UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – September 30, 2015

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2015. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	94,281	$617,706
AXA/AB Small Cap Growth Portfolio‡	72,781	1,343,698
AXA/Loomis Sayles Growth Portfolio‡	82,984	475,007
EQ/BlackRock Basic Value Equity Portfolio‡	66,288	1,298,317
EQ/Boston Advisors Equity Income Portfolio‡	71,712	426,369
EQ/Emerging Markets Equity PLUS Portfolio‡	47,987	358,049
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	57,897	749,087
EQ/GAMCO Small Company Value Portfolio‡	21,981	1,098,460
EQ/Global Bond PLUS Portfolio‡	420,128	3,805,688
EQ/High Yield Bond Portfolio‡	110,514	1,076,893
EQ/Intermediate Government Bond Portfolio‡	41,836	437,650
EQ/International Equity Index Portfolio‡	66,912	559,456
EQ/Invesco Comstock Portfolio‡	79,363	1,065,560
EQ/JPMorgan Value Opportunities Portfolio‡	31,127	461,068
EQ/MFS International Growth Portfolio‡	224,828	1,445,685
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	3,466	55,259
EQ/PIMCO Global Real Return Portfolio‡	154,992	1,459,078
EQ/PIMCO Ultra Short Bond Portfolio‡	108,035	1,061,107
EQ/Real Estate PLUS Portfolio‡	66,468	654,558
EQ/T. Rowe Price Growth Stock Portfolio*‡	24,583	914,696
iShares® China Large-Cap ETF	975	34,583
iShares® Gold Trust*	7,720	83,222
iShares® International Developed Property ETF	4,670	162,749
iShares® JP Morgan USD Emerging Markets Bond ETF	6,120	651,168
iShares® MSCI EAFE Small-Cap ETF	5,720	273,244
iShares® MSCI Global Gold Miners ETF	2,750	14,767
iShares® Silver Trust*	1,010	14,009
iShares® U.S. Oil & Gas Exploration & Production ETF	2,220	123,099
Multimanager Core Bond Portfolio‡	42,319	417,366
PowerShares DB Gold Fund*	19,960	730,137
PowerShares DB Silver Fund*	5,310	122,555
SPDR® S&P Emerging Asia Pacific ETF	420	30,526
SPDR® S&P Emerging Markets SmallCap ETF	2,315	85,586

Total Investment Companies (99.1%) (Cost $23,665,526)		22,106,402

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	128,089	128,089

Total Short-Term Investment (0.6%) (Cost $128,089)		128,089

Total Investments (99.7%) (Cost $23,793,615)		22,234,491
Other Assets Less Liabilities (0.3%)		58,208

Net Assets (100%)		$22,292,699

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$461,167	$430,523	$95,849	$617,706	$128	$(1,580)
AXA/AB Small Cap Growth Portfolio(b)	1,034,015	620,443	188,499	1,343,698	—	19,564
AXA/Loomis Sayles Growth Portfolio	—	481,275	3	475,007	14	1,258
EQ/BlackRock Basic Value Equity Portfolio	1,035,486	579,757	181,568	1,298,317	300	236
EQ/Boston Advisors Equity Income Portfolio	923,727	524,332	983,583	426,369	—	3,280
EQ/Emerging Markets Equity PLUS Portfolio	235,319	228,904	41,038	358,049	273	(637)
EQ/GAMCO Mergers and Acquisitions Portfolio	546,922	303,145	94,279	749,087	—	2,676
EQ/GAMCO Small Company Value Portfolio	886,278	527,964	191,605	1,098,460	—	12,891
EQ/Global Bond PLUS Portfolio	2,670,894	1,711,528	512,054	3,805,688	1,677	4,480
EQ/High Yield Bond Portfolio	767,797	471,252	141,346	1,076,893	1,125	57
EQ/Intermediate Government Bond Portfolio	378,681	193,192	140,585	437,650	—	57
EQ/International Equity Index Portfolio	420,653	258,104	80,771	559,456	568	32
EQ/Invesco Comstock Portfolio	835,581	518,860	161,973	1,065,560	3,788	(369)
EQ/JPMorgan Value Opportunities Portfolio	—	500,000	—	461,068	—	—
EQ/MFS International Growth Portfolio	1,068,894	647,762	202,072	1,445,685	3,921	(67)
EQ/Morgan Stanley Mid Cap Growth Portfolio	47,212	22,118	6,706	55,259	—	685
EQ/PIMCO Global Real Return Portfolio	1,067,094	620,975	188,546	1,459,078	39,906	(8)
EQ/PIMCO Ultra Short Bond Portfolio	743,205	549,150	228,145	1,061,107	—	(8)
EQ/Real Estate PLUS Portfolio	539,448	305,262	149,286	654,558	8,841	747
EQ/T. Rowe Price Growth Stock Portfolio	917,596	450,688	447,100	914,696	—	14,304
Multimanager Core Bond Portfolio	340,253	113,250	33,661	417,366	5,943	6

	$14,920,222	$10,058,484	$4,068,669	$19,780,757	$66,484	$57,604

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,325,645	$—	$—	$2,325,645
Investment Companies	—	19,780,757	—	19,780,757
Short-Term Investments	128,089	—	—	128,089

Total Assets	$2,453,734	$19,780,757	$—	$22,234,491

Total Liabilities	$—	$—	$—	$—

Total	$2,453,734	$19,780,757	$—	$22,234,491

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,828
Aggregate gross unrealized depreciation	(1,687,492)

Net unrealized depreciation	$(1,559,664)

Federal income tax cost of investments	$23,794,155

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	1,195,452	$7,832,345
AXA/AB Small Cap Growth Portfolio‡	881,557	16,275,474
AXA/Loomis Sayles Growth Portfolio‡	1,300,930	7,446,617
EQ/BlackRock Basic Value Equity Portfolio‡	975,575	19,107,592
EQ/Boston Advisors Equity Income Portfolio‡	1,140,645	6,781,802
EQ/Emerging Markets Equity PLUS Portfolio‡	1,057,648	7,891,583
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	879,348	11,377,183
EQ/GAMCO Small Company Value Portfolio‡	321,918	16,087,251
EQ/Global Bond PLUS Portfolio‡	2,897,268	26,244,637
EQ/High Yield Bond Portfolio‡	837,748	8,163,353
EQ/Intermediate Government Bond Portfolio‡	292,284	3,057,593
EQ/International Equity Index Portfolio‡	1,190,022	9,949,854
EQ/Invesco Comstock Portfolio‡	1,032,706	13,865,571
EQ/JPMorgan Value Opportunities Portfolio‡	466,905	6,916,018
EQ/MFS International Growth Portfolio‡	3,119,232	20,057,211
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	93,671	1,493,497
EQ/PIMCO Global Real Return Portfolio‡	1,170,654	11,020,429
EQ/PIMCO Ultra Short Bond Portfolio‡	831,386	8,165,787
EQ/Real Estate PLUS Portfolio‡	1,060,251	10,441,111
EQ/T. Rowe Price Growth Stock Portfolio*‡	385,314	14,337,037
iShares® China Large-Cap ETF	21,700	769,699
iShares® Gold Trust*	1,069,600	11,530,288
iShares® International Developed Property ETF	71,000	2,474,350
iShares® JP Morgan USD Emerging Markets Bond ETF	51,160	5,443,424
iShares® MSCI EAFE Small-Cap ETF	88,800	4,241,976
iShares® MSCI Global Gold Miners ETF	19,500	104,715
iShares® Silver Trust*	95,350	1,322,505
iShares® U.S. Oil & Gas Exploration & Production ETF	49,820	2,762,519
Multimanager Core Bond Portfolio‡	481,153	4,745,287
PowerShares DB Gold Fund*	19,000	695,020
PowerShares DB Silver Fund*‡	49,100	1,133,228
SPDR® S&P Emerging Asia Pacific ETF	4,100	297,988
SPDR® S&P Emerging Markets SmallCap ETF	31,900	1,179,343

Total Investment Companies (99.6%) (Cost $250,257,789)		263,212,287

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	786,941	786,941

Total Short-Term Investment (0.3%) (Cost $786,941)		786,941

Total Investments (99.9%) (Cost $251,044,730)		263,999,228
Other Assets Less Liabilities (0.1%)		275,273

Net Assets (100%)		$264,274,501

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$8,976,290	$1,769,791	$472,735	$7,832,345	$1,676	$(9,442)
AXA/AB Small Cap Growth Portfolio(b)	18,538,600	528,309	1,511,442	16,275,474	—	257,191
AXA/Loomis Sayles Growth Portfolio	—	7,539,981	46	7,446,617	214	19,722
EQ/BlackRock Basic Value Equity Portfolio	22,103,535	290,071	1,220,845	19,107,592	4,532	205,019
EQ/Boston Advisors Equity Income Portfolio	18,465,931	425,789	11,419,351	6,781,802	—	149,000
EQ/Emerging Markets Equity PLUS Portfolio	8,308,378	1,513,602	404,908	7,891,583	6,141	(7,800)
EQ/GAMCO Mergers and Acquisitions Portfolio	11,782,469	198,386	561,133	11,377,183	—	43,238
EQ/GAMCO Small Company Value Portfolio	18,901,739	470,491	1,258,382	16,087,251	—	428,553
EQ/Global Bond PLUS Portfolio	26,765,675	1,544,480	1,530,634	26,244,637	11,879	25,513
EQ/High Yield Bond Portfolio	8,434,714	533,330	702,435	8,163,353	8,747	858
EQ/Intermediate Government Bond Portfolio	3,550,930	55,554	598,420	3,057,593	—	423
EQ/International Equity Index Portfolio	10,896,057	176,178	604,299	9,949,854	10,382	(8,637)
EQ/Invesco Comstock Portfolio	16,077,236	290,223	853,308	13,865,571	50,739	7,093
EQ/JPMorgan Value Opportunities Portfolio	—	7,500,000	—	6,916,018	—	—
EQ/MFS International Growth Portfolio	21,557,842	405,923	1,220,832	20,057,211	55,908	36,678
EQ/Morgan Stanley Mid Cap Growth Portfolio	1,687,418	27,350	32,874	1,493,497	—	18,358
EQ/PIMCO Global Real Return Portfolio	11,894,356	330,397	909,566	11,020,429	309,167	(812)
EQ/PIMCO Ultra Short Bond Portfolio	8,091,084	713,164	617,374	8,165,787	—	(988)
EQ/Real Estate PLUS Portfolio	12,472,641	244,633	1,603,130	10,441,111	145,132	105,074
EQ/T. Rowe Price Growth Stock Portfolio	21,577,834	285,538	5,957,268	14,337,037	—	2,068,595
Multimanager Core Bond Portfolio	4,793,660	108,829	133,192	4,745,287	71,985	(823)
PowerShares DB Silver Fund	1,240,806	—	—	1,133,228	—	—

	$256,117,195	$24,952,019	$31,612,174	$232,390,460	$676,502	$3,336,813

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$31,955,055	$—	$—	$31,955,055
Investment Companies	—	231,257,232	—	231,257,232
Short-Term Investments	786,941	—	—	786,941

Total Assets	$32,741,996	$231,257,232	$—	$263,999,228

Total Liabilities	$—	$—	$—	$—

Total	$32,741,996	$231,257,232	$—	$263,999,228

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,443,051
Aggregate gross unrealized depreciation	(13,419,282)

Net unrealized appreciation	$13,023,769

Federal income tax cost of investments	$250,975,459

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	137,699	$902,174
AXA/AB Small Cap Growth Portfolio‡	98,833	1,824,679
AXA/Loomis Sayles Growth Portfolio‡	96,894	554,630
EQ/BlackRock Basic Value Equity Portfolio‡	91,050	1,783,296
EQ/Boston Advisors Equity Income Portfolio‡	120,806	718,266
EQ/Emerging Markets Equity PLUS Portfolio‡	103,286	770,662
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	82,575	1,068,370
EQ/GAMCO Small Company Value Portfolio‡	28,185	1,408,487
EQ/Global Bond PLUS Portfolio‡	71,738	649,834
EQ/High Yield Bond Portfolio‡	29,075	283,320
EQ/Intermediate Government Bond Portfolio‡	23,537	246,224
EQ/International Equity Index Portfolio‡	97,299	813,521
EQ/Invesco Comstock Portfolio‡	105,572	1,417,455
EQ/JPMorgan Value Opportunities Portfolio‡	46,691	691,602
EQ/MFS International Growth Portfolio‡	287,517	1,848,783
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	8,894	141,799
EQ/PIMCO Global Real Return Portfolio‡	40,041	376,939
EQ/PIMCO Ultra Short Bond Portfolio‡	10,849	106,557
EQ/Real Estate PLUS Portfolio‡	113,227	1,115,031
EQ/T. Rowe Price Growth Stock Portfolio*‡	41,444	1,542,092
iShares® China Large-Cap ETF	935	33,165
iShares® Gold Trust*	8,240	88,827
iShares® International Developed Property ETF	7,740	269,739
iShares® JP Morgan USD Emerging Markets Bond ETF	1,470	156,408
iShares® MSCI EAFE Small-Cap ETF	8,360	399,357
iShares® MSCI Global Gold Miners ETF	6,290	33,777
iShares® Silver Trust*	920	12,760
iShares® U.S. Oil & Gas Exploration & Production ETF	4,560	252,852
Multimanager Core Bond Portfolio‡	13,355	131,708
PowerShares DB Gold Fund*	38,250	1,399,185
PowerShares DB Silver Fund*	7,840	180,947
SPDR® S&P Emerging Asia Pacific ETF	640	46,515
SPDR® S&P Emerging Markets SmallCap ETF	3,805	140,671

Total Investment Companies (99.0%) (Cost $23,353,733)		21,409,632

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	140,457	140,457

Total Short-Term Investment (0.6%) (Cost $140,457)		140,457

Total Investments (99.6%) (Cost $23,494,190)		21,550,089
Other Assets Less Liabilities (0.4%)		82,185

Net Assets (100%)		$21,632,274

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$823,064	$457,433	$108,677	$902,174	$187	$(675)
AXA/AB Small Cap Growth Portfolio(b)	1,575,830	707,033	305,792	1,824,679	—	26,314
AXA/Loomis Sayles Growth Portfolio	—	561,488	3	554,630	16	1,469
EQ/BlackRock Basic Value Equity Portfolio	1,508,484	647,024	194,835	1,783,296	410	598
EQ/Boston Advisors Equity Income Portfolio	1,314,283	577,222	1,111,094	718,266	—	9,313
EQ/Emerging Markets Equity PLUS Portfolio	530,407	455,534	77,396	770,662	583	(252)
EQ/GAMCO Mergers and Acquisitions Portfolio	823,268	361,154	107,986	1,068,370	—	3,831
EQ/GAMCO Small Company Value Portfolio	1,153,309	577,971	169,685	1,408,487	—	16,471
EQ/Global Bond PLUS Portfolio	454,700	268,297	61,711	649,834	286	821
EQ/High Yield Bond Portfolio	209,151	110,244	30,855	283,320	294	3
EQ/Intermediate Government Bond Portfolio	183,644	85,103	25,716	246,224	—	21
EQ/International Equity Index Portfolio	640,763	324,128	97,738	813,521	821	(21)
EQ/Invesco Comstock Portfolio	1,194,406	549,537	164,172	1,417,455	5,020	403
EQ/JPMorgan Value Opportunities Portfolio	—	750,000	—	691,602	—	—
EQ/MFS International Growth Portfolio	1,500,129	753,687	326,477	1,848,783	4,976	(186)
EQ/Morgan Stanley Mid Cap Growth Portfolio	134,417	35,721	10,279	141,799	—	1,696
EQ/PIMCO Global Real Return Portfolio	287,051	141,282	41,136	376,939	10,251	8
EQ/PIMCO Ultra Short Bond Portfolio	83,107	34,032	10,286	106,557	—	— #
EQ/Real Estate PLUS Portfolio	878,409	458,541	151,395	1,115,031	15,009	1,334
EQ/T. Rowe Price Growth Stock Portfolio	1,585,885	714,679	745,800	1,542,092	—	30,205
Multimanager Core Bond Portfolio	95,129	52,837	15,430	131,708	1,788	(1)

	$14,975,436	$8,622,947	$3,756,463	$18,395,429	$39,641	$91,352

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,014,203	$—	$—	$3,014,203
Investment Companies	—	18,395,429	—	18,395,429
Short-Term Investments	140,457	—	—	140,457

Total Assets	$3,154,660	$18,395,429	$—	$21,550,089

Total Liabilities	$—	$—	$—	$—

Total	$3,154,660	$18,395,429	$—	$21,550,089

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$191,366
Aggregate gross unrealized depreciation	(2,125,928)

Net unrealized depreciation	$(1,934,562)

Federal income tax cost of investments	$23,484,651

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	73,195	$479,555
AXA/AB Small Cap Growth Portfolio‡	14,052	259,427
AXA/Loomis Sayles Growth Portfolio‡	13,842	79,233
EQ/BlackRock Basic Value Equity Portfolio‡	11,264	220,613
EQ/Boston Advisors Equity Income Portfolio‡	18,342	109,053
EQ/Emerging Markets Equity PLUS Portfolio‡	10,735	80,101
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	16,816	217,565
EQ/GAMCO Small Company Value Portfolio‡	3,955	197,649
EQ/Global Bond PLUS Portfolio‡	8,397	76,067
EQ/High Yield Bond Portfolio‡	3,095	30,163
EQ/Intermediate Government Bond Portfolio‡	1,750	18,305
EQ/International Equity Index Portfolio‡	15,889	132,846
EQ/Invesco Comstock Portfolio‡	11,945	160,376
EQ/JPMorgan Value Opportunities Portfolio‡	6,225	92,213
EQ/MFS International Growth Portfolio‡	32,277	207,545
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	2,034	32,433
EQ/PIMCO Global Real Return Portfolio‡	3,858	36,321
EQ/PIMCO Ultra Short Bond Portfolio‡	876	8,606
EQ/Real Estate PLUS Portfolio‡	68,423	673,814
EQ/T. Rowe Price Growth Stock Portfolio*‡	4,385	163,153
iShares® China Large-Cap ETF	270	9,577
iShares® International Developed Property ETF	4,470	155,779
iShares® JP Morgan USD Emerging Markets Bond ETF	220	23,408
iShares® MSCI EAFE Small-Cap ETF	1,180	56,369
iShares® U.S. Oil & Gas Exploration & Production ETF	1,550	85,947
PowerShares DB Gold Fund*	8,610	314,954
PowerShares DB Silver Fund*	2,910	67,163
SPDR® S&P Emerging Asia Pacific ETF	170	12,356
SPDR® S&P Emerging Markets SmallCap ETF	400	14,788

Total Investment Companies (100.0%) (Cost $4,632,465)		4,015,379

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	27,309	27,309

Total Short-Term Investment (0.7%) (Cost $27,309)		27,309

Total Investments (100.7%) (Cost $4,659,774)		4,042,688
Other Assets Less Liabilities (-0.7%)		(29,434)

Net Assets (100%)		$4,013,254

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$506,879	$159,140	$39,152	$479,555	$102	$357
AXA/AB Small Cap Growth Portfolio(b)	297,130	16,176	34,103	259,427	—	3,830
AXA/Loomis Sayles Growth Portfolio	—	80,213	—	79,233	2	210
EQ/BlackRock Basic Value Equity Portfolio	254,023	10,827	22,277	220,613	52	660
EQ/Boston Advisors Equity Income Portfolio	242,213	12,544	142,131	109,053	—	(5,221)
EQ/Emerging Markets Equity PLUS Portfolio	96,114	3,879	2,874	80,101	62	(39)
EQ/GAMCO Mergers and Acquisitions Portfolio	236,612	10,418	29,017	217,565	—	868
EQ/GAMCO Small Company Value Portfolio	214,671	12,001	7,063	197,649	—	2,404
EQ/Global Bond PLUS Portfolio	76,572	3,596	2,554	76,067	34	95
EQ/High Yield Bond Portfolio	30,121	1,555	1,132	30,163	32	2
EQ/Intermediate Government Bond Portfolio	17,732	1,156	850	18,305	—	2
EQ/International Equity Index Portfolio	161,434	7,835	31,453	132,846	138	(784)
EQ/Invesco Comstock Portfolio	176,766	7,897	5,345	160,376	586	41
EQ/JPMorgan Value Opportunities Portfolio	—	100,000	—	92,213	—	—
EQ/MFS International Growth Portfolio	211,411	10,582	7,375	207,545	577	(5)
EQ/Morgan Stanley Mid Cap Growth Portfolio	35,830	1,548	852	32,433	—	392
EQ/PIMCO Global Real Return Portfolio	35,740	24,550	22,984	36,321	1,017	150
EQ/PIMCO Ultra Short Bond Portfolio	8,527	385	283	8,606	—	— #
EQ/Real Estate PLUS Portfolio	702,076	35,861	22,662	673,814	9,344	823
EQ/T. Rowe Price Growth Stock Portfolio	235,384	9,620	76,220	163,153	—	10,868

	$3,539,235	$509,783	$448,327	$3,275,038	$11,946	$14,653

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$740,341	$—	$—	$740,341
Investment Companies	—	3,275,038	—	3,275,038
Short-Term Investments	27,309	—	—	27,309

Total Assets	$767,650	$3,275,038	$—	$4,042,688

Total Liabilities	$—	$—	$—	$—

Total	$767,650	$3,275,038	$—	$4,042,688

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,777
Aggregate gross unrealized depreciation	(603,875)

Net unrealized depreciation	$(564,098)

Federal income tax cost of investments	$4,606,786

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	129,229	$846,679
AXA/AB Small Cap Growth Portfolio‡	6,344	117,130
AXA/Loomis Sayles Growth Portfolio‡	6,921	39,616
EQ/BlackRock Basic Value Equity Portfolio‡	4,584	89,790
EQ/Boston Advisors Equity Income Portfolio‡	5,732	34,079
EQ/Emerging Markets Equity PLUS Portfolio‡	3,869	28,865
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	35,078	453,850
EQ/GAMCO Small Company Value Portfolio‡	2,187	109,285
EQ/Global Bond PLUS Portfolio‡	8,547	77,423
EQ/High Yield Bond Portfolio‡	3,703	36,079
EQ/Intermediate Government Bond Portfolio‡	2,824	29,541
EQ/International Equity Index Portfolio‡	6,583	55,043
EQ/Invesco Comstock Portfolio‡	6,125	82,240
EQ/JPMorgan Value Opportunities Portfolio‡	2,801	41,496
EQ/MFS International Growth Portfolio‡	15,218	97,852
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	1,062	16,935
EQ/PIMCO Global Real Return Portfolio‡	3,829	36,051
EQ/PIMCO Ultra Short Bond Portfolio‡	1,412	13,866
EQ/Real Estate PLUS Portfolio‡	98,204	967,086
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,661	61,815
iShares® China Large-Cap ETF	160	5,675
iShares® International Developed Property ETF	6,860	239,071
iShares® JP Morgan USD Emerging Markets Bond ETF	170	18,088
iShares® MSCI EAFE Small-Cap ETF	390	18,630
iShares® U.S. Oil & Gas Exploration & Production ETF	2,640	146,388
PowerShares DB Gold Fund*	9,340	341,657
PowerShares DB Silver Fund*	4,000	92,320
SPDR® S&P Emerging Asia Pacific ETF	120	8,722
SPDR® S&P Emerging Markets SmallCap ETF	200	7,394

Total Investment Companies (99.8%) (Cost $4,906,161)		4,112,666

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	31,743	31,743

Total Short-Term Investment (0.8%) (Cost $31,743)		31,743

Total Investments (100.6%) (Cost $4,937,904)		4,144,409
Other Assets Less Liabilities (-0.6%)		(26,590)

Net Assets (100%)		$4,117,819

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$928,316	$244,515	$61,884	$846,679	$179	$985
AXA/AB Small Cap Growth Portfolio(b)	139,365	9,763	23,277	117,130	(1)	1,751
AXA/Loomis Sayles Growth Portfolio	—	40,106	—	39,616	1	105
EQ/BlackRock Basic Value Equity Portfolio	116,180	7,482	24,187	89,790	21	1,377
EQ/Boston Advisors Equity Income Portfolio	100,637	7,659	75,992	34,079	—	(4,392)
EQ/Emerging Markets Equity PLUS Portfolio	33,921	1,733	711	28,865	22	(4)
EQ/GAMCO Mergers and Acquisitions Portfolio	479,694	31,493	56,241	453,850	—	1,665
EQ/GAMCO Small Company Value Portfolio	115,663	8,765	3,069	109,285	—	1,299
EQ/Global Bond PLUS Portfolio	75,772	5,299	2,121	77,423	34	99
EQ/High Yield Bond Portfolio	35,182	2,315	942	36,079	38	1
EQ/Intermediate Government Bond Portfolio	28,433	1,151	471	29,541	—	3
EQ/International Equity Index Portfolio	64,742	4,648	12,210	55,043	57	(325)
EQ/Invesco Comstock Portfolio	88,537	5,463	2,114	82,240	298	7
EQ/JPMorgan Value Opportunities Portfolio	—	45,000	—	41,496	—	—
EQ/MFS International Growth Portfolio	106,089	7,730	13,089	97,852	268	(25)
EQ/Morgan Stanley Mid Cap Growth Portfolio	18,184	1,351	472	16,935	—	203
EQ/PIMCO Global Real Return Portfolio	35,895	38,799	37,699	36,051	1,001	244
EQ/PIMCO Ultra Short Bond Portfolio	13,565	574	236	13,866	—	— #
EQ/Real Estate PLUS Portfolio	980,021	72,645	26,766	967,086	13,287	1,251
EQ/T. Rowe Price Growth Stock Portfolio	106,579	7,461	47,049	61,815	(1)	8,515

	$3,466,775	$543,952	$388,530	$3,234,721	$15,204	$12,759

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$877,945	$—	$—	$877,945
Investment Companies	—	3,234,721	—	3,234,721
Short-Term Investments	31,743	—	—	31,743

Total Assets	$909,688	$3,234,721	$—	$4,144,409

Total Liabilities	$—	$—	$—	$—

Total	$909,688	$3,234,721	$—	$4,144,409

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,655
Aggregate gross unrealized depreciation	(751,301)

Net unrealized depreciation	$(733,646)

Federal income tax cost of investments	$4,878,055

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	47,725	$823,747
AXA 400 Managed Volatility Portfolio‡	11,977	233,936
AXA 500 Managed Volatility Portfolio‡	162,862	2,944,265
AXA International Managed Volatility Portfolio‡	60,600	694,208
EQ/Intermediate Government Bond Portfolio‡	4,144,504	43,355,855

Total Investment Companies (99.5%) (Cost $47,889,124)		48,052,011

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,341	1,341

Total Short-Term Investment (0.0%) (Cost $1,341)		1,341

Total Investments (99.5%) (Cost $47,890,465)		48,053,352
Other Assets Less Liabilities (0.5%)		262,076

Net Assets (100%)		$48,315,428

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$151,935	$775,040	$66,319	$823,747	$—	$4,261
AXA 400 Managed Volatility Portfolio	37,974	221,371	18,921	233,936	—	1,176
AXA 500 Managed Volatility Portfolio	506,467	2,764,068	266,515	2,944,265	—	11,625
AXA International Managed Volatility Portfolio	111,743	666,741	57,325	694,208	160	5,433
EQ/Intermediate Government Bond Portfolio	6,855,320	39,701,966	3,440,020	43,355,855	—	2,576

	$7,663,439	$44,129,186	$3,849,100	$48,052,011	$160	$25,071

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$48,052,011	$—	$48,052,011
Short-Term Investments	1,341	—	—	1,341

Total Assets	$1,341	$48,052,011	$—	$48,053,352

Total Liabilities	$—	$—	$—	$—

Total	$1,341	$48,052,011	$—	$48,053,352

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$213,960
Aggregate gross unrealized depreciation	(52,729)

Net unrealized appreciation	$161,231

Federal income tax cost of investments	$47,892,121

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	1,679,564	$28,989,538
AXA 400 Managed Volatility Portfolio‡	278,062	5,431,146
AXA 500 Managed Volatility Portfolio‡	5,417,081	97,931,644
AXA International Managed Volatility Portfolio‡	2,070,081	23,713,899
AXA/AB Short Duration Government Bond Portfolio*‡	10,347,309	102,634,954
EQ/Core Bond Index Portfolio‡	25,761,549	260,693,797
EQ/Intermediate Government Bond Portfolio‡	28,019,176	293,109,912

Total Investment Companies (99.9%) (Cost $783,525,718)		812,504,890

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	994,135	994,135

Total Short-Term Investment (0.1%) (Cost $994,135)		994,135

Total Investments (100.0%) (Cost $784,519,853)		813,499,025
Other Assets Less Liabilities (0.0%)		(125,522)

Net Assets (100%)		$813,373,503

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$28,262,969	$4,710,731	$1,219,469	$28,989,538	$—	$227,078
AXA 400 Managed Volatility Portfolio	5,082,032	937,132	243,946	5,431,146	—	40,350
AXA 500 Managed Volatility Portfolio	94,590,484	17,730,115	7,983,421	97,931,644	—	591,583
AXA International Managed Volatility Portfolio	21,882,936	4,568,173	976,252	23,713,899	9,746	330,828
AXA/AB Short Duration Government Bond Portfolio(a)	91,339,242	16,143,547	4,872,152	102,634,954	—	336
EQ/Core Bond Index Portfolio	230,509,596	37,737,459	11,123,802	260,693,797	—	(33)
EQ/Intermediate Government Bond Portfolio	256,211,545	45,777,250	12,913,371	293,109,912	—	27,220

	$727,878,804	$127,604,407	$39,332,413	$812,504,890	$9,746	$1,217,362

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/AllianceBernstein Short Duration Government Bond Portfolio.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$812,504,890	$—	$812,504,890
Short-Term Investments	994,135	—	—	994,135

Total Assets	$994,135	$812,504,890	$—	$813,499,025

Total Liabilities	$—	$—	$—	$—

Total	$994,135	$812,504,890	$—	$813,499,025

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,844,683
Aggregate gross unrealized depreciation	(910,322)

Net unrealized appreciation	$28,934,361

Federal income tax cost of investments	$784,564,664

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	5,770,045	$99,591,885
AXA 400 Managed Volatility Portfolio‡	571,191	11,156,586
AXA 500 Managed Volatility Portfolio‡	18,284,028	330,544,229
AXA International Managed Volatility Portfolio‡	6,942,372	79,528,632
AXA/AB Short Duration Government Bond Portfolio*‡	12,001,402	119,041,900
EQ/Core Bond Index Portfolio‡	32,461,902	328,497,964
EQ/Intermediate Government Bond Portfolio‡	35,560,053	371,995,382

Total Investment Companies (100.0%) (Cost $1,263,552,219)		1,340,356,578

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	263,363	263,363

Total Short-Term Investment (0.0%) (Cost $263,363)		263,363

Total Investments (100.0%) (Cost $1,263,815,582)		1,340,619,941
Other Assets Less Liabilities (0.0%)		141,507

Net Assets (100%)		$1,340,761,448

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$102,524,327	$8,350,461	$1,676,552	$99,591,885	$—	$781,793
AXA 400 Managed Volatility Portfolio	11,027,700	1,059,733	216,282	11,156,586	—	83,178
AXA 500 Managed Volatility Portfolio	334,110,452	34,249,155	15,761,975	330,544,229	—	1,835,285
AXA International Managed Volatility Portfolio	77,281,323	9,502,182	1,351,784	79,528,632	32,857	1,115,834
AXA/AB Short Duration Government Bond Portfolio(a)	113,222,863	10,009,808	4,217,406	119,041,900	—	(398)
EQ/Core Bond Index Portfolio	306,209,724	26,596,890	8,921,050	328,497,964	—	(373)
EQ/Intermediate Government Bond Portfolio	344,416,116	32,072,983	9,785,805	371,995,382	—	34,871

	$1,288,792,505	$121,841,212	$41,930,854	$1,340,356,578	$32,857	$3,850,190

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/AllianceBernstein Short Duration Government Bond Portfolio.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,340,356,578	$—	$1,340,356,578
Short-Term Investments	263,363	—	—	263,363

Total Assets	$263,363	$1,340,356,578	$—	$1,340,619,941

Total Liabilities	$—	$—	$—	$—

Total	$263,363	$1,340,356,578	$—	$1,340,619,941

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,922,784
Aggregate gross unrealized depreciation	(4,213,873)

Net unrealized appreciation	$76,708,911

Federal income tax cost of investments	$1,263,911,030

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	16,431,248	$283,605,953
AXA 400 Managed Volatility Portfolio‡	1,669,694	32,612,712
AXA 500 Managed Volatility Portfolio‡	51,425,154	929,679,614
AXA International Managed Volatility Portfolio‡	19,437,594	222,668,186
AXA/AB Short Duration Government Bond Portfolio*‡	21,749,271	215,731,018
EQ/Core Bond Index Portfolio‡	61,322,689	620,554,481
EQ/Intermediate Government Bond Portfolio‡	66,880,768	699,642,845

Total Investment Companies (100.1%) (Cost $2,827,750,906)		3,004,494,809

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	547,059	547,059

Total Short-Term Investment (0.0%) (Cost $547,059)		547,059

Total Investments (100.1%) (Cost $2,828,297,965)		3,005,041,868
Other Assets Less Liabilities (-0.1%)		(3,095,126)

Net Assets (100%)		$3,001,946,742

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$288,540,934	$24,155,092	$1,581,715	$283,605,953	$—	$2,232,134
AXA 400 Managed Volatility Portfolio	31,871,208	3,054,419	202,789	32,612,712	—	243,779
AXA 500 Managed Volatility Portfolio	927,214,758	94,517,208	29,470,903	929,679,614	—	5,153,442
AXA International Managed Volatility Portfolio	214,040,346	26,711,060	1,297,893	222,668,186	92,193	3,130,724
AXA/AB Short Duration Government Bond Portfolio(a)	201,950,978	19,112,385	5,379,384	215,731,018	—	(391)
EQ/Core Bond Index Portfolio	572,326,001	52,609,673	13,041,362	620,554,481	—	536
EQ/Intermediate Government Bond Portfolio	639,375,238	63,970,114	13,609,440	699,642,845	—	65,916

	$2,875,319,463	$284,129,951	$64,583,486	$3,004,494,809	$92,193	$10,826,140

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/AllianceBernstein Short Duration Government Bond Portfolio.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,004,494,809	$—	$3,004,494,809
Short-Term Investments	547,059	—	—	547,059

Total Assets	$547,059	$3,004,494,809	$—	$3,005,041,868

Total Liabilities	$—	$—	$—	$—

Total	$547,059	$3,004,494,809	$—	$3,005,041,868

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$191,214,237
Aggregate gross unrealized depreciation	(14,665,792)

Net unrealized appreciation	$176,548,445

Federal income tax cost of investments	$2,828,493,423

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	40,422,365	$697,696,427
AXA 400 Managed Volatility Portfolio‡	4,144,966	80,960,114
AXA 500 Managed Volatility Portfolio‡	128,041,055	2,314,765,227
AXA International Managed Volatility Portfolio‡	47,921,979	548,972,259
AXA/AB Short Duration Government Bond Portfolio*‡	34,819,413	345,373,753
EQ/Core Bond Index Portfolio‡	102,306,314	1,035,287,963
EQ/Intermediate Government Bond Portfolio‡	110,066,480	1,151,410,601

Total Investments (100.1%) (Cost $5,697,434,112)		6,174,466,344
Other Assets Less Liabilities (-0.1%)		(4,348,344)

Net Assets (100%)		$6,170,118,000

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$719,931,085	$48,235,958	$2,905,492	$697,696,427	$—	$5,494,023
AXA 400 Managed Volatility Portfolio	80,475,504	6,061,979	371,065	80,960,114	—	605,411
AXA 500 Managed Volatility Portfolio	2,347,513,878	181,448,009	57,754,355	2,314,765,227	—	12,878,485
AXA International Managed Volatility Portfolio	537,032,501	55,307,596	2,349,737	548,972,259	227,399	7,722,272
AXA/AB Short Duration Government Bond Portfolio(a)	330,413,567	24,554,408	9,671,601	345,373,753	—	(1,958)
EQ/Core Bond Index Portfolio	969,855,372	72,525,352	21,708,686	1,035,287,963	—	1,631
EQ/Intermediate Government Bond Portfolio	1,062,326,520	95,087,058	22,389,720	1,151,410,601	—	108,882

	$6,047,548,427	$483,220,360	$117,150,656	$6,174,466,344	$227,399	$26,808,746

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/AllianceBernstein Short Duration Government Bond Portfolio.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$6,174,466,344	$—	$6,174,466,344

Total Assets	$—	$6,174,466,344	$—	$6,174,466,344

Total Liabilities	$—	$—	$—	$—

Total	$—	$6,174,466,344	$—	$6,174,466,344

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$512,170,792
Aggregate gross unrealized depreciation	(35,535,170)

Net unrealized appreciation	$476,635,622

Federal income tax cost of investments	$5,697,830,722

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	28,189,483	$486,554,939
AXA 400 Managed Volatility Portfolio‡	3,096,777	60,486,722
AXA 500 Managed Volatility Portfolio‡	88,943,857	1,607,954,165
AXA International Managed Volatility Portfolio‡	33,005,855	378,099,965
AXA/AB Short Duration Government Bond Portfolio*‡	15,566,923	154,408,304
EQ/Core Bond Index Portfolio‡	45,133,772	456,730,863
EQ/Intermediate Government Bond Portfolio‡	48,693,327	509,383,174

Total Investment Companies (100.0%) (Cost $3,493,481,134)		3,653,618,132

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	150,835	150,835

Total Short-Term Investment (0.0%) (Cost $150,835)		150,835

Total Investments (100.0%) (Cost $3,493,631,969)		3,653,768,967
Other Assets Less Liabilities (0.0%)		(941,840)

Net Assets (100%)		$3,652,827,127

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$458,278,998	$76,293,035	$117,641	$486,554,939	$—	$3,808,543
AXA 400 Managed Volatility Portfolio	54,871,262	9,675,029	14,973	60,486,722	—	449,730
AXA 500 Managed Volatility Portfolio	1,482,964,621	257,277,209	21,751,906	1,607,954,165	—	8,921,379
AXA International Managed Volatility Portfolio	338,262,952	69,829,319	94,097	378,099,965	155,662	5,286,079
AXA/AB Short Duration Government Bond Portfolio(a)	132,464,643	26,357,997	4,443,137	154,408,304	—	(360)
EQ/Core Bond Index Portfolio	390,117,855	69,810,492	9,295,905	456,730,863	—	345
EQ/Intermediate Government Bond Portfolio	430,963,729	80,761,228	9,312,912	509,383,174	—	47,987

	$3,287,924,060	$590,004,309	$45,030,571	$3,653,618,132	$155,662	$18,513,703

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/AllianceBernstein Short Duration Government Bond Portfolio.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,653,618,132	$—	$3,653,618,132
Short-Term Investments	150,835	—	—	150,835

Total Assets	$150,835	$3,653,618,132	$—	$3,653,768,967

Total Liabilities	$—	$—	$—	$—

Total	$150,835	$3,653,618,132	$—	$3,653,768,967

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$196,577,877
Aggregate gross unrealized depreciation	(36,594,162)

Net unrealized appreciation	$159,983,715

Federal income tax cost of investments	$3,493,785,252

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	18,017,111	$310,978,198
AXA 400 Managed Volatility Portfolio‡	1,803,454	35,225,336
AXA 500 Managed Volatility Portfolio‡	55,893,872	1,010,466,449
AXA International Managed Volatility Portfolio‡	20,891,516	239,323,643
AXA/AB Short Duration Government Bond Portfolio*‡	6,197,628	61,474,268
EQ/Core Bond Index Portfolio‡	16,008,946	162,002,409
EQ/Intermediate Government Bond Portfolio‡	17,363,986	181,645,472

Total Investment Companies (99.9%) (Cost $2,056,423,326)		2,001,115,775

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	389,662	389,662

Total Short-Term Investment (0.0%) (Cost $389,662)		389,662

Total Investments (99.9%) (Cost $2,056,812,988)		2,001,505,437
Other Assets Less Liabilities (0.1%)		1,030,125

Net Assets (100%)		$2,002,535,562

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$256,910,115	$85,575,124	$137,423	$310,978,198	$—	$2,412,346
AXA 400 Managed Volatility Portfolio	26,934,152	10,819,341	17,458	35,225,336	—	258,981
AXA 500 Managed Volatility Portfolio	813,020,498	277,406,706	8,891,039	1,010,466,449	—	5,557,384
AXA International Managed Volatility Portfolio	187,898,956	71,814,020	109,080	239,323,643	97,596	3,314,205
AXA/AB Short Duration Government Bond Portfolio(a)	45,532,143	17,160,576	1,228,367	61,474,268	—	(8)
EQ/Core Bond Index Portfolio	119,548,707	43,726,328	3,265,470	162,002,409	—	(25)
EQ/Intermediate Government Bond Portfolio	133,360,091	49,223,309	3,273,916	181,645,472	—	17,058

	$1,583,204,662	$555,725,404	$16,922,753	$2,001,115,775	$97,596	$11,559,941

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/AllianceBernstein Short Duration Government Bond Portfolio.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,001,115,775	$—	$2,001,115,775
Short-Term Investments	389,662	—	—	389,662

Total Assets	$389,662	$2,001,115,775	$—	$2,001,505,437

Total Liabilities	$—	$—	$—	$—

Total	$389,662	$2,001,115,775	$—	$2,001,505,437

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,062,520
Aggregate gross unrealized depreciation	(58,380,702)

Net unrealized depreciation	$(55,318,182)

Federal income tax cost of investments	$2,056,823,619

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Franklin Balanced Managed Volatility Portfolio‡	44,271,093	$436,135,060
AXA/Mutual Large Cap Equity Managed Volatility Portfolio‡	34,729,681	420,327,148
AXA/Templeton Global Equity Managed Volatility Portfolio‡	38,394,084	413,888,391

Total Investment Companies (100.0%) (Cost $1,017,910,386)		1,270,350,599

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	554,066	554,066

Total Short-Term Investment (0.0%) (Cost $554,066)		554,066

Total Investments (100.0%) (Cost $1,018,464,452)		1,270,904,665
Other Assets Less Liabilities (0.0%)		391,239

Net Assets (100%)		$1,271,295,904

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA/Franklin Balanced Managed Volatility Portfolio	$481,051,518	$13,900,604	$36,131,937	$436,135,060	$—	$(1,190)
AXA/Mutual Large Cap Equity Managed Volatility Portfolio	480,586,429	7,108,592	33,062,830	420,327,148	707,988	3,367,917
AXA/Templeton Global Equity Managed Volatility Portfolio	476,785,239	6,400,795	42,337,911	413,888,391	—	993,920

	$1,438,423,186	$27,409,991	$111,532,678	$1,270,350,599	$707,988	$4,360,647

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,270,350,599	$—	$1,270,350,599
Short-Term Investments	554,066	—	—	554,066

Total Assets	$554,066	$1,270,350,599	$—	$1,270,904,665

Total Liabilities	$—	$—	$—	$—

Total	$554,066	$1,270,350,599	$—	$1,270,904,665

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$252,935,852
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$252,935,852

Federal income tax cost of investments	$1,017,968,813

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Energy Select Sector SPDR® Fund	19,300	$1,181,160
iShares® Global Clean Energy ETF	6,880	62,402
iShares® Global Energy ETF	12,670	363,502
iShares® North American Natural Resources ETF	8,110	235,514
iShares® U.S. Energy ETF	21,370	733,418
iShares® U.S. Oil & Gas Exploration & Production ETF	2,450	135,852
iShares® U.S. Oil Equipment & Services ETF	3,170	115,325
PowerShares Cleantech Portfolio	2,210	58,521
PowerShares DWA Energy Momentum Portfolio	3,350	119,026
PowerShares Dynamic Energy Exploration & Production Portfolio	6,640	152,521
PowerShares Dynamic Oil & Gas Services Portfolio	8,380	102,571
PowerShares Global Clean Energy Portfolio	5,650	59,890
PowerShares S&P Smallcap Energy Portfolio	12,180	193,662
PowerShares WilderHill Clean Energy Portfolio	13,640	55,924
PowerShares WilderHill Progressive Energy Portfolio	2,880	55,966
SPDR® S&P International Energy Sector ETF	1,100	17,105
SPDR® S&P Oil & Gas Equipment & Services ETF	5,690	101,168
SPDR® S&P Oil & Gas Exploration & Production ETF	4,740	155,662
Vanguard Energy ETF	9,490	804,372

Total Investment Companies (98.9%) (Cost $7,166,836)		4,703,561

SHORT-TERM INVESTMENT:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	51,170	51,170

Total Short-Term Investment (1.1%) (Cost $51,170)		51,170

Total Investments (100.0%) (Cost $7,218,006)		4,754,731
Other Assets Less Liabilities (0.0%)		(655)

Net Assets (100%)		$4,754,076

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$4,703,561	$—	$—	$4,703,561
Short-Term Investments	51,170	—	—	51,170

Total Assets	$4,754,731	$—	$—	$4,754,731

Total Liabilities	$—	$—	$—	$—

Total	$4,754,731	$—	$—	$4,754,731

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,463,721)

Net unrealized depreciation	$(2,463,721)

Federal income tax cost of investments	$7,218,452

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares® MSCI All Country World Minimum Volatility ETF	21,360	$1,430,266
iShares® MSCI EAFE Minimum Volatility ETF	11,040	688,786
iShares® MSCI Emerging Markets Minimum Volatility ETF	6,350	316,357
iShares® MSCI USA Minimum Volatility ETF	7,180	284,256
PowerShares S&P 500 High Dividend Low Volatility Portfolio	9,030	284,174
PowerShares S&P 500 Low Volatility Portfolio	7,490	269,340
PowerShares S&P Emerging Markets Low Volatility Portfolio	13,790	289,452
PowerShares S&P International Developed Low Volatility Portfolio	23,770	673,880
PowerShares S&P MidCap Low Volatility Portfolio	10,910	353,593
PowerShares S&P SmallCap Low Volatility Portfolio	5,320	172,155
SPDR® Russell 1000 Low Volatility ETF	4,130	285,424
SPDR® Russell 2000 Low Volatility ETF	2,350	168,636

Total Investment Companies (99.8%) (Cost $5,243,314)		5,216,319

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	28,984	28,984

Total Short-Term Investment (0.6%) (Cost $28,984)		28,984

Total Investments (100.4%) (Cost $5,272,298)		5,245,303
Other Assets Less Liabilities (-0.4%)		(18,860)

Net Assets (100%)		$5,226,443

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$5,216,319	$—	$—	$5,216,319
Short-Term Investments	28,984	—	—	28,984

Total Assets	$5,245,303	$—	$—	$5,245,303

Total Liabilities	$—	$—	$—	$—

Total	$5,245,303	$—	$—	$5,245,303

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$210,967
Aggregate gross unrealized depreciation	(238,282)

Net unrealized depreciation	$(27,315)

Federal income tax cost of investments	$5,272,618

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.1%)
MercadoLibre, Inc.	18,341	$1,670,131

Australia (2.0%)
AGL Energy Ltd.	33,415	375,636
Alumina Ltd.	132,164	104,733
Amcor Ltd.	62,125	577,143
AMP Ltd.	151,780	594,555
APA Group	57,099	343,712
Aristocrat Leisure Ltd.	28,027	170,827
Asciano Ltd.	47,021	277,611
ASX Ltd.	9,267	247,177
Aurizon Holdings Ltd.	104,616	370,073
AusNet Services	93,733	90,042
Australia & New Zealand Banking Group Ltd.	141,065	2,702,372
Bank of Queensland Ltd.	18,638	152,397
Bendigo & Adelaide Bank Ltd.	20,972	146,399
BHP Billiton Ltd.	162,927	2,569,637
BHP Billiton plc	106,595	1,627,294
Boral Ltd.	35,355	131,025
Brambles Ltd.	80,641	552,888
Caltex Australia Ltd.	14,046	310,830
CIMIC Group Ltd.	5,498	90,920
Coca-Cola Amatil Ltd.	25,973	164,573
Cochlear Ltd.	2,669	156,627
Commonwealth Bank of Australia	86,437	4,447,470
Computershare Ltd.	25,485	190,033
Crown Resorts Ltd.	19,397	135,158
CSL Ltd.	23,924	1,507,473
Dexus Property Group (REIT)	46,853	235,575
Federation Centres (REIT)	168,861	326,198
Flight Centre Travel Group Ltd.	2,751	69,874
Fortescue Metals Group Ltd.	82,591	106,134
Goodman Group (REIT)	90,034	370,788
GPT Group (REIT)	93,665	297,857
Harvey Norman Holdings Ltd.	32,214	88,439
Healthscope Ltd.	49,139	88,119
Iluka Resources Ltd.	23,503	102,811
Incitec Pivot Ltd.	91,448	251,073
Insurance Australia Group Ltd.	120,547	412,363
Lend Lease Group	27,211	240,467
Macquarie Group Ltd.	15,048	818,084
Medibank Pvt Ltd.	148,670	252,860
Mirvac Group (REIT)	189,038	228,874
National Australia Bank Ltd.	133,530	2,833,587
Newcrest Mining Ltd.*	37,928	343,278
Orica Ltd.	17,867	189,255
Origin Energy Ltd.†	57,048	251,890
Platinum Asset Management Ltd.	12,545	60,102
Qantas Airways Ltd.*	28,331	74,180
QBE Insurance Group Ltd.	70,273	637,988
Ramsay Health Care Ltd.	7,326	301,569
REA Group Ltd.	2,757	86,036
Santos Ltd.	52,988	148,806
Scentre Group (REIT)	274,126	752,419
Seek Ltd.	16,617	140,994
Sonic Healthcare Ltd.	18,485	237,309
South32 Ltd.*	274,146	264,929
Stockland Corp., Ltd. (REIT)	121,211	328,308
Suncorp Group Ltd.	66,145	569,921
Sydney Airport	51,180	214,593
Tabcorp Holdings Ltd.	42,204	138,779
Tatts Group Ltd.	78,106	206,785
Telstra Corp., Ltd.	220,319	869,762
TPG Telecom Ltd.	16,154	123,480
Transurban Group	95,573	668,398
Treasury Wine Estates Ltd.	32,786	151,546
Wesfarmers Ltd.	56,766	1,569,958
Westfield Corp. (REIT)	101,642	713,052
Westpac Banking Corp.	159,270	3,348,120
Woodside Petroleum Ltd.	38,180	780,644
Woolworths Ltd.	65,043	1,137,374
WorleyParsons Ltd.	11,541	48,078

		39,117,261

Austria (0.4%)
Andritz AG	4,124	186,074
Erste Group Bank AG*	169,812	4,936,680
OMV AG	7,020	170,648
Raiffeisen Bank International AG*	6,440	84,376
Vienna Insurance Group AG Wiener Versicherung Gruppe	64,081	1,887,093
voestalpine AG	5,429	186,799

		7,451,670

Belgium (0.4%)
Ageas	10,812	443,823
Anheuser-Busch InBev S.A./N.V.	40,883	4,342,352
Colruyt S.A.*	3,355	161,491
Delhaize Group S.A.	5,307	470,466
Groupe Bruxelles Lambert S.A.	4,102	309,830
KBC Groep N.V.	13,037	822,106
Proximus S.A.	7,692	265,091
Solvay S.A.	3,073	314,089
Telenet Group Holding N.V.*	2,616	150,001
UCB S.A.	6,576	514,687
Umicore S.A.	5,292	203,926

		7,997,862

Bermuda (0.0%)
Seadrill Ltd.*	17,996	105,162
Signet Jewelers Ltd.	2,942	400,494

		505,656

Brazil (0.8%)
Ambev S.A. (ADR)	113,160	554,484
Banco Bradesco S.A. (Preference)(q)	354,033	1,903,000
BRF S.A.	307,711	5,483,613
Embraer S.A. (ADR)	82,445	2,108,943
Itau Unibanco Holding S.A. (Preference)(q)	400,077	2,657,088
Lojas Arapua S.A. (Preference)(q)*†	1,248,000	—
Raia Drogasil S.A.	162,813	1,606,159
Telefonica Brasil S.A. (Preference)(q)	103,600	951,202
Ultrapar Participacoes S.A.	81,722	1,372,649

		16,637,138

Cayman Islands (0.0%)
Theravance Biopharma, Inc.*	19,264	211,711

Chile (0.1%)
Antofagasta plc	22,132	167,828
S.A.C.I. Falabella	236,881	1,467,839

		1,635,667

China (1.9%)
Bank of China Ltd., Class H	13,648,000	5,907,389
China Construction Bank Corp., Class H	6,717,420	4,499,645
China Life Insurance Co., Ltd., Class H	729,000	2,544,642
China Machinery Engineering Corp., Class H	629,000	544,965
China Mengniu Dairy Co., Ltd.	296,000	1,045,167

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
China Pacific Insurance Group Co., Ltd., Class H	470,200	$1,741,412
Chongqing Changan Automobile Co., Ltd., Class B	305,800	518,993
CSPC Pharmaceutical Group Ltd.	852,000	751,695
Huadian Power International Corp., Ltd., Class H	1,168,000	917,358
JD.com, Inc. (ADR)*	168,895	4,401,404
NetEase, Inc. (ADR)	5,860	703,903
Qihoo 360 Technology Co., Ltd. (ADR)*	23,800	1,138,354
Shenzhou International Group Holdings Ltd.	183,000	945,859
Sihuan Pharmaceutical Holdings Group Ltd.†	2,702,000	1,063,879
TAL Education Group (ADR)*	32,982	1,060,371
Tencent Holdings Ltd.	542,100	9,117,328
Tsingtao Brewery Co., Ltd., Class H	88,000	386,981
Yangzijiang Shipbuilding Holdings Ltd.	100,497	80,364

		37,369,709

Colombia (0.1%)
Grupo de Inversiones Suramericana S.A.	72,650	842,774
Grupo de Inversiones Suramericana S.A. (Preference)(q)	46,001	523,801

		1,366,575

Czech Republic (0.2%)
Komercni Banka A/S	15,751	3,416,828

Denmark (0.6%)
A. P. Moller - Maersk A/S, Class A	201	302,932
A. P. Moller - Maersk A/S, Class B	372	573,951
Carlsberg A/S, Class B	5,564	428,194
Coloplast A/S, Class B	5,778	409,918
Danske Bank A/S	34,875	1,054,859
DSV A/S	9,550	357,413
FLSmidth & Co. A/S	19,910	662,005
ISS A/S	6,204	206,363
Novo Nordisk A/S, Class B	99,252	5,342,167
Novozymes A/S, Class B	11,738	512,599
Pandora A/S	5,056	591,535
TDC A/S	44,026	227,186
Tryg A/S	6,400	124,558
Vestas Wind Systems A/S	11,565	602,727
William Demant Holding A/S*	1,401	116,640

		11,513,047

Egypt (0.1%)
Commercial International Bank Egypt SAE	226,997	1,538,525

Finland (0.3%)
Elisa Oyj	7,658	259,226
Fortum Oyj	23,101	342,385
Kone Oyj, Class B	16,317	621,722
Metso Oyj	5,977	124,482
Neste Oyj	6,641	153,038
Nokia Oyj	186,168	1,275,443
Nokian Renkaat Oyj	6,228	201,893
Orion Oyj, Class B	4,863	184,083
Sampo Oyj, Class A	22,568	1,094,510
Stora Enso Oyj, Class R	27,613	209,178
UPM-Kymmene Oyj	27,532	413,646
Wartsila Oyj Abp	7,936	315,392

		5,194,998

France (4.0%)
Accor S.A.	9,428	441,351
Aeroports de Paris S.A.	1,669	189,411
Air Liquide S.A.	17,542	2,078,703
Airbus Group SE	134,417	7,983,834
Alcatel-Lucent*	127,978	471,167
Alstom S.A.*	11,275	348,550
Arkema S.A.	3,409	221,217
Atos SE	4,358	334,691
AXA S.A.‡	98,197	2,383,944
BNP Paribas S.A.	54,041	3,182,245
Bollore S.A.	43,070	209,994
Bouygues S.A.	9,086	323,356
Bureau Veritas S.A.	13,568	286,247
Cap Gemini S.A.	7,802	695,204
Carrefour S.A.	28,666	849,532
Casino Guichard Perrachon S.A.	3,106	165,410
Christian Dior SE	2,836	530,949
Cie de Saint-Gobain	24,135	1,048,417
Cie Generale des Etablissements Michelin	9,659	881,402
CNP Assurances S.A.	8,928	123,996
Credit Agricole S.A.	53,447	613,251
Danone S.A.	29,517	1,866,773
Dassault Systemes S.A.	6,650	490,987
Edenred	10,710	175,185
Electricite de France S.A.	12,064	213,093
Engie	74,235	1,202,116
Essilor International S.A.	10,405	1,270,947
Eurazeo S.A.	1,887	125,564
Eutelsat Communications S.A.	9,130	280,175
Fonciere des Regions (REIT)	1,632	142,135
Gecina S.A. (REIT)	1,539	187,535
Groupe Eurotunnel SE (Registered)	24,964	340,016
Hermes International	1,373	499,873
ICADE (REIT)	1,604	108,847
Iliad S.A.	1,071	216,834
Imerys S.A.	1,999	128,494
Ingenico Group	2,328	281,202
J.C. Decaux S.A.	3,474	125,929
Kering	25,607	4,191,272
Klepierre S.A. (REIT)	8,610	390,552
Lagardere S.C.A.	6,042	167,482
Legrand S.A.	13,771	732,149
L’Oreal S.A.	12,952	2,252,184
LVMH Moet Hennessy Louis Vuitton SE	47,700	8,139,628
Natixis S.A.	48,624	268,657
Numericable-SFR*	5,288	244,922
Orange S.A.	100,407	1,518,466
Pernod-Ricard S.A.	11,043	1,115,076
Peugeot S.A.*	21,441	323,916
Publicis Groupe S.A.	9,776	667,899
Remy Cointreau S.A.	1,273	83,649
Renault S.A.	9,997	718,148
Rexel S.A.	14,900	183,226
Safran S.A.	15,182	1,145,527
Sanofi S.A.	60,009	5,716,798
Schneider Electric SE	28,104	1,576,043
SCOR SE	7,988	286,909
Societe BIC S.A.	1,547	240,479
Societe Generale S.A.	98,649	4,412,773
Sodexo S.A.	4,904	406,763
Suez Environnement Co. S.A.	16,031	288,345
Technip S.A.	49,387	2,333,353

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Thales S.A.	5,117	$356,494
Total S.A.	108,932	4,911,210
Unibail-Rodamco SE (REIT)	5,100	1,322,551
Valeo S.A.	4,133	559,694
Veolia Environnement S.A.	23,395	536,128
Vinci S.A.	23,988	1,525,336
Vivendi S.A.	58,172	1,377,219
Wendel S.A.	1,657	193,979
Zodiac Aerospace	10,871	248,835

		79,454,238

Germany (4.0%)
adidas AG	10,881	875,821
Allianz SE (Registered)	54,816	8,591,608
Axel Springer SE	2,335	130,183
BASF SE	46,809	3,571,734
Bayer AG (Registered)	77,982	9,966,746
Bayerische Motoren Werke (BMW) AG	16,729	1,480,224
Bayerische Motoren Werke (BMW) AG (Preference)(q)	70,111	4,813,966
Beiersdorf AG	5,243	463,916
Brenntag AG	8,035	432,410
Commerzbank AG*	55,257	581,642
Continental AG	5,550	1,178,929
Daimler AG (Registered)	49,058	3,556,167
Deutsche Bank AG (Registered)	181,358	4,875,572
Deutsche Boerse AG	9,755	839,757
Deutsche Lufthansa AG (Registered)*	12,345	171,362
Deutsche Post AG (Registered)	49,149	1,360,276
Deutsche Telekom AG (Registered)	162,004	2,875,903
Deutsche Wohnen AG	15,770	421,452
E.ON SE	101,497	870,732
Evonik Industries AG	6,557	219,162
Fraport AG Frankfurt Airport Services Worldwide	1,956	120,626
Fresenius Medical Care AG & Co. KGaA	11,328	883,322
Fresenius SE & Co. KGaA	19,190	1,287,095
Fuchs Petrolub SE (Preference)(q)	3,550	156,676
GEA Group AG	9,511	361,470
Hannover Rueck SE	3,030	309,782
HeidelbergCement AG	7,330	501,913
Henkel AG & Co. KGaA	5,405	477,242
Henkel AG & Co. KGaA (Preference)(q)	8,965	921,117
Hugo Boss AG	3,324	372,760
Infineon Technologies AG	58,652	659,137
K+S AG (Registered)	9,667	323,104
Kabel Deutschland Holding AG*	1,216	158,239
Lanxess AG	4,760	222,387
Linde AG	26,166	4,238,490
MAN SE	1,833	186,426
Merck KGaA	6,722	595,103
Metro AG	7,871	217,135
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,779	1,635,488
OSRAM Licht AG	4,625	238,963
Porsche Automobil Holding SE (Preference)(q)	7,964	338,970
ProSiebenSat.1 Media SE	11,379	557,228
RWE AG	25,452	288,385
SAP SE	126,410	8,178,273
Siemens AG (Registered)	55,844	4,989,285
Symrise AG	5,960	358,011
Telefonica Deutschland Holding AG	29,259	178,569
ThyssenKrupp AG	19,132	335,016
TUI AG	24,448	451,654
United Internet AG (Registered)	4,987	252,277
Volkswagen AG	1,657	194,618
Volkswagen AG (Preference)(q)	8,456	924,728
Vonovia SE	22,685	729,169

		78,920,220

Hong Kong (1.5%)
AIA Group Ltd.	1,122,400	5,843,825
ASM Pacific Technology Ltd.	11,000	72,636
Bank of East Asia Ltd.	61,200	206,469
BOC Hong Kong Holdings Ltd.	192,500	569,440
Cathay Pacific Airways Ltd.	63,000	118,692
Cheung Kong Infrastructure Holdings Ltd.	33,000	296,005
Cheung Kong Property Holdings Ltd.	135,264	991,329
China Mobile Ltd.	581,500	6,940,258
China Overseas Land & Investment Ltd.	588,000	1,794,449
China Taiping Insurance Holdings Co., Ltd.*	290,000	908,200
CK Hutchison Holdings Ltd.	135,264	1,761,518
CLP Holdings Ltd.	91,500	780,329
First Pacific Co., Ltd.	139,500	85,469
Galaxy Entertainment Group Ltd.	122,000	313,310
Hang Lung Properties Ltd.	115,000	258,789
Hang Seng Bank Ltd.	39,800	718,379
Henderson Land Development Co., Ltd.	59,763	357,686
HKT Trust & HKT Ltd.	133,260	158,791
Hong Kong & China Gas Co., Ltd.	360,563	676,895
Hong Kong Exchanges and Clearing Ltd.	56,100	1,290,849
Hysan Development Co., Ltd.	37,000	154,500
Kerry Properties Ltd.	30,500	83,829
Li & Fung Ltd.	290,000	222,803
Link REIT (REIT)	113,000	622,876
MTR Corp., Ltd.	73,500	320,387
New World Development Co., Ltd.	290,320	282,510
Noble Group Ltd.	271,481	79,415
NWS Holdings Ltd.	80,026	105,786
PCCW Ltd.	209,000	107,576
Power Assets Holdings Ltd.	72,000	682,804
Shangri-La Asia Ltd.	52,166	45,106
Shenzhen International Holdings Ltd.	541,500	747,060
Sino Land Co., Ltd.	163,400	249,374
SJM Holdings Ltd.	111,000	79,018
Sun Hung Kai Properties Ltd.	88,000	1,146,999
Swire Pacific Ltd., Class A	30,500	342,215
Swire Properties Ltd.	60,800	168,786
Techtronic Industries Co., Ltd.	67,000	249,542
WH Group Ltd.*§	246,000	122,546
Wharf Holdings Ltd.	71,100	401,742
Wheelock & Co., Ltd.	50,000	217,546
Yue Yuen Industrial Holdings Ltd.	43,500	161,787

		30,737,525

India (2.2%)
Ashok Leyland Ltd.	3,356,936	4,736,875
Bharat Petroleum Corp., Ltd.	165,451	2,148,666
DLF Ltd.	2,071,131	4,363,474
Glenmark Pharmaceuticals Ltd.	177,928	2,854,856
HDFC Bank Ltd.	170,979	3,348,361
ICICI Bank Ltd. (ADR)	490,415	4,109,678
Idea Cellular Ltd.	390,317	890,912

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
IndusInd Bank Ltd.	238,032	$3,427,518
Larsen & Toubro Ltd.	101,448	2,272,619
Marico Ltd.	341,250	2,106,241
Maruti Suzuki India Ltd.	54,448	3,896,830
Shree Cement Ltd.*	14,086	2,519,114
Shriram Transport Finance Co., Ltd.	187,422	2,646,928
Sun Pharmaceutical Industries Ltd.*	82,582	1,095,452
Tata Consultancy Services Ltd.	44,900	1,772,335
Zee Entertainment Enterprises Ltd.	400,727	2,402,922

		44,592,781

Indonesia (0.3%)
AKR Corporindo Tbk PT	1,588,900	636,691
Kalbe Farma Tbk PT	12,065,700	1,136,785
Link Net Tbk PT*	2,932,600	901,444
Matahari Department Store Tbk PT	2,005,500	2,209,535
Surya Citra Media Tbk PT	3,466,200	652,185
XL Axiata Tbk PT*	5,188,700	927,528

		6,464,168

Ireland (0.8%)
Accenture plc, Class A	23,068	2,266,662
Allegion plc	3,542	204,232
Bank of Ireland*	1,430,634	556,944
CRH plc	42,388	1,121,313
Endo International plc*	7,667	531,170
Experian plc	51,460	825,886
James Hardie Industries plc (CDI)	22,053	266,166
Kerry Group plc, Class A	8,791	661,056
Medtronic plc	52,268	3,498,820
Perrigo Co. plc	5,407	850,359
Shire plc	58,666	4,004,191
XL Group plc	11,174	405,840

		15,192,639

Israel (0.2%)
Azrieli Group	1,545	61,786
Bank Hapoalim B.M.	59,521	299,622
Bank Leumi Le-Israel B.M.*	77,993	291,317
Bezeq Israeli Telecommunication Corp., Ltd.	97,116	185,771
Delek Group Ltd.	246	53,825
Israel Chemicals Ltd.	25,003	128,908
Israel Corp., Ltd.	165	39,636
Mizrahi Tefahot Bank Ltd.	8,869	104,878
NICE-Systems Ltd.	3,043	170,526
Teva Pharmaceutical Industries Ltd.	43,798	2,476,459

		3,812,728

Italy (1.0%)
Assicurazioni Generali S.p.A.	58,994	1,082,040
Atlantia S.p.A.	21,315	596,785
Banca Monte dei Paschi di Siena S.p.A.*	938,486	1,676,803
Banco Popolare SC*	18,779	277,786
Brunello Cucinelli S.p.A.	52,404	950,804
Enel Green Power S.p.A.	81,752	154,877
Enel S.p.A.	358,188	1,601,603
Eni S.p.A.	128,745	2,025,719
EXOR S.p.A.	5,073	221,650
Finmeccanica S.p.A.*	21,382	268,374
Intesa Sanpaolo S.p.A. (Italian Stock Exchange)	52,799	170,094
Intesa Sanpaolo S.p.A. (London Stock Exchange)	642,949	2,270,575
Luxottica Group S.p.A.	8,770	609,640
Mediobanca S.p.A.	29,197	287,229
Pirelli & C. S.p.A.	12,791	214,055
Prysmian S.p.A.	68,921	1,425,733
Saipem S.p.A.*	14,854	119,273
Snam S.p.A.	109,234	562,142
Telecom Italia S.p.A.*	525,433	646,026
Telecom Italia S.p.A. (RNC)	302,216	310,147
Terna Rete Elettrica Nazionale S.p.A.	80,487	391,839
Tod’s S.p.A.	18,524	1,625,296
UniCredit S.p.A.	242,492	1,511,277
Unione di Banche Italiane S.c.p.A.	46,232	328,028
UnipolSai S.p.A.	36,336	79,250

		19,407,045

Japan (8.7%)
ABC-Mart, Inc.	1,600	89,403
Acom Co., Ltd.*	18,300	93,781
Aeon Co., Ltd.	34,000	529,289
AEON Financial Service Co., Ltd.	5,400	106,925
Aeon Mall Co., Ltd.	5,580	85,913
Air Water, Inc.	8,000	120,648
Aisin Seiki Co., Ltd.	10,000	336,340
Ajinomoto Co., Inc.	29,000	612,447
Alfresa Holdings Corp.	9,200	157,506
Alps Electric Co., Ltd.	6,700	190,112
Amada Holdings Co., Ltd.	17,600	134,328
ANA Holdings, Inc.	63,000	177,160
Aozora Bank Ltd.	63,000	219,033
Asahi Glass Co., Ltd.	49,000	287,607
Asahi Group Holdings Ltd.	20,100	654,125
Asahi Kasei Corp.	66,000	465,915
Asics Corp.	8,300	198,609
Astellas Pharma, Inc.	103,300	1,341,049
Bandai Namco Holdings, Inc.	8,400	195,644
Bank of Kyoto Ltd.	19,000	193,960
Bank of Yokohama Ltd.	56,000	341,178
Benesse Holdings, Inc.	3,900	104,545
Bridgestone Corp.	32,700	1,136,848
Brother Industries Ltd.	12,600	152,341
Calbee, Inc.	3,500	113,764
Canon, Inc.	53,800	1,558,644
Casio Computer Co., Ltd.	9,800	178,786
Central Japan Railway Co.	7,200	1,164,423
Chiba Bank Ltd.	36,000	256,220
Chubu Electric Power Co., Inc.	33,500	495,368
Chugai Pharmaceutical Co., Ltd.	11,400	350,870
Chugoku Bank Ltd.	8,200	122,122
Chugoku Electric Power Co., Inc.	14,400	198,852
Citizen Holdings Co., Ltd.	15,700	108,604
COLOPL, Inc.	1,900	30,637
Credit Saison Co., Ltd.	8,600	156,517
Dai Nippon Printing Co., Ltd.	24,000	233,378
Daicel Corp.	16,000	196,819
Daihatsu Motor Co., Ltd.	10,000	116,071
Dai-ichi Life Insurance Co., Ltd.	312,100	4,991,203
Daiichi Sankyo Co., Ltd.	29,300	511,622
Daikin Industries Ltd.	12,200	685,952
Daito Trust Construction Co., Ltd.	3,700	376,368
Daiwa House Industry Co., Ltd.	30,900	766,980
Daiwa Securities Group, Inc.	86,400	559,943
Denso Corp.	24,400	1,034,430
Dentsu, Inc.	9,986	511,947
Don Quijote Holdings Co., Ltd.	6,400	242,164
East Japan Railway Co.	16,737	1,416,354
Eisai Co., Ltd.	11,900	705,836
Electric Power Development Co., Ltd.	7,100	217,795
FamilyMart Co., Ltd.	3,300	151,031
FANUC Corp.	22,518	3,471,582
Fast Retailing Co., Ltd.	2,700	1,096,308

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Fuji Electric Co., Ltd.	29,000	$105,570
Fuji Heavy Industries Ltd.	29,500	1,067,508
Fujifilm Holdings Corp.	23,100	866,731
Fujitsu Ltd.	97,000	423,007
Fukuoka Financial Group, Inc.	38,000	181,342
GungHo Online Entertainment, Inc.	17,800	52,805
Gunma Bank Ltd.	22,000	140,690
Hachijuni Bank Ltd.	19,000	134,378
Hakuhodo DY Holdings, Inc.	12,300	117,294
Hamamatsu Photonics KK	7,600	172,004
Hankyu Hanshin Holdings, Inc.	57,000	348,348
Hikari Tsushin, Inc.	1,000	70,030
Hino Motors Ltd.	12,300	125,641
Hirose Electric Co., Ltd.	1,680	183,465
Hiroshima Bank Ltd.	26,000	150,674
Hisamitsu Pharmaceutical Co., Inc.	2,600	86,888
Hitachi Chemical Co., Ltd.	5,400	74,662
Hitachi Construction Machinery Co., Ltd.	6,000	80,443
Hitachi High-Technologies Corp.	3,700	80,362
Hitachi Ltd.	243,200	1,229,159
Hitachi Metals Ltd.	10,000	116,564
Hokuhoku Financial Group, Inc.	62,000	142,704
Hokuriku Electric Power Co.	7,600	102,445
Honda Motor Co., Ltd.	82,700	2,466,006
Hoya Corp.	22,100	726,199
Hulic Co., Ltd.	11,700	106,057
Ibiden Co., Ltd.	6,400	84,219
Idemitsu Kosan Co., Ltd.	5,200	79,761
IHI Corp.	72,000	185,384
Iida Group Holdings Co., Ltd.	7,700	120,604
INPEX Corp.	49,800	444,921
Isetan Mitsukoshi Holdings Ltd.	19,400	292,514
Isuzu Motors Ltd.	30,800	310,361
ITOCHU Corp.	78,600	833,694
Itochu Techno-Solutions Corp.	2,600	55,562
Iyo Bank Ltd.	11,100	127,980
J. Front Retailing Co., Ltd.	13,000	212,160
Japan Airlines Co., Ltd.	6,688	236,102
Japan Airport Terminal Co., Ltd.	2,200	95,057
Japan Exchange Group, Inc.	28,600	419,577
Japan Prime Realty Investment Corp. (REIT)	45	146,088
Japan Real Estate Investment Corp. (REIT)	64	295,255
Japan Retail Fund Investment Corp. (REIT)	127	246,124
Japan Tobacco, Inc.	55,900	1,738,927
JFE Holdings, Inc.	25,600	336,620
JGC Corp.	11,000	146,282
Joyo Bank Ltd.	30,000	158,515
JSR Corp.	9,900	143,025
JTEKT Corp.	10,300	144,531
JX Holdings, Inc.	116,833	422,956
Kajima Corp.	41,000	218,278
Kakaku.com, Inc.	7,900	128,442
Kamigumi Co., Ltd.	14,000	114,911
Kaneka Corp.	15,000	110,888
Kansai Electric Power Co., Inc.*	36,600	409,706
Kansai Paint Co., Ltd.	12,000	164,075
Kao Corp.	25,300	1,149,462
Kawasaki Heavy Industries Ltd.	73,000	252,720
KDDI Corp.	273,575	6,126,529
Keihan Electric Railway Co., Ltd.	24,000	160,548
Keikyu Corp.	22,000	175,502
Keio Corp.	32,000	227,872
Keisei Electric Railway Co., Ltd.	15,000	165,057
Keyence Corp.	11,518	5,157,042
Kikkoman Corp.	7,000	193,180
Kintetsu Group Holdings Co., Ltd.	90,000	324,310
Kirin Holdings Co., Ltd.	42,800	563,781
Kobe Steel Ltd.	161,000	175,265
Koito Manufacturing Co., Ltd.	5,000	163,990
Komatsu Ltd.	46,100	678,495
Konami Corp.	3,600	78,166
Konica Minolta, Inc.	23,900	252,292
Kose Corp.	900	82,439
Kubota Corp.	56,000	771,184
Kuraray Co., Ltd.	16,600	207,333
Kurita Water Industries Ltd.	6,100	129,737
Kyocera Corp.	89,800	4,120,700
Kyowa Hakko Kirin Co., Ltd.	12,000	179,202
Kyushu Electric Power Co., Inc.*	21,600	235,597
Lawson, Inc.	3,400	251,430
LIXIL Group Corp.	12,700	258,294
M3, Inc.	9,500	189,521
Mabuchi Motor Co., Ltd.	2,400	104,864
Makita Corp.	6,200	330,709
Marubeni Corp.	85,900	421,718
Marui Group Co., Ltd.	11,700	141,529
Maruichi Steel Tube Ltd.	2,300	52,149
Mazda Motor Corp.	28,060	445,475
McDonald’s Holdings Co. Japan Ltd.	3,910	87,796
Medipal Holdings Corp.	7,800	124,246
MEIJI Holdings Co., Ltd.	6,044	444,734
Minebea Co., Ltd.	17,000	180,996
Miraca Holdings, Inc.	3,200	136,106
Mitsubishi Chemical Holdings Corp.	70,400	369,264
Mitsubishi Corp.	68,700	1,129,520
Mitsubishi Electric Corp.	97,000	890,626
Mitsubishi Estate Co., Ltd.	63,000	1,291,207
Mitsubishi Gas Chemical Co., Inc.	23,000	106,393
Mitsubishi Heavy Industries Ltd.	158,000	708,082
Mitsubishi Logistics Corp.	7,000	81,054
Mitsubishi Materials Corp.	54,000	164,727
Mitsubishi Motors Corp.	33,300	255,165
Mitsubishi Tanabe Pharma Corp.	10,000	176,019
Mitsubishi UFJ Financial Group, Inc.	647,700	3,914,606
Mitsubishi UFJ Lease & Finance Co., Ltd.	24,300	107,324
Mitsui & Co., Ltd.	84,100	947,118
Mitsui Chemicals, Inc.	46,000	147,879
Mitsui Fudosan Co., Ltd.	48,000	1,320,034
Mitsui O.S.K. Lines Ltd.	61,000	146,672
Mixi, Inc.	1,900	65,354
Mizuho Financial Group, Inc.	1,177,044	2,210,910
MS&AD Insurance Group Holdings, Inc.	26,307	707,598
Murata Manufacturing Co., Ltd.	58,803	7,636,636
Nabtesco Corp.	5,700	104,200
Nagoya Railroad Co., Ltd.	48,000	188,992
NEC Corp.	135,000	416,119
Nexon Co., Ltd.	116,900	1,565,734
NGK Insulators Ltd.	14,000	268,702
NGK Spark Plug Co., Ltd.	9,300	213,555
NH Foods Ltd.	8,000	163,731
NHK Spring Co., Ltd.	9,000	87,483
Nidec Corp.	74,956	5,164,215
Nikon Corp.	19,100	231,185
Nintendo Co., Ltd.	10,600	1,790,783

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Building Fund, Inc. (REIT)	76	$368,680
Nippon Electric Glass Co., Ltd.	21,000	101,743
Nippon Express Co., Ltd.	43,000	205,840
Nippon Paint Holdings Co., Ltd.	7,000	122,558
Nippon Prologis REIT, Inc. (REIT)	74	134,282
Nippon Steel & Sumitomo Metal Corp.	39,492	721,431
Nippon Telegraph & Telephone Corp.	37,918	1,331,669
Nippon Yusen KK	90,000	208,844
Nissan Motor Co., Ltd.	124,400	1,145,907
Nisshin Seifun Group, Inc.	12,380	180,302
Nissin Foods Holdings Co., Ltd.	3,300	152,173
Nitori Holdings Co., Ltd.	3,900	307,112
Nitto Denko Corp.	8,500	510,520
NOK Corp.	4,700	101,755
Nomura Holdings, Inc.	436,500	2,532,669
Nomura Real Estate Holdings, Inc.	5,800	116,945
Nomura Research Institute Ltd.	6,380	245,792
NSK Ltd.	24,400	236,894
NTT Data Corp.	5,800	292,861
NTT DOCOMO, Inc.	77,400	1,297,664
NTT Urban Development Corp.	6,700	61,852
Obayashi Corp.	32,000	273,395
Odakyu Electric Railway Co., Ltd.	31,000	279,589
Oji Holdings Corp.	45,000	193,258
Olympus Corp.	12,500	389,259
Omron Corp.	10,200	308,301
Ono Pharmaceutical Co., Ltd.	4,200	499,565
Oracle Corp. Japan	2,200	93,133
Oriental Land Co., Ltd.	10,400	584,067
ORIX Corp.	68,800	889,947
Osaka Gas Co., Ltd.	96,000	365,364
Otsuka Corp.	2,400	117,175
Otsuka Holdings Co., Ltd.	18,200	584,957
Panasonic Corp.	111,200	1,128,910
Park24 Co., Ltd.	4,400	82,784
Rakuten, Inc.	46,100	591,223
Recruit Holdings Co., Ltd.	7,800	234,630
Resona Holdings, Inc.	114,805	586,564
Ricoh Co., Ltd.	36,800	372,136
Rinnai Corp.	1,800	137,601
Rohm Co., Ltd.	4,900	219,080
Ryohin Keikaku Co., Ltd.	900	184,263
Sankyo Co., Ltd.	2,700	96,228
Sanrio Co., Ltd.	2,300	62,937
Santen Pharmaceutical Co., Ltd.	19,100	257,414
SBI Holdings, Inc.	11,660	131,876
Secom Co., Ltd.	10,900	656,832
Sega Sammy Holdings, Inc.	9,700	94,977
Seibu Holdings, Inc.	6,000	121,845
Seiko Epson Corp.	14,000	198,183
Sekisui Chemical Co., Ltd.	21,000	221,194
Sekisui House Ltd.	30,000	471,362
Seven & i Holdings Co., Ltd.	37,800	1,731,905
Seven Bank Ltd.	32,000	139,186
Sharp Corp.*	78,000	89,741
Shikoku Electric Power Co., Inc.	9,600	157,055
Shimadzu Corp.	14,000	202,314
Shimamura Co., Ltd.	1,200	129,498
Shimano, Inc.	4,100	577,833
Shimizu Corp.	31,000	266,839
Shin-Etsu Chemical Co., Ltd.	20,300	1,043,399
Shinsei Bank Ltd.	96,000	198,299
Shionogi & Co., Ltd.	15,500	557,153
Shiseido Co., Ltd.	18,400	403,267
Shizuoka Bank Ltd.	29,000	290,626
Showa Shell Sekiyu KK	9,500	75,263
SMC Corp.	2,800	614,974
SoftBank Group Corp.	48,800	2,245,308
Sompo Japan Nipponkoa Holdings, Inc.	17,281	503,875
Sony Corp.	63,300	1,547,776
Sony Financial Holdings, Inc.	10,100	166,326
Stanley Electric Co., Ltd.	7,700	154,245
Sumitomo Chemical Co., Ltd.	77,000	391,120
Sumitomo Corp.	58,500	564,734
Sumitomo Dainippon Pharma Co., Ltd.	8,400	84,116
Sumitomo Electric Industries Ltd.	39,200	503,624
Sumitomo Heavy Industries Ltd.	29,000	115,038
Sumitomo Metal Mining Co., Ltd.	26,000	296,057
Sumitomo Mitsui Financial Group, Inc.	151,663	5,773,430
Sumitomo Mitsui Trust Holdings, Inc.	173,020	638,189
Sumitomo Realty & Development Co., Ltd.	18,000	574,965
Sumitomo Rubber Industries Ltd.	9,100	126,580
Suntory Beverage & Food Ltd.	7,200	277,080
Suruga Bank Ltd.	9,400	175,170
Suzuken Co., Ltd.	4,510	150,711
Suzuki Motor Corp.	71,500	2,209,236
Sysmex Corp.	7,500	396,590
T&D Holdings, Inc.	30,100	356,512
Taiheiyo Cement Corp.	64,000	192,559
Taisei Corp.	53,000	346,710
Taisho Pharmaceutical Holdings Co., Ltd.	1,900	109,403
Taiyo Nippon Sanso Corp.	7,100	67,636
Takashimaya Co., Ltd.	14,000	113,593
Takeda Pharmaceutical Co., Ltd.	39,900	1,758,673
TDK Corp.	6,400	364,035
Teijin Ltd.	53,000	161,353
Terumo Corp.	15,400	436,651
THK Co., Ltd.	5,900	93,879
Tobu Railway Co., Ltd.	57,000	245,239
Toho Co., Ltd.	6,000	137,221
Toho Gas Co., Ltd.	23,000	136,120
Tohoku Electric Power Co., Inc.	23,500	319,936
Tokio Marine Holdings, Inc.	34,900	1,306,110
Tokyo Electric Power Co., Inc.*	71,700	481,133
Tokyo Electron Ltd.	8,900	420,670
Tokyo Gas Co., Ltd.	121,000	588,187
Tokyo Tatemono Co., Ltd.	10,500	125,761
Tokyu Corp.	58,000	426,162
Tokyu Fudosan Holdings Corp.	29,000	193,693
TonenGeneral Sekiyu KK	16,000	155,358
Toppan Printing Co., Ltd.	26,000	209,817
Toray Industries, Inc.	76,000	658,671
Toshiba Corp.*	209,000	527,792
TOTO Ltd.	6,500	203,455
Toyo Seikan Group Holdings Ltd.	8,000	127,141
Toyo Suisan Kaisha Ltd.	5,000	189,838
Toyoda Gosei Co., Ltd.	3,500	69,109
Toyota Industries Corp.	8,500	405,159
Toyota Motor Corp.	139,000	8,175,194
Toyota Tsusho Corp.	10,600	223,899
Trend Micro, Inc.	5,100	180,631
Unicharm Corp.	19,400	344,248
United Urban Investment Corp. (REIT)	139	185,939

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
USS Co., Ltd.	10,700	$178,882
West Japan Railway Co.	8,600	538,383
Yahoo! Japan Corp.	73,000	278,711
Yakult Honsha Co., Ltd.	4,400	220,388
Yamada Denki Co., Ltd.	35,200	142,143
Yamaguchi Financial Group, Inc.	11,000	135,077
Yamaha Corp.	8,700	193,110
Yamaha Motor Co., Ltd.	13,400	270,264
Yamato Holdings Co., Ltd.	18,100	347,057
Yamazaki Baking Co., Ltd.	6,000	92,576
Yaskawa Electric Corp.	11,600	118,483
Yokogawa Electric Corp.	10,800	113,190
Yokohama Rubber Co., Ltd.	5,000	88,360

		171,960,823

Luxembourg (0.1%)
ArcelorMittal S.A.	51,960	271,492
Millicom International Cellular S.A. (SDR)	3,523	220,397
RTL Group S.A.	2,084	179,395
SES S.A. (FDR)	16,680	526,339
Tenaris S.A.	24,559	295,509

		1,493,132

Macau (0.0%)
MGM China Holdings Ltd.	54,800	63,795
Sands China Ltd.	125,987	383,188
Wynn Macau Ltd.	87,600	100,451

		547,434

Malaysia (0.1%)
Astro Malaysia Holdings Bhd	889,100	570,941
IHH Healthcare Bhd	942,800	1,280,943

		1,851,884

Mexico (1.1%)
Alfa S.A.B. de C.V., Class A	1,586,228	3,093,656
Cemex S.A.B. de C.V. (ADR)*	582,363	4,070,717
El Puerto de Liverpool S.A.B. de C.V.	103,944	1,349,835
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	83,334	7,437,559
Fresnillo plc	10,590	94,935
Grupo Financiero Banorte S.A.B. de C.V., Class O	452,335	2,215,531
Grupo Financiero Inbursa S.A.B. de C.V., Class O	603,631	1,247,619
Mexichem S.A.B. de C.V.	684,623	1,681,093

		21,190,945

Netherlands (1.0%)
Aegon N.V.	94,223	542,607
Akzo Nobel N.V.	12,765	829,861
Altice N.V., Class A*	13,542	283,344
Altice N.V., Class B*	4,514	100,702
ASML Holding N.V.	17,797	1,560,310
Boskalis Westminster	4,476	195,944
Delta Lloyd N.V.	10,525	88,578
Gemalto N.V.	4,154	269,615
Heineken Holding N.V.	5,155	367,573
Heineken N.V.	11,573	936,704
ING Groep N.V. (CVA)	196,374	2,787,665
Koninklijke Ahold N.V.	46,514	907,833
Koninklijke DSM N.V.	8,881	410,081
Koninklijke KPN N.V.	166,561	624,331
Koninklijke Philips N.V.	47,179	1,112,470
Koninklijke Vopak N.V.	3,948	157,847
NN Group N.V.	8,192	234,996
OCI N.V.*	3,973	101,910
QIAGEN N.V.*	11,464	295,689
Randstad Holding N.V.	6,266	373,903
Royal Dutch Shell plc, Class A	198,356	4,677,575
Royal Dutch Shell plc, Class B	124,144	2,944,653
TNT Express N.V.	27,078	206,301
Wolters Kluwer N.V.	15,701	484,092

		20,494,584

New Zealand (0.0%)
Auckland International Airport Ltd.	35,560	111,200
Contact Energy Ltd.	38,090	120,809
Fletcher Building Ltd.	32,637	142,241
Meridian Energy Ltd.	77,826	104,871
Mighty River Power Ltd.	28,672	46,127
Ryman Healthcare Ltd.	19,673	92,082
Spark New Zealand Ltd.	87,648	167,065

		784,395

Norway (0.2%)
DNB ASA	50,825	662,351
Gjensidige Forsikring ASA	8,792	118,541
Norsk Hydro ASA	72,701	242,825
Orkla ASA	32,882	244,259
Statoil ASA	54,535	795,499
Telenor ASA	39,043	730,346
Yara International ASA	9,338	373,155

		3,166,976

Pakistan (0.0%)
Lucky Cement Ltd. (GDR)	51,324	949,494

Panama (0.0%)
Copa Holdings S.A., Class A	12,666	531,085

Peru (0.1%)
Credicorp Ltd.	26,056	2,771,316

Philippines (0.6%)
BDO Unibank, Inc.	527,670	1,169,828
DMCI Holdings, Inc.	3,514,550	965,279
International Container Terminal Services, Inc.	549,940	884,954
LT Group, Inc.	4,309,300	932,118
Metro Pacific Investments Corp.	18,376,700	1,961,923
Metropolitan Bank & Trust Co.	1,403,477	2,452,381
SM Investments Corp.	144,645	2,760,347

		11,126,830

Poland (0.4%)
Bank Pekao S.A.	47,934	1,949,139
Bank Zachodni WBK S.A.*	1,611	124,613
CCC S.A.	28,961	1,251,407
LPP S.A.	265	545,917
PKP Cargo S.A.	70,455	1,253,035
Polski Koncern Naftowy Orlen S.A.	102,648	1,791,247

		6,915,358

Portugal (0.2%)
Banco Comercial Portugues S.A., Class R*	1,919,017	93,417
EDP - Energias de Portugal S.A.	118,211	433,311
Galp Energia SGPS S.A.	21,329	210,416
Jeronimo Martins SGPS S.A.	226,859	3,063,735

		3,800,879

Russia (0.2%)
Mail.Ru Group Ltd. (GDR)(m)*	76,927	1,341,177
Novatek OAO (GDR)(m)	9,657	895,702
X5 Retail Group N.V. (GDR)(m)*	63,802	1,113,801
Yandex N.V., Class A*	99,875	1,071,659

		4,422,339

Singapore (0.4%)
Ascendas Real Estate Investment Trust (REIT)	106,300	175,344

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Avago Technologies Ltd.	9,603	$1,200,471
CapitaLand Commercial Trust (REIT)	104,300	98,496
CapitaLand Ltd.	130,900	247,308
CapitaLand Mall Trust (REIT)	127,000	169,656
City Developments Ltd.	20,600	111,552
ComfortDelGro Corp., Ltd.	110,000	222,694
DBS Group Holdings Ltd.	87,200	996,269
Genting Singapore plc	222,357	113,368
Global Logistic Properties Ltd.	163,600	235,318
Golden Agri-Resources Ltd.	370,225	86,046
Hutchison Port Holdings Trust	293,000	161,461
Jardine Cycle & Carriage Ltd.	5,333	101,805
Keppel Corp., Ltd.	75,200	360,534
Oversea-Chinese Banking Corp., Ltd.	149,378	924,875
Sembcorp Industries Ltd.	55,000	133,863
Sembcorp Marine Ltd.	46,000	74,095
Singapore Airlines Ltd.	30,000	225,981
Singapore Exchange Ltd.	36,100	178,649
Singapore Press Holdings Ltd.	78,600	212,443
Singapore Technologies Engineering Ltd.	86,000	180,519
Singapore Telecommunications Ltd.	401,200	1,017,725
StarHub Ltd.	31,288	76,200
Suntec Real Estate Investment Trust (REIT)	119,000	125,497
United Overseas Bank Ltd.	64,340	839,398
UOL Group Ltd.	24,770	104,677
Wilmar International Ltd.	94,100	170,560

		8,544,804

South Africa (1.0%)
Investec plc	26,793	205,378
Life Healthcare Group Holdings Ltd.	582,764	1,499,806
Mondi plc (Johannesburg Stock Exchange)	139,754	2,921,088
Mondi plc (London Stock Exchange)	19,099	400,838
MTN Group Ltd.	215,840	2,778,761
Naspers Ltd., Class N	37,831	4,746,781
Sasol Ltd.	67,662	1,899,587
Steinhoff International Holdings Ltd.	499,677	3,070,588
Vodacom Group Ltd.	230,447	2,290,365

		19,813,192

South Korea (1.6%)
Amorepacific Corp.	6,805	2,221,057
Cosmax, Inc.	7,051	1,283,440
Coway Co., Ltd.	36,269	2,570,249
Hotel Shilla Co., Ltd.	25,035	2,444,252
KB Financial Group, Inc.	67,012	1,989,215
Kia Motors Corp.	48,014	2,177,919
Kolao Holdings	40,783	468,631
Korea Aerospace Industries Ltd.	17,007	979,976
LG Chem Ltd.	6,396	1,554,141
LIG Nex1 Co., Ltd.*†	3,496	224,159
Lotte Chemical Corp.	4,832	1,109,897
NAVER Corp.	2,765	1,200,968
Samsung Electronics Co., Ltd.	7,211	6,934,795
Samsung Electronics Co., Ltd. (Preference)(q)	1,997	1,556,015
Samsung Life Insurance Co., Ltd.	19,016	1,588,595
SK Holdings Co., Ltd.	6,884	1,423,103
SK Hynix, Inc.	58,574	1,673,891
SK Telecom Co., Ltd.	4,906	1,086,665

		32,486,968

Spain (1.6%)
Abertis Infraestructuras S.A.	23,828	376,986
ACS Actividades de Construccion y Servicios S.A.	9,458	271,970
Aena S.A.*§	3,355	370,490
Amadeus IT Holding S.A., Class A	23,278	995,350
Banco Bilbao Vizcaya Argentaria S.A.	657,480	5,576,553
Banco de Sabadell S.A.	242,151	444,800
Banco Popular Espanol S.A.	88,210	321,668
Banco Popular Espanol S.A. - Interim Shares*†	487	1,776
Banco Santander S.A.	736,433	3,921,276
Bankia S.A.	226,502	293,501
Bankinter S.A.	34,807	256,001
CaixaBank S.A.	118,886	458,261
CaixaBank S.A. - Interim Shares*†	1,251	4,822
Cemex Latam Holdings S.A.*	199,767	777,639
Distribuidora Internacional de Alimentacion S.A.*	33,100	200,061
Enagas S.A.	10,312	295,555
Endesa S.A.	16,519	348,054
Ferrovial S.A.	23,376	558,081
Gas Natural SDG S.A.	18,038	351,742
Grifols S.A.	7,317	302,659
Iberdrola S.A.	273,696	1,820,994
Industria de Diseno Textil S.A.	225,788	7,563,815
Mapfre S.A.	59,016	154,193
Red Electrica Corporacion S.A.	5,425	450,644
Repsol S.A.	184,126	2,145,567
Telefonica S.A.	221,801	2,688,304
Zardoya Otis S.A.	10,245	110,866

		31,061,628

Sweden (1.3%)
Alfa Laval AB	15,271	250,086
Assa Abloy AB, Class B	301,756	5,420,075
Atlas Copco AB, Class A	36,145	871,384
Atlas Copco AB, Class B	19,627	440,040
Boliden AB	13,686	214,258
Electrolux AB	12,366	349,876
Getinge AB, Class B	9,784	218,487
Hennes & Mauritz AB, Class B	48,474	1,772,381
Hexagon AB, Class B	13,329	407,927
Husqvarna AB, Class B	23,733	155,762
ICA Gruppen AB	3,901	131,974
Industrivarden AB, Class C	8,530	149,818
Investment AB Kinnevik, Class B	12,243	350,514
Investor AB, Class B	23,689	815,323
Lundin Petroleum AB*	10,299	132,798
Nordea Bank AB	154,620	1,726,829
Sandvik AB	48,950	417,601
Securitas AB, Class B	15,680	191,748
Skandinaviska Enskilda Banken AB, Class A	76,181	814,175
Skanska AB, Class B	19,650	385,897
SKF AB, Class B	20,545	378,516
Svenska Cellulosa AB S.C.A., Class B	29,424	824,520
Svenska Handelsbanken AB, Class A	75,271	1,081,353
Swedbank AB, Class A	45,514	1,006,659
Swedish Match AB	7,895	239,009
Tele2 AB, Class B	17,843	174,054
Telefonaktiebolaget LM Ericsson, Class B	610,828	6,016,977
TeliaSonera AB	129,545	698,669
Volvo AB, Class B	79,806	766,124

		26,402,834

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Switzerland (4.0%)
ABB Ltd. (Registered)*	110,894	$1,963,885
ACE Ltd.	11,968	1,237,491
Actelion Ltd. (Registered)*	5,342	679,543
Adecco S.A. (Registered)*	8,848	648,778
Aryzta AG*	4,154	176,290
Baloise Holding AG (Registered)	2,580	296,394
Barry Callebaut AG (Registered)*	107	116,571
Chocoladefabriken Lindt & Spruengli AG	50	293,667
Chocoladefabriken Lindt & Sprungli AG (Registered)	5	355,244
Cie Financiere Richemont S.A. (Registered)	26,458	2,061,282
Coca-Cola HBC AG*	10,959	232,376
Credit Suisse Group AG (Registered)*	223,964	5,388,057
DKSH Holding AG*	30,644	1,941,820
Dufry AG (Registered)*	1,878	220,220
EMS-Chemie Holding AG (Registered)	426	175,636
Garmin Ltd.	4,376	157,011
Geberit AG (Registered)	1,966	601,926
Givaudan S.A. (Registered)*	435	708,803
Glencore plc*	560,741	781,393
Julius Baer Group Ltd.*	11,640	529,598
Kuehne + Nagel International AG (Registered)	2,780	357,773
LafargeHolcim Ltd. (Registered)*	21,688	1,139,431
Lonza Group AG (Registered)*	2,834	372,701
Nestle S.A. (Registered)	206,919	15,582,346
Novartis AG (Registered)	116,771	10,756,331
Pargesa Holding S.A.	1,598	93,888
Partners Group Holding AG	834	283,357
Roche Holding AG	46,294	12,238,004
Schindler Holding AG	2,273	327,256
Schindler Holding AG (Registered)	1,052	154,557
SGS S.A. (Registered)	285	498,287
Sika AG	97	300,109
Sonova Holding AG (Registered)	2,795	360,432
STMicroelectronics N.V.	30,737	209,295
Sulzer AG (Registered)	1,307	128,193
Swatch Group AG	1,484	551,133
Swatch Group AG (Registered)	2,842	205,500
Swiss Life Holding AG (Registered)*	1,669	373,132
Swiss Prime Site AG (Registered)*	3,333	243,940
Swiss Reinsurance AG	17,837	1,533,257
Swisscom AG (Registered)	1,322	660,874
Syngenta AG (Registered)	4,707	1,511,810
TE Connectivity Ltd.	14,872	890,684
Transocean Ltd. (Aquis Exchange)	19,656	254,281
Transocean Ltd. (BATS Europe Exchange)	12,554	162,198
UBS Group AG (Registered)	490,642	9,092,145
Wolseley plc	13,525	791,203
Zurich Insurance Group AG*	7,614	1,873,199

		79,511,301

Taiwan (1.6%)
Advanced Semiconductor Engineering, Inc.	2,364,000	2,586,062
Advanced Semiconductor Engineering, Inc. (ADR)	19,953	109,542
Catcher Technology Co., Ltd.	236,000	2,521,822
Chailease Holding Co., Ltd.	852,494	1,337,254
Delta Electronics, Inc.	296,000	1,395,340
Eclat Textile Co., Ltd.	103,409	1,635,558
Fubon Financial Holding Co., Ltd.	1,376,880	2,150,734
Hermes Microvision, Inc.	25,739	984,321
Hon Hai Precision Industry Co., Ltd.	1,540,000	4,028,196
Largan Precision Co., Ltd.	19,000	1,491,617
Nan Ya Plastics Corp.	315,000	534,271
PChome Online, Inc.	19,000	219,782
Pegatron Corp.	642,000	1,581,105
Siliconware Precision Industries Co., Ltd.	516,000	640,578
Siliconware Precision Industries Co., Ltd. (ADR)	18,472	116,097
Taiwan Mobile Co., Ltd.	382,000	1,167,331
Taiwan Semiconductor Manufacturing Co., Ltd.	1,611,133	6,429,235
Uni-President Enterprises Corp.	1,535,830	2,667,433

		31,596,278

Thailand (0.3%)
Advanced Info Service PCL	352,900	2,200,489
BTS Rail Mass Transit Growth Infrastructure Fund, Class F	5,179,023	1,427,243
Land & Houses PCL (Registered)	3,836,500	850,945
Minor International PCL	1,446,330	1,135,705
Total Access Communication PCL	341,600	544,946
Total Access Communication PCL (NVDR)	146,400	233,548

		6,392,876

Turkey (0.1%)
Arcelik A/S	281,255	1,373,820
Ulker Biskuvi Sanayi A/S	195,727	1,239,658

		2,613,478

United Kingdom (6.4%)
3i Group plc	52,364	370,381
Aberdeen Asset Management plc	48,477	218,030
Admiral Group plc	10,369	236,067
Aggreko plc	12,346	178,070
Amec Foster Wheeler plc	20,216	219,670
Anglo American plc	72,637	607,658
Aon plc	10,351	917,202
ARM Holdings plc	71,195	1,026,007
Ashtead Group plc	26,178	369,476
Associated British Foods plc	18,528	939,020
AstraZeneca plc	64,445	4,089,897
Aviva plc	203,779	1,396,918
Babcock International Group plc	8,537	118,097
BAE Systems plc	157,872	1,071,829
Barclays plc	841,836	3,112,313
Barratt Developments plc	51,590	504,666
BG Group plc	173,258	2,498,334
BP plc	926,860	4,697,955
British American Tobacco plc	95,266	5,265,033
British Land Co. plc (REIT)	50,387	640,636
BT Group plc	426,918	2,716,612
Bunzl plc	17,349	465,680
Burberry Group plc	23,128	479,995
Capita plc	34,427	625,271
Centrica plc	250,230	869,546
Circassia Pharmaceuticals plc*	561,191	2,488,924
CNH Industrial N.V.	47,373	309,239
Cobham plc	60,576	262,322
Compass Group plc	83,955	1,340,350
Croda International plc	6,859	281,718
Delphi Automotive plc	10,510	799,180
Diageo plc	128,357	3,454,149
Direct Line Insurance Group plc	69,846	396,957

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Dixons Carphone plc	50,901	$327,567
Earthport plc*	844,361	511,983
easyJet plc	8,033	216,492
Ensco plc, Class A	8,922	125,622
Fiat Chrysler Automobiles N.V.*	41,444	540,193
G4S plc	79,705	278,750
GKN plc	85,457	347,649
GlaxoSmithKline plc	248,321	4,760,245
Hammerson plc (REIT)	40,789	385,628
Hargreaves Lansdown plc	14,368	263,078
HSBC Holdings plc	989,914	7,488,494
ICAP plc	27,708	192,088
IMI plc	14,609	210,053
Imperial Tobacco Group plc	48,726	2,521,970
Inmarsat plc	22,336	332,467
InterContinental Hotels Group plc	12,164	420,669
International Consolidated Airlines Group S.A.*	42,418	379,098
Intertek Group plc	8,099	298,545
Intu Properties plc (REIT)	50,203	250,910
ITV plc	199,201	743,253
J Sainsbury plc	68,514	271,163
Johnson Matthey plc	10,658	395,901
Kingfisher plc	121,992	663,366
Land Securities Group plc (REIT)	41,113	784,846
Legal & General Group plc	300,664	1,085,725
Lloyds Banking Group plc	2,913,615	3,321,444
London Stock Exchange Group plc	14,287	524,358
Marks & Spencer Group plc	85,656	650,905
Meggitt plc	40,518	292,554
Melrose Industries plc	52,970	212,210
Merlin Entertainments plc§	35,451	199,712
Michael Kors Holdings Ltd. (Dusseldorf Stock Exchange)*	6,237	263,451
Michael Kors Holdings Ltd. (New York Stock Exchange)*	912	38,523
National Grid plc	191,403	2,665,625
Next plc	7,553	871,721
Old Mutual plc	256,183	735,099
Pearson plc	42,660	729,105
Pentair plc	6,655	339,671
Persimmon plc*	15,941	485,714
Petrofac Ltd.	14,557	169,677
Prudential plc	370,428	7,831,058
Randgold Resources Ltd.	4,890	287,834
Reckitt Benckiser Group plc	32,982	2,993,813
RELX N.V.	52,974	864,884
RELX plc	55,841	958,267
Rexam plc	34,108	270,382
Rio Tinto Ltd.	22,425	770,595
Rio Tinto plc	64,348	2,158,795
Rolls-Royce Holdings plc*	94,013	965,364
Royal Bank of Scotland Group plc*	152,378	728,145
Royal Mail plc	33,805	235,049
RSA Insurance Group plc	54,512	332,813
SABMiller plc	49,481	2,803,913
Sage Group plc	54,984	416,034
Schroders plc	6,225	264,907
Segro plc (REIT)	41,688	271,115
Severn Trent plc	12,270	406,237
Sky plc	53,697	849,708
Smith & Nephew plc	46,579	814,552
Smiths Group plc	20,121	306,568
Sports Direct International plc*	15,097	173,199
SSE plc	49,933	1,132,410
St. James’s Place plc	23,071	297,003
Standard Chartered plc	125,828	1,223,287
Standard Life plc	101,916	599,779
Subsea 7 S.A.*	12,828	96,505
Tate & Lyle plc	21,877	195,372
Taylor Wimpey plc	169,201	501,972
Tesco plc	412,166	1,145,294
Travis Perkins plc	12,940	385,766
Tullow Oil plc*	47,243	121,397
Unilever N.V. (CVA)	83,157	3,346,594
Unilever plc	194,024	7,903,674
United Utilities Group plc	35,463	497,137
Vodafone Group plc	1,352,595	4,276,958
Weir Group plc	10,724	190,211
Whitbread plc	9,450	668,412
William Hill plc	45,608	242,451
WM Morrison Supermarkets plc	119,363	300,708
WPP plc	65,647	1,367,087

		127,457,975

United States (37.8%)
3M Co.	51,534	7,305,975
Abbott Laboratories	55,086	2,215,559
AbbVie, Inc.	61,179	3,328,749
ACADIA Pharmaceuticals, Inc.*	55,690	1,841,668
Activision Blizzard, Inc.	18,592	574,307
Adobe Systems, Inc.*	90,613	7,450,201
ADT Corp.	6,281	187,802
Advance Auto Parts, Inc.	2,707	513,058
AES Corp.	25,237	247,070
Aetna, Inc.	77,763	8,508,050
Affiliated Managers Group, Inc.*	2,007	343,177
Aflac, Inc.	15,919	925,371
Agilent Technologies, Inc.	12,249	420,508
AGL Resources, Inc.	4,439	270,957
Air Products and Chemicals, Inc.	7,152	912,452
Airgas, Inc.	2,484	221,896
Akamai Technologies, Inc.*	6,601	455,865
Alcoa, Inc.	48,410	467,641
Alexion Pharmaceuticals, Inc.*	8,359	1,307,264
Allergan plc*	14,549	3,954,564
Alliance Data Systems Corp.*	2,271	588,144
Allstate Corp.	14,799	861,894
Altera Corp.	132,873	6,654,280
Altria Group, Inc.	72,467	3,942,205
Amazon.com, Inc.*	14,175	7,256,041
Ameren Corp.	8,968	379,077
American Airlines Group, Inc.	24,831	964,188
American Electric Power Co., Inc.	18,131	1,030,929
American Express Co.	31,456	2,331,833
American International Group, Inc.	47,822	2,717,246
American Tower Corp. (REIT)	15,645	1,376,447
Ameriprise Financial, Inc.	6,587	718,839
AmerisourceBergen Corp.	7,592	721,164
AMETEK, Inc.	8,951	468,316
Amgen, Inc.	28,025	3,876,418
Amphenol Corp., Class A	11,426	582,269
Anadarko Petroleum Corp.	18,776	1,133,883
Analog Devices, Inc.	11,594	654,018
Anthem, Inc.	45,754	6,405,560
Apache Corp.	13,971	547,104
Apartment Investment & Management Co. (REIT), Class A	5,769	213,568
Apple, Inc.	210,770	23,247,931
Applied Materials, Inc.	44,375	651,869
Archer-Daniels-Midland Co.	22,507	932,915

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Assurant, Inc.	2,470	$195,155
AT&T, Inc.	227,338	7,406,672
Autodesk, Inc.*	8,361	369,055
Automatic Data Processing, Inc.	17,217	1,383,558
AutoNation, Inc.*	2,865	166,686
AutoZone, Inc.*	1,142	826,614
AvalonBay Communities, Inc. (REIT)	4,912	858,716
Avery Dennison Corp.	3,355	189,792
Baker Hughes, Inc.	16,110	838,364
Ball Corp.	5,107	317,655
Bank of America Corp.	386,913	6,028,105
Bank of New York Mellon Corp.	40,897	1,601,118
Baxalta, Inc.	20,017	630,736
Baxter International, Inc.	20,163	662,355
BB&T Corp.	28,814	1,025,778
Becton, Dickinson and Co.	7,771	1,030,901
Bed Bath & Beyond, Inc.*	6,269	357,458
Berkshire Hathaway, Inc., Class B*	69,240	9,028,896
Best Buy Co., Inc.	11,344	421,089
Biogen, Inc.*	19,412	5,664,616
BioMarin Pharmaceutical, Inc.*	23,850	2,511,882
BlackRock, Inc.	4,735	1,408,520
Bluebird Bio, Inc.*	17,450	1,492,847
Boeing Co.	23,607	3,091,337
BorgWarner, Inc.	8,365	347,900
Boston Properties, Inc. (REIT)	5,677	672,157
Boston Scientific Corp.*	49,672	815,117
Bristol-Myers Squibb Co.	61,631	3,648,555
Broadcom Corp., Class A	20,617	1,060,332
Brown-Forman Corp., Class B	3,922	380,042
C.H. Robinson Worldwide, Inc.	5,241	355,235
C.R. Bard, Inc.	2,743	511,048
CA, Inc.	11,581	316,161
Cablevision Systems Corp. - New York Group, Class A	8,279	268,819
Cabot Oil & Gas Corp.	15,295	334,349
Cameron International Corp.*	7,079	434,084
Campbell Soup Co.	6,635	336,262
Capital One Financial Corp.	20,048	1,453,881
Cardinal Health, Inc.	12,100	929,522
CarMax, Inc.*	7,690	456,171
Carnival Corp.	17,137	851,709
Carnival plc	9,449	487,727
Caterpillar, Inc.	22,274	1,455,829
CBRE Group, Inc., Class A*	10,646	340,672
CBS Corp. (Non-Voting), Class B	16,426	655,397
Celgene Corp.*	29,218	3,160,511
Celldex Therapeutics, Inc.*	147,580	1,555,493
CenterPoint Energy, Inc.	15,903	286,890
CenturyLink, Inc.	20,808	522,697
Cerner Corp.*	11,351	680,606
CF Industries Holdings, Inc.	8,614	386,769
Charles Schwab Corp.	44,103	1,259,582
Chesapeake Energy Corp.	18,877	138,368
Chevron Corp.	69,549	5,486,025
Chipotle Mexican Grill, Inc.*	1,151	829,008
Chubb Corp.	8,389	1,028,911
Cigna Corp.	15,137	2,043,798
Cimarex Energy Co.	3,492	357,860
Cincinnati Financial Corp.	5,459	293,694
Cintas Corp.	3,300	282,975
Cisco Systems, Inc.	187,972	4,934,265
Citigroup, Inc.	238,707	11,842,254
Citrix Systems, Inc.*	5,940	411,523
Clorox Co.	4,755	549,345
Clovis Oncology, Inc.*	20,690	1,902,652
CME Group, Inc./Illinois	12,484	1,157,766
CMS Energy Corp.	10,226	361,182
Coach, Inc.	10,224	295,780
Coca-Cola Co.	144,697	5,805,244
Coca-Cola Enterprises, Inc.	7,790	376,646
Cognizant Technology Solutions Corp., Class A*	22,528	1,410,478
Colgate-Palmolive Co.	132,966	8,438,022
Columbia Pipeline Group, Inc.	11,739	214,706
Comcast Corp., Class A	91,771	5,224,834
Comerica, Inc.	6,577	270,315
Computer Sciences Corp.	5,113	313,836
ConAgra Foods, Inc.	15,957	646,418
ConocoPhillips Co.	45,589	2,186,448
CONSOL Energy, Inc.	8,766	85,907
Consolidated Edison, Inc.	10,825	723,651
Constellation Brands, Inc., Class A	6,357	795,960
Corning, Inc.	45,310	775,707
Costco Wholesale Corp.	16,244	2,348,395
Crown Castle International Corp. (REIT)	12,336	972,940
CSX Corp.	36,359	978,057
Cummins, Inc.	6,141	666,790
CVS Health Corp.	41,191	3,974,108
D.R. Horton, Inc.	12,065	354,228
Danaher Corp.	21,978	1,872,745
Darden Restaurants, Inc.	4,214	288,828
DaVita HealthCare Partners, Inc.*	6,293	455,173
Deere & Co.	11,523	852,702
Delta Air Lines, Inc.	29,398	1,319,088
DENTSPLY International, Inc.	5,168	261,346
Devon Energy Corp.	14,279	529,608
Diamond Offshore Drilling, Inc.	2,276	39,375
Discover Financial Services	16,089	836,467
Discovery Communications, Inc., Class A*	5,653	147,148
Discovery Communications, Inc., Class C*	9,530	231,484
Dollar General Corp.	10,891	788,944
Dollar Tree, Inc.*	8,637	575,742
Dominion Resources, Inc.	21,966	1,545,967
Dover Corp.	5,783	330,672
Dow Chemical Co.	42,803	1,814,847
Dr. Pepper Snapple Group, Inc.	7,056	557,777
DTE Energy Co.	6,634	533,175
Duke Energy Corp.	25,441	1,830,226
Dun & Bradstreet Corp.	1,316	138,180
E*TRADE Financial Corp.*	10,725	282,389
E.I. du Pont de Nemours & Co.	33,443	1,611,953
Eastman Chemical Co.	5,495	355,636
Eaton Corp. plc	17,279	886,413
eBay, Inc.*	161,647	3,950,653
Ecolab, Inc.	9,816	1,077,011
Edison International	12,042	759,489
Edwards Lifesciences Corp.*	3,974	564,984
Electronic Arts, Inc.*	11,522	780,615
Eli Lilly & Co.	36,055	3,017,443
EMC Corp.	71,137	1,718,670
Emerson Electric Co.	67,300	2,972,641
Entergy Corp.	6,636	432,004
EOG Resources, Inc.	20,298	1,477,694
EQT Corp.	5,633	364,849
Equifax, Inc.	4,371	424,774
Equinix, Inc. (REIT)	2,106	575,780

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Equity Residential (REIT)	13,457	$1,010,890
Essex Property Trust, Inc. (REIT)	2,430	542,911
Estee Lauder Cos., Inc., Class A	8,348	673,517
Eversource Energy	11,723	593,418
Exelon Corp.	31,845	945,796
Expedia, Inc.	3,698	435,181
Expeditors International of Washington, Inc.	6,992	328,974
Express Scripts Holding Co.*	24,975	2,021,976
Exxon Mobil Corp.	154,101	11,457,409
F5 Networks, Inc.*	2,625	303,975
Facebook, Inc., Class A*	138,494	12,450,611
Fastenal Co.	10,725	392,642
FedEx Corp.	9,708	1,397,758
Fidelity National Information Services, Inc.	10,408	698,169
Fifth Third Bancorp	29,688	561,400
First Solar, Inc.*	2,878	123,034
FirstEnergy Corp.	15,614	488,874
Fiserv, Inc.*	8,670	750,909
FLIR Systems, Inc.	5,281	147,815
Flowserve Corp.	4,930	202,820
Fluor Corp.	5,358	226,911
FMC Corp.	4,914	166,634
FMC Technologies, Inc.*	8,482	262,942
FNF Group	67,592	2,397,488
Ford Motor Co.	144,031	1,954,501
Fossil Group, Inc.*	1,531	85,552
Franklin Resources, Inc.	14,293	532,557
Freeport-McMoRan, Inc.	38,447	372,551
Frontier Communications Corp.	42,785	203,229
GameStop Corp., Class A	3,945	162,573
Gap, Inc.	8,793	250,600
General Dynamics Corp.	11,213	1,546,833
General Electric Co.	373,160	9,411,095
General Growth Properties, Inc. (REIT)	21,605	561,082
General Mills, Inc.	22,130	1,242,157
General Motors Co.	53,275	1,599,315
Genuine Parts Co.	5,603	464,433
Genworth Financial, Inc., Class A*	19,050	88,011
Gilead Sciences, Inc.	95,238	9,351,419
Goldman Sachs Group, Inc.	40,151	6,976,638
Goodyear Tire & Rubber Co.	9,957	292,039
Google, Inc., Class A*	19,618	12,523,543
Google, Inc., Class C*	20,158	12,264,530
H&R Block, Inc.	10,212	369,674
Halliburton Co.	31,592	1,116,777
Hanesbrands, Inc.	14,876	430,511
Harley-Davidson, Inc.	7,613	417,954
Harman International Industries, Inc.	2,631	252,550
Harris Corp.	4,586	335,466
Hartford Financial Services Group, Inc.	15,333	701,945
Hasbro, Inc.	4,155	299,742
HCA Holdings, Inc.*	11,816	914,086
HCP, Inc. (REIT)	17,097	636,863
Helmerich & Payne, Inc.	3,967	187,480
Henry Schein, Inc.*	3,083	409,176
Hershey Co.	5,399	496,060
Hess Corp.	8,913	446,185
Hewlett-Packard Co.	66,765	1,709,852
Home Depot, Inc.	47,460	5,481,155
Honeywell International, Inc.	28,894	2,735,973
Hormel Foods Corp.	4,982	315,410
Host Hotels & Resorts, Inc. (REIT)	27,762	438,917
Hudson City Bancorp, Inc.	18,142	184,504
Humana, Inc.	6,236	1,116,244
Huntington Bancshares, Inc./Ohio	29,681	314,619
Illinois Tool Works, Inc.	12,178	1,002,371
Ingersoll-Rand plc	9,808	497,952
Intel Corp.	175,706	5,295,779
Intercontinental Exchange, Inc.	4,084	959,699
International Business Machines Corp.	33,307	4,828,516
International Flavors & Fragrances, Inc.	2,979	307,612
International Game Technology plc (Italian Stock Exchange)	310	4,752
International Game Technology plc (New York Stock Exchange)	92,122	1,412,230
International Paper Co.	15,440	583,478
Interpublic Group of Cos., Inc.	15,169	290,183
Intuit, Inc.	68,915	6,116,206
Intuitive Surgical, Inc.*	1,369	629,165
Invesco Ltd.	15,846	494,871
Iron Mountain, Inc. (REIT)	7,117	220,769
J.B. Hunt Transport Services, Inc.	3,395	242,403
J.M. Smucker Co.	3,804	433,998
Jacobs Engineering Group, Inc.*	4,576	171,280
Johnson & Johnson	102,345	9,553,906
Johnson Controls, Inc.	24,175	999,878
Joy Global, Inc.	3,759	56,122
JPMorgan Chase & Co.	136,679	8,333,319
Juniper Networks, Inc.	13,072	336,081
Kansas City Southern	4,079	370,699
Kellogg Co.	9,410	626,235
Keurig Green Mountain, Inc.	4,406	229,729
KeyCorp	31,078	404,325
Kimberly-Clark Corp.	13,464	1,468,115
Kimco Realty Corp. (REIT)	15,270	373,046
Kinder Morgan, Inc.	66,431	1,838,810
KLA-Tencor Corp.	5,823	291,150
Kohl’s Corp.	7,314	338,711
Kraft Heinz Co.	21,965	1,550,290
Kroger Co.	35,904	1,295,057
L Brands, Inc.	9,496	855,874
L-3 Communications Holdings, Inc.	2,970	310,424
Laboratory Corp. of America Holdings*	3,719	403,400
Lam Research Corp.	5,847	381,984
Legg Mason, Inc.	4,055	168,729
Leggett & Platt, Inc.	5,058	208,642
Lennar Corp., Class A	6,429	309,428
Leucadia National Corp.	12,466	252,561
Level 3 Communications, Inc.*	10,653	465,430
Lincoln National Corp.	9,276	440,239
Linear Technology Corp.	8,862	357,582
Lockheed Martin Corp.	9,871	2,046,357
Loews Corp.	10,602	383,156
Lowe’s Cos., Inc.	34,197	2,356,857
LyondellBasell Industries N.V., Class A	13,775	1,148,284
M&T Bank Corp.	4,925	600,604
Macerich Co. (REIT)	4,974	382,103
MacroGenics, Inc.*	40,180	860,656
Macy’s, Inc.	12,233	627,798
Mallinckrodt plc*	4,337	277,308
Marathon Oil Corp.	25,029	385,447
Marathon Petroleum Corp.	19,817	918,122

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Marriott International, Inc., Class A	7,371	$502,702
Marsh & McLennan Cos., Inc.	19,589	1,022,938
Martin Marietta Materials, Inc.	2,477	376,380
Masco Corp.	12,713	320,113
MasterCard, Inc., Class A	36,886	3,324,166
Mattel, Inc.	12,515	263,566
Maxim Integrated Products, Inc.	160,931	5,375,095
McCormick & Co., Inc. (Non-Voting)	4,287	352,306
McDonald’s Corp.	51,589	5,083,064
McGraw Hill Financial, Inc.	92,718	8,020,107
McKesson Corp.	8,590	1,589,408
Mead Johnson Nutrition Co.	7,494	527,578
Medivation, Inc.*	25,394	1,079,245
Merck & Co., Inc.	104,102	5,141,598
MetLife, Inc.	41,280	1,946,352
Microchip Technology, Inc.	7,666	330,328
Micron Technology, Inc.*	39,785	595,979
Microsoft Corp.	295,602	13,083,344
Mohawk Industries, Inc.*	2,362	429,388
Molson Coors Brewing Co., Class B	5,842	485,003
Mondelez International, Inc., Class A	59,554	2,493,526
Monsanto Co.	17,291	1,475,614
Monster Beverage Corp.*	5,589	755,297
Moody’s Corp.	6,441	632,506
Morgan Stanley	56,314	1,773,891
Mosaic Co.	12,462	387,693
Motorola Solutions, Inc.	5,943	406,382
Murphy Oil Corp.	6,002	145,248
Mylan N.V.*	15,261	614,408
Nasdaq, Inc.	4,371	233,105
National Oilwell Varco, Inc.	14,186	534,103
Navient Corp.	13,825	155,393
NetApp, Inc.	11,091	328,294
Netflix, Inc.*	15,745	1,625,829
Newell Rubbermaid, Inc.	9,898	393,050
Newfield Exploration Co.*	6,122	201,414
Newmont Mining Corp.	19,554	314,233
News Corp., Class A	14,082	177,715
News Corp., Class B	3,985	51,088
NextEra Energy, Inc.	17,012	1,659,521
Nielsen Holdings plc	13,559	602,969
NIKE, Inc., Class B	25,055	3,081,013
NiSource, Inc.	11,649	216,089
Noble Energy, Inc.	15,711	474,158
Nordstrom, Inc.	5,149	369,235
Norfolk Southern Corp.	11,140	851,096
Northern Trust Corp.	8,090	551,414
Northrop Grumman Corp.	6,926	1,149,370
NRG Energy, Inc.	12,221	181,482
Nucor Corp.	11,813	443,578
NVIDIA Corp.	18,926	466,526
Occidental Petroleum Corp.	28,236	1,867,811
Omnicom Group, Inc.	8,980	591,782
ONEOK, Inc.	7,731	248,938
Oracle Corp.	120,195	4,341,443
O’Reilly Automotive, Inc.*	3,674	918,500
Owens-Illinois, Inc.*	5,942	123,118
PACCAR, Inc.	13,120	684,470
Parker-Hannifin Corp.	5,116	497,787
Patterson Cos., Inc.	3,241	140,173
Paychex, Inc.	11,882	565,940
PayPal Holdings, Inc.*	161,213	5,004,052
People’s United Financial, Inc.	11,417	179,589
Pepco Holdings, Inc.	9,368	226,893
PepsiCo, Inc.	54,294	5,119,924
PerkinElmer, Inc.	4,171	191,699
Pfizer, Inc.	227,943	7,159,690
PG&E Corp.	18,080	954,624
Philip Morris International, Inc.	57,258	4,542,277
Phillips 66	17,697	1,359,837
Pinnacle West Capital Corp.	4,096	262,717
Pioneer Natural Resources Co.	5,519	671,331
Pitney Bowes, Inc.	7,422	147,327
Plum Creek Timber Co., Inc. (REIT)	6,458	255,156
PNC Financial Services Group, Inc.	18,983	1,693,284
PPG Industries, Inc.	10,006	877,426
PPL Corp.	24,762	814,422
Praxair, Inc.	10,588	1,078,494
Precision Castparts Corp.	5,082	1,167,386
Priceline Group, Inc.*	1,874	2,317,876
Principal Financial Group, Inc.	10,132	479,649
Procter & Gamble Co.	100,255	7,212,345
Progressive Corp.	21,656	663,540
Prologis, Inc. (REIT)	19,372	753,571
Prudential Financial, Inc.	16,669	1,270,344
Public Service Enterprise Group, Inc.	18,697	788,266
Public Storage (REIT)	5,434	1,149,997
PulteGroup, Inc.	11,866	223,911
PVH Corp.	3,051	311,019
Qorvo, Inc.*	5,527	248,991
QUALCOMM, Inc.	58,071	3,120,155
Quanta Services, Inc.*	7,546	182,689
Quest Diagnostics, Inc.	5,306	326,160
Ralph Lauren Corp.	2,209	261,015
Range Resources Corp.	6,231	200,140
Raytheon Co.	11,219	1,225,788
Realty Income Corp. (REIT)	8,681	411,393
Red Hat, Inc.*	6,782	487,490
Regeneron Pharmaceuticals, Inc.*	2,858	1,329,370
Regions Financial Corp.	48,968	441,202
Republic Services, Inc.	8,899	366,639
Reynolds American, Inc.	30,635	1,356,211
Robert Half International, Inc.	4,972	254,368
Rockwell Automation, Inc.	4,957	502,987
Rockwell Collins, Inc.	4,871	398,643
Roper Technologies, Inc.	3,721	583,081
Ross Stores, Inc.	15,294	741,300
Royal Caribbean Cruises Ltd.	6,341	564,920
Ryder System, Inc.	1,949	144,304
salesforce.com, Inc.*	22,930	1,592,030
Samsonite International S.A.	1,435,200	4,710,719
SanDisk Corp.	7,556	410,517
SCANA Corp.	5,283	297,222
Schlumberger Ltd.	46,771	3,225,796
Scripps Networks Interactive, Inc., Class A	3,482	171,280
Seagate Technology plc	11,164	500,147
Sealed Air Corp.	7,608	356,663
Sempra Energy	8,705	841,948
Sherwin-Williams Co.	2,929	652,523
Sigma-Aldrich Corp.	4,415	613,332
Simon Property Group, Inc. (REIT)	11,436	2,101,022
Skyworks Solutions, Inc.	7,050	593,680
SL Green Realty Corp. (REIT)	3,682	398,245
Snap-on, Inc.	2,151	324,672
Southern Co.	33,575	1,500,802
Southwest Airlines Co.	24,370	927,035
Southwestern Energy Co.*	14,209	180,312
Spectra Energy Corp.	24,814	651,864
St. Jude Medical, Inc.	41,022	2,588,078

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Stanley Black & Decker, Inc.	5,664	$549,295
Staples, Inc.	23,786	279,010
Starbucks Corp.	54,856	3,118,015
Starwood Hotels & Resorts Worldwide, Inc.	6,298	418,691
State Street Corp.	15,084	1,013,796
Stericycle, Inc.*	3,136	436,876
Stryker Corp.	11,691	1,100,123
SunEdison, Inc.*	269,290	1,933,502
SunTrust Banks, Inc./Georgia	19,147	732,181
Symantec Corp.	25,287	492,338
Sysco Corp.	20,449	796,898
T. Rowe Price Group, Inc.	9,470	658,165
Target Corp.	23,227	1,827,036
TECO Energy, Inc.	8,694	228,304
TEGNA, Inc.	8,359	187,158
Tenet Healthcare Corp.*	3,724	137,490
Teradata Corp.*	5,234	151,577
Tesoro Corp.	4,550	442,442
Texas Instruments, Inc.	37,935	1,878,541
Textron, Inc.	10,217	384,568
Theravance, Inc.	15,221	109,287
Thermo Fisher Scientific, Inc.	14,728	1,800,940
Tiffany & Co.	50,485	3,898,452
Time Warner Cable, Inc.	10,459	1,876,031
Time Warner, Inc.	30,144	2,072,400
TJX Cos., Inc.	24,925	1,780,143
Torchmark Corp.	4,301	242,576
Total System Services, Inc.	6,298	286,118
Tractor Supply Co.	5,020	423,286
Travelers Cos., Inc.	11,503	1,144,894
TripAdvisor, Inc.*	4,162	262,289
Twenty-First Century Fox, Inc., Class A	45,126	1,217,499
Twenty-First Century Fox, Inc., Class B	15,937	431,415
Tyco International plc	15,580	521,307
Tyson Foods, Inc., Class A	11,118	479,186
U.S. Bancorp	61,181	2,509,033
Under Armour, Inc., Class A*	6,652	643,781
Union Pacific Corp.	32,070	2,835,309
United Continental Holdings, Inc.*	13,962	740,684
United Parcel Service, Inc., Class B	66,447	6,557,654
United Rentals, Inc.*	3,525	211,676
United Technologies Corp.	30,612	2,724,162
UnitedHealth Group, Inc.	35,244	4,088,656
Universal Health Services, Inc., Class B	3,391	423,231
Unum Group	9,118	292,505
Urban Outfitters, Inc.*	3,505	102,977
Valero Energy Corp.	18,374	1,104,277
Varian Medical Systems, Inc.*	3,649	269,223
Ventas, Inc. (REIT)	12,290	688,977
VeriSign, Inc.*	3,692	260,508
Verizon Communications, Inc.	150,266	6,538,074
Vertex Pharmaceuticals, Inc.*	20,945	2,181,212
VF Corp.	12,586	858,491
Viacom, Inc., Class B	12,842	554,132
Visa, Inc., Class A	72,123	5,024,088
Vornado Realty Trust (REIT)	6,549	592,161
Vulcan Materials Co.	4,923	439,132
W.W. Grainger, Inc.	2,244	482,482
Walgreens Boots Alliance, Inc.	32,297	2,683,881
Wal-Mart Stores, Inc.	58,325	3,781,793
Walt Disney Co.	112,555	11,503,121
Waste Management, Inc.	15,545	774,296
Waters Corp.*	3,041	359,477
WEC Energy Group, Inc.	11,668	609,303
Wells Fargo & Co.	172,652	8,865,680
Welltower, Inc. (REIT)	13,006	880,766
Western Digital Corp.	8,516	676,511
Western Union Co.	18,903	347,059
WestRock Co.	9,678	497,836
Weyerhaeuser Co. (REIT)	19,005	519,597
Whirlpool Corp.	2,899	426,907
Whole Foods Market, Inc.	13,227	418,635
Williams Cos., Inc.	25,216	929,210
Wyndham Worldwide Corp.	4,366	313,915
Wynn Resorts Ltd.	2,991	158,882
Xcel Energy, Inc.	18,747	663,831
Xerox Corp.	37,133	361,304
Xilinx, Inc.	9,560	405,344
Xylem, Inc.	6,709	220,391
Yahoo!, Inc.*	32,010	925,409
Yum! Brands, Inc.	39,214	3,135,159
Zimmer Biomet Holdings, Inc.	38,358	3,602,967
Zions Bancorp	7,504	206,660
Zoetis, Inc.	16,966	698,660

		751,969,948

Total Common Stocks (89.8%) (Cost $1,282,763,501)		1,784,066,878

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd.,
6.000%
(Cost $—)	9,969,834	136,698

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.1%)
iShares® MSCI Frontier 100 ETF (Cost $2,639,669)	68,529	1,722,819

SHORT-TERM INVESTMENT:
Investment Company (3.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	69,501,859	69,501,859

Total Short-Term Investment (3.5%) (Cost $69,501,859)		69,501,859

Total Investments (93.4%) (Cost $1,354,905,029)		1,855,428,254
Other Assets Less Liabilities (6.6%)		131,609,194

Net Assets (100%)		$1,987,037,448

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

*	Non-income producing.

†	Securities (totaling $1,546,526 or 0.1% of net assets) held at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $692,748 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2015, the market value of these securities amounted to $3,350,680 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$242,861,626	12.2%
Consumer Staples	178,495,538	9.0
Energy	83,422,766	4.2
Exchange Traded Funds	1,722,819	0.1
Financials	392,653,130	19.7
Health Care	221,801,351	11.2
Industrials	195,125,247	9.8
Information Technology	279,868,299	14.1
Investment Company	69,501,859	3.5
Materials	75,681,674	3.8
Telecommunication Services	70,754,770	3.6
Utilities	43,539,175	2.2
Cash and Other	131,609,194	6.6

		100.0%

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,268,010	$—	$—	$2,383,944	$88,429	$—

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
EURO Stoxx 50 Index	1,038	December-15	$36,784,396	$35,851,310	$(933,086)
FTSE 100 Index	242	December-15	22,128,456	22,032,855	(95,601)
S&P 500 E-Mini Index	1,100	December-15	108,285,646	104,978,500	(3,307,146)
SPI 200 Index	98	December-15	8,604,286	8,610,312	6,026
TOPIX Index	183	December-15	21,936,441	21,531,655	(404,786)

					$(4,734,593)

At September 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount(000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/18/15	Citibank N.A.	1,736	$1,213,049	$1,230,551	$(17,502)
British Pound vs. U.S. Dollar, expiring 12/18/15	Barclays Bank plc	1,801	2,723,890	2,774,693	(50,803)
European Union Euro vs. U.S. Dollar, expiring 12/18/15	Barclays Bank plc	4,350	4,867,510	4,935,033	(67,523)
Japanese Yen vs. U.S. Dollar, expiring 12/18/15	Barclays Bank plc	350,079	2,922,371	2,930,830	(8,459)

					$(144,287)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 10/15/15	UBS AG	7,930	$8,941,400	$8,863,054	$78,346
European Union Euro vs. U.S. Dollar, expiring 12/18/15	Morgan Stanley	313	350,916	350,603	313
European Union Euro vs. U.S. Dollar, expiring 12/18/15	Morgan Stanley	363	410,137	405,631	4,506
Japanese Yen vs. U.S. Dollar, expiring 12/18/15	HSBC Bank plc	53,501	445,699	446,614	(915)
Korean Won vs. U.S. Dollar, expiring 10/19/15	State Street Bank & Trust	13,415,368	11,214,988	11,309,987	(94,999)

					$(12,749)

					$(157,036)

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$104,262,222	$138,462,706	$—	(c)	$242,724,928
Consumer Staples	83,500,582	94,994,956	—		178,495,538
Energy	44,679,146	38,491,730	251,890		83,422,766
Financials	139,893,746	252,752,786	6,598		392,653,130
Health Care	129,679,580	91,057,892	1,063,879		221,801,351
Industrials	78,541,344	116,359,744	224,159		195,125,247
Information Technology	179,883,300	99,984,999	—		279,868,299
Materials	24,099,682	51,581,992	—		75,681,674
Telecommunication Services	16,087,304	54,667,466	—		70,754,770
Utilities	19,674,129	23,865,046	—		43,539,175
Forward Currency Contracts	—	83,165	—		83,165
Futures	6,026	—	—		6,026
Investment Companies
Exchange Traded Funds (ETFs)	1,722,819	—	—		1,722,819
Preferred Stocks
Consumer Discretionary	—	136,698	—		136,698
Short-Term Investments	69,501,859	—	—		69,501,859

Total Assets	$891,531,739	$962,439,180	$1,546,526		$1,855,517,445

Liabilities:
Forward Currency Contracts	$—	$(240,201)	$—		$(240,201)
Futures	(4,740,619)	—	—		(4,740,619)

Total Liabilities	$(4,740,619)	$(240,201)	$—		$(4,980,820)

Total	$886,791,120	$962,198,979	$1,546,526		$1,850,536,625

(a)	Securities with a market value of $16,634,564 transferred from Level 2 to Level 1 at the end of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.

(b)	Securities with a market value of $1,315,769 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$611,558,639
Aggregate gross unrealized depreciation	(118,763,506)

Net unrealized appreciation	$492,795,133

Federal income tax cost of investments	$1,362,633,121

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.0%)
AGL Energy Ltd.	52,001	$584,572
Alumina Ltd.	188,992	149,766
Amcor Ltd.	84,979	789,457
AMP Ltd.	227,317	890,449
APA Group	87,637	527,538
Aristocrat Leisure Ltd.	41,406	252,374
Asciano Ltd.	71,096	419,749
ASX Ltd.	12,897	343,999
Aurizon Holdings Ltd.	163,235	577,435
AusNet Services	92,380	88,742
Australia & New Zealand Banking Group Ltd.	207,707	3,979,027
Bank of Queensland Ltd.	30,311	247,843
Bendigo & Adelaide Bank Ltd.	36,037	251,563
BHP Billiton Ltd.	691,169	10,900,914
BHP Billiton Ltd. (ADR)	49,852	1,576,320
BHP Billiton plc	157,898	2,410,493
Boral Ltd.	64,100	237,553
Brambles Ltd.	270,323	1,853,378
Caltex Australia Ltd.	20,751	459,207
CIMIC Group Ltd.	7,662	126,706
Coca-Cola Amatil Ltd.	41,361	262,076
Cochlear Ltd.	4,186	245,651
Commonwealth Bank of Australia	127,536	6,562,149
Computershare Ltd.	34,707	258,798
Crown Resorts Ltd.	26,242	182,854
CSL Ltd.	35,124	2,213,196
Dexus Property Group (REIT)	73,795	371,038
Federation Centres (REIT)	258,691	499,727
Flight Centre Travel Group Ltd.	3,821	97,052
Fortescue Metals Group Ltd.	112,258	144,257
Goodman Group (REIT)	134,730	554,859
GPT Group (REIT)	135,608	431,237
Harvey Norman Holdings Ltd.	34,572	94,913
Healthscope Ltd.	95,635	171,498
Iluka Resources Ltd.	30,688	134,241
Incitec Pivot Ltd.	135,627	372,368
Insurance Australia Group Ltd.	179,965	615,618
Lend Lease Group	43,780	386,890
Macquarie Group Ltd.	22,435	1,219,677
Medibank Pvt Ltd.	180,452	306,915
Mirvac Group (REIT)	239,009	289,376
National Australia Bank Ltd.	196,380	4,167,302
Newcrest Mining Ltd.*	60,219	545,029
Oil Search Ltd.	136,575	692,494
Orica Ltd.	29,552	313,028
Origin Energy Ltd.†	85,026	375,424
Platinum Asset Management Ltd.	16,485	78,978
Qantas Airways Ltd.*	38,686	101,293
QBE Insurance Group Ltd.	104,903	952,383
Ramsay Health Care Ltd.	10,872	447,538
REA Group Ltd.	3,303	103,075
Santos Ltd.	78,099	219,326
Scentre Group (REIT)	409,199	1,123,166
Seek Ltd.	23,177	196,656
Sonic Healthcare Ltd.	30,720	394,381
South32 Ltd.*	859,150	830,265
Stockland Corp., Ltd. (REIT)	181,510	491,632
Suncorp Group Ltd.	98,882	851,991
Sydney Airport	84,781	355,479
Tabcorp Holdings Ltd.	59,515	195,703
Tatts Group Ltd.	117,676	311,546
Telstra Corp., Ltd.	306,525	1,210,081
TPG Telecom Ltd.	19,853	151,755
Transurban Group	147,136	1,029,009
Treasury Wine Estates Ltd.	47,181	218,084
Wesfarmers Ltd.	83,746	2,316,135
Westfield Corp. (REIT)	151,726	1,064,408
Westpac Banking Corp.	234,305	4,925,481
Woodside Petroleum Ltd.	53,473	1,093,330
Woolworths Ltd.	92,926	1,624,949
WorleyParsons Ltd.	15,240	63,487

		68,524,883

Austria (0.6%)
Andritz AG	6,084	274,509
Conwert Immobilien Invest SE*	141,334	1,911,168
Erste Group Bank AG*	117,048	3,402,754
OMV AG	10,677	259,546
Raiffeisen Bank International AG*	4,073	53,364
Schoeller-Bleckmann Oilfield Equipment AG	35,151	1,984,800
voestalpine AG	83,821	2,884,071

		10,770,212

Belgium (0.7%)
Ageas	15,976	655,801
Anheuser-Busch InBev S.A./N.V.	60,385	6,413,739
Colruyt S.A.*	5,385	259,204
Delhaize Group S.A.	7,994	708,669
Groupe Bruxelles Lambert S.A.	5,509	416,103
KBC Groep N.V.	19,266	1,214,903
Proximus S.A.	11,117	383,128
Solvay S.A.	4,690	479,362
Telenet Group Holding N.V.*	3,785	217,031
UCB S.A.	9,717	760,526
Umicore S.A.	7,465	287,661

		11,796,127

Bermuda (0.6%)
Everest Reinsurance Group Ltd.	31,864	5,523,306
Nabors Industries Ltd.	535,359	5,059,142
Seadrill Ltd.*	31,245	182,584

		10,765,032

Brazil (0.3%)
Ambev S.A. (ADR)	206,670	1,012,683
Banco Bradesco S.A. (ADR)	184,690	989,939
Banco do Brasil S.A.	221,000	837,843
Lojas Renner S.A.	101,510	474,712
M Dias Branco S.A.	19,269	284,624
Qualicorp S.A.	298,100	1,104,576
Vale S.A. (ADR)	194,611	817,366

		5,521,743

Canada (3.2%)
Agrium, Inc.	33,025	2,955,737
Brookfield Asset Management, Inc., Class A	121,513	3,820,369
Canadian National Railway Co.	281,107	15,955,633
Canadian Natural Resources Ltd.	201,652	3,922,131
Canadian Pacific Railway Ltd. (New York Stock Exchange)	12,035	1,727,865
Canadian Pacific Railway Ltd. (Toronto Stock Exchange)	63,257	9,079,240
Cenovus Energy, Inc.	38,151	578,369
Dollarama, Inc.	8,061	544,427
Finning International, Inc.	40,822	598,947
Loblaw Cos., Ltd.	32,494	1,673,033
Potash Corp. of Saskatchewan, Inc.	150,472	3,092,879
Rogers Communications, Inc., Class B	44,199	1,523,982

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Suncor Energy, Inc. (New York Stock Exchange)	282,537	$7,549,389
Suncor Energy, Inc. (Toronto Stock Exchange)	43,587	1,165,695

		54,187,696

Chile (0.0%)
Antofagasta plc	28,771	218,171

China (0.7%)
Anhui Conch Cement Co., Ltd., Class H	819,500	2,426,494
China Oilfield Services Ltd., Class H	1,789,500	1,804,483
Guangzhou Automobile Group Co., Ltd., Class H	1,274,068	1,039,545
Hengan International Group Co., Ltd.	14,500	141,554
Industrial & Commercial Bank of China Ltd., Class H	3,186,135	1,847,190
Mindray Medical International Ltd. (ADR)	97,484	2,131,975
Want Want China Holdings Ltd.	1,340,000	1,106,307
Weichai Power Co., Ltd., Class H	843,160	790,686
Yangzijiang Shipbuilding Holdings Ltd.	143,834	115,020

		11,403,254

Colombia (0.1%)
Bancolombia S.A. (ADR)	44,713	1,439,759

Czech Republic (0.1%)
Komercni Banka A/S	9,251	2,006,798

Denmark (1.4%)
A. P. Moller - Maersk A/S, Class A	274	412,952
A. P. Moller - Maersk A/S, Class B	549	847,040
Carlsberg A/S, Class B	36,890	2,838,975
Chr Hansen Holding A/S	22,323	1,250,102
Coloplast A/S, Class B	7,131	505,906
Danske Bank A/S	54,263	1,641,286
DSV A/S	12,344	461,979
ISS A/S	11,416	379,730
Novo Nordisk A/S, Class B	212,708	11,448,855
Novozymes A/S, Class B	16,736	730,862
Pandora A/S	8,230	962,883
TDC A/S	64,375	332,192
Tryg A/S	9,510	185,085
Vestas Wind Systems A/S	17,222	897,550
William Demant Holding A/S*	1,806	150,358

		23,045,755

Finland (0.5%)
Elisa Oyj	11,826	400,314
Fortum Oyj	34,138	505,968
Kone Oyj, Class B	24,113	918,770
Metso Oyj	8,139	169,510
Neste Oyj	9,664	222,701
Nokia Oyj	271,434	1,859,603
Nokian Renkaat Oyj	7,337	237,844
Orion Oyj, Class B	7,351	278,264
Sampo Oyj, Class A	34,358	1,666,305
Stora Enso Oyj, Class R	45,273	342,958
UPM-Kymmene Oyj	41,021	616,307
Wartsila Oyj Abp	10,632	422,536

		7,641,080

France (7.2%)
Accor S.A.	16,123	754,762
Aeroports de Paris S.A.	2,136	242,410
Air Liquide S.A.	45,284	5,366,091
Airbus Group SE	44,083	2,618,355
Alcatel-Lucent*	216,279	796,259
Alstom S.A.*	13,610	420,734
Arkema S.A.	3,955	256,648
Atos SE	6,620	508,411
AXA S.A.‡	147,255	3,574,933
BNP Paribas S.A.	79,529	4,683,125
Bollore S.A.	55,306	269,652
Bouygues S.A.	15,498	551,549
Bureau Veritas S.A.	20,384	430,045
Cap Gemini S.A.	11,945	1,064,370
Carrefour S.A.	41,391	1,226,644
Casino Guichard Perrachon S.A.	4,764	253,707
Christian Dior SE	4,234	792,679
Cie de Saint-Gobain	35,117	1,525,471
Cie Generale des Etablissements Michelin	14,274	1,302,530
CNP Assurances S.A.	11,686	162,301
Credit Agricole S.A.	79,203	908,776
Danone S.A.	132,776	8,397,285
Dassault Systemes S.A.	34,471	2,545,087
Edenred	16,635	272,102
Electricite de France S.A.	19,631	346,752
Engie	108,087	1,750,295
Essilor International S.A.	29,484	3,601,404
Eurazeo S.A.	3,350	222,914
Eutelsat Communications S.A.	13,083	401,481
Fonciere des Regions (REIT)	2,250	195,958
Gecina S.A. (REIT)	2,668	325,110
Groupe Eurotunnel SE (Registered)	37,159	506,115
Hermes International	2,029	738,706
ICADE (REIT)	2,591	175,825
Iliad S.A.	2,038	412,611
Imerys S.A.	2,701	173,618
Ingenico Group	3,506	423,494
J.C. Decaux S.A.	6,334	229,600
Kering	11,577	1,894,886
Klepierre S.A. (REIT)	13,389	607,328
Lagardere S.C.A.	8,377	232,207
Legrand S.A.	42,291	2,248,444
L’Oreal S.A.	37,546	6,528,760
LVMH Moet Hennessy Louis Vuitton SE	54,826	9,355,623
Natixis S.A.	73,540	406,323
Numericable- SFR*	7,819	362,149
Orange S.A.	148,492	2,245,661
Pernod-Ricard S.A.	56,511	5,706,245
Peugeot S.A.*	33,250	502,318
Publicis Groupe S.A.	14,447	987,022
Remy Cointreau S.A.	1,761	115,715
Renault S.A.	14,774	1,061,310
Rexel S.A.	22,442	275,971
Safran S.A.	22,436	1,692,862
Sanofi S.A.	88,384	8,419,961
Schneider Electric SE	87,461	4,904,720
SCOR SE	12,476	448,107
Societe BIC S.A.	1,902	295,663
Societe Generale S.A.	110,676	4,950,766
Sodexo S.A.	34,446	2,857,127
Suez Environnement Co. S.A.	22,887	411,662
Technip S.A.	7,406	349,906
Thales S.A.	7,948	553,726
Total S.A.	161,915	7,299,954
Unibail-Rodamco SE (REIT)	7,249	1,879,838
Valeo S.A.	6,108	827,150
Veolia Environnement S.A.	34,573	792,287
Vinci S.A.	35,191	2,237,706

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Vivendi S.A.	85,346	$2,020,563
Wendel S.A.	2,311	270,540
Zodiac Aerospace	15,503	354,861

		121,525,170

Germany (5.9%)
adidas AG	16,080	1,294,293
Allianz SE (Registered)	34,318	5,378,846
Axel Springer SE	3,922	218,662
BASF SE	130,926	9,990,234
Bayer AG (Registered)	100,492	12,843,711
Bayerische Motoren Werke (BMW) AG	24,673	2,183,130
Bayerische Motoren Werke (BMW) AG (Preference)(q)	3,847	264,143
Beiersdorf AG	7,914	700,254
Brenntag AG	62,290	3,352,186
Commerzbank AG*	81,813	861,174
Continental AG	8,114	1,723,573
Daimler AG (Registered)	72,304	5,241,248
Deutsche Bank AG (Registered)	103,483	2,782,005
Deutsche Boerse AG	14,834	1,276,981
Deutsche Lufthansa AG (Registered)*	20,315	281,994
Deutsche Post AG (Registered)	71,744	1,985,629
Deutsche Telekom AG (Registered)	237,805	4,221,525
Deutsche Wohnen AG	24,139	645,112
E.ON SE	146,939	1,260,575
Evonik Industries AG	11,023	368,434
Fraport AG Frankfurt Airport Services Worldwide	3,329	205,299
Fresenius Medical Care AG & Co. KGaA	46,943	3,660,467
Fresenius SE & Co. KGaA	28,110	1,885,370
Fuchs Petrolub SE (Preference)(q)	5,196	229,320
GEA Group AG	14,215	540,248
Hannover Rueck SE	4,378	447,599
HeidelbergCement AG	10,884	745,268
Henkel AG & Co. KGaA	7,557	667,256
Henkel AG & Co. KGaA (Preference)(q)	12,980	1,333,642
Hugo Boss AG	5,141	576,522
Infineon Technologies AG	86,675	974,062
K+S AG (Registered)	14,711	491,691
Kabel Deutschland Holding AG*	1,635	212,763
Lanxess AG	6,607	308,678
Linde AG	33,718	5,461,797
MAN SE	3,044	309,591
Merck KGaA	9,933	879,375
Metro AG	11,342	312,889
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	12,529	2,334,097
OSRAM Licht AG	6,465	334,032
Porsche Automobil Holding SE (Preference)(q)	11,769	500,921
ProSiebenSat.1 Media SE	16,816	823,476
RWE AG	37,612	426,164
SAP SE	102,010	6,599,681
Siemens AG (Registered)	59,542	5,319,677
Symrise AG	44,488	2,672,350
Telefonica Deutschland Holding AG	40,832	249,200
ThyssenKrupp AG	27,624	483,718
TUI AG	35,036	647,258
United Internet AG (Registered)	9,928	502,227
Volkswagen AG	2,722	319,704
Volkswagen AG (Preference)(q)	12,105	1,323,773
Vonovia SE	34,458	1,107,592

		99,759,416

Hong Kong (2.0%)
AIA Group Ltd.	1,726,052	8,986,766
ASM Pacific Technology Ltd.	17,607	116,263
Bank of East Asia Ltd.	90,427	305,072
BOC Hong Kong Holdings Ltd.	284,543	841,716
Cathay Pacific Airways Ltd.	105,575	198,903
Cheung Kong Infrastructure Holdings Ltd.	51,340	460,511
Cheung Kong Property Holdings Ltd.	201,205	1,474,601
CK Hutchison Holdings Ltd.	202,205	2,633,278
CLP Holdings Ltd.	134,064	1,143,322
Dairy Farm International Holdings Ltd. (BATS Europe Exchange)	66,419	404,072
Dairy Farm International Holdings Ltd. (London Stock Exchange)	1,800	10,692
First Pacific Co., Ltd.	163,250	100,020
Galaxy Entertainment Group Ltd.	180,000	462,261
Hang Lung Properties Ltd.	178,438	401,546
Hang Seng Bank Ltd.	58,774	1,060,854
Henderson Land Development Co., Ltd.	89,989	538,590
HKT Trust & HKT Ltd.	225,042	268,157
Hong Kong & China Gas Co., Ltd.	482,989	906,729
Hong Kong Exchanges and Clearing Ltd.	85,327	1,963,356
Hysan Development Co., Ltd.	56,907	237,625
Kerry Properties Ltd.	46,732	128,442
Li & Fung Ltd.	369,038	283,527
Link REIT (REIT)	175,999	970,138
MTR Corp., Ltd.	116,618	508,339
New World Development Co., Ltd.	411,254	400,191
Noble Group Ltd.	394,333	115,352
NWS Holdings Ltd.	111,475	147,358
Orient Overseas International Ltd.	642,700	3,027,704
PCCW Ltd.	300,559	154,703
Power Assets Holdings Ltd.	95,496	905,626
Shangri-La Asia Ltd.	111,025	95,998
Sino Land Co., Ltd.	247,151	377,191
SJM Holdings Ltd.	95,000	67,628
Sun Hung Kai Properties Ltd.	130,278	1,698,054
Swire Pacific Ltd., Class A	45,331	508,622
Swire Properties Ltd.	99,600	276,498
Techtronic Industries Co., Ltd.	93,000	346,380
WH Group Ltd.*§	450,500	224,418
Wharf Holdings Ltd.	104,330	589,504
Wheelock & Co., Ltd.	67,116	292,017
Yue Yuen Industrial Holdings Ltd.	47,699	177,405

		33,809,429

India (0.7%)
HDFC Bank Ltd. (ADR)	134,089	8,191,497
ICICI Bank Ltd. (ADR)	410,772	3,442,269

		11,633,766

Indonesia (0.1%)
PT Indofood Sukses Makmur Tbk	3,034,800	1,149,446

Ireland (1.8%)
Accenture plc, Class A	55,664	5,469,545
Bank of Ireland*	2,114,186	823,050
CRH plc (Irish Stock Exchange)	56,347	1,490,578
CRH plc (London Stock Exchange)	6,417	169,546
Experian plc	149,277	2,395,759
ICON plc*	98,872	7,016,946
James Hardie Industries plc (CDI)	35,764	431,650

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Kerry Group plc (London Stock Exchange), Class A	1,288	$96,295
Kerry Group plc (Turquoise Stock Exchange), Class A	10,873	817,617
Paddy Power plc	17,811	2,056,143
Shire plc	154,738	10,561,493

		31,328,622

Israel (0.6%)
Azrieli Group	2,797	111,854
Bank Hapoalim B.M.	86,859	437,239
Bank Leumi Le-Israel B.M.*	107,588	401,859
Bezeq Israeli Telecommunication Corp., Ltd.	132,998	254,410
Delek Group Ltd.	352	77,018
Israel Chemicals Ltd.	39,518	203,743
Israel Corp., Ltd.	338	81,193
Mizrahi Tefahot Bank Ltd.	14,105	166,794
NICE-Systems Ltd.	4,191	234,859
NICE-Systems Ltd. (ADR)	51,838	2,920,035
Teva Pharmaceutical Industries Ltd.	66,164	3,741,093
Teva Pharmaceutical Industries Ltd. (ADR)	39,889	2,252,133

		10,882,230

Italy (1.3%)
Assicurazioni Generali S.p.A.	87,684	1,608,258
Atlantia S.p.A.	29,997	839,867
Banca Monte dei Paschi di Siena S.p.A.*	172,304	307,857
Banco Popolare SC*	24,654	364,691
Enel Green Power S.p.A.	125,549	237,850
Enel S.p.A.	542,094	2,423,921
Eni S.p.A.	191,033	3,005,781
EXOR S.p.A.	8,058	352,072
Finmeccanica S.p.A.*	27,104	340,193
Intesa Sanpaolo S.p.A. (Italian Stock Exchange)	73,307	236,161
Intesa Sanpaolo S.p.A. (London Stock Exchange)	946,366	3,342,093
Luxottica Group S.p.A.	11,580	804,974
Mediobanca S.p.A.	41,881	412,009
Pirelli & C. S.p.A.	21,406	358,225
Prysmian S.p.A.	107,028	2,214,032
Saipem S.p.A.*	24,847	199,514
Snam S.p.A.	167,159	860,236
Telecom Italia S.p.A.*	796,148	978,874
Telecom Italia S.p.A. (RNC)	384,183	394,265
Terna Rete Elettrica Nazionale S.p.A.	124,851	607,818
UniCredit S.p.A.	352,620	2,197,626
Unione di Banche Italiane S.c.p.A.	61,603	437,089
UnipolSai S.p.A.	87,353	190,520

		22,713,926

Japan (13.3%)
ABC-Mart, Inc.	1,940	108,402
Acom Co., Ltd.*	27,600	141,441
Aeon Co., Ltd.	50,252	782,289
AEON Financial Service Co., Ltd.	78,538	1,555,121
Aeon Mall Co., Ltd.	7,968	122,679
Air Water, Inc.	11,000	165,891
Aisin Seiki Co., Ltd.	15,138	509,151
Ajinomoto Co., Inc.	40,168	848,303
Alfresa Holdings Corp.	14,464	247,627
Alps Electric Co., Ltd.	10,100	286,586
Amada Holdings Co., Ltd.	26,148	199,569
ANA Holdings, Inc.	85,302	239,875
Aozora Bank Ltd.	93,918	326,526
Asahi Glass Co., Ltd.	73,752	432,889
Asahi Group Holdings Ltd.	29,687	966,120
Asahi Kasei Corp.	97,078	685,304
Asics Corp.	11,848	283,509
Astellas Pharma, Inc.	158,550	2,058,309
Bandai Namco Holdings, Inc.	12,619	293,908
Bank of Kyoto Ltd.	22,082	225,423
Bank of Yokohama Ltd.	83,700	509,939
Benesse Holdings, Inc.	4,374	117,252
Bridgestone Corp.	47,764	1,660,562
Brother Industries Ltd.	16,715	202,094
Calbee, Inc.	5,000	162,520
Canon, Inc.	79,630	2,306,967
Casio Computer Co., Ltd.	17,027	310,631
Central Japan Railway Co.	10,600	1,714,289
Chiba Bank Ltd.	54,672	389,112
Chubu Electric Power Co., Inc.	50,254	743,111
Chugai Pharmaceutical Co., Ltd.	15,947	490,818
Chugoku Bank Ltd.	10,911	162,496
Chugoku Electric Power Co., Inc.	19,862	274,278
Citizen Holdings Co., Ltd.	19,652	135,941
COLOPL, Inc.	3,500	56,436
Credit Saison Co., Ltd.	11,016	200,487
Dai Nippon Printing Co., Ltd.	41,162	400,263
Daicel Corp.	23,955	294,674
Daihatsu Motor Co., Ltd.	13,900	161,339
Dai-ichi Life Insurance Co., Ltd.	82,900	1,325,763
Daiichi Sankyo Co., Ltd.	49,087	857,132
Daikin Industries Ltd.	18,023	1,013,354
Daito Trust Construction Co., Ltd.	4,938	502,299
Daiwa House Industry Co., Ltd.	45,658	1,133,294
Daiwa Securities Group, Inc.	127,476	826,149
Denso Corp.	162,212	6,876,924
Dentsu, Inc.	16,674	854,816
Don Quijote Holdings Co., Ltd.	9,000	340,542
East Japan Railway Co.	24,825	2,100,793
Eisai Co., Ltd.	19,354	1,147,962
Electric Power Development Co., Ltd.	11,003	337,521
FamilyMart Co., Ltd.	4,104	187,828
FANUC Corp.	15,044	2,319,321
Fast Retailing Co., Ltd.	3,916	1,590,052
Fuji Electric Co., Ltd.	41,288	150,303
Fuji Heavy Industries Ltd.	42,980	1,555,304
Fujifilm Holdings Corp.	35,568	1,334,540
Fujitsu Ltd.	142,742	622,483
Fukuoka Financial Group, Inc.	54,983	262,388
GungHo Online Entertainment, Inc.	39,100	115,993
Gunma Bank Ltd.	21,274	136,048
Hachijuni Bank Ltd.	29,088	205,726
Hakuhodo DY Holdings, Inc.	16,060	153,150
Hamamatsu Photonics KK	11,500	260,270
Hankyu Hanshin Holdings, Inc.	84,000	513,355
Hikari Tsushin, Inc.	1,100	77,033
Hino Motors Ltd.	18,830	192,344
Hirose Electric Co., Ltd.	2,274	248,334
Hiroshima Bank Ltd.	35,000	202,831
Hisamitsu Pharmaceutical Co., Inc.	4,267	142,596
Hitachi Chemical Co., Ltd.	7,688	106,297
Hitachi Construction Machinery Co., Ltd.	7,451	99,897
Hitachi High-Technologies Corp.	5,918	128,535
Hitachi Ltd.	809,211	4,089,839
Hitachi Metals Ltd.	16,386	191,002
Hokuhoku Financial Group, Inc.	86,000	197,944
Hokuriku Electric Power Co.	15,038	202,707

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Honda Motor Co., Ltd.	122,404	$3,649,928
Hoya Corp.	32,702	1,074,577
Hulic Co., Ltd.	22,700	205,770
Ibiden Co., Ltd.	10,634	139,935
Idemitsu Kosan Co., Ltd.	5,960	91,418
IHI Corp.	107,834	277,648
Iida Group Holdings Co., Ltd.	11,300	176,991
INPEX Corp.	240,600	2,149,557
Isetan Mitsukoshi Holdings Ltd.	27,348	412,354
Isuzu Motors Ltd.	46,969	473,290
ITOCHU Corp.	115,232	1,222,242
Itochu Techno-Solutions Corp.	3,668	78,385
Iyo Bank Ltd.	17,578	202,669
J. Front Retailing Co., Ltd.	19,434	317,163
Japan Airlines Co., Ltd.	9,158	323,299
Japan Airport Terminal Co., Ltd.	3,200	138,264
Japan Exchange Group, Inc.	42,200	619,095
Japan Prime Realty Investment Corp. (REIT)	54	175,306
Japan Real Estate Investment Corp. (REIT)	98	452,109
Japan Retail Fund Investment Corp. (REIT)	189	366,279
Japan Tobacco, Inc.	139,400	4,336,431
JFE Holdings, Inc.	37,776	496,726
JGC Corp.	15,326	203,811
Joyo Bank Ltd.	49,480	261,445
JSR Corp.	15,818	228,522
JTEKT Corp.	14,982	210,229
JX Holdings, Inc.	175,222	634,335
Kajima Corp.	57,739	307,394
Kakaku.com, Inc.	9,900	160,959
Kamigumi Co., Ltd.	15,704	128,897
Kaneka Corp.	24,644	182,182
Kansai Electric Power Co., Inc.*	55,323	619,294
Kansai Paint Co., Ltd.	16,452	224,947
Kao Corp.	37,067	1,684,076
Kawasaki Heavy Industries Ltd.	114,840	397,566
KDDI Corp.	131,300	2,940,375
Keihan Electric Railway Co., Ltd.	42,000	280,959
Keikyu Corp.	33,466	266,971
Keio Corp.	42,347	301,554
Keisei Electric Railway Co., Ltd.	23,955	263,597
Keyence Corp.	3,483	1,559,470
Kikkoman Corp.	11,823	326,280
Kintetsu Group Holdings Co., Ltd.	142,980	515,221
Kirin Holdings Co., Ltd.	63,191	832,380
Kobe Steel Ltd.	238,095	259,190
Koito Manufacturing Co., Ltd.	8,100	265,664
Komatsu Ltd.	67,372	991,574
Konami Corp.	6,888	149,558
Konica Minolta, Inc.	34,036	359,290
Kose Corp.	2,000	183,199
Kubota Corp.	81,508	1,122,458
Kuraray Co., Ltd.	25,292	315,895
Kurita Water Industries Ltd.	9,314	198,093
Kyocera Corp.	24,708	1,133,789
Kyowa Hakko Kirin Co., Ltd.	19,267	287,723
Kyushu Electric Power Co., Inc.*	29,288	319,452
Lawson, Inc.	4,880	360,876
LIXIL Group Corp.	19,323	392,993
M3, Inc.	16,200	323,182
Mabuchi Motor Co., Ltd.	3,704	161,840
Makita Corp.	9,146	487,849
Marubeni Corp.	128,368	630,210
Marui Group Co., Ltd.	16,786	203,052
Maruichi Steel Tube Ltd.	3,516	79,720
Mazda Motor Corp.	41,535	659,401
McDonald’s Holdings Co. Japan Ltd.	5,080	114,067
Medipal Holdings Corp.	9,622	153,268
MEIJI Holdings Co., Ltd.	8,632	635,166
Minebea Co., Ltd.	26,000	276,818
Miraca Holdings, Inc.	4,200	178,638
Mitsubishi Chemical Holdings Corp.	106,059	556,303
Mitsubishi Corp.	101,984	1,676,753
Mitsubishi Electric Corp.	148,371	1,362,300
Mitsubishi Estate Co., Ltd.	92,011	1,885,798
Mitsubishi Gas Chemical Co., Inc.	25,711	118,933
Mitsubishi Heavy Industries Ltd.	233,256	1,045,343
Mitsubishi Logistics Corp.	8,008	92,726
Mitsubishi Materials Corp.	80,819	246,539
Mitsubishi Motors Corp.	49,521	379,461
Mitsubishi Tanabe Pharma Corp.	16,090	283,215
Mitsubishi UFJ Financial Group, Inc.	957,616	5,787,694
Mitsubishi UFJ Lease & Finance Co., Ltd.	43,700	193,007
Mitsui & Co., Ltd.	125,454	1,412,839
Mitsui Chemicals, Inc.	59,288	190,597
Mitsui Fudosan Co., Ltd.	69,427	1,909,291
Mitsui O.S.K. Lines Ltd.	93,575	224,997
Mixi, Inc.	2,700	92,871
Mizuho Financial Group, Inc.	1,750,152	3,287,412
MS&AD Insurance Group Holdings, Inc.	38,936	1,047,290
Murata Manufacturing Co., Ltd.	14,971	1,944,256
Nabtesco Corp.	10,300	188,291
Nagoya Railroad Co., Ltd.	71,000	279,551
NEC Corp.	200,742	618,760
Nexon Co., Ltd.	8,500	113,847
NGK Insulators Ltd.	17,267	331,406
NGK Spark Plug Co., Ltd.	12,948	297,324
NH Foods Ltd.	13,075	267,598
NHK Spring Co., Ltd.	11,375	110,569
Nidec Corp.	16,692	1,150,022
Nikon Corp.	24,959	302,101
Nintendo Co., Ltd.	8,139	1,375,017
Nippon Building Fund, Inc. (REIT)	109	528,764
Nippon Electric Glass Co., Ltd.	26,022	126,073
Nippon Express Co., Ltd.	65,427	313,197
Nippon Paint Holdings Co., Ltd.	49,900	873,665
Nippon Prologis REIT, Inc. (REIT)	110	199,608
Nippon Steel & Sumitomo Metal Corp.	159,629	2,916,108
Nippon Telegraph & Telephone Corp.	55,858	1,961,717
Nippon Yusen KK	131,442	305,010
Nissan Motor Co., Ltd.	183,148	1,687,062
Nisshin Seifun Group, Inc.	17,961	261,583
Nissin Foods Holdings Co., Ltd.	5,206	240,064
Nitori Holdings Co., Ltd.	5,750	452,793
Nitto Denko Corp.	12,711	763,438
NOK Corp.	6,764	146,441
Nomura Holdings, Inc.	267,208	1,550,400
Nomura Real Estate Holdings, Inc.	8,775	176,929
Nomura Research Institute Ltd.	9,336	359,673
NSK Ltd.	37,170	360,876
NTT Data Corp.	8,600	434,242
NTT DOCOMO, Inc.	107,400	1,800,635
NTT Urban Development Corp.	7,500	69,237
Obayashi Corp.	46,666	398,695
Obic Co., Ltd.	42,000	1,926,273

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Odakyu Electric Railway Co., Ltd.	46,103	$415,804
Oji Holdings Corp.	51,612	221,654
Olympus Corp.	19,752	615,092
Omron Corp.	14,844	448,669
Ono Pharmaceutical Co., Ltd.	5,875	698,796
Oracle Corp. Japan	2,840	120,226
Oriental Land Co., Ltd.	15,344	861,723
ORIX Corp.	101,710	1,315,648
Osaka Gas Co., Ltd.	149,868	570,378
Otsuka Corp.	4,217	205,887
Otsuka Holdings Co., Ltd.	30,000	964,215
Panasonic Corp.	160,686	1,631,295
Park24 Co., Ltd.	7,500	141,109
Rakuten, Inc.	68,200	874,650
Recruit Holdings Co., Ltd.	10,200	306,824
Resona Holdings, Inc.	169,659	866,825
Ricoh Co., Ltd.	55,380	560,023
Rinnai Corp.	3,084	235,756
Rohm Co., Ltd.	7,726	345,432
Ryohin Keikaku Co., Ltd.	1,400	286,632
Sankyo Co., Ltd.	1,298	46,261
Sanrio Co., Ltd.	2,900	79,355
Santen Pharmaceutical Co., Ltd.	30,155	406,404
SBI Holdings, Inc.	14,660	165,806
Secom Co., Ltd.	86,527	5,214,101
Sega Sammy Holdings, Inc.	13,475	131,940
Seibu Holdings, Inc.	8,500	172,614
Seiko Epson Corp.	21,500	304,353
Sekisui Chemical Co., Ltd.	31,214	328,778
Sekisui House Ltd.	45,670	717,570
Seven & i Holdings Co., Ltd.	55,612	2,548,008
Seven Bank Ltd.	42,600	185,291
Sharp Corp.*	101,938	117,283
Shikoku Electric Power Co., Inc.	11,943	195,386
Shimadzu Corp.	21,140	305,495
Shimamura Co., Ltd.	1,246	134,462
Shimano, Inc.	6,036	850,683
Shimizu Corp.	43,910	377,964
Shin-Etsu Chemical Co., Ltd.	30,164	1,550,399
Shinsei Bank Ltd.	149,173	308,133
Shionogi & Co., Ltd.	22,107	794,645
Shiseido Co., Ltd.	28,622	627,299
Shizuoka Bank Ltd.	41,724	418,141
Showa Shell Sekiyu KK	13,975	110,716
SMC Corp.	4,148	911,040
SoftBank Group Corp.	99,172	4,562,944
Sompo Japan Nipponkoa Holdings, Inc.	25,527	744,309
Sony Corp.	94,864	2,319,561
Sony Financial Holdings, Inc.	12,500	205,849
Stanley Electric Co., Ltd.	10,084	202,001
Sumitomo Chemical Co., Ltd.	116,158	590,023
Sumitomo Corp.	86,528	835,304
Sumitomo Dainippon Pharma Co., Ltd.	12,092	121,087
Sumitomo Electric Industries Ltd.	58,360	749,784
Sumitomo Heavy Industries Ltd.	45,784	181,618
Sumitomo Metal Mining Co., Ltd.	37,784	430,240
Sumitomo Mitsui Financial Group, Inc.	95,552	3,637,425
Sumitomo Mitsui Trust Holdings, Inc.	255,338	941,821
Sumitomo Realty & Development Co., Ltd.	27,526	879,250
Sumitomo Rubber Industries Ltd.	11,936	166,029
Sundrug Co., Ltd.	33,100	1,750,045
Suntory Beverage & Food Ltd.	11,200	431,014
Suruga Bank Ltd.	14,090	262,569
Suzuken Co., Ltd.	5,506	183,995
Suzuki Motor Corp.	28,036	866,268
Sysmex Corp.	11,200	592,241
T&D Holdings, Inc.	45,468	538,535
Taiheiyo Cement Corp.	86,000	258,752
Taisei Corp.	81,183	531,074
Taisho Pharmaceutical Holdings Co., Ltd.	2,371	136,523
Taiyo Nippon Sanso Corp.	10,000	95,262
Takashimaya Co., Ltd.	23,955	194,366
Takeda Pharmaceutical Co., Ltd.	59,123	2,605,965
TDK Corp.	9,671	550,091
Teijin Ltd.	78,250	238,224
Terumo Corp.	79,300	2,248,471
THK Co., Ltd.	8,308	132,194
Tobu Railway Co., Ltd.	75,991	326,947
Toho Co., Ltd.	8,646	197,736
Toho Gas Co., Ltd.	28,592	169,215
Tohoku Electric Power Co., Inc.	36,459	496,364
Tokio Marine Holdings, Inc.	51,215	1,916,689
Tokyo Electric Power Co., Inc.*	103,758	696,253
Tokyo Electron Ltd.	13,336	630,343
Tokyo Gas Co., Ltd.	178,711	868,723
Tokyo Tatemono Co., Ltd.	14,500	173,670
Tokyu Corp.	79,011	580,542
Tokyu Fudosan Holdings Corp.	36,592	244,401
TonenGeneral Sekiyu KK	21,830	211,966
Toppan Printing Co., Ltd.	38,910	314,000
Toray Industries, Inc.	112,774	977,381
Toshiba Corp.*	309,683	782,049
TOTO Ltd.	18,634	583,242
Toyo Seikan Group Holdings Ltd.	11,704	186,008
Toyo Suisan Kaisha Ltd.	6,756	256,510
Toyoda Gosei Co., Ltd.	5,142	101,530
Toyota Industries Corp.	12,618	601,447
Toyota Motor Corp.	205,336	12,076,702
Toyota Tsusho Corp.	15,414	325,583
Trend Micro, Inc.	7,582	268,538
Unicharm Corp.	81,582	1,447,650
United Urban Investment Corp. (REIT)	204	272,890
USS Co., Ltd.	15,610	260,967
West Japan Railway Co.	12,700	795,054
Yahoo! Japan Corp.	114,400	436,774
Yakult Honsha Co., Ltd.	6,307	315,906
Yamada Denki Co., Ltd.	56,020	226,217
Yamaguchi Financial Group, Inc.	16,763	205,845
Yamaha Corp.	11,079	245,915
Yamaha Motor Co., Ltd.	20,132	406,041
Yamato Holdings Co., Ltd.	25,336	485,804
Yamazaki Baking Co., Ltd.	9,571	147,674
Yaskawa Electric Corp.	16,140	164,855
Yokogawa Electric Corp.	15,303	160,384
Yokohama Rubber Co., Ltd.	7,500	132,540

		225,714,213

Luxembourg (0.4%)
ArcelorMittal S.A.	76,797	401,266
Millicom International Cellular S.A. (SDR)	5,299	331,502
RTL Group S.A.	2,688	231,388
SES S.A. (FDR)	24,649	777,802
Tenaris S.A.	39,359	473,592

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Tenaris S.A. (ADR)	217,595	$5,246,216

		7,461,766

Macau (0.0%)
MGM China Holdings Ltd.	66,800	77,764
Sands China Ltd.	186,000	565,718
Wynn Macau Ltd.	112,400	128,889

		772,371

Mexico (0.1%)
Fresnillo plc	15,706	140,797
Grupo Financiero Banorte S.A.B. de C.V., Class O	194,687	953,575

		1,094,372

Netherlands (2.6%)
Aegon N.V.	139,242	801,861
Akzo Nobel N.V.	53,048	3,448,687
Altice N.V., Class A*	20,010	418,676
Altice N.V., Class B*	6,670	148,800
ASML Holding N.V.	26,021	2,281,330
Boskalis Westminster	6,641	290,720
Core Laboratories N.V.	89,484	8,930,503
Delta Lloyd N.V.	16,895	142,188
Gemalto N.V.	6,345	411,822
Heineken Holding N.V.	6,964	496,562
Heineken N.V.	17,708	1,433,264
ING Groep N.V. (CVA)	290,413	4,122,614
Koninklijke Ahold N.V.	68,737	1,341,568
Koninklijke DSM N.V.	13,944	643,866
Koninklijke KPN N.V.	247,425	927,438
Koninklijke Philips N.V.	71,846	1,694,112
Koninklijke Vopak N.V.	5,178	207,024
NN Group N.V.	11,681	335,081
OCI N.V.*	6,525	167,371
QIAGEN N.V.*	47,353	1,221,368
Randstad Holding N.V.	9,857	588,184
Royal Dutch Shell plc (Amsterdam Stock Exchange), Class A	66,632	1,582,226
Royal Dutch Shell plc (London Stock Exchange), Class A	292,458	6,896,661
Royal Dutch Shell plc, Class B	183,259	4,346,841
TNT Express N.V.	27,035	205,973
Wolters Kluwer N.V.	23,580	727,017

		43,811,757

New Zealand (0.1%)
Auckland International Airport Ltd.	82,309	257,389
Contact Energy Ltd.	39,760	126,106
Fletcher Building Ltd.	49,712	216,658
Meridian Energy Ltd.	89,167	120,153
Mighty River Power Ltd.	74,963	120,600
Ryman Healthcare Ltd.	26,269	122,955
Spark New Zealand Ltd.	133,434	254,337

		1,218,198

Norway (0.8%)
DNB ASA	385,015	5,017,509
Gjensidige Forsikring ASA	14,365	193,681
Norsk Hydro ASA	645,770	2,156,901
Orkla ASA	62,648	465,372
Statoil ASA	79,267	1,156,263
Statoil ASA (ADR)	142,110	2,069,121
Telenor ASA	57,698	1,079,310
Yara International ASA	13,809	551,821
Yara International ASA (ADR)	5,000	200,550

		12,890,528

Peru (0.1%)
Credicorp Ltd.	10,012	1,064,876

Portugal (0.1%)
Banco Comercial Portugues S.A., Class R*	3,077,318	149,803
EDP - Energias de Portugal S.A.	163,390	598,918
Galp Energia SGPS S.A.	31,412	309,887
Jeronimo Martins SGPS S.A.	14,096	190,367

		1,248,975

Russia (0.0%)
Sberbank of Russia (ADR)	135,184	668,953

Singapore (0.9%)
Ascendas Real Estate Investment Trust (REIT)	150,522	248,289
CapitaLand Commercial Trust (REIT)	186,100	175,745
CapitaLand Ltd.	203,802	385,041
CapitaLand Mall Trust (REIT)	171,267	228,791
City Developments Ltd.	29,280	158,556
ComfortDelGro Corp., Ltd.	169,550	343,252
DBS Group Holdings Ltd.	487,660	5,571,563
Genting Singapore plc	442,938	225,831
Global Logistic Properties Ltd.	249,800	359,306
Golden Agri-Resources Ltd.	534,113	124,136
Hutchison Port Holdings Trust (Frankfurt Stock Exchange)	78,000	42,900
Hutchison Port Holdings Trust (Singapore Exchange)	383,000	211,057
Jardine Cycle & Carriage Ltd.	10,276	196,165
Keppel Corp., Ltd.	111,785	535,935
Oversea-Chinese Banking Corp., Ltd.	230,152	1,424,988
Sembcorp Industries Ltd.	70,812	172,347
Sembcorp Marine Ltd.	59,626	96,043
Singapore Airlines Ltd.	45,782	344,862
Singapore Exchange Ltd.	55,302	273,675
Singapore Press Holdings Ltd.	114,523	309,537
Singapore Technologies Engineering Ltd.	131,919	276,906
Singapore Telecommunications Ltd.	612,719	1,554,285
StarHub Ltd.	45,724	111,357
Suntec Real Estate Investment Trust (REIT)	169,000	178,226
United Overseas Bank Ltd.	99,176	1,293,878
UOL Group Ltd.	41,844	176,831
Wilmar International Ltd.	140,455	254,581

		15,274,083

South Africa (0.1%)
Investec plc	43,166	330,883
Mondi plc	28,225	592,369

		923,252

South Korea (0.4%)
Hyundai Mobis Co., Ltd.	12,962	2,518,140
LG Chem Ltd.	6,150	1,494,367
NAVER Corp.	1,427	619,812
Samsung Electronics Co., Ltd.	2,413	2,320,574

		6,952,893

Spain (2.2%)
Abertis Infraestructuras S.A.	36,246	573,453
ACS Actividades de Construccion y Servicios S.A.	14,856	427,193
Aena S.A.*§	5,188	572,906
Amadeus IT Holding S.A., Class A	210,185	8,987,354
Banco Bilbao Vizcaya Argentaria S.A.	473,482	4,015,936
Banco de Sabadell S.A.	381,951	701,594
Banco Popular Espanol S.A.	136,032	496,057

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Banco Popular Espanol S.A. - Interim Shares*†	751	$2,739
Banco Santander S.A.	1,075,086	5,724,498
Bankia S.A.	364,940	472,888
Bankinter S.A.	54,954	404,179
CaixaBank S.A.	187,807	723,926
CaixaBank S.A. - Interim Shares*†	2,165	8,345
Distribuidora Internacional de Alimentacion S.A.*	48,052	290,433
Enagas S.A.	14,109	404,382
Endesa S.A.	22,226	468,299
Ferrovial S.A.	34,285	818,523
Gas Natural SDG S.A.	27,541	537,051
Grifols S.A.	10,402	430,267
Iberdrola S.A.	411,286	2,736,428
Industria de Diseno Textil S.A.	81,562	2,732,297
Mapfre S.A.	51,736	135,172
Red Electrica Corporacion S.A.	7,820	649,591
Repsol S.A.	81,570	950,512
Telefonica S.A.	333,759	4,045,274
Zardoya Otis S.A.	10,318	111,656

		37,420,953

Sweden (2.0%)
Alfa Laval AB	22,647	370,879
Assa Abloy AB, Class B	73,223	1,315,215
Atlas Copco AB, Class A	86,657	2,089,127
Atlas Copco AB, Class B	29,303	656,977
Boliden AB	22,617	354,076
Electrolux AB	19,086	540,007
Getinge AB, Class B	173,375	3,871,654
Hennes & Mauritz AB, Class B	71,042	2,597,547
Hexagon AB, Class B	20,018	612,640
Husqvarna AB, Class B	28,238	185,329
ICA Gruppen AB	5,497	185,968
Industrivarden AB, Class C	11,429	200,735
Investment AB Kinnevik, Class B	18,409	527,045
Investor AB, Class B	35,007	1,204,864
Lundin Petroleum AB*	16,155	208,307
Nordea Bank AB	227,236	2,537,819
Sandvik AB	81,945	699,087
Securitas AB, Class B	22,022	269,303
Skandinaviska Enskilda Banken AB, Class A	116,744	1,247,688
Skanska AB, Class B	30,035	589,843
SKF AB, Class B	30,705	565,701
Svenska Cellulosa AB S.C.A., Class B	45,223	1,267,240
Svenska Handelsbanken AB, Class A	110,241	1,583,736
Swedbank AB, Class A	66,425	1,469,160
Swedish Match AB	11,889	359,921
Tele2 AB, Class B	23,027	224,623
Telefonaktiebolaget LM Ericsson (ADR)	185,796	1,817,085
Telefonaktiebolaget LM Ericsson, Class B	466,592	4,596,177
TeliaSonera AB	199,674	1,076,892
Volvo AB, Class B	117,937	1,132,175

		34,356,820

Switzerland (9.4%)
ABB Ltd. (Registered)*	165,104	2,923,920
Actelion Ltd. (Registered)*	7,895	1,004,303
Adecco S.A. (Registered)*	13,076	958,796
Aryzta AG*	7,151	303,479
Baloise Holding AG (Registered)	3,875	445,165
Barry Callebaut AG (Registered)*	158	172,132
Chocoladefabriken Lindt & Spruengli AG	71	417,008
Chocoladefabriken Lindt & Sprungli AG (Registered)	8	568,390
Cie Financiere Richemont S.A. (Registered)	39,121	3,047,827
Coca-Cola HBC AG*	14,514	307,756
Credit Suisse Group AG (Registered)*	117,343	2,823,002
Credit Suisse Group AG (ADR)*	92,242	2,216,575
Dufry AG (Registered)*	2,893	339,242
EMS-Chemie Holding AG (Registered)	574	236,655
Geberit AG (Registered)	2,905	889,418
Givaudan S.A. (Registered)*	710	1,156,897
Glencore plc*	820,515	1,143,389
Julius Baer Group Ltd.*	60,248	2,741,169
Kuehne + Nagel International AG (Registered)	3,452	444,257
LafargeHolcim Ltd. (Registered)*	32,051	1,683,876
Lonza Group AG (Registered)*	4,130	543,139
Nestle S.A. (Registered)	377,487	28,427,226
Nestle S.A. (ADR)	107,170	8,063,471
Novartis AG (Registered)	259,330	23,888,117
Novartis AG (ADR)	148,002	13,604,344
Pargesa Holding S.A.	1,595	93,712
Partners Group Holding AG	1,261	428,433
Roche Holding AG	95,774	25,318,241
Schindler Holding AG	11,261	1,621,305
Schindler Holding AG (Registered)	1,471	216,115
SGS S.A. (Registered)	421	736,066
Sika AG	149	460,992
Sonova Holding AG (Registered)	13,293	1,714,212
STMicroelectronics N.V.	46,422	316,097
Sulzer AG (Registered)	1,742	170,858
Swatch Group AG	2,371	880,550
Swatch Group AG (Registered)	3,496	252,790
Swiss Life Holding AG (Registered)*	2,573	575,236
Swiss Prime Site AG (Registered)*	4,460	326,425
Swiss Reinsurance AG	26,210	2,252,994
Swisscom AG (Registered)	1,991	995,310
Syngenta AG (Registered)	6,930	2,225,801
Syngenta AG (ADR)	12,559	801,013
Transocean Ltd.	28,356	366,830
UBS Group AG (Registered)	550,954	10,209,794
Weatherford International plc*	747,416	6,338,088
Wolseley plc	19,987	1,169,225
Zurich Insurance Group AG*	11,231	2,763,055

		158,582,695

Taiwan (0.6%)
Advanced Semiconductor
Engineering, Inc. (ADR)	581,067	3,190,058
MediaTek, Inc.	117,000	873,125
Taiwan Semiconductor Manufacturing Co., Ltd.	396,000	1,580,240
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	228,337	4,737,993

		10,381,416

Turkey (0.2%)
Akbank TAS	813,438	1,824,712
Turkiye Garanti Bankasi A/S	684,076	1,590,376

		3,415,088

United Kingdom (14.1%)
3i Group plc	76,437	540,654
Aberdeen Asset Management plc	71,878	323,278

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Admiral Group plc	16,065	$365,746
Aggreko plc	20,595	297,048
Amec Foster Wheeler plc	30,066	326,701
Anglo American plc	107,342	897,989
ARM Holdings plc	103,430	1,490,553
ARM Holdings plc (ADR)	169,025	7,310,331
Ashtead Group plc	38,685	545,999
Associated British Foods plc	27,380	1,387,649
AstraZeneca plc	94,889	6,021,976
Aviva plc	307,555	2,108,310
Babcock International Group plc	17,877	247,303
BAE Systems plc	231,735	1,573,302
Barclays plc	1,249,964	4,621,184
Barratt Developments plc	76,240	745,799
BG Group plc	343,576	4,954,273
BP plc	1,371,135	6,949,841
British American Tobacco plc	209,414	11,573,611
British Land Co. plc (REIT)	74,462	946,733
BT Group plc	628,309	3,998,125
Bunzl plc	25,861	694,159
Burberry Group plc	148,662	3,085,306
Capita plc	50,875	924,004
Centrica plc	381,899	1,327,094
CNH Industrial N.V.	75,525	493,008
Cobham plc	89,735	388,594
Compass Group plc	400,827	6,399,243
Croda International plc	49,933	2,050,888
Diageo plc	562,505	15,137,282
Direct Line Insurance Group plc	105,676	600,590
Dixons Carphone plc	75,222	484,081
easyJet plc	10,806	291,226
Ensco plc, Class A	16,550	233,024
Fiat Chrysler Automobiles N.V.*	66,224	863,183
G4S plc	121,926	426,409
GKN plc	128,059	520,959
GlaxoSmithKline plc	365,427	7,005,135
Hammerson plc (REIT)	61,247	579,042
Hargreaves Lansdown plc	20,050	367,115
HSBC Holdings plc	2,057,680	15,565,922
ICAP plc	38,682	268,166
IMI plc	19,355	278,293
Imperial Tobacco Group plc	71,872	3,719,965
Inmarsat plc	34,456	512,870
InterContinental Hotels Group plc	18,494	639,580
International Consolidated Airlines Group S.A.*	63,925	571,311
Intertek Group plc	64,834	2,389,908
Intu Properties plc (REIT)	74,067	370,180
ITV plc	994,022	3,708,866
J Sainsbury plc	103,003	407,663
Johnson Matthey plc	15,893	590,360
Kingfisher plc	180,280	980,323
Land Securities Group plc (REIT)	60,757	1,159,850
Legal & General Group plc	437,944	1,581,455
Lloyds Banking Group plc	4,287,759	4,887,932
London Stock Exchange Group plc	23,999	880,806
Marks & Spencer Group plc	126,582	961,904
Meggitt plc	58,348	421,293
Melrose Industries plc	72,890	292,014
Merlin Entertainments plc§	54,538	307,238
National Grid plc	280,954	3,912,780
Next plc	10,563	1,219,116
Noble Corp. plc	235,827	2,572,873
Old Mutual plc	378,587	1,086,329
Pearson plc	63,043	1,077,473
Persimmon plc*	23,736	723,224
Petrofac Ltd.	18,716	218,154
Prudential plc	193,070	4,081,609
Randgold Resources Ltd.	7,136	420,037
Reckitt Benckiser Group plc	91,058	8,265,437
RELX N.V.	75,797	1,237,505
RELX plc	82,379	1,413,676
Rexam plc	48,385	383,559
Rio Tinto Ltd.	31,449	1,080,688
Rio Tinto plc	303,492	10,181,778
Rio Tinto plc (ADR)	71,952	2,433,417
Rolls-Royce Holdings plc*	326,107	3,348,599
Royal Bank of Scotland Group plc*	233,924	1,117,817
Royal Mail plc	51,846	360,490
RSA Insurance Group plc	70,541	430,675
SABMiller plc	72,844	4,127,812
Sage Group plc	82,793	626,450
Schroders plc	9,713	413,339
Segro plc (REIT)	50,059	325,555
Severn Trent plc	16,537	547,510
Sky plc	74,728	1,182,505
Smith & Nephew plc	167,176	2,923,495
Smiths Group plc	27,111	413,070
Sports Direct International plc*	19,247	220,810
SSE plc	75,908	1,721,486
St. James’s Place plc	33,464	430,796
Standard Chartered plc	190,040	1,847,550
Standard Life plc	150,611	886,351
Subsea 7 S.A.*	153,315	1,153,384
Tate & Lyle plc	34,029	303,895
Taylor Wimpey plc	250,045	741,814
Tesco plc	599,138	1,664,836
Travis Perkins plc	19,295	575,221
Tullow Oil plc*	66,128	169,924
Unilever N.V. (N.Y. Shares)	130,515	5,246,703
Unilever N.V. (CVA)	122,327	4,922,963
Unilever plc	96,380	3,926,092
United Utilities Group plc	52,915	741,787
Vodafone Group plc	1,991,029	6,295,712
Weir Group plc	95,046	1,685,824
Whitbread plc	55,326	3,913,289
William Hill plc	70,427	374,388
WM Morrison Supermarkets plc	170,490	429,511
WPP plc	276,165	5,751,089

		238,721,043

United States (1.7%)
Bunge Ltd.	10,793	791,127
Carnival Corp.	102,876	5,112,937
Carnival plc	14,381	742,301
Eaton Corp. plc	103,221	5,295,237
Ingersoll-Rand plc	46,825	2,377,305
Mettler-Toledo International, Inc.*	10,391	2,958,734
Schlumberger Ltd.	158,594	10,938,228

		28,215,869

Total Common Stocks (80.9%) (Cost $1,249,769,410)		1,370,312,636

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.0%)
iShares® China Large-Cap ETF	147,610	5,235,727
iShares® Core MSCI EAFE ETF	121,800	6,432,258
iShares® Core MSCI Emerging Markets ETF	35,100	1,400,139
iShares® Europe ETF	318,066	12,659,027
iShares® Latin America 40 ETF	56,347	1,274,006

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
iShares® MSCI Australia ETF	78,315	$1,403,405
iShares® MSCI Austria Capped ETF	166,537	2,494,058
iShares® MSCI Belgium Capped ETF	85,697	1,411,430
iShares® MSCI BRIC ETF	9,916	295,497
iShares® MSCI Canada ETF	55,458	1,275,534
iShares® MSCI EAFE ETF	515,466	29,546,511
iShares® MSCI EAFE Small-Cap ETF	55,100	2,632,127
iShares® MSCI Emerging Markets ETF	51,032	1,672,829
iShares® MSCI France ETF	225,167	5,419,770
iShares® MSCI Germany ETF	350,310	8,666,669
iShares® MSCI Hong Kong ETF	10,677	204,144
iShares® MSCI Indonesia ETF	22,100	390,949
iShares® MSCI Ireland Capped ETF	15,500	603,415
iShares® MSCI Israel Capped ETF	25,100	1,205,540
iShares® MSCI Italy Capped ETF	437,548	6,265,687
iShares® MSCI Japan ETF	900,480	10,292,486
iShares® MSCI Malaysia ETF	24,662	244,400
iShares® MSCI Mexico Capped ETF	11,448	590,259
iShares® MSCI Netherlands ETF	104,693	2,449,816
iShares® MSCI New Zealand Capped ETF	39,400	1,260,012
iShares® MSCI Norway Capped ETF	23,200	451,890
iShares® MSCI Pacific ex-Japan ETF	110,792	4,061,635
iShares® MSCI Poland Capped ETF	7,700	160,468
iShares® MSCI Singapore ETF	103,926	1,056,927
iShares® MSCI South Korea Capped ETF	6,000	292,680
iShares® MSCI Spain Capped ETF	110,221	3,269,155
iShares® MSCI Sweden ETF	49,603	1,439,975
iShares® MSCI Switzerland Capped ETF	13,900	425,201
iShares® MSCI Thailand Capped ETF	3,868	240,822
iShares® MSCI Turkey ETF	8,084	295,389
iShares® MSCI United Kingdom ETF	66,400	1,088,296
SPDR® DJ EURO Stoxx 50 ETF	19,964	675,781
SPDR® S&P Emerging Asia Pacific ETF	46,979	3,414,434
SPDR® S&P Emerging Europe ETF	11,967	287,328
Vanguard FTSE Developed Markets ETF	190,900	6,803,676
Vanguard FTSE Emerging Markets ETF	181,200	5,995,908
Vanguard FTSE Europe ETF	291,200	14,321,216
Vanguard FTSE Pacific ETF	32,100	1,723,449

Total Investment Companies (9.0%) (Cost $141,877,203)		151,329,925

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	5,826,419	5,826,419

Total Short-Term Investment (0.3%) (Cost $5,826,419)		5,826,419

Total Investments (90.2%) (Cost $1,397,473,032)		1,527,468,980
Other Assets Less Liabilities (9.8%)		165,800,994

Net Assets (100%)		$1,693,269,974

*	Non-income producing.

†	Securities (totaling $386,508 or 0.0% of net assets) held at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $1,104,562 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$155,887,169	9.2%
Consumer Staples	172,977,208	10.2
Energy	106,360,746	6.3
Exchange Traded Funds	151,329,925	8.9
Financials	296,453,464	17.5
Health Care	181,955,098	10.8
Industrials	171,330,777	10.1
Information Technology	90,905,821	5.4
Investment Company	5,826,419	0.3
Materials	112,822,791	6.7
Telecommunication Services	47,874,127	2.8
Utilities	33,745,435	2.0
Cash and Other	165,800,994	9.8

		100.0%

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,992,618	$519,392	$73,280	$3,574,933	$116,681	$(51)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
EURO Stoxx 50 Index	1,890	December-15	$67,020,279	$65,278,396	$(1,741,883)
FTSE 100 Index	447	December-15	40,876,339	40,697,051	(179,288)
SPI 200 Index	184	December-15	16,152,130	16,166,300	14,170
TOPIX Index	347	December-15	41,706,115	40,827,783	(878,332)

					$(2,785,333)

At September 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/18/15	Citibank N.A.	2,456	$1,716,629	$1,741,397	$(24,768)
British Pound vs. U.S. Dollar, expiring 12/18/15	Barclays Bank plc	3,063	4,632,129	4,718,522	(86,393)
European Union Euro vs. U.S. Dollar, expiring 12/18/15	Barclays Bank plc	6,671	7,464,140	7,567,684	(103,544)
European Union Euro vs. U.S. Dollar, expiring 12/18/15	Goldman Sachs & Co.	575	643,044	648,603	(5,559)
Hong Kong Dollar vs. U.S. Dollar, expiring 10/5/15	Credit Suisse	339	43,732	43,732	— #
Japanese Yen vs. U.S. Dollar, expiring 10/5/15	Citibank N.A.	8,363	69,710	69,645	65
Japanese Yen vs. U.S. Dollar, expiring 12/18/15	Barclays Bank plc	561,031	4,683,350	4,696,906	(13,556)
Japanese Yen vs. U.S. Dollar, expiring 12/18/15	Goldman Sachs & Co.	73,941	617,240	613,720	3,520

					$(230,235)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 12/18/15	Barclays Bank plc	588	$658,141	$658,147	$(6)
Japanese Yen vs. U.S. Dollar, expiring 12/18/15	Goldman Sachs & Co.	72,117	600,823	602,018	(1,195)

					$(1,201)

					$(231,436)

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)	Total
Assets:
Common Stocks
Consumer Discretionary	$6,132,076	$149,755,093	$—	$155,887,169
Consumer Staples	17,082,333	155,894,875	—	172,977,208
Energy	54,602,779	51,382,543	375,424	106,360,746
Financials	28,480,008	267,962,372	11,084	296,453,464
Health Care	29,068,708	152,886,390	—	181,955,098
Industrials	35,077,127	136,253,650	—	171,330,777
Information Technology	25,445,047	65,460,774	—	90,905,821
Materials	11,877,282	100,945,509	—	112,822,791
Telecommunication Services	1,523,982	46,350,145	—	47,874,127
Utilities	—	33,745,435	—	33,745,435
Forward Currency Contracts	—	3,585	—	3,585
Futures	14,170	—	—	14,170
Investment Companies
Exchange Traded Funds (ETFs)	151,329,925	—	—	151,329,925
Short-Term Investments	5,826,419	—	—	5,826,419

Total Assets	$366,459,856	$1,160,640,371	$386,508	$1,527,486,735

Liabilities:
Forward Currency Contracts	$—	$(235,021)	$—	$(235,021)
Futures	(2,799,503)	—	—	(2,799,503)

Total Liabilities	$(2,799,503)	$(235,021)	$—	$(3,034,524)

Total	$363,660,353	$1,160,405,350	$386,508	$1,524,452,211

(a)	Securities with a market value of $2,701,755 transferred from Level 2 to Level 1 at the end of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.

(b)	A security with a market value of $375,424 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$254,248,885
Aggregate gross unrealized depreciation	(164,837,949)

Net unrealized appreciation	$89,410,936

Federal income tax cost of investments	$1,438,058,044

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.8%)
Abacus Property Group (REIT)	16,300	$36,345
Adelaide Brighton Ltd.	26,648	81,638
AGL Energy Ltd.	46,531	523,080
ALS Ltd.	28,494	92,330
Alumina Ltd.	167,663	132,863
Amcor Ltd.	76,895	714,356
AMP Ltd.	190,257	745,277
Ansell Ltd.	9,337	123,919
APA Group	71,162	428,366
APN News & Media Ltd.*	57,186	19,846
ARB Corp., Ltd.	3,357	32,377
Ardent Leisure Group	20,240	38,304
Aristocrat Leisure Ltd.	35,318	215,267
Arrium Ltd.*	136,198	8,349
Asaleo Care Ltd.	32,244	40,622
Asciano Ltd.	58,789	347,089
ASX Ltd.	11,588	309,085
Aurizon Holdings Ltd.	130,426	461,375
AusNet Services	196,073	188,351
Australia & New Zealand Banking Group Ltd.	180,418	3,456,254
Automotive Holdings Group Ltd.	11,763	32,708
Aveo Group	16,815	31,710
AWE Ltd.*	35,640	15,708
Bank of Queensland Ltd.	23,547	192,536
Beach Energy Ltd.	53,100	17,185
Bendigo & Adelaide Bank Ltd.	27,424	191,439
BHP Billiton Ltd.	207,221	3,268,228
BHP Billiton plc	140,703	2,147,992
BlueScope Steel Ltd.	39,036	98,932
Boral Ltd.	43,486	161,158
Brambles Ltd.	99,274	680,639
Breville Group Ltd.	5,221	21,686
BWP Trust (REIT)	26,350	57,284
Cabcharge Australia Ltd.	7,330	15,470
Caltex Australia Ltd.	17,100	378,413
Cardno Ltd.	6,407	12,997
carsales.com Ltd.	14,419	99,061
Challenger Ltd.	36,965	185,839
Charter Hall Group (REIT)	16,050	49,164
Charter Hall Retail REIT (REIT)	14,347	41,090
CIMIC Group Ltd.	6,002	99,255
Coca-Cola Amatil Ltd.	33,316	211,100
Cochlear Ltd.	3,590	210,675
Commonwealth Bank of Australia	110,794	5,700,718
Computershare Ltd.	32,745	244,168
Corporate Travel Management Ltd.	3,875	26,330
Cover-More Group Ltd.	19,859	31,290
Cromwell Property Group (REIT)	85,018	57,408
Crown Resorts Ltd.	24,532	170,939
CSL Ltd.	31,066	1,957,497
CSR Ltd.	34,360	70,247
Dexus Property Group (REIT)	60,929	306,348
Domino’s Pizza Enterprises Ltd.	3,712	105,120
Downer EDI Ltd.	41,744	98,230
DUET Group	125,524	190,611
DuluxGroup Ltd.	21,933	82,567
Echo Entertainment Group Ltd.	52,781	179,729
Estia Health Ltd.	7,359	35,257
Evolution Mining Ltd.	79,262	71,032
Fairfax Media Ltd.	153,337	95,497
Federation Centres (REIT)	199,282	384,964
FlexiGroup Ltd.	8,527	14,094
Flight Centre Travel Group Ltd.	3,640	92,455
Fortescue Metals Group Ltd.	112,186	144,165
G8 Education Ltd.	27,893	57,271
Genworth Mortgage Insurance Australia Ltd.	17,841	28,895
Goodman Group (REIT)	97,952	403,396
GPT Group (REIT)	110,946	352,811
GrainCorp Ltd., Class A	13,054	83,124
Greencross Ltd.	7,100	32,762
GUD Holdings Ltd.	4,390	26,639
GWA Group Ltd.*	18,054	31,626
Harvey Norman Holdings Ltd.	38,105	104,612
Healthscope Ltd.	61,077	109,527
Iluka Resources Ltd.	27,793	121,578
Incitec Pivot Ltd.	103,113	283,099
Independence Group NL	34,037	60,679
Insurance Australia Group Ltd.	151,065	516,758
Investa Office Fund (REIT)	33,254	92,670
InvoCare Ltd.	6,750	51,558
IOOF Holdings Ltd.	16,411	99,285
IRESS Ltd.	6,640	44,706
Japara Healthcare Ltd.	16,654	32,907
JB Hi-Fi Ltd.	4,960	66,677
Karoon Gas Australia Ltd.*	11,310	13,183
Lend Lease Group	33,990	300,374
Liquefied Natural Gas Ltd.*	32,095	29,209
M2 Group Ltd.	11,246	75,119
Macquarie Atlas Roads Group	41,781	114,992
Macquarie Group Ltd.	21,998	1,195,920
Magellan Financial Group Ltd.	9,442	126,495
Mayne Pharma Group Ltd.*	42,379	30,624
McMillan Shakespeare Ltd.	2,381	20,619
Medibank Pvt Ltd.	176,333	299,909
Mesoblast Ltd.*	7,231	16,099
Metcash Ltd.	73,371	54,455
Mineral Resources Ltd.	9,297	26,984
Mirvac Group (REIT)	307,632	372,460
Monadelphous Group Ltd.	8,615	37,278
Myer Holdings Ltd.	73,647	45,616
National Australia Bank Ltd.	170,614	3,620,532
Navitas Ltd.	20,680	57,789
Newcrest Mining Ltd.*	48,942	442,963
Nine Entertainment Co. Holdings Ltd.	43,128	47,906
Northern Star Resources Ltd.	38,712	73,400
Nufarm Ltd.	11,910	68,232
Oil Search Ltd.	78,051	395,752
Orica Ltd.	23,497	248,891
Origin Energy Ltd.†	71,044	313,688
Orora Ltd.	83,338	136,389
OZ Minerals Ltd.	18,845	44,270
OzForex Group Ltd.	21,095	39,790
Pacific Brands Ltd.*	62,010	31,025
Pact Group Holdings Ltd.	11,437	38,388
Paladin Energy Ltd.*	70,800	8,504
Perpetual Ltd.	2,833	79,149
Platinum Asset Management Ltd.	15,920	76,272
Premier Investments Ltd.	5,965	54,019
Primary Health Care Ltd.	27,634	73,693
Qantas Airways Ltd.*	141,194	369,694
QBE Insurance Group Ltd.	88,417	802,712
Qube Holdings Ltd.	31,841	44,520
Ramsay Health Care Ltd.	13,775	567,037
REA Group Ltd.	6,495	202,685
Recall Holdings Ltd.	21,544	110,759
Regis Healthcare Ltd.	8,255	31,022
Regis Resources Ltd.	24,410	30,941
Retail Food Group Ltd.	7,021	20,548
S2 Resources Ltd.*†	15,349	1,939
SAI Global Ltd.	10,500	33,655
Sandfire Resources NL	5,890	22,363
Santos Ltd.	62,452	175,384

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Scentre Group (REIT)	344,125	$944,552
Seek Ltd.	22,102	187,534
Select Harvests Ltd.	4,555	35,726
Seven Group Holdings Ltd.	6,490	20,000
Seven West Media Ltd.	103,318	53,967
Shopping Centres Australasia Property Group (REIT)	37,627	51,625
Sigma Pharmaceuticals Ltd.	76,540	40,103
Sirtex Medical Ltd.	3,230	74,834
Slater & Gordon Ltd.	20,228	42,208
Sonic Healthcare Ltd.	24,785	318,188
South32 Ltd.*	336,215	324,911
Southern Cross Media Group Ltd.	37,539	23,543
Spark Infrastructure Group	80,689	106,097
Spotless Group Holdings Ltd.	43,610	66,358
Steadfast Group Ltd.	38,427	38,543
Stockland Corp., Ltd. (REIT)	168,362	456,020
Suncorp Group Ltd.	83,576	720,111
Super Retail Group Ltd.	5,904	37,028
Sydney Airport	200,327	839,952
Syrah Resources Ltd.*	12,091	21,072
Tabcorp Holdings Ltd.	50,814	167,092
Tatts Group Ltd.	85,659	226,781
Technology One Ltd.	11,605	31,403
Telstra Corp., Ltd.	783,005	3,091,100
Ten Network Holdings Ltd.*	99,546	12,650
TPG Telecom Ltd.	34,662	264,955
Transfield Services Ltd.*	30,870	23,112
Transpacific Industries Group Ltd.	114,822	54,949
Transurban Group	145,618	1,018,392
Treasury Wine Estates Ltd.	44,774	206,958
Veda Group Ltd.	48,973	92,050
Village Roadshow Ltd.	5,218	25,651
Virgin Australia International Holdings Pty Ltd.*†	96,120	—
Virtus Health Ltd.	4,442	17,011
Vocus Communications Ltd.	8,129	33,612
Wesfarmers Ltd.	71,808	1,985,970
Western Areas Ltd.	22,353	34,035
Westfield Corp. (REIT)	123,228	864,485
Westpac Banking Corp.	203,661	4,281,293
Whitehaven Coal Ltd.*	29,544	18,750
Woodside Petroleum Ltd.	46,479	950,328
Woolworths Ltd.	81,806	1,430,500
WorleyParsons Ltd.	20,131	83,862

		59,215,166

Austria (0.4%)
Erste Group Bank AG*	136,781	3,976,421

Belgium (1.4%)
Anheuser-Busch InBev S.A./N.V.	131,419	13,958,552

Canada (0.0%)
Barrick Gold Corp.	87,914	559,133

Chile (0.0%)
Antofagasta plc	36,150	274,127

China (0.5%)
Alibaba Group Holding Ltd. (ADR)*	82,487	4,864,258

Colombia (0.5%)
Bancolombia S.A. (ADR)	84,290	2,714,138
Cementos Argos S.A.	485,000	1,482,736
Grupo Aval Acciones y Valores S.A. (ADR)	68,676	526,058

		4,722,932

Denmark (1.0%)
Novo Nordisk A/S, Class B	196,873	10,596,547

Finland (0.3%)
Nokia Oyj	395,482	2,709,460

France (14.6%)
Air Liquide S.A.	65,139	7,718,881
Airbus Group SE	62,972	3,740,286
AXA S.A.‡	229,868	5,580,542
BNP Paribas S.A.	123,371	7,264,794
Carrefour S.A.	60,644	1,797,217
Cie de Saint-Gobain	119,949	5,210,547
Cie Generale des Etablissements Michelin	55,201	5,037,197
Danone S.A.	65,704	4,155,384
Engie	176,540	2,858,781
Essilor International S.A.	85,328	10,422,623
Hermes International	1,172	426,694
J.C. Decaux S.A.	60,574	2,195,740
Legrand S.A.	70,239	3,734,327
L’Oreal S.A.	58,180	10,116,744
LVMH Moet Hennessy Louis Vuitton SE	58,202	9,931,711
Orange S.A.	222,521	3,365,210
Pernod-Ricard S.A.	57,252	5,781,068
Safran S.A.	37,975	2,865,325
Sanofi S.A.	129,546	12,341,287
Schneider Electric SE	162,251	9,098,864
Societe Generale S.A.	88,821	3,973,147
Total S.A.	265,124	11,953,141
Unibail-Rodamco SE (REIT)	44,616	11,569,991
Vinci S.A.	56,973	3,622,768
Vivendi S.A.	128,124	3,033,330

		147,795,599

Germany (10.5%)
Allianz SE (Registered)	98,439	15,428,877
BASF SE	100,850	7,695,302
Bayer AG (Registered)	89,389	11,424,656
Bayerische Motoren Werke (BMW) AG	34,963	3,093,615
Daimler AG (Registered)	144,029	10,440,524
Deutsche Bank AG (Registered)	143,508	3,858,024
Deutsche Post AG (Registered)	102,489	2,836,545
Deutsche Telekom AG (Registered)	344,765	6,120,284
E.ON SE	231,055	1,982,197
Fresenius Medical Care AG & Co. KGaA	33,469	2,609,807
Fresenius SE & Co. KGaA	109,310	7,331,548
Linde AG	36,800	5,961,034
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	15,620	2,909,936
SAP SE	203,617	13,173,289
Siemens AG (Registered)	84,491	7,548,702
TUI AG	28,009	517,441
Volkswagen AG (Preference)(q)	31,341	3,427,376

		106,359,157

Ireland (1.2%)
CRH plc	53,343	1,409,395
Experian plc	65,771	1,055,564
James Hardie Industries plc (CDI)	27,487	331,752
Shire plc	138,196	9,432,435

		12,229,146

Italy (2.0%)
Assicurazioni Generali S.p.A.	154,036	2,825,254
Enel S.p.A.	675,971	3,022,540
Eni S.p.A.	302,325	4,756,889
Intesa Sanpaolo S.p.A.	1,535,189	5,421,522

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
UniCredit S.p.A.	619,768	$3,862,566

		19,888,771

Japan (18.3%)
77 Bank Ltd.	14,000	79,744
A&A Material Corp.*	2,000	1,468
A&D Co., Ltd.	1,200	4,078
ABC-Mart, Inc.	1,400	78,228
Accordia Golf Co., Ltd.	4,000	36,212
Accretive Co., Ltd.	1,000	4,313
Achilles Corp.	10,000	12,323
Acom Co., Ltd.*	24,100	123,504
Adastria Co., Ltd.	1,030	61,969
ADEKA Corp.	5,100	65,272
Aderans Co., Ltd.	1,300	10,387
Advan Co., Ltd.	1,400	10,799
Advanex, Inc.	200	2,707
Advantest Corp.	5,600	40,314
Aeon Co., Ltd.	37,199	579,089
Aeon Delight Co., Ltd.	1,400	40,573
Aeon Fantasy Co., Ltd.	400	5,216
AEON Financial Service Co., Ltd.	4,900	97,024
Aeon Hokkaido Corp.	900	3,861
Aeon Mall Co., Ltd.	5,960	91,763
AGORA Hospitality Group Co., Ltd.*	5,000	1,645
Ai Holdings Corp.	2,100	51,976
Aica Kogyo Co., Ltd.	3,700	74,360
Aichi Bank Ltd.	400	22,963
Aichi Corp.	2,100	11,878
Aichi Steel Corp.	6,000	22,766
Aichi Tokei Denki Co., Ltd.	1,000	2,655
Aida Engineering Ltd.	3,300	27,368
Aiful Corp.*	20,300	75,122
Aigan Co., Ltd.*	900	1,918
Ain Pharmaciez, Inc.	1,000	51,096
Aiphone Co., Ltd.	800	11,995
Air Water, Inc.	6,000	90,486
Airport Facilities Co., Ltd.	1,200	5,493
Airtech Japan Ltd.	300	1,545
Aisan Industry Co., Ltd.	1,500	13,817
Aisin Seiki Co., Ltd.	7,600	255,618
Ajinomoto Co., Inc.	25,000	527,972
Akebono Brake Industry Co., Ltd.	5,700	18,137
Akita Bank Ltd.	8,000	25,696
Alconix Corp.	400	5,134
Alfresa Holdings Corp.	8,000	136,962
Alpen Co., Ltd.	700	11,196
Alpha Corp.	300	2,955
Alpha Systems, Inc.	360	5,561
Alpine Electronics, Inc.	2,400	26,374
Alps Electric Co., Ltd.	7,200	204,299
Altech Co., Ltd.	500	747
Altech Corp.	500	9,104
Amada Holdings Co., Ltd.	13,000	99,220
Amano Corp.	3,400	39,419
Amuse, Inc.	300	13,067
ANA Holdings, Inc.	188,000	528,668
Anest Iwata Corp.	2,000	13,114
Anritsu Corp.	5,000	30,449
AOI Pro, Inc.	500	3,679
AOKI Holdings, Inc.	2,200	26,824
Aomori Bank Ltd.	9,000	29,116
Aoyama Trading Co., Ltd.	3,100	109,802
Aozora Bank Ltd.	60,000	208,603
Arakawa Chemical Industries Ltd.	1,000	9,249
Araya Industrial Co., Ltd.	2,000	2,300
Arcland Sakamoto Co., Ltd.	700	15,129
Arcs Co., Ltd.	1,500	28,352
Argo Graphics, Inc.	400	5,816
Ariake Japan Co., Ltd.	1,100	43,240
Arisawa Manufacturing Co., Ltd.	2,000	11,886
Arrk Corp.*	4,200	3,758
As One Corp.	800	24,555
Asahi Co., Ltd.	500	5,474
Asahi Diamond Industrial Co., Ltd.	4,000	36,317
Asahi Glass Co., Ltd.	48,000	281,737
Asahi Group Holdings Ltd.	19,600	637,854
Asahi Kasei Corp.	56,000	395,321
Asahi Kogyosha Co., Ltd.	1,000	3,425
Asahi Net, Inc.	1,000	4,321
Asahi Organic Chemicals Industry Co., Ltd.	4,000	7,360
Asanuma Corp.	4,000	11,119
Asatsu-DK, Inc.	2,000	45,070
Ashimori Industry Co., Ltd.	3,000	4,592
Asics Corp.	9,200	220,145
ASKA Pharmaceutical Co., Ltd.	1,000	10,918
ASKUL Corp.	900	34,259
Astellas Pharma, Inc.	110,800	1,438,415
Asunaro Aoki Construction Co., Ltd.	500	3,097
Atsugi Co., Ltd.	11,000	9,951
Autobacs Seven Co., Ltd.	4,500	74,837
Avex Group Holdings, Inc.	2,300	26,193
Awa Bank Ltd.	10,000	57,824
Axell Corp.	400	4,830
Axial Retailing, Inc.	700	23,081
Azbil Corp.	2,300	58,169
Azuma Shipping Co., Ltd.	600	1,369
Bandai Namco Holdings, Inc.	10,700	249,213
Bando Chemical Industries Ltd.	4,000	15,567
Bank of Iwate Ltd.	800	36,345
Bank of Kyoto Ltd.	16,000	163,335
Bank of Nagoya Ltd.	11,000	42,362
Bank of Okinawa Ltd.	900	37,175
Bank of Saga Ltd.	7,000	16,022
Bank of the Ryukyus Ltd.	2,500	36,871
Bank of Yokohama Ltd.	60,000	365,548
Belc Co., Ltd.	600	20,607
Belluna Co., Ltd.	3,000	16,533
Benesse Holdings, Inc.	2,400	64,336
Best Denki Co., Ltd.	3,500	3,623
Bic Camera, Inc.	3,000	26,100
BML, Inc.	700	19,551
Bookoff Corp.	700	5,283
BP Castrol KK	500	4,984
Bridgestone Corp.	30,100	1,046,456
Brother Industries Ltd.	9,700	117,279
Bunka Shutter Co., Ltd.	3,000	21,623
CAC Holdings Corp.	700	5,445
Calbee, Inc.	4,200	136,517
Calsonic Kansei Corp.	6,000	45,263
Can Do Co., Ltd.	1,000	12,735
Canare Electric Co., Ltd.	100	1,622
Canon Electronics, Inc.	1,100	17,830
Canon Marketing Japan, Inc.	4,000	59,413
Canon, Inc.	37,200	1,077,724
Capcom Co., Ltd.	2,600	51,350
Carlit Holdings Co., Ltd.	1,000	4,055
Casio Computer Co., Ltd.	8,700	158,718
Cawachi Ltd.	800	13,160
Central Glass Co., Ltd.	12,000	52,744
Central Japan Railway Co.	8,200	1,326,148
Central Security Patrols Co., Ltd.	500	6,111
Central Sports Co., Ltd.	400	7,732

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Century Tokyo Leasing Corp.	2,800	$81,204
Chiba Bank Ltd.	31,000	220,634
Chiba Kogyo Bank Ltd.	2,300	12,850
Chino Corp.	400	3,531
Chiyoda Co., Ltd.	1,600	51,469
Chiyoda Corp.	9,000	61,469
Chiyoda Integre Co., Ltd.	400	8,595
Chofu Seisakusho Co., Ltd.	1,200	23,526
Chori Co., Ltd.	800	11,679
Chubu Electric Power Co., Inc.	29,200	431,783
Chubu Shiryo Co., Ltd.	1,200	10,555
Chudenko Corp.	2,000	38,997
Chuetsu Pulp & Paper Co., Ltd.	4,000	6,285
Chugai Pharmaceutical Co., Ltd.	10,600	326,248
Chugai Ro Co., Ltd.	4,000	7,391
Chugoku Bank Ltd.	8,000	119,143
Chugoku Electric Power Co., Inc.	11,600	160,186
Chugoku Marine Paints Ltd.	3,000	19,079
Chugokukogyo Co., Ltd.	100	599
Chukyo Bank Ltd.	5,000	10,287
Chuo Spring Co., Ltd.	1,000	2,375
Citizen Holdings Co., Ltd.	15,500	107,220
CKD Corp.	3,400	28,149
Clarion Co., Ltd.	6,000	19,037
Cleanup Corp.	1,200	8,839
CMIC Holdings Co., Ltd.	400	5,699
CMK Corp.	2,400	4,436
Coca-Cola Central Japan Co., Ltd.	2,764	44,748
Coca-Cola West Co., Ltd.	4,200	81,935
Cocokara fine, Inc.	1,100	40,807
COLOPL, Inc.	1,700	27,412
Colowide Co., Ltd.	4,000	56,302
Computer Engineering & Consulting Ltd.	800	6,265
Computer Institute of Japan Ltd.	1,200	4,944
COMSYS Holdings Corp.	3,400	40,612
CONEXIO Corp.	1,000	9,689
Core Corp.	400	2,689
Corona Corp.	500	4,548
Cosel Co., Ltd.	1,800	17,514
Cosmo Oil Co., Ltd.*†	15,000	20,506
Cosmos Pharmaceutical Corp.	900	106,248
Create Medic Co., Ltd.	300	2,312
Create SD Holdings Co., Ltd.	500	27,622
Credit Saison Co., Ltd.	7,300	132,857
Cresco Ltd.	300	4,267
CTI Engineering Co., Ltd.	700	7,111
CyberAgent, Inc.	2,300	90,101
Cybernet Systems Co., Ltd.	1,000	3,352
Cybozu, Inc.	2,000	5,132
Dai Nippon Printing Co., Ltd.	25,000	243,102
Dai Nippon Toryo Co., Ltd.	7,000	9,426
Daibiru Corp.	3,600	28,085
Daicel Corp.	13,000	159,915
Dai-Dan Co., Ltd.	1,000	6,762
Daido Kogyo Co., Ltd.	2,000	3,316
Daido Metal Co., Ltd.	1,000	8,350
Daido Steel Co., Ltd.	20,000	63,582
Daidoh Ltd.	1,600	6,522
Daifuku Co., Ltd.	5,000	68,839
Daihatsu Motor Co., Ltd.	9,000	104,464
Daihen Corp.	6,000	28,552
Daiho Corp.	4,000	16,872
Daiichi Chuo KK*	8,000	67
Daiichi Jitsugyo Co., Ltd.	2,000	9,654
Dai-ichi Life Insurance Co., Ltd.	58,600	937,150
Daiichi Sankyo Co., Ltd.	32,400	565,752
Daiken Corp.	5,000	15,199
Daiken Medical Co., Ltd.	400	3,317
Daiki Aluminium Industry Co., Ltd.	2,000	5,264
Daikin Industries Ltd.	13,500	759,046
Daikoku Denki Co., Ltd.	500	6,753
Daikyo, Inc.	10,000	17,003
Dainichi Co., Ltd.	600	3,596
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	17,082
Daio Paper Corp.	5,000	41,390
Daiohs Corp.	200	2,081
Daisan Bank Ltd.	7,000	10,472
Daiseki Co., Ltd.	1,900	32,502
Daishi Bank Ltd.	16,000	75,482
Daiso Co., Ltd.	5,000	17,232
Daisue Construction Co., Ltd.	400	2,498
Daisyo Corp.	600	7,027
Daito Bank Ltd.	7,000	9,536
Daito Electron Co., Ltd.	500	3,606
Daito Trust Construction Co., Ltd.	3,600	366,196
Daito Woolen Spinning & Weaving Co., Ltd.*	1,000	540
Daiwa House Industry Co., Ltd.	30,500	757,051
Daiwa Industries Ltd.	1,000	6,866
Daiwa Securities Group, Inc.	88,000	570,312
Daiwabo Holdings Co., Ltd.	14,100	24,766
Daiyu Eight Co., Ltd.	100	633
Danto Holdings Corp.*	1,000	1,728
DC Co., Ltd.	1,300	4,029
DCM Holdings Co., Ltd.	5,800	42,622
DeNA Co., Ltd.	4,000	74,681
Denki Kagaku Kogyo KK	22,000	86,994
Denki Kogyo Co., Ltd.	3,000	13,595
Denso Corp.	21,900	928,443
Dentsu, Inc.	88,700	4,547,333
Denyo Co., Ltd.	1,100	17,535
Descente Ltd.	3,000	42,629
DIC Corp.	40,000	89,858
Dijet Industrial Co., Ltd.	1,000	1,338
Disco Corp.	1,300	91,494
DKS Co., Ltd.	2,000	5,828
DMG Mori Co., Ltd.	6,800	86,879
Don Quijote Holdings Co., Ltd.	6,800	257,299
Doshisha Co., Ltd.	1,000	18,368
Doutor Nichires Holdings Co., Ltd.	2,100	32,264
Dowa Holdings Co., Ltd.	9,000	68,329
Dr. Ci:Labo Co., Ltd.	2,000	37,761
DTS Corp.	1,100	26,047
Dunlop Sports Co., Ltd.	1,000	9,412
Duskin Co., Ltd.	3,600	65,450
Dydo Drinco, Inc.	500	21,326
Dynic Corp.	2,000	2,670
Eagle Industry Co., Ltd.	1,000	17,926
Earth Chemical Co., Ltd.	900	34,339
East Japan Railway Co.	16,800	1,421,685
Ebara Corp.	17,000	62,767
Ebara Jitsugyo Co., Ltd.	300	3,527
Echo Trading Co., Ltd.	300	1,599
Econach Holdings Co., Ltd.*	3,000	1,634
Eco’s Co., Ltd.	400	4,003
EDION Corp.	4,400	30,259
Ehime Bank Ltd.	7,000	14,530
Eighteenth Bank Ltd.	7,000	21,703
Eiken Chemical Co., Ltd.	1,000	17,126
Eisai Co., Ltd.	12,800	759,218
Eizo Corp.	1,000	23,391

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Electric Power Development Co., Ltd.	7,000	$214,728
Elematec Corp.	900	20,392
Enplas Corp.	600	20,838
Enshu Ltd.*	2,000	1,512
EPS Holdings, Inc.	2,000	19,573
ESPEC Corp.	1,200	11,691
Euglena Co., Ltd.*	3,600	53,360
Excel Co., Ltd.	600	7,577
Exedy Corp.	1,500	33,398
Ezaki Glico Co., Ltd.	2,500	115,714
Faith, Inc.	400	4,773
Falco Holdings Co., Ltd.	600	7,522
FamilyMart Co., Ltd.	3,200	146,454
Fancl Corp.	2,500	35,972
FANUC Corp.	50,000	7,708,460
Fast Retailing Co., Ltd.	2,000	812,080
FCC Co., Ltd.	1,800	28,950
Feed One Holdings Co., Ltd.	7,520	9,081
Felissimo Corp.*	300	2,513
FIDEA Holdings Co., Ltd.	7,000	14,002
Financial Products Group Co., Ltd.	4,600	33,360
First Baking Co., Ltd.*	1,000	940
Foster Electric Co., Ltd.	1,100	22,197
FP Corp.	1,200	44,496
France Bed Holdings Co., Ltd.	1,600	11,367
F-Tech, Inc.	400	3,448
Fudo Tetra Corp.	9,800	13,127
Fuji Co., Ltd.	1,300	31,178
Fuji Corp., Ltd.	1,200	6,757
Fuji Electric Co., Ltd.	30,000	109,210
Fuji Heavy Industries Ltd.	31,100	1,125,406
Fuji Kiko Co., Ltd.	1,000	3,971
Fuji Kosan Co., Ltd.	400	1,626
Fuji Kyuko Co., Ltd.	3,000	28,161
Fuji Media Holdings, Inc.	7,700	89,981
Fuji Oil Co., Ltd. (Osaka Securities Exchange)	3,300	9,667
Fuji Oil Co., Ltd. (Tokyo Stock Exchange)	3,300	42,962
Fuji Seal International, Inc.	1,200	34,663
Fuji Soft, Inc.	1,600	28,105
Fujibo Holdings, Inc.	5,000	9,380
Fujicco Co., Ltd.	1,000	20,327
Fujifilm Holdings Corp.	22,670	850,597
Fujikura Kasei Co., Ltd.	1,600	7,127
Fujikura Ltd.	18,000	74,747
Fujikura Rubber Ltd.	800	3,557
Fujimi, Inc.	1,100	14,919
Fujimori Kogyo Co., Ltd.	900	22,221
Fujita Kanko, Inc.	3,000	10,345
Fujitec Co., Ltd.	3,000	26,209
Fujitsu General Ltd.	2,000	21,819
Fujitsu Ltd.	91,000	396,842
Fujiya Co., Ltd.*	7,000	11,158
FuKoKu Co., Ltd.	500	4,035
Fukuda Corp.	1,000	9,527
Fukui Bank Ltd.	10,000	20,624
Fukui Computer Holdings, Inc.	400	2,764
Fukuoka Financial Group, Inc.	37,000	176,570
Fukushima Bank Ltd.	15,000	11,280
Fukushima Industries Corp.	600	12,182
Fukuyama Transporting Co., Ltd.	8,000	43,126
FULLCASTHoldings Co., Ltd.	1,000	6,701
Funai Electric Co., Ltd.	1,100	10,202
Funai Soken Holdings, Inc.	1,300	18,625
Furukawa Co., Ltd.	21,000	44,561
Furukawa Electric Co., Ltd.	31,000	48,859
Furusato Industries Ltd.	700	11,327
Fuso Pharmaceutical Industries Ltd.	4,000	9,178
Futaba Corp.	2,100	27,286
Futaba Industrial Co., Ltd.	3,500	12,657
Future Architect, Inc.	1,000	5,682
Fuyo General Lease Co., Ltd.	1,100	42,411
G-7 Holdings, Inc.	300	4,553
Gakken Holdings Co., Ltd.	5,000	9,685
Gakujo Co., Ltd.	400	3,559
Gecoss Corp.	800	6,920
Genki Sushi Co., Ltd.	300	4,877
Geo Holdings Corp.	2,000	31,985
GLOBERIDE, Inc.	500	5,896
Glory Ltd.	3,400	80,478
GMO Internet, Inc.	3,400	44,201
Godo Steel Ltd.	7,000	10,924
Goldcrest Co., Ltd.	1,100	20,534
Goldwin, Inc.	400	17,995
Gree, Inc.	5,100	22,911
GS Yuasa Corp.	14,000	53,036
GSI Creos Corp.	3,000	2,711
Gulliver International Co., Ltd.	3,300	30,392
Gun-Ei Chemical Industry Co., Ltd.	3,000	6,917
Gunma Bank Ltd.	22,000	140,691
Gunze Ltd.	8,000	24,249
Gurunavi, Inc.	2,000	33,124
H2O Retailing Corp.	4,760	90,491
Hachijuni Bank Ltd.	10,000	70,725
Hakudo Co., Ltd.	400	4,264
Hakuhodo DY Holdings, Inc.	10,600	101,083
Hakuto Co., Ltd.	700	7,381
Hakuyosha Co., Ltd.	1,000	2,197
Hamakyorex Co., Ltd.	600	10,851
Hamamatsu Photonics KK	6,000	135,793
Hankyu Hanshin Holdings, Inc.	55,000	336,125
Hanwa Co., Ltd.	11,000	40,588
Happinet Corp.	600	5,869
Hard Off Corp. Co., Ltd.	500	6,594
Harima Chemicals, Inc.	1,100	4,140
Haruyama Trading Co., Ltd.	500	2,966
Haseko Corp.	13,700	155,881
Hayashikane Sangyo Co., Ltd.*	4,000	4,377
Hazama Ando Corp.	7,520	48,178
Heiwa Corp.	4,220	72,596
Heiwa Real Estate Co., Ltd.	1,800	19,325
Heiwado Co., Ltd.	2,400	52,877
Helios Techno Holding Co., Ltd.	1,100	3,667
Hibiya Engineering Ltd.	1,800	20,098
Hiday Hidaka Corp.	864	21,964
Higashi-Nippon Bank Ltd.	6,000	19,678
Higo Bank Ltd.†	9,000	65,185
Hikari Tsushin, Inc.	900	63,027
Hino Motors Ltd.	12,000	122,577
Hioki EE Corp.	500	8,870
Hirakawa Hewtech Corp.	200	2,103
Hirose Electric Co., Ltd.	1,575	171,999
Hiroshima Bank Ltd.	29,000	168,060
HIS Co., Ltd.	2,600	85,190
Hisaka Works Ltd.	1,000	7,504
Hisamitsu Pharmaceutical Co., Inc.	2,600	86,888
Hitachi Capital Corp.	1,200	29,360
Hitachi Chemical Co., Ltd.	4,600	63,601
Hitachi Construction Machinery Co., Ltd.	4,200	56,310
Hitachi High-Technologies Corp.	1,800	39,095
Hitachi Koki Co., Ltd.	3,300	23,027

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi Kokusai Electric, Inc.	2,000	$21,217
Hitachi Ltd.	223,640	1,130,300
Hitachi Metals Ltd.	9,400	109,571
Hitachi Transport System Ltd.	2,100	34,733
Hitachi Zosen Corp.	5,100	26,533
Hochiki Corp.	1,000	9,563
Hodogaya Chemical Co., Ltd.	2,000	2,656
Hogy Medical Co., Ltd.	600	27,497
Hokkaido Electric Power Co., Inc.*	7,100	69,278
Hokkaido Gas Co., Ltd.	2,000	4,622
Hokkan Holdings Ltd.	3,000	7,073
Hokko Chemical Industry Co., Ltd.	1,000	3,605
Hokkoku Bank Ltd.	14,000	56,940
Hokuetsu Bank Ltd.	13,000	26,549
Hokuetsu Kishu Paper Co., Ltd.	8,000	43,555
Hokuhoku Financial Group, Inc.	68,000	156,514
Hokuriku Electric Industry Co., Ltd.	4,000	4,656
Hokuriku Electric Power Co.	7,800	105,141
Hokushin Co., Ltd.	800	876
Hokuto Corp.	1,400	25,355
Honda Motor Co., Ltd.	83,100	2,477,934
Honeys Co., Ltd.	1,080	9,115
Hoosiers Holdings Co., Ltd.	2,000	7,466
Horiba Ltd.	2,100	76,842
Hoshizaki Electric Co., Ltd.	1,500	105,213
Hosiden Corp.	3,000	15,938
Hosokawa Micron Corp.	2,000	9,613
House Foods Group, Inc.	3,600	61,160
House of Rose Co., Ltd.	100	1,173
Howa Machinery Ltd.	600	3,423
Hoya Corp.	21,800	716,341
Hulic Co., Ltd.	14,800	134,158
Hurxley Corp.	300	3,241
Hyakugo Bank Ltd.	11,000	53,190
Hyakujushi Bank Ltd.	14,000	50,632
Ibiden Co., Ltd.	4,300	56,585
IBJ Leasing Co., Ltd.	1,700	33,228
Ichibanya Co., Ltd.	400	18,212
Ichiken Co., Ltd.	1,000	3,521
Ichikoh Industries Ltd.	2,000	3,218
Ichinen Holdings Co., Ltd.	1,300	11,259
Ichiyoshi Securities Co., Ltd.	2,700	23,494
Icom, Inc.	600	12,469
Idec Corp.	1,400	10,838
Idemitsu Kosan Co., Ltd.	3,200	49,084
Ihara Chemical Industry Co., Ltd.	2,000	20,743
IHI Corp.	66,000	169,935
Iida Group Holdings Co., Ltd.	5,976	93,601
Iino Kaiun Kaisha Ltd.	5,900	26,806
Ikegami Tsushinki Co., Ltd.	3,000	3,392
Ikyu Corp.	1,000	21,923
Imasen Electric Industrial Co., Ltd.	800	6,896
Impress Holdings, Inc.	1,000	1,300
Inaba Denki Sangyo Co., Ltd.	1,400	42,431
Inaba Seisakusho Co., Ltd.	600	6,201
Inabata & Co., Ltd.	3,200	33,513
Inageya Co., Ltd.	1,000	10,203
INES Corp.	1,600	14,558
I-Net Corp.	500	5,229
Information Services International-Dentsu Ltd.	700	9,706
INPEX Corp.	52,000	464,576
Intage Holdings, Inc.	600	8,560
Internet Initiative Japan, Inc.	700	12,576
Inui Global Logistics Co., Ltd.	490	3,341
I’rom Group Co., Ltd.*	300	3,874
Iseki & Co., Ltd.	13,000	18,821
Isetan Mitsukoshi Holdings Ltd.	16,800	253,311
Ishihara Sangyo Kaisha Ltd.*	21,000	18,233
Ishii Iron Works Co., Ltd.	1,000	1,558
Ishikawa Seisakusho Ltd.*	2,000	1,529
Ishizuka Glass Co., Ltd.*	1,000	1,718
Isuzu Motors Ltd.	28,400	286,177
IT Holdings Corp.	4,000	90,823
Itfor, Inc.	1,300	5,263
Ito En Ltd.	3,000	62,921
ITOCHU Corp.	76,600	812,480
Itochu Enex, Co., Ltd.	2,700	20,506
Itochu Techno-Solutions Corp.	2,400	51,288
Itochu-Shokuhin Co., Ltd.	300	9,880
Itoham Foods, Inc.	7,000	38,122
Itoki Corp.	2,600	16,539
IwaiCosmo Holdings, Inc.	1,100	12,527
Iwaki & Co., Ltd.	1,000	1,922
Iwasaki Electric Co., Ltd.	4,000	8,039
Iwatani Corp.	13,000	74,133
Iwatsu Electric Co., Ltd.*	5,000	3,280
Iyo Bank Ltd.	10,000	115,297
Izumi Co., Ltd.	1,700	69,116
Izutsuya Co., Ltd.*	6,000	3,278
J. Front Retailing Co., Ltd.	9,500	155,040
Jaccs Co., Ltd.	8,000	30,254
Jafco Co., Ltd.	1,600	63,529
Jalux, Inc.	300	5,696
Janome Sewing Machine Co., Ltd.*	1,200	8,331
Japan Airlines Co., Ltd.	18,000	635,442
Japan Airport Terminal Co., Ltd.	1,600	69,132
Japan Asia Investment Co., Ltd.*	800	2,344
Japan Aviation Electronics Industry Ltd.	2,000	30,074
Japan Cash Machine Co., Ltd.	1,100	11,829
Japan Digital Laboratory Co., Ltd.	1,000	13,811
Japan Display, Inc.*	17,300	49,876
Japan Drilling Co., Ltd.	300	6,430
Japan Electronic Materials Corp.	500	2,648
Japan Exchange Group, Inc.	25,400	372,631
Japan Foods Co., Ltd.	100	911
Japan Foundation Engineering Co., Ltd.	1,700	8,219
Japan Medical Dynamic Marketing, Inc.	1,000	5,183
Japan Oil Transportation Co., Ltd.	1,000	1,890
Japan Petroleum Exploration Co., Ltd.	1,700	44,942
Japan Pulp & Paper Co., Ltd.	6,000	16,176
Japan Radio Co., Ltd.	3,000	9,756
Japan Securities Finance Co., Ltd.	5,546	28,437
Japan Steel Works Ltd.	16,000	50,860
Japan Tobacco, Inc.	189,064	5,881,370
Japan Transcity Corp.	2,000	6,822
Japan Wool Textile Co., Ltd.	4,000	33,715
Jastec Co., Ltd.	700	6,072
JBCC Holdings, Inc.	1,000	6,163
JCU Corp.	200	6,680
Jeans Mate Corp.*	300	601
Jeol Ltd.	4,000	22,956
JFE Holdings, Inc.	25,544	335,884
JGC Corp.	11,000	146,282
JK Holdings Co., Ltd.	1,100	4,314
JMS Co., Ltd.	1,000	2,322
Joban Kosan Co., Ltd.	3,000	3,781
J-Oil Mills, Inc.	5,000	14,399
Joshin Denki Co., Ltd.	2,000	15,588

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Joyo Bank Ltd.	28,000	$147,948
JSP Corp.	800	12,537
JSR Corp.	8,100	117,021
JTEKT Corp.	10,500	147,337
Juki Corp.	1,400	15,035
Juroku Bank Ltd.	15,000	65,863
JVC Kenwood Corp.	5,800	13,025
JX Holdings, Inc.	99,900	361,656
K&O Energy Group, Inc.	500	6,098
K.R.S. Corp.	300	6,121
kabu.com Securities Co., Ltd.	9,800	31,927
Kadokawa Dwango*	1,484	19,770
Kaga Electronics Co., Ltd.	1,200	15,339
Kagome Co., Ltd.	2,200	35,389
Kagoshima Bank Ltd.†	7,000	62,534
Kajima Corp.	45,000	239,574
Kakaku.com, Inc.	8,000	130,068
Kaken Pharmaceutical Co., Ltd.	2,500	232,983
Kamei Corp.	1,000	9,424
Kamigumi Co., Ltd.	11,000	90,287
Kanaden Corp.	1,000	7,474
Kanagawa Chuo Kotsu Co., Ltd.	1,000	5,539
Kanamoto Co., Ltd.	1,000	18,002
Kandenko Co., Ltd.	6,000	38,896
Kaneka Corp.	13,000	96,103
Kanematsu Corp.	27,000	37,993
Kanematsu Electronics Ltd.	700	10,232
Kanematsu-NNK Corp.*	1,000	1,259
Kansai Electric Power Co., Inc.*	39,000	436,572
Kansai Paint Co., Ltd.	12,000	164,075
Kansai Urban Banking Corp.	1,700	19,758
Kanto Denka Kogyo Co., Ltd.	2,000	12,813
Kao Corp.	26,000	1,181,266
Kappa Create Holdings Co., Ltd.*	1,800	18,564
Kasai Kogyo Co., Ltd.	1,000	11,205
Katakura Chikkarin Co., Ltd.	275	580
Katakura Industries Co., Ltd.	1,400	15,004
Kato Sangyo Co., Ltd.	1,700	36,910
Kato Works Co., Ltd.	2,000	8,089
KAWADA Technologies, Inc.	200	7,094
Kawai Musical Instruments Manufacturing Co., Ltd.	400	6,877
Kawasaki Heavy Industries Ltd.	67,000	231,948
Kawasaki Kisen Kaisha Ltd.	39,000	85,962
KDDI Corp.	92,500	2,071,476
Keihan Electric Railway Co., Ltd.	16,000	107,032
Keihanshin Building Co., Ltd.	1,400	8,010
Keihin Co., Ltd.	2,000	2,948
Keihin Corp.	2,500	35,526
Keikyu Corp.	21,000	167,525
Keio Corp.	23,000	163,783
Keisei Electric Railway Co., Ltd.	12,000	132,046
Keiyo Bank Ltd.	5,000	26,702
Keiyo Co., Ltd.	2,200	9,428
Kenedix, Inc.	16,500	55,166
Kewpie Corp.	5,100	101,929
Key Coffee, Inc.	1,200	20,378
Keyence Corp.	2,290	1,025,319
Kikkoman Corp.	9,000	248,374
Kimoto Co., Ltd.	2,200	4,716
Kimura Chemical Plants Co., Ltd.	1,100	4,444
Kimura Unity Co., Ltd.	200	2,185
Kinden Corp.	5,000	63,583
King Jim Co., Ltd.	1,000	6,816
Kinki Sharyo Co., Ltd.*	1,000	2,975
Kintetsu Department Store Co., Ltd.*	11,000	29,033
Kintetsu Group Holdings Co., Ltd.	78,000	281,069
Kintetsu World Express, Inc.	2,200	38,978
Kinugawa Rubber Industrial Co., Ltd.	3,000	14,959
Kirin Holdings Co., Ltd.	42,000	553,243
Kirindo Holdings Co., Ltd.	500	5,031
Kisoji Co., Ltd.	1,400	23,203
Kissei Pharmaceutical Co., Ltd.	2,600	59,586
Kitagawa Iron Works Co., Ltd.	5,000	11,415
Kita-Nippon Bank Ltd.	300	8,254
Kitano Construction Corp.	3,000	7,928
Kitazawa Sangyo Co., Ltd.	1,000	1,713
Kitz Corp.	5,100	22,745
KNT-CT Holdings Co., Ltd.*	4,000	8,202
Koa Corp.	1,500	13,093
Koatsu Gas Kogyo Co., Ltd.	1,000	5,429
Kobayashi Pharmaceutical Co., Ltd.	1,300	98,099
Kobayashi Yoko Co., Ltd.	300	628
Kobe Steel Ltd.	161,000	175,265
Koei Tecmo Holdings Co., Ltd.	2,880	36,940
Kohnan Shoji Co., Ltd.	1,100	13,954
Kohsoku Corp.	700	5,161
Koito Manufacturing Co., Ltd.	5,300	173,830
Kojima Co., Ltd.	1,500	3,801
Kokuyo Co., Ltd.	6,400	68,289
KOMAIHALTEC, Inc.	2,000	3,434
Komatsu Ltd.	82,090	1,208,191
Komatsu Seiren Co., Ltd.	2,000	10,615
Komatsu Wall Industry Co., Ltd.	400	6,844
Komeri Co., Ltd.	1,600	34,621
Komori Corp.	3,400	35,151
Konaka Co., Ltd.	1,400	7,241
Konami Corp.	4,600	99,879
Konica Minolta, Inc.	21,000	221,680
Konishi Co., Ltd.	1,000	17,317
Kosaido Co., Ltd.	900	2,940
Kose Corp.	1,200	109,919
Kosei Securities Co., Ltd.	2,000	3,033
Kourakuen Corp.	700	8,735
Krosaki Harima Corp.	2,000	3,772
K’s Holdings Corp.	1,700	53,524
Kubota Corp.	50,000	688,557
Kumagai Gumi Co., Ltd.	10,000	31,390
Kumiai Chemical Industry Co., Ltd.	2,000	14,231
Kura Corp.	600	19,071
Kurabo Industries Ltd.	12,000	21,445
Kuraray Co., Ltd.	14,900	186,100
Kuraudia Co., Ltd.	200	884
Kureha Corp.	8,000	28,804
Kurimoto Ltd.	6,000	9,332
Kurita Water Industries Ltd.	5,000	106,342
Kuroda Electric Co., Ltd.	1,600	29,711
KYB Co., Ltd.	7,000	18,565
Kyocera Corp.	15,200	697,490
Kyodo Printing Co., Ltd.	3,000	8,282
Kyoei Sangyo Co., Ltd.	1,000	1,439
Kyoei Steel Ltd.	1,300	20,458
Kyoei Tanker Co., Ltd.	1,000	1,412
Kyokuto Boeki Kaisha Ltd.	1,000	1,859
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	23,069
Kyokuto Securities Co., Ltd.	1,600	21,366
Kyokuyo Co., Ltd.	5,000	10,981
KYORIN Holdings, Inc.	3,000	46,078
Kyoritsu Maintenance Co., Ltd.	600	38,812
Kyoritsu Printing Co., Ltd.	1,000	2,568
Kyosan Electric Manufacturing Co., Ltd.	2,000	5,340
Kyoto Kimono Yuzen Co., Ltd.	700	5,846

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Kyowa Electronic Instruments Co., Ltd.	1,000	$3,469
Kyowa Exeo Corp.	4,900	47,493
Kyowa Hakko Kirin Co., Ltd.	10,000	149,335
Kyowa Leather Cloth Co., Ltd.	700	6,114
Kyudenko Corp.	2,000	33,422
Kyushu Electric Power Co., Inc.*	19,200	209,420
Land Business Co., Ltd.	1,000	3,057
LAND Co., Ltd.*	1,300	164
Lawson, Inc.	3,800	281,010
LEC, Inc.	300	3,372
Leopalace21 Corp.*	7,300	34,214
Life Corp.	700	20,098
Lintec Corp.	2,600	54,818
Lion Corp.	12,000	105,797
LIXIL Group Corp.	57,640	1,172,287
Look, Inc.	2,000	2,958
M3, Inc.	8,300	165,581
Mabuchi Motor Co., Ltd.	2,400	104,864
Macnica Fuji Electronics Holdings, Inc.*	1,850	22,066
Maeda Corp.	8,000	58,577
Maeda Road Construction Co., Ltd.	4,000	70,181
Maezawa Industries, Inc.	900	2,879
Maezawa Kasei Industries Co., Ltd.	900	7,796
Maezawa Kyuso Industries Co., Ltd.	400	5,120
Makino Milling Machine Co., Ltd.	6,000	37,728
Makita Corp.	5,300	282,703
Mandom Corp.	1,300	42,625
Marche Corp.	300	2,094
Mars Engineering Corp.	600	10,115
Marubeni Construction Material Lease Co., Ltd.	1,000	1,882
Marubeni Corp.	81,400	399,626
Marubun Corp.	900	6,478
Marudai Food Co., Ltd.	6,000	23,646
Maruei Department Store Co., Ltd.*	2,000	1,789
Maruha Nichiro Corp.	2,700	38,911
Marui Group Co., Ltd.	10,400	125,804
Maruichi Steel Tube Ltd.	2,800	63,486
Maruka Machinery Co., Ltd.	400	5,830
Marusan Securities Co., Ltd.	3,900	39,653
Maruwa Co., Ltd.	300	6,161
Maruwn Corp.	600	1,262
Maruyama Manufacturing Co., Inc.	2,000	3,133
Maruzen CHI Holdings Co., Ltd.*	600	1,825
Maruzen Showa Unyu Co., Ltd.	4,000	14,094
Matsuda Sangyo Co., Ltd.	800	8,654
Matsui Construction Co., Ltd.	1,000	5,053
Matsui Securities Co., Ltd.	6,800	59,039
Matsumotokiyoshi Holdings Co., Ltd.	2,500	111,481
Matsuya Co., Ltd.	2,200	32,084
Matsuya Foods Co., Ltd.	500	9,630
Max Co., Ltd.	2,000	18,857
Mazda Motor Corp.	28,000	444,522
MEC Co., Ltd.	800	4,406
Medical System Network Co., Ltd.	400	2,208
Medipal Holdings Corp.	7,600	121,060
Megachips Corp.	1,100	10,606
Megmilk Snow Brand Co., Ltd.	2,700	51,778
Meidensha Corp.	12,000	35,788
MEIJI Holdings Co., Ltd.	6,200	456,213
Meiji Shipping Co., Ltd.	1,100	4,862
Meiko Network Japan Co., Ltd.	900	9,873
Meitec Corp.	1,000	35,035
Meito Sangyo Co., Ltd.	600	6,588
Meito Transportation Co., Ltd.†	400	2,221
Meiwa Corp.	900	2,733
Meiwa Estate Co., Ltd.	700	2,974
Melco Holdings, Inc.	600	9,885
Michinoku Bank Ltd.	6,000	10,365
Mie Bank Ltd.	5,000	11,142
Milbon Co., Ltd.	720	23,951
Mimasu Semiconductor Industry Co., Ltd.	1,000	9,186
Minato Bank Ltd.	12,000	21,545
Minebea Co., Ltd.	15,000	159,703
Ministop Co., Ltd.	900	20,515
Miraca Holdings, Inc.	2,600	110,586
Mirait Holdings Corp.	3,600	32,705
Misawa Homes Co., Ltd.	1,600	9,697
MISUMI Group, Inc.	7,800	80,743
Mitachi Co., Ltd.	200	1,213
Mito Securities Co., Ltd.	3,000	9,858
Mitsuba Corp.	2,000	26,943
Mitsubishi Chemical Holdings Corp.	55,000	288,487
Mitsubishi Corp.	68,310	1,123,107
Mitsubishi Electric Corp.	91,000	835,536
Mitsubishi Estate Co., Ltd.	77,000	1,578,142
Mitsubishi Gas Chemical Co., Inc.	13,000	60,135
Mitsubishi Heavy Industries Ltd.	162,000	726,008
Mitsubishi Kakoki Kaisha Ltd.	3,000	6,891
Mitsubishi Logistics Corp.	6,000	69,475
Mitsubishi Materials Corp.	58,000	176,929
Mitsubishi Motors Corp.	34,100	261,295
Mitsubishi Nichiyu Forklift Co., Ltd.	1,000	3,944
Mitsubishi Paper Mills Ltd.*	18,000	11,748
Mitsubishi Pencil Co., Ltd.	1,000	47,469
Mitsubishi Research Institute, Inc.	400	9,865
Mitsubishi Shokuhin Co., Ltd.	1,100	25,176
Mitsubishi Steel Manufacturing Co., Ltd.	7,000	12,909
Mitsubishi Tanabe Pharma Corp.	10,100	177,779
Mitsubishi UFJ Financial Group, Inc.	734,000	4,436,191
Mitsubishi UFJ Lease & Finance Co., Ltd.	19,700	87,008
Mitsuboshi Belting Ltd.	3,000	22,943
Mitsui & Co., Ltd.	80,600	907,702
Mitsui Chemicals, Inc.	46,090	148,168
Mitsui Engineering & Shipbuilding Co., Ltd.	34,000	49,191
Mitsui Fudosan Co., Ltd.	49,000	1,347,534
Mitsui High-Tec, Inc.	1,400	7,579
Mitsui Home Co., Ltd.	1,000	5,003
Mitsui Matsushima Co., Ltd.	8,000	7,843
Mitsui Mining & Smelting Co., Ltd.	31,000	55,880
Mitsui O.S.K. Lines Ltd.	41,000	98,583
Mitsui Sugar Co., Ltd.	5,000	20,898
Mitsui-Soko Holdings Co., Ltd.	5,000	14,592
Mitsumi Electric Co., Ltd.	4,300	23,881
Mitsumura Printing Co., Ltd.	1,000	2,040
Mitsuuroko Group Holdings Co., Ltd.	1,900	8,784
Miura Co., Ltd.	6,000	69,606
Miyaji Engineering Group, Inc.	4,000	6,862
Miyakoshi Holdings, Inc.*	300	1,138
Miyazaki Bank Ltd.	8,000	27,244
Miyoshi Oil & Fat Co., Ltd.	4,000	4,375
Mizuho Financial Group, Inc.	1,289,780	2,422,668
Mizuno Corp.	6,000	27,376
Mochida Pharmaceutical Co., Ltd.	1,000	58,060
Modec, Inc.	1,000	12,221
Monex Group, Inc.	7,000	17,343
MonotaRO Co., Ltd.	3,600	82,871

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Morinaga & Co., Ltd.	13,000	$64,314
Morinaga Milk Industry Co., Ltd.	11,000	45,851
Morita Holdings Corp.	2,000	18,454
Morozoff Ltd.	2,000	6,716
Mory Industries, Inc.	2,000	5,915
MOS Food Services, Inc.	1,600	33,983
Moshi Moshi Hotline, Inc.	1,600	16,600
Mr. Max Corp.*	1,200	3,105
MS&AD Insurance Group Holdings, Inc.	29,000	780,034
Murata Manufacturing Co., Ltd.	9,830	1,276,604
Musashi Seimitsu Industry Co., Ltd.	1,200	21,086
Musashino Bank Ltd.	1,900	68,499
Mutoh Holdings Co., Ltd.	1,000	2,390
Nabtesco Corp.	5,100	93,231
NAC Co., Ltd.	400	2,732
Nachi-Fujikoshi Corp.	12,000	49,863
Nagaileben Co., Ltd.	1,200	22,285
Nagano Bank Ltd.	4,000	6,630
Nagano Keiki Co., Ltd.	800	5,077
Nagase & Co., Ltd.	6,300	73,512
Nagatanien Co., Ltd.	1,000	8,859
Nagoya Railroad Co., Ltd.	20,000	78,747
Naigai Co., Ltd.*	3,000	1,459
Nakabayashi Co., Ltd.	2,000	5,191
Nakamuraya Co., Ltd.	3,000	11,083
Nakano Corp.	1,000	5,925
Nakayama Steel Works Ltd.*	6,000	3,743
Nakayamafuku Co., Ltd.	700	4,572
Nakayo, Inc.	1,000	2,723
Namura Shipbuilding Co., Ltd.	1,024	7,514
Nankai Electric Railway Co., Ltd.	16,000	81,816
Nanto Bank Ltd.	11,000	34,806
Natori Co., Ltd.	600	7,326
NEC Capital Solutions Ltd.	300	4,085
NEC Corp.	113,000	348,307
NEC Networks & System Integration Corp.	1,100	19,692
NET One Systems Co., Ltd.	900	5,106
Neturen Co., Ltd.	1,700	12,233
Nexon Co., Ltd.	8,800	117,865
Nexyz Corp.	500	3,677
NGK Insulators Ltd.	13,000	249,509
NGK Spark Plug Co., Ltd.	9,000	206,666
NH Foods Ltd.	8,000	163,731
NHK Spring Co., Ltd.	9,700	94,287
Nice Holdings, Inc.	5,000	6,744
Nichia Steel Works Ltd.	1,000	2,198
Nichias Corp.	6,000	36,078
Nichiban Co., Ltd.	1,000	4,910
Nichicon Corp.	3,900	28,085
Nichiden Corp.	500	10,930
Nichiha Corp.	1,200	16,678
Nichii Gakkan Co.	2,200	15,308
Nichi-iko Pharmaceutical Co., Ltd.	2,100	55,475
Nichimo Co., Ltd.	1,000	1,873
Nichirei Corp.	7,000	43,893
Nichireki Co., Ltd.	1,000	7,775
Nidec Corp.	10,627	732,164
Nifco, Inc.	2,400	82,367
Nihon Chouzai Co., Ltd.	300	12,078
Nihon Dempa Kogyo Co., Ltd.	900	6,281
Nihon Eslead Corp.	500	4,761
Nihon Kohden Corp.	4,400	73,251
Nihon M&A Center, Inc.	1,300	56,711
Nihon Nohyaku Co., Ltd.	2,000	13,515
Nihon Parkerizing Co., Ltd.	6,000	49,293
Nihon Tokushu Toryo Co., Ltd.	1,000	7,936
Nihon Trim Co., Ltd.	200	7,539
Nihon Unisys Ltd.	3,300	34,187
Nihon Yamamura Glass Co., Ltd.	5,000	7,252
Nikkato Corp.	400	1,291
Nikkiso Co., Ltd.	4,000	26,866
Nikko Co., Ltd.	1,000	3,302
Nikon Corp.	16,100	194,873
Nintendo Co., Ltd.	5,600	946,074
Nippo Corp.	3,000	51,042
Nippon Air Conditioning Services Co., Ltd.	600	5,703
Nippon Beet Sugar Manufacturing Co., Ltd.	7,000	11,239
Nippon Carbide Industries Co., Inc.	3,000	4,353
Nippon Carbon Co., Ltd.	6,000	13,973
Nippon Ceramic Co., Ltd.	800	11,847
Nippon Chemical Industrial Co., Ltd.	4,000	8,538
Nippon Chemi-Con Corp.	7,000	15,405
Nippon Chemiphar Co., Ltd.	1,000	4,705
Nippon Chutetsukan KK	1,000	1,534
Nippon Coke & Engineering Co., Ltd.	10,000	8,482
Nippon Concrete Industries Co., Ltd.	1,000	3,399
Nippon Conveyor Co., Ltd.	3,000	4,547
Nippon Denko Co., Ltd.	5,000	9,034
Nippon Densetsu Kogyo Co., Ltd.	2,000	35,947
Nippon Denwa Shisetsu Co., Ltd.	2,000	4,880
Nippon Electric Glass Co., Ltd.	20,000	96,898
Nippon Express Co., Ltd.	34,000	162,757
Nippon Felt Co., Ltd.	700	2,856
Nippon Filcon Co., Ltd.	900	3,642
Nippon Fine Chemical Co., Ltd.	1,000	6,534
Nippon Flour Mills Co., Ltd.	8,000	50,022
Nippon Gas Co., Ltd.	1,100	31,419
Nippon Hume Corp.	1,000	6,342
Nippon Kanzai Co., Ltd.	800	12,094
Nippon Kasei Chemical Co., Ltd.	2,000	2,079
Nippon Kayaku Co., Ltd.	5,000	52,070
Nippon Kinzoku Co., Ltd.*	3,000	3,289
Nippon Koei Co., Ltd.	4,000	16,583
Nippon Konpo Unyu Soko Co., Ltd.	3,000	53,225
Nippon Koshuha Steel Co., Ltd.	5,000	4,086
Nippon Light Metal Holdings Co., Ltd.	29,000	43,504
Nippon Paint Holdings Co., Ltd.	8,200	143,568
Nippon Paper Industries Co., Ltd.	4,600	70,302
Nippon Parking Development Co., Ltd.	13,000	13,882
Nippon Pillar Packing Co., Ltd.	1,000	8,460
Nippon Piston Ring Co., Ltd.	400	5,942
Nippon Road Co., Ltd.	4,000	20,067
Nippon Seisen Co., Ltd.	1,000	4,055
Nippon Sharyo Ltd.*	4,000	9,631
Nippon Sheet Glass Co., Ltd.*	38,000	32,367
Nippon Shinyaku Co., Ltd.	3,000	108,171
Nippon Shokubai Co., Ltd.	1,600	109,017
Nippon Signal Co., Ltd.	2,800	27,105
Nippon Soda Co., Ltd.	7,000	40,000
Nippon Steel & Sumikin Bussan Corp.	7,400	21,980
Nippon Steel & Sumitomo Metal Corp.	41,054	749,975
Nippon Suisan Kaisha Ltd.	16,000	47,854
Nippon Synthetic Chemical Industry Co., Ltd.	3,000	18,799
Nippon Systemware Co., Ltd.	400	3,039

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Telegraph & Telephone Corp.	63,420	$2,227,293
Nippon Television Holdings, Inc.	6,700	108,488
Nippon Thompson Co., Ltd.	4,000	16,578
Nippon Valqua Industries Ltd.	5,000	12,086
Nippon Yakin Kogyo Co., Ltd.*	6,500	8,225
Nippon Yusen KK	66,000	153,153
Nipro Corp.	4,800	49,497
Nishimatsu Construction Co., Ltd.	18,000	74,801
Nishimatsuya Chain Co., Ltd.	2,600	24,193
Nishi-Nippon City Bank Ltd.	37,000	101,894
Nissan Chemical Industries Ltd.	5,300	116,689
Nissan Motor Co., Ltd.	128,520	1,183,858
Nissan Shatai Co., Ltd.	4,000	44,542
Nissan Tokyo Sales Holdings Co., Ltd.	1,000	2,566
Nissei Build Kogyo Co., Ltd.	4,000	12,468
Nissei Plastic Industrial Co., Ltd.	1,000	8,103
Nissen Holdings Co., Ltd.*	2,400	4,087
Nissha Printing Co., Ltd.	2,200	41,978
Nisshin Fudosan Co., Ltd.	1,400	4,422
Nisshin Oillio Group Ltd.	6,000	21,783
Nisshin Seifun Group, Inc.	12,705	185,035
Nisshin Steel Co., Ltd.	5,004	44,944
Nisshinbo Holdings, Inc.	8,000	90,448
Nissin Corp.	4,000	11,611
Nissin Electric Co., Ltd.	2,000	12,369
Nissin Foods Holdings Co., Ltd.	4,300	198,285
Nissin Kogyo Co., Ltd.	2,100	31,564
Nissui Pharmaceutical Co., Ltd.	500	5,458
Nitori Holdings Co., Ltd.	3,700	291,362
Nitta Corp.	1,100	26,564
Nittetsu Mining Co., Ltd.	3,000	11,974
Nitto Boseki Co., Ltd.	10,000	30,027
Nitto Denko Corp.	7,620	457,666
Nitto Fuji Flour Milling Co., Ltd.	1,000	2,716
Nitto Kogyo Corp.	1,800	31,643
Nitto Kohki Co., Ltd.	700	13,475
Nitto Seiko Co., Ltd.	1,000	2,345
Nitto Seimo Co., Ltd.	1,000	1,221
Nittoc Construction Co., Ltd.	750	3,431
NOF Corp.	11,000	75,785
Nohmi Bosai Ltd.	1,000	10,867
NOK Corp.	5,000	108,250
Nomura Co., Ltd.	2,000	28,514
Nomura Holdings, Inc.	189,500	1,099,521
Nomura Real Estate Holdings, Inc.	6,400	129,043
Nomura Research Institute Ltd.	4,730	182,225
Noritake Co., Ltd.	6,000	12,702
Noritsu Koki Co., Ltd.	1,100	5,319
Noritz Corp.	2,300	34,701
North Pacific Bank Ltd.	18,400	73,149
NS Solutions Corp.	1,000	42,389
NS United Kaiun Kaisha Ltd.	4,000	7,920
NSD Co., Ltd.	2,530	31,207
NSK Ltd.	18,000	174,758
NTN Corp.	23,000	95,206
NTT Data Corp.	5,900	297,910
NTT DOCOMO, Inc.	57,800	969,057
NTT Urban Development Corp.	6,200	57,236
Obara Group, Inc.	800	31,505
Obayashi Corp.	27,000	230,677
Obayashi Road Corp.	1,000	5,481
OBIC Business Consultants Co., Ltd.	600	28,577
Obic Co., Ltd.	2,900	133,005
Odakyu Electric Railway Co., Ltd.	28,000	252,532
Oenon Holdings, Inc.	3,000	5,298
Ogaki Kyoritsu Bank Ltd.	16,000	63,405
Ohara, Inc.	400	1,923
Ohashi Technica, Inc.	600	6,355
OIE Sangyo Co., Ltd.	300	2,170
Oiles Corp.	1,560	23,217
Oita Bank Ltd.	7,000	29,114
OIZUMI Corp.	400	1,975
Oji Holdings Corp.	45,000	193,258
Okabe Co., Ltd.	2,700	22,792
Okamoto Industries, Inc.	4,000	37,910
Okamura Corp.	4,000	36,122
Okasan Securities Group, Inc.	6,000	36,266
Okaya Electric Industries Co., Ltd.	600	1,887
OKI Electric Cable Co., Ltd.	1,000	1,715
Oki Electric Industry Co., Ltd.	36,000	56,305
Okinawa Electric Power Co., Inc.	1,050	23,706
OKK Corp.	4,000	4,554
OKUMA Corp.	5,000	31,351
Okumura Corp.	13,000	69,609
Okura Industrial Co., Ltd.	3,000	7,877
Okuwa Co., Ltd.	1,000	8,222
Olympic Group Corp.	800	3,863
Olympus Corp.	13,100	407,943
Omron Corp.	49,200	1,487,100
Ono Pharmaceutical Co., Ltd.	4,800	570,931
ONO Sokki Co., Ltd.	500	4,013
Onoken Co., Ltd.	1,000	8,559
Onward Holdings Co., Ltd.	8,000	47,497
Optex Co., Ltd.	800	14,853
Oracle Corp. Japan	1,900	80,433
Organo Corp.	2,000	7,321
Orient Corp.*	16,500	28,033
Oriental Land Co., Ltd.	11,200	628,995
Origin Electric Co., Ltd.	1,000	2,581
ORIX Corp.	65,600	848,555
Osaka Gas Co., Ltd.	97,000	369,170
Osaka Steel Co., Ltd.	800	11,193
OSAKA Titanium Technologies Co., Ltd.	1,100	29,041
Osaki Electric Co., Ltd.	1,000	4,934
OSG Corp.	2,200	41,777
OSJB Holdings Corp.	450	833
Otsuka Corp.	2,700	131,822
Otsuka Holdings Co., Ltd.	18,300	588,171
Oyo Corp.	1,200	14,011
P.S. Mitsubishi Construction Co., Ltd.	800	2,561
Pacific Industrial Co., Ltd.	2,000	20,013
Pacific Metals Co., Ltd.	9,000	20,854
Pack Corp.	900	19,942
Pal Co., Ltd.	700	20,350
Paltac Corp.	1,050	19,070
PanaHome Corp.	4,000	26,057
Panasonic Corp.	113,085	1,148,046
Panasonic Industrial Devices SUNX Co., Ltd.	1,000	5,134
Paramount Bed Holdings Co., Ltd.	900	26,828
Parco Co., Ltd.	500	4,020
Paris Miki Holdings, Inc.	1,500	5,707
Park24 Co., Ltd.	4,000	75,258
Pasco Corp.	1,000	2,445
Pasona Group, Inc.	1,000	8,500
Pegasus Sewing Machine Manufacturing Co., Ltd.	1,200	4,341
Penta-Ocean Construction Co., Ltd.	17,000	80,017
PIA Corp.	300	5,172
Pigeon Corp.	4,800	112,694
Pilot Corp.	2,000	82,926

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Piolax, Inc.	500	$23,106
Pioneer Corp.*	17,600	38,263
Plenus Co., Ltd.	1,500	23,214
Pocket Card Co., Ltd.	1,100	5,479
Pola Orbis Holdings, Inc.	1,100	68,501
Poplar Co., Ltd.	300	1,282
Press Kogyo Co., Ltd.	5,000	19,162
Prima Meat Packers Ltd.	7,000	18,762
Pronexus, Inc.	1,300	8,669
Raito Kogyo Co., Ltd.	2,900	27,501
Rakuten, Inc.	40,600	520,686
Rasa Corp.	500	2,326
Rasa Industries Ltd.*	4,000	4,216
Recruit Holdings Co., Ltd.	14,300	430,155
Renaissance, Inc.	500	5,098
Renesas Electronics Corp.*	3,200	17,056
Rengo Co., Ltd.	10,000	38,744
Renown, Inc.*	2,500	2,717
Resona Holdings, Inc.	109,700	560,481
Resort Solution Co., Ltd.	1,000	2,299
Resorttrust, Inc.	3,800	94,802
Rheon Automatic Machinery Co., Ltd.	1,000	4,665
Rhythm Watch Co., Ltd.	6,000	8,096
Ricoh Co., Ltd.	26,000	262,922
Ricoh Leasing Co., Ltd.	800	21,760
Right On Co., Ltd.	900	7,344
Riken Corp.	4,000	13,308
Riken Keiki Co., Ltd.	1,000	10,564
Riken Technos Corp.	2,000	6,391
Ringer Hut Co., Ltd.	900	19,508
Rinnai Corp.	1,700	129,956
Riso Kagaku Corp.	1,800	30,787
Riso Kyoiku Co., Ltd.	1,300	2,529
Rock Field Co., Ltd.	600	13,924
Rohm Co., Ltd.	4,300	192,254
Rohto Pharmaceutical Co., Ltd.	5,000	77,046
Roland DG Corp.	500	10,777
Round One Corp.	3,300	13,323
Royal Holdings Co., Ltd.	1,800	30,916
Ryobi Ltd.	7,000	26,331
Ryoden Trading Co., Ltd.	1,000	6,693
Ryohin Keikaku Co., Ltd.	1,000	204,737
Ryosan Co., Ltd.	1,900	44,615
Ryoyo Electro Corp.	1,600	20,386
S Foods, Inc.	500	10,031
S.T. Corp.	600	5,067
Sagami Chain Co., Ltd.	1,000	10,168
Saibu Gas Co., Ltd.	13,000	29,764
Saizeriya Co., Ltd.	1,600	36,368
Sakai Chemical Industry Co., Ltd.	4,000	11,287
Sakai Heavy Industries Ltd.	2,000	3,845
Sakai Moving Service Co., Ltd.	200	9,984
Sakai Ovex Co., Ltd.	3,000	4,781
Sakata INX Corp.	2,000	15,921
Sakata Seed Corp.	2,000	33,074
Sakurada Co., Ltd.*†	6,000	—
Sala Corp.	1,000	4,547
San Holdings, Inc.	200	2,555
San-A Co., Ltd.	800	35,119
San-Ai Oil Co., Ltd.	2,000	13,780
Sanden Holdings Corp.	7,000	21,913
Sangetsu Co., Ltd.	4,200	67,283
San-In Godo Bank Ltd.	7,000	68,774
Sanix, Inc.*	1,800	3,842
Sanken Electric Co., Ltd.	7,000	23,697
Sanki Engineering Co., Ltd.	3,000	22,728
Sanko Metal Industrial Co., Ltd.	1,000	2,137
Sankyo Co., Ltd.	2,200	78,408
Sankyo Seiko Co., Ltd.	2,000	7,797
Sankyo Tateyama, Inc.	1,700	26,486
Sankyu, Inc.	15,000	72,818
Sanoh Industrial Co., Ltd.	1,400	8,351
Sanrio Co., Ltd.	2,000	54,728
Sanritsu Corp.	300	1,270
Sanshin Electronics Co., Ltd.	1,500	15,360
Santen Pharmaceutical Co., Ltd.	17,800	239,894
Sanwa Holdings Corp.	12,000	82,703
Sanyo Chemical Industries Ltd.	3,000	20,261
Sanyo Housing Nagoya Co., Ltd.	1,000	8,904
Sanyo Industries Ltd.	1,000	1,546
Sanyo Shokai Ltd.	6,000	18,185
Sanyo Special Steel Co., Ltd.	6,000	22,869
Sapporo Holdings Ltd.	19,000	74,183
Sata Construction Co., Ltd.	800	3,631
Sato Holdings Corp.	1,200	22,408
Sato Shoji Corp.	1,000	5,900
Satori Electric Co., Ltd.	900	6,107
Sawai Pharmaceutical Co., Ltd.	1,800	105,133
Saxa Holdings, Inc.	3,000	5,565
SBI Holdings, Inc.	11,260	127,352
Schott Moritex Corp.*	200	364
SCREEN Holdings Co., Ltd.	11,000	53,950
Scroll Corp.	1,700	5,864
SCSK Corp.	2,232	83,929
Secom Co., Ltd.	9,900	596,572
Sega Sammy Holdings, Inc.	8,900	87,144
Seibu Electric Industry Co., Ltd.	1,000	3,619
Seibu Holdings, Inc.	7,600	154,337
Seika Corp.	4,000	8,442
Seikagaku Corp.	2,400	29,633
Seikitokyu Kogyo Co., Ltd.	600	2,665
Seiko Epson Corp.	13,600	192,521
Seiko Holdings Corp.	6,000	34,974
Seino Holdings Co., Ltd.	9,000	94,049
Seiren Co., Ltd.	3,200	35,659
Sekisui Chemical Co., Ltd.	21,000	221,194
Sekisui House Ltd.	31,200	490,216
Sekisui Jushi Corp.	1,000	13,067
Sekisui Plastics Co., Ltd.	2,000	6,424
Senko Co., Ltd.	4,000	28,245
Senshu Ikeda Holdings, Inc.	6,880	29,928
Senshukai Co., Ltd.	2,200	13,828
Seven & i Holdings Co., Ltd.	37,600	1,722,741
Seven Bank Ltd.	26,000	113,089
Sharp Corp.*	67,000	77,086
Shibaura Mechatronics Corp.	2,000	3,419
Shibusawa Warehouse Co., Ltd.	3,000	7,659
Shibuya Kogyo Co., Ltd.	700	10,598
Shiga Bank Ltd.	11,000	56,120
Shikibo Ltd.	7,000	6,983
Shikoku Bank Ltd.	8,000	16,953
Shikoku Chemicals Corp.	1,000	8,485
Shikoku Electric Power Co., Inc.	7,600	124,335
Shima Seiki Manufacturing Ltd.	1,600	22,012
Shimachu Co., Ltd.	2,300	50,418
Shimadzu Corp.	12,000	173,412
Shimamura Co., Ltd.	800	86,332
Shimano, Inc.	3,900	549,646
Shimizu Bank Ltd.	400	9,997
Shimizu Corp.	33,000	284,054
Shimojima Co., Ltd.	800	6,850

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Shin Nippon Air Technologies Co., Ltd.	900	$7,239
Shin Nippon Biomedical Laboratories Ltd.*	700	2,400
Shinagawa Refractories Co., Ltd.	3,000	6,249
Shindengen Electric Manufacturing Co., Ltd.	4,000	12,975
Shin-Etsu Chemical Co., Ltd.	16,700	858,363
Shin-Etsu Polymer Co., Ltd.	2,500	11,388
Shingakukai Co., Ltd.	600	3,443
Shinkawa Ltd.*	900	4,963
Shin-Keisei Electric Railway Co., Ltd.	1,000	3,380
Shinko Electric Industries Co., Ltd.	3,100	17,553
Shinko Plantech Co., Ltd.	2,600	21,253
Shinko Shoji Co., Ltd.	1,100	11,555
Shinmaywa Industries Ltd.	5,000	50,655
Shinnihon Corp.	1,600	8,181
Shinsei Bank Ltd.	79,000	163,183
Shinsho Corp.	3,000	5,707
Shinwa Co., Ltd.	600	7,892
Shinyei Kaisha	1,000	1,175
Shionogi & Co., Ltd.	15,100	542,775
Ship Healthcare Holdings, Inc.	1,500	32,416
Shiroki Corp.	2,000	4,905
Shiseido Co., Ltd.	17,400	381,350
Shizuoka Bank Ltd.	23,000	230,497
Shizuoka Gas Co., Ltd.	3,000	19,557
Sho-Bond Holdings Co., Ltd.	900	34,517
Shobunsha Publications, Inc.	700	4,054
Shochiku Co., Ltd.	4,000	33,722
Shoko Co., Ltd.	4,000	2,830
Showa Corp.	2,600	20,795
Showa Denko KK	68,000	74,872
Showa Sangyo Co., Ltd.	5,000	19,473
Showa Shell Sekiyu KK	9,300	73,679
Shuei Yobiko Co., Ltd.	200	1,265
Siix Corp.	700	18,196
Sinanen Co., Ltd.	2,000	7,434
Sinfonia Technology Co., Ltd.	7,000	10,390
Sintokogio Ltd.	2,600	20,466
SK Japan Co., Ltd.	200	725
SKY Perfect JSAT Holdings, Inc.	9,000	42,499
Skylark Co., Ltd.	3,900	50,905
SMC Corp.	18,600	4,085,186
SMK Corp.	3,000	12,494
SNT Corp.	1,200	5,524
Soda Nikka Co., Ltd.	1,000	3,962
SoftBank Group Corp.	48,706	2,240,983
Softbank Technology Corp.	200	1,927
Softbrain Co., Ltd.*	2,000	2,664
Sogo Medical Co., Ltd.	400	12,695
Sohgo Security Services Co., Ltd.	4,700	214,475
Sojitz Corp.	63,300	117,928
Sompo Japan Nipponkoa Holdings, Inc.	20,150	587,528
Sony Corp.	60,700	1,484,202
Sony Financial Holdings, Inc.	7,300	120,216
Soshin Electric Co., Ltd.	600	1,656
Sotetsu Holdings, Inc.	15,000	82,347
SPK Corp.	200	3,687
Square Enix Holdings Co., Ltd.	4,000	99,461
SRA Holdings, Inc.	600	9,556
St. Marc Holdings Co., Ltd.	800	24,519
Stanley Electric Co., Ltd.	6,700	134,213
Star Micronics Co., Ltd.	2,300	31,504
Start Today Co., Ltd.	5,200	172,555
Starzen Co., Ltd.	400	10,489
Stella Chemifa Corp.	500	4,870
Studio Alice Co., Ltd.	500	9,690
Sugi Holdings Co., Ltd.	2,600	117,144
Sugimoto & Co., Ltd.	600	6,458
Sumco Corp.	8,000	71,805
Sumida Corp.	700	4,615
Suminoe Textile Co., Ltd.	3,000	8,531
Sumiseki Holdings, Inc.	3,800	3,520
Sumitomo Bakelite Co., Ltd.	12,000	44,166
Sumitomo Chemical Co., Ltd.	71,000	360,644
Sumitomo Corp.	50,580	488,278
Sumitomo Dainippon Pharma Co., Ltd.	7,000	70,097
Sumitomo Densetsu Co., Ltd.	900	10,943
Sumitomo Electric Industries Ltd.	36,900	474,075
Sumitomo Forestry Co., Ltd.	4,800	53,967
Sumitomo Heavy Industries Ltd.	29,000	115,038
Sumitomo Metal Mining Co., Ltd.	26,000	296,057
Sumitomo Mitsui Construction Co., Ltd.	36,000	43,668
Sumitomo Mitsui Financial Group, Inc.	62,550	2,381,122
Sumitomo Mitsui Trust Holdings, Inc.	204,410	753,971
Sumitomo Osaka Cement Co., Ltd.	20,000	71,064
Sumitomo Precision Products Co., Ltd.	2,000	7,691
Sumitomo Real Estate Sales Co., Ltd.	880	22,570
Sumitomo Realty & Development Co., Ltd.	22,000	702,735
Sumitomo Riko Co., Ltd.	2,000	17,495
Sumitomo Rubber Industries Ltd.	6,500	90,414
Sumitomo Seika Chemicals Co., Ltd.	2,000	12,843
Sumitomo Warehouse Co., Ltd.	9,000	43,606
Sun Frontier Fudousan Co., Ltd.	1,000	7,605
Sundrug Co., Ltd.	3,500	185,050
Suntory Beverage & Food Ltd.	7,000	269,384
Sun-Wa Technos Corp.	600	5,358
Suruga Bank Ltd.	10,000	186,351
Suzuden Corp.	300	2,253
Suzuken Co., Ltd.	3,190	106,601
Suzuki Motor Corp.	19,200	593,249
SWCC Showa Holdings Co., Ltd.	15,000	9,706
Sysmex Corp.	7,400	391,302
Systena Corp.	1,000	9,254
T Hasegawa Co., Ltd.	1,600	20,898
T&D Holdings, Inc.	33,100	392,045
T.RAD Co., Ltd.	4,000	6,305
Tac Co., Ltd.	700	1,370
Tachibana Eletech Co., Ltd.	840	9,053
Tachi-S Co., Ltd.	1,600	20,904
Tadano Ltd.	5,000	55,577
Taihei Dengyo Kaisha Ltd.	1,000	10,290
Taiheiyo Cement Corp.	60,000	180,524
Taiheiyo Kouhatsu, Inc.	4,000	2,709
Taiho Kogyo Co., Ltd.	800	8,634
Taikisha Ltd.	2,100	47,630
Taiko Pharmaceutical Co., Ltd.	400	5,705
Taisei Corp.	52,000	340,168
Taisei Lamick Co., Ltd.	300	6,688
Taisho Pharmaceutical Holdings Co., Ltd.	2,000	115,161
Taiyo Holdings Co., Ltd.	900	27,706
Taiyo Nippon Sanso Corp.	11,800	112,409
Taiyo Yuden Co., Ltd.	4,700	61,400
Takachiho Koheki Co., Ltd.	500	4,113

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Takada Kiko Co., Ltd.	1,000	$1,773
Takamatsu Construction Group Co., Ltd.	1,000	21,247
Takano Co., Ltd.	400	2,139
Takaoka Toko Co., Ltd.	400	4,569
Taka-Q Co., Ltd.	500	807
Takara Holdings, Inc.	6,000	36,119
Takara Leben Co., Ltd.	4,400	21,685
Takara Printing Co., Ltd.	700	7,357
Takara Standard Co., Ltd.	5,000	35,570
Takasago International Corp.	800	19,694
Takasago Thermal Engineering Co., Ltd.	3,900	54,105
Takashima & Co., Ltd.	2,000	4,236
Takashimaya Co., Ltd.	13,000	105,479
Takata Corp.	1,900	20,874
Take And Give Needs Co., Ltd.	600	3,346
Takeda Pharmaceutical Co., Ltd.	35,600	1,569,142
Takihyo Co., Ltd.	1,000	3,657
Takiron Co., Ltd.	3,000	12,323
Takuma Co., Ltd.	4,000	30,187
Tamron Co., Ltd.	1,200	22,044
Tamura Corp.	3,000	8,387
Tanaka Co., Ltd.	300	1,705
Tanseisha Co., Ltd.	1,950	12,893
TASAKI & Co., Ltd.*	200	2,254
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	7,295
Taya Co., Ltd.	200	1,182
Tayca Corp.	2,000	7,765
TBK Co., Ltd.	1,000	3,746
TDC Software Engineering, Inc.	200	2,021
TDK Corp.	5,900	335,595
Teac Corp.*	6,000	1,963
TechnoPro Holdings, Inc.	1,500	39,913
Teijin Ltd.	37,000	112,643
Teikoku Electric Manufacturing Co., Ltd.	800	5,309
Teikoku Sen-I Co., Ltd.	1,000	11,666
Teikoku Tsushin Kogyo Co., Ltd.	2,000	3,172
Tekken Corp.	8,000	20,342
Temp Holdings Co., Ltd.	1,700	77,799
Ten Allied Co., Ltd.*	800	2,524
Tenma Corp.	1,100	18,132
Terumo Corp.	14,200	402,627
T-Gaia Corp.	2,000	31,328
THK Co., Ltd.	5,300	84,332
Tigers Polymer Corp.	600	3,268
Titan Kogyo KK	1,000	1,785
TKC Corp.	900	23,344
Toa Corp. (Osaka Securities Exchange)	1,000	9,040
Toa Corp. (Tokyo Stock Exchange)	11,000	26,547
Toa Road Corp.	2,000	7,118
Toabo Corp.	400	2,063
Toagosei Co., Ltd.	6,500	47,315
Tobishima Corp.*	8,000	14,205
Tobu Railway Co., Ltd.	47,000	202,215
Tobu Store Co., Ltd.	1,000	2,496
TOC Co., Ltd.	4,700	33,034
Tocalo Co., Ltd.	600	10,910
Tochigi Bank Ltd.	6,000	33,045
Toda Corp.	14,000	62,168
Toda Kogyo Corp.	1,000	2,364
Toei Co., Ltd.	5,000	39,284
Toenec Corp.	1,000	7,325
Toho Bank Ltd.	10,000	37,053
Toho Co., Ltd. (Frankfurt Stock Exchange)	400	6,678
Toho Co., Ltd. (Tokyo Stock Exchange)	5,400	123,499
Toho Gas Co., Ltd.	21,000	124,283
Toho Holdings Co., Ltd.	3,700	77,429
Toho Titanium Co., Ltd.*	2,100	25,197
Toho Zinc Co., Ltd.	7,000	16,112
Tohoku Bank Ltd.	6,000	7,527
Tohoku Electric Power Co., Inc.	24,000	326,743
Tohto Suisan Co., Ltd.	2,000	3,138
Tokai Carbon Co., Ltd.	12,000	28,855
TOKAI Holdings Corp.	2,000	8,383
Tokai Rika Co., Ltd.	2,900	60,109
Tokai Senko KK	1,000	983
Tokai Tokyo Financial Holdings, Inc.	9,600	56,974
Token Corp.	520	39,344
Tokio Marine Holdings, Inc.	183,800	6,878,598
Toko, Inc.	5,000	11,853
Tokushu Tokai Paper Co., Ltd.	8,000	21,584
Tokuyama Corp.	11,000	17,948
Tokyo Broadcasting System Holdings, Inc.	3,700	49,766
Tokyo Dome Corp.	9,000	39,469
Tokyo Electric Power Co., Inc.*	79,000	530,118
Tokyo Electron Ltd.	8,300	392,310
Tokyo Energy & Systems, Inc.	1,000	6,989
Tokyo Gas Co., Ltd.	115,000	559,021
Tokyo Individualized Educational Institute, Inc.	900	4,398
Tokyo Keiki, Inc.	4,000	7,142
Tokyo Kikai Seisakusho Ltd.*	3,000	1,481
Tokyo Ohka Kogyo Co., Ltd.	2,300	61,252
Tokyo Rakutenchi Co., Ltd.	2,000	8,078
Tokyo Rope Manufacturing Co., Ltd.	8,000	11,601
Tokyo Sangyo Co., Ltd.	1,000	3,763
Tokyo Seimitsu Co., Ltd.	2,300	42,948
Tokyo Steel Manufacturing Co., Ltd.	7,100	38,887
Tokyo Tatemono Co., Ltd.	11,091	132,840
Tokyo Tekko Co., Ltd.	2,000	8,264
Tokyo Theatres Co., Inc.	4,000	4,415
Tokyo TY Financial Group, Inc.	1,451	45,390
Tokyotokeiba Co., Ltd.	8,000	19,249
Tokyu Construction Co., Ltd.	4,940	41,021
Tokyu Corp.	53,000	389,424
Tokyu Fudosan Holdings Corp.	22,174	148,102
Toli Corp.	3,000	7,492
Tomato Bank Ltd.	4,000	5,679
Tomen Devices Corp.	100	1,652
Tomoe Corp.	1,800	5,190
Tomoe Engineering Co., Ltd.	400	5,339
Tomoegawa Co., Ltd.	2,000	3,477
Tomoku Co., Ltd.	4,000	8,235
TOMONY Holdings, Inc.	9,400	36,688
Tomy Co., Ltd.	3,700	18,135
Tonami Holdings Co., Ltd.	2,000	6,701
TonenGeneral Sekiyu KK	12,000	116,518
Top Culture Co., Ltd.	400	1,709
Topcon Corp.	2,800	36,611
Toppan Forms Co., Ltd.	2,600	30,988
Toppan Printing Co., Ltd.	27,000	217,887
Topre Corp.	2,500	48,390
Topy Industries Ltd.	10,000	20,740
Toray Industries, Inc.	75,000	650,004
Torigoe Co., Ltd.	1,200	7,397
Torii Pharmaceutical Co., Ltd.	800	18,835

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Torishima Pump Manufacturing Co., Ltd.	1,500	$10,801
Tose Co., Ltd.	300	1,772
Toshiba Corp.*	197,000	497,488
Toshiba Machine Co., Ltd.	7,000	22,029
Toshiba Plant Systems & Services Corp.	2,000	19,612
Toshiba TEC Corp.	7,000	22,299
Tosho Printing Co., Ltd.	1,000	4,036
Tosoh Corp.	26,000	125,877
Totetsu Kogyo Co., Ltd.	1,000	21,455
TOTO Ltd.	6,500	203,455
Totoku Electric Co., Ltd.	100	735
Tottori Bank Ltd.	3,000	5,201
Toukei Computer Co., Ltd.	200	3,441
Tow Co., Ltd.	600	3,863
Towa Bank Ltd.	13,000	11,510
Towa Corp.	1,200	7,464
Towa Pharmaceutical Co., Ltd.	600	38,617
Toyo Construction Co., Ltd.	3,600	15,829
Toyo Corp.	1,600	11,797
Toyo Electric Manufacturing Co., Ltd.	2,000	6,520
Toyo Engineering Corp.	8,000	19,308
Toyo Ink SC Holdings Co., Ltd.	11,000	40,301
Toyo Kanetsu KK	6,000	9,591
Toyo Kohan Co., Ltd.	3,000	9,005
Toyo Logistics Co., Ltd.	1,000	2,229
Toyo Machinery & Metal Co., Ltd.	1,000	3,167
Toyo Securities Co., Ltd.	4,000	12,566
Toyo Seikan Group Holdings Ltd.	7,600	120,784
Toyo Shutter Co., Ltd.	200	1,479
Toyo Sugar Refining Co., Ltd.	2,000	1,843
Toyo Suisan Kaisha Ltd.	5,000	189,838
Toyo Tanso Co., Ltd.	700	8,789
Toyo Tire & Rubber Co., Ltd.	5,000	108,599
Toyo Wharf & Warehouse Co., Ltd.	3,000	4,683
Toyobo Co., Ltd.	40,000	54,455
Toyoda Gosei Co., Ltd.	2,400	47,389
Toyota Boshoku Corp.	1,800	30,707
Toyota Industries Corp.	8,400	400,392
Toyota Motor Corp.	118,440	6,965,971
Toyota Tsusho Corp.	9,300	196,439
TPR Co., Ltd.	1,500	34,341
Transcosmos, Inc.	1,600	39,265
Trend Micro, Inc.	4,900	173,547
Trusco Nakayama Corp.	1,500	53,226
TS Tech Co., Ltd.	2,300	62,982
TSI Holdings Co., Ltd.	4,825	34,914
Tsubakimoto Chain Co.	6,000	37,716
Tsubakimoto Kogyo Co., Ltd.	1,000	2,568
Tsudakoma Corp.*	3,000	2,985
Tsugami Corp.	3,000	11,152
Tsukamoto Corp. Co., Ltd.	2,000	2,058
Tsukishima Kikai Co., Ltd.	2,000	16,632
Tsukuba Bank Ltd.	5,400	19,002
Tsumura & Co.	2,700	58,891
Tsuruha Holdings, Inc.	1,700	146,831
Tsutsumi Jewelry Co., Ltd.	500	10,323
TV Asahi Holdings Corp.	3,000	45,971
Tv Tokyo Holdings Corp.	500	8,507
TYK Corp.	1,000	1,482
UACJ Corp.	12,266	19,703
Ube Industries Ltd.	45,000	78,828
Uchida Yoko Co., Ltd.	2,000	6,588
Ueki Corp.	1,000	1,994
UKC Holdings Corp.	700	13,473
Ulvac, Inc.	2,200	35,915
Unicafe, Inc.	300	2,176
Unicharm Corp.	19,800	351,345
Uniden Holdings Corp.	3,000	4,471
Union Tool Co.	800	19,363
Unipres Corp.	1,600	30,614
United Arrows Ltd.	1,100	45,624
United Super Markets Holdings, Inc.	3,520	29,704
Unitika Ltd.*	29,000	13,893
UNY Group Holdings Co., Ltd.	7,900	49,976
U-Shin Ltd.	1,400	9,619
Ushio, Inc.	6,300	75,766
USS Co., Ltd.	9,100	152,133
Utoc Corp.	900	3,399
Valor Co., Ltd.	2,400	60,346
Vital KSK Holdings, Inc.	2,300	15,557
Wacoal Holdings Corp.	6,000	71,932
Wacom Co., Ltd.	8,000	29,582
Wakachiku Construction Co., Ltd.	7,000	8,792
Wakamoto Pharmaceutical Co., Ltd.	1,000	2,222
Warabeya Nichiyo Co., Ltd.	700	12,338
Watabe Wedding Corp.*	300	1,176
WATAMI Co., Ltd.*	1,400	10,877
Weathernews, Inc.	300	9,541
Welcia Holdings Co., Ltd.	1,000	48,777
West Japan Railway Co.	8,600	538,383
Wood One Co., Ltd.	2,000	4,013
Xebio Co., Ltd.	1,400	25,268
Y.A.C. Co., Ltd.	500	3,651
Yahagi Construction Co., Ltd.	1,700	15,291
Yahoo! Japan Corp.	63,900	243,967
Yaizu Suisankagaku Industry Co., Ltd.	600	4,930
Yakult Honsha Co., Ltd.	6,200	310,546
YAMABIKO Corp.	2,000	16,388
Yamada Denki Co., Ltd.	36,800	148,604
Yamada SxL Home Co., Ltd.*	6,000	4,186
Yamagata Bank Ltd.	7,000	27,949
Yamaguchi Financial Group, Inc.	8,000	98,238
Yamaha Corp.	7,600	168,693
Yamaha Motor Co., Ltd.	14,200	286,399
Yamaichi Electronics Co., Ltd.	1,200	9,260
Yamanashi Chuo Bank Ltd.	7,000	36,525
Yamashita Medical Instruments Co., Ltd.	100	1,370
Yamatane Corp.	6,000	8,989
Yamato Corp.	1,000	3,526
Yamato Holdings Co., Ltd.	16,500	316,378
Yamato International, Inc.	700	2,262
Yamato Kogyo Co., Ltd.	2,800	56,148
Yamaura Corp.	500	2,053
Yamaya Corp.	110	2,285
Yamazaki Baking Co., Ltd.	6,000	92,576
Yamazawa Co., Ltd.	300	4,085
Yamazen Corp.	4,700	38,924
Yaoko Co., Ltd.	1,000	45,432
Yaskawa Electric Corp.	9,000	91,927
Yasuda Logistics Corp.	1,000	7,635
Yellow Hat Ltd.	1,100	23,926
Yodogawa Steel Works Ltd.	1,800	33,728
Yokogawa Bridge Holdings Corp.	2,000	16,941
Yokogawa Electric Corp.	11,200	117,382
Yokohama Reito Co., Ltd.	2,600	20,513
Yokohama Rubber Co., Ltd.	5,000	88,360
Yokowo Co., Ltd.	1,000	4,957
Yomeishu Seizo Co., Ltd.	500	7,759

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Yomiuri Land Co., Ltd.	2,000	$6,484
Yondenko Corp.	1,000	3,315
Yondoshi Holdings, Inc.	900	22,017
Yonekyu Corp.	1,000	19,558
Yorozu Corp.	700	14,399
Yoshinoya Holdings Co., Ltd.	3,000	39,028
Yuasa Trading Co., Ltd.	1,200	24,736
Yuken Kogyo Co., Ltd.	2,000	3,638
Yurtec Corp.	2,000	18,141
Yusen Logistics Co., Ltd.	900	9,229
Yushin Precision Equipment Co., Ltd.	600	10,211
Yushiro Chemical Industry Co., Ltd.	600	6,297
Zappallas, Inc.	1,000	4,023
Zenkoku Hosho Co., Ltd.	2,400	80,028
Zenrin Co., Ltd.	1,700	23,034
Zensho Holdings Co., Ltd.	4,600	43,041
Zeon Corp.	7,000	55,398
ZERIA Pharmaceutical Co., Ltd.	1,100	13,641
Zuken, Inc.	800	7,585

		185,024,384

Malaysia (0.1%)
Genting Bhd	642,100	1,063,315

Mexico (0.0%)
Fresnillo plc	12,042	107,951

Netherlands (2.9%)
ASML Holding N.V.	40,786	3,575,817
Heineken N.V.	82,273	6,659,075
ING Groep N.V. (CVA)	431,174	6,120,814
Koninklijke Philips N.V.	107,839	2,542,818
Royal Dutch Shell plc, Class A	259,116	6,110,400
Royal Dutch Shell plc, Class B	164,350	3,898,326

		28,907,250

New Zealand (0.0%)
Fletcher Building Ltd.	14,684	64,213
SKY Network Television Ltd.	9,950	29,890
SKYCITY Entertainment Group Ltd.	11,465	27,332
Spark New Zealand Ltd.	15,442	29,390
Trade Me Group Ltd.	13,185	31,121

		181,946

South Africa (0.0%)
Lonmin plc*	8,676	2,137
Mondi plc	24,806	520,613

		522,750

Spain (3.5%)
Banco Bilbao Vizcaya Argentaria S.A.	1,628,081	13,808,907
Banco Santander S.A.	1,592,107	8,477,473
Iberdrola S.A.	607,006	4,038,620
Industria de Diseno Textil S.A.	113,277	3,794,738
Telefonica S.A.	476,717	5,777,974

		35,897,712

Sweden (1.4%)
Atlas Copco AB, Class A	243,447	5,869,019
Investor AB, Class B	134,243	4,620,349
Sandvik AB	233,235	1,989,768
Volvo AB, Class B	140,307	1,346,923

		13,826,059

Switzerland (5.5%)
Cie Financiere Richemont S.A. (Registered)	76,071	5,926,516
Coca-Cola HBC AG*	14,772	313,227
Glencore plc*	1,509,309	2,103,224
LafargeHolcim Ltd. (Registered)*	67,981	3,571,545
Nestle S.A. (Registered)	90,404	6,808,009
Novartis AG (Registered)	103,648	9,547,509
Roche Holding AG	39,788	10,518,117
Swatch Group AG	10,111	3,755,057
Syngenta AG (Registered)	16,974	5,451,768
UBS Group AG (Registered)	358,760	6,648,224
Wolseley plc	17,072	998,700

		55,641,896

United Kingdom (17.1%)
3i Group plc	63,063	446,057
Aberdeen Asset Management plc	63,351	284,927
Admiral Group plc	12,783	291,026
Anglo American plc	86,465	723,339
ARM Holdings plc	93,176	1,342,780
Ashtead Group plc	34,116	481,512
Associated British Foods plc	23,140	1,172,761
AstraZeneca plc	84,310	5,350,597
Aviva plc	264,335	1,812,034
Babcock International Group plc	33,507	463,523
BAE Systems plc	207,523	1,408,921
Barclays plc	1,098,340	4,060,622
Barratt Developments plc	71,420	698,648
BG Group plc	227,493	3,280,387
BP plc	1,212,964	6,148,123
British American Tobacco plc	124,297	6,869,479
British Land Co. plc (REIT)	66,861	850,091
BT Group plc	556,506	3,541,220
Bunzl plc	21,022	564,271
Burberry Group plc	29,041	602,712
Capita plc	43,846	796,341
Centrica plc	334,294	1,161,667
Compass Group plc	110,284	1,760,695
Diageo plc	438,542	11,801,378
Direct Line Insurance Group plc	89,880	510,817
Dixons Carphone plc	65,223	419,734
easyJet plc	16,309	439,533
G4S plc	101,192	353,896
GKN plc	106,406	432,872
GlaxoSmithKline plc	325,047	6,231,061
Hammerson plc (REIT)	51,731	489,076
Hargreaves Lansdown plc	15,090	276,297
Henderson Group plc	46,926	183,513
Hikma Pharmaceuticals plc	8,978	310,197
HSBC Holdings plc	1,274,137	9,638,582
Imperial Tobacco Group plc	64,139	3,319,719
Indivior plc	343,801	1,182,556
InterContinental Hotels Group plc	16,492	570,344
International Consolidated Airlines Group S.A.*	121,144	1,081,120
Intertek Group plc	10,830	399,215
Intu Properties plc (REIT)	61,746	308,601
ITV plc	247,389	923,051
J Sainsbury plc	94,446	373,796
Johnson Matthey plc	13,555	503,513
Kingfisher plc	156,757	852,410
Land Securities Group plc (REIT)	52,301	998,425
Legal & General Group plc	393,670	1,421,578
Lloyds Banking Group plc	10,123,087	11,540,052
London Stock Exchange Group plc	20,340	746,514
Marks & Spencer Group plc	108,582	825,121
Meggitt plc	52,357	378,036
Merlin Entertainments plc§	44,702	251,827
National Grid plc	253,011	3,523,625
Next plc	11,462	1,322,873
Old Mutual plc	332,698	954,653
Pearson plc	54,130	925,140
Persimmon plc*	20,795	633,613
Prudential plc	169,839	3,590,493
Randgold Resources Ltd.	6,467	380,659

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Reckitt Benckiser Group plc	101,477	$9,211,181
RELX plc	75,182	1,290,171
Rio Tinto Ltd.	28,280	971,791
Rio Tinto plc	82,844	2,779,313
Rolls-Royce Holdings plc*	756,376	7,766,776
Royal Bank of Scotland Group plc*	148,548	709,844
Royal Mail plc	40,340	280,488
RSA Insurance Group plc	68,900	420,656
SABMiller plc	63,018	3,571,007
Sage Group plc	71,377	540,071
Schroders plc	7,268	309,292
Severn Trent plc	17,177	568,699
Sky plc	69,560	1,100,726
Smith & Nephew plc	59,743	1,044,758
Smiths Group plc	26,312	400,896
Sports Direct International plc*	16,767	192,358
SSE plc	66,142	1,500,007
St. James’s Place plc	34,729	447,081
Standard Chartered plc	481,635	4,682,408
Standard Life plc	128,830	758,169
Taylor Wimpey plc	214,642	636,783
Tesco plc	536,816	1,491,661
Travis Perkins plc	15,674	467,272
Unilever N.V. (CVA)	170,071	6,844,387
Unilever plc	80,152	3,265,036
United Utilities Group plc	46,175	647,302
Vodafone Group plc	1,770,948	5,599,807
Whitbread plc	11,968	846,514
WM Morrison Supermarkets plc	146,140	368,167
WPP plc	88,328	1,839,415

		172,757,659

United States (1.7%)
Carnival plc	12,177	628,537
Freeport-McMoRan, Inc.	193,257	1,872,660
Las Vegas Sands Corp.	166,166	6,309,323
News Corp., Class B	2,956	37,386
ResMed, Inc.	45,600	232,950
Schlumberger Ltd.	69,362	4,783,897
Sims Metal Management Ltd.	10,232	69,504
Wynn Resorts Ltd.	59,181	3,143,695

		17,077,952

Total Common Stocks (88.7%) (Cost $933,223,340)		898,158,143

SHORT-TERM INVESTMENT:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	12,875,797	12,875,797

Total Short-Term Investment (1.3%) (Cost $12,875,797)		12,875,797

Total Investments (90.0%) (Cost $946,099,137)		911,033,940
Other Assets Less Liabilities (10.0%)		100,758,002

Net Assets (100%)		$1,011,791,942

*	Non-income producing.

†	Security (totaling $466,073 or 0.0% of net assets) held at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $251,827 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$116,033,340	11.4%
Consumer Staples	120,105,643	11.9
Energy	44,626,116	4.4
Financials	217,982,440	21.5
Health Care	113,453,563	11.2
Industrials	116,101,120	11.5
Information Technology	43,312,690	4.3
Investment Company	12,875,797	1.3
Materials	63,617,953	6.3
Telecommunication Services	38,440,810	3.8
Utilities	24,484,468	2.4
Cash and Other	100,758,002	10.0

		100.0%

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)
AXA S.A.	$4,611,985	$1,039,464	$278,035	$5,580,542	$179,819	$(10,253)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
EURO Stoxx 50 Index	1,160	December-15	$41,082,088	$40,065,047	$(1,017,041)
FTSE 100 Index	275	December-15	25,156,687	25,037,336	(119,351)
SPI 200 Index	112	December-15	9,865,560	9,840,356	(25,204)
TOPIX Index	213	December-15	25,566,815	25,061,435	(505,380)

					$(1,666,976)

At September 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/18/15	Citibank N.A.	1,388	$970,446	$984,448	$(14,002)
British Pound vs. U.S. Dollar, expiring 12/18/15	Barclays Bank plc	2,062	3,117,606	3,175,752	(58,146)
British Pound vs. U.S. Dollar, expiring 12/18/15	Morgan Stanley	261	394,557	404,210	(9,653)
European Union Euro vs. U.S. Dollar, expiring 12/18/15	Barclays Bank plc	4,274	4,782,889	4,849,238	(66,349)
Japanese Yen vs. U.S. Dollar, expiring 12/18/15	Barclays Bank plc	391,085	3,264,681	3,274,131	(9,450)

					$(157,600)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 12/18/15	Morgan Stanley	340	$526,747	$514,336	$12,411
Japanese Yen vs. U.S. Dollar, expiring 12/18/15	HSBC Bank plc	44,252	369,719	369,402	317

					$12,728

					$(144,872)

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$9,453,018	$106,580,322	$—	$116,033,340
Consumer Staples	—	120,105,643	—	120,105,643
Energy	4,783,897	39,508,025	334,194	44,626,116
Financials	3,240,196	214,614,525	127,719	217,982,440
Health Care	—	113,453,563	—	113,453,563
Industrials	—	116,098,899	2,221	116,101,120
Information Technology	4,864,258	38,448,432	—	43,312,690
Materials	3,914,529	59,701,485	1,939	63,617,953
Telecommunication Services	—	38,440,810	—	38,440,810
Utilities	—	24,484,468	—	24,484,468
Forward Currency Contracts	—	12,728	—	12,728
Short-Term Investments	12,875,797	—	—	12,875,797

Total Assets	$39,131,695	$871,448,900	$466,073	$911,046,668

Liabilities:
Forward Currency Contracts	$—	$(157,600)	$—	$(157,600)
Futures	(1,666,976)	—	—	(1,666,976)

Total Liabilities	$(1,666,976)	$(157,600)	$—	$(1,824,576)

Total	$37,464,719	$871,291,300	$466,073	$909,222,092

(a)	Securities with a market value of $464,133 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,703,371
Aggregate gross unrealized depreciation	(165,558,375)

Net unrealized depreciation	$(39,855,004)

Federal income tax cost of investments	$950,888,944

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.3%)
Auto Components (0.6%)
BorgWarner, Inc.	17,745	$738,014
Delphi Automotive plc	63,629	4,838,349
Goodyear Tire & Rubber Co.	21,045	617,250
Johnson Controls, Inc.	239,549	9,907,747

		16,101,360

Automobiles (0.3%)
Ford Motor Co.	305,639	4,147,521
General Motors Co.	113,052	3,393,821
Harley-Davidson, Inc.	16,154	886,855

		8,428,197

Distributors (0.2%)
Genuine Parts Co.	11,890	985,562
Pool Corp.	41,238	2,981,507

		3,967,069

Diversified Consumer Services (0.3%)
Grand Canyon Education, Inc.*	147,891	5,618,379
H&R Block, Inc.	21,560	780,472
Nord Anglia Education, Inc.*	96,962	1,971,238

		8,370,089

Hotels, Restaurants & Leisure (2.0%)
Aramark	253,645	7,518,038
Carnival Corp.	36,226	1,800,432
Chipotle Mexican Grill, Inc.*	2,443	1,759,571
Darden Restaurants, Inc.	8,942	612,885
Las Vegas Sands Corp.	154,970	5,884,211
Marriott International, Inc., Class A	15,641	1,066,716
McDonald’s Corp.	73,866	7,278,017
Norwegian Cruise Line Holdings Ltd.*	59,300	3,397,890
Panera Bread Co., Class A*	14,100	2,727,081
Royal Caribbean Cruises Ltd.	13,456	1,198,795
Starbucks Corp.	225,287	12,805,313
Starwood Hotels & Resorts Worldwide, Inc.	13,363	888,372
Wyndham Worldwide Corp.	9,264	666,081
Wynn Resorts Ltd.	6,459	343,102
Yum! Brands, Inc.	34,720	2,775,864

		50,722,368

Household Durables (1.4%)
D.R. Horton, Inc.	113,302	3,326,547
Garmin Ltd.	9,259	332,213
Harman International Industries, Inc.	5,555	533,224
Leggett & Platt, Inc.	10,718	442,118
Lennar Corp., Class A	50,242	2,418,147
Mohawk Industries, Inc.*	4,948	899,497
Newell Rubbermaid, Inc.	154,699	6,143,097
PulteGroup, Inc.	25,179	475,128
TRI Pointe Group, Inc.*	486,888	6,373,364
Whirlpool Corp.	91,931	13,537,759

		34,481,094

Internet & Catalog Retail (1.2%)
Amazon.com, Inc.*	33,716	17,258,883
Expedia, Inc.	7,847	923,435
Netflix, Inc.*	33,412	3,450,123
Priceline Group, Inc.*	5,277	6,526,910
TripAdvisor, Inc.*	8,889	560,185

		28,719,536

Leisure Products (0.1%)
Hasbro, Inc.	8,749	631,153
Mattel, Inc.	26,395	555,879

		1,187,032

Media (3.3%)
Cablevision Systems Corp. - New York Group, Class A	17,491	567,933
CBS Corp. (Non-Voting), Class B	34,855	1,390,714
Charter Communications, Inc., Class A*	17,368	3,054,163
Comcast Corp., Class A	366,250	20,842,696
Discovery Communications, Inc., Class A*	11,850	308,456
Discovery Communications, Inc., Class C*	20,222	491,192
DreamWorks Animation SKG, Inc., Class A*	45,760	798,512
Gannett Co., Inc.	133,522	1,966,779
Interpublic Group of Cos., Inc.	32,188	615,756
Liberty Media Corp.*	130,300	4,490,138
News Corp., Class A	29,882	377,111
News Corp., Class B	8,455	108,393
Omnicom Group, Inc.	122,375	8,064,512
Scripps Networks Interactive, Inc., Class A	49,995	2,459,254
Sirius XM Holdings, Inc.*	755,865	2,826,935
TEGNA, Inc.	110,731	2,479,267
Time Warner Cable, Inc.	36,194	6,492,118
Time Warner, Inc.	63,966	4,397,663
Twenty-First Century Fox, Inc., Class A	95,758	2,583,551
Twenty-First Century Fox, Inc., Class B	33,819	915,480
Viacom, Inc., Class B	93,740	4,044,881
Walt Disney Co.	121,788	12,446,734

		81,722,238

Multiline Retail (0.7%)
Dollar General Corp.	23,111	1,674,161
Dollar Tree, Inc.*	18,487	1,232,343
Kohl’s Corp.	15,823	732,763
Macy’s, Inc.	25,959	1,332,216
Nordstrom, Inc.	10,925	783,432
Target Corp.	143,560	11,292,430

		17,047,345

Specialty Retail (1.6%)
Advance Auto Parts, Inc.	5,743	1,088,471
AutoNation, Inc.*	5,977	347,742
AutoZone, Inc.*	5,910	4,277,835
Bed Bath & Beyond, Inc.*	13,302	758,480
Best Buy Co., Inc.	24,071	893,515
CarMax, Inc.*	16,317	967,924
GameStop Corp., Class A	8,652	356,549
Gap, Inc.	18,658	531,753
Home Depot, Inc.	100,712	11,631,229
L Brands, Inc.	20,151	1,816,210
Lowe’s Cos., Inc.	72,566	5,001,249
Office Depot, Inc.*	413,800	2,656,596
O’Reilly Automotive, Inc.*	7,797	1,949,250
Ross Stores, Inc.	32,454	1,573,045
Signet Jewelers Ltd.	6,243	849,860
Staples, Inc.	50,074	587,368
Tiffany & Co.	8,799	679,459
TJX Cos., Inc.	52,891	3,777,475
Tractor Supply Co.	10,653	898,261
Urban Outfitters, Inc.*	7,437	218,499

		40,860,770

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	21,531	622,892
Fossil Group, Inc.*	3,248	181,498

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hanesbrands, Inc.	31,500	$911,610
Michael Kors Holdings Ltd.*	15,170	640,781
NIKE, Inc., Class B	75,873	9,330,103
PVH Corp.	6,454	657,921
Ralph Lauren Corp.	4,683	553,343
Under Armour, Inc., Class A*	14,115	1,366,050
VF Corp.	26,707	1,821,684

		16,085,882

Total Consumer Discretionary		307,692,980

Consumer Staples (6.9%)
Beverages (1.2%)
Brown-Forman Corp., Class B	8,322	806,402
Coca-Cola Co.	307,052	12,318,926
Coca-Cola Enterprises, Inc.	16,530	799,225
Constellation Brands, Inc., Class A	13,443	1,683,198
Dr. Pepper Snapple Group, Inc.	14,972	1,183,537
Molson Coors Brewing Co., Class B	12,396	1,029,116
Monster Beverage Corp.*	11,927	1,611,815
PepsiCo, Inc.	115,213	10,864,586

		30,296,805

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	35,186	5,086,840
CVS Health Corp.	87,409	8,433,220
Kroger Co.	76,189	2,748,137
Sysco Corp.	43,393	1,691,025
Walgreens Boots Alliance, Inc.	68,534	5,695,175
Wal-Mart Stores, Inc.	123,889	8,032,963
Whole Foods Market, Inc.	183,153	5,796,793

		37,484,153

Food Products (2.0%)
Archer-Daniels-Midland Co.	47,759	1,979,611
Blue Buffalo Pet Products, Inc.*	6,200	111,042
Campbell Soup Co.	14,170	718,136
ConAgra Foods, Inc.	33,861	1,371,709
General Mills, Inc.	46,959	2,635,809
Hershey Co.	11,456	1,052,577
Hormel Foods Corp.	10,738	679,823
J.M. Smucker Co.	8,072	920,934
Kellogg Co.	19,967	1,328,804
Keurig Green Mountain, Inc.	9,234	481,461
Kraft Heinz Co.	160,375	11,319,267
McCormick & Co., Inc. (Non-Voting)	9,096	747,509
Mead Johnson Nutrition Co.	97,063	6,833,235
Mondelez International, Inc., Class A	444,462	18,609,624
Tyson Foods, Inc., Class A	23,871	1,028,840

		49,818,381

Household Products (1.1%)
Clorox Co.	10,090	1,165,698
Colgate-Palmolive Co.	70,597	4,480,086
Kimberly-Clark Corp.	28,570	3,115,273
Procter & Gamble Co.	273,459	19,672,640

		28,433,697

Personal Products (0.1%)
Avon Products, Inc.	171,133	556,182
Estee Lauder Cos., Inc., Class A	17,785	1,434,894

		1,991,076

Tobacco (1.0%)
Altria Group, Inc.	153,777	8,365,469
Philip Morris International, Inc.	159,302	12,637,428
Reynolds American, Inc.	65,009	2,877,948

		23,880,845

Total Consumer Staples		171,904,957

Energy (6.0%)
Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	34,186	1,779,039
Cameron International Corp.*	15,021	921,088
Diamond Offshore Drilling, Inc.	5,358	92,693
Ensco plc, Class A	57,398	808,164
FMC Technologies, Inc.*	17,998	557,938
Frank’s International N.V.	178,592	2,737,815
Halliburton Co.	123,233	4,356,286
Helmerich & Payne, Inc.	8,583	405,633
National Oilwell Varco, Inc.	30,102	1,133,340
Schlumberger Ltd.	131,179	9,047,416
Transocean Ltd.	27,153	350,817
Weatherford International plc*	512,122	4,342,795

		26,533,024

Oil, Gas & Consumable Fuels (4.9%)
Anadarko Petroleum Corp.	57,644	3,481,121
Apache Corp.	29,646	1,160,937
Cabot Oil & Gas Corp.	32,360	707,390
Cenovus Energy, Inc.	90,751	1,375,785
Chesapeake Energy Corp.	41,252	302,377
Chevron Corp.	363,524	28,674,773
Cimarex Energy Co.	7,463	764,808
Cobalt International Energy, Inc.*	174,124	1,232,798
Columbia Pipeline Group, Inc.	24,911	455,622
ConocoPhillips Co.	122,340	5,867,427
CONSOL Energy, Inc.	18,359	179,918
Devon Energy Corp.	30,301	1,123,864
Enbridge, Inc.	47,400	1,759,962
EOG Resources, Inc.	138,872	10,109,882
EQT Corp.	11,926	772,447
Exxon Mobil Corp.	327,008	24,313,045
Hess Corp.	18,912	946,735
Kinder Morgan, Inc.	195,969	5,424,422
Marathon Oil Corp.	52,962	815,615
Marathon Petroleum Corp.	42,051	1,948,223
Murphy Oil Corp.	12,736	308,211
Newfield Exploration Co.*	12,782	420,528
Noble Energy, Inc.	72,391	2,184,760
Occidental Petroleum Corp.	190,907	12,628,498
ONEOK, Inc.	16,616	535,035
Phillips 66	37,554	2,885,649
Pioneer Natural Resources Co.	11,711	1,424,526
Range Resources Corp.	13,222	424,691
Southwestern Energy Co.*	30,152	382,629
Spectra Energy Corp.	52,655	1,383,247
Tesoro Corp.	9,655	938,852
Total S.A.	93,493	4,215,141
Valero Energy Corp.	38,989	2,343,239
Williams Cos., Inc.	53,508	1,971,770

		123,463,927

Total Energy		149,996,951

Financials (14.6%)
Banks (5.0%)
Bank of America Corp.	821,043	12,791,850
BB&T Corp.	61,145	2,176,762
Citigroup, Inc.	551,197	27,344,883
Citizens Financial Group, Inc.	314,603	7,506,428
Comerica, Inc.	13,902	571,372
Fifth Third Bancorp	62,999	1,191,311
Huntington Bancshares, Inc./Ohio	62,985	667,641
JPMorgan Chase & Co.	534,387	32,581,575
KeyCorp	65,949	857,997
M&T Bank Corp.	10,450	1,274,378
PacWest Bancorp	32,800	1,404,168

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
People’s United Financial, Inc.	24,574	$386,549
PNC Financial Services Group, Inc.	52,882	4,717,074
Regions Financial Corp.	103,912	936,247
SunTrust Banks, Inc./Georgia	40,630	1,553,691
U.S. Bancorp	129,828	5,324,246
Umpqua Holdings Corp.	66,000	1,075,800
Wells Fargo & Co.	424,971	21,822,261
Zions Bancorp	16,180	445,597

		124,629,830

Capital Markets (2.8%)
Affiliated Managers Group, Inc.*	4,258	728,075
Ameriprise Financial, Inc.	101,118	11,035,007
Bank of New York Mellon Corp.	86,784	3,397,594
BlackRock, Inc.	10,048	2,988,979
Charles Schwab Corp.	193,520	5,526,931
E*TRADE Financial Corp.*	23,027	606,301
Franklin Resources, Inc.	30,330	1,130,096
Goldman Sachs Group, Inc.	96,394	16,749,421
Invesco Ltd.	86,425	2,699,053
Legg Mason, Inc.	8,605	358,054
Morgan Stanley	119,499	3,764,218
Northern Trust Corp.	147,075	10,024,632
Oaktree Capital Group LLC	135,992	6,731,604
State Street Corp.	32,009	2,151,325
T. Rowe Price Group, Inc.	20,095	1,396,603

		69,287,893

Consumer Finance (1.2%)
Ally Financial, Inc.*	229,230	4,671,707
American Express Co.	209,067	15,498,137
Capital One Financial Corp.	42,543	3,085,218
Discover Financial Services	82,141	4,270,511
Navient Corp.	29,336	329,737
Synchrony Financial*	55,800	1,746,540

		29,601,850

Diversified Financial Services (1.7%)
Berkshire Hathaway, Inc., Class B*	146,930	19,159,672
CME Group, Inc./Illinois	50,852	4,716,014
Intercontinental Exchange, Inc.	52,556	12,350,134
Leucadia National Corp.	26,453	535,938
McGraw Hill Financial, Inc.	21,373	1,848,764
Moody’s Corp.	34,868	3,424,038
Nasdaq, Inc.	9,423	502,529

		42,537,089

Insurance (1.9%)
ACE Ltd.	60,019	6,205,965
Aflac, Inc.	33,780	1,963,631
Allstate Corp.	31,403	1,828,911
American International Group, Inc.	101,479	5,766,037
Aon plc	73,107	6,478,011
Assurant, Inc.	5,241	414,092
Chubb Corp.	17,802	2,183,415
Cincinnati Financial Corp.	11,523	619,937
Genworth Financial, Inc., Class A*	39,602	182,961
Hartford Financial Services Group, Inc.	32,537	1,489,544
Lincoln National Corp.	19,683	934,155
Loews Corp.	22,497	813,042
Marsh & McLennan Cos., Inc.	97,315	5,081,789
MetLife, Inc.	87,597	4,130,199
Principal Financial Group, Inc.	21,499	1,017,763
Progressive Corp.	74,055	2,269,045
Prudential Financial, Inc.	35,372	2,695,700
Torchmark Corp.	9,126	514,706
Travelers Cos., Inc.	24,408	2,429,328
Unum Group	19,348	620,684
XL Group plc	23,711	861,184

		48,500,099

Real Estate Investment Trusts (REITs) (2.0%)
American Tower Corp. (REIT)	101,791	8,955,572
Apartment Investment & Management Co. (REIT), Class A	12,460	461,269
AvalonBay Communities, Inc. (REIT)	10,424	1,822,324
Boston Properties, Inc. (REIT)	12,045	1,426,128
Crown Castle International Corp. (REIT)	78,677	6,205,255
Equinix, Inc. (REIT)	4,468	1,221,551
Equity Residential (REIT)	28,555	2,145,052
Essex Property Trust, Inc. (REIT)	5,157	1,152,177
General Growth Properties, Inc. (REIT)	45,845	1,190,595
HCP, Inc. (REIT)	36,281	1,351,467
Host Hotels & Resorts, Inc. (REIT)	58,911	931,383
Iron Mountain, Inc. (REIT)	14,907	462,415
Kimco Realty Corp. (REIT)	32,310	789,333
Macerich Co. (REIT)	10,555	810,835
PennyMac Mortgage Investment Trust (REIT)	371,863	5,752,721
Plum Creek Timber Co., Inc. (REIT)	13,690	540,892
Prologis, Inc. (REIT)	41,107	1,599,062
Public Storage (REIT)	11,531	2,440,306
Realty Income Corp. (REIT)	18,297	867,095
Simon Property Group, Inc. (REIT)	24,267	4,458,333
SL Green Realty Corp. (REIT)	7,813	845,054
Ventas, Inc. (REIT)	26,078	1,461,933
Vornado Realty Trust (REIT)	13,897	1,256,567
Welltower, Inc. (REIT)	27,599	1,869,004
Weyerhaeuser Co. (REIT)	40,328	1,102,567

		51,118,890

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	22,735	727,520

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	38,377	390,294

Total Financials		366,793,465

Health Care (12.8%)
Biotechnology (2.8%)
Agios Pharmaceuticals, Inc.*	29,200	2,061,228
Alexion Pharmaceuticals, Inc.*	17,738	2,774,046
Amgen, Inc.	59,470	8,225,890
Baxalta, Inc.	42,476	1,338,419
Biogen, Inc.*	18,445	5,382,435
Celgene Corp.*	62,002	6,706,756
Gilead Sciences, Inc.	191,978	18,850,320
Incyte Corp.*	88,100	9,720,073
Kite Pharma, Inc.*	49,100	2,733,888
Puma Biotechnology, Inc.*	14,100	1,062,576
Regeneron Pharmaceuticals, Inc.*	6,065	2,821,074
Seattle Genetics, Inc.*	131,339	5,064,432
Vertex Pharmaceuticals, Inc.*	19,189	1,998,343

		68,739,480

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	116,895	4,701,517
Baxter International, Inc.	42,787	1,405,553
Becton, Dickinson and Co	16,491	2,187,696
Boston Scientific Corp.*	105,406	1,729,712
C.R. Bard, Inc.	5,820	1,084,324
DENTSPLY International, Inc.	10,931	552,781
Edwards Lifesciences Corp.*	8,433	1,198,920
Intuitive Surgical, Inc.*	2,904	1,334,620

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Medtronic plc	415,027	$27,781,907
St. Jude Medical, Inc.	40,698	2,567,637
Stryker Corp.	24,808	2,334,433
Varian Medical Systems, Inc.*	7,743	571,279
Zimmer Biomet Holdings, Inc.	13,398	1,258,474

		48,708,853

Health Care Providers & Services (2.5%)
Aetna, Inc.	27,341	2,991,379
AmerisourceBergen Corp.	35,209	3,344,503
Anthem, Inc.	20,517	2,872,380
Cardinal Health, Inc.	25,675	1,972,353
Cigna Corp.	20,196	2,726,864
DaVita HealthCare Partners, Inc.*	60,153	4,350,866
Express Scripts Holding Co.*	286,685	23,210,018
HCA Holdings, Inc.*	25,074	1,939,725
Henry Schein, Inc.*	6,541	868,121
Humana, Inc.	11,619	2,079,801
Laboratory Corp. of America Holdings*	7,882	854,960
McKesson Corp.	18,228	3,372,727
Patterson Cos., Inc.	6,832	295,484
Quest Diagnostics, Inc.	11,259	692,091
Tenet Healthcare Corp.*	7,853	289,933
UnitedHealth Group, Inc.	74,788	8,676,156
Universal Health Services, Inc., Class B	7,156	893,140

		61,430,501

Health Care Technology (0.2%)
Cerner Corp.*	95,241	5,710,650

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	25,992	892,305
Illumina, Inc.*	14,300	2,514,226
PerkinElmer, Inc.	9,012	414,192
Thermo Fisher Scientific, Inc.	129,353	15,817,285
Waters Corp.*	6,453	762,809

		20,400,817

Pharmaceuticals (4.6%)
AbbVie, Inc.	129,823	7,063,669
Allergan plc*	79,733	21,672,227
Bristol-Myers Squibb Co.	130,782	7,742,294
Eli Lilly & Co.	111,810	9,357,379
Endo International plc*	16,253	1,126,008
GlaxoSmithKline plc (ADR)	147,008	5,652,458
Johnson & Johnson	217,180	20,273,753
Mallinckrodt plc*	9,204	588,504
Merck & Co., Inc.	220,908	10,910,646
Mylan N.V.*	32,384	1,303,780
Novartis AG (ADR)	95,470	8,775,602
Perrigo Co. plc	11,473	1,804,359
Pfizer, Inc.	483,702	15,193,080
Phibro Animal Health Corp., Class A	73,768	2,333,282
Zoetis, Inc.	36,002	1,482,562

		115,279,603

Total Health Care		320,269,904

Industrials (8.5%)
Aerospace & Defense (2.2%)
B/E Aerospace, Inc.	23,036	1,011,280
Boeing Co.	106,075	13,890,521
General Dynamics Corp.	23,793	3,282,244
Hexcel Corp.	96,325	4,321,140
Honeywell International, Inc.	105,664	10,005,324
L-3 Communications Holdings, Inc.	6,301	658,581
Lockheed Martin Corp.	20,946	4,342,315
Northrop Grumman Corp.	14,698	2,439,133
Precision Castparts Corp.	10,784	2,477,193
Raytheon Co.	23,808	2,601,262
Rockwell Collins, Inc.	10,335	845,817
Textron, Inc.	21,680	816,035
TransDigm Group, Inc.*	13,800	2,931,258
United Technologies Corp.	64,960	5,780,790

		55,402,893

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	11,122	753,849
Expeditors International of Washington, Inc.	14,836	698,034
FedEx Corp.	20,601	2,966,132
United Parcel Service, Inc., Class B	54,779	5,406,140

		9,824,155

Airlines (0.5%)
American Airlines Group, Inc.	162,366	6,304,672
Delta Air Lines, Inc.	62,383	2,799,125
Southwest Airlines Co.	51,713	1,967,163
United Continental Holdings, Inc.*	29,628	1,571,765

		12,642,725

Building Products (0.0%)
Allegion plc	7,431	428,471
Masco Corp.	26,976	679,256

		1,107,727

Commercial Services & Supplies (0.8%)
ADT Corp.	13,221	395,308
Cintas Corp.	7,002	600,421
Covanta Holding Corp.	365,476	6,377,556
Pitney Bowes, Inc.	16,076	319,109
Rentokil Initial plc	2,015,803	4,496,669
Republic Services, Inc.	18,883	777,980
Stericycle, Inc.*	6,654	926,969
Tyco International plc	33,060	1,106,188
Waste Connections, Inc.	43,163	2,096,858
Waste Management, Inc.	32,987	1,643,082

		18,740,140

Construction & Engineering (0.1%)
Fluor Corp.	11,368	481,435
Jacobs Engineering Group, Inc.*	9,710	363,445
Quanta Services, Inc.*	16,012	387,651

		1,232,531

Electrical Equipment (0.4%)
AMETEK, Inc.	18,964	992,196
Eaton Corp. plc	102,835	5,275,436
Emerson Electric Co.	51,540	2,276,522
Rockwell Automation, Inc.	10,518	1,067,261
Sensata Technologies Holding N.V.*	21,300	944,442

		10,555,857

Industrial Conglomerates (1.8%)
3M Co.	48,999	6,946,588
Danaher Corp.	91,568	7,802,509
General Electric Co.	1,169,788	29,502,054
Roper Technologies, Inc.	7,896	1,237,303

		45,488,454

Machinery (1.3%)
Allison Transmission Holdings, Inc.	216,342	5,774,168
Caterpillar, Inc.	47,265	3,089,240
Cummins, Inc.	13,031	1,414,906
Deere & Co.	24,451	1,809,374
Dover Corp.	12,272	701,713
Flowserve Corp.	10,430	429,090
IDEX Corp.	27,437	1,956,258
Illinois Tool Works, Inc.	25,841	2,126,973
Ingersoll-Rand plc	20,812	1,056,625
Joy Global, Inc.	7,764	115,916

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
PACCAR, Inc.	27,840	$1,452,413
Parker-Hannifin Corp.	10,857	1,056,386
Pentair plc	156,972	8,011,851
Snap-on, Inc.	4,548	686,475
Stanley Black & Decker, Inc.	12,019	1,165,603
Xylem, Inc.	14,122	463,908

		31,310,899

Professional Services (0.2%)
Dun & Bradstreet Corp.	2,868	301,140
Equifax, Inc.	9,274	901,247
Nielsen Holdings plc	96,171	4,276,725
Robert Half International, Inc.	10,512	537,794

		6,016,906

Road & Rail (0.7%)
Canadian National Railway Co.	38,000	2,156,880
CSX Corp.	77,154	2,075,443
J.B. Hunt Transport Services, Inc.	7,184	512,938
Kansas City Southern	8,656	786,657
Norfolk Southern Corp.	23,638	1,805,943
Ryder System, Inc.	4,225	312,819
Union Pacific Corp.	105,953	9,367,305

		17,017,985

Trading Companies & Distributors (0.1%)
Fastenal Co.	22,758	833,170
United Rentals, Inc.*	7,480	449,174
W.W. Grainger, Inc.	4,786	1,029,038

		2,311,382

Total Industrials		211,651,654

Information Technology (15.6%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	399,496	10,486,770
F5 Networks, Inc.*	5,569	644,890
Harris Corp.	9,826	718,772
Juniper Networks, Inc.	27,568	708,773
Motorola Solutions, Inc.	12,523	856,323
QUALCOMM, Inc.	123,229	6,621,094

		20,036,622

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	24,247	1,235,627
CDW Corp.	82,892	3,386,967
Corning, Inc.	96,150	1,646,088
FLIR Systems, Inc.	11,146	311,977
Jabil Circuit, Inc.	258,483	5,782,265
TE Connectivity Ltd.	31,559	1,890,068

		14,252,992

Internet Software & Services (2.9%)
Akamai Technologies, Inc.*	14,008	967,392
eBay, Inc.*	87,884	2,147,885
Facebook, Inc., Class A*	251,730	22,630,527
Google, Inc., Class A*	24,505	15,643,257
Google, Inc., Class C*	42,171	25,657,680
Marin Software, Inc.*	301,682	944,265
VeriSign, Inc.*	50,607	3,570,830
Yahoo!, Inc.*	67,927	1,963,769

		73,525,605

IT Services (2.5%)
Accenture plc, Class A	81,003	7,959,355
Alliance Data Systems Corp.*	4,819	1,248,024
Automatic Data Processing, Inc.	36,534	2,935,872
Cognizant Technology Solutions Corp., Class A*	85,706	5,366,053
Computer Sciences Corp.	10,790	662,290
Fidelity National Information Services, Inc.	22,085	1,481,462
Fiserv, Inc.*	18,398	1,593,451
International Business Machines Corp.	70,679	10,246,335
Jack Henry & Associates, Inc.	32,059	2,231,627
MasterCard, Inc., Class A	78,273	7,053,963
Paychex, Inc.	25,213	1,200,895
PayPal Holdings, Inc.*	86,983	2,699,952
Teradata Corp.*	11,106	321,630
Total System Services, Inc.	13,132	596,587
Visa, Inc., Class A	208,639	14,533,793
Western Union Co.	40,112	736,456
Xerox Corp.	78,796	766,685

		61,634,430

Semiconductors & Semiconductor Equipment (2.0%)
Altera Corp.	23,717	1,187,747
Analog Devices, Inc.	24,602	1,387,799
Applied Materials, Inc.	94,164	1,383,269
ARM Holdings plc (ADR)	25,800	1,115,850
ASML Holding N.V. (N.Y. Shares)	20,141	1,772,005
Avago Technologies Ltd.	51,964	6,496,020
Broadcom Corp., Class A	113,789	5,852,168
First Solar, Inc.*	5,998	256,414
Intel Corp.	372,854	11,237,820
KLA-Tencor Corp.	12,356	617,800
Lam Research Corp.	12,407	810,549
Linear Technology Corp.	18,734	755,917
Microchip Technology, Inc.	16,556	713,398
Micron Technology, Inc.*	84,425	1,264,687
NVIDIA Corp.	40,160	989,944
ON Semiconductor Corp.*	320,854	3,016,028
Qorvo, Inc.*	11,728	528,346
Skyworks Solutions, Inc.	14,960	1,259,782
Texas Instruments, Inc.	190,667	9,441,830
Xilinx, Inc.	20,287	860,169

		50,947,542

Software (2.9%)
Activision Blizzard, Inc.	268,447	8,292,328
Adobe Systems, Inc.*	39,031	3,209,129
Autodesk, Inc.*	17,741	783,088
CA, Inc.	24,575	670,897
Citrix Systems, Inc.*	12,554	869,741
Electronic Arts, Inc.*	24,451	1,656,555
Intuit, Inc.	21,750	1,930,313
Microsoft Corp.	685,578	30,343,682
Mobileye N.V.*	18,500	841,380
Oracle Corp.	496,123	17,919,963
Red Hat, Inc.*	14,391	1,034,425
salesforce.com, Inc.*	48,752	3,384,851
Symantec Corp.	53,660	1,044,760
Tableau Software, Inc., Class A*	14,300	1,140,854

		73,121,966

Technology Hardware, Storage & Peripherals (3.9%)
Apple, Inc.	672,137	74,136,711
EMC Corp.	520,786	12,582,190
Hewlett-Packard Co.	197,449	5,056,669
NetApp, Inc.	65,636	1,942,826
SanDisk Corp.	16,035	871,181
Seagate Technology plc	23,689	1,061,267
Western Digital Corp.	18,071	1,435,560

		97,086,404

Total Information Technology		390,605,561

Materials (2.4%)
Chemicals (2.0%)
Air Products and Chemicals, Inc.	15,175	1,936,027
Airgas, Inc.	5,246	468,625
CF Industries Holdings, Inc.	18,278	820,682

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Dow Chemical Co.	90,830	$3,851,192
E.I. du Pont de Nemours & Co.	70,966	3,420,561
Eastman Chemical Co.	11,658	754,506
Ecolab, Inc.	20,830	2,285,468
FMC Corp.	10,630	360,463
International Flavors & Fragrances, Inc.	61,609	6,361,745
LyondellBasell Industries N.V., Class A	29,231	2,436,696
Monsanto Co.	155,958	13,309,456
Mosaic Co.	171,094	5,322,734
PPG Industries, Inc.	21,233	1,861,922
Praxair, Inc.	37,768	3,847,049
Sherwin-Williams Co.	6,214	1,384,355
Sigma-Aldrich Corp.	9,522	1,322,796

		49,744,277

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	5,255	798,497
Vulcan Materials Co.	10,396	927,323

		1,725,820

Containers & Packaging (0.1%)
Avery Dennison Corp.	7,216	408,209
Ball Corp.	10,747	668,463
Owens-Illinois, Inc.*	12,457	258,109
Sealed Air Corp.	16,145	756,878
WestRock Co.	20,537	1,056,423

		3,148,082

Metals & Mining (0.2%)
Alcoa, Inc.	102,728	992,352
Allegheny Technologies, Inc.	49,687	704,562
Barrick Gold Corp.	23,356	148,544
Freeport-McMoRan, Inc.	101,337	981,956
Newmont Mining Corp.	41,272	663,241
Nucor Corp.	40,877	1,534,931

		5,025,586

Paper & Forest Products (0.0%)
International Paper Co.	32,764	1,238,152

Total Materials		60,881,917

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	482,420	15,717,244
CenturyLink, Inc.	44,155	1,109,174
Frontier Communications Corp.	91,886	436,458
Level 3 Communications, Inc.*	22,606	987,656
Verizon Communications, Inc.	365,070	15,884,196
Vivendi S.A.	244,480	5,788,053
Zayo Group Holdings, Inc.*	205,026	5,199,459

		45,122,240

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	109,557	4,361,464

Total Telecommunication Services		49,483,704

Utilities (2.4%)
Electric Utilities (1.3%)
American Electric Power Co., Inc.	38,475	2,187,689
Duke Energy Corp.	53,986	3,883,753
Edison International	25,977	1,638,369
Entergy Corp.	14,081	916,673
Eversource Energy	24,876	1,259,223
Exelon Corp.	67,577	2,007,037
FirstEnergy Corp.	33,133	1,037,394
ITC Holdings Corp.	222,913	7,431,919
NextEra Energy, Inc.	36,099	3,521,457
Pepco Holdings, Inc.	20,157	488,203
Pinnacle West Capital Corp.	8,817	565,522
PPL Corp.	52,546	1,728,238
Southern Co.	71,248	3,184,786
Xcel Energy, Inc.	39,781	1,408,645

		31,258,908

Gas Utilities (0.0%)
AGL Resources, Inc.	9,541	582,383

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	247,393	2,421,978
Calpine Corp.*	56,959	831,601
Dynegy, Inc.*	215,537	4,455,150
NextEra Energy Partners LP	39,900	869,820
NRG Energy, Inc.	95,120	1,412,532

		9,991,081

Multi-Utilities (0.7%)
Ameren Corp.	19,346	817,756
CenterPoint Energy, Inc.	33,508	604,484
CMS Energy Corp.	21,548	761,075
Consolidated Edison, Inc.	22,970	1,535,545
Dominion Resources, Inc.	46,613	3,280,623
DTE Energy Co.	14,077	1,131,369
NiSource, Inc.	24,717	458,500
PG&E Corp.	38,394	2,027,203
Public Service Enterprise Group, Inc.	40,358	1,701,493
SCANA Corp.	11,395	641,083
Sempra Energy	38,560	3,729,523
TECO Energy, Inc.	18,262	479,560
WEC Energy Group, Inc.	24,759	1,292,915

		18,461,129

Total Utilities		60,293,501

Total Common Stocks (83.5%) (Cost $1,698,435,593)		2,089,574,594

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(6.2%)
iShares® Core S&P 500 ETF	260,644	50,228,705
iShares® Morningstar Large-Cap ETF	157,902	17,670,813
iShares® Morningstar Large-Cap Growth ETF	64,798	7,256,728
iShares® Morningstar Large-Cap Value ETF	7,163	552,769
iShares® Russell 1000 ETF	233,799	25,028,183
iShares® Russell 1000 Growth ETF	72,197	6,714,321
iShares® Russell 1000 Value ETF	10,325	963,116
iShares® S&P 100 ETF	56,815	4,816,776
iShares® S&P 500 Growth ETF	64,648	6,969,054
iShares® S&P 500 Value ETF	6,446	541,657
Vanguard Growth ETF	79,500	7,973,055
Vanguard Large-Cap ETF	289,413	25,482,815
Vanguard Value ETF	6,700	514,225

Total Investment Companies (6.2%) (Cost $116,008,439)		154,712,217

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	22,402,657	$22,402,657

Total Short-Term Investment (0.9%) (Cost $22,402,657)		22,402,657

Total Investments (90.6%) (Cost $1,836,846,689)		2,266,689,468
Other Assets Less Liabilities (9.4%)		236,293,069

Net Assets (100%)		$2,502,982,537

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	2,438	December-15	$240,299,707	$232,670,530	$(7,629,177)

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$307,692,980	$—	$—	$307,692,980
Consumer Staples	171,904,957	—	—	171,904,957
Energy	145,781,810	4,215,141	—	149,996,951
Financials	366,793,465	—	—	366,793,465
Health Care	320,269,904	—	—	320,269,904
Industrials	207,154,985	4,496,669	—	211,651,654
Information Technology	390,605,561	—	—	390,605,561
Materials	60,881,917	—	—	60,881,917
Telecommunication Services	43,695,651	5,788,053	—	49,483,704
Utilities	60,293,501	—	—	60,293,501
Investment Companies
Exchange Traded Funds (ETFs)	154,712,217	—	—	154,712,217
Short-Term Investments	22,402,657	—	—	22,402,657

Total Assets	$2,252,189,605	$14,499,863	$—	$2,266,689,468

Liabilities:
Futures	$(7,629,177)	$—	$—	$(7,629,177)

Total Liabilities	$(7,629,177)	$—	$—	$(7,629,177)

Total	$2,244,560,428	$14,499,863	$—	$2,259,060,291

There were no transfers between Levels 1, 2 or 3 during nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$517,266,083
Aggregate gross unrealized depreciation	(90,321,226)

Net unrealized appreciation	$426,944,857

Federal income tax cost of investments	$1,839,744,611

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.6%)
Auto Components (0.5%)
BorgWarner, Inc.	131,363	$5,463,387
Delphi Automotive plc	187,874	14,285,939
Gentex Corp.	39,208	607,724
Johnson Controls, Inc.	38,956	1,611,220
Lear Corp.	15,991	1,739,501
Visteon Corp.*	10,984	1,112,020

		24,819,791

Automobiles (0.3%)
Harley-Davidson, Inc.	30,927	1,697,892
Tesla Motors, Inc.*	53,294	13,238,230
Thor Industries, Inc.	12,211	632,530

		15,568,652

Distributors (0.1%)
Genuine Parts Co.	38,409	3,183,722
LKQ Corp.*	82,631	2,343,415

		5,527,137

Diversified Consumer Services (0.3%)
H&R Block, Inc.	69,909	2,530,706
Service Corp. International	54,895	1,487,654
ServiceMaster Global Holdings, Inc.*	319,256	10,711,039

		14,729,399

Hotels, Restaurants & Leisure (3.4%)
Aramark	48,045	1,424,054
Brinker International, Inc.	16,549	871,636
Chipotle Mexican Grill, Inc.*	39,651	28,558,633
Choice Hotels International, Inc.	9,899	471,687
Darden Restaurants, Inc.	6,992	479,232
Domino’s Pizza, Inc.	14,993	1,617,895
Dunkin’ Brands Group, Inc.	26,142	1,280,958
Extended Stay America, Inc.	16,677	279,840
Hilton Worldwide Holdings, Inc.	518,625	11,897,257
International Game Technology plc (Italian Stock Exchange)	17,697	271,295
Las Vegas Sands Corp.	147,445	5,598,487
Marriott International, Inc., Class A	91,417	6,234,639
McDonald’s Corp.	260,373	25,654,552
MGM Resorts International*	260,194	4,800,579
Norwegian Cruise Line Holdings Ltd.*	32,800	1,879,440
Panera Bread Co., Class A*	6,879	1,330,467
Royal Caribbean Cruises Ltd.	35,600	3,171,604
Six Flags Entertainment Corp.	19,440	889,963
Starbucks Corp.	879,007	49,962,758
Starwood Hotels & Resorts Worldwide, Inc.	46,420	3,086,002
Vail Resorts, Inc.	54,030	5,655,860
Wyndham Worldwide Corp.	32,610	2,344,659
Wynn Resorts Ltd.	19,538	1,037,859
Yum! Brands, Inc.	117,459	9,390,847

		168,190,203

Household Durables (0.5%)
D.R. Horton, Inc.	36,917	1,083,883
GoPro, Inc., Class A*	24,240	756,773
Harman International Industries, Inc.	19,328	1,855,295
Jarden Corp.*	206,193	10,078,714
Leggett & Platt, Inc.	37,427	1,543,864
Lennar Corp., Class A	18,513	891,031
Lennar Corp., Class B	1,063	42,095
Mohawk Industries, Inc.*	11,772	2,140,032
Newell Rubbermaid, Inc.	36,788	1,460,851
NVR, Inc.*	1,105	1,685,368
Tempur Sealy International, Inc.*	16,577	1,184,095
Toll Brothers, Inc.*	16,416	562,084
TopBuild Corp.*	10,818	335,033
Tupperware Brands Corp.	12,631	625,108
Whirlpool Corp.	1,670	245,924

		24,490,150

Internet & Catalog Retail (3.5%)
Amazon.com, Inc.*	209,574	107,278,835
Expedia, Inc.	26,791	3,152,765
Groupon, Inc.*	138,321	450,926
HomeAway, Inc.*	8,511	225,882
Liberty Interactive Corp. QVC Group*	54,688	1,434,466
Liberty Ventures*	38,496	1,553,314
Netflix, Inc.*	133,665	13,802,248
Priceline Group, Inc.*	28,218	34,901,716
TripAdvisor, Inc.*	30,468	1,920,093
Vipshop Holdings Ltd. (ADR)*	228,000	3,830,400

		168,550,645

Leisure Products (0.1%)
Brunswick Corp.	18,528	887,306
Hasbro, Inc.	24,571	1,772,552
Polaris Industries, Inc.	18,054	2,164,133
Vista Outdoor, Inc.*	2,319	103,033

		4,927,024

Media (4.0%)
AMC Networks, Inc., Class A*	16,272	1,190,622
Cablevision Systems Corp. - New York Group, Class A	8,145	264,468
CBS Corp. (Non-Voting), Class B	133,687	5,334,111
Charter Communications, Inc., Class A*	20,362	3,580,658
Cinemark Holdings, Inc.	172,614	5,608,229
Clear Channel Outdoor Holdings, Inc., Class A*	3,953	28,185
Comcast Corp., Class A	614,235	34,971,348
Discovery Communications, Inc., Class A*	38,487	1,001,817
Discovery Communications, Inc., Class C*	67,782	1,646,425
DISH Network Corp., Class A*	39,786	2,321,115
Interpublic Group of Cos., Inc.	112,171	2,145,831
Liberty Global plc*	106,056	4,350,417
Lions Gate Entertainment Corp.	25,742	947,306
Live Nation Entertainment, Inc.*	39,544	950,638
Madison Square Garden Co., Class A*	16,701	1,204,810
Morningstar, Inc.	5,290	424,575
Omnicom Group, Inc.	66,366	4,373,519
Regal Entertainment Group, Class A	23,117	432,057
Scripps Networks Interactive, Inc., Class A	24,829	1,221,338
Sirius XM Holdings, Inc.*	624,348	2,335,062
Starz, Class A*	23,328	871,068
Time Warner Cable, Inc.	76,790	13,773,822
Time Warner, Inc.	199,699	13,729,306
Twenty-First Century Fox, Inc., Class A	231,521	6,246,437
Twenty-First Century Fox, Inc., Class B	88,935	2,407,470
Viacom, Inc., Class A	2,884	127,675
Viacom, Inc., Class B	94,150	4,062,572

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Walt Disney Co.	765,489	$78,232,976

		193,783,857

Multiline Retail (0.7%)
Dillard’s, Inc., Class A	793	69,300
Dollar General Corp.	82,499	5,976,228
Dollar Tree, Inc.*	305,849	20,387,894
Macy’s, Inc.	66,904	3,433,513
Nordstrom, Inc.	38,126	2,734,016
Sears Holdings Corp.*	385	8,701
Target Corp.	14,396	1,132,389

		33,742,041

Specialty Retail (3.5%)
Aaron’s, Inc.	2,916	105,297
Advance Auto Parts, Inc.	19,873	3,766,530
AutoNation, Inc.*	19,791	1,151,440
AutoZone, Inc.*	16,372	11,850,545
Bed Bath & Beyond, Inc.*	46,535	2,653,426
Cabela’s, Inc.*	1,452	66,211
CarMax, Inc.*	116,868	6,932,610
CST Brands, Inc.	17,513	589,488
Dick’s Sporting Goods, Inc.	17,150	850,811
DSW, Inc., Class A	1,229	31,106
Foot Locker, Inc.	32,862	2,365,078
Gap, Inc.	64,733	1,844,891
GNC Holdings, Inc., Class A	23,525	950,880
Home Depot, Inc.	505,923	58,429,047
L Brands, Inc.	67,219	6,058,448
Lowe’s Cos., Inc.	336,727	23,207,225
Michaels Cos., Inc.*	17,505	404,366
Murphy USA, Inc.*	772	42,421
Office Depot, Inc.*	27,062	173,738
O’Reilly Automotive, Inc.*	27,434	6,858,500
Penske Automotive Group, Inc.	4,459	215,994
Ross Stores, Inc.	176,577	8,558,687
Sally Beauty Holdings, Inc.*	42,832	1,017,260
Signet Jewelers Ltd.	21,807	2,968,587
Tiffany & Co.	23,135	1,786,485
TJX Cos., Inc.	184,821	13,199,916
Tractor Supply Co.	92,702	7,816,633
Ulta Salon Cosmetics & Fragrance, Inc.*	17,452	2,850,784
Urban Outfitters, Inc.*	25,022	735,146
Williams-Sonoma, Inc.	24,895	1,900,733

		169,382,283

Textiles, Apparel & Luxury Goods (1.7%)
Carter’s, Inc.	14,272	1,293,614
Coach, Inc.	10,804	312,560
Fossil Group, Inc.*	9,132	510,296
Hanesbrands, Inc.	267,010	7,727,269
Kate Spade & Co.*	34,143	652,473
lululemon athletica, Inc.*	30,303	1,534,847
Michael Kors Holdings Ltd.*	53,976	2,279,946
NIKE, Inc., Class B	439,622	54,060,317
Ralph Lauren Corp.	919	108,589
Skechers USA, Inc., Class A*	11,114	1,490,165
Under Armour, Inc., Class A*	86,291	8,351,243
VF Corp.	91,812	6,262,497

		84,583,816

Total Consumer Discretionary		908,294,998

Consumer Staples (7.1%)
Beverages (2.3%)
Brown-Forman Corp., Class A	6,856	733,523
Brown-Forman Corp., Class B	31,854	3,086,653
Coca-Cola Co.	1,065,174	42,734,781
Coca-Cola Enterprises, Inc.	63,289	3,060,023
Constellation Brands, Inc., Class A	117,284	14,685,130
Dr. Pepper Snapple Group, Inc.	52,083	4,117,161
Monster Beverage Corp.*	40,641	5,492,225
PepsiCo, Inc.	400,957	37,810,245

		111,719,741

Food & Staples Retailing (1.9%)
Costco Wholesale Corp.	129,506	18,722,683
CVS Health Corp.	477,436	46,063,025
Kroger Co.	266,319	9,606,126
Rite Aid Corp.*	159,555	968,499
Sprouts Farmers Market, Inc.*	41,463	874,869
Sysco Corp.	50,323	1,961,087
Walgreens Boots Alliance, Inc.	144,484	12,006,621
Whole Foods Market, Inc.	89,149	2,821,566

		93,024,476

Food Products (1.0%)
Blue Buffalo Pet Products, Inc.*	6,819	122,128
Campbell Soup Co.	27,859	1,411,894
ConAgra Foods, Inc.	15,570	630,741
Flowers Foods, Inc.	42,101	1,041,579
General Mills, Inc.	161,923	9,088,738
Hain Celestial Group, Inc.*	27,871	1,438,144
Hershey Co.	39,574	3,636,059
Hormel Foods Corp.	36,350	2,301,318
Ingredion, Inc.	2,449	213,822
Kellogg Co.	61,055	4,063,210
Keurig Green Mountain, Inc.	74,305	3,874,263
Kraft Heinz Co.	160,796	11,348,982
McCormick & Co., Inc. (Non-Voting)	34,712	2,852,632
Mead Johnson Nutrition Co.	55,022	3,873,549
Pilgrim’s Pride Corp.	2,082	43,264
Tyson Foods, Inc., Class A	4,199	180,977
WhiteWave Foods Co.*	47,570	1,909,935

		48,031,235

Household Products (0.6%)
Church & Dwight Co., Inc.	35,551	2,982,729
Clorox Co.	28,258	3,264,647
Colgate-Palmolive Co.	215,496	13,675,376
Kimberly-Clark Corp.	78,432	8,552,225
Spectrum Brands Holdings, Inc.	6,765	619,065

		29,094,042

Personal Products (0.2%)
Coty, Inc., Class A	22,235	601,679
Estee Lauder Cos., Inc., Class A	82,781	6,678,771
Herbalife Ltd.*	16,952	923,884
Nu Skin Enterprises, Inc., Class A	3,439	141,962

		8,346,296

Tobacco (1.1%)
Altria Group, Inc.	502,682	27,345,901
Philip Morris International, Inc.	209,565	16,624,791
Reynolds American, Inc.	224,300	9,929,761

		53,900,453

Total Consumer Staples		344,116,243

Energy (0.5%)
Energy Equipment & Services (0.2%)
FMC Technologies, Inc.*	40,835	1,265,885
Oceaneering International, Inc.	4,827	189,605
RPC, Inc.	2,006	17,753

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Schlumberger Ltd.	107,403	$7,407,585

		8,880,828

Oil, Gas & Consumable Fuels (0.3%)
Cabot Oil & Gas Corp.	112,352	2,456,015
Concho Resources, Inc.*	8,300	815,890
Continental Resources, Inc.*	7,876	228,168
CVR Energy, Inc.	1,605	65,885
EOG Resources, Inc.	12,812	932,714
EQT Corp.	12,080	782,422
HollyFrontier Corp.	8,103	395,750
Marathon Petroleum Corp.	10,843	502,356
Memorial Resource Development Corp.*	23,061	405,412
ONEOK, Inc.	25,417	818,427
Pioneer Natural Resources Co.	9,598	1,167,501
Range Resources Corp.	3,117	100,118
Targa Resources Corp.	7,636	393,407
Teekay Corp.	5,056	149,860
Tesoro Corp.	2,144	208,482
Williams Cos., Inc.	203,449	7,497,096
World Fuel Services Corp.	3,649	130,634

		17,050,137

Total Energy		25,930,965

Financials (4.7%)
Banks (0.1%)
Signature Bank/New York*	12,622	1,736,282
SVB Financial Group*	8,742	1,010,051

		2,746,333

Capital Markets (1.6%)
Affiliated Managers Group, Inc.*	14,866	2,541,937
Ameriprise Financial, Inc.	41,043	4,479,023
Artisan Partners Asset Management, Inc., Class A	9,915	349,305
Bank of New York Mellon Corp.	32,903	1,288,152
BlackRock, Inc.	16,438	4,889,812
Charles Schwab Corp.	866,326	24,742,271
Eaton Vance Corp.	31,900	1,066,098
Federated Investors, Inc., Class B	25,302	731,228
Interactive Brokers Group, Inc., Class A	1,399	55,219
Invesco Ltd.	15,037	469,605
Lazard Ltd., Class A	34,230	1,482,159
Legg Mason, Inc.	8,921	371,203
LPL Financial Holdings, Inc.	22,350	888,859
Morgan Stanley	161,900	5,099,850
NorthStar Asset Management Group, Inc.	52,529	754,316
Raymond James Financial, Inc.	115,065	5,710,676
SEI Investments Co.	179,006	8,633,459
State Street Corp.	47,100	3,165,591
T. Rowe Price Group, Inc.	70,786	4,919,627
TD Ameritrade Holding Corp.	135,278	4,307,252
Waddell & Reed Financial, Inc., Class A	21,393	743,835

		76,689,477

Consumer Finance (0.1%)
Ally Financial, Inc.*	9,952	202,822
American Express Co.	45,540	3,375,880
Credit Acceptance Corp.*	2,374	467,370
LendingClub Corp.*	18,645	246,673
Santander Consumer USA Holdings, Inc.*	1,541	31,467
SLM Corp.*	106,103	785,162

		5,109,374

Diversified Financial Services (0.8%)
Berkshire Hathaway, Inc., Class B*	32,839	4,282,206
CBOE Holdings, Inc.	22,675	1,521,039
Intercontinental Exchange, Inc.	59,969	14,092,115
Leucadia National Corp.	12,298	249,157
McGraw Hill Financial, Inc.	159,489	13,795,799
Moody’s Corp.	48,220	4,735,204
MSCI, Inc.	30,540	1,815,908

		40,491,428

Insurance (0.3%)
AmTrust Financial Services, Inc.	600	37,788
Aon plc	76,560	6,783,981
Arthur J. Gallagher & Co.	25,321	1,045,251
Erie Indemnity Co., Class A	6,450	534,963
Markel Corp.*	402	322,348
Marsh & McLennan Cos., Inc.	87,358	4,561,835

		13,286,166

Real Estate Investment Trusts (REITs) (1.6%)
American Tower Corp. (REIT)	184,672	16,247,442
Bluerock Residential Growth REIT, Inc. (REIT)	129,420	1,550,452
Boston Properties, Inc. (REIT)	38,047	4,504,765
Columbia Property Trust, Inc. (REIT)	4,262	98,878
Crown Castle International Corp. (REIT)	133,990	10,567,791
Digital Realty Trust, Inc. (REIT)	21,175	1,383,151
Empire State Realty Trust, Inc. (REIT), Class A	14,656	249,592
Equinix, Inc. (REIT)	15,463	4,227,584
Equity LifeStyle Properties, Inc. (REIT)	22,884	1,340,316
Extra Space Storage, Inc. (REIT)	33,355	2,573,672
Federal Realty Investment Trust (REIT)	18,657	2,545,748
Gaming and Leisure Properties, Inc. (REIT)	3,351	99,525
Healthcare Trust of America, Inc. (REIT), Class A	3,427	83,996
Iron Mountain, Inc. (REIT)	22,106	685,728
Lamar Advertising Co. (REIT), Class A	21,999	1,147,908
Omega Healthcare Investors, Inc. (REIT)	13,882	487,952
Plum Creek Timber Co., Inc. (REIT)	19,419	767,245
Post Properties, Inc. (REIT)	5,139	299,552
Public Storage (REIT)	35,922	7,602,173
Simon Property Group, Inc. (REIT)	84,554	15,534,261
Tanger Factory Outlet Centers, Inc. (REIT)	25,901	853,956
Taubman Centers, Inc. (REIT)	6,405	442,457
Welltower, Inc. (REIT)	42,956	2,908,980
Weyerhaeuser Co. (REIT)	12,436	340,000

		76,543,124

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	303,368	9,707,776
Howard Hughes Corp.*	4,262	489,022
Jones Lang LaSalle, Inc.	8,873	1,275,671
Realogy Holdings Corp.*	14,239	535,814

		12,008,283

Total Financials		226,874,185

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (15.3%)
Biotechnology (5.2%)
Agios Pharmaceuticals, Inc.*	6,876	$485,377
Alexion Pharmaceuticals, Inc.*	157,699	24,662,547
Alkermes plc*	33,431	1,961,397
Alnylam Pharmaceuticals, Inc.*	16,487	1,324,895
Amgen, Inc.	206,536	28,568,060
Baxalta, Inc.	93,880	2,958,159
Biogen, Inc.*	77,425	22,593,389
BioMarin Pharmaceutical, Inc.*	67,055	7,062,233
Bluebird Bio, Inc.*	9,718	831,375
Celgene Corp.*	468,043	50,628,211
Gilead Sciences, Inc.	517,373	50,800,855
Incyte Corp.*	79,298	8,748,948
Intercept Pharmaceuticals, Inc.*	4,307	714,359
Intrexon Corp.*	12,930	411,174
Isis Pharmaceuticals, Inc.*	32,520	1,314,458
Juno Therapeutics, Inc.*	3,331	135,538
Medivation, Inc.*	42,754	1,817,045
OPKO Health, Inc.*	82,235	691,596
Puma Biotechnology, Inc.*	6,667	502,425
Regeneron Pharmaceuticals, Inc.*	41,332	19,225,167
Seattle Genetics, Inc.*	28,660	1,105,130
United Therapeutics Corp.*	12,556	1,647,849
Vertex Pharmaceuticals, Inc.*	255,984	26,658,174

		254,848,361

Health Care Equipment & Supplies (1.4%)
Alere, Inc.*	171,542	8,259,747
Align Technology, Inc.*	116,802	6,629,682
Baxter International, Inc.	93,880	3,083,958
Becton, Dickinson and Co.	56,878	7,545,436
Boston Scientific Corp.*	29,207	479,287
C.R. Bard, Inc.	20,169	3,757,686
Cooper Cos., Inc.	8,947	1,331,850
DENTSPLY International, Inc.	9,997	505,548
DexCom, Inc.*	21,541	1,849,510
Edwards Lifesciences Corp.*	29,218	4,153,923
Hill-Rom Holdings, Inc.	13,998	727,756
Hologic, Inc.*	66,794	2,613,649
IDEXX Laboratories, Inc.*	25,424	1,887,732
Intuitive Surgical, Inc.*	23,463	10,783,126
ResMed, Inc.	38,281	1,950,800
Sirona Dental Systems, Inc.*	15,092	1,408,687
St. Jude Medical, Inc.	43,078	2,717,791
Stryker Corp.	46,519	4,377,438
Varian Medical Systems, Inc.*	27,110	2,000,176
Zimmer Biomet Holdings, Inc.	2,951	277,187

		66,340,969

Health Care Providers & Services (3.6%)
Acadia Healthcare Co., Inc.*	14,040	930,431
Aetna, Inc.	23,335	2,553,082
AmerisourceBergen Corp.	59,676	5,668,623
Anthem, Inc.	56,939	7,971,460
Brookdale Senior Living, Inc.*	11,109	255,063
Cardinal Health, Inc.	81,241	6,240,934
Centene Corp.*	32,303	1,751,792
Cigna Corp.	97,612	13,179,572
Community Health Systems, Inc.*	52,400	2,241,148
DaVita HealthCare Partners, Inc.*	13,802	998,299
Envision Healthcare Holdings, Inc.*	220,039	8,095,235
Express Scripts Holding Co.*	154,341	12,495,447
HCA Holdings, Inc.*	255,295	19,749,621
Health Net, Inc.*	3,555	214,082
Henry Schein, Inc.*	22,715	3,014,735
Humana, Inc.	61,777	11,058,083
Laboratory Corp. of America Holdings*	9,028	979,267
LifePoint Health, Inc.*	1,213	86,002
McKesson Corp.	98,168	18,164,025
MEDNAX, Inc.*	14,660	1,125,741
Patterson Cos., Inc.	12,584	544,258
Premier, Inc., Class A*	10,506	361,091
Tenet Healthcare Corp.*	26,954	995,142
UnitedHealth Group, Inc.	457,803	53,109,726
Universal Health Services, Inc., Class B	4,413	550,786
VCA, Inc.*	21,047	1,108,125

		173,441,770

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	15,710	194,804
athenahealth, Inc.*	10,473	1,396,575
Cerner Corp.*	81,401	4,880,804
IMS Health Holdings, Inc.*	36,309	1,056,592
Inovalon Holdings, Inc., Class A*	7,083	147,539
Veeva Systems, Inc., Class A*	19,835	464,337

		8,140,651

Life Sciences Tools & Services (0.6%)
Bio-Techne Corp.	4,286	396,284
Bruker Corp.*	29,543	485,391
Charles River Laboratories International, Inc.*	12,828	814,835
Illumina, Inc.*	104,649	18,399,387
Mettler-Toledo International, Inc.*	7,598	2,163,455
PerkinElmer, Inc.	4,901	225,250
Quintiles Transnational Holdings, Inc.*	20,369	1,417,071
Thermo Fisher Scientific, Inc.	36,440	4,455,883
VWR Corp.*	3,997	102,683
Waters Corp.*	22,463	2,655,351

		31,115,590

Pharmaceuticals (4.3%)
AbbVie, Inc.	450,088	24,489,288
Akorn, Inc.*	21,203	604,391
Allergan plc*	169,078	45,957,091
Bristol-Myers Squibb Co.	670,860	39,714,912
Eli Lilly & Co.	265,797	22,244,551
Endo International plc*	97,787	6,774,683
Jazz Pharmaceuticals plc*	16,589	2,203,185
Johnson & Johnson	97,173	9,071,100
Mallinckrodt plc*	12,520	800,529
Merck & Co., Inc.	87,489	4,321,082
Mylan N.V.*	96,808	3,897,490
Novartis AG (Registered)	165,955	15,286,903
Pacira Pharmaceuticals, Inc.*	163,792	6,731,851
Perrigo Co. plc	7,351	1,156,092
Shire plc (ADR)	28,900	5,931,147
Valeant Pharmaceuticals International, Inc.*	54,745	9,765,413
Zoetis, Inc.	310,011	12,766,253

		211,715,961

Total Health Care		745,603,302

Industrials (8.4%)
Aerospace & Defense (2.2%)
B/E Aerospace, Inc.	28,839	1,266,032
Boeing Co.	371,149	48,601,962

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
BWX Technologies, Inc.	5,947	$156,763
General Dynamics Corp.	24,235	3,343,218
Hexcel Corp.	26,178	1,174,345
Honeywell International, Inc.	212,345	20,106,948
Huntington Ingalls Industries, Inc.	13,212	1,415,666
Lockheed Martin Corp.	52,924	10,971,675
Northrop Grumman Corp.	16,003	2,655,698
Precision Castparts Corp.	7,172	1,647,480
Rockwell Collins, Inc.	35,930	2,940,511
Spirit AeroSystems Holdings, Inc., Class A*	35,510	1,716,553
TASER International, Inc.*	146,170	3,219,394
Textron, Inc.	16,917	636,756
TransDigm Group, Inc.*	14,474	3,074,422
United Technologies Corp.	22,247	1,979,761

		104,907,184

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	39,616	2,685,173
Expeditors International of Washington, Inc.	51,958	2,444,624
FedEx Corp.	48,904	7,041,198
United Parcel Service, Inc., Class B	190,570	18,807,353

		30,978,348

Airlines (1.1%)
Alaska Air Group, Inc.	35,215	2,797,832
American Airlines Group, Inc.	376,493	14,619,223
Delta Air Lines, Inc.	380,338	17,065,766
JetBlue Airways Corp.*	31,389	808,895
Southwest Airlines Co.	181,538	6,905,705
Spirit Airlines, Inc.*	19,827	937,817
United Continental Holdings, Inc.*	155,271	8,237,127

		51,372,365

Building Products (0.2%)
A.O. Smith Corp.	20,166	1,314,621
Allegion plc	25,990	1,498,583
Armstrong World Industries, Inc.*	6,868	327,878
Builders FirstSource, Inc.*	16,073	203,806
Fortune Brands Home & Security, Inc.	15,019	712,952
Lennox International, Inc.	10,990	1,245,497
Masco Corp.	94,694	2,384,395
USG Corp.*	25,287	673,140

		8,360,872

Commercial Services & Supplies (0.3%)
Cintas Corp.	25,916	2,222,297
Clean Harbors, Inc.*	11,077	487,056
Copart, Inc.*	34,369	1,130,740
Covanta Holding Corp.	30,558	533,237
KAR Auction Services, Inc.	13,304	472,292
Pitney Bowes, Inc.	21,800	432,730
R.R. Donnelley & Sons Co.	30,587	445,347
Rollins, Inc.	25,531	686,018
Stericycle, Inc.*	23,103	3,218,479
Tyco International plc	99,960	3,344,661
Waste Management, Inc.	10,741	535,009

		13,507,866

Construction & Engineering (0.0%)
AECOM*	5,544	152,515
Quanta Services, Inc.*	11,309	273,791

		426,306

Electrical Equipment (0.3%)
Acuity Brands, Inc.	11,798	2,071,493
AMETEK, Inc.	65,608	3,432,611
Babcock & Wilcox Enterprises, Inc.*	2,973	49,946
Emerson Electric Co.	125,081	5,524,828
Hubbell, Inc., Class B	2,133	181,198
Regal Beloit Corp.	664	37,483
Rockwell Automation, Inc.	36,557	3,709,439
SolarCity Corp.*	15,910	679,516

		15,686,514

Industrial Conglomerates (1.1%)
3M Co.	172,314	24,428,956
Carlisle Cos., Inc.	99,373	8,683,213
Danaher Corp.	188,031	16,022,121
Roper Technologies, Inc.	40,352	6,323,158

		55,457,448

Machinery (1.0%)
Allison Transmission Holdings, Inc.	26,264	700,986
Caterpillar, Inc.	28,532	1,864,852
Cummins, Inc.	36,644	3,978,806
Deere & Co.	16,325	1,208,050
Donaldson Co., Inc.	33,383	937,395
Flowserve Corp.	65,975	2,714,211
Graco, Inc.	15,940	1,068,458
IDEX Corp.	19,310	1,376,803
Illinois Tool Works, Inc.	81,281	6,690,239
Ingersoll-Rand plc	5,176	262,786
Lincoln Electric Holdings, Inc.	18,911	991,504
Middleby Corp.*	15,573	1,638,124
Nordson Corp.	16,525	1,040,083
PACCAR, Inc.	87,126	4,545,363
Parker-Hannifin Corp.	17,065	1,660,424
Proto Labs, Inc.*	33,861	2,268,687
Snap-on, Inc.	15,781	2,381,984
Stanley Black & Decker, Inc.	3,950	383,071
Toro Co.	15,122	1,066,706
Valmont Industries, Inc.	406	38,525
WABCO Holdings, Inc.*	14,825	1,554,105
Wabtec Corp.	136,695	12,035,995

		50,407,157

Professional Services (0.5%)
Dun & Bradstreet Corp.	2,979	312,795
Equifax, Inc.	32,327	3,141,538
IHS, Inc., Class A*	21,698	2,516,968
Nielsen Holdings plc	68,886	3,063,360
Robert Half International, Inc.	36,693	1,877,214
Towers Watson & Co., Class A	3,447	404,609
TransUnion*	6,835	171,695
Verisk Analytics, Inc., Class A*	156,367	11,557,085

		23,045,264

Road & Rail (0.8%)
AMERCO	977	384,420
Avis Budget Group, Inc.*	28,746	1,255,625
Canadian Pacific Railway Ltd.	26,800	3,847,676
CSX Corp.	69,242	1,862,610
Genesee & Wyoming, Inc., Class A*	5,782	341,601
Hertz Global Holdings, Inc.*	110,256	1,844,583
J.B. Hunt Transport Services, Inc.	31,408	2,242,531
Landstar System, Inc.	11,981	760,434
Old Dominion Freight Line, Inc.*	87,849	5,358,789
Union Pacific Corp.	237,847	21,028,053

		38,926,322

Trading Companies & Distributors (0.3%)
Air Lease Corp.	1,676	51,822
Fastenal Co.	79,851	2,923,345
HD Supply Holdings, Inc.*	245,509	7,026,468

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
MSC Industrial Direct Co., Inc., Class A	4,082	$249,124
United Rentals, Inc.*	26,342	1,581,837
W.W. Grainger, Inc.	18,179	3,908,667
Watsco, Inc.	7,047	834,929

		16,576,192

Total Industrials		409,651,838

Information Technology (24.3%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	9,029	552,484
ARRIS Group, Inc.*	6,344	164,754
CommScope Holding Co., Inc.*	13,021	391,021
F5 Networks, Inc.*	19,540	2,262,732
Harris Corp.	5,558	406,568
Juniper Networks, Inc.	19,519	501,833
Motorola Solutions, Inc.	48,020	3,283,608
Palo Alto Networks, Inc.*	61,117	10,512,124
QUALCOMM, Inc.	67,309	3,616,512

		21,691,636

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	83,917	4,276,410
CDW Corp.	35,825	1,463,810
Cognex Corp.	116,446	4,002,249
Fitbit, Inc., Class A*	7,691	289,874
FLIR Systems, Inc.	23,728	664,147
Ingram Micro, Inc., Class A	2,445	66,602
IPG Photonics Corp.*	9,323	708,268
Jabil Circuit, Inc.	10,066	225,176
Keysight Technologies, Inc.*	38,609	1,190,702
National Instruments Corp.	6,909	192,001
Trimble Navigation Ltd.*	3,841	63,069
Zebra Technologies Corp., Class A*	14,051	1,075,604

		14,217,912

Internet Software & Services (7.4%)
Akamai Technologies, Inc.*	188,865	13,043,017
Alibaba Group Holding Ltd. (ADR)*	259,742	15,316,986
CoStar Group, Inc.*	8,804	1,523,620
eBay, Inc.*	329,997	8,065,127
Facebook, Inc., Class A*	1,334,580	119,978,742
GoDaddy, Inc., Class A*	6,592	166,184
Google, Inc., Class A*	154,761	98,794,780
Google, Inc., Class C*	117,824	71,686,478
IAC/InterActiveCorp	19,962	1,302,920
LinkedIn Corp., Class A*	57,271	10,888,935
Pandora Media, Inc.*	115,534	2,465,495
Rackspace Hosting, Inc.*	33,450	825,546
Tencent Holdings Ltd.	314,500	5,289,429
Twitter, Inc.*	153,530	4,136,098
VeriSign, Inc.*	64,401	4,544,135
Yelp, Inc.*	18,140	392,912
Zillow Group, Inc., Class A*	7,348	211,108
Zillow Group, Inc., Class C*	14,696	396,792

		359,028,304

IT Services (5.3%)
Accenture plc, Class A	170,628	16,765,907
Alliance Data Systems Corp.*	36,196	9,374,040
Automatic Data Processing, Inc.	102,417	8,230,230
Black Knight Financial Services, Inc., Class A*	5,071	165,061
Booz Allen Hamilton Holding Corp.	25,265	662,196
Broadridge Financial Solutions, Inc.	32,564	1,802,417
Cognizant Technology Solutions Corp., Class A*	165,843	10,383,430
CoreLogic, Inc.*	11,313	421,183
DST Systems, Inc.	7,650	804,321
EPAM Systems, Inc.*	89,803	6,692,120
Fidelity National Information Services, Inc.	33,187	2,226,184
Fiserv, Inc.*	104,316	9,034,809
FleetCor Technologies, Inc.*	24,939	3,432,105
Gartner, Inc.*	22,554	1,892,957
Genpact Ltd.*	43,152	1,018,819
Global Payments, Inc.	18,053	2,071,221
International Business Machines Corp.	136,898	19,846,103
Jack Henry & Associates, Inc.	22,214	1,546,317
Leidos Holdings, Inc.	1,603	66,220
MasterCard, Inc., Class A	417,659	37,639,429
Paychex, Inc.	76,854	3,660,556
PayPal Holdings, Inc.*	473,147	14,686,483
Sabre Corp.	30,731	835,269
Teradata Corp.*	28,502	825,418
Total System Services, Inc.	44,884	2,039,080
Vantiv, Inc., Class A*	94,731	4,255,316
VeriFone Systems, Inc.*	30,862	855,803
Visa, Inc., Class A	1,313,235	91,479,950
Western Union Co.	140,252	2,575,027
WEX, Inc.*	10,488	910,778

		256,198,749

Semiconductors & Semiconductor Equipment (1.2%)
Altera Corp.	25,436	1,273,835
Ambarella, Inc.*	28,110	1,624,477
Analog Devices, Inc.	77,932	4,396,144
Applied Materials, Inc.	198,056	2,909,443
ASML Holding N.V. (N.Y. Shares)	15,000	1,319,700
Atmel Corp.	112,597	908,658
Avago Technologies Ltd.	69,700	8,713,197
Broadcom Corp., Class A	11,264	579,307
Freescale Semiconductor Ltd.*	27,462	1,004,560
Intel Corp.	90,207	2,718,839
KLA-Tencor Corp.	43,442	2,172,100
Lam Research Corp.	30,708	2,006,154
Linear Technology Corp.	65,050	2,624,767
Maxim Integrated Products, Inc.	26,471	884,131
Microchip Technology, Inc.	56,508	2,434,930
Micron Technology, Inc.*	23,864	357,483
ON Semiconductor Corp.*	107,559	1,011,054
Qorvo, Inc.*	40,593	1,828,715
Skyworks Solutions, Inc.	51,911	4,371,425
SunEdison, Inc.*	67,637	485,634
SunPower Corp.*	1,074	21,523
Texas Instruments, Inc.	282,606	13,994,649
Xilinx, Inc.	15,995	678,188

		58,318,913

Software (5.0%)
Adobe Systems, Inc.*	236,154	19,416,582
ANSYS, Inc.*	4,739	417,695
Autodesk, Inc.*	45,948	2,028,145
Cadence Design Systems, Inc.*	79,503	1,644,122
CDK Global, Inc.	43,549	2,080,771
Citrix Systems, Inc.*	43,541	3,016,520
CyberArk Software Ltd.*	90,330	4,529,146
Electronic Arts, Inc.*	330,900	22,418,475
FactSet Research Systems, Inc.	11,346	1,813,204

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
FireEye, Inc.*	37,474	$1,192,423
Fortinet, Inc.*	38,794	1,647,969
Intuit, Inc.	74,884	6,645,955
King Digital Entertainment plc	22,453	304,014
Microsoft Corp.	1,554,163	68,787,254
Mobileye N.V.*	62,900	2,860,692
NetSuite, Inc.*	31,763	2,664,916
Oracle Corp.	516,407	18,652,621
PTC, Inc.*	31,236	991,431
Red Hat, Inc.*	79,967	5,748,028
salesforce.com, Inc.*	554,043	38,467,206
ServiceNow, Inc.*	166,497	11,563,217
SolarWinds, Inc.*	17,912	702,867
Solera Holdings, Inc.	18,069	975,726
Splunk, Inc.*	75,721	4,191,157
SS&C Technologies Holdings, Inc.	19,786	1,385,811
Synopsys, Inc.*	3,162	146,021
Tableau Software, Inc., Class A*	43,441	3,465,723
Take-Two Interactive Software, Inc.*	173,300	4,978,909
Tyler Technologies, Inc.*	35,490	5,299,012
Ultimate Software Group, Inc.*	7,764	1,389,834
VMware, Inc., Class A*	22,256	1,753,550
Workday, Inc., Class A*	61,678	4,247,147

		245,426,143

Technology Hardware, Storage & Peripherals (4.7%)
3D Systems Corp.*	11,460	132,363
Apple, Inc.	2,078,952	229,308,406
EMC Corp.	43,259	1,045,137
NetApp, Inc.	24,035	711,436

		231,197,342

Total Information Technology		1,186,078,999

Materials (2.7%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	48,014	6,125,626
Airgas, Inc.	4,271	381,528
Ashland, Inc.	28,593	2,877,028
Axalta Coating Systems Ltd.*	272,668	6,909,407
Celanese Corp.	3,039	179,818
CF Industries Holdings, Inc.	63,930	2,870,457
Chermours Co.	23,361	151,146
Cytec Industries, Inc.	1,954	144,303
Dow Chemical Co.	41,026	1,739,502
E.I. du Pont de Nemours & Co.	113,606	5,475,809
Eastman Chemical Co.	9,951	644,029
Ecolab, Inc.	71,717	7,868,789
FMC Corp.	26,263	890,578
Huntsman Corp.	34,551	334,799
International Flavors & Fragrances, Inc.	21,972	2,268,829
LyondellBasell Industries N.V., Class A	104,595	8,719,039
Monsanto Co.	129,330	11,037,022
NewMarket Corp.	2,301	821,457
Platform Specialty Products Corp.*	5,493	69,487
PPG Industries, Inc.	73,847	6,475,643
Praxair, Inc.	65,239	6,645,245
RPM International, Inc.	36,189	1,515,957
Scotts Miracle-Gro Co., Class A	10,871	661,174
Sherwin-Williams Co.	120,688	26,886,873
Sigma-Aldrich Corp.	12,644	1,756,505
Valspar Corp.	22,071	1,586,464
W.R. Grace & Co.*	19,767	1,839,319

		106,875,833

Construction Materials (0.2%)
Eagle Materials, Inc.	13,646	933,659
Martin Marietta Materials, Inc.	13,822	2,100,253
Vulcan Materials Co.	67,404	6,012,437

		9,046,349

Containers & Packaging (0.2%)
AptarGroup, Inc.	3,235	213,381
Avery Dennison Corp.	22,995	1,300,827
Ball Corp.	37,448	2,329,266
Bemis Co., Inc.	2,967	117,404
Crown Holdings, Inc.*	16,549	757,117
Graphic Packaging Holding Co.	51,078	653,288
Owens-Illinois, Inc.*	2,838	58,803
Packaging Corp. of America	26,596	1,600,015
Sealed Air Corp.	57,090	2,676,379
Silgan Holdings, Inc.	10,814	562,760
WestRock Co.	6,743	346,860

		10,616,100

Metals & Mining (0.0%)
Compass Minerals International, Inc.	9,062	710,189
Royal Gold, Inc.	960	45,101
Southern Copper Corp.	10,424	278,529
Steel Dynamics, Inc.	7,497	128,798
Tahoe Resources, Inc.	5,732	44,366

		1,206,983

Paper & Forest Products (0.1%)
International Paper Co.	108,621	4,104,788

Total Materials		131,850,053

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	243,077	7,919,448
Level 3 Communications, Inc.*	62,533	2,732,067
Verizon Communications, Inc.	1,028,119	44,733,458
Zayo Group Holdings, Inc.*	33,667	853,795

		56,238,768

Wireless Telecommunication Services (0.2%)
SBA Communications Corp., Class A*	100,400	10,515,896

Total Telecommunication Services		66,754,664

Utilities (0.0%)
Electric Utilities (0.0%)
ITC Holdings Corp.	15,186	506,301

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	12,064	176,134
TerraForm Power, Inc., Class A*	743	10,566

		186,700

Multi-Utilities (0.0%)
Dominion Resources, Inc.	7,910	556,706

Total Utilities		1,249,707

Total Common Stocks (83.0%) (Cost $3,024,608,174)		4,046,404,954

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(6.4%)
iShares® Core S&P 500 ETF	5,579	1,075,129

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
iShares® Morningstar Large-Cap ETF	10,023	$1,121,674
iShares® Morningstar Large-Cap Growth ETF‡	632,365	70,818,556
iShares® Morningstar Large-Cap Value ETF	25,268	1,949,932
iShares® Russell 1000 ETF	3,225	345,236
iShares® Russell 1000 Growth ETF	1,038,773	96,605,889
iShares® Russell 1000 Value ETF	52,290	4,877,611
iShares® S&P 100 ETF	2,587	219,326
iShares® S&P 500 Growth ETF	600,750	64,760,850
iShares® S&P 500 Value ETF	6,504	546,531
Vanguard Growth ETF	683,422	68,540,393
Vanguard Large-Cap ETF	600	52,830
Vanguard Value ETF	29,200	2,241,100

Total Investment Companies (6.4%) (Cost $198,367,019)		313,155,057

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Furiex Pharmaceauticals, Inc. (Contingent Value Shares)*† (Cost $—)	306	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	78,977,257	78,977,257

Total Short-Term Investment (1.6%) (Cost $78,977,257)		78,977,257

Total Investments (91.0%) (Cost $3,301,952,450)		4,438,537,268
Other Assets Less Liabilities (9.0%)		436,585,423

Net Assets (100%)		$4,875,122,691

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Large-Cap Growth ETF	$67,608,504	$4,103,952	$—	$70,818,556	$528,074	$—

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	1,188	December-15	$103,236,139	$98,912,880	$(4,323,259)
S&P 500 E-Mini Index	4,198	December-15	413,062,262	400,636,130	(12,426,132)

					$(16,749,391)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$907,081,487	$1,213,511	$—		$908,294,998
Consumer Staples	344,116,243	—	—		344,116,243
Energy	25,930,965	—	—		25,930,965
Financials	226,874,185	—	—		226,874,185
Health Care	730,316,399	15,286,903	—		745,603,302
Industrials	409,651,838	—	—		409,651,838
Information Technology	1,180,789,570	5,289,429	—		1,186,078,999
Materials	131,850,053	—	—		131,850,053
Telecommunication Services	66,754,664	—	—		66,754,664
Utilities	1,249,707	—	—		1,249,707
Investment Companies
Exchange Traded Funds (ETFs)	313,155,057	—	—		313,155,057
Rights
Health Care	—	—	—	(b)	—
Short-Term Investments	78,977,257	—	—		78,977,257

Total Assets	$4,416,747,425	$21,789,843	$—		$4,438,537,268

Liabilities:
Futures	$(16,749,391)	$—	$—		$(16,749,391)

Total Liabilities	$(16,749,391)	$—	$—		$(16,749,391)

Total	$4,399,998,034	$21,789,843	$—		$4,421,787,877

(a)	A security with a market value of $8,701 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,199,381,477
Aggregate gross unrealized depreciation	(91,620,414)

Net unrealized appreciation	$1,107,761,063

Federal income tax cost of investments	$3,330,776,205

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.1%)
Auto Components (0.8%)
Delphi Automotive plc	52,210	$3,970,049
Gentex Corp.	46,402	719,231
Goodyear Tire & Rubber Co.	85,100	2,495,983
Johnson Controls, Inc.	266,231	11,011,314
Lear Corp.	132,221	14,383,000
Magna International, Inc.	112,969	5,423,642

		38,003,219

Automobiles (0.7%)
Ford Motor Co.	1,231,820	16,715,797
General Motors Co.	553,772	16,624,236
Harley-Davidson, Inc.	29,700	1,630,530
Thor Industries, Inc.	17,160	888,888

		35,859,451

Distributors (0.0%)
Genuine Parts Co.	3,462	286,965

Diversified Consumer Services (0.0%)
Graham Holdings Co., Class B	1,126	649,702
H&R Block, Inc.	5,600	202,720

		852,422

Hotels, Restaurants & Leisure (0.6%)
Aramark	5,130	152,053
Carnival Corp.	190,480	9,466,856
Darden Restaurants, Inc.	31,832	2,181,765
Hyatt Hotels Corp., Class A*	10,692	503,593
International Game Technology plc (Italian Stock Exchange)	9,700	148,701
McDonald’s Corp.	83,227	8,200,356
MGM Resorts International*	130,662	2,410,714
Norwegian Cruise Line Holdings Ltd.*	3,382	193,789
Royal Caribbean Cruises Ltd.	54,286	4,836,340
Starbucks Corp.	48,176	2,738,324
Wendy’s Co.	85,892	742,966
Wyndham Worldwide Corp.	2,740	197,006
Wynn Resorts Ltd.	3,000	159,360

		31,931,823

Household Durables (0.5%)
D.R. Horton, Inc.	60,665	1,781,124
Garmin Ltd.	37,312	1,338,754
Lennar Corp., Class A	33,386	1,606,868
Lennar Corp., Class B	1,800	71,280
Mohawk Industries, Inc.*	5,887	1,070,198
Newell Rubbermaid, Inc.	297,498	11,813,646
PulteGroup, Inc.	115,000	2,170,050
Toll Brothers, Inc.*	36,060	1,234,694
Tupperware Brands Corp.	13,920	688,901
Whirlpool Corp.	22,972	3,382,857

		25,158,372

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	11,597	5,936,388
HomeAway, Inc.*	20,300	538,762
Liberty Interactive Corp. QVC Group*	85,511	2,242,954

		8,718,104

Leisure Products (0.1%)
Brunswick Corp.	7,700	368,753
Hasbro, Inc.	26,173	1,888,120
Mattel, Inc.	106,700	2,247,102
Vista Outdoor, Inc.*	17,518	778,325

		5,282,300

Media (1.8%)
Cable One, Inc.*	1,126	472,267
Cablevision Systems Corp. - New York Group, Class A	54,600	1,772,862
Clear Channel Outdoor Holdings, Inc., Class A*	6,900	49,197
Comcast Corp., Class A	341,469	19,465,683
Discovery Communications, Inc., Class A*	4,400	114,532
Discovery Communications, Inc., Class C*	7,700	187,033
DISH Network Corp., Class A*	22,500	1,312,650
Gannett Co., Inc.	35,769	526,877
Interpublic Group of Cos., Inc.	56,050	1,072,236
John Wiley & Sons, Inc., Class A	14,612	731,038
Liberty Broadband Corp.*	29,142	1,493,414
Liberty Media Corp.*	96,168	3,355,474
News Corp., Class A	120,932	1,526,162
News Corp., Class B	38,100	488,442
Omnicom Group, Inc.	84,905	5,595,240
Scripps Networks Interactive, Inc., Class A	66,640	3,278,022
TEGNA, Inc.	71,538	1,601,736
Thomson Reuters Corp.	103,936	4,184,463
Time Warner Cable, Inc.	18,679	3,350,452
Time Warner, Inc.	300,078	20,630,362
Time, Inc.	5,702	108,623
Tribune Media Co., Class A	25,400	904,240
Twenty-First Century Fox, Inc., Class A	128,268	3,460,671
Twenty-First Century Fox, Inc., Class B	49,200	1,331,844
Viacom, Inc., Class B	132,239	5,706,113
Walt Disney Co.	64,645	6,606,719

		89,326,352

Multiline Retail (1.0%)
Dillard’s, Inc., Class A	6,615	578,085
Dollar General Corp.	86,516	6,267,219
J.C. Penney Co., Inc.*	96,177	893,484
Kohl’s Corp.	170,688	7,904,561
Macy’s, Inc.	183,036	9,393,408
Sears Holdings Corp.*	3,668	82,897
Target Corp.	304,461	23,948,902

		49,068,556

Specialty Retail (1.1%)
Aaron’s, Inc.	17,342	626,220
Advance Auto Parts, Inc.	10,416	1,974,144
Bed Bath & Beyond, Inc.*	18,566	1,058,633
Best Buy Co., Inc.	95,761	3,554,648
Cabela’s, Inc.*	14,400	656,640
CST Brands, Inc.	4,204	141,507
Dick’s Sporting Goods, Inc.	9,000	446,490
DSW, Inc., Class A	21,744	550,341
Foot Locker, Inc.	64,604	4,649,550
GameStop Corp., Class A	168,813	6,956,784
Gap, Inc.	134,630	3,836,955
GNC Holdings, Inc., Class A	137,120	5,542,390
Home Depot, Inc.	60,900	7,033,341
L Brands, Inc.	8,118	731,675
Lowe’s Cos., Inc.	36,280	2,500,418
Murphy USA, Inc.*	13,430	737,979
Office Depot, Inc.*	663,582	4,260,196
Penske Automotive Group, Inc.	8,400	406,896
Ross Stores, Inc.	77,668	3,764,568
Staples, Inc.	294,503	3,454,520

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Tiffany & Co.	8,800	$679,536
TJX Cos., Inc.	61,069	4,361,548

		57,924,979

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	74,900	2,166,857
Fossil Group, Inc.*	2,400	134,112
NIKE, Inc., Class B	49,441	6,079,760
PVH Corp.	26,082	2,658,799
Ralph Lauren Corp.	17,900	2,115,064

		13,154,592

Total Consumer Discretionary		355,567,135

Consumer Staples (6.3%)
Beverages (0.4%)
Brown-Forman Corp., Class A	600	64,194
Brown-Forman Corp., Class B	2,800	271,320
Diageo plc	244,339	6,575,281
Molson Coors Brewing Co., Class B	43,522	3,613,196
PepsiCo, Inc.	90,900	8,571,870

		19,095,861

Food & Staples Retailing (1.6%)
CVS Health Corp.	164,775	15,897,492
Kroger Co.	164,264	5,925,002
Rite Aid Corp.*	126,600	768,462
Sysco Corp.	128,850	5,021,285
Walgreens Boots Alliance, Inc.	230,306	19,138,429
Wal-Mart Stores, Inc.	498,374	32,314,570
Whole Foods Market, Inc.	9,500	300,675

		79,365,915

Food Products (1.6%)
Archer-Daniels-Midland Co.	228,742	9,481,356
Bunge Ltd.	45,314	3,321,516
Campbell Soup Co.	22,551	1,142,885
ConAgra Foods, Inc.	130,169	5,273,146
Danone S.A.	56,272	3,558,866
Flowers Foods, Inc.	5,900	145,966
General Mills, Inc.	154,915	8,695,379
Ingredion, Inc.	40,196	3,509,513
J.M. Smucker Co.	37,771	4,309,293
Kellogg Co.	13,960	929,038
Mondelez International, Inc., Class A	604,302	25,302,125
Nestle S.A. (Registered)	112,088	8,440,955
Pilgrim’s Pride Corp.	17,900	371,962
Pinnacle Foods, Inc.	36,781	1,540,388
Tyson Foods, Inc., Class A	111,616	4,810,650

		80,833,038

Household Products (1.6%)
Clorox Co.	8,577	990,901
Colgate-Palmolive Co.	54,900	3,483,954
Energizer Holdings, Inc.	19,673	761,542
Kimberly-Clark Corp.	60,781	6,627,560
Procter & Gamble Co.#	943,942	67,907,187

		79,771,144

Personal Products (0.0%)
Avon Products, Inc.	137,200	445,900
Edgewell Personal Care Co.	19,673	1,605,317
Herbalife Ltd.*	3,400	185,300
Nu Skin Enterprises, Inc., Class A	14,600	602,688

		2,839,205

Tobacco (1.1%)
Altria Group, Inc.	245,722	13,367,277
Imperial Tobacco Group plc	17,818	922,228
Philip Morris International, Inc.	484,812	38,460,136
Reynolds American, Inc.	21,454	949,768

		53,699,409

Total Consumer Staples		315,604,572

Energy (10.2%)
Energy Equipment & Services (1.5%)
Baker Hughes, Inc.	232,077	12,077,287
Cameron International Corp.*	60,412	3,704,464
Diamond Offshore Drilling, Inc.	20,203	349,512
Dril-Quip, Inc.*	12,300	716,106
Ensco plc, Class A	73,900	1,040,512
FMC Technologies, Inc.*	25,400	787,400
Frank’s International N.V.	10,857	166,438
Halliburton Co.	315,070	11,137,724
Helmerich & Payne, Inc.	30,383	1,435,901
Nabors Industries Ltd.	104,225	984,926
National Oilwell Varco, Inc.	185,934	7,000,415
Noble Corp. plc	76,300	832,433
Oceaneering International, Inc.	25,700	1,009,496
Patterson-UTI Energy, Inc.	46,249	607,712
Rowan Cos., plc, Class A	39,346	635,438
RPC, Inc.	15,800	139,830
Schlumberger Ltd.	403,769	27,847,948
Seadrill Ltd.*	117,800	695,020
Superior Energy Services, Inc.	332,108	4,194,524
Weatherford International plc*	244,400	2,072,512

		77,435,598

Oil, Gas & Consumable Fuels (8.7%)
Anadarko Petroleum Corp.	160,306	9,680,879
Antero Resources Corp.*	22,000	465,520
Apache Corp.	369,953	14,487,359
California Resources Corp.	99,196	257,910
Cheniere Energy, Inc.*	74,600	3,603,180
Chesapeake Energy Corp.	185,083	1,356,658
Chevron Corp.	662,409	52,250,822
Cimarex Energy Co.	29,872	3,061,282
Cobalt International Energy, Inc.*	115,663	818,894
Columbia Pipeline Group, Inc.	100,104	1,830,902
Concho Resources, Inc.*	37,900	3,725,570
ConocoPhillips Co.	389,053	18,658,982
CONSOL Energy, Inc.	72,130	706,874
Continental Resources, Inc.*	18,100	524,357
CVR Energy, Inc.	3,200	131,360
Denbury Resources, Inc.	112,524	274,559
Devon Energy Corp.	129,741	4,812,094
Diamondback Energy, Inc.	19,900	1,285,540
Energen Corp.	23,088	1,151,168
EOG Resources, Inc.	273,694	19,924,923
EP Energy Corp., Class A*	10,669	54,945
EQT Corp.	48,113	3,116,279
Exxon Mobil Corp.#	1,457,257	108,347,058
Golar LNG Ltd.	28,318	789,506
Gulfport Energy Corp.*	258,653	7,676,821
Hess Corp.	189,996	9,511,200
HollyFrontier Corp.	52,292	2,553,941
Kinder Morgan, Inc.	563,318	15,592,642
Kosmos Energy Ltd.*	49,700	277,326
Laredo Petroleum, Inc.*	38,756	365,469
Marathon Oil Corp.	1,069,983	16,477,738
Marathon Petroleum Corp.	355,681	16,478,701
Murphy Oil Corp.	218,470	5,286,974
Newfield Exploration Co.*	51,331	1,688,790
Noble Energy, Inc.	122,394	3,693,851
Occidental Petroleum Corp.	312,345	20,661,622
ONEOK, Inc.	36,244	1,167,057
PBF Energy, Inc., Class A	27,118	765,541

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Phillips 66	188,670	$14,497,403
Pioneer Natural Resources Co.	47,100	5,729,244
QEP Resources, Inc.	55,703	697,959
Range Resources Corp.	49,800	1,599,576
Rice Energy, Inc.*	22,962	371,066
SM Energy Co.	129,155	4,138,126
Southwestern Energy Co.*	121,300	1,539,297
Spectra Energy Corp.	211,726	5,562,042
Suncor Energy, Inc.	281,153	7,512,408
Targa Resources Corp.	9,100	468,832
Teekay Corp.	8,993	266,552
Tesoro Corp.	37,333	3,630,261
Valero Energy Corp.	555,896	33,409,350
Whiting Petroleum Corp.*	64,348	982,594
World Fuel Services Corp.	25,800	923,640
WPX Energy, Inc.*	64,503	427,010

		435,269,654

Total Energy		512,705,252

Financials (25.8%)
Banks (10.3%)
Associated Banc-Corp.	48,084	864,069
Bank of America Corp.	4,159,334	64,802,424
Bank of Hawaii Corp.	13,728	871,591
BankUnited, Inc.	32,608	1,165,736
BB&T Corp.	230,190	8,194,764
BOK Financial Corp.	8,944	578,766
CIT Group, Inc.	54,908	2,197,967
Citigroup, Inc.	1,529,367	75,871,897
Citizens Financial Group, Inc.	435,918	10,401,003
City National Corp./California	15,139	1,333,140
Comerica, Inc.	56,151	2,307,806
Commerce Bancshares, Inc./Missouri	25,951	1,182,328
Cullen/Frost Bankers, Inc.	17,067	1,085,120
East West Bancorp, Inc.	45,329	1,741,540
Fifth Third Bancorp	255,524	4,831,959
First Horizon National Corp.	73,592	1,043,535
First Niagara Financial Group, Inc.	111,964	1,143,152
First Republic Bank/California	44,913	2,819,189
Huntington Bancshares, Inc./Ohio	255,001	2,703,011
JPMorgan Chase & Co.#	2,078,570	126,730,413
KeyCorp	522,151	6,793,184
M&T Bank Corp.	41,971	5,118,363
PacWest Bancorp	32,100	1,374,201
People’s United Financial, Inc.	97,448	1,532,857
PNC Financial Services Group, Inc.	219,726	19,599,559
Popular, Inc.	32,640	986,707
Regions Financial Corp.	915,806	8,251,412
Signature Bank/New York*	1,317	181,167
SunTrust Banks, Inc./Georgia	162,857	6,227,652
SVB Financial Group*	6,050	699,017
Synovus Financial Corp.	42,020	1,243,792
TCF Financial Corp.	53,236	807,058
U.S. Bancorp	756,357	31,018,201
Wells Fargo & Co.#	2,309,018	118,568,074
Zions Bancorp	64,114	1,765,700

		516,036,354

Capital Markets (2.6%)
Ameriprise Financial, Inc.	28,133	3,070,154
Bank of New York Mellon Corp.	446,320	17,473,428
BlackRock, Inc.	41,545	12,358,391
Charles Schwab Corp.	105,866	3,023,533
E*TRADE Financial Corp.*	91,451	2,407,905
Franklin Resources, Inc.	247,947	9,238,505
Goldman Sachs Group, Inc.	203,715	35,397,518
Interactive Brokers Group, Inc., Class A	16,594	654,965
Invesco Ltd.	118,907	3,713,466
KKR & Co. L.P.	68,236	1,145,000
Legg Mason, Inc.	20,715	861,951
Morgan Stanley	656,402	20,676,663
Northern Trust Corp.	73,654	5,020,257
Raymond James Financial, Inc.	40,330	2,001,578
State Street Corp.	199,233	13,390,450
TD Ameritrade Holding Corp.	12,453	396,504
Waddell & Reed Financial, Inc., Class A	1,600	55,632

		130,885,900

Consumer Finance (1.9%)
Ally Financial, Inc.*	140,600	2,865,428
American Express Co.	290,300	21,519,939
Capital One Financial Corp.	483,980	35,098,230
Discover Financial Services	540,856	28,119,103
Navient Corp.	122,693	1,379,069
Santander Consumer USA Holdings, Inc.*	26,395	538,986
SLM Corp.*	388,723	2,876,550
Springleaf Holdings, Inc.*	112,415	4,914,784
Synchrony Financial*	40,512	1,268,026

		98,580,115

Diversified Financial Services (2.3%)
Berkshire Hathaway, Inc., Class B#*	548,721	71,553,218
CME Group, Inc./Illinois	101,208	9,386,030
Intercontinental Exchange, Inc.	22,683	5,330,278
Leucadia National Corp.	89,705	1,817,423
McGraw Hill Financial, Inc.	9,946	860,329
Moody’s Corp.	6,964	683,865
Nasdaq, Inc.	349,409	18,633,982
Voya Financial, Inc.	206,527	8,007,052

		116,272,177

Insurance (5.4%)
ACE Ltd.	155,067	16,033,928
Aflac, Inc.	136,890	7,957,416
Alleghany Corp.*	5,134	2,403,277
Allied World Assurance Co. Holdings AG	30,070	1,147,772
Allstate Corp.	291,510	16,977,542
American Financial Group, Inc./Ohio	81,587	5,622,160
American International Group, Inc.	466,833	26,525,451
American National Insurance Co.	2,279	222,522
AmTrust Financial Services, Inc.	11,400	717,972
Aon plc	118,034	10,458,993
Arch Capital Group Ltd.*	39,164	2,877,379
Arthur J. Gallagher & Co.	23,600	974,208
Aspen Insurance Holdings Ltd.	19,424	902,633
Assurant, Inc.	21,469	1,696,266
Assured Guaranty Ltd.	47,592	1,189,800
Axis Capital Holdings Ltd.	31,794	1,707,974
Brown & Brown, Inc.	36,462	1,129,228
Chubb Corp.	111,794	13,711,534
Cincinnati Financial Corp.	51,821	2,787,970
CNA Financial Corp.	8,422	294,180
Endurance Specialty Holdings Ltd.	14,234	868,701
Everest Reinsurance Group Ltd.	14,075	2,439,760
First American Financial Corp.	45,547	1,779,521
FNF Group	95,218	3,377,382
Genworth Financial, Inc., Class A*	748,758	3,459,262
Hanover Insurance Group, Inc.	14,001	1,087,878
Hartford Financial Services Group, Inc.	316,989	14,511,756
HCC Insurance Holdings, Inc.	30,244	2,343,003

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Lincoln National Corp.	217,063	$10,301,810
Loews Corp.	98,240	3,550,394
Markel Corp.*	3,949	3,166,545
Marsh & McLennan Cos., Inc.	84,242	4,399,117
Mercury General Corp.	8,541	431,406
MetLife, Inc.	521,914	24,608,245
Old Republic International Corp.	82,391	1,288,595
PartnerReinsurance Ltd.	15,048	2,089,866
Principal Financial Group, Inc.	92,897	4,397,744
ProAssurance Corp.	17,370	852,346
Progressive Corp.	185,076	5,670,729
Prudential Financial, Inc.	251,403	19,159,423
Reinsurance Group of America, Inc.	20,945	1,897,408
RenaissanceReinsurance Holdings Ltd.	14,536	1,545,467
StanCorp Financial Group, Inc.	13,345	1,523,999
Torchmark Corp.	39,821	2,245,904
Travelers Cos., Inc.	206,184	20,521,494
Unum Group	78,653	2,523,188
Validus Holdings Ltd.	26,678	1,202,377
W. R. Berkley Corp.	30,654	1,666,658
White Mountains Insurance Group Ltd.	1,896	1,416,881
XL Group plc.	257,525	9,353,308

		269,018,372

Real Estate Investment Trusts (REITs) (3.1%)
Alexandria Real Estate Equities, Inc. (REIT)	22,706	1,922,517
American Campus Communities, Inc. (REIT)	35,411	1,283,295
American Capital Agency Corp. (REIT)	111,248	2,080,338
American Homes 4 Rent (REIT), Class A	52,208	839,505
Annaly Capital Management, Inc. (REIT)	298,980	2,950,933
Apartment Investment & Management Co. (REIT), Class A	49,249	1,823,198
Apple Hospitality REIT, Inc. (REIT)	58,700	1,090,059
AvalonBay Communities, Inc. (REIT)	41,748	7,298,385
BioMed Realty Trust, Inc. (REIT)	64,145	1,281,617
Boston Properties, Inc. (REIT)	4,275	506,160
Brandywine Realty Trust (REIT)	56,744	699,086
Brixmor Property Group, Inc. (REIT)	104,671	2,457,675
Camden Property Trust (REIT)	27,367	2,022,421
Care Capital Properties, Inc. (REIT)	26,099	859,440
CBL & Associates Properties, Inc. (REIT)	52,655	724,006
Chimera Investment Corp. (REIT)	64,856	867,125
Columbia Property Trust, Inc. (REIT)	34,600	802,720
Communications Sales & Leasing, Inc. (REIT)	38,007	680,325
Corporate Office Properties Trust (REIT)	29,797	626,631
Corrections Corp. of America (REIT)	36,889	1,089,701
DDR Corp. (REIT)	95,469	1,468,313
Digital Realty Trust, Inc. (REIT)	18,260	1,192,743
Douglas Emmett, Inc. (REIT)	45,944	1,319,512
Duke Realty Corp. (REIT)	108,839	2,073,383
Empire State Realty Trust, Inc. (REIT), Class A	18,500	315,055
Equity Commonwealth (REIT)*	40,846	1,112,645
Equity Residential (REIT)	114,839	8,626,706
Essex Property Trust, Inc. (REIT)	20,609	4,604,463
Gaming and Leisure Properties, Inc. (REIT)	24,032	713,750
General Growth Properties, Inc. (REIT)	182,025	4,727,189
HCP, Inc. (REIT)	145,609	5,423,935
Healthcare Trust of America, Inc. (REIT), Class A	35,597	872,483
Home Properties, Inc. (REIT)	18,281	1,366,505
Hospitality Properties Trust (REIT)	47,283	1,209,499
Host Hotels & Resorts, Inc. (REIT)	239,038	3,779,191
Iron Mountain, Inc. (REIT)	40,328	1,250,975
Kilroy Realty Corp. (REIT)	27,788	1,810,666
Kimco Realty Corp. (REIT)	130,172	3,180,102
Liberty Property Trust (REIT)	47,147	1,485,602
Macerich Co. (REIT)	49,909	3,834,009
MFA Financial, Inc. (REIT)	116,857	795,796
Mid-America Apartment Communities, Inc. (REIT)	23,738	1,943,430
National Retail Properties, Inc. (REIT)	42,262	1,532,843
NorthStar Realty Finance Corp. (REIT)	109,400	1,351,090
Omega Healthcare Investors, Inc. (REIT)	41,900	1,472,785
Outfront Media, Inc. (REIT)	229,258	4,768,566
Paramount Group, Inc. (REIT)	56,274	945,403
Piedmont Office Realty Trust, Inc. (REIT), Class A	48,688	871,028
Plum Creek Timber Co., Inc. (REIT)	32,700	1,291,977
Post Properties, Inc. (REIT)	11,415	665,380
Prologis, Inc. (REIT)	165,354	6,432,271
Public Storage (REIT)	4,050	857,102
Rayonier, Inc. (REIT)	40,000	882,800
Realty Income Corp. (REIT)	73,388	3,477,857
Regency Centers Corp. (REIT)	29,802	1,852,194
Retail Properties of America, Inc. (REIT), Class A	74,797	1,053,890
Senior Housing Properties Trust (REIT)	74,122	1,200,776
SL Green Realty Corp. (REIT)	31,415	3,397,846
Spirit Realty Capital, Inc. (REIT)	139,233	1,272,590
Starwood Property Trust, Inc. (REIT)	272,046	5,582,384
Taubman Centers, Inc. (REIT)	12,243	845,747
Two Harbors Investment Corp. (REIT)	115,561	1,019,248
UDR, Inc. (REIT)	81,628	2,814,533
Ventas, Inc. (REIT)	104,398	5,852,552
VEREIT, Inc. (REIT)	285,500	2,204,060
Vornado Realty Trust (REIT)	59,446	5,375,107
Weingarten Realty Investors (REIT)	39,016	1,291,820
Welltower, Inc. (REIT)	60,712	4,111,417
Weyerhaeuser Co. (REIT)	149,300	4,081,862
WP Carey, Inc. (REIT)	32,953	1,905,013
WP GLIMCHER, Inc. (REIT)	58,373	680,629

		154,101,859

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*	68,858	1,386,112
Howard Hughes Corp.*	7,499	860,435
Jones Lang LaSalle, Inc.	3,846	552,940
Realogy Holdings Corp.*	29,407	1,106,585

		3,906,072

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	167,002	1,698,411
New York Community Bancorp, Inc.	140,138	2,530,892
TFS Financial Corp.	20,796	358,731

		4,588,034

Total Financials		1,293,388,883

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (11.3%)
Biotechnology (0.5%)
Alkermes plc*	8,100	$475,227
Alnylam Pharmaceuticals, Inc.*	4,300	345,548
Baxalta, Inc.	329,210	10,373,407
Celgene Corp.*	28,096	3,039,144
Gilead Sciences, Inc.	108,098	10,614,143

		24,847,469

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	596,320	23,983,990
Alere, Inc.*	9,553	459,977
Baxter International, Inc.	214,290	7,039,427
Boston Scientific Corp.*	389,906	6,398,357
Cooper Cos., Inc.	4,864	724,055
DENTSPLY International, Inc.	32,787	1,658,039
Hill-Rom Holdings, Inc.	1,465	76,165
Hologic, Inc.*	62,470	2,444,451
Medtronic plc	672,965	45,048,277
St. Jude Medical, Inc.	93,681	5,910,334
Stryker Corp.	52,542	4,944,202
Teleflex, Inc.	13,098	1,626,903
Zimmer Biomet Holdings, Inc.	89,984	8,452,197

		108,766,374

Health Care Providers & Services (1.8%)
Aetna, Inc.	167,910	18,371,033
Anthem, Inc.	95,325	13,345,500
Brookdale Senior Living, Inc.*	45,500	1,044,680
Cardinal Health, Inc.	10,042	771,427
Community Health Systems, Inc.*	154,419	6,604,501
DaVita HealthCare Partners, Inc.*	39,600	2,864,268
Express Scripts Holding Co.*	117,618	9,522,353
HCA Holdings, Inc.*	93,229	7,212,195
Health Net, Inc.*	20,308	1,222,948
Humana, Inc.	3,534	632,586
Laboratory Corp. of America Holdings*	42,020	4,557,909
LifePoint Health, Inc.*	12,581	891,993
MEDNAX, Inc.*	12,506	960,336
Patterson Cos., Inc.	12,285	531,326
Quest Diagnostics, Inc.	176,247	10,833,903
UnitedHealth Group, Inc.	95,110	11,033,711
Universal Health Services, Inc., Class B	23,738	2,962,740
VCA, Inc.*	1,443	75,974

		93,439,383

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	39,250	486,700

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	105,020	3,605,337
Bio-Rad Laboratories, Inc., Class A*	6,583	884,163
Bio-Techne Corp.	6,862	634,460
Bruker Corp.*	9,836	161,605
PerkinElmer, Inc.	30,204	1,388,176
QIAGEN N.V.*	73,144	1,887,115
Quintiles Transnational Holdings, Inc.*	1,366	95,033
Thermo Fisher Scientific, Inc.	122,077	14,927,575
VWR Corp.*	4,317	110,904

		23,694,368

Pharmaceuticals (6.3%)
Allergan plc*	67,900	18,455,899
Endo International plc*	36,000	2,494,080
Johnson & Johnson#	1,094,420	102,164,107
Mallinckrodt plc*	22,362	1,429,826
Merck & Co., Inc.	1,284,411	63,437,060
Mylan N.V.*	20,200	813,252
Novartis AG (Registered)	18,015	1,659,447
Perrigo Co. plc	37,600	5,913,352
Pfizer, Inc.#	3,621,058	113,737,432
Roche Holding AG	5,167	1,365,917
Teva Pharmaceutical Industries Ltd. (ADR)	60,250	3,401,715

		314,872,087

Total Health Care		566,106,381

Industrials (8.9%)
Aerospace & Defense (2.5%)
Boeing Co.	4,343	568,716
BWX Technologies, Inc.	26,958	710,613
General Dynamics Corp.	76,608	10,568,074
Honeywell International, Inc.	139,718	13,229,897
L-3 Communications Holdings, Inc.	81,823	8,552,140
Lockheed Martin Corp.	82,189	17,038,602
Northrop Grumman Corp.	77,451	12,852,993
Orbital ATK, Inc.	19,109	1,373,364
Precision Castparts Corp.	35,300	8,108,763
Raytheon Co.	150,265	16,417,954
Spirit AeroSystems Holdings, Inc., Class A*	6,723	324,990
Textron, Inc.	67,707	2,548,492
Triumph Group, Inc.	15,542	654,007
United Technologies Corp.	374,470	33,324,085

		126,272,690

Air Freight & Logistics (0.3%)
FedEx Corp.	57,115	8,223,417
United Parcel Service, Inc., Class B	78,717	7,768,581

		15,991,998

Airlines (0.3%)
American Airlines Group, Inc.	45,340	1,760,552
Copa Holdings S.A., Class A	10,400	436,072
Delta Air Lines, Inc.	154,987	6,954,267
JetBlue Airways Corp.*	217,375	5,601,754

		14,752,645

Building Products (0.1%)
Armstrong World Industries, Inc.*	4,600	219,604
Fortune Brands Home & Security, Inc.	32,696	1,552,079
Owens Corning, Inc.	37,237	1,560,603

		3,332,286

Commercial Services & Supplies (0.4%)
ADT Corp.	54,038	1,615,736
Clean Harbors, Inc.*	6,000	263,820
KAR Auction Services, Inc.	29,677	1,053,534
Pitney Bowes, Inc.	38,978	773,713
R.R. Donnelley & Sons Co.	31,261	455,160
Republic Services, Inc.	76,465	3,150,358
Tyco International plc	181,967	6,088,616
Waste Connections, Inc.	39,082	1,898,604
Waste Management, Inc.	132,261	6,587,920

		21,887,461

Construction & Engineering (0.3%)
AECOM*	113,704	3,127,997
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	30,900	1,225,494
Fluor Corp.	46,205	1,956,782
Jacobs Engineering Group, Inc.*	68,905	2,579,114
KBR, Inc.	45,497	757,980
Quanta Services, Inc.*	93,682	2,268,041

		11,915,408

Electrical Equipment (0.5%)
Babcock & Wilcox Enterprises, Inc.*	13,479	226,447

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Eaton Corp. plc	336,202	$17,247,162
Emerson Electric Co.	65,535	2,894,681
Hubbell, Inc., Class B	15,846	1,346,118
Regal Beloit Corp.	13,393	756,035

		22,470,443

Industrial Conglomerates (2.3%)
3M Co.	76,552	10,852,777
Carlisle Cos., Inc.	16,078	1,404,895
Danaher Corp.	242,118	20,630,875
General Electric Co.#	3,179,049	80,175,616
Roper Technologies, Inc.	19,600	3,071,320

		116,135,483

Machinery (1.3%)
AGCO Corp.	23,951	1,116,835
Allison Transmission Holdings, Inc.	25,900	691,271
Caterpillar, Inc.	172,007	11,242,378
Colfax Corp.*	31,700	948,147
Crane Co.	15,174	707,260
Cummins, Inc.	14,700	1,596,126
Deere & Co.	103,285	7,643,090
Donaldson Co., Inc.	4,254	119,452
Dover Corp.	50,639	2,895,538
Flowserve Corp.	22,600	929,764
IDEX Corp.	2,155	153,652
Illinois Tool Works, Inc.	53,062	4,367,533
Ingersoll-Rand plc	77,644	3,941,986
ITT Corp.	138,547	4,631,626
Joy Global, Inc.	30,712	458,530
Kennametal, Inc.	24,995	622,126
Lincoln Electric Holdings, Inc.	1,900	99,617
Manitowoc Co., Inc.	42,900	643,500
Oshkosh Corp.	24,699	897,315
PACCAR, Inc.	10,776	562,184
Parker-Hannifin Corp.	35,637	3,467,480
Pentair plc	97,036	4,952,717
SPX Corp.	12,902	153,792
SPX FLOW, Inc.*	12,902	444,216
Stanley Black & Decker, Inc.	69,190	6,710,046
Terex Corp.	33,103	593,868
Timken Co.	24,439	671,828
Trinity Industries, Inc.	48,798	1,106,251
Valmont Industries, Inc.	7,100	673,719
Xylem, Inc.	57,217	1,879,578

		64,921,425

Marine (0.0%)
Kirby Corp.*	17,600	1,090,320

Professional Services (0.3%)
Dun & Bradstreet Corp.	8,052	845,460
Equifax, Inc.	9,784	950,809
IHS, Inc., Class A*	3,100	359,600
ManpowerGroup, Inc.	32,618	2,671,088
Nielsen Holdings plc	217,829	9,686,856
Towers Watson & Co., Class A	17,959	2,108,027

		16,621,840

Road & Rail (0.5%)
AMERCO	1,203	473,345
Canadian National Railway Co.	39,586	2,246,901
CSX Corp.	231,208	6,219,495
Genesee & Wyoming, Inc., Class A*	10,239	604,920
Kansas City Southern	34,900	3,171,712
Norfolk Southern Corp.	96,208	7,350,291
Ryder System, Inc.	16,858	1,248,166
Union Pacific Corp.	23,558	2,082,763

		23,397,593

Trading Companies & Distributors (0.1%)
Air Lease Corp.	30,649	947,667
GATX Corp.	13,812	609,800
MSC Industrial Direct Co., Inc., Class A	10,400	634,712
NOW, Inc.*	33,726	499,145
WESCO International, Inc.*	13,964	648,907

		3,340,231

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	21,800	1,627,588

Total Industrials		443,757,411

Information Technology (10.8%)
Communications Equipment (2.7%)
ARRIS Group, Inc.*	35,700	927,129
Brocade Communications Systems, Inc.	131,776	1,367,835
Cisco Systems, Inc.	2,771,693	72,756,941
CommScope Holding Co., Inc.*	18,400	552,552
EchoStar Corp., Class A*	13,883	597,385
Harris Corp.	32,414	2,371,084
Juniper Networks, Inc.	102,429	2,633,450
Lumentum Holdings, Inc.*	14,760	250,182
Nokia Oyj (ADR)	305,720	2,072,782
QUALCOMM, Inc.	793,870	42,654,635
Telefonaktiebolaget LM Ericsson (ADR)	716,880	7,011,086
Viavi Solutions, Inc.*	73,803	396,322

		133,591,383

Electronic Equipment, Instruments & Components (0.4%)
Arrow Electronics, Inc.*	30,208	1,669,898
Avnet, Inc.	50,412	2,151,584
Corning, Inc.	397,066	6,797,770
Dolby Laboratories, Inc., Class A	15,636	509,734
FLIR Systems, Inc.	16,235	454,418
Ingram Micro, Inc., Class A	46,525	1,267,341
Jabil Circuit, Inc.	49,674	1,111,207
Keysight Technologies, Inc.*	186,313	5,745,893
National Instruments Corp.	27,600	767,004
Trimble Navigation Ltd.*	77,500	1,272,550

		21,747,399

Internet Software & Services (0.4%)
Google, Inc., Class C*	15,585	9,482,226
Yahoo!, Inc.*	296,100	8,560,251
Zillow Group, Inc., Class A*	5,600	160,888
Zillow Group, Inc., Class C*	11,200	302,400

		18,505,765

IT Services (1.5%)
Accenture plc, Class A	161,711	15,889,723
Amdocs Ltd.	48,743	2,772,502
Automatic Data Processing, Inc.	29,200	2,346,512
Black Knight Financial Services, Inc., Class A*	800	26,040
Booz Allen Hamilton Holding Corp.	53,256	1,395,840
Computer Sciences Corp.	43,770	2,686,602
CoreLogic, Inc.*	15,625	581,719
DST Systems, Inc.	2,640	277,570
Fidelity National Information Services, Inc.	100,714	6,755,895
Fiserv, Inc.*	43,367	3,756,016
International Business Machines Corp.	164,318	23,821,180
Leidos Holdings, Inc.	19,184	792,491
MasterCard, Inc., Class A	31,723	2,858,877
Paychex, Inc.	13,070	622,524

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Teradata Corp.*	11,500	$333,040
Total System Services, Inc.	9,240	419,773
Visa, Inc., Class A	62,149	4,329,299
Western Union Co.	2,914	53,501
Xerox Corp.	755,697	7,352,932

		77,072,036

Semiconductors & Semiconductor Equipment (2.0%)
Altera Corp.	65,467	3,278,587
Analog Devices, Inc.	26,869	1,515,680
Applied Materials, Inc.	576,377	8,466,978
Broadcom Corp., Class A	179,118	9,212,039
Cree, Inc.*	34,400	833,512
Cypress Semiconductor Corp.*	122,681	1,045,242
First Solar, Inc.*	23,794	1,017,194
Freescale Semiconductor Ltd.*	3,128	114,422
Intel Corp.	1,547,853	46,652,289
Lam Research Corp.	14,264	931,867
Marvell Technology Group Ltd.	142,900	1,293,245
Maxim Integrated Products, Inc.	58,600	1,957,240
Micron Technology, Inc.*	314,245	4,707,390
NVIDIA Corp.	194,695	4,799,232
ON Semiconductor Corp.*	10,393	97,694
SunEdison, Inc.*	6,800	48,824
SunPower Corp.*	15,900	318,636
Teradyne, Inc.	340,999	6,141,392
Texas Instruments, Inc.	120,576	5,970,924
Xilinx, Inc.	62,700	2,658,480

		101,060,867

Software (2.3%)
Activision Blizzard, Inc.	159,176	4,916,947
ANSYS, Inc.*	23,000	2,027,220
Autodesk, Inc.*	18,469	815,222
CA, Inc.	99,606	2,719,244
Electronic Arts, Inc.*	52,554	3,560,534
Intuit, Inc.	8,863	786,591
Microsoft Corp.	1,463,640	64,780,706
Nuance Communications, Inc.*	79,835	1,306,899
Oracle Corp.	712,981	25,752,874
SS&C Technologies Holdings, Inc.	2,300	161,092
Symantec Corp.	214,750	4,181,182
Synopsys, Inc.*	45,347	2,094,124
Zynga, Inc., Class A*	242,389	552,647

		113,655,282

Technology Hardware, Storage & Peripherals (1.5%)
3D Systems Corp.*	22,300	257,565
Apple, Inc.	209,682	23,127,925
EMC Corp.	562,409	13,587,801
Hewlett-Packard Co.	891,998	22,844,069
Lexmark International, Inc., Class A	19,314	559,720
NCR Corp.*	53,400	1,214,850
NetApp, Inc.	68,800	2,036,480
SanDisk Corp.	65,572	3,562,527
Western Digital Corp.	70,942	5,635,632

		72,826,569

Total Information Technology		538,459,301

Materials (2.3%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	12,007	1,531,853
Airgas, Inc.	16,600	1,482,878
Akzo Nobel N.V. (ADR)	46,678	1,004,977
Albemarle Corp.	35,422	1,562,110
Ashland, Inc.	19,313	1,943,274
Cabot Corp.	19,989	630,853
Celanese Corp.	48,520	2,870,928
CF Industries Holdings, Inc.	179,961	8,080,249
Chermours Co.	30,740	198,888
Cytec Industries, Inc.	20,326	1,501,075
Dow Chemical Co.	316,077	13,401,665
E.I. du Pont de Nemours & Co.	178,030	8,581,046
Eastman Chemical Co.	35,200	2,278,144
FMC Corp.	11,600	393,356
Huntsman Corp.	23,613	228,810
LyondellBasell Industries N.V., Class A	123,275	10,276,204
Monsanto Co.	20,326	1,734,621
Mosaic Co.	109,887	3,418,585
Platform Specialty Products Corp.*	31,800	402,270
PPG Industries, Inc.	100,918	8,849,499
Praxair, Inc.	15,200	1,548,272
Scotts Miracle-Gro Co., Class A	1,400	85,148
Sigma-Aldrich Corp.	23,109	3,210,302
Westlake Chemical Corp.	12,736	660,871

		75,875,878

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	18,300	2,780,685
Vulcan Materials Co.	36,354	3,242,777

		6,023,462

Containers & Packaging (0.3%)
AptarGroup, Inc.	16,092	1,061,428
Avery Dennison Corp.	2,054	116,195
Bemis Co., Inc.	51,230	2,027,171
Crown Holdings, Inc.*	89,614	4,099,841
Graphic Packaging Holding Co.	43,800	560,202
Owens-Illinois, Inc.*	47,587	986,003
Sonoco Products Co.	38,737	1,461,934
WestRock Co.	91,642	4,714,064

		15,026,838

Metals & Mining (0.4%)
Alcoa, Inc.	438,184	4,232,858
Allegheny Technologies, Inc.	48,740	691,133
Freeport-McMoRan, Inc.	328,077	3,179,066
Newmont Mining Corp.	157,701	2,534,255
Nucor Corp.	100,649	3,779,370
Reliance Steel & Aluminum Co.	29,249	1,579,739
Royal Gold, Inc.	19,328	908,029
Southern Copper Corp.	24,200	646,624
Steel Dynamics, Inc.	67,816	1,165,079
Tahoe Resources, Inc.	44,085	341,218
United States Steel Corp.	45,917	478,455

		19,535,826

Paper & Forest Products (0.0%)
Domtar Corp.	20,094	718,361
International Paper Co.	6,613	249,905

		968,266

Total Materials		117,430,270

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	1,746,230	56,892,173
CenturyLink, Inc.	177,808	4,466,537
Frontier Communications Corp.	316,529	1,503,513
Level 3 Communications, Inc.*	80,400	3,512,676
Verizon Communications, Inc.	860,998	37,463,937
Zayo Group Holdings, Inc.*	6,028	152,870

		103,991,706

Wireless Telecommunication Services (0.4%)
SBA Communications Corp., Class A*	20,700	2,168,118
Sprint Corp.*	234,281	899,639
Telephone & Data Systems, Inc.	308,334	7,696,017
T-Mobile US, Inc.*	86,570	3,446,352

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
U.S. Cellular Corp.*	63,801	$2,260,469
Vodafone Group plc	644,201	2,036,989
Vodafone Group plc (ADR)	120,688	3,830,637

		22,338,221

Total Telecommunication Services		126,329,927

Utilities (4.7%)
Electric Utilities (2.5%)
American Electric Power Co., Inc.	155,690	8,852,533
Duke Energy Corp.	270,537	19,462,432
Edison International	220,504	13,907,187
Entergy Corp.	56,614	3,685,571
Eversource Energy	100,197	5,071,972
Exelon Corp.	563,368	16,732,030
FirstEnergy Corp.	133,076	4,166,610
Great Plains Energy, Inc.	48,619	1,313,685
Hawaiian Electric Industries, Inc.	33,864	971,558
ITC Holdings Corp.	30,900	1,030,206
NextEra Energy, Inc.	140,113	13,668,023
OGE Energy Corp.	62,960	1,722,586
Pepco Holdings, Inc.	79,822	1,933,289
Pinnacle West Capital Corp.	34,925	2,240,090
PPL Corp.	360,901	11,870,034
Southern Co.	286,505	12,806,774
Westar Energy, Inc.	41,687	1,602,448
Xcel Energy, Inc.	159,879	5,661,315

		126,698,343

Gas Utilities (0.3%)
AGL Resources, Inc.	37,787	2,306,519
Atmos Energy Corp.	31,816	1,851,055
National Fuel Gas Co.	26,645	1,331,717
Questar Corp.	55,424	1,075,780
UGI Corp.	177,060	6,165,229

		12,730,300

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	976,051	9,555,539
Calpine Corp.*	127,044	1,854,842
Dynegy, Inc.*	188,110	3,888,234
NRG Energy, Inc.	105,157	1,561,582
TerraForm Power, Inc., Class A*	15,300	217,566

		17,077,763

Multi-Utilities (1.5%)
Alliant Energy Corp.	35,670	2,086,338
Ameren Corp.	85,125	3,598,234
CenterPoint Energy, Inc.	135,698	2,447,992
CMS Energy Corp.	87,286	3,082,941
Consolidated Edison, Inc.	92,370	6,174,934
Dominion Resources, Inc.	177,912	12,521,447
DTE Energy Co.	56,539	4,544,039
MDU Resources Group, Inc.	61,394	1,055,977
NiSource, Inc.	100,104	1,856,929
PG&E Corp.	228,112	12,044,314
Public Service Enterprise Group, Inc.	159,579	6,727,851
SCANA Corp.	45,118	2,538,339
Sempra Energy	78,179	7,561,473
TECO Energy, Inc.	74,119	1,946,365
Vectren Corp.	26,044	1,094,108
WEC Energy Group, Inc.	99,587	5,200,433

		74,481,714

Water Utilities (0.1%)
American Water Works Co., Inc.	56,789	3,127,938
Aqua America, Inc.	55,768	1,476,179

		4,604,117

Total Utilities		235,592,237

Total Common Stocks (89.9%) (Cost $3,819,617,100)		4,504,941,369

CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.1%)
Food Products (0.1%)
Tyson Foods, Inc.
4.750%	33,350	1,709,521

Total Consumer Staples		1,709,521

Industrials (0.0%)
Machinery (0.0%)
Stanley Black & Decker, Inc.
6.250%	4,600	506,000

Total Industrials		506,000

Total Convertible Preferred Stock (0.1%) (Cost $2,127,500)		2,215,521

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(1.1%)
iShares® Core S&P 500 ETF	294	56,657
iShares® Morningstar Large-Cap ETF	7,529	842,570
iShares® Morningstar Large-Cap Growth ETF	21,660	2,425,703
iShares® Morningstar Large-Cap Value ETF	121,475	9,374,226
iShares® Russell 1000 ETF	531	56,844
iShares® Russell 1000 Growth ETF	25,570	2,378,010
iShares® Russell 1000 Value ETF	184,188	17,181,057
iShares® S&P 500 Growth ETF	22,200	2,393,160
iShares® S&P 500 Value ETF	114,641	9,633,283
Vanguard Growth ETF	25,290	2,536,334
Vanguard Large-Cap ETF	3,164	278,590
Vanguard Value ETF	119,101	9,141,002

Total Investment Companies (1.1%) (Cost $57,302,149)		56,297,436

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	32,255,692	32,255,692

Total Short-Term Investment (0.6%) (Cost $32,255,692)		32,255,692

Total Investments (91.7%) (Cost $3,911,302,441)		4,595,710,018
Other Assets Less Liabilities (8.3%)		416,342,992

Net Assets (100%)		$5,012,053,010

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $39,654,348.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
S&P 500 E-Mini Index	3,924	December-15	$386,796,531	$374,486,940	$(12,309,591)
S&P MidCap 400 E-Mini Index	413	December-15	58,668,582	56,287,770	(2,380,812)

					$(14,690,403)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$355,484,238	$82,897	$—	$355,567,135
Consumer Staples	296,107,242	19,497,330	—	315,604,572
Energy	512,705,252	—	—	512,705,252
Financials	1,293,388,883	—	—	1,293,388,883
Health Care	563,081,017	3,025,364	—	566,106,381
Industrials	443,757,411	—	—	443,757,411
Information Technology	538,459,301	—	—	538,459,301
Materials	117,430,270	—	—	117,430,270
Telecommunication Services	123,828,861	2,501,066	—	126,329,927
Utilities	235,592,237	—	—	235,592,237
Convertible Preferred Stocks
Consumer Staples	1,709,521	—	—	1,709,521
Industrials	506,000	—	—	506,000
Investment Companies
Exchange Traded Funds (ETFs)	56,297,436	—	—	56,297,436
Short-Term Investments	32,255,692	—	—	32,255,692

Total Assets	$4,570,603,361	$25,106,657	$—	$4,595,710,018

Liabilities:
Futures	$(14,690,403)	$—	$—	$(14,690,403)

Total Liabilities	$(14,690,403)	$—	$—	$(14,690,403)

Total	$4,555,912,958	$25,106,657	$—	$4,581,019,615

(a)	A security with a market value of $82,897 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$821,409,108
Aggregate gross unrealized depreciation	(297,222,716)

Net unrealized appreciation	$524,186,392

Federal income tax cost of investments	$4,071,523,626

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Auto Components (0.9%)
BorgWarner, Inc.	154,540	$6,427,319
Gentex Corp.	53,686	832,133
Goodyear Tire & Rubber Co.	323,886	9,499,576
Lear Corp.	6,898	750,364

		17,509,392

Automobiles (0.1%)
Harley-Davidson, Inc.	33,554	1,842,115

Distributors (0.0%)
Genuine Parts Co.	3,893	322,691

Diversified Consumer Services (0.3%)
Graham Holdings Co., Class B	1,241	716,057
H&R Block, Inc.	6,537	236,639
Steiner Leisure Ltd.*	92,356	5,835,052

		6,787,748

Hotels, Restaurants & Leisure (0.9%)
Aramark	5,644	167,288
Darden Restaurants, Inc.	35,858	2,457,707
Hyatt Hotels Corp., Class A*	12,400	584,040
International Game Technology plc (Italian Stock Exchange)	10,938	167,680
MGM Resorts International*	147,391	2,719,364
Norwegian Cruise Line Holdings Ltd.*	114,454	6,558,214
Royal Caribbean Cruises Ltd.	61,204	5,452,664
Wendy’s Co.	79,103	684,241
Wynn Resorts Ltd.	3,464	184,008

		18,975,206

Household Durables (2.4%)
D.R. Horton, Inc.	186,258	5,468,535
Garmin Ltd.	42,152	1,512,414
Jarden Corp.*	157,367	7,692,099
Lennar Corp., Class A	156,327	7,524,019
Lennar Corp., Class B	1,056	41,818
Mohawk Industries, Inc.*	6,547	1,190,179
Newell Rubbermaid, Inc.	195,424	7,760,287
NVR, Inc.*	1,200	1,830,264
PulteGroup, Inc.	217,152	4,097,658
Toll Brothers, Inc.*	112,588	3,855,013
Tupperware Brands Corp.	1,005	49,737
Whirlpool Corp.	56,638	8,340,512

		49,362,535

Internet & Catalog Retail (0.2%)
HomeAway, Inc.*	23,581	625,840
Liberty Interactive Corp. QVC Group*	96,535	2,532,113

		3,157,953

Leisure Products (0.4%)
Brunswick Corp.	8,814	422,102
Hasbro, Inc.	7,636	550,861
Mattel, Inc.	120,405	2,535,729
Performance Sports Group Ltd.*	328,400	4,407,128
Vista Outdoor, Inc.*	19,776	878,648

		8,794,468

Media (1.5%)
AMC Entertainment Holdings, Inc., Class A	26,700	672,573
Cable One, Inc.*	1,275	534,761
Cablevision Systems Corp. - New York Group, Class A	61,692	2,003,139
Clear Channel Outdoor Holdings, Inc., Class A*	8,709	62,095
Discovery Communications, Inc., Class A*	5,084	132,337
Discovery Communications, Inc., Class C*	9,024	219,193
Gannett Co., Inc.	41,568	612,297
Interpublic Group of Cos., Inc.	177,800	3,401,314
John Wiley & Sons, Inc., Class A	16,843	842,655
Liberty Broadband Corp.*	33,234	1,703,181
Liberty Media Corp.*	108,240	3,776,417
Markit Ltd.*	62,300	1,806,700
News Corp., Class A	136,499	1,722,617
News Corp., Class B	40,085	513,890
Quebecor, Inc., Class B	131,200	2,871,751
TEGNA, Inc.	354,411	7,935,262
Tribune Media Co., Class A	28,695	1,021,542

		29,831,724

Multiline Retail (0.3%)
Dillard’s, Inc., Class A	7,658	669,233
J.C. Penney Co., Inc.*	108,583	1,008,736
Kohl’s Corp.	72,171	3,342,239
Macy’s, Inc.	33,917	1,740,620
Sears Holdings Corp.*	4,351	98,333

		6,859,161

Specialty Retail (1.4%)
Aaron’s, Inc.	171,774	6,202,759
Best Buy Co., Inc.	108,006	4,009,183
Cabela’s, Inc.*	16,264	741,638
CST Brands, Inc.	4,883	164,362
Dick’s Sporting Goods, Inc.	10,594	525,568
DSW, Inc., Class A	195,230	4,941,271
Foot Locker, Inc.	7,011	504,582
GameStop Corp., Class A	38,137	1,571,626
Murphy USA, Inc.*	15,428	847,769
Office Depot, Inc.*	160,326	1,029,293
Penske Automotive Group, Inc.	9,684	469,093
Staples, Inc.	610,793	7,164,602
Tiffany & Co.	9,888	763,551

		28,935,297

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	84,557	2,446,234
Fossil Group, Inc.*	2,870	160,375
Global Brands Group Holding Ltd.*	18,842,000	3,919,804
PVH Corp.	29,418	2,998,871
Ralph Lauren Corp.	20,120	2,377,379
Samsonite International S.A.	542,400	1,780,305

		13,682,968

Total Consumer Discretionary		186,061,258

Consumer Staples (4.0%)
Beverages (0.6%)
Brown-Forman Corp., Class A	561	60,021
Brown-Forman Corp., Class B	3,355	325,100
Molson Coors Brewing Co., Class B	148,408	12,320,832

		12,705,953

Food & Staples Retailing (0.3%)
Rite Aid Corp.*	142,870	867,221
Sysco Corp.	145,376	5,665,303
Whole Foods Market, Inc.	11,128	352,201

		6,884,725

Food Products (2.6%)
B&G Foods, Inc.	173,690	6,331,000
Blue Buffalo Pet Products, Inc.*	4,912	87,974
Bunge Ltd.	51,106	3,746,070
Campbell Soup Co.	25,467	1,290,668

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
ConAgra Foods, Inc.	131,306	$5,319,206
Flowers Foods, Inc.	360,388	8,915,999
Ingredion, Inc.	78,246	6,831,658
J.M. Smucker Co.	42,585	4,858,523
Kellogg Co.	9,033	601,146
Pilgrim’s Pride Corp.	20,978	435,923
Pinnacle Foods, Inc.	41,478	1,737,099
Post Holdings, Inc.*	132,110	7,807,701
Tyson Foods, Inc., Class A	99,544	4,290,346

		52,253,313

Household Products (0.1%)
Clorox Co.	9,662	1,116,251
Energizer Holdings, Inc.	45,293	1,753,292

		2,869,543

Personal Products (0.4%)
Avon Products, Inc.	159,051	516,916
Coty, Inc., Class A	81,215	2,197,678
Edgewell Personal Care Co.	45,293	3,695,909
Herbalife Ltd.*	3,975	216,637
Nu Skin Enterprises, Inc., Class A	16,906	697,879

		7,325,019

Total Consumer Staples		82,038,553

Energy (6.1%)
Energy Equipment & Services (1.1%)
Cameron International Corp.*	68,116	4,176,873
Diamond Offshore Drilling, Inc.	23,742	410,737
Dril-Quip, Inc.*	13,860	806,929
Ensco plc, Class A	83,377	1,173,948
FMC Technologies, Inc.*	28,679	889,049
Frank’s International N.V.	12,940	198,370
Helmerich & Payne, Inc.	34,314	1,621,680
Nabors Industries Ltd.	117,565	1,110,989
National Oilwell Varco, Inc.	138,031	5,196,867
Noble Corp. plc	86,108	939,438
Oceaneering International, Inc.	28,991	1,138,767
Patterson-UTI Energy, Inc.	53,746	706,222
Rowan Cos., plc, Class A	44,400	717,060
RPC, Inc.	18,553	164,194
Seadrill Ltd.*	132,975	784,553
Solar Cayman Ltd.(b)*†	90,472	—
Superior Energy Services, Inc.	53,542	676,236
Trican Well Service Ltd.	190,000	96,815
Weatherford International plc*	275,713	2,338,046

		23,146,773

Oil, Gas & Consumable Fuels (5.0%)
Antero Resources Corp.*	24,808	524,937
California Resources Corp.	115,825	301,145
Cheniere Energy, Inc.*	84,189	4,066,329
Chesapeake Energy Corp.	208,766	1,530,255
Cimarex Energy Co.	140,801	14,429,286
Cobalt International Energy, Inc.*	485,789	3,439,386
Columbia Pipeline Group, Inc.	112,945	2,065,764
Concho Resources, Inc.*	42,709	4,198,295
CONSOL Energy, Inc.	81,431	798,024
Continental Resources, Inc.*	20,467	592,929
CVR Energy, Inc.	3,797	155,867
Denbury Resources, Inc.	133,388	325,467
Diamondback Energy, Inc.	116,285	7,512,011
Energen Corp.	106,300	5,300,118
EP Energy Corp., Class A*	13,498	69,515
EQT Corp.	54,216	3,511,570
Golar LNG Ltd.	31,998	892,104
Gulfport Energy Corp.*	38,490	1,142,383
Hess Corp.	89,725	4,491,633
HollyFrontier Corp.	99,965	4,882,291
Kosmos Energy Ltd.*	58,951	328,946
Laredo Petroleum, Inc.*	45,884	432,686
Marathon Oil Corp.	240,195	3,699,003
Murphy Oil Corp.	63,334	1,532,683
Newfield Exploration Co.*	171,536	5,643,534
Noble Energy, Inc.	199,037	6,006,937
ONEOK, Inc.	40,861	1,315,724
PBF Energy, Inc., Class A	30,618	864,346
Pioneer Natural Resources Co.	53,131	6,462,855
QEP Resources, Inc.	205,111	2,570,041
Range Resources Corp.	56,197	1,805,048
SM Energy Co.	24,009	769,248
Southwestern Energy Co.*	136,852	1,736,652
Targa Resources Corp.	10,525	542,248
Teekay Corp.	10,486	310,805
Tesoro Corp.	42,049	4,088,845
Whiting Petroleum Corp.*	72,642	1,109,243
World Fuel Services Corp.	21,040	753,232
WPX Energy, Inc.*	76,030	503,319

		100,704,704

Total Energy		123,851,477

Financials (26.5%)
Banks (6.1%)
Associated Banc-Corp.	54,278	975,376
Bank of Hawaii Corp.	15,522	985,492
BankUnited, Inc.	385,610	13,785,557
BOK Financial Corp.	75,743	4,901,330
CIT Group, Inc.	151,640	6,070,149
Citizens Financial Group, Inc.	110,973	2,647,816
City National Corp./California	17,109	1,506,619
Comerica, Inc.	210,282	8,642,590
Commerce Bancshares, Inc./Missouri	29,307	1,335,227
Cullen/Frost Bankers, Inc.	19,291	1,226,522
East West Bancorp, Inc.	51,191	1,966,758
Fifth Third Bancorp	288,231	5,450,448
First Horizon National Corp.	344,640	4,886,995
First Niagara Financial Group, Inc.	126,357	1,290,105
First Republic Bank/California	142,724	8,958,785
Huntington Bancshares, Inc./Ohio	287,730	3,049,938
IBERIABANK Corp.	83,300	4,848,893
KeyCorp	301,886	3,927,537
M&T Bank Corp.	47,320	5,770,674
National Penn Bancshares, Inc.	340,377	3,999,430
PacWest Bancorp	36,248	1,551,777
People’s United Financial, Inc.	110,003	1,730,347
Popular, Inc.	217,869	6,586,180
Regions Financial Corp.	476,991	4,297,689
Signature Bank/New York*	1,500	206,340
South State Corp.	49,900	3,835,813
SunTrust Banks, Inc./Georgia	183,707	7,024,956
SVB Financial Group*	6,784	783,823
Synovus Financial Corp.	47,403	1,403,129
TCF Financial Corp.	60,114	911,328
Zions Bancorp	318,519	8,772,013

		123,329,636

Capital Markets (0.9%)
Ameriprise Financial, Inc.	10,780	1,176,421
E*TRADE Financial Corp.*	103,172	2,716,519
Interactive Brokers Group, Inc., Class A	18,706	738,326
Invesco Ltd.	134,116	4,188,443
Legg Mason, Inc.	23,393	973,383
Northern Trust Corp.	83,049	5,660,620
Raymond James Financial, Inc.	45,469	2,256,627
TD Ameritrade Holding Corp.	14,191	451,841

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Waddell & Reed Financial, Inc., Class A	1,890	$65,715

		18,227,895

Consumer Finance (0.4%)
Ally Financial, Inc.*	158,673	3,233,755
Navient Corp.	138,441	1,556,077
Santander Consumer USA Holdings, Inc.*	30,840	629,753
SLM Corp.*	13,037	96,474
Springleaf Holdings, Inc.*	18,939	828,013
Synchrony Financial*	45,710	1,430,723

		7,774,795

Diversified Financial Services (0.8%)
Intercontinental Exchange, Inc.	25,511	5,994,830
Leucadia National Corp.	101,263	2,051,588
MSCI, Inc.	59,200	3,520,032
Nasdaq, Inc.	41,199	2,197,143
Voya Financial, Inc.	81,481	3,159,018

		16,922,611

Insurance (7.9%)
Alleghany Corp.*	5,694	2,665,418
Allied World Assurance Co. Holdings AG	33,966	1,296,482
American Financial Group, Inc./Ohio	24,831	1,711,104
American National Insurance Co.	2,671	260,796
AmTrust Financial Services, Inc.	13,093	824,597
Arch Capital Group Ltd.*	44,139	3,242,892
Argo Group International Holdings Ltd.	67,540	3,822,089
Arthur J. Gallagher & Co.	26,597	1,097,924
Aspen Insurance Holdings Ltd.	21,928	1,018,994
Assurant, Inc.	24,170	1,909,672
Assured Guaranty Ltd.	53,702	1,342,550
Axis Capital Holdings Ltd.	35,918	1,929,515
Brown & Brown, Inc.	312,626	9,682,027
Cincinnati Financial Corp.	58,490	3,146,762
CNA Financial Corp.	9,855	344,235
CNO Financial Group, Inc.	161,500	3,037,815
Endurance Specialty Holdings Ltd.	98,303	5,999,432
Enstar Group Ltd.*	12,115	1,817,250
Everest Reinsurance Group Ltd.	15,812	2,740,852
FNF Group	99,805	3,540,083
Genworth Financial, Inc., Class A*	177,006	817,768
Hanover Insurance Group, Inc.	65,636	5,099,917
Hartford Financial Services Group, Inc.	149,440	6,841,363
HCC Insurance Holdings, Inc.	34,057	2,638,396
Infinity Property & Casualty Corp.	25,185	2,028,400
Lincoln National Corp.	90,043	4,273,441
Loews Corp.	110,790	4,003,951
Markel Corp.*	4,452	3,569,881
Mercury General Corp.	8,211	414,738
Navigators Group, Inc.*	49,075	3,826,869
Old Republic International Corp.	92,940	1,453,582
PartnerReinsurance Ltd.	16,988	2,359,293
Principal Financial Group, Inc.	104,763	4,959,480
ProAssurance Corp.	19,578	960,693
Progressive Corp.	208,797	6,397,540
Reinsurance Group of America, Inc.	122,198	11,069,917
RenaissanceReinsurance Holdings Ltd.	16,389	1,742,479
StanCorp Financial Group, Inc.	15,021	1,715,398
Torchmark Corp.	44,878	2,531,119
Unum Group	291,841	9,362,259
Validus Holdings Ltd.	30,101	1,356,652
W. R. Berkley Corp.	34,602	1,881,311
White Mountains Insurance Group Ltd.	2,133	1,593,991
Willis Group Holdings plc	362,600	14,855,722
XL Group plc	329,620	11,971,798

		159,156,447

Real Estate Investment Trusts (REITs) (9.4%)
Alexandria Real Estate Equities, Inc. (REIT)	25,637	2,170,685
American Assets Trust, Inc. (REIT)	108,734	4,442,871
American Campus Communities, Inc. (REIT)	39,965	1,448,332
American Capital Agency Corp. (REIT)	125,547	2,347,729
American Homes 4 Rent (REIT), Class A	58,961	948,093
Annaly Capital Management, Inc. (REIT)	337,261	3,328,766
Apartment Investment & Management Co. (REIT), Class A	56,010	2,073,490
Apple Hospitality REIT, Inc. (REIT)	62,433	1,159,381
AvalonBay Communities, Inc. (REIT)	47,042	8,223,882
BioMed Realty Trust, Inc. (REIT)	72,444	1,447,431
Blackstone Mortgage Trust, Inc. (REIT), Class A	114,300	3,136,392
Boston Properties, Inc. (REIT)	4,750	562,400
Brandywine Realty Trust (REIT)	64,010	788,603
Brixmor Property Group, Inc. (REIT)	62,488	1,467,218
Camden Property Trust (REIT)	30,905	2,283,880
Care Capital Properties, Inc. (REIT)	29,438	969,393
CBL & Associates Properties, Inc. (REIT)	59,426	817,108
Chimera Investment Corp. (REIT)	73,161	978,163
Colony Capital, Inc. (REIT), Class A	69,995	1,369,102
Columbia Property Trust, Inc. (REIT)	39,835	924,172
Communications Sales & Leasing, Inc. (REIT)	42,932	768,483
Corporate Office Properties Trust (REIT)	33,643	707,512
Corrections Corp. of America (REIT)	117,914	3,483,180
DDR Corp. (REIT)	107,785	1,657,733
Digital Realty Trust, Inc. (REIT)	20,587	1,344,743
Douglas Emmett, Inc. (REIT)	51,909	1,490,827
Duke Realty Corp. (REIT)	122,793	2,339,207
Empire State Realty Trust, Inc. (REIT), Class A	21,246	361,819
Equity Commonwealth (REIT)*	46,166	1,257,562
Equity LifeStyle Properties, Inc. (REIT)	99,700	5,839,429
Essex Property Trust, Inc. (REIT)	23,257	5,196,079
Extra Space Storage, Inc. (REIT)	82,500	6,365,700
Gaming and Leisure Properties, Inc. (REIT)	27,125	805,613
General Growth Properties, Inc. (REIT)	205,348	5,332,888
HCP, Inc. (REIT)	164,296	6,120,026
Healthcare Trust of America, Inc. (REIT), Class A	40,189	985,032
Home Properties, Inc. (REIT)	20,611	1,540,672
Hospitality Properties Trust (REIT)	53,367	1,365,128
Host Hotels & Resorts, Inc. (REIT)	269,633	4,262,898
Iron Mountain, Inc. (REIT)	45,558	1,413,209
iStar, Inc. (REIT)*	386,734	4,865,114
Kilroy Realty Corp. (REIT)	31,335	2,041,789
Kimco Realty Corp. (REIT)	146,886	3,588,425
Liberty Property Trust (REIT)	53,186	1,675,891
Macerich Co. (REIT)	56,321	4,326,579

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
MFA Financial, Inc. (REIT)	131,811	$897,633
Mid-America Apartment Communities, Inc. (REIT)	76,004	6,222,448
National Retail Properties, Inc. (REIT)	47,690	1,729,716
NorthStar Realty Finance Corp. (REIT)	129,834	1,603,450
Omega Healthcare Investors, Inc. (REIT)	47,340	1,664,001
Outfront Media, Inc. (REIT)	48,898	1,017,078
Paramount Group, Inc. (REIT)	64,488	1,083,398
Piedmont Office Realty Trust, Inc. (REIT), Class A	54,944	982,948
Plum Creek Timber Co., Inc. (REIT)	36,876	1,456,971
Post Properties, Inc. (REIT)	12,882	750,892
Prologis, Inc. (REIT)	186,492	7,254,539
PS Business Parks, Inc. (REIT)	37,400	2,968,812
Rayonier, Inc. (REIT)	45,148	996,416
Realty Income Corp. (REIT)	82,754	3,921,712
Regency Centers Corp. (REIT)	33,567	2,086,189
Retail Properties of America, Inc. (REIT), Class A	84,408	1,189,309
Senior Housing Properties Trust (REIT)	83,634	1,354,871
SL Green Realty Corp. (REIT)	69,739	7,542,970
Spirit Realty Capital, Inc. (REIT)	157,097	1,435,867
Starwood Property Trust, Inc. (REIT)	84,742	1,738,906
Taubman Centers, Inc. (REIT)	1,226	84,692
Two Harbors Investment Corp. (REIT)	130,453	1,150,595
UDR, Inc. (REIT)	92,165	3,177,849
Ventas, Inc. (REIT)	117,751	6,601,121
VEREIT, Inc. (REIT)	322,124	2,486,797
Vornado Realty Trust (REIT)	67,001	6,058,230
Weingarten Realty Investors (REIT)	44,094	1,459,952
Welltower, Inc. (REIT)	68,503	4,639,023
Weyerhaeuser Co. (REIT)	168,404	4,604,165
WP Carey, Inc. (REIT)	37,131	2,146,543
WP GLIMCHER, Inc. (REIT)	67,623	788,484

		191,118,206

Real Estate Management & Development (0.4%)
Forest City Enterprises, Inc., Class A*	268,823	5,411,407
Howard Hughes Corp.*	8,422	966,340
Jones Lang LaSalle, Inc.	4,343	624,393
Realogy Holdings Corp.*	33,165	1,247,999

		8,250,139

Thrifts & Mortgage Finance (0.6%)
EverBank Financial Corp.	72,534	1,399,906
Hudson City Bancorp, Inc.	188,444	1,916,476
Nationstar Mortgage Holdings, Inc.*	438,810	6,086,295
New York Community Bancorp, Inc.	158,105	2,855,376
TFS Financial Corp.	23,485	405,116

		12,663,169

Total Financials		537,442,898

Health Care (5.2%)
Biotechnology (0.1%)
Alkermes plc*	9,365	549,444
Alnylam Pharmaceuticals, Inc.*	4,938	396,818

		946,262

Health Care Equipment & Supplies (1.8%)
Alere, Inc.*	10,846	522,235
Boston Scientific Corp.*	1,107,784	18,178,735
Cooper Cos., Inc.	5,549	826,024
DENTSPLY International, Inc.	37,019	1,872,051
Hill-Rom Holdings, Inc.	1,934	100,549
Orthofix International N.V.*	136,024	4,590,810
St. Jude Medical, Inc.	43,627	2,752,427
Teleflex, Inc.	14,779	1,835,700
Zimmer Biomet Holdings, Inc.	56,882	5,342,926

		36,021,457

Health Care Providers & Services (1.6%)
Brookdale Senior Living, Inc.*	169,477	3,891,192
Community Health Systems, Inc.*	42,005	1,796,554
DaVita HealthCare Partners, Inc.*	44,703	3,233,368
Health Net, Inc.*	22,922	1,380,363
Laboratory Corp. of America Holdings*	23,903	2,592,758
LifePoint Health, Inc.*	130,053	9,220,758
MEDNAX, Inc.*	14,079	1,081,126
Patterson Cos., Inc.	13,881	600,353
Quest Diagnostics, Inc.	51,116	3,142,101
Universal American Corp.*	381,315	2,608,195
Universal Health Services, Inc., Class B	26,795	3,344,284
VCA, Inc.*	1,916	100,877

		32,991,929

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	45,871	568,801

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	118,505	4,068,277
Bio-Rad Laboratories, Inc., Class A*	7,352	987,447
Bio-Techne Corp.	7,943	734,410
PerkinElmer, Inc.	34,039	1,564,432
QIAGEN N.V.*	82,570	2,130,306
Quintiles Transnational Holdings, Inc.*	1,658	115,347
VWR Corp.*	5,045	129,606
WuXi PharmaTech Cayman, Inc. (ADR)*	59,300	2,562,353

		12,292,178

Pharmaceuticals (1.1%)
Almirall S.A.	247,912	4,424,207
Endo International plc*	47,345	3,280,062
Mallinckrodt plc*	25,227	1,613,014
Ono Pharmaceutical Co., Ltd.	52,700	6,268,346
Perrigo Co. plc	42,424	6,672,023
UCB S.A.	7,316	572,605

		22,830,257

Total Health Care		105,650,884

Industrials (8.2%)
Aerospace & Defense (1.1%)
BWX Technologies, Inc.	30,498	803,927
Curtiss-Wright Corp.	50,600	3,158,452
Esterline Technologies Corp.*	48,000	3,450,720
L-3 Communications Holdings, Inc.	29,310	3,063,481
Moog, Inc., Class A*	74,900	4,049,843
Orbital ATK, Inc.	62,207	4,470,817
Spirit AeroSystems Holdings, Inc., Class A*	3,754	181,469
Textron, Inc.	76,377	2,874,830
Triumph Group, Inc.	17,989	756,977

		22,810,516

Air Freight & Logistics (0.5%)
Hub Group, Inc., Class A*	258,978	9,429,389

Airlines (0.1%)
Copa Holdings S.A., Class A	12,023	504,125
JetBlue Airways Corp.*	69,899	1,801,297

		2,305,422

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (0.3%)
Armstrong World Industries, Inc.*	5,101	$243,522
Fortune Brands Home & Security, Inc.	36,877	1,750,551
Owens Corning, Inc.	41,992	1,759,884
Sanwa Holdings Corp.	446,000	3,073,792

		6,827,749

Commercial Services & Supplies (0.6%)
ADT Corp.	60,960	1,822,704
Brink’s Co.	74,486	2,011,867
Clean Harbors, Inc.*	6,986	307,174
KAR Auction Services, Inc.	33,498	1,189,179
Pitney Bowes, Inc.	45,022	893,687
R.R. Donnelley & Sons Co.	35,261	513,400
Republic Services, Inc.	86,286	3,554,983
Tyco International plc	18,871	631,424
Waste Connections, Inc.	44,080	2,141,406

		13,065,824

Construction & Engineering (0.4%)
AECOM*	46,452	1,277,894
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	34,861	1,382,587
Fluor Corp.	52,161	2,209,018
Jacobs Engineering Group, Inc.*	44,692	1,672,822
KBR, Inc.	51,336	855,258
Quanta Services, Inc.*	58,365	1,413,017

		8,810,596

Electrical Equipment (0.7%)
Babcock & Wilcox Enterprises, Inc.*	15,758	264,734
Generac Holdings, Inc.*	109,500	3,294,855
Hubbell, Inc., Class B	72,372	6,148,001
Regal Beloit Corp.	15,101	852,452
Sensata Technologies Holding N.V.*	77,600	3,440,784

		14,000,826

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	18,113	1,582,714
Roper Technologies, Inc.	22,072	3,458,682

		5,041,396

Machinery (2.8%)
AGCO Corp.	26,993	1,258,684
Allison Transmission Holdings, Inc.	29,811	795,656
Barnes Group, Inc.	167,317	6,031,778
Colfax Corp.*	268,408	8,028,083
Crane Co.	17,474	814,463
Donaldson Co., Inc.	4,752	133,436
Dover Corp.	122,632	7,012,098
Flowserve Corp.	25,551	1,051,168
IDEX Corp.	2,371	169,052
Ingersoll-Rand plc	87,611	4,448,010
ITT Corp.	32,141	1,074,474
Joy Global, Inc.	34,653	517,369
Kennametal, Inc.	147,690	3,676,004
Lincoln Electric Holdings, Inc.	2,362	123,840
Manitowoc Co., Inc.	49,451	741,765
Oshkosh Corp.	27,833	1,011,173
PACCAR, Inc.	12,488	651,499
Parker-Hannifin Corp.	42,255	4,111,411
Pentair plc	63,928	3,262,885
SPX Corp.	14,600	174,032
SPX FLOW, Inc.*	14,600	502,678
Stanley Black & Decker, Inc.	49,674	4,817,385
Terex Corp.	37,402	670,992
Timken Co.	28,204	775,328
Trinity Industries, Inc.	55,140	1,250,024
Valmont Industries, Inc.	7,931	752,573
Xylem, Inc.	64,545	2,120,303

		55,976,163

Marine (0.1%)
Kirby Corp.*	19,854	1,229,955

Professional Services (0.4%)
Dun & Bradstreet Corp.	9,029	948,045
IHS, Inc., Class A*	3,621	420,036
ManpowerGroup, Inc.	27,838	2,279,654
Nielsen Holdings plc	40,735	1,811,486
Towers Watson & Co., Class A	20,279	2,380,349
TransUnion*	2,612	65,613

		7,905,183

Road & Rail (0.4%)
AMERCO	1,353	532,365
Genesee & Wyoming, Inc., Class A*	45,822	2,707,164
Kansas City Southern	39,340	3,575,219
Ryder System, Inc.	18,971	1,404,613

		8,219,361

Trading Companies & Distributors (0.4%)
Air Lease Corp.	34,571	1,068,935
Aircastle Ltd.	106,870	2,202,591
GATX Corp.	15,623	689,755
MSC Industrial Direct Co., Inc., Class A	11,992	731,872
NOW, Inc.*	39,291	581,507
Rexel S.A.	116,197	1,428,883
WESCO International, Inc.*	47,836	2,222,939

		8,926,482

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	24,595	1,836,263

Total Industrials		166,385,125

Information Technology (8.3%)
Communications Equipment (1.4%)
ARRIS Group, Inc.*	217,120	5,638,607
Brocade Communications Systems, Inc.	148,713	1,543,641
CommScope Holding Co., Inc.*	129,011	3,874,200
EchoStar Corp., Class A*	16,007	688,781
Harris Corp.	36,594	2,676,851
Juniper Networks, Inc.	477,173	12,268,118
Lumentum Holdings, Inc.*	17,257	292,506
Viavi Solutions, Inc.*	86,288	463,367

		27,446,071

Electronic Equipment, Instruments & Components (1.2%)
Anixter International, Inc.*	38,465	2,222,508
Arrow Electronics, Inc.*	150,181	8,302,006
Avnet, Inc.	48,336	2,062,980
Dolby Laboratories, Inc., Class A	18,248	594,885
Fitbit, Inc., Class A*	4,892	184,379
FLIR Systems, Inc.	18,837	527,248
Gerber Scientific, Inc. (Escrow Shares)*†	1,953	—
Ingram Micro, Inc., Class A	52,498	1,430,045
Jabil Circuit, Inc.	56,129	1,255,606
Keysight Technologies, Inc.*	87,444	2,696,773
Knowles Corp.*	87,435	1,611,427
National Instruments Corp.	31,769	882,860
Trimble Navigation Ltd.*	87,440	1,435,765

		23,206,482

Internet Software & Services (0.0%)
Zillow Group, Inc., Class A*	6,507	186,946
Zillow Group, Inc., Class C*	13,014	351,378

		538,324

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (1.6%)
Amdocs Ltd.	55,024	$3,129,765
Black Knight Financial Services, Inc., Class A*	979	31,866
Booz Allen Hamilton Holding Corp.	144,032	3,775,079
Broadridge Financial Solutions, Inc.	43,559	2,410,991
Computer Sciences Corp.	49,385	3,031,251
CoreLogic, Inc.*	17,688	658,524
CSG Systems International, Inc.	66,795	2,057,286
DST Systems, Inc.	2,982	313,528
Fidelity National Information Services, Inc.	57,399	3,850,325
Leidos Holdings, Inc.	21,703	896,551
Paychex, Inc.	15,000	714,450
Teradata Corp.*	13,374	387,311
Vantiv, Inc., Class A*	171,785	7,716,582
Xerox Corp.	392,860	3,822,528

		32,796,037

Semiconductors & Semiconductor Equipment (2.1%)
Altera Corp.	73,826	3,697,206
Analog Devices, Inc.	9,485	535,049
Applied Materials, Inc.	178,821	2,626,880
Cree, Inc.*	38,831	940,875
Cypress Semiconductor Corp.*	118,117	1,006,357
First Solar, Inc.*	26,884	1,149,291
Freescale Semiconductor Ltd.*	3,588	131,249
Lam Research Corp.	16,114	1,052,728
Linear Technology Corp.	120,107	4,846,317
Marvell Technology Group Ltd.	161,213	1,458,978
Maxim Integrated Products, Inc.	66,200	2,211,080
Microsemi Corp.*	193,025	6,335,081
NVIDIA Corp.	191,458	4,719,440
ON Semiconductor Corp.*	12,770	120,038
Qorvo, Inc.*	67,000	3,018,350
Silicon Motion Technology Corp. (ADR)	15,447	421,858
SunEdison, Inc.*	8,157	58,567
SunPower Corp.*	18,470	370,139
Synaptics, Inc.*	44,300	3,652,978
Teradyne, Inc.	76,349	1,375,045
Xilinx, Inc.	70,791	3,001,538

		42,729,044

Software (1.3%)
Activision Blizzard, Inc.	179,566	5,546,794
ANSYS, Inc.*	25,910	2,283,707
Autodesk, Inc.*	20,821	919,039
CA, Inc.	112,388	3,068,192
Check Point Software Technologies Ltd.*	800	63,464
Nuance Communications, Inc.*	90,066	1,474,380
SS&C Technologies Holdings, Inc.	2,687	188,198
Symantec Corp.	242,250	4,716,608
Synopsys, Inc.*	51,162	2,362,661
Verint Systems, Inc.*	115,900	5,001,085
Zynga, Inc., Class A*	281,383	641,553

		26,265,681

Technology Hardware, Storage & Peripherals (0.7%)
3D Systems Corp.*	26,000	300,300
Lexmark International, Inc., Class A	22,458	650,833
NCR Corp.*	60,320	1,372,280
NetApp, Inc.	73,421	2,173,261
SanDisk Corp.	73,981	4,019,388
Western Digital Corp.	79,963	6,352,261

		14,868,323

Total Information Technology		167,849,962

Materials (4.3%)
Chemicals (1.9%)
Airgas, Inc.	18,742	1,674,223
Albemarle Corp.	39,924	1,760,648
Ashland, Inc.	21,764	2,189,894
Axalta Coating Systems Ltd.*	153,705	3,894,885
Cabot Corp.	119,727	3,778,584
Celanese Corp.	97,062	5,743,159
Cytec Industries, Inc.	22,919	1,692,568
Eastman Chemical Co.	39,731	2,571,390
FMC Corp.	13,415	454,903
Huntsman Corp.	161,204	1,562,067
Methanex Corp.	155,021	5,140,496
Mosaic Co.	123,989	3,857,298
Platform Specialty Products Corp.*	37,008	468,151
Scotts Miracle-Gro Co., Class A	1,621	98,589
Sigma-Aldrich Corp.	26,019	3,614,559
Westlake Chemical Corp.	14,679	761,693

		39,263,107

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	20,653	3,138,224
Vulcan Materials Co.	41,026	3,659,519

		6,797,743

Containers & Packaging (0.8%)
AptarGroup, Inc.	18,157	1,197,636
Avery Dennison Corp.	2,436	137,804
Bemis Co., Inc.	102,797	4,067,677
Crown Holdings, Inc.*	27,748	1,269,471
Graphic Packaging Holding Co.	49,602	634,410
Owens-Illinois, Inc.*	53,770	1,114,114
Packaging Corp. of America	21,400	1,287,424
Sonoco Products Co.	35,908	1,355,168
WestRock Co.	84,145	4,328,419

		15,392,123

Metals & Mining (1.0%)
Alcoa, Inc.	466,042	4,501,966
Allegheny Technologies, Inc.	40,106	568,703
Freeport-McMoRan, Inc.	404,168	3,916,388
Newmont Mining Corp.	188,275	3,025,579
Nucor Corp.	113,571	4,264,591
Reliance Steel & Aluminum Co.	26,437	1,427,863
Royal Gold, Inc.	21,843	1,026,184
Steel Dynamics, Inc.	76,499	1,314,253
Tahoe Resources, Inc.	51,668	399,910
United States Steel Corp.	51,843	540,204

		20,985,641

Paper & Forest Products (0.3%)
Domtar Corp.	22,670	810,453
International Paper Co.	7,936	299,901
Louisiana-Pacific Corp.*	310,000	4,414,400

		5,524,754

Total Materials		87,963,368

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.6%)
CenturyLink, Inc.	200,621	5,039,600
Frontier Communications Corp.	415,765	1,974,884
Level 3 Communications, Inc.*	90,680	3,961,809
Zayo Group Holdings, Inc.*	7,268	184,316

		11,160,609

Wireless Telecommunication Services (0.2%)
SBA Communications Corp., Class A*	23,358	2,446,517
Sprint Corp.*	264,322	1,014,997
Telephone & Data Systems, Inc.	34,220	854,131

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
U.S. Cellular Corp.*	4,872	$172,615

		4,488,260

Total Telecommunication Services		15,648,869

Utilities (7.6%)
Electric Utilities (3.1%)
Cleco Corp.	14,299	761,279
Edison International	115,946	7,312,714
Entergy Corp.	63,887	4,159,044
Eversource Energy	113,041	5,722,135
FirstEnergy Corp.	150,186	4,702,324
Great Plains Energy, Inc.	165,907	4,482,807
Hawaiian Electric Industries, Inc.	38,227	1,096,733
ITC Holdings Corp.	141,793	4,727,379
OGE Energy Corp.	71,023	1,943,189
Pepco Holdings, Inc.	90,061	2,181,277
Pinnacle West Capital Corp.	39,413	2,527,950
Portland General Electric Co.	131,400	4,857,858
PPL Corp.	237,759	7,819,893
Westar Energy, Inc.	115,859	4,453,620
Xcel Energy, Inc.	180,395	6,387,787

		63,135,989

Gas Utilities (1.0%)
AGL Resources, Inc.	42,682	2,605,309
Atmos Energy Corp.	35,950	2,091,571
National Fuel Gas Co.	30,043	1,501,549
Questar Corp.	62,531	1,213,727
UGI Corp.	386,651	13,463,188

		20,875,344

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	242,860	2,377,599
Calpine Corp.*	117,136	1,710,186
NRG Energy, Inc.	118,681	1,762,413
TerraForm Power, Inc., Class A*	17,643	250,883

		6,101,081

Multi-Utilities (2.9%)
Alliant Energy Corp.	90,105	5,270,241
Ameren Corp.	86,347	3,649,888
CenterPoint Energy, Inc.	153,098	2,761,888
CMS Energy Corp.	98,504	3,479,161
Consolidated Edison, Inc.	104,226	6,967,508
DTE Energy Co.	63,818	5,129,053
MDU Resources Group, Inc.	69,313	1,192,184
NiSource, Inc.	112,945	2,095,130
Public Service Enterprise Group, Inc.	180,021	7,589,685
SCANA Corp.	50,860	2,861,384
Sempra Energy	88,106	8,521,612
TECO Energy, Inc.	83,673	2,197,253
Vectren Corp	29,406	1,235,346
WEC Energy Group, Inc.	112,346	5,866,708

		58,817,041

Water Utilities (0.3%)
American Water Works Co., Inc.	64,043	3,527,488
Aqua America, Inc.	63,014	1,667,981

		5,195,469

Total Utilities		154,124,924

Total Common Stocks (80.1%) (Cost $1,441,338,107)		1,627,017,318

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.8%)
iShares® Core S&P Mid-Cap ETF	3,855	526,631
iShares® Morningstar Mid-Cap ETF	6,466	890,497
iShares® Morningstar Mid-Cap Growth ETF	38,930	5,835,607
iShares® Morningstar Mid-Cap Value ETF‡	88,837	10,157,090
iShares® Russell Mid-Cap ETF	2,905	451,902
iShares® Russell Mid-Cap Growth ETF	77,754	6,889,782
iShares® Russell Mid-Cap Value ETF	891,075	59,782,222
iShares® S&P Mid-Cap 400 Growth ETF	58,000	9,111,220
iShares® S&P Mid-Cap 400 Value ETF	422,221	48,707,415
SPDR® S&P 400 MidCap Value ETF	23,094	1,770,155
Vanguard Mid-Cap Growth ETF	58,000	5,641,660
Vanguard Mid-Cap Value Index Fund	576,900	48,021,156

Total Investment Companies (9.8%) (Cost $121,655,607)		197,785,337

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	18,891,299	18,891,299

Total Short-Term Investment (0.9%) (Cost $18,891,299)		18,891,299

Total Investments (90.8%) (Cost $1,581,885,013)		1,843,693,954
Other Assets Less Liabilities (9.2%)		186,760,621

Net Assets (100%)		$2,030,454,575

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) held at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Mid- Cap Value ETF	$31,142,108	$—	$15,771,835	$10,157,090	$255,797	$4,317,328

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	418	December-15	$47,766,747	$45,808,620	$(1,958,127)
S&P 500 E-Mini Index	485	December-15	46,899,486	46,285,975	(613,511)
S&P MidCap 400 E-Mini Index	677	December-15	94,746,207	92,268,330	(2,477,877)

					$(5,049,515)

At September 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 10/5/15	JPMorgan Chase Bank	17,826	$148,602	$148,348	$254

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 10/5/15	Royal Bank of Canada	26	$29,518	$29,518	$—	#

					$254

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$180,262,816	$5,798,442	$—		$186,061,258
Consumer Staples	82,038,553	—	—		82,038,553
Energy	123,851,477	—	—	(b)	123,851,477
Financials	537,442,898	—	—		537,442,898
Health Care	94,385,726	11,265,158	—		105,650,884
Industrials	161,882,450	4,502,675	—		166,385,125
Information Technology	167,849,962	—	—	(b)	167,849,962
Materials	87,963,368	—	—		87,963,368
Telecommunication Services	15,648,869	—	—		15,648,869
Utilities	154,124,924	—	—		154,124,924
Forward Currency Contracts	—	254	—		254
Investment Companies
Exchange Traded Funds (ETFs)	197,785,337	—	—		197,785,337
Short-Term Investments	18,891,299	—	—		18,891,299

Total Assets	$1,822,127,679	$21,566,529	$—		$1,843,694,208

Liabilities:
Forward Currency Contracts	$—	$—	$—		$—
Futures	(5,049,515)	—	—		(5,049,515)

Total Liabilities	$(5,049,515)	$—	$—		$(5,049,515)

Total	$1,817,078,164	$21,566,529	$—		$1,838,644,693

(a)	A security with a market value of $98,333 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$387,872,684
Aggregate gross unrealized depreciation	(143,451,327)

Net unrealized appreciation	$244,421,357

Federal income tax cost of investments	$1,599,272,597

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (7.1%)
Fertilizers & Agricultural Chemicals (7.1%)
Agrium, Inc.	958	$85,858
CF Industries Holdings, Inc.	1,658	74,444
FMC Corp.	941	31,909
Israel Chemicals Ltd.	3,583	18,473
Israel Corp., Ltd.	22	5,285
K+S AG (Registered)	1,349	45,088
Monsanto Co.	3,354	286,230
Mosaic Co.	2,329	72,455
Potash Corp. of Saskatchewan, Inc.	5,876	120,778
Syngenta AG (Registered)	655	210,375
Yara International ASA	1,265	50,551

Total Chemicals		1,001,446

Construction & Engineering (0.1%)
Construction & Engineering (0.1%)
OCI N.V.*	594	15,237

Total Construction & Engineering		15,237

Food Products (2.1%)
Agricultural Products (2.1%)
Archer-Daniels-Midland Co.	4,371	181,178
Bunge Ltd.	1,012	74,180
Golden Agri-Resources Ltd.	49,538	11,513
Wilmar International Ltd.	13,478	24,429

Total Food Products		291,300

Metals & Mining (17.4%)
Aluminum (1.0%)
Alcoa, Inc.	9,225	89,114
Alumina Ltd.	17,791	14,098
Norsk Hydro ASA	9,473	31,640

		134,852

Diversified Metals & Mining (10.5%)
Anglo American plc	9,875	82,611
Antofagasta plc	2,778	21,066
BHP Billiton Ltd.	22,625	356,835
BHP Billiton plc	14,878	227,130
Boliden AB	1,927	30,168
First Quantum Minerals Ltd.	4,853	17,783
Freeport-McMoRan, Inc.	7,327	70,999
Glencore plc*	86,191	120,107
Iluka Resources Ltd.	2,949	12,900
Mitsubishi Materials Corp.	7,841	23,919
Rio Tinto Ltd.	2,989	102,712
Rio Tinto plc	8,910	298,919
South32 Ltd.*	37,502	36,241
Sumitomo Metal Mining Co., Ltd.	3,468	39,489
Teck Resources Ltd., Class B	3,993	19,060
Turquoise Hill Resources Ltd.*	7,087	18,109

		1,478,048

Gold (2.8%)
Agnico Eagle Mines Ltd.	1,523	38,609
Barrick Gold Corp.	8,207	52,212
Eldorado Gold Corp.	5,048	16,190
Franco-Nevada Corp.	1,104	48,652
Goldcorp, Inc.	5,847	73,301
Kinross Gold Corp.*	8,074	14,036
Newcrest Mining Ltd.*	5,400	48,874
Newmont Mining Corp.	3,727	59,893
Randgold Resources Ltd.	657	38,672
Yamana Gold, Inc.	6,632	11,182

		401,621

Precious Metals & Minerals (0.1%)
Fresnillo plc	1,558	13,967

Silver (0.2%)
Silver Wheaton Corp.	2,847	34,219

Steel (2.8%)
ArcelorMittal S.A.	7,039	36,779
Fortescue Metals Group Ltd.	10,967	14,093
Hitachi Metals Ltd.	1,504	17,531
JFE Holdings, Inc.	3,448	45,339
Kobe Steel Ltd.	21,729	23,654
Maruichi Steel Tube Ltd.	329	7,460
Nippon Steel & Sumitomo Metal Corp.	5,334	97,442
Nucor Corp.	2,249	84,450
ThyssenKrupp AG	2,592	45,388
voestalpine AG	801	27,560

		399,696

Total Metals & Mining		2,462,403

Oil, Gas & Consumable Fuels (71.0%)
Coal & Consumable Fuels (0.3%)
Cameco Corp.	2,788	33,991
CONSOL Energy, Inc.	1,612	15,797

		49,788

Integrated Oil & Gas (52.1%)
BG Group plc	24,057	346,895
BP plc	128,623	651,948
Cenovus Energy, Inc.	5,837	88,528
Chevron Corp.	13,247	1,044,923
Eni S.p.A.	17,921	281,975
Exxon Mobil Corp.	29,454	2,189,905
Galp Energia SGPS S.A.	2,716	26,794
Husky Energy, Inc.	2,426	37,831
Imperial Oil Ltd.	2,090	66,216
Occidental Petroleum Corp.	5,411	357,938
OMV AG	1,038	25,233
Origin Energy Ltd.†	7,816	34,511
Repsol S.A.	7,477	87,127
Royal Dutch Shell plc, Class A	44,626	1,054,729
Statoil ASA	7,862	114,683
Suncor Energy, Inc.	10,184	272,362
Total S.A.	15,189	684,798

		7,366,396

Oil & Gas Exploration & Production (18.6%)
Anadarko Petroleum Corp.	3,579	216,136
Antero Resources Corp.*	586	12,400
Apache Corp.	2,657	104,048
ARC Resources Ltd.	2,396	31,671
Baytex Energy Corp.	1,447	4,630
Cabot Oil & Gas Corp.	2,914	63,700
Canadian Natural Resources Ltd.	7,708	150,117
Canadian Oil Sands Ltd.	3,414	16,143
Chesapeake Energy Corp.	4,217	30,911
Cimarex Energy Co.	660	67,637
Cobalt International Energy, Inc.*	2,044	14,471
Concho Resources, Inc.*	846	83,162
ConocoPhillips Co.	8,686	416,581
Continental Resources, Inc.*	658	19,062
Crescent Point Energy Corp.	3,491	39,946
Devon Energy Corp.	2,752	102,072
Encana Corp.	5,924	38,132
Energen Corp.	555	27,672
Enerplus Corp.	1,453	7,077

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
EOG Resources, Inc.	3,867	$281,518
EQT Corp.	1,074	69,563
Hess Corp.	1,822	91,209
INPEX Corp.	6,696	59,823
Lundin Petroleum AB*	1,534	19,780
Marathon Oil Corp.	4,755	73,227
MEG Energy Corp.*	1,104	6,817
Murphy Oil Corp.	1,191	28,822
Noble Energy, Inc.	3,020	91,144
Paramount Resources Ltd., Class A*	449	3,311
Peyto Exploration & Development Corp.	1,064	22,125
Pioneer Natural Resources Co.	1,052	127,965
PrairieSky Royalty Ltd.	1,000	19,003
Range Resources Corp.	1,191	38,255
Santos Ltd.	7,069	19,852
Southwestern Energy Co.*	2,709	34,377
Tourmaline Oil Corp.*	1,265	29,452
Tullow Oil plc*	6,420	16,497
Vermilion Energy, Inc.	770	24,793
Whiting Petroleum Corp.*	1,438	21,958
Woodside Petroleum Ltd.	5,224	106,812

		2,631,871

Total Oil, Gas & Consumable Fuels		10,048,055

Paper & Forest Products (2.0%)
Forest Products (0.1%)
West Fraser Timber Co., Ltd.	487	15,473

Paper Products (1.9%)
International Paper Co.	2,830	106,946
Mondi plc	2,587	54,294
Oji Holdings Corp.	5,600	24,050
Stora Enso Oyj, Class R	3,878	29,377
UPM-Kymmene Oyj	3,760	56,491

		271,158

Total Paper & Forest Products		286,631

Total Common Stocks (99.7%) (Cost $20,432,073)		14,105,072

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	21,760	21,760

Total Short-Term Investment (0.1%) (Cost $21,760)		21,760

Total Investments (99.8%) (Cost $20,453,833)		14,126,832
Other Assets Less Liabilities (0.2%)		24,119

Net Assets (100%)		$14,150,951

*	Non-income producing.

†	Security (totaling $34,511 or 0.2% of net assets) held at fair value by management.

Country Diversification

As a Percentage of Total Net Assets

Australia	6.2%
Austria	0.4
Canada	10.3
Chile	0.1
Finland	0.6
France	4.8
Germany	0.6
Israel	0.2
Italy	2.0
Japan	2.4
Luxembourg	0.3
Mexico	0.1
Netherlands	7.6
Norway	1.4
Portugal	0.2
Singapore	0.2
South Africa	0.4
Spain	0.6
Sweden	0.3
Switzerland	2.3
United Kingdom	10.9
United States	47.9
Cash and Other	0.2

100.0%

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Staples	$255,358	$35,942	$—	$291,300
Energy	6,516,598	3,496,946	34,511	10,048,055
Industrials	—	15,237	—	15,237
Materials	1,441,902	2,308,578	—	3,750,480
Short-Term Investments	21,760	—	—	21,760

Total Assets	$8,235,618	$5,856,703	$34,511	$14,126,832

Total Liabilities	$—	$—	$—	$—

Total	$8,235,618	$5,856,703	$34,511	$14,126,832

(a)	A security with a market value of $34,511 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,087
Aggregate gross unrealized depreciation	(6,413,970)

Net unrealized depreciation	$(6,374,883)

Federal income tax cost of investments	$20,501,715

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.4%)
Auto Components (0.9%)
Bridgestone Corp.	600	$20,860
Continental AG	120	25,490
Delphi Automotive plc	300	22,812
Denso Corp.	300	12,718
Magna International, Inc.	300	14,390
Valeo S.A.	90	12,188

		108,458

Automobiles (1.2%)
Bayerische Motoren Werke (BMW) AG	200	17,696
Daimler AG (Registered)	300	21,747
Ford Motor Co.	1,300	17,641
Fuji Heavy Industries Ltd.	400	14,475
General Motors Co.	1,100	33,022
Harley-Davidson, Inc.	200	10,980
Isuzu Motors Ltd.	500	5,038
Suzuki Motor Corp.	300	9,270
Toyota Motor Corp.	300	17,644

		147,513

Distributors (0.2%)
Genuine Parts Co.	300	24,867

Hotels, Restaurants & Leisure (2.5%)
Compass Group plc	2,258	36,049
InterContinental Hotels Group plc	200	6,917
Las Vegas Sands Corp.	400	15,188
McDonald’s Corp.	900	88,677
Oriental Land Co., Ltd.	300	16,848
Sodexo S.A.	200	16,589
Starbucks Corp.	1,000	56,840
Tatts Group Ltd.	2,600	6,884
Whitbread plc	300	21,219
Yum! Brands, Inc.	400	31,980

		297,191

Household Durables (0.5%)
Barratt Developments plc	800	7,826
Newell Rubbermaid, Inc.	200	7,942
Persimmon plc*	300	9,141
Sekisui House Ltd.	1,000	15,712
Taylor Wimpey plc.	3,000	8,900
Techtronic Industries Co., Ltd.	1,500	5,587

		55,108

Internet & Catalog Retail (0.0%)
Rakuten, Inc.	400	5,130

Leisure Products (0.1%)
Shimano, Inc.	100	14,093

Media (2.1%)
Comcast Corp., Class A	300	17,064
DISH Network Corp., Class A*	200	11,668
ITV plc	2,000	7,462
Omnicom Group, Inc.	300	19,770
ProSiebenSat.1 Media SE	200	9,794
Publicis Groupe S.A.	200	13,664
SES S.A. (FDR)	500	15,778
Shaw Communications, Inc., Class B	500	9,682
Singapore Press Holdings Ltd.	3,000	8,108
Sky plc	500	7,912
Thomson Reuters Corp.	700	28,136
Twenty-First Century Fox, Inc., Class A	1,100	29,678
Walt Disney Co.	500	51,100
Wolters Kluwer N.V.	400	12,333
WPP plc	800	16,660

		258,809

Multiline Retail (0.6%)
Dollar General Corp.	300	21,732
Dollar Tree, Inc.*	200	13,332
Macy’s, Inc.	200	10,264
Next plc	200	23,083

		68,411

Specialty Retail (3.9%)
Advance Auto Parts, Inc.	100	18,953
AutoZone, Inc.*	100	72,383
Bed Bath & Beyond, Inc.*	200	11,404
Hennes & Mauritz AB, Class B	1,000	36,564
Home Depot, Inc.	800	92,392
Industria de Diseno Textil S.A.	1,350	45,224
L Brands, Inc.	200	18,026
Lowe’s Cos., Inc.	500	34,460
Nitori Holdings Co., Ltd.	100	7,875
O’Reilly Automotive, Inc.*	100	25,000
Ross Stores, Inc.	500	24,235
TJX Cos., Inc.	1,000	71,420
Tractor Supply Co.	100	8,432
USS Co., Ltd.	500	8,359

		474,727

Textiles, Apparel & Luxury Goods (1.4%)
Burberry Group plc	400	8,302
Cie Financiere Richemont S.A. (Registered)	400	31,163
Hanesbrands, Inc.	400	11,576
Hermes International	2	728
Hugo Boss AG	100	11,214
Luxottica Group S.p.A.	300	20,854
NIKE, Inc., Class B	400	49,188
Under Armour, Inc., Class A*	100	9,678
VF Corp.	400	27,284

		169,987

Total Consumer Discretionary	.	1,624,294

Consumer Staples (18.3%)
Beverages (4.4%)
Anheuser-Busch InBev S.A./N.V.	400	42,486
Asahi Group Holdings Ltd.	600	19,526
Brown-Forman Corp., Class B	200	19,380
Coca-Cola Co.	2,800	112,336
Constellation Brands, Inc., Class A	100	12,521
Diageo plc	2,400	64,585
Dr. Pepper Snapple Group, Inc.	400	31,620
Heineken N.V.	200	16,188
Kirin Holdings Co., Ltd.	1,000	13,172
Molson Coors Brewing Co., Class B	200	16,604
Monster Beverage Corp.*	100	13,514
PepsiCo, Inc.	1,100	103,730
Pernod-Ricard S.A.	200	20,195
SABMiller plc	800	45,333

		531,190

Food & Staples Retailing (3.5%)
Aeon Co., Ltd.	400	6,227
Alimentation Couche-Tard, Inc., Class B	400	18,395
Costco Wholesale Corp.	600	86,742
CVS Health Corp.	700	67,536
Koninklijke Ahold N.V	700	13,662
Kroger Co.	1,000	36,070
Lawson, Inc.	200	14,790
Seven & i Holdings Co., Ltd.	900	41,236

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Sysco Corp.	1,100	$42,867
Wal-Mart Stores, Inc.	1,000	64,840
Wesfarmers Ltd.	600	16,594
Woolworths Ltd.	800	13,989

		422,948

Food Products (3.3%)
Associated British Foods plc.	200	10,136
ConAgra Foods, Inc.	300	12,153
Danone S.A.	200	12,649
General Mills, Inc.	1,000	56,130
Hershey Co.	300	27,564
Hormel Foods Corp.	200	12,662
J.M. Smucker Co.	100	11,409
Kellogg Co.	400	26,620
Kerry Group plc, Class A	300	22,559
McCormick & Co., Inc. (Non-Voting)	200	16,436
Mead Johnson Nutrition Co.	200	14,080
Mondelez International, Inc., Class A	2,100	87,927
Nestle S.A. (Registered)	1,200	90,368

		400,693

Household Products (3.3%)
Church & Dwight Co., Inc.	200	16,780
Clorox Co.	300	34,659
Colgate-Palmolive Co.	1,100	69,806
Henkel AG & Co. KGaA (Preference)(q)	400	41,098
Kimberly-Clark Corp.	600	65,424
Procter & Gamble Co.	1,500	107,910
Reckitt Benckiser Group plc	700	63,540
Unicharm Corp.	300	5,324

		404,541

Personal Products (1.6%)
Beiersdorf AG	100	8,848
Estee Lauder Cos., Inc., Class A	200	16,136
Kao Corp.	500	22,717
L’Oreal S.A.	240	41,733
Unilever N.V. (CVA)	1,500	60,366
Unilever plc	1,200	48,883

		198,683

Tobacco (2.2%)
Altria Group, Inc.	1,600	87,040
British American Tobacco plc	1,200	66,320
Imperial Tobacco Group plc	400	20,703
Japan Tobacco, Inc.	700	21,776
Philip Morris International, Inc.	900	71,397

		267,236

Total Consumer Staples		2,225,291

Energy (2.4%)
Oil, Gas & Consumable Fuels (2.4%)
Chevron Corp.	300	23,664
Exxon Mobil Corp.	1,400	104,090
Phillips 66	300	23,052
Royal Dutch Shell plc, Class A	2,047	48,607
Spectra Energy Corp.	900	23,643
Total S.A.	300	13,526
TransCanada Corp.	1,300	41,109
Woodside Petroleum Ltd.	500	10,223

Total Energy		287,914

Financials (16.4%)
Banks (7.5%)
Australia & New Zealand Banking Group Ltd.	800	15,326
Bank of Montreal	1,000	54,537
Bank of Nova Scotia	1,600	70,534
Bank of Yokohama Ltd.	2,000	12,185
BB&T Corp.	400	14,240
Canadian Imperial Bank of Commerce	700	50,293
Chiba Bank Ltd.	1,000	7,117
Commonwealth Bank of Australia	500	25,727
Danske Bank A/S	500	15,123
DBS Group Holdings Ltd.	1,000	11,425
Hang Seng Bank Ltd.	1,100	19,855
HSBC Holdings plc	4,000	30,259
Lloyds Banking Group plc	14,000	15,960
M&T Bank Corp.	100	12,195
Mitsubishi UFJ Financial Group, Inc.	3,900	23,571
Mizuho Financial Group, Inc.	7,900	14,839
National Bank of Canada	600	19,153
Oversea-Chinese Banking Corp., Ltd.	2,000	12,383
PNC Financial Services Group, Inc.	500	44,600
Resona Holdings, Inc.	1,800	9,197
Royal Bank of Canada	1,500	82,941
Shizuoka Bank Ltd.	1,000	10,022
Skandinaviska Enskilda Banken AB, Class A	2,000	21,375
Sumitomo Mitsui Financial Group, Inc.	600	22,840
Svenska Handelsbanken AB, Class A	1,200	17,239
Swedbank AB, Class A	800	17,694
Toronto-Dominion Bank	2,000	78,831
U.S. Bancorp	1,900	77,919
United Overseas Bank Ltd.	1,000	13,046
Wells Fargo & Co.	1,700	87,295

		907,721

Capital Markets (0.5%)
Franklin Resources, Inc.	400	14,904
T. Rowe Price Group, Inc.	300	20,850
UBS Group AG (Registered)	1,500	27,797

		63,551

Consumer Finance (0.8%)
American Express Co.	900	66,717
Discover Financial Services	500	25,995

		92,712

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	800	104,320
Deutsche Boerse AG	200	17,217
McGraw Hill Financial, Inc.	300	25,950
Moody’s Corp.	200	19,640
Singapore Exchange Ltd.	1,000	4,949

		172,076

Insurance (3.8%)
AIA Group Ltd.	4,000	20,826
Allianz SE (Registered)	240	37,617
Aon plc	200	17,722
Arch Capital Group Ltd.*	200	14,694
Chubb Corp.	300	36,795
Cincinnati Financial Corp.	200	10,760
Hannover Rueck SE	100	10,224
Intact Financial Corp.	200	14,046
Legal & General Group plc	2,000	7,222
Marsh & McLennan Cos., Inc.	900	46,998
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	140	26,081
Progressive Corp.	900	27,576
Prudential plc	1,200	25,369
Sampo Oyj, Class A	900	43,648
SCOR SE	400	14,367
Suncorp Group Ltd.	600	5,170

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Swiss Reinsurance AG	400	$34,384
T&D Holdings, Inc.	800	9,475
Tokio Marine Holdings, Inc.	300	11,227
Travelers Cos., Inc.	300	29,859
Zurich Insurance Group AG*	50	12,301

		456,361

Real Estate Investment Trusts (REITs) (1.8%)
British Land Co. plc (REIT)	800	10,171
Dexus Property Group (REIT)	1,600	8,045
Equity Residential (REIT)	300	22,536
Goodman Group (REIT)	1,300	5,354
GPT Group (REIT)	3,200	10,176
Land Securities Group plc (REIT)	400	7,636
Mirvac Group (REIT)	6,400	7,749
Public Storage (REIT)	200	42,326
Scentre Group (REIT)	6,500	17,841
Simon Property Group, Inc. (REIT)	400	73,488
Unibail-Rodamco SE (REIT)	50	12,966

		218,288

Real Estate Management & Development (0.6%)
Brookfield Asset Management, Inc., Class A	900	28,319
Daito Trust Construction Co., Ltd.	100	10,172
Daiwa House Industry Co., Ltd.	1,000	24,821
Swiss Prime Site AG (Registered)*	200	14,638

		77,950

Total Financials		1,988,659

Health Care (14.1%)
Biotechnology (1.7%)
Actelion Ltd. (Registered)*	100	12,721
Amgen, Inc.	400	55,328
Biogen, Inc.*	100	29,181
Celgene Corp.*	400	43,268
CSL Ltd.	200	12,602
Gilead Sciences, Inc.	500	49,095

		202,195

Health Care Equipment & Supplies (2.5%)
Baxter International, Inc.	700	22,995
Becton, Dickinson and Co.	300	39,798
C.R. Bard, Inc.	100	18,631
Coloplast A/S, Class B	300	21,283
Edwards Lifesciences Corp.*	100	14,217
Essilor International S.A.	300	36,644
Hoya Corp.	500	16,430
Medtronic plc	800	53,552
Smith & Nephew plc	1,000	17,488
St. Jude Medical, Inc.	300	18,927
Stryker Corp.	300	28,230
Sysmex Corp.	200	10,576

		298,771

Health Care Providers & Services (2.6%)
Aetna, Inc.	200	21,882
Cardinal Health, Inc.	600	46,092
Cigna Corp.	100	13,502
Fresenius Medical Care AG & Co. KGaA	100	7,798
Fresenius SE & Co. KGaA	600	40,243
HCA Holdings, Inc.*	300	23,208
Henry Schein, Inc.*	100	13,272
Laboratory Corp. of America Holdings*	100	10,847
McKesson Corp.	300	55,509
Ramsay Health Care Ltd.	100	4,116
Sonic Healthcare Ltd.	400	5,135
UnitedHealth Group, Inc.	700	81,207

		322,811

Pharmaceuticals (7.3%)
AbbVie, Inc.	500	27,205
Astellas Pharma, Inc.	1,900	24,666
AstraZeneca plc	300	19,039
Bayer AG (Registered)	500	63,904
Bristol-Myers Squibb Co.	500	29,600
Eli Lilly & Co.	1,100	92,059
GlaxoSmithKline plc	3,000	57,509
Johnson & Johnson	1,200	112,020
Merck & Co., Inc.	1,500	74,085
Novartis AG (Registered)	800	73,692
Novo Nordisk A/S, Class B	900	48,442
Otsuka Holdings Co., Ltd.	400	12,856
Pfizer, Inc.	3,400	106,794
Roche Holding AG	300	79,306
Sanofi S.A.	200	19,053
Shire plc	400	27,302
Zoetis, Inc.	500	20,590

		888,122

Total Health Care		1,711,899

Industrials (12.9%)
Aerospace & Defense (3.8%)
Airbus Group SE	400	23,758
BAE Systems plc	3,000	20,368
Boeing Co.	500	65,475
General Dynamics Corp.	300	41,385
Honeywell International, Inc.	500	47,345
Lockheed Martin Corp.	400	82,924
Northrop Grumman Corp.	300	49,785
Raytheon Co.	400	43,704
Rockwell Collins, Inc.	200	16,368
Rolls-Royce Holdings plc*	800	8,215
Safran S.A.	200	15,091
Singapore Technologies Engineering Ltd.	3,000	6,297
United Technologies Corp.	500	44,495

		465,210

Air Freight & Logistics (0.9%)
Deutsche Post AG (Registered)	1,200	33,212
United Parcel Service, Inc., Class B	800	78,952

		112,164

Building Products (0.4%)
Assa Abloy AB, Class B	1,200	21,554
Daikin Industries Ltd.	100	5,623
Geberit AG (Registered)	60	18,370

		45,547

Commercial Services & Supplies (1.0%)
Brambles Ltd.	1,600	10,970
Cintas Corp.	200	17,150
Republic Services, Inc.	400	16,480
Secom Co., Ltd.	300	18,078
Stericycle, Inc.*	200	27,862
Waste Management, Inc.	700	34,867

		125,407

Construction & Engineering (0.1%)
Vinci S.A.	200	12,717

Electrical Equipment (0.6%)
AMETEK, Inc.	200	10,464
Emerson Electric Co.	600	26,502
Legrand S.A.	300	15,950
Mitsubishi Electric Corp.	1,000	9,181

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Rockwell Automation, Inc.	100	$10,147

		72,244

Industrial Conglomerates (1.3%)
3M Co.	400	56,708
CK Hutchison Holdings Ltd.	684	8,908
Danaher Corp.	200	17,042
Keihan Electric Railway Co., Ltd.	1,000	6,689
Roper Technologies, Inc.	200	31,340
Siemens AG (Registered)	400	35,737

		156,424

Machinery (1.4%)
Atlas Copco AB, Class A	700	16,876
Cummins, Inc.	200	21,716
Deere & Co.	300	22,200
FANUC Corp.	100	15,417
Illinois Tool Works, Inc.	300	24,693
Kone Oyj, Class B	200	7,621
Kubota Corp.	1,000	13,771
Makita Corp.	100	5,334
Schindler Holding AG	100	14,397
SMC Corp.	100	21,963

		163,988

Professional Services (0.7%)
Capita plc	600	10,897
Equifax, Inc.	200	19,436
Experian plc	1,000	16,049
SGS S.A. (Registered)	7	12,239
Verisk Analytics, Inc., Class A*	300	22,173

		80,794

Road & Rail (2.3%)
Aurizon Holdings Ltd.	3,300	11,674
Canadian National Railway Co.	1,200	68,143
Canadian Pacific Railway Ltd.	100	14,353
Central Japan Railway Co.	200	32,345
ComfortDelGro Corp., Ltd.	4,000	8,098
East Japan Railway Co.	300	25,387
Hankyu Hanshin Holdings, Inc.	1,000	6,111
MTR Corp., Ltd.	3,000	13,077
Nagoya Railroad Co., Ltd.	1,000	3,937
Odakyu Electric Railway Co., Ltd.	1,000	9,019
Union Pacific Corp.	800	70,728
West Japan Railway Co.	300	18,781

		281,653

Trading Companies & Distributors (0.4%)
Brenntag AG	240	12,916
Bunzl plc	600	16,105
Fastenal Co.	200	7,322
Marubeni Corp.	2,000	9,819

		46,162

Total Industrials		1,562,310

Information Technology (9.4%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	1,900	49,875
Motorola Solutions, Inc.	200	13,676
QUALCOMM, Inc.	800	42,984

		106,535

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	300	15,288
Keyence Corp.	100	44,774
Omron Corp.	200	6,045

		66,107

Internet Software & Services (0.2%)
Google, Inc., Class A*	40	25,535
Yahoo! Japan Corp.	900	3,436

		28,971

IT Services (4.2%)
Accenture plc, Class A	500	49,130
Amadeus IT Holding S.A., Class A	400	17,103
Automatic Data Processing, Inc.	800	64,288
Cognizant Technology Solutions Corp., Class A*	500	31,305
Fidelity National Information Services, Inc.	300	20,124
Fiserv, Inc.*	400	34,644
International Business Machines Corp.	600	86,982
MasterCard, Inc., Class A	800	72,096
Nomura Research Institute Ltd.	110	4,238
Paychex, Inc.	600	28,578
Total System Services, Inc.	200	9,086
Visa, Inc., Class A	1,400	97,524

		515,098

Semiconductors & Semiconductor Equipment (0.8%)
ARM Holdings plc	1,200	17,293
Avago Technologies Ltd.	200	25,002
Linear Technology Corp.	300	12,105
Texas Instruments, Inc.	800	39,616
Xilinx, Inc.	200	8,480

		102,496

Software (2.0%)
Dassault Systemes S.A.	200	14,767
Electronic Arts, Inc.*	200	13,550
Intuit, Inc.	300	26,625
Microsoft Corp.	1,600	70,816
Oracle Corp.	1,400	50,568
SAP SE	800	51,757
Synopsys, Inc.*	200	9,236

		237,319

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.	700	77,210
Canon, Inc.	500	14,486

		91,696

Total Information Technology	.	1,148,222

Materials (3.8%)
Chemicals (3.6%)
Air Liquide S.A.	430	50,954
Air Products and Chemicals, Inc.	100	12,758
Asahi Kasei Corp.	2,000	14,119
CF Industries Holdings, Inc.	200	8,980
E.I. du Pont de Nemours & Co.	500	24,100
Ecolab, Inc.	500	54,860
Givaudan S.A. (Registered)*	20	32,589
International Flavors & Fragrances, Inc.	100	10,326
Linde AG	240	38,876
Monsanto Co.	300	25,602
Novozymes A/S, Class B	400	17,468
PPG Industries, Inc.	200	17,538
Praxair, Inc.	500	50,930
Sherwin-Williams Co.	200	44,556
Shin-Etsu Chemical Co., Ltd.	400	20,559
Symrise AG	200	12,014

		436,229

Containers & Packaging (0.2%)
Amcor Ltd.	1,700	15,793

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ball Corp.	200	$12,440

		28,233

Total Materials		464,462

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	1,900	61,902
BT Group plc	6,000	38,180
Deutsche Telekom AG (Registered)	700	12,427
Nippon Telegraph & Telephone Corp.	800	28,096
Singapore Telecommunications Ltd.	10,000	25,367
Swisscom AG (Registered)	60	29,994
Telenor ASA	1,800	33,671
TeliaSonera AB	4,000	21,573
Telstra Corp., Ltd.	5,600	22,107
Verizon Communications, Inc.	300	13,053

		286,370

Wireless Telecommunication Services (0.5%)
KDDI Corp.	900	20,155
NTT DOCOMO, Inc.	1,800	30,178
Rogers Communications, Inc., Class B	400	13,782

		64,115

Total Telecommunication Services		350,485

Utilities (5.9%)
Electric Utilities (3.1%)
American Electric Power Co., Inc.	600	34,116
CLP Holdings Ltd.	2,500	21,320
Duke Energy Corp.	600	43,164
Eversource Energy	600	30,372
NextEra Energy, Inc.	600	58,530
PPL Corp.	800	26,312
Red Electrica Corporacion S.A.	200	16,614
Southern Co.	1,500	67,050
SSE plc	1,500	34,018
Terna Rete Elettrica Nazionale S.p.A.	3,000	14,605
Xcel Energy, Inc.	800	28,328

		374,429

Gas Utilities (0.5%)
Hong Kong & China Gas Co., Ltd.	5,000	9,387
Osaka Gas Co., Ltd.	4,000	15,223
Snam S.p.A.	3,000	15,439
Tokyo Gas Co., Ltd.	4,000	19,444

		59,493

Multi-Utilities (2.1%)
AGL Energy Ltd.	700	7,869
CMS Energy Corp.	400	14,128
Consolidated Edison, Inc.	300	20,055
Dominion Resources, Inc.	900	63,342
DTE Energy Co.	200	16,074
National Grid plc	4,200	58,493
Public Service Enterprise Group, Inc.	400	16,864
Sempra Energy	500	48,360
WEC Energy Group, Inc.	300	15,666

		260,851

Water Utilities (0.2%)
American Water Works Co., Inc.	300	16,524
Severn Trent plc	300	9,932

		26,456

Total Utilities		721,229

Total Common Stocks (99.5%) (Cost $11,867,848)		12,084,765

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	16,192	16,192

Total Short-Term Investment (0.1%) (Cost $16,192)		16,192

Total Investments (99.6%) (Cost $11,884,040)		12,100,957
Other Assets Less Liabilities (0.4%)		49,436

Net Assets (100%)		$12,150,393

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

Australia	1.9%
Belgium	0.4
Bermuda	0.1
Canada	4.8
Denmark	0.8
Finland	0.4
France	2.9
Germany	4.4
Hong Kong	0.8
Ireland	1.4
Italy	0.4
Japan	7.7
Luxembourg	0.1
Netherlands	0.7
Norway	0.3
Singapore	0.9
Spain	0.7
Sweden	1.3
Switzerland	4.0
United Kingdom	8.0
United States	57.6
Cash and Other	0.4

100.0%

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,011,196	$613,098	$—	$1,624,294
Consumer Staples	1,360,288	865,003	—	2,225,291
Energy	215,558	72,356	—	287,914
Financials	1,236,033	752,626	—	1,988,659
Health Care	1,101,094	610,805	—	1,711,899
Industrials	989,759	572,551	—	1,562,310
Information Technology	974,323	173,899	—	1,148,222
Materials	262,090	202,372	—	464,462
Telecommunication Services	88,737	261,748	—	350,485
Utilities	498,885	222,344	—	721,229
Short-Term Investments	16,192	—	—	16,192

Total Assets	$7,754,155	$4,346,802	$—	$12,100,957

Total Liabilities	$—	$—	$—	$—

Total	$7,754,155	$4,346,802	$—	$12,100,957

There were no transfers between Levels 1, 2, or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$957,206
Aggregate gross unrealized depreciation	(740,613)

Net unrealized appreciation	$216,593

Federal income tax cost of investments	$11,884,364

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(50.0%)
iShares® Core S&P 500 ETF	78,209	$15,071,656
iShares® MSCI EAFE ETF	94,651	5,425,395
iShares® Russell 2000 ETF	29,832	3,257,655
SPDR® S&P 500 ETF Trust	75,258	14,421,691
SPDR® S&P MidCap 400 ETF	13,055	3,249,259

Total Investment Companies (50.0%) (Cost $44,867,083)		41,425,656

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (24.7%)
U.S. Treasury Bills
0.01%, 11/19/15(p)	$4,278,100	4,278,070
0.01%, 11/27/15(p)	9,000,000	8,999,927
0.02%, 1/28/16(p)	7,145,000	7,144,589

Total Government Securities		20,422,586

	Number of Shares	Value (Note 1)
Investment Company (3.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	2,686,484	2,686,484

Total Short-Term Investments (27.9%) (Cost $23,108,258)		23,109,070

Total Investments (77.9%) (Cost $67,975,341)		64,534,726
Other Assets Less Liabilities (22.1%)		18,298,925

Net Assets (100%)		$82,833,651

(p)	Yield to maturity.

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	66	December-15	$8,426,451	$8,496,469	$70,018
2 Year U.S. Treasury Notes	48	December-15	10,499,690	10,513,500	13,810
5 Year U.S. Treasury Notes	24	December-15	2,884,871	2,892,375	7,504
EURO Stoxx 50 Index	175	December-15	6,173,737	6,044,296	(129,441)
FTSE 100 Index	12	December-15	1,099,593	1,092,538	(7,055)
S&P 500 E-Mini Index	23	December-15	2,180,159	2,195,005	14,846
TOPIX Index	23	December-15	2,776,285	2,706,164	(70,121)

					$(100,439)

At September 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	104	$72,704	$75,310	$(2,606)
British Pound vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	67	101,324	104,233	(2,909)
British Pound vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	42	63,516	65,552	(2,036)
British Pound vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	54	81,663	84,407	(2,744)
British Pound vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	53	79,696	81,229	(1,533)

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	126	$190,548	$193,229	$(2,681)
British Pound vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	50	75,615	76,531	(916)
British Pound vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	265	401,388	407,411	(6,023)
British Pound vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	74	111,909	111,968	(59)
British Pound vs. U.S. Dollar, expiring 12/15/15	Morgan Stanley	136	205,102	206,753	(1,651)
European Union Euro vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	581	650,055	650,070	(15)
European Union Euro vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	152	170,066	169,268	798
European Union Euro vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	96	107,410	105,988	1,422
European Union Euro vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	158	176,779	179,652	(2,873)
European Union Euro vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	148	165,590	166,604	(1,014)
European Union Euro vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	81	90,392	91,965	(1,573)
European Union Euro vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	224	250,624	250,083	541
European Union Euro vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	95	105,813	107,390	(1,577)
European Union Euro vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	725	811,170	819,445	(8,275)
European Union Euro vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	144	161,115	161,103	12
European Union Euro vs. U.S. Dollar, expiring 12/15/15	Morgan Stanley	1,301	1,455,546	1,484,778	(29,232)
European Union Euro vs. U.S. Dollar, expiring 12/15/15	Morgan Stanley	278	311,236	310,857	379
Japanese Yen vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	21,276	177,585	170,356	7,229
Japanese Yen vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	11,992	100,094	96,782	3,312
Japanese Yen vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	10,184	85,003	82,116	2,887
Japanese Yen vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	8,151	68,034	65,731	2,303
Japanese Yen vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	15,879	132,537	130,330	2,207
Japanese Yen vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	16,381	136,727	135,356	1,371
Japanese Yen vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	23,321	194,654	194,229	425
Japanese Yen vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	144,276	1,204,233	1,192,978	11,255
Japanese Yen vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	28,773	240,165	239,240	925
Japanese Yen vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	10,723	89,503	88,904	599
Japanese Yen vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	101,648	848,428	849,608	(1,180)
Japanese Yen vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	11,919	99,485	99,406	79
Japanese Yen vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	18,996	158,555	158,564	(9)
Swedish Krona vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	406	48,596	47,434	1,162
Swedish Krona vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	789	94,427	93,485	942
Swedish Krona vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	471	56,375	56,103	272

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Swedish Krona vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	837	$100,207	$101,769	$(1,562)
Swiss Franc vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	97	99,806	98,519	1,287
Swiss Franc vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	62	63,794	63,703	91
Swiss Franc vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	224	230,888	233,228	(2,340)
Swiss Franc vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	77	79,228	79,692	(464)
Swiss Franc vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	242	248,523	247,860	663
Swiss Franc vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	175	180,063	180,567	(504)
Swiss Franc vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	144	148,259	147,689	570

					$(33,045)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	104	$71,670	$72,703	$(1,033)
Australian Dollar vs. U.S. Dollar, expiring 12/15/15	Morgan Stanley	452	311,345	315,851	(4,506)
British Pound vs. U.S. Dollar, expiring 12/15/15	Morgan Stanley	125	192,967	189,036	3,931
European Union Euro vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	62	69,261	69,422	(161)
European Union Euro vs. U.S. Dollar, expiring 12/15/15	Morgan Stanley	250	289,615	279,714	9,901

					$8,132

					$(24,913)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Forward Currency Contracts	$—	$54,563	$—	$54,563
Futures	106,178	—	—	106,178
Investment Companies
Exchange Traded Funds (ETFs)	41,425,656	—	—	41,425,656
Short-Term Investments	2,686,484	20,422,586	—	23,109,070

Total Assets	$44,218,318	$20,477,149	$—	$64,695,467

Liabilities:
Forward Currency Contracts	$—	$(79,476)	$—	$(79,476)
Futures	(206,617)	—	—	(206,617)

Total Liabilities	$(206,617)	$(79,476)	$—	$(286,093)

Total	$44,011,701	$20,397,673	$—	$64,409,374

There were no transfers between Levels 1, 2 or 3 during the period ended September 30, 2015.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$988
Aggregate gross unrealized depreciation	(3,441,603)

Net unrealized depreciation	$(3,440,615)

Federal income tax cost of investments	$67,975,341

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.2%)
Auto Components (0.3%)
Aisin Seiki Co., Ltd.	5,900	$198,440
BorgWarner, Inc.	5,060	210,445
Bridgestone Corp.	20,000	695,320
Cie Generale des Etablissements Michelin	5,714	521,413
Continental AG	3,385	719,041
Delphi Automotive plc	6,683	508,175
Denso Corp.	15,000	635,920
GKN plc	50,552	205,652
Goodyear Tire & Rubber Co.	6,100	178,913
Johnson Controls, Inc.	14,795	611,921
Koito Manufacturing Co., Ltd.	3,000	98,394
NGK Spark Plug Co., Ltd.	6,000	137,778
NHK Spring Co., Ltd.	4,000	38,881
NOK Corp.	2,900	62,785
Nokian Renkaat Oyj	3,490	113,135
Pirelli & C. S.p.A.	8,049	134,698
Stanley Electric Co., Ltd.	4,400	88,140
Sumitomo Electric Industries Ltd.	23,200	298,064
Sumitomo Rubber Industries Ltd.	5,200	72,332
Toyoda Gosei Co., Ltd.	2,000	39,491
Toyota Industries Corp.	5,000	238,329
Valeo S.A.	2,445	331,104
Yokohama Rubber Co., Ltd.	3,000	53,016

		6,191,387

Automobiles (0.7%)
Bayerische Motoren Werke (BMW) AG	10,186	901,283
Bayerische Motoren Werke (BMW) AG (Preference)(q)	1,677	115,146
Daihatsu Motor Co., Ltd.	5,000	58,036
Daimler AG (Registered)	29,622	2,147,271
Fiat Chrysler Automobiles N.V.*	27,671	360,672
Ford Motor Co.	86,290	1,170,955
Fuji Heavy Industries Ltd.	18,000	651,361
General Motors Co.	29,950	899,099
Harley-Davidson, Inc.	4,850	266,265
Honda Motor Co., Ltd.	50,206	1,497,078
Isuzu Motors Ltd.	17,500	176,341
Mazda Motor Corp.	16,800	266,713
Mitsubishi Motors Corp.	18,700	143,291
Nissan Motor Co., Ltd.	76,400	703,756
Peugeot S.A.*	13,309	201,063
Porsche Automobil Holding SE (Preference)(q)	4,711	200,513
Renault S.A.	5,914	424,840
Suzuki Motor Corp.	11,200	346,062
Toyota Motor Corp.	84,171	4,950,462
Volkswagen AG	1,090	128,023
Volkswagen AG (Preference)(q)	5,002	547,007
Yamaha Motor Co., Ltd.	8,100	163,368

		16,318,605

Distributors (0.0%)
Genuine Parts Co.	3,385	280,582
Jardine Cycle & Carriage Ltd.	3,467	66,184

		346,766

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	2,000	53,613
H&R Block, Inc.	6,120	221,544

		275,157

Hotels, Restaurants & Leisure (0.5%)
Accor S.A.	6,454	302,129
Aristocrat Leisure Ltd.	16,574	101,020
Carnival Corp.	10,005	497,249
Carnival plc	5,665	292,409
Chipotle Mexican Grill, Inc.*	711	512,098
Compass Group plc	51,246	818,147
Crown Resorts Ltd.	11,204	78,070
Darden Restaurants, Inc.	2,915	199,794
Flight Centre Travel Group Ltd.	1,705	43,306
Galaxy Entertainment Group Ltd.	71,936	184,740
Genting Singapore plc	185,000	94,322
InterContinental Hotels Group plc	7,264	251,212
Marriott International, Inc., Class A	4,820	328,724
McDonald’s Corp.	21,845	2,152,388
McDonald’s Holdings Co. Japan Ltd.	2,008	45,088
Merlin Entertainments plc§	21,831	122,984
MGM China Holdings Ltd.	29,226	34,023
Oriental Land Co., Ltd.	6,200	348,194
Royal Caribbean Cruises Ltd.	3,716	331,058
Sands China Ltd.	74,460	226,470
Shangri-La Asia Ltd.	38,000	32,857
SJM Holdings Ltd.	60,900	43,353
Sodexo S.A.	2,863	237,472
Starbucks Corp.	33,430	1,900,161
Starwood Hotels & Resorts Worldwide, Inc.	4,250	282,540
Tabcorp Holdings Ltd.	25,517	83,907
Tatts Group Ltd.	44,478	117,755
TUI AG	13,980	258,268
Whitbread plc	5,590	395,389
William Hill plc	26,979	143,420
Wyndham Worldwide Corp.	2,800	201,320
Wynn Macau Ltd.	47,951	54,985
Wynn Resorts Ltd.	1,795	95,350
Yum! Brands, Inc.	9,780	781,911

		11,592,113

Household Durables (0.2%)
Barratt Developments plc	30,518	298,535
Casio Computer Co., Ltd.	6,200	113,109
D.R. Horton, Inc.	7,335	215,356
Electrolux AB	7,401	209,399
Garmin Ltd.	2,680	96,158
Harman International Industries, Inc.	1,500	143,985
Husqvarna AB, Class B	12,677	83,201
Iida Group Holdings Co., Ltd.	4,529	70,937
Leggett & Platt, Inc.	3,005	123,956
Lennar Corp., Class A	3,925	188,910
Mohawk Industries, Inc.*	1,400	254,506
Newell Rubbermaid, Inc.	6,060	240,643
Nikon Corp.	10,400	125,881
Panasonic Corp.	67,900	689,325
Persimmon plc*	9,430	287,327
PulteGroup, Inc.	7,435	140,299
Rinnai Corp.	1,200	91,734
Sekisui Chemical Co., Ltd.	12,000	126,397
Sekisui House Ltd.	18,000	282,817
Sharp Corp.*	44,000	50,623
Sony Corp.	36,000	880,252
Taylor Wimpey plc	100,091	296,942
Techtronic Industries Co., Ltd.	42,255	157,379
Whirlpool Corp.	1,765	259,914

		5,427,585

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	8,446	4,323,423
Expedia, Inc.	2,227	262,073
Netflix, Inc.*	9,646	996,046
Priceline Group, Inc.*	1,179	1,458,258
Rakuten, Inc.	24,526	314,541
TripAdvisor, Inc.*	2,457	154,840

		7,509,181

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	5,400	$125,771
Hasbro, Inc.	2,525	182,154
Mattel, Inc.	7,510	158,161
Sankyo Co., Ltd.	1,500	53,460
Sega Sammy Holdings, Inc.	5,700	55,811
Shimano, Inc.	2,500	352,337
Yamaha Corp.	5,100	113,202

		1,040,896

Media (0.8%)
Altice N.V., Class A*	8,010	167,596
Altice N.V., Class B*	2,670	59,565
Axel Springer SE	1,370	76,381
Cablevision Systems Corp. - New York Group, Class A	4,780	155,207
CBS Corp. (Non-Voting), Class B	10,795	430,720
Comcast Corp., Class A	56,902	3,239,623
Dentsu, Inc.	6,637	340,255
Discovery Communications, Inc., Class A*	3,255	84,728
Discovery Communications, Inc., Class C*	6,055	147,076
Eutelsat Communications S.A.	5,237	160,709
Hakuhodo DY Holdings, Inc.	7,170	68,374
Interpublic Group of Cos., Inc.	9,335	178,579
ITV plc	117,838	439,674
J.C. Decaux S.A.	2,411	87,396
Kabel Deutschland Holding AG*	681	88,619
Lagardere S.C.A.	3,631	100,650
News Corp., Class A	11,036	139,274
News Corp., Class B	2,470	31,665
Numericable- SFR*	2,996	138,764
Omnicom Group, Inc.	5,580	367,722
Pearson plc	25,235	431,293
ProSiebenSat.1 Media SE	6,731	329,616
Publicis Groupe S.A.	5,783	395,096
REA Group Ltd.	1,621	50,585
RELX N.V.	31,336	511,610
RELX plc	34,768	596,641
RTL Group S.A.	1,191	102,524
Scripps Networks Interactive, Inc., Class A	2,295	112,891
SES S.A. (FDR)	9,867	311,354
Singapore Press Holdings Ltd.	49,000	132,439
Sky plc	31,764	502,638
TEGNA, Inc.	5,000	111,950
Telenet Group Holding N.V.*	1,617	92,718
Time Warner Cable, Inc.	6,200	1,112,094
Time Warner, Inc.	19,045	1,309,344
Toho Co., Ltd.	3,500	80,046
Twenty-First Century Fox, Inc., Class A	27,980	754,900
Twenty-First Century Fox, Inc., Class B	9,882	267,506
Viacom, Inc., Class B	8,450	364,617
Walt Disney Co.	35,156	3,592,943
Wolters Kluwer N.V.	9,288	286,367
WPP plc	40,396	841,240

		18,792,989

Multiline Retail (0.2%)
Dollar General Corp.	6,760	489,694
Dollar Tree, Inc.*	5,094	339,566
Don Quijote Holdings Co., Ltd.	3,800	143,785
Harvey Norman Holdings Ltd.	17,083	46,899
Isetan Mitsukoshi Holdings Ltd.	10,900	164,351
J. Front Retailing Co., Ltd.	7,500	122,400
Kohl’s Corp.	4,550	210,710
Macy’s, Inc.	7,860	403,375
Marks & Spencer Group plc	50,669	385,037
Marui Group Co., Ltd.	7,300	88,305
Next plc	4,468	515,669
Nordstrom, Inc.	3,180	228,038
Ryohin Keikaku Co., Ltd.	735	150,482
Takashimaya Co., Ltd.	8,000	64,910
Target Corp.	14,100	1,109,106

		4,462,327

Specialty Retail (0.7%)
ABC-Mart, Inc.	800	44,702
Advance Auto Parts, Inc.	1,666	315,757
AutoNation, Inc.*	1,710	99,488
AutoZone, Inc.*	755	546,492
Bed Bath & Beyond, Inc.*	4,465	254,594
Best Buy Co., Inc.	6,435	238,867
CarMax, Inc.*	4,860	288,295
Dixons Carphone plc	30,110	193,769
Dufry AG (Registered)*	1,344	157,602
Fast Retailing Co., Ltd.	1,700	690,268
GameStop Corp., Class A	2,485	102,407
Gap, Inc.	6,095	173,707
Hennes & Mauritz AB, Class B	29,209	1,067,984
Hikari Tsushin, Inc.	600	42,018
Home Depot, Inc.	29,935	3,457,193
Industria de Diseno Textil S.A.	33,559	1,124,214
Kingfisher plc	72,164	392,412
L Brands, Inc.	5,455	491,659
Lowe’s Cos., Inc.	21,965	1,513,828
Nitori Holdings Co., Ltd.	2,300	181,117
O’Reilly Automotive, Inc.*	2,315	578,750
Ross Stores, Inc.	9,380	454,649
Sanrio Co., Ltd.	1,500	41,046
Shimamura Co., Ltd.	700	75,540
Signet Jewelers Ltd.	1,826	248,573
Sports Direct International plc*	8,285	95,049
Staples, Inc.	14,320	167,974
Tiffany & Co.	2,500	193,050
TJX Cos., Inc.	15,420	1,101,296
Tractor Supply Co.	3,054	257,513
Urban Outfitters, Inc.*	2,260	66,399
USS Co., Ltd.	6,740	112,679
Yamada Denki Co., Ltd.	20,810	84,034

		14,852,925

Textiles, Apparel & Luxury Goods (0.4%)
adidas AG	6,437	518,119
Asics Corp.	5,000	119,644
Burberry Group plc	13,681	283,933
Christian Dior SE	1,678	314,151
Cie Financiere Richemont S.A. (Registered)	16,059	1,251,120
Coach, Inc.	6,100	176,473
Fossil Group, Inc.*	1,056	59,009
Hanesbrands, Inc.	9,050	261,907
Hermes International	812	295,628
Hugo Boss AG	2,058	230,788
Kering	2,331	381,531
Li & Fung Ltd.	180,000	138,291
Luxottica Group S.p.A.	5,188	360,640
LVMH Moet Hennessy Louis Vuitton SE	8,591	1,465,986
Michael Kors Holdings Ltd.*	4,563	192,741
NIKE, Inc., Class B	15,660	1,925,710
Pandora A/S	3,548	415,104
PVH Corp.	1,852	188,793

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ralph Lauren Corp.	1,379	$162,943
Swatch Group AG	949	352,443
Swatch Group AG (Registered)	1,527	110,415
Under Armour, Inc., Class A*	3,692	357,312
VF Corp.	7,670	523,171
Yue Yuen Industrial Holdings Ltd.	22,500	83,683

		10,169,535

Total Consumer Discretionary		96,979,466

Consumer Staples (3.5%)
Beverages (0.8%)
Anheuser-Busch InBev S.A./N.V.	24,739	2,627,631
Asahi Group Holdings Ltd.	11,900	387,268
Brown-Forman Corp., Class B	3,492	338,375
Carlsberg A/S, Class B	3,291	253,268
Coca-Cola Amatil Ltd.	17,618	111,633
Coca-Cola Co.	87,830	3,523,740
Coca-Cola Enterprises, Inc.	5,015	242,475
Coca-Cola HBC AG*	6,165	130,723
Constellation Brands, Inc., Class A	3,750	469,538
Diageo plc	77,394	2,082,710
Dr. Pepper Snapple Group, Inc.	4,320	341,496
Heineken Holding N.V.	3,102	221,186
Heineken N.V.	7,088	573,694
Kirin Holdings Co., Ltd.	25,000	329,311
Molson Coors Brewing Co., Class B	3,555	295,136
Monster Beverage Corp.*	3,180	429,745
PepsiCo, Inc.	33,550	3,163,765
Pernod-Ricard S.A.	6,533	659,675
Remy Cointreau S.A.	749	49,217
SABMiller plc	29,825	1,690,077
Suntory Beverage & Food Ltd.	4,278	164,632
Treasury Wine Estates Ltd.	20,035	92,607

		18,177,902

Food & Staples Retailing (0.7%)
Aeon Co., Ltd.	20,100	312,903
Carrefour S.A.	16,957	502,530
Casino Guichard Perrachon S.A.	1,741	92,717
Colruyt S.A.*	2,168	104,355
Costco Wholesale Corp.	9,775	1,413,172
CVS Health Corp.	25,760	2,485,325
Delhaize Group S.A.	3,163	280,400
Distribuidora Internacional de Alimentacion S.A.*	19,028	115,008
FamilyMart Co., Ltd.	1,800	82,381
ICA Gruppen AB	2,381	80,551
J Sainsbury plc	41,231	163,183
Jeronimo Martins SGPS S.A.	7,743	104,569
Koninklijke Ahold N.V.	27,515	537,022
Kroger Co.	21,710	783,080
Lawson, Inc.	2,000	147,900
Metro AG	4,985	137,520
Seven & i Holdings Co., Ltd.	23,200	1,062,968
Sysco Corp.	13,050	508,558
Tesco plc	249,900	694,402
Walgreens Boots Alliance, Inc.	19,555	1,625,020
Wal-Mart Stores, Inc.	35,151	2,279,191
Wesfarmers Ltd.	34,572	956,146
Whole Foods Market, Inc.	7,990	252,883
WM Morrison Supermarkets plc	68,246	171,931
Woolworths Ltd.	38,860	679,525

		15,573,240

Food Products (0.8%)
Ajinomoto Co., Inc.	16,466	347,743
Archer-Daniels-Midland Co.	14,325	593,771
Aryzta AG*	2,683	113,863
Associated British Foods plc	10,960	555,465
Barry Callebaut AG (Registered)*	68	74,082
Calbee, Inc.	2,260	73,459
Campbell Soup Co.	3,940	199,679
Chocoladefabriken Lindt & Spruengli AG	30	176,201
Chocoladefabriken Lindt & Sprungli AG (Registered)	4	284,195
ConAgra Foods, Inc.	9,365	379,376
Danone S.A.	17,826	1,127,388
General Mills, Inc.	13,635	765,333
Golden Agri-Resources Ltd.	217,000	50,434
Hershey Co.	3,325	305,501
Hormel Foods Corp.	2,995	189,614
J.M. Smucker Co.	2,260	257,843
Kellogg Co.	5,680	378,004
Kerry Group plc, Class A	4,868	366,032
Keurig Green Mountain, Inc.	2,736	142,655
Kikkoman Corp.	4,000	110,388
Kraft Heinz Co.	13,185	930,597
McCormick & Co., Inc. (Non-Voting)	2,900	238,322
Mead Johnson Nutrition Co.	4,505	317,152
MEIJI Holdings Co., Ltd.	3,800	279,615
Mondelez International, Inc., Class A	37,505	1,570,334
Nestle S.A. (Registered)	99,210	7,471,158
NH Foods Ltd.	5,000	102,332
Nisshin Seifun Group, Inc.	6,470	94,229
Nissin Foods Holdings Co., Ltd.	2,000	92,226
Orkla ASA	25,077	186,281
Tate & Lyle plc	14,338	128,045
Toyo Suisan Kaisha Ltd.	3,000	113,903
Tyson Foods, Inc., Class A	6,480	279,288
WH Group Ltd.*§	180,261	89,798
Wilmar International Ltd.	59,000	106,940
Yakult Honsha Co., Ltd.	2,700	135,238
Yamazaki Baking Co., Ltd.	2,842	43,850

		18,670,334

Household Products (0.4%)
Clorox Co.	2,845	328,683
Colgate-Palmolive Co.	19,110	1,212,720
Henkel AG & Co. KGaA	3,197	282,283
Henkel AG & Co. KGaA (Preference)(q)	5,481	563,150
Kimberly-Clark Corp.	8,320	907,213
Procter & Gamble Co.	60,250	4,334,385
Reckitt Benckiser Group plc	19,868	1,803,441
Svenska Cellulosa AB S.C.A., Class B	18,102	507,255
Unicharm Corp.	11,400	202,290

		10,141,420

Personal Products (0.3%)
Beiersdorf AG	3,101	274,386
Estee Lauder Cos., Inc., Class A	4,990	402,593
Kao Corp.	15,500	704,216
Kose Corp.	934	85,554
L’Oreal S.A.	7,770	1,351,102
Shiseido Co., Ltd.	11,000	241,083
Unilever N.V. (CVA)	50,115	2,016,843
Unilever plc	39,485	1,608,443

		6,684,220

Tobacco (0.5%)
Altria Group, Inc.	44,095	2,398,768
British American Tobacco plc	57,349	3,169,487
Imperial Tobacco Group plc	29,445	1,524,020
Japan Tobacco, Inc.	33,841	1,052,720

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Philip Morris International, Inc.	34,755	$2,757,114
Reynolds American, Inc.	18,288	809,610
Swedish Match AB	6,168	186,727

		11,898,446

Total Consumer Staples		81,145,562

Energy (1.9%)
Energy Equipment & Services (0.2%)
Amec Foster Wheeler plc	11,959	129,948
Baker Hughes, Inc.	9,655	502,446
Cameron International Corp.*	4,530	277,780
Diamond Offshore Drilling, Inc.	1,480	25,604
Ensco plc, Class A	5,180	72,934
FMC Technologies, Inc.*	5,220	161,820
Halliburton Co.	18,915	668,645
Helmerich & Payne, Inc.	2,430	114,842
National Oilwell Varco, Inc.	9,560	359,934
Petrofac Ltd.	7,981	93,027
Saipem S.p.A.*	8,146	65,410
Schlumberger Ltd.	28,850	1,989,784
Seadrill Ltd.*	11,370	66,442
Subsea 7 S.A.*	8,175	61,500
Technip S.A.	3,155	149,062
Tenaris S.A.	14,528	174,810
Transocean Ltd.	18,674	241,453
WorleyParsons Ltd.	6,390	26,620

		5,182,061

Oil, Gas & Consumable Fuels (1.7%)
Anadarko Petroleum Corp.	11,255	679,689
Apache Corp.	8,535	334,231
BG Group plc	105,043	1,514,692
BP plc	561,235	2,844,719
Cabot Oil & Gas Corp.	9,240	201,986
Caltex Australia Ltd.	8,307	183,829
Chesapeake Energy Corp.	11,510	84,368
Chevron Corp.	42,280	3,335,046
Cimarex Energy Co.	1,941	198,914
Columbia Pipeline Group, Inc.	6,995	127,939
ConocoPhillips Co.	27,370	1,312,665
CONSOL Energy, Inc.	5,110	50,078
Delek Group Ltd.	145	31,726
Devon Energy Corp.	8,560	317,490
Eni S.p.A.	78,263	1,231,418
EOG Resources, Inc.	12,210	888,888
EQT Corp.	3,385	219,246
Exxon Mobil Corp.	94,923	7,057,525
Galp Energia SGPS S.A.	11,862	117,022
Hess Corp.	5,820	291,349
Idemitsu Kosan Co., Ltd.	2,700	41,414
INPEX Corp.	29,242	261,253
JX Holdings, Inc.	69,000	249,792
Kinder Morgan, Inc.	37,873	1,048,325
Koninklijke Vopak N.V.	2,163	86,480
Lundin Petroleum AB*	6,699	86,379
Marathon Oil Corp.	14,970	230,538
Marathon Petroleum Corp.	12,560	581,905
Murphy Oil Corp.	3,705	89,661
Neste Oyj	3,944	90,887
Newfield Exploration Co.*	3,005	98,865
Noble Energy, Inc.	8,000	241,440
Occidental Petroleum Corp.	17,355	1,148,033
OMV AG	4,531	110,144
ONEOK, Inc.	4,610	148,442
Origin Energy Ltd.†	34,035	150,278
Phillips 66	12,460	957,426
Pioneer Natural Resources Co.	3,180	386,815
Range Resources Corp.	3,735	119,968
Repsol S.A.	31,719	369,612
Royal Dutch Shell plc, Class A	119,816	2,825,467
Royal Dutch Shell plc, Class B	75,079	1,780,848
Santos Ltd.	30,265	84,993
Showa Shell Sekiyu KK	5,800	45,950
Southwestern Energy Co.*	7,850	99,617
Spectra Energy Corp.	14,920	391,948
Statoil ASA	34,334	500,828
Tesoro Corp.	2,855	277,620
TonenGeneral Sekiyu KK	9,000	87,389
Total S.A.	65,852	2,968,944
Tullow Oil plc*	28,022	72,006
Valero Energy Corp.	11,735	705,274
Williams Cos., Inc.	14,950	550,908
Woodside Petroleum Ltd.	22,813	466,444

		38,378,713

Total Energy		43,560,774

Financials (6.7%)
Banks (3.1%)
Aozora Bank Ltd.	35,000	121,685
Australia & New Zealand Banking Group Ltd.	85,095	1,630,159
Banca Monte dei Paschi di Siena S.p.A.*	78,012	139,385
Banco Bilbao Vizcaya Argentaria S.A.	194,243	1,647,512
Banco Comercial Portugues S.A., Class R*	1,167,095	56,814
Banco de Sabadell S.A.	150,355	276,182
Banco Espirito Santo S.A. (Registered)(b)*†	26,714	—
Banco Popolare SC*	11,142	164,816
Banco Popular Espanol S.A.	52,180	190,280
Banco Santander S.A.	441,972	2,353,363
Bank Hapoalim B.M.	32,600	164,105
Bank Leumi Le-Israel B.M.*	43,066	160,859
Bank of America Corp.	233,994	3,645,627
Bank of East Asia Ltd.	36,000	121,452
Bank of Ireland*	846,297	329,105
Bank of Kyoto Ltd.	10,415	106,321
Bank of Queensland Ltd.	11,290	92,315
Bank of Yokohama Ltd.	34,000	207,144
Bankia S.A.	141,730	183,653
Bankinter S.A.	20,740	152,540
Barclays plc	507,688	1,876,950
BB&T Corp.	15,965	568,354
Bendigo & Adelaide Bank Ltd.	13,873	96,843
BNP Paribas S.A.	34,676	2,041,922
BOC Hong Kong Holdings Ltd.	113,500	335,748
CaixaBank S.A.	70,327	271,084
Chiba Bank Ltd.	21,000	149,461
Chugoku Bank Ltd.	5,475	81,539
Citigroup, Inc.	67,430	3,345,202
Comerica, Inc.	4,020	165,222
Commerzbank AG*	32,749	344,720
Commonwealth Bank of Australia	52,049	2,678,093
Credit Agricole S.A.	40,206	461,324
Danske Bank A/S	21,721	656,992
DBS Group Holdings Ltd.	53,000	605,530
DNB ASA	30,066	391,820
Erste Group Bank AG*	8,595	249,869
Fifth Third BanCorp	18,525	350,308
Fukuoka Financial Group, Inc.	23,000	109,760

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Gunma Bank Ltd.	11,000	$70,345
Hachijuni Bank Ltd.	12,000	84,870
Hang Seng Bank Ltd.	23,500	424,168
Hiroshima Bank Ltd.	15,000	86,927
Hokuhoku Financial Group, Inc.	37,000	85,162
HSBC Holdings plc	591,280	4,472,910
Huntington Bancshares, Inc./Ohio	18,155	192,443
ING Groep N.V. (CVA)	118,701	1,685,043
Intesa Sanpaolo S.p.A.	418,686	1,469,698
Iyo Bank Ltd.	7,000	80,708
Joyo Bank Ltd.	18,000	95,109
JPMorgan Chase & Co.	83,680	5,101,970
KBC Groep N.V.	7,712	486,315
KeyCorp	19,500	253,695
Lloyds Banking Group plc	1,756,628	2,002,510
M&T Bank Corp.	2,940	358,533
Mitsubishi UFJ Financial Group, Inc.	392,262	2,370,775
Mizrahi Tefahot Bank Ltd.	4,259	50,364
Mizuho Financial Group, Inc.	715,200	1,343,401
National Australia Bank Ltd.	80,443	1,707,049
Natixis S.A.	45,706	252,535
Nordea Bank AB	93,446	1,043,625
Oversea-Chinese Banking Corp., Ltd.	92,000	569,619
People’s United Financial, Inc.	6,760	106,335
PNC Financial Services Group, Inc.	12,050	1,074,860
Raiffeisen Bank International AG*	3,605	47,232
Regions Financial Corp.	30,660	276,247
Resona Holdings, Inc.	67,900	346,916
Royal Bank of Scotland Group plc*	78,360	374,447
Seven Bank Ltd.	18,320	79,684
Shinsei Bank Ltd.	54,000	111,543
Shizuoka Bank Ltd.	16,000	160,346
Skandinaviska Enskilda Banken AB, Class A	46,732	499,443
Societe Generale S.A.	25,016	1,119,017
Standard Chartered plc	76,072	739,564
Sumitomo Mitsui Financial Group, Inc.	39,200	1,492,246
Sumitomo Mitsui Trust Holdings, Inc.	102,000	376,230
SunTrust Banks, Inc./Georgia	11,770	450,085
Suruga Bank Ltd.	6,000	111,811
Svenska Handelsbanken AB, Class A	46,068	661,819
Swedbank AB, Class A	27,861	616,218
U.S. Bancorp	40,095	1,644,296
UniCredit S.p.A.	147,192	917,341
Unione di Banche Italiane S.c.p.A.	27,742	196,837
United Overseas Bank Ltd.	40,000	521,851
Wells Fargo & Co.	105,730	5,429,235
Westpac Banking Corp.	95,991	2,017,890
Yamaguchi Financial Group, Inc.	6,092	74,808
Zions Bancorp	4,470	123,104

		70,381,237

Capital Markets (0.7%)
3i Group plc	29,917	211,609
Aberdeen Asset Management plc	28,676	128,973
Affiliated Managers Group, Inc.*	1,226	209,634
Ameriprise Financial, Inc.	4,180	456,163
Bank of New York Mellon Corp.	25,160	985,014
BlackRock, Inc.	2,825	840,353
Charles Schwab Corp.	25,510	728,566
Credit Suisse Group AG (Registered)*	46,972	1,130,038
Daiwa Securities Group, Inc.	51,000	330,522
Deutsche Bank AG (Registered)	42,433	1,140,755
E*TRADE Financial Corp.*	6,425	169,170
Franklin Resources, Inc.	8,735	325,466
Goldman Sachs Group, Inc.	9,120	1,584,691
Hargreaves Lansdown plc	8,026	146,956
ICAP plc	16,975	117,681
Invesco Ltd.	9,590	299,496
Investec plc	16,989	130,227
Julius Baer Group Ltd.*	6,886	313,300
Legg Mason, Inc.	2,255	93,831
Macquarie Group Ltd.	8,981	488,251
Mediobanca S.p.A.	17,271	169,906
Morgan Stanley	34,040	1,072,260
Nomura Holdings, Inc.	111,700	648,108
Northern Trust Corp.	4,900	333,984
Partners Group Holding AG	493	167,500
Platinum Asset Management Ltd.	7,182	34,408
SBI Holdings, Inc.	6,563	74,228
Schroders plc	3,825	162,774
State Street Corp.	9,425	633,454
T. Rowe Price Group, Inc.	5,845	406,227
UBS Group AG (Registered)	112,351	2,081,990

		15,615,535

Consumer Finance (0.1%)
Acom Co., Ltd.*	12,270	62,880
AEON Financial Service Co., Ltd.	3,200	63,363
American Express Co.	20,035	1,485,195
Capital One Financial Corp.	12,472	904,469
Credit Saison Co., Ltd.	4,600	83,718
Discover Financial Services	10,290	534,977
Navient Corp.	9,310	104,644

		3,239,246

Diversified Financial Services (0.5%)
ASX Ltd.	5,956	158,863
Berkshire Hathaway, Inc., Class B*	42,932	5,598,333
CME Group, Inc./Illinois	7,030	651,962
Deutsche Boerse AG	5,938	511,171
Eurazeo S.A.	2,976	198,028
EXOR S.p.A.	3,030	132,387
First Pacific Co., Ltd.	72,489	44,413
Groupe Bruxelles Lambert S.A.	2,482	187,469
Hong Kong Exchanges and Clearing Ltd.	34,200	786,935
Industrivarden AB, Class C	5,050	88,697
Intercontinental Exchange, Inc.	2,560	601,574
Investment AB Kinnevik, Class B	7,242	207,336
Investor AB, Class B	14,013	482,297
Japan Exchange Group, Inc.	16,892	247,814
Leucadia National Corp.	7,045	142,732
London Stock Exchange Group plc	9,607	352,594
McGraw Hill Financial, Inc.	6,010	519,865
Mitsubishi UFJ Lease & Finance Co., Ltd.	15,150	66,912
Moody’s Corp.	4,115	404,093
Nasdaq, Inc.	2,595	138,391
ORIX Corp.	40,720	526,725
Pargesa Holding S.A.	951	55,875
Singapore Exchange Ltd.	24,076	119,146
Wendel S.A.	1,880	220,085

		12,443,697

Insurance (1.3%)
ACE Ltd.	7,455	770,847
Admiral Group plc	6,431	146,412
Aegon N.V.	55,737	320,976
Aflac, Inc.	10,070	585,369
Ageas	6,396	262,550
AIA Group Ltd.	370,563	1,929,353
Allianz SE (Registered)	14,060	2,203,700

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Allstate Corp.	9,640	$561,434
American International Group, Inc.	31,744	1,803,694
AMP Ltd.	90,993	356,439
Aon plc	6,455	571,978
Assicurazioni Generali S.p.A.	35,923	658,882
Assurant, Inc.	1,565	123,651
Aviva plc	123,112	843,941
Baloise Holding AG (Registered)	1,539	176,802
Chubb Corp.	5,360	657,404
Cincinnati Financial Corp.	3,265	175,657
CNP Assurances S.A.	12,948	179,828
Dai-ichi Life Insurance Co., Ltd.	33,169	530,449
Delta Lloyd N.V.	6,746	56,774
Direct Line Insurance Group plc	42,300	240,404
Genworth Financial, Inc., Class A*	11,025	50,935
Gjensidige Forsikring ASA	6,153	82,960
Hannover Rueck SE	1,855	189,652
Hartford Financial Services Group, Inc.	9,965	456,198
Insurance Australia Group Ltd.	72,038	246,425
Legal & General Group plc	182,812	660,151
Lincoln National Corp.	5,775	274,081
Loews Corp.	6,775	244,849
Mapfre S.A.	33,159	86,636
Marsh & McLennan Cos., Inc.	12,090	631,340
Medibank Pvt Ltd.	84,725	144,101
MetLife, Inc.	25,020	1,179,693
MS&AD Insurance Group Holdings, Inc.	15,600	419,604
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,321	991,278
NN Group N.V.	5,933	170,194
Old Mutual plc	151,546	434,851
Principal Financial Group, Inc.	6,075	287,591
Progressive Corp.	11,900	364,616
Prudential Financial, Inc.	10,230	779,628
Prudential plc	79,001	1,670,126
QBE Insurance Group Ltd.	41,992	381,233
RSA Insurance Group plc	31,247	190,773
Sampo Oyj, Class A	13,753	666,997
SCOR SE	8,411	302,102
Sompo Japan Nipponkoa Holdings, Inc.	11,000	320,735
Sony Financial Holdings, Inc.	5,353	88,153
St. James’s Place plc.	16,124	207,571
Standard Life plc	60,288	354,797
Suncorp Group Ltd.	39,582	341,048
Swiss Life Holding AG (Registered)*	987	220,660
Swiss Reinsurance AG	10,835	931,370
T&D Holdings, Inc.	17,800	210,828
Tokio Marine Holdings, Inc.	21,300	797,139
Torchmark Corp.	2,893	163,165
Travelers Cos., Inc.	7,545	750,954
Tryg A/S	3,673	71,484
UnipolSai S.p.A.	24,503	53,442
Unum Group	5,640	180,931
XL Group plc	5,880	213,562
Zurich Insurance Group AG*	4,605	1,132,924

		30,101,321

Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	8,805	774,664
Apartment Investment & Management Co. (REIT), Class A	3,250	120,315
Ascendas Real Estate Investment Trust (REIT)	62,000	102,270
AvalonBay Communities, Inc. (REIT)	2,915	509,600
Boston Properties, Inc. (REIT)	3,395	401,968
British Land Co. plc (REIT)	29,807	378,975
CapitaLand Commercial Trust (REIT)	63,000	59,495
CapitaLand Mall Trust (REIT)	74,000	98,855
Crown Castle International Corp. (REIT)	7,450	587,582
Dexus Property Group (REIT)	29,539	148,521
Equinix, Inc. (REIT)	1,275	348,585
Equity Residential (REIT)	8,060	605,467
Essex Property Trust, Inc. (REIT)	1,403	313,458
Federation Centres (REIT)	96,686	186,774
Fonciere des Regions (REIT)	2,338	203,622
Gecina S.A. (REIT)	1,730	210,810
General Growth Properties, Inc. (REIT)	13,960	362,541
Goodman Group (REIT)	53,931	222,104
GPT Group (REIT)	54,283	172,621
Hammerson plc (REIT)	24,129	228,121
HCP, Inc. (REIT)	10,200	379,950
Host Hotels & Resorts, Inc. (REIT)	16,845	266,320
ICADE (REIT)	2,409	163,475
Intu Properties plc (REIT)	28,358	141,731
Iron Mountain, Inc. (REIT)	4,088	126,810
Japan Prime Realty Investment Corp. (REIT)	25	81,160
Japan Real Estate Investment Corp. (REIT)	39	179,921
Japan Retail Fund Investment Corp. (REIT)	75	145,349
Kimco Realty Corp. (REIT)	9,100	222,313
Klepierre S.A. (REIT)	8,022	363,880
Land Securities Group plc (REIT)	24,321	464,287
Link REIT (REIT)	70,500	388,609
Macerich Co. (REIT)	3,130	240,447
Mirvac Group (REIT)	113,742	137,711
Nippon Building Fund, Inc. (REIT)	44	213,446
Nippon Prologis REIT, Inc. (REIT)	46	83,472
Plum Creek Timber Co., Inc. (REIT)	3,935	155,472
Prologis, Inc. (REIT)	11,112	432,257
Public Storage (REIT)	3,255	688,856
Realty Income Corp. (REIT)	5,084	240,931
Scentre Group (REIT)	163,799	449,594
Segro plc (REIT)	22,838	148,525
Simon Property Group, Inc. (REIT)	6,940	1,275,017
SL Green Realty Corp. (REIT)	2,227	240,872
Stockland Corp., Ltd. (REIT)	72,657	196,796
Suntec Real Estate Investment Trust (REIT)	73,000	76,985
Unibail-Rodamco SE (REIT)	3,017	782,380
United Urban Investment Corp. (REIT)	82	109,691
Ventas, Inc. (REIT)	6,539	366,576
Vornado Realty Trust (REIT)	3,910	353,542
Welltower, Inc. (REIT)	7,190	486,907
Westfield Corp. (REIT)	60,735	426,076
Weyerhaeuser Co. (REIT)	11,710	320,151

		16,385,857

Real Estate Management & Development (0.3%)
Aeon Mall Co., Ltd.	3,470	53,426
Azrieli Group	1,120	44,790
CapitaLand Ltd.	78,000	147,365
CBRE Group, Inc., Class A*	6,190	198,080
Cheung Kong Property Holdings Ltd.	86,460	633,652

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
City Developments Ltd.	12,000	$64,982
Daito Trust Construction Co., Ltd.	2,300	233,959
Daiwa House Industry Co., Ltd.	19,000	471,606
Deutsche Wohnen AG	9,067	242,314
Global Logistic Properties Ltd.	96,783	139,210
Hang Lung Properties Ltd.	68,000	153,023
Henderson Land Development Co., Ltd.	35,398	211,859
Hulic Co., Ltd.	9,079	82,299
Hysan Development Co., Ltd.	19,000	79,338
Kerry Properties Ltd.	20,000	54,970
Lend Lease Group	16,939	149,692
Mitsubishi Estate Co., Ltd.	39,000	799,319
Mitsui Fudosan Co., Ltd.	29,000	797,520
New World Development Co., Ltd.	163,854	159,446
Nomura Real Estate Holdings, Inc.	3,836	77,345
NTT Urban Development Corp.	3,544	32,717
Sino Land Co., Ltd.	92,000	140,406
Sumitomo Realty & Development Co., Ltd.	11,000	351,368
Sun Hung Kai Properties Ltd.	52,000	677,772
Swire Pacific Ltd., Class A	18,000	201,963
Swire Properties Ltd.	35,994	99,922
Swiss Prime Site AG (Registered)*	2,036	149,014
Tokyo Tatemono Co., Ltd.	6,000	71,863
Tokyu Fudosan Holdings Corp.	15,772	105,342
UOL Group Ltd.	14,000	59,163
Vonovia SE	13,793	443,352
Wharf Holdings Ltd.	41,000	231,666
Wheelock & Co., Ltd.	28,000	121,826

		7,480,569

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	10,690	108,717

Total Financials		155,756,179

Health Care (4.3%)
Biotechnology (0.6%)
Actelion Ltd. (Registered)*	3,160	401,976
Alexion Pharmaceuticals, Inc.*	4,400	688,116
Amgen, Inc.	16,931	2,341,896
Baxalta, Inc.	12,030	379,065
Biogen, Inc.*	5,260	1,534,920
Celgene Corp.*	17,810	1,926,508
CSL Ltd.	14,580	918,699
Gilead Sciences, Inc.	33,640	3,303,112
Grifols S.A.	4,589	189,819
Regeneron Pharmaceuticals, Inc.*	1,650	767,481
Vertex Pharmaceuticals, Inc.*	5,323	554,337

		13,005,929

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	33,450	1,345,359
Baxter International, Inc.	12,030	395,186
Becton, Dickinson and Co.	4,643	615,940
Boston Scientific Corp.*	29,465	483,521
C.R. Bard, Inc.	1,695	315,795
Cochlear Ltd.	1,756	103,049
Coloplast A/S, Class B	3,418	242,488
DENTSPLY International, Inc.	3,155	159,548
Edwards Lifesciences Corp.*	2,349	333,957
Essilor International S.A.	6,310	770,752
Getinge AB, Class B	6,157	137,493
Hoya Corp.	13,100	430,462
Intuitive Surgical, Inc.*	827	380,073
Medtronic plc	31,383	2,100,778
Olympus Corp.	7,900	246,012
Smith & Nephew plc	27,553	481,834
Sonova Holding AG (Registered)	1,654	213,293
St. Jude Medical, Inc.	6,345	400,306
Stryker Corp.	6,635	624,354
Sysmex Corp.	4,500	237,954
Terumo Corp.	9,300	263,692
Varian Medical Systems, Inc.*	2,270	167,481
William Demant Holding A/S*	785	65,355
Zimmer Biomet Holdings, Inc.	3,770	354,116

		10,868,798

Health Care Providers & Services (0.6%)
Aetna, Inc.	7,867	860,728
Alfresa Holdings Corp.	5,400	92,449
AmerisourceBergen Corp.	4,735	449,778
Anthem, Inc.	6,085	851,900
Cardinal Health, Inc.	7,470	573,845
Cigna Corp.	5,885	794,593
DaVita HealthCare Partners, Inc.*	3,810	275,577
Express Scripts Holding Co.*	16,589	1,343,045
Fresenius Medical Care AG & Co. KGaA	6,701	522,523
Fresenius SE & Co. KGaA	11,671	782,787
HCA Holdings, Inc.*	6,818	527,441
Healthscope Ltd.	34,636	62,111
Henry Schein, Inc.*	1,896	251,637
Humana, Inc.	3,420	612,180
Laboratory Corp. of America Holdings*	1,915	207,720
McKesson Corp.	5,145	951,979
Medipal Holdings Corp.	4,100	65,309
Miraca Holdings, Inc.	1,700	72,306
Patterson Cos., Inc.	1,925	83,256
Quest Diagnostics, Inc.	3,185	195,782
Ramsay Health Care Ltd.	4,352	179,147
Ryman Healthcare Ltd.	11,536	53,996
Sonic Healthcare Ltd.	11,731	150,602
Suzuken Co., Ltd.	2,350	78,530
Tenet Healthcare Corp.*	2,192	80,929
UnitedHealth Group, Inc.	21,635	2,509,876
Universal Health Services, Inc., Class B	2,050	255,861

		12,885,887

Health Care Technology (0.0%)
Cerner Corp.*	6,750	404,730
M3, Inc.	5,970	119,099

		523,829

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	7,430	255,072
Lonza Group AG (Registered)*	1,628	214,099
PerkinElmer, Inc.	2,470	113,521
QIAGEN N.V.*	6,781	174,901
Thermo Fisher Scientific, Inc.	8,865	1,084,012
Waters Corp.*	1,865	220,462

		2,062,067

Pharmaceuticals (2.5%)
AbbVie, Inc.	38,925	2,117,909
Allergan plc*	8,361	2,272,603
Astellas Pharma, Inc.	66,000	856,817
AstraZeneca plc	38,865	2,466,504
Bayer AG (Registered)	25,441	3,251,571
Bristol-Myers Squibb Co.	36,855	2,181,816
Chugai Pharmaceutical Co., Ltd.	6,900	212,369
Daiichi Sankyo Co., Ltd.	19,600	342,245
Eisai Co., Ltd.	7,800	462,649
Eli Lilly & Co.	21,870	1,830,300

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Endo International plc*	3,453	$239,224
GlaxoSmithKline plc	149,665	2,869,037
Hisamitsu Pharmaceutical Co., Inc.	1,800	60,153
Johnson & Johnson	62,790	5,861,447
Kyowa Hakko Kirin Co., Ltd.	7,000	104,534
Mallinckrodt plc*	2,515	160,809
Merck & Co., Inc.	64,160	3,168,862
Merck KGaA	3,976	351,998
Mitsubishi Tanabe Pharma Corp.	6,000	105,612
Mylan N.V.*	8,315	334,762
Novartis AG (Registered)	70,767	6,518,684
Novo Nordisk A/S, Class B	58,493	3,148,344
Ono Pharmaceutical Co., Ltd.	2,600	309,254
Orion Oyj, Class B	3,103	117,461
Otsuka Holdings Co., Ltd.	12,013	386,104
Perrigo Co. plc	2,980	468,665
Pfizer, Inc.	141,074	4,431,134
Roche Holding AG	21,615	5,714,012
Sanofi S.A.	36,531	3,480,150
Santen Pharmaceutical Co., Ltd.	11,400	153,640
Shionogi & Co., Ltd.	9,200	330,698
Shire plc	18,159	1,239,425
Sumitomo Dainippon Pharma Co., Ltd.	4,800	48,066
Taisho Pharmaceutical Holdings Co., Ltd.	971	55,910
Takeda Pharmaceutical Co., Ltd.	24,300	1,071,072
Teva Pharmaceutical Industries Ltd.	26,485	1,497,534
UCB S.A.	3,890	304,461
Zoetis, Inc.	11,138	458,663

		58,984,498

Total Health Care		98,331,008

Industrials (3.6%)
Aerospace & Defense (0.6%)
Airbus Group SE	18,109	1,075,602
BAE Systems plc	97,043	658,847
Boeing Co.	14,935	1,955,738
Cobham plc	35,027	151,683
Finmeccanica S.p.A.*	12,451	156,277
General Dynamics Corp.	7,075	975,996
Honeywell International, Inc.	17,400	1,647,606
L-3 Communications Holdings, Inc.	1,930	201,724
Lockheed Martin Corp.	6,040	1,252,152
Meggitt plc	24,559	177,325
Northrop Grumman Corp.	4,660	773,327
Precision Castparts Corp.	3,215	738,518
Raytheon Co.	6,920	756,079
Rockwell Collins, Inc.	2,995	245,111
Rolls-Royce Holdings plc*	57,168	587,024
Safran S.A.	8,981	677,643
Singapore Technologies Engineering Ltd.	48,000	100,755
Textron, Inc.	6,195	233,180
Thales S.A.	3,182	221,686
United Technologies Corp.	18,925	1,684,136
Zodiac Aerospace	6,206	142,054

		14,412,463

Air Freight & Logistics (0.2%)
Bollore S.A.	26,647	129,921
C.H. Robinson Worldwide, Inc.	3,260	220,963
Deutsche Post AG (Registered)	29,810	825,039
Expeditors International of Washington, Inc.	4,295	202,080
FedEx Corp.	5,895	848,762
Royal Mail plc	19,997	139,041
TNT Express N.V.	15,179	115,645
United Parcel Service, Inc., Class B	15,655	1,544,992
Yamato Holdings Co., Ltd.	10,700	205,166

		4,231,609

Airlines (0.2%)
American Airlines Group, Inc.	16,195	628,852
ANA Holdings, Inc.	35,000	98,422
Cathay Pacific Airways Ltd.	36,060	67,937
Delta Air Lines, Inc.	18,738	840,774
Deutsche Lufthansa AG (Registered)*	7,119	98,819
easyJet plc	4,888	131,733
International Consolidated Airlines Group S.A.*	25,105	224,369
Japan Airlines Co., Ltd.	3,683	130,019
Qantas Airways Ltd.*	16,892	44,229
Ryanair Holdings plc (ADR)	210	16,443
Singapore Airlines Ltd.	17,000	128,056
Southwest Airlines Co.	15,225	579,159
United Continental Holdings, Inc.*	8,723	462,755

		3,451,567

Building Products (0.1%)
Allegion plc	2,138	123,277
Asahi Glass Co., Ltd.	29,000	170,216
Assa Abloy AB, Class B	30,438	546,721
Cie de Saint-Gobain	14,694	638,303
Daikin Industries Ltd.	7,300	410,447
Geberit AG (Registered)	1,163	356,073
LIXIL Group Corp.	8,200	166,772
Masco Corp.	7,920	199,426
TOTO Ltd.	4,500	140,853

		2,752,088

Commercial Services & Supplies (0.2%)
ADT Corp.	3,825	114,367
Aggreko plc	7,878	113,627
Babcock International Group plc	7,725	106,865
Brambles Ltd.	48,186	330,371
Cintas Corp.	2,120	181,790
Dai Nippon Printing Co., Ltd.	17,000	165,309
Edenred	6,336	103,639
G4S plc	47,734	166,939
ISS A/S	4,570	152,012
Park24 Co., Ltd.	2,900	54,562
Pitney Bowes, Inc.	4,475	88,829
Republic Services, Inc.	5,610	231,132
Secom Co., Ltd.	6,500	391,689
Securitas AB, Class B	9,633	117,800
Societe BIC S.A.	885	137,572
Stericycle, Inc.*	1,915	266,779
Toppan Printing Co., Ltd.	16,000	129,118
Tyco International plc	9,870	330,250
Waste Management, Inc.	9,610	478,674

		3,661,324

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios S.A.	5,809	167,041
Boskalis Westminster	2,648	115,920
Bouygues S.A.	6,204	220,790
CIMIC Group Ltd.	3,124	51,661
Ferrovial S.A.	13,724	327,648
Fluor Corp.	3,500	148,225
Jacobs Engineering Group, Inc.*	2,940	110,044
JGC Corp.	6,471	86,054
Kajima Corp.	26,000	138,421
Obayashi Corp.	20,000	170,872
OCI N.V.*	2,593	66,512

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Quanta Services, Inc.*	4,785	$115,845
Shimizu Corp.	18,000	154,939
Skanska AB, Class B	11,691	229,594
Taisei Corp.	31,595	206,685
Vinci S.A.	14,537	924,371

		3,234,622

Electrical Equipment (0.3%)
ABB Ltd. (Registered)*	67,652	1,198,088
Alstom S.A.*	6,670	206,193
AMETEK, Inc.	5,437	284,464
Eaton Corp. plc	10,605	544,036
Emerson Electric Co.	15,535	686,181
Fuji Electric Co., Ltd.	17,000	61,886
Legrand S.A.	8,147	433,143
Mabuchi Motor Co., Ltd.	1,600	69,909
Mitsubishi Electric Corp.	60,000	550,903
Nidec Corp.	6,700	461,607
OSRAM Licht AG	2,738	141,466
Prysmian S.p.A.	6,001	124,140
Rockwell Automation, Inc.	3,085	313,035
Schneider Electric SE	17,084	958,053
Vestas Wind Systems A/S	6,894	359,291

		6,392,395

Industrial Conglomerates (0.6%)
3M Co.	14,410	2,042,906
CK Hutchison Holdings Ltd.	86,460	1,125,952
Danaher Corp.	13,540	1,153,743
General Electric Co.	223,260	5,630,617
Keihan Electric Railway Co., Ltd.	15,000	100,343
Keppel Corp., Ltd.	44,000	210,951
Koninklijke Philips N.V.	28,760	678,154
NWS Holdings Ltd.	46,000	60,807
Roper Technologies, Inc.	2,215	347,091
Seibu Holdings, Inc.	3,684	74,813
Sembcorp Industries Ltd.	30,000	73,016
Siemens AG (Registered)	24,394	2,179,440
Smiths Group plc	12,145	185,044
Toshiba Corp.*	123,000	310,614

		14,173,491

Machinery (0.6%)
Alfa Laval AB	9,033	147,929
Amada Holdings Co., Ltd.	11,000	83,955
Andritz AG	2,400	108,288
Atlas Copco AB, Class A	20,659	498,047
Atlas Copco AB, Class B	12,005	269,154
Caterpillar, Inc.	13,970	913,079
CNH Industrial N.V.	29,163	190,369
Cummins, Inc.	3,835	416,404
Deere & Co.	7,980	590,520
Dover Corp.	3,720	212,710
FANUC Corp.	6,336	976,816
Flowserve Corp.	3,060	125,888
GEA Group AG	5,626	213,819
Hino Motors Ltd.	7,816	79,838
Hitachi Construction Machinery Co., Ltd.	3,300	44,244
IHI Corp.	42,000	108,140
Illinois Tool Works, Inc.	8,095	666,300
IMI plc	8,363	120,246
Ingersoll-Rand plc	5,965	302,843
Joy Global, Inc.	2,180	32,547
JTEKT Corp.	6,400	89,806
Kawasaki Heavy Industries Ltd.	43,000	148,862
Komatsu Ltd.	28,800	423,875
Kone Oyj, Class B	9,653	367,805
Kubota Corp.	35,000	481,990
Kurita Water Industries Ltd.	3,300	70,185
Makita Corp.	3,700	197,358
MAN SE	1,085	110,350
Melrose Industries plc	30,617	122,659
Metso Oyj	3,469	72,248
Minebea Co., Ltd.	10,000	106,469
Mitsubishi Heavy Industries Ltd.	93,000	416,782
Nabtesco Corp.	4,523	82,683
NGK Insulators Ltd.	8,000	153,544
NSK Ltd.	15,000	145,632
PACCAR, Inc.	7,890	411,621
Parker-Hannifin Corp.	3,305	321,577
Pentair plc	4,273	218,094
Sandvik AB	32,802	279,840
Schindler Holding AG	1,373	197,678
Schindler Holding AG (Registered)	630	92,558
Sembcorp Marine Ltd.	25,000	40,269
SKF AB, Class B	12,208	224,917
SMC Corp.	1,700	373,377
Snap-on, Inc.	1,320	199,241
Stanley Black & Decker, Inc.	3,470	336,521
Sulzer AG (Registered)	738	72,384
Sumitomo Heavy Industries Ltd.	17,000	67,436
THK Co., Ltd.	3,700	58,873
Volvo AB, Class B	47,210	453,208
Wartsila Oyj Abp	4,551	180,865
Weir Group plc	6,565	116,443
Xylem, Inc.	4,050	133,043
Yangzijiang Shipbuilding Holdings Ltd.	59,023	47,199
Zardoya Otis S.A.	5,353	57,927

		12,974,455

Marine (0.0%)
A. P. Moller - Maersk A/S, Class A	119	179,348
A. P. Moller - Maersk A/S, Class B	220	339,433
Kuehne + Nagel International AG (Registered)	1,662	213,892
Mitsui O.S.K. Lines Ltd.	35,000	84,156
Nippon Yusen KK	49,000	113,704

		930,533

Professional Services (0.1%)
Adecco S.A. (Registered)*	5,234	383,782
Bureau Veritas S.A.	8,160	172,153
Capita plc	20,365	369,874
Dun & Bradstreet Corp.	810	85,050
Equifax, Inc.	2,710	263,358
Experian plc	30,441	488,550
Intertek Group plc	4,965	183,020
Nielsen Holdings plc	6,751	300,217
Randstad Holding N.V.	3,879	231,467
Recruit Holdings Co., Ltd.	4,348	130,791
Robert Half International, Inc.	3,065	156,806
Seek Ltd.	10,014	84,968
SGS S.A. (Registered)	169	295,475

		3,145,511

Road & Rail (0.3%)
Asciano Ltd.	30,007	177,160
Aurizon Holdings Ltd.	65,342	231,144
Central Japan Railway Co.	4,437	717,576
ComfortDelGro Corp., Ltd.	65,000	131,592
CSX Corp.	22,240	598,256
DSV A/S	5,446	203,819
East Japan Railway Co.	10,300	871,628
Hankyu Hanshin Holdings, Inc.	35,000	213,898
J.B. Hunt Transport Services, Inc.	2,091	149,297

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Kansas City Southern	2,450	$222,656
Keikyu Corp.	14,000	111,683
Keio Corp.	18,000	128,178
Keisei Electric Railway Co., Ltd.	8,467	93,169
Kintetsu Group Holdings Co., Ltd.	55,000	198,190
MTR Corp., Ltd.	44,500	193,976
Nagoya Railroad Co., Ltd.	26,000	102,371
Nippon Express Co., Ltd.	26,000	124,461
Norfolk Southern Corp.	6,900	527,160
Odakyu Electric Railway Co., Ltd.	19,000	171,361
Ryder System, Inc.	1,180	87,367
Tobu Railway Co., Ltd.	31,000	133,376
Tokyu Corp.	34,000	249,819
Union Pacific Corp.	19,990	1,767,316
West Japan Railway Co.	5,067	317,208

		7,722,661

Trading Companies & Distributors (0.2%)
Ashtead Group plc	15,485	218,555
Brenntag AG	4,754	255,840
Bunzl plc	10,299	276,445
Fastenal Co.	6,050	221,490
ITOCHU Corp.	49,000	519,733
Marubeni Corp.	50,000	245,470
Mitsubishi Corp.	42,500	698,757
Mitsui & Co., Ltd.	52,500	591,245
Noble Group Ltd.	145,000	42,416
Rexel S.A.	8,983	110,465
Sumitomo Corp.	34,600	334,013
Toyota Tsusho Corp.	6,600	139,409
Travis Perkins plc	7,655	228,210
United Rentals, Inc.*	2,150	129,107
W.W. Grainger, Inc.	1,366	293,704
Wolseley plc	8,001	468,053

		4,772,912

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	13,818	218,616
Aena S.A.*§	2,077	229,361
Aeroports de Paris S.A.	914	103,728
Atlantia S.p.A.	12,703	355,663
Auckland International Airport Ltd.	29,300	91,624
Fraport AG Frankfurt Airport Services Worldwide	1,279	78,876
Groupe Eurotunnel SE (Registered)	14,383	195,900
Hutchison Port Holdings Trust	174,195	95,990
Japan Airport Terminal Co., Ltd.	1,300	56,170
Kamigumi Co., Ltd.	7,000	57,455
Mitsubishi Logistics Corp.	4,000	46,317
Sydney Airport	33,408	140,077
Transurban Group	58,898	411,908

		2,081,685

Total Industrials		83,937,316

Information Technology (4.1%)
Communications Equipment (0.3%)
Alcatel-Lucent*	86,575	318,737
Cisco Systems, Inc.	113,470	2,978,588
F5 Networks, Inc.*	1,635	189,333
Harris Corp.	2,340	171,171
Juniper Networks, Inc.	8,900	228,819
Motorola Solutions, Inc.	4,905	335,404
Nokia Oyj	113,156	775,235
QUALCOMM, Inc.	37,305	2,004,398
Telefonaktiebolaget LM Ericsson, Class B	93,625	922,255

		7,923,940

Electronic Equipment, Instruments & Components (0.3%)
Alps Electric Co., Ltd.	5,315	150,813
Amphenol Corp., Class A	6,940	353,662
Citizen Holdings Co., Ltd.	8,100	56,031
Corning, Inc.	28,695	491,258
FLIR Systems, Inc.	3,145	88,029
Hamamatsu Photonics KK	4,400	99,581
Hexagon AB, Class B	7,885	241,316
Hirose Electric Co., Ltd.	935	102,107
Hitachi High-Technologies Corp.	2,141	46,501
Hitachi Ltd.	148,000	748,008
Ibiden Co., Ltd.	3,700	48,689
Ingenico Group	1,691	204,258
Keyence Corp.	1,400	626,833
Kyocera Corp.	9,900	454,287
Murata Manufacturing Co., Ltd.	6,300	818,169
Nippon Electric Glass Co., Ltd.	12,000	58,139
Omron Corp.	6,000	181,354
Shimadzu Corp.	7,000	101,157
TDK Corp.	3,800	216,146
TE Connectivity Ltd.	9,090	544,400
Yaskawa Electric Corp.	6,000	61,284
Yokogawa Electric Corp.	7,000	73,364

		5,765,386

Internet Software & Services (0.6%)
Akamai Technologies, Inc.*	3,980	274,859
eBay, Inc.*	25,135	614,299
Facebook, Inc., Class A*	51,786	4,655,561
Google, Inc., Class A*	6,354	4,056,203
Google, Inc., Class C*	6,778	4,123,871
Kakaku.com, Inc.	4,434	72,090
Mixi, Inc.	1,280	44,028
United Internet AG (Registered)	3,784	191,421
VeriSign, Inc.*	2,490	175,694
Yahoo! Japan Corp.	43,800	167,226
Yahoo!, Inc.*	20,550	594,101

		14,969,353

IT Services (0.7%)
Accenture plc, Class A	14,060	1,381,536
Alliance Data Systems Corp.*	1,230	318,545
Amadeus IT Holding S.A., Class A	13,770	588,795
Atos SE	2,650	203,518
Automatic Data Processing, Inc.	10,725	861,861
Cap Gemini S.A.	4,782	426,104
Cognizant Technology Solutions Corp., Class A*	13,500	845,235
Computer Sciences Corp.	3,235	198,564
Computershare Ltd.	14,544	108,450
Fidelity National Information Services, Inc.	6,325	424,281
Fiserv, Inc.*	5,520	478,087
Fujitsu Ltd.	57,000	248,571
International Business Machines Corp.	20,645	2,992,906
Itochu Techno-Solutions Corp.	1,500	32,055
MasterCard, Inc., Class A	21,910	1,974,529
Nomura Research Institute Ltd.	3,850	148,323
NTT Data Corp.	3,883	196,065
Otsuka Corp.	1,600	78,117
Paychex, Inc.	7,255	345,556
PayPal Holdings, Inc.*	25,135	780,190
Teradata Corp.*	3,430	99,333
Total System Services, Inc.	3,665	166,501
Visa, Inc., Class A	43,840	3,053,894
Western Union Co.	11,750	215,730

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Xerox Corp.	24,105	$234,542

		16,401,288

Semiconductors & Semiconductor Equipment (0.5%)
Altera Corp.	6,855	343,299
Analog Devices, Inc.	6,990	394,306
Applied Materials, Inc.	27,115	398,319
ARM Holdings plc	43,423	625,779
ASM Pacific Technology Ltd.	7,400	48,864
ASML Holding N.V.	10,786	945,637
Avago Technologies Ltd.	5,596	699,556
Broadcom Corp., Class A	11,940	614,074
First Solar, Inc.*	1,690	72,248
Infineon Technologies AG	34,695	389,906
Intel Corp.	110,155	3,320,072
KLA-Tencor Corp.	3,680	184,000
Lam Research Corp.	3,579	233,816
Linear Technology Corp.	5,280	213,048
Microchip Technology, Inc.	4,460	192,181
Micron Technology, Inc.*	23,795	356,449
NVIDIA Corp.	11,440	281,996
Qorvo, Inc.*	3,365	151,593
Rohm Co., Ltd.	3,000	134,131
Skyworks Solutions, Inc.	4,292	361,429
STMicroelectronics N.V.	19,609	133,522
Texas Instruments, Inc.	23,760	1,176,595
Tokyo Electron Ltd.	5,300	250,511
Xilinx, Inc.	5,945	252,068

		11,773,399

Software (0.8%)
Activision Blizzard, Inc.	11,439	353,351
Adobe Systems, Inc.*	10,485	862,077
Autodesk, Inc.*	5,060	223,348
CA, Inc.	7,055	192,601
Citrix Systems, Inc.*	3,630	251,486
COLOPL, Inc.	1,532	24,703
Dassault Systemes S.A.	3,934	290,458
Electronic Arts, Inc.*	6,915	468,491
Gemalto N.V.	2,457	159,471
GungHo Online Entertainment, Inc.	12,404	36,797
Intuit, Inc.	6,315	560,456
Konami Corp.	2,800	60,796
Microsoft Corp.	183,335	8,114,407
Nexon Co., Ltd.	3,980	53,307
NICE-Systems Ltd.	1,782	99,861
Nintendo Co., Ltd.	3,300	557,508
Oracle Corp.	72,365	2,613,824
Oracle Corp. Japan	1,200	50,800
Red Hat, Inc.*	4,175	300,099
Sage Group plc	33,141	250,760
salesforce.com, Inc.*	12,806	889,121
SAP SE	30,236	1,956,161
Symantec Corp.	15,340	298,670
Trend Micro, Inc.	3,200	113,337

		18,781,890

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.	130,688	14,414,887
Brother Industries Ltd.	7,200	87,052
Canon, Inc.	32,877	952,482
EMC Corp.	45,120	1,090,099
Fujifilm Holdings Corp.	14,300	536,548
Hewlett-Packard Co.	41,525	1,063,455
Konica Minolta, Inc.	14,000	147,787
NEC Corp.	80,000	246,589
NetApp, Inc.	7,090	209,864
Ricoh Co., Ltd.	21,000	212,360
SanDisk Corp.	5,010	272,193
Seagate Technology plc	7,240	324,352
Seiko Epson Corp.	8,600	121,741
Western Digital Corp.	4,880	387,667

		20,067,076

Total Information Technology		95,682,332

Materials (1.5%)
Chemicals (0.9%)
Air Liquide S.A.	10,614	1,257,744
Air Products and Chemicals, Inc.	4,295	547,956
Air Water, Inc.	5,000	75,405
Airgas, Inc.	1,475	131,762
Akzo Nobel N.V.	7,551	490,896
Arkema S.A.	2,017	130,887
Asahi Kasei Corp.	38,000	268,254
BASF SE	28,257	2,156,134
CF Industries Holdings, Inc.	5,730	257,277
Croda International plc	4,178	171,602
Daicel Corp.	9,000	110,711
Dow Chemical Co.	24,985	1,059,364
E.I. du Pont de Nemours & Co.	20,365	981,593
Eastman Chemical Co.	3,320	214,870
Ecolab, Inc.	6,020	660,514
EMS-Chemie Holding AG (Registered)	252	103,898
Evonik Industries AG	2,868	95,860
FMC Corp.	2,950	100,035
Fuchs Petrolub SE (Preference)(q)	2,138	94,358
Givaudan S.A. (Registered)*	285	464,388
Hitachi Chemical Co., Ltd.	3,200	44,244
Incitec Pivot Ltd.	51,549	141,529
International Flavors & Fragrances, Inc.	1,795	185,352
Israel Chemicals Ltd.	15,646	80,666
Israel Corp., Ltd.	95	22,821
Johnson Matthey plc	6,305	234,205
JSR Corp.	5,900	85,237
K+S AG (Registered)	5,889	196,830
Kaneka Corp.	8,000	59,140
Kansai Paint Co., Ltd.	7,148	97,734
Koninklijke DSM N.V.	5,582	257,749
Kuraray Co., Ltd.	10,500	131,144
Lanxess AG	2,816	131,563
Linde AG	5,714	925,580
LyondellBasell Industries N.V., Class A	9,466	789,086
Mitsubishi Chemical Holdings Corp.	41,500	217,677
Mitsubishi Gas Chemical Co., Inc.	11,000	50,883
Mitsui Chemicals, Inc.	25,000	80,369
Monsanto Co.	11,670	995,918
Mosaic Co.	7,075	220,103
Nippon Paint Holdings Co., Ltd.	5,000	87,542
Nitto Denko Corp.	5,100	306,312
Novozymes A/S, Class B	7,364	321,586
Orica Ltd.	11,467	121,464
PPG Industries, Inc.	6,210	544,555
Praxair, Inc.	6,530	665,146
Sherwin-Williams Co.	1,865	415,485
Shin-Etsu Chemical Co., Ltd.	12,700	652,767
Sigma-Aldrich Corp.	2,660	369,527
Sika AG	67	207,292
Solvay S.A.	1,825	186,532
Sumitomo Chemical Co., Ltd.	45,000	228,577
Symrise AG	3,794	227,902
Syngenta AG (Registered)	2,860	918,585
Taiyo Nippon Sanso Corp.	5,000	47,631

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Teijin Ltd.	28,000	$85,243
Toray Industries, Inc.	45,000	390,003
Umicore S.A.	2,929	112,868
Yara International ASA	5,524	220,744

		20,431,099

Construction Materials (0.1%)
Boral Ltd.	24,080	89,240
CRH plc	25,075	663,323
Fletcher Building Ltd.	21,161	92,225
HeidelbergCement AG	4,336	296,902
Imerys S.A.	1,051	67,557
James Hardie Industries plc (CDI)	13,834	166,968
LafargeHolcim Ltd. (Registered)*	12,756	670,167
Martin Marietta Materials, Inc.	1,397	212,274
Taiheiyo Cement Corp.	36,000	108,315
Vulcan Materials Co.	2,910	259,572

		2,626,543

Containers & Packaging (0.1%)
Amcor Ltd.	37,123	344,873
Avery Dennison Corp.	2,080	117,666
Ball Corp.	3,090	192,198
Owens-Illinois, Inc.*	3,650	75,628
Rexam plc	21,686	171,910
Sealed Air Corp.	4,685	219,633
Toyo Seikan Group Holdings Ltd.	5,065	80,496
WestRock Co.	5,920	304,525

		1,506,929

Metals & Mining (0.4%)
Alcoa, Inc.	26,160	252,706
Alumina Ltd.	77,699	61,572
Anglo American plc	42,968	359,457
Antofagasta plc	12,132	91,997
ArcelorMittal S.A.	30,741	160,622
BHP Billiton Ltd.	97,531	1,538,230
BHP Billiton plc	64,139	979,155
Boliden AB	8,415	131,739
Fortescue Metals Group Ltd.	47,897	61,550
Freeport-McMoRan, Inc.	23,120	224,033
Fresnillo plc	6,801	60,968
Glencore plc*	342,170	476,814
Hitachi Metals Ltd.	7,000	81,595
Iluka Resources Ltd.	12,881	56,347
JFE Holdings, Inc.	15,100	198,554
Kobe Steel Ltd.	95,000	103,417
Maruichi Steel Tube Ltd.	1,500	34,010
Mitsubishi Materials Corp.	34,000	103,717
Newcrest Mining Ltd.*	23,581	213,427
Newmont Mining Corp.	11,095	178,297
Nippon Steel & Sumitomo Metal Corp.	23,315	425,909
Norsk Hydro ASA	41,373	138,188
Nucor Corp.	7,065	265,291
Randgold Resources Ltd.	2,857	168,168
Rio Tinto Ltd.	13,406	460,673
Rio Tinto plc	39,146	1,313,299
South32 Ltd.*	161,670	156,235
Sumitomo Metal Mining Co., Ltd.	15,000	170,802
ThyssenKrupp AG	11,317	198,170
voestalpine AG	3,449	118,671

		8,783,613

Paper & Forest Products (0.0%)
International Paper Co.	9,495	358,816
Mondi plc	11,298	237,115
Oji Holdings Corp.	24,000	103,071
Stora Enso Oyj, Class R	16,934	128,281
UPM-Kymmene Oyj	16,420	246,697

		1,073,980

Total Materials		34,422,164

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	136,496	4,447,040
Bezeq Israeli Telecommunication Corp., Ltd.	59,089	113,030
BT Group plc	257,476	1,638,400
CenturyLink, Inc.	12,679	318,496
Deutsche Telekom AG (Registered)	97,674	1,733,913
Elisa Oyj	4,375	148,095
Frontier Communications Corp.	22,290	105,877
HKT Trust & HKT Ltd.	81,529	97,149
Iliad S.A.	810	163,992
Inmarsat plc	13,792	205,291
Koninklijke KPN N.V.	98,529	369,322
Level 3 Communications, Inc.*	6,204	271,053
Nippon Telegraph & Telephone Corp.	23,118	811,898
Orange S.A.	57,044	862,683
PCCW Ltd.	126,000	64,855
Proximus S.A.	4,679	161,254
Singapore Telecommunications Ltd.	245,000	621,492
Spark New Zealand Ltd.	56,446	107,591
Swisscom AG (Registered)	797	398,424
TDC A/S	24,980	128,904
Telecom Italia S.p.A.*	310,821	382,158
Telecom Italia S.p.A. (RNC)	185,391	190,256
Telefonica Deutschland Holding AG	18,302	111,698
Telefonica S.A.	137,008	1,660,584
Telenor ASA	23,095	432,020
TeliaSonera AB	79,928	431,072
Telstra Corp., Ltd.	131,641	519,684
TPG Telecom Ltd.	8,547	65,333
Verizon Communications, Inc.	92,225	4,016,054
Vivendi S.A.	35,383	837,691

		21,415,309

Wireless Telecommunication Services (0.3%)
KDDI Corp.	53,809	1,205,016
Millicom International Cellular S.A. (SDR)	2,034	127,246
NTT DOCOMO, Inc.	47,000	787,987
SoftBank Group Corp.	29,600	1,361,908
StarHub Ltd.	17,924	43,653
Tele2 AB, Class B	9,818	95,772
Vodafone Group plc	815,610	2,578,991

		6,200,573

Total Telecommunication Services		27,615,882

Utilities (1.1%)
Electric Utilities (0.6%)
American Electric Power Co., Inc.	10,850	616,931
AusNet Services	52,008	49,960
Cheung Kong Infrastructure Holdings Ltd.	19,000	170,427
Chubu Electric Power Co., Inc.	19,800	292,785
Chugoku Electric Power Co., Inc.	9,200	127,044
CLP Holdings Ltd.	58,500	498,899
Contact Energy Ltd.	11,280	35,777
Duke Energy Corp.	15,739	1,132,264
Edison International	7,245	456,942
EDP - Energias de Portugal S.A.	71,244	261,150
Electricite de France S.A.	7,439	131,399
Endesa S.A.	9,772	205,895
Enel S.p.A.	216,968	970,152

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Entergy Corp.	3,970	$258,447
Eversource Energy	7,020	355,352
Exelon Corp.	19,100	567,270
FirstEnergy Corp.	9,330	292,122
Fortum Oyj	13,665	202,532
Hokuriku Electric Power Co.	5,200	70,094
Iberdrola S.A.	167,058	1,111,494
Kansai Electric Power Co., Inc.*	21,700	242,913
Kyushu Electric Power Co., Inc.*	13,200	143,976
Mighty River Power Ltd.	21,535	34,645
NextEra Energy, Inc.	9,690	945,260
Pepco Holdings, Inc.	5,580	135,148
Pinnacle West Capital Corp.	2,440	156,502
Power Assets Holdings Ltd.	43,000	407,786
PPL Corp.	14,750	485,128
Red Electrica Corporacion S.A.	3,330	276,616
Shikoku Electric Power Co., Inc.	5,500	89,979
Southern Co.	19,905	889,754
SSE plc	30,386	689,111
Terna Rete Elettrica Nazionale S.p.A.	46,377	225,779
Tohoku Electric Power Co., Inc.	14,000	190,600
Tokyo Electric Power Co., Inc.*	44,500	298,611
Xcel Energy, Inc.	11,240	398,008

		13,416,752

Gas Utilities (0.1%)
AGL Resources, Inc.	2,643	161,329
APA Group	34,281	206,357
Enagas S.A.	6,610	189,451
Gas Natural SDG S.A.	10,775	210,113
Hong Kong & China Gas Co., Ltd.	210,166	394,551
Osaka Gas Co., Ltd.	57,000	216,935
Snam S.p.A.	64,617	332,533
Toho Gas Co., Ltd.	12,633	74,765
Tokyo Gas Co., Ltd.	71,000	345,134

		2,131,168

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	14,780	144,696
Electric Power Development Co., Ltd.	4,500	138,039
Enel Green Power S.p.A.	53,838	101,995
Meridian Energy Ltd.	26,871	36,209
NRG Energy, Inc.	7,470	110,930

		531,869

Multi-Utilities (0.4%)
AGL Energy Ltd.	20,712	232,835
Ameren Corp.	5,370	226,990
CenterPoint Energy, Inc.	9,540	172,102
Centrica plc	152,872	531,228
CMS Energy Corp.	6,075	214,569
Consolidated Edison, Inc.	6,480	433,188
Dominion Resources, Inc.	12,940	910,717
DTE Energy Co.	3,910	314,247
E.ON SE	61,560	528,117
Engie	44,953	727,942
National Grid plc	115,021	1,601,870
NiSource, Inc.	6,995	129,757
PG&E Corp.	10,485	553,608
Public Service Enterprise Group, Inc.	11,225	473,246
RWE AG	15,056	170,592
SCANA Corp.	3,120	175,531
Sempra Energy	5,170	500,042
Suez Environnement Co. S.A.	9,141	164,417
TECO Energy, Inc.	5,175	135,896
Veolia Environnement S.A.	13,840	317,162
WEC Energy Group, Inc.	6,960	363,451

		8,877,507

Water Utilities (0.0%)
Severn Trent plc	7,361	243,709
United Utilities Group plc	20,978	294,079

		537,788

Total Utilities		25,495,084

Total Common Stocks (32.1%) (Cost $702,688,303)		742,925,767

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (15.2%)
SPDR® S&P 500 ETF Trust (Cost $338,611,494)	1,837,115	352,046,348

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (26.1%)
U.S. Government Agencies (2.2%)
Federal Home Loan Bank
4.750%, 12/16/16	$100,000	105,052
5.000%, 11/17/17	6,720,000	7,309,785
Federal Home Loan Mortgage Corp.
2.000%, 8/25/16	1,135,000	1,151,200
0.750%, 1/12/18	970,000	968,707
0.875%, 3/7/18	2,130,000	2,130,595
3.750%, 3/27/19	3,030,000	3,296,006
2.375%, 1/13/22	4,363,000	4,494,317
Federal National Mortgage Association
0.500%, 3/30/16	19,360,000	19,378,508
1.250%, 1/30/17	1,070,000	1,079,590
1.125%, 4/27/17	1,045,000	1,052,560
0.875%, 12/20/17	960,000	961,868
1.625%, 11/27/18	4,460,000	4,539,652
1.750%, 6/20/19	4,859,000	4,950,974

		51,418,814

U.S. Treasuries (23.9%)
U.S. Treasury Bonds
7.125%, 2/15/23	1,110,000	1,523,128
U.S. Treasury Notes
1.500%, 6/30/16	4,477,000	4,518,097
3.250%, 7/31/16	1,285,000	1,316,040
1.000%, 8/31/16	14,630,000	14,712,936
3.000%, 8/31/16	990,000	1,013,551
1.000%, 9/30/16	33,335,000	33,534,717
3.000%, 9/30/16	1,445,000	1,482,381
1.000%, 10/31/16	885,000	890,600
3.125%, 10/31/16	7,865,000	8,094,191
0.875%, 1/31/17	1,375,000	1,382,070
3.125%, 1/31/17	1,327,100	1,373,652
0.875%, 2/28/17	845,000	849,448
3.000%, 2/28/17	735,000	760,951
3.250%, 3/31/17	10,540,000	10,970,658
2.750%, 5/31/17	505,000	523,139
2.500%, 6/30/17	520,000	537,210
0.500%, 7/31/17	1,670,000	1,666,803
2.375%, 7/31/17	2,114,100	2,182,333
4.750%, 8/15/17	1,974,000	2,125,096
1.875%, 8/31/17	2,110,000	2,159,144
0.750%, 10/31/17	3,870,000	3,876,047
1.875%, 10/31/17	3,710,000	3,800,431
2.250%, 11/30/17	4,910,000	5,070,630
0.750%, 12/31/17	2,475,000	2,475,967
2.750%, 12/31/17	5,365,000	5,605,534
2.625%, 1/31/18	5,365,000	5,594,427

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 2/15/18	$1,150,000	$1,223,559
2.750%, 2/28/18	5,920,000	6,197,500
2.875%, 3/31/18	2,420,000	2,544,001
1.000%, 5/31/18	9,955,000	9,990,581
1.375%, 6/30/18	11,675,000	11,832,339
2.375%, 6/30/18	5,250,000	5,463,025
1.375%, 7/31/18	7,780,000	7,884,848
1.500%, 8/31/18#	37,850,000	38,488,719
1.375%, 9/30/18	2,115,000	2,142,450
3.750%, 11/15/18	1,735,000	1,883,559
1.250%, 11/30/18	7,720,000	7,781,519
1.375%, 12/31/18	3,045,000	3,079,256
1.375%, 2/28/19	3,805,000	3,843,942
1.500%, 3/31/19	22,355,000	22,674,388
3.125%, 5/15/19	39,763,000	42,580,968
3.625%, 8/15/19	51,867,000	56,646,461
1.500%, 11/30/19	16,945,000	17,125,207
1.250%, 1/31/20	8,450,000	8,441,995
3.625%, 2/15/20	9,258,000	10,170,329
1.125%, 3/31/20	22,333,000	22,155,033
1.375%, 3/31/20	6,140,000	6,159,307
1.500%, 5/31/20	8,715,000	8,792,448
1.625%, 6/30/20	9,955,000	10,081,479
1.625%, 7/31/20	8,735,000	8,842,482
1.375%, 8/31/20	11,315,000	11,328,260
2.625%, 11/15/20	3,790,000	4,007,296
3.625%, 2/15/21	1,750,000	1,941,406
3.125%, 5/15/21	2,430,000	2,634,841
2.125%, 8/15/21	2,355,000	2,423,948
2.000%, 11/15/21	1,585,000	1,617,706
2.000%, 2/15/22	2,415,000	2,464,291
1.750%, 5/15/22	2,015,000	2,018,601
1.625%, 8/15/22	4,960,000	4,917,956
1.625%, 11/15/22	2,585,000	2,559,731
2.000%, 2/15/23	4,365,000	4,422,589
1.750%, 5/15/23	6,680,000	6,623,116
2.500%, 8/15/23	8,760,000	9,156,767
2.750%, 11/15/23	11,415,000	12,151,624
2.750%, 2/15/24	17,216,000	18,297,380
2.375%, 8/15/24	13,500,000	13,905,396
2.250%, 11/15/24	2,390,000	2,434,766
2.000%, 2/15/25	5,945,000	5,921,255
2.125%, 5/15/25	7,420,000	7,465,650
2.000%, 8/15/25	3,370,000	3,352,360

		553,709,515

Total Long-Term Debt Securities (26.1%) (Cost $597,331,193)		605,128,329

SHORT-TERM INVESTMENTS:
Government Securities (7.4%)
U.S. Treasury Bills
0.01%, 11/19/15#(p)	71,309,000	71,308,501
0.02%, 1/28/16(p)	99,626,000	99,620,261

Total Government Securities		170,928,762

Total Short-Term Investments (7.4%) (Cost $170,929,766)		170,928,762

Total Investments (80.8%) (Cost $1,809,560,756)		1,871,029,206
Other Assets Less Liabilities (19.2%)		444,090,445

Net Assets (100%)		$2,315,119,651

*	Non-income producing.

†	Securities (totaling $150,278 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $442,143 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $17,795,313.

(b)	Illiquid Security.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

Australia	1.0%
Austria	0.0	#
Belgium	0.2
Bermuda	0.0	#
Chile	0.0	#
China	0.0	#
Denmark	0.3
Finland	0.1
France	1.5
Germany	1.4
Hong Kong	0.5
Ireland	0.4
Israel	0.1
Italy	0.4
Japan	3.5
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	0.5
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.2
South Africa	0.0	#
Spain	0.5
Sweden	0.5
Switzerland	1.6
United Kingdom	3.0
United States	64.9
Cash and Other	19.2

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	869	December-15	$111,356,169	$111,870,172	$514,003
2 Year U.S. Treasury Notes	636	December-15	139,125,909	139,303,875	177,966
5 Year U.S. Treasury Notes	221	December-15	26,579,702	26,633,953	54,251
E-Mini MSCI EAFE Index	23	December-15	1,942,426	1,896,925	(45,501)
EURO Stoxx 50 Index	1,200	December-15	41,881,332	41,446,601	(434,731)
Russell 2000 Mini Index	850	December-15	97,828,026	93,151,500	(4,676,526)
S&P 500 E-Mini Index	51	December-15	4,897,812	4,867,185	(30,627)
S&P MidCap 400 E-Mini Index	682	December-15	96,117,800	92,949,780	(3,168,020)
TOPIX Index	162	December-15	19,397,465	19,060,809	(336,656)

					$(7,945,841)

Sales
FTSE 100 Index	241	December-15	$22,098,685	$21,941,810	$156,875
SPI 200 Index	332	December-15	29,172,659	29,169,628	3,031

					$159,906

					$(7,785,935)

At September 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 12/15/15	Morgan Stanley	1,570	$2,373,566	$2,374,600	$(1,034)
European Union Euro vs. U.S. Dollar, expiring 12/15/15	Deutsche Bank AG	3,150	3,524,229	3,523,722	507
European Union Euro vs. U.S. Dollar, expiring 12/15/15	UBS AG	11,195	12,526,046	12,785,344	(259,298)
European Union Euro vs. U.S. Dollar, expiring 12/15/15	UBS AG	3,120	3,490,828	3,525,783	(34,955)
European Union Euro vs. U.S. Dollar, expiring 12/15/15	UBS AG	32,124	35,941,769	36,685,790	(744,021)
Japanese Yen vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	276,258	2,305,849	2,284,487	21,362
Japanese Yen vs. U.S. Dollar, expiring 12/15/15	Morgan Stanley	638,408	5,328,615	5,152,525	176,090
Japanese Yen vs. U.S. Dollar, expiring 12/15/15	Royal Bank of Scotland	3,036,560	25,345,322	25,380,809	(35,487)
Swedish Krona vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	2,807	335,941	334,327	1,614
Swiss Franc vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	408	420,235	421,411	(1,176)
Swiss Franc vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	4,140	4,259,341	4,271,264	(11,923)

					$(888,321)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/15/15	BNP Paribas	15,483	$10,869,744	$10,823,731	$46,013
Australian Dollar vs. U.S. Dollar, expiring 12/15/15	Credit Suisse	19,302	13,301,037	13,493,809	(192,772)
British Pound vs. U.S. Dollar, expiring 12/15/15	Morgan Stanley	4,693	7,244,724	7,097,153	147,571
British Pound vs. U.S. Dollar, expiring 12/15/15	UBS AG	12,377	19,022,650	18,717,763	304,887
European Union Euro vs. U.S. Dollar, expiring 12/15/15	Morgan Stanley	30,287	35,079,112	33,886,761	1,192,351
European Union Euro vs. U.S. Dollar, expiring 12/15/15	Royal Bank of Scotland	4,957	5,530,201	5,545,835	(15,634)

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 12/15/15	Royal Bank of Scotland	981,080	$8,188,082	$8,188,799	$(717)
Swiss Franc vs. U.S. Dollar, expiring 12/15/15	JPMorgan Chase Bank	408	418,453	420,235	(1,782)

					$1,479,917

					$591,596

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$50,409,052	$46,570,414	$—	$96,979,466
Consumer Staples	37,850,054	43,295,508	—	81,145,562
Energy	26,447,250	16,963,246	150,278	43,560,774
Financials	63,265,035	92,491,144	—	155,756,179
Health Care	55,601,967	42,729,041	—	98,331,008
Industrials	38,882,466	45,054,850	—	83,937,316
Information Technology	78,386,437	17,295,895	—	95,682,332
Materials	10,799,182	23,622,982	—	34,422,164
Telecommunication Services	8,347,674	19,268,208	—	27,615,882
Utilities	11,709,427	13,785,657	—	25,495,084
Forward Currency Contracts	—	1,890,395	—	1,890,395
Futures	906,126	—	—	906,126
Government Securities
U.S. Government Agencies	—	51,418,814	—	51,418,814
U.S. Treasuries	—	553,709,515	—	553,709,515
Investment Companies
Exchange Traded Funds (ETFs)	352,046,348	—	—	352,046,348
Short-Term Investments	—	170,928,762	—	170,928,762

Total Assets	$734,651,018	$1,139,024,431	$150,278	$1,873,825,727

Liabilities:
Forward Currency Contracts	$—	$(1,298,799)	$—	$(1,298,799)
Futures	(8,692,061)	—	—	(8,692,061)

Total Liabilities	$(8,692,061)	$(1,298,799)	$—	$(9,990,860)

Total	$725,958,957	$1,137,725,632	$150,278	$1,863,834,867

(a)	A security with a market value of $150,278 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,049,331
Aggregate gross unrealized depreciation	(61,398,935)

Net unrealized appreciation	$60,650,396

Federal income tax cost of investments	$1,810,378,810

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (12.2%)
Asset-Backed Securities (8.0%)
Ally Auto Receivables Trust,
Series 2015-2 A3
1.490%, 11/15/19	$3,380,000	$3,388,699
Ally Master Owner Trust,
Series 2014-1 A2
1.290%, 1/15/19	3,599,000	3,613,528
American Express Credit Account Master Trust,
Series 2014-2 A
1.260%, 1/15/20	3,121,000	3,135,527
AmeriCredit Automobile Receivables Trust,
Series 2011-3 D
4.040%, 7/10/17	3,314,538	3,323,927
Series 2013-3 A3
0.920%, 4/9/18	12,898	12,902
Series 2015-2 A1
0.400%, 4/8/16	401,508	401,499
ARI Fleet Lease Trust,
Series 2014-A A2
0.810%, 11/15/22§	1,148,702	1,147,950
Barclays Dryrock Issuance Trust,
Series 2015-2 A
1.560%, 3/15/21	3,869,000	3,902,854
BMW Floorplan Master Owner Trust,
Series 2015-1A A
0.707%, 7/15/20(b)(l)§	5,074,000	5,057,686
Capital One Multi-Asset Execution Trust,
Series 2007-A1 A1
0.257%, 11/15/19(l)	4,810,000	4,792,481
CIT Equipment Collateral,
Series 2013-VT1 A3
1.130%, 7/20/20§	1,696,984	1,699,617
CNH Equipment Trust,
Series 2013-A A3
0.690%, 6/15/18	31,960	31,954
Series 2014-B A4
1.610%, 5/17/21	3,386,769	3,401,664
CPS Auto Receivables Trust,
Series 2013-B A
1.820%, 9/15/20§	1,621,945	1,627,749
Series 2014-B A
1.110%, 11/15/18§	1,574,839	1,572,750
Dell Equipment Finance Trust,
Series 2015-1 A3
1.300%, 3/23/20(b)§	1,713,000	1,717,553
Discover Card Execution Note Trust,
Series 2014-A1 A1
0.637%, 7/15/21(l)	2,095,000	2,099,143
Series 2015-A1 A1
0.557%, 8/17/20(l)	5,326,000	5,326,000
Series 2015-A2 A
1.900%, 10/17/22	5,346,000	5,339,064
Drive Auto Receivables Trust,
Series 2015-AA A2
1.010%, 11/15/17§	2,322,509	2,322,763
Enterprise Fleet Financing LLC,
Series 2014-1 A2
0.870%, 9/20/19(b)§	576,296	575,832
Exeter Automobile Receivables Trust,
Series 2014-1A A
1.290%, 5/15/18§	293,078	293,380
Series 2014-2A A
1.060%, 8/15/18§	595,308	594,382
First National Master Note Trust,
Series 2013-2 A
0.737%, 10/15/19(l)	1,979,000	1,981,381
Series 2015-1 A
0.974%, 9/15/20(l)	3,200,000	3,200,058
Ford Credit Floorplan Master Owner Trust,
Series 2014-1 A1
1.200%, 2/15/19	2,522,000	2,527,014
Series 2015-2 A2
0.777%, 1/15/22(l)	3,123,000	3,112,353
GE Dealer Floorplan Master Note Trust,
Series 2015-1 A
0.716%, 1/20/20(l)	4,974,000	4,937,292
GE Equipment Small Ticket LLC,
Series 2014-1A A2
0.590%, 8/24/16§	1,133,040	1,132,767
GM Financial Automobile Leasing Trust,
Series 2015-1 A2
1.100%, 12/20/17	5,653,600	5,668,806
GMF Floorplan Owner Revolving Trust,
Series 2015-1 A1
1.650%, 5/15/20§	2,831,960	2,846,748
Harley-Davidson Motorcycle Trust,
Series 2014-1 A3
1.100%, 9/15/19	7,220,000	7,228,146
Series 2015-1 A3
1.410%, 6/15/20	2,621,000	2,628,836
Hertz Fleet Lease Funding LP,
Series 2013-3 A
0.753%, 12/10/27(l)§	3,378,995	3,383,104
Series 2014-1 A
0.603%, 4/10/28(l)§	5,059,940	5,063,164
Hyundai Auto Lease Securitization Trust,
Series 2015-A A2
1.000%, 10/16/17§	4,030,000	4,032,008
Series 2015-B A3
1.400%, 11/15/18§	2,648,000	2,656,499
Navistar Financial Dealer Note Master Owner Trust,
Series 2014-1 A
0.944%, 10/25/19(l)§	3,627,000	3,612,333
Porsche Innovative Lease Owner Trust,
Series 2015-1 A4
1.430%, 5/21/21(b)§	5,823,000	5,833,963
Santander Drive Auto Receivables Trust,
Series 2015-4 A2A
1.200%, 12/17/18	2,896,000	2,894,815
Synchrony Credit Card Master Note Trust,
Series 2012-2 A
2.220%, 1/15/22	5,784,000	5,901,725
TCF Auto Receivables Owner Trust,
Series 2015-1A A2
1.020%, 8/15/18(b)§	3,877,000	3,878,329
Volvo Financial Equipment LLC,
Series 2015-1A A3
1.510%, 6/17/19§	4,982,000	5,006,668
World Financial Network Credit Card Master Trust,
Series 2015-A A
0.687%, 2/15/22(l)	3,297,000	3,288,289

		136,193,202

Non-Agency CMO (4.2%)
Banc of America Commercial Mortgage, Inc.,
Series 2007-4 A1A
5.774%, 2/10/51(l)	4,332,942	4,580,524
Carefree Portfolio Trust,
Series 2014-CARE A
1.527%, 11/15/19(l)§	2,329,000	2,325,169

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Commercial Mortgage Trust,
Series 2006-C4 A1A
5.973%, 3/15/49(l)	$5,144	$5,212
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5
5.617%, 10/15/48	866,681	887,944
COMM Mortgage Trust,
Series 2006-C8 A1A
5.292%, 12/10/46	5,346,639	5,535,768
Series 2010-C1 A1
3.156%, 7/10/46§	49,705	49,697
Series 2012-9W57 A
2.365%, 2/10/29§	2,140,632	2,170,907
Series 2014-SAVA A
1.357%, 6/15/34(l)§	2,384,461	2,375,466
Commercial Mortgage Trust,
Series 2007-GG9 A4
5.444%, 3/10/39	1,293,180	1,342,786
DB-UBS Mortgage Trust,
Series 2011-LC1A A1
3.742%, 11/10/46§	2,298,251	2,308,746
Series 2011-LC2A A2
3.386%, 7/10/44§	3,689,739	3,731,192
Federal National Mortgage Association Connecticut Avenue Securities,
Series 2014-C04 2M1
2.294%, 11/25/24(l)	3,145,188	3,164,429
Series 2015-C01 1M1
1.694%, 2/25/25(l)	1,732,000	1,733,451
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2 M1
1.044%, 4/25/24(l)	2,719,980	2,714,566
Series 2014-HQ1 M1
1.844%, 8/25/24(l)	3,735,698	3,743,972
Series 2014-HQ2 M1
1.644%, 9/25/24(l)	2,313,594	2,318,101
Series 2014-HQ3 M1
1.844%, 10/25/24(l)	3,176,480	3,180,574
GS Mortgage Securities Corp. II,
Series 2007-GG10 A4
5.988%, 8/10/45(l)	2,571,756	2,715,332
Series 2013-GC14 A1
1.217%, 8/10/46	2,542,498	2,542,958
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-LN2 A1A
4.838%, 7/15/41(b)(l)§	660,467	665,974
Series 2007-CB18 A4
5.440%, 6/12/47	1,408,913	1,460,355
Series 2010-C1 A1
3.853%, 6/15/43§	135,089	135,093
Series 2012-C6 A2
2.206%, 5/15/45	4,271,658	4,317,483
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-C2 A1A
5.739%, 8/12/43(l)	10,926	11,199
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A1A
5.166%, 12/12/49	13,771	14,227
Series 2006-4 A3
5.172%, 12/12/49	506,665	521,922
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C8 A1
0.777%, 12/15/48	93,734	93,300
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.988%, 8/12/45(l)§	785,039	823,532
PFP III Ltd.,
Series 2014-1 A
1.629%, 6/14/31(l)§	1,142,554	1,141,854
Resource Capital Corp. Ltd.,
Series 2014-CRE2 A
1.257%, 4/15/32(l)§	1,865,000	1,852,368
Starwood Retail Property Trust,
Series 2014-STAR A
1.427%, 11/15/27(b)(l)§	2,841,906	2,817,819
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26 A1A
6.009%, 6/15/45(l)	1,713,390	1,750,956
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3 A1A
5.558%, 3/23/45(l)§	871,294	883,411
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 1M1
2.966%, 11/25/25(b)(l)§	1,270,900	1,270,900
Series 2015-WF1 2M1
3.066%, 11/25/25(b)(l)§	1,448,600	1,448,600
WF-RBS Commercial Mortgage Trust,
Series 2012-C9 A1
0.673%, 11/15/45	55,066	54,773
Series 2014-C24 A2
2.863%, 11/15/47	3,800,000	3,930,931

		70,621,491

Total Asset-Backed and Mortgage-Backed Securities		206,814,693

Corporate Bonds (6.6%)
Consumer Discretionary (0.3%)
Hotels, Restaurants & Leisure (0.0%)
McDonald’s Corp.
5.350%, 3/1/18	127,000	138,072

Media (0.3%)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2.400%, 3/15/17	695,000	704,206
NBCUniversal Enterprise, Inc.
0.826%, 4/15/16(l)§	2,829,000	2,832,693
0.974%, 4/15/18(l)§	306,000	305,121
Thomson Reuters Corp.
6.500%, 7/15/18	122,000	136,775
Walt Disney Co.
1.350%, 8/16/16	515,000	518,627

		4,497,422

Multiline Retail (0.0%)
Nordstrom, Inc.
6.250%, 1/15/18	123,000	136,053

Specialty Retail (0.0%)
Home Depot, Inc.
5.400%, 3/1/16	496,000	506,178
Lowe’s Cos., Inc.
5.400%, 10/15/16	105,000	109,956

		616,134

Total Consumer Discretionary		5,387,681

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (0.2%)
Beverages (0.1%)
Coca-Cola Co.
1.500%, 11/15/15	$395,000	$395,523
Diageo Capital plc
5.750%, 10/23/17	92,000	99,917
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	345,000	347,140

		842,580

Food & Staples Retailing (0.0%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	98,119
CVS Health Corp.
6.125%, 8/15/16	89,000	92,943
5.750%, 6/1/17	57,000	61,145
Kroger Co.
3.900%, 10/1/15	61,000	61,000
Wal-Mart Stores, Inc.
1.500%, 10/25/15	130,000	130,095

		443,302

Food Products (0.1%)
Campbell Soup Co.
3.050%, 7/15/17	31,000	31,898
General Mills, Inc.
5.700%, 2/15/17	925,000	981,684
Ingredion, Inc.
3.200%, 11/1/15	31,000	31,046
Kellogg Co.
4.450%, 5/30/16	230,000	235,169
Mondelez International, Inc.
4.125%, 2/9/16	176,000	178,221

		1,458,018

Household Products (0.0%)
Clorox Co.
3.550%, 11/1/15	31,000	31,071
Procter & Gamble Co.
1.800%, 11/15/15	485,000	485,798
4.850%, 12/15/15	92,000	92,816

		609,685

Total Consumer Staples		3,353,585

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	254,000	263,865
BP Capital Markets plc
3.125%, 10/1/15	115,000	115,000
Canadian Natural Resources Ltd.
5.700%, 5/15/17	304,000	321,443
Energy Transfer Partners LP
9.700%, 3/15/19	69,000	82,424
EOG Resources, Inc.
6.875%, 10/1/18	31,000	35,229
Marathon Oil Corp.
5.900%, 3/15/18	71,000	77,077
Marathon Petroleum Corp.
3.500%, 3/1/16	100,000	101,020
Nexen Energy ULC
6.200%, 7/30/19	25,000	27,893
Occidental Petroleum Corp.
4.125%, 6/1/16	77,000	78,890
1.750%, 2/15/17	495,000	498,954
Petrobras Global Finance B.V.
3.875%, 1/27/16	95,000	93,860
5.875%, 3/1/18	92,000	75,449
7.875%, 3/15/19	92,000	75,297
Total Capital S.A.
2.300%, 3/15/16	330,000	332,623

Total Energy		2,179,024

Financials (4.3%)
Banks (3.2%)
Bank of America Corp.
6.500%, 8/1/16	215,000	224,556
5.625%, 10/14/16	399,000	416,560
5.420%, 3/15/17	1,000,000	1,051,056
Bank of Montreal
2.500%, 1/11/17	530,000	539,519
Barclays Bank plc
5.000%, 9/22/16	1,207,000	1,251,258
BB&T Corp.
3.950%, 4/29/16	46,000	46,799
BNP Paribas S.A.
3.600%, 2/23/16	465,000	470,529
Branch Banking & Trust Co.
0.754%, 12/1/16(l)	3,605,000	3,604,144
Capital One Bank USA N.A.
1.150%, 11/21/16	2,255,000	2,247,901
Citigroup, Inc.
1.029%, 11/24/17(l)	4,105,000	4,094,981
Fifth Third Bancorp
3.625%, 1/25/16	475,000	479,379
JPMorgan Chase & Co.
2.600%, 1/15/16	750,000	754,595
3.150%, 7/5/16	1,065,000	1,083,135
0.841%, 2/15/17(l)	3,155,000	3,152,762
KeyBank N.A./Ohio
0.819%, 11/25/16(l)	3,360,000	3,360,431
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	154,000	163,056
Mizuho Bank Ltd.
0.719%, 4/16/17(l)§	6,315,000	6,284,111
0.776%, 9/25/17(l)§	8,670,000	8,610,173
National Australia Bank Ltd./New York
2.750%, 3/9/17	520,000	531,301
Oesterreichische Kontrollbank AG
5.000%, 4/25/17	2,854,000	3,041,114
PNC Bank N.A.
1.125%, 1/27/17	3,665,000	3,663,754
PNC Funding Corp.
5.625%, 2/1/17	510,000	537,069
Royal Bank of Canada
2.625%, 12/15/15	380,000	381,582
SunTrust Banks, Inc./Georgia
0.761%, 2/15/17(l)	3,670,000	3,659,819
7.250%, 3/15/18	154,000	172,428
Toronto-Dominion Bank
2.500%, 7/14/16	525,000	532,479
U.S. Bancorp
0.811%, 11/15/18(l)	3,195,000	3,186,440
Wells Fargo & Co.
3.676%, 6/15/16(e)	711,000	725,650

		54,266,581

Capital Markets (0.5%)
Credit Suisse USA, Inc.
5.375%, 3/2/16	85,000	86,635
Deutsche Bank AG/London
3.250%, 1/11/16	145,000	145,974

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc.
3.625%, 2/7/16	$1,860,000	$1,879,092
5.625%, 1/15/17	750,000	787,885
Morgan Stanley
5.375%, 10/15/15	154,000	154,257
5.450%, 1/9/17	539,000	566,314
5.950%, 12/28/17	184,000	200,439
1.875%, 1/5/18	4,112,000	4,120,127
Nomura Holdings, Inc.
4.125%, 1/19/16	900,000	908,022
UBS AG/Connecticut
5.875%, 7/15/16	170,000	175,847

		9,024,592

Consumer Finance (0.5%)
American Express Co.
5.500%, 9/12/16	706,000	734,975
Capital One Financial Corp.
6.150%, 9/1/16	31,000	32,291
Ford Motor Credit Co. LLC
1.461%, 3/27/17	3,330,000	3,311,985
HSBC Finance Corp.
5.500%, 1/19/16	195,000	197,667
Hyundai Capital America
1.450%, 2/6/17§	3,670,000	3,652,916
Toyota Motor Credit Corp.
2.800%, 1/11/16	230,000	231,422

		8,161,256

Diversified Financial Services (0.0%)
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	106,000	110,663
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	90,000	90,922
5.450%, 2/1/18	31,000	33,918
Private Export Funding Corp.
4.950%, 11/15/15	31,000	31,172

		266,675

Insurance (0.0%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	100,000	100,246
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	307,000	322,040
American International Group, Inc.
5.050%, 10/1/15	246,000	245,999
Berkshire Hathaway Finance Corp.
2.450%, 12/15/15	125,000	125,522
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	35,405

		829,212

Real Estate Investment Trusts (REITs) (0.1%)
American Tower Corp.
4.500%, 1/15/18	95,000	99,909
AvalonBay Communities, Inc.
5.700%, 3/15/17	61,000	64,666
Duke Realty LP
5.950%, 2/15/17	3,000	3,172
ERP Operating LP
5.125%, 3/15/16	384,000	391,048
HCP, Inc.
3.750%, 2/1/16	95,000	95,795
6.000%, 1/30/17	100,000	105,526
Health Care REIT, Inc.
6.200%, 6/1/16	135,000	139,160

		899,276

Total Financials		73,447,592

Health Care (0.7%)
Biotechnology (0.6%)
Amgen, Inc.
2.500%, 11/15/16	2,286,000	2,320,462
1.250%, 5/22/17	6,350,000	6,337,705
Gilead Sciences, Inc.
3.050%, 12/1/16	1,882,000	1,927,836

		10,586,003

Health Care Equipment & Supplies (0.0%)
St. Jude Medical, Inc.
2.500%, 1/15/16	355,000	356,684

Health Care Providers & Services (0.0%)
Medco Health Solutions, Inc.
7.125%, 3/15/18	31,000	34,877

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
2.250%, 8/15/16	640,000	645,795

Total Health Care		11,623,359

Industrials (0.2%)
Aerospace & Defense (0.1%)
Goodrich Corp.
4.875%, 3/1/20	31,000	33,992
L-3 Communications Corp.
3.950%, 11/15/16	840,000	861,232

		895,224

Airlines (0.0%)
Continental Airlines, Inc.
Series 2009-1
9.000%, 7/8/16	52,579	55,668
Delta Air Lines, Inc.
Series 2009-1 A
7.750%, 12/17/19	47,620	53,751

		109,419

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.
5.750%, 9/15/17	11,000	11,804

Industrial Conglomerates (0.1%)
Hutchison Whampoa International Ltd.
1.625%, 10/31/17§	1,270,000	1,264,123
Tyco International Finance S.A.
3.375%, 10/15/15	31,000	31,031

		1,295,154

Road & Rail (0.0%)
Norfolk Southern Corp.
7.700%, 5/15/17	61,000	67,061
5.750%, 4/1/18	154,000	169,158
Ryder System, Inc.
3.600%, 3/1/16	61,000	61,653

		297,872

Total Industrials		2,609,473

Information Technology (0.1%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
5.500%, 2/22/16	301,000	306,668

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
IT Services (0.1%)
Fiserv, Inc.
3.125%, 10/1/15	$380,000	$379,999
Western Union Co.
5.930%, 10/1/16	310,000	323,492

		703,491

Semiconductors & Semiconductor Equipment (0.0%)
Texas Instruments, Inc.
2.375%, 5/16/16	485,000	490,584

Software (0.0%)
Microsoft Corp.
2.500%, 2/8/16	285,000	287,082
Oracle Corp.
5.250%, 1/15/16	343,000	347,706

		634,788

Total Information Technology		2,135,531

Materials (0.4%)
Chemicals (0.4%)
Cabot Corp.
5.000%, 10/1/16	61,000	63,255
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	111,000	116,628
Ecolab, Inc.
3.000%, 12/8/16	2,894,000	2,949,867
Monsanto Co.
0.511%, 11/7/16(l)	3,195,000	3,179,448
5.125%, 4/15/18	31,000	33,645

		6,342,843

Construction Materials (0.0%)
CRH America, Inc.
8.125%, 7/15/18	31,000	36,033

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	34,013

Metals & Mining (0.0%)
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15	205,000	206,925
5.400%, 3/29/17	61,000	64,669
Rio Tinto Finance USA Ltd.
6.500%, 7/15/18	92,000	102,288

		373,882

Total Materials		6,786,771

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
British Telecommunications plc
1.250%, 2/14/17	3,680,000	3,676,205

Wireless Telecommunication Services (0.0%)
Vodafone Group plc
5.625%, 2/27/17	184,000	194,356

Total Telecommunication Services		3,870,561

Utilities (0.1%)
Electric Utilities (0.1%)
Duke Energy Florida LLC
4.550%, 4/1/20	15,000	16,523
PacifiCorp
5.650%, 7/15/18	154,000	170,982
Progress Energy, Inc.
5.625%, 1/15/16	240,000	242,925
Virginia Electric & Power Co.
5.400%, 1/15/16	225,000	228,190

		658,620

Gas Utilities (0.0%)
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	154,000	161,509

Independent Power and Renewable Electricity Producers (0.0%)
Talen Energy Supply LLC
6.200%, 5/15/16	220,000	224,136

Multi-Utilities (0.0%)
DTE Energy Co.
6.350%, 6/1/16	92,000	95,232
Sempra Energy
6.500%, 6/1/16	181,000	187,340
TECO Finance, Inc.
4.000%, 3/15/16	26,000	26,344

		308,916

Total Utilities		1,353,181

Total Corporate Bonds		112,746,758

Government Securities (61.5%)
Agency CMO (5.6%)
Federal Home Loan Mortgage Corp.
2.000%, 11/15/24	16,834,076	17,110,304
0.507%, 8/15/25(l)	77,633	78,015
3.000%, 12/15/29	17,313,452	17,738,926
0.607%, 7/15/34(l)	227,551	228,441
0.697%, 7/15/37(l)	4,055,697	4,092,950
0.539%, 1/15/39(l)	3,071,422	3,044,200
0.707%, 2/15/41(l)	175,488	176,859
0.657%, 9/15/41(l)	336,081	337,335
0.677%, 7/15/42(l)	3,465,046	3,482,170
0.657%, 12/15/43(l)	3,699,554	3,707,733
Federal National Mortgage Association
0.644%, 6/25/36(l)	225,968	227,606
0.394%, 10/27/37(l)	1,571,925	1,554,505
0.874%, 12/25/37(l)	276,997	281,273
0.774%, 6/25/41(l)	661,144	668,633
0.744%, 9/25/41(l)	1,047,840	1,057,298
0.644%, 6/25/42(l)	252,549	252,791
3.000%, 10/25/43	11,554,883	11,963,302
0.594%, 12/25/43(l)	2,686,275	2,699,879
3.000%, 2/25/44	6,103,277	6,317,853
0.507%, 8/25/44(l)	11,024,805	10,940,591
National Credit Union Administration Guaranteed Notes
Series 2010-R3 1A
0.763%, 12/8/20(l)	7,660,419	7,705,604
Series 2010-R3 2A
0.763%, 12/8/20(l)	800,682	805,249
Series 2011-R4 1A
0.583%, 3/6/20(l)	714,032	715,064

		95,186,581

Foreign Governments (0.3%)
Federative Republic of Brazil
6.000%, 1/17/17	2,355,000	2,446,845
8.000%, 1/15/18(b)	106,667	111,733
5.875%, 1/15/19	305,000	320,250
Province of Nova Scotia
5.125%, 1/26/17	92,000	97,139
Province of Ontario
4.950%, 11/28/16	184,000	192,627
Republic of Italy
5.250%, 9/20/16	399,000	414,404

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of Korea
7.125%, 4/16/19	$154,000	$182,150
Republic of Panama
5.200%, 1/30/20	462,000	500,692
Republic of Poland
5.000%, 10/19/15	307,000	306,777
Republic of South Africa
5.875%, 5/30/22	215,000	232,200
State of Israel
5.125%, 3/26/19	138,000	153,870
Svensk Exportkredit AB
5.125%, 3/1/17	92,000	97,678
United Mexican States
5.625%, 1/15/17	338,000	358,280
5.950%, 3/19/19	307,000	344,301

		5,758,946

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	21,109
Board of Regents of the University of Texas System, Revenue Bonds, Series 2010C
4.794%, 8/15/46	55,000	63,133
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	61,000	76,523
City & County of Denver, General Obligation Bonds, Series 2010B
5.650%, 8/1/30	31,000	35,544
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	123,000	149,205
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	38,000	42,280
6.395%, 1/1/40	21,000	26,380
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	11,000	14,112
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	38,000	48,105
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	92,000	110,745
City of New York, General Obligation Bonds, Series 2009- A1
5.206%, 10/1/31	46,000	51,491
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	77,000	92,583
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881%, 7/1/42	61,000	69,033
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	31,000	41,783
6.750%, 8/1/49	61,000	84,221
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.755%, 7/1/29	31,000	36,524
5.750%, 7/1/34	77,000	92,372
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	46,000	58,373
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	31,000	39,037
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	38,000	44,542
7.055%, 4/1/57	61,000	68,696
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B
5.192%, 8/1/40	45,000	52,102
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	23,000	29,848
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	31,000	39,058
6.648%, 11/15/39	31,000	39,720
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	89,000	114,532
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	32,358
North Texas Tollway Authority System, Revenue Bonds, Series 2009B
6.718%, 1/1/49	88,000	120,437
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	61,000	69,172
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	69,000	81,691
5.561%, 12/1/49	92,000	111,018
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	31,000	38,774
6.918%, 4/1/40	31,000	40,900
7.043%, 4/1/50	61,000	84,013
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2
6.263%, 4/1/49	92,000	122,543
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	61,000	84,969
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	31,000	34,751
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	31,000	36,076
5.600%, 3/15/40	31,000	37,971
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	18,000	21,879
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481%, 8/1/39	61,000	74,264
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	31,000	35,656
5.140%, 8/1/40	31,000	37,093

		2,604,616

Supranational (0.2%)
Asian Development Bank
5.500%, 6/27/16	307,000	318,282

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Corp. Andina de Fomento
5.750%, 1/12/17	$154,000	$162,470
8.125%, 6/4/19	46,000	55,200
European Investment Bank
4.875%, 1/17/17	1,379,000	1,453,337
5.125%, 5/30/17	399,000	427,529
Inter-American Development Bank
5.125%, 9/13/16	107,000	111,651
3.875%, 2/14/20	307,000	337,454
International Bank for Reconstruction & Development
5.000%, 4/1/16	959,000	981,178

		3,847,101

U.S. Government Agencies (7.1%)
Federal Farm Credit Bank
0.199%, 10/8/15(l)	20,000,000	19,999,676
Federal Home Loan Bank
4.750%, 12/16/16	154,000	161,781
4.875%, 5/17/17	461,000	492,196
5.000%, 11/17/17	5,859,000	6,373,219
2.000%, 5/18/20	12,260,000	12,221,203
5.500%, 7/15/36	92,000	121,735
Federal Home Loan Mortgage Corp.
4.750%, 11/17/15	921,000	926,367
5.500%, 7/18/16	307,000	319,480
1.250%, 5/25/18	16,798,000	16,816,779
1.580%, 2/27/19	16,785,000	16,816,997
1.950%, 5/28/20	12,600,000	12,630,720
Federal National Mortgage Association
1.875%, 10/15/15	61,000	61,039
4.375%, 10/15/15	921,000	922,408
0.500%, 3/30/16	12,230,000	12,241,692
2.375%, 4/11/16	14,705,000	14,859,717
5.000%, 2/13/17	307,000	325,840
1.000%, 9/20/17	4,587,000	4,607,663

		119,898,512

U.S. Treasuries (48.1%)
U.S. Treasury Notes
0.375%, 1/31/16	239,297,000	239,530,697
2.000%, 1/31/16	200,000,000	201,273,440
0.250%, 2/29/16	124,472,000	124,543,721
2.375%, 3/31/16	250,000,000	252,716,075

		818,063,933

Total Government Securities		1,045,359,689

Total Long-Term Debt Securities (80.3%) (Cost $1,365,592,704)		1,364,921,140

SHORT-TERM INVESTMENTS:
Government Securities (19.3%)
Federal Home Loan Bank
0.00%, 10/16/15(o)(p)	85,000,000	84,999,855
0.01%, 10/21/15(o)(p)	34,000,000	33,999,874
0.07%, 2/9/16(o)(p)	35,000,000	34,990,399
0.08%, 2/19/16(o)(p)	35,000,000	34,988,321
0.09%, 2/24/16(o)(p)	34,000,000	33,987,648
0.10%, 3/9/16(o)(p)	32,622,000	32,606,697
0.11%, 3/11/16(o)(p)	37,000,000	36,982,018
Federal Home Loan Mortgage Corp.
0.05%, 1/6/16(o)(p)	34,000,000	33,995,774

Total Government Securities		326,550,586

	Number of Shares	Value (Note 1)
Investment Company (6.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	109,419,668	109,419,668

Total Short-Term Investments (25.7%) (Cost $435,821,323)		435,970,254

Total Investments (106.0%) (Cost $1,801,414,027)		1,800,891,394
Other Assets Less Liabilities (-6.0%)		(101,297,390)

Net Assets (100%)		$1,699,594,004

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $101,166,619 or 6.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2015. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2015.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2015.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
2 Year U.S. Treasury Notes	1,035	December-15	$226,523,083	$226,697,344	$174,261

Sales
10 Year U.S. Treasury Notes	48	December-15	$6,148,609	$6,179,250	$(30,641)
5 Year U.S. Treasury Notes	187	December-15	22,491,255	22,536,422	(45,167)

					$(75,808)

					$98,453

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$136,193,202	$—	$136,193,202
Non-Agency CMO	—	70,621,491	—	70,621,491
Corporate Bonds
Consumer Discretionary	—	5,387,681	—	5,387,681
Consumer Staples	—	3,353,585	—	3,353,585
Energy	—	2,179,024	—	2,179,024
Financials	—	73,447,592	—	73,447,592
Health Care	—	11,623,359	—	11,623,359
Industrials	—	2,609,473	—	2,609,473
Information Technology	—	2,135,531	—	2,135,531
Materials	—	6,786,771	—	6,786,771
Telecommunication Services	—	3,870,561	—	3,870,561
Utilities	—	1,353,181	—	1,353,181
Futures	174,261	—	—	174,261
Government Securities
Agency CMO	—	95,186,581	—	95,186,581
Foreign Governments	—	5,758,946	—	5,758,946
Municipal Bonds	—	2,604,616	—	2,604,616
Supranational	—	3,847,101	—	3,847,101
U.S. Government Agencies	—	119,898,512	—	119,898,512
U.S. Treasuries	—	818,063,933	—	818,063,933
Short-Term Investments	109,419,668	326,550,586	—	435,970,254

Total Assets	$109,593,929	$1,691,471,726	$—	$1,801,065,655

Liabilities:
Futures	$(75,808)	$—	$—	$(75,808)

Total Liabilities	$(75,808)	$—	$—	$(75,808)

Total	$109,518,121	$1,691,471,726	$—	$1,800,989,847

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,676,646
Aggregate gross unrealized depreciation	(2,199,279)

Net unrealized depreciation	$(522,633)

Federal income tax cost of investments	$1,801,414,027

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.2%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$939,174
Cooper Tire & Rubber Co.	31,400	1,240,614
Cooper-Standard Holding, Inc.*	8,700	504,600
Dana Holding Corp.	99,600	1,581,648
Dorman Products, Inc.*	19,000	966,910
Drew Industries, Inc.	13,600	742,696
Federal-Mogul Holdings Corp.*	6,600	45,078
Gentherm, Inc.*	19,800	889,416
Horizon Global Corp.*	12,800	112,896
Modine Manufacturing Co.*	30,000	236,100
Motorcar Parts of America, Inc.*	9,600	300,864
Remy International, Inc.	18,425	538,931
Standard Motor Products, Inc.	10,800	376,704
Tenneco, Inc.*	35,000	1,566,950
Tower International, Inc.*	13,100	311,256

		10,353,837

Automobiles (0.0%)
Winnebago Industries, Inc.	16,200	310,230

Distributors (0.1%)
Core-Mark Holding Co., Inc.	13,800	903,210
Pool Corp.	23,900	1,727,970
VOXX International Corp.*	8,600	63,812
Weyco Group, Inc.	4,600	124,384

		2,819,376

Diversified Consumer Services (2.1%)
2U, Inc.*	13,100	470,290
American Public Education, Inc.*	9,450	221,603
Apollo Education Group, Inc.*	51,700	571,802
Ascent Capital Group, Inc., Class A*	8,900	243,682
Bright Horizons Family Solutions, Inc.*	270,839	17,398,697
Capella Education Co.	6,550	324,356
Chegg, Inc.*	38,600	278,306
DeVry Education Group, Inc.	34,900	949,629
Grand Canyon Education, Inc.*	351,997	13,372,366
Houghton Mifflin Harcourt Co.*	69,300	1,407,483
K12, Inc.*	19,900	247,556
LifeLock, Inc.*	43,900	384,564
Regis Corp.*	26,110	342,041
Sotheby’s, Inc.	38,700	1,237,626
Steiner Leisure Ltd.*	10,300	650,754
Strayer Education, Inc.*	5,800	318,826
Universal Technical Institute, Inc.	4,100	14,391

		38,433,972

Hotels, Restaurants & Leisure (4.2%)
Belmond Ltd., Class A*	71,400	721,854
Biglari Holdings, Inc.*	870	318,194
BJ’s Restaurants, Inc.*	11,800	507,754
Bloomin’ Brands, Inc.	68,000	1,236,240
Bob Evans Farms, Inc.	13,000	563,550
Boyd Gaming Corp.*	39,200	638,960
Buffalo Wild Wings, Inc.*	58,348	11,286,254
Caesars Acquisition Co., Class A*	23,900	169,690
Caesars Entertainment Corp.*	17,040	100,366
Carrols Restaurant Group, Inc.*	10,500	124,950
Cheesecake Factory, Inc.	26,700	1,440,732
Churchill Downs, Inc.	7,300	976,813
Chuy’s Holdings, Inc.*	1,600	45,440
ClubCorp Holdings, Inc.	24,100	517,186
Cracker Barrel Old Country Store, Inc.	12,100	1,782,088
Dave & Buster’s Entertainment, Inc.*	12,500	472,875
Del Frisco’s Restaurant Group, Inc.*	15,000	208,350
Denny’s Corp.*	52,112	574,795
Diamond Resorts International, Inc.*	22,500	526,275
DineEquity, Inc.	11,300	1,035,758
Fiesta Restaurant Group, Inc.*	14,300	648,791
Habit Restaurants, Inc., Class A*	320,802	6,868,371
International Speedway Corp., Class A	21,100	669,292
Interval Leisure Group, Inc.	26,500	486,540
J Alexander’s Holdings, Inc.*	7,582	75,592
Jack in the Box, Inc.	20,500	1,579,320
Krispy Kreme Doughnuts, Inc.*	38,500	563,255
La Quinta Holdings, Inc.*	51,300	809,514
Marcus Corp.	8,000	154,720
Marriott Vacations Worldwide Corp.	16,300	1,110,682
Monarch Casino & Resort, Inc.*	14,000	251,580
Morgans Hotel Group Co.*	12,100	40,172
Norwegian Cruise Line Holdings Ltd.*	243,137	13,931,750
Papa John’s International, Inc.	18,266	1,250,856
Penn National Gaming, Inc.*	49,900	837,322
Pinnacle Entertainment, Inc.*	39,600	1,340,064
Popeyes Louisiana Kitchen, Inc.*	12,700	715,772
Red Robin Gourmet Burgers, Inc.*	9,600	727,104
Ruby Tuesday, Inc.*	8,600	53,406
Ruth’s Hospitality Group, Inc.	13,500	219,240
Scientific Games Corp., Class A*	26,800	280,060
SeaWorld Entertainment, Inc.	37,500	667,875
Sonic Corp.	37,500	860,625
Speedway Motorsports, Inc.	5,400	97,470
Texas Roadhouse, Inc.	45,100	1,677,720
Vail Resorts, Inc.	19,800	2,072,664
Wyndham Worldwide Corp.	193,795	13,933,860
Zoe’s Kitchen, Inc.*	10,600	418,594

		75,590,335

Household Durables (1.5%)
Beazer Homes USA, Inc.*	17,800	237,274
Cavco Industries, Inc.*	4,800	326,832
Ethan Allen Interiors, Inc.	14,900	393,509
Helen of Troy Ltd.*	18,100	1,616,330
Installed Building Products, Inc.*	10,800	273,024
iRobot Corp.*	21,319	621,236
KB Home	55,200	747,960
La-Z-Boy, Inc.	36,000	956,160
Libbey, Inc.	13,100	427,191
Lifetime Brands, Inc.	5,700	79,686
M.D.C. Holdings, Inc.	26,900	704,242
M/I Homes, Inc.*	17,100	403,218
Meritage Homes Corp.*	23,900	872,828
NACCO Industries, Inc., Class A	1,300	61,815
Ryland Group, Inc.	31,600	1,290,228
Standard Pacific Corp.*	107,100	856,800
Taylor Morrison Home Corp., Class A*	17,800	332,148
Tempur Sealy International, Inc.*	228,517	16,322,969
TRI Pointe Group, Inc.*	94,175	1,232,751
Universal Electronics, Inc.*	9,500	399,285

		28,155,486

Internet & Catalog Retail (0.8%)
Blue Nile, Inc.*	1,900	63,726
FTD Cos., Inc.*	11,260	335,548
HomeAway, Inc.*	321,001	8,519,367
HSN, Inc.	19,600	1,121,904
Liberty TripAdvisor Holdings, Inc., Class A*	41,000	908,970
Nutrisystem, Inc.	15,100	400,452
Shutterfly, Inc.*	20,600	736,450

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Travelport Worldwide Ltd.	57,900	$765,438
Wayfair, Inc., Class A*	11,000	385,660
zulily, Inc., Class A*	36,000	626,400

		13,863,915

Leisure Products (0.1%)
Callaway Golf Co.	47,000	392,450
Marine Products Corp.	27,200	188,768
Nautilus, Inc.*	17,900	268,500
Performance Sports Group Ltd.*	24,900	334,158
Smith & Wesson Holding Corp.*	43,300	730,471
Sturm Ruger & Co., Inc.	12,800	751,232

		2,665,579

Media (1.4%)
AMC Entertainment Holdings, Inc., Class A	13,127	330,669
AMC Networks, Inc., Class A*	153,847	11,256,985
Carmike Cinemas, Inc.*	16,500	331,485
Crown Media Holdings, Inc., Class A*	82,900	443,515
Cumulus Media, Inc., Class A*	55,200	38,850
DreamWorks Animation SKG, Inc., Class A*	41,600	725,920
Entercom Communications Corp., Class A*	11,500	116,840
Entravision Communications Corp., Class A	13,400	88,976
Eros International plc*	15,500	421,445
EW Scripps Co., Class A	40,165	709,716
Global Eagle Entertainment, Inc.*	19,400	222,712
Gray Television, Inc.*	29,100	371,316
Harte-Hanks, Inc.	5,200	18,356
IMAX Corp.*	33,100	1,118,449
Journal Media Group, Inc.	9,563	71,722
Loral Space & Communications, Inc.*	10,400	489,632
MDC Partners, Inc., Class A	30,150	555,664
Media General, Inc.*	46,600	651,934
Meredith Corp.	20,100	855,858
National CineMedia, Inc.	36,100	484,462
New Media Investment Group, Inc.	26,000	401,960
New York Times Co., Class A	75,400	890,474
Nexstar Broadcasting Group, Inc., Class A	17,900	847,565
Rentrak Corp.*	5,700	308,199
Scholastic Corp.	19,500	759,720
Sinclair Broadcast Group, Inc., Class A	36,300	919,116
Sizmek, Inc.*	1,400	8,386
Time, Inc.	70,100	1,335,405
World Wrestling Entertainment, Inc., Class A	16,500	278,850

		25,054,181

Multiline Retail (0.2%)
Big Lots, Inc.	29,600	1,418,432
Burlington Stores, Inc.*	41,300	2,107,952
Tuesday Morning Corp.*	26,500	143,365

		3,669,749

Specialty Retail (5.2%)
Abercrombie & Fitch Co., Class A	38,100	807,339
American Eagle Outfitters, Inc.	123,500	1,930,305
America’s Car-Mart, Inc.*	2,400	79,416
Asbury Automotive Group, Inc.*	16,100	1,306,515
Ascena Retail Group, Inc.*	97,264	1,352,942
Barnes & Noble Education, Inc.*	15,547	197,602
Barnes & Noble, Inc.	24,600	297,906
Buckle, Inc.	20,300	750,491
Caleres, Inc.	29,100	888,423
Cato Corp., Class A	17,800	605,734
Chico’s FAS, Inc.	78,600	1,236,378
Children’s Place, Inc.	13,045	752,305
Conn’s, Inc.*	15,400	370,216
Destination XL Group, Inc.*	38,400	223,104
Express, Inc.*	49,200	879,204
Finish Line, Inc., Class A	33,700	650,410
Five Below, Inc.*	372,740	12,516,609
Francesca’s Holdings Corp.*	25,600	313,088
Genesco, Inc.*	14,900	850,343
Group 1 Automotive, Inc.	12,800	1,089,920
Guess?, Inc.	39,000	833,040
Haverty Furniture Cos., Inc.	6,100	143,228
Hibbett Sports, Inc.*	19,248	673,872
Lithia Motors, Inc., Class A	136,050	14,708,366
MarineMax, Inc.*	14,500	204,885
Mattress Firm Holding Corp.*	11,200	467,712
Men’s Wearhouse, Inc.	28,000	1,190,560
Monro Muffler Brake, Inc.	18,650	1,259,808
Outerwall, Inc.	13,850	788,481
Pep Boys-Manny, Moe & Jack*	24,600	299,874
Pier 1 Imports, Inc.	69,800	481,620
Rent-A-Center, Inc.	32,800	795,400
Restoration Hardware Holdings, Inc.*	18,600	1,735,566
Select Comfort Corp.*	505,664	11,063,928
Shoe Carnival, Inc.	4,350	103,530
Sonic Automotive, Inc., Class A	27,100	553,382
Stage Stores, Inc.	21,300	209,592
Stein Mart, Inc.	2,900	28,072
Tilly’s, Inc., Class A*	3,900	28,704
Tractor Supply Co.	168,158	14,179,083
Ulta Salon Cosmetics & Fragrance, Inc.*	103,142	16,848,246
Vitamin Shoppe, Inc.*	22,900	747,456
West Marine, Inc.*	10,800	94,824
Zumiez, Inc.*	16,356	255,644

		94,793,123

Textiles, Apparel & Luxury Goods (1.0%)
Columbia Sportswear Co.	16,000	940,640
Crocs, Inc.*	44,800	579,040
Deckers Outdoor Corp.*	19,000	1,103,140
G-III Apparel Group Ltd.*	24,000	1,479,840
Iconix Brand Group, Inc.*	32,500	439,400
Oxford Industries, Inc.	10,900	805,292
Steven Madden Ltd.*	36,162	1,324,252
Tumi Holdings, Inc.*	34,600	609,652
Under Armour, Inc., Class A*	89,801	8,690,941
Wolverine World Wide, Inc.	63,300	1,369,812

		17,342,009

Total Consumer Discretionary		313,051,792

Consumer Staples (1.9%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,900	1,031,989
Coca-Cola Bottling Co. Consolidated	2,600	502,788

		1,534,777

Food & Staples Retailing (0.4%)
Andersons, Inc.	17,700	602,862
Casey’s General Stores, Inc.	21,150	2,176,758
Fresh Market, Inc.*	27,200	614,448
Ingles Markets, Inc., Class A	7,800	373,074
PriceSmart, Inc.	12,700	982,218
SpartanNash Co.	19,320	499,422
SUPERVALU, Inc.*	127,700	916,886
United Natural Foods, Inc.*	31,300	1,518,363
Village Super Market, Inc., Class A	3,100	73,191

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Weis Markets, Inc.	5,900	$246,325

		8,003,547

Food Products (1.1%)
Alico, Inc.	400	16,236
B&G Foods, Inc.	36,100	1,315,845
Blue Buffalo Pet Products, Inc.*	272,929	4,888,158
Boulder Brands, Inc.*	300	2,457
Calavo Growers, Inc.	8,400	374,976
Cal-Maine Foods, Inc.	18,200	993,902
Darling Ingredients, Inc.*	91,022	1,023,087
Dean Foods Co.	59,400	981,288
Diamond Foods, Inc.*	15,875	489,903
Farmer Bros Co.*	1,232	33,572
Fresh Del Monte Produce, Inc.	24,600	971,946
J&J Snack Foods Corp.	8,600	977,476
Lancaster Colony Corp.	10,100	984,548
Landec Corp.*	4,100	47,847
Limoneira Co.	900	15,057
Post Holdings, Inc.*	33,500	1,979,850
Sanderson Farms, Inc.	12,200	836,554
Seaboard Corp.*	200	615,800
Seneca Foods Corp., Class A*	1,600	42,160
Snyder’s-Lance, Inc.	33,900	1,143,447
Tootsie Roll Industries, Inc.	18,069	565,379
TreeHouse Foods, Inc.*	24,800	1,929,192

		20,228,680

Household Products (0.1%)
Central Garden & Pet Co., Class A*	23,000	370,530
HRG Group, Inc.*	52,800	619,344
WD-40 Co.	10,700	953,049

		1,942,923

Personal Products (0.1%)
Elizabeth Arden, Inc.*	7,300	85,337
Inter Parfums, Inc.	8,800	218,328
Nature’s Sunshine Products, Inc.	11,100	132,978
Nutraceutical International Corp.*	11,400	269,154
Synutra International, Inc.*	15,993	75,967
USANA Health Sciences, Inc.*	3,700	495,911

		1,277,675

Tobacco (0.1%)
Universal Corp.	17,400	862,518
Vector Group Ltd.	50,020	1,130,950

		1,993,468

Total Consumer Staples		34,981,070

Energy (2.3%)
Energy Equipment & Services (0.9%)
Atwood Oceanics, Inc.	35,400	524,274
Basic Energy Services, Inc.*	19,500	64,350
Bristow Group, Inc.	20,501	536,306
C&J Energy Services Ltd.*	34,700	122,144
CARBO Ceramics, Inc.	14,300	271,557
Era Group, Inc.*	12,300	184,131
Exterran Holdings, Inc.	38,400	691,200
Fairmount Santrol Holdings, Inc.*	12,800	34,560
Forum Energy Technologies, Inc.*	37,900	462,759
Geospace Technologies Corp.*	9,700	133,957
Gulfmark Offshore, Inc., Class A	20,900	127,699
Helix Energy Solutions Group, Inc.*	75,800	363,082
Hornbeck Offshore Services, Inc.*	27,500	372,075
ION Geophysical Corp.*	69,400	27,066
Key Energy Services, Inc.*	117,400	55,178
Matrix Service Co.*	13,300	298,851
McDermott International, Inc.*	150,900	648,870
Natural Gas Services Group, Inc.*	7,600	146,680
Newpark Resources, Inc.*	56,300	288,256
North Atlantic Drilling Ltd.*	48,981	37,716
Oceaneering International, Inc.	204,112	8,017,519
Oil States International, Inc.*	28,300	739,479
Parker Drilling Co.*	77,700	204,351
PHI, Inc. (Non-Voting)*	10,200	192,576
Pioneer Energy Services Corp.*	38,100	80,010
RigNet, Inc.*	8,200	209,100
SEACOR Holdings, Inc.*	10,000	598,100
Tesco Corp.	22,900	163,506
TETRA Technologies, Inc.#*	42,200	249,402
Tidewater, Inc.	25,800	339,012
U.S. Silica Holdings, Inc.	34,200	481,878
Unit Corp.*	27,600	310,776

		16,976,420

Oil, Gas & Consumable Fuels (1.4%)
Abraxas Petroleum Corp.*	45,200	57,856
Alon USA Energy, Inc.	17,100	308,997
Approach Resources, Inc.*	22,500	42,075
Bill Barrett Corp.*	33,000	108,900
Bonanza Creek Energy, Inc.*	20,400	83,028
Callon Petroleum Co.*	35,900	261,711
Carrizo Oil & Gas, Inc.*	30,800	940,632
Clayton Williams Energy, Inc.*	5,900	228,979
Clean Energy Fuels Corp.*	51,400	231,300
Cloud Peak Energy, Inc.*	43,706	114,947
Concho Resources, Inc.*	77,364	7,604,881
Contango Oil & Gas Co.*	10,279	78,120
Delek U.S. Holdings, Inc.	37,700	1,044,290
DHT Holdings, Inc.	55,300	410,326
Dorian LPG Ltd.*	4,000	41,240
Eclipse Resources Corp.*	48,298	94,181
Energy XXI Ltd.	70,151	73,659
Erin Energy Corp.*	9,900	38,808
EXCO Resources, Inc.*	98,100	73,575
Frontline Ltd.*	31,300	84,197
GasLog Ltd.	21,300	204,906
Green Plains, Inc.	23,700	461,202
Halcon Resources Corp.*	141,378	74,930
Hallador Energy Co.	15,000	104,250
Jones Energy, Inc., Class A*	2,500	11,975
Matador Resources Co.*	42,800	887,672
Navios Maritime Acquisition Corp.	5,600	19,712
Nordic American Tankers Ltd.	41,200	626,240
Northern Oil and Gas, Inc.*	22,500	99,450
Oasis Petroleum, Inc.*	76,300	662,284
Pacific Ethanol, Inc.*	8,200	53,218
Panhandle Oil and Gas, Inc., Class A	7,800	126,048
Par Petroleum Corp.*	2,000	41,660
Parsley Energy, Inc., Class A*	45,800	690,206
PDC Energy, Inc.*	23,300	1,235,133
Peabody Energy Corp.	152,300	210,174
Penn Virginia Corp.*	37,800	20,034
Renewable Energy Group, Inc.*	3,200	26,496
REX American Resources Corp.*	4,000	202,480
Rex Energy Corp.*	27,200	56,304
RSP Permian, Inc.*	29,961	606,710
Sanchez Energy Corp.*	27,100	166,665
Scorpio Tankers, Inc.	96,600	885,822
SemGroup Corp., Class A	25,800	1,115,592
Ship Finance International Ltd.	37,200	604,500
Solazyme, Inc.*	34,600	89,960
Stone Energy Corp.*	38,500	190,960
Synergy Resources Corp.*	52,500	514,500
Teekay Tankers Ltd., Class A	41,000	282,900
Triangle Petroleum Corp.*	38,500	54,670
Ultra Petroleum Corp.*	84,000	536,760
W&T Offshore, Inc.	22,700	68,100
Western Refining, Inc.	39,000	1,720,680

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Westmoreland Coal Co.*	9,000	$126,810

		24,700,705

Total Energy		41,677,125

Financials (17.4%)
Banks (7.2%)
1st Source Corp.	8,935	275,198
American National Bankshares, Inc.	7,400	173,530
Ameris Bancorp	19,400	557,750
Ames National Corp.	10,360	237,555
Arrow Financial Corp.	3,481	92,950
BancFirst Corp.	2,400	151,440
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	403,273
BancorpSouth, Inc.	57,100	1,357,267
Bank of Marin Bancorp/California	3,190	153,088
Bank of the Ozarks, Inc.	42,720	1,869,427
Banner Corp.	14,900	711,773
BBCN Bancorp, Inc.	60,610	910,362
Berkshire Hills Bancorp, Inc.	14,800	407,592
BNC Bancorp	15,500	344,565
Boston Private Financial Holdings, Inc.	54,810	641,277
Bridge Bancorp, Inc.	2,800	74,788
Bryn Mawr Bank Corp.	9,700	301,379
Camden National Corp.	2,250	90,900
Capital Bank Financial Corp., Class A*	17,900	541,117
Capital City Bank Group, Inc.	9,900	147,708
Cardinal Financial Corp.	19,550	449,846
Cathay General Bancorp	45,801	1,372,198
CenterState Banks, Inc.	24,900	366,030
Chemical Financial Corp.	19,500	630,825
Citizens & Northern Corp.	7,900	154,208
City Holding Co.	10,500	517,650
CNB Financial Corp./Pennsylvania	6,440	117,015
Columbia Banking System, Inc.	33,110	1,033,363
Community Bank System, Inc.	28,476	1,058,453
Community Trust Bancorp, Inc.	8,500	301,835
CommunityOne Bancorp*	8,514	92,547
ConnectOne Bancorp, Inc.	16,400	316,520
Customers Bancorp, Inc.*	14,900	382,930
CVB Financial Corp.	63,600	1,062,120
Eagle Bancorp, Inc.*	17,930	815,815
Enterprise Financial Services Corp.	6,190	155,802
F.N.B. Corp./Pennsylvania	95,800	1,240,610
FCB Financial Holdings, Inc., Class A*	15,300	499,086
First Bancorp, Inc./Maine	2,940	56,154
First Bancorp/North Carolina	9,400	159,800
First BanCorp/Puerto Rico*	66,200	235,672
First Busey Corp.	8,473	168,359
First Citizens BancShares, Inc./North Carolina, Class A	4,200	949,200
First Commonwealth Financial Corp.	59,700	542,673
First Community Bancshares, Inc./Virginia	12,900	230,910
First Connecticut Bancorp, Inc./Connecticut	12,100	195,052
First Financial Bancorp	41,460	791,057
First Financial Bankshares, Inc.	35,200	1,118,656
First Financial Corp./Indiana	3,600	116,460
First Interstate BancSystem, Inc., Class A	6,300	175,392
First Merchants Corp.	20,800	545,376
First Midwest Bancorp, Inc./Illinois	50,000	877,000
First NBC Bank Holding Co.*	6,200	217,248
First Republic Bank/California	197,900	12,422,183
FirstMerit Corp.	102,847	1,817,306
Flushing Financial Corp.	20,350	407,407
Fulton Financial Corp.	96,900	1,172,490
German American Bancorp, Inc.	5,400	158,058
Glacier Bancorp, Inc.	41,430	1,093,338
Great Southern Bancorp, Inc.	3,100	134,230
Great Western Bancorp, Inc.	22,700	575,899
Hancock Holding Co.	42,290	1,143,945
Hanmi Financial Corp.	21,138	532,678
Heartland Financial USA, Inc.	9,755	354,009
Heritage Financial Corp./Washington	17,866	336,238
Hilltop Holdings, Inc.*	45,799	907,278
Home BancShares, Inc./Arkansas	31,894	1,291,707
IBERIABANK Corp.	174,435	10,153,861
Independent Bank Corp./Massachusetts	13,600	626,960
International Bancshares Corp.	38,400	961,152
Investors Bancorp, Inc.	191,172	2,359,062
Lakeland Bancorp, Inc.	13,610	151,207
Lakeland Financial Corp.	10,570	477,236
LegacyTexas Financial Group, Inc.	22,130	674,522
MB Financial, Inc.	45,440	1,483,162
Merchants Bancshares, Inc./Vermont	3,200	94,080
MidWestOne Financial Group, Inc.	9,100	266,266
National Bank Holdings Corp., Class A	20,300	416,759
National Bankshares, Inc./Virginia	3,600	111,996
National Penn Bancshares, Inc.	94,900	1,115,075
NBT Bancorp, Inc.	24,195	651,813
Old National Bancorp/Indiana	78,880	1,098,798
Pacific Continental Corp.	9,900	131,769
Park National Corp.	8,850	798,447
Park Sterling Corp.	400	2,720
Penns Woods Bancorp, Inc.	340	13,913
Peoples Bancorp, Inc./Ohio	9,000	187,110
Pinnacle Financial Partners, Inc.	21,281	1,051,494
PrivateBancorp, Inc.	43,518	1,668,045
Prosperity Bancshares, Inc.	43,550	2,138,741
Renasant Corp.	21,900	719,415
Republic Bancorp, Inc./Kentucky, Class A	5,700	139,935
S&T Bancorp, Inc.	19,961	651,128
Sandy Spring Bancorp, Inc.	15,910	416,524
ServisFirst Bancshares, Inc.	12,200	506,666
Sierra Bancorp	3,300	52,668
Signature Bank/New York*	113,166	15,567,115
Simmons First National Corp., Class A	16,320	782,218
South State Corp.	13,240	1,017,759
Southside Bancshares, Inc.	11,925	328,534
State Bank Financial Corp.	22,700	469,436
Sterling Bancorp/Delaware	65,474	973,598
Stock Yards Bancorp, Inc.	8,100	294,435
SVB Financial Group*	116,814	13,496,690
Talmer Bancorp, Inc., Class A	30,000	499,500
Texas Capital Bancshares, Inc.*	29,650	1,554,253
Tompkins Financial Corp.	10,451	557,665
Towne Bank/Virginia	25,445	479,638
TriCo Bancshares	9,900	243,243
Trustmark Corp.	42,820	992,139
UMB Financial Corp.	25,060	1,273,299
Umpqua Holdings Corp.	113,173	1,844,720
Union Bankshares Corp.	31,197	748,728
United Bankshares, Inc./West Virginia	44,552	1,692,530

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
United Community Banks, Inc./Georgia	26,500	$541,660
Univest Corp. of Pennsylvania	4,847	93,159
Valley National Bancorp	129,447	1,273,758
Washington Trust Bancorp, Inc.	10,800	415,260
Webster Financial Corp.	55,000	1,959,650
WesBanco, Inc.	21,531	677,150
West Bancorp, Inc.	6,700	125,625
Westamerica Bancorp	19,500	866,580
Western Alliance Bancorp*	42,700	1,311,317
Wilshire Bancorp, Inc.	54,700	574,897
Wintrust Financial Corp.	28,270	1,510,466
Yadkin Financial Corp.	13,700	294,413

		130,315,526

Capital Markets (2.5%)
Actua Corp.*	22,750	267,540
Affiliated Managers Group, Inc.*	67,795	11,592,267
Arlington Asset Investment Corp., Class A	6,300	88,515
BGC Partners, Inc., Class A	110,740	910,283
Calamos Asset Management, Inc., Class A	1,000	9,480
CIFC Corp.	900	6,435
Cohen & Steers, Inc.	11,366	311,997
Cowen Group, Inc., Class A*	69,000	314,640
Diamond Hill Investment Group, Inc.	1,600	297,664
Evercore Partners, Inc., Class A	22,200	1,115,328
Financial Engines, Inc.	28,400	836,948
GAMCO Investors, Inc., Class A	3,830	210,267
Greenhill & Co., Inc.	22,600	643,422
HFF, Inc., Class A	21,500	725,840
INTL FCStone, Inc.*	7,300	180,237
Investment Technology Group, Inc.	20,000	266,800
Janus Capital Group, Inc.	88,300	1,200,880
KCG Holdings, Inc., Class A*	11,971	131,322
Lazard Ltd., Class A	298,264	12,914,831
Moelis & Co., Class A	1,300	34,138
OM Asset Management plc	2,100	32,382
Piper Jaffray Cos.*	14,100	509,997
Safeguard Scientifics, Inc.*	1,630	25,330
Stifel Financial Corp.*	237,238	9,987,720
Virtu Financial, Inc., Class A	3,000	68,760
Virtus Investment Partners, Inc.	4,795	481,897
Walter Investment Management Corp.*	27,340	444,275
WisdomTree Investments, Inc.	72,600	1,171,038

		44,780,233

Consumer Finance (0.2%)
Cash America International, Inc.	20,920	585,132
Encore Capital Group, Inc.*	17,050	630,850
Ezcorp, Inc., Class A*	18,300	112,911
First Cash Financial Services, Inc.*	15,500	620,930
Green Dot Corp., Class A*	25,200	443,520
Nelnet, Inc., Class A	16,850	583,179
PRA Group, Inc.*	26,460	1,400,263
World Acceptance Corp.*	3,120	83,741

		4,460,526

Diversified Financial Services (0.2%)
FNFV Group*	43,900	514,508
MarketAxess Holdings, Inc.	20,300	1,885,464
Marlin Business Services Corp.	11,500	176,985
NewStar Financial, Inc.*	9,900	81,180
PHH Corp.*	38,200	539,384
PICO Holdings, Inc.*	9,300	90,024

		3,287,545

Insurance (1.3%)
Ambac Financial Group, Inc.*	32,500	470,275
American Equity Investment Life Holding Co.	47,380	1,104,428
AMERISAFE, Inc.	11,990	596,263
Argo Group International Holdings Ltd.	17,369	982,912
Baldwin & Lyons, Inc., Class B	3,487	75,668
Citizens, Inc./Texas*	22,700	168,434
CNO Financial Group, Inc.	119,800	2,253,438
Donegal Group, Inc., Class A	7,100	99,826
Employers Holdings, Inc.	18,300	407,907
Enstar Group Ltd.*	6,550	982,500
FBL Financial Group, Inc., Class A	5,300	326,056
Fidelity & Guaranty Life	1,100	26,994
First American Financial Corp.	59,400	2,320,758
Global Indemnity plc*	7,350	192,349
Greenlight Capital Reinsurance Ltd., Class A*	20,316	452,640
Hallmark Financial Services, Inc.*	13,800	158,562
Heritage Insurance Holdings, Inc.*	13,500	266,355
Horace Mann Educators Corp.	24,910	827,510
Independence Holding Co.	7,984	103,473
Infinity Property & Casualty Corp.	9,300	749,022
Kansas City Life Insurance Co.	2,190	102,908
Kemper Corp.	29,500	1,043,415
Maiden Holdings Ltd.	34,930	484,828
MBIA, Inc.*	85,600	520,448
National General Holdings Corp.	22,600	435,954
National Interstate Corp.	3,500	93,380
National Western Life Insurance Co., Class A	1,030	229,381
Navigators Group, Inc.*	7,600	592,648
OneBeacon Insurance Group Ltd., Class A	7,300	102,492
Primerica, Inc.	27,900	1,257,453
RLI Corp.	26,200	1,402,486
Safety Insurance Group, Inc.	8,350	452,153
Selective Insurance Group, Inc.	39,140	1,215,688
State Auto Financial Corp.	7,600	173,356
Stewart Information Services Corp.	12,600	515,466
Symetra Financial Corp.	45,700	1,445,948
Third Point Reinsurance Ltd.*	36,100	485,545
United Fire Group, Inc.	15,100	529,255
Universal Insurance Holdings, Inc.	19,000	561,260

		24,209,434

Real Estate Investment Trusts (REITs) (4.8%)
Acadia Realty Trust (REIT)	38,586	1,160,281
AG Mortgage Investment Trust, Inc. (REIT)	14,400	219,168
Agree Realty Corp. (REIT)	9,600	286,560
Alexander’s, Inc. (REIT)	1,600	598,400
Altisource Residential Corp. (REIT)	38,700	538,704
American Assets Trust, Inc. (REIT)	23,296	951,875
American Capital Mortgage Investment Corp. (REIT)	45,045	663,963
American Residential Properties, Inc. (REIT)	20,400	352,308
Anworth Mortgage Asset Corp. (REIT)	60,600	299,364
Apollo Commercial Real Estate Finance, Inc. (REIT)	30,460	478,527
Apollo Residential Mortgage, Inc. (REIT)	10,300	130,398
ARMOUR Residential REIT, Inc. (REIT)	35,716	715,749

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ashford Hospitality Prime, Inc. (REIT)	1,455	$20,414
Ashford Hospitality Trust, Inc. (REIT)	35,550	216,855
Campus Crest Communities, Inc. (REIT)	18,764	99,824
Capstead Mortgage Corp. (REIT)	76,810	759,651
CareTrust REIT, Inc. (REIT)	26,200	297,370
Cedar Realty Trust, Inc. (REIT)	46,200	286,902
Chambers Street Properties (REIT)	141,700	919,633
Chatham Lodging Trust (REIT)	22,400	481,152
Chesapeake Lodging Trust (REIT)	30,620	797,957
Colony Capital, Inc. (REIT), Class A	62,734	1,227,077
CoreSite Realty Corp. (REIT)	17,800	915,632
Cousins Properties, Inc. (REIT)	137,392	1,266,754
CubeSmart (REIT)	99,850	2,716,918
CyrusOne, Inc. (REIT)	36,300	1,185,558
CYS Investments, Inc. (REIT)	93,937	681,983
DCT Industrial Trust, Inc. (REIT)	54,200	1,824,372
DiamondRock Hospitality Co. (REIT)	119,208	1,317,248
DuPont Fabros Technology, Inc. (REIT)	38,110	986,287
EastGroup Properties, Inc. (REIT)	22,180	1,201,712
Education Realty Trust, Inc. (REIT)	29,333	966,522
EPR Properties (REIT)	33,578	1,731,617
Equity One, Inc. (REIT)	38,700	941,958
FelCor Lodging Trust, Inc. (REIT)	88,640	626,685
First Industrial Realty Trust, Inc. (REIT)	60,700	1,271,665
First Potomac Realty Trust (REIT)	34,657	381,227
Franklin Street Properties Corp. (REIT)	65,080	699,610
Geo Group, Inc. (REIT)	43,381	1,290,151
Getty Realty Corp. (REIT)	9,420	148,836
Gladstone Commercial Corp. (REIT)	1,600	22,576
Government Properties Income Trust (REIT)	39,550	632,800
Gramercy Property Trust, Inc. (REIT)	27,575	572,733
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	17,800	306,516
Hatteras Financial Corp. (REIT)	61,300	928,695
Healthcare Realty Trust, Inc. (REIT)	54,500	1,354,325
Hersha Hospitality Trust (REIT)	33,432	757,569
Highwoods Properties, Inc. (REIT)	53,800	2,084,750
Hudson Pacific Properties, Inc. (REIT)	41,700	1,200,543
InfraREIT, Inc. (REIT)	13,577	321,503
Inland Real Estate Corp. (REIT)	47,500	384,750
Invesco Mortgage Capital, Inc. (REIT)	82,055	1,004,353
Investors Real Estate Trust (REIT)	55,920	432,821
iStar, Inc. (REIT)*	66,700	839,086
Kite Realty Group Trust (REIT)	45,782	1,090,069
Ladder Capital Corp. (REIT)	21,800	312,176
LaSalle Hotel Properties (REIT)	65,950	1,872,320
Lexington Realty Trust (REIT)	130,645	1,058,225
LTC Properties, Inc. (REIT)	21,800	930,206
Mack-Cali Realty Corp. (REIT)	56,300	1,062,944
Medical Properties Trust, Inc. (REIT)	124,032	1,371,794
Monmouth Real Estate Investment Corp. (REIT)	20,013	195,127
Monogram Residential Trust, Inc. (REIT)	91,300	850,003
National Health Investors, Inc. (REIT)	20,200	1,161,298
New Residential Investment Corp. (REIT)	126,292	1,654,425
New Senior Investment Group, Inc. (REIT)	36,400	380,744
New York Mortgage Trust, Inc. (REIT)	51,800	284,382
New York REIT, Inc. (REIT)	111,900	1,125,714
One Liberty Properties, Inc. (REIT)	5,900	125,847
Parkway Properties, Inc. (REIT)	50,158	780,458
Pebblebrook Hotel Trust (REIT)	45,428	1,610,423
Pennsylvania Real Estate Investment Trust (REIT)	49,160	974,843
PennyMac Mortgage Investment Trust (REIT)	46,763	723,424
Physicians Realty Trust (REIT)	41,000	618,690
Potlatch Corp. (REIT)	28,600	823,394
PS Business Parks, Inc. (REIT)	13,120	1,041,466
QTS Realty Trust, Inc. (REIT), Class A	13,200	576,708
RAIT Financial Trust (REIT)	43,400	215,264
Ramco-Gershenson Properties Trust (REIT)	48,260	724,383
Redwood Trust, Inc. (REIT)	61,900	856,696
Resource Capital Corp. (REIT)	16,987	189,745
Retail Opportunity Investments Corp. (REIT)	51,500	851,810
Rexford Industrial Realty, Inc. (REIT)	28,700	395,773
RLJ Lodging Trust (REIT)	79,700	2,014,019
Rouse Properties, Inc. (REIT)	23,600	367,688
Ryman Hospitality Properties, Inc. (REIT)	23,816	1,172,462
Sabra Health Care REIT, Inc. (REIT)	33,000	764,940
Saul Centers, Inc. (REIT)	5,300	274,275
Select Income REIT (REIT)	34,400	653,944
Silver Bay Realty Trust Corp. (REIT)	24,422	390,996
Sovran Self Storage, Inc. (REIT)	19,320	1,821,876
STAG Industrial, Inc. (REIT)	30,200	549,942
Starwood Waypoint Residential Trust (REIT)	20,900	498,047
STORE Capital Corp. (REIT)	19,031	393,180
Strategic Hotels & Resorts, Inc. (REIT)*	157,072	2,166,023
Summit Hotel Properties, Inc. (REIT)	47,700	556,659
Sun Communities, Inc. (REIT)	26,840	1,818,678
Sunstone Hotel Investors, Inc. (REIT)	123,381	1,632,331
Terreno Realty Corp. (REIT)	21,100	414,404
United Development Funding IV (REIT)	16,700	293,920
Universal Health Realty Income Trust (REIT)	7,650	359,091
Urban Edge Properties (REIT)	48,700	1,051,433
Urstadt Biddle Properties, Inc. (REIT), Class A	15,170	284,286
Washington Real Estate Investment Trust (REIT)	37,000	922,410
Western Asset Mortgage Capital Corp. (REIT)	26,500	334,165
Xenia Hotels & Resorts, Inc. (REIT)	61,200	1,068,552

		86,161,559

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	31,100	1,067,663
Altisource Asset Management Corp.*	600	14,370
AV Homes, Inc.*	6,200	83,824
FRP Holdings, Inc.*	2,300	69,322
Kennedy-Wilson Holdings, Inc.	50,900	1,128,453
Marcus & Millichap, Inc.*	7,400	340,326
St. Joe Co.*	40,200	769,026

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Tejon Ranch Co.*	3,100	$67,611

		3,540,595

Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	57,300	922,530
Bank Mutual Corp.	20,900	160,512
BankFinancial Corp.	13,800	171,534
Beneficial Bancorp, Inc.*	45,376	601,686
BofI Holding, Inc.*	8,700	1,120,821
Brookline Bancorp, Inc.	51,156	518,722
Capitol Federal Financial, Inc.	77,100	934,452
Charter Financial Corp./Maryland	18,876	239,348
Dime Community Bancshares, Inc.	9,700	163,930
Essent Group Ltd.*	26,500	658,525
EverBank Financial Corp.	58,200	1,123,260
Flagstar Bancorp, Inc.*	1,800	37,008
HomeStreet, Inc.*	12,000	277,200
Kearny Financial Corp.	51,279	588,170
LendingTree, Inc.*	3,200	297,696
Meridian Bancorp, Inc.	30,100	411,467
MGIC Investment Corp.*	202,451	1,874,696
Nationstar Mortgage Holdings, Inc.*	21,500	298,205
NMI Holdings, Inc., Class A*	23,300	177,080
Northfield Bancorp, Inc.	42,058	639,702
Northwest Bancshares, Inc.	51,790	673,270
Ocwen Financial Corp.*	58,900	395,219
Oritani Financial Corp.	39,194	612,210
Provident Financial Services, Inc.	43,000	838,500
Radian Group, Inc.	110,666	1,760,696
Territorial Bancorp, Inc.	4,700	122,388
TrustCo Bank Corp.	66,200	386,608
United Financial Bancorp, Inc.	26,345	343,802
Walker & Dunlop, Inc.*	14,500	378,160
Washington Federal, Inc.	51,500	1,171,625
WSFS Financial Corp.	11,100	319,791

		18,218,813

Total Financials		314,974,231

Health Care (17.5%)
Biotechnology (5.3%)
ACADIA Pharmaceuticals, Inc.*	157,940	5,223,076
Acceleron Pharma, Inc.*	10,500	261,450
Achillion Pharmaceuticals, Inc.*	57,900	400,089
Acorda Therapeutics, Inc.*	28,100	744,931
Adamas Pharmaceuticals, Inc.*	1,500	25,110
Aduro Biotech, Inc.*	4,600	89,102
Advaxis, Inc.*	16,600	169,818
Aegerion Pharmaceuticals, Inc.*	21,300	289,680
Affimed N.V.*	3,200	19,744
Agenus, Inc.*	41,900	192,740
Agios Pharmaceuticals, Inc.*	39,199	2,767,057
Alder Biopharmaceuticals, Inc.*	157,116	5,147,120
AMAG Pharmaceuticals, Inc.*	19,553	776,841
Amicus Therapeutics, Inc.*	63,500	888,365
Anacor Pharmaceuticals, Inc.*	83,520	9,831,139
Anthera Pharmaceuticals, Inc.*	15,300	93,177
Ardelyx, Inc.*	1,700	29,376
Arena Pharmaceuticals, Inc.*	168,800	322,408
ARIAD Pharmaceuticals, Inc.*	104,700	611,448
Array BioPharma, Inc.*	92,500	421,800
Arrowhead Research Corp.*	33,000	190,080
Atara Biotherapeutics, Inc.*	7,900	248,376
Bellicum Pharmaceuticals, Inc.*	6,200	90,086
BioCryst Pharmaceuticals, Inc.*	44,500	507,300
BioSpecifics Technologies Corp.*	900	39,186
BioTime, Inc.*	31,000	93,000
Blueprint Medicines Corp.*	4,000	85,360
Cara Therapeutics, Inc.*	7,000	100,030
Celldex Therapeutics, Inc.*	60,800	640,832
Cepheid, Inc.*	43,500	1,966,200
Chelsea Therapeutics International Ltd.*†	52,100	3,126
Chimerix, Inc.*	22,700	867,140
Clovis Oncology, Inc.*	15,700	1,443,772
Coherus Biosciences, Inc.*	12,900	258,516
CTI BioPharma Corp.*	58,000	84,680
DBV Technologies S.A. (ADR)*	126,866	4,515,161
Durata Therapeutics, Inc.*†	5,000	600
Dyax Corp.*	377,890	7,213,920
Dynavax Technologies Corp.*	21,060	516,812
Eagle Pharmaceuticals, Inc.*	4,700	347,941
Emergent BioSolutions, Inc.*	18,700	532,763
Enanta Pharmaceuticals, Inc.*	8,800	318,032
Epizyme, Inc.*	15,900	204,474
Esperion Therapeutics, Inc.*	7,200	169,848
Exact Sciences Corp.*	55,100	991,249
Exelixis, Inc.*	142,700	800,547
FibroGen, Inc.*	26,200	574,304
Five Prime Therapeutics, Inc.*	7,400	113,886
Flexion Therapeutics, Inc.*	2,000	29,720
Foundation Medicine, Inc.*	8,200	151,290
Galena Biopharma, Inc.*	32,400	51,192
Genomic Health, Inc.*	8,400	177,744
Geron Corp.*	95,100	262,476
Halozyme Therapeutics, Inc.*	59,200	795,056
Heron Therapeutics, Inc.*	13,500	329,400
ImmunoGen, Inc.*	47,200	453,120
Immunomedics, Inc.*	48,800	83,936
Infinity Pharmaceuticals, Inc.*	34,600	292,370
Inovio Pharmaceuticals, Inc.*	38,200	220,796
Insmed, Inc.*	35,400	657,378
Insys Therapeutics, Inc.*	14,400	409,824
Ironwood Pharmaceuticals, Inc.*	72,800	758,576
Isis Pharmaceuticals, Inc.*	114,307	4,620,289
Karyopharm Therapeutics, Inc.*	7,900	83,187
Keryx Biopharmaceuticals, Inc.*	61,400	216,128
Kite Pharma, Inc.*	15,800	879,744
KYTHERA Biopharmaceuticals, Inc.*	16,100	1,207,178
La Jolla Pharmaceutical Co.*	2,000	55,580
Lexicon Pharmaceuticals, Inc.*	32,042	344,131
Ligand Pharmaceuticals, Inc.*	12,050	1,032,082
MacroGenics, Inc.*	17,300	370,566
MannKind Corp.*	144,855	464,985
Merrimack Pharmaceuticals, Inc.*	65,700	559,107
MiMedx Group, Inc.*	60,900	587,685
Mirati Therapeutics, Inc.*	1,000	34,420
Momenta Pharmaceuticals, Inc.*	33,100	543,171
Myriad Genetics, Inc.*	38,100	1,427,988
Navidea Biopharmaceuticals, Inc.*	10,500	23,940
Neurocrine Biosciences, Inc.*	49,300	1,961,647
NewLink Genetics Corp.*	14,000	501,760
Northwest Biotherapeutics, Inc.*	17,300	108,125
Novavax, Inc.*	154,100	1,089,487
OncoMed Pharmaceuticals, Inc.*	2,600	43,134
Ophthotech Corp.*	13,000	526,760
Orexigen Therapeutics, Inc.*	75,800	159,938
Osiris Therapeutics, Inc.*	27,300	504,231
Otonomy, Inc.*	1,500	26,715
OvaScience, Inc.*	12,900	109,521
PDL BioPharma, Inc.	101,200	509,036
Pfenex, Inc.*	1,600	24,016
Portola Pharmaceuticals, Inc.*	23,400	997,308
Progenics Pharmaceuticals, Inc.*	35,400	202,488
Prothena Corp. plc*	16,600	752,644

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
PTC Therapeutics, Inc.*	116,770	$3,117,759
Radius Health, Inc.*	16,000	1,108,960
Raptor Pharmaceutical Corp.*	49,500	299,475
Repligen Corp.*	20,900	582,065
Retrophin, Inc.*	16,000	324,160
Rigel Pharmaceuticals, Inc.*	58,400	144,248
Sage Therapeutics, Inc.*	104,858	4,437,591
Sangamo BioSciences, Inc.*	42,200	238,008
Sarepta Therapeutics, Inc.*	23,100	741,741
Sorrento Therapeutics, Inc.*	15,500	130,045
Spark Therapeutics, Inc.*	4,752	198,301
Spectrum Pharmaceuticals, Inc.*	32,000	191,360
Synergy Pharmaceuticals, Inc.*	54,900	290,970
TESARO, Inc.*	115,030	4,612,703
TG Therapeutics, Inc.*	19,400	195,552
Threshold Pharmaceuticals, Inc.*	29,400	119,658
Ultragenyx Pharmaceutical, Inc.*	21,100	2,032,141
Vanda Pharmaceuticals, Inc.*	26,703	301,210
Verastem, Inc.*	16,290	29,159
Versartis, Inc.*	2,500	28,825
XBiotech, Inc.*	3,200	47,808
Xencor, Inc.*	15,600	190,788
XOMA Corp.*	35,000	26,310
Zafgen, Inc.*	9,000	287,550
ZIOPHARM Oncology, Inc.*	56,765	511,453

		96,049,401

Health Care Equipment & Supplies (5.3%)
Abaxis, Inc.	14,700	646,653
ABIOMED, Inc.*	22,900	2,124,204
Accuray, Inc.*	28,267	141,194
Align Technology, Inc.*	252,501	14,331,957
Analogic Corp.	8,700	713,748
AngioDynamics, Inc.*	11,800	155,642
Anika Therapeutics, Inc.*	8,000	254,640
Antares Pharma, Inc.*	74,900	127,330
AtriCure, Inc.*	16,400	359,324
Atrion Corp.	1,300	487,448
Cantel Medical Corp.	23,175	1,314,022
Cardiovascular Systems, Inc.*	15,100	239,184
Cerus Corp.*	28,600	129,844
CONMED Corp.	18,600	887,964
CryoLife, Inc.	16,300	158,599
Cyberonics, Inc.*	16,000	972,480
Cynosure, Inc., Class A*	18,231	547,659
DexCom, Inc.*	210,705	18,091,131
Endologix, Inc.*	46,600	571,316
Exactech, Inc.*	18,800	327,684
GenMark Diagnostics, Inc.*	26,400	207,768
Globus Medical, Inc., Class A*	39,500	816,070
Greatbatch, Inc.*	15,100	851,942
Haemonetics Corp.*	28,300	914,656
Halyard Health, Inc.*	25,500	725,220
HeartWare International, Inc.*	105,315	5,509,028
ICU Medical, Inc.*	7,600	832,200
Inogen, Inc.*	8,600	417,530
Insulet Corp.*	39,400	1,020,854
Integra LifeSciences Holdings Corp.*	14,300	851,565
Invacare Corp.	20,100	290,847
K2M Group Holdings, Inc.*	5,500	102,300
LDR Holding Corp.*	10,300	355,659
Masimo Corp.*	23,950	923,512
Meridian Bioscience, Inc.	26,900	459,990
Merit Medical Systems, Inc.*	32,675	781,259
Natus Medical, Inc.*	16,700	658,815
Neogen Corp.*	20,350	915,547
Nevro Corp.*	254,308	11,797,348
NuVasive, Inc.*	26,800	1,292,296
NxStage Medical, Inc.*	43,200	681,264
OraSure Technologies, Inc.*	39,600	175,824
Orthofix International N.V.*	12,500	421,875
Penumbra, Inc.*	18,755	752,075
Quidel Corp.*	17,900	337,952
Rockwell Medical, Inc.*	22,500	173,475
RTI Surgical, Inc.*	26,600	151,088
SeaSpine Holdings Corp.*	4,766	77,209
Second Sight Medical Products, Inc.*	4,500	26,685
Sirona Dental Systems, Inc.*	129,062	12,046,647
Spectranetics Corp.*	25,300	298,287
STAAR Surgical Co.*	30,600	237,456
STERIS Corp.	32,400	2,105,028
SurModics, Inc.*	19,200	419,328
Thoratec Corp.*	31,400	1,986,364
Tornier N.V.*	18,800	383,332
Unilife Corp.*	34,300	33,611
Vascular Solutions, Inc.*	15,700	508,837
West Pharmaceutical Services, Inc.	43,000	2,327,160
Wright Medical Group, Inc.*	30,600	643,212
Zeltiq Aesthetics, Inc.*	21,800	698,254

		96,791,392

Health Care Providers & Services (4.1%)
AAC Holdings, Inc.*	5,200	115,700
Acadia Healthcare Co., Inc.*	234,451	15,537,068
Aceto Corp.	17,900	491,355
Adeptus Health, Inc., Class A*	2,200	177,672
Air Methods Corp.*	25,900	882,931
Almost Family, Inc.*	5,700	228,285
Amedisys, Inc.*	20,300	770,791
AMN Healthcare Services, Inc.*	32,800	984,328
Amsurg Corp.*	26,416	2,052,787
BioScrip, Inc.*	42,100	78,727
Capital Senior Living Corp.*	17,600	352,880
Chemed Corp.	11,000	1,468,170
Civitas Solutions, Inc.*	1,100	25,212
CorVel Corp.*	9,900	319,770
Cross Country Healthcare, Inc.*	1,700	23,137
Diplomat Pharmacy, Inc.*	344,282	9,891,222
Ensign Group, Inc.	11,700	498,771
Envision Healthcare Holdings, Inc.*	325,044	11,958,369
ExamWorks Group, Inc.*	20,300	593,572
Five Star Quality Care, Inc.*	38,800	119,892
Genesis Healthcare, Inc.*	24,790	151,963
Hanger, Inc.*	26,500	361,460
HealthEquity, Inc.*	19,900	588,045
HealthSouth Corp.	53,700	2,060,469
Healthways, Inc.*	25,900	288,008
IPC Healthcare, Inc.*	10,800	839,052
Kindred Healthcare, Inc.	45,681	719,476
Landauer, Inc.	5,833	215,763
LHC Group, Inc.*	9,300	416,361
Magellan Health, Inc.*	16,000	886,880
Molina Healthcare, Inc.*	20,050	1,380,442
National HealthCare Corp.	6,100	371,429
Owens & Minor, Inc.#	39,450	1,260,033
PharMerica Corp.*	20,800	592,176
Premier, Inc., Class A*	324,399	11,149,593
Providence Service Corp.*	6,700	291,986
RadNet, Inc.*	600	3,330
Select Medical Holdings Corp.	50,019	539,705
Surgical Care Affiliates, Inc.*	11,800	385,742
Team Health Holdings, Inc.*	43,900	2,371,917
Triple-S Management Corp., Class B*	11,900	211,939
U.S. Physical Therapy, Inc.	6,200	278,318
Universal American Corp.*	21,200	145,008

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
WellCare Health Plans, Inc.*	24,100	$2,076,938

		74,156,672

Health Care Technology (0.3%)
Castlight Health, Inc., Class B*	15,700	65,940
Computer Programs & Systems, Inc.	6,500	273,845
HealthStream, Inc.*	12,200	266,082
HMS Holdings Corp.*	52,400	459,548
MedAssets, Inc.*	45,400	910,724
Medidata Solutions, Inc.*	31,600	1,330,676
Merge Healthcare, Inc.*	69,400	492,740
Omnicell, Inc.*	23,800	740,180
Press Ganey Holdings, Inc.*	3,800	112,442
Quality Systems, Inc.	27,800	346,944

		4,999,121

Life Sciences Tools & Services (1.0%)
Accelerate Diagnostics, Inc.*	14,400	232,992
Affymetrix, Inc.*	58,100	496,174
Albany Molecular Research, Inc.*	14,600	254,332
Cambrex Corp.*	17,900	710,272
Fluidigm Corp.*	18,500	150,035
Furiex Pharmaceuticals, Inc.*†	4,400	32,241
ICON plc*	186,316	13,222,846
INC Research Holdings, Inc., Class A*	7,100	284,000
Luminex Corp.*	28,500	481,935
Pacific Biosciences of California, Inc.*	57,800	211,548
PAREXEL International Corp.*	30,277	1,874,752
PRA Health Sciences, Inc.*	11,400	442,662

		18,393,789

Pharmaceuticals (1.5%)
Aerie Pharmaceuticals, Inc.*	5,600	99,344
Akorn, Inc.*	138,957	3,960,969
Amphastar Pharmaceuticals, Inc.*	6,500	75,985
ANI Pharmaceuticals, Inc.*	3,000	118,530
Aratana Therapeutics, Inc.*	17,000	143,820
BioDelivery Sciences International, Inc.*	26,500	147,340
Catalent, Inc.*	45,845	1,114,033
Cempra, Inc.*	14,600	406,464
Corcept Therapeutics, Inc.*	31,400	118,064
Depomed, Inc.*	41,700	786,045
Dermira, Inc.*	1,100	25,674
Endocyte, Inc.*	7,400	33,892
GW Pharmaceuticals plc (ADR)*	38,075	3,478,913
IGI Laboratories, Inc.*	6,500	42,510
Impax Laboratories, Inc.*	39,100	1,376,711
Intersect ENT, Inc.*	8,400	196,560
Intra-Cellular Therapies, Inc.*	11,900	476,476
Jazz Pharmaceuticals plc*	35,400	4,701,474
Lannett Co., Inc.*	15,000	622,800
Medicines Co.*	36,100	1,370,356
Nektar Therapeutics*	79,800	874,608
Ocular Therapeutix, Inc.*	2,800	39,368
Omeros Corp.*	20,700	226,872
Omthera Pharmaceuticals, Inc.*†	5,500	2,475
Pacira Pharmaceuticals, Inc.*	21,300	875,430
Paratek Pharmaceuticals, Inc.	600	11,400
Pernix Therapeutics Holdings, Inc.*	19,068	60,255
Phibro Animal Health Corp., Class A	9,600	303,648
POZEN, Inc.*	42,700	249,155
Prestige Brands Holdings, Inc.*	28,700	1,296,092
Relypsa, Inc.*	17,900	331,329
Revance Therapeutics, Inc.*	4,300	127,968
Sagent Pharmaceuticals, Inc.*	13,900	213,087
SciClone Pharmaceuticals, Inc.*	46,200	320,628
Sucampo Pharmaceuticals, Inc., Class A*	22,100	439,127
Supernus Pharmaceuticals, Inc.*	17,600	246,928
Tetraphase Pharmaceuticals, Inc.*	19,800	147,708
TherapeuticsMD, Inc.*	59,700	349,842
Theravance Biopharma, Inc.*	14,900	163,751
Theravance, Inc.	52,300	375,514
VIVUS, Inc.*	77,500	127,100
XenoPort, Inc.*	30,000	104,100
ZS Pharma, Inc.*	10,000	656,600

		26,838,945

Total Health Care		317,229,320

Industrials (16.6%)
Aerospace & Defense (2.4%)
AAR Corp.	24,500	464,765
Aerojet Rocketdyne Holdings, Inc.*	35,500	574,390
Aerovironment, Inc.*	1,400	28,056
American Science & Engineering, Inc.	882	31,364
Astronics Corp.*	10,800	436,644
Cubic Corp.	12,600	528,444
Curtiss-Wright Corp.	28,700	1,791,454
DigitalGlobe, Inc.*	43,817	833,399
Engility Holdings, Inc.	4,700	121,166
Esterline Technologies Corp.*	16,800	1,207,752
HEICO Corp.	10,546	515,488
HEICO Corp., Class A	21,900	994,479
Hexcel Corp.	382,215	17,146,165
KLX, Inc.*	28,900	1,032,886
Moog, Inc., Class A*	24,100	1,303,087
TASER International, Inc.*	30,700	676,168
Teledyne Technologies, Inc.*	20,400	1,842,120
TransDigm Group, Inc.*	68,844	14,623,154

		44,150,981

Air Freight & Logistics (0.8%)
Atlas Air Worldwide Holdings, Inc.*	12,900	445,824
Echo Global Logistics, Inc.*	14,700	288,120
Expeditors International of Washington, Inc.	254,677	11,982,553
Forward Air Corp.	16,700	692,883
Hub Group, Inc., Class A*	20,800	757,328
Park-Ohio Holdings Corp.	1,100	31,746
UTi Worldwide, Inc.*	3,500	16,065
XPO Logistics, Inc.*	39,237	935,018

		15,149,537

Airlines (0.2%)
Allegiant Travel Co.	8,190	1,771,088
Hawaiian Holdings, Inc.*	35,900	886,012
SkyWest, Inc.	29,900	498,732
Virgin America, Inc.*	13,800	472,374

		3,628,206

Building Products (0.5%)
AAON, Inc.	30,262	586,478
Advanced Drainage Systems, Inc.	18,400	532,312
American Woodmark Corp.*	7,200	467,064
Apogee Enterprises, Inc.	15,900	709,935
Builders FirstSource, Inc.*	26,500	336,020
Continental Building Products, Inc.*	17,300	355,342
Gibraltar Industries, Inc.*	17,700	324,795
Griffon Corp.	21,700	342,209
Insteel Industries, Inc.	800	12,864
Masonite International Corp.*	18,700	1,132,846
NCI Building Systems, Inc.*	1,400	14,798
Nortek, Inc.*	6,000	379,860
Patrick Industries, Inc.*	6,900	272,481
PGT, Inc.*	27,200	334,016

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Quanex Building Products Corp.	25,200	$457,884
Simpson Manufacturing Co., Inc.	27,800	931,022
Trex Co., Inc.*	21,800	726,594
Universal Forest Products, Inc.	14,900	859,432

		8,775,952

Commercial Services & Supplies (1.1%)
ABM Industries, Inc.	36,000	983,160
ACCO Brands Corp.*	80,600	569,842
Brady Corp., Class A	26,400	519,024
Brink’s Co.	27,100	731,971
Deluxe Corp.	28,900	1,610,886
Essendant, Inc.	27,190	881,772
G&K Services, Inc., Class A	13,400	892,708
Healthcare Services Group, Inc.	41,900	1,412,030
Heritage-Crystal Clean, Inc.*	3,000	30,810
Herman Miller, Inc.	39,300	1,133,412
HNI Corp.	27,500	1,179,750
Interface, Inc.	37,800	848,232
Knoll, Inc.	29,700	652,806
Matthews International Corp., Class A	22,044	1,079,494
McGrath RentCorp	15,500	413,695
Mobile Mini, Inc.	24,600	757,434
MSA Safety, Inc.	18,800	751,436
Multi-Color Corp.	7,100	543,079
NL Industries, Inc.*	8,800	26,312
Steelcase, Inc., Class A	44,100	811,881
Team, Inc.*	10,300	330,836
Tetra Tech, Inc.	32,400	787,644
U.S. Ecology, Inc.	13,800	602,370
UniFirst Corp.	9,400	1,004,014
Viad Corp.	11,100	321,789
West Corp.	24,500	548,800

		19,425,187

Construction & Engineering (0.4%)
Aegion Corp.*	25,200	415,296
Comfort Systems USA, Inc.	20,900	569,734
Dycom Industries, Inc.*	18,600	1,345,896
EMCOR Group, Inc.	34,400	1,522,200
Furmanite Corp.*	4,000	24,320
Granite Construction, Inc.	27,700	821,859
MasTec, Inc.*	40,300	637,949
MYR Group, Inc.*	18,700	489,940
Primoris Services Corp.	22,900	410,139
Tutor Perini Corp.*	19,700	324,262

		6,561,595

Electrical Equipment (1.0%)
AMETEK, Inc.	223,655	11,701,629
AZZ, Inc.	13,300	647,577
Encore Wire Corp.	12,200	398,574
EnerSys, Inc.	25,200	1,350,216
Franklin Electric Co., Inc.	33,600	914,928
Generac Holdings, Inc.*	43,700	1,314,933
General Cable Corp.	36,000	428,400
Powell Industries, Inc.	1,500	45,150
Preformed Line Products Co.	1,298	48,221
Thermon Group Holdings, Inc.*	14,300	293,865
Vicor Corp.*	14,400	146,880

		17,290,373

Industrial Conglomerates (0.8%)
Carlisle Cos., Inc.	171,724	15,005,243
Raven Industries, Inc.	26,000	440,700

		15,445,943

Machinery (4.6%)
Actuant Corp., Class A	31,200	573,768
Albany International Corp., Class A	16,700	477,787
Altra Industrial Motion Corp.	16,800	388,416
Astec Industries, Inc.	11,400	382,014
Barnes Group, Inc.	31,210	1,125,121
Blount International, Inc.*	24,500	136,465
Briggs & Stratton Corp.	35,000	675,850
Chart Industries, Inc.*	21,700	416,857
CIRCOR International, Inc.	10,900	437,308
CLARCOR, Inc.	27,500	1,311,200
Columbus McKinnon Corp.	2,900	52,664
Douglas Dynamics, Inc.	5,900	117,174
EnPro Industries, Inc.	12,800	501,376
ESCO Technologies, Inc.	20,800	746,720
Federal Signal Corp.	45,300	621,063
Gorman-Rupp Co.	9,443	226,349
Graham Corp.	3,600	63,540
Greenbrier Cos., Inc.	17,400	558,714
Harsco Corp.	51,300	465,291
Hillenbrand, Inc.	35,200	915,552
Hyster-Yale Materials Handling, Inc.	7,600	439,508
IDEX Corp.	221,665	15,804,714
John Bean Technologies Corp.	18,400	703,800
Kadant, Inc.	4,600	179,446
L.B. Foster Co., Class A	2,800	34,384
Lincoln Electric Holdings, Inc.	212,265	11,129,054
Lindsay Corp.	8,200	555,878
Lydall, Inc.*	5,900	168,091
Meritor, Inc.*	65,800	699,454
Middleby Corp.*	145,270	15,280,951
Miller Industries, Inc.	7,500	146,550
Mueller Industries, Inc.	31,800	940,644
Mueller Water Products, Inc., Class A	97,400	746,084
Navistar International Corp.*	28,000	356,160
NN, Inc.	14,700	271,950
Proto Labs, Inc.*	12,300	824,100
RBC Bearings, Inc.*	13,000	776,490
Rexnord Corp.*	55,800	947,484
Standex International Corp.	9,600	723,360
Sun Hydraulics Corp.	12,000	329,640
Tennant Co.	13,800	775,284
TriMas Corp.*	32,000	523,200
Twin Disc, Inc.	1,500	18,615
Valmont Industries, Inc.	72,045	6,836,350
Wabash National Corp.*	37,700	399,243
Wabtec Corp.	127,330	11,211,407
Watts Water Technologies, Inc., Class A	17,792	939,773
Woodward, Inc.	39,900	1,623,930

		83,578,773

Marine (0.7%)
Kirby Corp.*	178,738	11,072,819
Matson, Inc.	23,300	896,817
Scorpio Bulkers, Inc.*	171,900	250,974

		12,220,610

Professional Services (1.6%)
Acacia Research Corp.	17,700	160,716
Advisory Board Co.*	26,700	1,215,918
CDI Corp.	1,900	16,245
CEB, Inc.	17,900	1,223,286
Exponent, Inc.	20,000	891,200
FTI Consulting, Inc.*	22,800	946,428
Huron Consulting Group, Inc.*	13,569	848,470
ICF International, Inc.*	11,700	355,563
Insperity, Inc.	14,100	619,413
Kforce, Inc.	13,100	344,268
Korn/Ferry International	30,100	995,407
Navigant Consulting, Inc.*	38,800	617,308
On Assignment, Inc.*	33,400	1,232,460

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Pendrell Corp.*	50,100	$36,072
Resources Connection, Inc.	25,200	379,764
Robert Half International, Inc.	308,885	15,802,557
RPX Corp.*	33,700	462,364
TriNet Group, Inc.*	22,600	379,680
TrueBlue, Inc.*	28,300	635,901
VSE Corp.	700	28,049
WageWorks, Inc.*	22,292	1,004,923

		28,195,992

Road & Rail (0.9%)
ArcBest Corp.	18,600	479,322
Celadon Group, Inc.	10,100	161,802
Con-way, Inc.	31,600	1,499,420
Genesee & Wyoming, Inc., Class A*	164,855	9,739,633
Heartland Express, Inc.	37,900	755,726
Knight Transportation, Inc.	36,200	868,800
Roadrunner Transportation Systems, Inc.*	17,700	325,680
Saia, Inc.*	14,700	454,965
Swift Transportation Co.*	56,900	854,638
Universal Truckload Services, Inc.	1,700	26,469
Werner Enterprises, Inc.	30,200	758,020
YRC Worldwide, Inc.*	18,000	238,680

		16,163,155

Trading Companies & Distributors (1.6%)
Aircastle Ltd.	41,700	859,437
Applied Industrial Technologies, Inc.	25,400	969,010
Beacon Roofing Supply, Inc.*	33,000	1,072,170
DXP Enterprises, Inc.*	4,600	125,488
H&E Equipment Services, Inc.	21,700	362,824
Kaman Corp.	20,700	742,095
MRC Global, Inc.*	56,500	629,975
Rush Enterprises, Inc., Class A*	22,000	532,400
Textainer Group Holdings Ltd.	12,600	207,774
United Rentals, Inc.*	153,881	9,240,554
Univar, Inc.*	22,079	400,734
Watsco, Inc.	120,680	14,298,166

		29,440,627

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	33,300	406,260

Total Industrials		300,433,191

Information Technology (20.4%)
Communications Equipment (1.7%)
ADTRAN, Inc.	42,500	620,500
Bel Fuse, Inc., Class B	850	16,524
Black Box Corp.	7,200	106,128
CalAmp Corp.*	32,600	524,534
Ciena Corp.*	410,300	8,501,416
Clearfield, Inc.*	150	2,014
Digi International, Inc.*	10,450	123,205
Finisar Corp.*	64,300	715,659
Harmonic, Inc.*	73,000	423,400
Infinera Corp.*	75,000	1,467,000
InterDigital, Inc.	19,800	1,001,880
Ixia*	32,750	474,548
KVH Industries, Inc.*	10,600	106,000
NETGEAR, Inc.*	26,300	767,171
NetScout Systems, Inc.*	50,400	1,782,648
Palo Alto Networks, Inc.*	52,539	9,036,708
Plantronics, Inc.	19,200	976,320
Polycom, Inc.*	87,800	920,144
Ruckus Wireless, Inc.*	30,500	362,340
ShoreTel, Inc.*	2,830	21,140
Sonus Networks, Inc.*	19,800	113,256
Ubiquiti Networks, Inc.	18,900	640,521
ViaSat, Inc.*	23,400	1,504,386

		30,207,442

Electronic Equipment, Instruments & Components (1.9%)
Agilysys, Inc.*	11,950	132,884
Anixter International, Inc.*	18,200	1,051,596
AVX Corp.	25,300	331,177
Badger Meter, Inc.	9,500	551,570
Belden, Inc.	26,600	1,241,954
Benchmark Electronics, Inc.*	34,300	746,368
Checkpoint Systems, Inc.	24,500	177,625
Coherent, Inc.*	17,800	973,660
CTS Corp.	21,400	396,114
Electro Rent Corp.	12,900	133,902
Fabrinet*	31,300	573,729
FARO Technologies, Inc.*	13,195	461,825
FEI Co.	25,700	1,877,128
GSI Group, Inc.*	7,500	95,475
II-VI, Inc.*	37,100	596,568
Insight Enterprises, Inc.*	21,300	550,605
InvenSense, Inc.*	41,000	380,890
Itron, Inc.*	28,600	912,626
Knowles Corp.*	46,700	860,681
Littelfuse, Inc.	13,200	1,203,180
Mercury Systems, Inc.*	18,600	295,926
Methode Electronics, Inc.	26,100	832,590
MTS Systems Corp.	11,300	679,243
Multi-Fineline Electronix, Inc.*	1,100	18,370
Newport Corp.*	29,600	407,000
OSI Systems, Inc.*	13,800	1,062,048
Park Electrochemical Corp.	11,900	209,321
Plexus Corp.*	18,395	709,679
RealD, Inc.*	17,000	163,370
Rofin-Sinar Technologies, Inc.*	19,200	497,856
Rogers Corp.*	11,300	600,934
Sanmina Corp.*	50,800	1,085,596
ScanSource, Inc.*	21,400	758,844
SYNNEX Corp.	18,000	1,531,080
Tech Data Corp.*	20,100	1,376,850
Universal Display Corp.*	23,700	803,430
Vishay Intertechnology, Inc.	74,300	719,967
Vishay Precision Group, Inc.*	10,000	115,900
Zebra Technologies Corp., Class A*	118,038	9,035,809

		34,153,370

Internet Software & Services (2.9%)
Amber Road, Inc.*	200	844
Bankrate, Inc.*	35,933	371,907
Blucora, Inc.*	28,400	391,068
Carbonite, Inc.*	6,250	69,562
Care.com, Inc.*	300	1,542
Cimpress N.V.*	18,000	1,369,980
comScore, Inc.*	22,900	1,056,835
Constant Contact, Inc.*	20,500	496,920
Cornerstone OnDemand, Inc.*	33,800	1,115,400
CoStar Group, Inc.*	100,881	17,458,466
Coupons.com, Inc.*	33,500	301,500
Cvent, Inc.*	12,800	430,848
Dealertrack Technologies, Inc.*	34,000	2,147,440
Demandware, Inc.*	19,100	987,088
EarthLink Holdings Corp.	58,850	457,853
Endurance International Group Holdings, Inc.*	32,100	428,856
Envestnet, Inc.*	21,600	647,352
Gogo, Inc.*	35,500	542,440
GrubHub, Inc.*	265,828	6,470,254
GTT Communications, Inc.*	13,400	311,684
Internap Corp.*	23,000	140,990

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Intralinks Holdings, Inc.*	11,800	$97,822
j2 Global, Inc.	27,800	1,969,630
Limelight Networks, Inc.*	43,900	83,849
LogMeIn, Inc.*	14,600	995,136
Marin Software, Inc.*	250	782
Marketo, Inc.*	16,300	463,246
Monster Worldwide, Inc.*	53,200	341,544
NIC, Inc.	45,895	812,800
Pandora Media, Inc.*	385,485	8,226,250
QuinStreet, Inc.*	600	3,330
RealNetworks, Inc.*	4,300	17,587
RetailMeNot, Inc.*	18,000	148,320
SciQuest, Inc.*	600	6,000
Shutterstock, Inc.*	9,700	293,328
SPS Commerce, Inc.*	12,300	835,047
Stamps.com, Inc.*	8,700	643,887
TechTarget, Inc.*	23,100	196,812
Textura Corp.*	10,800	279,072
TrueCar, Inc.*	26,800	139,628
Web.com Group, Inc.*	30,400	640,832
WebMD Health Corp.*	25,400	1,011,936
Xoom Corp.*	14,300	355,784

		52,761,451

IT Services (2.6%)
Acxiom Corp.*	42,600	841,776
Blackhawk Network Holdings, Inc.*	34,495	1,462,243
CACI International, Inc., Class A*	13,100	969,007
Cardtronics, Inc.*	30,900	1,010,430
Cass Information Systems, Inc.	5,101	250,612
Ciber, Inc.*	23,800	75,684
Convergys Corp.	58,800	1,358,868
CSG Systems International, Inc.	22,600	696,080
EPAM Systems, Inc.*	26,800	1,997,136
Euronet Worldwide, Inc.*	31,040	2,299,754
Everi Holdings, Inc.*	23,900	122,607
EVERTEC, Inc.	41,700	753,519
ExlService Holdings, Inc.*	23,600	871,548
Forrester Research, Inc.	6,500	204,360
Heartland Payment Systems, Inc.	20,600	1,298,006
Luxoft Holding, Inc.*	10,100	639,229
ManTech International Corp., Class A	14,700	377,790
MAXIMUS, Inc.	39,520	2,353,811
ModusLink Global Solutions, Inc.*	550	1,573
NeuStar, Inc., Class A*	38,300	1,042,143
Perficient, Inc.*	19,700	303,971
Science Applications International Corp.	26,700	1,073,607
Sykes Enterprises, Inc.*	24,228	617,814
Syntel, Inc.*	22,100	1,001,351
Unisys Corp.*	30,389	361,629
Vantiv, Inc., Class A*	371,825	16,702,379
VeriFone Systems, Inc.*	287,460	7,971,266
Virtusa Corp.*	15,800	810,698

		47,468,891

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Energy Industries, Inc.*	24,400	641,720
Advanced Micro Devices, Inc.*	348,700	599,764
Ambarella, Inc.*	17,500	1,011,325
Amkor Technology, Inc.*	35,800	160,742
Applied Micro Circuits Corp.*	24,400	129,564
Axcelis Technologies, Inc.*	43,900	117,213
Brooks Automation, Inc.	40,700	476,597
Cabot Microelectronics Corp.*	17,000	658,580
Cascade Microtech, Inc.*	400	5,656
Cavium, Inc.*	168,883	10,364,350
CEVA, Inc.*	1,600	29,712
Cirrus Logic, Inc.*	36,300	1,143,813
Cohu, Inc.	5,400	53,244
Diodes, Inc.*	21,300	455,181
DSP Group, Inc.*	25,000	227,750
Entegris, Inc.*	83,200	1,097,408
Exar Corp.*	9,450	56,227
Fairchild Semiconductor International, Inc.*	79,400	1,114,776
Inphi Corp.*	18,500	444,740
Integrated Device Technology, Inc.*	83,400	1,693,020
Integrated Silicon Solution, Inc.	18,250	392,193
Intersil Corp., Class A	76,100	890,370
IXYS Corp.	4,350	48,546
Kopin Corp.*	37,150	116,651
MA-COM Technology Solutions Holdings, Inc.*	12,900	373,971
MaxLinear, Inc., Class A*	22,856	284,329
Mellanox Technologies Ltd.*	151,703	5,732,856
Microsemi Corp.*	55,500	1,821,510
MKS Instruments, Inc.	30,800	1,032,724
Monolithic Power Systems, Inc.	22,700	1,162,240
Nanometrics, Inc.*	7,850	95,299
NVE Corp.	1,550	75,237
OmniVision Technologies, Inc.*	38,600	1,013,636
ON Semiconductor Corp.*	1,267,058	11,910,345
PDF Solutions, Inc.*	13,800	138,000
Pericom Semiconductor Corp.	2,600	47,450
Photronics, Inc.*	42,400	384,144
PMC-Sierra, Inc.*	107,700	729,129
Power Integrations, Inc.	20,000	843,400
Rambus, Inc.*	70,500	831,900
Rudolph Technologies, Inc.*	2,000	24,900
Semtech Corp.*	46,400	700,640
Silicon Laboratories, Inc.*	27,600	1,146,504
Synaptics, Inc.*	22,500	1,855,350
Tessera Technologies, Inc.	32,600	1,056,566
Ultra Clean Holdings, Inc.*	1,850	10,619
Ultratech, Inc.*	13,600	217,872
Veeco Instruments, Inc.*	31,188	639,666

		54,057,429

Software (8.0%)
ACI Worldwide, Inc.*	66,481	1,404,079
American Software, Inc., Class A	22,800	214,776
Aspen Technology, Inc.*	140,142	5,312,783
AVG Technologies N.V.*	22,500	489,375
Barracuda Networks, Inc.*	85,925	1,338,711
Blackbaud, Inc.	27,000	1,515,240
Bottomline Technologies de, Inc.*	23,900	597,739
BroadSoft, Inc.*	21,400	641,144
Cadence Design Systems, Inc.*	803,121	16,608,542
Callidus Software, Inc.*	28,000	475,720
CommVault Systems, Inc.*	28,200	957,672
Digimarc Corp.*	2,400	73,320
Ebix, Inc.	18,100	451,776
Ellie Mae, Inc.*	16,800	1,118,376
Epiq Systems, Inc.	13,900	179,588
Fair Isaac Corp.	17,000	1,436,500
Fleetmatics Group plc*	23,700	1,163,433
Gigamon, Inc.*	14,000	280,140
Glu Mobile, Inc.*	51,700	225,929
Guidance Software, Inc.*	26,300	158,326
Guidewire Software, Inc.*	267,302	14,054,739
HubSpot, Inc.*	10,300	477,611
Imperva, Inc.*	13,800	903,624
Infoblox, Inc.*	36,200	578,476
Interactive Intelligence Group, Inc.*	10,200	303,042
Manhattan Associates, Inc.*	40,500	2,523,150

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Mentor Graphics Corp.	64,800	$1,596,024
MicroStrategy, Inc., Class A*	5,900	1,159,173
Model N, Inc.*	250	2,503
Monotype Imaging Holdings, Inc.	25,800	562,956
NetSuite, Inc.*	145,004	12,165,836
Park City Group, Inc.*	200	2,114
Paycom Software, Inc.*	17,300	621,243
Pegasystems, Inc.	25,400	625,094
Progress Software Corp.*	31,250	807,188
Proofpoint, Inc.*	23,500	1,417,520
PROS Holdings, Inc.*	11,150	246,861
Qlik Technologies, Inc.*	174,190	6,349,226
Qualys, Inc.*	12,500	355,750
RealPage, Inc.*	27,800	462,036
RingCentral, Inc., Class A*	29,400	533,610
Rovi Corp.*	48,500	508,765
Sapiens International Corp. N.V.	400	4,608
ServiceNow, Inc.*	191,838	13,323,149
SolarWinds, Inc.*	171,856	6,743,629
Synchronoss Technologies, Inc.*	19,000	623,200
Tableau Software, Inc., Class A*	141,940	11,323,973
Take-Two Interactive Software, Inc.*	404,806	11,630,076
Tangoe, Inc.*	17,000	122,400
TeleCommunication Systems, Inc., Class A*	1,300	4,472
TiVo, Inc.*	53,200	460,712
Tyler Technologies, Inc.*	18,300	2,732,373
Ultimate Software Group, Inc.*	79,143	14,167,388
VASCO Data Security International, Inc.*	15,900	270,936
Verint Systems, Inc.*	37,321	1,610,401
Xura, Inc.*	12,300	275,274
Zendesk, Inc.*	29,500	581,445
Zix Corp.*	20,950	88,200

		144,861,946

Technology Hardware, Storage & Peripherals (0.3%)
Cray, Inc.*	24,700	489,307
Diebold, Inc.	35,600	1,059,812
Dot Hill Systems Corp.*	33,400	324,982
Electronics for Imaging, Inc.*	29,449	1,274,553
Immersion Corp.*	15,600	175,188
Nimble Storage, Inc.*	27,800	670,536
QLogic Corp.*	51,500	527,875
Stratasys Ltd.*	27,900	739,071
Super Micro Computer, Inc.*	22,600	616,076

		5,877,400

Total Information Technology		369,387,929

Materials (3.0%)
Chemicals (1.6%)
A. Schulman, Inc.	18,100	587,707
Axiall Corp.	37,800	593,082
Balchem Corp.	20,800	1,264,016
Calgon Carbon Corp.	36,300	565,554
Chemtura Corp.*	42,500	1,216,350
Ferro Corp.*	44,554	487,866
Flotek Industries, Inc.*	35,800	597,860
H.B. Fuller Co.	26,900	912,986
Hawkins, Inc.	400	15,400
Innophos Holdings, Inc.	11,900	471,716
Innospec, Inc.	17,000	790,670
Intrepid Potash, Inc.*	39,500	218,830
KMG Chemicals, Inc.	3,500	67,515
Koppers Holdings, Inc.	3,500	70,595
Kraton Performance Polymers, Inc.*	22,900	409,910
LSB Industries, Inc.*	11,500	176,180
Minerals Technologies, Inc.	19,600	943,936
Olin Corp.	44,200	743,002
OM Group, Inc.	15,400	506,506
PolyOne Corp.	510,781	14,986,315
Quaker Chemical Corp.	10,100	778,508
Rayonier Advanced Materials, Inc.	22,300	136,476
Rentech, Inc.*	6,030	33,768
Sensient Technologies Corp.	25,500	1,563,150
Stepan Co.	11,600	482,676
Tronox Ltd., Class A	39,000	170,430

		28,791,004

Construction Materials (0.6%)
Headwaters, Inc.*	46,200	868,560
Martin Marietta Materials, Inc.	63,877	9,706,110
Summit Materials, Inc., Class A*	14,000	262,780
U.S. Concrete, Inc.*	6,800	324,972

		11,162,422

Containers & Packaging (0.1%)
Berry Plastics Group, Inc.*	65,500	1,969,585
Greif, Inc., Class A	16,900	539,279

		2,508,864

Metals & Mining (0.4%)
Carpenter Technology Corp.	27,600	821,652
Cliffs Natural Resources, Inc.	84,000	204,960
Coeur Mining, Inc.*	78,270	220,721
Commercial Metals Co.	64,900	879,395
Globe Specialty Metals, Inc.	45,200	548,276
Hecla Mining Co.	222,100	437,537
Horsehead Holding Corp.*	30,500	92,720
Kaiser Aluminum Corp.	11,000	882,750
Materion Corp.	14,300	429,286
Schnitzer Steel Industries, Inc., Class A	800	10,832
Stillwater Mining Co.*	77,875	804,449
SunCoke Energy, Inc.	34,130	265,531
TimkenSteel Corp.	21,900	221,628
Worthington Industries, Inc.	33,799	894,998

		6,714,735

Paper & Forest Products (0.3%)
Boise Cascade Co.*	25,000	630,500
Clearwater Paper Corp.*	12,828	605,995
Deltic Timber Corp.	7,100	424,651
KapStone Paper and Packaging Corp.	52,100	860,171
Louisiana-Pacific Corp.*	84,400	1,201,856
Neenah Paper, Inc.	10,100	588,628
P.H. Glatfelter Co.	29,400	506,268
Schweitzer-Mauduit International, Inc.	22,800	783,864
Wausau Paper Corp.	5,900	37,760

		5,639,693

Total Materials		54,816,718

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	62,900	520,183
Atlantic Tele-Network, Inc.	8,300	613,619
Cincinnati Bell, Inc.*	152,000	474,240
Cogent Communications Holdings, Inc.	34,100	926,156
Consolidated Communications Holdings, Inc.	31,299	603,132
FairPoint Communications, Inc.*	26,500	408,365
General Communication, Inc., Class A*	27,600	476,376
Globalstar, Inc.*	261,000	409,770
inContact, Inc.*	39,000	292,890
Inteliquent, Inc.	19,800	442,134

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Iridium Communications, Inc.*	34,300	$210,945
Lumos Networks Corp.	1,200	14,592
Premiere Global Services, Inc.*	34,199	469,894
Vonage Holdings Corp.*	90,900	534,492
Windstream Holdings, Inc.	55,300	339,542

		6,736,330

Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc.*†	38,700	73,143
NTELOS Holdings Corp.*	13,200	119,196
Shenandoah Telecommunications Co.	13,664	584,956
Spok Holdings, Inc.	10,243	168,600

		945,895

Total Telecommunication Services		7,682,225

Utilities (1.8%)
Electric Utilities (0.7%)
ALLETE, Inc.	27,300	1,378,377
Cleco Corp.	34,600	1,842,104
El Paso Electric Co.	20,500	754,810
Empire District Electric Co.	27,825	612,985
IDACORP, Inc.	29,000	1,876,590
MGE Energy, Inc.	23,100	951,489
Otter Tail Corp.	25,300	659,318
PNM Resources, Inc.	40,300	1,130,415
Portland General Electric Co.	48,400	1,789,348
UIL Holdings Corp.	31,850	1,601,099
Unitil Corp.	7,600	280,288

		12,876,823

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	8,040	426,763
Laclede Group, Inc.	26,900	1,466,857
New Jersey Resources Corp.	47,800	1,435,434
Northwest Natural Gas Co.	13,500	618,840
ONE Gas, Inc.	33,000	1,495,890
Piedmont Natural Gas Co., Inc.#	41,800	1,674,926
South Jersey Industries, Inc.	45,200	1,141,300
Southwest Gas Corp.	26,600	1,551,312
WGL Holdings, Inc.	29,700	1,712,799

		11,524,121

Independent Power and Renewable Electricity Producers (0.2%)
Abengoa Yield plc	26,919	445,510
Dynegy, Inc.*	76,651	1,584,376
NRG Yield, Inc., Class C	34,592	401,613
Ormat Technologies, Inc.	19,200	653,376
Pattern Energy Group, Inc.	25,100	479,159
Talen Energy Corp.*	45,700	461,570

		4,025,604

Multi-Utilities (0.2%)
Avista Corp.	32,500	1,080,625
Black Hills Corp.	26,200	1,083,108
NorthWestern Corp.	27,691	1,490,607

		3,654,340

Water Utilities (0.1%)
American States Water Co.	24,000	993,600
California Water Service Group	23,000	508,760

		1,502,360

Total Utilities		33,583,248

Total Common Stocks (98.5%) (Cost $1,316,088,039)		1,787,816,849

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$14,400	14,384

Total Financials		14,384

Total Corporate Bonds		14,384

Total Long-Term Debt Securities (0.0%) (Cost $14,400)		14,384

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Furiex Pharmaceuticals, Inc. (Contingent Value Shares)*† (Cost $—)	11,400	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp.,expiring 4/15/16*† (Cost $—)	11,460	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	19,909,055	19,909,055

Total Short-Term Investment (1.1%) (Cost $19,909,055)		19,909,055

Total Investments (99.6%) (Cost $1,336,011,494)		1,807,740,288
Other Assets Less Liabilities (0.4%)		6,903,952

Net Assets (100%)		$1,814,644,240

*	Non-income producing.

†	Securities (totaling $111,585 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,544,066.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	85	December-15	$9,557,988	$9,315,150	$(242,838)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$313,051,792	$—	$—		$313,051,792
Consumer Staples	34,981,070	—	—		34,981,070
Energy	41,677,125	—	—		41,677,125
Financials	314,974,231	—	—		314,974,231
Health Care	317,190,878	—	38,442		317,229,320
Industrials	300,433,191	—	—		300,433,191
Information Technology	369,387,929	—	—		369,387,929
Materials	54,816,718	—	—		54,816,718
Telecommunication Services	7,609,082	—	73,143		7,682,225
Utilities	33,583,248	—	—		33,583,248
Corporate Bonds
Financials	—	14,384	—		14,384
Rights
Health Care	—	—	—	(b)	—
Short-Term Investments	19,909,055	—	—		19,909,055
Warrants
Energy	—	—	—	(b)	—

Total Assets	$1,807,614,319	$14,384	$111,585		$1,807,740,288

Liabilities:
Futures	$(242,838)	$—	$—		$(242,838)

Total Liabilities	$(242,838)	$—	$—		$(242,838)

Total	$1,807,371,481	$14,384	$111,585		$1,807,497,450

(a)	Securities with a market value of $73,743 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$591,828,394
Aggregate gross unrealized depreciation	(127,605,482)

Net unrealized appreciation	$464,222,912

Federal income tax cost of investments	$1,343,517,376

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (21.9%)
Asset-Backed Securities (4.1%)
Apidos CLO XXI,
Series 2015-21A C
3.827%, 7/18/27(l)§	$500,000	$463,783
Series 2015-21A D
5.827%, 7/18/27(l)§	250,000	221,506
Babson CLO Ltd.,
Series 2012-2A CR
3.921%, 5/15/23(l)§	250,000	248,518
BlueMountain CLO Ltd.,
Series 2012-2A C
3.083%, 11/20/24(l)§	250,000	246,487
Eaton Vance CDO VIII Ltd.,
Series 2006-8A B
0.970%, 8/15/22(l)§	250,000	238,014
LCM XII LP,
Series 12A DR
3.899%, 10/19/22(l)§	500,000	488,496
Madison Park Funding XV Ltd.,
Series 2014-15A C
3.995%, 1/27/26(l)§	250,000	238,932
Venture XVII CLO Ltd.,
Series 2014-17A C
3.139%, 7/15/26(l)§	250,000	244,826

		2,390,562

Non-Agency CMO (17.8%)
Banc of America Funding Corp.,
Series 2005-6 1A8
6.000%, 10/25/35	969,395	923,753
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW15 AM
5.363%, 2/11/44	150,000	154,125
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR2 1A2
2.632%, 3/25/36(l)	1,404,742	1,305,325
COMM Mortgage Trust,
0.010%, 10/10/48	100,000	103,090
Series 2013-CR10 XA
1.146%, 8/10/46 IO(l)	2,184,521	102,510
Series 2015-CR22 D
4.266%, 3/10/48(l)§	140,000	117,822
Series 2015-CR23 D
4.399%, 5/10/48(l)	140,000	118,566
Commercial Mortgage Trust,
Series 2007-GG11 AJ
6.252%, 12/10/49(l)	140,000	145,376
Series 2007-GG9 AMFX
5.475%, 3/10/39	140,000	145,858
Countrywide Alternative Loan Trust,
Series 2006-19CB A15
6.000%, 8/25/36	550,353	496,563
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2006-J4 A15
6.250%, 9/25/36	1,025,111	934,112
Series 2007-HY1 1A1
2.626%, 4/25/37(l)	830,205	768,059
Series 2007-HY1 2A1
4.448%, 3/25/37(l)	474,739	450,763
Credit Suisse Commercial Mortgage Trust,
Series 2007-C4 A1AM
6.147%, 9/15/39(l)	140,000	148,788
CSAIL Commercial Mortgage Trust,
Series 2015-C2 AS
3.849%, 6/15/57	140,000	143,713
First Horizon Mortgage Pass-Through Trust,
Series 2006-2 1A3
6.000%, 8/25/36	633,842	592,004
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA
1.855%, 2/10/46 IO(l)	1,479,994	131,810
Series 2014-GC20 XA
1.360%, 4/10/47 IO(l)	1,968,351	137,174
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9 AM
5.372%, 5/15/47	140,000	143,193
Series 2007-C1 AM
6.159%, 2/15/51(l)	140,000	148,458
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-2 AJ
6.069%, 6/12/46(l)	150,000	150,844
Series 2007-5 AM
5.419%, 8/12/48	140,000	145,139
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C
4.000%, 12/15/47	125,000	118,165
Series 2015-C20 C
4.611%, 2/15/48(l)	125,000	121,926
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	824,396	755,063
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	792,945	714,024
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	939,840	897,051
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28 C
4.276%, 5/15/48(l)	140,000	131,427
WF-RBS Commercial Mortgage Trust,
Series 2014-C21 XA
1.339%, 8/15/47 IO(l)	1,978,330	141,767

		10,386,468

Total Asset-Backed and Mortgage-Backed Securities		12,777,030

Corporate Bonds (31.1%)
Consumer Discretionary (2.9%)
Auto Components (0.4%)
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	60,000	60,150
Dana Holding Corp.
5.500%, 12/15/24	20,000	19,250
Delphi Corp.
4.150%, 3/15/24	60,000	60,137
Goodyear Tire & Rubber Co.
7.000%, 5/15/22	25,000	26,610
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.875%, 3/15/19	65,000	64,968

		231,115

Automobiles (0.1%)
Ford Motor Co.
7.450%, 7/16/31	40,000	49,717

Diversified Consumer Services (0.1%)
Service Corp. International
5.375%, 1/15/22	60,000	63,000

Hotels, Restaurants & Leisure (0.5%)
MGM Resorts International
6.625%, 12/15/21	25,000	25,562

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
NCL Corp. Ltd.
5.250%, 11/15/19§	$85,000	$86,488
Scientific Games International, Inc.
7.000%, 1/1/22§	40,000	39,500
Station Casinos LLC
7.500%, 3/1/21	40,000	41,700
Viking Cruises Ltd.
8.500%, 10/15/22§	85,000	93,075

		286,325

Household Durables (0.1%)
WCI Communities, Inc.
6.875%, 8/15/21	50,000	51,875

Internet & Catalog Retail (0.0%)
Amazon.com, Inc.
3.800%, 12/5/24	30,000	30,916

Media (1.4%)
21st Century Fox America, Inc.
4.750%, 9/15/44	30,000	29,315
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.375%, 9/15/20§	55,000	51,700
Cequel Communications LLC
6.375%, 9/15/20†	35,000	459
Comcast Corp.
4.200%, 8/15/34	10,000	9,875
4.400%, 8/15/35	50,000	50,277
Globo Comunicacao e Participacoes S.A.
5.307%, 5/11/22(e)(m)	200,000	198,000
Gray Television, Inc.
7.500%, 10/1/20	70,000	71,750
Regal Entertainment Group
5.750%, 3/15/22	40,000	39,100
TEGNA, Inc.
4.875%, 9/15/21§	100,000	98,000
Time Warner, Inc.
3.600%, 7/15/25	30,000	29,347
Tribune Media Co.
5.875%, 7/15/22§	50,000	48,375
VTR Finance B.V.
6.875%, 1/15/24(m)	200,000	183,000

		809,198

Multiline Retail (0.0%)
Dollar Tree, Inc.
5.750%, 3/1/23§	10,000	10,325

Specialty Retail (0.2%)
Asbury Automotive Group, Inc.
6.000%, 12/15/24	20,000	20,750
Home Depot, Inc.
3.350%, 9/15/25	30,000	30,389
Sally Holdings LLC/Sally Capital, Inc.
5.750%, 6/1/22	50,000	52,250

		103,389

Textiles, Apparel & Luxury Goods (0.1%)
Levi Strauss & Co.
5.000%, 5/1/25	40,000	39,200

Total Consumer Discretionary		1,675,060

Consumer Staples (3.2%)
Beverages (0.5%)
Central American Bottling Corp.
6.750%, 2/9/22(m)	200,000	209,000
Coca-Cola Co.
1.650%, 11/1/18	55,000	55,564
PepsiCo, Inc.
3.100%, 7/17/22	30,000	30,687

		295,251

Food & Staples Retailing (0.7%)
Cencosud S.A.
4.875%, 1/20/23(m)	200,000	191,487
Kroger Co.
3.400%, 4/15/22	80,000	81,703
Rite Aid Corp.
6.125%, 4/1/23§	20,000	19,850
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44	125,000	120,656

		413,696

Food Products (1.6%)
Grupo Bimbo S.A.B. de C.V.
4.500%, 1/25/22(m)	150,000	154,483
JBS Investments GmbH
7.250%, 4/3/24(m)	200,000	190,060
JBS USA LLC/JBS USA Finance, Inc.
5.750%, 6/15/25§	25,000	22,760
Kellogg Co.
7.450%, 4/1/31	20,000	25,938
Kraft Heinz Foods Co.
1.600%, 6/30/17§	50,000	50,024
Marfrig Holding Europe B.V.
6.875%, 6/24/19(m)	200,000	169,020
Minerva Luxembourg S.A.
8.750%, 12/31/49(l)(m)	200,000	176,000
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	20,000	19,750
Post Holdings, Inc.
7.375%, 2/15/22	35,000	35,438
Tyson Foods, Inc.
3.950%, 8/15/24	105,000	106,745

		950,218

Household Products (0.1%)
Spectrum Brands, Inc.
5.750%, 7/15/25§	80,000	81,400

Personal Products (0.2%)
Revlon Consumer Products Corp.
5.750%, 2/15/21	85,000	83,088

Tobacco (0.1%)
Reynolds American, Inc.
4.000%, 6/12/22	50,000	52,271

Total Consumer Staples		1,875,924

Energy (2.6%)
Oil, Gas & Consumable Fuels (2.6%)
Apache Corp.
4.750%, 4/15/43	20,000	18,049
BP Capital Markets plc
3.062%, 3/17/22	55,000	55,272
Chevron Corp.
1.365%, 3/2/18	55,000	54,957
CNOOC Finance Australia Pty Ltd.
2.625%, 5/5/20	200,000	197,298
ConocoPhillips Co.
6.500%, 2/1/39	25,000	30,073
Cosan Overseas Ltd.
8.250%, 12/31/49(m)	100,000	76,375
Devon Energy Corp.
6.300%, 1/15/19	50,000	55,989
Ecopetrol S.A.
5.875%, 5/28/45	200,000	151,620
Energy Transfer Partners LP
4.750%, 1/15/26	50,000	46,005

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Enterprise Products Operating LLC
3.700%, 2/15/26	$43,000	$40,739
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 5/1/20	20,000	17,050
Gibson Energy, Inc.
6.750%, 7/15/21§	60,000	57,300
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	50,000	49,339
Memorial Production Partners LP/Memorial Production Finance Corp.
6.875%, 8/1/22	80,000	50,800
Pacific Exploration and Production Corp
7.250%, 12/12/21(m)	100,000	36,000
Petroleos Mexicanos
5.625%, 1/23/46§	115,000	93,662
Phillips 66
5.875%, 5/1/42	15,000	16,250
4.875%, 11/15/44	10,000	9,517
Sanchez Energy Corp.
6.125%, 1/15/23	25,000	16,750
SandRidge Energy, Inc.
8.750%, 6/1/20§	15,000	9,150
Seven Generations Energy Ltd.
8.250%, 5/15/20§	45,000	42,300
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.250%, 10/15/22§	90,000	87,525
Transportadora de Gas Internacional S.A. ESP
5.700%, 3/20/22(m)	200,000	202,000
Triangle USA Petroleum Corp.
6.750%, 7/15/22§	55,000	22,825
Ultra Petroleum Corp.
5.750%, 12/15/18§	70,000	50,400
6.125%, 10/1/24§	80,000	46,400

Total Energy		1,533,645

Financials (10.2%)
Banks (6.6%)
Agromercantil Senior Trust
6.250%, 4/10/19(m)	200,000	198,750
Australia & New Zealand Banking Group Ltd./New York
4.875%, 1/12/21§	100,000	112,023
Banco Bilbao Vizcaya Argentaria Colombia S.A.
4.875%, 4/21/25§	200,000	189,560
Banco Continental SAECA
8.875%, 10/15/17(m)	150,000	153,000
Banco de Costa Rica
5.250%, 8/12/18(m)	200,000	200,250
Banco GNB Sudameris S.A.
7.500%, 7/30/22(m)	200,000	199,983
Banco Internacional del Peru SAA Interbank
6.625%, 3/19/29(l)(m)	250,000	246,000
Banco Latinoamericano de Comercio Exterior S.A.
3.250%, 5/7/20§	200,000	198,250
Banco Nacional de Costa Rica
4.875%, 11/1/18(m)	200,000	197,750
Bank of America Corp.
2.000%, 1/11/18	85,000	85,224
Bank of Montreal
2.375%, 1/25/19	60,000	60,677
BB&T Corp.
2.450%, 1/15/20	55,000	55,344
Citigroup, Inc.
1.750%, 5/1/18	90,000	89,487
CorpGroup Banking S.A.
6.750%, 3/15/23(m)	250,000	235,000
Global Bank Corp.
5.125%, 10/30/19(m)	200,000	202,250
Grupo Aval Ltd.
5.250%, 2/1/17(m)	200,000	203,441
Grupo Elektra S.A.B. de C.V.
7.250%, 8/6/18(m)	200,000	189,251
Industrial Senior Trust
5.500%, 11/1/22(m)	200,000	184,750
JPMorgan Chase & Co.
1.700%, 3/1/18	60,000	59,831
4.250%, 10/1/27	60,000	59,689
MUFG Americas Holdings Corp.
1.625%, 2/9/18	60,000	59,802
Oversea-Chinese Banking Corp., Ltd.
4.000%, 10/15/24(l)(m)	200,000	204,671
PNC Funding Corp.
3.300%, 3/8/22	55,000	56,120
Toronto-Dominion Bank
1.750%, 7/23/18	65,000	65,119
United Overseas Bank Ltd.
3.750%, 9/19/24(l)(m)	200,000	203,728
Wells Fargo & Co.
3.550%, 9/29/25	120,000	119,820

		3,829,770

Capital Markets (0.3%)
Goldman Sachs Group, Inc.
2.600%, 4/23/20	60,000	59,945
Morgan Stanley
2.650%, 1/27/20	60,000	60,362
3.750%, 2/25/23	60,000	61,282
State Street Corp.
3.550%, 8/18/25	30,000	30,578

		212,167

Consumer Finance (1.2%)
Ally Financial, Inc.
4.125%, 3/30/20	55,000	54,384
American Express Credit Corp.
2.250%, 8/15/19	110,000	110,482
Financiera Independencia S.A.B. de C.V. SOFOM ENR
7.500%, 6/3/19(m)	205,000	198,821
General Motors Financial Co., Inc.
2.400%, 4/10/18	20,000	19,788
3.200%, 7/13/20	60,000	59,100
Synchrony Financial
3.000%, 8/15/19	55,000	55,385
Unifin Financiera SAPI de C.V. SOFOM ENR
6.250%, 7/22/19(m)	200,000	188,500

		686,460

Diversified Financial Services (1.5%)
Argos Merger Sub, Inc.
7.125%, 3/15/23§	10,000	10,100
Corp. Financiera de Desarrollo S.A.
3.250%, 7/15/19§	200,000	199,250
General Electric Capital Corp.
2.900%, 1/9/17	115,000	117,783
Guanay Finance Ltd.
6.000%, 12/15/20(m)	250,000	250,000
McGraw Hill Financial, Inc.
4.400%, 2/15/26§	30,000	30,425
National Rural Utilities Cooperative Finance Corp.
2.000%, 1/27/20	95,000	93,943
Tanner Servicios Financieros S.A.
4.375%, 3/13/18(m)	200,000	198,000

		899,501

Insurance (0.4%)
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	70,000	82,714

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
MetLife, Inc.
4.125%, 8/13/42	$120,000	$113,428
TIAA Asset Management Finance Co. LLC
2.950%, 11/1/19§	50,000	50,656

		246,798

Real Estate Investment Trusts (REITs) (0.2%)
Boston Properties LP
4.125%, 5/15/21	55,000	58,420
Simon Property Group LP
5.650%, 2/1/20	25,000	28,510
4.125%, 12/1/21	25,000	26,972

		113,902

Total Financials		5,988,598

Health Care (1.9%)
Biotechnology (0.2%)
Amgen, Inc.
2.700%, 5/1/22	30,000	29,293
Baxalta, Inc.
5.250%, 6/23/45§	45,000	45,076
Celgene Corp.
3.875%, 8/15/25	30,000	29,794

		104,163

Health Care Equipment & Supplies (0.3%)
Alere, Inc.
6.500%, 6/15/20	75,000	76,313
Covidien International Finance S.A.
2.950%, 6/15/23	70,000	69,090
Zimmer Biomet Holdings, Inc.
1.450%, 4/1/17	55,000	54,888

		200,291

Health Care Providers & Services (0.8%)
Anthem, Inc.
2.300%, 7/15/18	55,000	55,432
Cardinal Health, Inc.
1.950%, 6/15/18	55,000	55,073
HCA, Inc.
5.375%, 2/1/25	40,000	39,600
Kindred Healthcare, Inc.
8.000%, 1/15/20§	30,000	31,650
Laboratory Corp. of America Holdings
2.500%, 11/1/18	50,000	50,454
4.700%, 2/1/45	60,000	54,920
LifePoint Health, Inc.
5.500%, 12/1/21	65,000	65,617
Select Medical Corp.
6.375%, 6/1/21	65,000	63,700
Tenet Healthcare Corp.
6.750%, 6/15/23	35,000	34,650

		451,096

Life Sciences Tools & Services (0.2%)
Quintiles Transnational Corp.
4.875%, 5/15/23§	45,000	44,888
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22	90,000	90,287

		135,175

Pharmaceuticals (0.4%)
AbbVie, Inc.
4.700%, 5/14/45	56,000	54,242
Actavis Funding SCS
2.350%, 3/12/18	100,000	100,441
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	55,000	52,287

		206,970

Total Health Care		1,097,695

Industrials (2.5%)
Aerospace & Defense (0.2%)
Boeing Co.
6.875%, 3/15/39	40,000	55,582
TransDigm, Inc.
6.000%, 7/15/22	85,000	79,475

		135,057

Air Freight & Logistics (0.2%)
Air Medical Merger Sub Corp.
6.375%, 5/15/23§	45,000	40,837
FedEx Corp.
4.100%, 2/1/45	60,000	54,235

		95,072

Airlines (0.3%)
Avianca Holdings S.A./Avianca Leasing LLC/Grupo Taca Holdings Ltd.
8.375%, 5/10/20(m)	200,000	171,000

Commercial Services & Supplies (0.2%)
Gates Global LLC/Gates Global Co.
6.000%, 7/15/22§	110,000	89,100
Waste Management, Inc.
4.100%, 3/1/45	50,000	46,818

		135,918

Construction & Engineering (0.1%)
Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc.
6.375%, 5/1/22§	90,000	84,600

Machinery (0.2%)
Milacron LLC/Mcron Finance Corp.
7.750%, 2/15/21§	50,000	51,125
Terex Corp.
6.000%, 5/15/21	60,000	58,500

		109,625

Road & Rail (0.2%)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.500%, 4/1/23	35,000	33,880
Burlington Northern Santa Fe LLC
4.550%, 9/1/44	55,000	53,980

		87,860

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.750%, 2/1/22	50,000	49,520
HD Supply, Inc.
7.500%, 7/15/20	35,000	36,575
United Rentals North America, Inc.
7.625%, 4/15/22	40,000	42,500

		128,595

Transportation Infrastructure (0.9%)
Aeropuertos Dominicanos Siglo XXI S.A.
9.750%, 11/13/19(m)	200,000	199,750
ENA Norte Trust
4.950%, 4/25/23(m)	299,373	307,369

		507,119

Total Industrials		1,454,846

Information Technology (1.7%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
1.650%, 6/15/18	55,000	55,320

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
CommScope, Inc.
5.000%, 6/15/21§	$40,000	$38,900

		94,220

Electronic Equipment, Instruments & Components (0.1%)
CDW LLC/CDW Finance Corp.
6.000%, 8/15/22	35,000	36,488

IT Services (0.9%)
Hewlett Packard Enterprise Co.
3.600%, 10/15/20§	50,000	50,067
International Business Machines Corp.
1.250%, 2/8/18	210,000	209,873
Sixsigma Networks Mexico S.A. de C.V.
8.250%, 11/7/21(m)	200,000	187,500
Xerox Corp.
2.950%, 3/15/17	55,000	55,899

		503,339

Software (0.5%)
Activision Blizzard, Inc.
5.625%, 9/15/21§	35,000	36,837
Audatex North America, Inc.
6.000%, 6/15/21§	35,000	34,737
Ensemble S Merger Sub, Inc.
9.000%, 9/30/23§	50,000	48,438
Infor U.S., Inc.
6.500%, 5/15/22§	75,000	68,813
Oracle Corp.
2.250%, 10/8/19	115,000	116,270

		305,095

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
0.900%, 5/12/17	37,000	37,088

Total Information Technology		976,230

Materials (2.8%)
Chemicals (0.6%)
Ashland, Inc.
4.750%, 8/15/22	40,000	37,500
Dow Chemical Co.
3.000%, 11/15/22	55,000	53,520
Grupo Idesa S.A. de C.V.
7.875%, 12/18/20(m)	200,000	204,000
Hexion, Inc.
6.625%, 4/15/20	40,000	34,200
Platform Specialty Products Corp.
6.500%, 2/1/22§	20,000	17,200

		346,420

Construction Materials (0.5%)
CIMPOR Financial Operations B.V.
5.750%, 7/17/24(m)	200,000	134,250
Union Andina de Cementos SAA
5.875%, 10/30/21(m)	200,000	190,991

		325,241

Containers & Packaging (0.2%)
Berry Plastics Corp.
5.500%, 5/15/22	50,000	48,500
Plastipak Holdings, Inc.
6.500%, 10/1/21§	85,000	81,175

		129,675

Metals & Mining (1.3%)
Cia Minera Ares S.A.C.
7.750%, 1/23/21(m)	200,000	187,500
Freeport-McMoRan, Inc.
3.875%, 3/15/23	200,000	148,850
Southern Copper Corp.
5.875%, 4/23/45	50,000	40,593
Steel Dynamics, Inc.
5.125%, 10/1/21	65,000	61,263
Vedanta Resources plc
7.125%, 5/31/23(m)	200,000	130,000
Volcan Cia Minera SAA
5.375%, 2/2/22(m)	200,000	166,800

		735,006

Paper & Forest Products (0.2%)
Georgia-Pacific LLC
3.600%, 3/1/25§	100,000	99,780

Total Materials		1,636,122

Telecommunication Services (2.0%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
3.400%, 5/15/25	65,000	61,946
British Telecommunications plc
5.950%, 1/15/18	100,000	109,477
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%, 9/30/22	70,000	64,794
5.125%, 5/1/23§	10,000	9,150
Frontier Communications Corp.
10.500%, 9/15/22§	10,000	9,750
Level 3 Communications, Inc.
5.750%, 12/1/22	50,000	49,065
Orange S.A.
2.750%, 9/14/16	55,000	55,883
Verizon Communications, Inc.
4.400%, 11/1/34	125,000	116,171

		476,236

Wireless Telecommunication Services (1.2%)
Digicel Group Ltd.
7.125%, 4/1/22(m)	250,000	218,750
Empresa Nacional de Telecomunicaciones S.A.
4.750%, 8/1/26(m)	200,000	191,441
SBA Communications Corp.
5.625%, 10/1/19	75,000	76,875
Telefonica Celular del Paraguay S.A.
6.750%, 12/13/22(m)	200,000	192,000

		679,066

Total Telecommunication Services		1,155,302

Utilities (1.3%)
Electric Utilities (0.8%)
Duke Energy Progress LLC
4.150%, 12/1/44	55,000	55,582
E.CL S.A.
5.625%, 1/15/21(m)	150,000	163,500
Empresa Electrica Guacolda S.A.
4.560%, 4/30/25§	200,000	189,250
Southern Co.
2.450%, 9/1/18	80,000	80,969

		489,301

Gas Utilities (0.4%)
Empresa de Energia de Bogota S.A. ESP
6.125%, 11/10/21(m)	200,000	204,970

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
6.500%, 9/15/37	46,000	58,270

Total Utilities		752,541

Total Corporate Bonds		18,145,963

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Government Securities (38.8%)
Agency CMO (18.5%)
Federal Home Loan Mortgage Corp.
3.000%, 2/15/44	$966,347	$996,917
3.000%, 6/15/44	624,475	641,774
3.000%, 2/15/45	508,816	452,336
3.000%, 4/1/45	2,946,533	2,979,796
3.000%, 7/1/45	993,661	1,004,879
3.000%, 8/1/45	1,496,386	1,513,279
Federal National Mortgage Association,
3.000%, 4/1/45	1,468,343	1,475,456
Series 2015-42 CA
3.000%, 3/25/44	1,687,553	1,736,810

		10,801,247

Foreign Governments (1.9%)
Aeropuerto Internacional de Tocumen S.A.
5.750%, 10/9/23	200,000	206,931
Republic of Colombia
4.375%, 7/12/21	350,000	356,475
Republic of Panama
5.200%, 1/30/20	300,000	325,125
Republic of Peru
4.125%, 8/25/27	100,000	98,250
United Mexican States
3.500%, 1/21/21	50,000	50,875
4.000%, 10/2/23	80,000	81,480

		1,119,136

Municipal Bonds (3.3%)
Arizona Transportation Board Highway, Revenue Bonds, Series 2015
5.000%, 7/1/32	150,000	175,291
Board of Regents of the University of Texas System, Revenue Financing System Refunding Bonds, Series 2014B
5.000%, 8/15/27	155,000	187,956
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2015S-2A
5.000%, 11/1/32	120,000	142,796
East Bay Municipal Utility District, Water System Revenue Refunding Bonds, Series 2015A
5.000%, 6/1/31	70,000	83,865
Gwinett County School District, Georgia General Obligation Refunding Bonds, Series 2015
5.000%, 2/1/31	160,000	193,864
New York State Dormitory Authority, Personal Income Tax Revenue Bonds, Series 2015A
5.000%, 3/15/33	140,000	161,756
State of California, Various Purpose, General Obligations Bonds
5.000%, 8/1/33	160,000	185,426
State of Louisiana, General Obligation Bonds, Series 2015-A
5.000%, 5/1/28	90,000	106,192
State of Minnesota, General Obligation Bonds, Series 2015A
5.000%, 8/1/33	180,000	214,646
State of Nevada General Obligation Limited Tax, Capital Improvement and Cultural Affairs Refunding Bonds, Series 2015B
5.000%, 11/1/26	120,000	146,196
State of Oregon Department of Transportation Highway User Tax Revenue Bonds, Senior Lien Refunding Bonds, Series 2015A
5.000%, 11/15/29	120,000	143,873
State of Washington Various Purpose General Obligation Refunding Bonds, Series R-2015E
5.000%, 7/1/33	130,000	150,838

		1,892,699

U.S. Treasuries (15.1%)
U.S. Treasury Bonds
2.750%, 11/15/42	620,000	603,818
3.625%, 2/15/44	270,000	310,393
U.S. Treasury Notes
0.250%, 11/30/15	310,000	310,097
0.250%, 12/31/15	140,000	140,066
0.375%, 3/31/16	480,000	480,527
0.125%, 4/15/19 TIPS	1,140,720	1,136,851
2.125%, 1/31/21	230,000	237,349
2.250%, 3/31/21	970,000	1,007,057
2.000%, 8/31/21	1,020,000	1,042,631
1.750%, 2/28/22	1,010,000	1,013,501
1.750%, 3/31/22	950,000	952,681
1.750%, 5/15/23	530,000	525,487
2.375%, 8/15/24	120,000	123,604
2.250%, 11/15/24	910,000	927,045

		8,811,107

Total Government Securities		22,624,189

Total Long-Term Debt Securities (91.8%) (Cost $54,673,396)		53,547,182

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
INVESTMENT COMPANY (2.9%)
DoubleLine Floating Rate Fund (Cost $1,700,000)	168,986	1,686,481

Total Investments (94.7%) (Cost $56,373,396)		55,233,663
Other Assets Less Liabilities (5.3%)		3,061,633

Net Assets (100%)		$58,295,296

†	Security (totaling $459 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $5,483,544 or 9.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2015. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2015.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2015, the market value of these securities amounted to $8,089,391 or 13.9% of net assets.

Glossary:

CMO — Collateralized Mortgage Obligation

IO — Interest Only

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	0.5%
Austria	0.3
Bermuda	0.7
Brazil	0.3
Canada	0.6
Cayman Islands	5.7
Chile	2.0
Colombia	2.2
Costa Rica	0.7
Dominican Republic	0.3
France	0.1
Israel	0.1
Luxembourg	0.6
Mexico	2.3
Netherlands	0.8
Panama	2.4
Paraguay	0.6
Peru	1.9
Singapore	0.7
United Kingdom	0.9
United States	71.0
Cash and Other	5.3

100.0%

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$2,390,562	$—	$2,390,562
Non-Agency CMO	—	10,386,468	—	10,386,468
Corporate Bonds
Consumer Discretionary	—	1,674,601	459	1,675,060
Consumer Staples	—	1,875,924	—	1,875,924
Energy	—	1,533,645	—	1,533,645
Financials	—	5,988,598	—	5,988,598
Health Care	—	1,097,695	—	1,097,695
Industrials	—	1,454,846	—	1,454,846
Information Technology	—	976,230	—	976,230
Materials	—	1,636,122	—	1,636,122
Telecommunication Services	—	1,155,302	—	1,155,302
Utilities	—	752,541	—	752,541
Government Securities
Agency CMO	—	10,801,247	—	10,801,247
Foreign Governments	—	1,119,136	—	1,119,136
Municipal Bonds	—	1,892,699	—	1,892,699
U.S. Treasuries	—	8,811,107	—	8,811,107
Investment Companies
Investment Companies	1,686,481	—	—	1,686,481

Total Assets	$1,686,481	$53,546,723	$459	$55,233,663

Total Liabilities	$—	$—	$—	$—

Total	$1,686,481	$53,546,723	$459	$55,233,663

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$222,547
Aggregate gross unrealized depreciation	(1,362,280)

Net unrealized depreciation	$(1,139,733)

Federal income tax cost of investments	$56,373,396

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (0.3%)
Consumer Discretionary (0.1%)
Automobiles (0.1%)
Fiat Chrysler Automobiles N.V.
7.875%, 12/15/16	$1,000,000	$1,186,200

Total Consumer Discretionary		1,186,200

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Cobalt International Energy, Inc.
3.125%, 5/15/24	4,000,000	2,520,000

Total Energy		2,520,000

Total Convertible Bonds		3,706,200

Corporate Bonds (24.5%)
Consumer Discretionary (3.8%)
Auto Components (0.0%)
Delphi Corp.
4.150%, 3/15/24	75,000	75,172
Johnson Controls, Inc.
1.400%, 11/2/17	250,000	248,009

		323,181

Automobiles (0.1%)
Navistar, Inc.
6.500%, 8/15/17	760,128	740,174

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.
3.950%, 10/15/20	150,000	157,226
International Game Technology plc
6.250%, 2/15/22§	4,300,000	3,966,750
6.500%, 2/15/25§	4,300,000	3,859,250
Marriott International, Inc.
3.125%, 10/15/21	250,000	253,304
McDonald’s Corp.
5.350%, 3/1/18	140,000	152,206
3.625%, 5/20/21	150,000	157,865
MGM Resorts International
6.750%, 10/1/20	400,000	409,000
Wyndham Worldwide Corp.
4.250%, 3/1/22	150,000	149,093
Yum! Brands, Inc.
3.875%, 11/1/20	150,000	157,113

		9,261,807

Household Durables (0.3%)
KB Home
7.500%, 9/15/22	4,000,000	4,070,000
Whirlpool Corp.
2.400%, 3/1/19	250,000	251,706

		4,321,706

Internet & Catalog Retail (0.0%)
Amazon.com, Inc.
2.600%, 12/5/19	250,000	256,555
3.300%, 12/5/21	150,000	155,080
QVC, Inc.
4.850%, 4/1/24	50,000	48,461

		460,096

Media (2.5%)
21st Century Fox America, Inc.
8.000%, 10/17/16	100,000	106,902
3.000%, 9/15/22	150,000	147,703
Altice Luxembourg S.A.
7.750%, 5/15/22§	800,000	728,000
7.625%, 2/15/25§	1,800,000	1,575,000
CBS Corp.
3.375%, 3/1/22	200,000	198,928
CCO Safari II LLC
3.579%, 7/23/20§	350,000	348,250
4.908%, 7/23/25§	100,000	99,460
Clear Channel Communications, Inc.
6.944%, 1/30/19	2,539,722	2,100,032
7.694%, 7/30/19	816,818	681,022
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	25,000	34,859
Comcast Corp.
6.500%, 1/15/17	94,000	100,468
5.150%, 3/1/20	150,000	168,558
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.800%, 3/15/22	100,000	100,184
4.450%, 4/1/24	150,000	153,639
3.950%, 1/15/25	100,000	98,090
Discovery Communications LLC
5.050%, 6/1/20	100,000	108,656
DISH DBS Corp.
5.000%, 3/15/23	3,600,000	3,015,000
iHeartCommunications, Inc.
9.000%, 12/15/19	1,019,000	876,340
9.000%, 3/1/21	4,000,000	3,366,000
9.000%, 9/15/22	7,300,000	6,004,250
Interpublic Group of Cos., Inc.
4.200%, 4/15/24	150,000	149,992
NBCUniversal Media LLC
4.375%, 4/1/21	300,000	327,227
Numericable-SFR
6.000%, 5/15/22§	900,000	867,420
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.625%, 2/15/24	100,000	101,500
Scripps Networks Interactive, Inc.
3.900%, 11/15/24	150,000	146,826
Sirius XM Radio, Inc.
6.000%, 7/15/24§	2,000,000	2,010,000
Time Warner Cable, Inc.
8.250%, 4/1/19	170,000	198,248
4.000%, 9/1/21	100,000	102,003
Time Warner, Inc.
4.700%, 1/15/21	250,000	272,608
3.550%, 6/1/24	200,000	197,861
Univision Communications, Inc.
5.125%, 5/15/23§	7,000,000	6,623,750
Viacom, Inc.
3.500%, 4/1/17	68,000	69,733
2.750%, 12/15/19	165,000	162,188
4.250%, 9/1/23	100,000	97,911
Walt Disney Co.
2.550%, 2/15/22	250,000	251,488
WPP Finance 2010
3.750%, 9/19/24	100,000	99,510

		31,689,606

Multiline Retail (0.1%)
Dollar General Corp.
1.875%, 4/15/18	150,000	149,960
3.250%, 4/15/23	1,000,000	948,979
Kohl’s Corp.
4.750%, 12/15/23	100,000	106,355
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	150,000	152,245
Target Corp.
6.000%, 1/15/18	200,000	220,631

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
2.300%, 6/26/19	$100,000	$102,117

		1,680,287

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	100,000	106,213
Gap, Inc.
5.950%, 4/12/21	50,000	54,573
Home Depot, Inc.
2.000%, 6/15/19	250,000	252,395
2.625%, 6/1/22	115,000	114,972
Lowe’s Cos., Inc.
5.400%, 10/15/16	100,000	104,720

		632,873

Total Consumer Discretionary		49,109,730

Consumer Staples (0.8%)
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc.
2.150%, 2/1/19	250,000	250,651
3.700%, 2/1/24	100,000	101,314
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 1/15/19	50,000	58,782
5.375%, 1/15/20	250,000	279,216
4.375%, 2/15/21	25,000	27,223
2.500%, 7/15/22	100,000	95,598
Coca-Cola Co.
3.150%, 11/15/20	100,000	104,769
3.200%, 11/1/23	200,000	205,131
Cott Beverages, Inc.
5.375%, 7/1/22	1,500,000	1,453,050
PepsiCo, Inc.
5.000%, 6/1/18	100,000	109,550
7.900%, 11/1/18	144,000	170,145
1.850%, 4/30/20	200,000	198,519
3.600%, 3/1/24	250,000	259,947

		3,313,895

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	98,120
2.250%, 2/15/22	85,000	83,961
CVS Health Corp.
5.750%, 6/1/17	75,000	80,454
2.250%, 8/12/19	350,000	353,899
3.500%, 7/20/22	500,000	516,507
Kroger Co.
6.150%, 1/15/20	150,000	171,458
2.950%, 11/1/21	150,000	150,228
Sysco Corp.
2.600%, 10/1/20	40,000	39,963
U.S. Foods, Inc.
8.500%, 6/30/19	1,000,000	1,034,700
Walgreens Boots Alliance, Inc.
1.750%, 11/17/17	250,000	250,968
3.300%, 11/18/21	150,000	152,389
3.100%, 9/15/22	150,000	147,708
Wal-Mart Stores, Inc.
5.375%, 4/5/17	200,000	213,715
1.125%, 4/11/18	200,000	199,639
3.625%, 7/8/20	100,000	107,648
3.250%, 10/25/20	100,000	105,771
3.300%, 4/22/24	100,000	103,151

		3,810,279

Food Products (0.1%)
ConAgra Foods, Inc.
3.250%, 9/15/22	100,000	96,741
General Mills, Inc.
5.650%, 2/15/19	100,000	111,437
2.200%, 10/21/19	250,000	250,464
J.M. Smucker Co.
3.000%, 3/15/22§	180,000	179,231
Kellogg Co.
3.250%, 5/21/18	200,000	207,379
Kraft Foods Group, Inc.
5.375%, 2/10/20	104,000	116,550
Kraft Heinz Foods Co.
2.800%, 7/2/20§	250,000	251,608
Tyson Foods, Inc.
2.650%, 8/15/19	250,000	251,021
4.500%, 6/15/22	100,000	106,409

		1,570,840

Household Products (0.1%)
Clorox Co.
3.050%, 9/15/22	150,000	148,345
3.500%, 12/15/24	100,000	100,300
Colgate-Palmolive Co.
1.500%, 11/1/18	150,000	150,887
Kimberly-Clark Corp.
6.125%, 8/1/17	50,000	54,420
3.625%, 8/1/20	50,000	53,525
Procter & Gamble Co.
4.700%, 2/15/19	350,000	386,595

		894,072

Tobacco (0.1%)
Altria Group, Inc.
9.250%, 8/6/19	45,000	56,091
2.625%, 1/14/20	200,000	202,118
2.850%, 8/9/22	200,000	194,978
4.000%, 1/31/24	100,000	103,641
Philip Morris International, Inc.
5.650%, 5/16/18	63,000	69,737
2.500%, 8/22/22	100,000	97,354
3.600%, 11/15/23	50,000	51,815
Reynolds American, Inc.
3.250%, 11/1/22	100,000	99,032

		874,766

Total Consumer Staples		10,463,852

Energy (2.9%)
Energy Equipment & Services (0.1%)
Cameron International Corp.
3.700%, 6/15/24	150,000	147,050
CHC Helicopter S.A.
9.250%, 10/15/20	1,350,000	756,000
Ensco plc
5.200%, 3/15/25	25,000	18,996
Halliburton Co.
2.000%, 8/1/18	100,000	100,013
3.250%, 11/15/21	100,000	102,105
Nabors Industries, Inc.
6.150%, 2/15/18	290,000	305,983
National Oilwell Varco, Inc.
2.600%, 12/1/22	150,000	139,382
Rowan Cos., Inc.
4.875%, 6/1/22	75,000	55,749
Weatherford International Ltd.
9.625%, 3/1/19	100,000	107,141

		1,732,419

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Oil, Gas & Consumable Fuels (2.8%)
Anadarko Petroleum Corp.
3.450%, 7/15/24	$150,000	$145,700
Antero Resources Corp.
5.375%, 11/1/21	2,100,000	1,858,500
Bill Barrett Corp.
7.000%, 10/15/22	500,000	320,000
BP Capital Markets plc
1.375%, 5/10/18	250,000	247,913
2.315%, 2/13/20	200,000	200,674
4.500%, 10/1/20	100,000	110,017
3.814%, 2/10/24	250,000	255,185
California Resources Corp.
6.000%, 11/15/24	2,500,000	1,493,750
Canadian Natural Resources Ltd.
5.700%, 5/15/17	100,000	105,738
Cenovus Energy, Inc.
5.700%, 10/15/19	90,000	97,375
Chesapeake Energy Corp.
7.250%, 12/15/18	3,000,000	2,482,500
5.750%, 3/15/23	4,300,000	2,804,460
Chevron Corp.
1.345%, 11/15/17	250,000	250,072
2.193%, 11/15/19	35,000	35,295
2.355%, 12/5/22	150,000	144,491
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	200,000	187,590
ConocoPhillips Co.
2.875%, 11/15/21	120,000	119,499
2.400%, 12/15/22	150,000	140,789
Continental Resources, Inc.
4.500%, 4/15/23	100,000	85,519
Denbury Resources, Inc.
5.500%, 5/1/22	500,000	297,500
Devon Energy Corp.
4.000%, 7/15/21	100,000	102,187
Drillships Financing Holding, Inc.
6.000%, 3/31/21	2,954,774	1,718,694
Ecopetrol S.A.
7.625%, 7/23/19	50,000	54,860
Enable Midstream Partners LP
3.900%, 5/15/24§	150,000	131,234
Enbridge, Inc.
5.600%, 4/1/17	250,000	262,265
Energy Transfer Equity LP
5.500%, 6/1/27	1,500,000	1,248,750
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	150,114
3.600%, 2/1/23	100,000	90,578
4.050%, 3/15/25	100,000	87,933
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	1,000,000	217,500
11.000%, 3/15/20§	900,000	423,000
Enterprise Products Operating LLC
2.550%, 10/15/19	100,000	99,959
3.350%, 3/15/23	150,000	144,670
EOG Resources, Inc.
5.625%, 6/1/19	15,000	16,837
4.100%, 2/1/21	100,000	107,620
EQT Corp.
4.875%, 11/15/21	50,000	51,518
Exxon Mobil Corp.
1.305%, 3/6/18	250,000	250,358
2.397%, 3/6/22	150,000	148,518
3.176%, 3/15/24	150,000	153,833
Fieldwood Energy LLC, Term Loan
8.375%, 9/30/20	2,500,000	700,000
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.625%, 5/1/21	64,000	57,746
Halcon Resources Corp.
13.000%, 2/15/22§	1,560,000	992,550
Husky Energy, Inc.
4.000%, 4/15/24	50,000	47,064
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	325,000	361,938
4.300%, 5/1/24	150,000	137,650
Kinder Morgan, Inc.
2.000%, 12/1/17	350,000	345,080
5.625%, 11/15/23§	2,300,000	2,260,668
7.750%, 1/15/32	1,700,000	1,728,499
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20	1,700,000	459,000
Marathon Oil Corp.
2.800%, 11/1/22	100,000	88,439
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	54,754
3.625%, 9/15/24	150,000	144,443
Murphy Oil Corp.
3.700%, 12/1/22	100,000	84,709
NGL Energy Partners LP/NGL Energy Finance Corp.
6.875%, 10/15/21	2,000,000	1,890,000
NGPL PipeCo LLC
7.119%, 12/15/17§	925,000	870,656
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.500%, 4/1/19	500,000	430,000
Noble Energy, Inc.
4.150%, 12/15/21	150,000	150,674
Noble Holding International Ltd.
2.500%, 3/15/17	150,000	139,410
4.625%, 3/1/21	50,000	38,509
Occidental Petroleum Corp.
2.700%, 2/15/23	200,000	194,754
ONEOK Partners LP
8.625%, 3/1/19	100,000	117,163
Petroleos Mexicanos
5.750%, 3/1/18	300,000	316,830
3.500%, 7/18/18	200,000	202,200
4.875%, 1/24/22	250,000	247,500
4.250%, 1/15/25§	100,000	91,605
Phillips 66
2.950%, 5/1/17	250,000	255,696
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	40,000	43,789
3.850%, 10/15/23	100,000	96,682
Rice Energy, Inc.
6.250%, 5/1/22	800,000	715,520
Sanchez Energy Corp.
7.750%, 6/15/21	2,800,000	2,037,000
SandRidge Energy, Inc.
8.750%, 1/15/20	750,000	157,500
Southwestern Energy Co.
4.100%, 3/15/22	100,000	90,743
Statoil ASA
3.125%, 8/17/17	250,000	258,147
5.250%, 4/15/19	25,000	27,722
2.900%, 11/8/20	200,000	204,783
2.750%, 11/10/21	150,000	151,139
Suncor Energy, Inc.
6.100%, 6/1/18	165,000	181,476

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Sunoco Logistics Partners Operations LP
4.250%, 4/1/24	$150,000	$136,267
Total Capital International S.A.
2.700%, 1/25/23	200,000	193,766
Total Capital S.A.
4.125%, 1/28/21	250,000	271,020
TransCanada PipeLines Ltd.
7.125%, 1/15/19	118,000	136,132
3.800%, 10/1/20	100,000	105,355
Valero Energy Corp.
6.125%, 2/1/20	150,000	169,568
W&T Offshore, Inc.
8.500%, 6/15/19	1,600,000	712,000
Williams Cos., Inc.
7.875%, 9/1/21	93,000	93,000
Williams Partners LP
5.250%, 3/15/20	100,000	107,086
4.125%, 11/15/20	100,000	102,070
4.300%, 3/4/24	150,000	139,518

		35,380,815

Total Energy		37,113,234

Financials (5.8%)
Banks (3.7%)
Australia & New Zealand Banking Group Ltd./New York
2.250%, 6/13/19	250,000	251,297
Bank of America Corp.
5.625%, 10/14/16	75,000	78,301
6.400%, 8/28/17	150,000	162,730
5.650%, 5/1/18	550,000	600,295
2.600%, 1/15/19	250,000	252,015
7.625%, 6/1/19	250,000	294,251
2.250%, 4/21/20	300,000	295,558
5.700%, 1/24/22	100,000	114,071
3.300%, 1/11/23	150,000	148,962
4.125%, 1/22/24	100,000	103,890
4.000%, 4/1/24	350,000	360,201
4.000%, 1/22/25	250,000	245,037
6.100%, 3/17/25(l)	1,000,000	971,300
Bank of Montreal
2.500%, 1/11/17	150,000	152,694
2.375%, 1/25/19	50,000	50,564
Bank of Nova Scotia
1.300%, 7/21/17	250,000	249,682
2.050%, 6/5/19	250,000	250,961
Barclays Bank plc
2.500%, 2/20/19	200,000	203,356
5.140%, 10/14/20	100,000	109,934
Barclays plc
2.750%, 11/8/19	250,000	251,028
BB&T Corp.
2.050%, 6/19/18	200,000	201,579
2.450%, 1/15/20	300,000	301,878
BNP Paribas S.A.
2.700%, 8/20/18	100,000	102,211
3.250%, 3/3/23	100,000	100,372
4.250%, 10/15/24	200,000	197,737
Capital One Bank USA N.A.
1.300%, 6/5/17	250,000	248,064
Citigroup, Inc.
4.450%, 1/10/17	300,000	311,176
6.125%, 11/21/17	250,000	272,489
1.850%, 11/24/17	250,000	250,208
1.750%, 5/1/18	250,000	248,574
2.550%, 4/8/19	100,000	100,942
8.500%, 5/22/19	250,000	302,668
5.875%, 3/27/20(l)	4,000,000	3,940,000
3.875%, 10/25/23	150,000	154,308
6.300%, 5/15/24(l)	4,500,000	4,331,250
3.750%, 6/16/24	250,000	254,103
3.300%, 4/27/25	95,000	92,332
5.950%, 08/15/20(l)	3,000,000	2,962,500
Commonwealth Bank of Australia/New York
2.250%, 3/13/19	250,000	252,235
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	250,000	256,972
2.250%, 1/14/19	250,000	252,739
4.500%, 1/11/21	75,000	82,361
3.875%, 2/8/22	75,000	78,923
Discover Bank/Delaware
3.200%, 8/9/21	250,000	249,479
Fifth Third Bancorp
2.300%, 3/1/19	125,000	124,628
HSBC Holdings plc
5.100%, 4/5/21	100,000	110,938
4.000%, 3/30/22	100,000	104,654
4.250%, 3/14/24	200,000	198,699
Huntington National Bank
2.200%, 4/1/19	250,000	250,238
Industrial & Commercial Bank of China Ltd./New York
3.231%, 11/13/19	250,000	254,685
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18	200,000	206,056
JPMorgan Chase & Co.
1.350%, 2/15/17	200,000	200,256
6.000%, 1/15/18	250,000	273,498
7.900%, 4/30/18(l)	9,468,000	9,846,720
1.625%, 5/15/18	250,000	248,317
2.250%, 1/23/20	150,000	149,120
4.250%, 10/15/20	200,000	214,503
4.500%, 1/24/22	250,000	268,317
3.250%, 9/23/22	100,000	99,987
3.200%, 1/25/23	150,000	148,491
5.150%, 5/1/23(l)	2,000,000	1,880,000
3.625%, 5/13/24	250,000	252,860
3.875%, 9/10/24	200,000	197,793
3.125%, 1/23/25	150,000	144,780
KeyCorp
2.900%, 9/15/20	100,000	100,643
5.100%, 3/24/21	50,000	55,595
KfW
0.625%, 12/15/16	250,000	249,489
0.750%, 3/17/17	500,000	499,589
1.000%, 6/11/18	250,000	249,309
1.125%, 8/6/18	750,000	750,010
4.875%, 6/17/19	250,000	281,003
1.500%, 4/20/20	250,000	249,686
2.750%, 9/8/20	150,000	157,236
2.625%, 1/25/22	300,000	312,370
2.125%, 1/17/23	250,000	250,603
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	123,000	130,233
0.875%, 9/12/17	350,000	349,976
Lloyds Bank plc
2.350%, 9/5/19	200,000	200,665
2.400%, 3/17/20	200,000	200,570
6.375%, 1/21/21	100,000	119,212
Manufacturers & Traders Trust Co.
1.400%, 7/25/17	250,000	249,229

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
MUFG Americas Holdings Corp.
3.000%, 2/10/25	$50,000	$47,722
MUFG Union Bank N.A.
2.250%, 5/6/19	250,000	250,389
Oesterreichische Kontrollbank AG
0.750%, 5/19/17	250,000	249,812
PNC Bank N.A.
2.250%, 7/2/19	250,000	251,767
PNC Financial Services Group, Inc.
3.900%, 4/29/24	250,000	250,794
PNC Funding Corp.
5.125%, 2/8/20	100,000	112,095
Royal Bank of Canada
2.200%, 7/27/18	250,000	253,684
Royal Bank of Scotland Group plc
1.875%, 3/31/17	100,000	99,750
6.400%, 10/21/19	100,000	112,250
Royal Bank of Scotland plc
5.625%, 8/24/20	100,000	113,635
Santander Holdings USA, Inc./Pennsylvania
2.650%, 4/17/20	120,000	118,260
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19	250,000	252,895
2.650%, 7/23/20	250,000	251,933
SunTrust Banks, Inc./Georgia
3.500%, 1/20/17	50,000	51,208
2.350%, 11/1/18	150,000	151,321
Svenska Handelsbanken AB
2.250%, 6/17/19	250,000	251,884
Toronto-Dominion Bank
2.375%, 10/19/16	50,000	50,805
1.400%, 4/30/18	250,000	249,150
2.250%, 11/5/19	150,000	150,417
U.S. Bancorp
2.200%, 11/15/16	250,000	253,671
2.200%, 4/25/19	150,000	152,595
2.950%, 7/15/22	150,000	148,649
U.S. Bank N.A./Ohio
2.125%, 10/28/19	250,000	251,960
Wachovia Corp.
5.750%, 6/15/17	100,000	107,338
Wells Fargo & Co.
2.625%, 12/15/16	250,000	254,826
5.625%, 12/11/17	250,000	272,006
2.150%, 1/15/19	150,000	151,015
2.600%, 7/22/20	105,000	106,061
3.500%, 3/8/22	100,000	103,338
3.450%, 2/13/23	100,000	99,252
4.125%, 8/15/23	100,000	103,663
5.900%, 6/15/24(l)	1,200,000	1,200,000
3.300%, 9/9/24	250,000	248,565
Westpac Banking Corp.
2.000%, 8/14/17	200,000	201,976
1.500%, 12/1/17	150,000	149,845
2.250%, 7/30/18	250,000	253,622

		47,599,338

Capital Markets (0.6%)
Ameriprise Financial, Inc.
5.300%, 3/15/20	100,000	112,835
Bank of New York Mellon Corp.
2.600%, 8/17/20	200,000	202,909
4.150%, 2/1/21	100,000	108,691
3.550%, 9/23/21	100,000	104,589
Charles Schwab Corp.
3.225%, 9/1/22	100,000	101,878
Credit Suisse AG/New York
5.400%, 1/14/20	100,000	110,772
4.375%, 8/5/20	250,000	272,185
3.625%, 9/9/24	250,000	249,932
Deutsche Bank AG/London
1.400%, 2/13/17	150,000	149,705
6.000%, 9/1/17	150,000	161,623
2.500%, 2/13/19	150,000	150,265
4.500%, 4/1/25	200,000	193,120
Goldman Sachs Group, Inc.
5.750%, 10/1/16	130,000	135,971
5.625%, 1/15/17	215,000	225,860
6.150%, 4/1/18	600,000	660,714
2.900%, 7/19/18	150,000	153,697
2.550%, 10/23/19	250,000	251,397
5.750%, 1/24/22	250,000	286,076
3.625%, 1/22/23	150,000	152,162
4.000%, 3/3/24	250,000	256,821
Jefferies Group LLC
5.125%, 4/13/18	100,000	104,981
8.500%, 7/15/19	75,000	88,774
Morgan Stanley
5.450%, 1/9/17	251,000	263,720
1.875%, 1/5/18	100,000	100,198
6.625%, 4/1/18	250,000	279,094
7.300%, 5/13/19	200,000	233,585
2.375%, 7/23/19	150,000	149,871
2.800%, 6/16/20	140,000	140,469
5.550%, 7/15/20(l)	700,000	689,500
5.750%, 1/25/21	250,000	284,857
4.875%, 11/1/22	100,000	105,867
3.750%, 2/25/23	100,000	102,137
4.100%, 5/22/23	100,000	101,483
3.875%, 4/29/24	100,000	102,191
3.700%, 10/23/24	150,000	150,608
State Street Corp.
4.375%, 3/7/21	150,000	164,839
3.300%, 12/16/24	95,000	95,582
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	249,666
UBS AG/Connecticut
2.350%, 3/26/20	250,000	250,108
4.875%, 8/4/20	250,000	278,989

		7,977,721

Consumer Finance (0.6%)
American Express Co.
1.550%, 5/22/18	150,000	149,147
2.650%, 12/2/22	212,000	206,228
3.625%, 12/5/24	150,000	148,564
American Express Credit Corp.
1.125%, 6/5/17	250,000	248,606
American Honda Finance Corp.
1.125%, 10/7/16	250,000	250,840
Capital One Financial Corp.
4.750%, 7/15/21	100,000	109,077
3.500%, 6/15/23	200,000	198,863
Caterpillar Financial Services Corp.
7.150%, 2/15/19	135,000	158,571
2.100%, 6/9/19	250,000	250,656
Discover Financial Services
3.850%, 11/21/22	100,000	99,120
Ford Motor Credit Co. LLC
4.250%, 2/3/17	250,000	258,158
3.000%, 6/12/17	200,000	203,156
2.375%, 3/12/19	250,000	248,500
5.875%, 8/2/21	200,000	226,924

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
4.134%, 8/4/25	$200,000	$199,265
General Motors Financial Co., Inc.
2.400%, 4/10/18	75,000	74,203
4.000%, 1/15/25	250,000	236,600
HSBC Finance Corp.
6.676%, 1/15/21	250,000	292,480
John Deere Capital Corp.
1.125%, 6/12/17	250,000	250,106
2.050%, 3/10/20	100,000	99,714
OneMain Financial Holdings, Inc.
7.250%, 12/15/21§	2,500,000	2,550,000
Synchrony Financial
3.000%, 8/15/19	250,000	251,751
3.750%, 8/15/21	75,000	75,696
Toyota Motor Credit Corp.
2.050%, 1/12/17	250,000	253,483
2.150%, 3/12/20	180,000	180,017
2.750%, 5/17/21	250,000	254,118

		7,473,843

Diversified Financial Services (0.4%)
Argos Merger Sub, Inc.
7.125%, 3/15/23§	600,000	606,000
Bank of America N.A.
5.300%, 3/15/17	106,000	111,351
Bear Stearns Cos. LLC
6.400%, 10/2/17	155,000	169,005
Boeing Capital Corp.
4.700%, 10/27/19	100,000	111,183
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	146,000	152,422
General Electric Capital Corp.
5.400%, 2/15/17	72,000	76,313
5.625%, 9/15/17	391,000	425,540
5.625%, 5/1/18	250,000	276,902
4.625%, 1/7/21	350,000	391,382
3.150%, 9/7/22	100,000	102,843
3.100%, 1/9/23	150,000	153,318
6.375%, 11/15/67(l)	100,000	106,750
Intercontinental Exchange, Inc.
4.000%, 10/15/23	100,000	103,935
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	456,000	493,103
Leucadia National Corp.
5.500%, 10/18/23	100,000	100,562
McGraw Hill Financial, Inc.
3.300%, 8/14/20§	50,000	50,965
Moody’s Corp.
4.500%, 9/1/22	50,000	52,974
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17	82,000	87,466
2.300%, 11/15/19	200,000	202,051
ORIX Corp.
3.750%, 3/9/17	150,000	154,484
Shell International Finance B.V.
2.375%, 8/21/22	250,000	241,784
3.400%, 8/12/23	100,000	102,123
3.250%, 5/11/25	140,000	138,624
Stena International S.A.
5.750%, 3/1/24§	800,000	720,000
Voya Financial, Inc.
2.900%, 2/15/18	100,000	101,982

		5,233,062

Insurance (0.2%)
ACE INA Holdings, Inc.
3.350%, 5/15/24	250,000	249,421
Aflac, Inc.
2.650%, 2/15/17	150,000	153,006
Allstate Corp.
3.150%, 6/15/23	100,000	100,620
American International Group, Inc.
3.375%, 8/15/20	150,000	156,430
Aon Corp.
5.000%, 9/30/20	50,000	55,263
Berkshire Hathaway Finance Corp.
1.600%, 5/15/17	250,000	252,511
4.250%, 1/15/21	100,000	109,677
Chubb Corp.
6.375%, 3/29/67(l)	50,000	49,500
CNA Financial Corp.
5.875%, 8/15/20	100,000	113,351
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	150,000	168,980
Lincoln National Corp.
8.750%, 7/1/19	100,000	121,953
4.850%, 6/24/21	50,000	54,427
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	150,000	165,430
MetLife, Inc.
4.750%, 2/8/21	100,000	111,333
3.600%, 4/10/24	250,000	255,142
Progressive Corp.
3.750%, 8/23/21	50,000	53,515
Prudential Financial, Inc.
7.375%, 6/15/19	200,000	235,477
5.875%, 9/15/42(l)	150,000	158,625
Reinsurance Group of America, Inc.
4.700%, 9/15/23	100,000	107,458
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	71,050

		2,743,169

Real Estate Investment Trusts (REITs) (0.2%)
American Tower Corp.
5.050%, 9/1/20	75,000	81,620
3.500%, 1/31/23	150,000	143,342
AvalonBay Communities, Inc.
2.950%, 9/15/22	100,000	98,219
Boston Properties LP
5.625%, 11/15/20	70,000	79,209
3.850%, 2/1/23	100,000	102,449
Corporate Office Properties LP
5.250%, 2/15/24	150,000	153,941
Duke Realty LP
5.950%, 2/15/17	23,000	24,317
ERP Operating LP
4.625%, 12/15/21	150,000	163,419
Essex Portfolio LP
3.875%, 5/1/24	250,000	251,413
HCP, Inc.
6.000%, 1/30/17	45,000	47,487
5.375%, 2/1/21	150,000	166,896
3.875%, 8/15/24	150,000	146,243
Liberty Property LP
4.125%, 6/15/22	100,000	103,079
National Retail Properties, Inc.
3.900%, 6/15/24	250,000	251,111
Prologis LP
3.350%, 2/1/21	100,000	101,338
Realty Income Corp.
3.250%, 10/15/22	150,000	145,896
Senior Housing Properties Trust
3.250%, 5/1/19	150,000	151,233

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Simon Property Group LP
5.650%, 2/1/20	$300,000	$342,119
Ventas Realty LP/Ventas Capital Corp.
4.750%, 6/1/21	100,000	107,897
4.250%, 3/1/22	100,000	104,473
Welltower Inc.
4.700%, 9/15/17	100,000	105,417

		2,871,118

Real Estate Management & Development (0.1%)
Algeco Scotsman Global Finance plc
8.500%, 10/15/18§	1,000,000	887,500

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
3.050%, 8/23/18	100,000	103,223
2.350%, 9/10/19	250,000	251,960
BPCE S.A.
2.500%, 7/15/19	250,000	253,830

		609,013

Total Financials		75,394,764

Health Care (1.8%)
Biotechnology (0.1%)
Amgen, Inc.
3.450%, 10/1/20	150,000	155,087
2.700%, 5/1/22	110,000	107,406
3.625%, 5/22/24	250,000	251,509
Biogen, Inc.
4.050%, 9/15/25	40,000	40,384
Celgene Corp.
2.300%, 8/15/18	100,000	100,612
3.950%, 10/15/20	100,000	105,861
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	108,090
3.250%, 9/1/22	40,000	40,292
3.700%, 4/1/24	100,000	102,290

		1,011,531

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
2.550%, 3/15/22	175,000	172,992
Baxter International, Inc.
5.375%, 6/1/18	82,000	88,925
Becton Dickinson and Co.
2.675%, 12/15/19	250,000	253,037
3.875%, 5/15/24	150,000	155,157
3.734%, 12/15/24	25,000	25,434
Boston Scientific Corp.
2.650%, 10/1/18	100,000	101,148
3.850%, 5/15/25	150,000	146,448
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	203,969
Medtronic, Inc.
4.125%, 3/15/21	100,000	108,735
3.150%, 3/15/22	80,000	81,199
2.750%, 4/1/23	100,000	97,642
Stryker Corp.
3.375%, 5/15/24	150,000	152,340
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	200,000	197,536

		1,784,562

Health Care Providers & Services (0.9%)
Aetna, Inc.
2.750%, 11/15/22	150,000	144,812
3.500%, 11/15/24	150,000	149,152
AmerisourceBergen Corp.
3.400%, 5/15/24	150,000	150,098
Anthem, Inc.
2.250%, 8/15/19	225,000	222,958
3.125%, 5/15/22	150,000	147,679
Cardinal Health, Inc.
3.200%, 6/15/22	50,000	50,199
CHS/Community Health Systems, Inc.
6.875%, 2/1/22	800,000	818,000
Cigna Corp.
4.500%, 3/15/21	150,000	161,445
DaVita HealthCare Partners, Inc.
5.125%, 7/15/24	1,100,000	1,080,750
Express Scripts Holding Co.
4.750%, 11/15/21	150,000	161,862
HCA, Inc.
7.500%, 2/15/22	3,200,000	3,600,000
5.875%, 5/1/23	1,500,000	1,545,000
Laboratory Corp. of America Holdings
2.500%, 11/1/18	150,000	151,362
3.200%, 2/1/22	75,000	74,642
McKesson Corp.
3.796%, 3/15/24	100,000	102,550
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	106,392
Tenet Healthcare Corp.
8.125%, 4/1/22	2,800,000	2,971,640
UnitedHealth Group, Inc.
1.400%, 12/15/17	200,000	200,074
6.000%, 2/15/18	300,000	330,438
2.875%, 12/15/21	65,000	65,696

		12,234,749

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.875%, 7/15/23	100,000	100,546
Life Technologies Corp.
5.000%, 1/15/21	100,000	110,080
Thermo Fisher Scientific, Inc.
2.400%, 2/1/19	250,000	251,310
3.600%, 8/15/21	50,000	51,357
3.300%, 2/15/22	100,000	100,319

		613,612

Pharmaceuticals (0.6%)
AbbVie, Inc.
2.000%, 11/6/18	150,000	149,750
2.900%, 11/6/22	200,000	195,025
3.600%, 5/14/25	185,000	182,444
Actavis Funding SCS
1.300%, 6/15/17	200,000	198,419
3.450%, 3/15/22	250,000	245,850
3.800%, 3/15/25	250,000	240,375
Actavis, Inc.
3.250%, 10/1/22	150,000	146,256
AstraZeneca plc
5.900%, 9/15/17	63,000	68,566
Bristol-Myers Squibb Co.
2.000%, 8/1/22	100,000	96,018
GlaxoSmithKline Capital plc
1.500%, 5/8/17	50,000	50,365
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	204,966
2.800%, 3/18/23	100,000	98,570
Johnson & Johnson
2.450%, 12/5/21	150,000	152,582
3.375%, 12/5/23	100,000	106,343

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Merck & Co., Inc.
1.300%, 5/18/18	$250,000	$249,803
1.850%, 2/10/20	250,000	249,053
2.350%, 2/10/22	45,000	44,328
2.400%, 9/15/22	150,000	145,323
Novartis Capital Corp.
3.400%, 5/6/24	100,000	103,230
Novartis Securities Investment Ltd.
5.125%, 2/10/19	250,000	278,221
Pfizer, Inc.
4.650%, 3/1/18	50,000	53,839
6.200%, 3/15/19	100,000	114,349
2.100%, 5/15/19	250,000	253,098
3.400%, 5/15/24	100,000	101,927
Sanofi S.A.
1.250%, 4/10/18	250,000	248,932
4.000%, 3/29/21	75,000	81,056
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	79,000	75,103
Valeant Pharmaceuticals International, Inc.
5.875%, 5/15/23§	2,100,000	2,010,750
6.125%, 4/15/25§	1,600,000	1,524,000
Zoetis, Inc.
3.250%, 2/1/23	150,000	143,647

		7,812,188

Total Health Care		23,456,642

Industrials (1.2%)
Aerospace & Defense (0.3%)
Bombardier, Inc.
7.500%, 3/15/25§	1,000,000	745,000
Embraer S.A.
5.150%, 6/15/22	75,000	71,250
General Dynamics Corp.
3.875%, 7/15/21	100,000	107,205
Honeywell International, Inc.
5.300%, 3/1/18	85,000	93,031
L-3 Communications Corp.
3.950%, 11/15/16	250,000	256,319
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	162,991
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	103,543
Precision Castparts Corp.
2.500%, 1/15/23	75,000	72,567
Raytheon Co.
6.400%, 12/15/18	50,000	57,344
Textron, Inc.
4.300%, 3/1/24	100,000	102,627
TransDigm, Inc.
6.000%, 7/15/22	700,000	654,500
6.500%, 7/15/24	700,000	657,930
United Technologies Corp.
6.125%, 2/1/19	233,000	264,718
3.100%, 6/1/22	50,000	50,696

		3,399,721

Air Freight & Logistics (0.4%)
FedEx Corp.
2.300%, 2/1/20	85,000	85,369
2.625%, 8/1/22	50,000	49,136
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	66,290
3.125%, 1/15/21	200,000	208,840
XPO Logistics, Inc.
6.500%, 6/15/22§	5,000,000	4,225,000

		4,634,635

Airlines (0.0%)
American Airlines, Inc.
Series 2013-2 A
4.950%, 1/15/23	173,566	185,282
Southwest Airlines Co.
5.750%, 12/15/16	50,000	52,594

		237,876

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.
4.625%, 3/15/24	100,000	100,142
Republic Services, Inc.
5.250%, 11/15/21	100,000	112,391

		212,533

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	148,599
Abengoa Finance S.A.U.
8.875%, 11/1/17§	600,000	324,000

		472,599

Electrical Equipment (0.0%)
Eaton Corp.
2.750%, 11/2/22	150,000	145,891
Emerson Electric Co.
2.625%, 2/15/23	150,000	147,839

		293,730

Industrial Conglomerates (0.1%)
3M Co.
3.000%, 8/7/25	150,000	151,409
Danaher Corp.
3.900%, 6/23/21	50,000	53,561
General Electric Co.
2.700%, 10/9/22	250,000	249,339
Koninklijke Philips N.V.
3.750%, 3/15/22	100,000	101,847
Pentair Finance S.A.
3.150%, 9/15/22	150,000	145,606
Roper Technologies, Inc.
3.125%, 11/15/22	100,000	98,953
Tyco Electronics Group S.A.
6.550%, 10/1/17	100,000	109,593

		910,308

Machinery (0.1%)
Caterpillar, Inc.
2.600%, 6/26/22	100,000	97,899
Deere & Co.
4.375%, 10/16/19	150,000	162,733
2.600%, 6/8/22	100,000	98,202
Flowserve Corp.
4.000%, 11/15/23	100,000	102,379
Illinois Tool Works, Inc.
3.500%, 3/1/24	150,000	154,750
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5/1/20	250,000	250,036
Navistar International Corp.
8.250%, 11/1/21	1,100,000	884,180
Parker-Hannifin Corp.
3.300%, 11/21/24	150,000	152,423
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	98,756

		2,001,358

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Marine (0.0%)
Stena AB
7.000%, 2/1/24§	$300,000	$267,000

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	115,000	126,401
3.750%, 4/1/24	25,000	25,793
3.400%, 9/1/24	250,000	248,887
Canadian National Railway Co.
5.550%, 5/15/18	48,000	52,774
CSX Corp.
7.375%, 2/1/19	100,000	116,809
Norfolk Southern Corp.
5.900%, 6/15/19	40,000	45,721
Ryder System, Inc.
3.500%, 6/1/17	100,000	103,106
2.500%, 5/11/20	65,000	64,528
Union Pacific Corp.
5.700%, 8/15/18	100,000	111,603

		895,622

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.875%, 4/1/21	150,000	152,400
GATX Corp.
2.375%, 7/30/18	150,000	150,582
HD Supply, Inc.
5.250%, 12/15/21§	800,000	804,000
International Lease Finance Corp.
8.750%, 3/15/17	1,000,000	1,075,000

		2,181,982

Total Industrials		15,507,364

Information Technology (2.1%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.450%, 1/15/20	250,000	275,188
3.625%, 3/4/24	150,000	157,469
Harris Corp.
2.700%, 4/27/20	150,000	149,167
Juniper Networks, Inc.
4.600%, 3/15/21	50,000	52,561
Motorola Solutions, Inc.
3.500%, 9/1/21	250,000	236,883
QUALCOMM, Inc.
3.450%, 5/20/25	150,000	141,454

		1,012,722

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
2.550%, 1/30/19	100,000	101,066

Internet Software & Services (0.0%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19§	250,000	245,493
eBay, Inc.
2.200%, 8/1/19	150,000	147,818
3.250%, 10/15/20	50,000	50,698
2.600%, 7/15/22	100,000	92,547

		536,556

IT Services (1.0%)
Computer Sciences Corp.
4.450%, 9/15/22	100,000	103,146
Fidelity National Information Services, Inc.
3.500%, 4/15/23	100,000	94,958
First Data Corp.
8.250%, 1/15/21§	4,009,000	4,139,293
12.625%, 1/15/21	4,100,000	4,658,830
8.750%, 1/15/22§	2,014,000	2,104,630
Fiserv, Inc.
4.750%, 6/15/21	100,000	108,025
International Business Machines Corp.
5.700%, 9/14/17	350,000	379,770
1.125%, 2/6/18	200,000	199,303
1.950%, 2/12/19	200,000	202,019
3.375%, 8/1/23	150,000	152,749
MasterCard, Inc.
3.375%, 4/1/24	50,000	50,803
SRA International, Inc.
6.500%, 7/20/18	1,120,428	1,121,361
Western Union Co.
5.930%, 10/1/16	150,000	156,528
Xerox Corp.
2.750%, 9/1/20	80,000	78,012
4.500%, 5/15/21	150,000	156,531

		13,705,958

Semiconductors & Semiconductor Equipment (0.5%)
Applied Materials, Inc.
4.300%, 6/15/21	100,000	107,043
Freescale Semiconductor, Inc.
5.000%, 5/15/21§	5,000,000	5,037,500
Intel Corp.
3.300%, 10/1/21	100,000	104,252
2.700%, 12/15/22	150,000	147,399
KLA-Tencor Corp.
3.375%, 11/1/19	250,000	254,163
4.125%, 11/1/21	135,000	136,818
Lam Research Corp.
3.800%, 3/15/25	60,000	58,137
Texas Instruments, Inc.
1.750%, 5/1/20	150,000	148,819

		5,994,131

Software (0.3%)
Adobe Systems, Inc.
3.250%, 2/1/25	200,000	195,521
Autodesk, Inc.
1.950%, 12/15/17	50,000	50,244
BMC Software Finance, Inc.
8.125%, 7/15/21§	2,500,000	2,006,250
CA, Inc.
2.875%, 8/15/18	200,000	204,245
Microsoft Corp.
1.000%, 5/1/18	200,000	199,552
4.000%, 2/8/21	150,000	164,139
2.375%, 2/12/22	145,000	144,377
Oracle Corp.
5.750%, 4/15/18	250,000	276,724
2.250%, 10/8/19	250,000	252,761
2.500%, 5/15/22	150,000	147,245
2.500%, 10/15/22	200,000	194,943

		3,836,001

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
1.000%, 5/3/18	500,000	497,483
2.150%, 2/9/22	150,000	146,273
3.450%, 5/6/24	250,000	257,512
3.200%, 5/13/25	115,000	115,393
EMC Corp.
1.875%, 6/1/18	250,000	250,279
Hewlett-Packard Co.
3.300%, 12/9/16	300,000	306,704
5.500%, 3/1/18	156,000	168,792
2.750%, 1/14/19	150,000	151,817

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
NetApp, Inc.
2.000%, 12/15/17	$150,000	$149,999
Seagate HDD Cayman
4.750%, 6/1/23	75,000	74,304

		2,118,556

Total Information Technology		27,304,990

Materials (1.1%)
Chemicals (0.2%)
Agrium, Inc.
3.150%, 10/1/22	50,000	48,993
3.375%, 3/15/25	150,000	141,164
Albemarle Corp.
4.150%, 12/1/24	200,000	200,190
Dow Chemical Co.
8.550%, 5/15/19	150,000	180,818
3.000%, 11/15/22	150,000	145,964
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	94,000	98,766
6.000%, 7/15/18	250,000	278,347
Eastman Chemical Co.
2.700%, 1/15/20	250,000	249,995
3.600%, 8/15/22	100,000	100,829
Ecolab, Inc.
3.000%, 12/8/16	250,000	254,826
Lubrizol Corp.
8.875%, 2/1/19	55,000	67,079
LyondellBasell Industries N.V.
6.000%, 11/15/21	200,000	226,922
Monsanto Co.
1.150%, 6/30/17	250,000	248,808
2.750%, 7/15/21	60,000	59,562
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17	200,000	206,549

		2,508,812

Construction Materials (0.1%)
Cemex S.A.B. de C.V.
7.250%, 1/15/21§	1,000,000	997,500

Containers & Packaging (0.3%)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
7.875%, 8/15/19	1,200,000	1,243,500
9.875%, 8/15/19	800,000	828,000
5.750%, 10/15/20	900,000	909,000
8.250%, 2/15/21	400,000	399,000

		3,379,500

Metals & Mining (0.5%)
Barrick Gold Corp.
3.850%, 4/1/22	100,000	91,046
4.100%, 5/1/23	150,000	132,705
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	160,000	182,208
3.850%, 9/30/23	250,000	251,065
First Quantum Minerals Ltd.
6.750%, 2/15/20§	1,035,000	677,925
7.000%, 2/15/21§	1,035,000	671,456
FMG Resources (August 2006) Pty Ltd.
9.750%, 3/1/22§	4,000,000	3,720,000
Freeport-McMoRan, Inc.
2.150%, 3/1/17	100,000	94,721
3.100%, 3/15/20	200,000	166,316
3.875%, 3/15/23	150,000	111,638
Goldcorp, Inc.
2.125%, 3/15/18	100,000	98,689
Newmont Mining Corp.
3.500%, 3/15/22	100,000	89,492
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	100,000	122,331
Rio Tinto Finance USA plc
3.500%, 3/22/22	100,000	100,016
Teck Resources Ltd.
3.150%, 1/15/17	50,000	47,062
4.500%, 1/15/21	100,000	66,000
Vale Overseas Ltd.
4.375%, 1/11/22	150,000	132,315

		6,754,985

Paper & Forest Products (0.0%)
International Paper Co.
4.750%, 2/15/22	124,000	134,263

Total Materials		13,775,060

Telecommunication Services (3.0%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.
5.500%, 2/1/18	525,000	568,777
3.000%, 2/15/22	100,000	98,394
3.000%, 6/30/22	75,000	72,846
2.625%, 12/1/22	250,000	237,268
3.400%, 5/15/25	250,000	238,256
British Telecommunications plc
5.950%, 1/15/18	100,000	109,476
CCO Holdings LLC/CCO Holdings Capital Corp.
5.750%, 1/15/24	1,000,000	955,000
Frontier Communications Corp.
10.500%, 9/15/22§	5,000,000	4,875,000
Intelsat Jackson Holdings S.A.
5.500%, 8/1/23	1,000,000	825,000
Neptune Finco Corp.
10.875%, 10/15/25§	1,800,000	1,818,000
Qwest Corp.
6.750%, 12/1/21	100,000	105,935
Telecom Italia S.p.A.
5.303%, 5/30/24§	2,000,000	1,951,250
Telefonica Emisiones S.A.U.
4.570%, 4/27/23	150,000	156,817
Verizon Communications, Inc.
1.350%, 6/9/17	250,000	249,766
2.550%, 6/17/19	250,000	252,849
3.000%, 11/1/21	250,000	249,114
2.450%, 11/1/22	200,000	188,735
5.150%, 9/15/23	500,000	551,023
Virgin Media Secured Finance plc
5.500%, 1/15/25§	2,000,000	1,940,000
Wind Acquisition Finance S.A.
7.375%, 4/23/21§	1,000,000	980,000

		16,423,506

Wireless Telecommunication Services (1.8%)
Altice Financing S.A.
6.625%, 2/15/23§	1,500,000	1,440,000
America Movil S.A.B. de C.V.
5.000%, 3/30/20	200,000	219,314
Rogers Communications, Inc.
6.800%, 8/15/18	100,000	113,080
Sprint Communications, Inc.
9.000%, 11/15/18§	3,400,000	3,544,500
7.000%, 8/15/20	1,000,000	835,000
11.500%, 11/15/21	2,500,000	2,550,000
Sprint Corp.
7.875%, 9/15/23	4,700,000	3,795,250

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
T-Mobile USA, Inc.
6.633%, 4/28/21	$5,000,000	$5,071,875
6.731%, 4/28/22	5,000,000	4,975,000
Vodafone Group plc
5.450%, 6/10/19	200,000	222,088
2.950%, 2/19/23	150,000	141,905

		22,908,012

Total Telecommunication Services		39,331,518

Utilities (2.0%)
Electric Utilities (0.3%)
Arizona Public Service Co.
3.150%, 5/15/25	150,000	150,533
Baltimore Gas & Electric Co.
5.900%, 10/1/16	122,000	127,710
Commonwealth Edison Co.
6.150%, 9/15/17	144,000	157,883
3.400%, 9/1/21	100,000	104,340
Connecticut Light & Power Co.
2.500%, 1/15/23	150,000	146,395
DTE Electric Co.
3.450%, 10/1/20	100,000	105,687
Duke Energy Carolinas LLC
7.000%, 11/15/18	26,000	30,274
Duke Energy Corp.
2.100%, 6/15/18	250,000	252,920
5.050%, 9/15/19	165,000	182,053
Duke Energy Indiana, Inc.
3.750%, 7/15/20	100,000	107,206
Edison International
3.750%, 9/15/17	100,000	104,153
Entergy Corp.
4.700%, 1/15/17	200,000	205,307
5.125%, 9/15/20	50,000	53,908
LG&E and KU Energy LLC
3.750%, 11/15/20	100,000	102,643
NextEra Energy Capital Holdings, Inc.
2.700%, 9/15/19	200,000	201,513
Northern States Power Co.
5.250%, 3/1/18	25,000	27,170
2.150%, 8/15/22	100,000	96,615
Oncor Electric Delivery Co. LLC
2.150%, 6/1/19	250,000	249,325
Pacific Gas & Electric Co.
3.500%, 10/1/20	100,000	105,583
3.750%, 2/15/24	100,000	103,221
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	79,160
3.950%, 3/15/24	100,000	103,386
Progress Energy, Inc.
4.400%, 1/15/21	100,000	107,419
Public Service Electric & Gas Co.
3.050%, 11/15/24	150,000	147,687
Southern California Edison Co.
3.875%, 6/1/21	50,000	53,899
Southern Co.
2.150%, 9/1/19	150,000	147,793
2.750%, 6/15/20	150,000	149,117
Southwestern Electric Power Co.
6.450%, 1/15/19	100,000	112,754
Virginia Electric & Power Co.
5.950%, 9/15/17	100,000	108,931
3.100%, 5/15/25	200,000	200,031
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	51,176
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	108,979

		3,984,771

Gas Utilities (0.2%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	84,233
Dominion Gas Holdings LLC
3.600%, 12/15/24	150,000	148,477
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	2,000,000	1,785,000

		2,017,710

Independent Power and Renewable Electricity Producers (1.4%)
Calpine Corp.
5.375%, 1/15/23	3,000,000	2,760,000
5.750%, 1/15/25	6,000,000	5,565,000
Dynegy, Inc.
6.750%, 11/1/19	5,000,000	5,025,000
InterGen N.V.
7.000%, 6/30/23§	5,000,000	4,250,000
Tennessee Valley Authority
5.500%, 7/18/17	500,000	541,647

		18,141,647

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	70,000	76,926
2.000%, 11/15/18	60,000	60,376
3.750%, 11/15/23	250,000	258,701
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	175,000	192,931
Consumers Energy Co.
2.850%, 5/15/22	50,000	50,125
3.375%, 8/15/23	100,000	103,287
NiSource Finance Corp.
6.400%, 3/15/18	40,000	44,404
6.125%, 3/1/22	100,000	116,389
Puget Energy, Inc.
3.650%, 5/15/25§	150,000	147,400
San Diego Gas & Electric Co.
3.600%, 9/1/23	150,000	157,303
Sempra Energy
3.550%, 6/15/24	250,000	251,429

		1,459,271

Total Utilities		25,603,399

Total Corporate Bonds		317,060,553

Government Securities (17.1%)
Foreign Governments (0.6%)
Export-Import Bank of Korea
4.000%, 1/11/17	250,000	257,956
4.000%, 1/14/24	250,000	265,360
Federative Republic of Brazil
8.000%, 1/15/18(b)	148,333	155,379
5.875%, 1/15/19	355,000	372,750
4.875%, 1/22/21	250,000	242,500
4.250%, 1/7/25	200,000	175,000
FMS Wertmanagement AoeR
0.625%, 1/30/17	250,000	249,784
Japan Bank for International Cooperation
1.750%, 5/29/19	300,000	302,081
Province of British Columbia
2.000%, 10/23/22	200,000	197,727

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Province of New Brunswick
2.750%, 6/15/18	$50,000	$52,019
Province of Nova Scotia
5.125%, 1/26/17	50,000	52,793
Province of Ontario
1.100%, 10/25/17	500,000	500,149
2.000%, 9/27/18	250,000	254,521
2.450%, 6/29/22	150,000	151,858
Province of Quebec
2.750%, 8/25/21	200,000	206,652
2.625%, 2/13/23	200,000	202,999
2.875%, 10/16/24	100,000	102,087
Republic of Colombia
7.375%, 3/18/19	250,000	283,750
4.000%, 2/26/24	200,000	193,800
Republic of Italy
6.875%, 9/27/23	100,000	126,597
Republic of Panama
4.000%, 9/22/24	200,000	197,250
Republic of Peru
7.125%, 3/30/19	260,000	300,300
Republic of Philippines
6.500%, 1/20/20	250,000	293,750
10.625%, 3/16/25	150,000	237,000
Republic of Poland
6.375%, 7/15/19	150,000	173,703
5.000%, 3/23/22	150,000	167,471
4.000%, 1/22/24	100,000	105,587
Republic of South Africa
5.500%, 3/9/20	150,000	159,675
Republic of Turkey
6.750%, 4/3/18	250,000	270,000
7.500%, 11/7/19	200,000	224,800
3.250%, 3/23/23	250,000	222,250
7.375%, 2/5/25	150,000	171,600
United Mexican States
5.625%, 1/15/17	250,000	265,000
5.125%, 1/15/20	300,000	330,000
4.000%, 10/2/23	250,000	254,625

		7,718,773

Municipal Bonds (0.0%)
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A 2.107%, 7/1/18	100,000	100,896
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM (Zero Coupon), 2/15/20	50,000	41,964
State of California Taxable Various Purpose, General Obligation Bonds, Series 2010 6.650%, 3/1/22	140,000	171,167
State of Illinois, General Obligation Bonds, Series 2011 5.365%, 3/1/17	150,000	156,441
5.877%, 3/1/19	100,000	108,889

		579,357

Supranational (0.8%)
Asian Development Bank
0.750%, 7/28/17	500,000	499,255
1.750%, 9/11/18	250,000	254,431
1.875%, 4/12/19	250,000	255,301
Council of Europe Development Bank
1.625%, 3/10/20	500,000	503,505
European Bank for Reconstruction & Development
0.750%, 9/1/17	250,000	249,515
1.000%, 6/15/18	250,000	249,549
1.625%, 11/15/18	150,000	151,880
European Investment Bank
1.750%, 3/15/17	500,000	507,488
0.875%, 4/18/17	500,000	501,093
5.125%, 5/30/17	250,000	267,875
1.000%, 8/17/17	500,000	501,475
1.000%, 6/15/18	250,000	249,472
1.125%, 8/15/18	500,000	501,060
1.625%, 12/18/18	150,000	151,917
1.750%, 6/17/19	500,000	507,245
1.625%, 3/16/20	500,000	502,333
4.000%, 2/16/21	200,000	223,430
Inter-American Development Bank
1.375%, 10/18/16	500,000	504,296
1.000%, 7/14/17	500,000	501,722
3.875%, 2/14/20	150,000	164,880
3.000%, 10/4/23	250,000	266,525
International Bank for Reconstruction & Development
0.625%, 10/14/16	250,000	250,204
1.000%, 6/15/18	500,000	499,609
1.875%, 3/15/19	250,000	255,468
2.250%, 6/24/21	500,000	514,494
2.125%, 2/13/23	200,000	201,900
International Finance Corp.
1.125%, 11/23/16	250,000	251,557
0.875%, 6/15/18	250,000	249,107
1.750%, 9/16/19	250,000	252,633

		9,989,219

U.S. Government Agencies (1.1%)
Federal Farm Credit Bank
4.875%, 1/17/17	180,000	189,875
Federal Home Loan Bank
0.875%, 5/24/17	3,500,000	3,509,383
5.250%, 6/5/17	195,000	209,499
5.375%, 8/15/24	300,000	369,789
Federal Home Loan Mortgage Corp.
5.125%, 11/17/17	1,390,000	1,515,651
4.875%, 6/13/18	409,000	451,475
1.375%, 5/1/20	1,000,000	994,731
2.375%, 1/13/22	1,850,000	1,905,681
Federal National Mortgage Association (Zero Coupon), 6/1/17	650,000	642,074
5.375%, 6/12/17	1,371,000	1,480,677
0.875%, 5/21/18	1,050,000	1,049,061
1.875%, 9/18/18	600,000	615,338
1.750%, 9/12/19	1,000,000	1,017,587

		13,950,821

U.S. Treasuries (14.6%)
U.S. Treasury Bonds
8.750%, 5/15/17	501,000	567,143
8.125%, 8/15/19	1,704,000	2,154,043
8.500%, 2/15/20	592,000	774,036
7.625%, 2/15/25	3,000,000	4,447,734
U.S. Treasury Notes
0.625%, 10/15/16	2,500,000	2,505,933
0.375%, 10/31/16	3,000,000	2,999,414
3.125%, 10/31/16	465,000	478,550
0.875%, 11/30/16	4,000,000	4,020,332
0.875%, 12/31/16	3,000,000	3,015,118
3.250%, 12/31/16	900,000	930,867
0.750%, 1/15/17	550,000	552,041
0.875%, 1/31/17	5,600,000	5,628,793
0.625%, 2/15/17	2,000,000	2,003,770
0.500%, 2/28/17	2,000,000	2,000,156
3.000%, 2/28/17	840,000	869,659

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 3/31/17	$3,050,000	$3,174,621
0.875%, 4/30/17	1,000,000	1,005,078
0.625%, 5/31/17	4,500,000	4,503,406
0.625%, 6/30/17	2,000,000	2,001,172
0.750%, 6/30/17	1,000,000	1,002,700
2.500%, 6/30/17	5,750,000	5,940,300
0.500%, 7/31/17	1,700,000	1,696,746
4.750%, 8/15/17	3,900,000	4,198,518
0.625%, 9/30/17	700,000	699,726
1.875%, 9/30/17	2,250,000	2,304,097
0.750%, 10/31/17	3,000,000	3,004,688
4.250%, 11/15/17	730,000	784,294
1.000%, 12/15/17	2,086,000	2,099,058
0.750%, 12/31/17	4,000,000	4,001,562
2.625%, 1/31/18	1,000,000	1,042,764
0.750%, 2/28/18	250,000	249,800
2.750%, 2/28/18	2,100,000	2,198,437
2.875%, 3/31/18	1,600,000	1,681,984
0.625%, 4/30/18	2,000,000	1,989,629
2.625%, 4/30/18	1,800,000	1,882,055
1.375%, 7/31/18	250,000	253,369
1.000%, 9/15/18	1,200,000	1,202,812
1.250%, 10/31/18	1,500,000	1,512,656
1.250%, 11/30/18	1,600,000	1,612,750
1.500%, 12/31/18	3,290,000	3,340,667
1.250%, 1/31/19	4,250,000	4,277,891
1.375%, 2/28/19	1,200,000	1,212,282
1.500%, 2/28/19	2,500,000	2,536,157
1.625%, 3/31/19	1,000,000	1,018,467
1.250%, 4/30/19	2,200,000	2,211,666
1.625%, 4/30/19	800,000	814,539
3.125%, 5/15/19	900,000	963,782
1.500%, 5/31/19	6,500,000	6,586,836
1.000%, 6/30/19	1,300,000	1,293,525
1.625%, 6/30/19	500,000	508,843
0.875%, 7/31/19	500,000	494,463
1.625%, 7/31/19	1,000,000	1,017,168
1.000%, 8/31/19	2,500,000	2,482,251
1.625%, 8/31/19	700,000	712,038
1.250%, 10/31/19	200,000	200,281
3.375%, 11/15/19	1,065,000	1,156,607
1.000%, 11/30/19	1,100,000	1,089,000
1.500%, 11/30/19	3,000,000	3,031,904
1.125%, 12/31/19	1,500,000	1,491,401
3.625%, 2/15/20	995,000	1,093,052
1.375%, 2/29/20	800,000	803,688
1.375%, 3/31/20	1,500,000	1,504,717
1.375%, 4/30/20	800,000	802,180
3.500%, 5/15/20	2,450,000	2,685,788
1.375%, 5/31/20	450,000	450,839
1.500%, 5/31/20	1,000,000	1,008,887
1.625%, 6/30/20	400,000	405,082
1.625%, 7/31/20	800,000	809,844
2.000%, 7/31/20	500,000	514,702
2.625%, 8/15/20	1,825,000	1,931,185
1.375%, 8/31/20	1,000,000	1,001,172
1.375%, 9/30/20	1,500,000	1,500,000
2.000%, 9/30/20	1,100,000	1,131,711
2.625%, 11/15/20	300,000	317,200
2.375%, 12/31/20	800,000	836,234
3.625%, 2/15/21	3,350,000	3,716,406
3.125%, 5/15/21	9,000,000	9,758,672
2.125%, 6/30/21	800,000	824,250
2.250%, 7/31/21	500,000	518,594
2.125%, 8/15/21	1,550,000	1,595,380
2.125%, 9/30/21	1,000,000	1,028,984
2.000%, 11/15/21	3,000,000	3,061,904
1.875%, 11/30/21	2,000,000	2,026,094
1.500%, 1/31/22	600,000	593,432
2.000%, 2/15/22	750,000	765,308
1.750%, 3/31/22	2,500,000	2,507,056
1.750%, 4/30/22	1,000,000	1,002,217
1.750%, 5/15/22	1,300,000	1,302,323
2.125%, 6/30/22	1,000,000	1,025,967
2.000%, 7/31/22	1,100,000	1,119,014
1.750%, 9/30/22	1,000,000	999,687
1.750%, 5/15/23	3,200,000	3,172,750
2.500%, 8/15/23	650,000	679,440
2.750%, 11/15/23	1,650,000	1,756,476
2.750%, 2/15/24	450,000	478,266
2.500%, 5/15/24	2,750,000	2,864,727
2.375%, 8/15/24	2,500,000	2,575,073
2.250%, 11/15/24	2,300,000	2,343,080
2.000%, 2/15/25	3,790,000	3,774,862
2.000%, 8/15/25	2,800,000	2,785,344

		188,501,166

Total Government Securities		220,739,336

Total Long-Term Debt Securities (41.9%) (Cost $555,612,857)		541,506,089

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
General Motors Co. 0.000%*†	200,000	—

Total Consumer Discretionary		—

Financials (0.0%)
Capital Markets (0.0%)
Morgan Stanley
6.375%(l)	30,000	763,200

Total Financials		763,200

Industrials (0.1%)
Air Freight & Logistics (0.1%)
CEVA Group plc
0.000%*	31	25,575
CEVA Holdings LLC
0.000%*	1,408	844,782

Total Industrials		870,357

Total Preferred Stocks (0.1%) (Cost $2,708,220)		1,633,557

CONVERTIBLE PREFERRED STOCKS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Chesapeake Energy Corp.
5.750%	1,300	533,000

Total Energy		533,000

Financials (1.1%)
Banks (1.0%)
Bank of America Corp.
7.250%	7,210	7,765,170
Wells Fargo & Co.
7.500%	5,000	5,840,000

		13,605,170

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Investment Trusts (REITs) (0.1%)
FelCor Lodging Trust, Inc.
1.950%	50,000	$1,241,500

Total Financials		14,846,670

Health Care (0.1%)
Pharmaceuticals (0.1%)
Allergan plc
5.500%	2,000	1,886,920

Total Health Care		1,886,920

Materials (0.2%)
Metals & Mining (0.2%)
Alcoa, Inc.
5.375%	60,000	2,004,000

Total Materials		2,004,000

Utilities (0.6%)
Electric Utilities (0.3%)
NextEra Energy, Inc.
6.371%	75,000	3,858,750

Multi-Utilities (0.3%)
Dominion Resources, Inc.
6.000%	12,500	699,750
6.125%	12,500	691,375
6.375%	37,100	1,840,531

		3,231,656

Total Utilities		7,090,406

Total Convertible Preferred Stocks (2.0%) (Cost $23,294,011)		26,360,996

COMMON STOCKS:
Consumer Discretionary (3.8%)
Auto Components (0.0%)
BorgWarner, Inc.	2,595	107,926
Delphi Automotive plc	3,260	247,890
Goodyear Tire & Rubber Co.	3,089	90,600
Johnson Controls, Inc.	7,499	310,159

		756,575

Automobiles (1.2%)
Ford Motor Co.	641,675	8,707,530
General Motors Co.	204,946	6,152,479
Harley-Davidson, Inc.	2,362	129,674

		14,989,683

Distributors (0.0%)
Genuine Parts Co.	1,738	144,063

Diversified Consumer Services (0.0%)
H&R Block, Inc.	3,168	114,682

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	5,307	263,758
Chipotle Mexican Grill, Inc.*	358	257,849
Darden Restaurants, Inc.	1,307	89,582
Las Vegas Sands Corp.	11,800	448,046
Marriott International, Inc., Class A	2,287	155,973
McDonald’s Corp.	10,797	1,063,828
Royal Caribbean Cruises Ltd.	1,967	175,240
Starbucks Corp.	17,015	967,133
Starwood Hotels & Resorts Worldwide, Inc.	1,954	129,902
Wyndham Worldwide Corp.	1,354	97,353
Wynn Resorts Ltd.	932	49,508
Yum! Brands, Inc.	4,944	395,273

		4,093,445

Household Durables (0.1%)
D.R. Horton, Inc.	3,743	109,895
Garmin Ltd.	1,358	48,725
Harman International Industries, Inc.	816	78,328
Leggett & Platt, Inc.	1,569	64,721
Lennar Corp., Class A	1,994	95,971
Mohawk Industries, Inc.*	729	132,525
Newell Rubbermaid, Inc.	3,071	121,949
PulteGroup, Inc.	3,681	69,460
Whirlpool Corp.	899	132,387

		853,961

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	4,397	2,250,780
Expedia, Inc.	1,147	134,979
Netflix, Inc.*	4,884	504,322
Priceline Group, Inc.*	582	719,853
TripAdvisor, Inc.*	1,295	81,611

		3,691,545

Leisure Products (0.0%)
Hasbro, Inc.	1,289	92,988
Mattel, Inc.	3,882	81,755

		174,743

Media (0.5%)
Cablevision Systems Corp. - New York Group, Class A	2,549	82,766
CBS Corp. (Non-Voting), Class B	5,095	203,290
Comcast Corp., Class A	28,465	1,620,609
Discovery Communications, Inc., Class A*	4,668	116,365
Interpublic Group of Cos., Inc.	4,705	90,007
News Corp., Class A	5,584	70,713
Omnicom Group, Inc.	2,786	183,597
Scripps Networks Interactive, Inc., Class A	1,080	53,125
TEGNA, Inc.	2,597	58,147
Time Warner Cable, Inc.	3,244	581,876
Time Warner, Inc.	9,350	642,813
Twenty-First Century Fox, Inc., Class A	18,941	511,473
Viacom, Inc., Class B	3,984	171,910
Walt Disney Co.	17,802	1,819,364

		6,206,055

Multiline Retail (0.9%)
Dollar General Corp.	3,378	244,702
Dollar Tree, Inc.*	2,691	179,382
Kohl’s Corp.	2,269	105,077
Macy’s, Inc.	3,795	194,760
Nordstrom, Inc.	1,597	114,521
Target Corp.	136,105	10,706,019

		11,544,461

Specialty Retail (0.4%)
Advance Auto Parts, Inc.	840	159,205
AutoNation, Inc.*	898	52,246
AutoZone, Inc.*	354	256,236
Bed Bath & Beyond, Inc.*	1,945	110,904
Best Buy Co., Inc.	3,519	130,625
CarMax, Inc.*	2,385	141,478
GameStop Corp., Class A	1,224	50,441
Gap, Inc.	2,728	77,748
Home Depot, Inc.	14,721	1,700,128
L Brands, Inc.	2,946	265,523
Lowe’s Cos., Inc.	10,607	731,035
O’Reilly Automotive, Inc.*	1,140	285,000
Ross Stores, Inc.	4,744	229,942
Signet Jewelers Ltd.	913	124,287

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Staples, Inc.	7,378	$86,544
Tiffany & Co.	1,287	99,382
TJX Cos., Inc.	7,731	552,148
Tractor Supply Co.	1,557	131,286
Urban Outfitters, Inc.*	1,087	31,936

		5,216,094

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	3,172	91,766
Fossil Group, Inc.*	475	26,543
Hanesbrands, Inc.	4,614	133,529
Michael Kors Holdings Ltd.*	2,218	93,688
NIKE, Inc., Class B	7,772	955,723
PVH Corp.	947	96,537
Ralph Lauren Corp.	686	81,058
Under Armour, Inc., Class A*	2,064	199,754
VF Corp.	3,904	266,292

		1,944,890

Total Consumer Discretionary		49,730,197

Consumer Staples (2.3%)
Beverages (1.1%)
Brown-Forman Corp., Class B	1,217	117,927
Coca-Cola Co.	129,881	5,210,826
Coca-Cola Enterprises, Inc.	2,417	116,862
Constellation Brands, Inc., Class A	1,972	246,914
Dr. Pepper Snapple Group, Inc.	2,189	173,041
Molson Coors Brewing Co., Class B	1,812	150,432
Monster Beverage Corp.*	1,744	235,684
PepsiCo, Inc.	89,841	8,472,006

		14,723,692

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	5,039	728,488
CVS Health Corp.	12,777	1,232,725
Kroger Co.	11,137	401,712
Sysco Corp.	6,343	247,187
Walgreens Boots Alliance, Inc.	10,018	832,496
Wal-Mart Stores, Inc.	18,091	1,173,020
Whole Foods Market, Inc.	4,103	129,860

		4,745,488

Food Products (0.3%)
Archer-Daniels-Midland Co.	6,981	289,363
Campbell Soup Co.	2,065	104,654
ConAgra Foods, Inc.	4,950	200,525
General Mills, Inc.	6,864	385,276
Hershey Co.	1,675	153,899
Hormel Foods Corp.	1,546	97,877
J.M. Smucker Co.	1,180	134,626
Kellogg Co.	2,919	194,259
Keurig Green Mountain, Inc.	1,378	71,849
Kraft Heinz Co.	6,813	480,862
McCormick & Co., Inc. (Non-Voting)	1,330	109,299
Mead Johnson Nutrition Co.	2,325	163,680
Mondelez International, Inc., Class A	18,472	773,423
Tyson Foods, Inc., Class A	3,490	150,419

		3,310,011

Household Products (0.3%)
Clorox Co.	1,475	170,407
Colgate-Palmolive Co.	10,319	654,844
Kimberly-Clark Corp.	4,176	455,351
Procter & Gamble Co.	31,097	2,237,118

		3,517,720

Personal Products (0.0%)
Estee Lauder Cos., Inc., Class A	2,590	208,961

Tobacco (0.2%)
Altria Group, Inc.	22,477	1,222,748
Philip Morris International, Inc.	17,760	1,408,901
Reynolds American, Inc.	9,503	420,698

		3,052,347

Total Consumer Staples		29,558,219

Energy (5.3%)
Energy Equipment & Services (0.7%)
Baker Hughes, Inc.	4,997	260,044
Cameron International Corp.*	2,196	134,659
Diamond Offshore Drilling, Inc.	718	12,421
Ensco plc, Class A	2,703	38,058
FMC Technologies, Inc.*	2,631	81,561
Halliburton Co.	104,799	3,704,645
Helmerich & Payne, Inc.	1,236	58,413
National Oilwell Varco, Inc.	4,400	165,660
Schlumberger Ltd.	61,507	4,242,138
Transocean Ltd.	3,918	50,621

		8,748,220

Oil, Gas & Consumable Fuels (4.6%)
Anadarko Petroleum Corp.	5,824	351,711
Apache Corp.	4,334	169,719
BP plc (ADR)	200,000	6,112,000
Cabot Oil & Gas Corp.	4,744	103,704
Chesapeake Energy Corp.	5,929	43,460
Chevron Corp.	136,572	10,772,799
Cimarex Energy Co.	1,083	110,986
Columbia Pipeline Group, Inc.	3,642	66,612
ConocoPhillips Co.	14,141	678,202
CONSOL Energy, Inc.	2,626	25,735
Devon Energy Corp.	4,429	164,272
EOG Resources, Inc.	6,296	458,349
EQT Corp.	1,748	113,218
Exxon Mobil Corp.	138,798	10,319,631
Hess Corp.	2,765	138,416
Kinder Morgan, Inc.	20,605	570,346
Marathon Oil Corp.	7,764	119,566
Marathon Petroleum Corp.	6,147	284,790
Murphy Oil Corp.	1,862	45,060
Newfield Exploration Co.*	1,869	61,490
Noble Energy, Inc.	4,873	147,067
Occidental Petroleum Corp.	50,758	3,357,642
ONEOK, Inc.	2,398	77,216
Phillips 66	5,490	421,852
Pioneer Natural Resources Co.	1,712	208,248
Range Resources Corp.	1,942	62,377
Royal Dutch Shell plc (ADR), Class A	322,300	15,273,797
Southwestern Energy Co.*	4,408	55,937
Spectra Energy Corp.	57,697	1,515,700
Tesoro Corp.	1,412	137,303
Total S.A. (ADR)	105,000	4,694,550
Valero Energy Corp.	5,699	342,510
Williams Cos., Inc.	82,822	3,051,991

		60,056,256

Total Energy		68,804,476

Financials (4.0%)
Banks (2.0%)
Bank of America Corp.	120,010	1,869,756
BB&T Corp.	8,938	318,193
Citigroup, Inc.	34,505	1,711,793
Comerica, Inc.	2,040	83,844
Fifth Third Bancorp	9,209	174,142
Huntington Bancshares, Inc./Ohio	9,207	97,594

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
JPMorgan Chase & Co.	108,394	$6,608,782
KeyCorp	9,640	125,416
M&T Bank Corp.	1,528	186,340
People’s United Financial, Inc.	3,554	55,904
PNC Financial Services Group, Inc.	5,888	525,210
Regions Financial Corp.	15,189	136,853
SunTrust Banks, Inc./Georgia	5,939	227,107
Toronto-Dominion Bank	25,000	985,388
U.S. Bancorp	93,977	3,853,997
Wells Fargo & Co.	176,428	9,059,578
Zions Bancorp	2,341	64,471

		26,084,368

Capital Markets (0.4%)
Affiliated Managers Group, Inc.*	623	106,527
Ameriprise Financial, Inc.	2,044	223,062
Bank of New York Mellon Corp.	12,685	496,618
BlackRock, Inc.	1,469	436,983
Charles Schwab Corp.	13,725	391,986
E*TRADE Financial Corp.*	3,327	87,600
Franklin Resources, Inc.	4,434	165,211
Goldman Sachs Group, Inc.	4,615	801,902
Invesco Ltd.	4,915	153,495
Legg Mason, Inc.	1,258	52,345
Morgan Stanley	17,467	550,210
Northern Trust Corp.	2,510	171,082
State Street Corp.	4,679	314,476
T. Rowe Price Group, Inc.	2,938	204,191

		4,155,688

Consumer Finance (0.1%)
American Express Co.	9,757	723,287
Capital One Financial Corp.	6,219	451,002
Discover Financial Services	4,991	259,482
Navient Corp.	4,288	48,197

		1,481,968

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	21,477	2,800,601
CME Group, Inc./Illinois	3,872	359,089
Intercontinental Exchange, Inc.	1,267	297,732
Leucadia National Corp.	3,867	78,345
McGraw Hill Financial, Inc.	3,124	270,226
Moody’s Corp.	1,998	196,204
Nasdaq, Inc.	1,356	72,316

		4,074,513

Insurance (0.8%)
ACE Ltd.	3,713	383,924
Aflac, Inc.	4,938	287,046
Allstate Corp.	4,590	267,321
American International Group, Inc.	14,833	842,811
Aon plc	3,211	284,527
Assurant, Inc.	766	60,522
Chubb Corp.	2,603	319,258
Cincinnati Financial Corp.	1,694	91,137
Genworth Financial, Inc., Class A*	5,703	26,348
Hartford Financial Services Group, Inc.	4,756	217,730
Lincoln National Corp.	2,877	136,542
Loews Corp.	3,289	118,864
Marsh & McLennan Cos., Inc.	6,076	317,289
MetLife, Inc.	115,557	5,448,512
Principal Financial Group, Inc.	3,143	148,790
Progressive Corp.	6,717	205,809
Prudential Financial, Inc.	5,171	394,082
Torchmark Corp.	1,334	75,238
Travelers Cos., Inc.	3,568	355,123
Unum Group	2,828	90,722
XL Group plc	3,466	125,885

		10,197,480

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	4,853	426,967
Apartment Investment & Management Co. (REIT), Class A	1,792	66,340
AvalonBay Communities, Inc. (REIT)	1,524	266,426
Boston Properties, Inc. (REIT)	1,761	208,502
Crown Castle International Corp. (REIT)	3,827	301,836
Equinix, Inc. (REIT)	653	178,530
Equity Residential (REIT)	4,174	313,551
Essex Property Trust, Inc. (REIT)	754	168,459
General Growth Properties, Inc. (REIT)	6,701	174,025
HCP, Inc. (REIT)	5,303	197,537
Host Hotels & Resorts, Inc. (REIT)	8,611	136,140
Iron Mountain, Inc. (REIT)	2,200	68,244
Kimco Realty Corp. (REIT)	4,737	115,725
Macerich Co. (REIT)	1,543	118,533
Plum Creek Timber Co., Inc. (REIT)	2,004	79,178
Prologis, Inc. (REIT)	6,009	233,750
Public Storage (REIT)	1,686	356,808
Realty Income Corp. (REIT)	2,693	127,621
Simon Property Group, Inc. (REIT)	3,548	651,839
SL Green Realty Corp. (REIT)	1,142	123,519
Ventas, Inc. (REIT)	3,812	213,701
Vornado Realty Trust (REIT)	2,032	183,733
Welltower, Inc. (REIT)	4,034	273,182
Weyerhaeuser Co. (REIT)	5,895	161,169

		5,145,315

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	3,323	106,336

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	5,525	56,189

Total Financials		51,301,857

Health Care (5.5%)
Biotechnology (0.5%)
Alexion Pharmaceuticals, Inc.*	2,593	405,519
Amgen, Inc.	8,693	1,202,416
Baxalta, Inc.	6,209	195,645
Biogen, Inc.*	2,696	786,720
Celgene Corp.*	9,063	980,345
Gilead Sciences, Inc.	16,825	1,652,047
Regeneron Pharmaceuticals, Inc.*	887	412,579
Vertex Pharmaceuticals, Inc.*	2,805	292,113

		5,927,384

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories	17,087	687,239
Baxter International, Inc.	6,254	205,444
Becton, Dickinson and Co.	2,411	319,843
Boston Scientific Corp.*	15,407	252,829
C.R. Bard, Inc.	851	158,550
DENTSPLY International, Inc.	1,603	81,064
Edwards Lifesciences Corp.*	1,233	175,295
Intuitive Surgical, Inc.*	425	195,321
Medtronic plc	16,212	1,085,231
St. Jude Medical, Inc.	3,230	203,781
Stryker Corp.	3,627	341,301
Varian Medical Systems, Inc.*	1,132	83,519
Zimmer Biomet Holdings, Inc.	1,959	184,009

		3,973,426

Health Care Providers & Services (0.4%)
Aetna, Inc.	3,997	437,312
AmerisourceBergen Corp.	2,355	223,701
Anthem, Inc.	2,999	419,860

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Cardinal Health, Inc.	3,753	$288,306
Cigna Corp.	2,952	398,579
DaVita HealthCare Partners, Inc.*	1,952	141,188
Express Scripts Holding Co.*	7,747	627,197
HCA Holdings, Inc.*	3,665	283,524
Henry Schein, Inc.*	957	127,013
Humana, Inc.	1,699	304,121
Laboratory Corp. of America Holdings*	1,154	125,174
McKesson Corp.	2,665	493,105
Patterson Cos., Inc.	996	43,077
Quest Diagnostics, Inc.	1,646	101,180
Tenet Healthcare Corp.*	1,142	42,163
UnitedHealth Group, Inc.	10,932	1,268,221
Universal Health Services, Inc., Class B	1,052	131,300

		5,455,021

Health Care Technology (0.0%)
Cerner Corp.*	3,521	211,119

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	3,800	130,454
PerkinElmer, Inc.	1,300	59,748
Thermo Fisher Scientific, Inc.	4,569	558,698
Waters Corp.*	944	111,590

		860,490

Pharmaceuticals (4.2%)
AbbVie, Inc.	18,976	1,032,484
Allergan plc*	4,513	1,226,678
AstraZeneca plc	42,000	2,665,462
Bristol-Myers Squibb Co.	23,716	1,403,987
Eli Lilly & Co.	103,784	8,685,683
Endo International plc*	2,388	165,441
Johnson & Johnson	102,945	9,609,916
Mallinckrodt plc*	1,346	86,063
Merck & Co., Inc.	147,090	7,264,775
Mylan N.V.*	4,734	190,591
Perrigo Co. plc	1,677	263,742
Pfizer, Inc.	395,702	12,429,000
Roche Holding AG	12,000	3,172,248
Sanofi S.A. (ADR)	135,000	6,408,450
Zoetis, Inc.	5,263	216,730

		54,821,250

Total Health Care		71,248,690

Industrials (4.9%)
Aerospace & Defense (1.8%)
Boeing Co.	19,123	2,504,157
General Dynamics Corp.	3,478	479,790
Honeywell International, Inc.	8,962	848,612
L-3 Communications Holdings, Inc.	921	96,263
Lockheed Martin Corp.	33,062	6,854,083
Northrop Grumman Corp.	2,149	356,626
Precision Castparts Corp.	1,577	362,253
Raytheon Co.	57,580	6,291,191
Rockwell Collins, Inc.	1,511	123,660
Textron, Inc.	3,169	119,281
United Technologies Corp.	66,495	5,917,390

		23,953,306

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	1,626	110,210
CEVA Holdings LLC*	1,065	638,916
Expeditors International of Washington, Inc.	2,169	102,051
FedEx Corp.	3,012	433,668
United Parcel Service, Inc., Class B	8,007	790,211

		2,075,056

Airlines (0.1%)
American Airlines Group, Inc.	7,702	299,069
Delta Air Lines, Inc.	9,119	409,169
Southwest Airlines Co.	7,559	287,544
United Continental Holdings, Inc.*	4,331	229,760

		1,225,542

Building Products (0.0%)
Allegion plc	1,099	63,368
Masco Corp.	3,943	99,285

		162,653

Commercial Services & Supplies (0.7%)
ADT Corp.	1,949	58,275
Cintas Corp.	1,024	87,808
Pitney Bowes, Inc.	2,315	45,953
Republic Services, Inc.	82,760	3,409,712
Stericycle, Inc.*	973	135,548
Tyco International plc	4,833	161,712
Waste Management, Inc.	97,322	4,847,609

		8,746,617

Construction & Engineering (0.0%)
Fluor Corp.	1,662	70,386
Jacobs Engineering Group, Inc.*	1,420	53,150
Quanta Services, Inc.*	2,341	56,676

		180,212

Electrical Equipment (0.1%)
AMETEK, Inc.	2,777	145,292
Eaton Corp. plc	5,360	274,968
Emerson Electric Co.	7,534	332,777
Rockwell Automation, Inc.	1,538	156,061

		909,098

Industrial Conglomerates (1.3%)
3M Co.	7,162	1,015,357
Danaher Corp.	6,817	580,877
General Electric Co.	586,744	14,797,684
Roper Technologies, Inc.	1,155	180,988

		16,574,906

Machinery (0.3%)
Caterpillar, Inc.	6,909	451,572
Cummins, Inc.	1,905	206,845
Deere & Co.	3,574	264,476
Dover Corp.	1,794	102,581
Flowserve Corp.	1,529	62,903
Illinois Tool Works, Inc.	23,778	1,957,167
Ingersoll-Rand plc	3,042	154,442
Joy Global, Inc.	1,118	16,692
PACCAR, Inc.	4,070	212,332
Parker-Hannifin Corp.	1,587	154,415
Pentair plc	2,065	105,398
Snap-on, Inc.	667	100,677
Stanley Black & Decker, Inc.	1,757	170,394
Xylem, Inc.	2,081	68,361

		4,028,255

Professional Services (0.0%)
Dun & Bradstreet Corp.	414	43,470
Equifax, Inc.	1,356	131,776
Nielsen Holdings plc	4,206	187,041
Robert Half International, Inc.	1,542	78,889

		441,176

Road & Rail (0.4%)
CSX Corp.	11,278	303,378
J.B. Hunt Transport Services, Inc.	1,053	75,184
Kansas City Southern	1,266	115,054
Norfolk Southern Corp.	3,456	264,038

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ryder System, Inc.	612	$45,313
Union Pacific Corp.	49,948	4,415,903

		5,218,870

Trading Companies & Distributors (0.0%)
Fastenal Co.	3,327	121,801
United Rentals, Inc.*	1,094	65,695
W.W. Grainger, Inc.	696	149,647

		337,143

Total Industrials		63,852,834

Information Technology (5.1%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	238,304	6,255,480
F5 Networks, Inc.*	814	94,261
Harris Corp.	1,423	104,092
Juniper Networks, Inc.	4,055	104,254
Motorola Solutions, Inc.	1,844	126,093
QUALCOMM, Inc.	71,012	3,815,475

		10,499,655

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp., Class A	3,544	180,602
Corning, Inc.	14,054	240,604
FLIR Systems, Inc.	1,608	45,008
TE Connectivity Ltd.	4,613	276,273

		742,487

Internet Software & Services (0.6%)
Akamai Technologies, Inc.*	2,048	141,435
eBay, Inc.*	12,849	314,030
Facebook, Inc., Class A*	25,906	2,328,950
Google, Inc., Class A*	6,715	4,185,094
VeriSign, Inc.*	1,145	80,791
Yahoo!, Inc.*	9,929	287,047

		7,337,347

IT Services (0.6%)
Accenture plc, Class A	7,155	703,050
Alliance Data Systems Corp.*	705	182,581
Automatic Data Processing, Inc.	5,340	429,122
Cognizant Technology Solutions Corp., Class A*	6,988	437,519
Computer Sciences Corp.	1,586	97,349
Fidelity National Information Services, Inc.	3,229	216,601
Fiserv, Inc.*	2,690	232,981
International Business Machines Corp.	10,331	1,497,685
MasterCard, Inc., Class A	11,441	1,031,063
Paychex, Inc.	3,686	175,564
PayPal Holdings, Inc.*	12,714	394,642
Teradata Corp.*	1,624	47,031
Total System Services, Inc.	1,941	88,180
Visa, Inc., Class A	22,371	1,558,364
Western Union Co.	5,863	107,645
Xerox Corp.	11,518	112,070

		7,311,447

Semiconductors & Semiconductor Equipment (1.1%)
Altera Corp.	3,468	173,678
Analog Devices, Inc.	3,596	202,850
Applied Materials, Inc.	13,764	202,193
Avago Technologies Ltd.	2,979	372,405
Broadcom Corp., Class A	6,409	329,615
First Solar, Inc.*	868	37,107
Intel Corp.	254,499	7,670,600
KLA-Tencor Corp.	1,806	90,300
Lam Research Corp.	1,814	118,509
Linear Technology Corp.	2,749	110,922
Microchip Technology, Inc.	2,420	104,278
Micron Technology, Inc.*	12,341	184,868
NVIDIA Corp.	5,871	144,720
Qorvo, Inc.*	1,715	77,261
Skyworks Solutions, Inc.	2,187	184,167
Texas Instruments, Inc.	85,967	4,257,086
Xilinx, Inc.	2,966	125,758

		14,386,317

Software (1.3%)
Activision Blizzard, Inc.	5,767	178,143
Adobe Systems, Inc.*	5,705	469,065
Autodesk, Inc.*	2,594	114,499
CA, Inc.	3,592	98,062
Citrix Systems, Inc.*	1,843	127,683
Electronic Arts, Inc.*	3,574	242,138
Intuit, Inc.	3,179	282,136
Microsoft Corp.	287,688	12,733,071
Oracle Corp.	37,281	1,346,590
Red Hat, Inc.*	2,104	151,235
Salesforce.com, Inc.*	7,113	493,856
Symantec Corp.	7,844	152,723

		16,389,201

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.	65,375	7,210,863
EMC Corp.	22,065	533,090
Hewlett-Packard Co.	20,709	530,357
NetApp, Inc.	3,441	101,854
SanDisk Corp.	2,344	127,350
Seagate Technology plc	3,463	155,142
Western Digital Corp.	2,642	209,880

		8,868,536

Total Information Technology		65,534,990

Materials (3.6%)
Chemicals (2.6%)
Agrium, Inc.	55,000	4,922,500
Air Products and Chemicals, Inc.	2,219	283,100
Airgas, Inc.	771	68,874
BASF SE	42,000	3,204,786
CF Industries Holdings, Inc.	2,672	119,973
Dow Chemical Co.	260,077	11,027,265
E.I. du Pont de Nemours & Co.	130,373	6,283,979
Eastman Chemical Co.	1,705	110,348
Ecolab, Inc.	3,045	334,097
FMC Corp.	1,532	51,950
International Flavors & Fragrances, Inc.	924	95,412
LyondellBasell Industries N.V., Class A	4,273	356,197
Monsanto Co.	5,364	457,764
Mosaic Co.	95,866	2,982,391
PPG Industries, Inc.	3,104	272,190
Praxair, Inc.	23,285	2,371,810
Sherwin-Williams Co.	909	202,507
Sigma-Aldrich Corp.	1,370	190,320

		33,335,463

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	769	116,850
Vulcan Materials Co.	1,527	136,208

		253,058

Containers & Packaging (0.0%)
Avery Dennison Corp.	1,049	59,342
Ball Corp.	1,584	98,525
Owens-Illinois, Inc.*	1,844	38,207
Sealed Air Corp.	2,360	110,637

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
WestRock Co.	3,002	$154,423

		461,134

Metals & Mining (1.0%)
Alcoa, Inc.	15,016	145,055
BHP Billiton plc	257,100	3,924,924
Freeport-McMoRan, Inc.	12,985	125,825
Goldcorp, Inc.	28,300	354,316
Newmont Mining Corp.	6,065	97,464
Nucor Corp.	3,664	137,583
Rio Tinto plc (ADR)	222,000	7,508,040

		12,293,207

Paper & Forest Products (0.0%)
International Paper Co.	4,789	180,976

Total Materials		46,523,838

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	180,214	5,871,372
BCE, Inc.	50,000	2,046,459
CenturyLink, Inc.	36,054	905,677
Frontier Communications Corp.	13,393	63,617
Level 3 Communications, Inc.*	3,305	144,395
Telstra Corp., Ltd.	800,000	3,158,192
Verizon Communications, Inc.	196,609	8,560,145

		20,749,857

Wireless Telecommunication Services (0.2%)
Vodafone Group plc	654,545	2,069,697

Total Telecommunication Services		22,819,554

Utilities (6.1%)
Electric Utilities (3.9%)
American Electric Power Co., Inc.	55,624	3,162,781
Duke Energy Corp.	135,382	9,739,381
Edison International	3,736	235,629
Entergy Corp.	2,059	134,041
Eversource Energy	3,637	184,105
Exelon Corp.	239,878	7,124,377
FirstEnergy Corp.	64,843	2,030,234
NextEra Energy, Inc.	95,707	9,336,218
Pepco Holdings, Inc.	2,906	70,383
Pinnacle West Capital Corp.	1,271	81,522
PPL Corp.	108,281	3,561,362
Southern Co.	185,414	8,288,006
Xcel Energy, Inc.	155,815	5,517,409

		49,465,448

Gas Utilities (0.0%)
AGL Resources, Inc.	1,377	84,052

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	7,828	76,636
Dynegy, Inc.*	59,983	1,239,849
NRG Energy, Inc.	3,791	56,296

		1,372,781

Multi-Utilities (2.1%)
Ameren Corp.	2,782	117,595
CenterPoint Energy, Inc.	4,933	88,992
CMS Energy Corp.	3,172	112,035
Consolidated Edison, Inc.	3,358	224,482
Dominion Resources, Inc.	93,114	6,553,363
DTE Energy Co.	2,058	165,402
NiSource, Inc.	3,644	67,596
PG&E Corp.	188,808	9,969,063
Public Service Enterprise Group, Inc.	145,800	6,146,928
SCANA Corp.	1,639	92,210
Sempra Energy	35,700	3,452,904
TECO Energy, Inc.	2,697	70,823
WEC Energy Group, Inc.	3,619	188,984

		27,250,377

Total Utilities		78,172,658

Total Common Stocks (42.4%) (Cost $424,647,161)		547,547,313

	Number of Warrants	Value (Note 1)
WARRANTS:
Utilities (0.0%)
Independent Power and Renewable Electricity Producers (0.0%)
Dynegy, Inc., expiring 10/2/17* (Cost $—)	13,973	16,069

Total Investments (86.4%) (Cost $1,006,262,249)		1,117,064,024
Other Assets Less Liabilities (13.6%)		176,163,228

Net Assets (100%)		$1,293,227,252

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $80,538,844 or 6.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2015.

Glossary:

ADR — American Depositary Receipt

AGM — Insured by Assured Guaranty Municipal Corp.

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	1,313	December-15	$128,063,003	$125,306,155	$(2,756,848)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$49,730,197	$—	$—		$49,730,197
Consumer Staples	29,558,219	—	—		29,558,219
Energy	68,804,476	—	—		68,804,476
Financials	51,301,857	—	—		51,301,857
Health Care	65,410,980	5,837,710	—		71,248,690
Industrials	63,213,918	—	638,916		63,852,834
Information Technology	65,534,990	—	—		65,534,990
Materials	39,394,128	7,129,710	—		46,523,838
Telecommunication Services	16,212,802	6,606,752	—		22,819,554
Utilities	78,172,658	—	—		78,172,658
Convertible Bonds
Consumer Discretionary	1,186,200	—	—		1,186,200
Energy	—	2,520,000	—		2,520,000
Convertible Preferred Stocks
Energy	533,000	—	—		533,000
Financials	14,846,670	—	—		14,846,670
Health Care	1,886,920	—	—		1,886,920
Materials	2,004,000	—	—		2,004,000
Utilities	7,090,406	—	—		7,090,406
Corporate Bonds
Consumer Discretionary	—	49,109,730	—		49,109,730
Consumer Staples	—	10,463,852	—		10,463,852
Energy	—	37,113,234	—		37,113,234
Financials	—	75,394,764	—		75,394,764
Health Care	—	23,456,642	—		23,456,642
Industrials	—	15,507,364	—		15,507,364
Information Technology	—	27,304,990	—		27,304,990
Materials	—	13,775,060	—		13,775,060
Telecommunication Services	—	39,331,518	—		39,331,518
Utilities	—	25,603,399	—		25,603,399
Government Securities
Foreign Governments	—	7,718,773	—		7,718,773
Municipal Bonds	—	579,357	—		579,357
Supranational	—	9,989,219	—		9,989,219
U.S. Government Agencies	—	13,950,821	—		13,950,821
U.S. Treasuries	—	188,501,166	—		188,501,166
Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—
Financials	763,200	—	—		763,200
Industrials	—	—	870,357		870,357
Warrants
Utilities	16,069	—	—		16,069

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Total Assets	$555,660,690	$559,894,061	$1,509,273	$1,117,064,024

Liabilities:
Futures	$(2,756,848)	$—	$—	$(2,756,848)

Total Liabilities	$(2,756,848)	$—	$—	$(2,756,848)

Total	$552,903,842	$559,894,061	$1,509,273	$1,114,307,176

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$171,493,891
Aggregate gross unrealized depreciation	(61,081,473)

Net unrealized appreciation	$110,412,418

Federal income tax cost of investments	$1,006,651,606

See Notes to Portfolio of Investments.

22

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.1%)
Auto Components (1.8%)
American Axle & Manufacturing Holdings, Inc.*	5,324	$106,161
Cooper Tire & Rubber Co.	4,019	158,791
Cooper-Standard Holding, Inc.*	959	55,622
Dana Holding Corp.	11,407	181,143
Dorman Products, Inc.*	1,877	95,521
Drew Industries, Inc.	39,103	2,135,415
Federal-Mogul Holdings Corp.*	2,122	14,493
Fox Factory Holding Corp.*	1,147	19,338
Gentex Corp.	107,400	1,664,700
Gentherm, Inc.*	2,501	112,345
Horizon Global Corp.*	1,283	11,316
Metaldyne Performance Group, Inc.	783	16,451
Modine Manufacturing Co.*	3,378	26,585
Motorcar Parts of America, Inc.*	1,262	39,551
Remy International, Inc.	1,996	58,383
Standard Motor Products, Inc.	1,400	48,832
Stoneridge, Inc.*	1,952	24,088
Strattec Security Corp.	257	16,206
Superior Industries International, Inc.	1,596	29,813
Tenneco, Inc.*	4,293	192,198
Tower International, Inc.*	1,494	35,497

		5,042,449

Automobiles (0.9%)
Thor Industries, Inc.	35,100	1,818,180
Winnebago Industries, Inc.	42,159	807,345

		2,625,525

Distributors (0.1%)
Core-Mark Holding Co., Inc.	1,608	105,244
Fenix Parts, Inc.*	956	6,386
Pool Corp.	3,060	221,238
VOXX International Corp.*	1,386	10,284
Weyco Group, Inc.	441	11,925

		355,077

Diversified Consumer Services (0.5%)
2U, Inc.*	1,685	60,492
American Public Education, Inc.*	1,216	28,515
Apollo Education Group, Inc.*	6,489	71,768
Ascent Capital Group, Inc., Class A*	947	25,929
Bridgepoint Education, Inc.*	1,162	8,854
Bright Horizons Family Solutions, Inc.*	2,631	169,015
Cambium Learning Group, Inc.*	911	4,346
Capella Education Co.	861	42,637
Career Education Corp.*	4,653	17,495
Carriage Services, Inc.	1,182	25,519
Chegg, Inc.*	5,353	38,595
Collectors Universe, Inc.	507	7,646
DeVry Education Group, Inc.	4,438	120,758
Grand Canyon Education, Inc.*	3,298	125,291
Houghton Mifflin Harcourt Co.*	9,622	195,423
K12, Inc.*	2,402	29,881
Liberty Tax, Inc.	392	9,130
LifeLock, Inc.*	6,666	58,394
Regis Corp.*	2,912	38,147
Sotheby’s, Inc.	4,346	138,985
Steiner Leisure Ltd.*	912	57,620
Strayer Education, Inc.*	769	42,272
Universal Technical Institute, Inc.	1,420	4,984
Weight Watchers International, Inc.*	2,071	13,213

		1,334,909

Hotels, Restaurants & Leisure (1.5%)
Belmond Ltd., Class A*	6,926	70,022
Biglari Holdings, Inc.*	117	42,792
BJ’s Restaurants, Inc.*	1,517	65,277
Bloomin’ Brands, Inc.	8,693	158,039
Bob Evans Farms, Inc.	1,549	67,149
Bojangles’, Inc.*	591	9,988
Boyd Gaming Corp.*	5,620	91,606
Bravo Brio Restaurant Group, Inc.*	1,052	11,856
Buffalo Wild Wings, Inc.*	1,331	257,455
Caesars Acquisition Co., Class A*	3,271	23,224
Caesars Entertainment Corp.*	3,916	23,065
Carrols Restaurant Group, Inc.*	2,489	29,619
Cheesecake Factory, Inc.	3,422	184,651
Churchill Downs, Inc.	955	127,789
Chuy’s Holdings, Inc.*	1,148	32,603
ClubCorp Holdings, Inc.	3,111	66,762
Cracker Barrel Old Country Store, Inc.	1,341	197,502
Dave & Buster’s Entertainment, Inc.*	1,611	60,944
Del Frisco’s Restaurant Group, Inc.*	1,665	23,127
Denny’s Corp.*	5,920	65,298
Diamond Resorts International, Inc.*	2,979	69,679
DineEquity, Inc.	1,194	109,442
El Pollo Loco Holdings, Inc.*	953	10,273
Eldorado Resorts, Inc.*	2,054	18,527
Empire Resorts, Inc.*	951	4,004
Fiesta Restaurant Group, Inc.*	1,870	84,842
Fogo De Chao, Inc.*	308	4,805
Habit Restaurants, Inc., Class A*	804	17,214
International Speedway Corp., Class A	1,969	62,457
Interval Leisure Group, Inc.	2,771	50,876
Intrawest Resorts Holdings, Inc.*	1,264	10,946
Isle of Capri Casinos, Inc.*	1,609	28,061
J Alexander’s Holdings, Inc.*	978	9,746
Jack in the Box, Inc.	2,620	201,845
Jamba, Inc.*	984	14,022
Kona Grill, Inc.*	580	9,135
Krispy Kreme Doughnuts, Inc.*	4,589	67,137
La Quinta Holdings, Inc.*	6,603	104,195
Marcus Corp.	1,284	24,833
Marriott Vacations Worldwide Corp.	1,837	125,173
Monarch Casino & Resort, Inc.*	746	13,406
Morgans Hotel Group Co.*	2,076	6,892
Noodles & Co.*	699	9,898
Papa John’s International, Inc.	2,032	139,151
Papa Murphy’s Holdings, Inc.*	643	9,439
Penn National Gaming, Inc.*	5,635	94,555
Pinnacle Entertainment, Inc.*	3,717	125,783
Planet Fitness, Inc., Class A*	1,089	18,665
Popeyes Louisiana Kitchen, Inc.*	1,617	91,134
Potbelly Corp.*	1,530	16,845
Red Robin Gourmet Burgers, Inc.*	985	74,604
Ruby Tuesday, Inc.*	4,415	27,417
Ruth’s Hospitality Group, Inc.	2,454	39,853
Scientific Games Corp., Class A*	3,571	37,317
SeaWorld Entertainment, Inc.	4,850	86,378
Shake Shack, Inc., Class A*	407	19,292
Sonic Corp.	3,648	83,722
Speedway Motorsports, Inc.	807	14,566
Texas Roadhouse, Inc.	4,904	182,429
Vail Resorts, Inc.	2,557	267,667
Wingstop, Inc.*	444	10,647

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Zoe’s Kitchen, Inc.*	1,363	$53,825

		4,059,465

Household Durables (2.5%)
Bassett Furniture Industries, Inc.	751	20,915
Beazer Homes USA, Inc.*	2,300	30,659
Cavco Industries, Inc.*	628	42,761
Century Communities, Inc.*	1,091	21,656
CSS Industries, Inc.	674	17,753
Ethan Allen Interiors, Inc.	1,795	47,406
Flexsteel Industries, Inc.	396	12,375
Green Brick Partners, Inc.*	1,435	15,541
Helen of Troy Ltd.*	4,594	410,244
Hooker Furniture Corp.	58,743	1,382,810
Hovnanian Enterprises, Inc., Class A*	8,604	15,229
Installed Building Products, Inc.*	1,416	35,796
iRobot Corp.*	2,108	61,427
KB Home	5,846	79,213
La-Z-Boy, Inc.	107,249	2,848,533
LGI Homes, Inc.*	998	27,136
Libbey, Inc.	1,547	50,448
Lifetime Brands, Inc.	821	11,478
M.D.C. Holdings, Inc.	2,737	71,655
M/I Homes, Inc.*	53,732	1,267,001
Meritage Homes Corp.*	2,788	101,818
NACCO Industries, Inc., Class A	295	14,027
New Home Co., Inc.*	641	8,301
Ryland Group, Inc.	3,308	135,066
Skullcandy, Inc.*	1,583	8,754
Standard Pacific Corp.*	10,311	82,488
Taylor Morrison Home Corp., Class A*	2,349	43,832
TRI Pointe Group, Inc.*	11,325	148,244
Universal Electronics, Inc.*	1,118	46,990
WCI Communities, Inc.*	1,111	25,142
William Lyon Homes, Class A*	1,412	29,087
ZAGG, Inc.*	2,069	14,049

		7,127,834

Internet & Catalog Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	1,803	16,407
Blue Nile, Inc.*	840	28,174
Etsy, Inc.*	1,411	19,316
EVINE Live, Inc.*	3,557	9,319
FTD Cos., Inc.*	1,302	38,800
HSN, Inc.	2,273	130,106
Lands’ End, Inc.*	1,162	31,386
Liberty TripAdvisor Holdings, Inc., Class A*	5,182	114,885
Nutrisystem, Inc.	2,038	54,048
Overstock.com, Inc.*	751	12,887
PetMed Express, Inc.	1,422	22,894
Shutterfly, Inc.*	2,659	95,059
Travelport Worldwide Ltd.	7,362	97,326
Wayfair, Inc., Class A*	1,415	49,610
zulily, Inc., Class A*	4,627	80,510

		800,727

Leisure Products (1.1%)
Arctic Cat, Inc.	916	20,317
Black Diamond, Inc.*	1,601	10,054
BRP, Inc.*	81,200	1,540,640
Brunswick Corp.	23,200	1,111,048
Callaway Golf Co.	5,563	46,451
Escalade, Inc.	668	10,554
JAKKS Pacific, Inc.*	1,330	11,332
Johnson Outdoors, Inc., Class A	334	7,047
Malibu Boats, Inc., Class A*	1,256	17,559
Marine Products Corp.	745	5,170
MCBC Holdings, Inc.*	407	5,275
Nautilus, Inc.*	2,234	33,510
Performance Sports Group Ltd.*	3,202	42,971
Smith & Wesson Holding Corp.*	3,820	64,443
Sturm Ruger & Co., Inc.	1,324	77,706

		3,004,077

Media (0.6%)
AMC Entertainment Holdings, Inc., Class A	1,482	37,331
Carmike Cinemas, Inc.*	1,735	34,856
Central European Media Enterprises Ltd., Class A*	5,269	11,381
Crown Media Holdings, Inc., Class A*	2,351	12,578
Cumulus Media, Inc., Class A*	10,139	7,136
Daily Journal Corp.*	77	14,337
DreamWorks Animation SKG, Inc., Class A*	5,370	93,706
Entercom Communications Corp., Class A*	1,789	18,176
Entravision Communications Corp., Class A	4,525	30,046
Eros International plc*	1,988	54,054
EW Scripps Co., Class A	4,176	73,790
Global Eagle Entertainment, Inc.*	3,264	37,471
Gray Television, Inc.*	4,459	56,897
Harte-Hanks, Inc.	3,477	12,274
Hemisphere Media Group, Inc.*	748	10,173
IMAX Corp.*	4,229	142,898
Journal Media Group, Inc.	1,702	12,765
Loral Space & Communications, Inc.*	920	43,313
Martha Stewart Living Omnimedia, Inc., Class A*	2,125	12,665
MDC Partners, Inc., Class A	3,083	56,820
Media General, Inc.*	6,793	95,034
Meredith Corp.	2,565	109,218
National CineMedia, Inc.	4,424	59,370
New Media Investment Group, Inc.	3,164	48,915
New York Times Co., Class A	9,622	113,636
Nexstar Broadcasting Group, Inc., Class A	2,190	103,696
Reading International, Inc., Class A*	1,155	14,634
Rentrak Corp.*	897	48,501
Saga Communications, Inc., Class A	239	8,033
Scholastic Corp.	1,882	73,323
SFX Entertainment, Inc.*	3,301	1,683
Sinclair Broadcast Group, Inc., Class A	4,643	117,561
Sizmek, Inc.*	1,460	8,745
Time, Inc.	7,736	147,371
Townsquare Media, Inc., Class A*	527	5,149
Tribune Publishing Co.	1,875	14,700
World Wrestling Entertainment, Inc., Class A	2,142	36,200

		1,778,436

Multiline Retail (0.2%)
Big Lots, Inc.	3,469	166,235
Burlington Stores, Inc.*	5,310	271,022
Fred’s, Inc., Class A	2,614	30,976
Ollie’s Bargain Outlet Holdings, Inc.*	643	10,397
Tuesday Morning Corp.*	3,110	16,825

		495,455

Specialty Retail (4.6%)
Abercrombie & Fitch Co., Class A	4,901	103,852
American Eagle Outfitters, Inc.	13,761	215,084

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
America’s Car-Mart, Inc.*	597	$19,755
Asbury Automotive Group, Inc.*	1,911	155,078
Ascena Retail Group, Inc.*	11,940	166,085
Barnes & Noble Education, Inc.*	2,263	28,763
Barnes & Noble, Inc.	3,581	43,366
bebe stores, Inc.	1,742	1,637
Big 5 Sporting Goods Corp.	1,297	13,463
Boot Barn Holdings, Inc.*	844	15,555
Buckle, Inc.	1,958	72,387
Build-A-Bear Workshop, Inc.*	1,011	19,098
Caleres, Inc.	45,877	1,400,625
Cato Corp., Class A	40,452	1,376,582
Chico’s FAS, Inc.	10,105	158,952
Children’s Place, Inc.	1,429	82,410
Christopher & Banks Corp.*	2,740	3,041
Citi Trends, Inc.	1,090	25,484
Conn’s, Inc.*	1,939	46,614
Container Store Group, Inc.*	1,134	15,967
Destination XL Group, Inc.*	2,591	15,054
Express, Inc.*	5,911	105,630
Finish Line, Inc., Class A	3,251	62,744
Five Below, Inc.*	3,794	127,402
Francesca’s Holdings Corp.*	3,003	36,727
Genesco, Inc.*	20,100	1,147,107
Group 1 Automotive, Inc.	10,133	862,825
Guess?, Inc.	4,369	93,322
Haverty Furniture Cos., Inc.	1,439	33,788
Hibbett Sports, Inc.*	1,763	61,723
Kirkland’s, Inc.	1,218	26,236
Lithia Motors, Inc., Class A	1,595	172,435
Lumber Liquidators Holdings, Inc.*	1,919	25,216
MarineMax, Inc.*	1,752	24,756
Mattress Firm Holding Corp.*	1,451	60,594
Men’s Wearhouse, Inc.	46,297	1,968,548
Monro Muffler Brake, Inc.	2,226	150,366
Outerwall, Inc.	1,313	74,749
Party City Holdco, Inc.*	1,788	28,554
Pep Boys-Manny, Moe & Jack*	196,295	2,392,836
Pier 1 Imports, Inc.	6,389	44,084
Rent-A-Center, Inc.	3,679	89,216
Restoration Hardware Holdings, Inc.*	2,344	218,719
Select Comfort Corp.*	3,626	79,337
Shoe Carnival, Inc.	1,052	25,038
Sonic Automotive, Inc., Class A	2,349	47,967
Sportsman’s Warehouse Holdings, Inc.*	1,307	16,102
Stage Stores, Inc.	2,264	22,278
Stein Mart, Inc.	1,927	18,653
Systemax, Inc.*	797	5,969
Tile Shop Holdings, Inc.*	1,926	23,073
Tilly’s, Inc., Class A*	807	5,939
Vitamin Shoppe, Inc.*	2,111	68,903
West Marine, Inc.*	76,666	673,127
Winmark Corp.	161	16,570
Zumiez, Inc.*	1,305	20,397

		12,809,782

Textiles, Apparel & Luxury Goods (1.0%)
Cherokee, Inc.*	587	9,110
Columbia Sportswear Co.	1,994	117,227
Crocs, Inc.*	128,237	1,657,463
Culp, Inc.	719	23,058
Deckers Outdoor Corp.*	2,296	133,306
G-III Apparel Group Ltd.*	2,798	172,525
Iconix Brand Group, Inc.*	3,393	45,873
Movado Group, Inc.	1,141	29,472
Oxford Industries, Inc.	1,036	76,540
Perry Ellis International, Inc.*	890	19,545
Sequential Brands Group, Inc.*	1,763	25,511
Steven Madden Ltd.*	3,931	143,953
Superior Uniform Group, Inc.	505	9,055
Tumi Holdings, Inc.*	3,960	69,775
Unifi, Inc.*	1,051	31,330
Vera Bradley, Inc.*	1,498	18,890
Vince Holding Corp.*	1,073	3,680
Wolverine World Wide, Inc.	7,226	156,371

		2,742,684

Total Consumer Discretionary		42,176,420

Consumer Staples (2.9%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	640	134,790
Castle Brands, Inc.*	4,542	5,995
Coca-Cola Bottling Co. Consolidated	330	63,815
Craft Brew Alliance, Inc.*	776	6,185
MGP Ingredients, Inc.	754	12,072
National Beverage Corp.*	778	23,908

		246,765

Food & Staples Retailing (0.4%)
Andersons, Inc.	2,009	68,427
Casey’s General Stores, Inc.	2,722	280,148
Chefs’ Warehouse, Inc.*	1,306	18,493
Fairway Group Holdings Corp.*	1,490	1,564
Fresh Market, Inc.*	3,052	68,945
Ingles Markets, Inc., Class A	946	45,247
Natural Grocers by Vitamin Cottage, Inc.*	647	14,680
PriceSmart, Inc.	1,360	105,182
Smart & Final Stores, Inc.*	1,716	26,958
SpartanNash Co.	2,661	68,787
SUPERVALU, Inc.*	18,359	131,818
United Natural Foods, Inc.*	3,501	169,834
Village Super Market, Inc., Class A	503	11,876
Weis Markets, Inc.	762	31,814

		1,043,773

Food Products (2.2%)
Alico, Inc.	269	10,919
Amplify Snack Brands, Inc.*	1,053	11,278
Arcadia Biosciences, Inc.*	577	1,760
B&G Foods, Inc.	4,077	148,607
Boulder Brands, Inc.*	3,877	31,753
Calavo Growers, Inc.	1,036	46,247
Cal-Maine Foods, Inc.	2,198	120,033
Darling Ingredients, Inc.*	11,582	130,182
Dean Foods Co.	6,599	109,015
Diamond Foods, Inc.*	1,864	57,523
Farmer Bros Co.*	521	14,197
Fresh Del Monte Produce, Inc.	2,323	91,782
Freshpet, Inc.*	1,450	15,225
GrainCorp Ltd., Class A	200,000	1,273,544
Inventure Foods, Inc.*	1,372	12,183
J&J Snack Foods Corp.	1,039	118,093
John B. Sanfilippo & Son, Inc.	594	30,448
Lancaster Colony Corp.	1,292	125,944
Landec Corp.*	1,912	22,313
Lifeway Foods, Inc.*	327	3,427
Limoneira Co.	791	13,233
Maple Leaf Foods, Inc.	177,800	2,935,132
Omega Protein Corp.*	1,493	25,336
Post Holdings, Inc.*	4,319	255,253
Sanderson Farms, Inc.	1,575	107,998
Seaboard Corp.*	18	55,422
Seneca Foods Corp., Class A*	532	14,018

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Snyder’s-Lance, Inc.	3,406	$114,884
Tootsie Roll Industries, Inc.	1,279	40,020
TreeHouse Foods, Inc.*	3,015	234,537

		6,170,306

Household Products (0.1%)
Central Garden & Pet Co., Class A*	2,889	46,542
HRG Group, Inc.*	5,497	64,480
Oil-Dri Corp. of America	329	7,534
Orchids Paper Products Co.	672	17,539
WD-40 Co.	1,028	91,564

		227,659

Personal Products (0.0%)
Elizabeth Arden, Inc.*	1,852	21,650
Inter Parfums, Inc.	1,187	29,449
Medifast, Inc.*	800	21,488
Natural Health Trends Corp.	572	18,693
Nature’s Sunshine Products, Inc.	705	8,446
Nutraceutical International Corp.*	656	15,488
Revlon, Inc., Class A*	820	24,149
Synutra International, Inc.*	1,505	7,149
USANA Health Sciences, Inc.*	409	54,818

		201,330

Tobacco (0.1%)
Universal Corp.	1,603	79,461
Vector Group Ltd.	6,054	136,876

		216,337

Total Consumer Staples		8,106,170

Energy (2.9%)
Energy Equipment & Services (1.7%)
Atwood Oceanics, Inc.	4,584	67,889
Basic Energy Services, Inc.*	3,002	9,907
Bristow Group, Inc.	34,567	904,273
C&J Energy Services Ltd.*	3,970	13,974
CARBO Ceramics, Inc.	1,381	26,225
Era Group, Inc.*	1,446	21,647
Exterran Holdings, Inc.	4,779	86,022
Fairmount Santrol Holdings, Inc.*	4,530	12,231
Forum Energy Technologies, Inc.*	4,193	51,197
Geospace Technologies Corp.*	926	12,788
Gulfmark Offshore, Inc., Class A	1,843	11,261
Helix Energy Solutions Group, Inc.*	65,809	315,225
Hornbeck Offshore Services, Inc.*	2,285	30,916
Hunting plc	139,200	845,409
Independence Contract Drilling, Inc.*	1,127	5,612
ION Geophysical Corp.*	9,678	3,774
Key Energy Services, Inc.*	9,112	4,283
Matrix Service Co.*	1,878	42,199
McDermott International, Inc.*	16,910	72,713
Natural Gas Services Group, Inc.*	881	17,003
Newpark Resources, Inc.*	5,986	30,648
Nordic American Offshore Ltd.	1,245	7,470
North Atlantic Drilling Ltd.*	4,554	3,507
Oil States International, Inc.*	29,065	759,468
Parker Drilling Co.*	8,690	22,855
PHI, Inc. (Non-Voting)*	878	16,577
Pioneer Energy Services Corp.*	4,456	9,358
RigNet, Inc.*	828	21,114
SEACOR Holdings, Inc.*	1,268	75,839
Seventy Seven Energy, Inc.*	3,974	5,484
Tesco Corp.	2,702	19,292
TETRA Technologies, Inc.*	5,639	33,326
Tidewater, Inc.	3,324	43,677
U.S. Silica Holdings, Inc.	3,772	53,147
Unit Corp.*	83,653	941,933

		4,598,243

Oil, Gas & Consumable Fuels (1.2%)
Abraxas Petroleum Corp.*	6,790	8,691
Adams Resources & Energy, Inc.	144	5,904
Alon USA Energy, Inc.	2,212	39,971
Approach Resources, Inc.*	2,575	4,815
Ardmore Shipping Corp.	1,226	14,810
Bill Barrett Corp.*	3,501	11,553
Bonanza Creek Energy, Inc.*	3,510	14,286
Callon Petroleum Co.*	4,682	34,132
Carrizo Oil & Gas, Inc.*	3,584	109,455
Clayton Williams Energy, Inc.*	416	16,145
Clean Energy Fuels Corp.*	5,018	22,581
Cloud Peak Energy, Inc.*	4,290	11,283
Contango Oil & Gas Co.*	1,188	9,029
Delek U.S. Holdings, Inc.	4,005	110,939
DHT Holdings, Inc.	6,600	48,972
Dorian LPG Ltd.*	1,754	18,084
Earthstone Energy, Inc.*	74	1,125
Eclipse Resources Corp.*	3,333	6,499
Energen Corp.	21,600	1,076,976
Energy Fuels, Inc.*	2,953	8,593
Energy XXI Ltd.	6,545	6,872
Erin Energy Corp.*	923	3,618
Evolution Petroleum Corp.	1,671	9,274
EXCO Resources, Inc.*	11,299	8,474
Frontline Ltd.*	7,677	20,651
GasLog Ltd.	2,943	28,312
Gastar Exploration, Inc.*	5,713	6,570
Gener8 Maritime, Inc.*	1,095	11,990
Green Plains, Inc.	2,687	52,289
Halcon Resources Corp.*	25,970	13,764
Hallador Energy Co.	703	4,886
Isramco, Inc.*	62	6,159
Jones Energy, Inc., Class A*	2,061	9,872
Magnum Hunter Resources Corp.*	14,875	5,058
Matador Resources Co.*	5,106	105,899
Navios Maritime Acquisition Corp.	5,810	20,451
Nordic American Tankers Ltd.	6,299	95,745
Northern Oil and Gas, Inc.*	4,378	19,351
Oasis Petroleum, Inc.*	9,841	85,420
Pacific Ethanol, Inc.*	2,202	14,291
Panhandle Oil and Gas, Inc., Class A	1,155	18,665
Par Petroleum Corp.*	1,112	23,163
Parsley Energy, Inc., Class A*	6,432	96,930
PDC Energy, Inc.*	2,799	148,375
Peabody Energy Corp.	19,647	27,113
Penn Virginia Corp.*	4,914	2,604
Renewable Energy Group, Inc.*	3,113	25,776
REX American Resources Corp.*	393	19,894
Rex Energy Corp.*	3,346	6,926
Ring Energy, Inc.*	1,655	16,335
RSP Permian, Inc.*	4,104	83,106
Sanchez Energy Corp.*	3,774	23,210
SandRidge Energy, Inc.*	30,511	8,238
Scorpio Tankers, Inc.	12,593	115,478
SemGroup Corp., Class A	3,078	133,093
Ship Finance International Ltd.	4,110	66,788
Solazyme, Inc.*	5,660	14,716
Stone Energy Corp.*	4,043	20,053
Synergy Resources Corp.*	7,341	71,942
Teekay Tankers Ltd., Class A	6,550	45,195
TransAtlantic Petroleum Ltd.*	1,710	4,343
Triangle Petroleum Corp.*	3,358	4,768
Ultra Petroleum Corp.*	10,852	69,344
Uranium Energy Corp.*	6,415	6,415
W&T Offshore, Inc.	2,554	7,662

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Western Refining, Inc.	5,003	$220,732
Westmoreland Coal Co.*	1,259	17,739

		3,401,392

Total Energy		7,999,635

Financials (19.0%)
Banks (4.6%)
1st Source Corp.	1,141	35,143
Access National Corp.	479	9,757
American National Bankshares, Inc.	594	13,929
Ameris Bancorp	2,279	65,521
Ames National Corp.	601	13,781
Arrow Financial Corp.	752	20,071
Banc of California, Inc.	2,568	31,509
BancFirst Corp.	502	31,676
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,124	49,171
Bancorp, Inc.*	2,389	18,204
BancorpSouth, Inc.	6,785	161,279
Bank of Marin Bancorp/California	414	19,868
Bank of the Ozarks, Inc.	5,462	239,017
Banner Corp.	1,489	71,130
Bar Harbor Bankshares	455	14,555
BBCN Bancorp, Inc.	5,552	83,391
Berkshire Hills Bancorp, Inc.	2,104	57,944
Blue Hills Bancorp, Inc.	2,005	27,769
BNC Bancorp	1,968	43,749
Boston Private Financial Holdings, Inc.	5,889	68,901
Bridge Bancorp, Inc.	1,015	27,111
Bryn Mawr Bank Corp.	1,260	39,148
BSB Bancorp, Inc./Massachusetts*	620	13,107
C1 Financial, Inc.*	412	7,849
Camden National Corp.	536	21,654
Capital Bank Financial Corp., Class A*	1,563	47,249
Capital City Bank Group, Inc.	769	11,473
Cardinal Financial Corp.	2,278	52,417
Cascade Bancorp*	2,034	11,004
Cathay General Bancorp	5,615	168,225
CenterState Banks, Inc.	3,155	46,378
Central Pacific Financial Corp.	1,632	34,223
Century Bancorp, Inc./Massachusetts, Class A	234	9,538
Chemical Financial Corp.	53,073	1,716,912
Citizens & Northern Corp.	825	16,104
City Holding Co.	1,061	52,307
CNB Financial Corp./Pennsylvania	1,024	18,606
CoBiz Financial, Inc.	2,598	33,800
Columbia Banking System, Inc.	4,023	125,558
Community Bank System, Inc.	2,830	105,191
Community Trust Bancorp, Inc.	1,096	38,919
CommunityOne Bancorp*	867	9,424
ConnectOne Bancorp, Inc.	2,131	41,128
CU Bancorp*	1,156	25,964
Customers Bancorp, Inc.*	1,927	49,524
CVB Financial Corp.	7,414	123,814
Eagle Bancorp, Inc.*	2,087	94,959
Enterprise Bancorp, Inc./Massachusetts	523	10,967
Enterprise Financial Services Corp.	1,411	35,515
F.N.B. Corp./Pennsylvania	12,152	157,368
Farmers Capital Bank Corp.*	524	13,021
FCB Financial Holdings, Inc., Class A*	1,984	64,718
Fidelity Southern Corp.	1,262	26,679
Financial Institutions, Inc.	989	24,507
First Bancorp, Inc./Maine	718	13,714
First Bancorp/North Carolina	1,433	24,361
First BanCorp/Puerto Rico*	8,258	29,398
First Busey Corp.	1,690	33,580
First Business Financial Services, Inc.	588	13,830
First Citizens BancShares, Inc./North Carolina, Class A	544	122,944
First Commonwealth Financial Corp.	6,273	57,022
First Community Bancshares, Inc./Virginia	1,153	20,639
First Connecticut Bancorp, Inc./Connecticut	1,201	19,360
First Financial Bancorp	4,295	81,949
First Financial Bankshares, Inc.	4,470	142,057
First Financial Corp./Indiana	776	25,104
First Interstate BancSystem, Inc., Class A	1,363	37,946
First Merchants Corp.	2,627	68,880
First Midwest Bancorp, Inc./Illinois	5,456	95,698
First NBC Bank Holding Co.*	1,082	37,913
First of Long Island Corp.	867	23,435
FirstMerit Corp.	11,602	205,007
Flushing Financial Corp.	1,997	39,980
Franklin Financial Network, Inc.*	386	8,627
Fulton Financial Corp.	12,374	149,725
German American Bancorp, Inc.	937	27,426
Glacier Bancorp, Inc.	5,287	139,524
Great Southern Bancorp, Inc.	711	30,786
Great Western Bancorp, Inc.	2,841	72,076
Green Bancorp, Inc.*	699	8,011
Guaranty Bancorp	1,046	17,228
Hampton Roads Bankshares, Inc.*	1,859	3,532
Hancock Holding Co.	5,471	147,991
Hanmi Financial Corp.	2,259	56,927
Heartland Financial USA, Inc.	1,262	45,798
Heritage Commerce Corp.	1,438	16,307
Heritage Financial Corp./Washington	2,143	40,331
Heritage Oaks Bancorp	1,729	13,763
Hilltop Holdings, Inc.*	5,334	105,667
Home BancShares, Inc./Arkansas	3,979	161,150
HomeTrust Bancshares, Inc.*	1,317	24,430
Horizon Bancorp/Indiana	792	18,810
IBERIABANK Corp.	2,653	154,431
Independent Bank Corp./Massachusetts	1,837	84,686
Independent Bank Corp./Michigan	1,502	22,170
Independent Bank Group, Inc.	683	26,248
International Bancshares Corp.	3,774	94,463
Investors Bancorp, Inc.	24,357	300,565
Lakeland Bancorp, Inc.	2,709	30,097
Lakeland Financial Corp.	2,169	97,930
LegacyTexas Financial Group, Inc.	3,340	101,803
Live Oak Bancshares, Inc.	267	5,244
MainSource Financial Group, Inc.	1,529	31,130
MB Financial, Inc.	5,270	172,013
Mercantile Bank Corp.	1,189	24,707
Merchants Bancshares, Inc./Vermont	336	9,878
Metro Bancorp, Inc.	855	25,128
MidWestOne Financial Group, Inc.	553	16,181
National Bank Holdings Corp., Class A	2,494	51,202
National Bankshares, Inc./Virginia	462	14,373
National Commerce Corp.*	412	9,880
National Penn Bancshares, Inc.	9,911	116,454
NBT Bancorp, Inc.	3,066	82,598

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
NewBridge Bancorp	2,513	$21,436
OFG Bancorp	3,211	28,032
Old National Bancorp/Indiana	8,199	114,212
Old Second Bancorp, Inc.*	1,744	10,865
Opus Bank	726	27,762
Pacific Continental Corp.	1,360	18,102
Pacific Premier Bancorp, Inc.*	1,503	30,541
Park National Corp.	912	82,281
Park Sterling Corp.	3,251	22,107
Peapack-Gladstone Financial Corp.	1,102	23,329
Penns Woods Bancorp, Inc.	316	12,931
Peoples Bancorp, Inc./Ohio	29,621	615,821
Peoples Financial Services Corp.	526	18,373
People’s Utah Bancorp	88	1,435
Pinnacle Financial Partners, Inc.	2,516	124,316
Preferred Bank/California	817	25,817
PrivateBancorp, Inc.	5,489	210,393
Prosperity Bancshares, Inc.	4,916	241,425
QCR Holdings, Inc.	834	18,240
Renasant Corp.	2,822	92,703
Republic Bancorp, Inc./Kentucky, Class A	703	17,259
S&T Bancorp, Inc.	2,423	79,038
Sandy Spring Bancorp, Inc.	1,756	45,972
Seacoast Banking Corp. of Florida*	1,617	23,738
ServisFirst Bancshares, Inc.	1,562	64,870
Sierra Bancorp	841	13,422
Simmons First National Corp., Class A	2,080	99,694
South State Corp.	1,697	130,448
Southside Bancshares, Inc.	1,806	49,755
Southwest Bancorp, Inc./Oklahoma	1,395	22,892
Square 1 Financial, Inc., Class A*	1,195	30,682
State Bank Financial Corp.	2,497	51,638
Sterling Bancorp/Delaware	8,446	125,592
Stock Yards Bancorp, Inc.	1,038	37,731
Stonegate Bank	785	24,971
Suffolk Bancorp	805	21,993
Sun Bancorp, Inc./New Jersey*	651	12,493
Talmer Bancorp, Inc., Class A	3,528	58,741
Texas Capital Bancshares, Inc.*	3,215	168,530
Tompkins Financial Corp.	1,059	56,508
Towne Bank/Virginia	3,186	60,056
TriCo Bancshares	1,610	39,558
TriState Capital Holdings, Inc.*	1,543	19,241
Triumph Bancorp, Inc.*	1,045	17,556
Trustmark Corp.	4,695	108,783
UMB Financial Corp.	2,750	139,728
Umpqua Holdings Corp.	15,492	252,520
Union Bankshares Corp.	3,132	75,168
United Bankshares, Inc./West Virginia	4,873	185,125
United Community Banks, Inc./Georgia	3,755	76,752
Univest Corp. of Pennsylvania	1,339	25,736
Valley National Bancorp	16,367	161,051
Washington Trust Bancorp, Inc.	1,023	39,334
Webster Financial Corp.	6,360	226,607
WesBanco, Inc.	2,672	84,034
West Bancorp, Inc.	1,121	21,019
Westamerica Bancorp	1,790	79,548
Western Alliance Bancorp*	6,039	185,458
Wilshire Bancorp, Inc.	4,915	51,657
Wintrust Financial Corp.	3,306	176,640
Yadkin Financial Corp.	1,761	37,844

		12,942,336

Capital Markets (0.6%)
Actua Corp.*	2,863	33,669
Arlington Asset Investment Corp., Class A	1,322	18,574
Ashford, Inc.*	69	4,378
BGC Partners, Inc., Class A	12,687	104,287
Calamos Asset Management, Inc., Class A	1,249	11,841
CIFC Corp.	497	3,554
Cohen & Steers, Inc.	1,403	38,512
Cowen Group, Inc., Class A*	8,016	36,553
Diamond Hill Investment Group, Inc.	211	39,254
Evercore Partners, Inc., Class A	2,432	122,184
Fifth Street Asset Management, Inc.	418	3,123
Financial Engines, Inc.	3,627	106,888
GAMCO Investors, Inc., Class A	443	24,321
Greenhill & Co., Inc.	2,072	58,990
HFF, Inc., Class A	2,620	88,451
Houlihan Lokey, Inc.*	850	18,530
INTL FCStone, Inc.*	1,074	26,517
Investment Technology Group, Inc.	2,445	32,616
Janus Capital Group, Inc.	10,368	141,005
KCG Holdings, Inc., Class A*	2,320	25,450
Ladenburg Thalmann Financial Services, Inc.*	7,254	15,306
Medley Management, Inc., Class A	485	3,211
Moelis & Co., Class A	1,208	31,722
OM Asset Management plc	1,785	27,525
Oppenheimer Holdings, Inc., Class A	733	14,667
Piper Jaffray Cos.*	1,060	38,340
Pzena Investment Management, Inc., Class A	837	7,449
RCS Capital Corp., Class A*	3,474	2,814
Safeguard Scientifics, Inc.*	1,415	21,989
Stifel Financial Corp.*	4,761	200,438
Virtu Financial, Inc., Class A	1,345	30,827
Virtus Investment Partners, Inc.	484	48,642
Walter Investment Management Corp.*	2,608	42,380
Westwood Holdings Group, Inc.	539	29,295
WisdomTree Investments, Inc.	7,984	128,782
ZAIS Group Holdings, Inc.*	260	2,449

		1,584,533

Consumer Finance (0.2%)
Cash America International, Inc.	1,950	54,541
Encore Capital Group, Inc.*	1,816	67,192
Enova International, Inc.*	1,867	19,081
Ezcorp, Inc., Class A*	3,397	20,959
First Cash Financial Services, Inc.*	1,987	79,599
Green Dot Corp., Class A*	3,248	57,165
JG Wentworth Co., Class A*	1,070	5,275
Nelnet, Inc., Class A	1,701	58,872
PRA Group, Inc.*	3,399	179,875
Regional Management Corp.*	796	12,338
World Acceptance Corp.*	514	13,796

		568,693

Diversified Financial Services (0.1%)
FNFV Group*	5,660	66,335
GAIN Capital Holdings, Inc.	2,265	16,489
MarketAxess Holdings, Inc.	2,620	243,346
Marlin Business Services Corp.	606	9,326
NewStar Financial, Inc.*	1,674	13,727
On Deck Capital, Inc.*	814	8,059
PHH Corp.*	3,548	50,098
PICO Holdings, Inc.*	1,624	15,720
Resource America, Inc., Class A	1,134	7,541

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Tiptree Financial, Inc., Class A	2,022	$12,941

		443,582

Insurance (6.3%)
Ambac Financial Group, Inc.*	2,782	40,256
American Equity Investment Life Holding Co.	5,707	133,030
AMERISAFE, Inc.	1,336	66,439
Argo Group International Holdings Ltd.	1,962	111,030
Arthur J. Gallagher & Co.	21,000	866,880
Aspen Insurance Holdings Ltd.	53,700	2,495,439
Atlas Financial Holdings, Inc.*	757	14,005
Baldwin & Lyons, Inc., Class B	647	14,040
Citizens, Inc./Texas*	3,333	24,731
CNO Financial Group, Inc.	13,753	258,694
Crawford & Co., Class B	1,999	11,214
Donegal Group, Inc., Class A	553	7,775
eHealth, Inc.*	1,172	15,013
EMC Insurance Group, Inc.	567	13,160
Employers Holdings, Inc.	2,233	49,774
Endurance Specialty Holdings Ltd.	3,091	188,644
Enstar Group Ltd.*	643	96,450
FBL Financial Group, Inc., Class A	674	41,464
Federated National Holding Co.	1,031	24,765
Fidelity & Guaranty Life	798	19,583
First American Financial Corp.	7,617	297,596
Global Indemnity plc*	597	15,623
Greenlight Capital Reinsurance Ltd., Class A*	2,075	46,231
Hallmark Financial Services, Inc.*	1,007	11,570
Hanover Insurance Group, Inc.	30,400	2,362,080
HCC Insurance Holdings, Inc.	22,600	1,750,822
HCI Group, Inc.	632	24,503
Heritage Insurance Holdings, Inc.*	1,759	34,705
Horace Mann Educators Corp.	2,884	95,806
Independence Holding Co.	490	6,350
Infinity Property & Casualty Corp.	811	65,318
James River Group Holdings Ltd.	761	20,463
Kansas City Life Insurance Co.	234	10,996
Kemper Corp.	3,047	107,772
Maiden Holdings Ltd.	3,586	49,774
MBIA, Inc.*	9,436	57,371
National General Holdings Corp.	2,830	54,591
National Interstate Corp.	475	12,673
National Western Life Insurance Co., Class A	158	35,187
Navigators Group, Inc.*	755	58,875
Old Republic International Corp.	137,000	2,142,680
OneBeacon Insurance Group Ltd., Class A	1,642	23,054
Patriot National, Inc.*	598	9,466
Primerica, Inc.	3,615	162,928
RLI Corp.	3,032	162,303
Safety Insurance Group, Inc.	1,071	57,995
Selective Insurance Group, Inc.	4,002	124,302
StanCorp Financial Group, Inc.	25,215	2,879,553
State Auto Financial Corp.	1,069	24,384
State National Cos., Inc.	2,116	19,785
Stewart Information Services Corp.	1,631	66,724
Symetra Financial Corp.	5,256	166,300
Third Point Reinsurance Ltd.*	5,965	80,229
United Fire Group, Inc.	1,421	49,806
United Insurance Holdings Corp.	1,254	16,490
Universal Insurance Holdings, Inc.	2,237	66,081
Validus Holdings Ltd.	41,500	1,870,405

		17,533,177

Real Estate Investment Trusts (REITs) (4.9%)
Acadia Realty Trust (REIT)	4,873	146,531
AG Mortgage Investment Trust, Inc. (REIT)	2,064	31,414
Agree Realty Corp. (REIT)	1,277	38,118
Alexander’s, Inc. (REIT)	151	56,474
Altisource Residential Corp. (REIT)	4,058	56,487
American Assets Trust, Inc. (REIT)	2,480	101,333
American Capital Mortgage Investment Corp. (REIT)	3,630	53,506
American Residential Properties, Inc. (REIT)	2,362	40,792
Anworth Mortgage Asset Corp. (REIT)	7,494	37,020
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,218	66,265
Apollo Residential Mortgage, Inc. (REIT)	2,320	29,371
Ares Commercial Real Estate Corp. (REIT)	2,028	24,316
Armada Hoffler Properties, Inc. (REIT)	1,872	18,289
ARMOUR Residential REIT, Inc. (REIT)	3,156	63,241
Ashford Hospitality Prime, Inc. (REIT)	2,103	29,505
Ashford Hospitality Trust, Inc. (REIT)	6,012	36,673
Bluerock Residential Growth REIT, Inc. (REIT)	1,361	16,305
Campus Crest Communities, Inc. (REIT)	4,335	23,062
Capstead Mortgage Corp. (REIT)	6,851	67,756
CareTrust REIT, Inc. (REIT)	3,290	37,341
CatchMark Timber Trust, Inc. (REIT), Class A	2,748	28,249
Cedar Realty Trust, Inc. (REIT)	6,152	38,204
Chambers Street Properties (REIT)	16,812	109,110
Chatham Lodging Trust (REIT)	2,750	59,070
Chesapeake Lodging Trust (REIT)	4,182	108,983
Colony Capital, Inc. (REIT), Class A	7,906	154,641
CorEnergy Infrastructure Trust, Inc. (REIT)	4,009	17,720
CoreSite Realty Corp. (REIT)	1,745	89,763
Cousins Properties, Inc. (REIT)	15,232	140,439
CubeSmart (REIT)	11,720	318,901
CyrusOne, Inc. (REIT)	4,683	152,947
CYS Investments, Inc. (REIT)	10,999	79,853
DCT Industrial Trust, Inc. (REIT)	6,277	211,284
DiamondRock Hospitality Co. (REIT)	14,138	156,225
DuPont Fabros Technology, Inc. (REIT)	4,477	115,865
Dynex Capital, Inc. (REIT)	3,945	25,879
Easterly Government Properties, Inc. (REIT)	992	15,822
EastGroup Properties, Inc. (REIT)	2,311	125,210
Education Realty Trust, Inc. (REIT)	3,453	113,776
EPR Properties (REIT)	4,031	207,879
Equity One, Inc. (REIT)	5,159	125,570
FelCor Lodging Trust, Inc. (REIT)	10,060	71,124
First Industrial Realty Trust, Inc. (REIT)	7,820	163,829
First Potomac Realty Trust (REIT)	4,236	46,596
Franklin Street Properties Corp. (REIT)	6,396	68,757
Geo Group, Inc. (REIT)	5,252	156,194

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Getty Realty Corp. (REIT)	1,762	$27,840
Gladstone Commercial Corp. (REIT)	1,468	20,713
Government Properties Income Trust (REIT)	4,663	74,608
Gramercy Property Trust, Inc. (REIT)	4,075	84,638
Great Ajax Corp. (REIT)	400	4,948
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,310	39,778
Hatteras Financial Corp. (REIT)	6,814	103,232
Healthcare Realty Trust, Inc. (REIT)	7,060	175,441
Hersha Hospitality Trust (REIT)	3,510	79,537
Highwoods Properties, Inc. (REIT)	6,651	257,726
Hudson Pacific Properties, Inc. (REIT)	5,280	152,011
Independence Realty Trust, Inc. (REIT)	2,184	15,746
InfraREIT, Inc. (REIT)	1,582	37,462
Inland Real Estate Corp. (REIT)	6,349	51,427
Invesco Mortgage Capital, Inc. (REIT)	8,838	108,177
Investors Real Estate Trust (REIT)	8,579	66,401
iStar, Inc. (REIT)*	6,013	75,644
Kite Realty Group Trust (REIT)	5,937	141,360
Ladder Capital Corp. (REIT)	2,820	40,382
LaSalle Hotel Properties (REIT)	7,951	225,729
Lexington Realty Trust (REIT)	14,262	115,522
LTC Properties, Inc. (REIT)	71,615	3,055,812
Mack-Cali Realty Corp. (REIT)	6,320	119,322
Medical Properties Trust, Inc. (REIT)	16,512	182,623
Monmouth Real Estate Investment Corp. (REIT)	4,200	40,950
Monogram Residential Trust, Inc. (REIT)	11,816	110,007
National Health Investors, Inc. (REIT)	2,674	153,728
National Storage Affiliates Trust (REIT)	1,676	22,710
New Residential Investment Corp. (REIT)	16,291	213,412
New Senior Investment Group, Inc. (REIT)	6,039	63,168
New York Mortgage Trust, Inc. (REIT)	8,338	45,776
New York REIT, Inc. (REIT)	11,342	114,101
NexPoint Residential Trust, Inc. (REIT)	1,380	18,437
One Liberty Properties, Inc. (REIT)	938	20,008
Orchid Island Capital, Inc. (REIT)	1,535	14,199
Parkway Properties, Inc. (REIT)	6,006	93,453
Pebblebrook Hotel Trust (REIT)	5,033	178,420
Pennsylvania Real Estate Investment Trust (REIT)	4,890	96,969
PennyMac Mortgage Investment Trust (REIT)	4,598	71,131
Physicians Realty Trust (REIT)	5,005	75,525
Potlatch Corp. (REIT)	2,875	82,771
Preferred Apartment Communities, Inc. (REIT), Class A	1,546	16,820
PS Business Parks, Inc. (REIT)	1,378	109,386
QTS Realty Trust, Inc. (REIT), Class A	2,029	88,647
RAIT Financial Trust (REIT)	6,074	30,127
Ramco-Gershenson Properties Trust (REIT)	5,656	84,897
Redwood Trust, Inc. (REIT)	6,011	83,192
Resource Capital Corp. (REIT)	2,338	26,115
Retail Opportunity Investments Corp. (REIT)	6,991	115,631
Rexford Industrial Realty, Inc. (REIT)	4,020	55,436
RLJ Lodging Trust (REIT)	9,284	234,607
Rouse Properties, Inc. (REIT)	2,657	41,396
Ryman Hospitality Properties, Inc. (REIT)	3,091	152,170
Sabra Health Care REIT, Inc. (REIT)	4,560	105,701
Saul Centers, Inc. (REIT)	726	37,571
Select Income REIT (REIT)	4,395	83,549
Silver Bay Realty Trust Corp. (REIT)	2,644	42,330
Sovran Self Storage, Inc. (REIT)	2,516	237,259
STAG Industrial, Inc. (REIT)	4,613	84,003
STORE Capital Corp. (REIT)	2,557	52,828
Strategic Hotels & Resorts, Inc. (REIT)*	19,305	266,216
Summit Hotel Properties, Inc. (REIT)	6,280	73,288
Sun Communities, Inc. (REIT)	3,282	222,388
Sunstone Hotel Investors, Inc. (REIT)	14,679	194,203
Terreno Realty Corp. (REIT)	3,075	60,393
UMH Properties, Inc. (REIT)	1,530	14,229
United Development Funding IV (REIT)	2,126	37,418
Universal Health Realty Income Trust (REIT)	786	36,895
Urban Edge Properties (REIT)	5,951	128,482
Urstadt Biddle Properties, Inc. (REIT), Class A	1,676	31,408
Washington Real Estate Investment Trust (REIT)	4,869	121,384
Western Asset Mortgage Capital Corp. (REIT)	3,096	39,041
Whitestone REIT (REIT)	1,724	19,878
Xenia Hotels & Resorts, Inc. (REIT)	7,843	136,939

		13,610,360

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	3,445	118,267
Altisource Asset Management Corp.*	65	1,557
Altisource Portfolio Solutions S.A.*	952	22,696
AV Homes, Inc.*	865	11,695
Consolidated-Tomoka Land Co.	323	16,085
Forestar Group, Inc.*	2,408	31,665
FRP Holdings, Inc.*	459	13,834
Kennedy-Wilson Holdings, Inc.	6,572	145,701
Marcus & Millichap, Inc.*	962	44,242
RE/MAX Holdings, Inc., Class A	844	30,367
St. Joe Co.*	1,965	37,591
Tejon Ranch Co.*	988	21,548

		495,248

Thrifts & Mortgage Finance (2.1%)
Anchor BanCorp Wisconsin, Inc.*	535	22,786
Astoria Financial Corp.	6,344	102,138
Bank Mutual Corp.	3,186	24,469
BankFinancial Corp.	1,262	15,687
BBX Capital Corp., Class A*	203	3,268
Bear State Financial, Inc.*	875	7,788
Beneficial Bancorp, Inc.*	5,786	76,722
BofI Holding, Inc.*	1,075	138,492
Brookline Bancorp, Inc.	4,999	50,690
Capitol Federal Financial, Inc.	9,927	120,315
Charter Financial Corp./Maryland	1,090	13,821
Clifton Bancorp, Inc.	1,856	25,761
Dime Community Bancshares, Inc.	2,249	38,008
Essent Group Ltd.*	3,930	97,661
EverBank Financial Corp.	163,652	3,158,484

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Federal Agricultural Mortgage Corp., Class C	755	$19,577
First Defiance Financial Corp.	645	23,581
Flagstar Bancorp, Inc.*	1,405	28,887
Fox Chase Bancorp, Inc.	805	13,975
Hingham Institution for Savings	102	11,835
HomeStreet, Inc.*	1,570	36,267
Impac Mortgage Holdings, Inc.*	610	9,974
Kearny Financial Corp.	6,554	75,174
LendingTree, Inc.*	411	38,235
Meridian Bancorp, Inc.	3,821	52,233
Meta Financial Group, Inc.	487	20,342
MGIC Investment Corp.*	23,889	221,212
Nationstar Mortgage Holdings, Inc.*	2,799	38,822
NMI Holdings, Inc., Class A*	3,500	26,600
Northfield Bancorp, Inc.	3,297	50,147
Northwest Bancshares, Inc.	7,043	91,559
OceanFirst Financial Corp.	952	16,393
Ocwen Financial Corp.*	7,615	51,097
Oritani Financial Corp.	3,053	47,688
PennyMac Financial Services, Inc., Class A*	1,023	16,368
Provident Financial Services, Inc.	4,616	90,012
Radian Group, Inc.	13,489	214,610
Stonegate Mortgage Corp.*	1,072	7,622
Territorial Bancorp, Inc.	576	14,999
TrustCo Bank Corp.	90,537	528,736
United Community Financial Corp./Ohio	3,533	17,665
United Financial Bancorp, Inc.	3,496	45,623
Walker & Dunlop, Inc.*	1,879	49,004
Washington Federal, Inc.	6,598	150,105
Waterstone Financial, Inc.	1,916	25,828
WSFS Financial Corp.	2,000	57,620

		5,987,880

Total Financials		53,165,809

Health Care (10.4%)
Biotechnology (2.5%)
Abeona Therapeutics, Inc.*	792	3,208
ACADIA Pharmaceuticals, Inc.*	5,571	184,233
Acceleron Pharma, Inc.*	1,534	38,197
Achillion Pharmaceuticals, Inc.*	8,203	56,683
Acorda Therapeutics, Inc.*	3,028	80,272
Adamas Pharmaceuticals, Inc.*	728	12,187
Aduro Biotech, Inc.*	591	11,448
Advaxis, Inc.*	2,163	22,127
Aegerion Pharmaceuticals, Inc.*	1,788	24,317
Affimed N.V.*	1,078	6,651
Agenus, Inc.*	5,396	24,822
Aimmune Therapeutics, Inc.*	780	19,750
Akebia Therapeutics, Inc.*	1,683	16,258
Alder Biopharmaceuticals, Inc.*	1,617	52,973
AMAG Pharmaceuticals, Inc.*	1,373	54,549
Amicus Therapeutics, Inc.*	8,187	114,536
Anacor Pharmaceuticals, Inc.*	2,868	337,592
Anthera Pharmaceuticals, Inc.*	2,779	16,924
Applied Genetic Technologies Corp.*	607	7,976
Ardelyx, Inc.*	1,136	19,630
Arena Pharmaceuticals, Inc.*	17,147	32,751
ARIAD Pharmaceuticals, Inc.*	11,865	69,292
Array BioPharma, Inc.*	10,017	45,678
Arrowhead Research Corp.*	4,197	24,175
Asterias Biotherapeutics, Inc.*	728	2,817
Atara Biotherapeutics, Inc.*	1,174	36,911
aTyr Pharma, Inc.*	432	4,432
Avalanche Biotechnologies, Inc.*	1,382	11,388
Axovant Sciences Ltd.*	934	12,067
Bellicum Pharmaceuticals, Inc.*	583	8,471
BioCryst Pharmaceuticals, Inc.*	5,128	58,459
BioSpecifics Technologies Corp.*	350	15,239
BioTime, Inc.*	3,593	10,779
Blueprint Medicines Corp.*	663	14,148
Calithera Biosciences, Inc.*	780	4,235
Cara Therapeutics, Inc.*	1,369	19,563
Catabasis Pharmaceuticals, Inc.*	182	1,472
Catalyst Pharmaceuticals, Inc.*	5,455	16,365
Celldex Therapeutics, Inc.*	6,917	72,905
Cellular Biomedicine Group, Inc.*	693	11,732
Cepheid, Inc.*	5,040	227,808
ChemoCentryx, Inc.*	1,890	11,434
Chiasma, Inc.*	472	9,383
Chimerix, Inc.*	3,215	122,813
Cidara Therapeutics, Inc.*	345	4,388
Clovis Oncology, Inc.*	1,958	180,058
Coherus Biosciences, Inc.*	1,662	33,306
Concert Pharmaceuticals, Inc.*	1,095	20,553
CorMedix, Inc.*	2,603	5,180
CTI BioPharma Corp.*	11,582	16,910
Curis, Inc.*	7,837	15,831
Cytokinetics, Inc.*	2,418	16,176
CytRx Corp.*	4,291	10,170
Dicerna Pharmaceuticals, Inc.*	1,067	8,760
Dyax Corp.*	10,243	195,539
Dynavax Technologies Corp.*	2,558	62,773
Eagle Pharmaceuticals, Inc.*	613	45,380
Emergent BioSolutions, Inc.*	2,152	61,310
Enanta Pharmaceuticals, Inc.*	1,132	40,910
Epizyme, Inc.*	2,047	26,324
Esperion Therapeutics, Inc.*	930	21,939
Exact Sciences Corp.*	6,691	120,371
Exelixis, Inc.*	15,759	88,408
Fibrocell Science, Inc.*	1,716	6,607
FibroGen, Inc.*	3,381	74,112
Five Prime Therapeutics, Inc.*	1,521	23,408
Flexion Therapeutics, Inc.*	982	14,593
Foundation Medicine, Inc.*	849	15,664
Galena Biopharma, Inc.*	11,367	17,960
Genocea Biosciences, Inc.*	1,459	9,994
Genomic Health, Inc.*	1,252	26,492
Geron Corp.*	11,202	30,918
Global Blood Therapeutics, Inc.*	484	20,405
Halozyme Therapeutics, Inc.*	7,398	99,355
Heron Therapeutics, Inc.*	2,035	49,654
Idera Pharmaceuticals, Inc.*	6,034	20,214
Ignyta, Inc.*	1,473	12,933
Immune Design Corp.*	794	9,687
ImmunoGen, Inc.*	6,006	57,658
Immunomedics, Inc.*	6,794	11,686
Infinity Pharmaceuticals, Inc.*	3,418	28,882
Inovio Pharmaceuticals, Inc.*	5,102	29,490
Insmed, Inc.*	4,347	80,724
Insys Therapeutics, Inc.*	1,670	47,528
Invitae Corp.*	512	3,697
Ironwood Pharmaceuticals, Inc.*	8,909	92,832
Karyopharm Therapeutics, Inc.*	1,623	17,090
Keryx Biopharmaceuticals, Inc.*	7,322	25,773
Kite Pharma, Inc.*	2,020	112,474
KYTHERA Biopharmaceuticals, Inc.*	1,807	135,489
La Jolla Pharmaceutical Co.*	933	25,928
Lexicon Pharmaceuticals, Inc.*	2,893	31,071

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ligand Pharmaceuticals, Inc.*	1,246	$106,720
Lion Biotechnologies, Inc.*	3,170	18,259
Loxo Oncology, Inc.*	542	9,474
MacroGenics, Inc.*	2,207	47,274
MannKind Corp.*	17,455	56,031
Medgenics, Inc.*	1,154	9,024
Merrimack Pharmaceuticals, Inc.*	7,728	65,765
MiMedx Group, Inc.*	7,683	74,141
Mirati Therapeutics, Inc.*	773	26,607
Momenta Pharmaceuticals, Inc.*	4,322	70,924
Myriad Genetics, Inc.*	4,854	181,928
NantKwest, Inc.*	413	4,733
Natera, Inc.*	632	6,857
Navidea Biopharmaceuticals, Inc.*	10,829	24,690
Neurocrine Biosciences, Inc.*	5,988	238,263
NewLink Genetics Corp.*	1,460	52,326
Nivalis Therapeutics, Inc.*	277	3,593
Northwest Biotherapeutics, Inc.*	3,327	20,794
Novavax, Inc.*	18,848	133,255
Ocata Therapeutics, Inc.*	2,754	11,512
OncoMed Pharmaceuticals, Inc.*	1,198	19,875
Oncothyreon, Inc.*	6,514	17,848
Ophthotech Corp.*	1,673	67,790
Orexigen Therapeutics, Inc.*	7,366	15,542
Organovo Holdings, Inc.*	6,115	16,388
Osiris Therapeutics, Inc.*	1,339	24,731
Otonomy, Inc.*	1,040	18,522
OvaScience, Inc.*	1,663	14,119
PDL BioPharma, Inc.	11,721	58,957
Peregrine Pharmaceuticals, Inc.*	14,319	14,605
Pfenex, Inc.*	1,150	17,261
Portola Pharmaceuticals, Inc.*	3,241	138,131
Progenics Pharmaceuticals, Inc.*	4,837	27,668
Proteon Therapeutics, Inc.*	531	7,386
Prothena Corp. plc*	2,188	99,204
PTC Therapeutics, Inc.*	2,394	63,920
Radius Health, Inc.*	2,319	160,730
Raptor Pharmaceutical Corp.*	5,697	34,467
Regulus Therapeutics, Inc.*	1,999	13,073
Repligen Corp.*	2,285	63,637
Retrophin, Inc.*	2,476	50,164
Rigel Pharmaceuticals, Inc.*	6,495	16,043
Sage Therapeutics, Inc.*	975	41,262
Sangamo BioSciences, Inc.*	4,810	27,128
Sarepta Therapeutics, Inc.*	2,890	92,798
Seres Therapeutics, Inc.*	579	17,162
Sorrento Therapeutics, Inc.*	2,005	16,822
Spark Therapeutics, Inc.*	571	23,828
Spectrum Pharmaceuticals, Inc.*	4,857	29,045
Stemline Therapeutics, Inc.*	1,125	9,934
Synergy Pharmaceuticals, Inc.*	7,097	37,614
Synta Pharmaceuticals Corp.*	6,364	11,073
T2 Biosystems, Inc.*	634	5,554
TESARO, Inc.*	1,647	66,045
TG Therapeutics, Inc.*	2,496	25,160
Threshold Pharmaceuticals, Inc.*	4,489	18,270
Tobira Therapeutics, Inc.*	181	1,748
Tokai Pharmaceuticals, Inc.*	665	6,883
Trevena, Inc.*	2,103	21,766
Trovagene, Inc.*	2,035	11,579
Ultragenyx Pharmaceutical, Inc.*	2,692	259,267
Vanda Pharmaceuticals, Inc.*	2,957	33,355
Verastem, Inc.*	2,282	4,085
Versartis, Inc.*	1,582	18,240
Vitae Pharmaceuticals, Inc.*	932	10,261
Vital Therapies, Inc.*	1,172	4,735
vTv Therapeutics, Inc., Class A*	331	2,158
XBiotech, Inc.*	283	4,228
Xencor, Inc.*	2,007	24,546
XOMA Corp.*	6,503	4,888
Zafgen, Inc.*	1,162	37,126
ZIOPHARM Oncology, Inc.*	7,987	71,963

		7,116,008

Health Care Equipment & Supplies (4.5%)
Abaxis, Inc.	1,604	70,560
ABIOMED, Inc.*	2,927	271,508
Accuray, Inc.*	5,560	27,772
Analogic Corp.	872	71,539
AngioDynamics, Inc.*	1,810	23,874
Anika Therapeutics, Inc.*	1,042	33,167
Antares Pharma, Inc.*	11,004	18,707
AtriCure, Inc.*	2,002	43,864
Atrion Corp.	105	39,371
Cantel Medical Corp.	2,420	137,214
Cardiovascular Systems, Inc.*	2,235	35,402
Cerus Corp.*	6,779	30,777
ConforMIS, Inc.*	685	12,371
CONMED Corp.	1,942	92,711
Corindus Vascular Robotics, Inc.*	1,618	5,000
CryoLife, Inc.	1,864	18,137
Cutera, Inc.*	1,027	13,433
Cyberonics, Inc.*	1,830	111,227
Cynosure, Inc., Class A*	1,591	47,794
EndoChoice Holdings, Inc.*	383	4,351
Endologix, Inc.*	4,786	58,676
Entellus Medical, Inc.*	421	7,586
Exactech, Inc.*	735	12,811
GenMark Diagnostics, Inc.*	2,971	23,382
Glaukos Corp.*	486	11,756
Globus Medical, Inc., Class A*	4,870	100,614
Greatbatch, Inc.*	1,802	101,669
Haemonetics Corp.*	3,657	118,194
Halyard Health, Inc.*	3,312	94,193
HeartWare International, Inc.*	1,235	64,603
Hill-Rom Holdings, Inc.	43,800	2,277,162
ICU Medical, Inc.*	1,005	110,047
Inogen, Inc.*	1,116	54,182
Insulet Corp.*	4,032	104,469
Integra LifeSciences Holdings Corp.*	2,008	119,576
Invacare Corp.	45,611	659,991
InVivo Therapeutics Holdings Corp.*	1,892	16,309
Invuity, Inc.*	278	3,898
iRadimed Corp.*	201	4,896
K2M Group Holdings, Inc.*	1,246	23,176
Lantheus Holdings, Inc.*	799	3,436
LDR Holding Corp.*	1,803	62,258
LeMaitre Vascular, Inc.	824	10,045
Masimo Corp.*	3,076	118,611
Meridian Bioscience, Inc.	2,964	50,684
Merit Medical Systems, Inc.*	3,120	74,599
Natus Medical, Inc.*	2,318	91,445
Neogen Corp.*	2,639	118,729
Nevro Corp.*	1,189	55,158
NuVasive, Inc.*	3,417	164,768
NxStage Medical, Inc.*	4,426	69,798
OraSure Technologies, Inc.*	3,948	17,529
Orthofix International N.V.*	1,347	45,461
Oxford Immunotec Global plc*	1,420	19,170
Quidel Corp.*	2,015	38,043
Rockwell Medical, Inc.*	3,627	27,964
RTI Surgical, Inc.*	4,107	23,328
SeaSpine Holdings Corp.*	609	9,866

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Second Sight Medical Products, Inc.*	841	$4,987
Sientra, Inc.*	467	4,740
Spectranetics Corp.*	3,010	35,488
STAAR Surgical Co.*	2,729	21,177
STERIS Corp.	49,618	3,223,681
SurModics, Inc.*	943	20,595
Tandem Diabetes Care, Inc.*	1,252	11,030
Teleflex, Inc.	20,400	2,533,884
Thoratec Corp.*	3,797	240,198
Tornier N.V.*	2,582	52,647
TransEnterix, Inc.*	2,830	6,396
Unilife Corp.*	8,311	8,144
Utah Medical Products, Inc.	288	15,515
Vascular Solutions, Inc.*	1,254	40,642
Veracyte, Inc.*	933	4,376
West Pharmaceutical Services, Inc.	5,076	274,713
Wright Medical Group, Inc.*	3,664	77,017
Zeltiq Aesthetics, Inc.*	2,287	73,253

		12,725,344

Health Care Providers & Services (1.2%)
AAC Holdings, Inc.*	563	12,527
Aceto Corp.	2,060	56,547
Addus HomeCare Corp.*	443	13,799
Adeptus Health, Inc., Class A*	440	35,534
Air Methods Corp.*	2,743	93,509
Alliance HealthCare Services, Inc.*	357	3,484
Almost Family, Inc.*	515	20,626
Amedisys, Inc.*	1,970	74,801
AMN Healthcare Services, Inc.*	3,333	100,023
Amsurg Corp.*	3,404	264,525
BioScrip, Inc.*	4,741	8,866
BioTelemetry, Inc.*	1,900	23,256
Capital Senior Living Corp.*	2,082	41,744
Chemed Corp.	1,204	160,698
Civitas Solutions, Inc.*	828	18,978
CorVel Corp.*	598	19,315
Cross Country Healthcare, Inc.*	2,252	30,650
Diplomat Pharmacy, Inc.*	2,554	73,376
Ensign Group, Inc.	1,798	76,649
ExamWorks Group, Inc.*	2,928	85,615
Five Star Quality Care, Inc.*	2,748	8,491
Genesis Healthcare, Inc.*	2,594	15,901
Hanger, Inc.*	2,531	34,523
HealthEquity, Inc.*	2,520	74,466
HealthSouth Corp.	6,432	246,796
Healthways, Inc.*	2,216	24,642
IPC Healthcare, Inc.*	1,218	94,626
Kindred Healthcare, Inc.	5,859	92,279
Landauer, Inc.	681	25,190
LHC Group, Inc.*	925	41,412
Magellan Health, Inc.*	1,918	106,315
Molina Healthcare, Inc.*	2,764	190,301
National HealthCare Corp.	714	43,475
National Research Corp., Class A	718	8,573
Nobilis Health Corp.*	2,245	11,719
Owens & Minor, Inc.	4,449	142,101
PharMerica Corp.*	2,160	61,495
Providence Service Corp.*	970	42,273
RadNet, Inc.*	2,436	13,520
Select Medical Holdings Corp.	7,313	78,907
Surgical Care Affiliates, Inc.*	1,526	49,885
Team Health Holdings, Inc.*	5,052	272,960
Teladoc, Inc.*	647	14,422
Triple-S Management Corp., Class B*	1,726	30,740
Trupanion, Inc.*	1,098	8,290
U.S. Physical Therapy, Inc.	876	39,324
Universal American Corp.*	3,504	23,967
WellCare Health Plans, Inc.*	3,086	265,952

		3,277,067

Health Care Technology (0.2%)
Castlight Health, Inc., Class B*	2,370	9,954
Computer Programs & Systems, Inc.	793	33,409
Connecture, Inc.*	469	2,139
Evolent Health, Inc., Class A*	897	14,316
HealthStream, Inc.*	1,776	38,734
HMS Holdings Corp.*	6,300	55,251
Imprivata, Inc.*	649	11,533
MedAssets, Inc.*	4,244	85,135
Medidata Solutions, Inc.*	3,869	162,924
Merge Healthcare, Inc.*	4,759	33,789
Omnicell, Inc.*	2,558	79,554
Press Ganey Holdings, Inc.*	753	22,281
Quality Systems, Inc.	3,508	43,780
Vocera Communications, Inc.*	1,840	20,994

		613,793

Life Sciences Tools & Services (1.3%)
Accelerate Diagnostics, Inc.*	1,524	24,658
Affymetrix, Inc.*	5,504	47,004
Albany Molecular Research, Inc.*	1,789	31,164
Cambrex Corp.*	2,233	88,606
Fluidigm Corp.*	2,043	16,569
Furiex Pharmaceuticals, Inc.*†	447	3,275
Gerresheimer AG	38,800	2,830,349
Harvard Bioscience, Inc.*	2,223	8,403
INC Research Holdings, Inc., Class A*	920	36,800
Luminex Corp.*	3,026	51,170
NanoString Technologies, Inc.*	977	15,632
NeoGenomics, Inc.*	3,720	21,316
Pacific Biosciences of California, Inc.*	4,305	15,756
PAREXEL International Corp.*	3,875	239,940
PRA Health Sciences, Inc.*	1,386	53,818
Sequenom, Inc.*	8,670	15,173

		3,499,633

Pharmaceuticals (0.7%)
Aerie Pharmaceuticals, Inc.*	1,482	26,291
Agile Therapeutics, Inc.*	769	5,183
Alimera Sciences, Inc.*	2,290	5,061
Amphastar Pharmaceuticals, Inc.*	2,344	27,401
ANI Pharmaceuticals, Inc.*	559	22,086
Aratana Therapeutics, Inc.*	2,138	18,087
Assembly Biosciences, Inc.*	1,044	9,981
BioDelivery Sciences International, Inc.*	3,333	18,531
Carbylan Therapeutics, Inc.*	869	3,102
Catalent, Inc.*	3,088	75,038
Cempra, Inc.*	2,247	62,556
Collegium Pharmaceutical, Inc.*	535	11,829
Corcept Therapeutics, Inc.*	4,393	16,518
Corium International, Inc.*	834	7,798
Depomed, Inc.*	4,223	79,604
Dermira, Inc.*	1,110	25,907
Durect Corp.*	8,128	15,850
Endocyte, Inc.*	2,887	13,222
Flex Pharma, Inc.*	477	5,729
Foamix Pharmaceuticals Ltd.*	1,661	12,175
Heska Corp.*	444	13,533
IGI Laboratories, Inc.*	3,027	19,797
Impax Laboratories, Inc.*	5,087	179,113
Intersect ENT, Inc.*	1,217	28,478
Intra-Cellular Therapies, Inc.*	1,523	60,981

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Lannett Co., Inc.*	1,898	$78,805
Medicines Co.*	4,675	177,463
Nektar Therapeutics*	9,352	102,498
Neos Therapeutics, Inc.*	390	8,194
Ocular Therapeutix, Inc.*	1,025	14,411
Omeros Corp.*	2,686	29,439
Pacira Pharmaceuticals, Inc.*	2,591	106,490
Paratek Pharmaceuticals, Inc.	854	16,226
Pernix Therapeutics Holdings, Inc.*	3,227	10,197
Phibro Animal Health Corp., Class A	1,246	39,411
POZEN, Inc.*	2,039	11,898
Prestige Brands Holdings, Inc.*	3,723	168,131
Relypsa, Inc.*	2,325	43,036
Revance Therapeutics, Inc.*	1,121	33,361
Sagent Pharmaceuticals, Inc.*	1,570	24,068
SciClone Pharmaceuticals, Inc.*	3,539	24,561
Sucampo Pharmaceuticals, Inc., Class A*	1,807	35,905
Supernus Pharmaceuticals, Inc.*	2,434	34,149
Tetraphase Pharmaceuticals, Inc.*	2,556	19,068
TherapeuticsMD, Inc.*	9,073	53,168
Theravance Biopharma, Inc.*	1,756	19,298
Theravance, Inc.	6,026	43,267
VIVUS, Inc.*	7,605	12,472
XenoPort, Inc.*	4,256	14,768
Zogenix, Inc.*	1,743	23,531
ZS Pharma, Inc.*	1,282	84,176
Zynerba Pharmaceuticals, Inc.*	242	3,463

		1,995,305

Total Health Care		29,227,150

Industrials (17.1%)
Aerospace & Defense (1.4%)
AAR Corp.	122,419	2,322,288
Aerojet Rocketdyne Holdings, Inc.*	4,386	70,965
Aerovironment, Inc.*	1,370	27,455
American Science & Engineering, Inc.	517	18,385
Astronics Corp.*	1,356	54,823
Cubic Corp.	1,525	63,958
Curtiss-Wright Corp.	3,330	207,859
DigitalGlobe, Inc.*	5,055	96,146
Ducommun, Inc.*	812	16,297
Engility Holdings, Inc.	1,276	32,895
Esterline Technologies Corp.*	2,068	148,669
HEICO Corp.	1,373	67,112
HEICO Corp., Class A	2,796	126,966
KEYW Holding Corp.*	2,392	14,711
KLX, Inc.*	3,676	131,380
Kratos Defense & Security Solutions, Inc.*	3,176	13,403
Moog, Inc., Class A*	2,727	147,449
National Presto Industries, Inc.	337	28,396
Sparton Corp.*	701	15,001
TASER International, Inc.*	3,784	83,343
Teledyne Technologies, Inc.*	2,483	224,215
Vectrus, Inc.*	770	16,971

		3,928,687

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	3,727	31,866
Atlas Air Worldwide Holdings, Inc.*	1,778	61,448
Echo Global Logistics, Inc.*	2,114	41,434
Forward Air Corp.	2,179	90,407
Hub Group, Inc., Class A*	2,544	92,627
Park-Ohio Holdings Corp.	625	18,037
Radiant Logistics, Inc.*	2,170	9,678
UTi Worldwide, Inc.*	6,525	29,950
XPO Logistics, Inc.*	5,000	119,150

		494,597

Airlines (0.2%)
Allegiant Travel Co.	941	203,491
Hawaiian Holdings, Inc.*	3,316	81,839
Republic Airways Holdings, Inc.*	3,631	20,987
SkyWest, Inc.	3,552	59,247
Virgin America, Inc.*	1,781	60,964

		426,528

Building Products (2.8%)
AAON, Inc.	2,876	55,737
Advanced Drainage Systems, Inc.	2,396	69,316
American Woodmark Corp.*	894	57,994
Apogee Enterprises, Inc.	2,032	90,729
Builders FirstSource, Inc.*	3,535	44,824
Continental Building Products, Inc.*	2,252	46,256
Gibraltar Industries, Inc.*	97,095	1,781,693
Griffon Corp.	20,048	316,157
Insteel Industries, Inc.	1,307	21,017
Masonite International Corp.*	2,144	129,883
NCI Building Systems, Inc.*	1,931	20,411
Nortek, Inc.*	692	43,810
Patrick Industries, Inc.*	917	36,212
PGT, Inc.*	3,410	41,875
Ply Gem Holdings, Inc.*	1,574	18,416
Quanex Building Products Corp.	2,417	43,917
Simpson Manufacturing Co., Inc.	49,067	1,643,254
Trex Co., Inc.*	2,278	75,926
Universal Forest Products, Inc.	59,402	3,426,307

		7,963,734

Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	3,928	107,274
ACCO Brands Corp.*	7,594	53,690
ARC Document Solutions, Inc.*	2,973	17,689
Brady Corp., Class A	3,375	66,353
Brink’s Co.	3,402	91,888
Casella Waste Systems, Inc., Class A*	2,773	16,083
CECO Environmental Corp.	1,795	14,701
Civeo Corp.	7,540	11,159
Deluxe Corp.	3,515	195,926
Ennis, Inc.	1,820	31,595
Essendant, Inc.	2,659	86,231
G&K Services, Inc., Class A	1,396	93,002
Healthcare Services Group, Inc.	4,996	168,365
Heritage-Crystal Clean, Inc.*	896	9,202
Herman Miller, Inc.	4,206	121,301
HNI Corp.	3,107	133,290
InnerWorkings, Inc.*	2,640	16,500
Interface, Inc.	4,594	103,089
Kimball International, Inc., Class B	2,403	22,732
Knoll, Inc.	3,452	75,875
Matthews International Corp., Class A	2,328	114,002
McGrath RentCorp	71,345	1,904,198
Mobile Mini, Inc.	3,185	98,066
MSA Safety, Inc.	39,486	1,578,256
Multi-Color Corp.	895	68,459
NL Industries, Inc.*	460	1,375
Quad/Graphics, Inc.	2,050	24,805
SP Plus Corp.*	1,187	27,479
Steelcase, Inc., Class A	5,771	106,244
Team, Inc.*	1,474	47,345
Tetra Tech, Inc.	4,260	103,561
TRC Cos., Inc.*	1,195	14,137

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
U.S. Ecology, Inc.	1,532	$66,872
UniFirst Corp.	1,043	111,403
Viad Corp.	1,449	42,007
West Corp.	3,718	83,283

		5,827,437

Construction & Engineering (1.7%)
Aegion Corp.*	2,605	42,930
Ameresco, Inc., Class A*	1,393	8,191
Argan, Inc.	908	31,489
Comfort Systems USA, Inc.	2,600	70,876
Dycom Industries, Inc.*	2,396	173,375
EMCOR Group, Inc.	50,701	2,243,519
Furmanite Corp.*	2,687	16,337
Granite Construction, Inc.	67,791	2,011,359
Great Lakes Dredge & Dock Corp.*	4,327	21,808
HC2 Holdings, Inc.*	1,398	9,800
MasTec, Inc.*	4,737	74,987
MYR Group, Inc.*	1,490	39,038
Northwest Pipe Co.*	651	8,502
NV5 Holdings, Inc.*	359	6,663
Orion Marine Group, Inc.*	1,821	10,890
Primoris Services Corp.	2,739	49,055
Tutor Perini Corp.*	2,680	44,113

		4,862,932

Electrical Equipment (2.1%)
Allied Motion Technologies, Inc.	442	7,854
AZZ, Inc.	1,827	88,957
Encore Wire Corp.	1,464	47,829
EnerSys, Inc.	32,811	1,758,013
Enphase Energy, Inc.*	1,942	7,185
Franklin Electric Co., Inc.	39,555	1,077,083
FuelCell Energy, Inc.*	17,612	12,941
Generac Holdings, Inc.*	4,839	145,605
General Cable Corp.	3,461	41,186
LSI Industries, Inc.	1,558	13,150
Plug Power, Inc.*	11,987	21,936
Powell Industries, Inc.	635	19,113
Power Solutions International, Inc.*	336	7,631
PowerSecure International, Inc.*	1,611	18,559
Preformed Line Products Co.	184	6,836
Regal Beloit Corp.	43,200	2,438,640
Sunrun, Inc.*	1,258	13,045
Thermon Group Holdings, Inc.*	2,267	46,587
Vicor Corp.*	1,125	11,475

		5,783,625

Industrial Conglomerates (1.0%)
Carlisle Cos., Inc.	30,400	2,656,352
Raven Industries, Inc.	2,548	43,189

		2,699,541

Machinery (4.0%)
Accuride Corp.*	2,701	7,482
Actuant Corp., Class A	4,242	78,010
Alamo Group, Inc.	681	31,837
Albany International Corp., Class A	1,995	57,077
Altra Industrial Motion Corp.	1,864	43,096
American Railcar Industries, Inc.	666	24,083
Astec Industries, Inc.	65,139	2,182,808
Barnes Group, Inc.	3,835	138,252
Blount International, Inc.*	3,459	19,267
Blue Bird Corp.*	335	3,337
Briggs & Stratton Corp.	3,179	61,386
Chart Industries, Inc.*	2,159	41,474
CIRCOR International, Inc.	1,212	48,625
CLARCOR, Inc.	3,512	167,452
Columbus McKinnon Corp.	1,412	25,642
Commercial Vehicle Group, Inc.*	2,066	8,326
Douglas Dynamics, Inc.	1,555	30,882
EnPro Industries, Inc.	1,622	63,534
ESCO Technologies, Inc.	1,840	66,056
ExOne Co.*	759	5,093
Federal Signal Corp.	4,419	60,584
FreightCar America, Inc.	850	14,586
Global Brass & Copper Holdings, Inc.	1,526	31,298
Gorman-Rupp Co.	1,327	31,808
Graham Corp.	701	12,373
Greenbrier Cos., Inc.	1,873	60,142
Harsco Corp.	5,656	51,300
Hillenbrand, Inc.	46,970	1,221,690
Hurco Cos., Inc.	436	11,441
Hyster-Yale Materials Handling, Inc.	669	38,688
John Bean Technologies Corp.	2,061	78,833
Kadant, Inc.	775	30,233
Kennametal, Inc.	1,400	34,846
L.B. Foster Co., Class A	736	9,038
Lindsay Corp.	16,135	1,093,792
Lydall, Inc.*	1,200	34,188
Meritor, Inc.*	6,950	73,878
Milacron Holdings Corp.*	981	17,217
Miller Industries, Inc.	804	15,710
Mueller Industries, Inc.	85,855	2,539,591
Mueller Water Products, Inc., Class A	11,157	85,463
Navistar International Corp.*	3,629	46,161
NN, Inc.	1,829	33,836
Omega Flex, Inc.	203	6,780
Proto Labs, Inc.*	1,652	110,684
RBC Bearings, Inc.*	1,619	96,703
Rexnord Corp.*	7,207	122,375
Standex International Corp.	904	68,116
Sun Hydraulics Corp.	1,574	43,238
Tennant Co.	1,311	73,652
Titan International, Inc.	3,066	20,266
TriMas Corp.*	3,209	52,467
Twin Disc, Inc.	497	6,168
Wabash National Corp.*	122,734	1,299,753
Watts Water Technologies, Inc., Class A	8,452	446,435
Woodward, Inc.	4,562	185,673
Xerium Technologies, Inc.*	785	10,189

		11,272,914

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	1,522	9,026
Golden Ocean Group Ltd.	3,829	9,419
Matson, Inc.	3,031	116,663
Navios Maritime Holdings, Inc.	5,564	13,854
Safe Bulkers, Inc.	2,567	7,085
Scorpio Bulkers, Inc.*	23,276	33,983
Ultrapetrol Bahamas Ltd.*	1,666	683

		190,713

Professional Services (0.9%)
Acacia Research Corp.	3,546	32,198
Advisory Board Co.*	2,990	136,165
Barrett Business Services, Inc.	501	21,508
CBIZ, Inc.*	3,603	35,381
CDI Corp.	1,017	8,695
CEB, Inc.	2,357	161,077
CRA International, Inc.*	702	15,149
Exponent, Inc.	1,860	82,882
Franklin Covey Co.*	823	13,217
FTI Consulting, Inc.*	2,924	121,375
GP Strategies Corp.*	924	21,086
Heidrick & Struggles International, Inc.	1,297	25,227

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hill International, Inc.*	2,639	$8,656
Huron Consulting Group, Inc.*	17,331	1,083,707
ICF International, Inc.*	1,369	41,604
Insperity, Inc.	1,336	58,690
Kelly Services, Inc., Class A	2,061	29,143
Kforce, Inc.	1,727	45,386
Korn/Ferry International	3,524	116,539
Mistras Group, Inc.*	1,166	14,983
Navigant Consulting, Inc.*	3,464	55,112
On Assignment, Inc.*	3,627	133,836
Pendrell Corp.*	11,599	8,351
Resources Connection, Inc.	2,705	40,764
RPX Corp.*	3,880	53,234
TriNet Group, Inc.*	2,922	49,090
TrueBlue, Inc.*	2,975	66,848
Volt Information Sciences, Inc.*	651	5,924
VSE Corp.	312	12,502
WageWorks, Inc.*	2,502	112,790

		2,611,119

Road & Rail (0.3%)
ArcBest Corp.	1,846	47,572
Celadon Group, Inc.	1,941	31,095
Con-way, Inc.	4,021	190,797
Covenant Transportation Group, Inc., Class A*	834	14,987
Heartland Express, Inc.	3,546	70,707
Knight Transportation, Inc.	4,420	106,080
Marten Transport Ltd.	1,677	27,117
P.A.M. Transportation Services, Inc.*	205	6,775
Roadrunner Transportation Systems, Inc.*	2,006	36,910
Saia, Inc.*	1,779	55,060
Swift Transportation Co.*	6,262	94,055
Universal Truckload Services, Inc.	572	8,906
USA Truck, Inc.*	687	11,837
Werner Enterprises, Inc.	3,077	77,233
YRC Worldwide, Inc.*	2,327	30,856

		809,987

Trading Companies & Distributors (0.3%)
Aircastle Ltd.	4,347	89,592
Applied Industrial Technologies, Inc.	2,841	108,384
Beacon Roofing Supply, Inc.*	3,472	112,805
CAI International, Inc.*	1,266	12,761
DXP Enterprises, Inc.*	894	24,388
H&E Equipment Services, Inc.	2,208	36,918
Kaman Corp.	1,907	68,366
Lawson Products, Inc.*	383	8,292
MRC Global, Inc.*	7,285	81,228
Neff Corp., Class A*	741	4,142
Real Industry, Inc.*	1,727	15,232
Rush Enterprises, Inc., Class A*	2,508	60,693
Stock Building Supply Holdings, Inc.*	1,085	19,107
TAL International Group, Inc.*	2,380	32,535
Textainer Group Holdings Ltd.	1,524	25,131
Titan Machinery, Inc.*	1,223	14,040
Univar, Inc.*	2,744	49,804
Veritiv Corp.*	587	21,860

		785,278

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	4,339	52,936

Total Industrials		47,710,028

Information Technology (8.9%)
Communications Equipment (0.7%)
ADTRAN, Inc.	3,432	50,107
Aerohive Networks, Inc.*	1,598	9,556
Alliance Fiber Optic Products, Inc.	1,026	17,534
Applied Optoelectronics, Inc.*	1,143	21,466
Bel Fuse, Inc., Class B	718	13,958
Black Box Corp.	1,075	15,846
CalAmp Corp.*	2,568	41,319
Calix, Inc.*	3,084	24,024
Ciena Corp.*	8,662	179,470
Clearfield, Inc.*	765	10,274
Comtech Telecommunications Corp.	1,139	23,475
Digi International, Inc.*	1,598	18,840
Emcore Corp.*	1,204	8,187
Extreme Networks, Inc.*	7,011	23,557
Finisar Corp.*	7,242	80,603
Harmonic, Inc.*	6,265	36,337
Infinera Corp.*	9,333	182,554
InterDigital, Inc.	2,513	127,158
Ixia*	4,246	61,525
KVH Industries, Inc.*	1,099	10,990
NETGEAR, Inc.*	2,211	64,495
NetScout Systems, Inc.*	6,441	227,818
Novatel Wireless, Inc.*	2,626	5,803
Oclaro, Inc.*	6,437	14,805
Plantronics, Inc.	2,472	125,701
Polycom, Inc.*	9,560	100,189
Ruckus Wireless, Inc.*	5,318	63,178
ShoreTel, Inc.*	4,555	34,026
Sonus Networks, Inc.*	3,443	19,694
Ubiquiti Networks, Inc.	2,116	71,711
ViaSat, Inc.*	2,996	192,613

		1,876,813

Electronic Equipment, Instruments & Components (2.0%)
Agilysys, Inc.*	989	10,998
Anixter International, Inc.*	1,994	115,213
AVX Corp.	3,161	41,377
Badger Meter, Inc.	1,019	59,163
Belden, Inc.	2,978	139,043
Benchmark Electronics, Inc.*	3,715	80,838
Checkpoint Systems, Inc.	2,999	21,743
Coherent, Inc.*	1,684	92,115
Control4 Corp.*	1,460	11,914
CTS Corp.	2,346	43,424
Daktronics, Inc.	2,717	23,556
DTS, Inc.*	1,235	32,974
Electro Rent Corp.	1,003	10,411
Fabrinet*	2,507	45,953
FARO Technologies, Inc.*	1,227	42,945
FEI Co.	2,908	212,400
Gerber Scientific, Inc. (Escrow Shares)*†	2,504	—
GSI Group, Inc.*	2,408	30,654
II-VI, Inc.*	3,709	59,641
Ingram Micro, Inc., Class A	56,000	1,525,440
Insight Enterprises, Inc.*	2,735	70,700
InvenSense, Inc.*	5,479	50,900
Itron, Inc.*	2,720	86,795
Kimball Electronics, Inc.*	2,046	24,409
Knowles Corp.*	6,076	111,981
Littelfuse, Inc.	1,593	145,202
Mercury Systems, Inc.*	2,387	37,977
Mesa Laboratories, Inc.	200	22,280
Methode Electronics, Inc.	2,655	84,694
MTS Systems Corp.	1,047	62,935

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Fineline Electronix, Inc.*	666	$11,122
Newport Corp.*	2,819	38,761
OSI Systems, Inc.*	1,386	106,667
Park Electrochemical Corp.	1,442	25,365
PC Connection, Inc.	742	15,382
Plexus Corp.*	2,314	89,274
RealD, Inc.*	2,832	27,216
Rofin-Sinar Technologies, Inc.*	47,288	1,226,178
Rogers Corp.*	1,318	70,091
Sanmina Corp.*	5,744	122,749
ScanSource, Inc.*	2,025	71,806
SYNNEX Corp.	2,014	171,311
Tech Data Corp.*	2,547	174,470
TTM Technologies, Inc.*	4,190	26,104
Universal Display Corp.*	2,805	95,090
Vishay Intertechnology, Inc.	9,557	92,607
Vishay Precision Group, Inc.*	852	9,875

		5,671,743

Internet Software & Services (1.1%)
Alarm.com Holdings, Inc.*	493	5,748
Amber Road, Inc.*	1,207	5,093
Angie’s List, Inc.*	3,044	15,342
Apigee Corp.*	332	3,502
Appfolio, Inc., Class A*	341	5,746
Bankrate, Inc.*	4,739	49,049
Bazaarvoice, Inc.*	4,282	19,312
Benefitfocus, Inc.*	558	17,437
Blucora, Inc.*	2,909	40,057
Box, Inc., Class A*	877	11,033
Brightcove, Inc.*	2,215	10,898
Carbonite, Inc.*	1,330	14,803
Care.com, Inc.*	1,328	6,826
ChannelAdvisor Corp.*	1,552	15,427
Cimpress N.V.*	2,297	174,825
comScore, Inc.*	2,385	110,068
Constant Contact, Inc.*	2,263	54,855
Cornerstone OnDemand, Inc.*	3,766	124,278
Coupons.com, Inc.*	4,299	38,691
Cvent, Inc.*	1,654	55,674
Dealertrack Technologies, Inc.*	3,857	243,608
Demandware, Inc.*	2,334	120,621
DHI Group, Inc.*	3,142	22,968
EarthLink Holdings Corp.	7,305	56,833
Endurance International Group Holdings, Inc.*	4,151	55,457
Envestnet, Inc.*	2,495	74,775
Everyday Health, Inc.*	1,519	13,884
Five9, Inc.*	1,623	6,005
Gogo, Inc.*	3,970	60,662
GrubHub, Inc.*	5,253	127,858
GTT Communications, Inc.*	1,733	40,309
Hortonworks, Inc.*	537	11,755
Internap Corp.*	3,970	24,336
Intralinks Holdings, Inc.*	2,841	23,552
j2 Global, Inc.	3,373	238,977
Limelight Networks, Inc.*	4,199	8,020
Liquidity Services, Inc.*	1,728	12,770
LivePerson, Inc.*	4,010	30,316
LogMeIn, Inc.*	1,722	117,371
Marchex, Inc., Class B	2,188	8,818
Marin Software, Inc.*	2,155	6,745
Marketo, Inc.*	2,453	69,714
MaxPoint Interactive, Inc.*	480	1,958
Millennial Media, Inc.*	8,279	14,488
MINDBODY, Inc., Class A*	451	7,049
Monster Worldwide, Inc.*	6,474	41,563
New Relic, Inc.*	418	15,930
NIC, Inc.	4,508	79,837
OPOWER, Inc.*	1,836	16,359
Q2 Holdings, Inc.*	1,373	33,940
QuinStreet, Inc.*	2,531	14,047
RealNetworks, Inc.*	1,654	6,765
Reis, Inc.	600	13,590
RetailMeNot, Inc.*	2,722	22,429
Rocket Fuel, Inc.*	1,849	8,635
SciQuest, Inc.*	1,917	19,170
Shutterstock, Inc.*	1,386	41,913
SPS Commerce, Inc.*	1,176	79,839
Stamps.com, Inc.*	993	73,492
TechTarget, Inc.*	1,398	11,911
Textura Corp.*	1,396	36,073
Travelzoo, Inc.*	455	3,763
TrueCar, Inc.*	3,452	17,985
United Online, Inc.*	1,035	10,350
Web.com Group, Inc.*	3,103	65,411
WebMD Health Corp.*	2,636	105,018
Wix.com Ltd.*	1,317	22,942
Xactly Corp.*	449	3,502
XO Group, Inc.*	1,876	26,508
Xoom Corp.*	2,253	56,055

		3,004,540

IT Services (1.0%)
6D Global Technologies, Inc.*†	1,346	3,917
Acxiom Corp.*	5,461	107,909
Blackhawk Network Holdings, Inc.*	3,818	161,845
CACI International, Inc., Class A*	1,717	127,006
Cardtronics, Inc.*	3,210	104,967
Cass Information Systems, Inc.	819	40,237
Ciber, Inc.*	5,752	18,291
Convergys Corp.	6,975	161,192
CSG Systems International, Inc.	2,354	72,503
Datalink Corp.*	1,434	8,561
EPAM Systems, Inc.*	3,432	255,753
Euronet Worldwide, Inc.*	3,641	269,762
Everi Holdings, Inc.*	4,791	24,578
EVERTEC, Inc.	4,659	84,188
ExlService Holdings, Inc.*	2,341	86,453
Forrester Research, Inc.	726	22,825
Hackett Group, Inc.	1,722	23,678
Heartland Payment Systems, Inc.	2,582	162,692
Lionbridge Technologies, Inc.*	4,630	22,872
Luxoft Holding, Inc.*	1,300	82,277
ManTech International Corp., Class A	1,720	44,204
MAXIMUS, Inc.	4,638	276,239
ModusLink Global Solutions, Inc.*	2,481	7,096
MoneyGram International, Inc.*	2,033	16,305
NeuStar, Inc., Class A*	1,428	38,856
Perficient, Inc.*	2,511	38,745
PFSweb, Inc.*	832	11,831
Science Applications International Corp.	3,276	131,728
ServiceSource International, Inc.*	4,191	16,764
Sykes Enterprises, Inc.*	2,716	69,258
Syntel, Inc.*	2,205	99,909
TeleTech Holdings, Inc.	1,183	31,693
Unisys Corp.*	3,575	42,543
Virtusa Corp.*	2,075	106,468

		2,773,145

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Energy Industries, Inc.*	2,899	76,244
Advanced Micro Devices, Inc.*	44,977	77,360
Alpha & Omega Semiconductor Ltd.*	1,123	8,748

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ambarella, Inc.*	2,193	$126,734
Amkor Technology, Inc.*	6,994	31,403
Applied Micro Circuits Corp.*	5,673	30,124
Axcelis Technologies, Inc.*	7,909	21,117
Brooks Automation, Inc.	4,764	55,786
Cabot Microelectronics Corp.*	1,745	67,601
Cascade Microtech, Inc.*	949	13,419
Cavium, Inc.*	3,887	238,545
CEVA, Inc.*	1,450	26,927
Cirrus Logic, Inc.*	4,432	139,652
Cohu, Inc.	97,030	956,716
Diodes, Inc.*	2,643	56,481
DSP Group, Inc.*	1,552	14,139
Entegris, Inc.*	9,759	128,721
Exar Corp.*	2,779	16,535
Fairchild Semiconductor International, Inc.*	8,078	113,415
FormFactor, Inc.*	4,003	27,140
Inphi Corp.*	2,708	65,100
Integrated Device Technology, Inc.*	10,377	210,653
Integrated Silicon Solution, Inc.	2,246	48,267
Intersil Corp., Class A	9,136	106,891
IXYS Corp.	1,747	19,497
Kopin Corp.*	4,430	13,910
Lattice Semiconductor Corp.*	8,282	31,886
MA-COM Technology Solutions Holdings, Inc.*	1,659	48,094
Mattson Technology, Inc.*	5,242	12,214
MaxLinear, Inc., Class A*	3,693	45,941
Microsemi Corp.*	6,667	218,811
MKS Instruments, Inc.	38,004	1,274,274
Monolithic Power Systems, Inc.	2,756	141,107
Nanometrics, Inc.*	1,687	20,480
NeoPhotonics Corp.*	1,981	13,491
NVE Corp.	336	16,309
OmniVision Technologies, Inc.*	4,042	106,143
PDF Solutions, Inc.*	1,918	19,180
Pericom Semiconductor Corp.	1,592	29,054
Photronics, Inc.*	4,688	42,473
PMC-Sierra, Inc.*	12,000	81,240
Power Integrations, Inc.	2,075	87,503
Rambus, Inc.*	8,014	94,565
Rudolph Technologies, Inc.*	2,277	28,349
Semtech Corp.*	4,698	70,940
Sigma Designs, Inc.*	2,478	17,073
Silicon Laboratories, Inc.*	2,968	123,291
Synaptics, Inc.*	2,594	213,901
Tessera Technologies, Inc.	3,676	119,139
Ultra Clean Holdings, Inc.*	2,238	12,846
Ultratech, Inc.*	1,951	31,255
Veeco Instruments, Inc.*	2,854	58,536
Xcerra Corp.*	3,924	24,643

		5,673,863

Software (1.8%)
A10 Networks, Inc.*	2,365	14,166
ACI Worldwide, Inc.*	8,198	173,142
American Software, Inc., Class A	1,687	15,892
Aspen Technology, Inc.*	5,989	227,043
AVG Technologies N.V.*	2,912	63,336
Barracuda Networks, Inc.*	566	8,818
Blackbaud, Inc.	3,283	184,242
Bottomline Technologies de, Inc.*	2,846	71,178
BroadSoft, Inc.*	2,056	61,598
Callidus Software, Inc.*	3,897	66,210
Code Rebel Corp.*	82	584
CommVault Systems, Inc.*	3,148	106,906
Digimarc Corp.*	528	16,130
Digital Turbine, Inc.*	3,287	5,949
Ebix, Inc.	1,901	47,449
Ellie Mae, Inc.*	2,067	137,600
EnerNOC, Inc.*	1,894	14,963
Epiq Systems, Inc.	2,287	29,548
ePlus, Inc.*	391	30,916
Fair Isaac Corp.	2,190	185,055
Fleetmatics Group plc*	2,674	131,267
Gigamon, Inc.*	1,939	38,799
Globant S.A.*	1,077	32,945
Glu Mobile, Inc.*	8,503	37,158
Guidance Software, Inc.*	1,375	8,277
Guidewire Software, Inc.*	4,913	258,326
HubSpot, Inc.*	1,327	61,533
Imperva, Inc.*	1,856	121,531
Infoblox, Inc.*	4,027	64,351
Interactive Intelligence Group, Inc.*	1,221	36,276
Jive Software, Inc.*	3,353	15,659
Manhattan Associates, Inc.*	5,163	321,655
Mentor Graphics Corp.	7,008	172,607
MicroStrategy, Inc., Class A*	649	127,509
MobileIron, Inc.*	2,695	8,355
Model N, Inc.*	1,444	14,454
Monotype Imaging Holdings, Inc.	2,825	61,642
Park City Group, Inc.*	738	7,801
Paycom Software, Inc.*	2,199	78,966
Paylocity Holding Corp.*	1,096	32,869
Pegasystems, Inc.	2,518	61,968
Progress Software Corp.*	3,512	90,715
Proofpoint, Inc.*	2,773	167,267
PROS Holdings, Inc.*	1,684	37,284
QAD, Inc., Class A	491	12,570
QAD, Inc., Class B	219	4,698
Qlik Technologies, Inc.*	6,394	233,061
Qualys, Inc.*	1,759	50,061
Rapid7, Inc.*	534	12,149
RealPage, Inc.*	3,716	61,760
RingCentral, Inc., Class A*	3,771	68,444
Rovi Corp.*	6,263	65,699
Rubicon Project, Inc.*	1,827	26,546
Sapiens International Corp. N.V.	1,691	19,480
SeaChange International, Inc.*	2,320	14,616
Silver Spring Networks, Inc.*	2,469	31,801
Synchronoss Technologies, Inc.*	2,697	88,462
Take-Two Interactive Software, Inc.*	5,941	170,685
Tangoe, Inc.*	2,776	19,987
TeleCommunication Systems, Inc., Class A*	3,632	12,494
Telenav, Inc.*	2,031	15,862
TiVo, Inc.*	6,906	59,806
TubeMogul, Inc.*	1,070	11,256
Tyler Technologies, Inc.*	2,365	353,118
Varonis Systems, Inc.*	631	9,831
VASCO Data Security International, Inc.*	2,080	35,443
Verint Systems, Inc.*	4,311	186,020
VirnetX Holding Corp.*	3,148	11,207
Workiva, Inc.*	511	7,762
Xura, Inc.*	1,595	35,696
Yodlee, Inc.*	1,272	20,517
Zendesk, Inc.*	3,791	74,721
Zix Corp.*	4,089	17,215

		5,180,906

Technology Hardware, Storage & Peripherals (0.3%)
Avid Technology, Inc.*	2,272	18,085

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Cray, Inc.*	2,816	$55,785
Diebold, Inc.	4,583	136,436
Dot Hill Systems Corp.*	4,285	41,693
Eastman Kodak Co.*	1,236	19,306
Electronics for Imaging, Inc.*	3,274	141,699
Imation Corp.*	2,342	4,988
Immersion Corp.*	1,990	22,348
Nimble Storage, Inc.*	3,582	86,398
QLogic Corp.*	5,962	61,111
Quantum Corp.*	15,375	10,721
Silicon Graphics International Corp.*	2,379	9,349
Stratasys Ltd.*	3,520	93,245
Super Micro Computer, Inc.*	2,548	69,458
Violin Memory, Inc.*	6,524	9,003

		779,625

Total Information Technology		24,960,635

Materials (5.8%)
Chemicals (4.6%)
A. Schulman, Inc.	50,839	1,650,742
American Vanguard Corp.	2,070	23,929
Axiall Corp.	129,183	2,026,881
Balchem Corp.	2,183	132,661
Calgon Carbon Corp.	3,724	58,020
Chase Corp.	486	19,143
Chemtura Corp.*	4,702	134,571
Core Molding Technologies, Inc.*	542	10,000
Ferro Corp.*	5,169	56,601
Flotek Industries, Inc.*	3,694	61,690
FutureFuel Corp.	1,687	16,668
H.B. Fuller Co.	49,191	1,669,542
Hawkins, Inc.	743	28,605
Innophos Holdings, Inc.	1,352	53,593
Innospec, Inc.	1,706	79,346
Intrepid Potash, Inc.*	3,983	22,066
KMG Chemicals, Inc.	679	13,098
Koppers Holdings, Inc.	1,463	29,509
Kraton Performance Polymers, Inc.*	2,228	39,881
Kronos Worldwide, Inc.	1,446	8,980
LSB Industries, Inc.*	1,396	21,387
Minerals Technologies, Inc.	33,030	1,590,725
Olin Corp.	5,497	92,405
OM Group, Inc.	2,140	70,385
OMNOVA Solutions, Inc.*	3,359	18,609
PolyOne Corp.	6,241	183,111
Quaker Chemical Corp.	941	72,532
Rayonier Advanced Materials, Inc.	2,886	17,662
Rentech, Inc.*	1,481	8,294
RPM International, Inc.	17,750	743,547
Senomyx, Inc.*	2,973	13,260
Sensient Technologies Corp.	48,584	2,978,199
Stepan Co.	22,466	934,810
Trecora Resources*	1,449	17,997
Tredegar Corp.	1,769	23,138
Trinseo S.A.*	796	20,099
Tronox Ltd., Class A	4,458	19,481
Valhi, Inc.	1,231	2,327

		12,963,494

Construction Materials (0.1%)
Headwaters, Inc.*	5,169	97,177
Summit Materials, Inc., Class A*	1,819	34,143
U.S. Concrete, Inc.*	1,041	49,749
United States Lime & Minerals, Inc.	141	6,437

		187,506

Containers & Packaging (0.2%)
AEP Industries, Inc.*	287	16,454
AptarGroup, Inc.	1,600	105,536
Berry Plastics Group, Inc.*	8,424	253,309
Greif, Inc., Class A	2,168	69,181
Myers Industries, Inc.	1,725	23,115

		467,595

Metals & Mining (0.7%)
AK Steel Holding Corp.*	12,625	30,426
Allegheny Technologies, Inc.	3,626	51,417
Carpenter Technology Corp.	40,350	1,201,220
Century Aluminum Co.*	3,503	16,114
Cliffs Natural Resources, Inc.	10,861	26,501
Coeur Mining, Inc.*	9,618	27,123
Commercial Metals Co.	8,022	108,698
Globe Specialty Metals, Inc.	4,570	55,434
Handy & Harman Ltd.*	188	4,508
Haynes International, Inc.	875	33,110
Hecla Mining Co.	26,223	51,659
Horsehead Holding Corp.*	3,991	12,133
Kaiser Aluminum Corp.	1,205	96,701
Materion Corp.	1,421	42,659
Olympic Steel, Inc.	512	5,094
Ryerson Holding Corp.*	738	3,875
Schnitzer Steel Industries, Inc., Class A	1,858	25,157
Stillwater Mining Co.*	8,342	86,173
SunCoke Energy, Inc.	4,612	35,881
TimkenSteel Corp.	2,809	28,427
Worthington Industries, Inc.	3,298	87,331

		2,029,641

Paper & Forest Products (0.2%)
Boise Cascade Co.*	2,778	70,061
Clearwater Paper Corp.*	1,363	64,388
Deltic Timber Corp.	790	47,250
KapStone Paper and Packaging Corp.	5,990	98,895
Louisiana-Pacific Corp.*	10,024	142,742
Neenah Paper, Inc.	1,199	69,878
P.H. Glatfelter Co.	3,090	53,210
Schweitzer-Mauduit International, Inc.	2,169	74,570
Wausau Paper Corp.	2,946	18,854

		639,848

Total Materials		16,288,084

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	6,226	51,489
Atlantic Tele-Network, Inc.	713	52,712
Cincinnati Bell, Inc.*	15,047	46,947
Cogent Communications Holdings, Inc.	3,250	88,270
Consolidated Communications Holdings, Inc.	3,565	68,697
FairPoint Communications, Inc.*	1,462	22,529
General Communication, Inc., Class A*	2,497	43,098
Globalstar, Inc.*	33,540	52,658
Hawaiian Telcom Holdco, Inc.*	806	16,749
IDT Corp., Class B	1,217	17,403
inContact, Inc.*	4,419	33,187
Inteliquent, Inc.	2,321	51,828
Intelsat S.A.*	2,039	13,111
Iridium Communications, Inc.*	5,857	36,021
Lumos Networks Corp.	1,612	19,602
ORBCOMM, Inc.*	4,108	22,923
Pacific DataVision, Inc.*	922	27,568
Premiere Global Services, Inc.*	3,310	45,479

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Straight Path Communications, Inc., Class B*	662	$26,751
Vonage Holdings Corp.*	13,057	76,775
Windstream Holdings, Inc.	7,119	43,711

		857,508

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,566	21,246
Leap Wireless International, Inc.*†	3,905	7,380
NTELOS Holdings Corp.*	1,184	10,692
Shenandoah Telecommunications Co.	1,702	72,863
Spok Holdings, Inc.	1,459	24,015

		136,196

Total Telecommunication Services		993,704

Utilities (3.1%)
Electric Utilities (1.1%)
ALLETE, Inc.	3,411	172,221
Cleco Corp.	4,255	226,536
El Paso Electric Co.	2,853	105,047
Empire District Electric Co.	3,076	67,764
Genie Energy Ltd., Class B*	857	7,053
IDACORP, Inc.	27,388	1,772,278
MGE Energy, Inc.	2,420	99,680
Otter Tail Corp.	2,628	68,486
PNM Resources, Inc.	5,621	157,669
Portland General Electric Co.	6,255	231,247
Spark Energy, Inc., Class A	181	2,996
UIL Holdings Corp.	3,981	200,125
Unitil Corp.	984	36,290

		3,147,392

Gas Utilities (1.5%)
Chesapeake Utilities Corp.	1,075	57,061
Laclede Group, Inc.	52,451	2,860,153
New Jersey Resources Corp.	6,003	180,270
Northwest Natural Gas Co.	1,905	87,325
ONE Gas, Inc.	3,695	167,495
Piedmont Natural Gas Co., Inc.	5,501	220,425
South Jersey Industries, Inc.	4,835	122,084
Southwest Gas Corp.	3,276	191,056
WGL Holdings, Inc.	3,489	201,211

		4,087,080

Independent Power and Renewable Electricity Producers (0.2%)
Abengoa Yield plc	3,469	57,412
Atlantic Power Corp.	8,667	16,121
Dynegy, Inc.*	9,010	186,237
NRG Yield, Inc., Class A	2,575	28,711
NRG Yield, Inc., Class C	4,340	50,387
Ormat Technologies, Inc.	2,583	87,899
Pattern Energy Group, Inc.	3,924	74,909
Talen Energy Corp.*	5,889	59,479
TerraForm Global, Inc., Class A*	2,993	19,933
Vivint Solar, Inc.*	1,424	14,924

		596,012

Multi-Utilities (0.2%)
Avista Corp.	4,352	144,704
Black Hills Corp.	3,122	129,063
NorthWestern Corp.	3,308	178,070

		451,837

Water Utilities (0.1%)
American States Water Co.	2,634	109,048
Artesian Resources Corp., Class A	553	13,349
California Water Service Group	3,371	74,566
Connecticut Water Service, Inc.	775	28,303
Consolidated Water Co., Ltd.	995	11,542
Middlesex Water Co.	1,125	26,820
SJW Corp.	1,125	34,594
York Water Co.	891	18,729

		316,951

Total Utilities		8,599,272

Total Common Stocks (85.6%) (Cost $191,161,180)		239,226,907

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.3%)
Energy (0.3%)
Energy Equipment & Services (0.3%)
Unit Corp.
6.625%, 5/15/21	$930,000	762,600

Total Energy		762,600

Total Corporate Bonds		762,600

Total Long-Term Debt Securities (0.3%) (Cost $900,922)		762,600

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	1,382	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,864,311	4,864,311

Total Short-Term Investment (1.7%) (Cost $4,864,311)		4,864,311

Total Investments (87.6%) (Cost $196,926,413)		244,853,818
Other Assets Less Liabilities (12.4%)		34,717,347

Net Assets (100%)		$279,571,165

*	Non-income producing.

†	Securities (totaling $14,572 or 0.0% of net assets) held at fair value by management.

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	235	December-15	$26,845,622	$25,753,650	$(1,091,972)

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$42,176,420	$—	$—		$42,176,420
Consumer Staples	6,832,626	1,273,544	—		8,106,170
Energy	7,154,226	845,409	—		7,999,635
Financials	53,165,809	—	—		53,165,809
Health Care	26,393,526	2,830,349	3,275		29,227,150
Industrials	47,710,028	—	—		47,710,028
Information Technology	24,956,718	—	3,917		24,960,635
Materials	16,288,084	—	—		16,288,084
Telecommunication Services	986,324	—	7,380		993,704
Utilities	8,599,272	—	—		8,599,272
Corporate Bonds
Energy	—	762,600	—		762,600
Short-Term Investments	4,864,311	—	—		4,864,311
Warrants
Energy	—	—	—	(b)	—

Total Assets	$239,127,344	$5,711,902	$14,572		$244,853,818

Liabilities:
Futures	$(1,091,972)	$—	$—		$(1,091,972)

Total Liabilities	$(1,091,972)	$—	$—		$(1,091,972)

Total	$238,035,372	$5,711,902	$14,572		$243,761,846

(a)	A security with a market value of $7,380 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,881,792
Aggregate gross unrealized depreciation	(23,850,126)

Net unrealized appreciation	$48,031,666

Federal income tax cost of investments	$196,822,152

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(26.0%)
iShares® Core S&P 500 ETF	10,414	$2,006,882
SPDR® S&P 500 ETF Trust	5,315	1,018,513
Vanguard S&P 500 ETF	82,996	14,583,227

Total Investment Companies (26.0%) (Cost $18,734,811)		17,608,622

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Security (41.6%)
U.S. Treasury (41.6%)
U.S. Treasury Notes
2.750%, 11/15/23	$26,438,000	28,144,076

Total Long-Term Debt Securities (41.6%) (Cost $27,706,376)		28,144,076

SHORT-TERM INVESTMENTS:
Government Securities (23.6%)
Federal Home Loan Bank
0.04%, 12/23/15(o)(p)	4,343,000	4,342,641
Federal Home Loan Mortgage Corp.
0.06%, 1/22/16(o)(p)	5,240,000	5,239,040
Federal National Mortgage Association
0.05%, 1/14/16(o)(p)	6,350,000	6,349,023

Total Government Securities		15,930,704

Total Short-Term Investments (23.6%) (Cost $15,924,055)		15,930,704

Total Investments (91.2%) (Cost $62,365,242)		61,683,402
Other Assets Less Liabilities (8.8%)		5,915,885

Net Assets (100%)		$67,599,287

(o)	Discount Note Security. Effective rate calculated as of September 30, 2015.

(p)	Yield to maturity.

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
EURO Stoxx 50 Index	86	December-15	$3,037,473	$2,970,340	$(67,133)
FTSE 100 Index	27	December-15	2,477,579	2,458,211	(19,368)
Russell 2000 Mini Index	28	December-15	3,202,143	3,068,520	(133,623)
S&P MidCap 400 E-Mini Index	34	December-15	4,739,971	4,633,860	(106,111)
TOPIX Index	14	December-15	1,671,961	1,647,230	(24,731)

					$(350,966)

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Government Securities
U.S. Treasuries	$—	$28,144,076	$—	$28,144,076
Investment Companies
Exchange Traded Funds (ETFs)	17,608,622	—	—	17,608,622
Short-Term Investments	—	15,930,704	—	15,930,704

Total Assets	$17,608,622	$44,074,780	$—	$61,683,402

Liabilities:
Futures	$(350,966)	$—	$—	$(350,966)

Total Liabilities	$(350,966)	$—	$—	$(350,966)

Total	$17,257,656	$44,074,780	$—	$61,332,436

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$444,349
Aggregate gross unrealized depreciation	(1,126,189)

Net unrealized depreciation	$(681,840)

Federal income tax cost of investments	$62,365,242

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (22.4%)
Auto Components (0.8%)
Cooper Tire & Rubber Co.	4,316	$170,525
Cooper-Standard Holding, Inc.*	1,101	63,858
Dana Holding Corp.	6,651	105,618
Dorman Products, Inc.*	11,800	600,502
Federal-Mogul Holdings Corp.*	2,564	17,512
Horizon Global Corp.*	1,459	12,868
Metaldyne Performance Group, Inc.	385	8,089
Modine Manufacturing Co.*	4,097	32,243
Motorcar Parts of America, Inc.*	108	3,385
Remy International, Inc.	2,454	71,780
Standard Motor Products, Inc.	1,707	59,540
Strattec Security Corp.	249	15,702
Superior Industries International, Inc.	2,010	37,547
Tower International, Inc.*	800	19,008

		1,218,177

Automobiles (0.0%)
Winnebago Industries, Inc.	206	3,945

Distributors (0.1%)
Core-Mark Holding Co., Inc.	951	62,243
Fenix Parts, Inc.*	405	2,705
VOXX International Corp.*	1,661	12,325
Weyco Group, Inc.	537	14,520

		91,793

Diversified Consumer Services (0.5%)
American Public Education, Inc.*	1,470	34,471
Apollo Education Group, Inc.*	8,146	90,095
Ascent Capital Group, Inc., Class A*	1,137	31,131
Bridgepoint Education, Inc.*	1,525	11,621
Cambium Learning Group, Inc.*	1,018	4,856
Career Education Corp.*	5,919	22,255
Carriage Services, Inc.	1,152	24,872
Chegg, Inc.*	4,070	29,345
DeVry Education Group, Inc.	5,505	149,791
Houghton Mifflin Harcourt Co.*	10,957	222,537
K12, Inc.*	2,907	36,163
Regis Corp.*	3,581	46,911
Strayer Education, Inc.*	559	30,728
Universal Technical Institute, Inc.	1,857	6,518
Weight Watchers International, Inc.*	198	1,263

		742,557

Hotels, Restaurants & Leisure (4.4%)
Belmond Ltd., Class A*	8,314	84,055
Biglari Holdings, Inc.*	143	52,301
Bob Evans Farms, Inc.	1,763	76,426
Bravo Brio Restaurant Group, Inc.*	147	1,657
Caesars Acquisition Co., Class A*	4,017	28,521
Caesars Entertainment Corp.*	4,736	27,895
Carrols Restaurant Group, Inc.*	417	4,962
Cracker Barrel Old Country Store, Inc.	101	14,875
Del Frisco’s Restaurant Group, Inc.*	1,882	26,141
Del Taco Restaurants, Inc.*	200	2,800
Denny’s Corp.*	2,252	24,840
DineEquity, Inc.	99	9,074
Eldorado Resorts, Inc.*	1,267	11,428
Empire Resorts, Inc.*	120	505
International Speedway Corp., Class A	2,413	76,540
Intrawest Resorts Holdings, Inc.*	1,545	13,380
Isle of Capri Casinos, Inc.*	100	1,744
J Alexander’s Holdings, Inc.*	1,191	11,871
Kona Grill, Inc.*	342	5,387
Marcus Corp.	1,592	30,789
Marriott Vacations Worldwide Corp.	965	65,755
Monarch Casino & Resort, Inc.*	826	14,843
Morgans Hotel Group Co.*	1,606	5,332
Noodles & Co.*	320	4,531
Penn National Gaming, Inc.*	6,375	106,973
Planet Fitness, Inc., Class A*	550	9,427
Ruby Tuesday, Inc.*	5,406	33,571
Ruth’s Hospitality Group, Inc.	1,027	16,678
Shake Shack, Inc., Class A*	68	3,223
Sonic Corp.	1,249	28,665
Speedway Motorsports, Inc.	977	17,635
Tropicana Entertainment, Inc.*	112,200	1,813,152
Wendy’s Co.	425,200	3,677,980
Wingstop, Inc.*	85	2,038

		6,304,994

Household Durables (6.3%)
Bassett Furniture Industries, Inc.	452	12,588
Beazer Homes USA, Inc.*	2,713	36,164
Cavco Industries, Inc.*	174	11,848
Century Communities, Inc.*	1,246	24,733
CSS Industries, Inc.	825	21,730
Ethan Allen Interiors, Inc.	2,208	58,313
Flexsteel Industries, Inc.	496	15,500
Green Brick Partners, Inc.*	34,123	369,552
Helen of Troy Ltd.*	1,448	129,306
Hooker Furniture Corp.	847	19,938
Hovnanian Enterprises, Inc., Class A*	10,409	18,424
iRobot Corp.*	2,085	60,757
Jarden Corp.*	114,000	5,572,320
KB Home	7,048	95,500
La-Z-Boy, Inc.	2,711	72,004
LGI Homes, Inc.*	920	25,015
Libbey, Inc.	129	4,207
Lifetime Brands, Inc.	917	12,820
M.D.C. Holdings, Inc.	2,242	58,696
M/I Homes, Inc.*	1,769	41,713
Meritage Homes Corp.*	3,207	117,120
NACCO Industries, Inc., Class A	358	17,023
New Home Co., Inc.*	657	8,508
Ryland Group, Inc.	2,642	107,873
Skullcandy, Inc.*	1,283	7,095
Standard Pacific Corp.*	12,707	101,656
Taylor Morrison Home Corp., Class A*	2,836	52,920
TRI Pointe Group, Inc.*	148,659	1,945,946
Universal Electronics, Inc.*	220	9,247
WCI Communities, Inc.*	1,357	30,709
William Lyon Homes, Class A*	1,470	30,282
ZAGG, Inc.*	118	801

		9,090,308

Internet & Catalog Retail (0.8%)
EVINE Live, Inc.*	4,249	11,132
FTD Cos., Inc.*	1,577	46,995
Lands’ End, Inc.*	1,175	31,737
Liberty TripAdvisor Holdings, Inc., Class A*	4,578	101,494
Liberty Ventures*	20,600	831,210
Shutterfly, Inc.*	1,186	42,400
Travelport Worldwide Ltd.	2,642	34,927

		1,099,895

Leisure Products (0.1%)
Arctic Cat, Inc.	695	15,415
Black Diamond, Inc.*	1,877	11,788
Callaway Golf Co.	6,786	56,663
Escalade, Inc.	653	10,318
JAKKS Pacific, Inc.*	1,520	12,950
Johnson Outdoors, Inc., Class A	424	8,946

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Performance Sports Group Ltd.*	3,611	$48,460

		164,540

Media (6.5%)
AMC Entertainment Holdings, Inc., Class A	1,707	42,999
Carmike Cinemas, Inc.*	2,001	40,200
Central European Media Enterprises Ltd., Class A*	1,899	4,102
Crown Media Holdings, Inc., Class A*	498	2,664
Cumulus Media, Inc., Class A*	12,244	8,617
Daily Journal Corp.*	94	17,503
DreamWorks Animation SKG, Inc., Class A*	113,859	1,986,840
Entercom Communications Corp., Class A*	2,211	22,464
Entravision Communications Corp., Class A	238	1,580
Eros International plc*	2,430	66,072
EW Scripps Co., Class A	1,850	32,689
Harte-Hanks, Inc.	4,203	14,837
Hemisphere Media Group, Inc.*	848	11,533
Journal Media Group, Inc.	1,965	14,737
Live Nation Entertainment, Inc.*	161,000	3,870,440
Loral Space & Communications, Inc.*	6,100	287,188
Martha Stewart Living Omnimedia, Inc., Class A*	607	3,618
MDC Partners, Inc., Class A	2,714	50,019
Media General, Inc.*	8,273	115,739
Meredith Corp.	3,175	135,191
National CineMedia, Inc.	4,049	54,338
New Media Investment Group, Inc.	3,861	59,691
New York Times Co., Class A	9,534	112,597
Promotora de Informaciones S.A. (ADR)*	26,310	97,873
Reading International, Inc., Class A*	1,153	14,609
Rentrak Corp.*	90	4,866
Saga Communications, Inc., Class A	301	10,117
Scholastic Corp.	2,307	89,881
SFX Entertainment, Inc.*	2,222	1,133
Sizmek, Inc.*	1,915	11,471
Starz, Class A*	54,080	2,019,347
Time, Inc.	9,490	180,784
Townsquare Media, Inc., Class A*	573	5,598
Tribune Publishing Co.	974	7,636

		9,398,973

Multiline Retail (0.3%)
Burlington Stores, Inc.*	672	34,299
Fred’s, Inc., Class A	3,175	37,624
Ollie’s Bargain Outlet Holdings, Inc.*	132	2,134
Sears Canada, Inc.*	56,400	367,728
Tuesday Morning Corp.*	692	3,744

		445,529

Specialty Retail (2.1%)
Abercrombie & Fitch Co., Class A	6,006	127,267
American Eagle Outfitters, Inc.	1,958	30,604
America’s Car-Mart, Inc.*	609	20,152
Ascena Retail Group, Inc.*	12,111	168,464
Barnes & Noble Education, Inc.*	2,773	35,245
Barnes & Noble, Inc.	4,389	53,151
bebe stores, Inc.	2,501	2,351
Big 5 Sporting Goods Corp.	1,584	16,442
Build-A-Bear Workshop, Inc.*	1,134	21,421
Caleres, Inc.	3,446	105,206
Cato Corp., Class A	1,877	63,874
Children’s Place, Inc.	1,319	76,067
Christopher & Banks Corp.*	3,137	3,482
Citi Trends, Inc.	1,275	29,809
Conn’s, Inc.*	2,362	56,782
Destination XL Group, Inc.*	2,528	14,688
Express, Inc.*	738	13,188
Finish Line, Inc., Class A	2,873	55,449
Genesco, Inc.*	2,077	118,534
Group 1 Automotive, Inc.	1,595	135,814
Guess?, Inc.	5,361	114,511
Haverty Furniture Cos., Inc.	1,771	41,583
Lumber Liquidators Holdings, Inc.*	2,338	30,721
MarineMax, Inc.*	1,074	15,176
Penske Automotive Group, Inc.	14,000	678,160
Pep Boys-Manny, Moe & Jack*	4,674	56,976
Rent-A-Center, Inc.	4,556	110,483
Sears Hometown and Outlet Stores, Inc.*	63,000	504,630
Shoe Carnival, Inc.	1,265	30,107
Sonic Automotive, Inc., Class A	2,867	58,544
Sportsman’s Warehouse Holdings, Inc.*	883	10,879
Stage Stores, Inc.	2,773	27,286
Stein Mart, Inc.	2,539	24,578
Systemax, Inc.*	991	7,423
Tilly’s, Inc., Class A*	951	6,999
Vitamin Shoppe, Inc.*	2,416	78,858
West Marine, Inc.*	1,593	13,987
Zumiez, Inc.*	385	6,018

		2,964,909

Textiles, Apparel & Luxury Goods (0.5%)
Cherokee, Inc.*	57	884
Columbia Sportswear Co.	735	43,211
Crocs, Inc.*	1,538	19,879
Deckers Outdoor Corp.*	1,179	68,453
Iconix Brand Group, Inc.*	4,121	55,716
Movado Group, Inc.	17,777	459,180
Perry Ellis International, Inc.*	1,063	23,343
Sequential Brands Group, Inc.*	427	6,179
Unifi, Inc.*	1,216	36,249
Vera Bradley, Inc.*	1,819	22,937

		736,031

Total Consumer Discretionary		32,261,651

Consumer Staples (2.6%)
Beverages (0.0%)
Coca-Cola Bottling Co. Consolidated	29	5,608
Craft Brew Alliance, Inc.*	551	4,392
National Beverage Corp.*	36	1,106

		11,106

Food & Staples Retailing (0.3%)
Andersons, Inc.	2,445	83,277
Fairway Group Holdings Corp.*	1,161	1,219
Ingles Markets, Inc., Class A	834	39,890
Smart & Final Stores, Inc.*	2,084	32,740
SpartanNash Co.	3,228	83,444
SUPERVALU, Inc.*	22,607	162,318
United Natural Foods, Inc.*	339	16,445
Village Super Market, Inc., Class A	620	14,638
Weis Markets, Inc.	955	39,871

		473,842

Food Products (1.1%)
Alico, Inc.	1,497	60,763
Amplify Snack Brands, Inc.*	537	5,751
Arcadia Biosciences, Inc.*	387	1,180
B&G Foods, Inc.	242	8,821
Boulder Brands, Inc.*	366	2,998
Darling Ingredients, Inc.*	14,287	160,586

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Dean Foods Co.	4,420	$73,019
Diamond Foods, Inc.*	120	3,703
Fresh Del Monte Produce, Inc.	2,874	113,552
John B. Sanfilippo & Son, Inc.	538	27,578
Lancaster Colony Corp.	556	54,199
Landec Corp.*	1,867	21,788
Omega Protein Corp.*	1,891	32,090
Post Holdings, Inc.*	5,293	312,816
Sanderson Farms, Inc.	1,948	133,574
Seaboard Corp.*	21	64,659
Seneca Foods Corp., Class A*	655	17,259
Snyder’s-Lance, Inc.	4,192	141,396
Tootsie Roll Industries, Inc.	1,014	31,728
TreeHouse Foods, Inc.*	3,696	287,512

		1,554,972

Household Products (0.1%)
Central Garden & Pet Co., Class A*	3,261	52,535
HRG Group, Inc.*	3,791	44,468
Oil-Dri Corp. of America	400	9,160
Orchids Paper Products Co.	595	15,530

		121,693

Personal Products (1.0%)
Elizabeth Arden, Inc.*	2,277	26,618
Inter Parfums, Inc.	55,668	1,381,123
Nature’s Sunshine Products, Inc.	907	10,866
Nutraceutical International Corp.*	731	17,259
Revlon, Inc., Class A*	723	21,293
Synutra International, Inc.*	199	945

		1,458,104

Tobacco (0.1%)
Universal Corp.	1,957	97,008

Total Consumer Staples		3,716,725

Energy (3.0%)
Energy Equipment & Services (0.8%)
Atwood Oceanics, Inc.	5,581	82,655
Basic Energy Services, Inc.*	3,679	12,141
Bristow Group, Inc.	2,979	77,931
C&J Energy Services Ltd.*	4,877	17,167
CARBO Ceramics, Inc.	1,695	32,188
Era Group, Inc.*	1,798	26,916
Exterran Holdings, Inc.	5,951	107,118
Fairmount Santrol Holdings, Inc.*	546	1,474
Forum Energy Technologies, Inc.*	5,120	62,515
Geospace Technologies Corp.*	1,138	15,716
Gulfmark Offshore, Inc., Class A	2,245	13,717
Helix Energy Solutions Group, Inc.*	9,180	43,972
Hornbeck Offshore Services, Inc.*	2,780	37,613
Independence Contract Drilling, Inc.*	1,406	7,002
ION Geophysical Corp.*	10,337	4,031
Key Energy Services, Inc.*	11,673	5,486
Matrix Service Co.*	2,296	51,591
McDermott International, Inc.*	20,676	88,907
Natural Gas Services Group, Inc.*	1,056	20,381
Newpark Resources, Inc.*	7,322	37,489
Nordic American Offshore Ltd.	1,617	9,702
North Atlantic Drilling Ltd.*	6,067	4,672
Oil States International, Inc.*	4,459	116,514
Parker Drilling Co.*	10,643	27,991
PHI, Inc. (Non-Voting)*	996	18,804
Pioneer Energy Services Corp.*	5,548	11,651
SEACOR Holdings, Inc.*	1,567	93,722
Seventy Seven Energy, Inc.*	4,847	6,689
TerraVest Capital, Inc.	300	1,329
Tesco Corp.	3,336	23,819
TETRA Technologies, Inc.*	6,930	40,956
Tidewater, Inc.	4,062	53,375
Unit Corp.*	4,351	48,992

		1,204,226

Oil, Gas & Consumable Fuels (2.2%)
Abraxas Petroleum Corp.*	8,038	10,289
Adams Resources & Energy, Inc.	183	7,503
Alon USA Energy, Inc.	2,699	48,771
Approach Resources, Inc.*	3,113	5,821
Ardmore Shipping Corp.	1,498	18,096
Bill Barrett Corp.*	4,360	14,388
Bonanza Creek Energy, Inc.*	4,293	17,473
Callon Petroleum Co.*	5,718	41,684
Carrizo Oil & Gas, Inc.*	4,179	127,627
Clayton Williams Energy, Inc.*	509	19,754
Clean Energy Fuels Corp.*	6,149	27,671
Cloud Peak Energy, Inc.*	5,356	14,086
Contango Oil & Gas Co.*	1,523	11,575
Delek U.S. Holdings, Inc.	2,223	61,577
DHT Holdings, Inc.	8,075	59,917
Dorian LPG Ltd.*	2,153	22,197
Earthstone Energy, Inc.*	99	1,505
Eclipse Resources Corp.*	4,147	8,087
Energy Fuels, Inc.*	1,613	4,694
Energy XXI Ltd.	8,256	8,669
Erin Energy Corp.*	985	3,861
EXCO Resources, Inc.*	13,643	10,232
Frontline Ltd.*	9,262	24,915
GasLog Ltd.	3,601	34,642
Gastar Exploration, Inc.*	6,987	8,035
Gener8 Maritime, Inc.*	1,195	13,085
Green Plains, Inc.	3,275	63,732
Halcon Resources Corp.*	31,754	16,830
Hallador Energy Co.	716	4,976
Jones Energy, Inc., Class A*	2,480	11,879
Matador Resources Co.*	2,519	52,244
Navios Maritime Acquisition Corp.	7,168	25,231
Nordic American Tankers Ltd.	7,667	116,538
Northern Oil and Gas, Inc.*	5,357	23,678
Oasis Petroleum, Inc.*	12,032	104,438
Pacific Ethanol, Inc.*	2,712	17,601
Panhandle Oil and Gas, Inc., Class A	744	12,023
Par Petroleum Corp.*	50,722	1,056,539
Parsley Energy, Inc., Class A*	5,018	75,621
PDC Energy, Inc.*	3,438	182,248
Peabody Energy Corp.	24,026	33,156
Penn Virginia Corp.*	6,198	3,285
Renewable Energy Group, Inc.*	3,786	31,348
REX American Resources Corp.*	474	23,994
Rex Energy Corp.*	4,160	8,611
Ring Energy, Inc.*	1,990	19,641
RSP Permian, Inc.*	4,954	100,318
Sanchez Energy Corp.*	4,560	28,044
SandRidge Energy, Inc.*	37,398	10,097
Scorpio Tankers, Inc.	15,418	141,383
Ship Finance International Ltd.	5,085	82,631
Stone Energy Corp.*	4,969	24,646
Synergy Resources Corp.*	8,022	78,616
Teekay Tankers Ltd., Class A	7,819	53,951
TransAtlantic Petroleum Ltd.*	2,180	5,537
Triangle Petroleum Corp.*	4,023	5,713
Ultra Petroleum Corp.*	6,789	43,382
W&T Offshore, Inc.	3,009	9,027
Westmoreland Coal Co.*	1,546	21,783

		3,114,895

Total Energy		4,319,121

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (37.3%)
Banks (8.5%)
1st Source Corp.	1,404	$43,243
Access National Corp.	598	12,181
American National Bankshares, Inc.	746	17,494
Ameris Bancorp	2,794	80,328
Ames National Corp.	770	17,656
Arrow Financial Corp.	982	26,226
Banc of California, Inc.	3,107	38,123
BancFirst Corp.	622	39,248
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,625	60,769
Bancorp, Inc.*	2,976	22,677
BancorpSouth, Inc.	8,172	194,248
Bank of Marin Bancorp/California	522	25,051
Banner Corp.	1,803	86,129
Bar Harbor Bankshares	496	15,867
BBCN Bancorp, Inc.	6,862	103,067
Berkshire Hills Bancorp, Inc.	2,594	71,439
Blue Hills Bancorp, Inc.	2,419	33,503
BNC Bancorp	2,079	46,216
Boston Private Financial Holdings, Inc.	7,208	84,334
Bridge Bancorp, Inc.	1,209	32,292
Bryn Mawr Bank Corp.	1,490	46,294
BSB Bancorp, Inc./Massachusetts*	688	14,544
C1 Financial, Inc.*	482	9,182
Camden National Corp.	650	26,260
Capital Bank Financial Corp., Class A*	1,988	60,097
Capital City Bank Group, Inc.	961	14,338
Cardinal Financial Corp.	2,587	59,527
Cascade Bancorp*	2,759	14,926
Cathay General Bancorp	6,878	206,065
CenterState Banks, Inc.	3,851	56,610
Central Pacific Financial Corp.	1,996	41,856
Century Bancorp, Inc./Massachusetts, Class A	316	12,880
Chemical Financial Corp.	2,896	93,686
Citizens & Northern Corp.	1,035	20,203
City Holding Co.	1,308	64,484
CNB Financial Corp./Pennsylvania	1,223	22,222
CoBiz Financial, Inc.	3,169	41,229
Columbia Banking System, Inc.	4,950	154,490
Community Bank System, Inc.	3,509	130,430
Community Trust Bancorp, Inc.	1,347	47,832
CommunityOne Bancorp*	1,006	10,935
ConnectOne Bancorp, Inc.	2,516	48,559
CU Bancorp*	1,441	32,365
Customers Bancorp, Inc.*	2,330	59,881
CVB Financial Corp.	9,106	152,070
Eagle Bancorp, Inc.*	623	28,347
Enterprise Bancorp, Inc./Massachusetts	652	13,672
Enterprise Financial Services Corp.	1,756	44,199
F.N.B. Corp./Pennsylvania	15,042	194,794
Farmers Capital Bank Corp.*	637	15,829
FCB Financial Holdings, Inc., Class A*	2,408	78,549
Fidelity Southern Corp.	1,456	30,780
Financial Institutions, Inc.	1,208	29,934
First Bancorp, Inc./Maine	906	17,305
First Bancorp/North Carolina	1,736	29,512
First BanCorp/Puerto Rico*	9,998	35,593
First Busey Corp.	2,048	40,694
First Business Financial Services, Inc.	748	17,593
First Citizens BancShares, Inc./North Carolina, Class A	666	150,516
First Commonwealth Financial Corp.	7,815	71,038
First Community Bancshares, Inc./Virginia	1,474	26,385
First Connecticut Bancorp, Inc./Connecticut	1,451	23,390
First Financial Bancorp	5,309	101,296
First Financial Bankshares, Inc.	2,291	72,808
First Financial Corp./Indiana	947	30,635
First Interstate BancSystem, Inc., Class A	1,708	47,551
First Merchants Corp.	3,257	85,399
First Midwest Bancorp, Inc./Illinois	6,732	118,079
First NBC Bank Holding Co.*	1,335	46,778
First of Long Island Corp.	1,049	28,355
FirstMerit Corp.	14,028	247,875
Flushing Financial Corp.	2,528	50,611
Franklin Financial Network, Inc.*	486	10,862
Fulton Financial Corp.	15,125	183,013
German American Bancorp, Inc.	1,160	33,953
Glacier Bancorp, Inc.	6,496	171,429
Great Southern Bancorp, Inc.	907	39,273
Great Western Bancorp, Inc.	3,582	90,875
Green Bancorp, Inc.*	842	9,649
Guaranty Bancorp	1,305	21,493
Hampton Roads Bankshares, Inc.*	2,998	5,696
Hancock Holding Co.	6,706	181,397
Hanmi Financial Corp.	2,742	69,098
Heartland Financial USA, Inc.	1,513	54,907
Heritage Commerce Corp.	1,770	20,072
Heritage Financial Corp./Washington	2,632	49,534
Heritage Oaks Bancorp	2,100	16,716
Hilltop Holdings, Inc.*	4,219	83,578
Home BancShares, Inc./Arkansas	881	35,681
HomeTrust Bancshares, Inc.*	1,646	30,533
Horizon Bancorp/Indiana	925	21,969
IBERIABANK Corp.	3,287	191,336
Independent Bank Corp./Massachusetts	2,245	103,495
Independent Bank Corp./Michigan	1,911	28,206
Independent Bank Group, Inc.	829	31,859
International Bancshares Corp.	4,671	116,915
Investors Bancorp, Inc.	29,665	366,066
Lakeland Bancorp, Inc.	3,222	35,796
Lakeland Financial Corp.	1,431	64,610
LegacyTexas Financial Group, Inc.	4,098	124,907
Live Oak Bancshares, Inc.	357	7,012
MainSource Financial Group, Inc.	1,849	37,646
MB Financial, Inc.	6,460	210,854
Mercantile Bank Corp.	1,487	30,900
Merchants Bancshares, Inc./Vermont	415	12,201
Metro Bancorp, Inc.	1,042	30,624
MidWestOne Financial Group, Inc.	667	19,516
National Bank Holdings Corp., Class A	2,948	60,522
National Bankshares, Inc./Virginia	605	18,822
National Commerce Corp.*	527	12,638
National Penn Bancshares, Inc.	12,047	141,552
NBT Bancorp, Inc.	3,767	101,483
NewBridge Bancorp	3,142	26,801
OFG Bancorp	3,902	34,065
Old National Bancorp/Indiana	9,831	136,946
Old Second Bancorp, Inc.*	2,200	13,706
Opus Bank	891	34,072
Pacific Continental Corp.	1,739	23,146
Pacific Premier Bancorp, Inc.*	1,872	38,039

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Park National Corp.	1,116	$100,686
Park Sterling Corp.	4,012	27,282
Peapack-Gladstone Financial Corp.	1,332	28,198
Penns Woods Bancorp, Inc.	420	17,186
Peoples Bancorp, Inc./Ohio	1,564	32,516
Peoples Financial Services Corp.	648	22,635
People’s Utah Bancorp	155	2,528
Pinnacle Financial Partners, Inc.	2,852	140,917
Preferred Bank/California	1,002	31,663
PrivateBancorp, Inc.	6,680	256,044
Prosperity Bancshares, Inc.	5,955	292,450
QCR Holdings, Inc.	996	21,783
Renasant Corp.	3,207	105,350
Republic Bancorp, Inc./Kentucky, Class A	871	21,383
S&T Bancorp, Inc.	2,970	96,881
Sandy Spring Bancorp, Inc.	2,126	55,659
Seacoast Banking Corp. of Florida*	1,984	29,125
ServisFirst Bancshares, Inc.	1,898	78,824
Sierra Bancorp	1,039	16,582
Simmons First National Corp., Class A	2,554	122,413
South State Corp.	1,979	152,126
Southside Bancshares, Inc.	2,175	59,921
Southwest Bancorp, Inc./Oklahoma	1,678	27,536
Square 1 Financial, Inc., Class A*	938	24,083
State Bank Financial Corp.	3,067	63,426
Sterling Bancorp/Delaware	10,345	153,830
Stock Yards Bancorp, Inc.	1,269	46,128
Stonegate Bank	947	30,124
Suffolk Bancorp	1,028	28,085
Sun Bancorp, Inc./New Jersey*	770	14,776
Talmer Bancorp, Inc., Class A	4,311	71,778
Texas Capital Bancshares, Inc.*	3,670	192,381
Tompkins Financial Corp.	1,290	68,834
Towne Bank/Virginia	3,926	74,005
TriCo Bancshares	1,988	48,845
TriState Capital Holdings, Inc.*	1,872	23,344
Triumph Bancorp, Inc.*	1,288	21,638
Trustmark Corp.	5,809	134,595
UMB Financial Corp.	3,391	172,297
Umpqua Holdings Corp.	18,707	304,924
Union Bankshares Corp.	3,867	92,808
United Bankshares, Inc./West Virginia	5,970	226,800
United Community Banks, Inc./Georgia	4,559	93,186
Univest Corp. of Pennsylvania	1,625	31,233
Valley National Bancorp	19,704	193,887
Washington Trust Bancorp, Inc.	1,266	48,678
Webster Financial Corp.	7,729	275,384
WesBanco, Inc.	3,279	103,125
West Bancorp, Inc.	1,354	25,388
Westamerica Bancorp	2,192	97,413
Western Alliance Bancorp*	3,647	111,999
Wilshire Bancorp, Inc.	6,072	63,817
Wintrust Financial Corp.	4,016	214,575
Yadkin Financial Corp.	2,151	46,225

		12,189,335

Capital Markets (1.9%)
Actua Corp.*	3,524	41,442
Arlington Asset Investment Corp., Class A	2,009	28,226
BGC Partners, Inc., Class A	200	1,644
Calamos Asset Management, Inc., Class A	1,544	14,637
CIFC Corp.	545	3,897
Clarke, Inc.	3,700	28,197
Cowen Group, Inc., Class A*	9,140	41,678
Dundee Corp., Class A*	153,000	989,298
Federated Investors, Inc., Class B	14,600	421,940
GAMCO Investors, Inc., Class A	5,320	292,068
Houlihan Lokey, Inc.*	690	15,042
INTL FCStone, Inc.*	962	23,752
Investment Technology Group, Inc.	2,578	34,391
Janus Capital Group, Inc.	11,635	158,236
KCG Holdings, Inc., Class A*	2,594	28,456
Ladenburg Thalmann Financial Services, Inc.*	7,998	16,876
Moelis & Co., Class A	190	4,989
Oppenheimer Holdings, Inc., Class A	899	17,989
Piper Jaffray Cos.*	1,253	45,321
RCS Capital Corp., Class A*	4,248	3,441
Safeguard Scientifics, Inc.*	1,749	27,179
Senvest Capital, Inc.*	1,110	133,292
Stifel Financial Corp.*	5,770	242,917
Virtus Investment Partners, Inc.	555	55,778
Walter Investment Management Corp.*	3,275	53,219

		2,723,905

Consumer Finance (1.9%)
Cash America International, Inc.	2,395	66,988
Emergent Capital, Inc.*	439,912	2,397,520
Encore Capital Group, Inc.*	1,876	69,412
Enova International, Inc.*	294	3,005
Ezcorp, Inc., Class A*	4,518	27,876
First Cash Financial Services, Inc.*	182	7,291
Green Dot Corp., Class A*	3,965	69,784
JG Wentworth Co., Class A*	1,329	6,552
Nelnet, Inc., Class A	2,058	71,227
Regional Management Corp.*	869	13,470
World Acceptance Corp.*	236	6,334

		2,739,459

Diversified Financial Services (6.6%)
FNFV Group*	6,894	80,798
GAIN Capital Holdings, Inc.	2,315	16,853
Marlin Business Services Corp.	760	11,697
NewStar Financial, Inc.*	2,115	17,343
Onex Corp.	50,100	2,873,736
PHH Corp.*	4,316	60,942
PICO Holdings, Inc.*	2,016	19,515
Resource America, Inc., Class A	1,222	8,126
Texas Pacific Land Trust	45,500	6,381,375
Tiptree Financial, Inc., Class A	2,473	15,827

		9,486,212

Insurance (3.5%)
Ambac Financial Group, Inc.*	3,467	50,168
American Equity Investment Life Holding Co.	6,836	159,347
AMERISAFE, Inc.	1,627	80,911
AmTrust Financial Services, Inc.	8,550	538,479
Argo Group International Holdings Ltd.	2,403	135,986
Atlas Financial Holdings, Inc.*	455	8,418
Baldwin & Lyons, Inc., Class B	831	18,033
Citizens, Inc./Texas*	4,249	31,528
CNO Financial Group, Inc.	16,968	319,168
Crawford & Co., Class B	1,743	9,778
Donegal Group, Inc., Class A	752	10,573
EMC Insurance Group, Inc.	673	15,620
Employers Holdings, Inc.	1,100	24,519
Enstar Group Ltd.*	782	117,300
FBL Financial Group, Inc., Class A	804	49,462
Federated National Holding Co.	1,207	28,992

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Fidelity & Guaranty Life	960	$23,558
First American Financial Corp.	9,244	361,163
Global Indemnity plc*	737	19,287
Greenlight Capital Reinsurance Ltd., Class A*	52,323	1,165,756
Hallmark Financial Services, Inc.*	1,255	14,420
HCI Group, Inc.	656	25,433
Heritage Insurance Holdings, Inc.*	788	15,547
Horace Mann Educators Corp.	3,527	117,167
Independence Holding Co.	621	8,048
Infinity Property & Casualty Corp.	976	78,607
James River Group Holdings Ltd.	920	24,739
Kansas City Life Insurance Co.	305	14,332
Kemper Corp.	3,724	131,718
Maiden Holdings Ltd.	3,805	52,813
MBIA, Inc.*	11,447	69,598
National General Holdings Corp.	2,946	56,828
National Interstate Corp.	455	12,139
National Western Life Insurance Co., Class A	194	43,204
Navigators Group, Inc.*	921	71,820
OneBeacon Insurance Group Ltd., Class A	1,991	27,954
Primerica, Inc.	4,436	199,931
RLI Corp.	3,718	199,025
Safety Insurance Group, Inc.	1,280	69,312
Selective Insurance Group, Inc.	4,888	151,821
State Auto Financial Corp.	1,283	29,265
State National Cos., Inc.	2,392	22,365
Stewart Information Services Corp.	1,995	81,616
Symetra Financial Corp.	6,419	203,097
Third Point Reinsurance Ltd.*	6,772	91,083
United Fire Group, Inc.	1,735	60,812
United Insurance Holdings Corp.	1,460	19,199

		5,059,939

Real Estate Investment Trusts (REITs) (7.9%)
Acadia Realty Trust (REIT)	5,962	179,277
AG Mortgage Investment Trust, Inc. (REIT)	2,541	38,674
Agree Realty Corp. (REIT)	1,556	46,447
Alexander’s, Inc. (REIT)	11	4,114
Altisource Residential Corp. (REIT)	4,988	69,433
American Assets Trust, Inc. (REIT)	365	14,914
American Capital Mortgage Investment Corp. (REIT)	4,518	66,595
American Residential Properties, Inc. (REIT)	2,893	49,962
Anworth Mortgage Asset Corp. (REIT)	9,305	45,967
Apollo Commercial Real Estate Finance, Inc. (REIT)	5,136	80,687
Apollo Residential Mortgage, Inc. (REIT)	2,796	35,397
Ares Commercial Real Estate Corp. (REIT)	2,455	29,435
Armada Hoffler Properties, Inc. (REIT)	2,315	22,618
ARMOUR Residential REIT, Inc. (REIT)	3,867	77,500
Ashford Hospitality Prime, Inc. (REIT)	2,486	34,879
Ashford Hospitality Trust, Inc. (REIT)	7,310	44,591
Bluerock Residential Growth REIT, Inc. (REIT)	1,607	19,252
Campus Crest Communities, Inc. (REIT)	5,732	30,494
Capstead Mortgage Corp. (REIT)	8,497	84,035
CatchMark Timber Trust, Inc. (REIT), Class A	3,384	34,788
Cedar Realty Trust, Inc. (REIT)	7,426	46,115
Chambers Street Properties (REIT)	20,647	133,999
Chatham Lodging Trust (REIT)	3,325	71,421
Chesapeake Lodging Trust (REIT)	5,165	134,600
Colony Capital, Inc. (REIT), Class A	9,711	189,947
CorEnergy Infrastructure Trust, Inc. (REIT)	4,979	22,007
Cousins Properties, Inc. (REIT)	18,783	173,179
CubeSmart (REIT)	3,148	85,657
CyrusOne, Inc. (REIT)	518	16,918
CYS Investments, Inc. (REIT)	13,358	96,979
DCT Industrial Trust, Inc. (REIT)	7,727	260,091
DiamondRock Hospitality Co. (REIT)	17,004	187,894
DuPont Fabros Technology, Inc. (REIT)	3,549	91,848
Dynex Capital, Inc. (REIT)	5,013	32,885
EastGroup Properties, Inc. (REIT)	2,232	120,930
Education Realty Trust, Inc. (REIT)	4,227	139,280
EPR Properties (REIT)	4,953	255,426
Equity LifeStyle Properties, Inc. (REIT)	7,000	409,990
Equity One, Inc. (REIT)	5,649	137,497
FelCor Lodging Trust, Inc. (REIT)	12,376	87,498
First Industrial Realty Trust, Inc. (REIT)	9,574	200,575
First Potomac Realty Trust (REIT)	5,065	55,715
Franklin Street Properties Corp. (REIT)	7,830	84,173
Geo Group, Inc. (REIT)	6,433	191,317
Getty Realty Corp. (REIT)	2,287	36,135
Gladstone Commercial Corp. (REIT)	1,830	25,821
Government Properties Income Trust (REIT)	6,180	98,880
Gramercy Property Trust, Inc. (REIT)	4,943	102,666
Great Ajax Corp. (REIT)	384	4,750
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,787	47,992
Hatteras Financial Corp. (REIT)	8,197	124,185
Healthcare Realty Trust, Inc. (REIT)	8,722	216,742
Hersha Hospitality Trust (REIT)	4,293	97,279
Highwoods Properties, Inc. (REIT)	8,083	313,216
Hudson Pacific Properties, Inc. (REIT)	6,459	185,955
Independence Realty Trust, Inc. (REIT)	2,677	19,304
InfraREIT, Inc. (REIT)	1,907	45,158
Inland Real Estate Corp. (REIT)	5,315	43,052
Invesco Mortgage Capital, Inc. (REIT)	10,786	132,021
Investors Real Estate Trust (REIT)	10,436	80,775
iStar, Inc. (REIT)*	7,394	93,017
Kite Realty Group Trust (REIT)	7,240	172,384
Ladder Capital Corp. (REIT)	3,391	48,559
LaSalle Hotel Properties (REIT)	9,623	273,197
Lexington Realty Trust (REIT)	17,826	144,391
LTC Properties, Inc. (REIT)	2,903	123,871
Mack-Cali Realty Corp. (REIT)	7,745	146,226
Medical Properties Trust, Inc. (REIT)	20,125	222,583
Monmouth Real Estate Investment Corp. (REIT)	5,215	50,846
Monogram Residential Trust, Inc. (REIT)	14,385	133,924
National Health Investors, Inc. (REIT)	2,158	124,063

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
National Storage Affiliates Trust (REIT)	118	$1,599
New Residential Investment Corp. (REIT)	19,864	260,218
New Senior Investment Group, Inc. (REIT)	7,400	77,404
New York Mortgage Trust, Inc. (REIT)	9,664	53,055
New York REIT, Inc. (REIT)	14,117	142,017
NexPoint Residential Trust, Inc. (REIT)	1,636	21,857
One Liberty Properties, Inc. (REIT)	1,111	23,698
Orchid Island Capital, Inc. (REIT)	1,949	18,028
Parkway Properties, Inc. (REIT)	7,376	114,771
Pebblebrook Hotel Trust (REIT)	6,207	220,038
Pennsylvania Real Estate Investment Trust (REIT)	5,975	118,484
PennyMac Mortgage Investment Trust (REIT)	4,210	65,129
Physicians Realty Trust (REIT)	6,142	92,683
Potlatch Corp. (REIT)	990	28,502
Preferred Apartment Communities, Inc. (REIT), Class A	1,892	20,585
PS Business Parks, Inc. (REIT)	1,529	121,372
QTS Realty Trust, Inc. (REIT), Class A	139	6,073
RAIT Financial Trust (REIT)	7,143	35,429
Ramco-Gershenson Properties Trust (REIT)	6,828	102,488
Redwood Trust, Inc. (REIT)	7,353	101,766
Resource Capital Corp. (REIT)	2,919	32,605
Retail Opportunity Investments Corp. (REIT)	8,362	138,307
Rexford Industrial Realty, Inc. (REIT)	4,953	68,302
RLJ Lodging Trust (REIT)	7,284	184,067
Rouse Properties, Inc. (REIT)	3,170	49,389
Sabra Health Care REIT, Inc. (REIT)	4,758	110,290
Saul Centers, Inc. (REIT)	113	5,848
Select Income REIT (REIT)	5,402	102,692
Silver Bay Realty Trust Corp. (REIT)	3,226	51,648
Sovran Self Storage, Inc. (REIT)	408	38,474
STAG Industrial, Inc. (REIT)	5,650	102,886
STORE Capital Corp. (REIT)	3,176	65,616
Strategic Hotels & Resorts, Inc. (REIT)*	23,516	324,286
Summit Hotel Properties, Inc. (REIT)	7,575	88,400
Sun Communities, Inc. (REIT)	3,378	228,893
Sunstone Hotel Investors, Inc. (REIT)	17,749	234,819
Terreno Realty Corp. (REIT)	3,734	73,336
UMH Properties, Inc. (REIT)	1,957	18,200
United Development Funding IV (REIT)	2,624	46,182
Urstadt Biddle Properties, Inc. (REIT), Class A	2,130	39,916
Washington Real Estate Investment Trust (REIT)	5,922	147,635
Western Asset Mortgage Capital Corp. (REIT)	3,706	46,733
Whitestone REIT (REIT)	2,300	26,519
Xenia Hotels & Resorts, Inc. (REIT)	9,658	168,629

		11,360,860

Real Estate Management & Development (5.3%)
Alexander & Baldwin, Inc.	4,243	145,662
Altisource Asset Management Corp.*	15	359
AV Homes, Inc.*	1,042	14,088
Consolidated-Tomoka Land Co.	670	33,366
Dream Unlimited Corp.*	345,500	1,860,925
Forestar Group, Inc.*	2,923	38,438
FRP Holdings, Inc.*	600	18,084
Howard Hughes Corp.*	45,000	5,163,300
Kennedy-Wilson Holdings, Inc.	7,266	161,087
RE/MAX Holdings, Inc., Class A	1,034	37,203
St. Joe Co.*	3,302	63,167
Tejon Ranch Co.*	1,603	34,961

		7,570,640

Thrifts & Mortgage Finance (1.7%)
Anchor BanCorp Wisconsin, Inc.*	674	28,706
Astoria Financial Corp.	7,613	122,569
Bank Mutual Corp.	3,925	30,144
BankFinancial Corp.	1,641	20,398
BBX Capital Corp., Class A*	245	3,944
Bear State Financial, Inc.*	1,133	10,084
Beneficial Bancorp, Inc.*	7,110	94,279
Brookline Bancorp, Inc.	6,067	61,519
Capitol Federal Financial, Inc.	12,156	147,331
Charter Financial Corp./Maryland	1,527	19,362
Clifton Bancorp, Inc.	2,364	32,812
Dime Community Bancshares, Inc.	2,700	45,630
EverBank Financial Corp.	8,264	159,495
Federal Agricultural Mortgage Corp., Class C	911	23,622
First Defiance Financial Corp.	812	29,687
Flagstar Bancorp, Inc.*	1,795	36,905
Fox Chase Bancorp, Inc.	1,048	18,193
Hingham Institution for Savings	111	12,879
HomeStreet, Inc.*	1,329	30,700
Impac Mortgage Holdings, Inc.*	55	899
Kearny Financial Corp.	8,033	92,138
Meridian Bancorp, Inc.	3,969	54,256
Meta Financial Group, Inc.	603	25,187
MGIC Investment Corp.*	16,152	149,568
Nationstar Mortgage Holdings, Inc.*	3,393	47,061
NMI Holdings, Inc., Class A*	4,311	32,764
Northfield Bancorp, Inc.	4,075	61,981
Northwest Bancshares, Inc.	8,439	109,707
OceanFirst Financial Corp.	1,187	20,440
Ocwen Financial Corp.*	9,286	62,309
Oritani Financial Corp.	3,798	59,325
PennyMac Financial Services, Inc., Class A*	468	7,488
Provident Financial Services, Inc.	5,649	110,155
Radian Group, Inc.	16,534	263,056
Stonegate Mortgage Corp.*	1,081	7,686
Territorial Bancorp, Inc.	765	19,921
TrustCo Bank Corp.	8,108	47,351
United Community Financial Corp./Ohio	4,336	21,680
United Financial Bancorp, Inc.	3,493	45,584
Walker & Dunlop, Inc.*	1,166	30,409
Washington Federal, Inc.	8,169	185,845
Waterstone Financial, Inc.	2,358	31,786
WSFS Financial Corp.	2,459	70,844

		2,485,699

Total Financials		53,616,049

Health Care (2.1%)
Biotechnology (0.2%)
ACADIA Pharmaceuticals, Inc.*	530	17,527
Acorda Therapeutics, Inc.*	325	8,616
Adamas Pharmaceuticals, Inc.*	895	14,982
Agenus, Inc.*	1,319	6,067
Aimmune Therapeutics, Inc.*	101	2,557
Akebia Therapeutics, Inc.*	2,107	20,354
Array BioPharma, Inc.*	2,255	10,283

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Arrowhead Research Corp.*	2,319	$13,357
Axovant Sciences Ltd.*	147	1,899
BioCryst Pharmaceuticals, Inc.*	1,227	13,988
Calithera Biosciences, Inc.*	946	5,137
Celldex Therapeutics, Inc.*	784	8,263
Cytokinetics, Inc.*	1,485	9,935
Emergent BioSolutions, Inc.*	781	22,251
Geron Corp.*	804	2,219
Global Blood Therapeutics, Inc.*	63	2,656
Idera Pharmaceuticals, Inc.*	614	2,057
Ignyta, Inc.*	725	6,365
Immunomedics, Inc.*	686	1,180
Inovio Pharmaceuticals, Inc.*	620	3,584
Lexicon Pharmaceuticals, Inc.*	2,127	22,844
Loxo Oncology, Inc.*	660	11,537
Merrimack Pharmaceuticals, Inc.*	482	4,102
Navidea Biopharmaceuticals, Inc.*	2,844	6,484
Ocata Therapeutics, Inc.*	353	1,475
Osiris Therapeutics, Inc.*	148	2,733
PDL BioPharma, Inc.	14,097	70,908
Peregrine Pharmaceuticals, Inc.*	1,330	1,357
Rigel Pharmaceuticals, Inc.*	1,751	4,325
Seres Therapeutics, Inc.*	56	1,660
Spectrum Pharmaceuticals, Inc.*	4,294	25,678
Stemline Therapeutics, Inc.*	1,108	9,784
Threshold Pharmaceuticals, Inc.*	319	1,298
Tokai Pharmaceuticals, Inc.*	476	4,927
Vanda Pharmaceuticals, Inc.*	717	8,088
Verastem, Inc.*	2,401	4,298
Versartis, Inc.*	1,783	20,558
XOMA Corp.*	1,363	1,024

		376,357

Health Care Equipment & Supplies (0.8%)
Analogic Corp.	981	80,481
AngioDynamics, Inc.*	2,202	29,044
Anika Therapeutics, Inc.*	269	8,562
AtriCure, Inc.*	577	12,642
Cardiovascular Systems, Inc.*	138	2,186
Cerus Corp.*	1,233	5,598
CONMED Corp.	2,364	112,857
CryoLife, Inc.	2,235	21,747
Cutera, Inc.*	374	4,892
Cynosure, Inc., Class A*	167	5,017
Entellus Medical, Inc.*	77	1,388
Exactech, Inc.*	890	15,513
Glaukos Corp.*	87	2,105
Greatbatch, Inc.*	2,210	124,688
Haemonetics Corp.*	2,342	75,693
Halyard Health, Inc.*	4,016	114,215
ICU Medical, Inc.*	438	47,961
Integra LifeSciences Holdings Corp.*	1,329	79,142
Invacare Corp.	2,810	40,661
LeMaitre Vascular, Inc.	576	7,021
Meridian Bioscience, Inc.	542	9,268
Merit Medical Systems, Inc.*	3,772	90,189
OraSure Technologies, Inc.*	4,517	20,055
Orthofix International N.V.*	1,634	55,147
Oxford Immunotec Global plc*	74	999
Quidel Corp.*	1,444	27,263
Rockwell Medical, Inc.*	475	3,662
RTI Surgical, Inc.*	791	4,493
SeaSpine Holdings Corp.*	412	6,674
SurModics, Inc.*	909	19,853
Tornier N.V.*	1,379	28,118
TransEnterix, Inc.*	3,323	7,510
Unilife Corp.*	1,673	1,639
Wright Medical Group, Inc.*	2,237	47,022

		1,113,305

Health Care Providers & Services (0.8%)
Aceto Corp.	333	9,141
Addus HomeCare Corp.*	501	15,606
Alliance HealthCare Services, Inc.*	308	3,006
Almost Family, Inc.*	623	24,951
Amedisys, Inc.*	505	19,175
Amsurg Corp.*	3,164	245,874
BioScrip, Inc.*	5,984	11,190
Cross Country Healthcare, Inc.*	1,078	14,672
Ensign Group, Inc.	157	6,693
Five Star Quality Care, Inc.*	3,796	11,730
Genesis Healthcare, Inc.*	1,587	9,728
Hanger, Inc.*	3,067	41,834
Healthways, Inc.*	2,669	29,679
IPC Healthcare, Inc.*	602	46,769
Kindred Healthcare, Inc.	7,210	113,557
LHC Group, Inc.*	1,056	47,277
Magellan Health, Inc.*	2,364	131,037
National HealthCare Corp.	876	53,340
National Research Corp., Class A	159	1,898
Owens & Minor, Inc.	5,463	174,488
PharMerica Corp.*	2,633	74,962
Select Medical Holdings Corp.	585	6,312
Surgical Care Affiliates, Inc.*	94	3,073
Teladoc, Inc.*	135	3,009
Triple-S Management Corp., Class B*	2,096	37,330
Trupanion, Inc.*	269	2,031
Universal American Corp.*	4,263	29,159

		1,167,521

Health Care Technology (0.0%)
Evolent Health, Inc., Class A*	214	3,416
MedAssets, Inc.*	351	7,041
Vocera Communications, Inc.*	744	8,489

		18,946

Life Sciences Tools & Services (0.1%)
Affymetrix, Inc.*	4,833	41,274
Harvard Bioscience, Inc.*	2,698	10,198
Luminex Corp.*	3,436	58,103

		109,575

Pharmaceuticals (0.2%)
Amphastar Pharmaceuticals, Inc.*	908	10,614
Aratana Therapeutics, Inc.*	237	2,005
Assembly Biosciences, Inc.*	67	641
Dermira, Inc.*	814	18,999
Endocyte, Inc.*	3,217	14,734
Medicines Co.*	5,157	195,760
Omeros Corp.*	241	2,641
Theravance Biopharma, Inc.*	2,200	24,178
Theravance, Inc.	938	6,735

		276,307

Total Health Care		3,062,011

Industrials (9.7%)
Aerospace & Defense (1.0%)
AAR Corp.	3,081	58,447
Aerojet Rocketdyne Holdings, Inc.*	2,856	46,210
Aerovironment, Inc.*	1,688	33,827
American Science & Engineering, Inc.	635	22,581
Cubic Corp.	1,866	78,260
Curtiss-Wright Corp.	3,820	238,444
DigitalGlobe, Inc.*	6,248	118,837
Ducommun, Inc.*	949	19,046
Engility Holdings, Inc.	1,554	40,062
Esterline Technologies Corp.*	2,512	180,588

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
KEYW Holding Corp.*	2,916	$17,933
KLX, Inc.*	4,554	162,760
Kratos Defense & Security Solutions, Inc.*	3,967	16,741
Moog, Inc., Class A*	3,037	164,211
National Presto Industries, Inc.	422	35,558
Sparton Corp.*	342	7,319
Teledyne Technologies, Inc.*	2,273	205,252
Vectrus, Inc.*	86	1,895

		1,447,971

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	4,590	39,245
Atlas Air Worldwide Holdings, Inc.*	2,163	74,753
Hub Group, Inc., Class A*	264	9,612
UTi Worldwide, Inc.*	7,921	36,357
XPO Logistics, Inc.*	1,076	25,641

		185,608

Airlines (0.1%)
Republic Airways Holdings, Inc.*	4,399	25,426
SkyWest, Inc.	4,410	73,559
Virgin America, Inc.*	143	4,895

		103,880

Building Products (0.2%)
Gibraltar Industries, Inc.*	2,640	48,444
Griffon Corp.	2,270	35,798
Insteel Industries, Inc.	138	2,219
Quanex Building Products Corp.	2,717	49,368
Simpson Manufacturing Co., Inc.	3,318	111,120
Universal Forest Products, Inc.	1,744	100,594

		347,543

Commercial Services & Supplies (1.0%)
ABM Industries, Inc.	4,845	132,317
ACCO Brands Corp.*	9,545	67,483
Brady Corp., Class A	4,140	81,392
Casella Waste Systems, Inc., Class A*	2,775	16,095
CECO Environmental Corp.	1,882	15,414
Civeo Corp.	9,281	13,736
Deluxe Corp.	1,951	108,749
Ennis, Inc.	2,239	38,869
Essendant, Inc.	3,320	107,668
G&K Services, Inc., Class A	479	31,911
Heritage-Crystal Clean, Inc.*	979	10,054
InnerWorkings, Inc.*	1,981	12,381
Kimball International, Inc., Class B	1,878	17,766
Matthews International Corp., Class A	2,689	131,680
McGrath RentCorp	2,270	60,586
Mobile Mini, Inc.	3,564	109,736
MSA Safety, Inc.	895	35,773
NL Industries, Inc.*	576	1,722
Quad/Graphics, Inc.	2,487	30,093
SP Plus Corp.*	83	1,921
Tetra Tech, Inc.	5,189	126,145
TRC Cos., Inc.*	1,434	16,964
UniFirst Corp.	1,286	137,358
Viad Corp.	1,778	51,544
West Corp.	3,872	86,733

		1,444,090

Construction & Engineering (0.5%)
Aegion Corp.*	3,189	52,555
Ameresco, Inc., Class A*	1,767	10,390
Argan, Inc.	138	4,786
Comfort Systems USA, Inc.	209	5,697
EMCOR Group, Inc.	5,425	240,056
Furmanite Corp.*	447	2,718
Granite Construction, Inc.	3,407	101,086
Great Lakes Dredge & Dock Corp.*	4,805	24,217
HC2 Holdings, Inc.*	620	4,346
MasTec, Inc.*	5,765	91,260
MYR Group, Inc.*	1,820	47,684
Northwest Pipe Co.*	839	10,957
Orion Marine Group, Inc.*	2,463	14,729
Primoris Services Corp.	1,048	18,770
Tutor Perini Corp.*	3,260	53,659

		682,910

Electrical Equipment (0.2%)
Encore Wire Corp.	408	13,329
EnerSys, Inc.	2,802	150,131
Franklin Electric Co., Inc.	303	8,251
FuelCell Energy, Inc.*	15,257	11,211
General Cable Corp.	371	4,415
LSI Industries, Inc.	1,817	15,336
Plug Power, Inc.*	6,181	11,311
Powell Industries, Inc.	790	23,779
PowerSecure International, Inc.*	1,604	18,478
Preformed Line Products Co.	224	8,322
Sunrun, Inc.*	1,351	14,010
Thermon Group Holdings, Inc.*	2,366	48,621
Vicor Corp.*	192	1,958

		329,152

Industrial Conglomerates (3.6%)
Icahn Enterprises LP	77,138	5,169,789
Raven Industries, Inc.	2,836	48,070

		5,217,859

Machinery (1.4%)
Accuride Corp.*	205	568
Actuant Corp., Class A	5,175	95,168
Alamo Group, Inc.	830	38,802
Albany International Corp., Class A	2,091	59,824
Altra Industrial Motion Corp.	433	10,011
American Railcar Industries, Inc.	599	21,660
Astec Industries, Inc.	1,616	54,152
Barnes Group, Inc.	4,719	170,120
Briggs & Stratton Corp.	3,910	75,502
Chart Industries, Inc.*	2,636	50,638
CIRCOR International, Inc.	1,477	59,257
CLARCOR, Inc.	244	11,634
Colfax Corp.*	12,000	358,920
Columbus McKinnon Corp.	1,712	31,090
Douglas Dynamics, Inc.	1,418	28,161
EnPro Industries, Inc.	797	31,218
ESCO Technologies, Inc.	2,247	80,667
ExOne Co.*	897	6,019
Federal Signal Corp.	5,369	73,609
FreightCar America, Inc.	549	9,421
Global Brass & Copper Holdings, Inc.	205	4,205
Gorman-Rupp Co.	1,231	29,507
Graham Corp.	851	15,020
Hurco Cos., Inc.	573	15,036
Hyster-Yale Materials Handling, Inc.	582	33,657
Kadant, Inc.	800	31,208
L.B. Foster Co., Class A	905	11,113
Lindsay Corp.	161	10,914
Lydall, Inc.*	972	27,692
Meritor, Inc.*	3,746	39,820
Milacron Holdings Corp.*	606	10,635
Miller Industries, Inc.	918	17,938
Mueller Industries, Inc.	1,603	47,417
Navistar International Corp.*	4,148	52,763
Standex International Corp.	297	22,379
Tennant Co.	104	5,843
Titan International, Inc.	3,556	23,505
TriMas Corp.*	3,648	59,645

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Twin Disc, Inc.	697	$8,650
Watts Water Technologies, Inc., Class A	2,442	128,986
Woodward, Inc.	1,734	70,574

		1,932,948

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	1,850	10,971
Golden Ocean Group Ltd.	5,867	14,433
Matson, Inc.	294	11,316
Navios Maritime Holdings, Inc.	7,102	17,684
Safe Bulkers, Inc.	3,370	9,301
Scorpio Bulkers, Inc.*	28,143	41,089
Ultrapetrol Bahamas Ltd.*	1,820	746

		105,540

Professional Services (0.6%)
Acacia Research Corp.	4,451	40,415
CBIZ, Inc.*	4,402	43,228
CDI Corp.	1,231	10,525
CRA International, Inc.*	839	18,106
Exponent, Inc.	151	6,728
Franklin Covey Co.*	930	14,936
FTI Consulting, Inc.*	3,329	138,187
Heidrick & Struggles International, Inc.	1,510	29,369
Hill International, Inc.*	3,092	10,142
Huron Consulting Group, Inc.*	1,772	110,803
ICF International, Inc.*	1,720	52,271
Kelly Services, Inc., Class A	2,557	36,156
Korn/Ferry International	1,984	65,611
Mistras Group, Inc.*	658	8,455
Navigant Consulting, Inc.*	4,200	66,822
Pendrell Corp.*	14,504	10,443
Resources Connection, Inc.	2,673	40,282
RPX Corp.*	4,124	56,581
TriNet Group, Inc.*	290	4,872
Volt Information Sciences, Inc.*	256	2,330
VSE Corp.	377	15,106

		781,368

Road & Rail (0.3%)
ArcBest Corp.	1,505	38,784
Celadon Group, Inc.	766	12,271
Con-way, Inc.	4,978	236,206
Covenant Transportation Group, Inc., Class A*	37	665
Marten Transport Ltd.	1,816	29,365
Roadrunner Transportation Systems, Inc.*	1,476	27,158
Universal Truckload Services, Inc.	212	3,301
USA Truck, Inc.*	542	9,339
Werner Enterprises, Inc.	2,933	73,618
YRC Worldwide, Inc.*	2,286	30,312

		461,019

Trading Companies & Distributors (0.5%)
Aircastle Ltd.	5,372	110,717
Applied Industrial Technologies, Inc.	2,106	80,344
Beacon Roofing Supply, Inc.*	3,237	105,170
CAI International, Inc.*	1,498	15,100
DXP Enterprises, Inc.*	751	20,487
Kaman Corp.	2,147	76,970
Lawson Products, Inc.*	116	2,511
MRC Global, Inc.*	8,895	99,179
Neff Corp., Class A*	591	3,304
Real Industry, Inc.*	4,954	43,694
Rush Enterprises, Inc., Class A*	3,047	73,737
TAL International Group, Inc.*	2,858	39,069
Textainer Group Holdings Ltd.	1,897	31,282
Titan Machinery, Inc.*	1,481	17,002
Univar, Inc.*	1,626	29,512
Veritiv Corp.*	718	26,738

		774,816

Transportation Infrastructure (0.1%)
Wesco Aircraft Holdings, Inc.*	5,298	64,636

Total Industrials		13,879,340

Information Technology (6.3%)
Communications Equipment (1.8%)
ADTRAN, Inc.	4,122	60,181
Applied Optoelectronics, Inc.*	237	4,451
Bel Fuse, Inc., Class B	906	17,613
Black Box Corp.	1,339	19,737
Calix, Inc.*	3,877	30,202
Comtech Telecommunications Corp.	1,411	29,081
Digi International, Inc.*	2,178	25,679
EchoStar Corp., Class A*	36,300	1,561,989
Emcore Corp.*	1,586	10,785
Extreme Networks, Inc.*	7,864	26,423
Finisar Corp.*	8,969	99,825
Harmonic, Inc.*	6,489	37,636
InterDigital, Inc.	318	16,091
Ixia*	508	7,361
KVH Industries, Inc.*	314	3,140
NETGEAR, Inc.*	2,661	77,621
NetScout Systems, Inc.*	3,807	134,654
Novatel Wireless, Inc.*	334	738
Oclaro, Inc.*	8,505	19,561
Polycom, Inc.*	11,656	122,155
ShoreTel, Inc.*	4,344	32,450
Sonus Networks, Inc.*	4,259	24,361
Ubiquiti Networks, Inc.	162	5,490
ViaSat, Inc.*	3,384	217,557

		2,584,781

Electronic Equipment, Instruments & Components (1.7%)
Agilysys, Inc.*	1,302	14,478
Anixter International, Inc.*	2,467	142,543
AVX Corp.	3,896	50,999
Benchmark Electronics, Inc.*	4,556	99,138
Checkpoint Systems, Inc.	3,672	26,622
Coherent, Inc.*	1,871	102,344
Control4 Corp.*	1,790	14,606
CTS Corp.	2,851	52,772
Daktronics, Inc.	2,630	22,802
DTS, Inc.*	188	5,020
Electro Rent Corp.	1,415	14,688
Fabrinet*	3,037	55,668
FARO Technologies, Inc.*	1,156	40,460
Gerber Scientific, Inc. (Escrow Shares)*†	2,344	—
GSI Group, Inc.*	2,964	37,732
II-VI, Inc.*	4,496	72,296
Insight Enterprises, Inc.*	3,354	86,701
Itron, Inc.*	3,337	106,484
Kimball Electronics, Inc.*	2,511	29,956
Knowles Corp.*	7,499	138,207
Littelfuse, Inc.	267	24,337
Mercury Systems, Inc.*	2,969	47,237
Multi-Fineline Electronix, Inc.*	761	12,709
Newport Corp.*	2,284	31,405
OSI Systems, Inc.*	1,266	97,431
Park Electrochemical Corp.	1,786	31,416
PC Connection, Inc.	890	18,450
Plexus Corp.*	1,812	69,907
Rofin-Sinar Technologies, Inc.*	2,124	55,075
Rogers Corp.*	1,110	59,030

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Sanmina Corp.*	7,109	$151,919
ScanSource, Inc.*	2,480	87,941
SYNNEX Corp.	2,425	206,270
Tech Data Corp.*	3,158	216,323
TTM Technologies, Inc.*	5,134	31,985
Vishay Intertechnology, Inc.	11,663	113,014
Vishay Precision Group, Inc.*	1,114	12,911

		2,380,876

Internet Software & Services (0.4%)
Amber Road, Inc.*	176	743
Appfolio, Inc., Class A*	123	2,072
Bankrate, Inc.*	5,780	59,823
Bazaarvoice, Inc.*	2,866	12,926
Blucora, Inc.*	3,554	48,939
Brightcove, Inc.*	150	738
Care.com, Inc.*	1,408	7,237
Dealertrack Technologies, Inc.*	3,246	205,017
DHI Group, Inc.*	2,494	18,231
Everyday Health, Inc.*	149	1,362
Intralinks Holdings, Inc.*	1,613	13,372
Limelight Networks, Inc.*	5,282	10,089
Liquidity Services, Inc.*	2,104	15,548
Marchex, Inc., Class B	2,900	11,687
Marin Software, Inc.*	2,229	6,977
Millennial Media, Inc.*	10,300	18,025
MINDBODY, Inc., Class A*	129	2,016
Monster Worldwide, Inc.*	7,904	50,744
QuinStreet, Inc.*	3,095	17,177
RealNetworks, Inc.*	1,894	7,746
Reis, Inc.	280	6,342
RetailMeNot, Inc.*	3,115	25,668
Rocket Fuel, Inc.*	2,282	10,657
SciQuest, Inc.*	1,056	10,560
TechTarget, Inc.*	1,229	10,471
United Online, Inc.*	1,239	12,390

		586,557

IT Services (0.6%)
6D Global Technologies, Inc.*†	798	2,322
Acxiom Corp.*	6,765	133,676
CACI International, Inc., Class A*	2,115	156,447
Cass Information Systems, Inc.	439	21,568
Ciber, Inc.*	6,887	21,901
Convergys Corp.	8,583	198,353
Datalink Corp.*	1,684	10,053
Everi Holdings, Inc.*	5,729	29,390
ExlService Holdings, Inc.*	242	8,937
ManTech International Corp., Class A	2,135	54,870
ModusLink Global Solutions, Inc.*	3,259	9,321
MoneyGram International, Inc.*	2,542	20,387
NeuStar, Inc., Class A*	381	10,367
Perficient, Inc.*	997	15,384
PFSweb, Inc.*	60	853
ServiceSource International, Inc.*	2,171	8,684
Sykes Enterprises, Inc.*	3,419	87,184
TeleTech Holdings, Inc.	673	18,030
Unisys Corp.*	1,649	19,623

		827,350

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Energy Industries, Inc.*	1,611	42,369
Advanced Micro Devices, Inc.*	30,773	52,930
Alpha & Omega Semiconductor Ltd.*	1,182	9,208
Amkor Technology, Inc.*	8,494	38,138
Applied Micro Circuits Corp.*	5,082	26,985
Axcelis Technologies, Inc.*	9,839	26,270
Brooks Automation, Inc.	5,816	68,105
Cabot Microelectronics Corp.*	333	12,900
Cascade Microtech, Inc.*	259	3,662
CEVA, Inc.*	881	16,360
Cohu, Inc.	2,251	22,195
Diodes, Inc.*	3,218	68,769
DSP Group, Inc.*	1,963	17,883
Entegris, Inc.*	4,978	65,660
Exar Corp.*	2,897	17,237
Fairchild Semiconductor International, Inc.*	10,003	140,442
FormFactor, Inc.*	2,692	18,252
Integrated Silicon Solution, Inc.	2,752	59,140
Intersil Corp., Class A	11,297	132,175
IXYS Corp.	2,094	23,369
Kopin Corp.*	5,483	17,217
Lattice Semiconductor Corp.*	7,529	28,987
MKS Instruments, Inc.	4,591	153,936
Nanometrics, Inc.*	2,049	24,875
NeoPhotonics Corp.*	2,397	16,324
NVE Corp.	228	11,067
OmniVision Technologies, Inc.*	5,029	132,062
PDF Solutions, Inc.*	160	1,600
Pericom Semiconductor Corp.	1,944	35,478
Photronics, Inc.*	5,776	52,331
PMC-Sierra, Inc.*	9,889	66,948
Power Integrations, Inc.	840	35,423
Rudolph Technologies, Inc.*	2,362	29,407
Semtech Corp.*	3,787	57,184
Sigma Designs, Inc.*	3,023	20,828
Silicon Laboratories, Inc.*	1,078	44,780
Tessera Technologies, Inc.	1,731	56,102
Ultra Clean Holdings, Inc.*	2,680	15,383
Ultratech, Inc.*	2,385	38,208
Veeco Instruments, Inc.*	3,499	71,764
Xcerra Corp.*	2,692	16,906

		1,788,859

Software (0.5%)
American Software, Inc., Class A	1,773	16,702
Bottomline Technologies de, Inc.*	554	13,856
Digimarc Corp.*	45	1,375
Digital Turbine, Inc.*	258	467
EnerNOC, Inc.*	2,338	18,470
Epiq Systems, Inc.	1,765	22,804
ePlus, Inc.*	454	35,898
Glu Mobile, Inc.*	4,969	21,714
Mentor Graphics Corp.	8,643	212,877
Park City Group, Inc.*	62	655
Progress Software Corp.*	4,377	113,058
QAD, Inc., Class A	635	16,256
Rapid7, Inc.*	107	2,434
Rovi Corp.*	7,631	80,049
Sapiens International Corp. N.V.	493	5,679
SeaChange International, Inc.*	2,929	18,453
Silver Spring Networks, Inc.*	174	2,241
Take-Two Interactive Software, Inc.*	3,533	101,503
TeleCommunication Systems, Inc., Class A*	4,421	15,208
Telenav, Inc.*	2,463	19,236
Verint Systems, Inc.*	291	12,557

		731,492

Technology Hardware, Storage & Peripherals (0.1%)
Avid Technology, Inc.*	991	7,888
Imation Corp.*	2,905	6,188
QLogic Corp.*	7,562	77,510
Quantum Corp.*	18,458	12,871
Stratasys Ltd.*	4,382	116,079

		220,536

Total Information Technology		9,120,451

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (2.4%)
Chemicals (1.4%)
A. Schulman, Inc.	267	$8,669
American Vanguard Corp.	2,239	25,883
Axiall Corp.	6,047	94,877
Calgon Carbon Corp.	2,444	38,078
Chase Corp.	54	2,127
Flotek Industries, Inc.*	4,611	77,004
FutureFuel Corp.	2,081	20,560
Hawkins, Inc.	735	28,298
Innophos Holdings, Inc.	1,608	63,741
Innospec, Inc.	2,089	97,159
Intrepid Potash, Inc.*	4,909	27,196
Kraton Performance Polymers, Inc.*	2,726	48,795
Kronos Worldwide, Inc.	1,780	11,054
LSB Industries, Inc.*	1,089	16,683
Minerals Technologies, Inc.	193	9,295
Olin Corp.	1,370	23,030
OM Group, Inc.	2,608	85,777
OMNOVA Solutions, Inc.*	1,588	8,798
Platform Specialty Products Corp.*	82,940	1,049,191
Quaker Chemical Corp.	332	25,591
Rayonier Advanced Materials, Inc.	3,495	21,389
Sensient Technologies Corp.	1,429	87,598
Stepan Co.	852	35,452
Tredegar Corp.	1,665	21,778
Tronox Ltd., Class A	5,516	24,105
Valhi, Inc.	699	1,321

		1,953,449

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	147	6,710

Containers & Packaging (0.2%)
Berry Plastics Group, Inc.*	4,172	125,452
Greif, Inc., Class A	2,647	84,466

		209,918

Metals & Mining (0.7%)
AK Steel Holding Corp.*	15,443	37,218
Carpenter Technology Corp.	4,350	129,499
Century Aluminum Co.*	4,012	18,455
Cliffs Natural Resources, Inc.	13,229	32,279
Coeur Mining, Inc.*	11,727	33,070
Commercial Metals Co.	9,666	130,974
Dominion Diamond Corp.	10,000	106,800
Handy & Harman Ltd.*	197	4,724
Haynes International, Inc.	1,010	38,218
Hecla Mining Co.	32,134	63,304
Horsehead Holding Corp.*	4,891	14,869
Kaiser Aluminum Corp.	982	78,805
Materion Corp.	1,729	51,905
McEwen Mining, Inc.	33,454	29,262
Olympic Steel, Inc.	621	6,179
Pershing Gold Corp.*	2,000	7,660
Ryerson Holding Corp.*	863	4,531
Sandstorm Gold Ltd.*	12,000	32,040
Schnitzer Steel Industries, Inc., Class A	2,251	30,479
Stillwater Mining Co.*	7,060	72,930
SunCoke Energy, Inc.	1,632	12,697
TimkenSteel Corp.	3,438	34,793
Worthington Industries, Inc.	3,182	84,259

		1,054,950

Paper & Forest Products (0.1%)
Boise Cascade Co.*	575	14,502
Louisiana-Pacific Corp.*	1,030	14,667
Neenah Paper, Inc.	673	39,222
P.H. Glatfelter Co.	3,750	64,575
Schweitzer-Mauduit International, Inc.	2,175	74,776
Wausau Paper Corp.	234	1,498

		209,240

Total Materials		3,434,267

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	4,950	40,937
Atlantic Tele-Network, Inc.	883	65,280
Cincinnati Bell, Inc.*	18,078	56,404
Consolidated Communications Holdings, Inc.	1,496	28,828
Globalstar, Inc.*	41,076	64,489
Hawaiian Telcom Holdco, Inc.*	946	19,658
IDT Corp., Class B	1,250	17,875
inContact, Inc.*	565	4,243
Inteliquent, Inc.	1,666	37,202
Intelsat S.A.*	1,749	11,246
Iridium Communications, Inc.*	7,134	43,874
Lumos Networks Corp.	308	3,745
ORBCOMM, Inc.*	5,083	28,363
Pacific DataVision, Inc.*	372	11,123
Premiere Global Services, Inc.*	3,980	54,685
Vonage Holdings Corp.*	14,456	85,001
Windstream Holdings, Inc.	492	3,021

		575,974

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,460	12,089
Leap Wireless International, Inc.*†	3,800	7,182
NTELOS Holdings Corp.*	1,468	13,256
Shenandoah Telecommunications Co.	293	12,543
Spok Holdings, Inc.	1,878	30,912

		75,982

Total Telecommunication Services		651,956

Utilities (4.3%)
Electric Utilities (1.3%)
ALLETE, Inc.	4,198	211,957
Cleco Corp.	5,224	278,126
El Paso Electric Co.	3,474	127,913
Empire District Electric Co.	3,749	82,590
Genie Energy Ltd., Class B*	801	6,592
IDACORP, Inc.	4,293	277,800
MGE Energy, Inc.	2,970	122,334
Otter Tail Corp.	3,213	83,731
PNM Resources, Inc.	6,774	190,011
Portland General Electric Co.	7,634	282,229
Spark Energy, Inc., Class A	49	811
UIL Holdings Corp.	4,876	245,117
Unitil Corp.	1,205	44,440

		1,953,651

Gas Utilities (1.8%)
Chesapeake Utilities Corp.	1,304	69,216
Laclede Group, Inc.	3,740	203,942
New Jersey Resources Corp.	7,365	221,171
Northwest Natural Gas Co.	2,354	107,908
ONE Gas, Inc.	4,531	205,390
Piedmont Natural Gas Co., Inc.	6,784	271,835
Rubis S.C.A.	11,950	890,014
South Jersey Industries, Inc.	5,888	148,672
Southwest Gas Corp.	4,032	235,146
WGL Holdings, Inc.	4,221	243,425

		2,596,719

Independent Power and Renewable Electricity Producers (0.5%)
Abengoa Yield plc	4,228	69,973

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Atlantic Power Corp.	10,664	$19,835
Dynegy, Inc.*	11,039	228,176
NRG Yield, Inc., Class A	2,989	33,327
NRG Yield, Inc., Class C	5,378	62,439
Ormat Technologies, Inc.	1,864	63,432
Pattern Energy Group, Inc.	4,770	91,059
Talen Energy Corp.*	7,190	72,619
TerraForm Global, Inc., Class A*	2,864	19,074
Vivint Solar, Inc.*	697	7,305

		667,239

Multi-Utilities (0.4%)
Avista Corp.	5,389	179,184
Black Hills Corp.	3,859	159,531
NorthWestern Corp.	4,069	219,035

		557,750

Water Utilities (0.3%)
American States Water Co.	2,971	123,000
Artesian Resources Corp., Class A	666	16,077
California Water Service Group	4,107	90,847
Connecticut Water Service, Inc.	945	34,511
Consolidated Water Co., Ltd.	1,216	14,106
Middlesex Water Co.	1,367	32,589
SJW Corp.	1,339	41,174
York Water Co.	961	20,200

		372,504

Total Utilities		6,147,863

Total Common Stocks (90.6%) (Cost $120,849,382)		130,209,434

INVESTMENT COMPANY:
Investment Company (0.1%)
JZ Capital Partners Ltd. (Cost $190,347)	27,800	169,908

Total Investment Companies (0.1%) (Cost $190,347)		169,908

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp.,expiring 4/15/16*† (Cost $—)	724	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (3.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,575,142	4,575,142

Total Short-Term Investment (3.2%) (Cost $4,575,142)		4,575,142

Total Investments (93.9%) (Cost $125,614,871)		134,954,484
Other Assets Less Liabilities (6.1%)		8,828,872

Net Assets (100%)		$143,783,356

*	Non-income producing.

†	Securities (totaling $9,504 or 0.0% of net assets) held at fair value by management.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	11	December-15	$1,256,532	$1,205,490	$(51,042)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$30,350,626	$1,911,025	$—		$32,261,651
Consumer Staples	3,716,725	—	—		3,716,725
Energy	4,317,792	1,329	—		4,319,121
Financials	50,609,021	3,007,028	—		53,616,049
Health Care	3,062,011	—	—		3,062,011
Industrials	13,879,340	—	—		13,879,340
Information Technology	9,118,129	—	2,322		9,120,451
Materials	3,434,267	—	—		3,434,267
Telecommunication Services	644,774	—	7,182		651,956
Utilities	5,257,849	890,014	—		6,147,863
Investment Companies
Investment Companies	—	169,908	—		169,908
Short-Term Investments	4,575,142	—	—		4,575,142
Warrants
Energy	—	—	—	(b)	—

Total Assets	$128,965,676	$5,979,304	$9,504		$134,954,484

Liabilities:
Futures	$(51,042)	$—	$—		$(51,042)

Total Liabilities	$(51,042)	$—	$—		$(51,042)

Total	$128,914,634	$5,979,304	$9,504		$134,903,442

(a)	A security with a market value of $7,182 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,605,476
Aggregate gross unrealized depreciation	(22,216,487)

Net unrealized appreciation	$9,388,989

Federal income tax cost of investments	$125,565,495

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.2%)
Auto Components (0.1%)
BorgWarner, Inc.	149	$6,197
Delphi Automotive plc	186	14,144
Goodyear Tire & Rubber Co.	176	5,162
Johnson Controls, Inc.	429	17,743

		43,246

Automobiles (0.2%)
Ford Motor Co.	2,554	34,658
General Motors Co.	944	28,339
Harley-Davidson, Inc.	135	7,411

		70,408

Distributors (0.0%)
Genuine Parts Co.	99	8,206

Diversified Consumer Services (0.0%)
H&R Block, Inc.	181	6,552

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	303	15,059
Chipotle Mexican Grill, Inc.*	21	15,125
Darden Restaurants, Inc.	74	5,072
Marriott International, Inc., Class A	131	8,934
McDonald’s Corp.	617	60,793
Royal Caribbean Cruises Ltd.	112	9,978
Starbucks Corp.	972	55,249
Starwood Hotels & Resorts Worldwide, Inc.	112	7,446
Wyndham Worldwide Corp.	77	5,536
Wynn Resorts Ltd.	54	2,869
Yum! Brands, Inc.	282	22,546

		208,607

Household Durables (0.1%)
D.R. Horton, Inc.	214	6,283
Garmin Ltd.	77	2,763
Harman International Industries, Inc.	47	4,512
Leggett & Platt, Inc.	89	3,671
Lennar Corp., Class A	114	5,487
Mohawk Industries, Inc.*	42	7,635
Newell Rubbermaid, Inc.	175	6,949
PulteGroup, Inc.	210	3,963
Whirlpool Corp.	52	7,657

		48,920

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	277	141,794
Expedia, Inc.	65	7,649
Netflix, Inc.*	279	28,810
Priceline Group, Inc.*	34	42,053
TripAdvisor, Inc.*	74	4,663

		224,969

Leisure Products (0.0%)
Hasbro, Inc.	73	5,266
Mattel, Inc.	222	4,676

		9,942

Media (0.8%)
Cablevision Systems Corp. - New York Group, Class A	146	4,741
CBS Corp. (Non-Voting), Class B	291	11,611
Comcast Corp., Class A	1,626	92,574
Discovery Communications, Inc., Class A*	98	2,551
Discovery Communications, Inc., Class C*	168	4,081
Interpublic Group of Cos., Inc.	269	5,146
News Corp., Class A	250	3,155
News Corp., Class B	70	897
Omnicom Group, Inc.	160	10,544
Scripps Networks Interactive, Inc., Class A	61	3,000
TEGNA, Inc.	149	3,336
Time Warner Cable, Inc.	185	33,183
Time Warner, Inc.	534	36,712
Twenty-First Century Fox, Inc., Class A	800	21,584
Twenty-First Century Fox, Inc., Class B	282	7,634
Viacom, Inc., Class B	228	9,838
Walt Disney Co.	1,108	113,238

		363,825

Multiline Retail (0.2%)
Dollar General Corp.	193	13,981
Dollar Tree, Inc.*	154	10,266
Kohl’s Corp.	130	6,020
Macy’s, Inc.	217	11,136
Nordstrom, Inc.	91	6,526
Target Corp.	412	32,408

		80,337

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	48	9,097
AutoNation, Inc.*	52	3,025
AutoZone, Inc.*	20	14,477
Bed Bath & Beyond, Inc.*	111	6,329
Best Buy Co., Inc.	201	7,461
CarMax, Inc.*	137	8,127
GameStop Corp., Class A	70	2,885
Gap, Inc.	156	4,446
Home Depot, Inc.	931	107,521
L Brands, Inc.	168	15,142
Lowe’s Cos., Inc.	607	41,834
O’Reilly Automotive, Inc.*	65	16,250
Ross Stores, Inc.	272	13,184
Signet Jewelers Ltd.	53	7,215
Staples, Inc.	422	4,950
Tiffany & Co.	73	5,637
TJX Cos., Inc.	442	31,568
Tractor Supply Co.	89	7,504
Urban Outfitters, Inc.*	62	1,822

		308,474

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	181	5,236
Fossil Group, Inc.*	27	1,509
Hanesbrands, Inc.	264	7,640
Michael Kors Holdings Ltd.*	127	5,364
NIKE, Inc., Class B	444	54,599
PVH Corp.	55	5,607
Ralph Lauren Corp.	40	4,726
Under Armour, Inc., Class A*	118	11,420
VF Corp.	223	15,211

		111,312

Total Consumer Discretionary		1,484,798

Consumer Staples (2.5%)
Beverages (0.6%)
Brown-Forman Corp., Class B	69	6,686
Coca-Cola Co.	2,836	113,780
Coca-Cola Enterprises, Inc.	138	6,672
Constellation Brands, Inc., Class A	113	14,149
Dr. Pepper Snapple Group, Inc.	125	9,881
Molson Coors Brewing Co., Class B	104	8,634

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Monster Beverage Corp.*	100	$13,514
PepsiCo, Inc.	1,052	99,204

		272,520

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	288	41,636
CVS Health Corp.	730	70,431
Kroger Co.	636	22,941
Sysco Corp.	363	14,146
Walgreens Boots Alliance, Inc.	573	47,616
Wal-Mart Stores, Inc.	1,035	67,109
Whole Foods Market, Inc.	235	7,438

		271,317

Food Products (0.4%)
Archer-Daniels-Midland Co.	399	16,539
Campbell Soup Co.	118	5,980
ConAgra Foods, Inc.	282	11,424
General Mills, Inc.	392	22,003
Hershey Co.	96	8,820
Hormel Foods Corp.	88	5,571
J.M. Smucker Co.	67	7,644
Kellogg Co.	166	11,047
Keurig Green Mountain, Inc.	78	4,067
Kraft Heinz Co.	389	27,456
McCormick & Co., Inc. (Non-Voting)	76	6,246
Mead Johnson Nutrition Co.	133	9,363
Mondelez International, Inc., Class A	1,056	44,215
Tyson Foods, Inc., Class A	199	8,577

		188,952

Household Products (0.5%)
Clorox Co.	84	9,704
Colgate-Palmolive Co.	590	37,441
Kimberly-Clark Corp.	239	26,061
Procter & Gamble Co.	1,958	140,859

		214,065

Personal Products (0.0%)
Estee Lauder Cos., Inc., Class A	148	11,941

Tobacco (0.4%)
Altria Group, Inc.	1,285	69,904
Philip Morris International, Inc.	1,015	80,520
Reynolds American, Inc.	543	24,038

		174,462

Total Consumer Staples		1,133,257

Energy (1.7%)
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.	285	14,831
Cameron International Corp.*	126	7,726
Diamond Offshore Drilling, Inc.	43	744
Ensco plc, Class A	155	2,183
FMC Technologies, Inc.*	151	4,681
Halliburton Co.	560	19,796
Helmerich & Payne, Inc.	70	3,308
National Oilwell Varco, Inc.	252	9,488
Schlumberger Ltd.	830	57,245
Transocean Ltd.	224	2,894

		122,896

Oil, Gas & Consumable Fuels (1.5%)
Anadarko Petroleum Corp.	333	20,110
Apache Corp.	248	9,712
Cabot Oil & Gas Corp.	272	5,946
Chesapeake Energy Corp.	339	2,485
Chevron Corp.	1,353	106,725
Cimarex Energy Co.	61	6,251
Columbia Pipeline Group, Inc.	208	3,804
ConocoPhillips Co.	809	38,800
CONSOL Energy, Inc.	150	1,470
Devon Energy Corp.	253	9,384
EOG Resources, Inc.	360	26,208
EQT Corp.	100	6,477
Exxon Mobil Corp.	3,032	225,429
Hess Corp.	158	7,909
Kinder Morgan, Inc.	1,178	32,607
Marathon Oil Corp.	444	6,838
Marathon Petroleum Corp.	352	16,308
Murphy Oil Corp.	106	2,565
Newfield Exploration Co.*	107	3,520
Noble Energy, Inc.	278	8,390
Occidental Petroleum Corp.	500	33,075
ONEOK, Inc.	137	4,411
Phillips 66	314	24,128
Pioneer Natural Resources Co.	98	11,921
Range Resources Corp.	111	3,565
Southwestern Energy Co.*	252	3,198
Spectra Energy Corp.	440	11,559
Tesoro Corp.	80	7,779
Valero Energy Corp.	326	19,593
Williams Cos., Inc.	447	16,472

		676,639

Total Energy		799,535

Financials (4.1%)
Banks (1.6%)
Bank of America Corp.	7,561	117,800
BB&T Corp.	511	18,191
Citigroup, Inc.	2,162	107,257
Comerica, Inc.	117	4,809
Fifth Third Bancorp	526	9,947
Huntington Bancshares, Inc./Ohio	526	5,576
JPMorgan Chase & Co.	2,663	162,363
KeyCorp	551	7,168
M&T Bank Corp.	87	10,610
People’s United Financial, Inc.	203	3,193
PNC Financial Services Group, Inc.	337	30,060
Regions Financial Corp.	868	7,821
SunTrust Banks, Inc./Georgia	340	13,002
U.S. Bancorp	1,085	44,496
Wells Fargo & Co.	3,361	172,587
Zions Bancorp	134	3,690

		718,570

Capital Markets (0.5%)
Affiliated Managers Group, Inc.*	36	6,156
Ameriprise Financial, Inc.	117	12,768
Bank of New York Mellon Corp.	725	28,384
BlackRock, Inc.	84	24,987
Charles Schwab Corp.	785	22,420
E*TRADE Financial Corp.*	190	5,003
Franklin Resources, Inc.	254	9,464
Goldman Sachs Group, Inc.	264	45,873
Legg Mason, Inc.	72	2,996
Morgan Stanley	999	31,468
Northern Trust Corp.	144	9,815
State Street Corp.	268	18,012
T. Rowe Price Group, Inc.	167	11,606

		228,952

Consumer Finance (0.2%)
American Express Co.	558	41,365
Capital One Financial Corp.	356	25,817
Discover Financial Services	285	14,817

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Navient Corp.	245	$2,754

		84,753

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	1,348	175,779
CME Group, Inc./Illinois	221	20,496
Intercontinental Exchange, Inc.	72	16,919
Leucadia National Corp.	221	4,478
McGraw Hill Financial, Inc.	178	15,397
Moody’s Corp.	114	11,195
Nasdaq, Inc.	77	4,106

		248,370

Insurance (0.7%)
ACE Ltd.	212	21,921
Aflac, Inc.	282	16,393
Allstate Corp.	263	15,317
American International Group, Inc.	848	48,183
Aon plc	183	16,216
Assurant, Inc.	44	3,476
Chubb Corp.	149	18,275
Cincinnati Financial Corp.	97	5,219
Genworth Financial, Inc., Class A*	326	1,506
Hartford Financial Services Group, Inc.	272	12,452
Lincoln National Corp.	165	7,831
Loews Corp.	188	6,794
Marsh & McLennan Cos., Inc.	347	18,120
MetLife, Inc.	732	34,514
Principal Financial Group, Inc.	179	8,474
Progressive Corp.	384	11,766
Prudential Financial, Inc.	295	22,482
Torchmark Corp.	76	4,286
Travelers Cos., Inc.	204	20,304
Unum Group	162	5,197
XL Group plc	198	7,191

		305,917

Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT)	277	24,370
Apartment Investment & Management Co. (REIT), Class A	102	3,776
AvalonBay Communities, Inc. (REIT)	87	15,209
Boston Properties, Inc. (REIT)	101	11,958
Crown Castle International Corp. (REIT)	219	17,273
Equinix, Inc. (REIT)	38	10,389
Equity Residential (REIT)	239	17,954
Essex Property Trust, Inc. (REIT)	43	9,607
General Growth Properties, Inc. (REIT)	384	9,973
HCP, Inc. (REIT)	303	11,287
Host Hotels & Resorts, Inc. (REIT)	493	7,794
Iron Mountain, Inc. (REIT)	126	3,909
Kimco Realty Corp. (REIT)	271	6,621
Macerich Co. (REIT)	88	6,760
Plum Creek Timber Co., Inc. (REIT)	115	4,544
Prologis, Inc. (REIT)	344	13,382
Public Storage (REIT)	96	20,316
Realty Income Corp. (REIT)	154	7,298
Simon Property Group, Inc. (REIT)	203	37,295
SL Green Realty Corp. (REIT)	65	7,030
Ventas, Inc. (REIT)	218	12,221
Vornado Realty Trust (REIT)	116	10,489
Welltower, Inc. (REIT)	231	15,643
Weyerhaeuser Co. (REIT)	337	9,214

		294,312

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	190	6,080

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	316	3,214

Total Financials		1,890,168

Health Care (3.6%)
Biotechnology (0.7%)
Alexion Pharmaceuticals, Inc.*	149	23,302
Amgen, Inc.	497	68,745
Baxalta, Inc.	355	11,186
Biogen, Inc.*	155	45,231
Celgene Corp.*	518	56,032
Gilead Sciences, Inc.	1,051	103,198
Regeneron Pharmaceuticals, Inc.*	51	23,722
Vertex Pharmaceuticals, Inc.*	161	16,766

		348,182

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	977	39,295
Baxter International, Inc.	358	11,760
Becton, Dickinson and Co.	138	18,307
Boston Scientific Corp.*	881	14,457
C.R. Bard, Inc.	49	9,129
DENTSPLY International, Inc.	91	4,602
Edwards Lifesciences Corp.*	70	9,952
Intuitive Surgical, Inc.*	24	11,030
Medtronic plc	927	62,053
St. Jude Medical, Inc.	184	11,609
Stryker Corp.	207	19,479
Varian Medical Systems, Inc.*	64	4,722
Zimmer Biomet Holdings, Inc.	112	10,520

		226,915

Health Care Providers & Services (0.7%)
Aetna, Inc.	229	25,055
AmerisourceBergen Corp.	135	12,824
Anthem, Inc.	171	23,940
Cardinal Health, Inc.	214	16,439
Cigna Corp.	168	22,683
DaVita HealthCare Partners, Inc.*	112	8,101
Express Scripts Holding Co.*	443	35,865
HCA Holdings, Inc.*	209	16,168
Henry Schein, Inc.*	55	7,300
Humana, Inc.	97	17,363
Laboratory Corp. of America Holdings*	66	7,159
McKesson Corp.	153	28,310
Patterson Cos., Inc.	56	2,422
Quest Diagnostics, Inc.	94	5,778
Tenet Healthcare Corp.*	65	2,400
UnitedHealth Group, Inc.	625	72,506
Universal Health Services, Inc., Class B	60	7,489

		311,802

Health Care Technology (0.0%)
Cerner Corp.*	201	12,052

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	217	7,450
PerkinElmer, Inc.	74	3,401
Thermo Fisher Scientific, Inc.	262	32,038
Waters Corp.*	54	6,383

		49,272

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (1.6%)
AbbVie, Inc.	1,085	$59,035
Allergan plc*	258	70,127
Bristol-Myers Squibb Co.	1,093	64,706
Eli Lilly & Co.	639	53,478
Endo International plc*	137	9,491
Johnson & Johnson	1,995	186,233
Mallinckrodt plc*	77	4,923
Merck & Co., Inc.	2,026	100,064
Mylan N.V.*	271	10,911
Perrigo Co. plc	96	15,098
Pfizer, Inc.	4,442	139,523
Zoetis, Inc.	301	12,395

		725,984

Total Health Care		1,674,207

Industrials (2.4%)
Aerospace & Defense (0.6%)
Boeing Co.	418	54,737
General Dynamics Corp.	199	27,452
Honeywell International, Inc.	512	48,481
L-3 Communications Holdings, Inc.	53	5,540
Lockheed Martin Corp.	175	36,279
Northrop Grumman Corp.	123	20,412
Precision Castparts Corp.	90	20,674
Raytheon Co.	199	21,743
Rockwell Collins, Inc.	86	7,038
Textron, Inc.	181	6,813
United Technologies Corp.	543	48,322

		297,491

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	93	6,303
Expeditors International of Washington, Inc.	124	5,834
FedEx Corp.	172	24,765
United Parcel Service, Inc., Class B	458	45,200

		82,102

Airlines (0.2%)
American Airlines Group, Inc.	440	17,085
Delta Air Lines, Inc.	521	23,377
Southwest Airlines Co.	432	16,433
United Continental Holdings, Inc.*	248	13,157

		70,052

Building Products (0.0%)
Allegion plc	62	3,575
Masco Corp.	225	5,666

		9,241

Commercial Services & Supplies (0.1%)
ADT Corp.	111	3,319
Cintas Corp.	58	4,973
Pitney Bowes, Inc.	133	2,640
Republic Services, Inc.	158	6,510
Stericycle, Inc.*	55	7,662
Tyco International plc	277	9,268
Waste Management, Inc.	276	13,748

		48,120

Construction & Engineering (0.0%)
Fluor Corp.	95	4,023
Jacobs Engineering Group, Inc.*	81	3,032
Quanta Services, Inc.*	134	3,244

		10,299

Electrical Equipment (0.1%)
AMETEK, Inc.	159	8,319
Eaton Corp. plc	306	15,698
Emerson Electric Co.	431	19,037
Rockwell Automation, Inc.	88	8,929

		51,983

Industrial Conglomerates (0.6%)
3M Co.	409	57,984
Danaher Corp.	389	33,147
General Electric Co.	7,277	183,526
Roper Technologies, Inc.	66	10,342

		284,999

Machinery (0.3%)
Caterpillar, Inc.	395	25,817
Cummins, Inc.	109	11,835
Deere & Co.	204	15,096
Dover Corp.	102	5,832
Flowserve Corp.	87	3,579
Illinois Tool Works, Inc.	216	17,779
Ingersoll-Rand plc	173	8,783
Joy Global, Inc.	63	941
PACCAR, Inc.	233	12,156
Parker-Hannifin Corp.	91	8,854
Pentair plc	118	6,023
Snap-on, Inc.	38	5,736
Stanley Black & Decker, Inc.	100	9,698
Xylem, Inc.	119	3,909

		136,038

Professional Services (0.1%)
Dun & Bradstreet Corp.	24	2,520
Equifax, Inc.	77	7,483
Nielsen Holdings plc	241	10,717
Robert Half International, Inc.	88	4,502

		25,222

Road & Rail (0.2%)
CSX Corp.	645	17,351
J.B. Hunt Transport Services, Inc.	60	4,284
Kansas City Southern	72	6,543
Norfolk Southern Corp.	197	15,051
Ryder System, Inc.	35	2,591
Union Pacific Corp.	569	50,305

		96,125

Trading Companies & Distributors (0.0%)
Fastenal Co.	190	6,956
United Rentals, Inc.*	62	3,723
W.W. Grainger, Inc.	40	8,601

		19,280

Total Industrials		1,130,952

Information Technology (5.2%)
Communications Equipment (0.4%)
Cisco Systems, Inc.	3,333	87,491
F5 Networks, Inc.*	47	5,443
Harris Corp.	81	5,925
Juniper Networks, Inc.	232	5,965
Motorola Solutions, Inc.	105	7,180
QUALCOMM, Inc.	1,030	55,342

		167,346

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	202	10,294
Corning, Inc.	804	13,764
FLIR Systems, Inc.	92	2,575
TE Connectivity Ltd.	264	15,811

		42,444

Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	117	8,080
eBay, Inc.*	734	17,939
Facebook, Inc., Class A*	1,631	146,627
Google, Inc., Class A*	210	134,058

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Google, Inc., Class C*	214	$130,202
VeriSign, Inc.*	65	4,586
Yahoo!, Inc.*	568	16,421

		457,913

IT Services (0.9%)
Accenture plc, Class A	409	40,188
Alliance Data Systems Corp.*	41	10,618
Automatic Data Processing, Inc.	305	24,510
Cognizant Technology Solutions Corp., Class A*	399	24,981
Computer Sciences Corp.	90	5,524
Fidelity National Information Services, Inc.	184	12,343
Fiserv, Inc.*	154	13,338
International Business Machines Corp.	591	85,677
MasterCard, Inc., Class A	654	58,939
Paychex, Inc.	211	10,050
PayPal Holdings, Inc.*	726	22,535
Teradata Corp.*	93	2,693
Total System Services, Inc.	111	5,043
Visa, Inc., Class A	1,398	97,385
Western Union Co.	335	6,151
Xerox Corp.	658	6,402

		426,377

Semiconductors & Semiconductor Equipment (0.6%)
Altera Corp.	198	9,916
Analog Devices, Inc.	205	11,564
Applied Materials, Inc.	787	11,561
Avago Technologies Ltd.	170	21,252
Broadcom Corp., Class A	367	18,875
First Solar, Inc.*	50	2,137
Intel Corp.	3,416	102,958
KLA-Tencor Corp.	103	5,150
Lam Research Corp.	104	6,794
Linear Technology Corp.	158	6,375
Microchip Technology, Inc.	139	5,990
Micron Technology, Inc.*	706	10,576
NVIDIA Corp.	336	8,282
Qorvo, Inc.*	98	4,415
Skyworks Solutions, Inc.	125	10,526
Texas Instruments, Inc.	673	33,327
Xilinx, Inc.	169	7,166

		276,864

Software (1.0%)
Activision Blizzard, Inc.	330	10,194
Adobe Systems, Inc.*	326	26,804
Autodesk, Inc.*	149	6,577
CA, Inc.	205	5,596
Citrix Systems, Inc.*	105	7,274
Electronic Arts, Inc.*	204	13,821
Intuit, Inc.	181	16,064
Microsoft Corp.	5,752	254,583
Oracle Corp.	2,132	77,008
Red Hat, Inc.*	120	8,626
salesforce.com, Inc.*	406	28,189
Symantec Corp.	448	8,722

		463,458

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	4,107	453,002
EMC Corp.	1,262	30,490
Hewlett-Packard Co.	1,184	30,322
NetApp, Inc.	196	5,802
SanDisk Corp.	134	7,280
Seagate Technology plc	198	8,870
Western Digital Corp.	151	11,996

		547,762

Total Information Technology		2,382,164

Materials (0.7%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	127	16,203
Airgas, Inc.	44	3,930
CF Industries Holdings, Inc.	153	6,870
Dow Chemical Co.	759	32,182
E.I. du Pont de Nemours & Co.	593	28,583
Eastman Chemical Co.	97	6,278
Ecolab, Inc.	174	19,091
FMC Corp.	87	2,950
International Flavors & Fragrances, Inc.	53	5,473
LyondellBasell Industries N.V., Class A	244	20,340
Monsanto Co.	306	26,114
Mosaic Co.	221	6,875
PPG Industries, Inc.	177	15,521
Praxair, Inc.	187	19,048
Sherwin-Williams Co.	52	11,584
Sigma-Aldrich Corp.	78	10,836

		231,878

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	44	6,686
Vulcan Materials Co.	87	7,760

		14,446

Containers & Packaging (0.1%)
Avery Dennison Corp.	59	3,338
Ball Corp.	90	5,598
Owens-Illinois, Inc.*	105	2,175
Sealed Air Corp.	135	6,329
WestRock Co.	171	8,796

		26,236

Metals & Mining (0.1%)
Alcoa, Inc.	858	8,288
Freeport-McMoRan, Inc.	745	7,219
Newmont Mining Corp.	347	5,577
Nucor Corp.	209	7,848

		28,932

Paper & Forest Products (0.0%)
International Paper Co.	274	10,354

Total Materials		311,846

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	4,432	144,395
CenturyLink, Inc.	369	9,269
Frontier Communications Corp.	766	3,638
Level 3 Communications, Inc.*	189	8,257
Verizon Communications, Inc.	2,935	127,702

Total Telecommunication Services		293,261

Utilities (0.8%)
Electric Utilities (0.5%)
American Electric Power Co., Inc.	321	18,252
Duke Energy Corp.	451	32,445
Edison International	213	13,434
Entergy Corp.	118	7,682
Eversource Energy	208	10,529
Exelon Corp.	565	16,780
FirstEnergy Corp.	277	8,673

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
NextEra Energy, Inc.	301	$29,363
Pepco Holdings, Inc.	166	4,020
Pinnacle West Capital Corp.	72	4,618
PPL Corp.	439	14,439
Southern Co.	596	26,641
Xcel Energy, Inc.	332	11,756

		198,632

Gas Utilities (0.0%)
AGL Resources, Inc.	78	4,761

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	448	4,386
NRG Energy, Inc.	217	3,223

		7,609

Multi-Utilities (0.3%)
Ameren Corp.	159	6,721
CenterPoint Energy, Inc.	282	5,087
CMS Energy Corp.	181	6,393
Consolidated Edison, Inc.	192	12,835
Dominion Resources, Inc.	389	27,378
DTE Energy Co.	118	9,484
NiSource, Inc.	208	3,858
PG&E Corp.	320	16,896
Public Service Enterprise Group, Inc.	332	13,997
SCANA Corp.	94	5,288
Sempra Energy	155	14,992
TECO Energy, Inc.	155	4,070
WEC Energy Group, Inc.	207	10,810

		137,809

Total Utilities		348,811

Total Common Stocks (24.8%) (Cost $11,290,826)		11,448,999

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(4.7%)
iShares® Core S&P Mid-Cap ETF	7,219	986,187
iShares® MSCI EAFE ETF	724	41,500
iShares® Russell 2000 ETF	10,214	1,115,369

Total Investment Companies (4.7%) (Cost $2,303,261)		2,143,056

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (51.4%)
U.S. Government Agencies (2.2%)
Federal Home Loan Mortgage Corp.
1.000%, 3/8/17	$500,000	502,897
Federal National Mortgage Association
1.875%, 2/19/19	500,000	512,118

		1,015,015

U.S. Treasuries (49.2%)
U.S. Treasury Notes
1.000%, 8/31/16	500,000	502,835
0.750%, 3/15/17	4,845,000	4,861,867
1.000%, 2/15/18	4,060,000	4,081,648
1.375%, 2/28/19	2,880,000	2,909,475
1.375%, 1/31/20	3,530,000	3,544,341
2.125%, 8/15/21	3,980,000	4,096,524
2.750%, 2/15/24	2,505,000	2,662,345

		22,659,035

Total Long-Term Debt Securities (51.4%) (Cost $23,540,263)		23,674,050

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (10.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,769,521	4,769,521

Total Short-Term Investment (10.3%) (Cost $4,769,521)		4,769,521

Total Investments (91.2%) (Cost $41,903,871)		42,035,626
Other Assets Less Liabilities (8.8%)		4,059,767

Net Assets (100%)		$46,095,393

*	Non-income producing.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
E-Mini MSCI EAFE Index	97	December-15	$8,236,465	$8,000,075	$(236,390)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,484,798	$—	$—	$1,484,798
Consumer Staples	1,133,257	—	—	1,133,257
Energy	799,535	—	—	799,535
Financials	1,890,168	—	—	1,890,168
Health Care	1,674,207	—	—	1,674,207
Industrials	1,130,952	—	—	1,130,952
Information Technology	2,382,164	—	—	2,382,164
Materials	311,846	—	—	311,846
Telecommunication Services	293,261	—	—	293,261
Utilities	348,811	—	—	348,811
Government Securities
U.S. Government Agencies	—	1,015,015	—	1,015,015
U.S. Treasuries	—	22,659,035	—	22,659,035
Investment Companies
Exchange Traded Funds (ETFs)	2,143,056	—	—	2,143,056
Short-Term Investments	4,769,521	—	—	4,769,521

Total Assets	$18,361,576	$23,674,050	$—	$42,035,626

Liabilities:
Futures	$(236,390)	$—	$—	$(236,390)

Total Liabilities	$(236,390)	$—	$—	$(236,390)

Total	$18,125,186	$23,674,050	$—	$41,799,236

There were no transfers between Levels 1, 2 or 3 during the period ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$318,897
Aggregate gross unrealized depreciation	(187,142)

Net unrealized appreciation	$131,755

Federal income tax cost of investments	$41,903,871

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.1%)
Hotels, Restaurants & Leisure (1.9%)
Yum! Brands, Inc.	98,920	$7,908,654

Internet & Catalog Retail (6.7%)
Amazon.com, Inc.*	48,804	24,982,280
HomeAway, Inc.*	89,251	2,368,721

		27,351,001

Specialty Retail (0.5%)
Lowe’s Cos., Inc.	28,418	1,958,568

Textiles, Apparel & Luxury Goods (2.0%)
adidas AG (ADR)	202,417	8,165,502

Total Consumer Discretionary		45,383,725

Consumer Staples (16.7%)
Beverages (11.6%)
Coca-Cola Co.	246,458	9,887,895
Monster Beverage Corp.*	194,599	26,298,109
SABMiller plc (ADR)	193,401	11,074,141

		47,260,145

Food Products (3.0%)
Danone S.A. (ADR)	974,097	12,273,622

Household Products (2.1%)
Procter & Gamble Co.	121,124	8,713,661

Total Consumer Staples		68,247,428

Energy (2.5%)
Energy Equipment & Services (2.5%)
Schlumberger Ltd.	150,690	10,393,089

Total Energy		10,393,089

Financials (8.2%)
Capital Markets (5.7%)
Greenhill & Co., Inc.	243,277	6,926,096
SEI Investments Co.	343,001	16,542,938

		23,469,034

Consumer Finance (0.8%)
American Express Co.	42,697	3,165,129

Diversified Financial Services (1.7%)
MSCI, Inc.	116,943	6,953,431

Total Financials		33,587,594

Health Care (12.3%)
Biotechnology (1.5%)
Amgen, Inc.	44,989	6,222,879

Health Care Equipment & Supplies (3.5%)
Varian Medical Systems, Inc.*	172,076	12,695,767
Zimmer Biomet Holdings, Inc.	17,689	1,661,528

		14,357,295

Pharmaceuticals (7.3%)
Merck & Co., Inc.	69,021	3,408,947
Novartis AG (ADR)	116,580	10,716,034
Novo Nordisk A/S (ADR)	286,631	15,546,865

		29,671,846

Total Health Care		50,252,020

Industrials (6.1%)
Air Freight & Logistics (6.1%)
Expeditors International of Washington, Inc.	385,730	18,148,597
United Parcel Service, Inc., Class B	67,231	6,635,027

Total Industrials		24,783,624

Information Technology (41.3%)
Communications Equipment (8.6%)
Cisco Systems, Inc.	805,025	21,131,906
QUALCOMM, Inc.	260,950	14,020,844

		35,152,750

Internet Software & Services (13.7%)
Alibaba Group Holding Ltd. (ADR)*	236,662	13,955,958
Facebook, Inc., Class A*	247,768	22,274,343
Google, Inc., Class A*	15,844	10,114,335
Google, Inc., Class C*	15,886	9,665,360

		56,009,996

IT Services (5.2%)
Automatic Data Processing, Inc.	50,634	4,068,948
Visa, Inc., Class A	245,349	17,091,012

		21,159,960

Semiconductors & Semiconductor Equipment (3.4%)
Analog Devices, Inc.	24,868	1,402,804
ARM Holdings plc (ADR)	257,111	11,120,050
Linear Technology Corp.	36,634	1,478,182

		14,001,036

Software (10.4%)
Autodesk, Inc.*	220,862	9,748,849
FactSet Research Systems, Inc.	58,370	9,328,110
Microsoft Corp.	149,443	6,614,347
Oracle Corp.	470,962	17,011,147
		42,702,453

Total Information Technology		169,026,195

Materials (1.0%)
Metals & Mining (1.0%)
Compass Minerals International, Inc.	49,571	3,884,879

Total Materials		3,884,879

Total Common Stocks (99.2%) (Cost $392,261,480)		405,558,554

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	2,921,574	2,921,574

Total Short-Term Investment (0.7%) (Cost $2,921,574)		2,921,574

Total Investments (99.9%) (Cost $395,183,054)		408,480,128
Other Assets Less Liabilities (0.1%)		327,599

Net Assets (100%)		$408,807,727

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

China	3.4%
Denmark	3.8
France	3.0
Germany	2.0
Switzerland	2.6
United Kingdom	5.4
United States	79.7
Cash and Other	0.1

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$45,383,725	$—	$—	$45,383,725
Consumer Staples	68,247,428	—	—	68,247,428
Energy	10,393,089	—	—	10,393,089
Financials	33,587,594	—	—	33,587,594
Health Care	50,252,020	—	—	50,252,020
Industrials	24,783,624	—	—	24,783,624
Information Technology	169,026,195	—	—	169,026,195
Materials	3,884,879	—	—	3,884,879
Short-Term Investments	2,921,574	—	—	2,921,574

Total Assets	$408,480,128	$—	$—	$408,480,128

Total Liabilities	$—	$—	$—	$—

Total	$408,480,128	$—	$—	$408,480,128

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,775,717
Aggregate gross unrealized depreciation	(27,839,233)

Net unrealized appreciation	$12,936,484

Federal income tax cost of investments	$395,543,644

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.0%)
Auto Components (0.6%)
Fox Factory Holding Corp.*	2,900	$48,894
Fuel Systems Solutions, Inc.*	1,822	8,800
Modine Manufacturing Co.*	8,218	64,676
Motorcar Parts of America, Inc.*	3,062	95,963
Quantum Fuel Systems Technologies Worldwide, Inc.*	4,704	5,174
Remy International, Inc.	4,868	142,389
Shiloh Industries, Inc.*	1,391	11,267
Spartan Motors, Inc.	6,065	25,048
Stoneridge, Inc.*	4,804	59,281
Strattec Security Corp.	616	38,845
Superior Industries International, Inc.	4,000	74,720
Sypris Solutions, Inc.	1,893	2,291
Tower International, Inc.*	3,604	85,631
Unique Fabricating, Inc.	456	5,062

		668,041

Automobiles (0.1%)
Winnebago Industries, Inc.	4,585	87,803

Distributors (0.0%)
AMCON Distributing Co.	60	4,730
Fenix Parts, Inc.*	2,276	15,203
VOXX International Corp.*	3,485	25,859
Weyco Group, Inc.	1,142	30,880

		76,672

Diversified Consumer Services (2.3%)
2U, Inc.*	37,731	1,354,543
American Public Education, Inc.*	2,933	68,779
Ascent Capital Group, Inc., Class A*	2,288	62,646
Bridgepoint Education, Inc.*	2,971	22,639
Cambium Learning Group, Inc.*	2,172	10,361
Career Education Corp.*	11,691	43,958
Carriage Services, Inc.	2,767	59,740
Chegg, Inc.*	105,686	761,996
Collectors Universe, Inc.	1,173	17,689
ITT Educational Services, Inc.*	3,942	13,521
K12, Inc.*	5,780	71,903
Liberty Tax, Inc.	1,042	24,268
Lincoln Educational Services Corp.	4,132	2,107
National American University Holdings, Inc.	1,544	4,323
Strayer Education, Inc.*	1,873	102,959
Universal Technical Institute, Inc.	3,534	12,404
Weight Watchers International, Inc.*	4,827	30,796

		2,664,632

Hotels, Restaurants & Leisure (3.7%)
Ambassadors Group, Inc.*	1,634	4,444
Ark Restaurants Corp.	329	7,554
Biglari Holdings, Inc.*	282	103,139
BJ’s Restaurants, Inc.*	14,010	602,850
Bravo Brio Restaurant Group, Inc.*	2,640	29,753
Canterbury Park Holding Corp.	304	3,031
Carrols Restaurant Group, Inc.*	6,024	71,686
Century Casinos, Inc.*	3,418	21,021
Chanticleer Holdings, Inc.*	4,623	5,085
Chuy’s Holdings, Inc.*	40,042	1,137,193
Cosi, Inc.*	6,768	6,903
Del Frisco’s Restaurant Group, Inc.*	4,055	56,324
Denny’s Corp.*	14,321	157,961
Diversified Restaurant Holdings, Inc.*	2,247	6,134
Dover Downs Gaming & Entertainment, Inc.*	3,148	3,134
Dover Motorsports, Inc.	2,635	6,060
Eldorado Resorts, Inc.*	4,830	43,567
Empire Resorts, Inc.*	2,564	10,794
Famous Dave’s of America, Inc.*	736	9,502
Flanigan’s Enterprises, Inc.	129	3,607
Fogo De Chao, Inc.*	854	13,322
Full House Resorts, Inc.*	3,119	4,554
Gaming Partners International Corp.*	602	6,008
Golden Entertainment, Inc.*	1,623	14,688
Good Times Restaurants, Inc.*	1,754	10,962
Habit Restaurants, Inc., Class A*	13,297	284,689
Ignite Restaurant Group, Inc.*	1,299	6,287
Intrawest Resorts Holdings, Inc.*	3,153	27,305
Isle of Capri Casinos, Inc.*	3,764	65,644
Jamba, Inc.*	2,403	34,243
Kona Grill, Inc.*	1,475	23,231
Luby’s, Inc.*	3,329	16,545
Marcus Corp.	3,116	60,263
Monarch Casino & Resort, Inc.*	1,758	31,591
Morgans Hotel Group Co.*	4,847	16,092
Nathan’s Famous, Inc.	529	20,113
Noodles & Co.*	1,943	27,513
Papa Murphy’s Holdings, Inc.*	1,499	22,005
Peak Resorts, Inc.	1,952	13,449
Potbelly Corp.*	3,761	41,409
Rave Restaurant Group, Inc.*	1,090	9,298
RCI Hospitality Holdings, Inc.*	1,683	17,537
Red Lion Hotels Corp.*	2,361	20,069
Ruby Tuesday, Inc.*	10,606	65,863
Ruth’s Hospitality Group, Inc.	5,934	96,368
Town Sports International Holdings, Inc.*	3,593	9,450
Zoe’s Kitchen, Inc.*	28,839	1,138,852

		4,387,092

Household Durables (1.9%)
Bassett Furniture Industries, Inc.	1,835	51,105
Beazer Homes USA, Inc.*	5,586	74,461
Blyth, Inc.*	1,467	8,758
Cavco Industries, Inc.*	1,511	102,884
Century Communities, Inc.*	2,601	51,630
CSS Industries, Inc.	1,624	42,776
Dixie Group, Inc.*	2,651	22,162
Emerson Radio Corp.	2,169	2,646
Flexsteel Industries, Inc.	1,012	31,625
Green Brick Partners, Inc.*	3,706	40,136
Hooker Furniture Corp.	1,851	43,573
Hovnanian Enterprises, Inc., Class A*	19,694	34,858
Installed Building Products, Inc.*	3,371	85,219
iRobot Corp.*	11,190	326,077
LGI Homes, Inc.*	29,303	796,749
Libbey, Inc.	3,709	120,950
Lifetime Brands, Inc.	1,882	26,310
M/I Homes, Inc.*	4,175	98,447
NACCO Industries, Inc., Class A	708	33,665
New Home Co., Inc.*	1,470	19,037
Nova Lifestyle, Inc.*	2,466	5,622
P&F Industries, Inc., Class A*	336	3,259
Skullcandy, Inc.*	3,627	20,057
Stanley Furniture Co., Inc.*	2,200	6,490
Turtle Beach Corp.*	2,025	4,921
UCP, Inc., Class A*	1,305	8,757
Universal Electronics, Inc.*	2,707	113,775
Vuzix Corp.*	2,010	9,387
WCI Communities, Inc.*	2,620	59,291
ZAGG, Inc.*	5,104	34,656

		2,279,283

Internet & Catalog Retail (0.8%)
1-800-Flowers.com, Inc., Class A*	4,310	39,221

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Blue Nile, Inc.*	2,023	$67,852
CafePress, Inc.*	1,475	6,372
CVSL, Inc.*	2,349	3,923
Etsy, Inc.*	31,726	434,329
EVINE Live, Inc.*	8,256	21,631
FTD Cos., Inc.*	3,098	92,320
Gaiam, Inc., Class A*	2,164	13,309
Nutrisystem, Inc.	4,920	130,478
Overstock.com, Inc.*	2,052	35,212
PetMed Express, Inc.	3,461	55,722
U.S. Auto Parts Network, Inc.*	2,480	4,662

		905,031

Leisure Products (0.9%)
Arctic Cat, Inc.	2,229	49,439
Black Diamond, Inc.*	3,933	24,699
Escalade, Inc.	1,725	27,255
JAKKS Pacific, Inc.*	3,304	28,150
Johnson Outdoors, Inc., Class A	834	17,597
LeapFrog Enterprises, Inc.*	11,114	7,930
Malibu Boats, Inc., Class A*	21,174	296,013
Marine Products Corp.	1,749	12,138
MCBC Holdings, Inc.*	1,188	15,397
Nautilus, Inc.*	5,351	80,265
Smith & Wesson Holding Corp.*	27,224	459,269
Summer Infant, Inc.*	1,806	3,106

		1,021,258

Media (1.9%)
AH Belo Corp., Class A	3,065	15,111
Ballantyne Strong, Inc.*	1,928	9,062
Beasley Broadcast Group, Inc., Class A	737	3,051
Carmike Cinemas, Inc.*	4,173	83,836
Central European Media Enterprises Ltd., Class A*	12,927	27,922
Cumulus Media, Inc., Class A*	24,742	17,413
Daily Journal Corp.*	186	34,633
Emmis Communications Corp., Class A*	5,599	6,943
Entercom Communications Corp., Class A*	4,341	44,105
Entravision Communications Corp., Class A	142,960	949,254
Harte-Hanks, Inc.	8,388	29,610
Hemisphere Media Group, Inc.*	1,774	24,126
IDI, Inc.*	1,748	12,935
Insignia Systems, Inc.*	1,331	3,367
Journal Media Group, Inc.	4,249	31,868
Lee Enterprises, Inc.*	9,044	18,812
Martha Stewart Living Omnimedia, Inc., Class A*	5,305	31,618
McClatchy Co., Class A*	10,109	9,806
New Media Investment Group, Inc.	7,618	117,774
Radio One, Inc., Class D*	4,416	9,406
ReachLocal, Inc.*	2,331	4,918
Reading International, Inc., Class A*	2,814	35,653
Rentrak Corp.*	10,487	567,032
Saga Communications, Inc., Class A	633	21,275
Salem Media Group, Inc.	1,868	11,432
SFX Entertainment, Inc.*	7,574	3,862
Sizmek, Inc.*	3,569	21,378
Spanish Broadcasting System, Inc., Class A*	680	3,577
SPAR Group, Inc.*	922	1,383
Townsquare Media, Inc., Class A*	1,146	11,196
Tribune Publishing Co.	4,516	35,406
Value Line, Inc.	183	2,835
You On Demand Holdings, Inc.*	2,860	5,520

		2,206,119

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	2,496	7,837
Fred’s, Inc., Class A	6,349	75,236
Gordmans Stores, Inc.*	1,522	5,327
Tuesday Morning Corp.*	7,545	40,819

		129,219

Specialty Retail (1.5%)
Aeropostale, Inc.*	13,175	8,169
America’s Car-Mart, Inc.*	1,460	48,311
bebe stores, Inc.	4,771	4,485
Big 5 Sporting Goods Corp.	3,151	32,707
Books-A-Million, Inc.*	823	2,642
Boot Barn Holdings, Inc.*	10,158	187,212
Build-A-Bear Workshop, Inc.*	2,425	45,808
Christopher & Banks Corp.*	6,126	6,800
Citi Trends, Inc.	2,664	62,284
Destination Maternity Corp.	2,296	21,169
Destination XL Group, Inc.*	6,200	36,022
Haverty Furniture Cos., Inc.	3,470	81,476
hhgregg, Inc.*	1,764	8,591
Kirkland’s, Inc.	2,956	63,672
Lumber Liquidators Holdings, Inc.*	4,632	60,865
MarineMax, Inc.*	15,452	218,337
New York & Co., Inc.*	4,804	11,914
Pacific Sunwear of California, Inc.*	8,813	2,820
Pep Boys-Manny, Moe & Jack*	9,163	111,697
Perfumania Holdings, Inc.*	980	4,145
Sears Hometown and Outlet Stores, Inc.*	2,001	16,028
Shoe Carnival, Inc.	2,560	60,928
Sportsman’s Warehouse Holdings, Inc.*	37,718	464,686
Stage Stores, Inc.	5,467	53,795
Stein Mart, Inc.	5,021	48,603
Systemax, Inc.*	1,856	13,901
Tandy Leather Factory, Inc.*	1,102	8,199
Tilly’s, Inc., Class A*	1,867	13,741
Trans World Entertainment Corp.*	1,507	5,681
West Marine, Inc.*	3,140	27,569
Winmark Corp.	380	39,110

		1,771,367

Textiles, Apparel & Luxury Goods (1.2%)
Charles & Colvard Ltd.*	2,852	3,708
Cherokee, Inc.*	1,470	22,814
Crown Crafts, Inc.	1,441	11,831
Culp, Inc.	1,751	56,155
Delta Apparel, Inc.*	1,302	22,954
Lakeland Industries, Inc.*	1,165	16,182
Movado Group, Inc.	2,738	70,723
Perry Ellis International, Inc.*	2,090	45,896
Rocky Brands, Inc.	1,321	18,745
Sequential Brands Group, Inc.*	65,841	952,719
Superior Uniform Group, Inc.	1,228	22,018
Unifi, Inc.*	2,533	75,509
Vera Bradley, Inc.*	3,659	46,140
Vince Holding Corp.*	2,545	8,729

		1,374,123

Total Consumer Discretionary		17,570,640

Consumer Staples (1.9%)
Beverages (0.1%)
Castle Brands, Inc.*	10,921	14,416
Craft Brew Alliance, Inc.*	1,697	13,525
MGP Ingredients, Inc.	1,860	29,779
Primo Water Corp.*	3,294	24,870

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Reed’s, Inc.*	1,609	$7,353
Willamette Valley Vineyards, Inc.*	554	3,728

		93,671

Food & Staples Retailing (0.3%)
Chefs’ Warehouse, Inc.*	21,095	298,705
Fairway Group Holdings Corp.*	3,412	3,583
Liberator Medical Holdings, Inc.	5,316	12,493
Natural Grocers by Vitamin Cottage, Inc.*	1,533	34,784
Roundy’s, Inc.*	7,158	16,606
Village Super Market, Inc., Class A	1,235	29,158

		395,329

Food Products (1.1%)
Alico, Inc.	671	27,236
Arcadia Biosciences, Inc.*	1,416	4,319
Boulder Brands, Inc.*	9,347	76,552
Bridgford Foods Corp.*	259	2,326
Calavo Growers, Inc.	17,250	770,040
Coffee Holding Co., Inc.*	1,069	4,201
Farmer Bros Co.*	1,347	36,706
Freshpet, Inc.*	3,563	37,412
Golden Enterprises, Inc.	729	2,960
Inventure Foods, Inc.*	3,408	30,263
John B. Sanfilippo & Son, Inc.	1,411	72,328
Landec Corp.*	4,633	54,067
Lifeway Foods, Inc.*	784	8,216
Limoneira Co.	1,991	33,309
Omega Protein Corp.*	3,697	62,738
RiceBran Technologies*	1,273	2,839
Rocky Mountain Chocolate Factory, Inc.	837	9,416
S&W Seed Co.*	1,954	8,988
Seneca Foods Corp., Class A*	1,290	33,992

		1,277,908

Household Products (0.2%)
Central Garden & Pet Co., Class A*	7,210	116,153
Ocean Bio-Chem, Inc.*	595	1,559
Oil-Dri Corp. of America	811	18,572
Orchids Paper Products Co.	1,581	41,264

		177,548

Personal Products (0.2%)
Cyanotech Corp.*	556	3,336
DS Healthcare Group, Inc.*	2,078	5,195
Elizabeth Arden, Inc.*	4,500	52,605
Female Health Co.*	3,837	6,062
Mannatech, Inc.*	359	6,807
Medifast, Inc.*	1,849	49,664
Natural Alternatives International, Inc.*	534	3,359
Natural Health Trends Corp.	1,356	44,314
Nature’s Sunshine Products, Inc.	1,749	20,953
Nutraceutical International Corp.*	1,451	34,258
Synutra International, Inc.*	3,527	16,753
United-Guardian, Inc.	436	7,857

		251,163

Tobacco (0.0%)
22nd Century Group, Inc.*	9,064	7,614
Alliance One International, Inc.*	1,525	31,079

		38,693

Total Consumer Staples		2,234,312

Energy (1.9%)
Energy Equipment & Services (0.7%)
Aspen Aerogels, Inc.*	2,941	22,058
Basic Energy Services, Inc.*	7,357	24,278
CHC Group Ltd.*	5,950	3,570
Dawson Geophysical Co.*	3,547	13,514
Eco-Stim Energy Solutions, Inc.*	1,079	3,582
ENGlobal Corp.*	3,027	3,148
Enservco Corp.*	2,990	2,153
Era Group, Inc.*	3,524	52,754
Forbes Energy Services Ltd.*	1,946	1,070
Geospace Technologies Corp.*	2,272	31,376
Glori Energy, Inc.*	2,077	1,537
Gulf Island Fabrication, Inc.	2,505	26,378
Gulfmark Offshore, Inc., Class A	4,435	27,098
Independence Contract Drilling, Inc.*	2,727	13,581
ION Geophysical Corp.*	23,335	9,101
Key Energy Services, Inc.*	21,994	10,337
Matrix Service Co.*	4,560	102,463
Mitcham Industries, Inc.*	1,968	7,439
Natural Gas Services Group, Inc.*	2,167	41,823
Nordic American Offshore Ltd.	3,130	18,780
North Atlantic Drilling Ltd.*	11,831	9,110
Nuverra Environmental Solutions, Inc.*	2,915	3,964
Paragon Offshore plc	14,038	3,369
Parker Drilling Co.*	20,889	54,938
PHI, Inc. (Non-Voting)*	2,153	40,649
Pioneer Energy Services Corp.*	11,135	23,384
Profire Energy, Inc.*	3,039	2,917
RigNet, Inc.*	2,049	52,250
SAExploration Holdings, Inc.*	827	2,216
Seventy Seven Energy, Inc.*	9,892	13,651
Superior Drilling Products, Inc.*	1,345	1,816
Synthesis Energy Systems, Inc.*	11,758	11,499
Tesco Corp.	6,674	47,652
TETRA Technologies, Inc.*	13,591	80,323
Willbros Group, Inc.*	7,175	9,041

		772,819

Oil, Gas & Consumable Fuels (1.2%)
Abraxas Petroleum Corp.*	16,351	20,929
Adams Resources & Energy, Inc.	354	14,514
Aemetis, Inc.*	1,750	4,813
Amyris, Inc.*	3,187	6,406
Approach Resources, Inc.*	5,960	11,145
Ardmore Shipping Corp.	3,038	36,699
Bill Barrett Corp.*	8,628	28,472
Callon Petroleum Co.*	11,210	81,721
Centrus Energy Corp., Class A*	1,259	3,890
Cloud Peak Energy, Inc.*	10,500	27,615
Comstock Resources, Inc.	8,427	16,096
Contango Oil & Gas Co.*	3,044	23,134
Dakota Plains Holdings, Inc.*	9,027	7,222
DHT Holdings, Inc.	15,796	117,206
Earthstone Energy, Inc.*	231	3,511
Emerald Oil, Inc.*	1,011	1,850
Energy Fuels, Inc.*	7,818	22,750
Energy XXI Ltd.	16,483	17,307
Evolution Petroleum Corp.	4,293	23,826
EXCO Resources, Inc.*	27,732	20,799
Frontline Ltd.*	18,499	49,762
FX Energy, Inc.*	9,253	8,790
Gastar Exploration, Inc.*	14,318	16,466
Gevo, Inc.*	2,591	4,457
Goodrich Petroleum Corp.*	7,962	4,618
Halcon Resources Corp.*	62,824	33,297
Hallador Energy Co.	1,765	12,267
Harvest Natural Resources, Inc.*	7,164	9,958
Isramco, Inc.*	154	15,298
Jones Energy, Inc., Class A*	5,047	24,175
Lilis Energy, Inc.*	4,048	2,429
Magnum Hunter Resources Corp.*	38,381	13,050
Midstates Petroleum Co., Inc.*	711	4,375

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Navios Maritime Acquisition Corp.	13,955	$49,122
Northern Oil and Gas, Inc.*	10,563	46,688
Pacific Ethanol, Inc.*	5,499	35,689
Panhandle Oil and Gas, Inc., Class A	2,824	45,636
Penn Virginia Corp.*	11,827	6,268
PetroQuest Energy, Inc.*	9,706	11,356
PrimeEnergy Corp.*	85	6,290
Renewable Energy Group, Inc.*	7,498	62,083
Resolute Energy Corp.*	12,779	4,958
REX American Resources Corp.*	990	50,114
Rex Energy Corp.*	8,422	17,434
Ring Energy, Inc.*	4,152	40,980
Sanchez Energy Corp.*	8,570	52,706
SandRidge Energy, Inc.*	74,852	20,210
Solazyme, Inc.*	13,857	36,028
Swift Energy Co.*	7,333	2,761
Teekay Tankers Ltd., Class A	16,175	111,607
TransAtlantic Petroleum Ltd.*	4,256	10,810
Triangle Petroleum Corp.*	8,186	11,624
Uranium Energy Corp.*	17,045	17,045
Uranium Resources, Inc.*	3,416	2,733
VAALCO Energy, Inc.*	9,635	16,380
Vertex Energy, Inc.*	2,992	6,403
W&T Offshore, Inc.	6,194	18,582
Westmoreland Coal Co.*	3,088	43,510
Zion Oil & Gas, Inc.*	6,156	8,803

		1,424,667

Total Energy		2,197,486

Financials (18.0%)
Banks (9.2%)
1st Century Bancshares, Inc.*	1,297	10,246
1st Constitution Bancorp*	1,023	11,897
Access National Corp.	1,274	25,951
ACNB Corp.	1,068	22,460
Ameriana Bancorp	490	11,314
American National Bankshares, Inc.	1,525	35,761
American River Bankshares/California*	1,267	12,227
Ameris Bancorp	5,469	157,234
AmeriServ Financial, Inc.	3,222	10,439
Ames National Corp.	1,620	37,147
Arrow Financial Corp.	1,908	50,955
Auburn National Bancorporation, Inc.	379	9,911
Avenue Financial Holdings, Inc.*	508	6,706
Banc of California, Inc.	6,183	75,865
Bancorp of New Jersey, Inc.	637	7,255
Bancorp, Inc.*	5,856	44,623
Bank of Commerce Holdings	2,258	13,051
Bank of Marin Bancorp/California	1,027	49,286
Bank of South Carolina Corp.	671	10,796
Bank of the James Financial Group, Inc.	458	5,175
Bankwell Financial Group, Inc.*	892	16,306
Banner Corp.	3,576	170,826
Bar Harbor Bankshares	1,031	32,982
Bay Bancorp, Inc.*	1,216	6,202
Baylake Corp.	1,427	20,192
BCB Bancorp, Inc.	1,152	11,462
Berkshire Hills Bancorp, Inc.	4,994	137,535
Blue Hills Bancorp, Inc.	4,801	66,494
BNC Bancorp	4,806	106,837
Bridge Bancorp, Inc.	2,544	67,950
Bryn Mawr Bank Corp.	3,027	94,049
BSB Bancorp, Inc./Massachusetts*	1,407	29,744
C&F Financial Corp.	565	20,679
C1 Financial, Inc.*	981	18,688
Camden National Corp.	1,279	51,672
Capital City Bank Group, Inc.	1,870	27,900
Cardinal Financial Corp.	34,300	789,243
Carolina Financial Corp.	1,361	20,619
Cascade Bancorp*	5,128	27,742
CB Financial Services, Inc.	757	16,306
CenterState Banks, Inc.	7,741	113,793
Central Valley Community Bancorp	1,418	17,144
Century Bancorp, Inc./Massachusetts, Class A	620	25,271
Chemung Financial Corp.	524	14,934
Citizens & Northern Corp.	2,112	41,226
Citizens Holding Co.	703	15,817
Civista Bancshares, Inc.	1,330	13,606
CNB Financial Corp./Pennsylvania	2,494	45,316
Coastway Bancorp, Inc.*	863	9,528
CoBiz Financial, Inc.	6,202	80,688
Codorus Valley Bancorp, Inc.	1,020	20,900
Colony Bankcorp, Inc.*	950	8,550
Community Bankers Trust Corp.*	3,872	19,554
Community Financial Corp.	668	15,698
Community Trust Bancorp, Inc.	2,652	94,173
Community West Bancshares	1,011	7,057
CommunityOne Bancorp*	2,059	22,381
ConnectOne Bancorp, Inc.	5,088	98,198
County Bancorp, Inc.	254	4,862
CU Bancorp*	2,873	64,528
Customers Bancorp, Inc.*	4,533	116,498
DNB Financial Corp.	378	10,316
Eastern Virginia Bankshares, Inc.	1,907	12,872
Emclaire Financial Corp.	231	5,290
Enterprise Bancorp, Inc./Massachusetts	1,264	26,506
Enterprise Financial Services Corp.	3,396	85,477
Evans Bancorp, Inc.	767	19,022
Farmers Capital Bank Corp.*	1,298	32,255
Farmers National Banc Corp.	4,122	33,883
Fauquier Bankshares, Inc.	570	8,801
Fidelity Southern Corp.	2,989	63,187
Financial Institutions, Inc.	2,430	60,215
First Bancorp, Inc./Maine	1,875	35,812
First Bancorp/North Carolina	3,392	57,664
First Bancshares, Inc./Massachusetts	803	14,028
First Bank/New Jersey*	1,261	7,869
First Busey Corp.	4,126	81,984
First Business Financial Services, Inc.	1,490	35,045
First Capital Bancorp, Inc./Virginia	340	1,625
First Community Bancshares, Inc./Virginia	2,900	51,910
First Community Corp./South Carolina	1,073	13,284
First Connecticut Bancorp, Inc./Connecticut	2,764	44,556
First Financial Corp./Indiana	1,895	61,303
First Foundation, Inc.*	1,798	40,940
First Internet Bancorp	746	23,835
First Merchants Corp.	6,397	167,729
First Mid-Illinois Bancshares, Inc.	827	18,591
First NBC Bank Holding Co.*	2,593	90,859
First Northwest Bancorp*	2,312	28,623
First of Long Island Corp.	2,103	56,844
First Security Group, Inc./Tennessee*	11,668	29,053
First South Bancorp, Inc./North Carolina	1,424	11,250
First United Corp.*	1,030	8,467
Flushing Financial Corp.	5,005	100,200
Franklin Financial Network, Inc.*	900	20,115

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
German American Bancorp, Inc.	2,262	$66,209
Great Southern Bancorp, Inc.	1,774	76,814
Green Bancorp, Inc.*	1,678	19,230
Guaranty Bancorp	2,549	41,982
Hampton Roads Bankshares, Inc.*	5,831	11,079
Hanmi Financial Corp.	5,447	137,264
Hawthorn Bancshares, Inc.	745	10,408
Heartland Financial USA, Inc.	3,009	109,197
Heritage Commerce Corp.	4,076	46,222
Heritage Financial Corp./Washington	5,166	97,224
Heritage Oaks Bancorp	3,898	31,028
HomeTrust Bancshares, Inc.*	3,265	60,566
Horizon Bancorp/Indiana	1,958	46,502
Howard Bancorp, Inc.*	841	11,942
Independent Bank Corp./Michigan	3,729	55,040
Independent Bank Group, Inc.	1,663	63,909
Investar Holding Corp.	1,192	18,464
Lakeland Bancorp, Inc.	6,512	72,348
Lakeland Financial Corp.	2,803	126,555
Landmark Bancorp, Inc./Kansas	448	11,594
LCNB Corp.	1,318	21,338
Live Oak Bancshares, Inc.	36,242	711,793
Macatawa Bank Corp.	4,319	22,372
Mackinac Financial Corp.	705	7,120
MainSource Financial Group, Inc.	3,698	75,291
MBT Financial Corp.*	3,812	23,787
Melrose Bancorp, Inc.*	450	6,431
Mercantile Bank Corp.	2,896	60,179
Merchants Bancshares, Inc./Vermont	883	25,960
Metro Bancorp, Inc.	2,023	59,456
Middleburg Financial Corp.	823	14,485
MidSouth Bancorp, Inc.	1,453	17,000
MidWestOne Financial Group, Inc.	1,343	39,296
Monarch Financial Holdings, Inc.	1,778	22,029
MutualFirst Financial, Inc.	1,013	23,957
National Bankshares, Inc./Virginia	1,202	37,394
National Commerce Corp.*	1,058	25,371
NewBridge Bancorp	6,173	52,656
Northrim BanCorp, Inc.	1,191	34,456
Norwood Financial Corp.	522	15,138
Oak Valley Bancorp	1,097	10,630
OFG Bancorp	7,643	66,723
Ohio Valley Banc Corp.	653	15,835
Old Line Bancshares, Inc.	1,371	22,292
Old Point Financial Corp.	506	7,949
Old Second Bancorp, Inc.*	4,882	30,415
Orrstown Financial Services, Inc.	1,286	21,682
Pacific Continental Corp.	3,384	45,041
Pacific Mercantile Bancorp*	2,307	15,526
Pacific Premier Bancorp, Inc.*	3,662	74,412
Park Sterling Corp.	7,755	52,734
Parke Bancorp, Inc.	750	9,368
Patriot National Bancorp, Inc.*	124	2,084
Peapack-Gladstone Financial Corp.	2,655	56,206
Penns Woods Bancorp, Inc.	833	34,086
Peoples Bancorp of North Carolina, Inc.	783	13,703
Peoples Bancorp, Inc./Ohio	3,151	65,509
Peoples Financial Corp./Mississippi*	571	5,596
Peoples Financial Services Corp.	1,307	45,654
People’s Utah Bancorp	462	7,535
Plumas Bancorp*	699	6,431
Polonia Bancorp, Inc.*	483	6,472
Porter Bancorp, Inc.*	1,405	1,981
Preferred Bank/California	1,999	63,168
Premier Financial Bancorp, Inc.	1,173	16,704
QCR Holdings, Inc.	1,998	43,696
Renasant Corp.	6,811	223,741
Republic Bancorp, Inc./Kentucky, Class A	1,700	41,735
Republic First Bancorp, Inc.*	4,914	18,280
Royal Bancshares of Pennsylvania, Inc., Class A*	3,473	7,259
Salisbury Bancorp, Inc.	428	12,348
Sandy Spring Bancorp, Inc.	4,203	110,035
SB Financial Group, Inc.	759	7,795
Seacoast Banking Corp. of Florida*	4,062	59,630
Select Bancorp, Inc.*	1,417	10,344
ServisFirst Bancshares, Inc.	18,903	785,042
Shore Bancshares, Inc.	2,093	20,344
Sierra Bancorp	2,064	32,941
Southcoast Financial Corp.*	958	12,780
Southern First Bancshares, Inc.*	976	20,008
Southern National Bancorp of Virginia, Inc.	2,149	24,262
Southside Bancshares, Inc.	4,322	119,071
Southwest Bancorp, Inc./Oklahoma	3,293	54,038
Southwest Georgia Financial Corp.	242	3,751
Square 1 Financial, Inc., Class A*	2,868	73,636
State Bank Financial Corp.	6,095	126,045
Stewardship Financial Corp.	765	4,475
Stock Yards Bancorp, Inc.	2,510	91,239
Stonegate Bank	1,895	60,280
Suffolk Bancorp	2,014	55,022
Summit Financial Group, Inc.	1,308	15,382
Sun Bancorp, Inc./New Jersey*	1,688	32,393
Sunshine Bancorp, Inc.*	695	9,591
Sussex Bancorp	582	7,269
Tompkins Financial Corp.	2,522	134,574
Towne Bank/Virginia	7,711	145,352
TriCo Bancshares	3,882	95,381
TriState Capital Holdings, Inc.*	3,622	45,166
Triumph Bancorp, Inc.*	2,562	43,042
Two River Bancorp	1,176	10,737
Union Bankshares, Inc./Vermont	675	17,881
United Bancorp, Inc./Ohio	833	7,664
United Bancshares, Inc./Ohio	638	10,004
United Security Bancshares, Inc./Alabama	1,007	8,187
United Security Bancshares/California*	1,825	9,673
Unity Bancorp, Inc.	905	8,969
Univest Corp. of Pennsylvania	3,364	64,656
Veritex Holdings, Inc.*	1,331	20,790
Washington Trust Bancorp, Inc.	2,508	96,433
WashingtonFirst Bankshares, Inc.	995	18,656
Wellesley Bank	308	5,963
West Bancorp, Inc.	2,739	51,356
Westbury Bancorp, Inc.*	736	13,123
Wilshire Bancorp, Inc.	12,027	126,404
Xenith Bankshares, Inc.*	1,408	8,997
Yadkin Financial Corp.	4,314	92,708
Your Community Bankshares, Inc.	930	27,063

		10,802,892

Capital Markets (1.1%)
Actua Corp.*	6,919	81,367
Arlington Asset Investment Corp., Class A	3,613	50,763
Ashford, Inc.*	177	11,231
CIFC Corp.	1,046	7,479
Cowen Group, Inc., Class A*	114,195	520,729
Diamond Hill Investment Group, Inc.	508	94,508
FBR & Co.	1,140	23,279
Fifth Street Asset Management, Inc.	981	7,328

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
FXCM, Inc., Class A	8,268	$7,193
Hennessy Advisors, Inc.	623	14,883
INTL FCStone, Inc.*	2,564	63,305
Ladenburg Thalmann Financial Services, Inc.*	18,129	38,252
Manning & Napier, Inc.	2,463	18,128
Medley Management, Inc., Class A	1,030	6,819
National Holdings Corp.*	1,628	4,477
Oppenheimer Holdings, Inc., Class A	1,797	35,958
Pzena Investment Management, Inc., Class A	2,081	18,521
RCS Capital Corp., Class A*	8,139	6,592
Safeguard Scientifics, Inc.*	3,574	55,540
Siebert Financial Corp.*	541	866
Silvercrest Asset Management Group, Inc., Class A	1,287	13,912
U.S. Global Investors, Inc., Class A	2,179	3,770
Walter Investment Management Corp.*	6,444	104,715
Westwood Holdings Group, Inc.	1,315	71,470
ZAIS Group Holdings, Inc.*	628	5,916

		1,267,001

Consumer Finance (0.1%)
Asta Funding, Inc.*	1,543	13,162
Atlanticus Holdings Corp.*	1,038	3,820
Consumer Portfolio Services, Inc.*	3,601	17,933
Emergent Capital, Inc.*	3,677	20,039
Ezcorp, Inc., Class A*	8,889	54,845
First Marblehead Corp.*	1,582	5,442
JG Wentworth Co., Class A*	2,400	11,832
Nicholas Financial, Inc.*	1,262	16,381
QC Holdings, Inc.	760	1,277
Regional Management Corp.*	1,874	29,047

		173,778

Diversified Financial Services (0.2%)
A-Mark Precious Metals, Inc.	631	7,294
California First National Bancorp	413	5,518
GAIN Capital Holdings, Inc.	5,487	39,945
GWG Holdings, Inc.*	178	1,433
Manhattan Bridge Capital, Inc.	706	2,895
Marlin Business Services Corp.	1,520	23,393
NewStar Financial, Inc.*	4,133	33,891
PICO Holdings, Inc.*	3,974	38,468
Resource America, Inc., Class A	2,813	18,706
Tiptree Financial, Inc., Class A	5,185	33,184

		204,727

Insurance (1.1%)
1347 Property Insurance Holdings, Inc.*	690	5,037
American Independence Corp.*	146	1,475
AMERISAFE, Inc.	3,213	159,782
Atlantic American Corp.	932	3,765
Atlas Financial Holdings, Inc.*	1,801	33,318
Baldwin & Lyons, Inc., Class B	1,621	35,176
Blue Capital Reinsurance Holdings Ltd.	978	16,841
Citizens, Inc./Texas*	8,425	62,513
Conifer Holdings, Inc.*	559	5,450
Crawford & Co., Class B	4,956	27,803
Donegal Group, Inc., Class A	1,492	20,978
eHealth, Inc.*	3,072	39,352
EMC Insurance Group, Inc.	1,352	31,380
Federated National Holding Co.	2,415	58,008
First Acceptance Corp.*	2,694	7,274
Hallmark Financial Services, Inc.*	2,345	26,944
HCI Group, Inc.	1,452	56,294
Health Insurance Innovations, Inc., Class A*	1,151	5,755
Heritage Insurance Holdings, Inc.*	4,195	82,767
Independence Holding Co.	1,194	15,474
Investors Title Co.	213	15,434
James River Group Holdings Ltd.	1,865	50,150
Kansas City Life Insurance Co.	643	30,215
Kingstone Cos., Inc.	837	7,257
National Interstate Corp.	1,235	32,950
National Security Group, Inc.	225	3,474
Oxbridge Re Holdings Ltd.	718	4,265
Patriot National, Inc.*	1,450	22,954
Phoenix Cos., Inc.*	975	32,165
State National Cos., Inc.	5,330	49,836
Stewart Information Services Corp.	3,891	159,181
Unico American Corp.*	362	3,866
United Insurance Holdings Corp.	2,950	38,793
Universal Insurance Holdings, Inc.	5,423	160,195

		1,306,121

Real Estate Investment Trusts (REITs) (2.7%)
AG Mortgage Investment Trust, Inc. (REIT)	4,759	72,432
Agree Realty Corp. (REIT)	2,983	89,043
American Residential Properties, Inc. (REIT)	5,516	95,261
Anworth Mortgage Asset Corp. (REIT)	17,627	87,077
Apollo Commercial Real Estate Finance, Inc. (REIT)	9,818	154,241
Apollo Residential Mortgage, Inc. (REIT)	5,442	68,896
Ares Commercial Real Estate Corp. (REIT)	4,638	55,610
Armada Hoffler Properties, Inc. (REIT)	4,357	42,568
Ashford Hospitality Prime, Inc. (REIT)	4,702	65,969
Bluerock Residential Growth REIT, Inc. (REIT)	3,278	39,270
BRT Realty Trust (REIT)*	1,483	10,514
Campus Crest Communities, Inc. (REIT)	11,031	58,685
CareTrust REIT, Inc. (REIT)	8,219	93,286
CatchMark Timber Trust, Inc. (REIT), Class A	6,811	70,017
Cedar Realty Trust, Inc. (REIT)	14,586	90,579
Cherry Hill Mortgage Investment Corp. (REIT)	1,178	17,941
City Office REIT, Inc. (REIT)	2,240	25,446
Community Healthcare Trust, Inc. (REIT)	1,294	20,575
CorEnergy Infrastructure Trust, Inc. (REIT)	10,237	45,248
Dynex Capital, Inc. (REIT)	9,414	61,756
Ellington Residential Mortgage REIT (REIT)	1,076	13,073
First Potomac Realty Trust (REIT)	10,054	110,594
Five Oaks Investment Corp. (REIT)	1,896	11,983
Getty Realty Corp. (REIT)	4,394	69,425
Gladstone Commercial Corp. (REIT)	3,530	49,808
Gladstone Land Corp. (REIT)	1,048	9,621
Great Ajax Corp. (REIT)	756	9,352
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	5,532	95,261
Independence Realty Trust, Inc. (REIT)	5,530	39,868

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
JAVELIN Mortgage Investment Corp. (REIT)	1,993	$12,018
Jernigan Capital, Inc. (REIT)	946	16,517
Monmouth Real Estate Investment Corp. (REIT)	10,054	98,026
National Storage Affiliates Trust (REIT)	3,929	53,238
New York Mortgage Trust, Inc. (REIT)	18,512	101,631
NexPoint Residential Trust, Inc. (REIT)	3,277	43,781
One Liberty Properties, Inc. (REIT)	2,144	45,731
Orchid Island Capital, Inc. (REIT)	3,937	36,417
Owens Realty Mortgage, Inc. (REIT)	1,893	26,067
Preferred Apartment Communities, Inc. (REIT), Class A	3,846	41,844
RAIT Financial Trust (REIT)	15,471	76,736
Resource Capital Corp. (REIT)	5,784	64,607
Rexford Industrial Realty, Inc. (REIT)	9,435	130,109
Silver Bay Realty Trust Corp. (REIT)	6,211	99,438
Sotherly Hotels, Inc. (REIT)	2,076	14,117
Terreno Realty Corp. (REIT)	7,343	144,217
UMH Properties, Inc. (REIT)	3,902	36,289
United Development Funding IV (REIT)	5,226	91,978
Universal Health Realty Income Trust (REIT)	1,949	91,486
Urstadt Biddle Properties, Inc. (REIT), Class A	4,470	83,768
Western Asset Mortgage Capital Corp. (REIT)	7,069	89,140
Whitestone REIT (REIT)	4,650	53,614
ZAIS Financial Corp. (REIT)	1,336	17,902

		3,142,070

Real Estate Management & Development (0.3%)
Altisource Asset Management Corp.*	150	3,593
Altisource Portfolio Solutions S.A.*	2,254	53,735
American Realty Investors, Inc.*	361	2,534
AV Homes, Inc.*	2,161	29,217
Consolidated-Tomoka Land Co.	754	37,549
Farmland Partners, Inc. (REIT)	2,059	21,620
Forestar Group, Inc.*	5,753	75,652
FRP Holdings, Inc.*	1,182	35,625
Griffin Industrial Realty, Inc.	439	10,856
Intergroup Corp.*	131	3,623
Maui Land & Pineapple Co., Inc.*	1,058	5,502
Stratus Properties, Inc.*	1,176	18,228
Tejon Ranch Co.*	2,360	51,472

		349,206

Thrifts & Mortgage Finance (3.3%)
Alliance Bancorp, Inc. of Pennsylvania	722	17,306
Anchor BanCorp Wisconsin, Inc.*	1,311	55,835
ASB Bancorp, Inc.*	669	16,671
Atlantic Coast Financial Corp.*	2,355	13,094
Bank Mutual Corp.	8,095	62,170
BankFinancial Corp.	3,166	39,353
BBX Capital Corp., Class A*	464	7,470
Bear State Financial, Inc.*	2,188	19,473
Cape Bancorp, Inc.	1,927	23,914
Charter Financial Corp./Maryland	2,893	36,683
Cheviot Financial Corp.	1,228	16,959
Chicopee Bancorp, Inc.	658	10,554
Citizens Community Bancorp, Inc.	834	7,373
Clifton Bancorp, Inc.	4,677	64,917
Dime Community Bancshares, Inc.	5,308	89,705
Eagle Bancorp Montana, Inc.	599	6,829
Elmira Savings Bank	412	8,104
Entegra Financial Corp.*	1,105	19,161
ESSA Bancorp, Inc.	1,339	17,461
Federal Agricultural Mortgage Corp., Class C	1,792	46,467
First Capital, Inc.	456	12,025
First Clover Leaf Financial Corp.	1,029	10,105
First Defiance Financial Corp.	1,568	57,326
First Financial Northwest, Inc.	2,596	31,386
Fox Chase Bancorp, Inc.	2,039	35,397
FS Bancorp, Inc.	529	12,617
Georgetown Bancorp, Inc.	247	4,567
Greene County Bancorp, Inc.	232	6,396
Guaranty Federal Bancshares, Inc.	711	10,430
Hamilton Bancorp, Inc./Maryland*	611	8,554
HF Financial Corp.	1,045	16,960
Hingham Institution for Savings	231	26,803
HMN Financial, Inc.*	645	7,521
Home Bancorp, Inc.	1,052	27,163
HomeStreet, Inc.*	33,704	778,562
HopFed Bancorp, Inc.	1,160	13,862
IF Bancorp, Inc.	634	10,867
Impac Mortgage Holdings, Inc.*	1,423	23,266
Jacksonville Bancorp, Inc.	217	5,243
Lake Shore Bancorp, Inc.	266	3,724
Lake Sunapee Bank Group	1,357	19,704
LaPorte Bancorp, Inc.	900	13,248
LendingTree, Inc.*	10,488	975,699
Madison County Financial, Inc.	389	8,212
Malvern Bancorp, Inc.*	1,073	16,739
Meridian Bancorp, Inc.	9,324	127,459
Meta Financial Group, Inc.	1,184	49,456
Naugatuck Valley Financial Corp.*	1,197	12,999
NMI Holdings, Inc., Class A*	8,559	65,048
Northeast Community Bancorp, Inc.	672	5,033
Ocean Shore Holding Co.	1,130	18,170
OceanFirst Financial Corp.	2,283	39,313
Oconee Federal Financial Corp.	201	3,588
Oneida Financial Corp.	978	20,029
Pathfinder Bancorp, Inc.	592	6,583
Provident Bancorp, Inc.*	645	7,992
Provident Financial Holdings, Inc.	1,273	21,361
Prudential Bancorp, Inc.	1,543	22,235
Pulaski Financial Corp.	1,637	22,181
River Valley Bancorp	351	7,855
Riverview Bancorp, Inc.	3,793	18,017
Security National Financial Corp., Class A*	1,136	7,691
Severn Bancorp, Inc./Maryland*	1,124	5,395
SI Financial Group, Inc.	2,106	25,061
Sound Financial Bancorp, Inc.	372	7,529
Southern Missouri Bancorp, Inc.	1,020	21,298
Stonegate Mortgage Corp.*	2,418	17,192
Territorial Bancorp, Inc.	1,469	38,253
Timberland Bancorp, Inc./Washington	1,038	11,283
United Community Bancorp	704	10,525
United Community Financial Corp./Ohio	8,486	42,430
United Financial Bancorp, Inc.	8,431	110,025
Walker & Dunlop, Inc.*	4,494	117,204
Waterstone Financial, Inc.	4,551	61,347
Wayne Savings Bancshares, Inc.	428	5,521
Westfield Financial, Inc.	3,331	25,482
Wolverine Bancorp, Inc.	355	9,088

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
WSFS Financial Corp.	4,803	$138,374

		3,816,892

Total Financials		21,062,687

Health Care (26.5%)
Biotechnology (11.1%)
Abeona Therapeutics, Inc.*	2,038	8,254
Acceleron Pharma, Inc.*	8,710	216,879
Actinium Pharmaceuticals, Inc.*	5,267	9,323
Adamas Pharmaceuticals, Inc.*	1,794	30,032
Adaptimmune Therapeutics plc (ADR)*	12,422	148,691
ADMA Biologics, Inc.*	608	5,083
Advaxis, Inc.*	5,162	52,807
Aegerion Pharmaceuticals, Inc.*	4,286	58,290
Affimed N.V.*	2,675	16,505
Agenus, Inc.*	13,032	59,947
Akebia Therapeutics, Inc.*	4,230	40,862
Aldeyra Therapeutics, Inc.*	958	5,585
Amicus Therapeutics, Inc.*	37,689	527,269
Anthera Pharmaceuticals, Inc.*	6,772	41,241
Applied Genetic Technologies Corp.*	1,547	20,328
Ardelyx, Inc.*	2,834	48,972
Argos Therapeutics, Inc.*	1,583	7,678
ArQule, Inc.*	10,006	18,711
Arrowhead Research Corp.*	10,205	58,781
Asterias Biotherapeutics, Inc.*	1,727	6,683
Athersys, Inc.*	13,550	14,905
aTyr Pharma, Inc.*	20,629	211,654
Avalanche Biotechnologies, Inc.*	3,373	27,794
AVEO Pharmaceuticals, Inc.*	8,905	10,775
Bellicum Pharmaceuticals, Inc.*	1,371	19,921
BIND Therapeutics, Inc.*	2,406	10,731
Biocept, Inc.*	2,668	6,136
BioCryst Pharmaceuticals, Inc.*	32,404	369,406
BioSpecifics Technologies Corp.*	844	36,748
Biota Pharmaceuticals, Inc.*	5,738	11,361
BioTime, Inc.*	8,628	25,884
Blueprint Medicines Corp.*	31,718	676,862
Brainstorm Cell Therapeutics, Inc.*	2,644	6,055
Caladrius Biosciences, Inc.*	7,925	11,808
Calithera Biosciences, Inc.*	1,832	9,948
Cancer Genetics, Inc.*	1,048	8,195
Capricor Therapeutics, Inc.*	410	1,660
Cara Therapeutics, Inc.*	3,390	48,443
CareDx, Inc.*	948	3,953
CASI Pharmaceuticals, Inc.*	2,802	2,998
Catabasis Pharmaceuticals, Inc.*	786	6,359
Catalyst Biosciences, Inc.	923	4,301
Catalyst Pharmaceuticals, Inc.*	12,868	38,604
Celator Pharmaceuticals, Inc.*	4,092	6,793
Celladon Corp.*	3,677	3,861
Cellular Biomedicine Group, Inc.*	1,690	28,612
Celsion Corp.*	3,399	5,676
Cerulean Pharma, Inc.*	3,295	12,060
ChemoCentryx, Inc.*	4,836	29,258
Chiasma, Inc.*	1,245	24,751
Cidara Therapeutics, Inc.*	798	10,151
Coherus Biosciences, Inc.*	33,207	665,468
CoLucid Pharmaceuticals, Inc.*	566	2,190
Conatus Pharmaceuticals, Inc.*	2,287	10,177
Concert Pharmaceuticals, Inc.*	2,633	49,421
ContraFect Corp.*	2,856	12,709
Corbus Pharmaceuticals Holdings, Inc.*	3,102	4,870
CorMedix, Inc.*	5,886	11,713
CTI BioPharma Corp.*	28,382	41,438
Curis, Inc.*	19,048	38,477
Cytokinetics, Inc.*	5,949	39,799
CytRx Corp.*	11,447	27,129
Dicerna Pharmaceuticals, Inc.*	2,635	21,633
Dynavax Technologies Corp.*	31,395	770,433
Eleven Biotherapeutics, Inc.*	1,793	4,321
Enanta Pharmaceuticals, Inc.*	2,726	98,518
EPIRUS Biopharmaceuticals, Inc.*	2,808	12,411
Epizyme, Inc.*	13,346	171,630
Exelixis, Inc.*	38,218	214,403
Fate Therapeutics, Inc.*	4,327	23,063
Fibrocell Science, Inc.*	4,521	17,406
Five Prime Therapeutics, Inc.*	20,537	316,064
Flexion Therapeutics, Inc.*	2,375	35,293
Fortress Biotech, Inc.*	5,484	14,258
Foundation Medicine, Inc.*	6,740	124,353
Galectin Therapeutics, Inc.*	3,096	7,245
Galena Biopharma, Inc.*	27,738	43,826
Genocea Biosciences, Inc.*	3,701	25,352
GenVec, Inc.*	2,984	6,893
Geron Corp.*	26,993	74,501
Global Blood Therapeutics, Inc.*	6,876	289,892
GlycoMimetics, Inc.*	1,613	9,033
GTx, Inc.*	10,904	8,287
Heat Biologics, Inc.*	1,034	4,787
Heron Therapeutics, Inc.*	4,976	121,414
Histogenics Corp.*	979	3,906
Idera Pharmaceuticals, Inc.*	14,654	49,091
Ignyta, Inc.*	14,947	131,235
Immune Design Corp.*	1,966	23,985
Immune Pharmaceuticals, Inc.*	3,245	3,829
Immunomedics, Inc.*	16,650	28,638
Infinity Pharmaceuticals, Inc.*	8,384	70,845
Inotek Pharmaceuticals Corp.*	1,165	10,951
Inovio Pharmaceuticals, Inc.*	12,278	70,967
Invitae Corp.*	1,215	8,772
IsoRay, Inc.*	9,177	12,848
Karyopharm Therapeutics, Inc.*	3,959	41,688
Kindred Biosciences, Inc.*	2,258	11,742
La Jolla Pharmaceutical Co.*	2,339	65,001
Lion Biotechnologies, Inc.*	7,707	44,392
Loxo Oncology, Inc.*	1,360	23,773
MacroGenics, Inc.*	8,554	183,227
Medgenics, Inc.*	2,935	22,952
MediciNova, Inc.*	4,630	13,149
MEI Pharma, Inc.*	5,076	7,969
Minerva Neurosciences, Inc.*	2,167	11,377
Mirati Therapeutics, Inc.*	1,952	67,188
NanoViricides, Inc.*	6,757	8,041
Navidea Biopharmaceuticals, Inc.*	25,794	58,810
Neothetics, Inc.*	2,378	19,190
NephroGenex, Inc.*	813	2,748
Neuralstem, Inc.*	11,687	14,258
Nivalis Therapeutics, Inc.*	29,581	383,666
Northwest Biotherapeutics, Inc.*	8,008	50,050
Ocata Therapeutics, Inc.*	7,261	30,351
Ohr Pharmaceutical, Inc.*	4,308	11,890
OncoGenex Pharmaceuticals, Inc.*	5,238	11,681
OncoMed Pharmaceuticals, Inc.*	2,896	48,045
Onconova Therapeutics, Inc.*	2,119	2,882
Oncothyreon, Inc.*	16,227	44,462
OpGen, Inc.*	422	1,089
Orexigen Therapeutics, Inc.*	17,523	36,974
Organovo Holdings, Inc.*	15,655	41,955
Osiris Therapeutics, Inc.*	3,254	60,101
Otonomy, Inc.*	2,528	45,024
OvaScience, Inc.*	4,003	33,985

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
OXiGENE, Inc.*	4,577	$4,257
Peregrine Pharmaceuticals, Inc.*	34,459	35,148
Pfenex, Inc.*	2,778	41,698
PharmAthene, Inc.*	9,353	12,439
Progenics Pharmaceuticals, Inc.*	11,880	67,954
Proteon Therapeutics, Inc.*	1,273	17,707
Raptor Pharmaceutical Corp.*	13,709	82,939
Recro Pharma, Inc.*	747	8,986
Regulus Therapeutics, Inc.*	4,850	31,719
Repligen Corp.*	21,148	588,972
Retrophin, Inc.*	6,651	134,749
Rigel Pharmaceuticals, Inc.*	15,127	37,364
Sarepta Therapeutics, Inc.*	9,051	290,628
Seres Therapeutics, Inc.*	7,499	222,270
Sorrento Therapeutics, Inc.*	4,837	40,582
Spark Therapeutics, Inc.*	7,073	295,156
Spectrum Pharmaceuticals, Inc.*	11,453	68,489
Stemline Therapeutics, Inc.*	2,577	22,755
Sunesis Pharmaceuticals, Inc.*	10,320	8,359
Synergy Pharmaceuticals, Inc.*	115,160	610,348
Synta Pharmaceuticals Corp.*	15,799	27,490
Synthetic Biologics, Inc.*	10,929	24,809
T2 Biosystems, Inc.*	1,500	13,140
Tenax Therapeutics, Inc.*	3,534	10,708
TetraLogic Pharmaceuticals Corp.*	1,485	2,792
TG Therapeutics, Inc.*	31,290	315,403
Threshold Pharmaceuticals, Inc.*	10,963	44,619
Tobira Therapeutics, Inc.*	402	3,883
Tokai Pharmaceuticals, Inc.*	1,566	16,208
Tonix Pharmaceuticals Holding Corp.*	3,261	17,251
Tracon Pharmaceuticals, Inc.*	609	5,950
Trevena, Inc.*	5,400	55,890
Trovagene, Inc.*	5,100	29,019
uniQure N.V.*	9,947	203,416
Vanda Pharmaceuticals, Inc.*	7,128	80,404
VBI Vaccines, Inc.*	1,219	3,218
Verastem, Inc.*	5,587	10,001
Vericel Corp.*	3,909	10,593
Versartis, Inc.*	3,869	44,610
Viking Therapeutics, Inc.*	327	1,903
Vitae Pharmaceuticals, Inc.*	2,260	24,883
Vital Therapies, Inc.*	2,769	11,187
vTv Therapeutics, Inc., Class A*	1,088	7,094
XBiotech, Inc.*	667	9,965
Xencor, Inc.*	41,645	509,318
XOMA Corp.*	15,077	11,333
Zafgen, Inc.*	20,930	668,713

		12,985,037

Health Care Equipment & Supplies (8.2%)
Accuray, Inc.*	13,488	67,373
Alliqua BioMedical, Inc.*	3,355	10,635
Alphatec Holdings, Inc.*	10,533	3,476
AngioDynamics, Inc.*	4,315	56,915
Anika Therapeutics, Inc.*	2,492	79,320
Antares Pharma, Inc.*	26,583	45,191
Atossa Genetics, Inc.*	3,682	2,835
AtriCure, Inc.*	52,329	1,146,528
Atrion Corp.	240	89,990
Avinger, Inc.*	995	14,636
AxoGen, Inc.*	3,654	15,054
Bellerophon Therapeutics, Inc.*	846	4,391
Biolase, Inc.*	8,196	7,376
Bovie Medical Corp.*	4,801	9,506
Capnia, Inc.*	326	691
Cardiovascular Systems, Inc.*	5,405	85,615
CAS Medical Systems, Inc.*	4,283	5,354
Cerus Corp.*	16,324	74,111
Chembio Diagnostics, Inc.*	1,590	6,424
Cogentix Medical, Inc.*	3,962	4,913
ConforMIS, Inc.*	1,756	31,713
Corindus Vascular Robotics, Inc.*	3,685	11,387
CryoLife, Inc.	4,371	42,530
Cutera, Inc.*	2,488	32,543
Cynosure, Inc., Class A*	3,775	113,401
CytoSorbents Corp.*	2,413	15,226
Derma Sciences, Inc.*	3,882	18,284
EndoChoice Holdings, Inc.*	1,104	12,541
Endologix, Inc.*	23,428	287,227
Entellus Medical, Inc.*	23,559	424,533
EnteroMedics, Inc.*	14,180	3,687
ERBA Diagnostics, Inc.*	1,321	2,616
Exactech, Inc.*	1,758	30,642
FONAR Corp.*	986	13,222
GenMark Diagnostics, Inc.*	7,204	56,695
Glaukos Corp.*	24,355	589,147
Inogen, Inc.*	28,675	1,392,171
Invacare Corp.	5,527	79,976
InVivo Therapeutics Holdings Corp.*	4,553	39,247
Invuity, Inc.*	776	10,880
iRadimed Corp.*	464	11,303
Iridex Corp.*	1,153	8,901
K2M Group Holdings, Inc.*	15,458	287,519
Kewaunee Scientific Corp.	362	5,919
Lantheus Holdings, Inc.*	2,074	8,918
LDR Holding Corp.*	20,805	718,397
LeMaitre Vascular, Inc.	1,967	23,978
Lombard Medical, Inc.*	2,008	7,309
Medovex Corp.*	222	524
Merit Medical Systems, Inc.*	7,492	179,134
Misonix, Inc.*	951	10,442
Nevro Corp.*	10,492	486,724
NxStage Medical, Inc.*	45,840	722,897
OncoSec Medical, Inc.*	2,633	13,560
OraSure Technologies, Inc.*	9,679	42,975
Orthofix International N.V.*	3,197	107,899
Oxford Immunotec Global plc*	3,462	46,737
Penumbra, Inc.*	9,257	371,206
PhotoMedex, Inc.*	2,769	1,440
Presbia plc*	609	3,337
Retractable Technologies, Inc.*	1,806	6,538
Rockwell Medical, Inc.*	8,569	66,067
Roka Bioscience, Inc.*	1,027	1,992
RTI Surgical, Inc.*	9,799	55,658
Second Sight Medical Products, Inc.*	1,952	11,575
Sientra, Inc.*	1,370	13,906
Span-America Medical Systems, Inc.	364	6,425
STAAR Surgical Co.*	6,662	51,697
Stereotaxis, Inc.*	3,086	2,864
Sunshine Heart, Inc.*	3,109	6,840
SurModics, Inc.*	2,227	48,638
Symmetry Surgical, Inc.*	1,688	15,023
Synergetics USA, Inc.*	4,358	28,632
Tandem Diabetes Care, Inc.*	3,059	26,950
TearLab Corp.*	4,962	9,974
TransEnterix, Inc.*	7,845	17,730
TriVascular Technologies, Inc.*	1,587	7,935
Unilife Corp.*	19,177	18,792
Utah Medical Products, Inc.	643	34,638
Vascular Solutions, Inc.*	2,930	94,961
Veracyte, Inc.*	2,228	10,449
Vermillion, Inc.*	4,390	8,868
Zeltiq Aesthetics, Inc.*	31,449	1,007,311

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Zosano Pharma Corp.*	799	$3,164

		9,553,748

Health Care Providers & Services (2.1%)
AAC Holdings, Inc.*	1,366	30,393
Aceto Corp.	4,968	136,372
AdCare Health Systems, Inc.	2,632	8,738
Addus HomeCare Corp.*	1,117	34,794
Alliance HealthCare Services, Inc.*	850	8,296
Almost Family, Inc.*	1,225	49,061
BioScrip, Inc.*	11,917	22,285
BioTelemetry, Inc.*	4,607	56,390
Civitas Solutions, Inc.*	1,992	45,657
Cross Country Healthcare, Inc.*	5,485	74,651
Digirad Corp.	3,146	11,766
Diversicare Healthcare Services, Inc.	556	5,727
Five Star Quality Care, Inc.*	7,539	23,295
Genesis Healthcare, Inc.*	6,295	38,588
HealthEquity, Inc.*	22,438	663,043
Healthways, Inc.*	5,302	58,958
InfuSystems Holdings, Inc.*	3,392	9,260
Joint Corp.*	907	5,877
Landauer, Inc.	1,637	60,553
LHC Group, Inc.*	2,214	99,121
National Research Corp., Class A	1,704	20,346
Nobilis Health Corp.*	5,555	28,997
PharMerica Corp.*	5,166	147,076
Providence Service Corp.*	2,330	101,541
Psychemedics Corp.	874	8,801
RadNet, Inc.*	5,941	32,973
Sharps Compliance Corp.*	2,242	19,640
Teladoc, Inc.*	19,464	433,853
Triple-S Management Corp., Class B*	4,116	73,306
Trupanion, Inc.*	2,687	20,287
U.S. Physical Therapy, Inc.	2,109	94,673
USMD Holdings, Inc.*	184	1,360

		2,425,678

Health Care Technology (1.4%)
Computer Programs & Systems, Inc.	1,923	81,016
Connecture, Inc.*	1,123	5,121
Evolent Health, Inc., Class A*	35,739	570,394
HealthStream, Inc.*	4,301	93,805
HTG Molecular Diagnostics, Inc.*	593	4,519
Icad, Inc.*	2,276	7,738
Imprivata, Inc.*	42,496	755,154
Merge Healthcare, Inc.*	11,745	83,390
Simulations Plus, Inc.	1,689	15,944
Streamline Health Solutions, Inc.*	3,091	7,078
Vocera Communications, Inc.*	4,400	50,204

		1,674,363

Life Sciences Tools & Services (0.4%)
Affymetrix, Inc.*	13,164	112,420
Albany Molecular Research, Inc.*	4,253	74,087
Enzo Biochem, Inc.*	6,318	20,028
Fluidigm Corp.*	4,936	40,031
Harvard Bioscience, Inc.*	5,838	22,068
NanoString Technologies, Inc.*	2,310	36,960
NeoGenomics, Inc.*	9,156	52,464
Pacific Biosciences of California, Inc.*	10,445	38,229
pSivida Corp.*	4,895	17,867
Sequenom, Inc.*	20,288	35,504
Transgenomic, Inc.*	2,034	1,912

		451,570

Pharmaceuticals (3.3%)
AcelRx Pharmaceuticals, Inc.*	5,681	17,327
Achaogen, Inc.*	2,981	17,171
Adamis Pharmaceuticals Corp.*	2,253	8,899
Aerie Pharmaceuticals, Inc.*	3,507	62,214
Agile Therapeutics, Inc.*	1,717	11,573
Alimera Sciences, Inc.*	5,026	11,107
Amphastar Pharmaceuticals, Inc.*	5,421	63,372
Ampio Pharmaceuticals, Inc.*	7,374	21,311
ANI Pharmaceuticals, Inc.*	1,344	53,101
Aoxing Pharmaceutical Co., Inc.*	6,274	9,286
Apricus Biosciences, Inc.*	8,348	12,188
Aradigm Corp.*	1,466	10,262
Aratana Therapeutics, Inc.*	5,055	42,765
Assembly Biosciences, Inc.*	2,472	23,632
Biodel, Inc.*	10,113	4,450
BioDelivery Sciences International, Inc.*	7,926	44,069
Bio-Path Holdings, Inc.*	14,834	16,911
Carbylan Therapeutics, Inc.*	2,028	7,240
Collegium Pharmaceutical, Inc.*	1,102	24,365
ContraVir Pharmaceuticals, Inc.*	3,663	7,656
Corcept Therapeutics, Inc.*	10,568	39,736
Corium International, Inc.*	1,834	17,148
Cumberland Pharmaceuticals, Inc.*	1,743	10,057
Cymabay Therapeutics, Inc.*	3,151	6,113
Dermira, Inc.*	2,655	61,968
Dipexium Pharmaceuticals, Inc.*	893	12,502
Durect Corp.*	19,285	37,606
Egalet Corp.*	2,308	30,419
Endocyte, Inc.*	6,491	29,729
Evoke Pharma, Inc.*	489	1,447
Flex Pharma, Inc.*	899	10,797
Foamix Pharmaceuticals Ltd.*	3,882	28,455
Heska Corp.*	984	29,992
IGI Laboratories, Inc.*	7,049	46,100
Imprimis Pharmaceuticals, Inc.*	1,081	6,983
Intersect ENT, Inc.*	30,527	714,332
Intra-Cellular Therapies, Inc.*	18,818	753,473
Jaguar Animal Health, Inc.*	469	1,520
Juniper Pharmaceuticals, Inc.*	1,788	21,063
KemPharm, Inc.*	921	17,849
Lipocine, Inc.*	2,636	31,184
Marinus Pharmaceuticals, Inc.*	777	6,480
Neos Therapeutics, Inc.*	938	19,707
Ocera Therapeutics, Inc.*	2,122	6,706
Ocular Therapeutix, Inc.*	2,571	36,148
Omeros Corp.*	6,463	70,835
Pain Therapeutics, Inc.*	6,494	11,884
Paratek Pharmaceuticals, Inc.	2,086	39,634
Pernix Therapeutics Holdings, Inc.*	7,519	23,760
POZEN, Inc.*	4,967	28,982
Repros Therapeutics, Inc.*	4,208	31,265
Revance Therapeutics, Inc.*	24,984	743,524
SciClone Pharmaceuticals, Inc.*	8,463	58,733
SCYNEXIS, Inc.*	1,905	13,868
Sucampo Pharmaceuticals, Inc., Class A*	4,228	84,010
Supernus Pharmaceuticals, Inc.*	5,846	82,019
Theravance Biopharma, Inc.*	4,368	48,004
VIVUS, Inc.*	17,170	28,159
XenoPort, Inc.*	10,051	34,877
Zogenix, Inc.*	4,210	56,835
Zynerba Pharmaceuticals, Inc.*	596	8,529

		3,811,331

Total Health Care		30,901,727

Industrials (7.4%)
Aerospace & Defense (0.4%)
Aerovironment, Inc.*	3,382	67,775
Air Industries Group	1,212	10,544

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
American Science & Engineering, Inc.	1,269	$45,126
API Technologies Corp.*	3,708	8,046
Arotech Corp.*	3,606	4,796
Astrotech Corp.*	2,459	5,090
Breeze-Eastern Corp.*	667	9,325
CPI Aerostructures, Inc.*	1,422	12,528
Ducommun, Inc.*	1,897	38,073
Innovative Solutions & Support, Inc.*	2,181	5,911
KEYW Holding Corp.*	5,755	35,393
Kratos Defense & Security Solutions, Inc.*	7,892	33,304
LMI Aerospace, Inc.*	1,798	18,484
National Presto Industries, Inc.	825	69,515
SIFCO Industries, Inc.	440	4,866
Sparton Corp.*	1,706	36,508
Vectrus, Inc.*	1,799	39,650

		444,934

Air Freight & Logistics (0.3%)
Air T., Inc.*	295	5,251
Air Transport Services Group, Inc.*	8,994	76,899
Echo Global Logistics, Inc.*	12,602	246,999
Park-Ohio Holdings Corp.	1,506	43,463
Radiant Logistics, Inc.*	5,350	23,861

		396,473

Airlines (0.1%)
Republic Airways Holdings, Inc.*	8,896	51,419

Building Products (1.9%)
Alpha Pro Tech Ltd.*	2,302	4,581
American Woodmark Corp.*	13,640	884,827
Builders FirstSource, Inc.*	71,542	907,152
Gibraltar Industries, Inc.*	5,280	96,888
Insteel Industries, Inc.	3,173	51,022
Patrick Industries, Inc.*	2,161	85,338
PGT, Inc.*	8,136	99,910
Quanex Building Products Corp.	5,775	104,932
Tecogen, Inc.*	1,409	4,931

		2,239,581

Commercial Services & Supplies (1.4%)
Acme United Corp.	365	6,092
AMREP Corp.*	548	2,619
Aqua Metals, Inc.*	1,218	6,175
ARC Document Solutions, Inc.*	7,032	41,840
Casella Waste Systems, Inc., Class A*	6,801	39,446
CECO Environmental Corp.	4,898	40,115
Cenveo, Inc.*	9,728	18,289
Civeo Corp.	18,528	27,421
Ecology and Environment, Inc., Class A	445	5,206
Ennis, Inc.	4,407	76,506
Fuel Tech, Inc.*	2,615	4,995
Heritage-Crystal Clean, Inc.*	2,072	21,279
Hudson Technologies, Inc.*	4,250	12,622
InnerWorkings, Inc.*	6,391	39,944
Intersections, Inc.*	1,265	2,631
Kimball International, Inc., Class B	5,882	55,644
MagneGas Corp.*	4,877	4,877
NL Industries, Inc.*	1,236	3,696
Performant Financial Corp.*	5,708	13,813
Perma-Fix Environmental Services*	1,826	7,414
Quest Resource Holding Corp.*	4,205	2,397
SP Plus Corp.*	2,864	66,302
Team, Inc.*	3,535	113,544
TRC Cos., Inc.*	2,817	33,325
U.S. Ecology, Inc.	20,932	913,682
Versar, Inc.*	1,471	5,104
Viad Corp.	3,408	98,798
Virco Manufacturing Corp.*	2,529	7,587
Wilhelmina International, Inc.*	233	1,438

		1,672,801

Construction & Engineering (0.5%)
Ameresco, Inc., Class A*	3,540	20,815
Argan, Inc.	2,203	76,400
Comfort Systems USA, Inc.	6,338	172,774
Furmanite Corp.*	6,495	39,490
Goldfield Corp.*	4,451	7,433
Great Lakes Dredge & Dock Corp.*	10,389	52,361
HC2 Holdings, Inc.*	3,442	24,128
Integrated Electrical Services, Inc.*	1,366	10,546
Layne Christensen Co.*	3,434	22,321
MYR Group, Inc.*	3,555	93,141
Northwest Pipe Co.*	1,590	20,765
NV5 Holdings, Inc.*	839	15,572
Orion Marine Group, Inc.*	4,840	28,943
Sterling Construction Co., Inc.*	3,098	12,733

		597,422

Electrical Equipment (0.4%)
Active Power, Inc.*	3,347	5,456
Allied Motion Technologies, Inc.	1,031	18,321
American Electric Technologies, Inc.*	793	2,101
American Superconductor Corp.*	1,959	8,482
Blue Earth, Inc.*	10,160	6,909
Broadwind Energy, Inc.*	2,493	5,161
Energous Corp.*	1,798	12,406
Energy Focus, Inc.*	1,262	14,904
Enphase Energy, Inc.*	4,549	16,831
Espey Manufacturing & Electronics Corp.	333	8,075
FuelCell Energy, Inc.*	43,540	31,993
Global Power Equipment Group, Inc.	2,817	10,338
Ideal Power, Inc.*	1,480	9,783
LSI Industries, Inc.	3,732	31,498
Orion Energy Systems, Inc.*	4,509	8,116
Plug Power, Inc.*	29,794	54,523
Powell Industries, Inc.	1,576	47,438
Power Solutions International, Inc.*	769	17,464
PowerSecure International, Inc.*	3,839	44,225
Preformed Line Products Co.	437	16,235
Revolution Lighting Technologies, Inc.*	8,107	7,702
SL Industries, Inc.*	477	16,218
TCP International Holdings Ltd.*	1,271	3,495
Ultralife Corp.*	1,959	11,539
Vicor Corp.*	2,730	27,846

		437,059

Machinery (1.1%)
Accuride Corp.*	6,785	18,794
Adept Technology, Inc.*	2,288	29,653
Alamo Group, Inc.	1,648	77,044
ARC Group Worldwide, Inc.*	1,503	2,705
Blount International, Inc.*	8,358	46,554
Blue Bird Corp.*	842	8,386
Columbus McKinnon Corp.	3,450	62,652
Commercial Vehicle Group, Inc.*	4,972	20,037
Douglas Dynamics, Inc.	3,806	75,587
Dynamic Materials Corp.	2,349	22,409
Eastern Co.	1,027	16,637
Energy Recovery, Inc.*	5,714	12,228
ExOne Co.*	1,734	11,635
Federal Signal Corp.	10,630	145,737
FreightCar America, Inc.	2,110	36,208

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Gencor Industries, Inc.*	794	$7,178
Global Brass & Copper Holdings, Inc.	3,626	74,369
Graham Corp.	1,771	31,258
Hardinge, Inc.	2,141	19,654
Hurco Cos., Inc.	1,140	29,914
Jason Industries, Inc.*	2,925	12,812
Kadant, Inc.	1,867	72,832
Key Technology, Inc.*	833	10,046
L.B. Foster Co., Class A	1,806	22,178
L.S. Starrett Co., Class A	1,160	14,013
Lydall, Inc.*	2,902	82,678
Manitex International, Inc.*	2,472	13,893
MFRI, Inc.*	1,069	5,473
Miller Industries, Inc.	1,938	37,869
NN, Inc.	4,584	84,804
Omega Flex, Inc.	476	15,898
Supreme Industries, Inc., Class A	2,215	18,451
Titan International, Inc.	7,447	49,225
Twin Disc, Inc.	1,383	17,163
Xerium Technologies, Inc.*	1,916	24,870

		1,230,844

Marine (0.2%)
Eagle Bulk Shipping, Inc.*	3,868	22,937
Golden Ocean Group Ltd.	11,625	28,597
International Shipholding Corp.	1,025	3,926
Navios Maritime Holdings, Inc.	14,106	35,124
Pangaea Logistics Solutions Ltd.*	505	1,606
Rand Logistics, Inc.*	2,713	5,806
Safe Bulkers, Inc.	6,706	18,509
Scorpio Bulkers, Inc.*	57,600	84,096
Ultrapetrol Bahamas Ltd.*	3,454	1,416

		202,017

Professional Services (0.6%)
Acacia Research Corp.	8,734	79,305
Barrett Business Services, Inc.	1,224	52,546
CBIZ, Inc.*	8,388	82,370
CDI Corp.	2,375	20,306
CRA International, Inc.*	1,575	33,988
CTPartners Executive Search, Inc.*†	1,249	—
Franklin Covey Co.*	2,117	33,999
General Employment Enterprises, Inc.*	1,373	549
GP Strategies Corp.*	2,228	50,843
Heidrick & Struggles International, Inc.	3,140	61,073
Hill International, Inc.*	6,047	19,834
Hudson Global, Inc.*	4,154	10,343
Kelly Services, Inc., Class A	5,100	72,114
Luna Innovations, Inc.*	4,317	4,055
Marathon Patent Group, Inc.*	2,026	3,748
Mastech Holdings, Inc.*	264	1,962
Mistras Group, Inc.*	2,887	37,098
Pendrell Corp.*	28,486	20,510
RCM Technologies, Inc.	1,691	8,337
Resources Connection, Inc.	6,395	96,373
Volt Information Sciences, Inc.*	1,565	14,242
VSE Corp.	719	28,810
Willdan Group, Inc.*	1,116	11,316

		743,721

Road & Rail (0.2%)
Celadon Group, Inc.	4,644	74,397
Covenant Transportation Group, Inc., Class A*	2,000	35,940
P.A.M. Transportation Services, Inc.*	500	16,525
Patriot Transportation Holding, Inc.*	392	9,428
Providence and Worcester Railroad Co.	616	9,757
Universal Truckload Services, Inc.	1,365	21,253
USA Truck, Inc.*	1,698	29,257
YRC Worldwide, Inc.*	5,590	74,123

		270,680

Trading Companies & Distributors (0.3%)
BlueLinx Holdings, Inc.*	6,552	4,586
CAI International, Inc.*	2,968	29,917
DXP Enterprises, Inc.*	2,166	59,089
Empire Resources, Inc.	865	3,374
Erickson, Inc.*	1,049	3,283
General Finance Corp.*	1,615	5,976
Houston Wire & Cable Co.	2,837	17,987
Huttig Building Products, Inc.*	3,654	11,474
Lawson Products, Inc.*	956	20,697
Neff Corp., Class A*	1,746	9,760
Real Industry, Inc.*	4,042	35,650
Stock Building Supply Holdings, Inc.*	2,525	44,465
Titan Machinery, Inc.*	3,001	34,452
Transcat, Inc.*	1,113	10,818
Willis Lease Finance Corp.*	871	14,162

		305,690

Total Industrials		8,592,641

Information Technology (22.8%)
Communications Equipment (2.0%)
Aerohive Networks, Inc.*	4,101	24,524
Alliance Fiber Optic Products, Inc.	2,479	42,366
Applied Optoelectronics, Inc.*	38,392	721,002
Aviat Networks, Inc.*	8,874	9,229
Bel Fuse, Inc., Class B	1,795	34,895
Black Box Corp.	2,674	39,415
CalAmp Corp.*	6,167	99,227
Calix, Inc.*	7,617	59,336
Clearfield, Inc.*	1,955	26,256
ClearOne, Inc.	1,053	12,404
Communications Systems, Inc.	1,251	10,433
Comtech Telecommunications Corp.	2,782	57,337
Digi International, Inc.*	4,294	50,626
Emcore Corp.*	3,365	22,882
Extreme Networks, Inc.*	17,194	57,772
Harmonic, Inc.*	15,162	87,940
Infosonics Corp.*	1,624	2,030
KVH Industries, Inc.*	2,793	27,930
MRV Communications, Inc.*	896	12,822
Network-1 Technologies, Inc.*	1,906	4,003
Novatel Wireless, Inc.*	6,217	13,739
Numerex Corp., Class A*	2,552	22,228
Oclaro, Inc.*	16,764	38,557
PC-Tel, Inc.	3,101	18,637
RELM Wireless Corp.*	1,523	6,701
Ruckus Wireless, Inc.*	57,006	677,231
ShoreTel, Inc.*	11,036	82,439
Sonus Networks, Inc.*	8,491	48,568
TESSCO Technologies, Inc.	992	20,872
Westell Technologies, Inc., Class A*	7,369	8,401
Zhone Technologies, Inc.*	4,377	6,084

		2,345,886

Electronic Equipment, Instruments & Components (1.0%)
Agilysys, Inc.*	2,680	29,802
Applied DNA Sciences, Inc.*	3,022	15,473
Checkpoint Systems, Inc.	7,229	52,410
ClearSign Combustion Corp.*	1,823	11,284
Control4 Corp.*	3,618	29,523
CPS Technologies Corp.*	1,140	2,622
CTS Corp.	5,658	104,730
CUI Global, Inc.*	3,470	17,940

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Daktronics, Inc.	6,586	$57,101
Digital Ally, Inc.*	547	3,408
DTS, Inc.*	3,020	80,634
Electro Rent Corp.	2,889	29,988
Electro Scientific Industries, Inc.	4,622	21,446
eMagin Corp.*	2,655	6,558
Frequency Electronics, Inc.*	1,117	11,594
GSI Group, Inc.*	5,889	74,967
ID Systems, Inc.*	2,023	6,494
Identiv, Inc.*	1,563	5,455
IEC Electronics Corp.*	1,534	6,013
IntriCon Corp.*	836	6,780
Iteris, Inc.*	4,426	10,888
Kemet Corp.*	7,661	14,096
Key Tronic Corp.*	1,853	18,567
Kimball Electronics, Inc.*	4,991	59,543
LoJack Corp.*	3,183	9,231
LRAD Corp.*	5,620	9,385
Maxwell Technologies, Inc.*	5,491	29,761
Mercury Systems, Inc.*	5,834	92,819
Mesa Laboratories, Inc.	492	54,809
MicroVision, Inc.*	8,071	25,747
MOCON, Inc.	960	12,960
Multi-Fineline Electronix, Inc.*	1,498	25,017
Napco Security Technologies, Inc.*	2,013	12,179
Neonode, Inc.*	5,517	13,461
PAR Technology Corp.*	1,660	8,781
Park Electrochemical Corp.	3,505	61,653
PC Connection, Inc.	1,829	37,915
PCM, Inc.*	1,588	14,356
Perceptron, Inc.*	1,521	11,544
Planar Systems, Inc.*	3,733	21,651
RadiSys Corp.*	6,050	16,335
Research Frontiers, Inc.*	3,463	17,557
RF Industries Ltd.	1,228	5,624
Richardson Electronics Ltd.	1,902	11,203
SigmaTron International, Inc.*	683	4,801
Uni-Pixel, Inc.*	2,338	2,478
Vishay Precision Group, Inc.*	2,085	24,165
Wayside Technology Group, Inc.	646	11,234
Wireless Telecom Group, Inc.*	3,082	4,654

		1,216,636

Internet Software & Services (7.1%)
Amber Road, Inc.*	2,915	12,301
Angie’s List, Inc.*	7,527	37,936
Apigee Corp.*	84,327	889,650
Appfolio, Inc., Class A*	956	16,109
ARI Network Services, Inc.*	2,185	8,259
Autobytel, Inc.*	1,566	26,262
Bazaarvoice, Inc.*	10,438	47,075
Benefitfocus, Inc.*	25,832	807,250
Blucora, Inc.*	6,957	95,798
Brightcove, Inc.*	5,666	27,877
Carbonite, Inc.*	3,123	34,759
Care.com, Inc.*	3,153	16,206
ChannelAdvisor Corp.*	3,715	36,927
Cvent, Inc.*	24,508	824,939
Demand Media, Inc.*	1,923	8,019
DHI Group, Inc.*	7,604	55,585
EarthLink Holdings Corp.	17,532	136,399
eGain Corp.*	2,729	10,916
Everyday Health, Inc.*	3,716	33,964
Five9, Inc.*	3,905	14,449
Global Sources Ltd.*	2,564	21,307
GTT Communications, Inc.*	4,155	96,645
Hortonworks, Inc.*	36,548	800,036
Internap Corp.*	9,398	57,610
Intralinks Holdings, Inc.*	6,847	56,762
Inuvo, Inc.*	3,306	9,587
iPass, Inc.*	9,192	8,916
Limelight Networks, Inc.*	10,562	20,173
Liquidity Services, Inc.*	4,162	30,757
LiveDeal, Inc.*	1,825	3,066
LivePerson, Inc.*	9,729	73,551
Marchex, Inc., Class B	5,732	23,100
Marin Software, Inc.*	4,936	15,450
MaxPoint Interactive, Inc.*	1,131	4,615
MeetMe, Inc.*	6,254	9,881
Millennial Media, Inc.*	20,868	36,519
MINDBODY, Inc., Class A*	1,215	18,991
Monster Worldwide, Inc.*	15,496	99,484
Onvia, Inc.*	700	2,884
OPOWER, Inc.*	4,485	39,961
Professional Diversity Network, Inc.*	779	569
Q2 Holdings, Inc.*	37,132	917,903
QuinStreet, Inc.*	6,148	34,121
Qumu Corp.*	1,537	6,025
RealNetworks, Inc.*	3,871	15,832
Reis, Inc.	1,459	33,046
Remark Media, Inc.*	1,620	7,128
Rightside Group Ltd.*	2,351	18,032
Rocket Fuel, Inc.*	4,596	21,463
SciQuest, Inc.*	4,737	47,370
Selectica, Inc.*	1,135	4,461
SMTP, Inc.	527	2,472
Spark Networks, Inc.*	3,083	8,879
Stamps.com, Inc.*	10,611	785,320
Support.com, Inc.*	8,982	10,060
Synacor, Inc.*	3,846	5,192
TechTarget, Inc.*	3,394	28,917
Textura Corp.*	40,565	1,048,200
TheStreet, Inc.	5,877	9,815
Travelzoo, Inc.*	1,160	9,593
Tremor Video, Inc.*	6,523	12,133
United Online, Inc.*	2,564	25,640
Viggle, Inc.*	1,352	1,109
Wix.com Ltd.*	31,566	549,880
Xactly Corp.*	1,294	10,093
XO Group, Inc.*	4,494	63,500
YuMe, Inc.*	4,333	11,223

		8,257,951

IT Services (1.3%)
6D Global Technologies, Inc.*†	3,249	9,455
Cartesian, Inc.*	1,245	3,063
Cass Information Systems, Inc.	1,955	96,049
Ciber, Inc.*	13,550	43,089
Computer Task Group, Inc.	2,516	15,574
Datalink Corp.*	3,392	20,250
Edgewater Technology, Inc.*	1,425	10,431
Everi Holdings, Inc.*	11,199	57,451
Forrester Research, Inc.	1,716	53,951
Hackett Group, Inc.	4,066	55,908
Higher One Holdings, Inc.*	6,888	13,569
Information Services Group, Inc.	5,384	21,051
Innodata, Inc.*	4,323	10,073
InterCloud Systems, Inc.*	3,041	5,413
JetPay Corp.*	821	2,274
Lionbridge Technologies, Inc.*	10,992	54,300
Luxoft Holding, Inc.*	12,142	768,467
Mattersight Corp.*	2,874	22,159
ModusLink Global Solutions, Inc.*	6,269	17,929
MoneyGram International, Inc.*	5,026	40,309
NCI, Inc., Class A	928	12,315
Perficient, Inc.*	6,031	93,058

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
PFSweb, Inc.*	2,105	$29,933
Planet Payment, Inc.*	7,474	21,151
PRGX Global, Inc.*	4,252	16,030
ServiceSource International, Inc.*	10,084	40,336
StarTek, Inc.*	2,105	7,115
Sysorex Global Holdings Corp.*	2,000	2,060
WidePoint Corp.*	13,566	11,939

		1,554,702

Semiconductors & Semiconductor Equipment (3.3%)
Aehr Test Systems*	1,507	3,526
Alpha & Omega Semiconductor Ltd.*	3,313	25,808
Amtech Systems, Inc.*	2,141	9,206
Applied Micro Circuits Corp.*	13,853	73,559
Axcelis Technologies, Inc.*	19,347	51,657
AXT, Inc.*	5,403	10,374
Cascade Microtech, Inc.*	2,340	33,088
CEVA, Inc.*	3,517	65,311
Cohu, Inc.	4,437	43,749
CVD Equipment Corp.*	811	8,970
CyberOptics Corp.*	1,093	6,908
DSP Group, Inc.*	3,848	35,055
Exar Corp.*	6,767	40,264
FormFactor, Inc.*	9,843	66,736
GigOptix, Inc.*	5,977	10,460
GSI Technology, Inc.*	3,129	12,704
Inphi Corp.*	59,324	1,426,149
Integrated Silicon Solution, Inc.	5,375	115,509
Intermolecular, Inc.*	7,902	14,935
inTEST Corp.*	1,308	5,520
IXYS Corp.	4,232	47,229
Kopin Corp.*	11,539	36,232
Mattson Technology, Inc.*	12,895	30,045
MaxLinear, Inc., Class A*	61,085	759,897
MoSys, Inc.*	10,590	15,779
Nanometrics, Inc.*	4,118	49,993
NeoPhotonics Corp.*	4,815	32,790
NVE Corp.	832	40,385
PDF Solutions, Inc.*	4,625	46,250
Pericom Semiconductor Corp.	3,806	69,460
Photronics, Inc.*	11,307	102,441
Pixelworks, Inc.*	4,656	16,808
QuickLogic Corp.*	9,357	14,878
Rubicon Technology, Inc.*	4,305	4,434
Rudolph Technologies, Inc.*	5,449	67,840
Sevcon, Inc.*	432	4,268
Sigma Designs, Inc.*	6,028	41,533
Silicon Motion Technology Corp. (ADR)	6,691	182,731
Solar3D, Inc.*	2,916	8,048
Ultra Clean Holdings, Inc.*	5,454	31,306
Ultratech, Inc.*	4,724	75,678
Xcerra Corp.*	9,344	58,680

		3,796,193

Software (7.5%)
A10 Networks, Inc.*	5,834	34,946
American Software, Inc., Class A	4,284	40,355
Asure Software, Inc.*	751	4,251
Aware, Inc.*	2,355	7,889
BroadSoft, Inc.*	26,938	807,062
BSQUARE Corp.*	1,998	13,207
Callidus Software, Inc.*	73,825	1,254,287
Code Rebel Corp.*	180	1,282
Covisint Corp.*	6,456	13,880
Datawatch Corp.*	1,677	9,861
Digimarc Corp.*	1,304	39,837
Digital Turbine, Inc.*	8,044	14,560
EnerNOC, Inc.*	4,669	36,885
Envivio, Inc.*	3,561	14,564
Epiq Systems, Inc.	5,529	71,435
ePlus, Inc.*	953	75,354
Evolving Systems, Inc.	1,427	8,562
Exa Corp.*	2,172	22,437
FalconStor Software, Inc.*	5,529	11,003
Gigamon, Inc.*	13,592	271,976
GlobalSCAPE, Inc.	2,053	6,734
Globant S.A.*	23,442	717,091
Glu Mobile, Inc.*	217,263	949,439
Guidance Software, Inc.*	3,145	18,933
Jive Software, Inc.*	8,084	37,752
Materialise N.V. (ADR)*	79,372	610,371
Mind CTI Ltd.	2,598	7,144
Mitek Systems, Inc.*	4,267	13,612
MobileIron, Inc.*	6,815	21,126
Model N, Inc.*	3,617	36,206
NetSol Technologies, Inc.*	1,442	7,268
NXT-ID, Inc.*	1,157	1,087
Park City Group, Inc.*	1,756	18,561
Paylocity Holding Corp.*	21,146	634,169
PROS Holdings, Inc.*	4,077	90,265
QAD, Inc., Class A	1,745	44,672
Rapid7, Inc.*	23,577	536,377
Rosetta Stone, Inc.*	3,214	21,534
Rubicon Project, Inc.*	61,045	886,984
Sapiens International Corp. N.V.	4,074	46,932
SeaChange International, Inc.*	5,771	36,357
Silver Spring Networks, Inc.*	65,848	848,122
Smith Micro Software, Inc.*	6,717	5,844
Tangoe, Inc.*	6,687	48,146
TeleCommunication Systems, Inc., Class A*	8,752	30,107
Telenav, Inc.*	4,875	38,074
TubeMogul, Inc.*	2,680	28,194
Upland Software, Inc.*	1,197	9,456
Varonis Systems, Inc.*	1,556	24,242
VirnetX Holding Corp.*	7,940	28,266
Voltari Corp.*	696	4,942
Workiva, Inc.*	1,195	18,152
Xura, Inc.*	3,886	86,969
Yodlee, Inc.*	3,110	50,164
Zix Corp.*	9,835	41,405

		8,758,330

Technology Hardware, Storage & Peripherals (0.6%)
Astro-Med, Inc.	967	13,441
Avid Technology, Inc.*	5,525	43,979
Concurrent Computer Corp.	1,547	7,317
Crossroads Systems, Inc.*	3,149	4,094
Dot Hill Systems Corp.*	10,422	101,406
Hutchinson Technology, Inc.*	5,528	8,845
Imation Corp.*	5,778	12,307
Immersion Corp.*	4,788	53,769
Intevac, Inc.*	3,258	14,987
Quantum Corp.*	37,000	25,800
Silicon Graphics International Corp.*	5,788	22,747
Super Micro Computer, Inc.*	10,735	292,636
TransAct Technologies, Inc.	1,272	11,588
USA Technologies, Inc.*	6,288	15,657
Violin Memory, Inc.*	15,918	21,967
Xplore Technologies Corp.*	1,382	7,366

		657,906

Total Information Technology		26,587,604

Materials (1.6%)
Chemicals (1.0%)
American Vanguard Corp.	4,979	57,557

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Chase Corp.	1,186	$46,717
China Green Agriculture, Inc.	4,169	7,133
Codexis, Inc.*	5,740	19,459
Core Molding Technologies, Inc.*	1,331	24,557
Flotek Industries, Inc.*	35,214	588,074
FutureFuel Corp.	4,219	41,684
Hawkins, Inc.	1,823	70,185
Ikonics Corp.*	154	1,833
KMG Chemicals, Inc.	1,664	32,099
Koppers Holdings, Inc.	3,519	70,978
Marrone Bio Innovations, Inc.*	4,095	8,640
Metabolix, Inc.*	1,424	1,965
Northern Technologies International Corp.*	640	9,971
OMNOVA Solutions, Inc.*	8,082	44,774
Rentech, Inc.*	3,906	21,874
Senomyx, Inc.*	7,494	33,423
Trecora Resources*	3,457	42,936

		1,123,859

Construction Materials (0.1%)
U.S. Concrete, Inc.*	2,481	118,567
United States Lime & Minerals, Inc.	331	15,110

		133,677

Containers & Packaging (0.1%)
AEP Industries, Inc.*	682	39,099
Myers Industries, Inc.	4,184	56,065
UFP Technologies, Inc.*	1,056	24,130

		119,294

Metals & Mining (0.2%)
A.M. Castle & Co.*	2,238	4,968
Ampco-Pittsburgh Corp.	1,487	16,223
Friedman Industries, Inc.	1,140	6,840
Gold Resource Corp.	8,993	22,752
Handy & Harman Ltd.*	438	10,503
Haynes International, Inc.	2,121	80,259
Horsehead Holding Corp.*	9,705	29,503
Noranda Aluminum Holding Corp.*	1,658	2,719
Olympic Steel, Inc.	1,511	15,035
Ryerson Holding Corp.*	1,820	9,555
Schnitzer Steel Industries, Inc., Class A	4,537	61,431
Synalloy Corp.	1,321	12,100
U.S. Antimony Corp.*	10,953	3,834
Universal Stainless & Alloy Products, Inc.*	1,157	12,241

		287,963

Paper & Forest Products (0.2%)
Neenah Paper, Inc.	2,848	165,982
Wausau Paper Corp.	7,093	45,395

		211,377

Total Materials		1,876,170

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.8%)
8x8, Inc.*	15,014	124,166
Alaska Communications Systems Group, Inc.*	8,446	18,497
Alteva, Inc.	1,033	4,556
FairPoint Communications, Inc.*	3,557	54,813
General Communication, Inc., Class A*	5,944	102,593
Hawaiian Telcom Holdco, Inc.*	1,841	38,256
IDT Corp., Class B	2,841	40,626
inContact, Inc.*	10,499	78,848
Inteliquent, Inc.	5,705	127,393
Lumos Networks Corp.	3,896	47,375
magicJack VocalTec Ltd.*	2,897	25,812
Ooma, Inc.*	857	5,956
ORBCOMM, Inc.*	10,234	57,106
Pacific DataVision, Inc.*	2,218	66,318
Premiere Global Services, Inc.*	7,943	109,137
Straight Path Communications, Inc., Class B*	1,591	64,292
Towerstream Corp.*	10,014	10,715

		976,459

Wireless Telecommunication Services (0.3%)
Boingo Wireless, Inc.*	6,259	51,825
NTELOS Holdings Corp.*	3,043	27,478
Shenandoah Telecommunications Co.	4,114	176,120
Spok Holdings, Inc.	3,699	60,886
		316,309

Total Telecommunication Services		1,292,768

Utilities (0.6%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B*	2,199	18,098
Spark Energy, Inc., Class A	512	8,473
Unitil Corp.	2,334	86,078

		112,649

Gas Utilities (0.2%)
Chesapeake Utilities Corp.	2,579	136,893
Delta Natural Gas Co., Inc.	1,220	24,961
Gas Natural, Inc.	1,704	15,234
RGC Resources, Inc.	640	13,197

		190,285

Independent Power and Renewable Electricity Producers (0.0%)
Atlantic Power Corp.	21,065	39,181

Water Utilities (0.3%)
Artesian Resources Corp., Class A	1,347	32,517
Cadiz, Inc.*	2,950	21,417
Connecticut Water Service, Inc.	1,880	68,658
Consolidated Water Co., Ltd.	2,546	29,534
Middlesex Water Co.	2,731	65,107
Pure Cycle Corp.*	2,865	14,239
SJW Corp.	2,682	82,471
York Water Co.	2,197	46,181

		360,124

Total Utilities		702,239

Total Common Stocks (96.8%) (Cost $124,672,389)		113,018,274

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.0%)
Health Care (0.0%)
Biotechnology (0.0%)
Catalyst Biosciences, Inc. (Zero Coupon), 2/19/18†	$4,925	$53

Total Health Care		53
Total Convertible Bonds		53

Total Long-Term Debt Securities (0.0%) (Cost $4,925)		53

	Number of Warrants	Value (Note 1)
WARRANTS:
Industrials (0.0%)
Marine (0.0%)
Eagle Bulk Shipping, Inc., expiring 10/15/21* (Cost $—)	452	231

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (3.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	$4,036,942	4,036,942

Total Short-Term Investment (3.5%) (Cost $4,036,942)		4,036,942

Total Investments (100.3%) (Cost $128,714,256)		117,055,500
Other Assets Less Liabilities (-0.3%)		(339,696)

Net Assets (100%)		$116,715,804

*	Non-income producing.

†	Security (totaling $9,508 or 0.0% of net assets) held at fair value by management.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	12	December-15	$1,371,879	$1,315,080	$(56,799)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(c)		Total
Assets:
Common Stocks
Consumer Discretionary	$17,558,498	$12,142	$—		$17,570,640
Consumer Staples	2,226,455	7,857	—		2,234,312
Energy	2,197,486	—	—		2,197,486
Financials	21,062,687	—	—		21,062,687
Health Care	30,901,727	—	—		30,901,727
Industrials	8,539,983	52,658	—	(d)	8,592,641
Information Technology	26,550,488	27,661	9,455		26,587,604
Materials	1,876,170	—	—		1,876,170
Telecommunication Services	1,292,768	—	—		1,292,768
Utilities	702,239	—	—		702,239
Convertible Bonds
Health Care	—	—	53		53
Short-Term Investments	4,036,942	—	—		4,036,942
Warrants
Industrials	231	—	—		231

Total Assets	$116,945,674	$100,318	$9,508		$117,055,500

Liabilities:
Futures	$(56,799)	$—	$—		$(56,799)

Total Liabilities	$(56,799)	$—	$—		$(56,799)

Total	$116,888,875	$100,318	$9,508		$116,998,701

(a)	Securities with a market value of $45,774 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $10,433 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	A security with a market value of $0 transferred from Level 1 to Level 3 since the beginning of the period due to inactive trading.

(d)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,432,426
Aggregate gross unrealized depreciation	(21,740,683)

Net unrealized depreciation	$(12,308,257)

Federal income tax cost of investments	$129,363,757

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.6%)
Auto Components (0.7%)
American Axle & Manufacturing Holdings, Inc.*	11,304	$225,402
Cooper Tire & Rubber Co.	925	36,547
Cooper-Standard Holding, Inc.*	135	7,830
Dana Holding Corp.	12,798	203,232
Dorman Products, Inc.*	3,939	200,456
Drew Industries, Inc.	3,551	193,920
Fox Factory Holding Corp.*	2,397	40,413
Gentherm, Inc.*	5,314	238,705
Horizon Global Corp.*	86	758
Metaldyne Performance Group, Inc.	908	19,077
Motorcar Parts of America, Inc.*	2,434	76,281
Stoneridge, Inc.*	4,077	50,310
Strattec Security Corp.	79	4,982
Tenneco, Inc.*	9,067	405,930
Tower International, Inc.*	1,738	41,295

		1,745,138

Automobiles (0.0%)
Winnebago Industries, Inc.	3,589	68,729

Distributors (0.2%)
Core-Mark Holding Co., Inc.	1,764	115,454
Fenix Parts, Inc.*	1,264	8,443
Pool Corp.	6,443	465,829
VOXX International Corp.*	166	1,232

		590,958

Diversified Consumer Services (0.6%)
2U, Inc.*	3,551	127,481
Bright Horizons Family Solutions, Inc.*	5,546	356,275
Capella Education Co.	1,776	87,947
Carriage Services, Inc.	502	10,838
Chegg, Inc.*	4,330	31,219
Collectors Universe, Inc.	1,047	15,789
Grand Canyon Education, Inc.*	6,948	263,955
Houghton Mifflin Harcourt Co.*	1,434	29,125
Liberty Tax, Inc.	843	19,633
LifeLock, Inc.*	13,905	121,808
Sotheby’s, Inc.	9,183	293,672
Steiner Leisure Ltd.*	1,883	118,968
Strayer Education, Inc.*	647	35,566
Weight Watchers International, Inc.*	3,854	24,589

		1,536,865

Hotels, Restaurants & Leisure (6.3%)
BJ’s Restaurants, Inc.*	3,155	135,760
Bloomin’ Brands, Inc.	18,297	332,639
Bob Evans Farms, Inc.	267	11,574
Bojangles’, Inc.*	1,255	21,209
Boyd Gaming Corp.*	11,891	193,823
Bravo Brio Restaurant Group, Inc.*	2,053	23,137
Buffalo Wild Wings, Inc.*	2,805	542,571
Carrols Restaurant Group, Inc.*	4,303	51,206
Cheesecake Factory, Inc.	7,185	387,703
Churchill Downs, Inc.	1,997	267,219
Chuy’s Holdings, Inc.*	2,405	68,302
ClubCorp Holdings, Inc.	6,571	141,014
Cracker Barrel Old Country Store, Inc.	2,656	391,176
Dave & Buster’s Entertainment, Inc.*	3,396	128,471
Del Frisco’s Restaurant Group, Inc.*	155	2,153
Denny’s Corp.*	8,718	96,160
Diamond Resorts International, Inc.*	6,221	145,509
DineEquity, Inc.	2,363	216,593
El Pollo Loco Holdings, Inc.*	2,007	21,635
Eldorado Resorts, Inc.*	2,114	19,068
Empire Resorts, Inc.*	2,114	8,900
Fiesta Restaurant Group, Inc.*	69,266	3,142,598
Fogo De Chao, Inc.*	471	7,348
Habit Restaurants, Inc., Class A*	56,869	1,217,565
Interval Leisure Group, Inc.	5,773	105,992
Isle of Capri Casinos, Inc.*	3,192	55,668
Jack in the Box, Inc.	5,536	426,493
Jamba, Inc.*	2,072	29,526
Kona Grill, Inc.*	590	9,293
Krispy Kreme Doughnuts, Inc.*	90,827	1,328,799
La Quinta Holdings, Inc.*	13,905	219,421
Lindblad Expeditions Holdings, Inc.*	50,677	495,114
Marriott Vacations Worldwide Corp.	2,199	149,840
Monarch Casino & Resort, Inc.*	55	988
Morgans Hotel Group Co.*	1,344	4,462
Noodles & Co.*	1,122	15,888
Papa John’s International, Inc.	4,284	293,368
Papa Murphy’s Holdings, Inc.*	1,428	20,963
Penn National Gaming, Inc.*	895	15,018
Pinnacle Entertainment, Inc.*	8,538	288,926
Planet Fitness, Inc., Class A*	1,299	22,265
Popeyes Louisiana Kitchen, Inc.*	3,438	193,766
Potbelly Corp.*	3,169	34,891
Red Robin Gourmet Burgers, Inc.*	2,090	158,297
Ruth’s Hospitality Group, Inc.	3,405	55,297
Scientific Games Corp., Class A*	7,521	78,594
SeaWorld Entertainment, Inc.	10,216	181,947
Shake Shack, Inc., Class A*	738	34,981
Sonic Corp.	5,563	127,671
Texas Roadhouse, Inc.	10,301	383,197
Vail Resorts, Inc.	5,377	562,864
Wingstop, Inc.*	17,125	410,658
Zoe’s Kitchen, Inc.*	55,640	2,197,224

		15,474,744

Household Durables (0.4%)
Bassett Furniture Industries, Inc.	763	21,250
Cavco Industries, Inc.*	1,014	69,043
Century Communities, Inc.*	225	4,466
Helen of Troy Ltd.*	1,725	154,043
Hooker Furniture Corp.	60	1,412
Installed Building Products, Inc.*	2,939	74,298
iRobot Corp.*	839	24,449
La-Z-Boy, Inc.	2,892	76,812
LGI Homes, Inc.*	578	15,716
Libbey, Inc.	3,071	100,145
M.D.C. Holdings, Inc.	2,056	53,826
M/I Homes, Inc.*	677	15,964
Meritage Homes Corp.*	419	15,302
New Home Co., Inc.*	257	3,328
Ryland Group, Inc.	2,440	99,625
Skullcandy, Inc.*	1,080	5,972
TRI Pointe Group, Inc.*	1,478	19,347
Universal Electronics, Inc.*	1,947	81,832
William Lyon Homes, Class A*	471	9,703
ZAGG, Inc.*	4,104	27,866

		874,399

Internet & Catalog Retail (4.5%)
1-800-Flowers.com, Inc., Class A*	3,724	33,888
Blue Nile, Inc.*	39,018	1,308,664
Etsy, Inc.*	129,988	1,779,536
HSN, Inc.	4,797	274,580
Lands’ End, Inc.*	402	10,858
Liberty TripAdvisor Holdings, Inc., Class A*	3,183	70,567
MakeMyTrip Ltd.*	63,236	869,495
Nutrisystem, Inc.	4,249	112,684

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ocado Group plc*	325,236	$1,577,959
Overstock.com, Inc.*	1,806	30,991
Peixe Urbano, Inc. (ADR)(b)*†	10,195	—
PetMed Express, Inc.	2,981	47,994
Qunar Cayman Islands Ltd. (ADR)*	15,578	468,430
Shutterfly, Inc.*	3,538	126,484
Travelport Worldwide Ltd.	11,108	146,848
Wayfair, Inc., Class A*	63,823	2,237,634
zulily, Inc., Class A*	122,280	2,127,672

		11,224,284

Leisure Products (0.2%)
Arctic Cat, Inc.	683	15,149
Black Diamond, Inc.*	170	1,068
Escalade, Inc.	315	4,977
JAKKS Pacific, Inc.*	270	2,300
Malibu Boats, Inc., Class A*	2,630	36,767
Marine Products Corp.	1,528	10,604
MCBC Holdings, Inc.*	606	7,854
Nautilus, Inc.*	4,687	70,305
Performance Sports Group Ltd.*	487	6,536
Smith & Wesson Holding Corp.*	7,985	134,707
Sturm Ruger & Co., Inc.	2,773	162,747

		453,014

Media (0.7%)
AMC Entertainment Holdings, Inc., Class A	309	7,784
Carmike Cinemas, Inc.*	225	4,520
Central European Media Enterprises Ltd., Class A*	7,649	16,522
Crown Media Holdings, Inc., Class A*	4,148	22,192
Entravision Communications Corp., Class A	9,025	59,926
EW Scripps Co., Class A	5,626	99,411
Global Eagle Entertainment, Inc.*	6,876	78,937
Gray Television, Inc.*	9,371	119,574
Hemisphere Media Group, Inc.*	115	1,564
IMAX Corp.*	8,950	302,421
Journal Media Group, Inc.	170	1,275
Loral Space & Communications, Inc.*	1,923	90,535
Martha Stewart Living Omnimedia, Inc., Class A*	3,345	19,936
MDC Partners, Inc., Class A	1,825	33,635
National CineMedia, Inc.	2,396	32,154
New York Times Co., Class A	4,112	48,563
Nexstar Broadcasting Group, Inc., Class A	4,666	220,935
Reading International, Inc., Class A*	523	6,626
Rentrak Corp.*	1,734	93,757
SFX Entertainment, Inc.*	142	72
Sinclair Broadcast Group, Inc., Class A	9,858	249,605
Tribune Publishing Co.	2,288	17,938
World Wrestling Entertainment, Inc., Class A	4,477	75,661

		1,603,543

Multiline Retail (0.6%)
Big Lots, Inc.	7,325	351,014
Burlington Stores, Inc.*	10,016	511,217
Ollie’s Bargain Outlet Holdings, Inc.*	36,918	596,964
Tuesday Morning Corp.*	5,351	28,949

		1,488,144

Specialty Retail (5.6%)
American Eagle Outfitters, Inc.	25,582	399,847
America’s Car-Mart, Inc.*	215	7,114
Asbury Automotive Group, Inc.*	4,049	328,576
Ascena Retail Group, Inc.*	4,524	62,929
Boot Barn Holdings, Inc.*	1,776	32,732
Buckle, Inc.	4,153	153,536
Build-A-Bear Workshop, Inc.*	175	3,306
Caleres, Inc.	547	16,700
Cato Corp., Class A	669	22,766
Chico’s FAS, Inc.	21,128	332,344
Children’s Place, Inc.	798	46,021
Citi Trends, Inc.	106	2,478
Container Store Group, Inc.*	2,310	32,525
Destination XL Group, Inc.*	692	4,021
Express, Inc.*	11,241	200,877
Finish Line, Inc., Class A	1,914	36,940
Five Below, Inc.*	141,564	4,753,719
Francesca’s Holdings Corp.*	6,224	76,120
Group 1 Automotive, Inc.	735	62,585
Hibbett Sports, Inc.*	3,676	128,697
Kirkland’s, Inc.	2,556	55,056
Lithia Motors, Inc., Class A	3,375	364,871
MarineMax, Inc.*	1,964	27,751
Mattress Firm Holding Corp.*	3,057	127,660
Men’s Wearhouse, Inc.	7,155	304,231
Monro Muffler Brake, Inc.	4,704	317,755
Outerwall, Inc.	2,760	157,127
Party City Holdco, Inc.*	3,787	60,478
Pier 1 Imports, Inc.	13,376	92,294
Restoration Hardware Holdings, Inc.*	56,800	5,300,008
Select Comfort Corp.*	7,691	168,279
Sportsman’s Warehouse Holdings, Inc.*	1,154	14,217
Tile Shop Holdings, Inc.*	4,056	48,591
Vitamin Shoppe, Inc.*	288	9,400
Winmark Corp.	324	33,346
Zumiez, Inc.*	2,320	36,262

		13,821,159

Textiles, Apparel & Luxury Goods (0.8%)
Cherokee, Inc.*	1,125	17,460
Columbia Sportswear Co.	2,933	172,431
Crocs, Inc.*	8,839	114,244
Culp, Inc.	1,514	48,554
Deckers Outdoor Corp.*	2,778	161,291
G-III Apparel Group Ltd.*	5,899	363,732
Oxford Industries, Inc.	2,177	160,837
Sequential Brands Group, Inc.*	2,979	43,106
Steven Madden Ltd.*	8,317	304,569
Superior Uniform Group, Inc.	1,044	18,719
Tumi Holdings, Inc.*	8,294	146,140
Unifi, Inc.*	125	3,726
Vince Holding Corp.*	2,286	7,841
Wolverine World Wide, Inc.	15,305	331,200

		1,893,850

Total Consumer Discretionary		50,774,827

Consumer Staples (1.7%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	1,348	283,902
Castle Brands, Inc.*	9,290	12,263
Coca-Cola Bottling Co. Consolidated	635	122,796
Craft Brew Alliance, Inc.*	606	4,830
MGP Ingredients, Inc.	1,594	25,520
National Beverage Corp.*	1,581	48,584

		497,895

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	5,734	590,143
Chefs’ Warehouse, Inc.*	2,804	39,705
Fairway Group Holdings Corp.*	1,109	1,165
Fresh Market, Inc.*	6,346	143,356

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ingles Markets, Inc., Class A	554	$26,498
Natural Grocers by Vitamin Cottage, Inc.*	1,322	29,996
PriceSmart, Inc.	2,883	222,971
United Natural Foods, Inc.*	6,793	329,528

		1,383,362

Food Products (0.6%)
Alico, Inc.	48	1,948
Amplify Snack Brands, Inc.*	1,157	12,391
Arcadia Biosciences, Inc.*	435	1,327
B&G Foods, Inc.	8,168	297,724
Boulder Brands, Inc.*	7,390	60,524
Calavo Growers, Inc.	2,194	97,940
Cal-Maine Foods, Inc.	4,634	253,063
Dean Foods Co.	6,473	106,934
Diamond Foods, Inc.*	3,719	114,768
Farmer Bros Co.*	1,127	30,711
Freshpet, Inc.*	3,032	31,836
Inventure Foods, Inc.*	2,896	25,716
J&J Snack Foods Corp.	2,200	250,052
John B. Sanfilippo & Son, Inc.	318	16,301
Lancaster Colony Corp.	1,777	173,222
Landec Corp.*	759	8,857
Lifeway Foods, Inc.*	670	7,022
Limoneira Co.	1,697	28,391
Seaboard Corp.*	3	9,237
Tootsie Roll Industries, Inc.	944	29,538

		1,557,502

Household Products (0.1%)
Central Garden & Pet Co., Class A*	711	11,454
HRG Group, Inc.*	5,349	62,744
Orchids Paper Products Co.	311	8,117
WD-40 Co.	2,160	192,391

		274,706

Personal Products (0.1%)
Inter Parfums, Inc.	1,014	25,157
Medifast, Inc.*	1,668	44,803
Natural Health Trends Corp.	1,228	40,131
Revlon, Inc., Class A*	514	15,137
Synutra International, Inc.*	2,822	13,405
USANA Health Sciences, Inc.*	859	115,132

		253,765

Tobacco (0.1%)
Vector Group Ltd.	12,743	288,115

Total Consumer Staples		4,255,345

Energy (0.6%)
Energy Equipment & Services (0.1%)
Fairmount Santrol Holdings, Inc.*	8,653	23,363
ION Geophysical Corp.*	3,225	1,258
PHI, Inc. (Non-Voting)*	98	1,850
RigNet, Inc.*	1,750	44,625
U.S. Silica Holdings, Inc.	7,899	111,297

		182,393

Oil, Gas & Consumable Fuels (0.5%)
Carrizo Oil & Gas, Inc.*	423	12,918
Delek U.S. Holdings, Inc.	4,751	131,603
Energy Fuels, Inc.*	3,198	9,306
Erin Energy Corp.*	333	1,305
Evolution Petroleum Corp.	3,394	18,837
Hallador Energy Co.	380	2,641
Isramco, Inc.*	132	13,113
Magnum Hunter Resources Corp.*	31,069	10,564
Matador Resources Co.*	6,423	133,213
Panhandle Oil and Gas, Inc., Class A	1,075	17,372
Par Petroleum Corp.*	2,122	44,201
Parsley Energy, Inc., Class A*	4,802	72,366
SemGroup Corp., Class A	6,520	281,925
Solazyme, Inc.*	11,907	30,958
Synergy Resources Corp.*	1,681	16,474
Ultra Petroleum Corp.*	11,163	71,332
Uranium Energy Corp.*	14,434	14,434
Western Refining, Inc.	10,543	465,157

		1,347,719

Total Energy		1,530,112

Financials (7.7%)
Banks (0.6%)
Bank of the Ozarks, Inc.	11,501	503,284
BNC Bancorp	484	10,759
Cardinal Financial Corp.	190	4,372
Eagle Bancorp, Inc.*	3,318	150,969
First Financial Bankshares, Inc.	5,413	172,025
Hilltop Holdings, Inc.*	4,015	79,537
Home BancShares, Inc./Arkansas	6,865	278,033
Pinnacle Financial Partners, Inc.	377	18,628
Renasant Corp.	297	9,756
South State Corp.	168	12,914
Square 1 Financial, Inc., Class A*	817	20,977
Texas Capital Bancshares, Inc.*	489	25,633
Western Alliance Bancorp*	6,538	200,782

		1,487,669

Capital Markets (3.7%)
Actua Corp.*	37,211	437,601
Ashford, Inc.*	144	9,137
BGC Partners, Inc., Class A	26,940	221,447
CIFC Corp.	123	879
Cohen & Steers, Inc.	2,954	81,087
Cowen Group, Inc., Class A*	1,071	4,884
Diamond Hill Investment Group, Inc.	445	82,788
Evercore Partners, Inc., Class A	5,127	257,581
Fifth Street Asset Management, Inc.	804	6,006
Financial Engines, Inc.	82,896	2,442,945
GAMCO Investors, Inc., Class A	932	51,167
Greenhill & Co., Inc.	4,326	123,161
HFF, Inc., Class A	5,567	187,942
Houlihan Lokey, Inc.*	549	11,968
INTL FCStone, Inc.*	592	14,616
Investment Technology Group, Inc.	675	9,005
Janus Capital Group, Inc.	1,908	25,949
KCG Holdings, Inc., Class A*	550	6,034
Ladenburg Thalmann Financial Services, Inc.*	1,479	3,121
Medley Management, Inc., Class A	902	5,971
Moelis & Co., Class A	2,248	59,032
OM Asset Management plc	3,826	58,997
Pzena Investment Management, Inc., Class A	1,771	15,762
Virtu Financial, Inc., Class A	2,821	64,657
Virtus Investment Partners, Inc.	55	5,528
Westwood Holdings Group, Inc.	1,137	61,796
WisdomTree Investments, Inc.	305,040	4,920,295
ZAIS Group Holdings, Inc.*	522	4,917

		9,174,273

Consumer Finance (1.1%)
Encore Capital Group, Inc.*	702	25,974
Enova International, Inc.*	3,458	35,341
First Cash Financial Services, Inc.*	3,816	152,869
LendingClub Corp.*	157,880	2,088,752
PRA Group, Inc.*	7,145	378,113
Regional Management Corp.*	182	2,821
World Acceptance Corp.*	695	18,654

		2,702,524

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.2%)
GAIN Capital Holdings, Inc.	693	$5,045
MarketAxess Holdings, Inc.	5,521	512,790
On Deck Capital, Inc.*	1,699	16,820
Resource America, Inc., Class A	272	1,809

		536,464

Insurance (0.1%)
Atlas Financial Holdings, Inc.*	752	13,912
Crawford & Co., Class B	1,106	6,205
eHealth, Inc.*	2,549	32,653
Employers Holdings, Inc.	2,872	64,017
HCI Group, Inc.	232	8,995
Heritage Insurance Holdings, Inc.*	2,397	47,293
Maiden Holdings Ltd.	1,042	14,463
National General Holdings Corp.	622	11,998
National Interstate Corp.	242	6,456
Patriot National, Inc.*	1,296	20,516
State National Cos., Inc.	246	2,300
Third Point Reinsurance Ltd.*	965	12,979
Universal Insurance Holdings, Inc.	4,775	141,053

		382,840

Real Estate Investment Trusts (REITs) (1.5%)
Alexander’s, Inc. (REIT)	301	112,574
American Assets Trust, Inc. (REIT)	4,448	181,745
CareTrust REIT, Inc. (REIT)	7,135	80,982
CoreSite Realty Corp. (REIT)	3,626	186,521
CubeSmart (REIT)	19,323	525,779
CyrusOne, Inc. (REIT)	8,995	293,777
DuPont Fabros Technology, Inc. (REIT)	3,376	87,371
Easterly Government Properties, Inc. (REIT)	2,076	33,112
EastGroup Properties, Inc. (REIT)	1,004	54,397
Equity One, Inc. (REIT)	877	21,346
Inland Real Estate Corp. (REIT)	4,605	37,301
LTC Properties, Inc. (REIT)	359	15,319
National Health Investors, Inc. (REIT)	1,952	112,220
National Storage Affiliates Trust (REIT)	3,442	46,639
Potlatch Corp. (REIT)	4,392	126,446
PS Business Parks, Inc. (REIT)	307	24,370
QTS Realty Trust, Inc. (REIT), Class A	4,036	176,333
RLJ Lodging Trust (REIT)	7,164	181,034
Ryman Hospitality Properties, Inc. (REIT)	6,476	318,813
Sabra Health Care REIT, Inc. (REIT)	1,448	33,565
Saul Centers, Inc. (REIT)	1,364	70,587
Sovran Self Storage, Inc. (REIT)	4,607	434,440
Sun Communities, Inc. (REIT)	1,129	76,501
Universal Health Realty Income Trust (REIT)	1,705	80,033
Urban Edge Properties (REIT)	12,533	270,587
Urstadt Biddle Properties, Inc. (REIT), Class A	667	12,500

		3,594,292

Real Estate Management & Development (0.1%)
Altisource Asset Management Corp.*	116	2,778
Altisource Portfolio Solutions S.A.*	1,966	46,870
Consolidated-Tomoka Land Co.	191	9,512
Kennedy-Wilson Holdings, Inc.	1,302	28,865
Marcus & Millichap, Inc.*	2,033	93,498

		181,523

Thrifts & Mortgage Finance (0.4%)
BofI Holding, Inc.*	2,285	294,376
Essent Group Ltd.*	8,246	204,913
HomeStreet, Inc.*	1,078	24,902
Impac Mortgage Holdings, Inc.*	1,179	19,277
LendingTree, Inc.*	853	79,355
Meridian Bancorp, Inc.	1,238	16,923
MGIC Investment Corp.*	22,506	208,405
Stonegate Mortgage Corp.*	397	2,823
United Financial Bancorp, Inc.	1,278	16,678
Walker & Dunlop, Inc.*	1,976	51,534

		919,186

Total Financials		18,978,771

Health Care (22.3%)
Biotechnology (7.8%)
Abeona Therapeutics, Inc.*	1,661	6,727
ACADIA Pharmaceuticals, Inc.*	21,603	714,411
Acceleron Pharma, Inc.*	3,194	79,531
Achillion Pharmaceuticals, Inc.*	17,358	119,944
Acorda Therapeutics, Inc.*	5,816	154,182
Aduro Biotech, Inc.*	1,251	24,232
Advaxis, Inc.*	4,562	46,669
Aegerion Pharmaceuticals, Inc.*	3,780	51,408
Affimed N.V.*	2,273	14,024
Agenus, Inc.*	9,126	41,980
Agios Pharmaceuticals, Inc.*	8,890	627,545
Aimmune Therapeutics, Inc.*	1,464	37,069
Alder Biopharmaceuticals, Inc.*	3,464	113,481
Alnylam Pharmaceuticals, Inc.*	6,983	561,154
AMAG Pharmaceuticals, Inc.*	2,980	118,395
Amicus Therapeutics, Inc.*	17,292	241,915
Anacor Pharmaceuticals, Inc.*	6,049	712,028
Anthera Pharmaceuticals, Inc.*	5,930	36,114
Applied Genetic Technologies Corp.*	1,282	16,846
Ardelyx, Inc.*	2,448	42,301
Arena Pharmaceuticals, Inc.*	35,806	68,389
ARIAD Pharmaceuticals, Inc.*	24,858	145,171
Array BioPharma, Inc.*	17,227	78,555
Arrowhead Research Corp.*	4,906	28,259
Asterias Biotherapeutics, Inc.*	1,536	5,944
Atara Biotherapeutics, Inc.*	2,493	78,380
aTyr Pharma, Inc.*	918	9,419
Avalanche Biotechnologies, Inc.*	2,916	24,028
Axovant Sciences Ltd.*	1,778	22,972
Bellicum Pharmaceuticals, Inc.*	19,308	280,545
BioCryst Pharmaceuticals, Inc.*	8,580	97,812
BioSpecifics Technologies Corp.*	743	32,350
BioTime, Inc.*	7,801	23,403
Blueprint Medicines Corp.*	1,400	29,876
Cara Therapeutics, Inc.*	2,842	40,612
Catabasis Pharmaceuticals, Inc.*	426	3,446
Catalyst Pharmaceuticals, Inc.*	11,471	34,413
Celldex Therapeutics, Inc.*	13,169	138,801
Cellular Biomedicine Group, Inc.*	1,454	24,616
Cepheid, Inc.*	10,647	481,244
ChemoCentryx, Inc.*	4,088	24,732
Chiasma, Inc.*	893	17,753
Chimerix, Inc.*	6,783	259,111
Cidara Therapeutics, Inc.*	721	9,171
Clovis Oncology, Inc.*	10,891	1,001,536
Coherus Biosciences, Inc.*	3,503	70,200
Concert Pharmaceuticals, Inc.*	2,273	42,664
CorMedix, Inc.*	4,616	9,186
CTI BioPharma Corp.*	24,355	35,558
Curis, Inc.*	16,486	33,302
Cytokinetics, Inc.*	2,612	17,474
CytRx Corp.*	9,412	22,306
Dicerna Pharmaceuticals, Inc.*	2,232	18,325
Dyax Corp.*	21,526	410,931

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Dynavax Technologies Corp.*	5,326	$130,700
Eagle Pharmaceuticals, Inc.*	1,294	95,795
Emergent BioSolutions, Inc.*	3,227	91,937
Enanta Pharmaceuticals, Inc.*	2,397	86,628
Epizyme, Inc.*	4,246	54,604
Esperion Therapeutics, Inc.*	1,963	46,307
Exact Sciences Corp.*	14,154	254,630
Exelixis, Inc.*	33,421	187,492
Fibrocell Science, Inc.*	3,782	14,561
FibroGen, Inc.*	7,061	154,777
Five Prime Therapeutics, Inc.*	3,208	49,371
Flexion Therapeutics, Inc.*	2,058	30,582
Foundation Medicine, Inc.*	1,790	33,026
Galena Biopharma, Inc.*	23,981	37,890
Genocea Biosciences, Inc.*	2,954	20,235
Genomic Health, Inc.*	2,650	56,074
Geron Corp.*	22,229	61,352
Global Blood Therapeutics, Inc.*	909	38,323
Halozyme Therapeutics, Inc.*	15,669	210,435
Heron Therapeutics, Inc.*	4,317	105,335
Idera Pharmaceuticals, Inc.*	11,472	38,431
Ignyta, Inc.*	1,857	16,304
Immune Design Corp.*	1,671	20,386
ImmunoGen, Inc.*	12,646	121,402
Immunomedics, Inc.*	13,194	22,694
Infinity Pharmaceuticals, Inc.*	7,195	60,798
Inovio Pharmaceuticals, Inc.*	9,430	54,505
Insmed, Inc.*	24,974	463,767
Insys Therapeutics, Inc.*	3,500	99,610
Intrexon Corp.*	26,026	827,627
Invitae Corp.*	1,096	7,913
Ironwood Pharmaceuticals, Inc.*	81,465	848,865
Juno Therapeutics, Inc.*	8,409	342,162
Karyopharm Therapeutics, Inc.*	3,429	36,107
Keryx Biopharmaceuticals, Inc.*	15,372	54,109
Kite Pharma, Inc.*	4,265	237,475
KYTHERA Biopharmaceuticals, Inc.*	3,829	287,098
La Jolla Pharmaceutical Co.*	1,981	55,052
Lexicon Pharmaceuticals, Inc.*	2,279	24,476
Ligand Pharmaceuticals, Inc.*	2,616	224,060
Lion Biotechnologies, Inc.*	6,680	38,477
MacroGenics, Inc.*	4,681	100,267
MannKind Corp.*	36,553	117,335
Medgenics, Inc.*	2,396	18,737
Merrimack Pharmaceuticals, Inc.*	15,526	132,126
MiMedx Group, Inc.*	16,122	155,577
Mirati Therapeutics, Inc.*	1,642	56,518
Momenta Pharmaceuticals, Inc.*	9,058	148,642
Myriad Genetics, Inc.*	10,244	383,945
NantKwest, Inc.*	734	8,412
Natera, Inc.*	1,200	13,020
Navidea Biopharmaceuticals, Inc.*	17,784	40,548
Neurocrine Biosciences, Inc.*	12,626	502,389
NewLink Genetics Corp.*	3,085	110,566
Nivalis Therapeutics, Inc.*	556	7,211
Northwest Biotherapeutics, Inc.*	7,031	43,944
Novavax, Inc.*	39,605	280,007
Ocata Therapeutics, Inc.*	5,105	21,339
OncoMed Pharmaceuticals, Inc.*	2,526	41,906
Oncothyreon, Inc.*	13,924	38,152
Ophthotech Corp.*	3,511	142,266
Orexigen Therapeutics, Inc.*	15,533	32,775
Organovo Holdings, Inc.*	13,206	35,392
Osiris Therapeutics, Inc.*	2,597	47,967
Otonomy, Inc.*	2,191	39,022
OvaScience, Inc.*	3,503	29,740
Peregrine Pharmaceuticals, Inc.*	27,135	27,678
Pfenex, Inc.*	2,421	36,339
Portola Pharmaceuticals, Inc.*	6,820	290,668
Progenics Pharmaceuticals, Inc.*	10,359	59,254
Proteon Therapeutics, Inc.*	1,104	15,357
Prothena Corp. plc*	4,645	210,604
PTC Therapeutics, Inc.*	5,024	134,141
Radius Health, Inc.*	4,897	339,411
Raptor Pharmaceutical Corp.*	11,917	72,098
Regulus Therapeutics, Inc.*	4,209	27,527
Repligen Corp.*	4,871	135,657
Retrophin, Inc.*	5,229	105,940
Rigel Pharmaceuticals, Inc.*	10,399	25,686
Sage Therapeutics, Inc.*	2,059	87,137
Sangamo BioSciences, Inc.*	10,337	58,301
Sarepta Therapeutics, Inc.*	6,138	197,091
Seres Therapeutics, Inc.*	1,087	32,219
Sorrento Therapeutics, Inc.*	4,225	35,448
Spark Therapeutics, Inc.*	9,887	412,585
Spectrum Pharmaceuticals, Inc.*	2,676	16,002
Stemline Therapeutics, Inc.*	423	3,735
Synergy Pharmaceuticals, Inc.*	14,950	79,235
Synta Pharmaceuticals Corp.*	13,400	23,316
T2 Biosystems, Inc.*	1,329	11,642
TESARO, Inc.*	3,454	138,505
TG Therapeutics, Inc.*	5,259	53,011
Threshold Pharmaceuticals, Inc.*	8,916	36,288
Tobira Therapeutics, Inc.*	347	3,352
Tokai Pharmaceuticals, Inc.*	594	6,148
Trevena, Inc.*	4,525	46,834
Trovagene, Inc.*	4,387	24,962
Ultragenyx Pharmaceutical, Inc.*	5,677	546,752
Vanda Pharmaceuticals, Inc.*	4,936	55,678
Verastem, Inc.*	623	1,115
Versartis, Inc.*	281	3,240
Vitae Pharmaceuticals, Inc.*	1,958	21,558
Vital Therapies, Inc.*	2,478	10,011
vTv Therapeutics, Inc., Class A*	728	4,747
XBiotech, Inc.*	600	8,964
Xencor, Inc.*	4,245	51,916
XOMA Corp.*	11,322	8,511
Zafgen, Inc.*	2,451	78,309
ZIOPHARM Oncology, Inc.*	21,215	191,147

		19,297,734

Health Care Equipment & Supplies (3.2%)
Abaxis, Inc.	3,363	147,938
ABIOMED, Inc.*	6,179	573,164
Accuray, Inc.*	11,885	59,366
Analogic Corp.	189	15,506
Anika Therapeutics, Inc.*	1,704	54,238
Antares Pharma, Inc.*	22,987	39,078
AtriCure, Inc.*	3,173	69,520
Atrion Corp.	215	80,616
Cantel Medical Corp.	5,128	290,758
Cardiovascular Systems, Inc.*	4,434	70,235
Cerus Corp.*	12,073	54,811
ConforMIS, Inc.*	1,205	21,762
Corindus Vascular Robotics, Inc.*	3,232	9,987
Cutera, Inc.*	1,488	19,463
Cyberonics, Inc.*	3,893	236,617
Cynosure, Inc., Class A*	3,049	91,592
EndoChoice Holdings, Inc.*	716	8,134
Endologix, Inc.*	10,080	123,581
Entellus Medical, Inc.*	703	12,668
GenMark Diagnostics, Inc.*	6,275	49,384
Glaukos Corp.*	859	20,779
Globus Medical, Inc., Class A*	10,313	213,067

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Haemonetics Corp.*	3,793	$122,590
HeartWare International, Inc.*	2,586	135,274
ICU Medical, Inc.*	1,381	151,220
Inogen, Inc.*	2,347	113,947
Insulet Corp.*	8,484	219,820
Integra LifeSciences Holdings Corp.*	1,824	108,619
InVivo Therapeutics Holdings Corp.*	3,954	34,084
Invuity, Inc.*	531	7,445
iRadimed Corp.*	473	11,522
K2M Group Holdings, Inc.*	2,594	48,248
Lantheus Holdings, Inc.*	1,488	6,398
LDR Holding Corp.*	3,719	128,417
LeMaitre Vascular, Inc.	685	8,350
Masimo Corp.*	6,519	251,373
Meridian Bioscience, Inc.	5,204	88,988
Natus Medical, Inc.*	4,934	194,646
Neogen Corp.*	5,531	248,840
Nevro Corp.*	2,469	114,537
NuVasive, Inc.*	7,193	346,846
NxStage Medical, Inc.*	9,419	148,538
OraSure Technologies, Inc.*	786	3,490
Oxford Immunotec Global plc*	2,773	37,436
Penumbra, Inc.*	16,342	655,314
Quidel Corp.*	1,834	34,626
Rockwell Medical, Inc.*	6,810	52,505
RTI Surgical, Inc.*	6,993	39,720
SeaSpine Holdings Corp.*	584	9,461
Second Sight Medical Products, Inc.*	1,752	10,389
Sientra, Inc.*	1,105	11,216
Spectranetics Corp.*	6,367	75,067
STAAR Surgical Co.*	5,867	45,528
STERIS Corp.	8,891	577,648
SurModics, Inc.*	453	9,894
Tandem Diabetes Care, Inc.*	2,562	22,571
Thoratec Corp.*	8,021	507,408
Tornier N.V.*	2,944	60,028
TransEnterix, Inc.*	712	1,609
Unilife Corp.*	14,591	14,298
Utah Medical Products, Inc.	572	30,814
Vascular Solutions, Inc.*	2,601	84,298
Veracyte, Inc.*	1,949	9,141
West Pharmaceutical Services, Inc.	10,698	578,976
Wright Medical Group, Inc.*	3,824	80,380
Zeltiq Aesthetics, Inc.*	4,809	154,032

		7,857,815

Health Care Providers & Services (3.5%)
AAC Holdings, Inc.*	1,186	26,388
Aceto Corp.	3,749	102,910
Addus HomeCare Corp.*	109	3,395
Adeptus Health, Inc., Class A*	927	74,865
Air Methods Corp.*	5,799	197,688
Alliance HealthCare Services, Inc.*	303	2,957
Amedisys, Inc.*	3,312	125,757
AMN Healthcare Services, Inc.*	7,035	211,120
Amsurg Corp.*	1,765	137,158
BioTelemetry, Inc.*	3,998	48,936
Capital Senior Living Corp.*	4,434	88,902
Chemed Corp.	2,530	337,679
Civitas Solutions, Inc.*	1,754	40,202
CorVel Corp.*	1,247	40,278
Cross Country Healthcare, Inc.*	2,906	39,551
Diplomat Pharmacy, Inc.*	5,355	153,849
Ensign Group, Inc.	3,507	149,503
ExamWorks Group, Inc.*	6,120	178,949
Genesis Healthcare, Inc.*	2,709	16,606
HealthEquity, Inc.*	136,430	4,031,507
HealthSouth Corp.	13,611	522,254
IPC Healthcare, Inc.*	1,551	120,497
Landauer, Inc.	1,412	52,230
LHC Group, Inc.*	123	5,507
Molina Healthcare, Inc.*	5,807	399,812
National Research Corp., Class A	1,210	14,447
National Research Corp., Class B	206	6,798
Nobilis Health Corp.*	4,694	24,503
Providence Service Corp.*	2,049	89,295
RadNet, Inc.*	5,238	29,071
Select Medical Holdings Corp.	14,546	156,951
Surgical Care Affiliates, Inc.*	3,058	99,966
Team Health Holdings, Inc.*	10,658	575,852
Teladoc, Inc.*	989	22,045
Trupanion, Inc.*	1,860	14,043
U.S. Physical Therapy, Inc.	1,862	83,585
WellCare Health Plans, Inc.*	6,505	560,601

		8,785,657

Health Care Technology (5.4%)
athenahealth, Inc.*	37,981	5,064,766
Castlight Health, Inc., Class B*	188,068	789,886
Computer Programs & Systems, Inc.	1,648	69,430
Connecture, Inc.*	987	4,501
Evolent Health, Inc., Class A*	1,428	22,791
HealthStream, Inc.*	3,738	81,526
HMS Holdings Corp.*	13,031	114,282
Imprivata, Inc.*	1,296	23,030
MedAssets, Inc.*	8,457	169,647
Medidata Solutions, Inc.*	102,114	4,300,020
Merge Healthcare, Inc.*	10,351	73,492
Omnicell, Inc.*	5,365	166,851
Press Ganey Holdings, Inc.*	35,373	1,046,687
Quality Systems, Inc.	7,242	90,380
Veeva Systems, Inc., Class A*	50,792	1,189,041
Vocera Communications, Inc.*	2,577	29,404

		13,235,734

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.*	3,171	51,307
Affymetrix, Inc.*	3,285	28,054
Albany Molecular Research, Inc.*	3,738	65,116
Cambrex Corp.*	4,704	186,655
Fluidigm Corp.*	4,318	35,019
Furiex Pharmaceuticals, Inc.*†	1,075	7,877
INC Research Holdings, Inc., Class A*	1,914	76,560
Luminex Corp.*	464	7,846
NanoString Technologies, Inc.*	1,934	30,944
NeoGenomics, Inc.*	7,809	44,746
Pacific Biosciences of California, Inc.*	8,936	32,706
PAREXEL International Corp.*	8,168	505,762
PRA Health Sciences, Inc.*	2,950	114,548
Sequenom, Inc.*	17,587	30,777

		1,217,917

Pharmaceuticals (1.9%)
Aerie Pharmaceuticals, Inc.*	3,066	54,391
Agile Therapeutics, Inc.*	1,611	10,858
Alimera Sciences, Inc.*	4,807	10,623
Amphastar Pharmaceuticals, Inc.*	3,352	39,185
ANI Pharmaceuticals, Inc.*	1,182	46,701
Aratana Therapeutics, Inc.*	4,019	34,001
Assembly Biosciences, Inc.*	2,057	19,665
BioDelivery Sciences International, Inc.*	7,036	39,120
Carbylan Therapeutics, Inc.*	1,830	6,533
Catalent, Inc.*	6,708	163,004
Cempra, Inc.*	4,783	133,159
Collegium Pharmaceutical, Inc.*	1,137	25,139

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Corcept Therapeutics, Inc.*	9,305	$34,987
Corium International, Inc.*	1,616	15,110
Depomed, Inc.*	8,940	168,519
Dermira, Inc.*	801	18,695
Durect Corp.*	17,107	33,359
Flex Pharma, Inc.*	913	10,965
Foamix Pharmaceuticals Ltd.*	3,492	25,596
Heska Corp.*	940	28,651
IGI Laboratories, Inc.*	6,384	41,751
Impax Laboratories, Inc.*	40,832	1,437,695
Intersect ENT, Inc.*	2,508	58,687
Intra-Cellular Therapies, Inc.*	3,244	129,890
Lannett Co., Inc.*	3,985	165,457
Medicines Co.*	1,093	41,490
Nektar Therapeutics*	19,639	215,243
Neos Therapeutics, Inc.*	761	15,989
Ocular Therapeutix, Inc.*	2,215	31,143
Omeros Corp.*	5,215	57,156
Omthera Pharmaceuticals, Inc.*†	899	404
Pacira Pharmaceuticals, Inc.*	5,438	223,502
Paratek Pharmaceuticals, Inc.	1,793	34,067
Pernix Therapeutics Holdings, Inc.*	6,828	21,576
Phibro Animal Health Corp., Class A	2,630	83,187
POZEN, Inc.*	4,365	25,470
Prestige Brands Holdings, Inc.*	7,855	354,732
Relypsa, Inc.*	4,862	89,996
Revance Therapeutics, Inc.*	2,362	70,293
Sagent Pharmaceuticals, Inc.*	3,297	50,543
SciClone Pharmaceuticals, Inc.*	7,436	51,606
Sucampo Pharmaceuticals, Inc., Class A*	3,761	74,731
Supernus Pharmaceuticals, Inc.*	5,211	73,110
Tetraphase Pharmaceuticals, Inc.*	5,363	40,008
TherapeuticsMD, Inc.*	18,943	111,006
Theravance, Inc.	11,004	79,009
VIVUS, Inc.*	16,000	26,240
XenoPort, Inc.*	8,946	31,043
Zogenix, Inc.*	3,616	48,816
ZS Pharma, Inc.*	2,713	178,136
Zynerba Pharmaceuticals, Inc.*	467	6,683

		4,786,920

Total Health Care		55,181,777

Industrials (13.4%)
Aerospace & Defense (1.9%)
Aerojet Rocketdyne Holdings, Inc.*	4,399	71,176
Astronics Corp.*	2,846	115,064
BWX Technologies, Inc.	141,360	3,726,250
Curtiss-Wright Corp.	401	25,030
HEICO Corp.	2,899	141,703
HEICO Corp., Class A	5,852	265,739
Moog, Inc., Class A*	535	28,928
Sparton Corp.*	829	17,741
TASER International, Inc.*	7,935	174,768
Teledyne Technologies, Inc.*	1,368	123,530
Vectrus, Inc.*	1,509	33,258

		4,723,187

Air Freight & Logistics (1.4%)
Echo Global Logistics, Inc.*	4,422	86,671
Forward Air Corp.	4,553	188,904
Hub Group, Inc., Class A*	4,881	177,717
Park-Ohio Holdings Corp.	1,302	37,576
Radiant Logistics, Inc.*	4,154	18,527
XPO Logistics, Inc.*	118,839	2,831,933

		3,341,328

Airlines (0.3%)
Allegiant Travel Co.	1,976	427,310
Hawaiian Holdings, Inc.*	7,018	173,204
Virgin America, Inc.*	3,443	117,854

		718,368

Building Products (0.6%)
AAON, Inc.	5,998	116,241
Advanced Drainage Systems, Inc.	5,030	145,518
American Woodmark Corp.*	1,893	122,799
Apogee Enterprises, Inc.	4,281	191,147
Builders FirstSource, Inc.*	7,337	93,033
Continental Building Products, Inc.*	4,636	95,223
Griffon Corp.	1,219	19,224
Insteel Industries, Inc.	2,511	40,377
Masonite International Corp.*	4,478	271,277
NCI Building Systems, Inc.*	3,939	41,635
Nortek, Inc.*	1,450	91,799
Patrick Industries, Inc.*	1,883	74,360
PGT, Inc.*	7,089	87,053
Ply Gem Holdings, Inc.*	3,247	37,990
Quanex Building Products Corp.	337	6,123
Simpson Manufacturing Co., Inc.	463	15,506
Trex Co., Inc.*	4,724	157,451

		1,606,756

Commercial Services & Supplies (1.1%)
ARC Document Solutions, Inc.*	6,031	35,884
Brink’s Co.	7,173	193,743
Casella Waste Systems, Inc., Class A*	1,305	7,569
CECO Environmental Corp.	491	4,021
Deluxe Corp.	4,086	227,754
G&K Services, Inc., Class A	2,147	143,033
Healthcare Services Group, Inc.	10,522	354,591
Heritage-Crystal Clean, Inc.*	198	2,033
Herman Miller, Inc.	8,808	254,023
HNI Corp.	6,552	281,081
InnerWorkings, Inc.*	2,164	13,525
Interface, Inc.	9,738	218,521
Kimball International, Inc., Class B	1,700	16,082
Knoll, Inc.	7,221	158,717
Matthews International Corp., Class A	252	12,340
Mobile Mini, Inc.	600	18,474
MSA Safety, Inc.	2,847	113,795
Multi-Color Corp.	1,892	144,719
SP Plus Corp.*	2,331	53,963
Steelcase, Inc., Class A	12,312	226,664
Team, Inc.*	3,090	99,251
U.S. Ecology, Inc.	3,249	141,819
West Corp.	1,214	27,194

		2,748,796

Construction & Engineering (0.3%)
Argan, Inc.	1,683	58,366
Comfort Systems USA, Inc.	5,160	140,662
Dycom Industries, Inc.*	5,034	364,260
Furmanite Corp.*	4,613	28,047
Great Lakes Dredge & Dock Corp.*	576	2,903
HC2 Holdings, Inc.*	1,769	12,401
NV5 Holdings, Inc.*	735	13,642
Primoris Services Corp.	3,810	68,237

		688,518

Electrical Equipment (0.4%)
Allied Motion Technologies, Inc.	920	16,348
AZZ, Inc.	3,832	186,580
Encore Wire Corp.	2,361	77,134
EnerSys, Inc.	1,784	95,587
Enphase Energy, Inc.*	4,072	15,066
Franklin Electric Co., Inc.	6,479	176,423
FuelCell Energy, Inc.*	10,615	7,800

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Generac Holdings, Inc.*	10,224	$307,640
General Cable Corp.	6,641	79,028
Plug Power, Inc.*	14,970	27,395
Power Solutions International, Inc.*	687	15,602
PowerSecure International, Inc.*	585	6,739
Sunrun, Inc.*	229	2,375
Thermon Group Holdings, Inc.*	640	13,152
Vicor Corp.*	2,080	21,216

		1,048,085

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	603	10,221

Machinery (2.6%)
Accuride Corp.*	5,251	14,545
Albany International Corp., Class A	573	16,394
Altra Industrial Motion Corp.	3,090	71,441
American Railcar Industries, Inc.	341	12,331
Blount International, Inc.*	7,105	39,575
Blue Bird Corp.*	688	6,853
CLARCOR, Inc.	7,009	334,189
Commercial Vehicle Group, Inc.*	4,440	17,893
Douglas Dynamics, Inc.	772	15,332
EnPro Industries, Inc.	2,055	80,494
FreightCar America, Inc.	885	15,187
Global Brass & Copper Holdings, Inc.	2,950	60,505
Gorman-Rupp Co.	566	13,567
Greenbrier Cos., Inc.	3,920	125,871
Harsco Corp.	11,819	107,198
Hillenbrand, Inc.	9,304	241,997
Hyster-Yale Materials Handling, Inc.	385	22,265
John Bean Technologies Corp.	4,304	164,628
Kadant, Inc.	248	9,674
Lindsay Corp.	1,474	99,922
Lydall, Inc.*	820	23,362
Manitowoc Co., Inc.	199,784	2,996,760
Meritor, Inc.*	8,086	85,954
Milacron Holdings Corp.*	791	13,882
Miller Industries, Inc.	55	1,075
Mueller Industries, Inc.	5,719	169,168
Mueller Water Products, Inc., Class A	23,834	182,568
Navistar International Corp.*	500	6,360
NN, Inc.	3,952	73,112
Omega Flex, Inc.	421	14,061
Proto Labs, Inc.*	3,458	231,686
RBC Bearings, Inc.*	3,458	206,546
Rexnord Corp.*	15,085	256,143
Standex International Corp.	1,393	104,963
Sun Hydraulics Corp.	3,300	90,651
Tennant Co.	2,502	140,562
Titan International, Inc.	310	2,049
TriMas Corp.*	414	6,769
Wabash National Corp.*	10,180	107,806
Woodward, Inc.	6,631	269,882
Xerium Technologies, Inc.*	1,715	22,261

		6,475,481

Marine (0.1%)
Matson, Inc.	5,887	226,591

Professional Services (4.1%)
Advisory Board Co.*	66,196	3,014,566
Barrett Business Services, Inc.	1,064	45,678
CEB, Inc.	42,903	2,931,991
Exponent, Inc.	3,676	163,803
Franklin Covey Co.*	153	2,457
FTI Consulting, Inc.*	550	22,831
GP Strategies Corp.*	1,935	44,157
Heidrick & Struggles International, Inc.	101	1,964
Huron Consulting Group, Inc.*	443	27,701
Insperity, Inc.	2,836	124,585
Kforce, Inc.	3,634	95,502
Korn/Ferry International	4,049	133,900
Mistras Group, Inc.*	1,340	17,219
On Assignment, Inc.*	7,640	281,916
Resources Connection, Inc.	1,018	15,341
RPX Corp.*	1,052	14,433
TriNet Group, Inc.*	5,674	95,323
TrueBlue, Inc.*	6,211	139,561
Volt Information Sciences, Inc.*	828	7,535
WageWorks, Inc.*	65,874	2,969,600

		10,150,063

Road & Rail (0.4%)
ArcBest Corp.	1,299	33,475
Celadon Group, Inc.	2,790	44,696
Covenant Transportation Group, Inc., Class A*	1,656	29,758
Heartland Express, Inc.	7,395	147,456
Knight Transportation, Inc.	9,237	221,688
Marten Transport Ltd.	313	5,061
P.A.M. Transportation Services, Inc.*	443	14,641
Roadrunner Transportation Systems, Inc.*	1,696	31,207
Saia, Inc.*	3,702	114,577
Swift Transportation Co.*	13,085	196,537
Universal Truckload Services, Inc.	741	11,537
USA Truck, Inc.*	519	8,943
Werner Enterprises, Inc.	1,503	37,725
YRC Worldwide, Inc.*	907	12,027

		909,328

Trading Companies & Distributors (0.2%)
Applied Industrial Technologies, Inc.	2,363	90,148
Beacon Roofing Supply, Inc.*	1,772	57,572
DXP Enterprises, Inc.*	544	14,840
H&E Equipment Services, Inc.	4,565	76,327
Kaman Corp.	281	10,074
Lawson Products, Inc.*	574	12,427
Neff Corp., Class A*	705	3,941
Real Industry, Inc.*	2,314	20,410
Stock Building Supply Holdings, Inc.*	2,174	38,284
Univar, Inc.*	2,785	50,548

		374,571

Total Industrials		33,021,293

Information Technology (27.0%)
Communications Equipment (1.0%)
Aerohive Networks, Inc.*	3,329	19,908
Alliance Fiber Optic Products, Inc.	2,137	36,521
Applied Optoelectronics, Inc.*	1,950	36,621
CalAmp Corp.*	5,406	86,983
Ciena Corp.*	18,189	376,877
Clearfield, Inc.*	1,631	21,904
Extreme Networks, Inc.*	692	2,325
Harmonic, Inc.*	1,963	11,386
Infinera Corp.*	19,523	381,870
InterDigital, Inc.	4,780	241,868
Ixia*	8,045	116,572
KVH Industries, Inc.*	1,889	18,890
NetScout Systems, Inc.*	7,071	250,101
Novatel Wireless, Inc.*	4,778	10,559
Plantronics, Inc.	5,224	265,641
Ruckus Wireless, Inc.*	11,189	132,925
ShoreTel, Inc.*	1,845	13,782

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ubiquiti Networks, Inc.	4,233	$143,456
ViaSat, Inc.*	5,380	345,880

		2,514,069

Electronic Equipment, Instruments & Components (1.3%)
Badger Meter, Inc.	2,118	122,971
Belden, Inc.	6,300	294,147
Cognex Corp.	15,593	535,931
Coherent, Inc.*	301	16,465
Daktronics, Inc.	1,209	10,482
DTS, Inc.*	2,304	61,517
FARO Technologies, Inc.*	13,501	472,535
FEI Co.	6,133	447,954
InvenSense, Inc.*	11,409	105,990
Littelfuse, Inc.	2,894	263,788
Mesa Laboratories, Inc.	421	46,899
Methode Electronics, Inc.	5,648	180,171
MTS Systems Corp.	2,188	131,521
Newport Corp.*	1,916	26,345
OSI Systems, Inc.*	759	58,413
Plexus Corp.*	1,858	71,682
RealD, Inc.*	5,947	57,151
Rofin-Sinar Technologies, Inc.*	466	12,083
Rogers Corp.*	864	45,947
Universal Display Corp.*	5,933	201,129

		3,163,121

Internet Software & Services (12.0%)
Alarm.com Holdings, Inc.*	794	9,258
Amber Road, Inc.*	2,286	9,647
Angie’s List, Inc.*	105,919	533,832
Apigee Corp.*	648	6,836
Appfolio, Inc., Class A*	579	9,756
Autohome, Inc. (ADR)*	42,606	1,385,973
Bazaarvoice, Inc.*	4,039	18,216
Benefitfocus, Inc.*	67,104	2,097,000
Box, Inc., Class A*	1,880	23,650
Brightcove, Inc.*	4,320	21,254
Carbonite, Inc.*	2,686	29,895
Care.com, Inc.*	354	1,820
ChannelAdvisor Corp.*	3,179	31,599
Cimpress N.V.*	4,854	369,438
comScore, Inc.*	5,073	234,119
Constant Contact, Inc.*	4,733	114,728
Cornerstone OnDemand, Inc.*	7,990	263,670
Coupons.com, Inc.*	86,694	780,246
Criteo S.A. (ADR)*	113,604	4,264,694
Cvent, Inc.*	3,480	117,137
Dealertrack Technologies, Inc.*	2,530	159,795
Demandware, Inc.*	4,949	255,764
DHI Group, Inc.*	2,337	17,083
EarthLink Holdings Corp.	15,310	119,112
Endurance International Group Holdings, Inc.*	8,775	117,234
Envestnet, Inc.*	5,230	156,743
Everyday Health, Inc.*	53,423	488,286
Five9, Inc.*	3,377	12,495
Gogo, Inc.*	8,291	126,687
GrubHub, Inc.*	171,311	4,169,710
GTT Communications, Inc.*	3,654	84,992
Hortonworks, Inc.*	1,098	24,035
Internap Corp.*	8,132	49,849
Intralinks Holdings, Inc.*	3,192	26,462
j2 Global, Inc.	7,121	504,523
Just Eat plc*	326,358	2,030,037
LivePerson, Inc.*	8,296	62,718
LogMeIn, Inc.*	3,654	249,057
Marin Software, Inc.*	554	1,734
Marketo, Inc.*	63,641	1,808,677
MaxPoint Interactive, Inc.*	994	4,056
MINDBODY, Inc., Class A*	763	11,926
New Relic, Inc.*	23,150	882,247
NIC, Inc.	9,637	170,671
OPOWER, Inc.*	64,849	577,805
Q2 Holdings, Inc.*	2,884	71,292
Reis, Inc.	772	17,486
RetailMeNot, Inc.*	226	1,862
SciQuest, Inc.*	2,287	22,870
Shutterstock, Inc.*	41,502	1,255,020
SPS Commerce, Inc.*	2,448	166,195
Stamps.com, Inc.*	2,109	156,087
TechTarget, Inc.*	786	6,697
Textura Corp.*	2,936	75,866
Travelzoo, Inc.*	1,004	8,303
TrueCar, Inc.*	7,039	36,673
Web.com Group, Inc.*	6,505	137,125
WebMD Health Corp.*	5,611	223,542
Wix.com Ltd.*	2,771	48,271
Xactly Corp.*	767	5,983
XO Group, Inc.*	3,911	55,262
Xoom Corp.*	4,705	117,060
Youku Tudou, Inc. (ADR)*	55,885	985,253
Zillow Group, Inc., Class A*	45,459	1,306,037
Zillow Group, Inc., Class C*	90,918	2,454,786

		29,586,136

IT Services (1.8%)
6D Global Technologies, Inc.*†	1,297	3,774
Blackhawk Network Holdings, Inc.*	8,049	341,197
Cardtronics, Inc.*	6,715	219,581
Cass Information Systems, Inc.	959	47,116
CSG Systems International, Inc.	4,913	151,320
Datalink Corp.*	231	1,379
EPAM Systems, Inc.*	7,235	539,152
Euronet Worldwide, Inc.*	7,679	568,937
EVERTEC, Inc.	9,792	176,941
ExlService Holdings, Inc.*	4,580	169,139
Forrester Research, Inc.	1,477	46,437
Hackett Group, Inc.	3,559	48,936
Heartland Payment Systems, Inc.	5,447	343,215
Lionbridge Technologies, Inc.*	9,604	47,444
Luxoft Holding, Inc.*	2,737	173,225
MAXIMUS, Inc.	9,764	581,544
Perficient, Inc.*	3,488	53,820
PFSweb, Inc.*	1,613	22,937
Science Applications International Corp.	6,881	276,685
ServiceSource International, Inc.*	5,032	20,128
Syntel, Inc.*	4,647	210,556
TeleTech Holdings, Inc.	1,312	35,148
Unisys Corp.*	4,672	55,597
Virtusa Corp.*	4,399	225,713

		4,359,921

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Energy Industries, Inc.*	3,278	86,211
Advanced Micro Devices, Inc.*	40,958	70,448
Ambarella, Inc.*	4,631	267,626
Applied Micro Circuits Corp.*	2,928	15,548
Cabot Microelectronics Corp.*	3,074	119,087
Cascade Microtech, Inc.*	1,539	21,761
Cavium, Inc.*	8,189	502,559
CEVA, Inc.*	1,409	26,165
Cirrus Logic, Inc.*	9,373	295,343
Entegris, Inc.*	12,103	159,639
Exar Corp.*	801	4,766
FormFactor, Inc.*	3,863	26,191
Inphi Corp.*	5,702	137,076

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Integrated Device Technology, Inc.*	21,888	$444,326
Lattice Semiconductor Corp.*	4,150	15,978
MA-COM Technology Solutions Holdings, Inc.*	3,501	101,494
Mattson Technology, Inc.*	10,995	25,618
MaxLinear, Inc., Class A*	7,650	95,166
Microsemi Corp.*	14,056	461,318
Monolithic Power Systems, Inc.	5,843	299,162
NVE Corp.	292	14,174
PDF Solutions, Inc.*	3,642	36,420
PMC-Sierra, Inc.*	8,912	60,334
Power Integrations, Inc.	2,856	120,438
Rambus, Inc.*	17,094	201,709
Rudolph Technologies, Inc.*	698	8,690
Semtech Corp.*	3,314	50,041
Silicon Laboratories, Inc.*	4,454	185,019
Synaptics, Inc.*	5,442	448,747
Tessera Technologies, Inc.	4,736	153,494
Xcerra Corp.*	3,523	22,124

		4,476,672

Software (8.6%)
A10 Networks, Inc.*	4,915	29,441
ACI Worldwide, Inc.*	17,288	365,123
American Software, Inc., Class A	531	5,002
Aspen Technology, Inc.*	12,647	479,448
AVG Technologies N.V.*	6,149	133,741
Barracuda Networks, Inc.*	1,179	18,369
Blackbaud, Inc.	6,941	389,529
Bottomline Technologies de, Inc.*	5,108	127,751
BroadSoft, Inc.*	4,305	128,978
Callidus Software, Inc.*	8,209	139,471
Code Rebel Corp.*	179	1,275
CommVault Systems, Inc.*	6,669	226,479
Digimarc Corp.*	1,035	31,619
Digital Turbine, Inc.*	6,279	11,365
Ebix, Inc.	3,956	98,742
Ellie Mae, Inc.*	45,577	3,034,061
Epiq Systems, Inc.	1,762	22,765
ePlus, Inc.*	59	4,665
Fair Isaac Corp.	4,617	390,137
Fleetmatics Group plc*	87,314	4,286,244
Gigamon, Inc.*	4,027	80,580
Globant S.A.*	2,271	69,470
Glu Mobile, Inc.*	9,131	39,902
Guidance Software, Inc.*	2,684	16,158
Guidewire Software, Inc.*	70,538	3,708,888
HubSpot, Inc.*	2,798	129,743
Imperva, Inc.*	3,921	256,747
Infoblox, Inc.*	8,389	134,056
Interactive Intelligence Group, Inc.*	2,554	75,879
Jive Software, Inc.*	6,810	31,803
Manhattan Associates, Inc.*	10,901	679,132
MicroStrategy, Inc., Class A*	1,372	269,557
MobileIron, Inc.*	5,622	17,428
Model N, Inc.*	3,061	30,641
Monotype Imaging Holdings, Inc.	5,900	128,738
Park City Group, Inc.*	1,427	15,083
Paycom Software, Inc.*	4,667	167,592
Paylocity Holding Corp.*	2,305	69,127
Pegasystems, Inc.	5,273	129,769
Proofpoint, Inc.*	5,845	352,570
PROS Holdings, Inc.*	3,509	77,689
QAD, Inc., Class A	360	9,216
Qlik Technologies, Inc.*	13,497	491,966
Qualys, Inc.*	3,669	104,420
Rapid7, Inc.*	859	19,542
RealPage, Inc.*	7,829	130,118
RingCentral, Inc., Class A*	7,950	144,293
Rubicon Project, Inc.*	3,816	55,446
Sapiens International Corp. N.V.	2,687	30,954
Silver Spring Networks, Inc.*	4,969	64,001
Synchronoss Technologies, Inc.*	5,725	187,780
Take-Two Interactive Software, Inc.*	6,494	186,573
Tangoe, Inc.*	5,816	41,875
TiVo, Inc.*	14,503	125,596
TubeMogul, Inc.*	2,256	23,733
Tyler Technologies, Inc.*	4,981	743,713
Varonis Systems, Inc.*	1,323	20,612
VASCO Data Security International, Inc.*	4,321	73,630
Verint Systems, Inc.*	8,583	370,356
VirnetX Holding Corp.*	6,684	23,795
Workiva, Inc.*	1,012	15,372
Xero Ltd.*	45,076	433,252
Xura, Inc.*	3,342	74,794
Yodlee, Inc.*	2,665	42,986
Zendesk, Inc.*	74,487	1,468,139
Zix Corp.*	8,704	36,644

		21,323,563

Technology Hardware, Storage & Peripherals (0.5%)
Avid Technology, Inc.*	3,019	24,031
Cray, Inc.*	6,018	119,217
Diebold, Inc.	9,618	286,328
Dot Hill Systems Corp.*	9,092	88,465
Eastman Kodak Co.*	2,526	39,456
Electronics for Imaging, Inc.*	6,937	300,233
Immersion Corp.*	4,194	47,099
Nimble Storage, Inc.*	7,473	180,249
Silicon Graphics International Corp.*	4,915	19,316
Super Micro Computer, Inc.*	5,423	147,831
Violin Memory, Inc.*	13,329	18,394

		1,270,619

Total Information Technology		66,694,101

Materials (2.2%)
Chemicals (1.4%)
A. Schulman, Inc.	3,859	125,302
American Vanguard Corp.	469	5,422
Balchem Corp.	4,631	281,426
Calgon Carbon Corp.	3,544	55,216
Chase Corp.	931	36,672
Chemtura Corp.*	9,972	285,399
Core Molding Technologies, Inc.*	1,133	20,904
Ferro Corp.*	10,731	117,504
H.B. Fuller Co.	7,456	253,057
Hawkins, Inc.	262	10,087
KMG Chemicals, Inc.	1,418	27,353
Koppers Holdings, Inc.	3,025	61,014
LSB Industries, Inc.*	1,077	16,500
Minerals Technologies, Inc.	4,864	234,250
Olin Corp.	9,140	153,643
OMNOVA Solutions, Inc.*	4,097	22,697
Platform Specialty Products Corp.*	59,567	753,523
PolyOne Corp.	13,175	386,554
Quaker Chemical Corp.	1,392	107,295
Rentech, Inc.*	2,974	16,654
Senomyx, Inc.*	6,480	28,901
Sensient Technologies Corp.	4,461	273,459
Stepan Co.	1,409	58,628
Trecora Resources*	3,002	37,285
Tredegar Corp.	764	9,993
Trinseo S.A.*	1,715	43,304
Valhi, Inc.	1,313	2,482

		3,424,524

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Headwaters, Inc.*	10,949	$205,841
Summit Materials, Inc., Class A*	3,818	71,664
U.S. Concrete, Inc.*	2,168	103,609
United States Lime & Minerals, Inc.	5	228

		381,342

Containers & Packaging (0.2%)
AEP Industries, Inc.*	595	34,111
Berry Plastics Group, Inc.*	10,609	319,013
Myers Industries, Inc.	3,560	47,704

		400,828

Metals & Mining (0.1%)
Century Aluminum Co.*	479	2,203
Globe Specialty Metals, Inc.	9,578	116,181
Handy & Harman Ltd.*	67	1,607
Haynes International, Inc.	101	3,822
Kaiser Aluminum Corp.	811	65,083
Olympic Steel, Inc.	287	2,856
Ryerson Holding Corp.*	285	1,496
Stillwater Mining Co.*	5,714	59,026
SunCoke Energy, Inc.	6,889	53,596
Worthington Industries, Inc.	1,620	42,898

		348,768

Paper & Forest Products (0.4%)
Boise Cascade Co.*	4,899	123,553
Clearwater Paper Corp.*	2,830	133,689
Deltic Timber Corp.	1,641	98,148
KapStone Paper and Packaging Corp.	12,581	207,712
Louisiana-Pacific Corp.*	19,380	275,971
Neenah Paper, Inc.	1,358	79,144
Schweitzer-Mauduit International, Inc.	799	27,470
Wausau Paper Corp.	5,531	35,399

		981,086

Total Materials		5,536,548

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	4,603	38,067
Cogent Communications Holdings, Inc.	6,830	185,503
Consolidated Communications Holdings, Inc.	4,909	94,596
FairPoint Communications, Inc.*	3,101	47,786
General Communication, Inc., Class A*	5,314	91,720
IDT Corp., Class B	457	6,535
inContact, Inc.*	8,311	62,416
Inteliquent, Inc.	2,032	45,375
Intelsat S.A.*	1,319	8,481
Lumos Networks Corp.	3,013	36,638
Pacific DataVision, Inc.*	1,317	39,378
Straight Path Communications, Inc., Class B*	1,387	56,049
Vonage Holdings Corp.*	2,729	16,046
Windstream Holdings, Inc.	13,846	85,014

		813,604

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,903	24,037
Leap Wireless International, Inc.*†	1,729	3,268
Shenandoah Telecommunications Co.	3,074	131,598

		158,903

Total Telecommunication Services		972,507

Utilities (0.1%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B*	376	3,094
Spark Energy, Inc., Class A	320	5,296

		8,390

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	2,315	78,780
TerraForm Global, Inc., Class A*	984	6,553
Vivint Solar, Inc.*	1,840	19,283

		104,616

Water Utilities (0.0%)
American States Water Co.	485	20,079
York Water Co.	124	2,607

		22,686

Total Utilities		135,692

Total Common Stocks (96.0%) (Cost $215,510,903)		237,080,973

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc. 0.000%(b)†	139,552	—

Total Preferred Stock (0.0%) (Cost $633,566)		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Lindblad Expeditions Holdings, Inc., expiring 7/8/20*	25,338	44,088

Total Consumer Discretionary		44,088

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*†	855	—

Total Energy		—

Total Warrants (0.0%) (Cost $—)		44,088

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (3.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	7,672,546	7,672,546

Total Short-Term Investment (3.1%) (Cost $7,672,546)		7,672,546

Total Investments (99.1%) (Cost $223,817,015)		244,797,607
Other Assets Less Liabilities (0.9%)		2,189,450

Net Assets (100%)		$246,987,057

*	Non-income producing.

†	Securities (totaling $15,323 or 0.0% of net assets) held at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	42	December-15	$4,794,211	$4,602,780	$(191,431)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$49,196,868	$1,577,959	$—	(b)	$50,774,827
Consumer Staples	4,255,345	—	—		4,255,345
Energy	1,530,112	—	—		1,530,112
Financials	18,978,771	—	—		18,978,771
Health Care	55,173,496	—	8,281		55,181,777
Industrials	33,021,293	—	—		33,021,293
Information Technology	64,227,038	2,463,289	3,774		66,694,101
Materials	5,536,548	—	—		5,536,548
Telecommunication Services	969,239	—	3,268		972,507
Utilities	135,692	—	—		135,692
Preferred Stocks
Consumer Discretionary	—	—	—	(b)	—
Short-Term Investments	7,672,546	—	—		7,672,546
Warrants
Consumer Discretionary	44,088	—	—		44,088
Energy	—	—	—	(b)	—

Total Assets	$240,741,036	$4,041,248	$15,323		$244,797,607

Liabilities:
Futures	$(191,431)	$—	$—		$(191,431)

Total Liabilities	$(191,431)	$—	$—		$(191,431)

Total	$240,549,605	$4,041,248	$15,323		$244,606,176

(a)	A security with a market value of $3,268 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,958,765
Aggregate gross unrealized depreciation	(33,113,406)

Net unrealized appreciation	$20,845,359

Federal income tax cost of investments	$223,952,248

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.2%)
Auto Components (0.2%)
BorgWarner, Inc.	3,407	$141,697
Delphi Automotive plc	4,301	327,048
Goodyear Tire & Rubber Co.	4,056	118,963
International Automotive Components Group North America LLC*†	131,578	65,258
Johnson Controls, Inc.	9,888	408,968

		1,061,934

Automobiles (1.1%)
Ford Motor Co.	58,810	798,052
General Motors Co.	154,002	4,623,140
Harley-Davidson, Inc.	3,112	170,849
Volkswagen AG (Preference)(q)	9,338	1,021,181

		6,613,222

Distributors (0.0%)
Genuine Parts Co.	2,298	190,481

Diversified Consumer Services (0.1%)
Cengage Learning Holdings II LP†	21,311	564,742
H&R Block, Inc.	4,141	149,904

		714,646

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	6,989	347,353
Chipotle Mexican Grill, Inc.*	467	336,357
Darden Restaurants, Inc.	1,723	118,094
Marriott International, Inc., Class A	3,014	205,555
McDonald’s Corp.	14,232	1,402,279
Royal Caribbean Cruises Ltd.	2,591	230,832
Starbucks Corp.	22,450	1,276,058
Starwood Hotels & Resorts Worldwide, Inc.	2,583	171,718
Wyndham Worldwide Corp.	1,814	130,427
Wynn Resorts Ltd.	1,219	64,753
Yum! Brands, Inc.	6,516	520,954

		4,804,380

Household Durables (0.2%)
D.R. Horton, Inc.	5,003	146,888
Garmin Ltd.	1,818	65,230
Harman International Industries, Inc.	1,074	103,093
Leggett & Platt, Inc.	2,082	85,883
Lennar Corp., Class A	2,626	126,389
Mohawk Industries, Inc.*	961	174,700
Newell Rubbermaid, Inc.	4,079	161,977
PulteGroup, Inc.	4,856	91,633
Whirlpool Corp.	1,191	175,387

		1,131,180

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	5,794	2,965,891
Expedia, Inc.	1,513	178,050
Netflix, Inc.*	6,412	662,103
Priceline Group, Inc.*	767	948,672
TripAdvisor, Inc.*	1,678	105,747

		4,860,463

Leisure Products (0.0%)
Hasbro, Inc.	1,684	121,484
Mattel, Inc.	5,089	107,174

		228,658

Media (4.5%)
Cablevision Systems Corp. - New York Group, Class A	3,301	107,183
CBS Corp. (Non-Voting), Class B	77,715	3,100,828
Comcast Corp., Class A	37,525	2,136,421
Discovery Communications, Inc., Class A*	2,236	58,203
Discovery Communications, Inc., Class C*	3,940	95,703
Interpublic Group of Cos., Inc.	6,203	118,663
News Corp., Class A	5,757	72,653
News Corp., Class B	1,628	20,871
Omnicom Group, Inc.	3,665	241,524
RELX plc	212,644	3,649,106
Scripps Networks Interactive, Inc., Class A	1,466	72,113
TEGNA, Inc.	3,413	76,417
Time Warner Cable, Inc.	41,323	7,412,107
Time Warner, Inc.	42,076	2,892,725
Tribune Co., Class 1C Litigation Interests*†	24,120	—
Twenty-First Century Fox, Inc., Class A	18,447	497,700
Twenty-First Century Fox, Inc., Class B	185,536	5,022,460
Viacom, Inc., Class B	5,246	226,365
Walt Disney Co.	23,422	2,393,728

		28,194,770

Multiline Retail (0.7%)
Dollar General Corp.	4,483	324,748
Dollar Tree, Inc.*	3,547	236,443
Kohl’s Corp.	2,986	138,282
Macy’s, Inc.	56,762	2,913,026
Nordstrom, Inc.	2,117	151,810
Target Corp.	9,486	746,169

		4,510,478

Specialty Retail (1.4%)
Advance Auto Parts, Inc.	1,104	209,241
AutoNation, Inc.*	1,183	68,827
AutoZone, Inc.*	467	338,029
Bed Bath & Beyond, Inc.*	2,563	146,142
Best Buy Co., Inc.	4,640	172,237
CarMax, Inc.*	3,160	187,451
GameStop Corp., Class A	1,633	67,296
Gap, Inc.	3,592	102,372
Home Depot, Inc.	19,373	2,237,388
L Brands, Inc.	3,881	349,794
Lowe’s Cos., Inc.	13,977	963,295
Office Depot, Inc.*	265,342	1,703,496
O’Reilly Automotive, Inc.*	1,503	375,750
Ross Stores, Inc.	6,228	301,871
Signet Jewelers Ltd.	1,208	164,445
Staples, Inc.	9,636	113,030
Tiffany & Co.	1,693	130,733
TJX Cos., Inc.	10,181	727,127
Tractor Supply Co.	2,049	172,772
Urban Outfitters, Inc.*	1,506	44,246

		8,575,542

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	4,150	120,059
Fossil Group, Inc.*	667	37,272
Hanesbrands, Inc.	6,030	174,508
Michael Kors Holdings Ltd.*	2,926	123,594
NIKE, Inc., Class B	10,247	1,260,074
PVH Corp.	1,241	126,507
Ralph Lauren Corp.	907	107,171
Under Armour, Inc., Class A*	2,720	263,242
VF Corp.	5,151	351,350

		2,563,777

Total Consumer Discretionary		63,449,531

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (9.9%)
Beverages (1.8%)
Brown-Forman Corp., Class B	1,604	$155,428
Coca-Cola Co.	59,090	2,370,691
Coca-Cola Enterprises, Inc.	3,180	153,753
Constellation Brands, Inc., Class A	2,602	325,796
Dr. Pepper Snapple Group, Inc.	2,903	229,482
Molson Coors Brewing Co., Class B	22,163	1,839,972
Monster Beverage Corp.*	2,299	310,687
PepsiCo, Inc.	62,281	5,873,098

		11,258,907

Food & Staples Retailing (2.7%)
Costco Wholesale Corp.	6,640	959,945
CVS Health Corp.	49,282	4,754,727
Kroger Co.	102,738	3,705,760
Sysco Corp.	8,353	325,516
Walgreens Boots Alliance, Inc.	61,901	5,143,973
Wal-Mart Stores, Inc.	23,809	1,543,776
Whole Foods Market, Inc.	5,428	171,796

		16,605,493

Food Products (0.7%)
Archer-Daniels-Midland Co.	9,207	381,630
Campbell Soup Co.	2,674	135,518
ConAgra Foods, Inc.	6,481	262,545
General Mills, Inc.	9,050	507,977
Hershey Co.	2,226	204,525
Hormel Foods Corp.	2,026	128,266
J.M. Smucker Co.	1,556	177,524
Kellogg Co.	3,849	256,151
Keurig Green Mountain, Inc.	1,813	94,530
Kraft Heinz Co.	8,985	634,161
McCormick & Co., Inc. (Non-Voting)	1,751	143,897
Mead Johnson Nutrition Co.	3,044	214,298
Mondelez International, Inc., Class A	24,328	1,018,614
Tyson Foods, Inc., Class A	4,603	198,389

		4,358,025

Household Products (0.8%)
Clorox Co.	1,944	224,590
Colgate-Palmolive Co.	13,603	863,247
Energizer Holdings, Inc.	14,285	552,972
Kimberly-Clark Corp.	5,498	599,502
Procter & Gamble Co.	40,931	2,944,576

		5,184,887

Personal Products (0.3%)
Avon Products, Inc.	95,501	310,378
Edgewell Personal Care Co.	14,285	1,165,656
Estee Lauder Cos., Inc., Class A	3,413	275,361

		1,751,395

Tobacco (3.6%)
Altria Group, Inc.	97,065	5,280,336
British American Tobacco plc	101,700	5,620,619
Imperial Tobacco Group plc	82,310	4,260,217
Philip Morris International, Inc.	44,188	3,505,434
Reynolds American, Inc.	85,136	3,768,971

		22,435,577

Total Consumer Staples		61,594,284

Energy (5.9%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	68,533	3,566,457
Cameron International Corp.*	2,915	178,748
Diamond Offshore Drilling, Inc.	1,011	17,490
Ensco plc, Class A	3,525	49,632
FMC Technologies, Inc.*	3,482	107,942
Halliburton Co.	12,844	454,036
Helmerich & Payne, Inc.	1,620	76,561
National Oilwell Varco, Inc.	5,835	219,688
Schlumberger Ltd.	19,129	1,319,327
Transocean Ltd.	5,124	66,202

		6,056,083

Oil, Gas & Consumable Fuels (4.9%)
Anadarko Petroleum Corp.	27,956	1,688,263
Apache Corp.	35,275	1,381,369
BG Group plc	174,062	2,509,927
BP plc	339,359	1,720,101
Cabot Oil & Gas Corp.	6,216	135,882
Chesapeake Energy Corp.	7,784	57,057
Chevron Corp.	28,447	2,243,899
Cimarex Energy Co.	1,409	144,394
Columbia Pipeline Group, Inc.	4,815	88,066
ConocoPhillips Co.	18,602	892,152
CONSOL Energy, Inc.	106,378	1,042,504
Devon Energy Corp.	5,814	215,641
EOG Resources, Inc.	8,283	603,002
EQT Corp.	2,285	148,000
Exxon Mobil Corp.	63,054	4,688,065
Hess Corp.	3,640	182,218
Kinder Morgan, Inc.	27,183	752,425
Marathon Oil Corp.	204,235	3,145,219
Marathon Petroleum Corp.	8,110	375,736
Murphy Oil Corp.	39,273	950,407
Newfield Exploration Co.*	2,495	82,086
Noble Energy, Inc.	6,420	193,756
Occidental Petroleum Corp.	11,545	763,702
ONEOK, Inc.	3,136	100,979
Phillips 66	7,236	556,014
Pioneer Natural Resources Co.	2,261	275,028
Range Resources Corp.	2,495	80,139
Royal Dutch Shell plc, Class A	138,979	3,300,159
Southwestern Energy Co.*	5,904	74,922
Spectra Energy Corp.	10,096	265,222
Tesoro Corp.	1,858	180,672
Valero Energy Corp.	7,506	451,111
Whiting Petroleum Corp.*	68,811	1,050,744
Williams Cos., Inc.	10,290	379,187

		30,718,048

Total Energy		36,774,131

Financials (18.2%)
Banks (7.3%)
Bank of America Corp.	158,015	2,461,874
Barclays plc	807,990	2,987,182
BB&T Corp.	11,725	417,410
CIT Group, Inc.	74,007	2,962,500
Citigroup, Inc.	115,871	5,748,360
Citizens Financial Group, Inc.	113,422	2,706,249
Columbia Banking System, Inc.	12,109	377,922
Comerica, Inc.	2,684	110,312
FCB Financial Holdings, Inc., Class A*	39,554	1,290,251
Fifth Third Bancorp	12,122	229,227
Guaranty Bancorp	18,334	301,961
Huntington Bancshares, Inc./Ohio	12,186	129,172
JPMorgan Chase & Co.	130,213	7,939,087
KeyCorp	12,867	167,400
M&T Bank Corp.	2,000	243,900
People’s United Financial, Inc.	4,637	72,940
PNC Financial Services Group, Inc.	79,731	7,112,005
Regions Financial Corp.	20,202	182,020
SunTrust Banks, Inc./Georgia	69,412	2,654,315
U.S. Bancorp	25,033	1,026,603
Wells Fargo & Co.	124,445	6,390,251

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Zions Bancorp	3,053	$84,080

		45,595,021

Capital Markets (1.0%)
Affiliated Managers Group, Inc.*	822	140,554
Ameriprise Financial, Inc.	2,689	293,451
Bank of New York Mellon Corp.	16,735	655,175
BlackRock, Inc.	1,937	576,199
Charles Schwab Corp.	18,107	517,136
E*TRADE Financial Corp.*	4,345	114,404
Franklin Resources, Inc.	5,894	219,610
Goldman Sachs Group, Inc.	6,078	1,056,113
Invesco Ltd.	6,529	203,901
Legg Mason, Inc.	1,658	68,989
Lehman Brothers Holdings, Inc. Claim Assignment	10,579,142	568,650
Morgan Stanley	23,003	724,595
Northern Trust Corp.	3,302	225,064
State Street Corp.	6,156	413,745
T. Rowe Price Group, Inc.	3,867	268,757

		6,046,343

Consumer Finance (0.5%)
Ally Financial, Inc.*	67,136	1,368,232
American Express Co.	12,864	953,608
Capital One Financial Corp.	8,203	594,882
Discover Financial Services	6,573	341,730
Navient Corp.	5,652	63,528

		3,321,980

Diversified Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B*	28,325	3,693,580
CME Group, Inc./Illinois	5,099	472,881
Intercontinental Exchange, Inc.	1,668	391,963
Leucadia National Corp.	5,091	103,144
McGraw Hill Financial, Inc.	4,114	355,861
Moody’s Corp.	2,631	258,364
Nasdaq, Inc.	1,778	94,821

		5,370,614

Insurance (6.9%)
ACE Ltd.	50,382	5,209,499
Aflac, Inc.	6,546	380,519
Alleghany Corp.*	8,080	3,782,329
Allstate Corp.	57,314	3,337,967
American International Group, Inc.	125,107	7,108,580
Aon plc	4,251	376,681
Assurant, Inc.	1,036	81,854
Chubb Corp.	3,433	421,058
Cincinnati Financial Corp.	2,223	119,597
Genworth Financial, Inc., Class A*	7,473	34,525
Hartford Financial Services Group, Inc.	6,266	286,858
Lincoln National Corp.	3,787	179,731
Loews Corp.	4,338	156,775
Marsh & McLennan Cos., Inc.	7,994	417,447
MetLife, Inc.	92,031	4,339,262
Principal Financial Group, Inc.	4,115	194,804
Progressive Corp.	8,861	271,501
Prudential Financial, Inc.	6,830	520,514
Torchmark Corp.	1,760	99,264
Travelers Cos., Inc.	4,704	468,189
Unum Group	3,783	121,359
White Mountains Insurance Group Ltd.	13,520	10,103,496
XL Group plc	132,301	4,805,172

		42,816,981

Real Estate Investment Trusts (REITs) (1.5%)
Alexander’s, Inc. (REIT)	6,879	2,572,746
American Tower Corp. (REIT)	6,387	561,928
Apartment Investment & Management Co. (REIT), Class A	2,351	87,034
AvalonBay Communities, Inc. (REIT)	2,004	350,339
Boston Properties, Inc. (REIT)	2,328	275,635
Crown Castle International Corp. (REIT)	5,035	397,111
Equinix, Inc. (REIT)	861	235,397
Equity Residential (REIT)	5,511	413,986
Essex Property Trust, Inc. (REIT)	993	221,856
General Growth Properties, Inc. (REIT)	8,826	229,211
HCP, Inc. (REIT)	7,006	260,974
Host Hotels & Resorts, Inc. (REIT)	11,396	180,171
Iron Mountain, Inc. (REIT)	2,813	87,259
Kimco Realty Corp. (REIT)	6,207	151,637
Macerich Co. (REIT)	2,035	156,329
Plum Creek Timber Co., Inc. (REIT)	2,649	104,662
Prologis, Inc. (REIT)	7,907	307,582
Public Storage (REIT)	2,222	470,242
Realty Income Corp. (REIT)	3,509	166,292
Simon Property Group, Inc. (REIT)	4,677	859,258
SL Green Realty Corp. (REIT)	1,509	163,214
Ventas, Inc. (REIT)	4,992	279,852
Vornado Realty Trust (REIT)	2,658	240,336
Welltower, Inc. (REIT)	5,300	358,916
Weyerhaeuser Co. (REIT)	7,812	213,580

		9,345,547

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	4,380	140,160
Forestar Group, Inc.*	21,907	288,077

		428,237

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	7,241	73,641

Total Financials		112,998,364

Health Care (12.1%)
Biotechnology (1.3%)
Alexion Pharmaceuticals, Inc.*	3,415	534,072
Amgen, Inc.	11,471	1,586,669
Baxalta, Inc.	8,212	258,760
Biogen, Inc.*	3,549	1,035,634
Celgene Corp.*	11,924	1,289,819
Gilead Sciences, Inc.	22,172	2,177,069
Regeneron Pharmaceuticals, Inc.*	1,168	543,283
Vertex Pharmaceuticals, Inc.*	3,678	383,027

		7,808,333

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	22,528	906,076
Baxter International, Inc.	8,212	269,764
Becton, Dickinson and Co.	3,162	419,471
Boston Scientific Corp.*	20,227	331,925
C.R. Bard, Inc.	1,118	208,295
DENTSPLY International, Inc.	2,112	106,804
Edwards Lifesciences Corp.*	1,623	230,742
Intuitive Surgical, Inc.*	557	255,986
Medtronic plc	147,493	9,873,181
St. Jude Medical, Inc.	4,232	266,997
Stryker Corp.	47,805	4,498,450
Varian Medical Systems, Inc.*	1,506	111,113
Zimmer Biomet Holdings, Inc.	2,581	242,433

		17,721,237

Health Care Providers & Services (1.4%)
Aetna, Inc.	5,268	576,372
AmerisourceBergen Corp.	3,106	295,039
Anthem, Inc.	3,953	553,420

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Cardinal Health, Inc.	4,940	$379,491
Cigna Corp.	15,049	2,031,916
DaVita HealthCare Partners, Inc.*	2,598	187,913
Express Scripts Holding Co.*	10,199	825,711
HCA Holdings, Inc.*	4,822	373,030
Henry Schein, Inc.*	1,261	167,360
Humana, Inc.	2,235	400,065
Laboratory Corp. of America Holdings*	1,509	163,681
McKesson Corp.	3,503	648,160
Patterson Cos., Inc.	1,289	55,749
Quest Diagnostics, Inc.	2,171	133,451
Tenet Healthcare Corp.*	1,482	54,716
UnitedHealth Group, Inc.	14,417	1,672,516
Universal Health Services, Inc., Class B	1,370	170,990

		8,689,580

Health Care Technology (0.0%)
Cerner Corp.*	4,629	277,555

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	5,052	173,435
PerkinElmer, Inc.	1,701	78,178
Thermo Fisher Scientific, Inc.	6,006	734,414
Waters Corp.*	1,250	147,762

		1,133,789

Pharmaceuticals (6.4%)
AbbVie, Inc.	25,035	1,362,154
Allergan plc*	5,954	1,618,357
Bristol-Myers Squibb Co.	25,222	1,493,143
Eli Lilly & Co.	93,890	7,857,654
Endo International plc*	3,144	217,816
Johnson & Johnson	41,828	3,904,644
Mallinckrodt plc*	1,777	113,621
Merck & Co., Inc.	205,661	10,157,597
Mylan N.V.*	6,211	250,055
Novartis AG (ADR)	33,071	3,039,886
Perrigo Co. plc	2,207	347,095
Pfizer, Inc.	93,099	2,924,240
Teva Pharmaceutical Industries Ltd. (ADR)	106,893	6,035,179
Zoetis, Inc.	6,930	285,377

		39,606,818

Total Health Care		75,237,312

Industrials (6.2%)
Aerospace & Defense (1.8%)
B/E Aerospace, Inc.	32,193	1,413,273
Boeing Co.	9,661	1,265,108
General Dynamics Corp.	4,577	631,397
Honeywell International, Inc.	11,801	1,117,437
Huntington Ingalls Industries, Inc.	22,932	2,457,164
KLX, Inc.*	16,096	575,271
L-3 Communications Holdings, Inc.	1,215	126,992
Lockheed Martin Corp.	4,036	836,703
Northrop Grumman Corp.	2,832	469,970
Precision Castparts Corp.	2,086	479,175
Raytheon Co.	4,586	501,066
Rockwell Collins, Inc.	2,000	163,680
Textron, Inc.	4,165	156,771
United Technologies Corp.	12,525	1,114,600

		11,308,607

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	2,139	144,982
Expeditors International of Washington, Inc.	2,885	135,739
FedEx Corp.	3,980	573,040
United Parcel Service, Inc., Class B	10,551	1,041,278

		1,895,039

Airlines (0.3%)
American Airlines Group, Inc.	10,133	393,464
Delta Air Lines, Inc.	12,009	538,844
Southwest Airlines Co.	9,965	379,069
United Continental Holdings, Inc.*	5,708	302,809

		1,614,186

Building Products (0.0%)
Allegion plc	1,445	83,319
Masco Corp.	5,259	132,421

		215,740

Commercial Services & Supplies (0.2%)
ADT Corp.	2,575	76,992
Cintas Corp.	1,348	115,591
Pitney Bowes, Inc.	3,034	60,225
Republic Services, Inc.	3,638	149,886
Stericycle, Inc.*	1,278	178,038
Tyco International plc	6,389	213,776
Waste Management, Inc.	6,352	316,393

		1,110,901

Construction & Engineering (0.0%)
Fluor Corp.	2,224	94,187
Jacobs Engineering Group, Inc.*	1,931	72,277
Quanta Services, Inc.*	3,182	77,036

		243,500

Electrical Equipment (0.2%)
AMETEK, Inc.	3,627	189,765
Eaton Corp. plc	7,048	361,562
Emerson Electric Co.	9,917	438,034
Rockwell Automation, Inc.	2,039	206,897

		1,196,258

Industrial Conglomerates (1.0%)
3M Co.	9,427	1,336,466
Danaher Corp.	8,994	766,379
General Electric Co.	152,332	3,841,813
Roper Technologies, Inc.	1,510	236,617

		6,181,275

Machinery (1.3%)
Caterpillar, Inc.	49,161	3,213,163
CNH Industrial N.V.	216,277	1,411,801
Cummins, Inc.	2,509	272,427
Deere & Co.	4,713	348,762
Dover Corp.	2,362	135,059
Federal Signal Corp.	71,920	986,023
Flowserve Corp.	2,027	83,391
Illinois Tool Works, Inc.	4,978	409,739
Ingersoll-Rand plc	4,003	203,232
Joy Global, Inc.	1,465	21,872
PACCAR, Inc.	5,378	280,570
Parker-Hannifin Corp.	2,093	203,649
Pentair plc	2,745	140,105
Snap-on, Inc.	875	132,073
Stanley Black & Decker, Inc.	2,320	224,994
Xylem, Inc.	2,743	90,108

		8,156,968

Marine (0.5%)
A. P. Moller - Maersk A/S, Class B	2,117	3,266,274

Professional Services (0.1%)
Dun & Bradstreet Corp.	542	56,910
Equifax, Inc.	1,798	174,730
Nielsen Holdings plc	5,586	248,409

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Robert Half International, Inc.	2,033	$104,008

		584,057

Road & Rail (0.4%)
CSX Corp.	14,902	400,864
J.B. Hunt Transport Services, Inc.	1,389	99,174
Kansas City Southern	1,661	150,952
Norfolk Southern Corp.	4,558	348,231
Ryder System, Inc.	798	59,084
Union Pacific Corp.	13,112	1,159,232

		2,217,537

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,377	160,242
United Rentals, Inc.*	1,452	87,193
W.W. Grainger, Inc.	916	196,949

		444,384

Total Industrials		38,434,726

Information Technology (15.5%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	245,735	6,450,544
F5 Networks, Inc.*	1,086	125,759
Harris Corp.	1,854	135,620
Juniper Networks, Inc.	5,302	136,314
Motorola Solutions, Inc.	2,402	164,249
Nokia Oyj	274,476	1,880,444
Nokia Oyj (ADR)	238,527	1,617,213
QUALCOMM, Inc.	23,760	1,276,625

		11,786,768

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	4,667	237,830
Corning, Inc.	18,541	317,422
FLIR Systems, Inc.	2,103	58,863
TE Connectivity Ltd.	6,076	363,892

		978,007

Internet Software & Services (1.6%)
Akamai Technologies, Inc.*	2,691	185,840
eBay, Inc.*	16,935	413,891
Facebook, Inc., Class A*	34,114	3,066,849
Google, Inc., Class A*	4,380	2,796,061
Google, Inc., Class C*	4,470	2,719,637
VeriSign, Inc.*	1,510	106,546
Yahoo!, Inc.*	13,076	378,027

		9,666,851

IT Services (2.1%)
Accenture plc, Class A	9,450	928,557
Alliance Data Systems Corp.*	929	240,592
Automatic Data Processing, Inc.	7,046	566,217
Cognizant Technology Solutions Corp., Class A*	9,217	577,076
Computer Sciences Corp.	2,078	127,548
Fidelity National Information Services, Inc.	4,247	284,889
Fiserv, Inc.*	3,541	306,686
International Business Machines Corp.	13,631	1,976,086
MasterCard, Inc., Class A	15,091	1,360,001
Paychex, Inc.	4,917	234,197
PayPal Holdings, Inc.*	16,679	517,716
Teradata Corp.*	2,184	63,249
Total System Services, Inc.	2,557	116,164
Visa, Inc., Class A	29,495	2,054,622
Western Union Co.	7,845	144,034
Xerox Corp.	354,339	3,447,718

		12,945,352

Semiconductors & Semiconductor Equipment (1.3%)
Altera Corp.	39,881	1,997,240
Analog Devices, Inc.	4,731	266,876
Applied Materials, Inc.	18,127	266,286
Avago Technologies Ltd.	3,930	491,289
Broadcom Corp., Class A	8,449	434,532
First Solar, Inc.*	1,132	48,393
Intel Corp.	71,704	2,161,159
KLA-Tencor Corp.	2,381	119,050
Lam Research Corp.	2,397	156,596
Linear Technology Corp.	3,599	145,220
Microchip Technology, Inc.	3,193	137,586
Micron Technology, Inc.*	16,207	242,781
NVIDIA Corp.	7,768	191,481
Qorvo, Inc.*	2,268	102,173
Skyworks Solutions, Inc.	2,898	244,041
Texas Instruments, Inc.	15,518	768,451
Xilinx, Inc.	3,933	166,759

		7,939,913

Software (4.2%)
Activision Blizzard, Inc.	7,561	233,559
Adobe Systems, Inc.*	7,520	618,294
Autodesk, Inc.*	3,464	152,901
CA, Inc.	119,070	3,250,611
Citrix Systems, Inc.*	2,405	166,618
Electronic Arts, Inc.*	4,678	316,935
Intuit, Inc.	4,163	369,466
Microsoft Corp.	320,360	14,179,134
Oracle Corp.	49,156	1,775,515
Red Hat, Inc.*	2,760	198,389
salesforce.com, Inc.*	9,358	649,726
Symantec Corp.	223,187	4,345,451

		26,256,599

Technology Hardware, Storage & Peripherals (4.2%)
Apple, Inc.	136,275	15,031,132
EMC Corp.	167,841	4,055,039
Hewlett-Packard Co.	131,768	3,374,578
NetApp, Inc.	4,527	133,999
Samsung Electronics Co., Ltd.	3,028	2,912,018
SanDisk Corp.	3,084	167,554
Seagate Technology plc	4,565	204,512
Western Digital Corp.	3,484	276,769

		26,155,601

Total Information Technology		95,729,091

Materials (3.0%)
Chemicals (0.9%)
Air Products and Chemicals, Inc.	2,922	372,789
Airgas, Inc.	1,018	90,938
CF Industries Holdings, Inc.	3,551	159,440
Dow Chemical Co.	17,509	742,381
E.I. du Pont de Nemours & Co.	13,662	658,508
Eastman Chemical Co.	2,237	144,778
Ecolab, Inc.	4,015	440,526
FMC Corp.	2,006	68,023
International Flavors & Fragrances, Inc.	1,215	125,461
LyondellBasell Industries N.V., Class A	5,627	469,067
Monsanto Co.	7,076	603,866
Mosaic Co.	5,088	158,288
PPG Industries, Inc.	4,094	359,003
Praxair, Inc.	4,345	442,582
Sherwin-Williams Co.	1,196	266,445
Sigma-Aldrich Corp.	1,797	249,639

		5,351,734

Construction Materials (0.4%)
LafargeHolcim Ltd. (Registered)*	42,114	2,212,560

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Martin Marietta Materials, Inc.	1,011	$153,621
Vulcan Materials Co.	2,020	180,184

		2,546,365

Containers & Packaging (0.6%)
Avery Dennison Corp.	1,362	77,048
Ball Corp.	2,067	128,568
Owens-Illinois, Inc.*	2,471	51,199
Sealed Air Corp.	3,110	145,797
WestRock Co.	60,166	3,094,939

		3,497,551

Metals & Mining (0.5%)
Alcoa, Inc.	19,796	191,229
Freeport-McMoRan, Inc.	146,991	1,424,343
Newmont Mining Corp.	7,941	127,612
Nucor Corp.	4,800	180,240
ThyssenKrupp AG	82,162	1,438,722

		3,362,146

Paper & Forest Products (0.6%)
International Paper Co.	93,985	3,551,693

Total Materials		18,309,489

Telecommunication Services (2.6%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	201,753	6,573,113
CenturyLink, Inc.	8,522	214,073
Frontier Communications Corp.	17,337	82,351
Koninklijke KPN N.V.	660,675	2,476,447
Level 3 Communications, Inc.*	4,359	190,445
Verizon Communications, Inc.	61,420	2,672,384

		12,208,813

Wireless Telecommunication Services (0.6%)
Vodafone Group plc	1,262,900	3,993,339

Total Telecommunication Services		16,202,152

Utilities (1.6%)
Electric Utilities (0.8%)
American Electric Power Co., Inc.	7,418	421,787
Duke Energy Corp.	10,434	750,622
Edison International	4,902	309,169
Entergy Corp.	2,716	176,812
Eversource Energy	4,826	244,292
Exelon Corp.	13,017	386,605
FirstEnergy Corp.	6,336	198,380
NextEra Energy, Inc.	6,960	678,948
Pepco Holdings, Inc.	3,804	92,133
Pinnacle West Capital Corp.	1,664	106,729
PPL Corp.	10,127	333,077
Southern Co.	13,688	611,854
Xcel Energy, Inc.	7,612	269,541

		4,579,949

Gas Utilities (0.0%)
AGL Resources, Inc.	1,801	109,933

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	10,270	100,543
NRG Energy, Inc.	103,417	1,535,743

		1,636,286

Multi-Utilities (0.5%)
Ameren Corp.	3,651	154,328
CenterPoint Energy, Inc.	6,466	116,647
CMS Energy Corp.	4,144	146,366
Consolidated Edison, Inc.	4,407	294,608
Dominion Resources, Inc.	8,954	630,183
DTE Energy Co.	2,706	217,481
NiSource, Inc.	4,815	89,318
PG&E Corp.	7,386	389,981
Public Service Enterprise Group, Inc.	7,615	321,048
SCANA Corp.	2,150	120,959
Sempra Energy	3,558	344,130
TECO Energy, Inc.	3,544	93,065
WEC Energy Group, Inc.	4,743	247,679

		3,165,793

Total Utilities		9,491,961

Total Common Stocks (85.2%) (Cost $398,638,314)		528,221,041

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (2.7%)
Consumer Discretionary (1.4%)
Hotels, Restaurants & Leisure (0.3%)
Caesars Entertainment Operating Company, Inc.
1.500%, 3/1/17	$2,101,131	1,933,215
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14(h)*†	2,014,000	—

		1,933,215

Media (0.7%)
Cengage Learning Acquisitions, Inc., Term Loan
7.000%, 3/31/20	129,868	129,024
Clear Channel Communications, Inc., Term Loan
6.928%, 1/30/19	2,267,587	1,875,011
7.678%, 7/30/19	728,853	607,681
iHeartCommunications, Inc.
9.000%, 12/15/19	2,028,000	1,744,080

		4,355,796

Multiline Retail (0.1%)
J.C. Penney Co., Inc., Term Loan
6.000%, 5/22/18	865,210	859,533

Specialty Retail (0.3%)
Toys R Us, Inc.
8.250%, 10/15/19	184,000	182,007
9.750%, 3/15/20	1,547,541	1,357,967

		1,539,974

Total Consumer Discretionary		8,688,518

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
NGPL PipeCo LLC
9.625%, 6/1/19§	1,103,000	1,053,365
Term Loan
6.750%, 9/15/17	57,598	51,838
Samson Investment Co.
9.750%, 2/15/20(h)	1,209,000	16,624

Total Energy		1,121,827

Information Technology (0.6%)
Communications Equipment (0.6%)
Avaya, Inc.
0.000%, 3/30/18	275,000	224,125
7.000%, 4/1/19§	966,000	767,970
0.000%, 5/29/20	428,000	330,630
10.500%, 3/1/21§	3,180,000	1,367,400
Term Loan
4.685%, 10/26/17	945,515	765,867
6.500%, 3/31/18	231,832	188,943

Total Information Technology		3,644,935

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (0.0%)
Metals & Mining (0.0%)
Walter Energy, Inc.
9.500%, 10/15/19(h)§	$442,000	$155,805
12.000%, 4/1/20(h)§	392,430	6,868
Term Loan
7.250%, 4/1/18	806,015	288,822

Total Materials		451,495

Utilities (0.5%)
Electric Utilities (0.5%)
Energy Future Holdings Corp., Term Loan
0.000%, 10/10/17	5,264,099	2,026,678
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.500%, 10/1/20(h)§	2,404,000	916,525

Total Utilities		2,943,203

Total Corporate Bonds		16,849,978

Government Security (0.2%)
Municipal Bond (0.2%)
Commonwealth of Puerto Rico, General Obligations,
Series A
8.000%, 7/1/35	1,590,000	1,192,500

Total Long-Term Debt Securities (2.9%) (Cost $27,200,608)		18,042,478

SHORT-TERM INVESTMENTS:
Government Securities (2.1%)
Federal Home Loan Bank
0.00%, 10/1/15(o)(p)	300,000	300,000
U.S. Treasury Bills
0.00%, 10/1/15(p)	1,500,000	1,500,000
0.00%, 10/8/15(p)	1,500,000	1,500,000
0.01%, 11/19/15(p)	3,900,000	3,899,973
0.01%, 11/27/15(p)	2,000,000	1,999,984
0.01%, 1/21/16(p)	2,000,000	1,999,906
0.04%, 3/10/16(p)	2,000,000	1,999,643

Total Government Securities		13,199,506

	Number of Shares	Value (Note 1)
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	3,526,195	3,526,195

Total Short-Term Investments (2.7%) (Cost $16,722,396)		16,725,701

Total Investments (90.8%) (Cost $442,561,318)		562,989,220
Other Assets Less Liabilities (9.2%)		57,358,956

Net Assets (100%)		$620,348,176

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

*	Non-income producing.

†	Securities (totaling $630,000 or 0.1% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $4,267,933 or 0.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2015.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	572	December-15	$56,411,220	$54,588,820	$(1,822,400)

At September 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 2/19/16	Bank of America	24	$36,326	$36,876	$(550)
British Pound vs. U.S. Dollar, expiring 2/19/16	Bank of America	189	286,490	287,813	(1,323)
British Pound vs. U.S. Dollar, expiring 2/19/16	Barclays Bank plc	103	155,526	161,183	(5,657)
British Pound vs. U.S. Dollar, expiring 2/19/16	Credit Suisse	133	201,829	208,999	(7,170)
British Pound vs. U.S. Dollar, expiring 2/19/16	Credit Suisse	206	311,053	322,345	(11,292)
British Pound vs. U.S. Dollar, expiring 2/19/16	Credit Suisse	196	296,779	309,386	(12,607)
British Pound vs. U.S. Dollar, expiring 2/19/16	Credit Suisse	16	24,542	24,832	(290)
British Pound vs. U.S. Dollar, expiring 2/19/16	Credit Suisse	155	234,612	235,034	(422)
British Pound vs. U.S. Dollar, expiring 2/19/16	Deutsche Bank AG	67	100,989	102,336	(1,347)
British Pound vs. U.S. Dollar, expiring 2/19/16	HSBC Bank plc	196	296,779	309,223	(12,444)
British Pound vs. U.S. Dollar, expiring 2/19/16	HSBC Bank plc	39	59,356	61,880	(2,524)
British Pound vs. U.S. Dollar, expiring 2/19/16	State Street Bank & Trust	196	296,777	309,234	(12,457)
British Pound vs. U.S. Dollar, expiring 2/19/16	State Street Bank & Trust	114	172,324	174,660	(2,336)
British Pound vs. U.S. Dollar, expiring 2/19/16	State Street Bank & Trust	39	59,355	61,860	(2,505)
British Pound vs. U.S. Dollar, expiring 2/19/16	State Street Bank & Trust	30	45,203	46,806	(1,603)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	51	57,001	57,291	(290)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	4	4,808	4,811	(3)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	132	147,143	146,766	377
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	39	43,851	43,298	553
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	317	354,877	349,108	5,769
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	61	68,483	67,469	1,014
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	489	547,110	543,813	3,297
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	17	18,905	18,759	146
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	56	62,918	63,395	(477)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	24	27,365	27,000	365
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	17	18,839	19,177	(338)

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	102	$113,533	$115,062	$(1,529)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	45	49,940	49,943	(3)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	69	76,863	76,972	(109)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	148	165,574	171,788	(6,214)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Barclays Bank plc	58	64,831	64,528	303
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Barclays Bank plc	69	76,863	77,059	(196)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Barclays Bank plc	6	6,663	6,586	77
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Barclays Bank plc	138	154,552	155,615	(1,063)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Barclays Bank plc	25	28,384	28,857	(473)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Barclays Bank plc	32	36,049	35,440	609
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	11	12,077	12,303	(226)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	49	54,731	54,050	681
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	159	177,949	176,474	1,475
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	26	29,198	29,060	138
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	132	147,142	146,697	445
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	82	91,312	90,052	1,260
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	6	6,663	6,580	83
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	34	38,001	38,171	(170)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	148	165,573	171,834	(6,261)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	42	47,189	47,494	(305)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	37	41,609	41,134	475
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	69	76,862	76,983	(121)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	76	85,150	86,386	(1,236)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	17	18,907	18,776	131
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	77	86,443	86,113	330
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	212	237,294	237,552	(258)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	36	40,205	40,370	(165)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	30	33,267	32,990	277
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	38	42,817	42,273	544
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	82	91,311	90,053	1,258
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	77	86,443	86,119	324
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	56	62,919	63,337	(418)

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	99	$110,356	$110,025	$331
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	11	12,077	12,296	(219)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	69	76,861	77,051	(190)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	39	43,850	43,289	561
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	12	13,430	13,305	125
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	102	113,535	115,138	(1,603)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	164	183,896	190,402	(6,506)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	58	65,282	66,290	(1,008)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	49	54,731	54,099	632
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	132	147,142	146,749	393
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	148	165,572	171,852	(6,280)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	48	53,612	53,245	367
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	37	41,610	41,153	457
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	137	153,726	154,137	(411)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	12	13,431	13,300	131
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	51	57,002	57,343	(341)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	61	68,484	67,505	979
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	416	465,420	461,269	4,151
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	164	183,895	190,400	(6,505)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	193	215,818	211,066	4,752
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	30	33,641	33,297	344
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	24	26,860	26,697	163
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	61	68,484	67,481	1,003
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	74	82,232	83,478	(1,246)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	56	62,920	63,368	(448)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	58	64,832	64,603	229
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	46	51,242	51,298	(56)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	109	121,393	121,002	391
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	11	12,077	12,311	(234)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	37	41,608	41,110	498
Korean Won vs. U.S. Dollar, expiring 11/12/15	Bank of America	51,687	43,543	43,416	127
Korean Won vs. U.S. Dollar, expiring 11/12/15	Bank of America	36,535	30,778	30,446	332

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Korean Won vs. U.S. Dollar, expiring 11/12/15	Bank of America	18,192	$15,325	$15,223	$102
Korean Won vs. U.S. Dollar, expiring 11/12/15	Credit Suisse	79,847	67,266	67,690	(424)
Korean Won vs. U.S. Dollar, expiring 11/12/15	Credit Suisse	36,414	30,676	30,446	230
Korean Won vs. U.S. Dollar, expiring 11/12/15	Credit Suisse	18,192	15,325	15,223	102
Korean Won vs. U.S. Dollar, expiring 11/12/15	HSBC Bank plc	35,813	30,170	29,969	201
Korean Won vs. U.S. Dollar, expiring 11/12/15	HSBC Bank plc	36,225	30,517	30,187	330
Korean Won vs. U.S. Dollar, expiring 11/12/15	HSBC Bank plc	61,792	52,056	51,935	121
Korean Won vs. U.S. Dollar, expiring 11/12/15	HSBC Bank plc	56,811	47,860	48,076	(216)
Korean Won vs. U.S. Dollar, expiring 11/12/15	HSBC Bank plc	51,376	43,281	42,874	407

					$(82,679)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 2/19/16	Credit Suisse	7,393	$11,517,960	$11,177,678	$340,282
British Pound vs. U.S. Dollar, expiring 2/19/16	Credit Suisse	211	324,501	318,365	6,136
British Pound vs. U.S. Dollar, expiring 2/19/16	Deutsche Bank AG	6,843	10,661,439	10,346,462	314,977
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	19	21,058	21,051	7
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	3,311	3,775,744	3,702,713	73,031
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	2	2,110	2,105	5
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	10	11,064	11,027	37
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	25	28,174	28,096	78
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	9	10,567	10,525	42
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	18	20,216	20,128	88
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	33	37,767	36,841	926
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	115	126,026	129,130	(3,104)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	36	40,331	40,256	75
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	1,832	2,087,469	2,048,665	38,804
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	98	109,206	109,339	(133)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	231	251,850	258,261	(6,411)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	308	344,776	344,695	81
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	19	21,095	21,051	44
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	98	109,157	109,338	(181)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	1,831	2,086,705	2,047,601	39,104
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	9	10,545	10,526	19

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	40	$44,630	$45,232	$(602)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	36	40,392	40,256	136
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	76	85,399	85,029	370
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	45	49,758	50,287	(529)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	19	21,076	21,051	25
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	36	40,367	40,256	111
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	253	282,215	282,912	(697)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	26	30,328	29,595	733
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	40	45,559	44,621	938
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	40	44,631	45,232	(601)
European Union Euro vs. U.S. Dollar, expiring 1/20/16	Bank of America	10	11,190	11,212	(22)
European Union Euro vs. U.S. Dollar, expiring 1/20/16	Bank of America	35	38,126	39,079	(953)
European Union Euro vs. U.S. Dollar, expiring 1/20/16	Bank of America	32	36,559	36,305	254
European Union Euro vs. U.S. Dollar, expiring 1/20/16	Bank of America	31	34,059	35,027	(968)
European Union Euro vs. U.S. Dollar, expiring 1/20/16	Barclays Bank plc	17	19,071	19,539	(468)
European Union Euro vs. U.S. Dollar, expiring 1/20/16	Credit Suisse	31	34,036	35,027	(991)
European Union Euro vs. U.S. Dollar, expiring 1/20/16	Credit Suisse	44	47,850	49,081	(1,231)
European Union Euro vs. U.S. Dollar, expiring 1/20/16	Credit Suisse	65	73,053	72,609	444
European Union Euro vs. U.S. Dollar, expiring 1/20/16	Credit Suisse	4,120	4,512,937	4,613,859	(100,922)
European Union Euro vs. U.S. Dollar, expiring 1/20/16	Deutsche Bank AG	44	49,587	49,276	311
European Union Euro vs. U.S. Dollar, expiring 1/20/16	Deutsche Bank AG	35	38,093	39,078	(985)
European Union Euro vs. U.S. Dollar, expiring 1/20/16	Deutsche Bank AG	10	11,197	11,214	(17)
European Union Euro vs. U.S. Dollar, expiring 1/20/16	HSBC Bank plc	4,120	4,511,247	4,613,859	(102,612)
European Union Euro vs. U.S. Dollar, expiring 1/20/16	HSBC Bank plc	20	22,389	22,427	(38)
European Union Euro vs. U.S. Dollar, expiring 1/20/16	HSBC Bank plc	73	81,803	81,241	562
European Union Euro vs. U.S. Dollar, expiring 1/20/16	HSBC Bank plc	6	7,079	7,042	37
European Union Euro vs. U.S. Dollar, expiring 1/20/16	HSBC Bank plc	17	18,865	19,307	(442)
European Union Euro vs. U.S. Dollar, expiring 1/20/16	State Street Bank & Trust	32	36,592	36,305	287
European Union Euro vs. U.S. Dollar, expiring 1/20/16	State Street Bank & Trust	16	17,026	17,513	(487)
European Union Euro vs. U.S. Dollar, expiring 1/20/16	State Street Bank & Trust	13	14,159	14,085	74
European Union Euro vs. U.S. Dollar, expiring 1/20/16	State Street Bank & Trust	22	24,922	24,396	526
Korean Won vs. U.S. Dollar, expiring 11/12/15	Bank of America	1,489	1,274	1,254	20

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Korean Won vs. U.S. Dollar, expiring 11/12/15	Bank of America	37,509	$31,520	$31,599	$(79)
Korean Won vs. U.S. Dollar, expiring 11/12/15	Bank of America	537,569	461,591	452,867	8,724
Korean Won vs. U.S. Dollar, expiring 11/12/15	Bank of America	6,595	5,609	5,555	54
Korean Won vs. U.S. Dollar, expiring 11/12/15	Credit Suisse	250,071	214,654	210,669	3,985
Korean Won vs. U.S. Dollar, expiring 11/12/15	Credit Suisse	53,640	45,729	45,188	541
Korean Won vs. U.S. Dollar, expiring 11/12/15	Credit Suisse	376,073	321,980	316,817	5,163
Korean Won vs. U.S. Dollar, expiring 11/12/15	Credit Suisse	35,168	29,343	29,626	(283)
Korean Won vs. U.S. Dollar, expiring 11/12/15	Credit Suisse	9,525	8,154	8,024	130
Korean Won vs. U.S. Dollar, expiring 11/12/15	HSBC Bank plc	122,925	105,625	103,557	2,068
Korean Won vs. U.S. Dollar, expiring 11/12/15	HSBC Bank plc	30,373	25,991	25,587	404
Korean Won vs. U.S. Dollar, expiring 11/12/15	HSBC Bank plc	412,670	351,149	347,648	3,501
Korean Won vs. U.S. Dollar, expiring 11/12/15	HSBC Bank plc	412,038	351,149	347,115	4,034
Korean Won vs. U.S. Dollar, expiring 11/12/15	HSBC Bank plc	24,781	21,223	20,876	347
Korean Won vs. U.S. Dollar, expiring 11/12/15	HSBC Bank plc	87,226	74,421	73,482	939
Korean Won vs. U.S. Dollar, expiring 11/12/15	HSBC Bank plc	67,960	58,255	57,252	1,003
Korean Won vs. U.S. Dollar, expiring 2/12/16	Bank of America	287,218	243,343	241,532	1,811
Korean Won vs. U.S. Dollar, expiring 2/12/16	Bank of America	2,853	2,439	2,399	40
Korean Won vs. U.S. Dollar, expiring 2/12/16	Bank of America	4,297	3,674	3,614	60
Korean Won vs. U.S. Dollar, expiring 2/12/16	Credit Suisse	25,483	21,786	21,430	356
Korean Won vs. U.S. Dollar, expiring 2/12/16	Credit Suisse	65,636	55,760	55,195	565
Korean Won vs. U.S. Dollar, expiring 2/12/16	Credit Suisse	16,920	14,469	14,229	240
Korean Won vs. U.S. Dollar, expiring 2/12/16	HSBC Bank plc	666,311	567,049	560,325	6,724
Korean Won vs. U.S. Dollar, expiring 2/12/16	HSBC Bank plc	444,850	378,032	374,090	3,942
Korean Won vs. U.S. Dollar, expiring 2/12/16	HSBC Bank plc	111,279	94,508	93,578	930

					$641,369

					$558,690

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$58,149,244	$4,670,287	$630,000		$63,449,531
Consumer Staples	51,713,448	9,880,836	—		61,594,284
Energy	29,243,944	7,530,187	—		36,774,131
Financials	109,442,532	3,555,832	—		112,998,364
Health Care	75,237,312	—	—		75,237,312
Industrials	33,756,651	4,678,075	—		38,434,726
Information Technology	90,936,629	4,792,462	—		95,729,091
Materials	14,658,207	3,651,282	—		18,309,489
Telecommunication Services	9,732,366	6,469,786	—		16,202,152
Utilities	9,491,961	—	—		9,491,961
Corporate Bonds
Consumer Discretionary	—	8,688,518	—	(a)	8,688,518
Energy	—	1,121,827	—		1,121,827
Information Technology	—	3,644,935	—		3,644,935
Materials	—	451,495	—		451,495
Utilities	—	2,943,203	—		2,943,203
Forward Currency Contracts	—	901,515	—		901,515
Government Securities
Municipal Bonds	—	1,192,500	—		1,192,500
Short-Term Investments	3,526,195	13,199,506	—		16,725,701

Total Assets	$485,888,489	$77,372,246	$630,000		$563,890,735

Liabilities:
Forward Currency Contracts	$—	$(342,825)	$—		$(342,825)
Futures	(1,822,400)	—	—		(1,822,400)

Total Liabilities	$(1,822,400)	$(342,825)	$—		$(2,165,225)

Total	$484,066,089	$77,029,421	$630,000		$561,725,510

(a) Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$161,794,675
Aggregate gross unrealized depreciation	(46,087,458)

Net unrealized appreciation	$115,707,217

Federal income tax cost of investments	$447,282,003

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.9%)
Auto Components (2.8%)
Cooper Tire & Rubber Co.	4,282	$169,182
Cooper-Standard Holding, Inc.*	1,061	61,538
Dana Holding Corp.	6,414	101,854
Federal-Mogul Holdings Corp.*	2,484	16,966
Gentherm, Inc.*	68,500	3,077,020
Horizon Global Corp.*	1,442	12,719
Metaldyne Performance Group, Inc.	413	8,677
Modine Manufacturing Co.*	4,008	31,543
Motorcar Parts of America, Inc.*	101	3,165
Remy International, Inc.	2,384	69,732
Standard Motor Products, Inc.	1,663	58,005
Strattec Security Corp.	249	15,702
Superior Industries International, Inc.	1,929	36,034
Tower International, Inc.*	795	18,889

		3,681,026

Automobiles (0.0%)
Winnebago Industries, Inc.	228	4,366

Distributors (0.1%)
Core-Mark Holding Co., Inc.	930	60,869
Fenix Parts, Inc.*	450	3,006
VOXX International Corp.*	1,574	11,679
Weyco Group, Inc.	506	13,682

		89,236

Diversified Consumer Services (0.5%)
American Public Education, Inc.*	1,444	33,862
Apollo Education Group, Inc.*	7,905	87,429
Ascent Capital Group, Inc., Class A*	1,118	30,611
Bridgepoint Education, Inc.*	1,446	11,019
Cambium Learning Group, Inc.*	964	4,598
Career Education Corp.*	5,676	21,342
Carriage Services, Inc.	1,103	23,814
Chegg, Inc.*	3,929	28,328
DeVry Education Group, Inc.	5,343	145,383
Houghton Mifflin Harcourt Co.*	10,440	212,036
K12, Inc.*	2,835	35,267
Regis Corp.*	3,434	44,985
Strayer Education, Inc.*	550	30,234
Universal Technical Institute, Inc.	1,793	6,294
Weight Watchers International, Inc.*	198	1,263

		716,465

Hotels, Restaurants & Leisure (2.2%)
Belmond Ltd., Class A*	8,114	82,032
Biglari Holdings, Inc.*	140	51,203
Bob Evans Farms, Inc.	1,711	74,172
Bravo Brio Restaurant Group, Inc.*	188,148	2,120,428
Caesars Acquisition Co., Class A*	3,859	27,399
Caesars Entertainment Corp.*	4,621	27,218
Carrols Restaurant Group, Inc.*	409	4,867
Cracker Barrel Old Country Store, Inc.	101	14,875
Del Frisco’s Restaurant Group, Inc.*	1,858	25,808
Denny’s Corp.*	2,118	23,361
DineEquity, Inc.	100	9,166
Eldorado Resorts, Inc.*	1,212	10,932
Empire Resorts, Inc.*	114	480
International Speedway Corp., Class A	2,325	73,749
Intrawest Resorts Holdings, Inc.*	1,533	13,276
Isle of Capri Casinos, Inc.*	96	1,674
J Alexander’s Holdings, Inc.*	1,155	11,520
Kona Grill, Inc.*	361	5,686
Marcus Corp.	1,515	29,300
Marriott Vacations Worldwide Corp.	933	63,575
Monarch Casino & Resort, Inc.*	803	14,430
Morgans Hotel Group Co.*	1,519	5,043
Noodles & Co.*	301	4,262
Penn National Gaming, Inc.*	6,206	104,137
Planet Fitness, Inc., Class A*	529	9,067
Ruby Tuesday, Inc.*	5,220	32,416
Ruth’s Hospitality Group, Inc.	965	15,672
Shake Shack, Inc., Class A*	64	3,034
Sonic Corp.	1,221	28,022
Speedway Motorsports, Inc.	944	17,039
Wingstop, Inc.*	82	1,966

		2,905,809

Household Durables (1.0%)
Bassett Furniture Industries, Inc.	450	12,533
Beazer Homes USA, Inc.*	2,768	36,897
Cavco Industries, Inc.*	170	11,575
Century Communities, Inc.*	1,201	23,840
CSS Industries, Inc.	780	20,545
Ethan Allen Interiors, Inc.	2,128	56,200
Flexsteel Industries, Inc.	488	15,250
Green Brick Partners, Inc.*	1,815	19,656
Helen of Troy Ltd.*	1,409	125,824
Hooker Furniture Corp.	833	19,609
Hovnanian Enterprises, Inc., Class A*	10,153	17,971
iRobot Corp.*	2,031	59,183
KB Home	6,885	93,292
La-Z-Boy, Inc.	2,631	69,879
LGI Homes, Inc.*	899	24,444
Libbey, Inc.	129	4,207
Lifetime Brands, Inc.	890	12,442
M.D.C. Holdings, Inc.	2,156	56,444
M/I Homes, Inc.*	1,712	40,369
Meritage Homes Corp.*	3,115	113,760
NACCO Industries, Inc., Class A	350	16,643
New Home Co., Inc.*	667	8,638
Ryland Group, Inc.	2,568	104,851
Skullcandy, Inc.*	1,205	6,664
Standard Pacific Corp.*	12,318	98,544
Taylor Morrison Home Corp., Class A*	2,758	51,464
TRI Pointe Group, Inc.*	12,812	167,709
Universal Electronics, Inc.*	223	9,373
WCI Communities, Inc.*	1,323	29,940
William Lyon Homes, Class A*	1,424	29,334
ZAGG, Inc.*	89	604

		1,357,684

Internet & Catalog Retail (0.2%)
EVINE Live, Inc.*	3,996	10,470
FTD Cos., Inc.*	1,543	45,981
Lands’ End, Inc.*	1,141	30,819
Liberty TripAdvisor Holdings, Inc., Class A*	4,437	98,368
Shutterfly, Inc.*	1,152	41,184
Travelport Worldwide Ltd.	2,600	34,372

		261,194

Leisure Products (0.1%)
Arctic Cat, Inc.	680	15,082
Black Diamond, Inc.*	1,762	11,065
Callaway Golf Co.	6,516	54,408
Escalade, Inc.	611	9,654
JAKKS Pacific, Inc.*	1,432	12,201
Johnson Outdoors, Inc., Class A	417	8,799
MCBC Holdings, Inc.*	172	2,229
Performance Sports Group Ltd.*	3,530	47,373

		160,811

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Media (0.9%)
AMC Entertainment Holdings, Inc., Class A	1,653	$41,639
Carmike Cinemas, Inc.*	1,948	39,135
Central European Media Enterprises Ltd., Class A*	1,788	3,862
Crown Media Holdings, Inc., Class A*	508	2,718
Cumulus Media, Inc., Class A*	12,054	8,484
Daily Journal Corp.*	93	17,317
DreamWorks Animation SKG, Inc., Class A*	6,354	110,877
Entercom Communications Corp., Class A*	2,132	21,661
Entravision Communications Corp., Class A	350	2,324
Eros International plc*	2,361	64,196
EW Scripps Co., Class A	1,781	31,470
Harte-Hanks, Inc.	4,153	14,660
Hemisphere Media Group, Inc.*	802	10,907
Journal Media Group, Inc.	1,954	14,655
Martha Stewart Living Omnimedia, Inc., Class A*	592	3,528
MDC Partners, Inc., Class A	2,652	48,876
Media General, Inc.*	8,018	112,172
Meredith Corp.	3,079	131,104
National CineMedia, Inc.	3,951	53,023
New Media Investment Group, Inc.	3,742	57,851
New York Times Co., Class A	9,213	108,806
Reading International, Inc., Class A*	1,080	13,684
Rentrak Corp.*	89	4,812
Saga Communications, Inc., Class A	300	10,083
Scholastic Corp.	2,231	86,920
SFX Entertainment, Inc.*	2,089	1,065
Sizmek, Inc.*	1,805	10,812
Time, Inc.	9,187	175,012
Townsquare Media, Inc., Class A*	601	5,872
Tribune Publishing Co.	1,000	7,840

		1,215,365

Multiline Retail (0.1%)
Burlington Stores, Inc.*	659	33,635
Fred’s, Inc., Class A	3,097	36,700
Ollie’s Bargain Outlet Holdings, Inc.*	128	2,070
Tuesday Morning Corp.*	669	3,619

		76,024

Specialty Retail (6.8%)
Abercrombie & Fitch Co., Class A	5,827	123,474
American Eagle Outfitters, Inc.	1,893	29,588
America’s Car-Mart, Inc.*	593	19,622
Ascena Retail Group, Inc.*	11,740	163,303
Barnes & Noble Education, Inc.*	2,693	34,228
Barnes & Noble, Inc.	4,254	51,516
bebe stores, Inc.	2,331	2,191
Big 5 Sporting Goods Corp.	1,490	15,466
Build-A-Bear Workshop, Inc.*	1,116	21,081
Caleres, Inc.	3,339	101,940
Cato Corp., Class A	1,812	61,662
Children’s Place, Inc.	1,276	73,587
Christopher & Banks Corp.*	3,386	3,759
Citi Trends, Inc.	1,227	28,687
Conn’s, Inc.*	119,792	2,879,800
Destination XL Group, Inc.*	2,451	14,240
Express, Inc.*	695	12,420
Finish Line, Inc., Class A	2,774	53,538
Genesco, Inc.*	2,014	114,939
Group 1 Automotive, Inc.	1,543	131,387
Guess?, Inc.	5,179	110,623
Haverty Furniture Cos., Inc.	1,707	40,080
Hibbett Sports, Inc.*	67,000	2,345,670
Lumber Liquidators Holdings, Inc.*	2,290	30,091
MarineMax, Inc.*	1,053	14,879
Pep Boys-Manny, Moe & Jack*	4,502	54,879
Rent-A-Center, Inc.	4,445	107,791
Shoe Carnival, Inc.	1,246	29,655
Sonic Automotive, Inc., Class A	112,768	2,302,723
Sportsman’s Warehouse Holdings, Inc.*	898	11,063
Stage Stores, Inc.	2,674	26,312
Stein Mart, Inc.	2,440	23,619
Systemax, Inc.*	999	7,483
Tilly’s, Inc., Class A*	955	7,029
Vitamin Shoppe, Inc.*	2,355	76,867
West Marine, Inc.*	1,478	12,977
Zumiez, Inc.*	370	5,783

		9,143,952

Textiles, Apparel & Luxury Goods (0.2%)
Cherokee, Inc.*	68	1,055
Columbia Sportswear Co.	717	42,153
Crocs, Inc.*	1,446	18,690
Deckers Outdoor Corp.*	1,147	66,595
Iconix Brand Group, Inc.*	4,008	54,188
Movado Group, Inc.	1,340	34,612
Perry Ellis International, Inc.*	1,002	22,004
Sequential Brands Group, Inc.*	420	6,077
Unifi, Inc.*	1,169	34,848
Vera Bradley, Inc.*	1,784	22,496

		302,718

Total Consumer Discretionary		19,914,650

Consumer Staples (3.3%)
Beverages (0.0%)
Coca-Cola Bottling Co. Consolidated	34	6,575
Craft Brew Alliance, Inc.*	609	4,854

		11,429

Food & Staples Retailing (0.3%)
Andersons, Inc.	2,378	80,994
Fairway Group Holdings Corp.*	1,095	1,150
Ingles Markets, Inc., Class A	805	38,503
Smart & Final Stores, Inc.*	2,039	32,033
SpartanNash Co.	3,141	81,195
SUPERVALU, Inc.*	21,915	157,350
United Natural Foods, Inc.*	337	16,348
Village Super Market, Inc., Class A	584	13,788
Weis Markets, Inc.	920	38,410

		459,771

Food Products (2.7%)
Alico, Inc.	296	12,015
Amplify Snack Brands, Inc.*	506	5,419
Arcadia Biosciences, Inc.*	365	1,113
B&G Foods, Inc.	269	9,805
Boulder Brands, Inc.*	353	2,891
Darling Ingredients, Inc.*	203,844	2,291,206
Dean Foods Co.	4,281	70,722
Diamond Foods, Inc.*	114	3,518
Fresh Del Monte Produce, Inc.	2,788	110,154
John B. Sanfilippo & Son, Inc.	520	26,655
Lancaster Colony Corp.	541	52,737
Landec Corp.*	1,753	20,457
Omega Protein Corp.*	1,813	30,767
Post Holdings, Inc.*	5,112	302,119
Sanderson Farms, Inc.	1,885	129,254
Seaboard Corp.*	20	61,580
Seneca Foods Corp., Class A*	636	16,759
Snyder’s-Lance, Inc.	4,075	137,450

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Tootsie Roll Industries, Inc.	1,003	$31,384
TreeHouse Foods, Inc.*	3,558	276,777

		3,592,782

Household Products (0.1%)
Central Garden & Pet Co., Class A*	3,117	50,215
HRG Group, Inc.*	3,637	42,662
Oil-Dri Corp. of America	400	9,160
Orchids Paper Products Co.	567	14,798

		116,835

Personal Products (0.1%)
Elizabeth Arden, Inc.*	2,206	25,788
Inter Parfums, Inc.	842	20,890
Nature’s Sunshine Products, Inc.	854	10,231
Nutraceutical International Corp.*	718	16,952
Revlon, Inc., Class A*	705	20,762
Synutra International, Inc.*	234	1,112

		95,735

Tobacco (0.1%)
Universal Corp.	1,900	94,183

Total Consumer Staples		4,370,735

Energy (10.1%)
Energy Equipment & Services (8.6%)
Atwood Oceanics, Inc.	5,424	80,329
Basic Energy Services, Inc.*	3,602	11,887
Bristow Group, Inc.	2,910	76,126
C&J Energy Services Ltd.*	4,742	16,692
CARBO Ceramics, Inc.	1,646	31,258
Era Group, Inc.*	1,733	25,943
Exterran Holdings, Inc.	5,796	104,328
Fairmount Santrol Holdings, Inc.*	513	1,385
Forum Energy Technologies, Inc.*	4,956	60,513
Geospace Technologies Corp.*	1,095	15,122
Gulfmark Offshore, Inc., Class A	2,198	13,430
Helix Energy Solutions Group, Inc.*	8,867	42,473
Hornbeck Offshore Services, Inc.*	142,687	1,930,555
Independence Contract Drilling, Inc.*	1,323	6,589
ION Geophysical Corp.*	8,977	3,501
Key Energy Services, Inc.*	10,911	5,128
Matrix Service Co.*	167,248	3,758,063
McDermott International, Inc.*	19,980	85,914
Natural Gas Services Group, Inc.*	106,050	2,046,765
Newpark Resources, Inc.*	7,029	35,988
Nordic American Offshore Ltd.	1,625	9,750
North American Energy Partners, Inc.	370,000	806,600
North Atlantic Drilling Ltd.*	5,995	4,616
Oil States International, Inc.*	4,323	112,960
Parker Drilling Co.*	400,160	1,052,421
PHI, Inc. (Non-Voting)*	990	18,691
Pioneer Energy Services Corp.*	5,449	11,443
SEACOR Holdings, Inc.*	1,529	91,449
Seventy Seven Energy, Inc.*	4,839	6,678
Tesco Corp.	3,222	23,005
TETRA Technologies, Inc.*	6,632	39,195
Tidewater, Inc.	66,932	879,486
Unit Corp.*	4,215	47,461

		11,455,744

Oil, Gas & Consumable Fuels (1.5%)
Abraxas Petroleum Corp.*	7,953	10,180
Adams Resources & Energy, Inc.	183	7,503
Alon USA Energy, Inc.	2,607	47,108
Approach Resources, Inc.*	2,928	5,475
Ardmore Shipping Corp.	1,498	18,096
Bill Barrett Corp.*	4,240	13,992
Bonanza Creek Energy, Inc.*	4,179	17,009
Callon Petroleum Co.*	5,510	40,168
Carrizo Oil & Gas, Inc.*	4,075	124,451
Clayton Williams Energy, Inc.*	493	19,133
Clean Energy Fuels Corp.*	5,938	26,721
Cloud Peak Energy, Inc.*	5,245	13,794
Contango Oil & Gas Co.*	1,491	11,332
Delek U.S. Holdings, Inc.	2,150	59,555
DHT Holdings, Inc.	7,794	57,831
Dorian LPG Ltd.*	2,102	21,672
Earthstone Energy, Inc.*	110	1,672
Eclipse Resources Corp.*	4,093	7,981
Energy Fuels, Inc.*	1,517	4,414
Energy XXI Ltd.	7,980	8,379
Erin Energy Corp.*	925	3,626
EXCO Resources, Inc.*	12,837	9,628
Frontline Ltd.*	9,026	24,280
GasLog Ltd.	3,492	33,593
Gastar Exploration, Inc.*	6,569	7,554
Gener8 Maritime, Inc.*	1,145	12,538
Green Plains, Inc.	3,177	61,824
Halcon Resources Corp.*	30,616	16,226
Hallador Energy Co.	675	4,691
Jones Energy, Inc., Class A*	2,471	11,836
Matador Resources Co.*	2,473	51,290
Navios Maritime Acquisition Corp.	6,853	24,123
Nordic American Tankers Ltd.	7,462	113,422
Northern Oil and Gas, Inc.*	5,182	22,904
Oasis Petroleum, Inc.*	11,669	101,287
Pacific Ethanol, Inc.*	2,692	17,471
Panhandle Oil and Gas, Inc., Class A	741	11,975
Par Petroleum Corp.*	115	2,395
Parsley Energy, Inc., Class A*	4,853	73,135
PDC Energy, Inc.*	3,347	177,424
Peabody Energy Corp.	23,237	32,067
Penn Virginia Corp.*	6,288	3,333
Renewable Energy Group, Inc.*	3,679	30,462
REX American Resources Corp.*	463	23,437
Rex Energy Corp.*	4,137	8,564
Ring Energy, Inc.*	2,024	19,977
RSP Permian, Inc.*	4,958	100,400
Sanchez Energy Corp.*	4,287	26,365
SandRidge Energy, Inc.*	36,720	9,914
Scorpio Tankers, Inc.	14,968	137,257
Ship Finance International Ltd.	4,950	80,438
Stone Energy Corp.*	4,813	23,872
Synergy Resources Corp.*	7,759	76,038
Teekay Tankers Ltd., Class A	7,965	54,959
TransAtlantic Petroleum Ltd.*	2,050	5,207
Triangle Petroleum Corp.*	3,999	5,679
Ultra Petroleum Corp.*	6,608	42,225
W&T Offshore, Inc.	2,830	8,490
Westmoreland Coal Co.*	1,496	21,079

		2,007,451

Total Energy		13,463,195

Financials (27.6%)
Banks (11.7%)
1st Source Corp.	1,358	41,826
Access National Corp.	603	12,283
American National Bankshares, Inc.	722	16,931
Ameris Bancorp	2,695	77,481
Ames National Corp.	776	17,794
Arrow Financial Corp.	927	24,756
Banc of California, Inc.	3,046	37,374
BancFirst Corp.	609	38,428
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,523	58,407

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Bancorp, Inc.*	2,863	$21,816
BancorpSouth, Inc.	8,073	191,895
Bank of Marin Bancorp/California	501	24,043
Banner Corp.	1,751	83,645
Bar Harbor Bankshares	502	16,059
BBCN Bancorp, Inc.	6,644	99,793
Berkshire Hills Bancorp, Inc.	2,474	68,134
Blue Hills Bancorp, Inc.	2,342	32,437
BNC Bancorp	2,029	45,105
Boston Private Financial Holdings, Inc.	6,931	81,093
Bridge Bancorp, Inc.	1,240	33,120
Bryn Mawr Bank Corp.	1,493	46,388
BSB Bancorp, Inc./Massachusetts*	693	14,650
C1 Financial, Inc.*	521	9,925
Camden National Corp.	622	25,129
Capital Bank Financial Corp., Class A*	1,894	57,256
Capital City Bank Group, Inc.	912	13,607
Cardinal Financial Corp.	2,513	57,824
Cascade Bancorp*	2,612	14,131
Cathay General Bancorp	50,175	1,503,243
CenterState Banks, Inc.	3,795	55,786
Central Pacific Financial Corp.	1,923	40,325
Century Bancorp, Inc./Massachusetts, Class A	306	12,473
Chemical Financial Corp.	2,811	90,936
Citizens & Northern Corp.	1,014	19,793
City Holding Co.	1,272	62,710
CNB Financial Corp./Pennsylvania	1,196	21,731
CoBiz Financial, Inc.	3,027	39,381
Columbia Banking System, Inc.	4,812	150,183
Community Bank System, Inc.	3,411	126,787
Community Trust Bancorp, Inc.	1,309	46,483
CommunityOne Bancorp*	1,034	11,240
ConnectOne Bancorp, Inc.	2,499	48,231
CU Bancorp*	1,410	31,669
Customers Bancorp, Inc.*	2,247	57,748
CVB Financial Corp.	8,864	148,029
Eagle Bancorp, Inc.*	620	28,210
East West Bancorp, Inc.	65,000	2,497,300
Enterprise Bancorp, Inc./Massachusetts	618	12,959
Enterprise Financial Services Corp.	1,656	41,682
F.N.B. Corp./Pennsylvania	14,609	189,187
Farmers Capital Bank Corp.*	629	15,631
FCB Financial Holdings, Inc., Class A*	2,341	76,363
Fidelity Southern Corp.	1,467	31,012
Financial Institutions, Inc.	1,195	29,612
First Bancorp, Inc./Maine	902	17,228
First Bancorp/North Carolina	1,679	28,543
First BanCorp/Puerto Rico*	9,698	34,525
First Busey Corp.	1,984	39,422
First Business Financial Services, Inc.	748	17,593
First Citizens BancShares, Inc./North Carolina, Class A	646	145,996
First Commonwealth Financial Corp.	7,432	67,557
First Community Bancshares, Inc./Virginia	1,389	24,863
First Connecticut Bancorp, Inc./Connecticut	1,372	22,117
First Financial Bancorp	5,149	98,243
First Financial Bankshares, Inc.	2,246	71,378
First Financial Corp./Indiana	932	30,150
First Interstate BancSystem, Inc., Class A	1,642	45,713
First Merchants Corp.	3,150	82,593
First Midwest Bancorp, Inc./Illinois	6,513	114,238
First NBC Bank Holding Co.*	1,283	44,956
First of Long Island Corp.	1,034	27,949
FirstMerit Corp.	13,624	240,736
Flushing Financial Corp.	2,461	49,269
Franklin Financial Network, Inc.*	468	10,460
Fulton Financial Corp.	14,753	178,511
German American Bancorp, Inc.	1,112	32,548
Glacier Bancorp, Inc.	6,306	166,415
Great Southern Bancorp, Inc.	873	37,801
Great Western Bancorp, Inc.	3,445	87,400
Green Bancorp, Inc.*	860	9,856
Guaranty Bancorp	1,214	19,995
Hampton Roads Bankshares, Inc.*	2,998	5,696
Hancock Holding Co.	6,514	176,204
Hanmi Financial Corp.	2,659	67,007
Heartland Financial USA, Inc.	1,482	53,782
Heritage Commerce Corp.	1,878	21,297
Heritage Financial Corp./Washington	2,511	47,257
Heritage Oaks Bancorp	1,949	15,514
Hilltop Holdings, Inc.*	4,097	81,162
Home BancShares, Inc./Arkansas	866	35,073
HomeTrust Bancshares, Inc.*	1,490	27,639
Horizon Bancorp/Indiana	954	22,657
IBERIABANK Corp.	3,194	185,923
Independent Bank Corp./Massachusetts	2,183	100,636
Independent Bank Corp./Michigan	1,691	24,959
Independent Bank Group, Inc.	811	31,167
International Bancshares Corp.	4,522	113,186
Investors Bancorp, Inc.	28,787	355,232
Lakeland Bancorp, Inc.	3,155	35,052
Lakeland Financial Corp.	1,389	62,713
LegacyTexas Financial Group, Inc.	3,976	121,188
Live Oak Bancshares, Inc.	299	5,872
MainSource Financial Group, Inc.	1,803	36,709
MB Financial, Inc.	6,273	204,751
Mercantile Bank Corp.	1,415	29,404
Merchants Bancshares, Inc./Vermont	413	12,142
Metro Bancorp, Inc.	1,004	29,508
MidWestOne Financial Group, Inc.	666	19,487
National Bank Holdings Corp., Class A	2,784	57,156
National Bankshares, Inc./Virginia	577	17,950
National Commerce Corp.*	510	12,230
National Penn Bancshares, Inc.	11,697	137,440
NBT Bancorp, Inc.	3,675	99,005
NewBridge Bancorp	3,002	25,607
OFG Bancorp	3,762	32,842
Old National Bancorp/Indiana	9,765	136,026
Old Second Bancorp, Inc.*	2,084	12,983
Opus Bank	876	33,498
Pacific Continental Corp.	1,626	21,642
Pacific Premier Bancorp, Inc.*	1,786	36,292
Park National Corp.	1,090	98,340
Park Sterling Corp.	3,773	25,656
Peapack-Gladstone Financial Corp.	1,299	27,500
Penns Woods Bancorp, Inc.	411	16,818
Peoples Bancorp, Inc./Ohio	1,537	31,954
Peoples Financial Services Corp.	643	22,460
People’s Utah Bancorp	126	2,055
Pinnacle Financial Partners, Inc.	2,772	136,965
Preferred Bank/California	969	30,620
PrivateBancorp, Inc.	6,462	247,688

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Prosperity Bancshares, Inc.	5,767	$283,217
QCR Holdings, Inc.	989	21,629
Renasant Corp.	3,126	102,689
Republic Bancorp, Inc./Kentucky, Class A	815	20,008
S&T Bancorp, Inc.	2,901	94,631
Sandy Spring Bancorp, Inc.	2,055	53,800
Seacoast Banking Corp. of Florida*	1,968	28,890
ServisFirst Bancshares, Inc.	1,866	77,495
Sierra Bancorp	981	15,657
Simmons First National Corp., Class A	2,495	119,585
South State Corp.	1,912	146,975
Southside Bancshares, Inc.	2,120	58,406
Southwest Bancorp, Inc./Oklahoma	1,577	25,879
Square 1 Financial, Inc., Class A*	931	23,903
State Bank Financial Corp.	2,988	61,792
Sterling Bancorp/Delaware	10,035	149,220
Stock Yards Bancorp, Inc.	1,237	44,965
Stonegate Bank	943	29,997
Suffolk Bancorp	989	27,019
Sun Bancorp, Inc./New Jersey*	804	15,429
Talmer Bancorp, Inc., Class A	4,085	68,015
Texas Capital Bancshares, Inc.*	3,560	186,615
Tompkins Financial Corp.	1,253	66,860
Towne Bank/Virginia	3,796	71,555
TriCo Bancshares	1,901	46,708
TriState Capital Holdings, Inc.*	1,775	22,134
Triumph Bancorp, Inc.*	1,260	21,168
Trustmark Corp.	5,645	130,795
UMB Financial Corp.	3,289	167,114
Umpqua Holdings Corp.	18,170	296,171
Union Bankshares Corp.	3,762	90,288
United Bankshares, Inc./West Virginia	5,695	216,353
United Community Banks, Inc./Georgia	4,438	90,713
Univest Corp. of Pennsylvania	1,634	31,405
Valley National Bancorp	19,442	191,309
Washington Trust Bancorp, Inc.	1,235	47,486
Webster Financial Corp.	7,471	266,192
WesBanco, Inc.	3,211	100,986
West Bancorp, Inc.	1,339	25,106
Westamerica Bancorp	2,140	95,102
Western Alliance Bancorp*	3,514	107,915
Wilshire Bancorp, Inc.	5,883	61,830
Wintrust Financial Corp.	3,967	211,957
Yadkin Financial Corp.	2,098	45,086

		15,640,082

Capital Markets (0.6%)
Actua Corp.*	3,393	39,902
Arlington Asset Investment Corp., Class A	1,921	26,990
Calamos Asset Management, Inc., Class A	1,459	13,831
CIFC Corp.	561	4,011
Cowen Group, Inc., Class A*	8,788	40,073
Houlihan Lokey, Inc.*	664	14,475
INTL FCStone, Inc.*	933	23,036
Investment Technology Group, Inc.	2,489	33,203
Janus Capital Group, Inc.	11,254	153,054
KCG Holdings, Inc., Class A*	2,516	27,601
Ladenburg Thalmann Financial Services, Inc.*	7,804	16,466
Moelis & Co., Class A	177	4,648
Oppenheimer Holdings, Inc., Class A	849	16,988
Piper Jaffray Cos.*	1,205	43,585
RCS Capital Corp., Class A*	3,996	3,237
Safeguard Scientifics, Inc.*	1,731	26,900
Stifel Financial Corp.*	5,676	238,960
Virtus Investment Partners, Inc.	540	54,270
Walter Investment Management Corp.*	3,154	51,253

		832,483

Consumer Finance (2.4%)
Cash America International, Inc.	2,301	64,359
Encore Capital Group, Inc.*	1,829	67,673
Enova International, Inc.*	277	2,831
Ezcorp, Inc., Class A*	4,334	26,741
First Cash Financial Services, Inc.*	189	7,571
Green Dot Corp., Class A*	3,846	67,690
JG Wentworth Co., Class A*	1,201	5,921
Nelnet, Inc., Class A	1,995	69,047
Regional Management Corp.*	190,818	2,957,679
World Acceptance Corp.*	222	5,958

		3,275,470

Diversified Financial Services (0.2%)
FNFV Group*	6,690	78,407
GAIN Capital Holdings, Inc.	2,275	16,562
Marlin Business Services Corp.	716	11,019
NewStar Financial, Inc.*	1,989	16,310
PHH Corp.*	4,167	58,838
PICO Holdings, Inc.*	1,946	18,837
Resource America, Inc., Class A	1,183	7,867
Tiptree Financial, Inc., Class A	2,495	15,968

		223,808

Insurance (2.5%)
Ambac Financial Group, Inc.*	3,261	47,187
American Equity Investment Life Holding Co.	6,819	158,951
AMERISAFE, Inc.	1,585	78,822
Argo Group International Holdings Ltd.	2,337	132,251
Atlas Financial Holdings, Inc.*	476	8,806
Baldwin & Lyons, Inc., Class B	785	17,034
Citizens, Inc./Texas*	4,087	30,326
CNO Financial Group, Inc.	16,475	309,895
Crawford & Co., Class B	1,640	9,200
Donegal Group, Inc., Class A	719	10,109
EMC Insurance Group, Inc.	643	14,924
Employers Holdings, Inc.	1,035	23,070
Enstar Group Ltd.*	763	114,450
FBL Financial Group, Inc., Class A	801	49,277
Federated National Holding Co.	1,191	28,608
Fidelity & Guaranty Life	940	23,068
First American Financial Corp.	8,947	349,559
Global Indemnity plc*	700	18,319
Greenlight Capital Reinsurance Ltd., Class A*	2,432	54,185
Hallmark Financial Services, Inc.*	1,207	13,868
HCI Group, Inc.	638	24,735
Heritage Insurance Holdings, Inc.*	767	15,133
Horace Mann Educators Corp.	3,439	114,244
Independence Holding Co.	586	7,595
Infinity Property & Casualty Corp.	959	77,238
James River Group Holdings Ltd.	904	24,309
Kansas City Life Insurance Co.	311	14,614
Kemper Corp.	3,637	128,641
Maiden Holdings Ltd.	3,707	51,453
MBIA, Inc.*	11,100	67,488
National General Holdings Corp.	3,002	57,909
National Interstate Corp.	449	11,979

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
National Western Life Insurance Co., Class A	189	$42,090
Navigators Group, Inc.*	892	69,558
OneBeacon Insurance Group Ltd., Class A	1,904	26,732
Primerica, Inc.	4,307	194,116
RLI Corp.	3,609	193,190
Safety Insurance Group, Inc.	1,258	68,121
Selective Insurance Group, Inc.	4,753	147,628
State Auto Financial Corp.	1,254	28,604
State National Cos., Inc.	2,398	22,421
Stewart Information Services Corp.	1,927	78,834
Symetra Financial Corp.	6,275	198,541
Third Point Reinsurance Ltd.*	6,594	88,689
United Fire Group, Inc.	1,685	59,059
United Insurance Holdings Corp.	1,436	18,883

		3,323,713

Real Estate Investment Trusts (REITs) (8.0%)
Acadia Realty Trust (REIT)	5,792	174,165
AG Mortgage Investment Trust, Inc. (REIT)	2,485	37,822
Agree Realty Corp. (REIT)	1,522	45,432
Alexander’s, Inc. (REIT)	16	5,984
Altisource Residential Corp. (REIT)	4,825	67,164
American Assets Trust, Inc. (REIT)	362	14,791
American Capital Mortgage Investment Corp. (REIT)	4,332	63,854
American Residential Properties, Inc. (REIT)	2,774	47,907
Anworth Mortgage Asset Corp. (REIT)	8,814	43,541
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,978	78,204
Apollo Residential Mortgage, Inc. (REIT)	2,704	34,233
Ares Commercial Real Estate Corp. (REIT)	2,370	28,416
Armada Hoffler Properties, Inc. (REIT)	2,255	22,031
ARMOUR Residential REIT, Inc. (REIT)	3,772	75,599
Ashford Hospitality Prime, Inc. (REIT)	2,382	33,420
Ashford Hospitality Trust, Inc. (REIT)	7,044	42,968
Bluerock Residential Growth REIT, Inc. (REIT)	1,644	19,695
Campus Crest Communities, Inc. (REIT)	5,392	28,685
Capstead Mortgage Corp. (REIT)	8,140	80,505
CatchMark Timber Trust, Inc. (REIT), Class A	3,367	34,613
Cedar Realty Trust, Inc. (REIT)	7,118	44,203
Chambers Street Properties (REIT)	19,895	129,119
Chatham Lodging Trust (REIT)	3,240	69,595
Chesapeake Lodging Trust (REIT)	5,028	131,030
Colony Capital, Inc. (REIT), Class A	9,410	184,060
CorEnergy Infrastructure Trust, Inc. (REIT)	4,951	21,883
Cousins Properties, Inc. (REIT)	18,196	167,767
CubeSmart (REIT)	3,038	82,664
CyrusOne, Inc. (REIT)	499	16,297
CYS Investments, Inc. (REIT)	13,394	97,240
DCT Industrial Trust, Inc. (REIT)	7,481	251,811
DiamondRock Hospitality Co. (REIT)	16,867	186,380
DuPont Fabros Technology, Inc. (REIT)	3,471	89,830
Dynex Capital, Inc. (REIT)	4,690	30,766
EastGroup Properties, Inc. (REIT)	2,163	117,191
Education Realty Trust, Inc. (REIT)	4,107	135,326
EPR Properties (REIT)	4,720	243,410
Equity One, Inc. (REIT)	5,645	137,399
FelCor Lodging Trust, Inc. (REIT)	12,031	85,059
First Industrial Realty Trust, Inc. (REIT)	9,291	194,646
First Potomac Realty Trust (REIT)	4,961	54,571
Franklin Street Properties Corp. (REIT)	7,557	81,238
Geo Group, Inc. (REIT)	6,244	185,697
Getty Realty Corp. (REIT)	2,188	34,570
Gladstone Commercial Corp. (REIT)	1,776	25,059
Government Properties Income Trust (REIT)	5,806	92,896
Gramercy Property Trust, Inc. (REIT)	4,808	99,862
Great Ajax Corp. (REIT)	457	5,653
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,715	46,752
Hatteras Financial Corp. (REIT)	8,169	123,760
Healthcare Realty Trust, Inc. (REIT)	8,451	210,007
Hersha Hospitality Trust (REIT)	4,152	94,084
Highwoods Properties, Inc. (REIT)	7,915	306,706
Hudson Pacific Properties, Inc. (REIT)	6,267	180,427
Independence Realty Trust, Inc. (REIT)	2,779	20,035
InfraREIT, Inc. (REIT)	1,861	44,069
Inland Real Estate Corp. (REIT)	5,044	40,856
Invesco Mortgage Capital, Inc. (REIT)	10,425	127,602
Investors Real Estate Trust (REIT)	10,336	80,001
iStar, Inc. (REIT)*	7,170	90,199
Kite Realty Group Trust (REIT)	7,034	167,480
Ladder Capital Corp. (REIT)	3,347	47,929
LaSalle Hotel Properties (REIT)	9,294	263,857
Lexington Realty Trust (REIT)	17,262	139,822
LTC Properties, Inc. (REIT)	2,832	120,841
Mack-Cali Realty Corp. (REIT)	7,509	141,770
Medical Properties Trust, Inc. (REIT)	19,655	217,384
Monmouth Real Estate Investment Corp. (REIT)	5,046	49,199
Monogram Residential Trust, Inc. (REIT)	14,042	130,731
National Health Investors, Inc. (REIT)	2,017	115,957
National Storage Affiliates Trust (REIT)	181	2,453
New Residential Investment Corp. (REIT)	19,106	250,289
New Senior Investment Group, Inc. (REIT)	7,278	76,128
New York Mortgage Trust, Inc. (REIT)	9,305	51,084
New York REIT, Inc. (REIT)	13,677	137,591
NexPoint Residential Trust, Inc. (REIT)	1,649	22,031
One Liberty Properties, Inc. (REIT)	1,076	22,951
Orchid Island Capital, Inc. (REIT)	1,961	18,139
Parkway Properties, Inc. (REIT)	7,137	111,052
Pebblebrook Hotel Trust (REIT)	5,896	209,013
Pennsylvania Real Estate Investment Trust (REIT)	5,813	115,272

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
PennyMac Mortgage Investment Trust (REIT)	4,210	$65,129
Physicians Realty Trust (REIT)	5,943	89,680
Potlatch Corp. (REIT)	976	28,099
Preferred Apartment Communities, Inc. (REIT), Class A	1,883	20,487
PS Business Parks, Inc. (REIT)	1,487	118,038
QTS Realty Trust, Inc. (REIT), Class A	143	6,248
RAIT Financial Trust (REIT)	7,557	37,483
Ramco-Gershenson Properties Trust (REIT)	6,678	100,237
Redwood Trust, Inc. (REIT)	7,112	98,430
Resource Capital Corp. (REIT)	2,836	31,678
Retail Opportunity Investments Corp. (REIT)	8,350	138,109
Rexford Industrial Realty, Inc. (REIT)	4,715	65,020
RLJ Lodging Trust (REIT)	7,059	178,381
Rouse Properties, Inc. (REIT)	3,089	48,127
Sabra Health Care REIT, Inc. (REIT)	4,653	107,857
Saul Centers, Inc. (REIT)	135	6,986
Select Income REIT (REIT)	5,302	100,791
Silver Bay Realty Trust Corp. (REIT)	3,138	50,239
Sovran Self Storage, Inc. (REIT)	339	31,968
STAG Industrial, Inc. (REIT)	5,487	99,918
STORE Capital Corp. (REIT)	3,111	64,273
Strategic Hotels & Resorts, Inc. (REIT)*	23,070	318,135
Summit Hotel Properties, Inc. (REIT)	7,294	85,121
Sun Communities, Inc. (REIT)	3,219	218,119
Sunstone Hotel Investors, Inc. (REIT)	17,510	231,657
Terreno Realty Corp. (REIT)	3,647	71,627
UMH Properties, Inc. (REIT)	1,944	18,079
United Development Funding IV (REIT)	2,613	45,989
Urstadt Biddle Properties, Inc. (REIT), Class A	2,011	37,686
Washington Real Estate Investment Trust (REIT)	5,761	143,622
Western Asset Mortgage Capital Corp. (REIT)	3,623	45,686
Whitestone REIT (REIT)	2,302	26,542
Xenia Hotels & Resorts, Inc. (REIT)	9,399	164,107

		10,643,270

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	4,111	141,130
Altisource Asset Management Corp.*	18	431
AV Homes, Inc.*	1,050	14,196
Consolidated-Tomoka Land Co.	270	13,446
Forestar Group, Inc.*	2,826	37,162
FRP Holdings, Inc.*	579	17,451
Kennedy-Wilson Holdings, Inc.	7,058	156,476
RE/MAX Holdings, Inc., Class A	1,003	36,088
St. Joe Co.*	3,105	59,399
Tejon Ranch Co.*	1,168	25,474

		501,253

Thrifts & Mortgage Finance (1.8%)
Anchor BanCorp Wisconsin, Inc.*	658	28,024
Astoria Financial Corp.	7,538	121,362
Bank Mutual Corp.	3,853	29,591
BankFinancial Corp.	1,529	19,006
BBX Capital Corp., Class A*	232	3,735
Bear State Financial, Inc.*	1,085	9,657
Beneficial Bancorp, Inc.*	6,937	91,985
Brookline Bancorp, Inc.	5,846	59,278
Capitol Federal Financial, Inc.	11,761	142,543
Charter Financial Corp./Maryland	1,395	17,689
Clifton Bancorp, Inc.	2,292	31,813
Dime Community Bancshares, Inc.	2,620	44,278
EverBank Financial Corp.	8,113	156,581
Federal Agricultural Mortgage Corp., Class C	882	22,870
First Defiance Financial Corp.	780	28,517
Flagstar Bancorp, Inc.*	1,703	35,014
Fox Chase Bancorp, Inc.	986	17,117
Hingham Institution for Savings	113	13,111
HomeStreet, Inc.*	1,281	29,591
Impac Mortgage Holdings, Inc.*	41	670
Kearny Financial Corp.	7,842	89,948
Meridian Bancorp, Inc.	3,929	53,709
Meta Financial Group, Inc.	590	24,644
MGIC Investment Corp.*	15,680	145,197
Nationstar Mortgage Holdings, Inc.*	3,310	45,910
NMI Holdings, Inc., Class A*	4,211	32,004
Northfield Bancorp, Inc.	3,925	59,699
Northwest Bancshares, Inc.	8,484	110,292
OceanFirst Financial Corp.	1,120	19,286
Ocwen Financial Corp.*	9,022	60,538
Oritani Financial Corp.	3,666	57,263
PennyMac Financial Services, Inc., Class A*	468	7,488
Provident Financial Services, Inc.	5,488	107,016
Radian Group, Inc.	16,033	255,085
Stonegate Mortgage Corp.*	1,077	7,657
Territorial Bancorp, Inc.	720	18,749
TrustCo Bank Corp.	7,902	46,148
United Community Financial Corp./Ohio	4,053	20,265
United Financial Bancorp, Inc.	3,387	44,200
Walker & Dunlop, Inc.*	1,128	29,418
Washington Federal, Inc.	7,930	180,408
Waterstone Financial, Inc.	2,131	28,726
WSFS Financial Corp.	2,367	68,193

		2,414,275

Total Financials		36,854,354

Health Care (2.2%)
Biotechnology (0.3%)
ACADIA Pharmaceuticals, Inc.*	508	16,800
Acorda Therapeutics, Inc.*	329	8,722
Adamas Pharmaceuticals, Inc.*	879	14,714
Agenus, Inc.*	1,204	5,538
Aimmune Therapeutics, Inc.*	97	2,456
Akebia Therapeutics, Inc.*	2,076	20,054
Array BioPharma, Inc.*	2,106	9,603
Arrowhead Research Corp.*	2,307	13,288
Axovant Sciences Ltd.*	143	1,848
BioCryst Pharmaceuticals, Inc.*	1,156	13,178
Calithera Biosciences, Inc.*	892	4,844
Celldex Therapeutics, Inc.*	733	7,726
Chiasma, Inc.*	93	1,849
Cytokinetics, Inc.*	1,399	9,359
Emergent BioSolutions, Inc.*	758	21,595
Geron Corp.*	761	2,100
Global Blood Therapeutics, Inc.*	60	2,530
Idera Pharmaceuticals, Inc.*	465	1,558
Ignyta, Inc.*	735	6,453
Immunomedics, Inc.*	561	965
Inovio Pharmaceuticals, Inc.*	666	3,849
Lexicon Pharmaceuticals, Inc.*	2,068	22,210
Loxo Oncology, Inc.*	658	11,502
Merrimack Pharmaceuticals, Inc.*	511	4,349
Navidea Biopharmaceuticals, Inc.*	2,545	5,803

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ocata Therapeutics, Inc.*	484	$2,023
Osiris Therapeutics, Inc.*	133	2,457
PDL BioPharma, Inc.	13,789	69,359
Peregrine Pharmaceuticals, Inc.*	1,278	1,304
Rigel Pharmaceuticals, Inc.*	1,649	4,073
Seres Therapeutics, Inc.*	55	1,630
Spectrum Pharmaceuticals, Inc.*	4,121	24,644
Stemline Therapeutics, Inc.*	1,045	9,227
Threshold Pharmaceuticals, Inc.*	292	1,188
Tokai Pharmaceuticals, Inc.*	450	4,658
Vanda Pharmaceuticals, Inc.*	678	7,648
Verastem, Inc.*	2,336	4,181
Versartis, Inc.*	1,734	19,993
XOMA Corp.*	1,429	1,074

		366,352

Health Care Equipment & Supplies (0.8%)
Analogic Corp.	949	77,856
AngioDynamics, Inc.*	2,124	28,016
Anika Therapeutics, Inc.*	275	8,753
AtriCure, Inc.*	575	12,598
Cardiovascular Systems, Inc.*	131	2,075
Cerus Corp.*	1,160	5,266
ConforMIS, Inc.*	123	2,221
CONMED Corp.	2,307	110,136
CryoLife, Inc.	2,171	21,124
Cutera, Inc.*	399	5,219
Cynosure, Inc., Class A*	157	4,716
Entellus Medical, Inc.*	73	1,316
Exactech, Inc.*	856	14,920
Glaukos Corp.*	85	2,056
Greatbatch, Inc.*	2,138	120,626
Haemonetics Corp.*	2,270	73,366
Halyard Health, Inc.*	3,900	110,916
ICU Medical, Inc.*	422	46,209
Integra LifeSciences Holdings Corp.*	1,329	79,142
Invacare Corp.	2,704	39,127
LeMaitre Vascular, Inc.	624	7,607
Meridian Bioscience, Inc.	560	9,576
Merit Medical Systems, Inc.*	3,678	87,941
OraSure Technologies, Inc.*	4,384	19,465
Orthofix International N.V.*	1,571	53,021
Quidel Corp.*	1,433	27,055
Rockwell Medical, Inc.*	446	3,439
RTI Surgical, Inc.*	857	4,868
SeaSpine Holdings Corp.*	387	6,269
SurModics, Inc.*	869	18,979
Tornier N.V.*	1,368	27,894
TransEnterix, Inc.*	3,160	7,142
Unilife Corp.*	1,673	1,639
Wright Medical Group, Inc.*	2,158	45,361

		1,085,914

Health Care Providers & Services (0.8%)
Aceto Corp.	313	8,592
Addus HomeCare Corp.*	477	14,858
Alliance HealthCare Services, Inc.*	309	3,016
Almost Family, Inc.*	604	24,190
Amedisys, Inc.*	476	18,074
Amsurg Corp.*	3,067	238,337
BioScrip, Inc.*	5,762	10,775
Cross Country Healthcare, Inc.*	1,014	13,800
Ensign Group, Inc.	154	6,565
Five Star Quality Care, Inc.*	3,578	11,056
Genesis Healthcare, Inc.*	1,560	9,563
Hanger, Inc.*	2,968	40,483
Healthways, Inc.*	2,610	29,023
IPC Healthcare, Inc.*	577	44,827
Kindred Healthcare, Inc.	6,989	110,077
LHC Group, Inc.*	1,021	45,710
Magellan Health, Inc.*	2,293	127,101
National HealthCare Corp.	846	51,513
National Research Corp., Class A	159	1,898
Owens & Minor, Inc.	5,289	168,931
PharMerica Corp.*	2,548	72,542
Select Medical Holdings Corp.	559	6,032
Surgical Care Affiliates, Inc.*	104	3,400
Teladoc, Inc.*	107	2,385
Triple-S Management Corp., Class B*	2,030	36,154
Trupanion, Inc.*	256	1,933
Universal American Corp.*	4,160	28,454

		1,129,289

Health Care Technology (0.0%)
Evolent Health, Inc., Class A*	182	2,905
MedAssets, Inc.*	342	6,860
Vocera Communications, Inc.*	760	8,672

		18,437

Life Sciences Tools & Services (0.1%)
Affymetrix, Inc.*	4,643	39,651
Harvard Bioscience, Inc.*	2,769	10,467
Luminex Corp.*	3,356	56,750

		106,868

Pharmaceuticals (0.2%)
Amphastar Pharmaceuticals, Inc.*	908	10,614
Aratana Therapeutics, Inc.*	223	1,887
Assembly Biosciences, Inc.*	46	440
Dermira, Inc.*	836	19,512
Endocyte, Inc.*	3,162	14,482
Medicines Co.*	4,992	189,496
Omeros Corp.*	231	2,532
Theravance Biopharma, Inc.*	2,126	23,365
Theravance, Inc.	932	6,692

		269,020

Total Health Care		2,975,880

Industrials (27.3%)
Aerospace & Defense (1.1%)
AAR Corp.	2,961	56,170
Aerojet Rocketdyne Holdings, Inc.*	2,776	44,916
Aerovironment, Inc.*	1,650	33,066
American Science & Engineering, Inc.	616	21,905
Cubic Corp.	1,811	75,953
Curtiss-Wright Corp.	3,759	234,637
DigitalGlobe, Inc.*	6,071	115,471
Ducommun, Inc.*	931	18,685
Engility Holdings, Inc.	1,494	38,515
Esterline Technologies Corp.*	2,426	174,405
KEYW Holding Corp.*	2,829	17,398
KLX, Inc.*	4,412	157,685
Kratos Defense & Security Solutions, Inc.*	3,718	15,690
Moog, Inc., Class A*	2,951	159,561
National Presto Industries, Inc.	407	34,294
Sparton Corp.*	353	7,554
Teledyne Technologies, Inc.*	2,204	199,021
Vectrus, Inc.*	93	2,050

		1,406,976

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	4,408	37,689
Atlas Air Worldwide Holdings, Inc.*	2,097	72,472
Hub Group, Inc., Class A*	269	9,794
UTi Worldwide, Inc.*	7,700	35,343
XPO Logistics, Inc.*	1,056	25,165

		180,463

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (0.1%)
Republic Airways Holdings, Inc.*	4,367	$25,241
SkyWest, Inc.	4,296	71,657
Virgin America, Inc.*	134	4,587

		101,485

Building Products (1.7%)
Gibraltar Industries, Inc.*	2,575	47,251
Griffon Corp.	2,178	34,347
Insteel Industries, Inc.	137	2,203
NCI Building Systems, Inc.*	180,000	1,902,600
Quanex Building Products Corp.	2,620	47,606
Simpson Manufacturing Co., Inc.	3,231	108,206
Universal Forest Products, Inc.	1,682	97,018

		2,239,231

Commercial Services & Supplies (4.7%)
ABM Industries, Inc.	4,686	127,975
ACCO Brands Corp.*	9,181	64,910
Brady Corp., Class A	3,984	78,325
Casella Waste Systems, Inc., Class A*	2,756	15,985
CECO Environmental Corp.	1,765	14,455
Civeo Corp.	8,725	12,913
Deluxe Corp.	1,898	105,795
Ennis, Inc.	2,148	37,289
Essendant, Inc.	3,205	103,938
G&K Services, Inc., Class A	462	30,778
Heritage-Crystal Clean, Inc.*	981	10,075
InnerWorkings, Inc.*	1,859	11,619
Kimball International, Inc., Class B	1,828	17,293
Matthews International Corp., Class A	2,617	128,155
McGrath RentCorp	2,192	58,504
Mobile Mini, Inc.	86,468	2,662,350
MSA Safety, Inc.	880	35,174
NL Industries, Inc.*	606	1,812
Quad/Graphics, Inc.	2,389	28,907
SP Plus Corp.*	95	2,199
Team, Inc.*	74,000	2,376,880
Tetra Tech, Inc.	5,053	122,838
TRC Cos., Inc.*	1,429	16,905
UniFirst Corp.	1,247	133,192
Viad Corp.	1,718	49,805
West Corp.	3,776	84,582

		6,332,653

Construction & Engineering (3.0%)
Aegion Corp.*	3,066	50,528
Ameresco, Inc., Class A*	1,708	10,043
Argan, Inc.	148	5,133
Comfort Systems USA, Inc.	196	5,343
EMCOR Group, Inc.	5,265	232,976
Furmanite Corp.*	302,534	1,839,407
Granite Construction, Inc.	3,313	98,297
Great Lakes Dredge & Dock Corp.*	4,714	23,758
HC2 Holdings, Inc.*	586	4,108
MasTec, Inc.*	5,618	88,933
MYR Group, Inc.*	1,769	46,348
Northwest Pipe Co.*	789	10,304
Orion Marine Group, Inc.*	262,400	1,569,152
Primoris Services Corp.	1,050	18,805
Tutor Perini Corp.*	3,165	52,096

		4,055,231

Electrical Equipment (0.2%)
Encore Wire Corp.	383	12,512
EnerSys, Inc.	2,722	145,845
Franklin Electric Co., Inc.	295	8,033
FuelCell Energy, Inc.*	15,177	11,152
General Cable Corp.	349	4,153
LSI Industries, Inc.	1,762	14,871
Plug Power, Inc.*	5,813	10,638
Powell Industries, Inc.	767	23,087
PowerSecure International, Inc.*	1,569	18,075
Preformed Line Products Co.	222	8,247
Sunrun, Inc.*	1,299	13,471
Thermon Group Holdings, Inc.*	2,328	47,840
Vicor Corp.*	180	1,836

		319,760

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	2,763	46,833

Machinery (2.2%)
Accuride Corp.*	205	568
Actuant Corp., Class A	5,006	92,060
Alamo Group, Inc.	810	37,867
Albany International Corp., Class A	2,034	58,193
Altra Industrial Motion Corp.	444	10,265
American Railcar Industries, Inc.	592	21,407
Astec Industries, Inc.	1,581	52,979
Barnes Group, Inc.	4,581	165,145
Briggs & Stratton Corp.	3,743	72,277
Chart Industries, Inc.*	2,560	49,178
CIRCOR International, Inc.	1,442	57,853
CLARCOR, Inc.	244	11,634
Columbus McKinnon Corp.	1,674	30,400
Douglas Dynamics, Inc.	1,409	27,983
EnPro Industries, Inc.	777	30,435
ESCO Technologies, Inc.	2,180	78,262
ExOne Co.*	844	5,663
Federal Signal Corp.	5,216	71,511
FreightCar America, Inc.	516	8,855
Global Brass & Copper Holdings, Inc.	208	4,266
Gorman-Rupp Co.	1,226	29,387
Graham Corp.	857	15,126
Hurco Cos., Inc.	540	14,170
Hyster-Yale Materials Handling, Inc.	572	33,079
Kadant, Inc.	771	30,077
L.B. Foster Co., Class A	892	10,954
Lindsay Corp.	151	10,236
Lydall, Inc.*	950	27,065
Meritor, Inc.*	3,623	38,512
Milacron Holdings Corp.*	570	10,003
Miller Industries, Inc.	875	17,097
Mueller Industries, Inc.	1,539	45,524
Navistar International Corp.*	117,026	1,488,571
Standex International Corp.	290	21,852
Tennant Co.	109	6,124
Titan International, Inc.	3,426	22,646
TriMas Corp.*	3,556	58,141
Twin Disc, Inc.	706	8,761
Watts Water Technologies, Inc., Class A	2,360	124,655
Woodward, Inc.	1,691	68,824

		2,967,605

Marine (2.1%)
Eagle Bulk Shipping, Inc.*	1,845	10,941
Golden Ocean Group Ltd.	5,517	13,572
Kirby Corp.*	43,000	2,663,850
Matson, Inc.	295	11,354
Navios Maritime Holdings, Inc.	6,779	16,880
Safe Bulkers, Inc.	3,178	8,771
Scorpio Bulkers, Inc.*	28,097	41,022
Ultrapetrol Bahamas Ltd.*	1,971	808

		2,767,198

Professional Services (0.6%)
Acacia Research Corp.	4,323	39,253

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
CBIZ, Inc.*	4,275	$41,981
CDI Corp.	1,223	10,457
CRA International, Inc.*	806	17,394
Exponent, Inc.	148	6,595
Franklin Covey Co.*	932	14,968
FTI Consulting, Inc.*	3,234	134,243
Heidrick & Struggles International, Inc.	1,457	28,339
Hill International, Inc.*	3,243	10,637
Huron Consulting Group, Inc.*	1,720	107,552
ICF International, Inc.*	1,665	50,599
Kelly Services, Inc., Class A	2,482	35,095
Korn/Ferry International	1,921	63,527
Mistras Group, Inc.*	644	8,275
Navigant Consulting, Inc.*	4,096	65,167
Pendrell Corp.*	13,658	9,834
Resources Connection, Inc.	2,626	39,574
RPX Corp.*	4,034	55,346
TriNet Group, Inc.*	273	4,586
Volt Information Sciences, Inc.*	322	2,930
VSE Corp.	369	14,786

		761,138

Road & Rail (3.8%)
ArcBest Corp.	1,467	37,804
Celadon Group, Inc.	721	11,550
Con-way, Inc.	4,835	229,421
Covenant Transportation Group, Inc., Class A*	63	1,132
Genesee & Wyoming, Inc., Class A*	40,000	2,363,200
Marten Transport Ltd.	1,794	29,009
Roadrunner Transportation Systems, Inc.*	1,429	26,294
Saia, Inc.*	74,000	2,290,300
Universal Truckload Services, Inc.	212	3,301
USA Truck, Inc.*	507	8,736
Werner Enterprises, Inc.	2,831	71,058
YRC Worldwide, Inc.*	2,204	29,225

		5,101,030

Trading Companies & Distributors (7.6%)
Aircastle Ltd.	5,220	107,584
Applied Industrial Technologies, Inc.	2,035	77,635
Beacon Roofing Supply, Inc.*	3,143	102,116
CAI International, Inc.*	1,480	14,919
DXP Enterprises, Inc.*	77,736	2,120,638
Kaman Corp.	2,095	75,106
Lawson Products, Inc.*	142	3,074
MRC Global, Inc.*	8,625	96,169
Neff Corp., Class A*	680	3,801
Real Industry, Inc.*	709	6,253
Rush Enterprises, Inc., Class A*	112,971	2,733,898
Stock Building Supply Holdings, Inc.*	125,000	2,201,250
TAL International Group, Inc.*	180,798	2,471,509
Textainer Group Holdings Ltd.	1,857	30,622
Titan Machinery, Inc.*	1,441	16,543
Univar, Inc.*	1,576	28,605
Veritiv Corp.*	701	26,105

		10,115,827

Transportation Infrastructure (0.1%)
Wesco Aircraft Holdings, Inc.*	5,162	62,976

Total Industrials		36,458,406

Information Technology (5.4%)
Communications Equipment (0.6%)
ADTRAN, Inc.	3,987	58,210
Applied Optoelectronics, Inc.*	261	4,902
Bel Fuse, Inc., Class B	864	16,796
Black Box Corp.	1,300	19,162
Calix, Inc.*	3,709	28,893
Comtech Telecommunications Corp.	1,361	28,050
Digi International, Inc.*	2,084	24,570
Emcore Corp.*	1,642	11,166
Extreme Networks, Inc.*	7,639	25,667
Finisar Corp.*	8,689	96,709
Harmonic, Inc.*	6,224	36,099
InterDigital, Inc.	313	15,838
Ixia*	543	7,868
KVH Industries, Inc.*	309	3,090
NETGEAR, Inc.*	2,585	75,404
NetScout Systems, Inc.*	3,705	131,046
Novatel Wireless, Inc.*	304	672
Oclaro, Inc.*	8,004	18,409
Polycom, Inc.*	11,295	118,372
ShoreTel, Inc.*	4,225	31,561
Sonus Networks, Inc.*	4,142	23,692
Ubiquiti Networks, Inc.	152	5,151
ViaSat, Inc.*	532	34,202

		815,529

Electronic Equipment, Instruments & Components (1.8%)
Agilysys, Inc.*	1,249	13,889
Anixter International, Inc.*	2,390	138,094
AVX Corp.	3,821	50,017
Benchmark Electronics, Inc.*	4,387	95,461
Checkpoint Systems, Inc.	3,488	25,288
Coherent, Inc.*	1,820	99,554
Control4 Corp.*	1,767	14,419
CTS Corp.	2,766	51,199
Daktronics, Inc.	2,583	22,395
DTS, Inc.*	177	4,726
Electro Rent Corp.	1,366	14,179
Fabrinet*	2,958	54,220
FARO Technologies, Inc.*	1,122	39,270
Gerber Scientific, Inc. (Escrow Shares)*†	2,344	—
GSI Group, Inc.*	2,865	36,471
II-VI, Inc.*	4,377	70,382
Insight Enterprises, Inc.*	3,244	83,857
Itron, Inc.*	3,219	102,718
Kimball Electronics, Inc.*	2,433	29,026
Knowles Corp.*	7,312	134,760
Littelfuse, Inc.	258	23,517
Mercury Systems, Inc.*	2,841	45,200
Multi-Fineline Electronix, Inc.*	761	12,709
Newport Corp.*	2,228	30,635
OSI Systems, Inc.*	1,234	94,969
Park Electrochemical Corp.	1,718	30,220
PC Connection, Inc.	873	18,097
Plexus Corp.*	1,749	67,476
Rofin-Sinar Technologies, Inc.*	2,071	53,701
Rogers Corp.*	1,072	57,009
Sanmina Corp.*	6,906	147,581
ScanSource, Inc.*	2,388	84,679
SYNNEX Corp.	2,403	204,399
Tech Data Corp.*	3,062	209,747
TTM Technologies, Inc.*	4,941	30,782
Vishay Intertechnology, Inc.	11,329	109,778
Vishay Precision Group, Inc.*	1,072	12,425

		2,312,849

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (0.4%)
Alarm.com Holdings, Inc.*	168	$1,959
Amber Road, Inc.*	180	760
Appfolio, Inc., Class A*	120	2,022
Bankrate, Inc.*	5,592	57,877
Bazaarvoice, Inc.*	2,826	12,745
Blucora, Inc.*	3,430	47,231
Brightcove, Inc.*	122	600
Care.com, Inc.*	1,449	7,448
Dealertrack Technologies, Inc.*	3,159	199,522
DHI Group, Inc.*	2,403	17,566
Everyday Health, Inc.*	147	1,344
Intralinks Holdings, Inc.*	1,519	12,593
Limelight Networks, Inc.*	5,163	9,861
Liquidity Services, Inc.*	1,982	14,647
Marchex, Inc., Class B	2,799	11,280
Marin Software, Inc.*	2,100	6,573
Millennial Media, Inc.*	9,701	16,977
MINDBODY, Inc., Class A*	125	1,954
Monster Worldwide, Inc.*	7,612	48,869
QuinStreet, Inc.*	2,966	16,461
RealNetworks, Inc.*	1,897	7,759
Reis, Inc.	299	6,772
RetailMeNot, Inc.*	3,036	25,017
Rocket Fuel, Inc.*	2,262	10,564
SciQuest, Inc.*	1,011	10,110
TechTarget, Inc.*	1,158	9,866
United Online, Inc.*	1,237	12,370
Xactly Corp.*	253	1,973

		572,720

IT Services (0.6%)
6D Global Technologies, Inc.*†	753	2,191
Acxiom Corp.*	6,563	129,685
CACI International, Inc., Class A*	2,047	151,417
Cass Information Systems, Inc.	438	21,519
Ciber, Inc.*	6,792	21,598
Convergys Corp.	8,310	192,044
Datalink Corp.*	1,710	10,209
Everi Holdings, Inc.*	5,390	27,651
ExlService Holdings, Inc.*	232	8,568
ManTech International Corp., Class A	2,074	53,302
ModusLink Global Solutions, Inc.*	3,260	9,324
MoneyGram International, Inc.*	2,476	19,857
NeuStar, Inc., Class A*	359	9,768
Perficient, Inc.*	992	15,307
PFSweb, Inc.*	116	1,649
ServiceSource International, Inc.*	2,040	8,160
Sykes Enterprises, Inc.*	3,314	84,507
TeleTech Holdings, Inc.	664	17,789
Unisys Corp.*	1,607	19,123

		803,668

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Energy Industries, Inc.*	1,562	41,081
Advanced Micro Devices, Inc.*	29,761	51,189
Alpha & Omega Semiconductor Ltd.*	1,179	9,184
Amkor Technology, Inc.*	8,257	37,074
Applied Micro Circuits Corp.*	4,945	26,258
Axcelis Technologies, Inc.*	9,474	25,296
Brooks Automation, Inc.	5,596	65,529
Cabot Microelectronics Corp.*	313	12,126
Cascade Microtech, Inc.*	243	3,436
CEVA, Inc.*	878	16,305
Cohu, Inc.	2,118	20,884
Diodes, Inc.*	3,132	66,931
DSP Group, Inc.*	1,856	16,908
Entegris, Inc.*	4,864	64,156
Exar Corp.*	2,803	16,678
Fairchild Semiconductor International, Inc.*	9,733	136,651
FormFactor, Inc.*	2,530	17,153
Integrated Silicon Solution, Inc.	2,650	56,949
Intersil Corp., Class A	10,984	128,513
IXYS Corp.	2,033	22,688
Kopin Corp.*	5,494	17,251
Lattice Semiconductor Corp.*	7,349	28,294
MKS Instruments, Inc.	4,455	149,376
Nanometrics, Inc.*	2,002	24,304
NeoPhotonics Corp.*	2,351	16,010
NVE Corp.	229	11,116
OmniVision Technologies, Inc.*	4,862	127,676
PDF Solutions, Inc.*	211	2,110
Pericom Semiconductor Corp.	1,831	33,416
Photronics, Inc.*	5,538	50,174
PMC-Sierra, Inc.*	9,530	64,518
Power Integrations, Inc.	825	34,790
Rudolph Technologies, Inc.*	2,277	28,349
Semtech Corp.*	3,681	55,583
Sigma Designs, Inc.*	2,935	20,222
Silicon Laboratories, Inc.*	1,043	43,326
Tessera Technologies, Inc.	1,693	54,870
Ultra Clean Holdings, Inc.*	2,635	15,125
Ultratech, Inc.*	2,309	36,990
Veeco Instruments, Inc.*	3,379	69,303
Xcerra Corp.*	2,532	15,901

		1,733,693

Software (0.5%)
American Software, Inc., Class A	1,736	16,353
Bottomline Technologies de, Inc.*	549	13,731
Digimarc Corp.*	56	1,711
EnerNOC, Inc.*	2,277	17,988
Epiq Systems, Inc.	1,717	22,184
ePlus, Inc.*	442	34,949
Glu Mobile, Inc.*	4,858	21,230
Mentor Graphics Corp.	8,372	206,202
Progress Software Corp.*	4,244	109,623
QAD, Inc., Class A	637	16,307
Rapid7, Inc.*	93	2,116
Rovi Corp.*	7,415	77,783
Sapiens International Corp. N.V.	462	5,322
SeaChange International, Inc.*	2,780	17,514
Silver Spring Networks, Inc.*	172	2,215
Take-Two Interactive Software, Inc.*	3,421	98,285
TeleCommunication Systems, Inc., Class A*	4,226	14,537
Telenav, Inc.*	2,335	18,236
Verint Systems, Inc.*	291	12,557

		708,843

Technology Hardware, Storage & Peripherals (0.2%)
Avid Technology, Inc.*	1,019	8,111
Imation Corp.*	2,742	5,840
QLogic Corp.*	7,278	74,600
Quantum Corp.*	17,994	12,547
Stratasys Ltd.*	4,263	112,927

		214,025

Total Information Technology		7,161,327

Materials (1.6%)
Chemicals (0.7%)
A. Schulman, Inc.	250	8,117
American Vanguard Corp.	2,160	24,970
Axiall Corp.	5,875	92,179
Calgon Carbon Corp.	2,387	37,189
Chase Corp.	54	2,127
Flotek Industries, Inc.*	4,472	74,682

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
FutureFuel Corp.	2,028	$20,037
Hawkins, Inc.	730	28,105
Innophos Holdings, Inc.	1,553	61,561
Innospec, Inc.	2,023	94,090
Intrepid Potash, Inc.*	4,709	26,088
Kraton Performance Polymers, Inc.*	2,623	46,952
Kronos Worldwide, Inc.	1,669	10,364
LSB Industries, Inc.*	1,054	16,147
Minerals Technologies, Inc.	181	8,717
Olin Corp.	1,325	22,273
OM Group, Inc.	2,538	83,475
OMNOVA Solutions, Inc.*	1,611	8,925
Quaker Chemical Corp.	321	24,743
Rayonier Advanced Materials, Inc.	3,440	21,053
Sensient Technologies Corp.	1,390	85,207
Stepan Co.	821	34,162
Tredegar Corp.	1,606	21,006
Tronox Ltd., Class A	5,313	23,218
Valhi, Inc.	656	1,240

		876,627

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	152	6,939

Containers & Packaging (0.2%)
Berry Plastics Group, Inc.*	4,053	121,874
Greif, Inc., Class A	2,572	82,072

		203,946

Metals & Mining (0.6%)
AK Steel Holding Corp.*	14,937	35,998
Carpenter Technology Corp.	4,218	125,570
Century Aluminum Co.*	3,902	17,949
Cliffs Natural Resources, Inc.	12,827	31,298
Coeur Mining, Inc.*	11,375	32,078
Commercial Metals Co.	9,673	131,069
Handy & Harman Ltd.*	184	4,412
Haynes International, Inc.	969	36,667
Hecla Mining Co.	31,031	61,131
Horsehead Holding Corp.*	4,737	14,401
Kaiser Aluminum Corp.	953	76,478
Materion Corp.	1,682	50,494
Olympic Steel, Inc.	584	5,811
Ryerson Holding Corp.*	847	4,447
Schnitzer Steel Industries, Inc., Class A	2,208	29,896
Stillwater Mining Co.*	6,867	70,936
SunCoke Energy, Inc.	1,532	11,919
TimkenSteel Corp.	3,343	33,831
Worthington Industries, Inc.	3,088	81,770

		856,155

Paper & Forest Products (0.1%)
Boise Cascade Co.*	551	13,896
Louisiana-Pacific Corp.*	970	13,813
Neenah Paper, Inc.	639	37,241
P.H. Glatfelter Co.	3,625	62,422
Schweitzer-Mauduit International, Inc.	2,107	72,439
Wausau Paper Corp.	234	1,497

		201,308

Total Materials		2,144,975

Telecommunication Services (2.3%)
Diversified Telecommunication Services (2.2%)
8x8, Inc.*	4,776	39,498
Atlantic Tele-Network, Inc.	862	63,728
Cincinnati Bell, Inc.*	17,682	55,168
Consolidated Communications Holdings, Inc.	1,468	28,288
Globalstar, Inc.*	39,719	62,359
Hawaiian Telcom Holdco, Inc.*	936	19,450
IDT Corp., Class B	1,188	16,988
inContact, Inc.*	536	4,025
Inteliquent, Inc.	1,631	36,420
Intelsat S.A.*	1,717	11,040
Iridium Communications, Inc.*	6,940	42,681
Lumos Networks Corp.	277	3,368
ORBCOMM, Inc.*	4,972	27,744
Pacific DataVision, Inc.*	363	10,854
Premiere Global Services, Inc.*	179,885	2,471,620
Vonage Holdings Corp.*	13,910	81,791
Windstream Holdings, Inc.	464	2,849

		2,977,871

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,377	11,401
Leap Wireless International, Inc.*†	3,801	7,184
NTELOS Holdings Corp.*	1,473	13,301
Shenandoah Telecommunications Co.	274	11,730
Spok Holdings, Inc.	1,834	30,188

		73,804

Total Telecommunication Services		3,051,675

Utilities (3.8%)
Electric Utilities (1.4%)
ALLETE, Inc.	4,076	205,797
Cleco Corp.	5,062	269,501
El Paso Electric Co.	3,383	124,562
Empire District Electric Co.	3,645	80,299
Genie Energy Ltd., Class B*	754	6,205
IDACORP, Inc.	4,142	268,029
MGE Energy, Inc.	2,887	118,915
Otter Tail Corp.	3,116	81,203
PNM Resources, Inc.	6,659	186,785
Portland General Electric Co.	7,434	274,835
Spark Energy, Inc., Class A	43	712
UIL Holdings Corp.	4,725	237,526
Unitil Corp.	1,169	43,113

		1,897,482

Gas Utilities (1.2%)
Chesapeake Utilities Corp.	1,271	67,465
Laclede Group, Inc.	3,627	197,780
New Jersey Resources Corp.	7,138	214,354
Northwest Natural Gas Co.	2,287	104,836
ONE Gas, Inc.	4,393	199,135
Piedmont Natural Gas Co., Inc.	6,478	259,573
South Jersey Industries, Inc.	5,728	144,632
Southwest Gas Corp.	3,844	224,182
WGL Holdings, Inc.	4,083	235,467

		1,647,424

Independent Power and Renewable Electricity Producers (0.5%)
Abengoa Yield plc	4,102	67,888
Atlantic Power Corp.	10,232	19,032
Dynegy, Inc.*	10,729	221,768
NRG Yield, Inc., Class A	2,882	32,134
NRG Yield, Inc., Class C	5,268	61,162
Ormat Technologies, Inc.	1,812	61,662
Pattern Energy Group, Inc.	4,663	89,017
Talen Energy Corp.*	7,012	70,821
TerraForm Global, Inc., Class A*	2,735	18,215
Vivint Solar, Inc.*	656	6,875

		648,574

Multi-Utilities (0.4%)
Avista Corp.	5,219	173,532

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Black Hills Corp.	3,752	$155,108
NorthWestern Corp.	3,938	211,982

		540,622

Water Utilities (0.3%)
American States Water Co.	2,889	119,605
Artesian Resources Corp., Class A	658	15,884
California Water Service Group	4,002	88,524
Connecticut Water Service, Inc.	927	33,854
Consolidated Water Co., Ltd.	1,223	14,187
Middlesex Water Co.	1,333	31,779
SJW Corp.	1,324	40,713
York Water Co.	966	20,305

		364,851

Total Utilities		5,098,953

Total Common Stocks (98.5%) (Cost $138,884,229)		131,494,150

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	725	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,223,789	1,223,789

Total Short-Term Investment (0.9%) (Cost $1,223,789)		1,223,789

Total Investments (99.4%) (Cost $140,108,018)		132,717,939
Other Assets Less Liabilities (0.6%)		746,997

Net Assets (100%)		$133,464,936

*	Non-income producing.

†	Securities (totaling $9,375 or 0.0% of net assets) held at fair value by management.

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	17	December-15	$1,942,410	$1,863,030	$(79,380)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$19,914,650	$—	$—		$19,914,650
Consumer Staples	4,370,735	—	—		4,370,735
Energy	13,463,195	—	—		13,463,195
Financials	36,854,354	—	—		36,854,354
Health Care	2,975,880	—	—		2,975,880
Industrials	36,458,406	—	—		36,458,406
Information Technology	7,159,136	—	2,191		7,161,327
Materials	2,144,975	—	—		2,144,975
Telecommunication Services	3,044,491	—	7,184		3,051,675
Utilities	5,098,953	—	—		5,098,953
Short-Term Investments	1,223,789	—	—		1,223,789
Warrants
Energy	—	—	—	(b)	—

Total Assets	$132,708,564	$—	$9,375		$132,717,939

Liabilities:
Futures	$(79,380)	$—	$—		$(79,380)

Total Liabilities	$(79,380)	$—	$—		$(79,380)

Total	$132,629,184	$—	$9,375		$132,638,559

(a)	A security with a market value of $7,184 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,055,499
Aggregate gross unrealized depreciation	(30,547,756)

Net unrealized depreciation	$(7,492,257)

Federal income tax cost of investments	$140,210,196

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.0%)
Auto Components (1.2%)
Aisin Seiki Co., Ltd.	2,600	$87,448
BorgWarner, Inc.	2,163	89,959
Bridgestone Corp.	8,900	309,417
Cie Generale des Etablissements Michelin	45,005	4,106,793
Continental AG	1,522	323,303
Delphi Automotive plc	2,731	207,665
Denso Corp.	6,600	279,805
GKN plc	22,148	90,101
Goodyear Tire & Rubber Co.	2,575	75,525
Hyundai Mobis Co., Ltd.	12,808	2,488,222
Johnson Controls, Inc.	6,278	259,658
Koito Manufacturing Co., Ltd.	1,400	45,917
NGK Spark Plug Co., Ltd.	2,400	55,111
NHK Spring Co., Ltd.	2,200	21,385
NOK Corp.	1,300	28,145
Nokian Renkaat Oyj	1,603	51,965
Pirelli & C. S.p.A.	3,586	60,011
Stanley Electric Co., Ltd.	1,900	38,060
Sumitomo Electric Industries Ltd.	10,200	131,045
Sumitomo Rubber Industries Ltd.	2,300	31,993
Toyoda Gosei Co., Ltd.	600	11,847
Toyota Industries Corp.	2,200	104,865
Valeo S.A.	1,110	150,317
Yokohama Rubber Co., Ltd.	1,500	26,508

		9,075,065

Automobiles (2.6%)
Bayerische Motoren Werke (BMW) AG	4,592	406,312
Bayerische Motoren Werke (BMW) AG (Preference)(q)	691	47,446
Daihatsu Motor Co., Ltd.	2,300	26,696
Daimler AG (Registered)	13,240	959,755
Fiat Chrysler Automobiles N.V.*	12,155	158,432
Ford Motor Co.	37,345	506,772
Fuji Heavy Industries Ltd.	8,100	293,112
General Motors Co.	90,236	2,708,885
Harley-Davidson, Inc.	1,976	108,482
Honda Motor Co., Ltd.	22,300	664,957
Isuzu Motors Ltd.	8,100	81,621
Mazda Motor Corp.	7,420	117,798
Mitsubishi Motors Corp.	8,500	65,132
Nissan Motor Co., Ltd.	724,520	6,673,893
Peugeot S.A.*	6,033	91,142
Porsche Automobil Holding SE (Preference)(q)	2,082	88,616
Renault S.A.	2,646	190,079
Suzuki Motor Corp.	5,000	154,492
Toyota Motor Corp.	121,430	7,141,826
Volkswagen AG	486	57,082
Volkswagen AG (Preference)(q)	2,160	236,212
Yamaha Motor Co., Ltd.	3,600	72,608

		20,851,350

Distributors (0.0%)
Genuine Parts Co.	1,459	120,937
Jardine Cycle & Carriage Ltd.	1,555	29,684

		150,621

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	1,000	26,806
H&R Block, Inc.	2,629	95,170

		121,976

Hotels, Restaurants & Leisure (0.6%)
Accor S.A.	2,934	137,349
Aristocrat Leisure Ltd.	7,322	44,628
Carnival Corp.	4,438	220,569
Carnival plc	2,543	131,262
Chipotle Mexican Grill, Inc.*	297	213,914
Compass Group plc	22,751	363,222
Crown Resorts Ltd.	4,862	33,878
Darden Restaurants, Inc.	1,094	74,983
Flight Centre Travel Group Ltd.	747	18,974
Galaxy Entertainment Group Ltd.	32,000	82,180
Genting Singapore plc	85,442	43,562
InterContinental Hotels Group plc	3,274	113,225
Marriott International, Inc., Class A	1,914	130,535
McDonald’s Corp.	9,036	890,317
McDonald’s Holdings Co. Japan Ltd.	573	12,866
Merlin Entertainments plc§	9,439	53,174
MGM China Holdings Ltd.	14,000	16,298
Oriental Land Co., Ltd.	2,800	157,249
Royal Caribbean Cruises Ltd.	1,645	146,553
Sands China Ltd.	31,596	96,099
Shangri-La Asia Ltd.	11,000	9,511
SJM Holdings Ltd.	29,000	20,644
Sodexo S.A.	1,341	111,229
Starbucks Corp.	14,254	810,197
Starwood Hotels & Resorts Worldwide, Inc.	1,640	109,027
Tabcorp Holdings Ltd.	11,347	37,312
Tatts Group Ltd.	18,701	49,511
TUI AG	6,302	116,424
Whitbread plc	2,478	175,273
William Hill plc	11,917	63,350
Wyndham Worldwide Corp.	1,152	82,829
Wynn Macau Ltd.	22,800	26,145
Wynn Resorts Ltd.	774	41,115
Yum! Brands, Inc.	4,137	330,753

		4,964,157

Household Durables (0.6%)
Barratt Developments plc	13,551	132,559
Casio Computer Co., Ltd.	2,800	51,082
D.R. Horton, Inc.	3,176	93,247
Electrolux AB	3,289	93,057
Garmin Ltd.	1,155	41,441
Haier Electronics Group Co., Ltd.	1,093,600	1,832,449
Harman International Industries, Inc.	682	65,465
Husqvarna AB, Class B	5,644	37,042
Iida Group Holdings Co., Ltd.	2,100	32,892
Leggett & Platt, Inc.	1,322	54,533
Lennar Corp., Class A	1,668	80,281
Mohawk Industries, Inc.*	611	111,074
Newell Rubbermaid, Inc.	2,590	102,849
Nikon Corp.	4,600	55,678
Panasonic Corp.	30,200	306,592
Persimmon plc*	4,181	127,393
PulteGroup, Inc.	3,083	58,176
Rinnai Corp.	500	38,222
Sekisui Chemical Co., Ltd.	6,000	63,198
Sekisui House Ltd.	8,100	127,268
Sharp Corp.*	21,000	24,161
Sony Corp.	16,700	408,339
Taylor Wimpey plc	44,793	132,888
Techtronic Industries Co., Ltd.	19,000	70,766
Whirlpool Corp.	756	111,329

		4,251,981

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	3,679	$1,883,243
Expedia, Inc.	962	113,208
Netflix, Inc.*	4,085	421,817
Priceline Group, Inc.*	487	602,351
Rakuten, Inc.	12,700	162,875
TripAdvisor, Inc.*	1,065	67,116

		3,250,610

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	2,400	55,898
Hasbro, Inc.	1,069	77,118
Mattel, Inc.	3,231	68,045
Sankyo Co., Ltd.	600	21,384
Sega Sammy Holdings, Inc.	2,500	24,479
Shimano, Inc.	1,100	155,028
Yamaha Corp.	2,300	51,052

		453,004

Media (3.0%)
Altice N.V., Class A*	3,609	75,512
Altice N.V., Class B*	1,203	26,838
Axel Springer SE	572	31,891
Cablevision Systems Corp. - New York Group, Class A	2,096	68,057
CBS Corp. (Non-Voting), Class B	4,262	170,054
Comcast Corp., Class A	133,408	7,628,966
Dentsu, Inc.	2,961	151,800
Discovery Communications, Inc., Class A*	1,419	36,937
Discovery Communications, Inc., Class C*	2,502	60,774
Eutelsat Communications S.A.	2,257	69,261
Hakuhodo DY Holdings, Inc.	3,200	30,516
Interpublic Group of Cos., Inc.	3,939	75,353
ITV plc	52,675	196,539
J.C. Decaux S.A.	1,025	37,155
Kabel Deutschland Holding AG*	264	34,354
Lagardere S.C.A.	1,629	45,155
News Corp., Class A	129,605	1,635,615
News Corp., Class B	1,034	13,256
Numericable- SFR*	1,353	62,666
Omnicom Group, Inc.	2,327	153,349
Pearson plc	11,228	191,899
ProSiebenSat.1 Media SE	3,080	150,827
Publicis Groupe S.A.	2,612	178,452
REA Group Ltd.	712	22,219
RELX N.V.	14,131	230,711
RELX plc	16,002	274,604
RTL Group S.A.	502	43,213
Scripps Networks Interactive, Inc., Class A	931	45,796
SES S.A. (FDR)	4,449	140,389
Singapore Press Holdings Ltd.	16,900	45,678
Sky plc	194,354	3,075,482
TEGNA, Inc.	2,167	48,519
Telenet Group Holding N.V.*	728	41,743
Time Warner Cable, Inc.	2,709	485,913
Time Warner, Inc.	7,829	538,244
Toho Co., Ltd.	1,600	36,592
Twenty-First Century Fox, Inc., Class A	113,924	3,073,669
Twenty-First Century Fox, Inc., Class B	4,136	111,962
Viacom, Inc., Class B	3,332	143,776
Walt Disney Co.	35,603	3,638,627
Wolters Kluwer N.V.	4,206	129,679
WPP plc	18,082	376,555

		23,628,597

Multiline Retail (0.5%)
Dollar General Corp.	2,847	206,237
Dollar Tree, Inc.*	2,253	150,185
Don Quijote Holdings Co., Ltd.	1,600	60,541
Harvey Norman Holdings Ltd.	8,114	22,276
Isetan Mitsukoshi Holdings Ltd.	4,900	73,882
J. Front Retailing Co., Ltd.	3,300	53,856
Kohl’s Corp.	1,896	87,804
Macy’s, Inc.	45,500	2,335,060
Marks & Spencer Group plc	22,440	170,523
Marui Group Co., Ltd.	3,300	39,919
Next plc	1,948	224,826
Nordstrom, Inc.	1,344	96,378
Ryohin Keikaku Co., Ltd.	300	61,421
Takashimaya Co., Ltd.	4,000	32,455
Target Corp.	6,024	473,848

		4,089,211

Specialty Retail (2.2%)
ABC-Mart, Inc.	400	22,351
Advance Auto Parts, Inc.	701	132,861
AutoNation, Inc.*	751	43,693
AutoZone, Inc.*	297	214,978
Bed Bath & Beyond, Inc.*	1,627	92,772
Best Buy Co., Inc.	66,806	2,479,839
CarMax, Inc.*	2,006	118,996
Dixons Carphone plc	13,226	85,114
Dufry AG (Registered)*	554	64,964
Fast Retailing Co., Ltd.	700	284,228
Foot Locker, Inc.	57,240	4,119,563
GameStop Corp., Class A	1,037	42,735
Gap, Inc.	2,281	65,008
Hennes & Mauritz AB, Class B	13,151	480,847
Hikari Tsushin, Inc.	200	14,006
Home Depot, Inc.	12,302	1,420,758
Industria de Diseno Textil S.A.	15,174	508,323
Kingfisher plc	908,054	4,937,797
L Brands, Inc.	2,465	222,170
Lowe’s Cos., Inc.	8,875	611,665
Nitori Holdings Co., Ltd.	1,000	78,747
O’Reilly Automotive, Inc.*	954	238,500
Ross Stores, Inc.	3,954	191,650
Sanrio Co., Ltd.	700	19,155
Shimamura Co., Ltd.	300	32,374
Signet Jewelers Ltd.	767	104,412
Sports Direct International plc*	3,509	40,257
Staples, Inc.	6,118	71,764
Tiffany & Co.	1,075	83,011
TJX Cos., Inc.	6,465	461,730
Tractor Supply Co.	1,301	109,700
Urban Outfitters, Inc.*	956	28,087
USS Co., Ltd.	2,900	48,482
Yamada Denki Co., Ltd.	9,300	37,555

		17,508,092

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	2,874	231,331
Asics Corp.	2,200	52,643
Burberry Group plc	6,008	124,689
Christian Dior SE	732	137,043
Cie Financiere Richemont S.A. (Registered)	7,172	558,754
Coach, Inc.	2,635	76,231
Fossil Group, Inc.*	424	23,693
Hanesbrands, Inc.	3,828	110,782
Hermes International	355	129,246

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hugo Boss AG	884	$99,133
Kering	1,022	167,278
Li & Fung Ltd.	82,000	63,000
Luxottica Group S.p.A.	2,311	160,647
LVMH Moet Hennessy Louis Vuitton SE	3,826	652,877
Michael Kors Holdings Ltd. (Dusseldorf Stock Exchange)*	48,503	2,048,767
Michael Kors Holdings Ltd. (New York Stock Exchange)*	205	8,659
NIKE, Inc., Class B	6,507	800,166
Pandora A/S	1,474	172,453
PVH Corp.	788	80,329
Ralph Lauren Corp.	576	68,060
Swatch Group AG	434	161,180
Swatch Group AG (Registered)	626	45,265
Under Armour, Inc., Class A*	1,727	167,139
VF Corp.	3,270	223,047
Yue Yuen Industrial Holdings Ltd.	11,000	40,912

		6,403,324

Total Consumer Discretionary		94,747,988

Consumer Staples (7.2%)
Beverages (1.5%)
Anheuser-Busch InBev S.A./N.V.	11,048	1,173,454
Asahi Group Holdings Ltd.	5,300	172,481
Brown-Forman Corp., Class B	1,019	98,741
Carlsberg A/S, Class B	1,486	114,359
Coca-Cola Amatil Ltd.	7,532	47,725
Coca-Cola Co.	37,524	1,505,463
Coca-Cola Enterprises, Inc.	2,020	97,667
Coca-Cola HBC AG*	2,709	57,442
Constellation Brands, Inc., Class A	1,652	206,847
Diageo plc	34,614	931,480
Dr. Pepper Snapple Group, Inc.	1,843	145,689
Heineken Holding N.V.	1,320	94,121
Heineken N.V.	3,161	255,847
Kirin Holdings Co., Ltd.	11,200	147,531
Molson Coors Brewing Co., Class B	1,527	126,772
Monster Beverage Corp.*	1,460	197,304
PepsiCo, Inc.	14,102	1,329,819
Pernod-Ricard S.A.	2,905	293,335
Remy Cointreau S.A.	287	18,859
SABMiller plc	13,228	749,584
Suntory Beverage & Food Ltd.	109,300	4,206,234
Treasury Wine Estates Ltd.	6,888	31,838

		12,002,592

Food & Staples Retailing (3.0%)
Aeon Co., Ltd.	9,100	141,663
Carrefour S.A.	7,579	224,608
Casino Guichard Perrachon S.A.	747	39,781
Colruyt S.A.*	1,083	52,130
Costco Wholesale Corp.	4,216	609,507
CVS Health Corp.	72,883	7,031,752
Delhaize Group S.A.	1,427	126,504
Distribuidora Internacional de Alimentacion S.A.*	8,974	54,240
FamilyMart Co., Ltd.	800	36,614
ICA Gruppen AB	1,037	35,083
J Sainsbury plc	18,160	71,873
Jeronimo Martins SGPS S.A.	3,886	52,480
Koninklijke Ahold N.V.	12,332	240,689
Kroger Co.	9,329	336,497
Lawson, Inc.	800	59,160
Metro AG	104,509	2,883,061
Seven & i Holdings Co., Ltd.	10,300	471,921
Sysco Corp.	5,304	206,697
Tesco plc	1,000,183	2,779,227
Walgreens Boots Alliance, Inc.	81,841	6,800,987
Wal-Mart Stores, Inc.	15,119	980,316
Wesfarmers Ltd.	15,486	428,291
Whole Foods Market, Inc.	3,446	109,066
WM Morrison Supermarkets plc	30,225	76,145
Woolworths Ltd.	17,236	301,397

		24,149,689

Food Products (1.0%)
Ajinomoto Co., Inc.	8,000	168,951
Archer-Daniels-Midland Co.	5,845	242,275
Aryzta AG*	1,195	50,714
Associated British Foods plc	4,832	244,891
Barry Callebaut AG (Registered)*	29	31,594
Calbee, Inc.	1,000	32,504
Campbell Soup Co.	1,698	86,055
Chocoladefabriken Lindt & Spruengli AG	14	82,227
Chocoladefabriken Lindt & Sprungli AG (Registered)	2	142,098
ConAgra Foods, Inc.	4,114	166,658
Danone S.A.	7,930	501,525
General Mills, Inc.	5,746	322,523
Golden Agri-Resources Ltd.	75,544	17,558
Hershey Co.	1,414	129,918
Hormel Foods Corp.	1,287	81,480
J.M. Smucker Co.	988	112,721
Kellogg Co.	2,444	162,648
Kerry Group plc, Class A	2,075	156,034
Keurig Green Mountain, Inc.	1,151	60,013
Kikkoman Corp.	2,000	55,194
Kraft Heinz Co.	5,704	402,588
McCormick & Co., Inc. (Non-Voting)	1,112	91,384
Mead Johnson Nutrition Co.	1,933	136,083
MEIJI Holdings Co., Ltd.	1,738	127,887
Mondelez International, Inc., Class A	15,448	646,808
Nestle S.A. (Registered)	44,187	3,327,568
NH Foods Ltd.	2,000	40,933
Nisshin Seifun Group, Inc.	2,815	40,998
Nissin Foods Holdings Co., Ltd.	900	41,502
Orkla ASA	10,984	81,593
Tate & Lyle plc	6,224	55,583
Toyo Suisan Kaisha Ltd.	1,100	41,764
Tyson Foods, Inc., Class A	2,922	125,938
WH Group Ltd.*§	83,500	41,596
Wilmar International Ltd.	26,100	47,307
Yakult Honsha Co., Ltd.	1,200	60,106
Yamazaki Baking Co., Ltd.	2,000	30,859

		8,188,078

Household Products (0.6%)
Clorox Co.	1,235	142,680
Colgate-Palmolive Co.	8,639	548,231
Henkel AG & Co. KGaA	1,289	113,814
Henkel AG & Co. KGaA (Preference)(q)	2,527	259,639
Kimberly-Clark Corp.	3,491	380,659
Procter & Gamble Co.	25,992	1,869,864
Reckitt Benckiser Group plc	8,907	808,498
Svenska Cellulosa AB S.C.A., Class B	8,005	224,316
Unicharm Corp.	5,100	90,498

		4,438,199

Personal Products (0.4%)
Beiersdorf AG	1,363	120,602
Estee Lauder Cos., Inc., Class A	2,167	174,834

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Kao Corp.	6,900	$313,490
Kose Corp.	300	27,480
L’Oreal S.A.	3,457	601,127
Shiseido Co., Ltd.	5,000	109,583
Unilever N.V. (CVA)	22,410	901,875
Unilever plc	17,510	713,279

		2,962,270

Tobacco (0.7%)
Altria Group, Inc.	18,846	1,025,223
British American Tobacco plc	25,611	1,415,434
Imperial Tobacco Group plc	13,101	678,084
Japan Tobacco, Inc.	15,100	469,728
Philip Morris International, Inc.	14,842	1,177,416
Reynolds American, Inc.	7,966	352,655
Swedish Match AB	2,652	80,285

		5,198,825

Total Consumer Staples		56,939,653

Energy (7.7%)
Energy Equipment & Services (2.7%)
Amec Foster Wheeler plc	5,034	54,700
Baker Hughes, Inc.	86,399	4,496,204
Cameron International Corp.*	1,851	113,503
Diamond Offshore Drilling, Inc.	642	11,107
Ensco plc, Class A	2,238	31,511
FMC Technologies, Inc.*	2,211	68,541
Halliburton Co.	129,225	4,568,104
Helmerich & Payne, Inc.	1,029	48,631
National Oilwell Varco, Inc.	3,705	139,493
Noble Corp. plc	252,170	2,751,175
Petrofac Ltd.	281,781	3,284,444
Saipem S.p.A.*	4,250	34,126
SBM Offshore N.V.*	214,464	2,715,375
Schlumberger Ltd.	12,144	837,572
Seadrill Ltd.*	5,852	34,197
Subsea 7 S.A.*	3,450	25,954
Technip S.A.	39,061	1,845,487
Tenaris S.A.	7,540	90,726
Transocean Ltd. (BATS Europe Exchange)	3,253	42,029
Transocean Ltd. (SIX Swiss Exchange)	4,872	63,027
WorleyParsons Ltd.	2,861	11,918

		21,267,824

Oil, Gas & Consumable Fuels (5.0%)
Anadarko Petroleum Corp.	4,867	293,918
Apache Corp.	3,599	140,937
BG Group plc	225,376	3,249,861
BP plc	963,518	4,883,762
Cabot Oil & Gas Corp.	3,947	86,281
Caltex Australia Ltd.	3,669	81,193
Chesapeake Energy Corp.	141,452	1,036,843
Chevron Corp.	47,091	3,714,538
Cimarex Energy Co.	894	91,617
Columbia Pipeline Group, Inc.	3,058	55,931
ConocoPhillips Co.	11,813	566,551
CONSOL Energy, Inc.	2,200	21,560
Delek Group Ltd.	73	15,972
Devon Energy Corp.	3,691	136,899
Eni S.p.A.	207,503	3,264,926
EOG Resources, Inc.	5,259	382,855
EQT Corp.	1,451	93,981
Exxon Mobil Corp.	40,033	2,976,454
Galp Energia SGPS S.A.	6,103	60,208
Hess Corp.	2,311	115,689
Idemitsu Kosan Co., Ltd.	800	12,271
INPEX Corp.	12,800	114,357
JX Holdings, Inc.	30,094	108,946
Kinder Morgan, Inc.	17,259	477,729
Koninklijke Vopak N.V.	944	37,743
Lundin Petroleum AB*	3,500	45,130
Marathon Oil Corp.	6,447	99,284
Marathon Petroleum Corp.	5,149	238,553
Murphy Oil Corp.	1,594	38,575
Neste Oyj	1,763	40,627
Newfield Exploration Co.*	1,585	52,147
Noble Energy, Inc.	4,077	123,044
Occidental Petroleum Corp.	7,332	485,012
OMV AG	1,931	46,940
ONEOK, Inc.	1,991	64,110
Origin Energy Ltd.†	15,024	66,337
Phillips 66	4,595	353,080
Pioneer Natural Resources Co.	1,436	174,675
Range Resources Corp.	1,584	50,878
Repsol S.A.	14,786	172,297
Royal Dutch Shell plc, Class A	53,365	1,258,438
Royal Dutch Shell plc, Class B	161,306	3,826,123
Santos Ltd.	13,286	37,311
Showa Shell Sekiyu KK	2,500	19,806
Southwestern Energy Co.*	3,673	46,610
Spectra Energy Corp.	6,410	168,391
Statoil ASA	106,827	1,558,279
Suncor Energy, Inc.	82,068	2,194,835
Tesoro Corp.	1,180	114,743
TonenGeneral Sekiyu KK	4,000	38,839
Total S.A.	125,489	5,657,684
Tullow Oil plc*	12,508	32,141
Valero Energy Corp.	4,766	286,437
Williams Cos., Inc.	6,534	240,778
Woodside Petroleum Ltd.	10,025	204,975

		39,757,101

Total Energy		61,024,925

Financials (20.5%)
Banks (11.0%)
Aozora Bank Ltd.	16,000	55,628
Australia & New Zealand Banking Group Ltd.	37,235	713,308
Banca Monte dei Paschi di Siena S.p.A.*	33,768	60,334
Banco Bilbao Vizcaya Argentaria S.A.	86,514	733,787
Banco Comercial Portugues S.A., Class R*	571,810	27,836
Banco de Sabadell S.A.	70,524	129,543
Banco Popolare SC*	3,191	47,203
Banco Popular Espanol S.A.	24,225	88,339
Banco Popular Espanol S.A. - Interim Shares*†	133	485
Banco Santander S.A.	196,848	1,048,154
Bangkok Bank PCL (Registered)	74,000	324,824
Bangkok Bank PCL (NVDR)	411,700	1,818,786
Bank Hapoalim B.M.	14,599	73,490
Bank Leumi Le-Israel B.M.*	19,139	71,487
Bank of America Corp.	100,344	1,563,360
Bank of East Asia Ltd.	15,800	53,304
Bank of Ireland*	380,531	148,140
Bank of Kyoto Ltd.	5,000	51,042
Bank of Queensland Ltd.	5,368	43,892
Bank of Yokohama Ltd.	16,000	97,479
Bankia S.A.	67,002	86,821
Bankinter S.A.	8,702	64,002

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Barclays plc	1,539,443	$5,691,403
BB&T Corp.	7,444	265,007
Bendigo & Adelaide Bank Ltd.	6,113	42,673
BNP Paribas S.A.	146,104	8,603,444
BOC Hong Kong Holdings Ltd.	50,500	149,386
CaixaBank S.A.	34,103	131,454
CaixaBank S.A. - Interim Shares*†	358	1,380
Chiba Bank Ltd.	10,000	71,172
Chugoku Bank Ltd.	2,300	34,254
Citigroup, Inc.	128,935	6,396,465
Comerica, Inc.	1,704	70,035
Commerzbank AG*	13,822	145,492
Commonwealth Bank of Australia	23,282	1,197,936
Credit Agricole S.A.	14,374	164,927
Danske Bank A/S	9,663	292,276
DBS Group Holdings Ltd.	209,788	2,396,848
DNB ASA	13,200	172,022
Erste Group Bank AG*	3,656	106,285
Fifth Third Bancorp	7,698	145,569
Fukuoka Financial Group, Inc.	11,000	52,494
Gunma Bank Ltd.	5,000	31,975
Hachijuni Bank Ltd.	6,000	42,435
Hana Financial Group, Inc.	64,599	1,443,232
Hang Seng Bank Ltd.	10,500	189,522
Hiroshima Bank Ltd.	8,000	46,361
Hokuhoku Financial Group, Inc.	18,000	41,430
HSBC Holdings plc (Hong Kong Exchange)	538,728	4,028,338
HSBC Holdings plc (London Stock Exchange)	264,661	2,002,106
Huntington Bancshares, Inc./Ohio	7,737	82,012
ING Groep N.V. (CVA)	497,488	7,062,187
Intesa Sanpaolo S.p.A. (Italian Stock Exchange)	12,775	41,155
Intesa Sanpaolo S.p.A. (London Stock Exchange)	962,192	3,397,982
Iyo Bank Ltd.	3,500	40,354
Joyo Bank Ltd.	9,000	47,555
JPMorgan Chase & Co.	127,187	7,754,591
KB Financial Group, Inc. (ADR)	62,765	1,844,663
KBC Groep N.V.	3,418	215,537
KeyCorp	8,170	106,292
Lloyds Banking Group plc	3,514,095	4,005,976
M&T Bank Corp.	1,270	154,877
Mitsubishi UFJ Financial Group, Inc.	175,200	1,058,884
Mizrahi Tefahot Bank Ltd.	1,290	15,255
Mizuho Financial Group, Inc.	320,724	602,435
National Australia Bank Ltd.	36,064	765,300
Natixis S.A.	13,690	75,640
Nordea Bank AB	41,871	467,624
Oversea-Chinese Banking Corp., Ltd.	40,986	253,765
People’s United Financial, Inc.	2,944	46,309
PNC Financial Services Group, Inc.	4,932	439,934
Raiffeisen Bank International AG*	1,683	22,051
Regions Financial Corp.	12,826	115,562
Resona Holdings, Inc.	30,551	156,092
Royal Bank of Scotland Group plc*	40,934	195,605
Seven Bank Ltd.	8,700	37,841
Shinsei Bank Ltd.	25,000	51,640
Shizuoka Bank Ltd.	7,000	70,151
Skandinaviska Enskilda Banken AB, Class A	21,022	224,670
Societe Generale S.A.	10,040	449,110
Standard Chartered plc	211,341	2,054,636
Sumitomo Mitsui Financial Group, Inc.	17,577	669,112
Sumitomo Mitsui Trust Holdings, Inc.	45,860	169,156
SunTrust Banks, Inc./Georgia	94,306	3,606,262
Suruga Bank Ltd.	2,600	48,451
Svenska Handelsbanken AB, Class A	20,690	297,235
Swedbank AB, Class A	12,522	276,956
U.S. Bancorp	15,894	651,813
UniCredit S.p.A.	708,657	4,416,547
Unione di Banche Italiane S.c.p.A.	12,356	87,669
United Overseas Bank Ltd.	17,681	230,671
Wells Fargo & Co.	44,855	2,303,304
Westpac Banking Corp.	42,938	902,628
Yamaguchi Financial Group, Inc.	3,000	36,839
Zions Bancorp	1,939	53,400

		86,862,893

Capital Markets (1.8%)
3i Group plc	13,562	95,927
Aberdeen Asset Management plc	11,954	53,764
Affiliated Managers Group, Inc.*	522	89,257
Ameriprise Financial, Inc.	1,708	186,394
Bank of New York Mellon Corp.	10,625	415,969
BlackRock, Inc.	1,229	365,591
Charles Schwab Corp.	11,496	328,326
Credit Suisse Group AG (Registered)*	237,153	5,705,354
Daiwa Securities Group, Inc.	23,500	152,299
Deutsche Bank AG (Registered)	18,758	504,284
E*TRADE Financial Corp.*	2,759	72,644
Franklin Resources, Inc.	3,742	139,427
Goldman Sachs Group, Inc.	3,860	670,714
Hargreaves Lansdown plc	3,701	67,765
ICAP plc	7,767	53,845
Invesco Ltd.	4,146	129,480
Investec plc	7,924	60,740
Julius Baer Group Ltd.*	3,151	143,364
Legg Mason, Inc.	1,053	43,815
Macquarie Group Ltd.	4,118	223,875
Mediobanca S.p.A.	7,693	75,681
Morgan Stanley	77,538	2,442,447
Nomura Holdings, Inc.	50,500	293,012
Northern Trust Corp.	2,097	142,932
Partners Group Holding AG	230	78,144
Platinum Asset Management Ltd.	3,534	16,931
SBI Holdings, Inc.	3,150	35,627
Schroders plc	1,808	76,940
State Street Corp.	3,909	262,724
T. Rowe Price Group, Inc.	2,456	170,692
UBS Group AG (Registered)	49,204	911,805

		14,009,769

Consumer Finance (0.9%)
Acom Co., Ltd.*	6,200	31,773
AEON Financial Service Co., Ltd.	1,600	31,682
American Express Co.	37,728	2,796,777
Capital One Financial Corp.	62,119	4,504,870
Credit Saison Co., Ltd.	2,100	38,219
Discover Financial Services	4,174	217,006
Navient Corp.	3,589	40,340

		7,660,667

Diversified Financial Services (0.6%)
ASX Ltd.	2,685	71,616
Berkshire Hathaway, Inc., Class B*	17,984	2,345,114
CME Group, Inc./Illinois	3,238	300,292
Deutsche Boerse AG	2,621	225,628
Eurazeo S.A.	592	39,393
EXOR S.p.A.	1,350	58,984
First Pacific Co., Ltd.	24,250	14,858
Groupe Bruxelles Lambert S.A.	1,012	76,438

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hong Kong Exchanges and Clearing Ltd.	15,100	$347,448
Industrivarden AB, Class C	2,340	41,099
Intercontinental Exchange, Inc.	1,059	248,854
Investment AB Kinnevik, Class B	3,252	93,104
Investor AB, Class B	6,236	214,629
Japan Exchange Group, Inc.	7,800	114,430
Leucadia National Corp.	3,237	65,582
London Stock Exchange Group plc	4,448	163,249
McGraw Hill Financial, Inc.	2,613	226,025
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,400	32,683
Moody’s Corp.	1,671	164,092
Nasdaq, Inc.	1,129	60,210
ORIX Corp.	18,400	238,009
Pargesa Holding S.A.	455	26,733
Singapore Exchange Ltd.	11,000	54,436
Wendel S.A.	427	49,987

		5,272,893

Insurance (4.3%)
ACE Ltd.	33,119	3,424,505
Admiral Group plc	2,806	63,883
Aegon N.V.	24,970	143,796
Aflac, Inc.	4,157	241,646
Ageas	2,809	115,307
AIA Group Ltd.	164,000	853,873
Allianz SE (Registered)	6,260	981,164
Allstate Corp.	3,839	223,583
American International Group, Inc.	56,567	3,214,137
AMP Ltd.	40,796	159,807
Aon plc	2,700	239,247
Assicurazioni Generali S.p.A.	15,972	292,951
Assurant, Inc.	658	51,989
Aviva plc	665,100	4,559,304
AXA S.A.‡	26,754	649,511
Baloise Holding AG (Registered)	657	75,477
China Life Insurance Co., Ltd., Class H	680,000	2,373,603
Chubb Corp.	2,180	267,377
Cincinnati Financial Corp.	1,412	75,966
CNP Assurances S.A.	2,491	34,596
Dai-ichi Life Insurance Co., Ltd.	14,900	238,286
Delta Lloyd N.V.	2,903	24,432
Direct Line Insurance Group plc	18,344	104,255
Genworth Financial, Inc., Class A*	4,744	21,917
Gjensidige Forsikring ASA	2,717	36,633
Hannover Rueck SE	788	80,564
Hartford Financial Services Group, Inc.	3,979	182,159
Insurance Australia Group Ltd.	33,332	114,021
Legal & General Group plc	82,797	298,987
Lincoln National Corp.	2,405	114,141
Loews Corp.	2,754	99,530
Mapfre S.A.	13,440	35,115
Marsh & McLennan Cos., Inc.	5,077	265,121
Medibank Pvt Ltd.	36,145	61,476
MetLife, Inc.	10,705	504,741
MS&AD Insurance Group Holdings, Inc.	7,011	188,580
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	17,956	3,345,122
NN Group N.V.	68,483	1,964,505
Old Mutual plc	67,568	193,882
Principal Financial Group, Inc.	2,613	123,699
Progressive Corp.	5,626	172,381
Prudential Financial, Inc.	4,337	330,523
Prudential plc	35,101	742,055
QBE Insurance Group Ltd.	18,746	170,189
RSA Insurance Group plc	13,758	83,997
Sampo Oyj, Class A	6,241	302,678
SCOR SE	2,216	79,593
Sompo Japan Nipponkoa Holdings, Inc.	4,585	133,688
Sony Financial Holdings, Inc.	2,300	37,876
St. James’s Place plc	5,970	76,854
Standard Life plc	26,683	157,030
Suncorp Group Ltd.	17,354	149,526
Swiss Life Holding AG (Registered)*	429	95,910
Swiss Reinsurance AG	43,702	3,756,595
T&D Holdings, Inc.	8,000	94,754
Tokio Marine Holdings, Inc.	9,500	355,531
Torchmark Corp.	1,117	62,999
Travelers Cos., Inc.	2,987	297,296
Tryg A/S	1,512	29,427
UnipolSai S.p.A.	19,701	42,969
Unum Group	2,402	77,056
XL Group plc	2,938	106,708
Zurich Insurance Group AG*	2,045	503,112

		33,897,635

Real Estate Investment Trusts (REITs) (0.9%)
American Tower Corp. (REIT)	4,055	356,759
Apartment Investment & Management Co. (REIT), Class A	1,493	55,271
Ascendas Real Estate Investment Trust (REIT)	29,800	49,156
AvalonBay Communities, Inc. (REIT)	1,275	222,896
Boston Properties, Inc. (REIT)	1,464	173,338
British Land Co. plc (REIT)	13,183	167,613
CapitaLand Commercial Trust (REIT)	30,400	28,708
CapitaLand Mall Trust (REIT)	34,400	45,954
Crown Castle International Corp. (REIT)	3,198	252,226
Dexus Property Group (REIT)	14,160	71,196
Equinix, Inc. (REIT)	547	149,550
Equity Residential (REIT)	3,500	262,920
Essex Property Trust, Inc. (REIT)	623	139,191
Federation Centres (REIT)	45,841	88,554
Fonciere des Regions (REIT)	363	31,615
Gecina S.A. (REIT)	455	55,444
General Growth Properties, Inc. (REIT)	5,610	145,692
Goodman Group (REIT)	23,594	97,167
GPT Group (REIT)	25,971	82,588
Hammerson plc (REIT)	10,577	99,997
HCP, Inc. (REIT)	4,401	163,937
Host Hotels & Resorts, Inc. (REIT)	7,235	114,385
ICADE (REIT)	390	26,465
Intu Properties plc (REIT)	12,253	61,239
Iron Mountain, Inc. (REIT)	1,786	55,402
Japan Prime Realty Investment Corp. (REIT)	9	29,218
Japan Real Estate Investment Corp. (REIT)	18	83,040
Japan Retail Fund Investment Corp. (REIT)	30	58,140
Kimco Realty Corp. (REIT)	3,941	96,279
Klepierre S.A. (REIT)	2,339	106,098
Land Securities Group plc (REIT)	10,761	205,427
Link REIT (REIT)	32,000	176,390
Macerich Co. (REIT)	1,293	99,328
Mirvac Group (REIT)	49,100	59,447

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Building Fund, Inc. (REIT)	20	$97,021
Nippon Prologis REIT, Inc. (REIT)	15	27,219
Plum Creek Timber Co., Inc. (REIT)	1,682	66,456
Prologis, Inc. (REIT)	5,021	195,317
Public Storage (REIT)	1,411	298,610
Realty Income Corp. (REIT)	2,228	105,585
Scentre Group (REIT)	72,423	198,786
Segro plc (REIT)	11,053	71,883
Simon Property Group, Inc. (REIT)	2,970	545,648
SL Green Realty Corp. (REIT)	958	103,617
Stockland Corp., Ltd. (REIT)	34,284	92,861
Suntec Real Estate Investment Trust (REIT)	33,300	35,118
Unibail-Rodamco SE (REIT)	1,354	351,124
United Urban Investment Corp. (REIT)	38	50,832
Ventas, Inc. (REIT)	3,170	177,710
Vornado Realty Trust (REIT)	1,701	153,804
Welltower, Inc. (REIT)	3,365	227,878
Westfield Corp. (REIT)	27,146	190,438
Weyerhaeuser Co. (REIT)	4,960	135,606

		7,036,143

Real Estate Management & Development (1.0%)
Aeon Mall Co., Ltd.	1,570	24,173
Azrieli Group	677	27,074
CapitaLand Ltd.	37,200	70,282
CBRE Group, Inc., Class A*	2,781	88,992
Cheung Kong Property Holdings Ltd.	152,424	1,117,092
City Developments Ltd.	5,600	30,325
Daito Trust Construction Co., Ltd.	1,000	101,721
Daiwa House Industry Co., Ltd.	8,200	203,535
Deutsche Wohnen AG	4,610	123,202
Global Logistic Properties Ltd.	44,500	64,008
Hang Lung Properties Ltd.	30,000	67,510
Henderson Land Development Co., Ltd.	15,138	90,602
Hulic Co., Ltd.	4,100	37,165
Hysan Development Co., Ltd.	9,000	37,581
Kerry Properties Ltd.	9,500	26,111
Lend Lease Group	7,334	64,811
Mitsubishi Estate Co., Ltd.	17,000	348,421
Mitsui Fudosan Co., Ltd.	13,000	357,509
New World Development Co., Ltd.	71,133	69,219
Nomura Real Estate Holdings, Inc.	1,700	34,277
NTT Urban Development Corp.	1,300	12,001
Sino Land Co., Ltd.	42,600	65,014
Sumitomo Realty & Development Co., Ltd.	5,000	159,713
Sun Hung Kai Properties Ltd.	23,000	299,784
Swire Pacific Ltd., Class A	160,260	1,798,146
Swire Properties Ltd.	763,732	2,120,184
Swiss Prime Site AG (Registered)*	546	39,961
Tokyo Tatemono Co., Ltd.	3,000	35,932
Tokyu Fudosan Holdings Corp.	7,100	47,421
UOL Group Ltd.	6,428	27,164
Vonovia SE	6,204	199,417
Wharf Holdings Ltd.	18,400	103,967
Wheelock & Co., Ltd.	13,000	56,562

		7,948,876

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	4,598	46,762

Total Financials		162,735,638

Health Care (15.2%)
Biotechnology (2.4%)
Actelion Ltd. (Registered)*	1,426	181,398
Alexion Pharmaceuticals, Inc.*	2,168	339,053
Amgen, Inc.	50,285	6,955,421
Baxalta, Inc.	5,215	164,325
Biogen, Inc.*	2,254	657,740
Celgene Corp.*	7,572	819,063
CSL Ltd.	6,491	409,004
Gilead Sciences, Inc.	88,480	8,687,851
Grifols S.A.	2,083	86,161
Regeneron Pharmaceuticals, Inc.*	742	345,134
Vertex Pharmaceuticals, Inc.*	2,336	243,271

		18,888,421

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	14,306	575,387
Baxter International, Inc.	5,215	171,313
Becton, Dickinson and Co.	2,008	266,381
Boston Scientific Corp.*	12,845	210,786
C.R. Bard, Inc.	710	132,280
Cochlear Ltd.	768	45,069
Coloplast A/S, Class B	1,501	106,488
DENTSPLY International, Inc.	1,341	67,814
Edwards Lifesciences Corp.*	1,030	146,435
Essilor International S.A.	2,826	345,190
Getinge AB, Class B	110,657	2,471,092
Hoya Corp.	5,800	190,586
Intuitive Surgical, Inc.*	354	162,691
Medtronic plc	13,559	907,640
Olympus Corp.	3,500	108,993
Smith & Nephew plc	12,228	213,838
Sonova Holding AG (Registered)	731	94,267
St. Jude Medical, Inc.	2,687	169,523
Stryker Corp.	3,038	285,876
Sysmex Corp.	2,000	105,757
Terumo Corp.	4,200	119,087
Varian Medical Systems, Inc.*	956	70,534
William Demant Holding A/S*	368	30,638
Zimmer Biomet Holdings, Inc.	1,639	153,951

		7,151,616

Health Care Providers & Services (1.0%)
Aetna, Inc.	3,345	365,976
Alfresa Holdings Corp.	2,300	39,377
AmerisourceBergen Corp.	1,972	187,320
Anthem, Inc.	2,510	351,400
Cardinal Health, Inc.	3,137	240,984
Cigna Corp.	2,469	333,364
DaVita HealthCare Partners, Inc.*	1,649	119,272
Express Scripts Holding Co.*	6,476	524,297
Fresenius Medical Care AG & Co. KGaA	3,000	233,931
Fresenius SE & Co. KGaA	5,220	350,111
HCA Holdings, Inc.*	3,062	236,876
Healthscope Ltd.	15,278	27,397
Henry Schein, Inc.*	801	106,309
Humana, Inc.	1,419	254,001
Laboratory Corp. of America Holdings*	958	103,914
McKesson Corp.	2,224	411,507
Medipal Holdings Corp.	1,500	23,893
Miraca Holdings, Inc.	700	29,773
Patterson Cos., Inc.	819	35,422
Quest Diagnostics, Inc.	1,379	84,767
Ramsay Health Care Ltd.	1,908	78,541
Ryman Healthcare Ltd.	5,887	27,555
Sinopharm Group Co., Ltd., Class H	604,400	2,125,976

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Sonic Healthcare Ltd.	4,960	$63,676
Suzuken Co., Ltd.	960	32,081
Tenet Healthcare Corp.*	941	34,742
UnitedHealth Group, Inc.	9,153	1,061,840
Universal Health Services, Inc., Class B	870	108,585

		7,592,887

Health Care Technology (0.0%)
Cerner Corp.*	2,940	176,282
M3, Inc.	2,700	53,864

		230,146

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	3,208	110,131
Lonza Group AG (Registered)*	737	96,923
PerkinElmer, Inc.	1,080	49,637
QIAGEN N.V.*	99,363	2,562,852
Thermo Fisher Scientific, Inc.	3,814	466,376
Waters Corp.*	793	93,740

		3,379,659

Pharmaceuticals (10.5%)
AbbVie, Inc.	15,894	864,793
Allergan plc*	37,763	10,264,361
Astellas Pharma, Inc.	29,400	381,673
AstraZeneca plc	17,257	1,095,187
Bayer AG (Registered)	41,491	5,302,894
Bristol-Myers Squibb Co.	16,014	948,029
Chugai Pharmaceutical Co., Ltd.	3,100	95,412
Daiichi Sankyo Co., Ltd.	8,700	151,915
Eisai Co., Ltd.	3,500	207,599
Eli Lilly & Co.	39,871	3,336,804
Endo International plc*	1,997	138,352
GlaxoSmithKline plc	329,961	6,325,261
Hisamitsu Pharmaceutical Co., Inc.	700	23,393
Johnson & Johnson	26,546	2,478,069
Kyowa Hakko Kirin Co., Ltd.	3,000	44,801
Mallinckrodt plc*	1,129	72,188
Merck & Co., Inc.	83,107	4,104,655
Merck KGaA	36,599	3,240,135
Mitsubishi Tanabe Pharma Corp.	3,000	52,806
Mylan N.V.*	3,944	158,785
Novartis AG (Registered)	65,266	6,011,961
Novo Nordisk A/S, Class B	26,602	1,431,834
Ono Pharmaceutical Co., Ltd.	1,100	130,838
Orion Oyj, Class B	1,363	51,595
Otsuka Holdings Co., Ltd.	5,300	170,345
Perrigo Co. plc	1,402	220,493
Pfizer, Inc.	241,482	7,584,950
Roche Holding AG	37,288	9,857,232
Sanofi S.A.	99,593	9,487,794
Santen Pharmaceutical Co., Ltd.	5,100	68,734
Shionogi & Co., Ltd.	4,100	147,376
Shire plc	8,079	551,424
Sumitomo Dainippon Pharma Co., Ltd.	2,100	21,029
Taisho Pharmaceutical Holdings Co., Ltd.	400	23,032
Takeda Pharmaceutical Co., Ltd.	10,800	476,032
Teva Pharmaceutical Industries Ltd.	11,920	673,989
Teva Pharmaceutical Industries Ltd. (ADR)	116,978	6,604,578
UCB S.A.	1,736	135,872
Zoetis, Inc.	4,401	181,233

		83,117,453

Total Health Care		120,360,182

Industrials (8.3%)
Aerospace & Defense (1.3%)
Airbus Group SE	8,114	481,939
BAE Systems plc	390,205	2,649,191
Boeing Co.	6,133	803,116
Cobham plc	16,964	73,462
Finmeccanica S.p.A.*	3,972	49,854
General Dynamics Corp.	2,906	400,883
Honeywell International, Inc.	7,494	709,607
L-3 Communications Holdings, Inc.	772	80,689
Lockheed Martin Corp.	2,562	531,128
Meggitt plc	10,669	77,034
Northrop Grumman Corp.	1,798	298,378
Precision Castparts Corp.	1,325	304,366
Raytheon Co.	2,912	318,165
Rockwell Collins, Inc.	26,860	2,198,222
Rolls-Royce Holdings plc*	25,406	260,879
Safran S.A.	4,000	301,812
Singapore Technologies Engineering Ltd.	24,400	51,217
Textron, Inc.	2,644	99,520
Thales S.A.	1,374	95,725
United Technologies Corp.	7,952	707,649
Zodiac Aerospace	2,748	62,901

		10,555,737

Air Freight & Logistics (0.8%)
Bollore S.A.	11,869	57,869
C.H. Robinson Worldwide, Inc.	1,359	92,113
Deutsche Post AG (Registered)	13,305	368,237
Expeditors International of Washington, Inc.	1,832	86,196
FedEx Corp.	15,428	2,221,323
Royal Mail plc	11,062	76,915
TNT Express N.V.	6,728	51,259
United Parcel Service, Inc., Class B	36,310	3,583,434
Yamato Holdings Co., Ltd.	4,700	90,120

		6,627,466

Airlines (0.5%)
American Airlines Group, Inc.	6,435	249,871
ANA Holdings, Inc.	17,000	47,805
Cathay Pacific Airways Ltd.	19,000	35,796
Delta Air Lines, Inc.	7,626	342,179
Deutsche Lufthansa AG (Registered)*	202,292	2,808,030
easyJet plc	2,225	59,964
International Consolidated Airlines Group S.A.*	12,150	108,587
Japan Airlines Co., Ltd.	1,730	61,073
Qantas Airways Ltd.*	8,550	22,387
Singapore Airlines Ltd.	7,800	58,755
Southwest Airlines Co.	6,316	240,261
United Continental Holdings, Inc.*	3,624	192,253

		4,226,961

Building Products (0.6%)
Allegion plc	917	52,874
Asahi Glass Co., Ltd.	13,000	76,304
Assa Abloy AB, Class B	13,758	247,118
Cie de Saint-Gobain	90,563	3,934,028
Daikin Industries Ltd.	3,200	179,922
Geberit AG (Registered)	521	159,514
LIXIL Group Corp.	3,600	73,217
Masco Corp.	3,339	84,076
TOTO Ltd.	2,000	62,601

		4,869,654

Commercial Services & Supplies (0.4%)
ADT Corp.	1,635	48,886
Aggreko plc	3,441	49,631

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Babcock International Group plc	3,318	$45,900
Brambles Ltd.	21,203	145,371
Cintas Corp.	856	73,402
Dai Nippon Printing Co., Ltd.	7,000	68,069
Edenred	2,745	44,900
G4S plc	20,641	72,187
ISS A/S	2,023	67,291
Park24 Co., Ltd.	1,300	24,459
Pitney Bowes, Inc.	1,926	38,231
Republic Services, Inc.	2,310	95,172
Secom Co., Ltd.	2,900	174,753
Securitas AB, Class B	4,220	51,606
Serco Group plc*	1,076,464	1,662,667
Societe BIC S.A.	381	59,226
Stericycle, Inc.*	812	113,120
Toppan Printing Co., Ltd.	7,000	56,489
Tyco International plc	4,057	135,747
Waste Management, Inc.	4,034	200,934

		3,228,041

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios S.A.	2,760	79,365
Boskalis Westminster	1,173	51,350
Bouygues S.A.	2,768	98,509
CIMIC Group Ltd.	1,306	21,597
Ferrovial S.A.	6,445	153,869
Fluor Corp.	1,412	59,798
Jacobs Engineering Group, Inc.*	1,226	45,889
JGC Corp.	3,000	39,895
Kajima Corp.	11,000	58,562
Obayashi Corp.	9,000	76,892
OCI N.V.*	1,185	30,396
Quanta Services, Inc.*	2,020	48,904
Shimizu Corp.	8,000	68,862
Skanska AB, Class B	5,127	100,687
Taisei Corp.	14,000	91,584
Vinci S.A.	6,482	412,174

		1,438,333

Electrical Equipment (0.4%)
ABB Ltd. (Registered)*	30,214	535,077
Alstom S.A.*	2,934	90,700
AMETEK, Inc.	2,303	120,493
Eaton Corp. plc	4,475	229,567
Emerson Electric Co.	6,297	278,138
Fuji Electric Co., Ltd.	8,000	29,123
Legrand S.A.	3,622	192,567
Mabuchi Motor Co., Ltd.	700	30,585
Mitsubishi Electric Corp.	26,000	238,725
Nidec Corp.	3,000	206,690
OSRAM Licht AG	1,230	63,551
Prysmian S.p.A.	2,673	55,295
Rockwell Automation, Inc.	1,295	131,404
Schneider Electric SE	7,603	426,368
Vestas Wind Systems A/S	3,104	161,770

		2,790,053

Industrial Conglomerates (1.5%)
3M Co.	5,987	848,777
CK Hutchison Holdings Ltd.	152,424	1,984,989
Danaher Corp.	5,711	486,634
General Electric Co.	96,733	2,439,606
Keihan Electric Railway Co., Ltd.	8,000	53,516
Keppel Corp., Ltd.	20,200	96,846
Koninklijke Philips N.V.	12,864	303,330
NWS Holdings Ltd.	19,688	26,026
Roper Technologies, Inc.	959	150,275
Seibu Holdings, Inc.	1,700	34,523
Sembcorp Industries Ltd.	13,500	32,857
Siemens AG (Registered)	35,885	3,206,083
Smiths Group plc	5,273	80,341
Toshiba Corp.*	822,000	2,075,814

		11,819,617

Machinery (1.5%)
Alfa Laval AB	3,926	64,294
Amada Holdings Co., Ltd.	4,700	35,872
Andritz AG	1,039	46,879
Atlas Copco AB, Class A	9,638	232,353
Atlas Copco AB, Class B	4,916	110,217
Caterpillar, Inc.	5,790	378,434
CNH Industrial N.V.	12,870	84,012
CRRC Corp., Ltd., Class H*	2,030,570	2,601,118
Cummins, Inc.	1,593	172,968
Deere & Co.	2,993	221,482
Dover Corp.	1,500	85,770
FANUC Corp.	2,800	431,674
Flowserve Corp.	1,287	52,947
GEA Group AG	2,479	94,215
Hino Motors Ltd.	3,400	34,730
Hitachi Construction Machinery Co., Ltd.	1,400	18,770
IHI Corp.	19,000	48,921
Illinois Tool Works, Inc.	3,161	260,182
IMI plc	3,626	52,136
Ingersoll-Rand plc	2,541	129,007
Joy Global, Inc.	931	13,900
JTEKT Corp.	2,800	39,290
Kawasaki Heavy Industries Ltd.	20,000	69,238
Komatsu Ltd.	12,800	188,389
Kone Oyj, Class B	4,251	161,974
Kubota Corp.	15,000	206,567
Kurita Water Industries Ltd.	1,400	29,776
Makita Corp.	1,600	85,344
MAN SE	566	57,565
Melrose Industries plc	13,237	53,030
Metso Oyj	1,535	31,969
Minebea Co., Ltd.	4,000	42,587
Mitsubishi Heavy Industries Ltd.	41,000	183,743
Nabtesco Corp.	1,600	29,249
NGK Insulators Ltd.	4,000	76,772
NSK Ltd.	6,500	63,107
PACCAR, Inc.	3,386	176,648
Parker-Hannifin Corp.	1,329	129,312
Pentair plc	1,743	88,963
Sandvik AB	14,699	125,400
Schindler Holding AG	667	96,031
Schindler Holding AG (Registered)	208	30,559
Sembcorp Marine Ltd.	15,500	24,967
SKF AB, Class B	5,477	100,907
SMC Corp.	700	153,744
Snap-on, Inc.	556	83,923
Stanley Black & Decker, Inc.	28,633	2,776,828
Sulzer AG (Registered)	329	32,269
Sumitomo Heavy Industries Ltd.	8,000	31,735
THK Co., Ltd.	1,600	25,459
Volvo AB, Class B	21,096	202,518
Wartsila Oyj Abp	2,019	80,239
Weichai Power Co., Ltd., Class H	1,310,000	1,228,473
Weir Group plc	2,903	51,490
Xylem, Inc.	1,742	57,225
Yangzijiang Shipbuilding Holdings Ltd.	30,135	24,098
Zardoya Otis S.A.	3,232	34,975

		12,044,244

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.1%)
A. P. Moller - Maersk A/S, Class A	53	$79,878
A. P. Moller - Maersk A/S, Class B	94	145,030
Kuehne + Nagel International AG (Registered)	717	92,275
Mitsui O.S.K. Lines Ltd.	15,000	36,067
Nippon Yusen KK	22,000	51,051

		404,301

Professional Services (0.2%)
Adecco S.A. (Registered)*	2,367	173,560
Bureau Veritas S.A.	3,506	73,967
Capita plc	8,959	162,715
Dun & Bradstreet Corp.	344	36,120
Equifax, Inc.	1,142	110,980
Experian plc	13,438	215,668
Intertek Group plc	2,192	80,801
Nielsen Holdings plc	3,546	157,691
Randstad Holding N.V.	1,639	97,802
Recruit Holdings Co., Ltd.	2,000	60,161
Robert Half International, Inc.	1,291	66,048
Seek Ltd.	4,362	37,011
SGS S.A. (Registered)	75	131,128

		1,403,652

Road & Rail (0.4%)
Asciano Ltd.	13,084	77,247
Aurizon Holdings Ltd.	28,767	101,762
Central Japan Railway Co.	2,000	323,451
ComfortDelGro Corp., Ltd.	30,000	60,735
CSX Corp.	9,461	254,501
DSV A/S	2,378	88,998
East Japan Railway Co.	4,597	389,017
Hankyu Hanshin Holdings, Inc.	15,000	91,670
J.B. Hunt Transport Services, Inc.	882	62,975
Kansas City Southern	1,055	95,878
Keikyu Corp.	6,000	47,864
Keio Corp.	8,000	56,968
Keisei Electric Railway Co., Ltd.	4,000	44,015
Kintetsu Group Holdings Co., Ltd.	24,000	86,483
MTR Corp., Ltd.	19,500	85,001
Nagoya Railroad Co., Ltd.	12,000	47,248
Nippon Express Co., Ltd.	12,000	57,444
Norfolk Southern Corp.	2,894	221,102
Odakyu Electric Railway Co., Ltd.	9,000	81,171
Ryder System, Inc.	507	37,538
Tobu Railway Co., Ltd.	13,000	55,932
Tokyu Corp.	15,000	110,214
Union Pacific Corp.	8,327	736,190
West Japan Railway Co.	2,300	143,986

		3,357,390

Trading Companies & Distributors (0.3%)
Ashtead Group plc	6,948	98,064
Brenntag AG	2,092	112,583
Bunzl plc	4,686	125,781
Fastenal Co.	2,780	101,776
ITOCHU Corp.	21,600	229,107
Marubeni Corp.	21,900	107,516
Mitsubishi Corp.	18,900	310,741
Mitsui & Co., Ltd.	23,200	261,274
Noble Group Ltd.	66,218	19,370
Rexel S.A.	3,907	48,045
Sumitomo Corp.	15,200	146,734
Toyota Tsusho Corp.	2,800	59,143
Travis Perkins plc	3,607	107,532
United Rentals, Inc.*	922	55,366
W.W. Grainger, Inc.	582	125,136
Wolseley plc	3,534	206,736

		2,114,904

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	6,717	106,271
Aena S.A.*§	957	105,681
Aeroports de Paris S.A.	392	44,487
Atlantia S.p.A.	5,658	158,415
Auckland International Airport Ltd.	14,368	44,930
Fraport AG Frankfurt Airport Services Worldwide	511	31,513
Groupe Eurotunnel SE (Registered)	6,419	87,428
Hutchison Port Holdings Trust (BATS Exchange)	23,100	12,705
Hutchison Port Holdings Trust (Singapore Stock Exchange)	56,200	30,970
Japan Airport Terminal Co., Ltd.	600	25,924
Kamigumi Co., Ltd.	3,000	24,624
Mitsubishi Logistics Corp.	2,000	23,158
Sydney Airport	14,373	60,265
Transurban Group	26,137	182,791

		939,162

Total Industrials		65,819,515

Information Technology (10.0%)
Communications Equipment (0.9%)
Alcatel-Lucent*	39,102	143,959
Cisco Systems, Inc.	192,915	5,064,019
F5 Networks, Inc.*	689	79,786
Harris Corp.	1,177	86,097
Juniper Networks, Inc.	3,367	86,566
Motorola Solutions, Inc.	1,525	104,279
Nokia Oyj	49,514	339,222
QUALCOMM, Inc.	15,086	810,571
Telefonaktiebolaget LM Ericsson, Class B	41,622	409,999

		7,124,498

Electronic Equipment, Instruments & Components (0.7%)
Alps Electric Co., Ltd.	2,000	56,750
Amphenol Corp., Class A	2,963	150,994
Citizen Holdings Co., Ltd.	3,700	25,594
Corning, Inc.	11,772	201,537
FLIR Systems, Inc.	1,336	37,395
Hamamatsu Photonics KK	1,900	43,001
Hexagon AB, Class B	3,264	99,893
Hirose Electric Co., Ltd.	415	45,320
Hitachi High-Technologies Corp.	900	19,547
Hitachi Ltd.	66,400	335,593
Ibiden Co., Ltd.	1,600	21,055
Ingenico Group	682	82,379
Keyence Corp.	640	286,552
Knowles Corp.*	164,020	3,022,889
Kyocera Corp.	4,400	201,905
Murata Manufacturing Co., Ltd.	2,800	363,631
Nippon Electric Glass Co., Ltd.	6,000	29,069
Omron Corp.	2,700	81,609
Shimadzu Corp.	4,000	57,804
TDK Corp.	1,700	96,697
TE Connectivity Ltd.	3,858	231,056
Yaskawa Electric Corp.	3,100	31,664
Yokogawa Electric Corp.	3,200	33,538

		5,555,472

Internet Software & Services (1.2%)
Akamai Technologies, Inc.*	1,709	118,024
eBay, Inc.*	10,753	262,803
Facebook, Inc., Class A*	21,661	1,947,324
Google, Inc., Class A*	8,122	5,184,841

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Google, Inc., Class C*	2,838	$1,726,696
Kakaku.com, Inc.	2,000	32,517
Mixi, Inc.	600	20,638
United Internet AG (Registered)	1,684	85,188
VeriSign, Inc.*	959	67,667
Yahoo! Japan Corp.	19,700	75,214
Yahoo!, Inc.*	8,303	240,040

		9,760,952

IT Services (0.9%)
Accenture plc, Class A	6,000	589,560
Alliance Data Systems Corp.*	590	152,798
Amadeus IT Holding S.A., Class A	6,233	266,518
Atos SE	1,184	90,930
Automatic Data Processing, Inc.	4,474	359,531
Cap Gemini S.A.	2,165	192,914
Cognizant Technology Solutions Corp., Class A*	5,852	366,394
Computer Sciences Corp.	1,320	81,022
Computershare Ltd.	6,230	46,455
Fidelity National Information Services, Inc.	2,697	180,915
Fiserv, Inc.*	2,249	194,786
Fujitsu Ltd.	26,000	113,383
International Business Machines Corp.	8,654	1,254,570
Itochu Techno-Solutions Corp.	400	8,548
MasterCard, Inc., Class A	9,581	863,440
Nomura Research Institute Ltd.	1,650	63,567
NTT Data Corp.	1,800	90,888
Otsuka Corp.	700	34,176
Paychex, Inc.	3,122	148,701
PayPal Holdings, Inc.*	10,591	328,745
Teradata Corp.*	1,387	40,168
Total System Services, Inc.	1,624	73,778
Visa, Inc., Class A	18,727	1,304,523
Western Union Co.	4,981	91,451
Xerox Corp.	9,647	93,865

		7,031,626

Semiconductors & Semiconductor Equipment (1.2%)
Altera Corp.	2,874	143,930
Analog Devices, Inc.	3,004	169,456
Applied Materials, Inc.	201,291	2,956,965
ARM Holdings plc	19,371	279,160
ASM Pacific Technology Ltd.	3,400	22,451
ASML Holding N.V.	4,825	423,021
Avago Technologies Ltd.	2,495	311,900
Broadcom Corp., Class A	5,364	275,870
First Solar, Inc.*	719	30,737
Infineon Technologies AG	15,589	175,191
Intel Corp.	45,534	1,372,395
KLA-Tencor Corp.	1,512	75,600
Lam Research Corp.	1,522	99,432
Linear Technology Corp.	2,285	92,200
Microchip Technology, Inc.	2,027	87,343
Micron Technology, Inc.*	10,290	154,144
NVIDIA Corp.	4,932	121,574
Qorvo, Inc.*	1,440	64,872
Rohm Co., Ltd.	1,300	58,123
Skyworks Solutions, Inc.	1,823	153,515
STMicroelectronics N.V.	8,965	61,044
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	75,575	1,568,181
Texas Instruments, Inc.	9,852	487,871
Tokyo Electron Ltd.	2,400	113,439
Xilinx, Inc.	2,497	105,873

		9,404,287

Software (2.6%)
Activision Blizzard, Inc.	4,800	148,272
Adobe Systems, Inc.*	4,775	392,600
Autodesk, Inc.*	2,166	95,607
CA, Inc.	3,045	83,128
Citrix Systems, Inc.*	1,527	105,791
COLOPL, Inc.	700	11,287
Dassault Systemes S.A.	1,751	129,281
Electronic Arts, Inc.*	2,970	201,218
Gemalto N.V.	1,098	71,266
GungHo Online Entertainment, Inc.	6,400	18,986
Intuit, Inc.	2,643	234,566
Konami Corp.	1,200	26,055
Microsoft Corp.	267,206	11,826,538
Nexon Co., Ltd.	1,800	24,109
NICE-Systems Ltd.	797	44,663
Nintendo Co., Ltd.	1,400	236,518
Oracle Corp.	88,030	3,179,644
Oracle Corp. Japan	500	21,167
Red Hat, Inc.*	1,752	125,934
Sage Group plc	14,625	110,659
salesforce.com, Inc.*	5,942	412,553
SAP SE	46,332	2,997,514
Symantec Corp.	6,518	126,905
Trend Micro, Inc.	1,500	53,127

		20,677,388

Technology Hardware, Storage & Peripherals (2.5%)
Apple, Inc.	54,718	6,035,395
Brother Industries Ltd.	3,100	37,481
Canon, Inc.	14,500	420,081
EMC Corp.	18,448	445,704
Fujifilm Holdings Corp.	6,400	240,133
Hewlett-Packard Co.	82,910	2,123,325
Konica Minolta, Inc.	312,400	3,297,747
NEC Corp.	36,000	110,965
NetApp, Inc.	2,875	85,100
Ricoh Co., Ltd.	9,500	96,068
Samsung Electronics Co., Ltd. (Korea Stock Exchange)	530	509,699
Samsung Electronics Co., Ltd. (London Stock Exchange) (GDR)	12,420	5,879,189
SanDisk Corp.	1,959	106,432
Seagate Technology plc	2,899	129,875
Seiko Epson Corp.	3,800	53,793
Western Digital Corp.	2,212	175,721

		19,746,708

Total Information Technology		79,300,931

Materials (4.3%)
Chemicals (1.8%)
Air Liquide S.A.	4,721	559,432
Air Products and Chemicals, Inc.	1,855	236,661
Air Water, Inc.	2,000	30,162
Airgas, Inc.	646	57,707
Akzo Nobel N.V.	66,236	4,306,048
Arkema S.A.	898	58,273
Asahi Kasei Corp.	17,000	120,008
BASF SE	12,622	963,114
CF Industries Holdings, Inc.	2,255	101,249
Croda International plc	1,823	74,876
Daicel Corp.	4,000	49,205
Dow Chemical Co.	11,116	471,318
E.I. du Pont de Nemours & Co.	8,674	418,087
Eastman Chemical Co.	1,420	91,902
Ecolab, Inc.	2,550	279,786

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
EMS-Chemie Holding AG (Registered)	109	$44,940
Evonik Industries AG	1,559	52,108
FMC Corp.	1,274	43,201
Fuchs Petrolub SE (Preference)(q)	921	40,647
Givaudan S.A. (Registered)*	127	206,938
Hitachi Chemical Co., Ltd.	1,400	19,357
Incitec Pivot Ltd.	23,083	63,375
International Flavors & Fragrances, Inc.	772	79,717
Israel Chemicals Ltd.	6,622	34,141
Israel Corp., Ltd.	46	11,050
Johnson Matthey plc	2,757	102,411
JSR Corp.	2,500	36,117
K+S AG (Registered)	2,676	89,441
Kaneka Corp.	3,000	22,178
Kansai Paint Co., Ltd.	3,000	41,019
Koninklijke DSM N.V.	2,488	114,884
Kuraray Co., Ltd.	4,600	57,454
Lanxess AG	1,269	59,288
Linde AG	2,539	411,279
LyondellBasell Industries N.V., Class A	24,363	2,030,900
Mitsubishi Chemical Holdings Corp.	18,700	98,086
Mitsubishi Gas Chemical Co., Inc.	5,000	23,129
Mitsui Chemicals, Inc.	12,000	38,577
Monsanto Co.	4,493	383,433
Mosaic Co.	3,231	100,516
Nippon Paint Holdings Co., Ltd.	2,000	35,017
Nitto Denko Corp.	2,300	138,141
Novozymes A/S, Class B	3,285	143,456
Orica Ltd.	5,042	53,407
PPG Industries, Inc.	2,599	227,906
Praxair, Inc.	2,759	281,032
Sherwin-Williams Co.	759	169,090
Shin-Etsu Chemical Co., Ltd.	5,600	287,834
Sigma-Aldrich Corp.	1,141	158,508
Sika AG	30	92,817
Solvay S.A.	757	77,372
Sumitomo Chemical Co., Ltd.	21,000	106,669
Symrise AG	1,677	100,736
Syngenta AG (Registered)	1,274	409,188
Taiyo Nippon Sanso Corp.	2,000	19,052
Teijin Ltd.	13,000	39,577
Toray Industries, Inc.	20,000	173,334
Umicore S.A.	1,318	50,789
Yara International ASA	2,468	98,624

		14,684,563

Construction Materials (1.2%)
Boral Ltd.	10,355	38,375
CRH plc	242,549	6,416,284
Fletcher Building Ltd.	8,834	38,501
HeidelbergCement AG	31,776	2,175,822
Holcim Ltd. (Registered)*	5,756	302,405
Imerys S.A.	480	30,854
James Hardie Industries plc (CDI)	6,081	73,394
Martin Marietta Materials, Inc.	642	97,552
Taiheiyo Cement Corp.	16,000	48,140
Vulcan Materials Co.	1,262	112,571

		9,333,898

Containers & Packaging (0.1%)
Amcor Ltd.	16,400	152,356
Avery Dennison Corp.	865	48,933
Ball Corp.	1,312	81,606
Owens-Illinois, Inc.*	1,569	32,510
Rexam plc	9,256	73,374
Sealed Air Corp.	1,975	92,588
Toyo Seikan Group Holdings Ltd.	2,500	39,732
WestRock Co.	2,497	128,446

		649,545

Metals & Mining (1.1%)
Alcoa, Inc.	12,569	121,417
Alumina Ltd.	33,989	26,934
Anglo American plc	19,075	159,575
Antofagasta plc	5,347	40,547
ArcelorMittal S.A.	14,036	73,338
BHP Billiton Ltd.	43,903	692,425
BHP Billiton plc	28,905	441,268
Boliden AB	3,846	60,210
Fortescue Metals Group Ltd.	21,391	27,489
Freeport-McMoRan, Inc.	9,932	96,241
Fresnillo plc	2,927	26,239
Glencore plc*	1,512,328	2,107,431
Hitachi Metals Ltd.	3,000	34,969
Iluka Resources Ltd.	5,716	25,004
JFE Holdings, Inc.	6,700	88,100
Kobe Steel Ltd.	42,000	45,721
Maruichi Steel Tube Ltd.	600	13,604
Mitsubishi Materials Corp.	15,000	45,758
MMC Norilsk Nickel PJSC (ADR)	127,634	1,834,101
Newcrest Mining Ltd.*	10,511	95,133
Newmont Mining Corp.	5,042	81,025
Nippon Steel & Sumitomo Metal Corp.	10,305	188,252
Norsk Hydro ASA	18,444	61,604
Nucor Corp.	3,048	114,452
POSCO (ADR)	39,545	1,384,866
Randgold Resources Ltd.	1,241	73,047
Rio Tinto Ltd.	5,967	205,045
Rio Tinto plc	17,344	581,870
South32 Ltd.*	71,928	69,510
Sumitomo Metal Mining Co., Ltd.	7,000	79,708
ThyssenKrupp AG	5,089	89,112
voestalpine AG	1,703	58,596

		9,042,591

Paper & Forest Products (0.1%)
International Paper Co.	4,039	152,634
Mondi plc	5,020	105,356
Oji Holdings Corp.	11,000	47,241
Stora Enso Oyj, Class R	7,051	53,414
UPM-Kymmene Oyj	7,448	111,900

		470,545

Total Materials		34,181,142

Telecommunication Services (3.8%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	59,024	1,923,002
Bezeq Israeli Telecommunication Corp., Ltd.	26,067	49,863
BT Group plc	114,348	727,632
CenturyLink, Inc.	5,411	135,924
Deutsche Telekom AG (Registered)	43,788	777,327
Elisa Oyj	1,939	65,636
Frontier Communications Corp.	11,008	52,288
HKT Trust & HKT Ltd.	37,414	44,582
Iliad S.A.	360	72,885
Inmarsat plc	6,041	89,919
Koninklijke KPN N.V.	44,499	166,798
Level 3 Communications, Inc.*	2,768	120,934
Nippon Telegraph & Telephone Corp.	10,256	360,188
Orange S.A.	26,341	398,358
PCCW Ltd.	61,000	31,398

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Proximus S.A.	2,116	$72,924
Singapore Telecommunications Ltd.	1,297,350	3,290,990
Spark New Zealand Ltd.	23,871	45,500
Swisscom AG (Registered)	350	174,967
TDC A/S	10,686	55,143
Telecom Italia S.p.A.*	138,436	170,209
Telecom Italia S.p.A. (RNC)	82,364	84,525
Telefonica Deutschland Holding AG	7,950	48,519
Telefonica S.A.	409,356	4,961,535
Telenor ASA	115,621	2,162,829
TeliaSonera AB	34,526	186,207
Telstra Corp., Ltd.	59,531	235,013
TPG Telecom Ltd.	3,744	28,619
Verizon Communications, Inc.	39,002	1,696,977
Vivendi S.A.	15,767	373,283

		18,603,974

Wireless Telecommunication Services (1.4%)
China Mobile Ltd.	205,000	2,446,695
KDDI Corp.	24,000	537,464
Millicom International Cellular S.A. (SDR)	989	61,871
NTT DOCOMO, Inc.	18,800	315,195
SoftBank Group Corp.	52,200	2,401,743
StarHub Ltd.	8,019	19,530
Tele2 AB, Class B	4,200	40,970
Vodafone Group plc	1,732,625	5,478,628

		11,302,096

Total Telecommunication Services		29,906,070

Utilities (1.4%)
Electric Utilities (0.8%)
American Electric Power Co., Inc.	4,710	267,811
AusNet Services	31,897	30,641
Cheung Kong Infrastructure Holdings Ltd.	10,000	89,698
Chubu Electric Power Co., Inc.	9,000	133,084
Chugoku Electric Power Co., Inc.	4,100	56,618
CLP Holdings Ltd.	27,500	234,525
Contact Energy Ltd.	6,159	19,534
Duke Energy Corp.	6,626	476,675
Edison International	3,112	196,274
EDP - Energias de Portugal S.A.	22,708	83,238
Electricite de France S.A.	3,312	58,502
Endesa S.A.	4,346	91,570
Enel S.p.A.	98,405	440,009
Entergy Corp.	1,724	112,232
Eversource Energy	3,026	153,176
Exelon Corp.	8,265	245,470
FirstEnergy Corp.	4,023	125,960
Fortum Oyj	6,196	91,832
Hokuriku Electric Power Co.	2,300	31,003
Iberdrola S.A.	75,733	503,878
Kansai Electric Power Co., Inc.*	9,700	108,583
Kyushu Electric Power Co., Inc.*	5,900	64,353
Mighty River Power Ltd.	11,822	19,019
NextEra Energy, Inc.	4,419	431,073
Pepco Holdings, Inc.	2,415	58,491
Pinnacle West Capital Corp.	1,057	67,796
Power Assets Holdings Ltd.	19,500	184,926
PPL Corp.	6,430	211,483
Red Electrica Corporacion S.A.	937	77,835
Shikoku Electric Power Co., Inc.	2,500	40,900
Southern Co.	8,691	388,488
SSE plc	13,572	307,794
Terna Rete Elettrica Nazionale S.p.A.	20,620	100,385
Tohoku Electric Power Co., Inc.	6,300	85,770
Tokyo Electric Power Co., Inc.*	20,100	134,878
Xcel Energy, Inc.	4,833	171,137

		5,894,641

Gas Utilities (0.1%)
AGL Resources, Inc.	1,143	69,769
APA Group	15,649	94,200
Enagas S.A.	1,556	44,597
Gas Natural SDG S.A.	5,149	100,406
Hong Kong & China Gas Co., Ltd.	97,520	183,077
Osaka Gas Co., Ltd.	26,000	98,953
Snam S.p.A.	30,523	157,078
Toho Gas Co., Ltd.	6,000	35,509
Tokyo Gas Co., Ltd.	32,000	155,553

		939,142

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	6,520	63,831
Electric Power Development Co., Ltd.	2,000	61,351
Enel Green Power S.p.A.	23,979	45,427
Meridian Energy Ltd.	18,290	24,646
NRG Energy, Inc.	3,226	47,906

		243,161

Multi-Utilities (0.5%)
AGL Energy Ltd.	9,203	103,456
Ameren Corp.	2,318	97,982
CenterPoint Energy, Inc.	4,105	74,054
Centrica plc	68,300	237,342
CMS Energy Corp.	2,631	92,927
Consolidated Edison, Inc.	2,798	187,046
Dominion Resources, Inc.	5,686	400,181
DTE Energy Co.	1,719	138,156
E.ON SE	27,682	237,481
Engie	20,169	326,604
National Grid plc	51,615	718,830
NiSource, Inc.	3,058	56,726
PG&E Corp.	4,690	247,632
Public Service Enterprise Group, Inc.	4,835	203,844
RWE AG	6,804	77,093
SCANA Corp.	1,365	76,795
Sempra Energy	2,260	218,587
Suez Environnement Co. S.A.	3,905	70,238
TECO Energy, Inc.	2,250	59,085
Veolia Environnement S.A.	6,063	138,942
WEC Energy Group, Inc.	3,011	157,234

		3,920,235

Water Utilities (0.0%)
Severn Trent plc	3,369	111,542
United Utilities Group plc	9,661	135,432

		246,974

Total Utilities		11,244,153

Total Common Stocks (90.4%) (Cost $613,314,926)		716,260,197

SHORT-TERM INVESTMENT:
Investment Company (2.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	18,265,657	18,265,657

Total Short-Term Investment (2.3%) (Cost $18,265,657)		18,265,657

Total Investments (92.7%) (Cost $631,580,583)		734,525,854
Other Assets Less Liabilities (7.3%)		57,464,863

Net Assets (100%)		$791,990,717

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

*	Non-income producing.

†	Securities (totaling $68,202 or 0.0% of net assets) held at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $200,451 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.3%
Austria	0.0	#
Belgium	0.3
Bermuda	0.0	#
Canada	0.3
Chile	0.0	#
China	1.1
Denmark	0.4
Finland	0.2
France	5.7
Germany	4.5
Hong Kong	1.9
Ireland	1.2
Israel	1.0
Italy	1.7
Japan	7.4
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	3.3
New Zealand	0.0	#
Norway	0.5
Portugal	0.0	#
Russia	0.2
Singapore	0.9
South Africa	0.0	#
South Korea	1.7
Spain	1.2
Sweden	0.9
Switzerland	5.1
Taiwan	0.2
Thailand	0.3
United Kingdom	10.9
United States	40.4
Cash and Other	7.3

	100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)
AXA S.A.	$352,592	$291,777	$—	$649,511	$16,010	$—

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
EURO Stoxx 50 Index	412	December-15	$14,601,889	$14,230,000	$(371,889)
FTSE 100 Index	96	December-15	8,779,083	8,740,306	(38,777)
S&P 500 E-Mini Index	381	December-15	37,550,703	36,360,735	(1,189,968)
SPI 200 Index	40	December-15	3,511,333	3,514,413	3,080
TOPIX Index	75	December-15	8,990,486	8,824,449	(166,037)

					$(1,763,591)

At September 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/18/15	Citibank N.A.	528	$368,822	$374,143	$(5,321)
British Pound vs. U.S. Dollar, expiring 12/18/15	Barclays Bank plc	702	1,062,246	1,082,058	(19,812)
European Union Euro vs. U.S. Dollar, expiring 12/18/15	Barclays Bank plc	1,601	1,790,951	1,815,796	(24,845)
Japanese Yen vs. U.S. Dollar, expiring 12/18/15	Barclays Bank plc	128,686	1,074,241	1,077,350	(3,109)

					$(53,087)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 12/18/15	Morgan Stanley	81	$126,156	$123,168	$2,988
European Union Euro vs. U.S. Dollar, expiring 12/18/15	Barclays Bank plc	120	133,948	133,949	(1)
European Union Euro vs. U.S. Dollar, expiring 12/18/15	Credit Suisse	104	117,824	116,818	1,006
Japanese Yen vs. U.S. Dollar, expiring 12/18/15	Morgan Stanley	13,156	109,601	109,822	(221)

					$3,772

					$(49,315)

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$46,914,282	$47,833,706	$—	$94,747,988
Consumer Staples	28,221,778	28,717,875	—	56,939,653
Energy	28,030,805	32,927,783	66,337	61,024,925
Financials	56,558,909	106,174,864	1,865	162,735,638
Health Care	63,946,501	56,413,681	—	120,360,182
Industrials	25,842,875	39,976,640	—	65,819,515
Information Technology	59,852,997	19,447,934	—	79,300,931
Materials	9,509,955	24,671,187	—	34,181,142
Telecommunication Services	3,929,125	25,976,945	—	29,906,070
Utilities	5,097,821	6,146,332	—	11,244,153
Forward Currency Contracts	—	3,994	—	3,994
Futures	3,080	—	—	3,080
Short-Term Investment	18,265,657	—	—	18,265,657

Total Assets	$346,173,785	$388,290,941	$68,202	$734,532,928

Liabilities:
Forward Currency Contracts	$—	$(53,309)	$—	$(53,309)
Futures	(1,766,671)	—	—	(1,766,671)

Total Liabilities	$(1,766,671)	$(53,309)	$—	$(1,819,980)

Total	$344,407,114	$388,237,632	$68,202	$732,712,948

(a)	A security with a market value of $66,337 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$185,067,793
Aggregate gross unrealized depreciation	(84,464,474)

Net unrealized appreciation	$100,603,319

Federal income tax cost of investments	$633,922,535

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.8%)
Auto Components (0.3%)
BorgWarner, Inc.	78,019	$3,244,810
Delphi Automotive plc	97,984	7,450,703
Goodyear Tire & Rubber Co.	92,832	2,722,763
Johnson Controls, Inc.	225,385	9,321,924

		22,740,200

Automobiles (0.6%)
Ford Motor Co.	1,342,855	18,222,542
General Motors Co.	496,702	14,910,994
Harley-Davidson, Inc.	70,974	3,896,473

		37,030,009

Distributors (0.1%)
Genuine Parts Co.	52,239	4,330,091

Diversified Consumer Services (0.1%)
H&R Block, Inc.	95,205	3,446,421

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	159,509	7,927,597
Chipotle Mexican Grill, Inc.*	10,732	7,729,723
Darden Restaurants, Inc.	39,284	2,692,525
Marriott International, Inc., Class A	68,717	4,686,499
McDonald’s Corp.	324,537	31,976,631
Royal Caribbean Cruises Ltd.	59,117	5,266,734
Starbucks Corp.	511,438	29,070,136
Starwood Hotels & Resorts Worldwide, Inc.	58,711	3,903,107
Wyndham Worldwide Corp.	40,700	2,926,330
Wynn Resorts Ltd.	27,745	1,473,814
Yum! Brands, Inc.	148,589	11,879,691

		109,532,787

Household Durables (0.4%)
D.R. Horton, Inc.	112,485	3,302,560
Garmin Ltd.	40,871	1,466,451
Harman International Industries, Inc.	24,526	2,354,251
Leggett & Platt, Inc.	47,672	1,966,470
Lennar Corp., Class A	59,937	2,884,768
Mohawk Industries, Inc.*	21,904	3,981,928
Newell Rubbermaid, Inc.	92,569	3,675,915
PulteGroup, Inc.	110,698	2,088,871
Whirlpool Corp.	27,022	3,979,260

		25,700,474

Internet & Catalog Retail (1.7%)
Amazon.com, Inc.*	132,158	67,650,358
Expedia, Inc.	34,476	4,057,136
Netflix, Inc.*	146,797	15,158,258
Priceline Group, Inc.*	17,472	21,610,418
TripAdvisor, Inc.*	38,909	2,452,045

		110,928,215

Leisure Products (0.1%)
Hasbro, Inc.	38,837	2,801,701
Mattel, Inc.	116,682	2,457,323

		5,259,024

Media (2.9%)
Cablevision Systems Corp. - New York Group, Class A	76,615	2,487,689
CBS Corp. (Non-Voting), Class B	153,138	6,110,206
Comcast Corp., Class A	855,607	48,712,602
Discovery Communications, Inc., Class A*	50,329	1,310,064
Discovery Communications, Inc., Class C*	89,635	2,177,234
Interpublic Group of Cos., Inc.	141,420	2,705,365
News Corp., Class A	133,020	1,678,712
News Corp., Class B	36,313	465,533
Omnicom Group, Inc.	83,717	5,516,950
Scripps Networks Interactive, Inc., Class A	32,896	1,618,154
TEGNA, Inc.	78,562	1,759,003
Time Warner Cable, Inc.	97,510	17,490,369
Time Warner, Inc.	281,040	19,321,500
Twenty-First Century Fox, Inc., Class A	420,722	11,351,080
Twenty-First Century Fox, Inc., Class B	148,587	4,022,250
Viacom, Inc., Class B	119,731	5,166,393
Walt Disney Co.	535,087	54,685,891

		186,578,995

Multiline Retail (0.6%)
Dollar General Corp.	101,537	7,355,340
Dollar Tree, Inc.*	80,881	5,391,527
Kohl’s Corp.	68,186	3,157,694
Macy’s, Inc.	114,053	5,853,200
Nordstrom, Inc.	47,694	3,420,137
Target Corp.	216,550	17,033,823

		42,211,721

Specialty Retail (2.4%)
Advance Auto Parts, Inc.	25,230	4,781,842
AutoNation, Inc.*	26,973	1,569,289
AutoZone, Inc.*	10,639	7,700,827
Bed Bath & Beyond, Inc.*	58,441	3,332,306
Best Buy Co., Inc.	105,758	3,925,737
CarMax, Inc.*	71,689	4,252,591
GameStop Corp., Class A	36,775	1,515,498
Gap, Inc.	82,001	2,337,029
Home Depot, Inc.	442,487	51,102,824
L Brands, Inc.	88,535	7,979,660
Lowe’s Cos., Inc.	318,825	21,973,419
O’Reilly Automotive, Inc.*	34,254	8,563,500
Ross Stores, Inc.	142,588	6,911,240
Signet Jewelers Ltd.	27,506	3,744,392
Staples, Inc.	222,091	2,605,127
Tiffany & Co.	38,850	2,999,997
TJX Cos., Inc.	232,381	16,596,651
Tractor Supply Co.	46,802	3,946,345
Urban Outfitters, Inc.*	32,559	956,583

		156,794,857

Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	95,886	2,773,982
Fossil Group, Inc.*	14,428	806,237
Hanesbrands, Inc.	138,689	4,013,660
Michael Kors Holdings Ltd.*	66,669	2,816,098
NIKE, Inc., Class B	233,595	28,725,177
PVH Corp.	28,585	2,913,955
Ralph Lauren Corp.	20,652	2,440,240
Under Armour, Inc., Class A*	62,013	6,001,618
VF Corp.	117,337	8,003,557

		58,494,524

Total Consumer Discretionary	.	763,047,318

Consumer Staples (8.9%)
Beverages (2.1%)
Brown-Forman Corp., Class B	36,564	3,543,052
Coca-Cola Co.	1,349,063	54,124,408
Coca-Cola Enterprises, Inc.	72,626	3,511,467
Constellation Brands, Inc., Class A	59,265	7,420,571
Dr. Pepper Snapple Group, Inc.	65,777	5,199,672
Molson Coors Brewing Co., Class B	54,661	4,537,956
Monster Beverage Corp.*	52,401	7,081,471

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	506,198	$47,734,471

		133,153,068

Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	151,443	21,894,114
CVS Health Corp.	384,039	37,052,083
Kroger Co.	334,741	12,074,108
Sysco Corp.	190,652	7,429,708
Walgreens Boots Alliance, Inc.	301,110	25,022,241
Wal-Mart Stores, Inc.	543,784	35,258,955
Whole Foods Market, Inc.	123,314	3,902,888

		142,634,097

Food Products (1.5%)
Archer-Daniels-Midland Co.	209,834	8,697,619
Campbell Soup Co.	62,062	3,145,302
ConAgra Foods, Inc.	148,771	6,026,713
General Mills, Inc.	206,318	11,580,629
Hershey Co.	50,332	4,624,504
Hormel Foods Corp.	46,444	2,940,370
J.M. Smucker Co.	35,463	4,045,974
Kellogg Co.	87,725	5,838,099
Keurig Green Mountain, Inc.	41,493	2,163,445
Kraft Heinz Co.	204,785	14,453,725
McCormick & Co., Inc. (Non-Voting)	39,961	3,283,995
Mead Johnson Nutrition Co.	69,862	4,918,285
Mondelez International, Inc., Class A	555,237	23,247,773
Tyson Foods, Inc., Class A	104,879	4,520,285

		99,486,718

Household Products (1.6%)
Clorox Co.	44,330	5,121,445
Colgate-Palmolive Co.	310,175	19,683,705
Kimberly-Clark Corp.	125,525	13,687,246
Procter & Gamble Co.	934,716	67,243,469

		105,735,865

Personal Products (0.1%)
Estee Lauder Cos., Inc., Class A	77,829	6,279,244

Tobacco (1.4%)
Altria Group, Inc.	675,632	36,754,381
Philip Morris International, Inc.	533,831	42,348,813
Reynolds American, Inc.	285,622	12,644,486

		91,747,680

Total Consumer Staples		579,036,672

Energy (6.2%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	150,200	7,816,408
Cameron International Corp.*	65,994	4,046,752
Diamond Offshore Drilling, Inc.	21,870	378,351
Ensco plc, Class A	79,608	1,120,881
FMC Technologies, Inc.*	79,074	2,451,294
Halliburton Co.	294,537	10,411,883
Helmerich & Payne, Inc.	37,262	1,761,002
National Oilwell Varco, Inc.	132,256	4,979,438
Schlumberger Ltd.	436,059	30,074,989
Transocean Ltd.	119,741	1,547,054

		64,588,052

Oil, Gas & Consumable Fuels (5.2%)
Anadarko Petroleum Corp.	175,055	10,571,572
Apache Corp.	130,250	5,100,590
Cabot Oil & Gas Corp.	142,703	3,119,488
Chesapeake Energy Corp.	175,888	1,289,259
Chevron Corp.	648,424	51,147,685
Cimarex Energy Co.	32,549	3,335,622
Columbia Pipeline Group, Inc.	109,480	2,002,389
ConocoPhillips Co.	425,035	20,384,679
CONSOL Energy, Inc.	81,014	793,937
Devon Energy Corp.	133,129	4,937,755
EOG Resources, Inc.	189,238	13,776,526
EQT Corp.	52,517	3,401,526
Exxon Mobil Corp.	1,436,742	106,821,768
Hess Corp.	83,435	4,176,756
Kinder Morgan, Inc.	619,359	17,143,857
Marathon Oil Corp.	233,350	3,593,590
Marathon Petroleum Corp.	184,754	8,559,653
Murphy Oil Corp.	56,107	1,357,789
Newfield Exploration Co.*	56,157	1,847,565
Noble Energy, Inc.	146,473	4,420,555
Occidental Petroleum Corp.	263,249	17,413,921
ONEOK, Inc.	72,077	2,320,879
Phillips 66	164,996	12,678,293
Pioneer Natural Resources Co.	51,450	6,258,378
Range Resources Corp.	58,975	1,894,277
Southwestern Energy Co.*	131,321	1,666,464
Spectra Energy Corp.	231,344	6,077,407
Tesoro Corp.	42,418	4,124,726
Valero Energy Corp.	171,299	10,295,070
Williams Cos., Inc.	235,091	8,663,103

		339,175,079

Total Energy		403,763,131

Financials (14.9%)
Banks (5.4%)
Bank of America Corp.	3,607,334	56,202,264
BB&T Corp.	268,644	9,563,726
Citigroup, Inc.	1,037,157	51,453,359
Comerica, Inc.	61,313	2,519,964
Fifth Third Bancorp	276,791	5,234,118
Huntington Bancshares, Inc./Ohio	274,383	2,908,460
JPMorgan Chase & Co.	1,274,309	77,694,620
KeyCorp	291,309	3,789,930
M&T Bank Corp.	45,913	5,599,090
People’s United Financial, Inc.	107,846	1,696,418
PNC Financial Services Group, Inc.	169,446	15,114,583
Regions Financial Corp.	456,547	4,113,488
SunTrust Banks, Inc./Georgia	178,513	6,826,337
U.S. Bancorp	570,412	23,392,596
Wells Fargo & Co.	1,609,693	82,657,736
Zions Bancorp	70,355	1,937,577

		350,704,266

Capital Markets (1.9%)
Affiliated Managers Group, Inc.*	18,865	3,225,726
Ameriprise Financial, Inc.	61,413	6,702,001
Bank of New York Mellon Corp.	381,293	14,927,621
BlackRock, Inc.	44,145	13,131,813
Charles Schwab Corp.	412,547	11,782,342
E*TRADE Financial Corp.*	99,991	2,632,763
Franklin Resources, Inc.	133,254	4,965,044
Goldman Sachs Group, Inc.	138,721	24,104,161
Invesco Ltd.	147,732	4,613,670
Legg Mason, Inc.	38,331	1,594,953
Morgan Stanley	525,028	16,538,382
Northern Trust Corp.	75,425	5,140,968
State Street Corp.	140,631	9,451,810
T. Rowe Price Group, Inc.	88,288	6,136,016

		124,947,270

Consumer Finance (0.7%)
American Express Co.	293,276	21,740,550
Capital One Financial Corp.	186,915	13,555,076
Discover Financial Services	150,002	7,798,604

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Navient Corp.	131,017	$1,472,631

		44,566,861

Diversified Financial Services (1.9%)
Berkshire Hathaway, Inc., Class B*	645,551	84,179,850
CME Group, Inc./Illinois	116,387	10,793,730
Intercontinental Exchange, Inc.	38,074	8,947,009
Leucadia National Corp.	116,490	2,360,087
McGraw Hill Financial, Inc.	93,901	8,122,437
Moody’s Corp.	60,049	5,896,812
Nasdaq, Inc.	40,778	2,174,691

		122,474,616

Insurance (2.5%)
ACE Ltd.	111,580	11,537,372
Aflac, Inc.	148,412	8,627,189
Allstate Corp.	137,970	8,035,373
American International Group, Inc.	445,858	25,333,651
Aon plc	96,500	8,550,865
Assurant, Inc.	23,199	1,832,953
Chubb Corp.	78,214	9,592,947
Cincinnati Financial Corp.	50,891	2,737,936
Genworth Financial, Inc., Class A*	174,155	804,596
Hartford Financial Services Group, Inc.	142,951	6,544,297
Lincoln National Corp.	86,476	4,104,151
Loews Corp.	98,840	3,572,077
Marsh & McLennan Cos., Inc.	182,630	9,536,939
MetLife, Inc.	384,864	18,146,338
Principal Financial Group, Inc.	94,456	4,471,547
Progressive Corp.	201,906	6,186,400
Prudential Financial, Inc.	155,409	11,843,720
Torchmark Corp.	40,254	2,270,326
Travelers Cos., Inc.	107,238	10,673,398
Unum Group	85,288	2,736,039
XL Group plc	104,174	3,783,600

		160,921,714

Real Estate Investment Trusts (REITs) (2.4%)
American Tower Corp. (REIT)	145,857	12,832,499
Apartment Investment & Management Co. (REIT), Class A	53,981	1,998,377
AvalonBay Communities, Inc. (REIT)	45,797	8,006,232
Boston Properties, Inc. (REIT)	52,920	6,265,728
Crown Castle International Corp. (REIT)	115,009	9,070,760
Equinix, Inc. (REIT)	19,628	5,366,295
Equity Residential (REIT)	125,458	9,424,405
Essex Property Trust, Inc. (REIT)	22,655	5,061,580
General Growth Properties, Inc. (REIT)	201,424	5,230,981
HCP, Inc. (REIT)	159,402	5,937,725
Host Hotels & Resorts, Inc. (REIT)	259,024	4,095,169
Iron Mountain, Inc. (REIT)	66,110	2,050,732
Kimco Realty Corp. (REIT)	142,362	3,477,904
Macerich Co. (REIT)	46,373	3,562,374
Plum Creek Timber Co., Inc. (REIT)	60,261	2,380,912
Prologis, Inc. (REIT)	180,608	7,025,651
Public Storage (REIT)	50,662	10,721,599
Realty Income Corp. (REIT)	80,934	3,835,462
Simon Property Group, Inc. (REIT)	106,619	19,588,043
SL Green Realty Corp. (REIT)	34,326	3,712,700
Ventas, Inc. (REIT)	114,577	6,423,187
Vornado Realty Trust (REIT)	61,057	5,520,774
Welltower, Inc. (REIT)	121,256	8,211,456
Weyerhaeuser Co. (REIT)	177,186	4,844,265

		154,644,810

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	99,885	3,196,320

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	168,601	1,714,672

Total Financials		963,170,529

Health Care (13.2%)
Biotechnology (2.8%)
Alexion Pharmaceuticals, Inc.*	77,931	12,187,629
Amgen, Inc.	261,284	36,140,803
Baxalta, Inc.	186,621	5,880,427
Biogen, Inc.*	81,037	23,647,407
Celgene Corp.*	272,411	29,466,698
Gilead Sciences, Inc.	505,720	49,656,647
Regeneron Pharmaceuticals, Inc.*	26,644	12,393,190
Vertex Pharmaceuticals, Inc.*	84,306	8,779,627

		178,152,428

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	513,588	20,656,509
Baxter International, Inc.	187,987	6,175,373
Becton, Dickinson and Co.	72,451	9,611,350
Boston Scientific Corp.*	463,112	7,599,668
C.R. Bard, Inc.	25,569	4,763,760
DENTSPLY International, Inc.	48,177	2,436,311
Edwards Lifesciences Corp.*	37,049	5,267,256
Intuitive Surgical, Inc.*	12,757	5,862,862
Medtronic plc	487,313	32,620,732
St. Jude Medical, Inc.	97,086	6,125,156
Stryker Corp.	108,997	10,256,618
Varian Medical Systems, Inc.*	34,032	2,510,881
Zimmer Biomet Holdings, Inc.	58,865	5,529,190

		119,415,666

Health Care Providers & Services (2.5%)
Aetna, Inc.	120,123	13,142,658
AmerisourceBergen Corp.	70,776	6,723,012
Anthem, Inc.	90,140	12,619,600
Cardinal Health, Inc.	112,804	8,665,603
Cigna Corp.	88,730	11,980,325
DaVita HealthCare Partners, Inc.*	58,769	4,250,762
Express Scripts Holding Co.*	232,849	18,851,455
HCA Holdings, Inc.*	110,164	8,522,287
Henry Schein, Inc.*	28,738	3,814,107
Humana, Inc.	51,049	9,137,771
Laboratory Corp. of America Holdings*	34,666	3,760,221
McKesson Corp.	80,084	14,817,943
Patterson Cos., Inc.	30,496	1,318,952
Quest Diagnostics, Inc.	49,613	3,049,711
Tenet Healthcare Corp.*	34,733	1,282,342
UnitedHealth Group, Inc.	328,587	38,119,378
Universal Health Services, Inc., Class B	31,612	3,945,494

		164,001,621

Health Care Technology (0.1%)
Cerner Corp.*	105,829	6,345,507

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	114,198	3,920,417
PerkinElmer, Inc.	39,265	1,804,620
Thermo Fisher Scientific, Inc.	137,315	16,790,878
Waters Corp.*	28,477	3,366,266

		25,882,181

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (5.6%)
AbbVie, Inc.	570,389	$31,034,865
Allergan plc*	135,643	36,869,124
Bristol-Myers Squibb Co.	574,602	34,016,438
Eli Lilly & Co.	336,151	28,132,477
Endo International plc*	71,761	4,971,602
Johnson & Johnson	954,201	89,074,663
Mallinckrodt plc*	40,591	2,595,388
Merck & Co., Inc.	970,579	47,936,897
Mylan N.V.*	142,283	5,728,314
Perrigo Co. plc	50,406	7,927,352
Pfizer, Inc.	2,125,194	66,752,344
Zoetis, Inc.	158,176	6,513,688

		361,553,152

Total Health Care		855,350,555

Industrials (9.1%)
Aerospace & Defense (2.4%)
Boeing Co.	220,097	28,821,702
General Dynamics Corp.	104,536	14,420,741
Honeywell International, Inc.	269,386	25,508,160
L-3 Communications Holdings, Inc.	27,682	2,893,323
Lockheed Martin Corp.	92,026	19,077,910
Northrop Grumman Corp.	64,574	10,716,055
Precision Castparts Corp.	47,381	10,883,890
Raytheon Co.	104,599	11,428,487
Rockwell Collins, Inc.	45,430	3,717,991
Textron, Inc.	95,412	3,591,308
United Technologies Corp.	285,408	25,398,458

		156,458,025

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	48,863	3,311,934
Expeditors International of Washington, Inc.	64,913	3,054,157
FedEx Corp.	90,510	13,031,630
United Parcel Service, Inc., Class B	240,677	23,752,413

		43,150,134

Airlines (0.6%)
American Airlines Group, Inc.	231,502	8,989,223
Delta Air Lines, Inc.	274,085	12,298,194
Southwest Airlines Co.	227,207	8,642,954
United Continental Holdings, Inc.*	130,173	6,905,678

		36,836,049

Building Products (0.1%)
Allegion plc	33,237	1,916,445
Masco Corp.	118,521	2,984,359

		4,900,804

Commercial Services & Supplies (0.4%)
ADT Corp.	59,397	1,775,970
Cintas Corp.	30,762	2,637,842
Pitney Bowes, Inc.	68,562	1,360,956
Republic Services, Inc.	82,961	3,417,993
Stericycle, Inc.*	29,233	4,072,449
Tyco International plc	145,250	4,860,065
Waste Management, Inc.	144,932	7,219,063

		25,344,338

Construction & Engineering (0.1%)
Fluor Corp.	49,324	2,088,871
Jacobs Engineering Group, Inc.*	43,288	1,620,270
Quanta Services, Inc.*	71,043	1,719,951

		5,429,092

Electrical Equipment (0.4%)
AMETEK, Inc.	83,447	4,365,947
Eaton Corp. plc	161,095	8,264,174
Emerson Electric Co.	226,443	10,001,987
Rockwell Automation, Inc.	46,212	4,689,132

		27,321,240

Industrial Conglomerates (2.2%)
3M Co.	215,280	30,520,246
Danaher Corp.	204,904	17,459,870
General Electric Co.	3,479,107	87,743,078
Roper Technologies, Inc.	34,689	5,435,766

		141,158,960

Machinery (1.1%)
Caterpillar, Inc.	207,661	13,572,723
Cummins, Inc.	57,252	6,216,422
Deere & Co.	107,428	7,949,672
Dover Corp.	53,916	3,082,917
Flowserve Corp.	46,584	1,916,466
Illinois Tool Works, Inc.	113,535	9,345,066
Ingersoll-Rand plc	91,438	4,642,307
Joy Global, Inc.	31,689	473,117
PACCAR, Inc.	122,318	6,381,330
Parker-Hannifin Corp.	47,698	4,641,015
Pentair plc.	62,046	3,166,828
Snap-on, Inc.	20,154	3,042,045
Stanley Black & Decker, Inc.	52,805	5,121,029
Xylem, Inc.	62,875	2,065,443

		71,616,380

Professional Services (0.2%)
Dun & Bradstreet Corp.	12,264	1,287,720
Equifax, Inc.	40,782	3,963,195
Nielsen Holdings plc	126,416	5,621,719
Robert Half International, Inc.	46,348	2,371,164

		13,243,798

Road & Rail (0.8%)
CSX Corp.	338,984	9,118,669
J.B. Hunt Transport Services, Inc.	31,647	2,259,596
Kansas City Southern	38,054	3,458,347
Norfolk Southern Corp.	103,855	7,934,522
Ryder System, Inc.	18,694	1,384,104
Union Pacific Corp.	298,997	26,434,325

		50,589,563

Trading Companies & Distributors (0.1%)
Fastenal Co.	99,988	3,660,561
United Rentals, Inc.*	33,292	1,999,184
W.W. Grainger, Inc.	20,916	4,497,149

		10,156,894

Total Industrials		586,205,277

Information Technology (18.4%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	1,752,536	46,004,070
F5 Networks, Inc.*	24,468	2,833,395
Harris Corp.	42,754	3,127,455
Juniper Networks, Inc.	121,872	3,133,329
Motorola Solutions, Inc.	55,402	3,788,389
QUALCOMM, Inc.	541,418	29,090,389

		87,977,027

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	106,529	5,428,718
Corning, Inc.	422,443	7,232,224
FLIR Systems, Inc.	47,523	1,330,169
TE Connectivity Ltd.	138,657	8,304,167

		22,295,278

Internet Software & Services (3.4%)
Akamai Technologies, Inc.*	61,542	4,250,091
eBay, Inc.*	386,204	9,438,826
Facebook, Inc., Class A*	778,678	70,003,152
Google, Inc., Class A*	99,892	63,768,056

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Google, Inc., Class C*	101,922	$62,011,383
VeriSign, Inc.*	34,489	2,433,544
Yahoo!, Inc.*	298,441	8,627,929

		220,532,981

IT Services (3.4%)
Accenture plc, Class A	215,070	21,132,778
Alliance Data Systems Corp.*	21,170	5,482,607
Automatic Data Processing, Inc.	160,513	12,898,825
Cognizant Technology Solutions Corp., Class A*	210,037	13,150,416
Computer Sciences Corp.	47,668	2,925,862
Fidelity National Information Services, Inc.	97,031	6,508,839
Fiserv, Inc.*	80,833	7,000,946
International Business Machines Corp.	310,532	45,017,824
MasterCard, Inc., Class A	343,898	30,992,088
Paychex, Inc.	110,776	5,276,261
PayPal Holdings, Inc.*	382,166	11,862,433
Teradata Corp.*	49,195	1,424,687
Total System Services, Inc.	58,316	2,649,296
Visa, Inc., Class A	672,425	46,841,125
Western Union Co.	176,234	3,235,656
Xerox Corp.	346,197	3,368,497

		219,768,140

Semiconductors & Semiconductor Equipment (2.2%)
Altera Corp.	104,229	5,219,788
Analog Devices, Inc.	108,089	6,097,301
Applied Materials, Inc.	413,719	6,077,532
Avago Technologies Ltd.	89,530	11,192,145
Broadcom Corp., Class A	192,625	9,906,704
First Solar, Inc.*	25,683	1,097,948
Intel Corp.	1,638,171	49,374,474
KLA-Tencor Corp.	54,121	2,706,050
Lam Research Corp.	54,510	3,561,138
Linear Technology Corp.	82,618	3,333,636
Microchip Technology, Inc.	72,740	3,134,367
Micron Technology, Inc.*	370,927	5,556,487
NVIDIA Corp.	176,447	4,349,419
Qorvo, Inc.*	51,527	2,321,291
Skyworks Solutions, Inc.	65,726	5,534,787
Texas Instruments, Inc.	353,681	17,514,283
Xilinx, Inc.	89,131	3,779,154

		140,756,504

Software (3.6%)
Activision Blizzard, Inc.	173,336	5,354,349
Adobe Systems, Inc.*	171,483	14,099,332
Autodesk, Inc.*	77,946	3,440,537
CA, Inc.	107,998	2,948,345
Citrix Systems, Inc.*	55,376	3,836,449
Electronic Arts, Inc.*	107,424	7,277,976
Intuit, Inc.	95,557	8,480,684
Microsoft Corp.	2,756,008	121,980,914
Oracle Corp.	1,120,620	40,476,794
Red Hat, Inc.*	63,227	4,544,757
salesforce.com, Inc.*	213,783	14,842,954
Symantec Corp.	235,758	4,590,208

		231,873,299

Technology Hardware, Storage & Peripherals (4.1%)
Apple, Inc.	1,965,089	216,749,317
EMC Corp.	663,238	16,023,830
Hewlett-Packard Co.	622,469	15,941,431
NetApp, Inc.	103,405	3,060,788
SanDisk Corp.	70,448	3,827,440
Seagate Technology plc	104,078	4,662,694
Western Digital Corp.	79,395	6,307,139

		266,572,639

Total Information Technology		1,189,775,868

Materials (2.5%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	66,673	8,506,141
Airgas, Inc.	23,254	2,077,280
CF Industries Holdings, Inc.	80,616	3,619,659
Dow Chemical Co.	399,068	16,920,483
E.I. du Pont de Nemours & Co.	311,797	15,028,615
Eastman Chemical Co.	51,270	3,318,194
Ecolab, Inc.	91,517	10,041,245
FMC Corp.	46,411	1,573,797
International Flavors & Fragrances, Inc.	28,008	2,892,106
LyondellBasell Industries N.V., Class A	128,428	10,705,758
Monsanto Co.	161,211	13,757,747
Mosaic Co.	116,181	3,614,391
PPG Industries, Inc.	93,288	8,180,425
Praxair, Inc.	98,715	10,055,110
Sherwin-Williams Co.	27,302	6,082,340
Sigma-Aldrich Corp.	41,154	5,717,114

		122,090,405

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	23,088	3,508,222
Vulcan Materials Co.	45,895	4,093,834

		7,602,056

Containers & Packaging (0.2%)
Avery Dennison Corp.	31,509	1,782,464
Ball Corp.	47,686	2,966,069
Owens-Illinois, Inc.*	56,237	1,165,231
Sealed Air Corp.	70,931	3,325,245
WestRock Co.	90,230	4,641,431

		13,880,440

Metals & Mining (0.2%)
Alcoa, Inc.	451,342	4,359,964
Freeport-McMoRan, Inc.	391,772	3,796,270
Newmont Mining Corp.	182,926	2,939,621
Nucor Corp.	110,131	4,135,419

		15,231,274

Paper & Forest Products (0.1%)
International Paper Co.	143,949	5,439,833

Total Materials		164,244,008

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	2,119,560	69,055,265
CenturyLink, Inc.	193,999	4,873,255
Frontier Communications Corp.	402,550	1,912,112
Level 3 Communications, Inc.*	99,319	4,339,247
Verizon Communications, Inc.	1,400,988	60,956,988

Total Telecommunication Services		141,136,867

Utilities (2.8%)
Electric Utilities (1.6%)
American Electric Power Co., Inc.	169,042	9,611,728
Duke Energy Corp.	237,191	17,063,521
Edison International	112,271	7,080,932
Entergy Corp.	61,864	4,027,346
Eversource Energy	109,294	5,532,462
Exelon Corp.	296,904	8,818,049
FirstEnergy Corp.	145,573	4,557,891

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
NextEra Energy, Inc.	158,605	$15,471,918
Pepco Holdings, Inc.	87,342	2,115,423
Pinnacle West Capital Corp.	38,186	2,449,250
PPL Corp.	230,864	7,593,117
Southern Co.	313,033	13,992,575
Xcel Energy, Inc.	174,779	6,188,924

		104,503,136

Gas Utilities (0.0%)
AGL Resources, Inc.	41,381	2,525,896

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	238,030	2,330,314
NRG Energy, Inc.	112,851	1,675,837

		4,006,151

Multi-Utilities (1.1%)
Ameren Corp.	83,610	3,534,195
CenterPoint Energy, Inc.	148,264	2,674,683
CMS Energy Corp.	95,337	3,367,303
Consolidated Edison, Inc.	100,921	6,746,569
Dominion Resources, Inc.	204,797	14,413,613
DTE Energy Co.	61,846	4,970,563
NiSource, Inc.	110,802	2,055,377
PG&E Corp.	168,561	8,900,021
Public Service Enterprise Group, Inc.	174,315	7,349,120
SCANA Corp.	49,248	2,770,692
Sempra Energy	81,158	7,849,602
TECO Energy, Inc.	81,559	2,141,739
WEC Energy Group, Inc.	108,781	5,680,544

		72,454,021

Total Utilities		183,489,204

Total Common Stocks (90.0%) (Cost $5,050,291,572)		5,829,219,429

SHORT-TERM INVESTMENT:
Investment Company (5.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	349,960,757	349,960,757

Total Short-Term Investment (5.4%) (Cost $349,960,757)		349,960,757

Total Investments (95.4%) (Cost $5,400,252,329)		6,179,180,186
Other Assets Less Liabilities (4.6%)		299,072,982

Net Assets (100%)		$6,478,253,168

*	Non-income producing.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	6,800	December-15	$669,314,013	$648,958,000	$(20,356,013)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$763,047,318	$—	$—	$763,047,318
Consumer Staples	579,036,672	—	—	579,036,672
Energy	403,763,131	—	—	403,763,131
Financials	963,170,529	—	—	963,170,529
Health Care	855,350,555	—	—	855,350,555
Industrials	586,205,277	—	—	586,205,277
Information Technology	1,189,775,868	—	—	1,189,775,868
Materials	164,244,008	—	—	164,244,008
Telecommunication Services	141,136,867	—	—	141,136,867
Utilities	183,489,204	—	—	183,489,204
Short-Term Investments	349,960,757	—	—	349,960,757

Total Assets	$6,179,180,186	$—	$—	$6,179,180,186

Liabilities:
Futures	$(20,356,013)	$—	$—	$(20,356,013)

Total Liabilities	$(20,356,013)	$—	$—	$(20,356,013)

Total	$6,158,824,173	$—	$—	$6,158,824,173

There were no transfers between Levels 1, 2 or 3 during nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$988,812,464
Aggregate gross unrealized depreciation	(209,255,720)

Net unrealized appreciation	$779,556,744

Federal income tax cost of investments	$5,399,623,442

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.5%)
Auto Components (0.5%)
Dana Holding Corp.	61,677	$979,431
Gentex Corp.	112,636	1,745,858

		2,725,289

Automobiles (0.2%)
Thor Industries, Inc.	17,594	911,369

Distributors (0.5%)
LKQ Corp.*	117,380	3,328,897

Diversified Consumer Services (0.8%)
Apollo Education Group, Inc.*	38,808	429,216
DeVry Education Group, Inc.	22,130	602,157
Graham Holdings Co., Class B	1,727	996,479
Service Corp. International	77,126	2,090,115
Sotheby’s, Inc.	23,865	763,203

		4,881,170

Hotels, Restaurants & Leisure (2.1%)
Brinker International, Inc.	23,133	1,218,415
Buffalo Wild Wings, Inc.*	7,330	1,417,842
Cheesecake Factory, Inc.	17,365	937,015
Cracker Barrel Old Country Store, Inc.	9,245	1,361,604
Domino’s Pizza, Inc.	21,105	2,277,441
Dunkin’ Brands Group, Inc.	36,651	1,795,899
International Speedway Corp., Class A	10,281	326,113
Jack in the Box, Inc.	14,076	1,084,415
Panera Bread Co., Class A*	9,390	1,816,120
Wendy’s Co.	89,457	773,803

		13,008,667

Household Durables (2.0%)
Jarden Corp.*	76,313	3,730,179
KB Home	35,129	475,998
M.D.C. Holdings, Inc.	15,081	394,821
NVR, Inc.*	1,468	2,239,023
Tempur Sealy International, Inc.*	23,817	1,701,248
Toll Brothers, Inc.*	62,423	2,137,363
TRI Pointe Group, Inc.*	55,986	732,857
Tupperware Brands Corp.	19,234	951,891

		12,363,380

Internet & Catalog Retail (0.1%)
HSN, Inc.	12,426	711,264

Leisure Products (0.9%)
Brunswick Corp.	35,400	1,695,306
Polaris Industries, Inc.	23,672	2,837,563
Vista Outdoor, Inc.*	24,303	1,079,782

		5,612,651

Media (1.4%)
AMC Networks, Inc., Class A*	23,419	1,713,568
Cable One, Inc.*	1,711	717,628
Cinemark Holdings, Inc.	40,548	1,317,405
DreamWorks Animation SKG, Inc., Class A*	27,321	476,751
John Wiley & Sons, Inc., Class A	18,999	950,520
Live Nation Entertainment, Inc.*	56,059	1,347,658
Meredith Corp.	14,485	616,771
New York Times Co., Class A	48,718	575,360
Time, Inc.	42,262	805,091

		8,520,752

Multiline Retail (0.3%)
Big Lots, Inc.	19,980	957,441
J.C. Penney Co., Inc.*	117,858	1,094,901

		2,052,342

Specialty Retail (2.8%)
Aaron’s, Inc.	24,925	900,042
Abercrombie & Fitch Co., Class A	26,845	568,846
American Eagle Outfitters, Inc.	69,236	1,082,159
Ascena Retail Group, Inc.*	65,865	916,182
Cabela’s, Inc.*	19,187	874,927
Chico’s FAS, Inc.	53,595	843,049
CST Brands, Inc.	29,099	979,472
Dick’s Sporting Goods, Inc.	36,001	1,786,010
Foot Locker, Inc.	53,594	3,857,160
Guess?, Inc.	25,076	535,623
Murphy USA, Inc.*	15,498	851,615
Office Depot, Inc.*	190,212	1,221,161
Rent-A-Center, Inc.	20,463	496,228
Williams-Sonoma, Inc.	32,419	2,475,191

		17,387,665

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	20,102	1,822,045
Deckers Outdoor Corp.*	12,583	730,569
Kate Spade & Co.*	49,260	941,359
Skechers USA, Inc., Class A*	16,403	2,199,314

		5,693,287

Total Consumer Discretionary		77,196,733

Consumer Staples (4.0%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	3,729	785,365

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	15,005	1,544,314
SUPERVALU, Inc.*	101,911	731,721
United Natural Foods, Inc.*	19,323	937,359

		3,213,394

Food Products (2.1%)
Dean Foods Co.	36,411	601,510
Flowers Foods, Inc.	71,336	1,764,853
Hain Celestial Group, Inc.*	39,591	2,042,896
Ingredion, Inc.	27,481	2,399,366
Lancaster Colony Corp.	7,496	730,710
Post Holdings, Inc.*	23,333	1,378,980
Tootsie Roll Industries, Inc.	6,882	215,338
TreeHouse Foods, Inc.*	16,545	1,287,035
WhiteWave Foods Co.*	67,574	2,713,096

		13,133,784

Household Products (0.9%)
Church & Dwight Co., Inc.	50,377	4,226,630
Energizer Holdings, Inc.	23,998	928,963

		5,155,593

Personal Products (0.4%)
Avon Products, Inc.	167,888	545,636
Edgewell Personal Care Co.	23,998	1,958,237

		2,503,873

Total Consumer Staples		24,792,009

Energy (3.1%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.	22,366	331,240
Dril-Quip, Inc.*	14,909	868,002
Helix Energy Solutions Group, Inc.*	38,176	182,863
Nabors Industries Ltd.	112,510	1,063,220
Noble Corp. plc	93,368	1,018,645
Oceaneering International, Inc.	37,647	1,478,774
Oil States International, Inc.*	19,909	520,222
Patterson-UTI Energy, Inc.	56,571	743,343

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Rowan Cos., plc, Class A	48,143	$777,509
Superior Energy Services, Inc.	58,057	733,260

		7,717,078

Oil, Gas & Consumable Fuels (1.8%)
California Resources Corp.	119,160	309,816
Denbury Resources, Inc.	137,610	335,769
Energen Corp.	30,283	1,509,910
Gulfport Energy Corp.*	41,671	1,236,795
HollyFrontier Corp.	72,546	3,543,147
QEP Resources, Inc.	61,865	775,169
SM Energy Co.	26,033	834,097
Western Refining, Inc.	27,275	1,203,373
World Fuel Services Corp.	27,623	988,903
WPX Energy, Inc.*	90,582	599,653

		11,336,632

Total Energy		19,053,710

Financials (23.9%)
Banks (5.2%)
Associated Banc-Corp	57,772	1,038,163
BancorpSouth, Inc.	33,564	797,816
Bank of Hawaii Corp.	16,735	1,062,505
Bank of the Ozarks, Inc.	30,054	1,315,163
Cathay General Bancorp	29,545	885,168
City National Corp./California	18,668	1,643,904
Commerce Bancshares, Inc./Missouri	30,885	1,407,121
Cullen/Frost Bankers, Inc.	21,394	1,360,231
East West Bancorp, Inc.	55,331	2,125,817
First Horizon National Corp.	90,102	1,277,646
First Niagara Financial Group, Inc.	135,949	1,388,039
FirstMerit Corp.	63,974	1,130,421
Fulton Financial Corp.	67,231	813,495
Hancock Holding Co.	30,057	813,042
International Bancshares Corp.	21,506	538,295
PacWest Bancorp	39,278	1,681,491
Prosperity Bancshares, Inc.	25,348	1,244,840
Signature Bank/New York*	19,616	2,698,377
SVB Financial Group*	19,823	2,290,350
Synovus Financial Corp.	50,792	1,503,443
TCF Financial Corp.	65,183	988,174
Trustmark Corp.	26,069	604,019
Umpqua Holdings Corp.	85,108	1,387,260
Valley National Bancorp	89,566	881,330
Webster Financial Corp.	35,375	1,260,411

		32,136,521

Capital Markets (1.8%)
Eaton Vance Corp.	45,253	1,512,355
Federated Investors, Inc., Class B	36,643	1,058,983
Janus Capital Group, Inc.	57,094	776,479
Raymond James Financial, Inc.	49,400	2,451,722
SEI Investments Co.	53,601	2,585,176
Stifel Financial Corp.*	26,712	1,124,575
Waddell & Reed Financial, Inc., Class A	32,182	1,118,968
WisdomTree Investments, Inc.	44,083	711,059

		11,339,317

Consumer Finance (0.2%)
SLM Corp.*	164,262	1,215,539

Diversified Financial Services (0.7%)
CBOE Holdings, Inc.	31,849	2,136,431
MSCI, Inc.	37,959	2,257,042

		4,393,473

Insurance (5.4%)
Alleghany Corp.*	6,145	2,876,536
American Financial Group, Inc./Ohio	27,667	1,906,533
Arthur J. Gallagher & Co.	67,203	2,774,140
Aspen Insurance Holdings Ltd.	23,387	1,086,794
Brown & Brown, Inc.	44,963	1,392,504
CNO Financial Group, Inc.	73,950	1,391,000
Endurance Specialty Holdings Ltd.	23,372	1,426,393
Everest Reinsurance Group Ltd.	16,997	2,946,260
First American Financial Corp.	41,828	1,634,220
Hanover Insurance Group, Inc.	17,063	1,325,795
HCC Insurance Holdings, Inc.	36,830	2,853,220
Kemper Corp.	18,737	662,728
Mercury General Corp.	12,416	627,132
Old Republic International Corp.	93,083	1,455,818
Primerica, Inc.	19,078	859,845
Reinsurance Group of America, Inc.	25,544	2,314,031
RenaissanceReinsurance Holdings Ltd.	17,684	1,880,163
StanCorp Financial Group, Inc.	16,288	1,860,090
W. R. Berkley Corp.	37,976	2,064,755

		33,337,957

Real Estate Investment Trusts (REITs) (9.5%)
Alexandria Real Estate Equities, Inc. (REIT)	27,799	2,353,741
American Campus Communities, Inc. (REIT)	43,339	1,570,605
BioMed Realty Trust, Inc. (REIT)	77,808	1,554,604
Camden Property Trust (REIT)	33,419	2,469,664
Care Capital Properties, Inc. (REIT)	31,437	1,035,220
Communications Sales & Leasing, Inc. (REIT)	46,252	827,911
Corporate Office Properties Trust (REIT)	36,480	767,174
Corrections Corp. of America (REIT)	45,157	1,333,938
Douglas Emmett, Inc. (REIT)	53,472	1,535,716
Duke Realty Corp. (REIT)	133,146	2,536,431
Equity One, Inc. (REIT)	28,421	691,767
Extra Space Storage, Inc. (REIT)	47,270	3,647,353
Federal Realty Investment Trust (REIT)	26,589	3,628,069
Highwoods Properties, Inc. (REIT)	36,293	1,406,354
Home Properties, Inc. (REIT)	22,349	1,670,588
Hospitality Properties Trust (REIT)	58,286	1,490,956
Kilroy Realty Corp. (REIT)	35,435	2,308,945
Lamar Advertising Co. (REIT), Class A	31,539	1,645,705
LaSalle Hotel Properties (REIT)	43,590	1,237,520
Liberty Property Trust (REIT)	57,678	1,817,434
Mack-Cali Realty Corp. (REIT)	34,239	646,432
Mid-America Apartment Communities, Inc. (REIT)	29,075	2,380,370
National Retail Properties, Inc. (REIT)	51,711	1,875,558
Omega Healthcare Investors, Inc. (REIT)	62,244	2,187,877
Potlatch Corp. (REIT)	15,697	451,917
Rayonier, Inc. (REIT)	48,488	1,070,130
Regency Centers Corp. (REIT)	36,231	2,251,757
Senior Housing Properties Trust (REIT)	91,331	1,479,562
Sovran Self Storage, Inc. (REIT)	13,796	1,300,963
Tanger Factory Outlet Centers, Inc. (REIT)	36,981	1,219,263
Taubman Centers, Inc. (REIT)	21,096	1,457,312
UDR, Inc. (REIT)	100,818	3,476,205
Urban Edge Properties (REIT)	34,965	754,894
Weingarten Realty Investors (REIT)	43,987	1,456,410

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
WP GLIMCHER, Inc. (REIT)	71,462	$833,247

		58,371,592

Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	17,532	601,873
Jones Lang LaSalle, Inc.	17,310	2,488,659

		3,090,532

Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	170,970	3,087,718
Washington Federal, Inc.	36,183	823,163

		3,910,881

Total Financials		147,795,812

Health Care (8.3%)
Biotechnology (0.4%)
United Therapeutics Corp.*	17,518	2,299,062

Health Care Equipment & Supplies (3.8%)
Align Technology, Inc.*	28,044	1,591,777
Cooper Cos., Inc.	18,676	2,780,109
Halyard Health, Inc.*	17,958	510,726
Hill-Rom Holdings, Inc.	21,698	1,128,079
Hologic, Inc.*	94,325	3,690,937
IDEXX Laboratories, Inc.*	35,367	2,626,000
ResMed, Inc.	54,072	2,755,509
Sirona Dental Systems, Inc.*	21,500	2,006,810
STERIS Corp.	23,047	1,497,364
Teleflex, Inc.	16,026	1,990,589
Thoratec Corp.*	21,082	1,333,647
West Pharmaceutical Services, Inc.	27,763	1,502,534

		23,414,081

Health Care Providers & Services (2.4%)
Centene Corp.*	45,886	2,488,398
Community Health Systems, Inc.*	45,547	1,948,045
Health Net, Inc.*	29,766	1,792,509
LifePoint Health, Inc.*	17,098	1,212,248
MEDNAX, Inc.*	36,200	2,779,798
Molina Healthcare, Inc.*	15,729	1,082,942
Owens & Minor, Inc.	24,362	778,122
VCA, Inc.*	31,246	1,645,102
WellCare Health Plans, Inc.*	16,994	1,464,543

		15,191,707

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	72,747	902,063

Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc., Class A*	7,982	1,072,063
Bio-Techne Corp.	14,337	1,325,599
Charles River Laboratories International, Inc.*	18,012	1,144,122
Mettler-Toledo International, Inc.*	10,660	3,035,328
PAREXEL International Corp.*	21,289	1,318,215

		7,895,327

Pharmaceuticals (0.3%)
Akorn, Inc.*	30,826	878,695
Catalent, Inc.*	37,077	900,971

		1,779,666

Total Health Care		51,481,906

Industrials (13.6%)
Aerospace & Defense (1.5%)
B/E Aerospace, Inc.	40,822	1,792,086
Esterline Technologies Corp.*	11,889	854,700
Huntington Ingalls Industries, Inc.	18,415	1,973,167
KLX, Inc.*	20,355	727,488
Orbital ATK, Inc.	22,717	1,632,671
Teledyne Technologies, Inc.*	13,636	1,231,331
Triumph Group, Inc.	19,014	800,109

		9,011,552

Airlines (1.1%)
Alaska Air Group, Inc.	49,030	3,895,434
JetBlue Airways Corp.*	121,003	3,118,247

		7,013,681

Building Products (1.1%)
A.O. Smith Corp.	29,127	1,898,789
Fortune Brands Home & Security, Inc.	61,517	2,920,212
Lennox International, Inc.	15,426	1,748,229

		6,567,230

Commercial Services & Supplies (1.6%)
Clean Harbors, Inc.*	20,463	899,758
Copart, Inc.*	42,122	1,385,814
Deluxe Corp.	19,267	1,073,943
Herman Miller, Inc.	23,020	663,897
HNI Corp.	17,166	736,421
MSA Safety, Inc.	12,149	485,595
R.R. Donnelley & Sons Co.	80,494	1,171,993
Rollins, Inc.	36,193	972,506
Waste Connections, Inc.	47,500	2,307,550

		9,697,477

Construction & Engineering (0.5%)
AECOM*	58,028	1,596,350
Granite Construction, Inc.	15,156	449,679
KBR, Inc.	55,664	927,362

		2,973,391

Electrical Equipment (0.9%)
Acuity Brands, Inc.	16,759	2,942,545
Hubbell, Inc., Class B	19,512	1,657,544
Regal Beloit Corp.	17,290	976,021

		5,576,110

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	25,100	2,193,238

Machinery (3.8%)
AGCO Corp.	28,801	1,342,991
CLARCOR, Inc.	19,356	922,894
Crane Co.	18,987	884,984
Donaldson Co., Inc.	48,253	1,354,944
Graco, Inc.	22,208	1,488,602
IDEX Corp.	29,807	2,125,239
ITT Corp.	34,468	1,152,265
Kennametal, Inc.	30,591	761,410
Lincoln Electric Holdings, Inc.	26,187	1,372,985
Nordson Corp.	22,004	1,384,932
Oshkosh Corp.	30,180	1,096,440
Terex Corp.	41,753	749,049
Timken Co.	28,218	775,713
Toro Co.	21,054	1,485,149
Trinity Industries, Inc.	59,490	1,348,638
Valmont Industries, Inc.	8,936	847,937
Wabtec Corp.	37,205	3,275,900
Woodward, Inc.	22,013	895,929

		23,266,001

Marine (0.2%)
Kirby Corp.*	21,052	1,304,171

Professional Services (1.1%)
CEB, Inc.	12,912	882,406
FTI Consulting, Inc.*	16,052	666,318
ManpowerGroup, Inc.	29,557	2,420,423
Towers Watson & Co., Class A	26,655	3,128,764

		7,097,911

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.9%)
Con-way, Inc.	22,028	$1,045,228
Genesee & Wyoming, Inc., Class A*	20,458	1,208,659
Landstar System, Inc.	16,771	1,064,455
Old Dominion Freight Line, Inc.*	26,909	1,641,449
Werner Enterprises, Inc.	17,198	431,670

		5,391,461

Trading Companies & Distributors (0.6%)
GATX Corp.	16,616	733,597
MSC Industrial Direct Co., Inc., Class A	18,632	1,137,111
NOW, Inc.*	41,358	612,098
Watsco, Inc.	9,888	1,171,530

		3,654,336

Total Industrials		83,746,559

Information Technology (14.6%)
Communications Equipment (0.9%)
ARRIS Group, Inc.*	51,894	1,347,687
Ciena Corp.*	48,710	1,009,271
InterDigital, Inc.	13,816	699,090
NetScout Systems, Inc.*	38,715	1,369,350
Plantronics, Inc.	13,598	691,458
Polycom, Inc.*	51,240	536,995

		5,653,851

Electronic Equipment, Instruments & Components (3.2%)
Arrow Electronics, Inc.*	36,325	2,008,046
Avnet, Inc.	51,765	2,209,330
Belden, Inc.	16,458	768,424
Cognex Corp.	33,621	1,155,554
FEI Co.	16,037	1,171,342
Ingram Micro, Inc., Class A	59,921	1,632,248
IPG Photonics Corp.*	14,012	1,064,492
Jabil Circuit, Inc.	74,769	1,672,583
Keysight Technologies, Inc.*	65,145	2,009,072
Knowles Corp.*	34,042	627,394
National Instruments Corp.	39,067	1,085,672
Tech Data Corp.*	13,585	930,572
Trimble Navigation Ltd.*	98,980	1,625,252
Vishay Intertechnology, Inc.	52,389	507,649
Zebra Technologies Corp., Class A*	20,053	1,535,057

		20,002,687

Internet Software & Services (0.2%)
Rackspace Hosting, Inc.*	46,503	1,147,694

IT Services (3.3%)
Acxiom Corp.*	30,166	596,080
Broadridge Financial Solutions, Inc.	45,546	2,520,971
Convergys Corp.	37,806	873,697
CoreLogic, Inc.*	34,273	1,275,984
DST Systems, Inc.	12,958	1,362,404
Gartner, Inc.*	31,950	2,681,563
Global Payments, Inc.	25,081	2,877,543
Jack Henry & Associates, Inc.	31,191	2,171,205
Leidos Holdings, Inc.	24,673	1,019,242
MAXIMUS, Inc.	25,427	1,514,432
NeuStar, Inc., Class A*	10,582	287,936
Science Applications International Corp.	16,117	648,065
VeriFone Systems, Inc.*	44,103	1,222,976
WEX, Inc.*	14,914	1,295,132

		20,347,230

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*	243,190	418,287
Atmel Corp.	161,056	1,299,722
Cree, Inc.*	39,819	964,814
Cypress Semiconductor Corp.*	129,084	1,099,796
Fairchild Semiconductor International, Inc.*	44,418	623,629
Integrated Device Technology, Inc.*	57,247	1,162,114
Intersil Corp., Class A	50,870	595,179
Silicon Laboratories, Inc.*	15,328	636,725
SunEdison, Inc.*	121,153	869,879
Synaptics, Inc.*	14,027	1,156,666
Teradyne, Inc.	81,129	1,461,133

		10,287,944

Software (4.8%)
ACI Worldwide, Inc.*	45,051	951,477
ANSYS, Inc.*	34,721	3,060,309
Cadence Design Systems, Inc.*	112,066	2,317,525
CDK Global, Inc.	61,584	2,942,484
CommVault Systems, Inc.*	16,407	557,182
FactSet Research Systems, Inc.	15,937	2,546,892
Fair Isaac Corp.	11,983	1,012,564
Fortinet, Inc.*	55,978	2,377,945
Manhattan Associates, Inc.*	28,251	1,760,037
Mentor Graphics Corp.	38,132	939,191
PTC, Inc.*	43,938	1,394,592
Rovi Corp.*	33,448	350,870
SolarWinds, Inc.*	25,645	1,006,310
Solera Holdings, Inc.	25,900	1,398,600
Synopsys, Inc.*	60,012	2,771,354
Tyler Technologies, Inc.*	12,994	1,940,134
Ultimate Software Group, Inc.*	11,029	1,974,301

		29,301,767

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp.*	40,552	468,375
Diebold, Inc.	25,023	744,935
Lexmark International, Inc., Class A	23,654	685,493
NCR Corp.*	60,756	1,382,199

		3,281,002

Total Information Technology		90,022,175

Materials (6.0%)
Chemicals (2.9%)
Albemarle Corp.	43,290	1,909,089
Ashland, Inc.	26,018	2,617,931
Cabot Corp.	24,174	762,932
Chermours Co.	69,862	452,007
Cytec Industries, Inc.	27,551	2,034,641
Minerals Technologies, Inc.	13,402	645,440
NewMarket Corp.	4,015	1,433,355
Olin Corp.	29,911	502,804
PolyOne Corp.	34,115	1,000,934
RPM International, Inc.	51,408	2,153,481
Scotts Miracle-Gro Co., Class A	17,454	1,061,552
Sensient Technologies Corp.	17,616	1,079,861
Valspar Corp.	28,438	2,044,124

		17,698,151

Construction Materials (0.2%)
Eagle Materials, Inc.	19,384	1,326,253

Containers & Packaging (1.3%)
AptarGroup, Inc.	24,156	1,593,330
Bemis Co., Inc.	37,452	1,481,975
Greif, Inc., Class A	9,896	315,781
Packaging Corp. of America	37,599	2,261,956
Silgan Holdings, Inc.	15,566	810,055
Sonoco Products Co.	38,935	1,469,407

		7,932,504

Metals & Mining (1.3%)
Allegheny Technologies, Inc.	42,144	597,602

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Carpenter Technology Corp.	19,058	$567,356
Commercial Metals Co.	44,855	607,785
Compass Minerals International, Inc.	12,991	1,018,105
Reliance Steel & Aluminum Co.	28,268	1,526,755
Royal Gold, Inc.	25,156	1,181,829
Steel Dynamics, Inc.	93,307	1,603,014
United States Steel Corp.	56,214	585,750
Worthington Industries, Inc.	18,106	479,447

		8,167,643

Paper & Forest Products (0.3%)
Domtar Corp.	24,149	863,327
Louisiana-Pacific Corp.*	54,969	782,759

		1,646,086

Total Materials		36,770,637

Telecommunication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	36,274	905,399

Total Telecommunication Services		905,399

Utilities (4.5%)
Electric Utilities (1.7%)
Cleco Corp.	23,339	1,242,568
Great Plains Energy, Inc.	59,391	1,604,745
Hawaiian Electric Industries, Inc.	41,450	1,189,201
IDACORP, Inc.	19,428	1,257,186
OGE Energy Corp.	77,011	2,107,021
PNM Resources, Inc.	30,736	862,145
Westar Energy, Inc.	54,507	2,095,249

		10,358,115

Gas Utilities (1.5%)
Atmos Energy Corp.	38,981	2,267,915
National Fuel Gas Co.	32,576	1,628,148
ONE Gas, Inc.	20,042	908,504
Questar Corp.	67,803	1,316,056
UGI Corp.	66,563	2,317,724
WGL Holdings, Inc.	19,190	1,106,687

		9,545,034

Independent Power and Renewable Electricity Producers (0.0%)
Talen Energy Corp.*	24,731	249,783

Multi-Utilities (1.0%)
Alliant Energy Corp.	43,596	2,549,930
Black Hills Corp.	17,296	715,017
MDU Resources Group, Inc.	75,158	1,292,717
Vectren Corp.	31,885	1,339,489

		5,897,153

Water Utilities (0.3%)
Aqua America, Inc.	68,053	1,801,363

Total Utilities		27,851,448

Total Investments (90.6%) (Cost $522,238,762)		559,616,388
Other Assets Less Liabilities (9.4%)		58,268,335

Net Assets (100%)		$617,884,723

*	Non-income producing.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	429	December-15	$60,024,435	$58,468,410	$(1,556,025)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$77,196,733	$—	$—	$77,196,733
Consumer Staples	24,792,009	—	—	24,792,009
Energy	19,053,710	—	—	19,053,710
Financials	147,795,812	—	—	147,795,812
Health Care	51,481,906	—	—	51,481,906
Industrials	83,746,559	—	—	83,746,559
Information Technology	90,022,175	—	—	90,022,175
Materials	36,770,637	—	—	36,770,637
Telecommunication Services	905,399	—	—	905,399
Utilities	27,851,448	—	—	27,851,448

Total Assets	$559,616,388	$—	$—	$559,616,388

Liabilities:
Futures	$(1,556,025)	$—	$—	$(1,556,025)

Total Liabilities	$(1,556,025)	$—	$—	$(1,556,025)

Total	$558,060,363	$—	$—	$558,060,363

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,474,607
Aggregate gross unrealized depreciation	(51,116,554)

Net unrealized appreciation	$37,358,053

Federal income tax cost of investments	$522,258,335

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.1%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	104,031	$2,074,378
Cooper Tire & Rubber Co.	78,226	3,090,709
Cooper-Standard Holding, Inc.*	18,717	1,085,586
Dana Holding Corp.	221,879	3,523,439
Dorman Products, Inc.*	36,194	1,841,913
Drew Industries, Inc.	32,834	1,793,065
Federal-Mogul Holdings Corp.*	39,539	270,051
Fox Factory Holding Corp.*	22,907	386,212
Gentherm, Inc.*	48,764	2,190,479
Horizon Global Corp.*	23,988	211,574
Metaldyne Performance Group, Inc.	15,887	333,786
Modine Manufacturing Co.*	63,034	496,078
Motorcar Parts of America, Inc.*	24,407	764,915
Remy International, Inc.	38,924	1,138,527
Standard Motor Products, Inc.	26,898	938,202
Stoneridge, Inc.*	37,838	466,921
Strattec Security Corp.	4,718	297,517
Superior Industries International, Inc.	30,446	568,731
Tenneco, Inc.*	83,506	3,738,564
Tower International, Inc.*	29,045	690,109

		25,900,756

Automobiles (0.0%)
Winnebago Industries, Inc.	36,840	705,486

Distributors (0.3%)
Core-Mark Holding Co., Inc.	31,447	2,058,206
Fenix Parts, Inc.*	17,488	116,820
Pool Corp.	59,167	4,277,774
VOXX International Corp.*	27,530	204,273
Weyco Group, Inc.	8,303	224,513

		6,881,586

Diversified Consumer Services (1.0%)
2U, Inc.*	32,726	1,174,863
American Public Education, Inc.*	22,741	533,277
Apollo Education Group, Inc.*	128,242	1,418,357
Ascent Capital Group, Inc., Class A*	18,503	506,612
Bridgepoint Education, Inc.*	23,341	177,858
Bright Horizons Family Solutions, Inc.*	50,869	3,267,825
Cambium Learning Group, Inc.*	16,233	77,431
Capella Education Co.	16,591	821,586
Career Education Corp.*	90,455	340,111
Carriage Services, Inc.	22,376	483,098
Chegg, Inc.*	102,435	738,556
Collectors Universe, Inc.	9,951	150,061
DeVry Education Group, Inc.	86,716	2,359,542
Grand Canyon Education, Inc.*	64,029	2,432,462
Houghton Mifflin Harcourt Co.*	185,807	3,773,740
K12, Inc.*	44,879	558,295
Liberty Tax, Inc.	7,080	164,893
LifeLock, Inc.*	129,635	1,135,603
Regis Corp.*	55,693	729,578
Sotheby’s, Inc.	84,615	2,705,988
Steiner Leisure Ltd.*	17,627	1,113,674
Strayer Education, Inc.*	15,047	827,134
Universal Technical Institute, Inc.	26,614	93,415
Weight Watchers International, Inc.*	39,743	253,560

		25,837,519

Hotels, Restaurants & Leisure (3.2%)
Belmond Ltd., Class A*	137,425	1,389,367
Biglari Holdings, Inc.*	2,302	841,934
BJ’s Restaurants, Inc.*	29,343	1,262,629
Bloomin’ Brands, Inc.	168,485	3,063,057
Bob Evans Farms, Inc.	30,202	1,309,257
Bojangles’, Inc.*	10,938	184,852
Boyd Gaming Corp.*	111,532	1,817,972
Bravo Brio Restaurant Group, Inc.*	20,497	231,001
Buffalo Wild Wings, Inc.*	25,819	4,994,169
Caesars Acquisition Co., Class A*	64,080	454,968
Caesars Entertainment Corp.*	78,535	462,571
Carrols Restaurant Group, Inc.*	47,928	570,343
Cheesecake Factory, Inc.	66,096	3,566,540
Churchill Downs, Inc.	18,716	2,504,388
Chuy’s Holdings, Inc.*	22,514	639,398
ClubCorp Holdings, Inc.	60,456	1,297,386
Cracker Barrel Old Country Store, Inc.	26,005	3,830,016
Dave & Buster’s Entertainment, Inc.*	31,340	1,185,592
Del Frisco’s Restaurant Group, Inc.*	31,145	432,604
Denny’s Corp.*	114,884	1,267,171
Diamond Resorts International, Inc.*	59,103	1,382,419
DineEquity, Inc.	23,206	2,127,062
El Pollo Loco Holdings, Inc.*	17,771	191,571
Eldorado Resorts, Inc.*	42,495	383,305
Empire Resorts, Inc.*	21,343	89,854
Fiesta Restaurant Group, Inc.*	36,387	1,650,878
Fogo De Chao, Inc.*	6,870	107,172
Habit Restaurants, Inc., Class A*	15,841	339,156
International Speedway Corp., Class A	37,369	1,185,345
Interval Leisure Group, Inc.	52,913	971,483
Intrawest Resorts Holdings, Inc.*	23,282	201,622
Isle of Capri Casinos, Inc.*	31,456	548,593
J Alexander’s Holdings, Inc.*	18,499	184,438
Jack in the Box, Inc.	50,775	3,911,706
Jamba, Inc.*	18,572	264,651
Kona Grill, Inc.*	11,826	186,260
Krispy Kreme Doughnuts, Inc.*	88,680	1,297,388
La Quinta Holdings, Inc.*	131,430	2,073,965
Marcus Corp.	25,361	490,482
Marriott Vacations Worldwide Corp.	36,163	2,464,147
Monarch Casino & Resort, Inc.*	15,524	278,966
Morgans Hotel Group Co.*	48,215	160,074
Noodles & Co.*	15,881	224,875
Papa John’s International, Inc.	39,248	2,687,703
Papa Murphy’s Holdings, Inc.*	12,021	176,468
Penn National Gaming, Inc.*	112,156	1,881,978
Pinnacle Entertainment, Inc.*	54,648	1,849,288
Planet Fitness, Inc., Class A*	20,852	357,403
Popeyes Louisiana Kitchen, Inc.*	31,504	1,775,566
Potbelly Corp.*	28,339	312,012
Red Robin Gourmet Burgers, Inc.*	19,283	1,460,494
Ruby Tuesday, Inc.*	83,469	518,343
Ruth’s Hospitality Group, Inc.	46,038	747,657
Scientific Games Corp., Class A*	68,331	714,059
SeaWorld Entertainment, Inc.	94,393	1,681,139
Shake Shack, Inc., Class A*	8,049	381,523
Sonic Corp.	71,142	1,632,709
Speedway Motorsports, Inc.	15,814	285,443
Texas Roadhouse, Inc.	94,655	3,521,166
Vail Resorts, Inc.	49,558	5,187,731
Wingstop, Inc.*	9,128	218,889
Zoe’s Kitchen, Inc.*	26,673	1,053,317

		78,463,515

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	14,567	405,691
Beazer Homes USA, Inc.*	46,109	614,633
Cavco Industries, Inc.*	12,047	820,280
Century Communities, Inc.*	21,745	431,638
CSS Industries, Inc.	13,414	353,325

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ethan Allen Interiors, Inc.	34,691	$916,189
Flexsteel Industries, Inc.	8,063	251,969
Green Brick Partners, Inc.*	29,315	317,481
Helen of Troy Ltd.*	38,748	3,460,196
Hooker Furniture Corp.	14,667	345,261
Hovnanian Enterprises, Inc., Class A*	170,094	301,066
Installed Building Products, Inc.*	27,141	686,125
iRobot Corp.*	40,169	1,170,525
KB Home	112,664	1,526,597
La-Z-Boy, Inc.	69,603	1,848,656
LGI Homes, Inc.*	19,768	537,492
Libbey, Inc.	29,845	973,245
Lifetime Brands, Inc.	14,836	207,407
M.D.C. Holdings, Inc.	54,195	1,418,825
M/I Homes, Inc.*	34,348	809,926
Meritage Homes Corp.*	54,459	1,988,843
NACCO Industries, Inc., Class A	5,579	265,281
New Home Co., Inc.*	13,227	171,290
Ryland Group, Inc.	64,116	2,617,856
Skullcandy, Inc.*	27,792	153,690
Standard Pacific Corp.*	200,796	1,606,368
Taylor Morrison Home Corp., Class A*	45,527	849,534
TRI Pointe Group, Inc.*	221,274	2,896,477
Universal Electronics, Inc.*	21,323	896,206
WCI Communities, Inc.*	21,756	492,338
William Lyon Homes, Class A*	27,453	565,532
ZAGG, Inc.*	41,543	282,077

		30,182,019

Internet & Catalog Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	33,730	306,943
Blue Nile, Inc.*	16,387	549,620
Etsy, Inc.*	26,297	360,006
EVINE Live, Inc.*	66,368	173,884
FTD Cos., Inc.*	25,343	755,221
HSN, Inc.	43,997	2,518,388
Lands’ End, Inc.*	22,535	608,670
Liberty TripAdvisor Holdings, Inc., Class A*	101,768	2,256,197
Nutrisystem, Inc.	38,999	1,034,253
Overstock.com, Inc.*	15,941	273,548
PetMed Express, Inc.	27,608	444,489
Shutterfly, Inc.*	51,413	1,838,015
Travelport Worldwide Ltd.	144,489	1,910,145
Wayfair, Inc., Class A*	27,635	968,883
zulily, Inc., Class A*	88,325	1,536,855

		15,535,117

Leisure Products (0.3%)
Arctic Cat, Inc.	17,149	380,365
Black Diamond, Inc.*	31,165	195,716
Callaway Golf Co.	107,009	893,525
Escalade, Inc.	12,635	199,633
JAKKS Pacific, Inc.*	26,214	223,343
Johnson Outdoors, Inc., Class A	6,969	147,046
Malibu Boats, Inc., Class A*	24,671	344,901
Marine Products Corp.	14,640	101,602
MCBC Holdings, Inc.*	10,081	130,650
Nautilus, Inc.*	41,853	627,795
Performance Sports Group Ltd.*	61,663	827,517
Smith & Wesson Holding Corp.*	72,930	1,230,329
Sturm Ruger & Co., Inc.	25,538	1,498,825

		6,801,247

Media (1.4%)
AMC Entertainment Holdings, Inc., Class A	29,107	733,205
Carmike Cinemas, Inc.*	33,760	678,238
Central European Media Enterprises Ltd., Class A*	95,912	207,170
Crown Media Holdings, Inc., Class A*	46,215	247,250
Cumulus Media, Inc., Class A*	190,913	134,365
Daily Journal Corp.*	1,487	276,879
DreamWorks Animation SKG, Inc., Class A*	103,844	1,812,078
Entercom Communications Corp., Class A*	33,432	339,669
Entravision Communications Corp., Class A	88,090	584,918
Eros International plc*	37,918	1,030,990
EW Scripps Co., Class A	80,803	1,427,789
Global Eagle Entertainment, Inc.*	62,742	720,278
Gray Television, Inc.*	87,168	1,112,264
Harte-Hanks, Inc.	66,032	233,093
Hemisphere Media Group, Inc.*	14,421	196,126
IMAX Corp.*	82,304	2,781,052
Journal Media Group, Inc.	31,432	235,740
Loral Space & Communications, Inc.*	17,988	846,875
Martha Stewart Living Omnimedia, Inc., Class A*	41,888	249,653
MDC Partners, Inc., Class A	58,942	1,086,301
Media General, Inc.*	131,474	1,839,321
Meredith Corp.	50,118	2,134,025
National CineMedia, Inc.	86,339	1,158,669
New Media Investment Group, Inc.	60,657	937,757
New York Times Co., Class A	187,188	2,210,690
Nexstar Broadcasting Group, Inc., Class A	42,820	2,027,527
Reading International, Inc., Class A*	22,334	282,972
Rentrak Corp.*	17,079	923,462
Saga Communications, Inc., Class A	4,433	148,993
Scholastic Corp.	36,320	1,415,027
SFX Entertainment, Inc.*	59,994	30,591
Sinclair Broadcast Group, Inc., Class A	90,767	2,298,220
Sizmek, Inc.*	29,848	178,790
Time, Inc.	149,691	2,851,614
Townsquare Media, Inc., Class A*	10,261	100,250
Tribune Publishing Co.	36,642	287,273
World Wrestling Entertainment, Inc., Class A	41,508	701,485

		34,460,599

Multiline Retail (0.4%)
Big Lots, Inc.	67,763	3,247,203
Burlington Stores, Inc.*	102,675	5,240,532
Fred’s, Inc., Class A	50,506	598,496
Ollie’s Bargain Outlet Holdings, Inc.*	13,650	220,720
Tuesday Morning Corp.*	58,002	313,791

		9,620,742

Specialty Retail (2.8%)
Abercrombie & Fitch Co., Class A	94,851	2,009,893
American Eagle Outfitters, Inc.	265,858	4,155,361
America’s Car-Mart, Inc.*	11,866	392,646
Asbury Automotive Group, Inc.*	37,150	3,014,722
Ascena Retail Group, Inc.*	233,084	3,242,198
Barnes & Noble Education, Inc.*	43,161	548,576
Barnes & Noble, Inc.	70,083	848,705
bebe stores, Inc.	32,486	30,537
Big 5 Sporting Goods Corp.	23,713	246,141
Boot Barn Holdings, Inc.*	16,997	313,255
Buckle, Inc.	38,445	1,421,312
Build-A-Bear Workshop, Inc.*	18,918	357,361
Caleres, Inc.	59,734	1,823,679

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Cato Corp., Class A	35,274	$1,200,374
Chico’s FAS, Inc.	192,096	3,021,670
Children’s Place, Inc.	28,082	1,619,489
Christopher & Banks Corp.*	50,388	55,931
Citi Trends, Inc.	21,226	496,264
Conn’s, Inc.*	36,909	887,292
Container Store Group, Inc.*	21,378	301,002
Destination XL Group, Inc.*	48,776	283,389
Express, Inc.*	115,102	2,056,873
Finish Line, Inc., Class A	63,036	1,216,595
Five Below, Inc.*	74,161	2,490,326
Francesca’s Holdings Corp.*	58,026	709,658
Genesco, Inc.*	32,788	1,871,211
Group 1 Automotive, Inc.	31,863	2,713,134
Guess?, Inc.	84,364	1,802,015
Haverty Furniture Cos., Inc.	27,808	652,932
Hibbett Sports, Inc.*	33,683	1,179,242
Kirkland’s, Inc.	23,696	510,412
Lithia Motors, Inc., Class A	30,983	3,349,572
Lumber Liquidators Holdings, Inc.*	37,356	490,858
MarineMax, Inc.*	35,002	494,578
Mattress Firm Holding Corp.*	28,100	1,173,456
Men’s Wearhouse, Inc.	65,844	2,799,687
Monro Muffler Brake, Inc.	43,263	2,922,416
Outerwall, Inc.	25,392	1,445,567
Party City Holdco, Inc.*	34,440	550,007
Pep Boys-Manny, Moe & Jack*	73,344	894,063
Pier 1 Imports, Inc.	124,409	858,422
Rent-A-Center, Inc.	72,270	1,752,547
Restoration Hardware Holdings, Inc.*	45,478	4,243,552
Select Comfort Corp.*	71,200	1,557,856
Shoe Carnival, Inc.	19,563	465,599
Sonic Automotive, Inc., Class A	45,032	919,553
Sportsman’s Warehouse Holdings, Inc.*	24,481	301,606
Stage Stores, Inc.	44,658	439,435
Stein Mart, Inc.	37,689	364,829
Systemax, Inc.*	14,680	109,953
Tile Shop Holdings, Inc.*	36,049	431,867
Tilly’s, Inc., Class A*	14,982	110,268
Vitamin Shoppe, Inc.*	40,903	1,335,074
West Marine, Inc.*	23,549	206,760
Winmark Corp.	2,965	305,158
Zumiez, Inc.*	27,579	431,060

		69,425,938

Textiles, Apparel & Luxury Goods (0.9%)
Cherokee, Inc.*	11,781	182,841
Columbia Sportswear Co.	38,763	2,278,877
Crocs, Inc.*	104,928	1,356,195
Culp, Inc.	14,099	452,155
Deckers Outdoor Corp.*	44,688	2,594,585
G-III Apparel Group Ltd.*	54,118	3,336,916
Iconix Brand Group, Inc.*	64,704	874,798
Movado Group, Inc.	21,408	552,969
Oxford Industries, Inc.	19,985	1,476,492
Perry Ellis International, Inc.*	16,547	363,372
Sequential Brands Group, Inc.*	34,277	495,988
Steven Madden Ltd.*	76,449	2,799,562
Superior Uniform Group, Inc.	10,200	182,886
Tumi Holdings, Inc.*	76,799	1,353,198
Unifi, Inc.*	20,491	610,837
Vera Bradley, Inc.*	29,229	368,578
Vince Holding Corp.*	19,975	68,514
Wolverine World Wide, Inc.	140,503	3,040,485

		22,389,248

Total Consumer Discretionary		326,203,772

Consumer Staples (3.0%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	12,435	2,618,936
Castle Brands, Inc.*	79,269	104,635
Coca-Cola Bottling Co. Consolidated	6,313	1,220,808
Craft Brew Alliance, Inc.*	13,759	109,659
MGP Ingredients, Inc.	13,910	222,699
National Beverage Corp.*	15,263	469,032

		4,745,769

Food & Staples Retailing (0.8%)
Andersons, Inc.	38,840	1,322,890
Casey’s General Stores, Inc.	52,714	5,425,325
Chefs’ Warehouse, Inc.*	24,648	349,016
Fairway Group Holdings Corp.*	28,435	29,857
Fresh Market, Inc.*	58,939	1,331,432
Ingles Markets, Inc., Class A	18,204	870,697
Natural Grocers by Vitamin Cottage, Inc.*	12,348	280,176
PriceSmart, Inc.	26,359	2,038,605
Smart & Final Stores, Inc.*	33,284	522,892
SpartanNash Co.	51,276	1,325,485
SUPERVALU, Inc.*	357,011	2,563,339
United Natural Foods, Inc.*	68,110	3,304,016
Village Super Market, Inc., Class A	9,149	216,008
Weis Markets, Inc.	14,726	614,810

		20,194,548

Food Products (1.5%)
Alico, Inc.	4,941	200,555
Amplify Snack Brands, Inc.*	20,055	214,789
Arcadia Biosciences, Inc.*	10,010	30,530
B&G Foods, Inc.	79,108	2,883,487
Boulder Brands, Inc.*	74,830	612,858
Calavo Growers, Inc.	19,897	888,202
Cal-Maine Foods, Inc.	42,608	2,326,823
Darling Ingredients, Inc.*	225,391	2,533,395
Dean Foods Co.	129,067	2,132,187
Diamond Foods, Inc.*	36,287	1,119,817
Farmer Bros Co.*	10,410	283,672
Fresh Del Monte Produce, Inc.	45,314	1,790,356
Freshpet, Inc.*	26,674	280,077
Inventure Foods, Inc.*	25,447	225,969
J&J Snack Foods Corp.	20,170	2,292,522
John B. Sanfilippo & Son, Inc.	11,322	580,366
Lancaster Colony Corp.	25,046	2,441,484
Landec Corp.*	35,385	412,943
Lifeway Foods, Inc.*	6,854	71,830
Limoneira Co.	15,159	253,610
Omega Protein Corp.*	29,293	497,102
Post Holdings, Inc.*	83,910	4,959,081
Sanderson Farms, Inc.	30,711	2,105,853
Seaboard Corp.*	349	1,074,571
Seneca Foods Corp., Class A*	10,342	272,512
Snyder’s-Lance, Inc.	66,188	2,232,521
Tootsie Roll Industries, Inc.	25,219	789,103
TreeHouse Foods, Inc.*	58,396	4,542,625

		38,048,840

Household Products (0.2%)
Central Garden & Pet Co., Class A*	57,956	933,671
HRG Group, Inc.*	106,699	1,251,579
Oil-Dri Corp. of America	6,092	139,507
Orchids Paper Products Co.	12,992	339,091
WD-40 Co.	19,871	1,769,910

		4,433,758

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.1%)
Elizabeth Arden, Inc.*	35,230	$411,839
Inter Parfums, Inc.	22,737	564,105
Medifast, Inc.*	15,881	426,564
Natural Health Trends Corp.	11,606	379,284
Nature’s Sunshine Products, Inc.	12,758	152,841
Nutraceutical International Corp.*	13,123	309,834
Revlon, Inc., Class A*	16,392	482,744
Synutra International, Inc.*	28,491	135,332
USANA Health Sciences, Inc.*	7,853	1,052,538

		3,915,081

Tobacco (0.2%)
Universal Corp.	30,901	1,531,762
Vector Group Ltd.	117,103	2,647,691

		4,179,453

Total Consumer Staples		75,517,449

Energy (2.6%)
Energy Equipment & Services (0.8%)
Atwood Oceanics, Inc.	88,932	1,317,083
Basic Energy Services, Inc.*	61,358	202,481
Bristow Group, Inc.	46,911	1,227,192
C&J Energy Services Ltd.*	76,164	268,097
CARBO Ceramics, Inc.	26,942	511,629
Era Group, Inc.*	28,134	421,166
Exterran Holdings, Inc.	94,672	1,704,096
Fairmount Santrol Holdings, Inc.*	84,143	227,186
Forum Energy Technologies, Inc.*	80,725	985,652
Geospace Technologies Corp.*	16,952	234,107
Gulfmark Offshore, Inc., Class A	33,871	206,952
Helix Energy Solutions Group, Inc.*	142,997	684,956
Hornbeck Offshore Services, Inc.*	44,423	601,043
Independence Contract Drilling, Inc.*	20,224	100,716
ION Geophysical Corp.*	175,037	68,264
Key Energy Services, Inc.*	178,335	83,817
Matrix Service Co.*	36,497	820,088
McDermott International, Inc.*	326,454	1,403,752
Natural Gas Services Group, Inc.*	17,012	328,332
Newpark Resources, Inc.*	115,648	592,118
Nordic American Offshore Ltd.	25,001	150,006
North Atlantic Drilling Ltd.*	83,861	64,573
Oil States International, Inc.*	70,378	1,838,977
Parker Drilling Co.*	165,371	434,926
PHI, Inc. (Non-Voting)*	16,348	308,650
Pioneer Energy Services Corp.*	85,081	178,670
RigNet, Inc.*	16,168	412,284
SEACOR Holdings, Inc.*	25,027	1,496,865
Seventy Seven Energy, Inc.*	73,446	101,356
Tesco Corp.	49,715	354,965
TETRA Technologies, Inc.*	108,823	643,144
Tidewater, Inc.	63,503	834,429
U.S. Silica Holdings, Inc.	73,201	1,031,402
Unit Corp.*	68,031	766,029

		20,605,003

Oil, Gas & Consumable Fuels (1.8%)
Abraxas Petroleum Corp.*	126,770	162,266
Adams Resources & Energy, Inc.	2,939	120,499
Alon USA Energy, Inc.	42,546	768,806
Approach Resources, Inc.*	47,863	89,504
Ardmore Shipping Corp.	24,854	300,236
Bill Barrett Corp.*	65,891	217,440
Bonanza Creek Energy, Inc.*	70,425	286,630
Callon Petroleum Co.*	90,362	658,739
Carrizo Oil & Gas, Inc.*	70,135	2,141,923
Clayton Williams Energy, Inc.*	8,180	317,466
Clean Energy Fuels Corp.*	95,176	428,292
Cloud Peak Energy, Inc.*	82,085	215,884
Contango Oil & Gas Co.*	23,625	179,550
Delek U.S. Holdings, Inc.	78,313	2,169,270
DHT Holdings, Inc.	127,545	946,384
Dorian LPG Ltd.*	33,921	349,726
Earthstone Energy, Inc.*	1,364	20,733
Eclipse Resources Corp.*	60,758	118,478
Energy Fuels, Inc.*	51,944	151,157
Energy XXI Ltd.	126,890	133,235
Erin Energy Corp.*	16,482	64,609
Evolution Petroleum Corp.	29,533	163,908
EXCO Resources, Inc.*	205,305	153,979
Frontline Ltd.*	142,862	384,299
GasLog Ltd.	57,378	551,976
Gastar Exploration, Inc.*	105,964	121,859
Gener8 Maritime, Inc.*	22,772	249,353
Green Plains, Inc.	52,362	1,018,965
Halcon Resources Corp.*	481,713	255,308
Hallador Energy Co.	14,597	101,449
Isramco, Inc.*	1,124	111,658
Jones Energy, Inc., Class A*	42,715	204,605
Magnum Hunter Resources Corp.*	305,771	103,962
Matador Resources Co.*	99,537	2,064,397
Navios Maritime Acquisition Corp.	112,220	395,014
Nordic American Tankers Ltd.	121,551	1,847,575
Northern Oil and Gas, Inc.*	86,746	383,417
Oasis Petroleum, Inc.*	190,410	1,652,759
Pacific Ethanol, Inc.*	44,227	287,033
Panhandle Oil and Gas, Inc., Class A	22,515	363,842
Par Petroleum Corp.*	21,633	450,615
Parsley Energy, Inc., Class A*	125,835	1,896,333
PDC Energy, Inc.*	54,514	2,889,787
Peabody Energy Corp.	383,980	529,892
Penn Virginia Corp.*	94,837	50,264
Renewable Energy Group, Inc.*	60,729	502,836
REX American Resources Corp.*	8,229	416,552
Rex Energy Corp.*	61,437	127,175
Ring Energy, Inc.*	33,073	326,431
RSP Permian, Inc.*	80,737	1,634,924
Sanchez Energy Corp.*	69,153	425,291
SandRidge Energy, Inc.*	563,183	152,059
Scorpio Tankers, Inc.	243,824	2,235,866
SemGroup Corp., Class A	59,700	2,581,428
Ship Finance International Ltd.	80,683	1,311,099
Solazyme, Inc.*	103,834	269,968
Stone Energy Corp.*	79,466	394,151
Synergy Resources Corp.*	142,061	1,392,198
Teekay Tankers Ltd., Class A	130,249	898,718
TransAtlantic Petroleum Ltd.*	32,366	82,210
Triangle Petroleum Corp.*	62,855	89,254
Ultra Petroleum Corp.*	211,627	1,352,297
Uranium Energy Corp.*	118,634	118,634
W&T Offshore, Inc.	47,923	143,769
Western Refining, Inc.	96,840	4,272,581
Westmoreland Coal Co.*	25,008	352,363

		45,152,880

Total Energy		65,757,883

Financials (23.2%)
Banks (8.3%)
1st Source Corp.	21,380	658,504
Access National Corp.	10,114	206,022
American National Bankshares, Inc.	11,753	275,608
Ameris Bancorp	44,056	1,266,610
Ames National Corp.	11,842	271,537
Arrow Financial Corp.	15,184	405,405
Banc of California, Inc.	49,199	603,672
BancFirst Corp.	9,745	614,910

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Banco Latinoamericano de Comercio
Exterior S.A., Class E	41,687	$965,054
Bancorp, Inc.*	46,370	353,339
BancorpSouth, Inc.	131,079	3,115,748
Bank of Marin Bancorp/California	8,049	386,272
Bank of the Ozarks, Inc.	105,752	4,627,708
Banner Corp.	28,652	1,368,706
Bar Harbor Bankshares	8,683	277,769
BBCN Bancorp, Inc.	108,045	1,622,836
Berkshire Hills Bancorp, Inc.	40,272	1,109,091
Blue Hills Bancorp, Inc.	39,035	540,635
BNC Bancorp	38,518	856,255
Boston Private Financial Holdings, Inc.	111,557	1,305,217
Bridge Bancorp, Inc.	20,125	537,539
Bryn Mawr Bank Corp.	24,503	761,308
BSB Bancorp, Inc./Massachusetts*	12,191	257,718
C1 Financial, Inc.*	7,539	143,618
Camden National Corp.	10,384	419,514
Capital Bank Financial Corp., Class A*	30,559	923,799
Capital City Bank Group, Inc.	13,317	198,690
Cardinal Financial Corp.	43,822	1,008,344
Cascade Bancorp*	40,884	221,182
Cathay General Bancorp	108,411	3,247,994
CenterState Banks, Inc.	62,021	911,709
Central Pacific Financial Corp.	30,531	640,235
Century Bancorp, Inc./Massachusetts, Class A	5,283	215,335
Chemical Financial Corp.	45,610	1,475,483
Citizens & Northern Corp.	16,462	321,338
City Holding Co.	20,617	1,016,418
CNB Financial Corp./Pennsylvania	18,716	340,070
CoBiz Financial, Inc.	49,888	649,043
Columbia Banking System, Inc.	78,118	2,438,063
Community Bank System, Inc.	55,471	2,061,857
Community Trust Bancorp, Inc.	21,154	751,179
CommunityOne Bancorp*	14,760	160,441
ConnectOne Bancorp, Inc.	40,379	779,315
CU Bancorp*	23,094	518,691
Customers Bancorp, Inc.*	36,786	945,400
CVB Financial Corp.	143,444	2,395,515
Eagle Bancorp, Inc.*	40,647	1,849,438
Enterprise Bancorp, Inc./Massachusetts	9,004	188,814
Enterprise Financial Services Corp.	27,456	691,068
F.N.B. Corp./Pennsylvania	237,245	3,072,323
Farmers Capital Bank Corp.*	10,756	267,287
FCB Financial Holdings, Inc., Class A*	38,712	1,262,785
Fidelity Southern Corp.	24,382	515,435
Financial Institutions, Inc.	18,940	469,333
First Bancorp, Inc./Maine	14,042	268,202
First Bancorp/North Carolina	26,612	452,404
First BanCorp/Puerto Rico*	154,098	548,589
First Busey Corp.	33,072	657,141
First Business Financial Services, Inc.	12,018	282,663
First Citizens BancShares, Inc./North Carolina, Class A	10,452	2,362,152
First Commonwealth Financial Corp.	121,096	1,100,763
First Community Bancshares, Inc./Virginia	22,552	403,681
First Connecticut Bancorp, Inc./Connecticut	23,492	378,691
First Financial Bancorp	83,712	1,597,225
First Financial Bankshares, Inc.	86,681	2,754,722
First Financial Corp./Indiana	15,022	485,962
First Interstate BancSystem, Inc., Class A	26,623	741,184
First Merchants Corp.	50,947	1,335,830
First Midwest Bancorp, Inc./Illinois	105,871	1,856,977
First NBC Bank Holding Co.*	20,579	721,088
First of Long Island Corp.	16,597	448,617
FirstMerit Corp.	224,670	3,969,919
Flushing Financial Corp.	40,030	801,401
Franklin Financial Network, Inc.*	7,114	158,998
Fulton Financial Corp.	239,327	2,895,857
German American Bancorp, Inc.	18,406	538,744
Glacier Bancorp, Inc.	102,220	2,697,586
Great Southern Bancorp, Inc.	14,427	624,689
Great Western Bancorp, Inc.	55,873	1,417,498
Green Bancorp, Inc.*	12,764	146,275
Guaranty Bancorp	19,818	326,402
Hampton Roads Bankshares, Inc.*	46,207	87,793
Hancock Holding Co.	105,716	2,859,618
Hanmi Financial Corp.	43,524	1,096,805
Heartland Financial USA, Inc.	24,262	880,468
Heritage Commerce Corp.	32,498	368,527
Heritage Financial Corp./Washington	41,114	773,765
Heritage Oaks Bancorp	31,447	250,318
Hilltop Holdings, Inc.*	103,537	2,051,068
Home BancShares, Inc./Arkansas	77,310	3,131,055
HomeTrust Bancshares, Inc.*	27,922	517,953
Horizon Bancorp/Indiana	15,769	374,514
IBERIABANK Corp.	51,891	3,020,575
Independent Bank Corp./Massachusetts	35,457	1,634,568
Independent Bank Corp./Michigan	27,025	398,889
Independent Bank Group, Inc.	13,231	508,467
International Bancshares Corp.	73,165	1,831,320
Investors Bancorp, Inc.	472,571	5,831,526
Lakeland Bancorp, Inc.	51,206	568,899
Lakeland Financial Corp.	22,573	1,019,171
LegacyTexas Financial Group, Inc.	64,564	1,967,911
Live Oak Bancshares, Inc.	6,535	128,347
MainSource Financial Group, Inc.	29,555	601,740
MB Financial, Inc.	101,905	3,326,179
Mercantile Bank Corp.	23,247	483,073
Merchants Bancshares, Inc./Vermont	5,943	174,724
Metro Bancorp, Inc.	16,405	482,143
MidWestOne Financial Group, Inc.	10,917	319,431
National Bank Holdings Corp., Class A	47,586	976,941
National Bankshares, Inc./Virginia	9,025	280,768
National Commerce Corp.*	8,664	207,763
National Penn Bancshares, Inc.	191,699	2,252,463
NBT Bancorp, Inc.	59,563	1,604,627
NewBridge Bancorp	50,112	427,455
OFG Bancorp	60,323	526,620
Old National Bancorp/Indiana	158,778	2,211,778
Old Second Bancorp, Inc.*	32,645	203,378
Opus Bank	14,203	543,123
Pacific Continental Corp.	26,557	353,474
Pacific Premier Bancorp, Inc.*	29,333	596,047
Park National Corp.	17,713	1,598,067
Park Sterling Corp.	59,865	407,082
Peapack-Gladstone Financial Corp.	21,086	446,391
Penns Woods Bancorp, Inc.	6,542	267,699
Peoples Bancorp, Inc./Ohio	24,275	504,677
Peoples Financial Services Corp.	9,995	349,125
People’s Utah Bancorp	2,291	37,366
Pinnacle Financial Partners, Inc.	48,678	2,405,180
Preferred Bank/California	16,137	509,929

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
PrivateBancorp, Inc.	106,668	$4,088,584
Prosperity Bancshares, Inc.	95,099	4,670,312
QCR Holdings, Inc.	17,214	376,470
Renasant Corp.	54,556	1,792,165
Republic Bancorp, Inc./Kentucky, Class A	13,348	327,693
S&T Bancorp, Inc.	47,041	1,534,477
Sandy Spring Bancorp, Inc.	33,018	864,411
Seacoast Banking Corp. of Florida*	32,596	478,509
ServisFirst Bancshares, Inc.	30,487	1,266,125
Sierra Bancorp	16,316	260,403
Simmons First National Corp., Class A	40,490	1,940,686
South State Corp.	32,840	2,524,411
Southside Bancshares, Inc.	34,817	959,208
Southwest Bancorp, Inc./Oklahoma	26,350	432,403
Square 1 Financial, Inc., Class A*	23,245	596,815
State Bank Financial Corp.	48,679	1,006,682
Sterling Bancorp/Delaware	163,424	2,430,115
Stock Yards Bancorp, Inc.	20,085	730,090
Stonegate Bank	15,462	491,846
Suffolk Bancorp	15,549	424,799
Sun Bancorp, Inc./New Jersey*	11,663	223,813
Talmer Bancorp, Inc., Class A	70,799	1,178,803
Texas Capital Bancshares, Inc.*	62,291	3,265,294
Tompkins Financial Corp.	20,580	1,098,149
Towne Bank/Virginia	61,726	1,163,535
TriCo Bancshares	30,903	759,287
TriState Capital Holdings, Inc.*	29,417	366,830
Triumph Bancorp, Inc.*	20,688	347,558
Trustmark Corp.	91,565	2,121,561
UMB Financial Corp.	53,227	2,704,464
Umpqua Holdings Corp.	299,331	4,879,095
Union Bankshares Corp.	61,160	1,467,840
United Bankshares, Inc./West Virginia	94,017	3,571,706
United Community Banks, Inc./Georgia	72,441	1,480,694
Univest Corp. of Pennsylvania	26,385	507,120
Valley National Bancorp	315,976	3,109,204
Washington Trust Bancorp, Inc.	20,280	779,766
Webster Financial Corp.	123,461	4,398,915
WesBanco, Inc.	52,021	1,636,060
West Bancorp, Inc.	21,550	404,062
Westamerica Bancorp	34,680	1,541,179
Western Alliance Bancorp*	117,073	3,595,312
Wilshire Bancorp, Inc.	94,724	995,549
Wintrust Financial Corp.	64,409	3,441,373
Yadkin Financial Corp.	34,414	739,557

		206,832,169

Capital Markets (1.2%)
Actua Corp.*	55,424	651,786
Arlington Asset Investment Corp., Class A	22,843	320,944
Ashford, Inc.*	1,278	81,089
BGC Partners, Inc., Class A	248,417	2,041,988
Calamos Asset Management, Inc., Class A	24,004	227,558
CIFC Corp.	9,333	66,731
Cohen & Steers, Inc.	27,177	746,009
Cowen Group, Inc., Class A*	150,107	684,488
Diamond Hill Investment Group, Inc.	4,122	766,857
Evercore Partners, Inc., Class A	47,391	2,380,924
Fifth Street Asset Management, Inc.	7,165	53,523
Financial Engines, Inc.	70,521	2,078,254
GAMCO Investors, Inc., Class A	8,875	487,237
Greenhill & Co., Inc.	40,286	1,146,942
HFF, Inc., Class A	51,345	1,733,407
Houlihan Lokey, Inc.*	16,155	352,179
INTL FCStone, Inc.*	20,082	495,825
Investment Technology Group, Inc.	46,659	622,431
Janus Capital Group, Inc.	200,876	2,731,914
KCG Holdings, Inc., Class A*	47,153	517,268
Ladenburg Thalmann Financial Services, Inc.*	140,602	296,670
Medley Management, Inc., Class A	8,854	58,613
Moelis & Co., Class A	23,342	612,961
OM Asset Management plc	34,908	538,281
Oppenheimer Holdings, Inc., Class A	14,296	286,063
Piper Jaffray Cos.*	21,103	763,296
Pzena Investment Management, Inc., Class A	16,168	143,895
RCS Capital Corp., Class A*	63,944	51,795
Safeguard Scientifics, Inc.*	27,508	427,474
Stifel Financial Corp.*	92,429	3,891,261
Virtu Financial, Inc., Class A	26,160	599,587
Virtus Investment Partners, Inc.	9,391	943,795
Walter Investment Management Corp.*	52,030	845,488
Westwood Holdings Group, Inc.	10,386	564,479
WisdomTree Investments, Inc.	155,230	2,503,860
ZAIS Group Holdings, Inc.*	4,211	39,668

		30,754,540

Consumer Finance (0.4%)
Cash America International, Inc.	37,345	1,044,540
Encore Capital Group, Inc.*	35,439	1,311,243
Enova International, Inc.*	37,163	379,806
Ezcorp, Inc., Class A*	69,373	428,031
First Cash Financial Services, Inc.*	38,323	1,535,219
Green Dot Corp., Class A*	61,827	1,088,155
JG Wentworth Co., Class A*	19,492	96,096
Nelnet, Inc., Class A	33,021	1,142,857
PRA Group, Inc.*	65,713	3,477,532
Regional Management Corp.*	15,640	242,420
World Acceptance Corp.*	10,136	272,050

		11,017,949

Diversified Financial Services (0.4%)
FNFV Group*	107,112	1,255,353
GAIN Capital Holdings, Inc.	42,016	305,877
MarketAxess Holdings, Inc.	50,689	4,707,994
Marlin Business Services Corp.	11,662	179,478
NewStar Financial, Inc.*	32,115	263,343
On Deck Capital, Inc.*	15,916	157,568
PHH Corp.*	69,088	975,523
PICO Holdings, Inc.*	29,657	287,080
Resource America, Inc., Class A	21,659	144,032
Tiptree Financial, Inc., Class A	38,707	247,725

		8,523,973

Insurance (2.3%)
Ambac Financial Group, Inc.*	59,229	857,044
American Equity Investment Life Holding Co.	110,694	2,580,277
AMERISAFE, Inc.	25,762	1,281,144
Argo Group International Holdings Ltd.	38,077	2,154,777
Atlas Financial Holdings, Inc.*	14,770	273,245
Baldwin & Lyons, Inc., Class B	12,023	260,899
Citizens, Inc./Texas*	66,100	490,462
CNO Financial Group, Inc.	267,782	5,036,979
Crawford & Co., Class B	35,785	200,754
Donegal Group, Inc., Class A	12,728	178,956
eHealth, Inc.*	24,170	309,618
EMC Insurance Group, Inc.	9,937	230,638

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Employers Holdings, Inc.	42,724	$952,318
Enstar Group Ltd.*	12,399	1,859,850
FBL Financial Group, Inc., Class A	13,001	799,822
Federated National Holding Co.	19,933	478,791
Fidelity & Guaranty Life	15,439	378,873
First American Financial Corp.	147,223	5,752,003
Global Indemnity plc*	11,726	306,869
Greenlight Capital Reinsurance Ltd., Class A*	40,125	893,985
Hallmark Financial Services, Inc.*	19,655	225,836
HCI Group, Inc.	12,100	469,117
Heritage Insurance Holdings, Inc.*	34,020	671,215
Horace Mann Educators Corp.	55,868	1,855,935
Independence Holding Co.	8,470	109,771
Infinity Property & Casualty Corp.	15,570	1,254,008
James River Group Holdings Ltd.	14,583	392,137
Kansas City Life Insurance Co.	4,579	215,167
Kemper Corp.	59,121	2,091,110
Maiden Holdings Ltd.	68,240	947,171
MBIA, Inc.*	189,174	1,150,178
National General Holdings Corp.	54,453	1,050,398
National Interstate Corp.	9,096	242,681
National Western Life Insurance Co., Class A	3,009	670,104
Navigators Group, Inc.*	14,513	1,131,724
OneBeacon Insurance Group Ltd., Class A	31,165	437,557
Patriot National, Inc.*	12,380	195,975
Primerica, Inc.	69,924	3,151,475
RLI Corp.	58,631	3,138,517
Safety Insurance Group, Inc.	20,512	1,110,725
Selective Insurance Group, Inc.	77,244	2,399,199
State Auto Financial Corp.	19,785	451,296
State National Cos., Inc.	41,396	387,053
Stewart Information Services Corp.	31,686	1,296,274
Symetra Financial Corp.	101,805	3,221,110
Third Point Reinsurance Ltd.*	115,723	1,556,474
United Fire Group, Inc.	27,404	960,510
United Insurance Holdings Corp.	22,471	295,494
Universal Insurance Holdings, Inc.	43,475	1,284,251

		57,639,766

Real Estate Investment Trusts (REITs) (8.3%)
Acadia Realty Trust (REIT)	94,215	2,833,045
AG Mortgage Investment Trust, Inc. (REIT)	41,452	630,899
Agree Realty Corp. (REIT)	25,422	758,847
Alexander’s, Inc. (REIT)	2,956	1,105,544
Altisource Residential Corp. (REIT)	79,217	1,102,701
American Assets Trust, Inc. (REIT)	43,925	1,794,775
American Capital Mortgage Investment Corp. (REIT)	71,098	1,047,985
American Residential Properties, Inc. (REIT)	46,079	795,784
Anworth Mortgage Asset Corp. (REIT)	142,314	703,031
Apollo Commercial Real Estate Finance, Inc. (REIT)	82,830	1,301,259
Apollo Residential Mortgage, Inc. (REIT)	45,651	577,942
Ares Commercial Real Estate Corp. (REIT)	41,870	502,021
Armada Hoffler Properties, Inc. (REIT)	38,508	376,223
ARMOUR Residential REIT, Inc. (REIT)	61,981	1,242,094
Ashford Hospitality Prime, Inc. (REIT)	41,686	584,855
Ashford Hospitality Trust, Inc. (REIT)	116,428	710,211
Bluerock Residential Growth REIT, Inc. (REIT)	28,974	347,109
Campus Crest Communities, Inc. (REIT)	87,731	466,729
Capstead Mortgage Corp. (REIT)	133,538	1,320,691
CareTrust REIT, Inc. (REIT)	66,406	753,708
CatchMark Timber Trust, Inc. (REIT), Class A	53,787	552,930
Cedar Realty Trust, Inc. (REIT)	118,440	735,512
Chambers Street Properties (REIT)	326,384	2,118,232
Chatham Lodging Trust (REIT)	53,808	1,155,796
Chesapeake Lodging Trust (REIT)	81,940	2,135,356
Colony Capital, Inc. (REIT), Class A	154,174	3,015,643
CorEnergy Infrastructure Trust, Inc. (REIT)	81,996	362,422
CoreSite Realty Corp. (REIT)	33,700	1,733,528
Cousins Properties, Inc. (REIT)	296,626	2,734,892
CubeSmart (REIT)	226,898	6,173,895
CyrusOne, Inc. (REIT)	90,903	2,968,892
CYS Investments, Inc. (REIT)	219,180	1,591,247
DCT Industrial Trust, Inc. (REIT)	122,075	4,109,044
DiamondRock Hospitality Co. (REIT)	274,231	3,030,253
DuPont Fabros Technology, Inc. (REIT)	87,078	2,253,579
Dynex Capital, Inc. (REIT)	76,836	504,044
Easterly Government Properties, Inc. (REIT)	19,315	308,074
EastGroup Properties, Inc. (REIT)	43,867	2,376,714
Education Realty Trust, Inc. (REIT)	67,934	2,238,425
EPR Properties (REIT)	78,219	4,033,754
Equity One, Inc. (REIT)	100,026	2,434,633
FelCor Lodging Trust, Inc. (REIT)	197,071	1,393,292
First Industrial Realty Trust, Inc. (REIT)	151,333	3,170,426
First Potomac Realty Trust (REIT)	79,744	877,184
Franklin Street Properties Corp. (REIT)	122,060	1,312,145
Geo Group, Inc. (REIT)	101,532	3,019,562
Getty Realty Corp. (REIT)	33,976	536,821
Gladstone Commercial Corp. (REIT)	31,551	445,185
Government Properties Income Trust (REIT)	83,319	1,333,104
Gramercy Property Trust, Inc. (REIT)	78,888	1,638,504
Great Ajax Corp. (REIT)	8,504	105,194
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	44,744	770,492
Hatteras Financial Corp. (REIT)	132,989	2,014,783
Healthcare Realty Trust, Inc. (REIT)	137,742	3,422,889
Hersha Hospitality Trust (REIT)	68,630	1,555,156
Highwoods Properties, Inc. (REIT)	128,572	4,982,165
Hudson Pacific Properties, Inc. (REIT)	102,375	2,947,376
Independence Realty Trust, Inc. (REIT)	46,942	338,448
InfraREIT, Inc. (REIT)	30,394	719,730
Inland Real Estate Corp. (REIT)	121,518	984,296
Invesco Mortgage Capital, Inc. (REIT)	171,834	2,103,248
Investors Real Estate Trust (REIT)	168,713	1,305,839
iStar, Inc. (REIT)*	118,319	1,488,453
Kite Realty Group Trust (REIT)	115,110	2,740,769
Ladder Capital Corp. (REIT)	55,525	795,118
LaSalle Hotel Properties (REIT)	154,045	4,373,338

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Lexington Realty Trust (REIT)	283,170	$2,293,677
LTC Properties, Inc. (REIT)	49,008	2,091,171
Mack-Cali Realty Corp. (REIT)	122,760	2,317,709
Medical Properties Trust, Inc. (REIT)	319,969	3,538,857
Monmouth Real Estate Investment Corp. (REIT)	83,050	809,737
Monogram Residential Trust, Inc. (REIT)	230,780	2,148,562
National Health Investors, Inc. (REIT)	51,594	2,966,139
National Storage Affiliates Trust (REIT)	34,112	462,218
New Residential Investment Corp. (REIT)	315,642	4,134,910
New Senior Investment Group, Inc. (REIT)	120,238	1,257,689
New York Mortgage Trust, Inc. (REIT)	160,505	881,172
New York REIT, Inc. (REIT)	223,421	2,247,615
NexPoint Residential Trust, Inc. (REIT)	28,488	380,600
One Liberty Properties, Inc. (REIT)	18,402	392,515
Orchid Island Capital, Inc. (REIT)	31,245	289,016
Parkway Properties, Inc. (REIT)	117,330	1,825,655
Pebblebrook Hotel Trust (REIT)	98,100	3,477,645
Pennsylvania Real Estate Investment Trust (REIT)	95,408	1,891,941
PennyMac Mortgage Investment Trust (REIT)	65,650	1,015,605
Physicians Realty Trust (REIT)	97,839	1,476,391
Potlatch Corp. (REIT)	56,327	1,621,654
Preferred Apartment Communities, Inc. (REIT), Class A	32,161	349,912
PS Business Parks, Inc. (REIT)	26,858	2,131,988
QTS Realty Trust, Inc. (REIT), Class A	38,930	1,700,852
RAIT Financial Trust (REIT)	119,671	593,568
Ramco-Gershenson Properties Trust (REIT)	110,434	1,657,614
Redwood Trust, Inc. (REIT)	117,113	1,620,844
Resource Capital Corp. (REIT)	46,740	522,086
Retail Opportunity Investments Corp. (REIT)	135,901	2,247,803
Rexford Industrial Realty, Inc. (REIT)	78,191	1,078,254
RLJ Lodging Trust (REIT)	180,597	4,563,686
Rouse Properties, Inc. (REIT)	51,177	797,338
Ryman Hospitality Properties, Inc. (REIT)	59,798	2,943,856
Sabra Health Care REIT, Inc. (REIT)	89,097	2,065,268
Saul Centers, Inc. (REIT)	14,358	743,026
Select Income REIT (REIT)	86,324	1,641,019
Silver Bay Realty Trust Corp. (REIT)	50,735	812,267
Sovran Self Storage, Inc. (REIT)	48,569	4,580,057
STAG Industrial, Inc. (REIT)	90,208	1,642,688
STORE Capital Corp. (REIT)	51,612	1,066,304
Strategic Hotels & Resorts, Inc. (REIT)*	375,697	5,180,862
Summit Hotel Properties, Inc. (REIT)	124,892	1,457,490
Sun Communities, Inc. (REIT)	63,664	4,313,873
Sunstone Hotel Investors, Inc. (REIT)	285,015	3,770,748
Terreno Realty Corp. (REIT)	59,991	1,178,223
UMH Properties, Inc. (REIT)	31,410	292,113
United Development Funding IV (REIT)	42,886	754,794
Universal Health Realty Income Trust (REIT)	10,709	502,680
Urban Edge Properties (REIT)	112,829	2,435,978
Urstadt Biddle Properties, Inc. (REIT), Class A	25,031	469,081
Washington Real Estate Investment Trust (REIT)	94,639	2,359,350
Western Asset Mortgage Capital Corp. (REIT)	62,294	785,527
Whitestone REIT (REIT)	38,511	444,032
Xenia Hotels & Resorts, Inc. (REIT)	153,186	2,674,628

		206,794,122

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	67,043	2,301,586
Altisource Asset Management Corp.*	1,239	29,674
Altisource Portfolio Solutions S.A.*	17,843	425,377
AV Homes, Inc.*	17,732	239,737
Consolidated-Tomoka Land Co.	6,137	305,623
Forestar Group, Inc.*	46,444	610,739
FRP Holdings, Inc.*	8,731	263,152
Kennedy-Wilson Holdings, Inc.	127,123	2,818,317
Marcus & Millichap, Inc.*	18,371	844,882
RE/MAX Holdings, Inc., Class A	16,640	598,707
St. Joe Co.*	31,010	593,221
Tejon Ranch Co.*	18,332	399,821

		9,430,836

Thrifts & Mortgage Finance (1.9%)
Anchor BanCorp Wisconsin, Inc.*	10,847	461,974
Astoria Financial Corp.	123,223	1,983,890
Bank Mutual Corp.	61,659	473,541
BankFinancial Corp.	24,763	307,804
BBX Capital Corp., Class A*	4,185	67,378
Bear State Financial, Inc.*	16,489	146,752
Beneficial Bancorp, Inc.*	112,567	1,492,638
BofI Holding, Inc.*	20,948	2,698,731
Brookline Bancorp, Inc.	94,443	957,652
Capitol Federal Financial, Inc.	191,695	2,323,343
Charter Financial Corp./Maryland	23,369	296,319
Clifton Bancorp, Inc.	35,344	490,575
Dime Community Bancshares, Inc.	42,742	722,340
Essent Group Ltd.*	75,735	1,882,015
EverBank Financial Corp.	132,282	2,553,043
Federal Agricultural Mortgage Corp., Class C	14,486	375,622
First Defiance Financial Corp.	12,311	450,090
Flagstar Bancorp, Inc.*	27,875	573,110
Fox Chase Bancorp, Inc.	15,678	272,170
Hingham Institution for Savings	1,932	224,170
HomeStreet, Inc.*	30,781	711,041
Impac Mortgage Holdings, Inc.*	11,358	185,703
Kearny Financial Corp.	126,688	1,453,111
LendingTree, Inc.*	7,903	735,216
Meridian Bancorp, Inc.	74,472	1,018,032
Meta Financial Group, Inc.	9,172	383,114
MGIC Investment Corp.*	461,962	4,277,768
Nationstar Mortgage Holdings, Inc.*	53,562	742,905
NMI Holdings, Inc., Class A*	69,146	525,510
Northfield Bancorp, Inc.	64,053	974,246
Northwest Bancshares, Inc.	137,709	1,790,217
OceanFirst Financial Corp.	17,244	296,942
Ocwen Financial Corp.*	148,432	995,979
Oritani Financial Corp.	59,296	926,204
PennyMac Financial Services, Inc., Class A*	12,395	198,320
Provident Financial Services, Inc.	89,500	1,745,250
Radian Group, Inc.	260,864	4,150,346
Stonegate Mortgage Corp.*	19,355	137,614
Territorial Bancorp, Inc.	11,741	305,736
TrustCo Bank Corp.	127,059	742,025

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
United Community Financial Corp./Ohio	64,847	$324,235
United Financial Bancorp, Inc.	67,379	879,296
Walker & Dunlop, Inc.*	36,025	939,532
Washington Federal, Inc.	128,460	2,922,465
Waterstone Financial, Inc.	38,854	523,752
WSFS Financial Corp.	38,256	1,102,155

		47,739,871

Total Financials		578,733,226

Health Care (14.0%)
Biotechnology (5.5%)
Abeona Therapeutics, Inc.*	19,723	79,878
ACADIA Pharmaceuticals, Inc.*	108,357	3,583,366
Acceleron Pharma, Inc.*	29,462	733,604
Achillion Pharmaceuticals, Inc.*	160,846	1,111,446
Acorda Therapeutics, Inc.*	58,773	1,558,072
Adamas Pharmaceuticals, Inc.*	14,752	246,949
Aduro Biotech, Inc.*	11,033	213,709
Advaxis, Inc.*	41,975	429,404
Aegerion Pharmaceuticals, Inc.*	35,088	477,197
Affimed N.V.*	19,977	123,258
Agenus, Inc.*	103,542	476,293
Aimmune Therapeutics, Inc.*	15,044	380,914
Akebia Therapeutics, Inc.*	34,018	328,614
Alder Biopharmaceuticals, Inc.*	31,923	1,045,798
AMAG Pharmaceuticals, Inc.*	22,785	905,248
Amicus Therapeutics, Inc.*	158,943	2,223,613
Anacor Pharmaceuticals, Inc.*	55,671	6,553,033
Anthera Pharmaceuticals, Inc.*	54,602	332,526
Applied Genetic Technologies Corp.*	11,129	146,235
Ardelyx, Inc.*	22,520	389,146
Arena Pharmaceuticals, Inc.*	336,484	642,684
ARIAD Pharmaceuticals, Inc.*	229,240	1,338,762
Array BioPharma, Inc.*	191,274	872,209
Arrowhead Research Corp.*	81,453	469,169
Asterias Biotherapeutics, Inc.*	13,471	52,133
Atara Biotherapeutics, Inc.*	22,605	710,701
aTyr Pharma, Inc.*	8,061	82,706
Avalanche Biotechnologies, Inc.*	25,747	212,155
Axovant Sciences Ltd.*	19,299	249,343
Bellicum Pharmaceuticals, Inc.*	11,318	164,451
BioCryst Pharmaceuticals, Inc.*	97,439	1,110,805
BioSpecifics Technologies Corp.*	6,549	285,143
BioTime, Inc.*	70,525	211,575
Blueprint Medicines Corp.*	12,350	263,549
Calithera Biosciences, Inc.*	14,571	79,121
Cara Therapeutics, Inc.*	27,591	394,275
Catabasis Pharmaceuticals, Inc.*	3,100	25,079
Catalyst Pharmaceuticals, Inc.*	106,125	318,375
Celldex Therapeutics, Inc.*	134,232	1,414,805
Cellular Biomedicine Group, Inc.*	12,825	217,127
Cepheid, Inc.*	97,850	4,422,820
ChemoCentryx, Inc.*	37,404	226,294
Chiasma, Inc.*	10,181	202,398
Chimerix, Inc.*	62,245	2,377,759
Cidara Therapeutics, Inc.*	6,411	81,548
Clovis Oncology, Inc.*	37,898	3,485,100
Coherus Biosciences, Inc.*	31,679	634,847
Concert Pharmaceuticals, Inc.*	21,447	402,560
CorMedix, Inc.*	48,639	96,792
CTI BioPharma Corp.*	215,411	314,500
Curis, Inc.*	144,957	292,813
Cytokinetics, Inc.*	46,935	313,995
CytRx Corp.*	90,404	214,258
Dicerna Pharmaceuticals, Inc.*	19,765	162,271
Dyax Corp.*	198,082	3,781,385
Dynavax Technologies Corp.*	50,120	1,229,945
Eagle Pharmaceuticals, Inc.*	11,699	866,077
Emergent BioSolutions, Inc.*	41,325	1,177,349
Enanta Pharmaceuticals, Inc.*	22,265	804,657
Epizyme, Inc.*	39,205	504,176
Esperion Therapeutics, Inc.*	17,755	418,840
Exact Sciences Corp.*	130,690	2,351,113
Exelixis, Inc.*	307,401	1,724,520
Fibrocell Science, Inc.*	36,088	138,939
FibroGen, Inc.*	65,298	1,431,332
Five Prime Therapeutics, Inc.*	29,728	457,514
Flexion Therapeutics, Inc.*	19,400	288,284
Foundation Medicine, Inc.*	15,917	293,669
Galena Biopharma, Inc.*	212,431	335,641
Genocea Biosciences, Inc.*	28,008	191,855
Genomic Health, Inc.*	24,745	523,604
Geron Corp.*	216,738	598,197
Global Blood Therapeutics, Inc.*	9,362	394,702
Halozyme Therapeutics, Inc.*	144,491	1,940,514
Heron Therapeutics, Inc.*	39,892	973,365
Idera Pharmaceuticals, Inc.*	118,815	398,030
Ignyta, Inc.*	29,322	257,447
Immune Design Corp.*	14,714	179,511
ImmunoGen, Inc.*	115,782	1,111,507
Immunomedics, Inc.*	126,596	217,745
Infinity Pharmaceuticals, Inc.*	67,503	570,400
Inovio Pharmaceuticals, Inc.*	98,763	570,850
Insmed, Inc.*	83,870	1,557,466
Insys Therapeutics, Inc.*	31,777	904,373
Invitae Corp.*	10,546	76,142
Ironwood Pharmaceuticals, Inc.*	172,131	1,793,605
Karyopharm Therapeutics, Inc.*	30,159	317,574
Keryx Biopharmaceuticals, Inc.*	139,411	490,727
Kite Pharma, Inc.*	39,308	2,188,669
KYTHERA Biopharmaceuticals, Inc.*	35,239	2,642,220
La Jolla Pharmaceutical Co.*	18,855	523,980
Lexicon Pharmaceuticals, Inc.*	55,375	594,728
Ligand Pharmaceuticals, Inc.*	24,069	2,061,510
Lion Biotechnologies, Inc.*	58,869	339,085
Loxo Oncology, Inc.*	9,970	174,276
MacroGenics, Inc.*	43,351	928,578
MannKind Corp.*	332,343	1,066,821
Medgenics, Inc.*	23,537	184,059
Merrimack Pharmaceuticals, Inc.*	151,127	1,286,091
MiMedx Group, Inc.*	148,329	1,431,375
Mirati Therapeutics, Inc.*	15,689	540,015
Momenta Pharmaceuticals, Inc.*	83,543	1,370,941
Myriad Genetics, Inc.*	94,640	3,547,107
NantKwest, Inc.*	9,462	108,435
Natera, Inc.*	13,891	150,717
Navidea Biopharmaceuticals, Inc.*	206,432	470,665
Neurocrine Biosciences, Inc.*	116,150	4,621,609
NewLink Genetics Corp.*	28,431	1,018,967
Nivalis Therapeutics, Inc.*	7,095	92,022
Northwest Biotherapeutics, Inc.*	63,578	397,363
Novavax, Inc.*	364,740	2,578,712
Ocata Therapeutics, Inc.*	57,060	238,511
OncoMed Pharmaceuticals, Inc.*	22,324	370,355
Oncothyreon, Inc.*	126,441	346,448
Ophthotech Corp.*	32,580	1,320,142
Orexigen Therapeutics, Inc.*	148,858	314,090
Organovo Holdings, Inc.*	123,521	331,036
Osiris Therapeutics, Inc.*	25,920	478,742
Otonomy, Inc.*	20,386	363,075
OvaScience, Inc.*	31,891	270,755

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
PDL BioPharma, Inc.	226,164	$1,137,605
Peregrine Pharmaceuticals, Inc.*	274,878	280,376
Pfenex, Inc.*	22,456	337,065
Portola Pharmaceuticals, Inc.*	62,902	2,680,883
Progenics Pharmaceuticals, Inc.*	94,213	538,898
Proteon Therapeutics, Inc.*	9,460	131,589
Prothena Corp. plc*	42,594	1,931,212
PTC Therapeutics, Inc.*	46,281	1,235,703
Radius Health, Inc.*	45,005	3,119,297
Raptor Pharmaceutical Corp.*	112,044	677,866
Regulus Therapeutics, Inc.*	37,220	243,419
Repligen Corp.*	44,816	1,248,126
Retrophin, Inc.*	48,095	974,405
Rigel Pharmaceuticals, Inc.*	118,803	293,443
Sage Therapeutics, Inc.*	19,000	804,080
Sangamo BioSciences, Inc.*	93,844	529,280
Sarepta Therapeutics, Inc.*	56,538	1,815,435
Seres Therapeutics, Inc.*	11,748	348,211
Sorrento Therapeutics, Inc.*	38,590	323,770
Spark Therapeutics, Inc.*	11,179	466,500
Spectrum Pharmaceuticals, Inc.*	93,274	557,779
Stemline Therapeutics, Inc.*	20,095	177,439
Synergy Pharmaceuticals, Inc.*	135,501	718,155
Synta Pharmaceuticals Corp.*	122,349	212,887
T2 Biosystems, Inc.*	11,707	102,553
TESARO, Inc.*	31,855	1,277,386
TG Therapeutics, Inc.*	47,999	483,830
Threshold Pharmaceuticals, Inc.*	87,982	358,087
Tobira Therapeutics, Inc.*	2,991	28,893
Tokai Pharmaceuticals, Inc.*	12,354	127,864
Trevena, Inc.*	43,906	454,427
Trovagene, Inc.*	40,269	229,131
Ultragenyx Pharmaceutical, Inc.*	52,241	5,031,331
Vanda Pharmaceuticals, Inc.*	57,555	649,220
Verastem, Inc.*	42,396	75,889
Versartis, Inc.*	29,329	338,163
Vitae Pharmaceuticals, Inc.*	17,264	190,077
Vital Therapies, Inc.*	21,661	87,510
vTv Therapeutics, Inc., Class A*	9,459	61,673
XBiotech, Inc.*	5,278	78,853
Xencor, Inc.*	38,444	470,170
XOMA Corp.*	123,257	92,652
Zafgen, Inc.*	22,283	711,942
ZIOPHARM Oncology, Inc.*	156,204	1,407,398

		137,943,051

Health Care Equipment & Supplies (3.4%)
Abaxis, Inc.	30,982	1,362,898
ABIOMED, Inc.*	56,792	5,268,026
Accuray, Inc.*	108,297	540,944
Analogic Corp.	17,023	1,396,567
AngioDynamics, Inc.*	35,494	468,166
Anika Therapeutics, Inc.*	20,219	643,571
Antares Pharma, Inc.*	205,215	348,866
AtriCure, Inc.*	38,415	841,673
Atrion Corp.	1,992	746,920
Cantel Medical Corp.	46,991	2,664,390
Cardiovascular Systems, Inc.*	42,656	675,671
Cerus Corp.*	131,365	596,397
ConforMIS, Inc.*	14,577	263,261
CONMED Corp.	37,936	1,811,065
Corindus Vascular Robotics, Inc.*	28,571	88,284
CryoLife, Inc.	35,276	343,235
Cutera, Inc.*	20,775	271,737
Cyberonics, Inc.*	35,691	2,169,299
Cynosure, Inc., Class A*	30,556	917,902
EndoChoice Holdings, Inc.*	9,785	111,158
Endologix, Inc.*	93,143	1,141,933
Entellus Medical, Inc.*	7,355	132,537
Exactech, Inc.*	14,336	249,876
GenMark Diagnostics, Inc.*	56,256	442,735
Glaukos Corp.*	10,085	243,956
Globus Medical, Inc., Class A*	94,546	1,953,320
Greatbatch, Inc.*	34,975	1,973,289
Haemonetics Corp.*	71,190	2,300,861
Halyard Health, Inc.*	64,209	1,826,104
HeartWare International, Inc.*	23,972	1,253,975
ICU Medical, Inc.*	19,445	2,129,227
Inogen, Inc.*	21,365	1,037,271
Insulet Corp.*	77,939	2,019,399
Integra LifeSciences Holdings Corp.*	39,011	2,323,105
Invacare Corp.	44,663	646,274
InVivo Therapeutics Holdings Corp.*	36,898	318,061
Invuity, Inc.*	2,000	28,040
iRadimed Corp.*	3,581	87,233
K2M Group Holdings, Inc.*	24,053	447,386
Lantheus Holdings, Inc.*	11,110	47,773
LDR Holding Corp.*	34,860	1,203,716
LeMaitre Vascular, Inc.	17,033	207,632
Masimo Corp.*	59,859	2,308,163
Meridian Bioscience, Inc.	57,589	984,772
Merit Medical Systems, Inc.*	59,727	1,428,073
Natus Medical, Inc.*	45,189	1,782,706
Neogen Corp.*	51,046	2,296,560
Nevro Corp.*	23,054	1,069,475
NuVasive, Inc.*	66,091	3,186,908
NxStage Medical, Inc.*	86,923	1,370,776
OraSure Technologies, Inc.*	74,889	332,507
Orthofix International N.V.*	25,784	870,210
Oxford Immunotec Global plc*	27,844	375,894
Quidel Corp.*	40,009	755,370
Rockwell Medical, Inc.*	70,502	543,570
RTI Surgical, Inc.*	77,148	438,201
SeaSpine Holdings Corp.*	11,774	190,739
Second Sight Medical Products, Inc.*	15,635	92,716
Sientra, Inc.*	12,006	121,861
Spectranetics Corp.*	57,857	682,134
STAAR Surgical Co.*	52,600	408,176
STERIS Corp.	81,624	5,303,111
SurModics, Inc.*	18,312	399,934
Tandem Diabetes Care, Inc.*	23,107	203,573
Thoratec Corp.*	73,807	4,669,031
Tornier N.V.*	50,162	1,022,803
TransEnterix, Inc.*	60,355	136,402
Unilife Corp.*	156,303	153,161
Utah Medical Products, Inc.	5,462	294,238
Vascular Solutions, Inc.*	23,640	766,172
Veracyte, Inc.*	17,065	80,035
West Pharmaceutical Services, Inc.	98,145	5,311,607
Wright Medical Group, Inc.*	70,998	1,492,378
Zeltiq Aesthetics, Inc.*	44,341	1,420,242

		84,035,231

Health Care Providers & Services (2.6%)
AAC Holdings, Inc.*	11,371	253,005
Aceto Corp.	39,559	1,085,895
Addus HomeCare Corp.*	8,869	276,269
Adeptus Health, Inc., Class A*	8,429	680,726
Air Methods Corp.*	53,467	1,822,690
Alliance HealthCare Services, Inc.*	6,894	67,285
Almost Family, Inc.*	9,685	387,884
Amedisys, Inc.*	38,413	1,458,542
AMN Healthcare Services, Inc.*	64,743	1,942,937
Amsurg Corp.*	65,826	5,115,338
BioScrip, Inc.*	93,004	173,917

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
BioTelemetry, Inc.*	36,411	$445,671
Capital Senior Living Corp.*	40,461	811,243
Chemed Corp.	23,252	3,103,444
Civitas Solutions, Inc.*	16,030	367,408
CorVel Corp.*	11,276	364,215
Cross Country Healthcare, Inc.*	43,838	596,635
Diplomat Pharmacy, Inc.*	49,279	1,415,786
Ensign Group, Inc.	34,562	1,473,378
ExamWorks Group, Inc.*	56,495	1,651,914
Five Star Quality Care, Inc.*	59,077	182,548
Genesis Healthcare, Inc.*	51,409	315,137
Hanger, Inc.*	48,991	668,237
HealthEquity, Inc.*	49,401	1,459,800
HealthSouth Corp.	125,015	4,796,826
Healthways, Inc.*	41,362	459,945
IPC Healthcare, Inc.*	23,694	1,840,787
Kindred Healthcare, Inc.	113,945	1,794,634
Landauer, Inc.	13,190	487,898
LHC Group, Inc.*	17,578	786,967
Magellan Health, Inc.*	37,175	2,060,610
Molina Healthcare, Inc.*	53,451	3,680,101
National HealthCare Corp.	13,654	831,392
National Research Corp., Class A	12,716	151,829
National Research Corp., Class B	546	18,018
Nobilis Health Corp.*	44,667	233,162
Owens & Minor, Inc.	87,084	2,781,463
PharMerica Corp.*	41,753	1,188,708
Providence Service Corp.*	18,588	810,065
RadNet, Inc.*	46,938	260,506
Select Medical Holdings Corp.	143,627	1,549,735
Surgical Care Affiliates, Inc.*	29,664	969,716
Team Health Holdings, Inc.*	97,906	5,289,861
Teladoc, Inc.*	13,077	291,486
Triple-S Management Corp., Class B*	32,310	575,441
Trupanion, Inc.*	22,501	169,883
U.S. Physical Therapy, Inc.	16,941	760,482
Universal American Corp.*	67,553	462,063
WellCare Health Plans, Inc.*	59,806	5,154,081

		63,525,563

Health Care Technology (0.5%)
Castlight Health, Inc., Class B*	48,884	205,313
Computer Programs & Systems, Inc.	15,233	641,766
Connecture, Inc.*	9,442	43,056
Evolent Health, Inc., Class A*	18,460	294,622
HealthStream, Inc.*	33,872	738,748
HMS Holdings Corp.*	121,166	1,062,626
Imprivata, Inc.*	13,044	231,792
MedAssets, Inc.*	83,008	1,665,140
Medidata Solutions, Inc.*	75,192	3,166,335
Merge Healthcare, Inc.*	94,605	671,695
Omnicell, Inc.*	49,286	1,532,795
Press Ganey Holdings, Inc.*	14,717	435,476
Quality Systems, Inc.	67,731	845,283
Vocera Communications, Inc.*	36,264	413,772

		11,948,419

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.*	29,882	483,491
Affymetrix, Inc.*	105,074	897,332
Albany Molecular Research, Inc.*	34,354	598,447
Cambrex Corp.*	43,357	1,720,406
Fluidigm Corp.*	38,613	313,151
Furiex Pharmaceuticals, Inc.*†	7,248	53,110
Harvard Bioscience, Inc.*	46,160	174,485
INC Research Holdings, Inc., Class A*	17,639	705,560
Luminex Corp.*	58,448	988,355
NanoString Technologies, Inc.*	18,056	288,896
NeoGenomics, Inc.*	73,107	418,903
Pacific Biosciences of California, Inc.*	79,630	291,446
PAREXEL International Corp.*	75,157	4,653,721
PRA Health Sciences, Inc.*	27,013	1,048,915
Sequenom, Inc.*	167,037	292,315

		12,928,533

Pharmaceuticals (1.5%)
Aerie Pharmaceuticals, Inc.*	28,781	510,575
Agile Therapeutics, Inc.*	14,002	94,373
Alimera Sciences, Inc.*	42,403	93,711
Amphastar Pharmaceuticals, Inc.*	45,184	528,201
ANI Pharmaceuticals, Inc.*	10,976	433,662
Aratana Therapeutics, Inc.*	40,700	344,322
Assembly Biosciences, Inc.*	20,699	197,882
BioDelivery Sciences International, Inc.*	66,036	367,160
Carbylan Therapeutics, Inc.*	16,035	57,245
Catalent, Inc.*	54,892	1,333,876
Cempra, Inc.*	44,017	1,225,433
Collegium Pharmaceutical, Inc.*	10,008	221,277
Corcept Therapeutics, Inc.*	81,949	308,128
Corium International, Inc.*	15,782	147,562
Depomed, Inc.*	80,705	1,521,289
Dermira, Inc.*	21,204	494,901
Durect Corp.*	150,486	293,448
Endocyte, Inc.*	51,918	237,784
Flex Pharma, Inc.*	8,253	99,119
Foamix Pharmaceuticals Ltd.*	33,566	246,039
Heska Corp.*	8,871	270,388
IGI Laboratories, Inc.*	59,824	391,249
Impax Laboratories, Inc.*	98,417	3,465,263
Intersect ENT, Inc.*	22,996	538,106
Intra-Cellular Therapies, Inc.*	29,879	1,196,355
Lannett Co., Inc.*	36,784	1,527,272
Medicines Co.*	91,154	3,460,206
Nektar Therapeutics*	180,877	1,982,412
Neos Therapeutics, Inc.*	8,570	180,056
Ocular Therapeutix, Inc.*	20,439	287,372
Omeros Corp.*	51,529	564,758
Omthera Pharmaceuticals, Inc.*†	4,193	1,887
Pacira Pharmaceuticals, Inc.*	50,140	2,060,754
Paratek Pharmaceuticals, Inc.	15,758	299,402
Pernix Therapeutics Holdings, Inc.*	60,696	191,799
Phibro Animal Health Corp., Class A	23,974	758,298
POZEN, Inc.*	38,219	223,008
Prestige Brands Holdings, Inc.*	72,296	3,264,887
Relypsa, Inc.*	45,321	838,892
Revance Therapeutics, Inc.*	21,608	643,054
Sagent Pharmaceuticals, Inc.*	30,676	470,263
SciClone Pharmaceuticals, Inc.*	66,570	461,996
Sucampo Pharmaceuticals, Inc., Class A*	34,911	693,682
Supernus Pharmaceuticals, Inc.*	47,601	667,842
Tetraphase Pharmaceuticals, Inc.*	48,474	361,616
TherapeuticsMD, Inc.*	172,978	1,013,651
Theravance Biopharma, Inc.*	33,460	367,725
Theravance, Inc.	114,463	821,844
VIVUS, Inc.*	141,976	232,841
XenoPort, Inc.*	82,657	286,820
Zogenix, Inc.*	33,507	452,344
ZS Pharma, Inc.*	25,062	1,645,571
Zynerba Pharmaceuticals, Inc.*	4,658	66,656

		38,444,256

Total Health Care		348,825,053

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (11.0%)
Aerospace & Defense (1.3%)
AAR Corp.	47,911	$908,872
Aerojet Rocketdyne Holdings, Inc.*	85,876	1,389,474
Aerovironment, Inc.*	26,967	540,419
American Science & Engineering, Inc.	10,173	361,752
Astronics Corp.*	26,266	1,061,934
Cubic Corp.	29,258	1,227,080
Curtiss-Wright Corp.	64,611	4,033,019
DigitalGlobe, Inc.*	98,989	1,882,771
Ducommun, Inc.*	15,060	302,254
Engility Holdings, Inc.	24,588	633,879
Esterline Technologies Corp.*	40,378	2,902,774
HEICO Corp.	26,506	1,295,613
HEICO Corp., Class A	54,040	2,453,956
KEYW Holding Corp.*	44,472	273,503
KLX, Inc.*	71,916	2,570,278
Kratos Defense & Security Solutions, Inc.*	61,421	259,197
Moog, Inc., Class A*	52,762	2,852,841
National Presto Industries, Inc.	6,557	552,493
Sparton Corp.*	13,063	279,548
TASER International, Inc.*	72,959	1,606,922
Teledyne Technologies, Inc.*	48,169	4,349,661
Vectrus, Inc.*	14,659	323,084

		32,061,324

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	70,052	598,945
Atlas Air Worldwide Holdings, Inc.*	34,441	1,190,281
Echo Global Logistics, Inc.*	41,344	810,342
Forward Air Corp.	41,950	1,740,505
Hub Group, Inc., Class A*	49,082	1,787,076
Park-Ohio Holdings Corp.	11,709	337,922
Radiant Logistics, Inc.*	40,007	178,431
UTi Worldwide, Inc.*	124,306	570,565
XPO Logistics, Inc.*	97,338	2,319,564

		9,533,631

Airlines (0.3%)
Allegiant Travel Co.	18,182	3,931,857
Hawaiian Holdings, Inc.*	65,317	1,612,024
Republic Airways Holdings, Inc.*	70,324	406,473
SkyWest, Inc.	70,065	1,168,684
Virgin America, Inc.*	33,974	1,162,930

		8,281,968

Building Products (0.8%)
AAON, Inc.	55,241	1,070,571
Advanced Drainage Systems, Inc.	46,514	1,345,650
American Woodmark Corp.*	17,677	1,146,707
Apogee Enterprises, Inc.	39,692	1,772,248
Builders FirstSource, Inc.*	69,292	878,623
Continental Building Products, Inc.*	43,176	886,835
Gibraltar Industries, Inc.*	42,086	772,278
Griffon Corp.	45,866	723,307
Insteel Industries, Inc.	24,038	386,531
Masonite International Corp.*	41,346	2,504,741
NCI Building Systems, Inc.*	36,030	380,837
Nortek, Inc.*	13,434	850,506
Patrick Industries, Inc.*	17,237	680,689
PGT, Inc.*	65,645	806,121
Ply Gem Holdings, Inc.*	29,566	345,922
Quanex Building Products Corp.	46,720	848,902
Simpson Manufacturing Co., Inc.	57,114	1,912,748
Trex Co., Inc.*	43,842	1,461,254
Universal Forest Products, Inc.	27,511	1,586,834

		20,361,304

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	76,192	2,080,804
ACCO Brands Corp.*	149,913	1,059,885
ARC Document Solutions, Inc.*	56,546	336,449
Brady Corp., Class A	65,333	1,284,447
Brink’s Co.	66,276	1,790,115
Casella Waste Systems, Inc., Class A*	54,268	314,754
CECO Environmental Corp.	39,386	322,571
Civeo Corp.	139,593	206,598
Deluxe Corp.	68,009	3,790,822
Ennis, Inc.	35,197	611,020
Essendant, Inc.	52,502	1,702,640
G&K Services, Inc., Class A	27,113	1,806,268
Healthcare Services Group, Inc.	96,686	3,258,318
Heritage-Crystal Clean, Inc.*	16,387	168,294
Herman Miller, Inc.	81,205	2,341,952
HNI Corp.	60,391	2,590,774
InnerWorkings, Inc.*	48,960	306,000
Interface, Inc.	89,762	2,014,259
Kimball International, Inc., Class B	44,264	418,737
Knoll, Inc.	66,632	1,464,571
Matthews International Corp., Class A	44,879	2,197,725
McGrath RentCorp	35,093	936,632
Mobile Mini, Inc.	62,100	1,912,059
MSA Safety, Inc.	40,262	1,609,272
Multi-Color Corp.	17,461	1,335,592
NL Industries, Inc.*	10,418	31,150
Quad/Graphics, Inc.	40,053	484,641
SP Plus Corp.*	22,949	531,269
Steelcase, Inc., Class A	113,206	2,084,122
Team, Inc.*	28,099	902,540
Tetra Tech, Inc.	82,150	1,997,067
TRC Cos., Inc.*	23,943	283,246
U.S. Ecology, Inc.	29,766	1,299,286
UniFirst Corp.	20,206	2,158,203
Viad Corp.	27,983	811,227
West Corp.	71,859	1,609,642

		48,052,951

Construction & Engineering (0.7%)
Aegion Corp.*	49,993	823,885
Ameresco, Inc., Class A*	27,670	162,700
Argan, Inc.	17,770	616,264
Comfort Systems USA, Inc.	50,860	1,386,444
Dycom Industries, Inc.*	46,413	3,358,445
EMCOR Group, Inc.	85,401	3,778,994
Furmanite Corp.*	49,569	301,379
Granite Construction, Inc.	53,914	1,599,628
Great Lakes Dredge & Dock Corp.*	80,939	407,933
HC2 Holdings, Inc.*	25,577	179,295
MasTec, Inc.*	91,450	1,447,653
MYR Group, Inc.*	28,783	754,115
Northwest Pipe Co.*	12,175	159,005
NV5 Holdings, Inc.*	7,686	142,652
Orion Marine Group, Inc.*	38,279	228,908
Primoris Services Corp.	52,866	946,830
Tutor Perini Corp.*	51,876	853,879

		17,148,009

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	8,156	144,932
AZZ, Inc.	35,220	1,714,862
Encore Wire Corp.	28,172	920,379
EnerSys, Inc.	60,473	3,240,143
Enphase Energy, Inc.*	36,147	133,744
Franklin Electric Co., Inc.	64,652	1,760,474
FuelCell Energy, Inc.*	316,107	232,275

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Generac Holdings, Inc.*	94,267	$2,836,494
General Cable Corp.	66,061	786,126
LSI Industries, Inc.	29,011	244,853
Plug Power, Inc.*	233,071	426,520
Powell Industries, Inc.	11,829	356,053
Power Solutions International, Inc.*	6,162	139,939
PowerSecure International, Inc.*	29,588	340,854
Preformed Line Products Co.	3,574	132,774
Sunrun, Inc.*	23,790	246,702
Thermon Group Holdings, Inc.*	43,372	891,295
Vicor Corp.*	20,963	213,823

		14,762,242

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	51,065	865,552

Machinery (2.3%)
Accuride Corp.*	53,524	148,261
Actuant Corp., Class A	81,712	1,502,684
Alamo Group, Inc.	13,605	636,034
Albany International Corp., Class A	38,688	1,106,864
Altra Industrial Motion Corp.	36,084	834,262
American Railcar Industries, Inc.	13,044	471,671
Astec Industries, Inc.	25,872	866,971
Barnes Group, Inc.	74,499	2,685,689
Blount International, Inc.*	64,772	360,780
Blue Bird Corp.*	5,831	58,077
Briggs & Stratton Corp.	60,584	1,169,877
Chart Industries, Inc.*	41,159	790,664
CIRCOR International, Inc.	23,165	929,380
CLARCOR, Inc.	68,224	3,252,920
Columbus McKinnon Corp.	27,072	491,628
Commercial Vehicle Group, Inc.*	40,539	163,372
Douglas Dynamics, Inc.	31,723	630,019
EnPro Industries, Inc.	31,516	1,234,482
ESCO Technologies, Inc.	35,549	1,276,209
ExOne Co.*	13,881	93,141
Federal Signal Corp.	85,837	1,176,825
FreightCar America, Inc.	16,622	285,234
Global Brass & Copper Holdings, Inc.	29,438	603,773
Gorman-Rupp Co.	25,127	602,294
Graham Corp.	12,923	228,091
Greenbrier Cos., Inc.	36,847	1,183,157
Harsco Corp.	107,886	978,526
Hillenbrand, Inc.	85,569	2,225,650
Hurco Cos., Inc.	8,308	218,002
Hyster-Yale Materials Handling, Inc.	13,045	754,392
John Bean Technologies Corp.	39,816	1,522,962
Kadant, Inc.	15,079	588,232
L.B. Foster Co., Class A	13,566	166,590
Lindsay Corp.	16,208	1,098,740
Lydall, Inc.*	23,376	665,982
Meritor, Inc.*	134,166	1,426,185
Milacron Holdings Corp.*	20,227	354,984
Miller Industries, Inc.	15,282	298,610
Mueller Industries, Inc.	77,339	2,287,688
Mueller Water Products, Inc., Class A	219,134	1,678,566
Navistar International Corp.*	70,081	891,430
NN, Inc.	36,100	667,850
Omega Flex, Inc.	3,624	121,042
Proto Labs, Inc.*	31,905	2,137,635
RBC Bearings, Inc.*	31,653	1,890,634
Rexnord Corp.*	139,051	2,361,086
Standex International Corp.	17,483	1,317,344
Sun Hydraulics Corp.	30,584	840,142
Tennant Co.	25,286	1,420,567
Titan International, Inc.	60,419	399,370
TriMas Corp.*	61,223	1,000,996
Twin Disc, Inc.	11,182	138,769
Wabash National Corp.*	92,226	976,673
Watts Water Technologies, Inc., Class A	38,368	2,026,598
Woodward, Inc.	88,571	3,604,840
Xerium Technologies, Inc.*	14,812	192,260

		57,034,704

Marine (0.2%)
Eagle Bulk Shipping, Inc.*	30,410	180,331
Golden Ocean Group Ltd.	87,012	214,049
Matson, Inc.	58,871	2,265,945
Navios Maritime Holdings, Inc.	106,875	266,119
Safe Bulkers, Inc.	45,335	125,125
Scorpio Bulkers, Inc.*	456,883	667,049
Ultrapetrol Bahamas Ltd.*	21,191	8,688

		3,727,306

Professional Services (1.3%)
Acacia Research Corp.	70,128	636,762
Advisory Board Co.*	58,083	2,645,100
Barrett Business Services, Inc.	9,877	424,020
CBIZ, Inc.*	68,275	670,460
CDI Corp.	19,282	164,861
CEB, Inc.	45,827	3,131,817
CRA International, Inc.*	12,933	279,094
Exponent, Inc.	35,850	1,597,476
Franklin Covey Co.*	17,130	275,108
FTI Consulting, Inc.*	57,115	2,370,844
GP Strategies Corp.*	17,439	397,958
Heidrick & Struggles International, Inc.	25,027	486,775
Hill International, Inc.*	48,692	159,710
Huron Consulting Group, Inc.*	31,794	1,988,079
ICF International, Inc.*	27,235	827,672
Insperity, Inc.	26,096	1,146,397
Kelly Services, Inc., Class A	38,880	549,763
Kforce, Inc.	33,642	884,112
Korn/Ferry International	68,574	2,267,742
Mistras Group, Inc.*	22,511	289,266
Navigant Consulting, Inc.*	66,469	1,057,522
On Assignment, Inc.*	70,401	2,597,797
Pendrell Corp.*	209,737	151,011
Resources Connection, Inc.	52,088	784,966
RPX Corp.*	74,791	1,026,132
TriNet Group, Inc.*	56,980	957,264
TrueBlue, Inc.*	57,529	1,292,677
Volt Information Sciences, Inc.*	11,322	103,030
VSE Corp.	5,907	236,693
WageWorks, Inc.*	48,620	2,191,790

		31,591,898

Road & Rail (0.6%)
ArcBest Corp.	35,597	917,335
Celadon Group, Inc.	37,575	601,951
Con-way, Inc.	78,613	3,730,187
Covenant Transportation Group, Inc., Class A*	15,401	276,756
Heartland Express, Inc.	68,475	1,365,391
Knight Transportation, Inc.	85,240	2,045,760
Marten Transport Ltd.	31,006	501,367
P.A.M. Transportation Services, Inc.*	4,096	135,373
Roadrunner Transportation Systems, Inc.*	38,853	714,895
Saia, Inc.*	34,062	1,054,219
Swift Transportation Co.*	120,713	1,813,109
Universal Truckload Services, Inc.	10,628	165,478
USA Truck, Inc.*	12,703	218,873
Werner Enterprises, Inc.	59,879	1,502,963

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
YRC Worldwide, Inc.*	44,150	$585,429

		15,629,086

Trading Companies & Distributors (0.6%)
Aircastle Ltd.	85,197	1,755,910
Applied Industrial Technologies, Inc.	54,783	2,089,971
Beacon Roofing Supply, Inc.*	67,665	2,198,436
CAI International, Inc.*	24,028	242,202
DXP Enterprises, Inc.*	16,723	456,203
H&E Equipment Services, Inc.	42,615	712,523
Kaman Corp.	37,168	1,332,473
Lawson Products, Inc.*	7,975	172,659
MRC Global, Inc.*	141,086	1,573,109
Neff Corp., Class A*	15,366	85,896
Real Industry, Inc.*	32,040	282,593
Rush Enterprises, Inc., Class A*	47,879	1,158,672
Stock Building Supply Holdings, Inc.*	20,149	354,824
TAL International Group, Inc.*	45,463	621,479
Textainer Group Holdings Ltd.	30,186	497,767
Titan Machinery, Inc.*	24,181	277,598
Univar, Inc.*	55,000	998,250
Veritiv Corp.*	11,513	428,744

		15,239,309

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	82,876	1,011,087

Total Industrials		275,300,371

Information Technology (15.6%)
Communications Equipment (1.5%)
ADTRAN, Inc.	67,944	991,982
Aerohive Networks, Inc.*	29,211	174,682
Alliance Fiber Optic Products, Inc.	19,424	331,956
Applied Optoelectronics, Inc.*	23,352	438,551
Bel Fuse, Inc., Class B	13,809	268,447
Black Box Corp.	20,241	298,352
CalAmp Corp.*	49,586	797,839
Calix, Inc.*	60,370	470,282
Ciena Corp.*	168,539	3,492,129
Clearfield, Inc.*	14,425	193,728
Comtech Telecommunications Corp.	21,379	440,621
Digi International, Inc.*	34,188	403,076
Emcore Corp.*	25,335	172,278
Extreme Networks, Inc.*	131,581	442,112
Finisar Corp.*	141,564	1,575,607
Harmonic, Inc.*	120,802	700,652
Infinera Corp.*	180,782	3,536,096
InterDigital, Inc.	49,026	2,480,716
Ixia*	81,759	1,184,688
KVH Industries, Inc.*	20,287	202,870
NETGEAR, Inc.*	43,701	1,274,758
NetScout Systems, Inc.*	125,184	4,427,758
Novatel Wireless, Inc.*	48,291	106,723
Oclaro, Inc.*	132,940	305,762
Plantronics, Inc.	47,948	2,438,156
Polycom, Inc.*	183,912	1,927,398
Ruckus Wireless, Inc.*	103,603	1,230,804
ShoreTel, Inc.*	88,059	657,801
Sonus Networks, Inc.*	65,021	371,920
Ubiquiti Networks, Inc.	41,723	1,413,992
ViaSat, Inc.*	58,082	3,734,092

		36,485,828

Electronic Equipment, Instruments & Components (2.3%)
Agilysys, Inc.*	19,519	217,051
Anixter International, Inc.*	38,986	2,252,611
AVX Corp.	62,407	816,908
Badger Meter, Inc.	19,784	1,148,659
Belden, Inc.	58,097	2,712,549
Benchmark Electronics, Inc.*	71,778	1,561,889
Checkpoint Systems, Inc.	56,178	407,290
Coherent, Inc.*	32,443	1,774,632
Control4 Corp.*	27,052	220,744
CTS Corp.	45,327	839,003
Daktronics, Inc.	52,295	453,398
DTS, Inc.*	23,638	631,135
Electro Rent Corp.	21,803	226,315
Fabrinet*	48,358	886,402
FARO Technologies, Inc.*	23,657	827,995
FEI Co.	56,369	4,117,192
Gerber Scientific, Inc. (Escrow Shares)*†	14,176	—
GSI Group, Inc.*	46,924	597,342
II-VI, Inc.*	70,627	1,135,682
Insight Enterprises, Inc.*	51,940	1,342,649
InvenSense, Inc.*	104,652	972,217
Itron, Inc.*	52,509	1,675,562
Kimball Electronics, Inc.*	39,901	476,019
Knowles Corp.*	119,199	2,196,838
Littelfuse, Inc.	30,694	2,797,758
Mercury Systems, Inc.*	46,154	734,310
Mesa Laboratories, Inc.	3,968	442,035
Methode Electronics, Inc.	52,380	1,670,922
MTS Systems Corp.	20,286	1,219,391
Multi-Fineline Electronix, Inc.*	12,163	203,122
Newport Corp.*	54,379	747,711
OSI Systems, Inc.*	27,083	2,084,308
Park Electrochemical Corp.	27,413	482,195
PC Connection, Inc.	14,385	298,201
Plexus Corp.*	45,739	1,764,611
RealD, Inc.*	53,746	516,499
Rofin-Sinar Technologies, Inc.*	38,257	992,004
Rogers Corp.*	25,504	1,356,303
Sanmina Corp.*	112,286	2,399,552
ScanSource, Inc.*	39,091	1,386,167
SYNNEX Corp.	39,142	3,329,419
Tech Data Corp.*	49,905	3,418,492
TTM Technologies, Inc.*	78,512	489,130
Universal Display Corp.*	54,649	1,852,601
Vishay Intertechnology, Inc.	184,594	1,788,716
Vishay Precision Group, Inc.*	17,683	204,946

		57,668,475

Internet Software & Services (2.3%)
Alarm.com Holdings, Inc.*	10,956	127,747
Amber Road, Inc.*	21,889	92,372
Angie’s List, Inc.*	60,244	303,630
Apigee Corp.*	5,826	61,464
Appfolio, Inc., Class A*	7,670	129,240
Bankrate, Inc.*	91,354	945,514
Bazaarvoice, Inc.*	79,637	359,163
Benefitfocus, Inc.*	10,392	324,750
Blucora, Inc.*	56,352	775,967
Box, Inc., Class A*	18,004	226,490
Brightcove, Inc.*	43,573	214,379
Carbonite, Inc.*	24,080	268,010
Care.com, Inc.*	24,128	124,018
ChannelAdvisor Corp.*	28,142	279,731
Cimpress N.V.*	44,668	3,399,681
comScore, Inc.*	46,868	2,162,958
Constant Contact, Inc.*	43,378	1,051,483
Cornerstone OnDemand, Inc.*	73,780	2,434,740
Coupons.com, Inc.*	82,285	740,565
Cvent, Inc.*	32,172	1,082,910
Dealertrack Technologies, Inc.*	74,515	4,706,367
Demandware, Inc.*	45,605	2,356,866

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
DHI Group, Inc.*	61,552	$449,945
EarthLink Holdings Corp.	139,597	1,086,065
Endurance International Group Holdings, Inc.*	80,726	1,078,499
Envestnet, Inc.*	48,126	1,442,336
Everyday Health, Inc.*	30,707	280,662
Five9, Inc.*	29,627	109,620
Gogo, Inc.*	75,459	1,153,014
GrubHub, Inc.*	102,718	2,500,156
GTT Communications, Inc.*	33,347	775,651
Hortonworks, Inc.*	10,058	220,170
Internap Corp.*	77,453	474,787
Intralinks Holdings, Inc.*	53,072	439,967
j2 Global, Inc.	65,525	4,642,446
Limelight Networks, Inc.*	80,443	153,646
Liquidity Services, Inc.*	31,557	233,206
LivePerson, Inc.*	75,368	569,782
LogMeIn, Inc.*	33,524	2,284,996
Marchex, Inc., Class B	46,196	186,170
Marin Software, Inc.*	39,320	123,072
Marketo, Inc.*	47,564	1,351,769
MaxPoint Interactive, Inc.*	8,715	35,557
Millennial Media, Inc.*	151,854	265,744
MINDBODY, Inc., Class A*	9,965	155,753
Monster Worldwide, Inc.*	124,607	799,977
New Relic, Inc.*	7,811	297,677
NIC, Inc.	89,268	1,580,936
OPOWER, Inc.*	34,031	303,216
Q2 Holdings, Inc.*	26,413	652,929
QuinStreet, Inc.*	45,106	250,338
RealNetworks, Inc.*	29,930	122,414
Reis, Inc.	11,850	268,403
RetailMeNot, Inc.*	52,342	431,298
Rocket Fuel, Inc.*	34,189	159,663
SciQuest, Inc.*	38,236	382,360
Shutterstock, Inc.*	27,137	820,623
SPS Commerce, Inc.*	22,760	1,545,176
Stamps.com, Inc.*	19,504	1,443,491
TechTarget, Inc.*	25,448	216,817
Textura Corp.*	26,864	694,166
Travelzoo, Inc.*	8,258	68,294
TrueCar, Inc.*	64,250	334,743
United Online, Inc.*	19,066	190,660
Web.com Group, Inc.*	60,134	1,267,625
WebMD Health Corp.*	51,870	2,066,501
Wix.com Ltd.*	25,396	442,398
Xactly Corp.*	11,043	86,135
XO Group, Inc.*	34,922	493,448
Xoom Corp.*	43,026	1,070,487

		58,170,833

IT Services (2.1%)
6D Global Technologies, Inc.*†	23,711	68,999
Acxiom Corp.*	106,650	2,107,404
Blackhawk Network Holdings, Inc.*	73,873	3,131,476
CACI International, Inc., Class A*	33,354	2,467,195
Cardtronics, Inc.*	61,988	2,027,008
Cass Information Systems, Inc.	15,671	769,916
Ciber, Inc.*	106,171	337,624
Convergys Corp.	135,243	3,125,466
CSG Systems International, Inc.	45,472	1,400,538
Datalink Corp.*	27,900	166,563
EPAM Systems, Inc.*	66,480	4,954,090
Euronet Worldwide, Inc.*	70,693	5,237,644
Everi Holdings, Inc.*	89,538	459,330
EVERTEC, Inc.	89,922	1,624,891
ExlService Holdings, Inc.*	45,664	1,686,371
Forrester Research, Inc.	14,229	447,360
Hackett Group, Inc.	32,376	445,170
Heartland Payment Systems, Inc.	50,147	3,159,762
Lionbridge Technologies, Inc.*	85,982	424,751
Luxoft Holding, Inc.*	25,059	1,585,984
ManTech International Corp., Class A	33,558	862,441
MAXIMUS, Inc.	89,825	5,349,977
ModusLink Global Solutions, Inc.*	49,688	142,108
MoneyGram International, Inc.*	39,887	319,894
NeuStar, Inc., Class A*	22,545	613,449
Perficient, Inc.*	48,330	745,732
PFSweb, Inc.*	16,704	237,531
Science Applications International Corp.	63,293	2,545,011
ServiceSource International, Inc.*	78,379	313,516
Sykes Enterprises, Inc.*	53,792	1,371,696
Syntel, Inc.*	43,039	1,950,097
TeleTech Holdings, Inc.	22,865	612,553
Unisys Corp.*	68,783	818,518
Virtusa Corp.*	40,518	2,078,979

		53,589,044

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Energy Industries, Inc.*	55,997	1,472,721
Advanced Micro Devices, Inc.*	867,441	1,491,999
Alpha & Omega Semiconductor Ltd.*	23,839	185,706
Ambarella, Inc.*	42,659	2,465,264
Amkor Technology, Inc.*	135,596	608,826
Applied Micro Circuits Corp.*	110,323	585,815
Axcelis Technologies, Inc.*	150,248	401,162
Brooks Automation, Inc.	91,076	1,066,500
Cabot Microelectronics Corp.*	33,683	1,304,879
Cascade Microtech, Inc.*	17,859	252,526
Cavium, Inc.*	75,327	4,622,818
CEVA, Inc.*	27,053	502,374
Cirrus Logic, Inc.*	86,352	2,720,952
Cohu, Inc.	34,526	340,426
Diodes, Inc.*	50,289	1,074,676
DSP Group, Inc.*	29,525	268,973
Entegris, Inc.*	190,525	2,513,025
Exar Corp.*	51,167	304,444
Fairchild Semiconductor International, Inc.*	158,327	2,222,911
FormFactor, Inc.*	78,362	531,294
Inphi Corp.*	52,578	1,263,975
Integrated Device Technology, Inc.*	201,554	4,091,546
Integrated Silicon Solution, Inc.	42,988	923,812
Intersil Corp., Class A	178,520	2,088,684
IXYS Corp.	31,958	356,651
Kopin Corp.*	87,727	275,463
Lattice Semiconductor Corp.*	160,171	616,658
MA-COM Technology Solutions Holdings, Inc.*	31,652	917,592
Mattson Technology, Inc.*	96,723	225,365
MaxLinear, Inc., Class A*	70,151	872,678
Microsemi Corp.*	129,235	4,241,493
MKS Instruments, Inc.	72,458	2,429,517
Monolithic Power Systems, Inc.	53,647	2,746,726
Nanometrics, Inc.*	31,772	385,712
NeoPhotonics Corp.*	36,918	251,412
NVE Corp.	6,295	305,559
OmniVision Technologies, Inc.*	79,163	2,078,820
PDF Solutions, Inc.*	36,042	360,420
Pericom Semiconductor Corp.	30,845	562,921
Photronics, Inc.*	90,374	818,788
PMC-Sierra, Inc.*	237,417	1,607,313
Power Integrations, Inc.	40,023	1,687,770
Rambus, Inc.*	157,175	1,854,665

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Rudolph Technologies, Inc.*	42,621	$530,632
Semtech Corp.*	90,836	1,371,624
Sigma Designs, Inc.*	48,061	331,140
Silicon Laboratories, Inc.*	58,040	2,410,982
Synaptics, Inc.*	50,152	4,135,534
Tessera Technologies, Inc.	71,299	2,310,801
Ultra Clean Holdings, Inc.*	40,722	233,744
Ultratech, Inc.*	37,861	606,533
Veeco Instruments, Inc.*	54,338	1,114,472
Xcerra Corp.*	75,220	472,382

		69,418,675

Software (4.0%)
A10 Networks, Inc.*	43,544	260,829
ACI Worldwide, Inc.*	158,836	3,354,616
American Software, Inc., Class A	33,704	317,492
Aspen Technology, Inc.*	116,243	4,406,772
AVG Technologies N.V.*	56,439	1,227,548
Barracuda Networks, Inc.*	10,712	166,893
Blackbaud, Inc.	63,760	3,578,211
Bottomline Technologies de, Inc.*	56,106	1,403,211
BroadSoft, Inc.*	39,928	1,196,243
Callidus Software, Inc.*	75,223	1,278,039
Code Rebel Corp.*	1,514	10,780
CommVault Systems, Inc.*	61,614	2,092,411
Digimarc Corp.*	10,553	322,394
Digital Turbine, Inc.*	58,810	106,446
Ebix, Inc.	36,411	908,819
Ellie Mae, Inc.*	40,073	2,667,660
EnerNOC, Inc.*	36,904	291,542
Epiq Systems, Inc.	44,522	575,224
ePlus, Inc.*	7,689	607,969
Fair Isaac Corp.	42,494	3,590,743
Fleetmatics Group plc*	52,136	2,559,356
Gigamon, Inc.*	37,114	742,651
Globant S.A.*	20,753	634,834
Glu Mobile, Inc.*	162,609	710,601
Guidance Software, Inc.*	24,201	145,690
Guidewire Software, Inc.*	95,374	5,014,765
HubSpot, Inc.*	25,802	1,196,439
Imperva, Inc.*	36,153	2,367,298
Infoblox, Inc.*	78,040	1,247,079
Interactive Intelligence Group, Inc.*	23,734	705,137
Jive Software, Inc.*	64,489	301,164
Manhattan Associates, Inc.*	100,150	6,239,345
Mentor Graphics Corp.	135,796	3,344,656
MicroStrategy, Inc., Class A*	12,629	2,481,220
MobileIron, Inc.*	49,605	153,776
Model N, Inc.*	27,127	271,541
Monotype Imaging Holdings, Inc.	53,698	1,171,690
Park City Group, Inc.*	14,757	155,982
Paycom Software, Inc.*	42,916	1,541,114
Paylocity Holding Corp.*	21,180	635,188
Pegasystems, Inc.	48,430	1,191,862
Progress Software Corp.*	68,800	1,777,104
Proofpoint, Inc.*	53,710	3,239,787
PROS Holdings, Inc.*	32,898	728,362
QAD, Inc., Class A	13,764	352,358
QAD, Inc., Class B	249	5,341
Qlik Technologies, Inc.*	124,167	4,525,887
Qualys, Inc.*	34,232	974,243
Rapid7, Inc.*	11,130	253,208
RealPage, Inc.*	71,034	1,180,585
RingCentral, Inc., Class A*	73,523	1,334,442
Rovi Corp.*	120,462	1,263,646
Rubicon Project, Inc.*	35,645	517,922
Sapiens International Corp. N.V.	31,053	357,731
SeaChange International, Inc.*	45,629	287,463
Silver Spring Networks, Inc.*	49,515	637,753
Synchronoss Technologies, Inc.*	52,845	1,733,316
Take-Two Interactive Software, Inc.*	115,186	3,309,294
Tangoe, Inc.*	53,537	385,466
TeleCommunication Systems, Inc., Class A*	64,420	221,605
Telenav, Inc.*	37,192	290,470
TiVo, Inc.*	132,033	1,143,406
TubeMogul, Inc.*	21,247	223,518
Tyler Technologies, Inc.*	45,758	6,832,127
Varonis Systems, Inc.*	11,726	182,691
VASCO Data Security International, Inc.*	40,102	683,338
Verint Systems, Inc.*	83,443	3,600,565
VirnetX Holding Corp.*	65,058	231,607
Workiva, Inc.*	9,802	148,892
Xura, Inc.*	30,947	692,594
Yodlee, Inc.*	25,032	403,766
Zendesk, Inc.*	73,252	1,443,797
Zix Corp.*	76,929	323,871

		100,461,385

Technology Hardware, Storage & Peripherals (0.6%)
Avid Technology, Inc.*	44,106	351,084
Cray, Inc.*	55,196	1,093,433
Diebold, Inc.	88,368	2,630,715
Dot Hill Systems Corp.*	83,400	811,482
Eastman Kodak Co.*	24,214	378,223
Electronics for Imaging, Inc.*	63,812	2,761,783
Imation Corp.*	47,860	101,942
Immersion Corp.*	36,789	413,140
Nimble Storage, Inc.*	69,149	1,667,874
QLogic Corp.*	118,455	1,214,164
Quantum Corp.*	288,808	201,386
Silicon Graphics International Corp.*	46,807	183,952
Stratasys Ltd.*	69,451	1,839,757
Super Micro Computer, Inc.*	50,136	1,366,707
Violin Memory, Inc.*	119,161	164,442

		15,180,084

Total Information Technology		390,974,324

Materials (3.2%)
Chemicals (1.6%)
A. Schulman, Inc.	39,933	1,296,625
American Vanguard Corp.	38,723	447,638
Axiall Corp.	95,833	1,503,620
Balchem Corp.	42,672	2,593,177
Calgon Carbon Corp.	70,979	1,105,853
Chase Corp.	9,430	371,448
Chemtura Corp.*	91,877	2,629,520
Core Molding Technologies, Inc.*	10,028	185,017
Ferro Corp.*	98,067	1,073,834
Flotek Industries, Inc.*	72,215	1,205,991
FutureFuel Corp.	32,035	316,506
H.B. Fuller Co.	68,766	2,333,918
Hawkins, Inc.	14,456	556,556
Innophos Holdings, Inc.	26,721	1,059,220
Innospec, Inc.	33,043	1,536,830
Intrepid Potash, Inc.*	74,006	409,993
KMG Chemicals, Inc.	13,479	260,010
Koppers Holdings, Inc.	28,385	572,525
Kraton Performance Polymers, Inc.*	42,939	768,608
Kronos Worldwide, Inc.	28,412	176,439
LSB Industries, Inc.*	26,767	410,070
Minerals Technologies, Inc.	47,502	2,287,696
Olin Corp.	105,963	1,781,238
OM Group, Inc.	41,525	1,365,757

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
OMNOVA Solutions, Inc.*	61,301	$339,608
PolyOne Corp.	121,347	3,560,321
Quaker Chemical Corp.	18,180	1,401,314
Rayonier Advanced Materials, Inc.	56,237	344,170
Rentech, Inc.*	19,772	110,723
Senomyx, Inc.*	57,619	256,981
Sensient Technologies Corp.	63,483	3,891,508
Stepan Co.	26,006	1,082,110
Trecora Resources*	26,848	333,452
Tredegar Corp.	32,718	427,951
Trinseo S.A.*	15,688	396,122
Tronox Ltd., Class A	85,919	375,466
Valhi, Inc.	19,882	37,577

		38,805,392

Construction Materials (0.1%)
Headwaters, Inc.*	100,995	1,898,706
Summit Materials, Inc., Class A*	36,013	675,964
U.S. Concrete, Inc.*	19,929	952,407
United States Lime & Minerals, Inc.	2,390	109,103

		3,636,180

Containers & Packaging (0.3%)
AEP Industries, Inc.*	5,455	312,735
Berry Plastics Group, Inc.*	162,900	4,898,403
Greif, Inc., Class A	42,115	1,343,890
Myers Industries, Inc.	32,288	432,659

		6,987,687

Metals & Mining (0.7%)
AK Steel Holding Corp.*	246,321	593,634
Carpenter Technology Corp.	68,649	2,043,681
Century Aluminum Co.*	65,562	301,585
Cliffs Natural Resources, Inc.	212,385	518,219
Coeur Mining, Inc.*	187,129	527,704
Commercial Metals Co.	157,994	2,140,819
Globe Specialty Metals, Inc.	86,902	1,054,121
Handy & Harman Ltd.*	3,696	88,630
Haynes International, Inc.	16,339	618,268
Hecla Mining Co.	501,398	987,754
Horsehead Holding Corp.*	74,606	226,802
Kaiser Aluminum Corp.	23,369	1,875,362
Materion Corp.	27,395	822,398
Olympic Steel, Inc.	12,661	125,977
Ryerson Holding Corp.*	16,452	86,373
Schnitzer Steel Industries, Inc., Class A	34,471	466,737
Stillwater Mining Co.*	165,180	1,706,309
SunCoke Energy, Inc.	88,048	685,013
TimkenSteel Corp.	54,405	550,579
Worthington Industries, Inc.	65,326	1,729,833

		17,149,798

Paper & Forest Products (0.5%)
Boise Cascade Co.*	54,495	1,374,364
Clearwater Paper Corp.*	26,521	1,252,852
Deltic Timber Corp.	15,180	907,916
KapStone Paper and Packaging Corp.	116,742	1,927,410
Louisiana-Pacific Corp.*	194,862	2,774,835
Neenah Paper, Inc.	23,339	1,360,197
P.H. Glatfelter Co.	59,000	1,015,980
Schweitzer-Mauduit International, Inc.	42,075	1,446,538
Wausau Paper Corp.	55,504	355,226

		12,415,318

Total Materials		78,994,375

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
8x8, Inc.*	119,781	990,589
Atlantic Tele-Network, Inc.	14,081	1,041,008
Cincinnati Bell, Inc.*	288,204	899,196
Cogent Communications Holdings, Inc.	63,009	1,711,324
Consolidated Communications Holdings, Inc.	69,136	1,332,251
FairPoint Communications, Inc.*	28,113	433,221
General Communication, Inc., Class A*	48,237	832,571
Globalstar, Inc.*	638,516	1,002,470
Hawaiian Telcom Holdco, Inc.*	14,784	307,212
IDT Corp., Class B	22,713	324,796
inContact, Inc.*	84,429	634,062
Inteliquent, Inc.	45,524	1,016,551
Intelsat S.A.*	40,477	260,267
Iridium Communications, Inc.*	114,018	701,211
Lumos Networks Corp.	32,583	396,209
ORBCOMM, Inc.*	82,117	458,213
Pacific DataVision, Inc.*	17,873	534,403
Premiere Global Services, Inc.*	63,747	875,884
Straight Path Communications, Inc., Class B*	12,856	519,511
Vonage Holdings Corp.*	252,331	1,483,706
Windstream Holdings, Inc.	139,164	854,467

		16,609,122

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	50,386	417,196
Leap Wireless International, Inc.*†	51,376	97,101
NTELOS Holdings Corp.*	23,307	210,462
Shenandoah Telecommunications Co.	32,879	1,407,550
Spok Holdings, Inc.	28,725	472,813

		2,605,122

Total Telecommunication Services		19,214,244

Utilities (3.4%)
Electric Utilities (1.2%)
ALLETE, Inc.	66,245	3,344,710
Cleco Corp.	82,067	4,369,247
El Paso Electric Co.	55,140	2,030,255
Empire District Electric Co.	58,626	1,291,531
Genie Energy Ltd., Class B*	15,561	128,067
IDACORP, Inc.	68,113	4,407,592
MGE Energy, Inc.	46,515	1,915,953
Otter Tail Corp.	50,105	1,305,736
PNM Resources, Inc.	108,165	3,034,028
Portland General Electric Co.	121,047	4,475,107
Spark Energy, Inc., Class A	3,875	64,131
UIL Holdings Corp.	76,832	3,862,345
Unitil Corp.	19,286	711,268

		30,939,970

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	20,603	1,093,607
Laclede Group, Inc.	59,067	3,220,924
New Jersey Resources Corp.	115,721	3,475,102
Northwest Natural Gas Co.	37,051	1,698,418
ONE Gas, Inc.	71,248	3,229,672
Piedmont Natural Gas Co., Inc.	106,550	4,269,458
South Jersey Industries, Inc.	93,156	2,352,189
Southwest Gas Corp.	63,504	3,703,553
WGL Holdings, Inc.	67,376	3,885,574

		26,928,497

Independent Power and Renewable Electricity Producers (0.5%)
Abengoa Yield plc	67,316	1,114,080
Atlantic Power Corp.	162,431	302,122
Dynegy, Inc.*	174,854	3,614,232
NRG Yield, Inc., Class A	48,383	539,470

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
NRG Yield, Inc., Class C	85,161	$988,719
Ormat Technologies, Inc.	50,745	1,726,852
Pattern Energy Group, Inc.	76,076	1,452,291
Talen Energy Corp.*	115,147	1,162,985
TerraForm Global, Inc., Class A*	55,471	369,437
Vivint Solar, Inc.*	27,816	291,512

		11,561,700

Multi-Utilities (0.4%)
Avista Corp.	84,980	2,825,585
Black Hills Corp.	60,924	2,518,598
NorthWestern Corp.	64,089	3,449,911

		8,794,094

Water Utilities (0.2%)
American States Water Co.	51,251	2,121,792
Artesian Resources Corp., Class A	10,295	248,521
California Water Service Group	64,117	1,418,268
Connecticut Water Service, Inc.	14,957	546,230
Consolidated Water Co., Ltd.	20,612	239,099
Middlesex Water Co.	22,056	525,815
SJW Corp.	21,127	649,655
York Water Co.	16,068	337,749

		6,087,129

Total Utilities		84,311,390

Total Common Stocks (89.9%) (Cost $2,235,730,151)		2,243,832,087

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	16,544	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (5.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	126,509,483	126,509,483

Total Short-Term Investment (5.1%) (Cost $126,509,483)		126,509,483

Total Investments (95.0%) (Cost $2,362,239,634)		2,370,341,570
Other Assets Less Liabilities (5.0%)		125,560,389

Net Assets (100%)		$2,495,901,959

*	Non-income producing.

†	Securities (totaling $221,097 or 0.0% of net assets) held at fair value by management.

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	2,303	December-15	$263,208,783	$252,385,770	$(10,823,013)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$326,203,772	$—	$—		$326,203,772
Consumer Staples	75,517,449	—	—		75,517,449
Energy	65,757,883	—	—		65,757,883
Financials	578,733,226	—	—		578,733,226
Health Care	348,770,056	—	54,997		348,825,053
Industrials	275,300,371	—	—		275,300,371
Information Technology	390,905,325	—	68,999		390,974,324
Materials	78,994,375	—	—		78,994,375
Telecommunication Services	19,117,143	—	97,101		19,214,244
Utilities	84,311,390	—	—		84,311,390
Short-Term Investments	126,509,483	—	—		126,509,483
Warrants
Energy	—	—	—	(b)	—

Total Assets	$2,370,120,473	$—	$221,097		$2,370,341,570

Liabilities:
Futures	$(10,823,013)	$—	$—		$(10,823,013)

Total Liabilities	$(10,823,013)	$—	$—		$(10,823,013)

Total	$2,359,297,460	$—	$221,097		$2,359,518,557

(a)	A security with a market value of $97,101 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$311,352,885
Aggregate gross unrealized depreciation	(303,478,770)

Net unrealized appreciation	$7,874,115

Federal income tax cost of investments	$2,362,467,455

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.8%)
AGL Energy Ltd.	79,182	$890,128
Alumina Ltd.	286,971	227,408
Amcor Ltd.	154,331	1,433,738
AMP Ltd.	345,938	1,355,113
APA Group	135,271	814,275
Aristocrat Leisure Ltd.	62,212	379,188
Asciano Ltd.	110,715	653,658
ASX Ltd.	22,891	610,567
Aurizon Holdings Ltd.	243,628	861,821
AusNet Services	214,252	205,815
Australia & New Zealand Banking Group Ltd.	337,711	6,469,504
Bank of Queensland Ltd.	55,850	456,667
Bendigo & Adelaide Bank Ltd.	52,830	368,790
BHP Billiton Ltd.	392,129	6,184,543
BHP Billiton plc	260,939	3,983,531
Boral Ltd.	88,867	329,339
Brambles Ltd.	188,640	1,293,346
Caltex Australia Ltd.	31,080	687,782
CIMIC Group Ltd.	10,766	178,036
Coca-Cola Amatil Ltd.	63,352	401,418
Cochlear Ltd.	6,478	380,155
Commonwealth Bank of Australia	207,360	10,669,358
Computershare Ltd.	52,158	388,925
Crown Resorts Ltd.	41,110	286,455
CSL Ltd.	57,107	3,598,365
Dexus Property Group (REIT)	112,825	567,278
Federation Centres (REIT)	390,520	754,389
Flight Centre Travel Group Ltd.	6,786	172,362
Fortescue Metals Group Ltd.	182,373	234,359
Goodman Group (REIT)	234,371	965,212
GPT Group (REIT)	242,532	771,258
Harvey Norman Holdings Ltd.	67,903	186,419
Healthscope Ltd.	127,269	228,226
Iluka Resources Ltd.	48,503	212,171
Incitec Pivot Ltd.	196,677	539,982
Insurance Australia Group Ltd.	287,985	985,129
Lend Lease Group	71,291	630,008
Macquarie Group Ltd.	37,922	2,061,627
Medibank Pvt Ltd.	304,452	517,816
Mirvac Group (REIT)	414,592	501,960
National Australia Bank Ltd.	319,293	6,775,591
Newcrest Mining Ltd.*	88,912	804,723
Orica Ltd.	47,823	506,563
Origin Energy Ltd.†	126,069	556,645
Platinum Asset Management Ltd.	47,672	228,393
Qantas Airways Ltd.*	69,357	181,600
QBE Insurance Group Ltd.	174,916	1,588,011
Ramsay Health Care Ltd.	16,184	666,202
REA Group Ltd.	6,021	187,893
Santos Ltd.	111,807	313,988
Scentre Group (REIT)	637,910	1,750,931
Seek Ltd.	36,924	313,298
Sonic Healthcare Ltd.	48,605	623,987
South32 Ltd.*	612,818	592,215
Stockland Corp., Ltd. (REIT)	303,016	820,739
Suncorp Group Ltd.	156,809	1,351,104
Sydney Airport	123,423	517,501
Tabcorp Holdings Ltd.	95,651	314,529
Tatts Group Ltd.	193,799	513,080
Telstra Corp., Ltd.	547,571	2,161,668
TPG Telecom Ltd.	34,365	262,684
Transurban Group	243,216	1,700,952
Treasury Wine Estates Ltd.	75,181	347,507
Wesfarmers Ltd.	137,512	3,803,123
Westfield Corp. (REIT)	251,567	1,764,826
Westpac Banking Corp.	380,956	8,008,329
Woodside Petroleum Ltd.	95,113	1,944,719
Woolworths Ltd.	157,710	2,757,794
WorleyParsons Ltd.	22,658	94,389

		93,889,105

Austria (0.2%)
Andritz AG	10,219	461,080
Erste Group Bank AG*	36,498	1,061,050
OMV AG	16,286	395,894
Raiffeisen Bank International AG*	14,819	194,156
voestalpine AG	14,603	502,453

		2,614,633

Belgium (1.2%)
Ageas	24,389	1,001,147
Anheuser-Busch InBev S.A./N.V.	98,179	10,427,995
Colruyt S.A.*	8,328	400,863
Delhaize Group S.A.	12,113	1,073,819
Groupe Bruxelles Lambert S.A.	10,354	782,053
KBC Groep N.V.	31,559	1,990,093
Proximus S.A.	17,849	615,135
Solvay S.A.	6,975	712,910
Telenet Group Holding N.V.*	6,154	352,869
UCB S.A.	16,644	1,302,685
Umicore S.A.	11,204	431,743

		19,091,312

Bermuda (0.0%)
Seadrill Ltd.*	49,280	287,973

Chile (0.0%)
Antofagasta plc	45,682	346,408

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	239,327	191,383

Denmark (1.6%)
A. P. Moller - Maersk A/S, Class A	455	685,742
A. P. Moller - Maersk A/S, Class B	844	1,302,190
Carlsberg A/S, Class B	12,649	973,440
Coloplast A/S, Class B	12,722	902,556
Danske Bank A/S	85,520	2,586,712
DSV A/S	20,169	754,833
ISS A/S	17,173	571,224
Novo Nordisk A/S, Class B	239,236	12,876,705
Novozymes A/S, Class B	29,391	1,283,506
Pandora A/S	13,445	1,573,021
TDC A/S	113,119	583,724
Tryg A/S	12,853	250,147
Vestas Wind Systems A/S	29,215	1,522,583
William Demant Holding A/S*	3,743	311,622

		26,178,005

Finland (0.8%)
Elisa Oyj	16,278	551,016
Fortum Oyj	62,697	929,247
Kone Oyj, Class B	40,471	1,542,054
Metso Oyj	12,927	269,229
Neste Oyj	17,896	412,403
Nokia Oyj	443,174	3,036,200
Nokian Renkaat Oyj	13,646	442,363
Orion Oyj, Class B	11,500	435,320
Sampo Oyj, Class A	55,942	2,713,093
Stora Enso Oyj, Class R	68,327	517,599
UPM-Kymmene Oyj	63,407	952,638
Wartsila Oyj Abp	17,069	678,354

		12,479,516

France (8.8%)
Accor S.A.	25,038	1,172,097
Aeroports de Paris S.A.	4,416	501,163
Air Liquide S.A.	42,561	5,043,419
Airbus Group SE	72,936	4,332,108

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Alcatel-Lucent*	332,195	$1,223,018
Alstom S.A.*	24,805	766,811
Arkema S.A.	7,612	493,958
Atos SE	10,038	770,911
AXA S.A.‡	239,598	5,816,759
BNP Paribas S.A.	129,306	7,614,281
Bollore S.A.	102,078	497,695
Bouygues S.A.	23,525	837,217
Bureau Veritas S.A.	32,908	694,267
Cap Gemini S.A.	18,406	1,640,083
Carrefour S.A.	68,857	2,040,613
Casino Guichard Perrachon S.A.	6,275	334,175
Christian Dior SE	6,949	1,300,975
Cie de Saint-Gobain	58,945	2,560,552
Cie Generale des Etablissements Michelin	23,003	2,099,068
CNP Assurances S.A.	21,726	301,741
Credit Agricole S.A.	122,683	1,407,665
Danone S.A.	71,258	4,506,641
Dassault Systemes S.A.	14,804	1,093,019
Edenred	30,219	494,298
Electricite de France S.A.	31,879	563,095
Engie	180,566	2,923,976
Essilor International S.A.	24,598	3,004,590
Eurazeo S.A.	5,067	337,166
Eutelsat Communications S.A.	22,466	689,420
Fonciere des Regions (REIT)	3,263	284,183
Gecina S.A. (REIT)	4,101	499,729
Groupe Eurotunnel SE (Registered)	54,361	740,410
Hermes International	3,279	1,193,798
ICADE (REIT)	3,538	240,088
Iliad S.A.	3,040	615,475
Imerys S.A.	3,770	242,333
Ingenico Group	7,335	886,003
J.C. Decaux S.A.	8,649	313,517
Kering	9,511	1,556,730
Klepierre S.A. (REIT)	23,245	1,054,399
Lagardere S.C.A.	13,874	384,581
Legrand S.A.	33,247	1,767,610
L’Oreal S.A.	30,801	5,355,893
LVMH Moet Hennessy Louis Vuitton SE	34,107	5,820,090
Natixis S.A.	118,550	655,013
Numericable- SFR*	11,455	530,556
Orange S.A.	242,561	3,668,277
Pernod-Ricard S.A.	25,507	2,575,590
Peugeot S.A.*	51,395	776,441
Publicis Groupe S.A.	22,224	1,518,349
Remy Cointreau S.A.	2,723	178,928
Renault S.A.	22,432	1,611,433
Rexel S.A.	32,919	404,807
Safran S.A.	35,538	2,681,447
Sanofi S.A.	143,703	13,689,963
Schneider Electric SE	68,474	3,839,949
SCOR SE	19,464	699,098
Societe BIC S.A.	3,197	496,968
Societe Generale S.A.	88,579	3,962,321
Sodexo S.A.	12,172	1,009,608
Suez Environnement Co. S.A.	38,470	691,949
Technip S.A.	13,952	659,180
Thales S.A.	13,741	957,316
Total S.A.	263,257	11,868,968
Unibail-Rodamco SE (REIT)	12,080	3,132,632
Valeo S.A.	9,439	1,278,236
Veolia Environnement S.A.	52,974	1,213,971
Vinci S.A.	59,264	3,768,447
Vivendi S.A.	144,825	3,428,725
Wendel S.A.	3,615	423,195
Zodiac Aerospace	23,246	532,096

		142,269,083

Germany (7.9%)
adidas AG	26,392	2,124,314
Allianz SE (Registered)	55,798	8,745,522
Axel Springer SE	6,249	348,399
BASF SE	112,141	8,556,855
Bayer AG (Registered)	100,966	12,904,292
Bayerische Motoren Werke (BMW) AG	40,727	3,603,628
Bayerische Motoren Werke (BMW) AG (Preference)(q)	7,640	524,578
Beiersdorf AG	13,358	1,181,955
Brenntag AG	20,365	1,095,959
Commerzbank AG*	127,613	1,343,270
Continental AG	13,623	2,893,793
Daimler AG (Registered)	117,559	8,521,739
Deutsche Bank AG (Registered)	168,402	4,527,267
Deutsche Boerse AG	23,230	1,999,749
Deutsche Lufthansa AG (Registered)*	27,137	376,691
Deutsche Post AG (Registered)	118,303	3,274,223
Deutsche Telekom AG (Registered)	387,723	6,882,877
Deutsche Wohnen AG	43,046	1,150,400
E.ON SE	249,289	2,138,625
Evonik Industries AG	15,906	531,644
Fraport AG Frankfurt Airport Services Worldwide	6,127	377,852
Fresenius Medical Care AG & Co. KGaA	27,444	2,139,997
Fresenius SE & Co. KGaA	46,423	3,113,644
Fuchs Petrolub SE (Preference)(q)	7,724	340,891
GEA Group AG	24,831	943,713
Hannover Rueck SE	6,621	676,920
HeidelbergCement AG	16,567	1,134,405
Henkel AG & Co. KGaA	12,277	1,084,015
Henkel AG & Co. KGaA (Preference)(q)	21,568	2,216,024
Hugo Boss AG	7,445	834,897
Infineon Technologies AG	145,881	1,639,425
K+S AG (Registered)	22,864	764,192
Kabel Deutschland Holding AG*	2,615	340,291
Lanxess AG	10,810	505,042
Linde AG	22,315	3,614,687
MAN SE	3,838	390,345
Merck KGaA	15,336	1,357,707
Metro AG	24,311	670,661
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	20,476	3,814,587
OSRAM Licht AG	10,426	538,687
Porsche Automobil Holding SE (Preference)(q)	18,944	806,310
ProSiebenSat.1 Media SE	26,269	1,286,388
RWE AG	58,228	659,754
SAP SE	119,995	7,763,246
Siemens AG (Registered)	96,809	8,649,232
Symrise AG	14,187	852,199
Telefonica Deutschland Holding AG	66,565	406,250
ThyssenKrupp AG	43,382	759,653
TUI AG	58,798	1,086,239
United Internet AG (Registered)	14,251	720,914
Volkswagen AG	4,652	546,385
Volkswagen AG (Preference)(q)	19,850	2,170,748
Vonovia SE	57,125	1,836,182

		126,767,262

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hong Kong (2.6%)
AIA Group Ltd.	1,470,812	$7,657,847
ASM Pacific Technology Ltd.	28,800	190,173
Bank of East Asia Ltd.	137,800	464,893
BOC Hong Kong Holdings Ltd.	455,000	1,345,950
Cathay Pacific Airways Ltd.	156,000	293,903
Cheung Kong Infrastructure Holdings Ltd.	87,000	780,376
Cheung Kong Property Holdings Ltd.	326,152	2,390,319
CK Hutchison Holdings Ltd.	329,652	4,292,996
CLP Holdings Ltd.	236,500	2,016,915
First Pacific Co., Ltd.	251,750	154,243
Galaxy Entertainment Group Ltd.	275,000	706,233
Hang Lung Properties Ltd.	253,000	569,336
Hang Seng Bank Ltd.	98,800	1,783,313
Henderson Land Development Co., Ltd.	152,758	914,267
HKT Trust & HKT Ltd.	316,013	376,557
Hong Kong & China Gas Co., Ltd.	852,432	1,600,295
Hong Kong Exchanges and Clearing Ltd.	136,700	3,145,438
Hysan Development Co., Ltd.	79,000	329,878
Kerry Properties Ltd.	81,000	222,627
Li & Fung Ltd.	690,000	530,118
Link REIT (REIT)	289,000	1,593,020
MTR Corp., Ltd.	161,500	703,979
New World Development Co., Ltd.	591,109	575,208
Noble Group Ltd.	565,454	165,409
NWS Holdings Ltd.	168,609	222,883
PCCW Ltd.	515,000	265,080
Power Assets Holdings Ltd.	171,500	1,626,402
Shangri-La Asia Ltd.	150,000	129,698
Sino Land Co., Ltd.	362,600	553,384
SJM Holdings Ltd.	249,000	177,256
Sun Hung Kai Properties Ltd.	213,000	2,776,259
Swire Pacific Ltd., Class A	66,000	740,532
Swire Properties Ltd.	139,600	387,541
Techtronic Industries Co., Ltd.	163,000	607,095
WH Group Ltd.*§	656,500	327,037
Wharf Holdings Ltd.	162,900	920,447
Wheelock & Co., Ltd.	109,000	474,251
Yue Yuen Industrial Holdings Ltd.	87,000	323,575

		42,334,733

Ireland (0.8%)
Bank of Ireland*	3,605,689	1,403,690
CRH plc	103,913	2,748,869
Experian plc	122,769	1,970,330
James Hardie Industries plc (CDI)	51,436	620,801
Kerry Group plc, Class A	18,914	1,422,276
Ryanair Holdings plc (ADR)	1,300	101,790
Shire plc	72,256	4,931,764

		13,199,520

Israel (0.6%)
Azrieli Group	5,697	227,828
Bank Hapoalim B.M.	127,643	642,541
Bank Leumi Le-Israel B.M.*	165,370	617,684
Bezeq Israeli Telecommunication Corp., Ltd.	220,606	421,993
Delek Group Ltd.	552	120,778
Israel Chemicals Ltd.	56,063	289,044
Israel Corp., Ltd.	383	92,003
Mizrahi Tefahot Bank Ltd.	16,129	190,729
NICE-Systems Ltd.	7,965	446,349
Teva Pharmaceutical Industries Ltd.	105,418	5,960,622

		9,009,571

Italy (2.1%)
Assicurazioni Generali S.p.A.	146,188	2,681,310
Atlantia S.p.A.	54,421	1,523,698
Banca Monte dei Paschi di Siena S.p.A.*	342,878	612,624
Banco Popolare SC*	23,047	340,919
Enel Green Power S.p.A.	202,996	384,571
Enel S.p.A.	882,415	3,945,635
Eni S.p.A.	310,599	4,887,075
EXOR S.p.A.	11,636	508,402
Finmeccanica S.p.A.*	29,026	364,317
Intesa Sanpaolo S.p.A. (Italian Stock Exchange)	110,149	354,848
Intesa Sanpaolo S.p.A. (London Stock Exchange)	1,547,773	5,465,962
Luxottica Group S.p.A.	19,921	1,384,793
Mediobanca S.p.A.	65,121	640,636
Pirelli & C. S.p.A.	30,912	517,306
Prysmian S.p.A.	23,043	476,679
Saipem S.p.A.*	39,138	314,266
Snam S.p.A.	259,094	1,333,353
Telecom Italia S.p.A.*	1,317,865	1,620,331
Telecom Italia S.p.A. (RNC)	712,308	731,002
Terna Rete Elettrica Nazionale S.p.A.	191,722	933,369
UniCredit S.p.A.	587,717	3,662,815
Unione di Banche Italiane S.c.p.A.	125,871	893,087
UnipolSai S.p.A.	148,746	324,421

		33,901,419

Japan (20.1%)
ABC-Mart, Inc.	3,300	184,395
Acom Co., Ltd.*	50,400	258,283
Aeon Co., Ltd.	77,100	1,200,241
AEON Financial Service Co., Ltd.	13,000	257,411
Aeon Mall Co., Ltd.	13,230	203,696
Air Water, Inc.	16,000	241,296
Aisin Seiki Co., Ltd.	24,400	820,669
Ajinomoto Co., Inc.	72,000	1,520,559
Alfresa Holdings Corp.	19,100	326,996
Alps Electric Co., Ltd.	23,200	658,297
Amada Holdings Co., Ltd.	39,900	304,528
ANA Holdings, Inc.	142,000	399,313
Aozora Bank Ltd.	142,000	493,694
Asahi Glass Co., Ltd.	109,000	639,778
Asahi Group Holdings Ltd.	49,400	1,607,651
Asahi Kasei Corp.	165,000	1,164,786
Asics Corp.	18,200	435,504
Astellas Pharma, Inc.	257,700	3,345,483
Bandai Namco Holdings, Inc.	20,100	468,148
Bank of Kyoto Ltd.	43,000	438,963
Bank of Yokohama Ltd.	137,000	834,667
Benesse Holdings, Inc.	7,300	195,688
Bridgestone Corp.	81,700	2,840,381
Brother Industries Ltd.	26,300	317,982
Calbee, Inc.	8,900	289,286
Canon, Inc.	131,800	3,818,388
Casio Computer Co., Ltd.	23,700	432,370
Central Japan Railway Co.	17,400	2,814,022
Chiba Bank Ltd.	86,000	612,080
Chubu Electric Power Co., Inc.	86,200	1,274,648
Chugai Pharmaceutical Co., Ltd.	25,900	797,152
Chugoku Bank Ltd.	19,600	291,901
Chugoku Electric Power Co., Inc.	40,400	557,890
Citizen Holdings Co., Ltd.	29,900	206,831
COLOPL, Inc.	6,900	111,260
Credit Saison Co., Ltd.	18,200	331,234
Dai Nippon Printing Co., Ltd.	73,000	709,859
Daicel Corp.	33,000	405,938
Daihatsu Motor Co., Ltd.	20,000	232,143
Dai-ichi Life Insurance Co., Ltd.	134,700	2,154,166

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Daiichi Sankyo Co., Ltd.	81,900	$1,430,096
Daikin Industries Ltd.	30,100	1,692,390
Daito Trust Construction Co., Ltd.	9,300	946,007
Daiwa House Industry Co., Ltd.	75,400	1,871,530
Daiwa Securities Group, Inc.	198,000	1,283,203
Denso Corp.	60,900	2,581,835
Dentsu, Inc.	25,581	1,311,447
Don Quijote Holdings Co., Ltd.	13,800	522,165
East Japan Railway Co.	41,509	3,512,662
Eisai Co., Ltd.	31,700	1,880,252
Electric Power Development Co., Ltd.	17,500	536,819
FamilyMart Co., Ltd.	6,600	302,062
FANUC Corp.	25,200	3,885,064
Fast Retailing Co., Ltd.	6,600	2,679,864
Fuji Electric Co., Ltd.	64,000	232,982
Fuji Heavy Industries Ltd.	72,400	2,619,917
Fujifilm Holdings Corp.	57,500	2,157,447
Fujitsu Ltd.	247,000	1,077,142
Fukuoka Financial Group, Inc.	94,000	448,584
GungHo Online Entertainment, Inc.	51,200	151,888
Gunma Bank Ltd.	46,000	294,171
Hachijuni Bank Ltd.	50,000	353,627
Hakuhodo DY Holdings, Inc.	26,500	252,707
Hamamatsu Photonics KK	16,300	368,904
Hankyu Hanshin Holdings, Inc.	145,000	886,148
Hikari Tsushin, Inc.	2,000	140,061
Hino Motors Ltd.	29,200	298,270
Hirose Electric Co., Ltd.	3,295	359,833
Hiroshima Bank Ltd.	61,000	353,505
Hisamitsu Pharmaceutical Co., Inc.	6,100	203,852
Hitachi Chemical Co., Ltd.	12,400	171,447
Hitachi Construction Machinery Co., Ltd.	12,300	164,908
Hitachi High-Technologies Corp.	7,800	169,411
Hitachi Ltd.	581,000	2,936,436
Hitachi Metals Ltd.	24,000	279,755
Hokuhoku Financial Group, Inc.	153,000	352,156
Hokuriku Electric Power Co.	20,600	277,681
Honda Motor Co., Ltd.	199,000	5,933,921
Hoya Corp.	53,400	1,754,706
Hulic Co., Ltd.	34,800	315,453
Ibiden Co., Ltd.	14,000	184,229
Idemitsu Kosan Co., Ltd.	9,300	142,649
IHI Corp.	162,000	417,113
Iida Group Holdings Co., Ltd.	16,600	260,004
INPEX Corp.	117,100	1,046,189
Isetan Mitsukoshi Holdings Ltd.	42,000	633,277
Isuzu Motors Ltd.	67,800	683,197
ITOCHU Corp.	194,700	2,065,143
Itochu Techno-Solutions Corp.	7,400	158,138
Iyo Bank Ltd.	29,700	342,432
J. Front Retailing Co., Ltd.	28,000	456,960
Japan Airlines Co., Ltd.	14,338	506,165
Japan Airport Terminal Co., Ltd.	5,200	224,679
Japan Exchange Group, Inc.	65,400	959,451
Japan Prime Realty Investment Corp. (REIT)	122	396,062
Japan Real Estate Investment Corp. (REIT)	174	802,724
Japan Retail Fund Investment Corp. (REIT)	322	624,032
Japan Tobacco, Inc.	136,200	4,236,886
JFE Holdings, Inc.	56,800	746,877
JGC Corp.	23,000	305,862
Joyo Bank Ltd.	75,000	396,289
JSR Corp.	21,100	304,831
JTEKT Corp.	23,700	332,561
JX Holdings, Inc.	270,790	980,308
Kajima Corp.	97,000	516,414
Kakaku.com, Inc.	17,300	281,271
Kamigumi Co., Ltd.	35,000	287,277
Kaneka Corp.	29,000	214,384
Kansai Electric Power Co., Inc.*	89,700	1,004,115
Kansai Paint Co., Ltd.	26,000	355,497
Kao Corp.	62,000	2,816,865
Kawasaki Heavy Industries Ltd.	168,000	581,602
KDDI Corp.	213,600	4,783,429
Keihan Electric Railway Co., Ltd.	67,000	448,197
Keikyu Corp.	68,000	542,462
Keio Corp.	83,000	591,044
Keisei Electric Railway Co., Ltd.	32,000	352,122
Keyence Corp.	5,460	2,444,648
Kikkoman Corp.	18,000	496,748
Kintetsu Group Holdings Co., Ltd.	234,000	843,207
Kirin Holdings Co., Ltd.	105,200	1,385,742
Kobe Steel Ltd.	358,000	389,719
Koito Manufacturing Co., Ltd.	12,100	396,857
Komatsu Ltd.	112,200	1,651,347
Konami Corp.	10,400	225,813
Konica Minolta, Inc.	53,600	565,811
Kose Corp.	3,100	283,958
Kubota Corp.	140,000	1,927,959
Kuraray Co., Ltd.	38,900	485,858
Kurita Water Industries Ltd.	12,000	255,220
Kyocera Corp.	40,800	1,872,211
Kyowa Hakko Kirin Co., Ltd.	27,000	403,204
Kyushu Electric Power Co., Inc.*	50,600	551,908
Lawson, Inc.	7,200	532,440
LIXIL Group Corp.	30,700	624,379
M3, Inc.	22,800	454,849
Mabuchi Motor Co., Ltd.	5,900	257,791
Makita Corp.	16,400	874,778
Marubeni Corp.	203,600	999,555
Marui Group Co., Ltd.	28,100	339,912
Maruichi Steel Tube Ltd.	6,300	142,844
Mazda Motor Corp.	62,800	997,000
McDonald’s Holdings Co. Japan Ltd.	10,276	230,739
Medipal Holdings Corp.	14,100	224,598
MEIJI Holdings Co., Ltd.	14,222	1,046,494
Minebea Co., Ltd.	38,000	404,580
Miraca Holdings, Inc.	6,100	259,451
Mitsubishi Chemical Holdings Corp.	158,000	828,745
Mitsubishi Corp.	166,300	2,734,194
Mitsubishi Electric Corp.	233,000	2,139,339
Mitsubishi Estate Co., Ltd.	151,000	3,094,798
Mitsubishi Gas Chemical Co., Inc.	42,000	194,282
Mitsubishi Heavy Industries Ltd.	384,000	1,720,907
Mitsubishi Logistics Corp.	13,000	150,530
Mitsubishi Materials Corp.	124,000	378,263
Mitsubishi Motors Corp.	83,800	642,128
Mitsubishi Tanabe Pharma Corp.	24,600	433,007
Mitsubishi UFJ Financial Group, Inc.	1,556,900	9,409,680
Mitsubishi UFJ Lease & Finance Co., Ltd.	60,800	268,532
Mitsui & Co., Ltd.	206,900	2,330,068
Mitsui Chemicals, Inc.	102,000	327,906
Mitsui Fudosan Co., Ltd.	116,000	3,190,081
Mitsui O.S.K. Lines Ltd.	132,000	317,388
Mixi, Inc.	4,800	165,104
Mizuho Financial Group, Inc.	2,856,535	5,365,595
MS&AD Insurance Group Holdings, Inc.	63,880	1,718,226
Murata Manufacturing Co., Ltd.	25,300	3,285,664
Nabtesco Corp.	13,900	254,101

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nagoya Railroad Co., Ltd.	96,000	$377,984
NEC Corp.	303,000	933,957
Nexon Co., Ltd.	15,500	207,604
NGK Insulators Ltd.	30,000	575,791
NGK Spark Plug Co., Ltd.	20,400	468,444
NH Foods Ltd.	20,000	409,328
NHK Spring Co., Ltd.	16,500	160,386
Nidec Corp.	27,500	1,894,657
Nikon Corp.	38,700	468,421
Nintendo Co., Ltd.	13,200	2,230,031
Nippon Building Fund, Inc. (REIT)	184	892,593
Nippon Electric Glass Co., Ltd.	48,000	232,554
Nippon Express Co., Ltd.	99,000	473,910
Nippon Paint Holdings Co., Ltd.	17,300	302,894
Nippon Prologis REIT, Inc. (REIT)	149	270,378
Nippon Steel & Sumitomo Metal Corp.	92,508	1,689,936
Nippon Telegraph & Telephone Corp.	91,648	3,218,652
Nippon Yusen KK	187,000	433,932
Nissan Motor Co., Ltd.	303,600	2,796,602
Nisshin Seifun Group, Inc.	23,715	345,384
Nissin Foods Holdings Co., Ltd.	7,000	322,790
Nitori Holdings Co., Ltd.	8,600	677,220
Nitto Denko Corp.	21,600	1,297,322
NOK Corp.	11,300	244,645
Nomura Holdings, Inc.	455,900	2,645,232
Nomura Real Estate Holdings, Inc.	14,600	294,378
Nomura Research Institute Ltd.	13,860	533,962
NSK Ltd.	55,400	537,867
NTT Data Corp.	15,000	757,398
NTT DOCOMO, Inc.	174,600	2,927,289
NTT Urban Development Corp.	14,300	132,013
Obayashi Corp.	74,000	632,226
Odakyu Electric Railway Co., Ltd.	82,000	739,559
Oji Holdings Corp.	91,000	390,810
Olympus Corp.	34,300	1,068,127
Omron Corp.	22,700	686,121
Ono Pharmaceutical Co., Ltd.	10,800	1,284,595
Oracle Corp. Japan	4,300	182,033
Oriental Land Co., Ltd.	23,700	1,330,998
ORIX Corp.	167,200	2,162,779
Osaka Gas Co., Ltd.	259,000	985,721
Otsuka Corp.	5,800	283,174
Otsuka Holdings Co., Ltd.	49,300	1,584,527
Panasonic Corp.	264,800	2,688,267
Park24 Co., Ltd.	10,400	195,671
Rakuten, Inc.	114,400	1,467,155
Recruit Holdings Co., Ltd.	16,700	502,348
Resona Holdings, Inc.	261,205	1,334,554
Ricoh Co., Ltd.	90,800	918,204
Rinnai Corp.	3,900	298,135
Rohm Co., Ltd.	11,200	500,755
Ryohin Keikaku Co., Ltd.	3,300	675,632
Sankyo Co., Ltd.	5,300	188,891
Sanrio Co., Ltd.	5,400	147,765
Santen Pharmaceutical Co., Ltd.	42,700	575,475
SBI Holdings, Inc.	27,220	307,861
Secom Co., Ltd.	27,000	1,627,015
Sega Sammy Holdings, Inc.	20,900	204,642
Seibu Holdings, Inc.	14,400	292,428
Seiko Epson Corp.	31,800	450,159
Sekisui Chemical Co., Ltd.	47,000	495,053
Sekisui House Ltd.	78,900	1,239,682
Seven & i Holdings Co., Ltd.	94,100	4,311,435
Seven Bank Ltd.	77,000	334,916
Sharp Corp.*	170,000	195,590
Shikoku Electric Power Co., Inc.	21,400	350,102
Shimadzu Corp.	29,000	419,080
Shimamura Co., Ltd.	2,500	269,787
Shimano, Inc.	10,400	1,465,722
Shimizu Corp.	68,000	585,324
Shin-Etsu Chemical Co., Ltd.	51,700	2,657,327
Shinsei Bank Ltd.	220,000	454,434
Shionogi & Co., Ltd.	35,200	1,265,278
Shiseido Co., Ltd.	42,100	922,692
Shizuoka Bank Ltd.	63,000	631,361
Showa Shell Sekiyu KK	20,800	164,787
SMC Corp.	6,600	1,449,582
SoftBank Group Corp.	117,300	5,397,021
Sompo Japan Nipponkoa Holdings, Inc.	39,025	1,137,881
Sony Corp.	153,500	3,753,296
Sony Financial Holdings, Inc.	19,800	326,065
Stanley Electric Co., Ltd.	16,000	320,509
Sumitomo Chemical Co., Ltd.	177,000	899,069
Sumitomo Corp.	139,300	1,344,742
Sumitomo Dainippon Pharma Co., Ltd.	17,600	176,243
Sumitomo Electric Industries Ltd.	93,200	1,197,393
Sumitomo Heavy Industries Ltd.	65,000	257,844
Sumitomo Metal Mining Co., Ltd.	56,000	637,662
Sumitomo Mitsui Financial Group, Inc.	155,497	5,919,381
Sumitomo Mitsui Trust Holdings, Inc.	394,680	1,455,787
Sumitomo Realty & Development Co., Ltd.	46,000	1,469,356
Sumitomo Rubber Industries Ltd.	19,000	264,288
Suntory Beverage & Food Ltd.	15,900	611,886
Suruga Bank Ltd.	22,500	419,291
Suzuken Co., Ltd.	11,520	384,966
Suzuki Motor Corp.	47,000	1,452,225
Sysmex Corp.	17,000	898,938
T&D Holdings, Inc.	67,800	803,041
Taiheiyo Cement Corp.	131,000	394,145
Taisei Corp.	142,000	928,920
Taisho Pharmaceutical Holdings Co., Ltd.	3,300	190,015
Taiyo Nippon Sanso Corp.	17,000	161,945
Takashimaya Co., Ltd.	32,000	259,641
Takeda Pharmaceutical Co., Ltd.	97,800	4,310,732
TDK Corp.	14,600	830,454
Teijin Ltd.	115,000	350,106
Terumo Corp.	35,400	1,003,731
THK Co., Ltd.	14,000	222,763
Tobu Railway Co., Ltd.	144,000	619,551
Toho Co., Ltd.	13,300	304,173
Toho Gas Co., Ltd.	49,000	289,994
Tohoku Electric Power Co., Inc.	53,400	727,004
Tokio Marine Holdings, Inc.	83,200	3,113,707
Tokyo Electric Power Co., Inc.*	194,500	1,305,165
Tokyo Electron Ltd.	19,900	940,599
Tokyo Gas Co., Ltd.	278,000	1,351,371
Tokyo Tatemono Co., Ltd.	24,000	287,454
Tokyu Corp.	150,000	1,102,142
Tokyu Fudosan Holdings Corp.	60,000	400,744
TonenGeneral Sekiyu KK	31,000	301,006
Toppan Printing Co., Ltd.	71,000	572,962
Toray Industries, Inc.	188,000	1,629,344
Toshiba Corp.*	515,000	1,300,540
TOTO Ltd.	16,500	516,462
Toyo Seikan Group Holdings Ltd.	19,100	303,550
Toyo Suisan Kaisha Ltd.	12,500	474,596
Toyoda Gosei Co., Ltd.	4,900	96,752
Toyota Industries Corp.	18,700	891,350

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Toyota Motor Corp.	333,900	$19,638,110
Toyota Tsusho Corp.	27,900	589,318
Trend Micro, Inc.	12,200	432,097
Unicharm Corp.	43,400	770,121
United Urban Investment Corp. (REIT)	363	485,583
USS Co., Ltd.	24,300	406,246
West Japan Railway Co.	19,300	1,208,232
Yahoo! Japan Corp.	167,600	639,889
Yakult Honsha Co., Ltd.	10,400	520,916
Yamada Denki Co., Ltd.	84,900	342,838
Yamaguchi Financial Group, Inc.	25,000	306,993
Yamaha Corp.	19,600	435,051
Yamaha Motor Co., Ltd.	30,700	619,186
Yamato Holdings Co., Ltd.	39,900	765,060
Yamazaki Baking Co., Ltd.	13,000	200,581
Yaskawa Electric Corp.	27,100	276,801
Yokogawa Electric Corp.	26,100	273,542
Yokohama Rubber Co., Ltd.	12,000	212,064

		323,788,543

Luxembourg (0.2%)
ArcelorMittal S.A.	120,050	627,264
Millicom International Cellular S.A. (SDR)	8,728	546,019
RTL Group S.A.	4,177	359,564
SES S.A. (FDR)	37,449	1,181,707
Tenaris S.A.	57,263	689,024

		3,403,578

Macau (0.1%)
MGM China Holdings Ltd.	123,600	143,888
Sands China Ltd.	318,400	968,411
Wynn Macau Ltd.	194,000	222,460

		1,334,759

Mexico (0.0%)
Fresnillo plc	24,850	222,769

Netherlands (3.0%)
Aegon N.V.	211,561	1,218,329
Akzo Nobel N.V.	31,045	2,018,257
Altice N.V., Class A*	30,648	641,258
Altice N.V., Class B*	10,216	227,908
ASML Holding N.V.	42,308	3,709,255
Boskalis Westminster	9,923	434,395
Delta Lloyd N.V.	24,298	204,492
Gemalto N.V.	9,292	603,096
Heineken Holding N.V.	11,891	847,878
Heineken N.V.	28,688	2,321,971
ING Groep N.V. (CVA)	472,181	6,702,937
Koninklijke Ahold N.V.	112,128	2,188,448
Koninklijke DSM N.V.	22,401	1,034,368
Koninklijke KPN N.V.	377,529	1,415,114
Koninklijke Philips N.V.	112,042	2,641,924
Koninklijke Vopak N.V.	7,867	314,534
NN Group N.V.	23,936	686,629
OCI N.V.*	10,016	256,917
QIAGEN N.V.*	24,811	639,946
Randstad Holding N.V.	16,370	976,826
Royal Dutch Shell plc, Class A	475,507	11,213,270
Royal Dutch Shell plc, Class B	297,960	7,067,510
TNT Express N.V.	66,064	503,325
Wolters Kluwer N.V.	40,515	1,249,155

		49,117,742

New Zealand (0.1%)
Auckland International Airport Ltd.	99,436	310,946
Contact Energy Ltd.	103,326	327,718
Fletcher Building Ltd.	89,166	388,610
Meridian Energy Ltd.	162,106	218,439
Mighty River Power Ltd.	104,214	167,659
Ryman Healthcare Ltd.	52,355	245,053
Spark New Zealand Ltd.	200,092	381,393

		2,039,818

Norway (0.5%)
DNB ASA	118,040	1,538,295
Gjensidige Forsikring ASA	21,764	293,441
Norsk Hydro ASA	156,856	523,906
Orkla ASA	113,848	845,704
Statoil ASA	135,967	1,983,342
Telenor ASA	94,581	1,769,251
Yara International ASA	20,971	838,021

		7,791,960

Portugal (0.1%)
Banco Comercial Portugues S.A., Class R*	5,005,506	243,666
EDP - Energias de Portugal S.A.	153,309	561,965
Galp Energia SGPS S.A.	54,234	535,032
Jeronimo Martins SGPS S.A.	34,373	464,208

		1,804,871

Singapore (1.1%)
Ascendas Real Estate Investment Trust (REIT)	257,900	425,412
CapitaLand Commercial Trust (REIT)	249,200	235,334
CapitaLand Ltd.	320,700	605,896
CapitaLand Mall Trust (REIT)	294,100	392,880
City Developments Ltd.	48,100	260,469
ComfortDelGro Corp., Ltd.	257,200	520,698
DBS Group Holdings Ltd.	214,400	2,449,541
Genting Singapore plc	730,041	372,209
Global Logistic Properties Ltd.	381,600	548,884
Golden Agri-Resources Ltd.	838,909	194,976
Hutchison Port Holdings Trust (BATS Exchange)	309,900	170,445
Hutchison Port Holdings Trust (Singapore Stock Exchange)	371,000	204,444
Jardine Cycle & Carriage Ltd.	16,733	319,426
Keppel Corp., Ltd.	203,700	976,606
Oversea-Chinese Banking Corp., Ltd.	347,306	2,150,347
Sembcorp Industries Ltd.	115,800	281,842
Sembcorp Marine Ltd.	107,200	172,674
Singapore Airlines Ltd.	64,800	488,119
Singapore Exchange Ltd.	93,300	461,717
Singapore Press Holdings Ltd.	123,936	334,979
Singapore Technologies Engineering Ltd.	204,600	429,468
Singapore Telecommunications Ltd.	1,014,200	2,572,723
StarHub Ltd.	77,590	188,965
Suntec Real Estate Investment Trust (REIT)	288,300	304,039
United Overseas Bank Ltd.	149,745	1,953,615
UOL Group Ltd.	69,600	294,127
Wilmar International Ltd.	255,000	462,198

		17,772,033

South Africa (0.1%)
Investec plc	67,887	520,379
Mondi plc	43,316	909,089

		1,429,468

Spain (3.0%)
Abertis Infraestructuras S.A.	57,447	908,877
ACS Actividades de Construccion y Servicios S.A.	23,485	675,325
Aena S.A.*§	9,470	1,045,764
Amadeus IT Holding S.A., Class A	56,502	2,415,984
Banco Bilbao Vizcaya Argentaria S.A.	769,833	6,529,498
Banco de Sabadell S.A.	604,102	1,109,656

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Banco Popular Espanol S.A.	207,849	$757,946
Banco Popular Espanol S.A. - Interim Shares*†	1,148	4,186
Banco Santander S.A.	1,747,978	9,307,438
Bankia S.A.	580,042	751,617
Bankinter S.A.	85,699	630,305
CaixaBank S.A.	322,812	1,244,320
CaixaBank S.A. - Interim Shares*†	3,398	13,098
Distribuidora Internacional de Alimentacion S.A.*	77,387	467,738
Enagas S.A.	11,376	326,050
Endesa S.A.	37,463	789,342
Ferrovial S.A.	55,261	1,319,306
Gas Natural SDG S.A.	45,233	882,045
Grifols S.A.	21,389	884,731
Iberdrola S.A.	641,846	4,270,423
Industria de Diseno Textil S.A.	133,542	4,473,608
Mapfre S.A.	137,735	359,865
Red Electrica Corporacion S.A.	6,444	535,290
Repsol S.A.	129,695	1,511,298
Telefonica S.A.	542,657	6,577,190
Zardoya Otis S.A.	27,166	293,975

		48,084,875

Sweden (2.6%)
Alfa Laval AB	33,259	544,666
Assa Abloy AB, Class B	120,851	2,170,699
Atlas Copco AB, Class A	82,937	1,999,445
Atlas Copco AB, Class B	51,670	1,158,447
Boliden AB	32,929	515,514
Electrolux AB	27,868	788,479
Getinge AB, Class B	23,101	515,871
Hennes & Mauritz AB, Class B	115,921	4,238,483
Hexagon AB, Class B	34,499	1,055,823
Husqvarna AB, Class B	56,432	370,370
ICA Gruppen AB	8,410	284,518
Industrivarden AB, Class C	19,988	351,063
Investment AB Kinnevik, Class B	27,623	790,839
Investor AB, Class B	57,381	1,974,928
Lundin Petroleum AB*	24,890	320,938
Nordea Bank AB	371,050	4,143,965
Sandvik AB	124,834	1,064,980
Securitas AB, Class B	35,802	437,817
Skandinaviska Enskilda Banken AB, Class A	192,231	2,054,446
Skanska AB, Class B	43,413	852,567
SKF AB, Class B	46,538	857,404
Svenska Cellulosa AB S.C.A., Class B	72,438	2,029,860
Svenska Handelsbanken AB, Class A	186,398	2,677,817
Swedbank AB, Class A	113,319	2,506,341
Swedish Match AB	22,335	676,157
Tele2 AB, Class B	35,258	343,933
Telefonaktiebolaget LM Ericsson, Class B	374,513	3,689,150
TeliaSonera AB	307,994	1,661,089
Volvo AB, Class B	192,742	1,850,290

		41,925,899

Switzerland (8.9%)
ABB Ltd. (Registered)*	270,875	4,797,079
Actelion Ltd. (Registered)*	12,123	1,542,137
Adecco S.A. (Registered)*	20,167	1,478,742
Aryzta AG*	10,128	429,819
Baloise Holding AG (Registered)	6,416	737,078
Barry Callebaut AG (Registered)*	242	263,646
Chocoladefabriken Lindt & Spruengli AG	118	693,055
Chocoladefabriken Lindt & Sprungli AG (Registered)	13	923,634
Cie Financiere Richemont S.A. (Registered)	64,485	5,023,878
Coca-Cola HBC AG*	22,986	487,398
Credit Suisse Group AG (Registered)*	190,037	4,571,852
Dufry AG (Registered)*	4,774	559,814
EMS-Chemie Holding AG (Registered)	916	377,659
Geberit AG (Registered)	4,896	1,498,998
Givaudan S.A. (Registered)*	1,167	1,901,548
Glencore plc*	1,383,232	1,927,536
Julius Baer Group Ltd.*	26,831	1,220,759
Kuehne + Nagel International AG (Registered)	7,200	926,607
LafargeHolcim Ltd. (Registered)*	53,859	2,829,612
Lonza Group AG (Registered)*	6,289	827,070
Nestle S.A. (Registered)	393,730	29,650,429
Novartis AG (Registered)	277,819	25,591,227
Pargesa Holding S.A.	3,447	202,523
Partners Group Holding AG	1,972	669,999
Roche Holding AG	85,779	22,676,022
Schindler Holding AG	5,826	838,799
Schindler Holding AG (Registered)	2,240	329,095
SGS S.A. (Registered)	718	1,255,333
Sika AG	250	773,476
Sonova Holding AG (Registered)	6,200	799,527
STMicroelectronics N.V.	75,839	516,403
Sulzer AG (Registered)	2,793	273,943
Swatch Group AG	3,778	1,403,086
Swatch Group AG (Registered)	6,751	488,154
Swiss Life Holding AG (Registered)*	4,091	914,610
Swiss Prime Site AG (Registered)*	4,110	300,808
Swiss Reinsurance AG	43,518	3,740,779
Swisscom AG (Registered)	3,143	1,571,200
Syngenta AG (Registered)	11,588	3,721,874
Transocean Ltd.	40,841	528,343
UBS Group AG (Registered)	445,881	8,262,674
Wolseley plc	31,733	1,856,358
Zurich Insurance Group AG*	18,355	4,515,704

		143,898,287

United Kingdom (16.6%)
3i Group plc	115,406	816,290
Aberdeen Asset Management plc	112,337	505,247
Admiral Group plc	23,748	540,661
Aggreko plc	29,219	421,435
Amec Foster Wheeler plc	53,855	585,196
Anglo American plc	170,078	1,422,819
ARM Holdings plc	174,903	2,520,566
Ashtead Group plc	59,163	835,025
Associated British Foods plc	44,073	2,233,669
AstraZeneca plc	154,280	9,791,129
Aviva plc	493,956	3,386,101
Babcock International Group plc	28,256	390,882
BAE Systems plc	399,052	2,709,255
Barclays plc	2,045,327	7,561,683
Barratt Developments plc	116,714	1,141,725
BG Group plc	416,951	6,012,321
BP plc	2,229,324	11,299,725
British American Tobacco plc	227,605	12,578,967
British Land Co. plc (REIT)	123,938	1,575,786
BT Group plc	1,021,566	6,500,541
Bunzl plc	40,622	1,090,372
Burberry Group plc	55,457	1,150,945
Capita plc	81,473	1,479,732
Centrica plc	622,441	2,162,974

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
CNH Industrial N.V.	115,835	$756,141
Cobham plc	150,111	650,050
Compass Group plc	201,135	3,211,140
Croda International plc	15,541	638,313
Diageo plc	307,023	8,262,138
Direct Line Insurance Group plc	182,656	1,038,092
Dixons Carphone plc	111,999	720,755
easyJet plc	18,819	507,179
Fiat Chrysler Automobiles N.V.*	115,490	1,505,331
G4S plc	199,580	697,986
GKN plc	207,265	843,179
GlaxoSmithKline plc	594,146	11,389,615
Hammerson plc (REIT)	89,703	848,072
Hargreaves Lansdown plc	31,764	581,598
HSBC Holdings plc	2,382,780	18,025,236
ICAP plc	62,382	432,468
IMI plc	30,709	441,544
Imperial Tobacco Group plc	117,015	6,056,486
Inmarsat plc	60,967	907,481
InterContinental Hotels Group plc	27,900	964,869
International Consolidated Airlines Group S.A.*	102,709	917,931
Intertek Group plc	18,673	688,323
Intu Properties plc (REIT)	103,804	518,803
ITV plc	487,015	1,817,136
J Sainsbury plc	154,027	609,605
Johnson Matthey plc	25,024	929,539
Kingfisher plc	289,840	1,576,086
Land Securities Group plc (REIT)	97,316	1,857,760
Legal & General Group plc	740,820	2,675,168
Lloyds Banking Group plc	6,971,454	7,947,273
London Stock Exchange Group plc	38,173	1,401,017
Marks & Spencer Group plc	208,957	1,587,877
Meggitt plc	90,167	651,037
Melrose Industries plc	111,450	446,495
Merlin Entertainments plc§	80,001	450,683
National Grid plc	456,802	6,361,774
Next plc	17,417	2,010,163
Old Mutual plc	622,337	1,785,752
Pearson plc	99,408	1,698,990
Persimmon plc*	40,232	1,225,848
Petrofac Ltd.	29,028	338,351
Prudential plc	313,911	6,636,256
Randgold Resources Ltd.	10,571	622,227
Reckitt Benckiser Group plc	78,438	7,119,905
RELX N.V.	125,079	2,042,112
RELX plc	136,117	2,335,854
Rexam plc	96,174	762,393
Rio Tinto Ltd.	53,242	1,829,565
Rio Tinto plc	154,431	5,180,967
Rolls-Royce Holdings plc*	223,345	2,293,397
Royal Bank of Scotland Group plc*	394,990	1,887,478
Royal Mail plc	89,542	622,593
RSA Insurance Group plc	116,696	712,466
SABMiller plc	118,437	6,711,406
Sage Group plc	123,847	937,083
Schroders plc	15,630	665,139
Segro plc (REIT)	99,632	647,950
Severn Trent plc	29,531	977,717
Sky plc	129,695	2,052,310
Smith & Nephew plc	112,323	1,964,252
Smiths Group plc	44,573	679,125
Sports Direct International plc*	29,664	340,318
SSE plc	125,670	2,850,017
St. James’s Place plc	64,181	826,229
Standard Chartered plc	310,847	3,022,024
Standard Life plc	241,495	1,421,206
Subsea 7 S.A.*	28,695	215,872
Tate & Lyle plc	52,521	469,037
Taylor Wimpey plc	387,067	1,148,320
Tesco plc	975,227	2,709,882
Travis Perkins plc	28,276	842,962
Tullow Oil plc*	106,168	272,811
Unilever N.V. (CVA)	198,891	8,004,227
Unilever plc	156,703	6,383,383
United Utilities Group plc	83,863	1,175,630
Vodafone Group plc	3,237,207	10,236,176
Weir Group plc	24,695	438,013
Whitbread plc	23,199	1,640,899
William Hill plc	101,090	537,392
WM Morrison Supermarkets plc	256,208	645,459
WPP plc	161,154	3,356,004

		267,902,386

United States (0.1%)
Carnival plc	21,729	1,121,581

Total Common Stocks (88.9%) (Cost $1,518,029,106)		1,434,198,492

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	8,571,879	8,571,879

Total Short-Term Investment (0.5%) (Cost $8,571,879)		8,571,879

Total Investments (89.4%) (Cost $1,526,600,985)		1,442,770,371
Other Assets Less Liabilities (10.6%)		171,038,631

Net Assets (100%)		$1,613,809,002

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

*	Non-income producing.

†	Securities (totaling $573,929 or 0.0% of net assets) held at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $1,823,484 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$184,940,663	11.5%
Consumer Staples	171,704,229	10.6
Energy	68,066,566	4.2
Financials	370,037,780	22.9
Health Care	169,551,255	10.5
Industrials	179,620,091	11.1
Information Technology	68,490,748	4.3
Investment Company	8,571,879	0.5
Materials	93,727,688	5.8
Telecommunication Services	73,588,260	4.6
Utilities	54,471,212	3.4
Cash and Other	171,038,631	10.6

		100.0%

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,461,444	$3,375,286	$—	$5,816,759	$95,971	$—

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
EURO STOXX 50 Index	2,074	December-15	$73,377,804	$71,633,542	$(1,744,262)
FTSE 100 Index	489	December-15	44,687,477	44,520,935	(166,542)
SPI 200 Index	202	December-15	17,742,152	17,747,786	5,634
TOPIX Index	377	December-15	45,204,981	44,357,562	(847,419)

					$(2,752,589)

At September 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/18/15	HSBC Bank plc	2,896	$2,024,424	$2,054,119	$(29,695)
British Pound vs. U.S. Dollar, expiring 12/18/15	HSBC Bank plc	3,684	5,571,170	5,674,847	(103,677)
European Union Euro vs. U.S. Dollar, expiring 12/18/15	Credit Suisse	8,203	9,178,478	9,304,232	(125,754)
Japanese Yen vs. U.S. Dollar, expiring 12/18/15	Credit Suisse	670,511	5,597,259	5,613,422	(16,163)

					$(275,289)

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 12/18/15	HSBC Bank plc	757	$846,880	$846,957	$(77)

					$(275,366)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$184,940,663	$—	$184,940,663
Consumer Staples	—	171,704,229	—	171,704,229
Energy	—	67,509,921	556,645	68,066,566
Financials	—	370,020,496	17,284	370,037,780
Health Care	—	169,551,255	—	169,551,255
Industrials	272,235	179,347,856	—	179,620,091
Information Technology	—	68,490,748	—	68,490,748
Materials	—	93,727,688	—	93,727,688
Telecommunication Services	—	73,588,260	—	73,588,260
Utilities	—	54,471,212	—	54,471,212
Futures	5,634	—	—	5,634
Short-Term Investments	8,571,879	—	—	8,571,879

Total Assets	$8,849,748	$1,433,352,328	$573,929	$1,442,776,005

Liabilities:
Forward Currency Contracts	$—	$(275,366)	$—	$(275,366)
Futures	(2,758,223)	—	—	(2,758,223)

Total Liabilities	$(2,758,223)	$(275,366)	$—	$(3,033,589)

Total	$6,091,525	$1,433,076,962	$573,929	$1,439,742,416

(a)	A security with a market value of $556,645 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,828,537
Aggregate gross unrealized depreciation	(166,079,305)

Net unrealized depreciation	$(86,250,768)

Federal income tax cost of investments	$1,529,021,139

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.9%)
AGL Energy Ltd.	93,319	$1,049,050
Alumina Ltd.	338,637	268,351
Amcor Ltd.	164,037	1,523,907
AMP Ltd.	407,976	1,598,129
APA Group	156,972	944,906
Aristocrat Leisure Ltd.	73,334	446,978
Asciano Ltd.	142,561	841,676
ASX Ltd.	26,705	712,297
Aurizon Holdings Ltd.	289,033	1,022,439
AusNet Services	241,027	231,535
Australia & New Zealand Banking Group Ltd.	382,382	7,325,263
Bank of Queensland Ltd.	47,991	392,407
Bendigo & Adelaide Bank Ltd.	62,109	433,564
BHP Billiton Ltd.	440,695	6,950,512
BHP Billiton plc	290,550	4,435,577
Boral Ltd.	105,175	389,775
Brambles Ltd.	212,702	1,458,319
Caltex Australia Ltd.	36,925	817,128
CIMIC Group Ltd.	13,767	227,664
Coca-Cola Amatil Ltd.	75,587	478,942
Cochlear Ltd.	7,723	453,216
Commonwealth Bank of Australia	233,926	12,036,267
Computershare Ltd.	62,135	463,320
Crown Resorts Ltd.	48,907	340,784
CSL Ltd.	64,846	4,086,007
Dexus Property Group (REIT)	126,545	636,262
Federation Centres (REIT)	461,299	891,116
Flight Centre Travel Group Ltd.	7,672	194,866
Fortescue Metals Group Ltd.	212,206	272,696
Goodman Group (REIT)	237,264	977,126
GPT Group (REIT)	253,991	807,698
Harvey Norman Holdings Ltd.	77,182	211,893
Healthscope Ltd.	144,590	259,287
Iluka Resources Ltd.	56,656	247,836
Incitec Pivot Ltd.	230,236	632,119
Insurance Australia Group Ltd.	328,421	1,123,451
Lend Lease Group	74,216	655,856
Macquarie Group Ltd.	41,459	2,253,916
Medibank Pvt Ltd.	403,554	686,370
Mirvac Group (REIT)	493,207	597,142
National Australia Bank Ltd.	353,880	7,509,548
Newcrest Mining Ltd.*	105,161	951,789
Orica Ltd.	50,715	537,196
Origin Energy Ltd.†	149,623	660,646
Platinum Asset Management Ltd.	34,114	163,438
Qantas Airways Ltd.*	78,856	206,472
QBE Insurance Group Ltd.	187,775	1,704,754
Ramsay Health Care Ltd.	19,327	795,581
REA Group Ltd.	7,346	229,242
Santos Ltd.	132,799	372,940
Scentre Group (REIT)	726,277	1,993,480
Seek Ltd.	43,745	371,174
Sonic Healthcare Ltd.	50,742	651,422
South32 Ltd.*	724,349	699,996
Stockland Corp., Ltd. (REIT)	317,689	860,482
Suncorp Group Ltd.	174,020	1,499,398
Sydney Airport	146,815	615,581
Tabcorp Holdings Ltd.	112,712	370,630
Tatts Group Ltd.	209,743	555,292
Telstra Corp., Ltd.	581,061	2,293,877
TPG Telecom Ltd.	37,983	290,340
Transurban Group	262,312	1,834,502
Treasury Wine Estates Ltd.	88,465	408,909
Wesfarmers Ltd.	154,855	4,282,772
Westfield Corp. (REIT)	271,777	1,906,606
Westpac Banking Corp.	431,015	9,060,652
Woodside Petroleum Ltd.	103,087	2,107,758
Woolworths Ltd.	173,105	3,026,999
WorleyParsons Ltd.	28,109	117,097

		105,454,220

Austria (0.2%)
Andritz AG	10,564	476,646
Erste Group Bank AG*	37,691	1,095,732
OMV AG	21,883	531,951
Raiffeisen Bank International AG*	12,593	164,992
voestalpine AG	16,810	578,390

		2,847,711

Belgium (1.2%)
Ageas	27,908	1,145,599
Anheuser-Busch InBev S.A./N.V.	110,807	11,769,267
Colruyt S.A.*	10,424	501,753
Delhaize Group S.A.	14,354	1,272,483
Groupe Bruxelles Lambert S.A.	11,863	896,031
KBC Groep N.V.	34,540	2,178,074
Proximus S.A.	21,185	730,104
Solvay S.A.	7,769	794,064
Telenet Group Holding N.V.*	7,242	415,255
UCB S.A.	17,373	1,359,742
Umicore S.A.	13,169	507,463

		21,569,835

Bermuda (0.0%)
Seadrill Ltd.*	55,622	325,033

Chile (0.0%)
Antofagasta plc	54,226	411,197

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	270,499	216,310

Denmark (1.6%)
A. P. Moller - Maersk A/S, Class A	533	803,298
A. P. Moller - Maersk A/S, Class B	950	1,465,735
Carlsberg A/S, Class B	14,908	1,147,288
Coloplast A/S, Class B	15,138	1,073,958
Danske Bank A/S	97,231	2,940,933
DSV A/S	23,935	895,777
ISS A/S	20,409	678,863
Novo Nordisk A/S, Class B	267,603	14,403,538
Novozymes A/S, Class B	32,736	1,429,583
Pandora A/S	14,659	1,715,055
TDC A/S	107,229	553,330
Tryg A/S	15,565	302,928
Vestas Wind Systems A/S	31,176	1,624,783
William Demant Holding A/S*	3,245	270,161

		29,305,230

Finland (0.8%)
Elisa Oyj	19,388	656,291
Fortum Oyj	62,399	924,830
Kone Oyj, Class B	47,397	1,805,953
Metso Oyj	15,311	318,880
Neste Oyj	15,398	354,838
Nokia Oyj	499,673	3,423,276
Nokian Renkaat Oyj	16,070	520,942
Orion Oyj, Class B	15,323	580,035
Sampo Oyj, Class A	60,878	2,952,481
Stora Enso Oyj, Class R	72,709	550,795
UPM-Kymmene Oyj	74,617	1,121,059
Wartsila Oyj Abp	20,261	805,210

		14,014,590

France (9.0%)
Accor S.A.	29,373	1,375,031
Aeroports de Paris S.A.	3,857	437,723

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Air Liquide S.A.	47,329	$5,608,421
Airbus Group SE	81,371	4,833,113
Alcatel-Lucent*	390,895	1,439,130
Alstom S.A.*	29,485	911,486
Arkema S.A.	9,062	588,051
Atos SE	11,904	914,219
AXA S.A.‡	268,951	6,529,367
BNP Paribas S.A.	146,540	8,629,118
Bollore S.A.	118,306	576,816
Bouygues S.A.	27,950	994,695
Bureau Veritas S.A.	35,398	746,799
Cap Gemini S.A.	21,674	1,931,281
Carrefour S.A.	76,075	2,254,522
Casino Guichard Perrachon S.A.	7,593	404,365
Christian Dior SE	7,386	1,382,789
Cie de Saint-Gobain	65,966	2,865,542
Cie Generale des Etablissements Michelin	25,499	2,326,833
CNP Assurances S.A.	21,301	295,839
Credit Agricole S.A.	144,478	1,657,741
Danone S.A.	79,600	5,034,222
Dassault Systemes S.A.	17,545	1,295,395
Edenred	27,789	454,550
Electricite de France S.A.	33,560	592,788
Engie	202,797	3,283,971
Essilor International S.A.	28,370	3,465,332
Eurazeo S.A.	5,863	390,133
Eutelsat Communications S.A.	22,821	700,313
Fonciere des Regions (REIT)	4,018	349,938
Gecina S.A. (REIT)	4,625	563,581
Groupe Eurotunnel SE (Registered)	64,456	877,906
Hermes International	3,575	1,301,564
ICADE (REIT)	4,407	299,059
Iliad S.A.	3,621	733,104
Imerys S.A.	4,450	286,042
Ingenico Group	6,989	844,210
J.C. Decaux S.A.	10,198	369,666
Kering	10,314	1,688,163
Klepierre S.A. (REIT)	24,265	1,100,667
Lagardere S.C.A.	16,323	452,466
Legrand S.A.	36,434	1,937,050
L’Oreal S.A.	34,681	6,030,574
LVMH Moet Hennessy Louis Vuitton SE	38,401	6,552,827
Natixis S.A.	128,204	708,353
Numericable- SFR*	13,564	628,238
Orange S.A.	268,563	4,061,508
Pernod-Ricard S.A.	29,185	2,946,979
Peugeot S.A.*	60,454	913,298
Publicis Groupe S.A.	26,216	1,791,083
Remy Cointreau S.A.	3,264	214,477
Renault S.A.	26,565	1,908,332
Rexel S.A.	39,548	486,325
Safran S.A.	40,199	3,033,133
Sanofi S.A.	160,987	15,336,535
Schneider Electric SE	76,317	4,279,776
SCOR SE	21,812	783,433
Societe BIC S.A.	3,847	598,009
Societe Generale S.A.	100,811	4,509,484
Sodexo S.A.	12,634	1,047,928
Suez Environnement Co. S.A.	44,171	794,491
Technip S.A.	13,586	641,888
Thales S.A.	14,974	1,043,218
Total S.A.	294,402	13,273,143
Unibail-Rodamco SE (REIT)	13,622	3,532,509
Valeo S.A.	11,142	1,508,857
Veolia Environnement S.A.	61,898	1,418,476
Vinci S.A.	65,229	4,147,746
Vivendi S.A.	158,428	3,750,776
Wendel S.A.	4,182	489,572
Zodiac Aerospace	27,700	634,047

		159,788,016

Germany (8.0%)
adidas AG	28,895	2,325,783
Allianz SE (Registered)	62,804	9,843,611
Axel Springer SE	5,841	325,652
BASF SE	126,575	9,658,233
Bayer AG (Registered)	113,965	14,565,672
Bayerische Motoren Werke (BMW) AG	46,034	4,073,205
Bayerische Motoren Werke (BMW) AG (Preference)(q)	6,975	478,918
Beiersdorf AG	13,734	1,215,225
Brenntag AG	21,040	1,132,285
Commerzbank AG*	144,503	1,521,056
Continental AG	15,261	3,241,736
Daimler AG (Registered)	132,715	9,620,383
Deutsche Bank AG (Registered)	190,784	5,128,977
Deutsche Boerse AG	27,162	2,338,235
Deutsche Lufthansa AG (Registered)*	31,786	441,224
Deutsche Post AG (Registered)	133,559	3,696,456
Deutsche Telekom AG (Registered)	438,808	7,789,740
Deutsche Wohnen AG	46,380	1,239,500
E.ON SE	272,975	2,341,825
Evonik Industries AG	17,550	586,593
Fraport AG Frankfurt Airport Services Worldwide	5,344	329,564
Fresenius Medical Care AG & Co. KGaA	30,150	2,351,002
Fresenius SE & Co. KGaA	52,374	3,512,785
Fuchs Petrolub SE (Preference)(q)	9,215	406,694
GEA Group AG	24,958	948,540
Hannover Rueck SE	7,998	817,702
HeidelbergCement AG	19,628	1,344,003
Henkel AG & Co. KGaA	13,180	1,163,746
Henkel AG & Co. KGaA (Preference)(q)	25,232	2,592,485
Hugo Boss AG	8,948	1,003,446
Infineon Technologies AG	155,701	1,749,783
K+S AG (Registered)	26,820	896,415
Kabel Deutschland Holding AG*	2,801	364,496
Lanxess AG	12,704	593,529
Linde AG	25,480	4,127,368
MAN SE	4,853	493,575
Merck KGaA	18,071	1,599,838
Metro AG	23,249	641,364
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	23,372	4,354,099
OSRAM Licht AG	12,330	637,063
Porsche Automobil Holding SE (Preference)(q)	20,982	893,053
ProSiebenSat.1 Media SE	30,779	1,507,242
RWE AG	68,224	773,014
SAP SE	135,270	8,751,484
Siemens AG (Registered)	108,906	9,730,018
Symrise AG	16,866	1,013,124
Telefonica Deutschland Holding AG	79,339	484,211
ThyssenKrupp AG	51,089	894,609
TUI AG	69,325	1,280,716
United Internet AG (Registered)	16,908	855,323
Volkswagen AG	4,890	574,339
Volkswagen AG (Preference)(q)	21,780	2,381,808

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Vonovia SE	62,907	$2,022,035

		142,652,782

Hong Kong (2.7%)
AIA Group Ltd.	1,648,200	8,581,426
ASM Pacific Technology Ltd.	33,477	221,057
Bank of East Asia Ltd.	176,821	596,537
BOC Hong Kong Holdings Ltd.	508,023	1,502,799
Cathay Pacific Airways Ltd.	153,768	289,698
Cheung Kong Infrastructure Holdings Ltd.	97,013	870,191
Cheung Kong Property Holdings Ltd.	370,780	2,717,390
CK Hutchison Holdings Ltd.	371,580	4,839,017
CLP Holdings Ltd.	272,328	2,322,463
First Pacific Co., Ltd.	159,800	97,907
Galaxy Entertainment Group Ltd.	297,500	764,015
Hang Lung Properties Ltd.	315,711	710,457
Hang Seng Bank Ltd.	105,379	1,902,062
Henderson Land Development Co., Ltd.	164,500	984,544
HKT Trust & HKT Ltd.	365,211	435,181
Hong Kong & China Gas Co., Ltd.	1,002,317	1,881,678
Hong Kong Exchanges and Clearing Ltd.	152,822	3,516,402
Hysan Development Co., Ltd.	89,907	375,422
Kerry Properties Ltd.	93,224	256,225
Li & Fung Ltd.	803,150	617,049
Link REIT (REIT)	314,619	1,734,237
MTR Corp., Ltd.	194,716	848,768
New World Development Co., Ltd.	713,286	694,098
Noble Group Ltd.	647,830	189,506
NWS Holdings Ltd.	198,968	263,014
PCCW Ltd.	590,065	303,717
Power Assets Holdings Ltd.	194,214	1,841,808
Shangri-La Asia Ltd.	174,635	150,999
Sino Land Co., Ltd.	423,007	645,574
SJM Holdings Ltd.	283,300	201,673
Sun Hung Kai Properties Ltd.	232,208	3,026,617
Swire Pacific Ltd., Class A	79,312	889,895
Swire Properties Ltd.	162,200	450,281
Techtronic Industries Co., Ltd.	190,600	709,892
WH Group Ltd.*§	827,800	412,371
Wharf Holdings Ltd.	182,513	1,031,268
Wheelock & Co., Ltd.	127,674	555,500
Yue Yuen Industrial Holdings Ltd.	100,637	374,294

		47,805,032

Ireland (0.8%)
Bank of Ireland (Irish Stock Exchange)*	3,750,910	1,460,225
Bank of Ireland (London Stock Exchange)*	41,229	16,023
CRH plc	113,455	3,001,288
Experian plc	135,308	2,171,570
James Hardie Industries plc (CDI)	61,153	738,080
Kerry Group plc (London Stock Exchange), Class A	68	5,084
Kerry Group plc (Turquoise Stock Exchange), Class A	21,755	1,635,910
Ryanair Holdings plc (ADR)	1,950	152,685
Shire plc	81,330	5,551,101

		14,731,966

Israel (0.6%)
Azrieli Group	6,204	248,103
Bank Hapoalim B.M.	136,480	687,026
Bank Leumi Le-Israel B.M.*	193,296	721,993
Bezeq Israeli Telecommunication Corp., Ltd.	259,019	495,473
Delek Group Ltd.	702	153,598
Israel Chemicals Ltd.	66,412	342,401
Israel Corp., Ltd.	497	119,387
Mizrahi Tefahot Bank Ltd.	19,666	232,554
NICE-Systems Ltd.	7,910	443,267
Teva Pharmaceutical Industries Ltd.	119,168	6,738,084

		10,181,886

Italy (2.1%)
Assicurazioni Generali S.p.A.	160,529	2,944,346
Atlantia S.p.A.	56,912	1,593,442
Banca Monte dei Paschi di Siena S.p.A.*	303,302	541,913
Banco Popolare SC*	36,797	544,314
Enel Green Power S.p.A.	238,877	452,547
Enel S.p.A.	982,889	4,394,894
Eni S.p.A.	349,891	5,505,309
EXOR S.p.A.	13,592	593,864
Finmeccanica S.p.A.*	41,279	518,109
Intesa Sanpaolo S.p.A. (Italian Stock Exchange)	127,044	409,276
Intesa Sanpaolo S.p.A. (London Stock Exchange)	1,741,693	6,150,791
Luxottica Group S.p.A.	23,253	1,616,414
Mediobanca S.p.A.	76,943	756,936
Pirelli & C. S.p.A.	36,138	604,762
Prysmian S.p.A.	26,938	557,252
Saipem S.p.A.*	43,224	347,076
Snam S.p.A.	287,984	1,482,028
Telecom Italia S.p.A.*	1,387,377	1,705,797
Telecom Italia S.p.A. (RNC)	840,607	862,668
Terna Rete Elettrica Nazionale S.p.A.	220,302	1,072,507
UniCredit S.p.A.	655,834	4,087,339
Unione di Banche Italiane S.c.p.A.	123,526	876,448
UnipolSai S.p.A.	170,265	371,355

		37,989,387

Japan (20.4%)
ABC-Mart, Inc.	3,599	201,102
Acom Co., Ltd.*	59,852	306,721
Aeon Co., Ltd.	91,024	1,417,000
AEON Financial Service Co., Ltd.	15,062	298,241
Aeon Mall Co., Ltd.	18,991	292,395
Air Water, Inc.	20,363	307,095
Aisin Seiki Co., Ltd.	26,038	875,761
Ajinomoto Co., Inc.	77,771	1,642,436
Alfresa Holdings Corp.	22,936	392,669
Alps Electric Co., Ltd.	19,800	561,823
Amada Holdings Co., Ltd.	47,442	362,090
ANA Holdings, Inc.	162,068	455,746
Aozora Bank Ltd.	164,345	571,381
Asahi Glass Co., Ltd.	129,843	762,116
Asahi Group Holdings Ltd.	53,142	1,729,429
Asahi Kasei Corp.	171,506	1,210,714
Asics Corp.	21,742	520,260
Astellas Pharma, Inc.	293,892	3,815,330
Bandai Namco Holdings, Inc.	23,981	558,540
Bank of Kyoto Ltd.	49,099	501,225
Bank of Yokohama Ltd.	160,300	976,621
Benesse Holdings, Inc.	9,526	255,359
Bridgestone Corp.	89,094	3,097,440
Brother Industries Ltd.	31,485	380,672
Calbee, Inc.	10,389	337,684
Canon, Inc.	145,981	4,229,226
Casio Computer Co., Ltd.	27,973	510,324
Central Japan Railway Co.	19,876	3,214,454
Chiba Bank Ltd.	100,328	714,056
Chubu Electric Power Co., Inc.	89,839	1,328,458
Chugai Pharmaceutical Co., Ltd.	30,725	945,657
Chugoku Bank Ltd.	23,249	346,245

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Chugoku Electric Power Co., Inc.	41,138	$568,082
Citizen Holdings Co., Ltd.	35,539	245,838
COLOPL, Inc.	8,134	131,158
Credit Saison Co., Ltd.	21,184	385,541
Dai Nippon Printing Co., Ltd.	72,328	703,324
Daicel Corp.	39,470	485,527
Daihatsu Motor Co., Ltd.	24,231	281,253
Dai-ichi Life Insurance Co., Ltd.	149,068	2,383,943
Daiichi Sankyo Co., Ltd.	87,847	1,533,939
Daikin Industries Ltd.	32,485	1,826,488
Daito Trust Construction Co., Ltd.	9,820	998,902
Daiwa House Industry Co., Ltd.	82,139	2,038,802
Daiwa Securities Group, Inc.	231,381	1,499,539
Denso Corp.	66,508	2,819,585
Dentsu, Inc.	30,196	1,548,041
Don Quijote Holdings Co., Ltd.	16,400	620,544
East Japan Railway Co.	46,105	3,901,594
Eisai Co., Ltd.	34,789	2,063,473
Electric Power Development Co., Ltd.	20,497	628,754
FamilyMart Co., Ltd.	7,896	361,376
FANUC Corp.	28,136	4,337,705
Fast Retailing Co., Ltd.	7,286	2,958,407
Fuji Electric Co., Ltd.	75,787	275,891
Fuji Heavy Industries Ltd.	80,742	2,921,787
Fujifilm Holdings Corp.	63,788	2,393,377
Fujitsu Ltd.	255,258	1,113,154
Fukuoka Financial Group, Inc.	109,017	520,247
GungHo Online Entertainment, Inc.	59,057	175,197
Gunma Bank Ltd.	53,677	343,266
Hachijuni Bank Ltd.	57,684	407,972
Hakuhodo DY Holdings, Inc.	31,550	300,864
Hamamatsu Photonics KK	19,400	439,064
Hankyu Hanshin Holdings, Inc.	162,208	991,312
Hikari Tsushin, Inc.	2,700	189,082
Hino Motors Ltd.	35,104	358,578
Hirose Electric Co., Ltd.	3,976	434,202
Hiroshima Bank Ltd.	70,190	406,763
Hisamitsu Pharmaceutical Co., Inc.	7,533	251,740
Hitachi Chemical Co., Ltd.	14,712	203,413
Hitachi Construction Machinery Co., Ltd.	14,787	198,252
Hitachi High-Technologies Corp.	9,282	201,599
Hitachi Ltd.	663,694	3,354,380
Hitachi Metals Ltd.	28,878	336,615
Hokuhoku Financial Group, Inc.	178,000	409,698
Hokuriku Electric Power Co.	23,762	320,303
Honda Motor Co., Ltd.	223,414	6,661,914
Hoya Corp.	58,631	1,926,595
Hulic Co., Ltd.	41,178	373,268
Ibiden Co., Ltd.	16,466	216,680
Idemitsu Kosan Co., Ltd.	11,648	178,665
IHI Corp.	191,734	493,671
Iida Group Holdings Co., Ltd.	20,152	315,639
INPEX Corp.	128,233	1,145,653
Isetan Mitsukoshi Holdings Ltd.	49,532	746,845
Isuzu Motors Ltd.	80,769	813,881
ITOCHU Corp.	216,262	2,293,847
Itochu Techno-Solutions Corp.	7,250	154,933
Iyo Bank Ltd.	34,436	397,036
J. Front Retailing Co., Ltd.	33,096	540,127
Japan Airlines Co., Ltd.	16,737	590,855
Japan Airport Terminal Co., Ltd.	6,100	263,566
Japan Exchange Group, Inc.	76,634	1,124,260
Japan Prime Realty Investment Corp. (REIT)	123	399,308
Japan Real Estate Investment Corp. (REIT)	169	779,657
Japan Retail Fund Investment Corp. (REIT)	319	618,218
Japan Tobacco, Inc.	151,369	4,708,760
JFE Holdings, Inc.	67,452	886,942
JGC Corp.	27,924	371,343
Joyo Bank Ltd.	88,480	467,515
JSR Corp.	25,282	365,249
JTEKT Corp.	28,118	394,555
JX Holdings, Inc.	300,842	1,089,102
Kajima Corp.	115,261	613,633
Kakaku.com, Inc.	20,274	329,624
Kamigumi Co., Ltd.	29,829	244,834
Kaneka Corp.	38,343	283,452
Kansai Electric Power Co., Inc.*	97,809	1,094,888
Kansai Paint Co., Ltd.	31,436	429,823
Kao Corp.	69,400	3,153,071
Kawasaki Heavy Industries Ltd.	196,445	680,076
KDDI Corp.	240,554	5,387,046
Keihan Electric Railway Co., Ltd.	66,000	441,508
Keikyu Corp.	69,414	553,742
Keio Corp.	75,997	541,176
Keisei Electric Railway Co., Ltd.	37,784	415,769
Keyence Corp.	6,286	2,814,479
Kikkoman Corp.	20,778	573,412
Kintetsu Group Holdings Co., Ltd.	242,136	872,525
Kirin Holdings Co., Ltd.	112,682	1,484,298
Kobe Steel Ltd.	420,718	457,994
Koito Manufacturing Co., Ltd.	14,384	471,767
Komatsu Ltd.	127,916	1,882,653
Konami Corp.	13,112	284,698
Konica Minolta, Inc.	63,264	667,825
Kose Corp.	3,209	293,942
Kubota Corp.	154,856	2,132,543
Kuraray Co., Ltd.	46,184	576,835
Kurita Water Industries Ltd.	14,386	305,966
Kyocera Corp.	44,588	2,046,033
Kyowa Hakko Kirin Co., Ltd.	31,030	463,386
Kyushu Electric Power Co., Inc.*	59,312	646,932
Lawson, Inc.	8,525	630,423
LIXIL Group Corp.	36,477	741,872
M3, Inc.	26,875	536,144
Mabuchi Motor Co., Ltd.	6,922	302,445
Makita Corp.	16,351	872,164
Marubeni Corp.	231,803	1,138,015
Marui Group Co., Ltd.	32,514	393,306
Maruichi Steel Tube Ltd.	6,738	152,775
Mazda Motor Corp.	74,188	1,177,793
McDonald’s Holdings Co. Japan Ltd.	9,560	214,662
Medipal Holdings Corp.	17,278	275,221
MEIJI Holdings Co., Ltd.	16,990	1,250,171
Minebea Co., Ltd.	43,670	464,948
Miraca Holdings, Inc.	7,300	310,491
Mitsubishi Chemical Holdings Corp.	185,944	975,318
Mitsubishi Corp.	189,529	3,116,109
Mitsubishi Electric Corp.	264,355	2,427,232
Mitsubishi Estate Co., Ltd.	172,576	3,537,006
Mitsubishi Gas Chemical Co., Inc.	51,717	239,231
Mitsubishi Heavy Industries Ltd.	415,649	1,862,743
Mitsubishi Logistics Corp.	17,092	197,912
Mitsubishi Materials Corp.	148,181	452,027
Mitsubishi Motors Corp.	84,743	649,354
Mitsubishi Tanabe Pharma Corp.	29,757	523,780
Mitsubishi UFJ Financial Group, Inc.	1,733,166	10,475,007
Mitsubishi UFJ Lease & Finance Co., Ltd.	68,563	302,818
Mitsui & Co., Ltd.	233,036	2,624,407
Mitsui Chemicals, Inc.	116,712	375,201

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui Fudosan Co., Ltd.	130,378	$3,585,486
Mitsui O.S.K. Lines Ltd.	156,334	375,898
Mixi, Inc.	5,735	197,265
Mizuho Financial Group, Inc.	3,238,114	6,082,337
MS&AD Insurance Group Holdings, Inc.	69,852	1,878,860
Murata Manufacturing Co., Ltd.	27,983	3,634,100
Nabtesco Corp.	16,577	303,038
Nagoya Railroad Co., Ltd.	115,715	455,609
NEC Corp.	358,001	1,103,490
Nexon Co., Ltd.	19,267	258,058
NGK Insulators Ltd.	36,289	696,496
NGK Spark Plug Co., Ltd.	24,297	557,930
NH Foods Ltd.	24,121	493,671
NHK Spring Co., Ltd.	21,170	205,780
Nidec Corp.	30,246	2,083,847
Nikon Corp.	46,141	558,486
Nintendo Co., Ltd.	14,659	2,476,517
Nippon Building Fund, Inc. (REIT)	188	911,997
Nippon Electric Glass Co., Ltd.	52,978	256,672
Nippon Express Co., Ltd.	116,461	557,495
Nippon Paint Holdings Co., Ltd.	20,361	356,487
Nippon Prologis REIT, Inc. (REIT)	185	335,704
Nippon Steel & Sumitomo Metal Corp.	103,574	1,892,092
Nippon Telegraph & Telephone Corp.	102,976	3,616,488
Nippon Yusen KK	220,823	512,418
Nissan Motor Co., Ltd.	340,232	3,134,036
Nisshin Seifun Group, Inc.	28,587	416,340
Nissin Foods Holdings Co., Ltd.	8,494	391,683
Nitori Holdings Co., Ltd.	10,250	807,152
Nitto Denko Corp.	22,849	1,372,338
NOK Corp.	13,336	288,725
Nomura Holdings, Inc.	506,968	2,941,540
Nomura Real Estate Holdings, Inc.	17,225	347,306
Nomura Research Institute Ltd.	16,512	636,131
NSK Ltd.	65,138	632,411
NTT Data Corp.	17,556	886,459
NTT DOCOMO, Inc.	190,605	3,195,624
NTT Urban Development Corp.	16,514	152,451
Obayashi Corp.	87,334	746,146
Odakyu Electric Railway Co., Ltd.	83,950	757,146
Oji Holdings Corp.	107,744	462,719
Olympus Corp.	36,296	1,130,284
Omron Corp.	26,838	811,195
Ono Pharmaceutical Co., Ltd.	11,284	1,342,163
Oracle Corp. Japan	5,360	226,906
Oriental Land Co., Ltd.	27,851	1,564,119
ORIX Corp.	183,614	2,375,099
Osaka Gas Co., Ltd.	258,484	983,757
Otsuka Corp.	7,019	342,689
Otsuka Holdings Co., Ltd.	53,246	1,711,354
Panasonic Corp.	303,554	3,081,700
Park24 Co., Ltd.	13,400	252,114
Rakuten, Inc.	128,030	1,641,957
Recruit Holdings Co., Ltd.	19,628	590,425
Resona Holdings, Inc.	307,268	1,569,900
Ricoh Co., Ltd.	95,783	968,594
Rinnai Corp.	4,849	370,681
Rohm Co., Ltd.	13,186	589,550
Ryohin Keikaku Co., Ltd.	2,952	604,384
Sankyo Co., Ltd.	7,002	249,550
Sanrio Co., Ltd.	7,100	194,283
Santen Pharmaceutical Co., Ltd.	50,645	682,551
SBI Holdings, Inc.	31,215	353,044
Secom Co., Ltd.	29,134	1,755,610
Sega Sammy Holdings, Inc.	24,925	244,053
Seibu Holdings, Inc.	16,850	342,182
Seiko Epson Corp.	38,000	537,926
Sekisui Chemical Co., Ltd.	56,040	590,272
Sekisui House Ltd.	82,013	1,288,593
Seven & i Holdings Co., Ltd.	103,490	4,741,663
Seven Bank Ltd.	87,261	379,547
Sharp Corp.*	199,773	229,845
Shikoku Electric Power Co., Inc.	25,057	409,930
Shimadzu Corp.	34,099	492,766
Shimamura Co., Ltd.	2,903	313,276
Shimano, Inc.	10,903	1,536,613
Shimizu Corp.	81,090	697,999
Shin-Etsu Chemical Co., Ltd.	56,425	2,900,187
Shinsei Bank Ltd.	256,219	529,248
Shionogi & Co., Ltd.	41,473	1,490,763
Shiseido Co., Ltd.	49,771	1,090,814
Shizuoka Bank Ltd.	74,461	746,218
Showa Shell Sekiyu KK	24,425	193,506
SMC Corp.	7,347	1,613,649
SoftBank Group Corp.	132,178	6,081,564
Sompo Japan Nipponkoa Holdings, Inc.	46,028	1,342,072
Sony Corp.	169,942	4,155,326
Sony Financial Holdings, Inc.	23,370	384,856
Stanley Electric Co., Ltd.	19,116	382,928
Sumitomo Chemical Co., Ltd.	206,991	1,051,408
Sumitomo Corp.	153,079	1,477,759
Sumitomo Dainippon Pharma Co., Ltd.	21,512	215,417
Sumitomo Electric Industries Ltd.	102,629	1,318,533
Sumitomo Heavy Industries Ltd.	75,182	298,235
Sumitomo Metal Mining Co., Ltd.	66,641	758,829
Sumitomo Mitsui Financial Group, Inc.	176,328	6,712,365
Sumitomo Mitsui Trust Holdings, Inc.	463,971	1,711,369
Sumitomo Realty & Development Co., Ltd.	48,648	1,553,940
Sumitomo Rubber Industries Ltd.	22,764	316,645
Suntory Beverage & Food Ltd.	18,998	731,107
Suruga Bank Ltd.	26,166	487,607
Suzuken Co., Ltd.	9,992	333,904
Suzuki Motor Corp.	50,371	1,556,384
Sysmex Corp.	20,120	1,063,919
T&D Holdings, Inc.	80,173	949,590
Taiheiyo Cement Corp.	156,704	471,482
Taisei Corp.	141,066	922,810
Taisho Pharmaceutical Holdings Co., Ltd.	4,232	243,680
Taiyo Nippon Sanso Corp.	22,652	215,786
Takashimaya Co., Ltd.	38,045	308,689
Takeda Pharmaceutical Co., Ltd.	108,412	4,778,478
TDK Corp.	17,100	972,655
Teijin Ltd.	132,750	404,144
Terumo Corp.	41,892	1,187,805
THK Co., Ltd.	16,592	264,006
Tobu Railway Co., Ltd.	132,957	572,039
Toho Co., Ltd.	15,554	355,723
Toho Gas Co., Ltd.	56,306	333,233
Tohoku Electric Power Co., Inc.	62,841	855,536
Tokio Marine Holdings, Inc.	95,154	3,561,078
Tokyo Electric Power Co., Inc.*	201,595	1,352,775
Tokyo Electron Ltd.	23,660	1,118,320
Tokyo Gas Co., Ltd.	324,438	1,577,109
Tokyo Tatemono Co., Ltd.	28,218	337,974
Tokyu Corp.	152,110	1,117,646
Tokyu Fudosan Holdings Corp.	70,520	471,008
TonenGeneral Sekiyu KK	41,075	398,832

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Toppan Printing Co., Ltd.	69,088	$557,533
Toray Industries, Inc.	201,206	1,743,797
Toshiba Corp.*	551,235	1,392,045
TOTO Ltd.	19,624	614,229
Toyo Seikan Group Holdings Ltd.	22,596	359,111
Toyo Suisan Kaisha Ltd.	11,584	439,818
Toyoda Gosei Co., Ltd.	7,158	141,337
Toyota Industries Corp.	22,283	1,062,136
Toyota Motor Corp.	375,298	22,072,906
Toyota Tsusho Corp.	28,686	605,921
Trend Micro, Inc.	14,418	510,653
Unicharm Corp.	51,325	910,748
United Urban Investment Corp. (REIT)	382	510,999
USS Co., Ltd.	29,350	490,672
West Japan Railway Co.	22,796	1,427,091
Yahoo! Japan Corp.	196,357	749,682
Yakult Honsha Co., Ltd.	12,310	616,585
Yamada Denki Co., Ltd.	92,630	374,053
Yamaguchi Financial Group, Inc.	29,202	358,593
Yamaha Corp.	23,221	515,425
Yamaha Motor Co., Ltd.	36,268	731,487
Yamato Holdings Co., Ltd.	47,564	912,013
Yamazaki Baking Co., Ltd.	14,981	231,146
Yaskawa Electric Corp.	31,830	325,114
Yokogawa Electric Corp.	31,097	325,914
Yokohama Rubber Co., Ltd.	13,137	232,157

		363,898,547

Luxembourg (0.2%)
ArcelorMittal S.A.	140,263	732,877
Millicom International Cellular S.A. (SDR)	9,602	600,695
RTL Group S.A.	5,061	435,661
SES S.A. (FDR)	44,298	1,397,828
Tenaris S.A.	63,665	766,057

		3,933,118

Macau (0.1%)
MGM China Holdings Ltd.	136,900	159,371
Sands China Ltd.	338,396	1,029,229
Wynn Macau Ltd.	220,900	253,306

		1,441,906

Mexico (0.0%)
Fresnillo plc	29,527	264,697

Netherlands (3.1%)
Aegon N.V.	249,582	1,437,282
Akzo Nobel N.V.	34,040	2,212,964
Altice N.V., Class A*	36,087	755,060
Altice N.V., Class B*	12,090	269,714
ASML Holding N.V.	48,187	4,224,683
Boskalis Westminster	11,853	518,883
Delta Lloyd N.V.	29,066	244,620
Gemalto N.V.	11,005	714,278
Heineken Holding N.V.	13,350	951,910
Heineken N.V.	31,754	2,570,129
ING Groep N.V. (CVA)	531,035	7,538,410
Koninklijke Ahold N.V.	123,700	2,414,304
Koninklijke DSM N.V.	26,123	1,206,232
Koninklijke KPN N.V.	444,412	1,665,816
Koninklijke Philips N.V.	128,938	3,040,328
Koninklijke Vopak N.V.	9,436	377,265
NN Group N.V.	26,626	763,794
OCI N.V.*	11,738	301,088
QIAGEN N.V.*	29,788	768,317
Randstad Holding N.V.	16,901	1,008,512
Royal Dutch Shell plc, Class A	535,660	12,631,781
Royal Dutch Shell plc, Class B	337,915	8,015,229
TNT Express N.V.	67,416	513,626
Wolters Kluwer N.V.	42,026	1,295,742

		55,439,967

New Zealand (0.1%)
Auckland International Airport Ltd.	138,385	432,744
Contact Energy Ltd.	102,420	324,844
Fletcher Building Ltd.	89,160	388,583
Meridian Energy Ltd.	183,722	247,567
Mighty River Power Ltd.	98,081	157,792
Ryman Healthcare Ltd.	60,912	285,105
Spark New Zealand Ltd.	239,095	455,737

		2,292,372

Norway (0.5%)
DNB ASA	134,128	1,747,954
Gjensidige Forsikring ASA	26,358	355,381
Norsk Hydro ASA	184,892	617,548
Orkla ASA	118,454	879,919
Statoil ASA	153,107	2,233,362
Telenor ASA	103,184	1,930,180
Yara International ASA	24,795	990,832

		8,755,176

Portugal (0.1%)
Banco Comercial Portugues S.A., Class R*	5,643,868	274,741
Banco Espirito Santo S.A. (Registered)(b)*†	106,365	1
EDP - Energias de Portugal S.A.	230,086	843,398
Galp Energia SGPS S.A.	60,025	592,161
Jeronimo Martins SGPS S.A.	38,618	521,537

		2,231,838

Singapore (1.1%)
Ascendas Real Estate Investment Trust (REIT)	296,256	488,681
CapitaLand Commercial Trust (REIT)	284,200	268,386
CapitaLand Ltd.	344,907	651,630
CapitaLand Mall Trust (REIT)	341,882	456,711
City Developments Ltd.	56,669	306,871
ComfortDelGro Corp., Ltd.	300,350	608,055
DBS Group Holdings Ltd.	239,070	2,731,398
Genting Singapore plc	843,272	429,940
Global Logistic Properties Ltd.	443,100	637,344
Golden Agri-Resources Ltd.	948,795	220,515
Hutchison Port Holdings Trust (BATS Exchange)	244,200	134,310
Hutchison Port Holdings Trust (Singapore Stock Exchange)	547,500	301,706
Jardine Cycle & Carriage Ltd.	15,960	304,670
Keppel Corp., Ltd.	201,825	967,617
Oversea-Chinese Banking Corp., Ltd.	411,025	2,544,864
Sembcorp Industries Ltd.	135,109	328,837
Sembcorp Marine Ltd.	117,768	189,697
Singapore Airlines Ltd.	75,048	565,315
Singapore Exchange Ltd.	109,362	541,203
Singapore Press Holdings Ltd.	183,697	496,503
Singapore Technologies Engineering Ltd.	230,979	484,839
Singapore Telecommunications Ltd.	1,100,945	2,792,769
StarHub Ltd.	101,752	247,810
Suntec Real Estate Investment Trust (REIT)	334,600	352,867
United Overseas Bank Ltd.	177,429	2,314,788
UOL Group Ltd.	64,549	272,781
Wilmar International Ltd.	263,674	477,920

		20,118,027

South Africa (0.1%)
Investec plc	73,482	563,266
Mondi plc	51,131	1,073,106

		1,636,372

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Spain (3.1%)
Abertis Infraestructuras S.A.	66,865	$1,057,880
ACS Actividades de Construccion y Servicios S.A.	27,054	777,954
Aena S.A.*§	9,566	1,056,365
Amadeus IT Holding S.A., Class A	62,151	2,657,531
Banco Bilbao Vizcaya Argentaria S.A.	868,061	7,362,639
Banco de Sabadell S.A.	675,383	1,240,590
Banco Popular Espanol S.A.	241,949	882,295
Banco Popular Espanol S.A. - Interim Shares*†	961	3,504
Banco Santander S.A.	1,973,950	10,510,668
Bankia S.A.	665,593	862,474
Bankinter S.A.	97,992	720,718
CaixaBank S.A.	365,592	1,409,221
CaixaBank S.A. - Interim Shares*†	2,753	10,612
Distribuidora Internacional de Alimentacion S.A.*	88,353	534,018
Enagas S.A.	19,952	571,849
Endesa S.A.	43,307	912,474
Ferrovial S.A.	63,534	1,516,817
Gas Natural SDG S.A.	51,488	1,004,018
Grifols S.A.	20,761	858,755
Iberdrola S.A.	755,082	5,023,821
Industria de Diseno Textil S.A.	151,743	5,083,335
Mapfre S.A.	155,280	405,706
Red Electrica Corporacion S.A.	10,777	895,223
Repsol S.A.	147,043	1,713,450
Telefonica S.A.	614,180	7,444,073
Zardoya Otis S.A.	29,571	320,001

		54,835,991

Sweden (2.6%)
Alfa Laval AB	39,524	647,265
Assa Abloy AB, Class B	138,038	2,479,408
Atlas Copco AB, Class A	96,226	2,319,816
Atlas Copco AB, Class B	49,735	1,115,064
Boliden AB	38,601	604,310
Electrolux AB	32,990	933,398
Getinge AB, Class B	27,461	613,234
Hennes & Mauritz AB, Class B	129,748	4,744,047
Hexagon AB, Class B	35,449	1,084,898
Husqvarna AB, Class B	54,900	360,315
ICA Gruppen AB	10,138	342,978
Industrivarden AB, Class C	23,034	404,561
Investment AB Kinnevik, Class B	32,594	933,157
Investor AB, Class B	59,262	2,039,668
Lundin Petroleum AB*	29,660	382,443
Nordea Bank AB	415,336	4,638,560
Sandvik AB	147,059	1,254,586
Securitas AB, Class B	42,698	522,147
Skandinaviska Enskilda Banken AB, Class A	211,308	2,258,329
Skanska AB, Class B	51,742	1,016,137
SKF AB, Class B	55,096	1,015,075
Svenska Cellulosa AB S.C.A., Class B	80,344	2,251,402
Svenska Handelsbanken AB, Class A	208,053	2,988,916
Swedbank AB, Class A	123,152	2,723,823
Swedish Match AB	28,747	870,270
Tele2 AB, Class B	42,444	414,031
Telefonaktiebolaget LM Ericsson, Class B	417,640	4,113,974
TeliaSonera AB	358,329	1,932,559
Volvo AB, Class B	211,414	2,029,538

		47,033,909

Switzerland (9.1%)
ABB Ltd. (Registered)*	303,066	5,367,168
Actelion Ltd. (Registered)*	14,312	1,820,594
Adecco S.A. (Registered)*	23,783	1,743,885
Aryzta AG*	12,056	511,640
Baloise Holding AG (Registered)	6,664	765,569
Barry Callebaut AG (Registered)*	291	317,029
Chocoladefabriken Lindt & Spruengli AG	137	804,649
Chocoladefabriken Lindt & Spruengli AG (Registered)	15	1,065,732
Cie Financiere Richemont S.A. (Registered)	71,948	5,605,303
Coca-Cola HBC AG*	27,479	582,668
Credit Suisse Group AG (Registered)*	212,204	5,105,139
Dufry AG (Registered)*	5,564	652,452
EMS-Chemie Holding AG (Registered)	1,107	456,407
Geberit AG (Registered)	5,236	1,603,095
Givaudan S.A. (Registered)*	1,276	2,079,156
Glencore plc*	1,528,509	2,129,979
Julius Baer Group Ltd.*	31,442	1,430,551
Kuehne + Nagel International AG (Registered)	7,307	940,378
LafargeHolcim Ltd. (Registered)*	58,604	3,078,902
Lonza Group AG (Registered)*	7,408	974,231
Nestle S.A. (Registered)	443,312	33,384,276
Novartis AG (Registered)	311,512	28,694,849
Pargesa Holding S.A.	4,058	238,421
Partners Group Holding AG	2,241	761,394
Roche Holding AG	96,584	25,532,367
Schindler Holding AG	6,743	970,825
Schindler Holding AG (Registered)	2,814	413,425
SGS S.A. (Registered)	751	1,313,029
Sika AG	296	915,796
Sonova Holding AG (Registered)	7,369	950,277
STMicroelectronics N.V.	89,004	606,046
Sulzer AG (Registered)	3,302	323,866
Swatch Group AG	4,397	1,632,972
Swatch Group AG (Registered)	6,847	495,095
Swiss Life Holding AG (Registered)*	4,335	969,160
Swiss Prime Site AG (Registered)*	6,539	478,585
Swiss Reinsurance AG	48,856	4,199,630
Swisscom AG (Registered)	3,520	1,759,664
Syngenta AG (Registered)	12,779	4,104,403
Transocean Ltd.	48,731	630,413
UBS Group AG (Registered)	496,880	9,207,742
Wolseley plc	35,680	2,087,254
Zurich Insurance Group AG*	20,551	5,055,965

		161,759,981

United Kingdom (16.9%)
3i Group plc	134,941	954,465
Aberdeen Asset Management plc	130,388	586,433
Admiral Group plc	28,406	646,708
Aggreko plc	34,641	499,638
Amec Foster Wheeler plc	50,586	549,675
Anglo American plc	191,725	1,603,911
ARM Holdings plc	194,342	2,800,706
Ashtead Group plc	69,641	982,911
Associated British Foods plc	48,763	2,471,363
AstraZeneca plc	173,485	11,009,943
Aviva plc	551,675	3,781,768
Babcock International Group plc	33,879	468,669
BAE Systems plc	438,593	2,977,708
Barclays plc	2,292,352	8,474,948
Barratt Developments plc	137,635	1,346,380

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
BG Group plc	469,194	$6,765,651
BP plc	2,501,108	12,677,310
British American Tobacco plc	255,844	14,139,642
British Land Co. plc (REIT)	132,766	1,688,027
BT Group plc	1,136,949	7,234,759
Bunzl plc	46,479	1,247,585
Burberry Group plc	60,610	1,257,890
Capita plc	90,456	1,642,883
Centrica plc	686,639	2,386,061
CNH Industrial N.V.	129,890	847,889
Cobham plc	164,384	711,859
Compass Group plc	228,492	3,647,897
Croda International plc	18,526	760,915
Diageo plc	344,867	9,280,538
Direct Line Insurance Group plc	184,285	1,047,350
Dixons Carphone plc	132,616	853,432
easyJet plc	22,049	594,228
Fiat Chrysler Automobiles N.V.*	124,246	1,619,459
G4S plc	207,227	724,730
GKN plc	234,703	954,800
GlaxoSmithKline plc	668,180	12,808,826
Hammerson plc (REIT)	106,975	1,011,365
Hargreaves Lansdown plc	37,128	679,812
HSBC Holdings plc	2,671,545	20,209,683
ICAP plc	76,786	532,325
IMI plc	36,716	527,915
Imperial Tobacco Group plc	131,691	6,816,089
Inmarsat plc	60,711	903,671
InterContinental Hotels Group plc	32,836	1,135,571
International Consolidated Airlines Group S.A.*	117,529	1,050,381
Intertek Group plc	22,120	815,387
Intu Properties plc (REIT)	124,209	620,785
ITV plc	528,107	1,970,457
J Sainsbury plc	182,713	723,137
Johnson Matthey plc	27,868	1,035,182
Kingfisher plc	319,676	1,738,328
Land Securities Group plc (REIT)	108,540	2,072,026
Legal & General Group plc	825,944	2,982,558
Lloyds Banking Group plc	7,877,249	8,979,856
London Stock Exchange Group plc	44,521	1,634,000
Marks & Spencer Group plc	225,326	1,712,266
Meggitt plc	106,987	772,483
Melrose Industries plc	132,490	530,786
Merlin Entertainments plc§	94,739	533,709
National Grid plc	519,875	7,240,177
Next plc	20,241	2,336,091
Old Mutual plc	677,837	1,945,005
Pearson plc	112,945	1,930,351
Persimmon plc*	42,154	1,284,411
Petrofac Ltd.	34,732	404,837
Prudential plc	352,826	7,458,941
Randgold Resources Ltd.	12,634	743,659
Reckitt Benckiser Group plc	88,424	8,026,346
RELX N.V.	141,476	2,309,819
RELX plc	158,779	2,724,748
Rexam plc	93,582	741,845
Rio Tinto Ltd.	59,509	2,044,920
Rio Tinto plc	175,732	5,895,589
Rolls-Royce Holdings plc*	255,887	2,627,552
Royal Bank of Scotland Group plc*	420,398	2,008,892
Royal Mail plc	109,692	762,698
RSA Insurance Group plc	138,044	842,803
SABMiller plc	133,116	7,543,213
Sage Group plc	146,457	1,108,161
Schroders plc	18,046	767,952
Segro plc (REIT)	97,870	636,491
Severn Trent plc	34,210	1,132,630
Sky plc	142,013	2,247,232
Smith & Nephew plc	123,161	2,153,782
Smiths Group plc	53,290	811,939
Sports Direct International plc*	35,619	408,636
SSE plc	136,823	3,102,951
St. James’s Place plc	63,514	817,642
Standard Chartered plc	344,320	3,347,445
Standard Life plc	268,077	1,577,642
Subsea 7 S.A.*	34,098	256,518
Tate & Lyle plc	62,837	561,164
Taylor Wimpey plc	454,697	1,348,960
Tesco plc	1,117,048	3,103,962
Travis Perkins plc	33,747	1,006,063
Tullow Oil plc*	124,504	319,928
Unilever N.V. (CVA)	224,664	9,041,443
Unilever plc	176,031	7,170,719
United Utilities Group plc	97,446	1,366,043
Vodafone Group plc	3,641,776	11,515,439
Weir Group plc	29,350	520,579
Whitbread plc	25,085	1,774,299
William Hill plc	119,390	634,674
WM Morrison Supermarkets plc	303,470	764,525
WPP plc	181,155	3,772,522

		301,175,967

United States (0.1%)
Carnival plc	25,625	1,322,680

Total Common Stocks (90.4%) (Cost $1,615,677,787)		1,613,433,743

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	3,726,129	3,726,129

Total Short-Term Investment (0.2%) (Cost $3,726,129)		3,726,129

Total Investments (90.6%) (Cost $1,619,403,916)		1,617,159,872
Other Assets Less Liabilities (9.4%)		167,878,704

Net Assets (100%)		$1,785,038,576

*	Non-income producing.

†	Security (totaling $674,763 or 0.0% of net assets) held at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $2,002,445 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$208,376,226	11.7%
Consumer Staples	193,428,351	10.8
Energy	76,530,243	4.3
Financials	415,368,479	23.3
Health Care	190,742,319	10.7
Industrials	201,530,889	11.3
Information Technology	77,236,640	4.3
Investment Company	3,726,129	0.2
Materials	105,914,947	5.9
Telecommunication Services	82,324,042	4.6
Utilities	61,981,607	3.5
Cash and Other	167,878,704	9.4

		100.0%

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)
AXA S.A.	$4,302,260	$2,246,322	$162,843	$6,529,367	$163,840	$(9,504)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
E-Mini MSCI EAFE Index	41	December-15	$3,471,620	$3,381,475	$(90,145)
EURO Stoxx 50 Index	1,932	December-15	68,509,472	66,729,027	(1,780,445)
FTSE 100 Index	458	December-15	41,882,963	41,698,545	(184,418)
SPI 200 Index	187	December-15	16,421,896	16,429,881	7,985
TOPIX Index	348	December-15	41,714,874	40,945,442	(769,432)

					$(2,816,455)

At September 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/18/15	HSBC Bank plc	3,474	$2,428,109	$2,463,726	$(35,617)
British Pound vs. U.S. Dollar, expiring 12/18/15	HSBC Bank plc	3,552	5,372,012	5,471,983	(99,971)
European Union Euro vs. U.S. Dollar, expiring 12/18/15	Credit Suisse	7,737	8,657,200	8,775,812	(118,612)
Japanese Yen vs. U.S. Dollar, expiring 12/18/15	Credit Suisse	668,207	5,578,026	5,594,133	(16,107)

					$(270,307)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/18/15	Credit Suisse	1,357	$947,258	$948,378	$(1,120)
European Union Euro vs. U.S. Dollar, expiring 12/18/15	Credit Suisse	631	710,348	706,166	4,182
Japanese Yen vs. U.S. Dollar, expiring 12/18/15	HSBC Bank plc	100,767	837,960	841,181	(3,221)

					$(159)

					$(270,466)

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$208,376,226	$—	$208,376,226
Consumer Staples	—	193,428,351	—	193,428,351
Energy	—	75,869,597	660,646	76,530,243
Financials	—	415,354,362	14,117	415,368,479
Health Care	—	190,742,319	—	190,742,319
Industrials	286,995	201,243,894	—	201,530,889
Information Technology	—	77,236,640	—	77,236,640
Materials	—	105,914,947	—	105,914,947
Telecommunication Services	—	82,324,042	—	82,324,042
Utilities	—	61,981,607	—	61,981,607
Forward Currency Contracts	—	4,182	—	4,182
Futures	7,985	—	—	7,985
Short-Term Investments	3,726,129	—	—	3,726,129

Total Assets	$4,021,109	$1,612,476,167	$674,763	$1,617,172,039

Liabilities:
Forward Currency Contracts	$—	$(274,648)	$—	$(274,648)
Futures	(2,824,440)	—	—	(2,824,440)

Total Liabilities	$(2,824,440)	$(274,648)	$—	$(3,099,088)

Total	$1,196,669	$1,612,201,519	$674,763	$1,614,072,951

(a)	A security with a market value of $660,646 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$233,047,394
Aggregate gross unrealized depreciation	(243,703,783)

Net unrealized depreciation	$(10,656,389)

Federal income tax cost of investments	$1,627,816,261

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.9%)
Auto Components (0.4%)
BorgWarner, Inc.	45,697	$1,900,538
Delphi Automotive plc	57,618	4,381,273
Goodyear Tire & Rubber Co.	54,374	1,594,790
Johnson Controls, Inc.	132,462	5,478,628

		13,355,229

Automobiles (0.6%)
Ford Motor Co.	788,478	10,699,647
General Motors Co.	291,665	8,755,783
Harley-Davidson, Inc.	41,678	2,288,122

		21,743,552

Distributors (0.1%)
Genuine Parts Co.	30,738	2,547,873

Diversified Consumer Services (0.0%)
H&R Block, Inc.	55,590	2,012,358

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	93,659	4,654,852
Chipotle Mexican Grill, Inc.*	6,323	4,554,141
Darden Restaurants, Inc.	23,076	1,581,629
Marriott International, Inc., Class A	40,387	2,754,393
McDonald’s Corp.	190,675	18,787,208
Royal Caribbean Cruises Ltd.	34,722	3,093,383
Starbucks Corp.	300,780	17,096,335
Starwood Hotels & Resorts Worldwide, Inc.	34,583	2,299,078
Wyndham Worldwide Corp.	24,197	1,739,764
Wynn Resorts Ltd.	16,640	883,917
Yum! Brands, Inc.	87,325	6,981,634

		64,426,334

Household Durables (0.4%)
D.R. Horton, Inc.	66,757	1,959,986
Garmin Ltd.	24,238	869,659
Harman International Industries, Inc.	14,386	1,380,912
Leggett & Platt, Inc.	27,799	1,146,709
Lennar Corp., Class A	35,195	1,693,935
Mohawk Industries, Inc.*	12,914	2,347,636
Newell Rubbermaid, Inc.	54,495	2,163,996
PulteGroup, Inc.	65,057	1,227,626
Whirlpool Corp.	15,950	2,348,797

		15,139,256

Internet & Catalog Retail (1.7%)
Amazon.com, Inc.*	77,670	39,758,496
Expedia, Inc.	20,259	2,384,079
Netflix, Inc.*	86,226	8,903,697
Priceline Group, Inc.*	10,290	12,727,290
TripAdvisor, Inc.*	22,910	1,443,788

		65,217,350

Leisure Products (0.1%)
Hasbro, Inc.	22,602	1,630,508
Mattel, Inc.	68,272	1,437,808

		3,068,316

Media (2.9%)
Cablevision Systems Corp. - New York Group, Class A	44,423	1,442,415
CBS Corp. (Non-Voting), Class B	89,974	3,589,963
Comcast Corp., Class A	502,863	28,629,645
Discovery Communications, Inc., Class A*	30,010	781,160
Discovery Communications, Inc., Class C*	52,594	1,277,508
Interpublic Group of Cos., Inc.	83,108	1,589,856
News Corp., Class A	77,124	973,305
News Corp., Class B	21,782	279,245
Omnicom Group, Inc.	49,110	3,236,349
Scripps Networks Interactive, Inc., Class A	19,479	958,172
TEGNA, Inc.	45,747	1,024,275
Time Warner Cable, Inc.	57,384	10,292,968
Time Warner, Inc.	165,199	11,357,431
Twenty-First Century Fox, Inc., Class A	247,214	6,669,834
Twenty-First Century Fox, Inc., Class B	87,245	2,361,722
Viacom, Inc., Class B	70,284	3,032,755
Walt Disney Co.	314,054	32,096,319

		109,592,922

Multiline Retail (0.7%)
Dollar General Corp.	59,930	4,341,329
Dollar Tree, Inc.*	47,509	3,166,950
Kohl’s Corp.	39,984	1,851,659
Macy’s, Inc.	66,918	3,434,232
Nordstrom, Inc.	28,312	2,030,253
Target Corp.	127,154	10,001,934

		24,826,357

Specialty Retail (2.4%)
Advance Auto Parts, Inc.	14,800	2,805,044
AutoNation, Inc.*	15,859	922,677
AutoZone, Inc.*	6,297	4,557,958
Bed Bath & Beyond, Inc.*	34,343	1,958,238
Best Buy Co., Inc.	62,144	2,306,785
CarMax, Inc.*	42,296	2,508,999
GameStop Corp., Class A	21,789	897,925
Gap, Inc.	48,102	1,370,907
Home Depot, Inc.	259,762	29,999,913
L Brands, Inc.	52,005	4,687,211
Lowe’s Cos., Inc.	187,341	12,911,542
O’Reilly Automotive, Inc.*	20,147	5,036,750
Ross Stores, Inc.	83,562	4,050,250
Signet Jewelers Ltd.	16,198	2,205,034
Staples, Inc.	129,443	1,518,366
Tiffany & Co.	22,696	1,752,585
TJX Cos., Inc.	136,486	9,747,830
Tractor Supply Co.	27,479	2,317,029
Urban Outfitters, Inc.*	19,888	584,309

		92,139,352

Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	55,695	1,611,256
Fossil Group, Inc.*	8,784	490,850
Hanesbrands, Inc.	81,004	2,344,256
Michael Kors Holdings Ltd.*	39,167	1,654,414
NIKE, Inc., Class B	137,216	16,873,451
PVH Corp.	16,655	1,697,811
Ralph Lauren Corp.	12,144	1,434,935
Under Armour, Inc., Class A*	36,448	3,527,437
VF Corp.	69,012	4,707,309

		34,341,719

Total Consumer Discretionary		448,410,618

Consumer Staples (9.0%)
Beverages (2.1%)
Brown-Forman Corp., Class B	21,492	2,082,575
Coca-Cola Co.	792,211	31,783,505
Coca-Cola Enterprises, Inc.	42,642	2,061,741
Constellation Brands, Inc., Class A	34,856	4,364,320
Dr. Pepper Snapple Group, Inc.	38,810	3,067,930
Molson Coors Brewing Co., Class B	32,177	2,671,334
Monster Beverage Corp.*	30,804	4,162,853

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	297,586	$28,062,360

		78,256,618

Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	88,998	12,866,441
CVS Health Corp.	225,748	21,780,167
Kroger Co.	196,816	7,099,153
Sysco Corp.	111,941	4,362,341
Walgreens Boots Alliance, Inc.	177,046	14,712,523
Wal-Mart Stores, Inc.	319,178	20,695,501
Whole Foods Market, Inc.	72,659	2,299,657

		83,815,783

Food Products (1.6%)
Archer-Daniels-Midland Co.	123,352	5,112,941
Campbell Soup Co.	35,991	1,824,024
ConAgra Foods, Inc.	87,002	3,524,451
General Mills, Inc.	121,225	6,804,359
Hershey Co.	29,750	2,733,430
Hormel Foods Corp.	27,172	1,720,259
J.M. Smucker Co.	20,837	2,377,293
Kellogg Co.	51,551	3,430,719
Keurig Green Mountain, Inc.	24,316	1,267,836
Kraft Heinz Co.	120,382	8,496,562
McCormick & Co., Inc. (Non-Voting)	23,443	1,926,546
Mead Johnson Nutrition Co.	41,167	2,898,157
Mondelez International, Inc., Class A	326,097	13,653,681
Tyson Foods, Inc., Class A	61,636	2,656,512

		58,426,770

Household Products (1.6%)
Clorox Co.	26,046	3,009,094
Colgate-Palmolive Co.	182,330	11,570,662
Kimberly-Clark Corp.	73,739	8,040,500
Procter & Gamble Co.	548,688	39,472,615

		62,092,871

Personal Products (0.1%)
Estee Lauder Cos., Inc., Class A	45,507	3,671,505

Tobacco (1.4%)
Altria Group, Inc.	397,563	21,627,427
Philip Morris International, Inc.	313,884	24,900,418
Reynolds American, Inc.	167,954	7,435,324

		53,963,169

Total Consumer Staples		340,226,716

Energy (6.3%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	88,226	4,591,281
Cameron International Corp.*	38,992	2,390,989
Diamond Offshore Drilling, Inc.	13,372	231,336
Ensco plc, Class A	47,376	667,054
FMC Technologies, Inc.*	46,608	1,444,848
Halliburton Co.	172,361	6,092,961
Helmerich & Payne, Inc.	21,712	1,026,109
National Oilwell Varco, Inc.	78,063	2,939,072
Schlumberger Ltd.	256,542	17,693,702
Transocean Ltd.	68,805	888,961

		37,966,313

Oil, Gas & Consumable Fuels (5.3%)
Anadarko Petroleum Corp.	102,749	6,205,012
Apache Corp.	76,581	2,998,912
Cabot Oil & Gas Corp.	83,428	1,823,736
Chesapeake Energy Corp.	104,399	765,245
Chevron Corp.#	381,206	30,069,529
Cimarex Energy Co.	18,949	1,941,894
Columbia Pipeline Group, Inc.	64,469	1,179,138
ConocoPhillips Co.	249,377	11,960,121
CONSOL Energy, Inc.	46,365	454,377
Devon Energy Corp.	78,002	2,893,094
EOG Resources, Inc.	111,057	8,084,950
EQT Corp.	31,007	2,008,323
Exxon Mobil Corp.	844,952	62,822,181
Hess Corp.	48,783	2,442,077
Kinder Morgan, Inc.	364,150	10,079,672
Marathon Oil Corp.	136,371	2,100,113
Marathon Petroleum Corp.	108,622	5,032,457
Murphy Oil Corp.	33,383	807,869
Newfield Exploration Co.*	33,292	1,095,307
Noble Energy, Inc.	86,014	2,595,903
Occidental Petroleum Corp.	154,688	10,232,611
ONEOK, Inc.	42,115	1,356,103
Phillips 66	96,968	7,451,021
Pioneer Natural Resources Co.	30,306	3,686,422
Range Resources Corp.	33,665	1,081,320
Southwestern Energy Co.*	78,751	999,350
Spectra Energy Corp.	136,280	3,580,076
Tesoro Corp.	24,920	2,423,221
Valero Energy Corp.	100,594	6,045,699
Williams Cos., Inc.	137,978	5,084,489

		199,300,222

Total Energy		237,266,535

Financials (15.1%)
Banks (5.5%)
Bank of America Corp.	2,118,438	33,005,264
BB&T Corp.	157,341	5,601,340
Citigroup, Inc.	608,709	30,198,053
Comerica, Inc.	35,939	1,477,093
Fifth Third Bancorp	162,473	3,072,364
Huntington Bancshares, Inc./Ohio	163,114	1,729,008
JPMorgan Chase & Co.	748,980	45,665,311
KeyCorp	171,813	2,235,287
M&T Bank Corp.	26,861	3,275,699
People’s United Financial, Inc.	62,320	980,294
PNC Financial Services Group, Inc.	104,073	9,283,312
Regions Financial Corp.	270,012	2,432,808
SunTrust Banks, Inc./Georgia	104,513	3,996,577
U.S. Bancorp	335,372	13,753,606
Wells Fargo & Co.	946,883	48,622,442
Zions Bancorp	41,015	1,129,553

		206,458,011

Capital Markets (2.0%)
Affiliated Managers Group, Inc.*	11,010	1,882,600
Ameriprise Financial, Inc.	36,040	3,933,045
Bank of New York Mellon Corp.	224,190	8,777,038
BlackRock, Inc.	25,989	7,730,948
Charles Schwab Corp.	242,542	6,927,000
E*TRADE Financial Corp.*	58,336	1,535,987
Franklin Resources, Inc.	78,780	2,935,343
Goldman Sachs Group, Inc.	81,467	14,155,706
Invesco Ltd.	87,297	2,726,285
Legg Mason, Inc.	22,213	924,283
Morgan Stanley	308,332	9,712,458
Northern Trust Corp.	44,252	3,016,216
State Street Corp.	82,534	5,547,110
T. Rowe Price Group, Inc.	51,826	3,601,907

		73,405,926

Consumer Finance (0.7%)
American Express Co.	172,337	12,775,342
Capital One Financial Corp.	109,881	7,968,570
Discover Financial Services	88,153	4,583,075
Navient Corp.	75,704	850,913

		26,177,900

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (1.9%)
Berkshire Hathaway, Inc., Class B*	379,526	$49,490,190
CME Group, Inc./Illinois	68,351	6,338,872
Intercontinental Exchange, Inc.	22,398	5,263,306
Leucadia National Corp.	68,255	1,382,846
McGraw Hill Financial, Inc.	55,415	4,793,398
Moody’s Corp.	35,293	3,465,773
Nasdaq, Inc.	23,856	1,272,240

		72,006,625

Insurance (2.5%)
ACE Ltd.	65,610	6,784,074
Aflac, Inc.	87,564	5,090,095
Allstate Corp.	81,012	4,718,139
American International Group, Inc.	261,767	14,873,601
Aon plc	56,902	5,042,086
Assurant, Inc.	13,781	1,088,837
Chubb Corp.	45,977	5,639,079
Cincinnati Financial Corp.	29,798	1,603,132
Genworth Financial, Inc., Class A*	100,311	463,437
Hartford Financial Services Group, Inc.	83,978	3,844,513
Lincoln National Corp.	50,750	2,408,595
Loews Corp.	58,105	2,099,915
Marsh & McLennan Cos., Inc.	107,173	5,596,574
MetLife, Inc.	226,028	10,657,220
Principal Financial Group, Inc.	55,763	2,639,821
Progressive Corp.	118,675	3,636,202
Prudential Financial, Inc.	91,453	6,969,633
Torchmark Corp.	23,562	1,328,897
Travelers Cos., Inc.	63,019	6,272,281
Unum Group	50,437	1,618,019
XL Group plc	61,760	2,243,123

		94,617,273

Real Estate Investment Trusts (REITs) (2.4%)
American Tower Corp. (REIT)	85,617	7,532,584
Apartment Investment & Management Co. (REIT), Class A	31,521	1,166,907
AvalonBay Communities, Inc. (REIT)	26,877	4,698,637
Boston Properties, Inc. (REIT)	31,172	3,690,765
Crown Castle International Corp. (REIT)	67,488	5,322,779
Equinix, Inc. (REIT)	11,537	3,154,216
Equity Residential (REIT)	73,815	5,544,983
Essex Property Trust, Inc. (REIT)	13,337	2,979,753
General Growth Properties, Inc. (REIT)	118,398	3,074,796
HCP, Inc. (REIT)	93,818	3,494,721
Host Hotels & Resorts, Inc. (REIT)	152,508	2,411,151
Iron Mountain, Inc. (REIT)	37,988	1,178,388
Kimco Realty Corp. (REIT)	83,312	2,035,312
Macerich Co. (REIT)	27,287	2,096,187
Plum Creek Timber Co., Inc. (REIT)	35,419	1,399,405
Prologis, Inc. (REIT)	105,986	4,122,855
Public Storage (REIT)	29,799	6,306,362
Realty Income Corp. (REIT)	47,129	2,233,443
Simon Property Group, Inc. (REIT)	62,687	11,516,856
SL Green Realty Corp. (REIT)	20,209	2,185,805
Ventas, Inc. (REIT)	67,004	3,756,244
Vornado Realty Trust (REIT)	35,666	3,224,920
Welltower, Inc. (REIT)	71,059	4,812,115
Weyerhaeuser Co. (REIT)	104,503	2,857,112

		90,796,296

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	58,666	1,877,312

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	97,190	988,422

Total Financials		566,327,765

Health Care (13.4%)
Biotechnology (2.8%)
Alexion Pharmaceuticals, Inc.*	45,783	7,160,003
Amgen, Inc.	153,673	21,256,049
Baxalta, Inc.	109,903	3,463,044
Biogen, Inc.*	47,580	13,884,320
Celgene Corp.*	159,902	17,296,599
Gilead Sciences, Inc.	297,134	29,175,587
Regeneron Pharmaceuticals, Inc.*	15,669	7,288,279
Vertex Pharmaceuticals, Inc.*	49,382	5,142,642

		104,666,523

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	301,804	12,138,557
Baxter International, Inc.	110,153	3,618,526
Becton, Dickinson and Co.	42,414	5,626,641
Boston Scientific Corp.*	271,310	4,452,197
C.R. Bard, Inc.	14,993	2,793,346
DENTSPLY International, Inc.	28,286	1,430,423
Edwards Lifesciences Corp.*	21,771	3,095,183
Intuitive Surgical, Inc.*	7,475	3,435,361
Medtronic plc	286,204	19,158,496
St. Jude Medical, Inc.	56,803	3,583,701
Stryker Corp.	64,087	6,030,587
Varian Medical Systems, Inc.*	20,108	1,483,568
Zimmer Biomet Holdings, Inc.	34,582	3,248,287

		70,094,873

Health Care Providers & Services (2.6%)
Aetna, Inc.	70,619	7,726,425
AmerisourceBergen Corp.	41,612	3,952,724
Anthem, Inc.	52,994	7,419,160
Cardinal Health, Inc.	66,257	5,089,863
Cigna Corp.	52,141	7,040,078
DaVita HealthCare Partners, Inc.*	34,719	2,511,225
Express Scripts Holding Co.*	136,740	11,070,470
HCA Holdings, Inc.*	64,669	5,002,794
Henry Schein, Inc.*	16,903	2,243,366
Humana, Inc.	29,957	5,362,303
Laboratory Corp. of America Holdings*	20,268	2,198,470
McKesson Corp.	46,982	8,693,079
Patterson Cos., Inc.	17,343	750,085
Quest Diagnostics, Inc.	29,060	1,786,318
Tenet Healthcare Corp.*	19,918	735,373
UnitedHealth Group, Inc.	193,190	22,411,972
Universal Health Services, Inc., Class B	18,410	2,297,752

		96,291,457

Health Care Technology (0.1%)
Cerner Corp.*	62,081	3,722,377

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	67,518	2,317,893
PerkinElmer, Inc.	22,816	1,048,623
Thermo Fisher Scientific, Inc.	80,521	9,846,108
Waters Corp.*	16,712	1,975,525

		15,188,149

Pharmaceuticals (5.6%)
AbbVie, Inc.	335,414	18,249,876
Allergan plc*	79,762	21,680,109
Bristol-Myers Squibb Co.	337,908	20,004,154

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Eli Lilly & Co.	197,567	$16,534,382
Endo International plc*	42,150	2,920,152
Johnson & Johnson	560,643	52,336,024
Mallinckrodt plc*	23,769	1,519,790
Merck & Co., Inc.	570,887	28,196,109
Mylan N.V.*	83,213	3,350,155
Perrigo Co. plc	29,647	4,662,584
Pfizer, Inc.	1,248,116	39,203,324
Zoetis, Inc.	92,897	3,825,498

		212,482,157

Total Health Care		502,445,536

Industrials (9.2%)
Aerospace & Defense (2.4%)
Boeing Co.	129,420	16,947,549
General Dynamics Corp.	61,347	8,462,819
Honeywell International, Inc.	158,214	14,981,284
L-3 Communications Holdings, Inc.	16,295	1,703,153
Lockheed Martin Corp.	54,097	11,214,849
Northrop Grumman Corp.	37,942	6,296,475
Precision Castparts Corp.	27,933	6,416,489
Raytheon Co.	61,472	6,716,431
Rockwell Collins, Inc.	26,760	2,190,038
Textron, Inc.	56,400	2,122,896
United Technologies Corp.	167,799	14,932,433

		91,984,416

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	28,668	1,943,117
Expeditors International of Washington, Inc.	38,563	1,814,389
FedEx Corp.	53,295	7,673,414
United Parcel Service, Inc., Class B	141,408	13,955,556

		25,386,476

Airlines (0.6%)
American Airlines Group, Inc.	135,842	5,274,745
Delta Air Lines, Inc.	160,963	7,222,410
Southwest Airlines Co.	133,348	5,072,558
United Continental Holdings, Inc.*	76,480	4,057,264

		21,626,977

Building Products (0.1%)
Allegion plc	19,378	1,117,335
Masco Corp.	70,199	1,767,611

		2,884,946

Commercial Services & Supplies (0.4%)
ADT Corp.	34,434	1,029,577
Cintas Corp.	18,048	1,547,616
Pitney Bowes, Inc.	40,677	807,438
Republic Services, Inc.	48,715	2,007,058
Stericycle, Inc.*	17,137	2,387,355
Tyco International plc	85,536	2,862,035
Waste Management, Inc.	85,138	4,240,724

		14,881,803

Construction & Engineering (0.1%)
Fluor Corp.	29,657	1,255,974
Jacobs Engineering Group, Inc.*	25,608	958,507
Quanta Services, Inc.*	42,238	1,022,582

		3,237,063

Electrical Equipment (0.4%)
AMETEK, Inc.	48,708	2,548,403
Eaton Corp. plc	94,500	4,847,850
Emerson Electric Co.	132,924	5,871,253
Rockwell Automation, Inc.	27,290	2,769,116

		16,036,622

Industrial Conglomerates (2.2%)
3M Co.	126,418	17,922,280
Danaher Corp.	120,499	10,267,720
General Electric Co.#	2,042,527	51,512,531
Roper Technologies, Inc.	20,438	3,202,634

		82,905,165

Machinery (1.1%)
Caterpillar, Inc.	122,166	7,984,770
Cummins, Inc.	33,609	3,649,265
Deere & Co.	63,172	4,674,728
Dover Corp.	31,669	1,810,834
Flowserve Corp.	27,078	1,113,989
Illinois Tool Works, Inc.	66,729	5,492,464
Ingersoll-Rand plc	53,625	2,722,541
Joy Global, Inc.	19,638	293,195
PACCAR, Inc.	71,993	3,755,875
Parker-Hannifin Corp.	28,024	2,726,735
Pentair plc	36,697	1,873,015
Snap-on, Inc.	11,739	1,771,885
Stanley Black & Decker, Inc.	31,061	3,012,296
Xylem, Inc.	36,711	1,205,956

		42,087,548

Professional Services (0.2%)
Dun & Bradstreet Corp.	7,261	762,405
Equifax, Inc.	24,043	2,336,499
Nielsen Holdings plc	74,652	3,319,774
Robert Half International, Inc.	27,239	1,393,547

		7,812,225

Road & Rail (0.8%)
CSX Corp.	199,561	5,368,191
J.B. Hunt Transport Services, Inc.	18,592	1,327,469
Kansas City Southern	22,311	2,027,623
Norfolk Southern Corp.	61,087	4,667,047
Ryder System, Inc.	10,703	792,450
Union Pacific Corp.	175,741	15,537,262

		29,720,042

Trading Companies & Distributors (0.2%)
Fastenal Co.	58,641	2,146,847
United Rentals, Inc.*	19,398	1,164,850
W.W. Grainger, Inc.	12,315	2,647,848

		5,959,545

Total Industrials		344,522,828

Information Technology (18.6%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	1,029,402	27,021,802
F5 Networks, Inc.*	14,480	1,676,784
Harris Corp.	24,921	1,822,971
Juniper Networks, Inc.	71,191	1,830,321
Motorola Solutions, Inc.	32,284	2,207,580
QUALCOMM, Inc.	318,335	17,104,140

		51,663,598

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	62,536	3,186,834
Corning, Inc.	248,375	4,252,180
FLIR Systems, Inc.	28,226	790,046
TE Connectivity Ltd.	81,420	4,876,244

		13,105,304

Internet Software & Services (3.5%)
Akamai Technologies, Inc.*	36,068	2,490,856
eBay, Inc.*	226,960	5,546,902
Facebook, Inc., Class A*	457,369	41,117,473
Google, Inc., Class A*	58,741	37,498,492
Google, Inc., Class C*	59,904	36,446,792
VeriSign, Inc.*	20,203	1,425,524
Yahoo!, Inc.*	175,254	5,066,593

		129,592,632

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (3.4%)
Accenture plc, Class A	126,585	$12,438,242
Alliance Data Systems Corp.*	12,447	3,223,524
Automatic Data Processing, Inc.	94,387	7,584,939
Cognizant Technology Solutions Corp., Class A*	123,467	7,730,269
Computer Sciences Corp.	27,878	1,711,152
Fidelity National Information Services, Inc.	56,925	3,818,529
Fiserv, Inc.*	47,453	4,109,904
International Business Machines Corp.#	182,631	26,476,016
MasterCard, Inc., Class A	202,180	18,220,462
Paychex, Inc.	65,640	3,126,433
PayPal Holdings, Inc.*	223,772	6,945,883
Teradata Corp.*	29,055	841,433
Total System Services, Inc.	34,265	1,556,659
Visa, Inc., Class A	395,163	27,527,055
Western Union Co.	104,678	1,921,888
Xerox Corp.	203,519	1,980,240

		129,212,628

Semiconductors & Semiconductor Equipment (2.2%)
Altera Corp.	60,819	3,045,815
Analog Devices, Inc.	63,393	3,575,999
Applied Materials, Inc.	242,967	3,569,185
Avago Technologies Ltd.	52,651	6,581,901
Broadcom Corp., Class A	113,153	5,819,459
First Solar, Inc.*	15,192	649,458
Intel Corp.	961,493	28,979,399
KLA-Tencor Corp.	31,905	1,595,250
Lam Research Corp.	32,066	2,094,872
Linear Technology Corp.	48,317	1,949,591
Microchip Technology, Inc.	42,742	1,841,753
Micron Technology, Inc.*	218,502	3,273,160
NVIDIA Corp.	103,978	2,563,058
Qorvo, Inc.*	30,355	1,367,493
Skyworks Solutions, Inc.	38,765	3,264,401
Texas Instruments, Inc.	207,891	10,294,762
Xilinx, Inc.	52,608	2,230,579

		82,696,135

Software (3.6%)
Activision Blizzard, Inc.	101,479	3,134,686
Adobe Systems, Inc.*	100,762	8,284,652
Autodesk, Inc.*	46,214	2,039,886
CA, Inc.	64,017	1,747,664
Citrix Systems, Inc.*	32,330	2,239,823
Electronic Arts, Inc.*	62,800	4,254,700
Intuit, Inc.	55,892	4,960,415
Microsoft Corp.	1,620,681	71,731,341
Oracle Corp.	658,750	23,794,050
Red Hat, Inc.*	37,005	2,659,919
salesforce.com, Inc.*	125,473	8,711,590
Symantec Corp.	137,859	2,684,115

		136,242,841

Technology Hardware, Storage & Peripherals (4.2%)
Apple, Inc.#	1,115,006	127,397,162
EMC Corp.	389,431	9,408,653
Hewlett-Packard Co.	365,328	9,356,050
NetApp, Inc.	60,652	1,795,299
SanDisk Corp.	41,339	2,245,948
Seagate Technology plc	61,173	2,740,550
Western Digital Corp.	46,690	3,709,054

		156,652,716

Total Information Technology	.	699,165,854

Materials (2.6%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	39,180	4,998,584
Airgas, Inc.	13,650	1,219,354
CF Industries Holdings, Inc.	47,455	2,130,730
Dow Chemical Co.	234,557	9,945,217
E.I. du Pont de Nemours & Co.	183,122	8,826,480
Eastman Chemical Co.	30,027	1,943,347
Ecolab, Inc.	53,812	5,904,253
FMC Corp.	26,927	913,095
International Flavors & Fragrances, Inc.	16,285	1,681,589
LyondellBasell Industries N.V., Class A	75,428	6,287,678
Monsanto Co.	94,802	8,090,403
Mosaic Co.	68,172	2,120,831
PPG Industries, Inc.	54,844	4,809,270
Praxair, Inc.	58,145	5,922,650
Sherwin-Williams Co.	16,045	3,574,505
Sigma-Aldrich Corp.	24,135	3,352,834

		71,720,820

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	13,562	2,060,746
Vulcan Materials Co.	27,045	2,412,414

		4,473,160

Containers & Packaging (0.2%)
Avery Dennison Corp.	18,334	1,037,154
Ball Corp.	27,755	1,726,361
Owens-Illinois, Inc.*	32,911	681,916
Sealed Air Corp.	41,659	1,952,974
WestRock Co.	52,772	2,714,592

		8,112,997

Metals & Mining (0.3%)
Alcoa, Inc.	265,192	2,561,755
Freeport-McMoRan, Inc.	209,932	2,034,241
Newmont Mining Corp.	106,621	1,713,400
Nucor Corp.	64,437	2,419,609

		8,729,005

Paper & Forest Products (0.1%)
International Paper Co.	85,032	3,213,359

Total Materials		96,249,341

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	1,245,725	40,585,720
CenturyLink, Inc.	114,110	2,866,443
Frontier Communications Corp.	233,526	1,109,249
Level 3 Communications, Inc.*	58,381	2,550,666
Verizon Communications, Inc.	823,205	35,817,650

Total Telecommunication Services		82,929,728

Utilities (2.9%)
Electric Utilities (1.6%)
American Electric Power Co., Inc.	99,365	5,649,894
Duke Energy Corp.	139,665	10,047,500
Edison International	65,746	4,146,600
Entergy Corp.	36,380	2,368,338
Eversource Energy	64,510	3,265,496
Exelon Corp.	174,456	5,181,343
FirstEnergy Corp.	85,878	2,688,840
NextEra Energy, Inc.	93,274	9,098,879
Pepco Holdings, Inc.	51,071	1,236,940
Pinnacle West Capital Corp.	22,315	1,431,284
PPL Corp.	135,659	4,461,824

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Southern Co.	183,588	$8,206,384
Xcel Energy, Inc.	102,990	3,646,876

		61,430,198

Gas Utilities (0.1%)
AGL Resources, Inc.	24,172	1,475,459

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	137,785	1,348,915
NRG Energy, Inc.	67,724	1,005,701

		2,354,616

Multi-Utilities (1.1%)
Ameren Corp.	48,961	2,069,581
CenterPoint Energy, Inc.	86,764	1,565,222
CMS Energy Corp.	55,670	1,966,264
Consolidated Edison, Inc.	59,134	3,953,108
Dominion Resources, Inc.	120,062	8,449,964
DTE Energy Co.	36,297	2,917,190
NiSource, Inc.	64,469	1,195,900
PG&E Corp.	98,992	5,226,778
Public Service Enterprise Group, Inc.	102,137	4,306,096
SCANA Corp.	28,855	1,623,382
Sempra Energy	47,679	4,611,513
TECO Energy, Inc.	47,491	1,247,114
WEC Energy Group, Inc.	63,626	3,322,550

		42,454,662

Total Utilities		107,714,935

Total Common Stocks (91.2%) (Cost $2,499,780,296)		3,425,259,856

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	5,360,677	5,360,677

Total Short-Term Investment (0.1%) (Cost $5,360,677)		5,360,677

Total Investments (91.3%) (Cost $2,505,140,973)		3,430,620,533
Other Assets Less Liabilities (8.7%)		325,480,223

Net Assets (100%)		$3,756,100,756

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $9,024,554.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	3,468	December-15	$342,715,674	$330,968,580	$(11,747,094)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$448,410,618	$—	$—	$448,410,618
Consumer Staples	340,226,716	—	—	340,226,716
Energy	237,266,535	—	—	237,266,535
Financials	566,327,765	—	—	566,327,765
Health Care	502,445,536	—	—	502,445,536
Industrials	344,522,828	—	—	344,522,828
Information Technology	699,165,854	—	—	699,165,854
Materials	96,249,341	—	—	96,249,341
Telecommunication Services	82,929,728	—	—	82,929,728
Utilities	107,714,935	—	—	107,714,935
Short-Term Investments	5,360,677	—	—	5,360,677

Total Assets	$3,430,620,533	$—	$—	$3,430,620,533

Liabilities:
Futures	$(11,747,094)	$—	$—	$(11,747,094)

Total Liabilities	$(11,747,094)	$—	$—	$(11,747,094)

Total	$3,418,873,439	$—	$—	$3,418,873,439

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,003,905,265
Aggregate gross unrealized depreciation	(79,656,056)

Net unrealized appreciation	$924,249,209

Federal income tax cost of investments	$2,506,371,324

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.6%)
Auto Components (0.5%)
Dana Holding Corp.	19,570	$310,772
Gentex Corp.	35,801	554,915

		865,687

Automobiles (0.2%)
Thor Industries, Inc.	5,623	291,271

Distributors (0.6%)
LKQ Corp.*	37,331	1,058,707

Diversified Consumer Services (0.8%)
Apollo Education Group, Inc.*	12,361	136,713
DeVry Education Group, Inc.	6,982	189,980
Graham Holdings Co., Class B	555	320,235
Service Corp. International	24,515	664,357
Sotheby’s, Inc.	7,578	242,344

		1,553,629

Hotels, Restaurants & Leisure (2.1%)
Brinker International, Inc.	7,379	388,652
Buffalo Wild Wings, Inc.*	2,339	452,433
Cheesecake Factory, Inc.	5,556	299,802
Cracker Barrel Old Country Store, Inc.	2,983	439,336
Domino’s Pizza, Inc.	6,757	729,148
Dunkin’ Brands Group, Inc.	11,687	572,663
International Speedway Corp., Class A	3,253	103,185
Jack in the Box, Inc.	4,473	344,600
Panera Bread Co., Class A*	3,026	585,258
Wendy’s Co.	28,369	245,392

		4,160,469

Household Durables (2.0%)
Jarden Corp.*	24,259	1,185,780
KB Home	11,180	151,489
M.D.C. Holdings, Inc.	4,779	125,114
NVR, Inc.*	475	724,480
Tempur Sealy International, Inc.*	7,616	544,011
Toll Brothers, Inc.*	19,813	678,397
TRI Pointe Group, Inc.*	17,764	232,531
Tupperware Brands Corp.	6,125	303,126

		3,944,928

Internet & Catalog Retail (0.1%)
HSN, Inc.	3,954	226,327

Leisure Products (0.9%)
Brunswick Corp.	11,300	541,157
Polaris Industries, Inc.	7,545	904,419
Vista Outdoor, Inc.*	7,746	344,155

		1,789,731

Media (1.4%)
AMC Networks, Inc., Class A*	7,477	547,092
Cable One, Inc.*	552	231,520
Cinemark Holdings, Inc.	12,838	417,107
DreamWorks Animation SKG, Inc., Class A*	8,704	151,885
John Wiley & Sons, Inc., Class A	6,072	303,782
Live Nation Entertainment, Inc.*	17,844	428,970
Meredith Corp.	4,628	197,060
New York Times Co., Class A	15,443	182,382
Time, Inc.	13,471	256,622

		2,716,420

Multiline Retail (0.3%)
Big Lots, Inc.	6,374	305,442
J.C. Penney Co., Inc.*	37,499	348,366

		653,808

Specialty Retail (2.8%)
Aaron’s, Inc.	7,860	283,825
Abercrombie & Fitch Co., Class A	8,497	180,052
American Eagle Outfitters, Inc.	22,059	344,782
Ascena Retail Group, Inc.*	20,986	291,915
Cabela’s, Inc.*	6,138	279,893
Chico’s FAS, Inc.	17,071	268,527
CST Brands, Inc.	9,252	311,422
Dick’s Sporting Goods, Inc.	11,482	569,622
Foot Locker, Inc.	17,094	1,230,255
Guess?, Inc.	7,965	170,132
Murphy USA, Inc.*	4,934	271,123
Office Depot, Inc.*	60,638	389,296
Rent-A-Center, Inc.	6,518	158,062
Williams-Sonoma, Inc.	10,344	789,764

		5,538,670

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	6,449	584,537
Deckers Outdoor Corp.*	4,012	232,937
Kate Spade & Co.*	15,680	299,645
Skechers USA, Inc., Class A*	5,237	702,177

		1,819,296

Total Consumer Discretionary		24,618,943

Consumer Staples (4.1%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	1,201	252,943

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	4,778	491,752
SUPERVALU, Inc.*	32,417	232,754
United Natural Foods, Inc.*	6,177	299,646

		1,024,152

Food Products (2.2%)
Dean Foods Co.	11,511	190,162
Flowers Foods, Inc.	22,596	559,025
Hain Celestial Group, Inc.*	12,629	651,656
Ingredion, Inc.	8,775	766,145
Lancaster Colony Corp.	2,423	236,194
Post Holdings, Inc.*	7,489	442,600
Tootsie Roll Industries, Inc.	2,169	67,868
TreeHouse Foods, Inc.*	5,313	413,298
WhiteWave Foods Co.*	21,571	866,076

		4,193,024

Household Products (0.9%)
Church & Dwight Co., Inc.	16,082	1,349,280
Energizer Holdings, Inc.	7,639	295,706

		1,644,986

Personal Products (0.4%)
Avon Products, Inc.	53,508	173,901
Edgewell Personal Care Co.	7,667	625,627

		799,528

Total Consumer Staples		7,914,633

Energy (3.1%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.	7,116	105,388
Dril-Quip, Inc.*	4,761	277,186
Helix Energy Solutions Group, Inc.*	12,113	58,021
Nabors Industries Ltd.	35,774	338,064
Noble Corp. plc	29,634	323,307
Oceaneering International, Inc.	11,982	470,653
Oil States International, Inc.*	6,280	164,096
Patterson-UTI Energy, Inc.	18,026	236,862
Rowan Cos., plc, Class A	15,335	247,660

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Superior Energy Services, Inc.	18,482	$233,428

		2,454,665

Oil, Gas & Consumable Fuels (1.8%)
California Resources Corp.	38,086	99,024
Denbury Resources, Inc.	43,739	106,723
Energen Corp.	9,646	480,950
Gulfport Energy Corp.*	13,186	391,360
HollyFrontier Corp.	23,138	1,130,060
QEP Resources, Inc.	19,615	245,776
SM Energy Co.	8,323	266,669
Western Refining, Inc.	8,704	384,020
World Fuel Services Corp.	8,720	312,176
WPX Energy, Inc.*	28,707	190,040

		3,606,798

Total Energy		6,061,463

Financials (24.0%)
Banks (5.2%)
Associated Banc-Corp.	18,328	329,354
BancorpSouth, Inc.	10,573	251,320
Bank of Hawaii Corp.	5,325	338,084
Bank of the Ozarks, Inc.	9,568	418,696
Cathay General Bancorp	9,400	281,624
City National Corp./California	5,988	527,303
Commerce Bancshares, Inc./Missouri	9,823	447,536
Cullen/Frost Bankers, Inc.	6,814	433,234
East West Bancorp, Inc.	17,550	674,271
First Horizon National Corp.	28,649	406,243
First Niagara Financial Group, Inc.	43,319	442,287
FirstMerit Corp.	20,306	358,807
Fulton Financial Corp.	21,430	259,303
Hancock Holding Co.	9,578	259,085
International Bancshares Corp.	6,757	169,128
PacWest Bancorp	12,532	536,495
Prosperity Bancshares, Inc.	8,106	398,086
Signature Bank/New York*	6,237	857,962
SVB Financial Group*	6,355	734,257
Synovus Financial Corp.	16,184	479,046
TCF Financial Corp.	20,690	313,660
Trustmark Corp.	8,302	192,357
Umpqua Holdings Corp.	27,027	440,540
Valley National Bancorp	28,441	279,860
Webster Financial Corp.	11,198	398,985

		10,227,523

Capital Markets (1.9%)
Eaton Vance Corp.	14,405	481,415
Federated Investors, Inc., Class B	11,594	335,067
Janus Capital Group, Inc.	18,049	245,466
Raymond James Financial, Inc.	15,646	776,511
SEI Investments Co.	17,111	825,264
Stifel Financial Corp.*	8,491	357,471
Waddell & Reed Financial, Inc., Class A	10,242	356,114
WisdomTree Investments, Inc.	14,040	226,465

		3,603,773

Consumer Finance (0.2%)
SLM Corp.*	52,298	387,005

Diversified Financial Services (0.7%)
CBOE Holdings, Inc.	10,155	681,197
MSCI, Inc.	12,101	719,526

		1,400,723

Insurance (5.4%)
Alleghany Corp.*	2,003	937,624
American Financial Group, Inc./Ohio	8,829	608,406
Arthur J. Gallagher & Co.	21,414	883,970
Aspen Insurance Holdings Ltd.	7,447	346,062
Brown & Brown, Inc.	14,248	441,261
CNO Financial Group, Inc.	23,494	441,922
Endurance Specialty Holdings Ltd.	7,433	453,636
Everest Reinsurance Group Ltd.	5,462	946,783
First American Financial Corp.	13,226	516,740
Hanover Insurance Group, Inc.	5,451	423,543
HCC Insurance Holdings, Inc.	11,772	911,977
Kemper Corp.	5,876	207,834
Mercury General Corp.	3,792	191,534
Old Republic International Corp.	29,591	462,803
Primerica, Inc.	6,089	274,431
Reinsurance Group of America, Inc.	8,143	737,674
RenaissanceReinsurance Holdings Ltd.	5,674	603,260
StanCorp Financial Group, Inc.	5,208	594,754
W. R. Berkley Corp.	12,103	658,040

		10,642,254

Real Estate Investment Trusts (REITs) (9.5%)
Alexandria Real Estate Equities, Inc. (REIT)	8,897	753,309
American Campus Communities, Inc. (REIT)	13,758	498,590
BioMed Realty Trust, Inc. (REIT)	24,703	493,566
Camden Property Trust (REIT)	10,646	786,739
Care Capital Properties, Inc. (REIT)	10,180	335,227
Communications Sales & Leasing, Inc. (REIT)	14,737	263,792
Corporate Office Properties Trust (REIT)	11,609	244,137
Corrections Corp. of America (REIT)	14,304	422,540
Douglas Emmett, Inc. (REIT)	17,034	489,217
Duke Realty Corp. (REIT)	42,292	805,663
Equity One, Inc. (REIT)	9,059	220,496
Extra Space Storage, Inc. (REIT)	15,095	1,164,730
Federal Realty Investment Trust (REIT)	8,488	1,158,188
Highwoods Properties, Inc. (REIT)	11,568	448,260
Home Properties, Inc. (REIT)	7,136	533,416
Hospitality Properties Trust (REIT)	18,497	473,153
Kilroy Realty Corp. (REIT)	11,301	736,373
Lamar Advertising Co. (REIT), Class A	10,037	523,731
LaSalle Hotel Properties (REIT)	13,883	394,138
Liberty Property Trust (REIT)	18,398	579,721
Mack-Cali Realty Corp. (REIT)	10,912	206,019
Mid-America Apartment Communities, Inc. (REIT)	9,269	758,853
National Retail Properties, Inc. (REIT)	16,413	595,300
Omega Healthcare Investors, Inc. (REIT)	19,788	695,548
Potlatch Corp. (REIT)	4,998	143,892
Rayonier, Inc. (REIT)	15,428	340,496
Regency Centers Corp. (REIT)	11,555	718,143
Senior Housing Properties Trust (REIT)	29,047	470,561
Sovran Self Storage, Inc. (REIT)	4,433	418,032
Tanger Factory Outlet Centers, Inc. (REIT)	11,684	385,222
Taubman Centers, Inc. (REIT)	5,644	389,888
UDR, Inc. (REIT)	32,059	1,105,394
Urban Edge Properties (REIT)	11,367	245,414
Weingarten Realty Investors (REIT)	13,992	463,275
WP GLIMCHER, Inc. (REIT)	22,712	264,822

		18,525,845

Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	5,583	191,664

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Jones Lang LaSalle, Inc.	5,523	$794,042

		985,706

Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	54,404	982,536
Washington Federal, Inc.	11,516	261,989

		1,244,525

Total Financials		47,017,354

Health Care (8.4%)
Biotechnology (0.4%)
United Therapeutics Corp.*	5,601	735,075

Health Care Equipment & Supplies (3.8%)
Align Technology, Inc.*	8,938	507,321
Cooper Cos., Inc.	5,957	886,759
Halyard Health, Inc.*	5,720	162,677
Hill-Rom Holdings, Inc.	6,927	360,135
Hologic, Inc.*	30,016	1,174,526
IDEXX Laboratories, Inc.*	11,271	836,872
ResMed, Inc.	17,232	878,142
Sirona Dental Systems, Inc.*	6,861	640,406
STERIS Corp.	7,369	478,764
Teleflex, Inc.	5,118	635,707
Thoratec Corp.*	6,744	426,625
West Pharmaceutical Services, Inc.	8,834	478,096

		7,466,030

Health Care Providers & Services (2.5%)
Centene Corp.*	14,565	789,860
Community Health Systems, Inc.*	14,406	616,145
Health Net, Inc.*	9,509	572,632
LifePoint Health, Inc.*	5,469	387,752
MEDNAX, Inc.*	11,571	888,537
Molina Healthcare, Inc.*	5,001	344,319
Owens & Minor, Inc.	7,729	246,864
VCA, Inc.*	9,962	524,499
WellCare Health Plans, Inc.*	5,438	468,647

		4,839,255

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	23,180	287,432

Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc., Class A*	2,538	340,879
Bio-Techne Corp.	4,569	422,450
Charles River Laboratories International, Inc.*	5,738	364,478
Mettler-Toledo International, Inc.*	3,402	968,685
PAREXEL International Corp.*	6,786	420,189

		2,516,681

Pharmaceuticals (0.3%)
Akorn, Inc.*	9,727	277,268
Catalent, Inc.*	11,954	290,482

		567,750

Total Health Care		16,412,223

Industrials (13.7%)
Aerospace & Defense (1.5%)
B/E Aerospace, Inc.	12,937	567,934
Esterline Technologies Corp.*	3,821	274,692
Huntington Ingalls Industries, Inc.	5,866	628,542
KLX, Inc.*	6,441	230,201
Orbital ATK, Inc.	7,257	521,561
Teledyne Technologies, Inc.*	4,343	392,173
Triumph Group, Inc.	6,038	254,079

		2,869,182

Airlines (1.1%)
Alaska Air Group, Inc.	15,676	1,245,458
JetBlue Airways Corp.*	38,488	991,836

		2,237,294

Building Products (1.1%)
A.O. Smith Corp.	9,282	605,094
Fortune Brands Home & Security, Inc.	19,559	928,466
Lennox International, Inc.	4,947	560,643

		2,094,203

Commercial Services & Supplies (1.6%)
Clean Harbors, Inc.*	6,502	285,893
Copart, Inc.*	13,329	438,524
Deluxe Corp.	6,147	342,634
Herman Miller, Inc.	7,337	211,599
HNI Corp.	5,441	233,419
MSA Safety, Inc.	3,900	155,883
R.R. Donnelley & Sons Co.	25,523	371,615
Rollins, Inc.	11,514	309,381
Waste Connections, Inc.	15,132	735,112

		3,084,060

Construction & Engineering (0.5%)
AECOM*	18,429	506,982
Granite Construction, Inc.	4,794	142,238
KBR, Inc.	17,637	293,832

		943,052

Electrical Equipment (0.9%)
Acuity Brands, Inc.	5,344	938,299
Hubbell, Inc., Class B	6,216	528,049
Regal Beloit Corp.	5,497	310,306

		1,776,654

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	8,023	701,050

Machinery (3.8%)
AGCO Corp.	9,192	428,623
CLARCOR, Inc.	6,156	293,518
Crane Co.	6,056	282,270
Donaldson Co., Inc.	15,378	431,814
Graco, Inc.	7,103	476,114
IDEX Corp.	9,498	677,208
ITT Corp.	10,956	366,259
Kennametal, Inc.	9,667	240,612
Lincoln Electric Holdings, Inc.	8,363	438,472
Nordson Corp.	7,032	442,594
Oshkosh Corp.	9,544	346,734
Terex Corp.	13,295	238,512
Timken Co.	8,934	245,596
Toro Co.	6,732	474,875
Trinity Industries, Inc.	18,960	429,823
Valmont Industries, Inc.	2,863	271,670
Wabtec Corp.	11,870	1,045,154
Woodward, Inc.	7,012	285,388

		7,415,236

Marine (0.2%)
Kirby Corp.*	6,744	417,791

Professional Services (1.2%)
CEB, Inc.	4,125	281,903
FTI Consulting, Inc.*	5,158	214,109
ManpowerGroup, Inc.	9,416	771,076
Towers Watson & Co., Class A	8,514	999,373

		2,266,461

Road & Rail (0.9%)
Con-way, Inc.	7,025	333,336
Genesee & Wyoming, Inc., Class A*	6,535	386,088
Landstar System, Inc.	5,329	338,232
Old Dominion Freight Line, Inc.*	8,606	524,966

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Werner Enterprises, Inc.	5,466	$137,196

		1,719,818

Trading Companies & Distributors (0.6%)
GATX Corp.	5,284	233,289
MSC Industrial Direct Co., Inc., Class A	5,951	363,189
NOW, Inc.*	13,174	194,975
Watsco, Inc.	3,172	375,819

		1,167,272

Total Industrials		26,692,073

Information Technology (14.7%)
Communications Equipment (0.9%)
ARRIS Group, Inc.*	16,526	429,180
Ciena Corp.*	15,484	320,829
InterDigital, Inc.	4,425	223,905
NetScout Systems, Inc.*	12,320	435,758
Plantronics, Inc.	4,348	221,096
Polycom, Inc.*	16,253	170,331

		1,801,099

Electronic Equipment, Instruments & Components (3.3%)
Arrow Electronics, Inc.*	11,597	641,082
Avnet, Inc.	16,415	700,592
Belden, Inc.	5,210	243,255
Cognex Corp.	10,693	367,518
FEI Co.	5,138	375,280
Ingram Micro, Inc., Class A	19,015	517,969
IPG Photonics Corp.*	4,471	339,662
Jabil Circuit, Inc.	23,758	531,466
Keysight Technologies, Inc.*	20,751	639,961
Knowles Corp.*	10,745	198,030
National Instruments Corp.	12,459	346,236
Tech Data Corp.*	4,355	298,317
Trimble Navigation Ltd.*	31,473	516,787
Vishay Intertechnology, Inc.	16,702	161,842
Zebra Technologies Corp., Class A*	6,410	490,686

		6,368,683

Internet Software & Services (0.2%)
Rackspace Hosting, Inc.*	14,726	363,437

IT Services (3.3%)
Acxiom Corp.*	9,520	188,115
Broadridge Financial Solutions, Inc.	14,536	804,568
Convergys Corp.	12,023	277,852
CoreLogic, Inc.*	10,837	403,462
DST Systems, Inc.	4,148	436,121
Gartner, Inc.*	10,224	858,100
Global Payments, Inc.	7,992	916,922
Jack Henry & Associates, Inc.	9,958	693,176
Leidos Holdings, Inc.	7,854	324,449
MAXIMUS, Inc.	8,107	482,853
NeuStar, Inc., Class A*	4,864	132,349
Science Applications International Corp.	5,133	206,398
VeriFone Systems, Inc.*	14,066	390,050
WEX, Inc.*	4,749	412,403

		6,526,818

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*	77,588	133,451
Atmel Corp.	51,421	414,967
Cree, Inc.*	12,590	305,056
Cypress Semiconductor Corp.*	41,105	350,215
Fairchild Semiconductor International, Inc.*	14,133	198,427
Integrated Device Technology, Inc.*	18,110	367,633
Intersil Corp., Class A	16,155	189,014
Silicon Laboratories, Inc.*	4,887	203,006
SunEdison, Inc.*	38,557	276,839
Synaptics, Inc.*	4,483	369,668
Teradyne, Inc.	25,753	463,812

		3,272,088

Software (4.8%)
ACI Worldwide, Inc.*	14,310	302,227
ANSYS, Inc.*	11,064	975,181
Cadence Design Systems, Inc.*	35,625	736,725
CDK Global, Inc.	19,649	938,829
CommVault Systems, Inc.*	5,167	175,471
FactSet Research Systems, Inc.	5,079	811,675
Fair Isaac Corp.	3,811	322,029
Fortinet, Inc.*	17,769	754,827
Manhattan Associates, Inc.*	9,029	562,507
Mentor Graphics Corp.	12,163	299,575
PTC, Inc.*	13,905	441,345
Rovi Corp.*	10,624	111,446
SolarWinds, Inc.*	8,094	317,609
Solera Holdings, Inc.	8,244	445,176
Synopsys, Inc.*	19,088	881,484
Tyler Technologies, Inc.*	4,197	626,654
Ultimate Software Group, Inc.*	3,545	634,590

		9,337,350

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp.*	12,986	149,989
Diebold, Inc.	7,960	236,969
Lexmark International, Inc., Class A	7,451	215,930
NCR Corp.*	19,271	438,415

		1,041,303

Total Information Technology		28,710,778

Materials (6.0%)
Chemicals (2.9%)
Albemarle Corp.	13,782	607,786
Ashland, Inc.	8,330	838,165
Cabot Corp.	7,707	243,233
Chermours Co.	22,222	143,776
Cytec Industries, Inc.	8,768	647,517
Minerals Technologies, Inc.	4,295	206,847
NewMarket Corp.	1,319	470,883
Olin Corp.	9,519	160,014
PolyOne Corp.	10,854	318,456
RPM International, Inc.	16,303	682,933
Scotts Miracle-Gro Co., Class A	5,593	340,166
Sensient Technologies Corp.	5,602	343,403
Valspar Corp.	9,059	651,161

		5,654,340

Construction Materials (0.2%)
Eagle Materials, Inc.	6,201	424,272

Containers & Packaging (1.3%)
AptarGroup, Inc.	7,709	508,486
Bemis Co., Inc.	11,854	469,063
Greif, Inc., Class A	3,116	99,431
Packaging Corp. of America	12,023	723,304
Silgan Holdings, Inc.	4,981	259,211
Sonoco Products Co.	12,282	463,523

		2,523,018

Metals & Mining (1.3%)
Allegheny Technologies, Inc.	13,363	189,487
Carpenter Technology Corp.	6,057	180,317
Commercial Metals Co.	14,196	192,356
Compass Minerals International, Inc.	4,177	327,352
Reliance Steel & Aluminum Co.	9,024	487,386
Royal Gold, Inc.	8,017	376,639
Steel Dynamics, Inc.	29,674	509,799
United States Steel Corp.	17,940	186,935

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Worthington Industries, Inc.	5,738	$151,942

		2,602,213

Paper & Forest Products (0.3%)
Domtar Corp.	7,683	274,667
Louisiana-Pacific Corp.*	17,531	249,642

		524,309

Total Materials		11,728,152

Telecommunication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	11,465	286,166

Total Telecommunication Services		286,166

Utilities (4.5%)
Electric Utilities (1.7%)
Cleco Corp.	7,430	395,573
Great Plains Energy, Inc.	18,915	511,083
Hawaiian Electric Industries, Inc.	13,199	378,679
IDACORP, Inc.	6,188	400,426
OGE Energy Corp.	24,397	667,502
PNM Resources, Inc.	9,781	274,357
Westar Energy, Inc.	17,317	665,665

		3,293,285

Gas Utilities (1.5%)
Atmos Energy Corp.	12,424	722,828
National Fuel Gas Co.	10,364	517,993
ONE Gas, Inc.	6,389	289,613
Questar Corp.	21,540	418,092
UGI Corp.	21,117	735,294
WGL Holdings, Inc.	6,142	354,209

		3,038,029

Independent Power and Renewable Electricity Producers (0.0%)
Talen Energy Corp.*	7,790	78,679

Multi-Utilities (1.0%)
Alliant Energy Corp.	13,899	812,953
Black Hills Corp.	5,506	227,618
MDU Resources Group, Inc.	23,879	410,719
Vectren Corp.	10,046	422,032

		1,873,322

Water Utilities (0.3%)
Aqua America, Inc.	21,619	572,255

Total Utilities		8,855,570

Total Common Stocks (91.2%) (Cost $145,367,397)		178,297,355

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	48,458	48,458

Total Short-Term Investment (0.0%) (Cost $48,458)		48,458

Total Investments (91.2%) (Cost $145,415,855)		178,345,813
Other Assets Less Liabilities (8.8%)		17,203,951

Net Assets (100%)		$195,549,764

*	Non-income producing.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	127	December-15	$17,773,002	$17,308,830	$(464,172)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$24,618,943	$—	$—	$24,618,943
Consumer Staples	7,914,633	—	—	7,914,633
Energy	6,061,463	—	—	6,061,463
Financials	47,017,354	—	—	47,017,354
Health Care	16,412,223	—	—	16,412,223
Industrials	26,692,073	—	—	26,692,073
Information Technology	28,710,778	—	—	28,710,778
Materials	11,728,152	—	—	11,728,152
Telecommunication Services	286,166	—	—	286,166
Utilities	8,855,570	—	—	8,855,570
Short-Term Investments	48,458	—	—	48,458

Total Assets	$178,345,813	$—	$—	$178,345,813

Liabilities:
Futures	$(464,172)	$—	$—	$(464,172)

Total Liabilities	$(464,172)	$—	$—	$(464,172)

Total	$177,881,641	$—	$—	$177,881,641

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,230,659
Aggregate gross unrealized depreciation	(11,603,201)

Net unrealized appreciation	$32,627,458

Federal income tax cost of investments	$145,718,355

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.1%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	37,965	$757,022
Cooper Tire & Rubber Co.	29,857	1,179,650
Cooper-Standard Holding, Inc.*	7,416	430,128
Dana Holding Corp.	84,561	1,342,829
Dorman Products, Inc.*	14,067	715,870
Drew Industries, Inc.	12,174	664,822
Federal-Mogul Holdings Corp.*	9,805	66,968
Fox Factory Holding Corp.*	5,695	96,018
Gentherm, Inc.*	18,369	825,135
Horizon Global Corp.*	9,564	84,354
Metaldyne Performance Group, Inc.	4,256	89,419
Modine Manufacturing Co.*	17,293	136,096
Motorcar Parts of America, Inc.*	9,046	283,502
Remy International, Inc.	14,990	438,457
Standard Motor Products, Inc.	11,539	402,480
Stoneridge, Inc.*	10,162	125,399
Strattec Security Corp.	1,312	82,735
Superior Industries International, Inc.	7,912	147,796
Tenneco, Inc.*	30,840	1,380,707
Tower International, Inc.*	10,652	253,092

		9,502,479

Automobiles (0.0%)
Winnebago Industries, Inc.	12,607	241,424

Distributors (0.3%)
Core-Mark Holding Co., Inc.	12,110	792,599
Fenix Parts, Inc.*	4,873	32,552
Pool Corp.	21,886	1,582,358
VOXX International Corp.*	6,819	50,597
Weyco Group, Inc.	2,196	59,380

		2,517,486

Diversified Consumer Services (1.0%)
2U, Inc.*	12,011	431,195
American Public Education, Inc.*	9,435	221,251
Apollo Education Group, Inc.*	46,957	519,344
Ascent Capital Group, Inc., Class A*	5,075	138,953
Bridgepoint Education, Inc.*	5,396	41,117
Bright Horizons Family Solutions, Inc.*	19,186	1,232,509
Cambium Learning Group, Inc.*	4,687	22,357
Capella Education Co.	6,335	313,709
Career Education Corp.*	23,722	89,195
Carriage Services, Inc.	6,040	130,404
Chegg, Inc.*	39,278	283,194
Collectors Universe, Inc.	2,757	41,576
DeVry Education Group, Inc.	32,024	871,373
Grand Canyon Education, Inc.*	24,673	937,327
Houghton Mifflin Harcourt Co.*	68,851	1,398,364
K12, Inc.*	14,867	184,945
Liberty Tax, Inc.	1,903	44,321
LifeLock, Inc.*	48,664	426,297
Regis Corp.*	22,863	299,505
Sotheby’s, Inc.	31,761	1,015,717
Steiner Leisure Ltd.*	6,449	407,448
Strayer Education, Inc.*	5,982	328,831
Universal Technical Institute, Inc.	7,735	27,150
Weight Watchers International, Inc.*	16,024	102,233

		9,508,315

Hotels, Restaurants & Leisure (3.2%)
Belmond Ltd., Class A*	54,567	551,672
Biglari Holdings, Inc.*	937	342,698
BJ’s Restaurants, Inc.*	12,149	522,771
Bloomin’ Brands, Inc.	62,533	1,136,850
Bob Evans Farms, Inc.	11,969	518,856
Bojangles’, Inc.*	3,085	52,137
Boyd Gaming Corp.*	43,334	706,344
Bravo Brio Restaurant Group, Inc.*	5,400	60,858
Buffalo Wild Wings, Inc.*	9,797	1,895,034
Caesars Acquisition Co., Class A*	24,197	171,799
Caesars Entertainment Corp.*	28,786	169,550
Carrols Restaurant Group, Inc.*	12,785	152,142
Cheesecake Factory, Inc.	25,379	1,369,451
Churchill Downs, Inc.	7,058	944,431
Chuy’s Holdings, Inc.*	5,918	168,071
ClubCorp Holdings, Inc.	22,293	478,408
Cracker Barrel Old Country Store, Inc.	10,006	1,473,684
Dave & Buster’s Entertainment, Inc.*	11,567	437,580
Del Frisco’s Restaurant Group, Inc.*	10,219	141,942
Denny’s Corp.*	46,168	509,233
Diamond Resorts International, Inc.*	22,524	526,836
DineEquity, Inc.	8,914	817,057
El Pollo Loco Holdings, Inc.*	4,917	53,005
Eldorado Resorts, Inc.*	11,568	104,343
Empire Resorts, Inc.*	5,775	24,313
Fiesta Restaurant Group, Inc.*	14,624	663,491
Fogo De Chao, Inc.*	1,542	24,055
Habit Restaurants, Inc., Class A*	4,103	87,845
International Speedway Corp., Class A	15,358	487,156
Interval Leisure Group, Inc.	22,191	407,427
Intrawest Resorts Holdings, Inc.*	6,444	55,805
Isle of Capri Casinos, Inc.*	8,719	152,059
J Alexander’s Holdings, Inc.*	6,992	69,714
Jack in the Box, Inc.	18,863	1,453,206
Jamba, Inc.*	5,058	72,077
Kona Grill, Inc.*	2,920	45,990
Krispy Kreme Doughnuts, Inc.*	34,572	505,788
La Quinta Holdings, Inc.*	48,998	773,188
Marcus Corp.	8,778	169,767
Marriott Vacations Worldwide Corp.	13,818	941,559
Monarch Casino & Resort, Inc.*	4,563	81,997
Morgans Hotel Group Co.*	13,657	45,341
Noodles & Co.*	3,700	52,392
Papa John’s International, Inc.	15,561	1,065,617
Papa Murphy’s Holdings, Inc.*	3,317	48,694
Penn National Gaming, Inc.*	44,750	750,905
Pinnacle Entertainment, Inc.*	19,679	665,937
Planet Fitness, Inc., Class A*	5,538	94,921
Popeyes Louisiana Kitchen, Inc.*	11,665	657,439
Potbelly Corp.*	7,810	85,988
Red Robin Gourmet Burgers, Inc.*	7,429	562,672
Ruby Tuesday, Inc.*	22,439	139,346
Ruth’s Hospitality Group, Inc.	17,764	288,487
Scientific Games Corp., Class A*	28,090	293,541
SeaWorld Entertainment, Inc.	34,735	618,630
Shake Shack, Inc., Class A*	2,082	98,687
Sonic Corp.	28,555	655,337
Speedway Motorsports, Inc.	7,154	129,130
Texas Roadhouse, Inc.	36,254	1,348,649
Vail Resorts, Inc.	18,902	1,978,661
Wingstop, Inc.*	2,261	54,219
Zoe’s Kitchen, Inc.*	9,801	387,041

		29,341,823

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	3,815	106,248

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Beazer Homes USA, Inc.*	16,628	$221,651
Cavco Industries, Inc.*	4,602	313,350
Century Communities, Inc.*	5,651	112,172
CSS Industries, Inc.	3,481	91,690
Ethan Allen Interiors, Inc.	14,475	382,285
Flexsteel Industries, Inc.	2,031	63,469
Green Brick Partners, Inc.*	7,396	80,099
Helen of Troy Ltd.*	14,562	1,300,387
Hooker Furniture Corp.	3,722	87,616
Hovnanian Enterprises, Inc., Class A*	41,904	74,170
Installed Building Products, Inc.*	10,058	254,266
iRobot Corp.*	16,371	477,051
KB Home	46,341	627,921
La-Z-Boy, Inc.	26,536	704,796
LGI Homes, Inc.*	5,255	142,883
Libbey, Inc.	12,158	396,472
Lifetime Brands, Inc.	3,847	53,781
M.D.C. Holdings, Inc.	21,382	559,781
M/I Homes, Inc.*	13,168	310,501
Meritage Homes Corp.*	20,483	748,039
NACCO Industries, Inc., Class A	1,527	72,609
New Home Co., Inc.*	3,541	45,856
Ryland Group, Inc.	24,135	985,432
Skullcandy, Inc.*	7,801	43,139
Standard Pacific Corp.*	76,374	610,992
Taylor Morrison Home Corp., Class A*	16,920	315,727
TRI Pointe Group, Inc.*	85,869	1,124,025
Universal Electronics, Inc.*	8,330	350,110
WCI Communities, Inc.*	5,760	130,349
William Lyon Homes, Class A*	7,385	152,131
ZAGG, Inc.*	10,601	71,981

		11,010,979

Internet & Catalog Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	8,937	81,327
Blue Nile, Inc.*	4,289	143,853
Etsy, Inc.*	7,239	99,102
EVINE Live, Inc.*	15,196	39,814
FTD Cos., Inc.*	10,662	317,728
HSN, Inc.	17,229	986,188
Lands’ End, Inc.*	6,017	162,519
Liberty TripAdvisor Holdings, Inc., Class A*	37,384	828,803
Nutrisystem, Inc.	15,230	403,900
Overstock.com, Inc.*	4,413	75,727
PetMed Express, Inc.	7,259	116,870
Shutterfly, Inc.*	19,054	681,180
Travelport Worldwide Ltd.	53,633	709,028
Wayfair, Inc., Class A*	10,132	355,228
zulily, Inc., Class A*	33,106	576,044

		5,577,311

Leisure Products (0.3%)
Arctic Cat, Inc.	4,705	104,357
Black Diamond, Inc.*	8,046	50,529
Callaway Golf Co.	43,539	363,551
Escalade, Inc.	3,412	53,910
JAKKS Pacific, Inc.*	7,530	64,156
Johnson Outdoors, Inc., Class A	1,620	34,182
Malibu Boats, Inc., Class A*	6,380	89,192
Marine Products Corp.	8,631	59,899
MCBC Holdings, Inc.*	2,165	28,058
Nautilus, Inc.*	16,234	243,510
Performance Sports Group Ltd.*	22,890	307,184
Smith & Wesson Holding Corp.*	28,160	475,059
Sturm Ruger & Co., Inc.	9,429	553,388

		2,426,975

Media (1.4%)
AMC Entertainment Holdings, Inc., Class A	12,022	302,834
Carmike Cinemas, Inc.*	14,116	283,590
Central European Media Enterprises Ltd., Class A*	26,936	58,182
Crown Media Holdings, Inc., Class A*	11,744	62,830
Cumulus Media, Inc., Class A*	63,958	45,014
Daily Journal Corp.*	417	77,645
DreamWorks Animation SKG, Inc., Class A*	38,430	670,603
Entercom Communications Corp., Class A*	12,084	122,773
Entravision Communications Corp., Class A	23,409	155,436
Eros International plc*	14,266	387,893
EW Scripps Co., Class A	29,873	527,856
Global Eagle Entertainment, Inc.*	21,775	249,977
Gray Television, Inc.*	30,810	393,136
Harte-Hanks, Inc.	16,488	58,203
Hemisphere Media Group, Inc.*	3,971	54,006
IMAX Corp.*	30,537	1,031,845
Journal Media Group, Inc.	8,675	65,062
Loral Space & Communications, Inc.*	7,094	333,986
Martha Stewart Living Omnimedia, Inc., Class A*	11,416	68,039
MDC Partners, Inc., Class A	23,530	433,658
Media General, Inc.*	48,741	681,887
Meredith Corp.	19,461	828,649
National CineMedia, Inc.	31,681	425,159
New Media Investment Group, Inc.	21,914	338,790
New York Times Co., Class A	72,723	858,859
Nexstar Broadcasting Group, Inc., Class A	16,378	775,498
Reading International, Inc., Class A*	5,974	75,691
Rentrak Corp.*	6,697	362,107
Saga Communications, Inc., Class A	1,189	39,962
Scholastic Corp.	14,352	559,154
SFX Entertainment, Inc.*	8,685	4,428
Sinclair Broadcast Group, Inc., Class A	33,440	846,701
Sizmek, Inc.*	7,259	43,481
Time, Inc.	56,759	1,081,259
Townsquare Media, Inc., Class A*	2,850	27,845
Tribune Publishing Co.	9,719	76,197
World Wrestling Entertainment, Inc., Class A	15,338	259,212

		12,667,447

Multiline Retail (0.4%)
Big Lots, Inc.	25,672	1,230,202
Burlington Stores, Inc.*	38,134	1,946,359
Fred’s, Inc., Class A	13,306	157,676
Ollie’s Bargain Outlet Holdings, Inc.*	3,244	52,456
Tuesday Morning Corp.*	26,078	141,082

		3,527,775

Specialty Retail (2.8%)
Abercrombie & Fitch Co., Class A	35,136	744,532
American Eagle Outfitters, Inc.	101,011	1,578,802

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
America’s Car-Mart, Inc.*	3,087	$102,149
Asbury Automotive Group, Inc.*	13,716	1,113,053
Ascena Retail Group, Inc.*	86,331	1,200,864
Barnes & Noble Education, Inc.*	16,005	203,424
Barnes & Noble, Inc.	25,325	306,686
bebe stores, Inc.	8,317	7,818
Big 5 Sporting Goods Corp.	6,619	68,705
Boot Barn Holdings, Inc.*	4,338	79,949
Buckle, Inc.	15,677	579,579
Build-A-Bear Workshop, Inc.*	5,244	99,059
Caleres, Inc.	23,235	709,365
Cato Corp., Class A	13,795	469,444
Chico’s FAS, Inc.	72,335	1,137,830
Children’s Place, Inc.	10,483	604,555
Christopher & Banks Corp.*	14,186	15,746
Citi Trends, Inc.	5,646	132,003
Conn’s, Inc.*	14,273	343,123
Container Store Group, Inc.*	5,905	83,142
Destination XL Group, Inc.*	12,792	74,322
Express, Inc.*	42,632	761,834
Finish Line, Inc., Class A	25,664	495,315
Five Below, Inc.*	27,326	917,607
Francesca’s Holdings Corp.*	22,137	270,735
Genesco, Inc.*	13,192	752,867
Group 1 Automotive, Inc.	12,538	1,067,611
Guess?, Inc.	33,558	716,799
Haverty Furniture Cos., Inc.	8,402	197,279
Hibbett Sports, Inc.*	13,436	470,394
Kirkland’s, Inc.	6,234	134,280
Lithia Motors, Inc., Class A	12,004	1,297,752
Lumber Liquidators Holdings, Inc.*	14,158	186,036
MarineMax, Inc.*	12,906	182,362
Mattress Firm Holding Corp.*	10,442	436,058
Men’s Wearhouse, Inc.	24,824	1,055,516
Monro Muffler Brake, Inc.	16,389	1,107,077
Outerwall, Inc.	10,198	580,572
Party City Holdco, Inc.*	9,228	147,371
Pep Boys-Manny, Moe & Jack*	27,294	332,714
Pier 1 Imports, Inc.	51,953	358,476
Rent-A-Center, Inc.	27,897	676,502
Restoration Hardware Holdings, Inc.*	17,353	1,619,208
Select Comfort Corp.*	28,663	627,146
Shoe Carnival, Inc.	5,365	127,687
Sonic Automotive, Inc., Class A	18,868	385,285
Sportsman’s Warehouse Holdings, Inc.*	6,880	84,762
Stage Stores, Inc.	19,396	190,857
Stein Mart, Inc.	9,876	95,600
Systemax, Inc.*	6,754	50,587
Tile Shop Holdings, Inc.*	9,918	118,818
Tilly’s, Inc., Class A*	4,177	30,743
Vitamin Shoppe, Inc.*	16,042	523,611
West Marine, Inc.*	5,865	51,495
Winmark Corp.	786	80,895
Zumiez, Inc.*	10,795	168,726

		25,954,727

Textiles, Apparel & Luxury Goods (0.9%)
Cherokee, Inc.*	3,208	49,788
Columbia Sportswear Co.	14,537	854,630
Crocs, Inc.*	39,009	504,191
Culp, Inc.	3,674	117,825
Deckers Outdoor Corp.*	16,877	979,879
G-III Apparel Group Ltd.*	20,405	1,258,172
Iconix Brand Group, Inc.*	25,495	344,692
Movado Group, Inc.	8,389	216,688
Oxford Industries, Inc.	7,617	562,744
Perry Ellis International, Inc.*	4,401	96,646
Sequential Brands Group, Inc.*	9,013	130,418
Steven Madden Ltd.*	29,464	1,078,972
Superior Uniform Group, Inc.	2,487	44,592
Tumi Holdings, Inc.*	28,141	495,845
Unifi, Inc.*	5,354	159,603
Vera Bradley, Inc.*	7,643	96,378
Vince Holding Corp.*	5,535	18,985
Wolverine World Wide, Inc.	54,193	1,172,737

		8,182,785

Total Consumer Discretionary		120,459,526

Consumer Staples (3.0%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	4,696	989,024
Castle Brands, Inc.*	22,606	29,840
Coca-Cola Bottling Co. Consolidated	2,386	461,405
Craft Brew Alliance, Inc.*	3,770	30,047
MGP Ingredients, Inc.	3,908	62,567
National Beverage Corp.*	4,326	132,938

		1,705,821

Food & Staples Retailing (0.8%)
Andersons, Inc.	14,783	503,509
Casey’s General Stores, Inc.	20,126	2,071,368
Chefs’ Warehouse, Inc.*	6,883	97,463
Fairway Group Holdings Corp.*	7,258	7,621
Fresh Market, Inc.*	23,550	531,994
Ingles Markets, Inc., Class A	6,985	334,093
Natural Grocers by Vitamin Cottage, Inc.*	3,202	72,653
PriceSmart, Inc.	10,419	805,805
Smart & Final Stores, Inc.*	8,811	138,421
SpartanNash Co.	19,017	491,589
SUPERVALU, Inc.*	132,298	949,900
United Natural Foods, Inc.*	26,411	1,281,198
Village Super Market, Inc., Class A	2,526	59,639
Weis Markets, Inc.	6,098	254,592

		7,599,845

Food Products (1.5%)
Alico, Inc.	1,362	55,284
Amplify Snack Brands, Inc.*	5,308	56,849
Arcadia Biosciences, Inc.*	3,005	9,165
B&G Foods, Inc.	30,964	1,128,638
Boulder Brands, Inc.*	24,159	197,862
Calavo Growers, Inc.	7,833	349,665
Cal-Maine Foods, Inc.	15,691	856,885
Darling Ingredients, Inc.*	87,095	978,948
Dean Foods Co.	51,283	847,195
Diamond Foods, Inc.*	13,257	409,111
Farmer Bros Co.*	2,887	78,671
Fresh Del Monte Produce, Inc.	16,629	657,012
Freshpet, Inc.*	7,330	76,965
Inventure Foods, Inc.*	7,039	62,506
J&J Snack Foods Corp.	7,731	878,705
John B. Sanfilippo & Son, Inc.	3,045	156,087
Lancaster Colony Corp.	9,755	950,917
Landec Corp.*	9,866	115,136
Lifeway Foods, Inc.*	1,440	15,091
Limoneira Co.	3,973	66,468
Omega Protein Corp.*	7,805	132,451
Post Holdings, Inc.*	30,402	1,796,758

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Sanderson Farms, Inc.	11,546	$791,709
Seaboard Corp.*	130	400,270
Seneca Foods Corp., Class A*	2,648	69,775
Snyder’s-Lance, Inc.	24,483	825,812
Tootsie Roll Industries, Inc.	9,785	306,173
TreeHouse Foods, Inc.*	22,430	1,744,830

		14,014,938

Household Products (0.2%)
Central Garden & Pet Co., Class A*	21,121	340,259
HRG Group, Inc.*	43,813	513,927
Oil-Dri Corp. of America	2,126	48,685
Orchids Paper Products Co.	3,588	93,647
WD-40 Co.	7,301	650,300

		1,646,818

Personal Products (0.1%)
Elizabeth Arden, Inc.*	11,680	136,539
Inter Parfums, Inc.	7,412	183,892
Medifast, Inc.*	4,155	111,603
Natural Health Trends Corp.	3,028	98,955
Nature’s Sunshine Products, Inc.	4,175	50,016
Nutraceutical International Corp.*	3,485	82,281
Revlon, Inc., Class A*	4,846	142,715
Synutra International, Inc.*	8,006	38,029
USANA Health Sciences, Inc.*	3,203	429,298

		1,273,328

Tobacco (0.2%)
Universal Corp.	11,945	592,114
Vector Group Ltd.	46,143	1,043,299

		1,635,413

Total Consumer Staples		27,876,163

Energy (2.6%)
Energy Equipment & Services (0.8%)
Atwood Oceanics, Inc.	32,903	487,293
Basic Energy Services, Inc.*	21,357	70,478
Bristow Group, Inc.	19,203	502,351
C&J Energy Services Ltd.*	31,497	110,869
CARBO Ceramics, Inc.	10,960	208,130
Era Group, Inc.*	7,306	109,371
Exterran Holdings, Inc.	33,446	602,028
Fairmount Santrol Holdings, Inc.*	23,321	62,967
Forum Energy Technologies, Inc.*	31,900	389,499
Geospace Technologies Corp.*	4,683	64,672
Gulfmark Offshore, Inc., Class A	15,515	94,797
Helix Energy Solutions Group, Inc.*	56,340	269,869
Hornbeck Offshore Services, Inc.*	19,992	270,492
Independence Contract Drilling, Inc.*	5,567	27,724
ION Geophysical Corp.*	48,772	19,021
Key Energy Services, Inc.*	70,729	33,243
Matrix Service Co.*	15,484	347,926
McDermott International, Inc.*	130,965	563,150
Natural Gas Services Group, Inc.*	4,398	84,881
Newpark Resources, Inc.*	46,521	238,188
Nordic American Offshore Ltd.	6,743	40,458
North Atlantic Drilling Ltd.*	18,939	14,583
Oil States International, Inc.*	26,097	681,915
Parker Drilling Co.*	44,057	115,870
PHI, Inc. (Non-Voting)*	6,865	129,611
Pioneer Energy Services Corp.*	35,373	74,283
RigNet, Inc.*	5,096	129,948
SEACOR Holdings, Inc.*	10,363	619,811
Seventy Seven Energy, Inc.*	20,396	28,146
Tesco Corp.	17,953	128,184
TETRA Technologies, Inc.*	39,512	233,516
Tidewater, Inc.	23,866	313,599
U.S. Silica Holdings, Inc.	29,359	413,668
Unit Corp.*	25,458	286,657

		7,767,198

Oil, Gas & Consumable Fuels (1.8%)
Abraxas Petroleum Corp.*	48,777	62,435
Adams Resources & Energy, Inc.	640	26,240
Alon USA Energy, Inc.	15,898	287,277
Approach Resources, Inc.*	13,254	24,785
Ardmore Shipping Corp.	6,475	78,218
Bill Barrett Corp.*	27,410	90,453
Bonanza Creek Energy, Inc.*	24,995	101,730
Callon Petroleum Co.*	33,471	244,004
Carrizo Oil & Gas, Inc.*	26,609	812,639
Clayton Williams Energy, Inc.*	3,332	129,315
Clean Energy Fuels Corp.*	39,593	178,168
Cloud Peak Energy, Inc.*	34,730	91,340
Contango Oil & Gas Co.*	9,338	70,969
Delek U.S. Holdings, Inc.	28,968	802,414
DHT Holdings, Inc.	49,429	366,763
Dorian LPG Ltd.*	8,990	92,687
Earthstone Energy, Inc.*	375	5,700
Eclipse Resources Corp.*	34,966	68,184
Energy Fuels, Inc.*	14,623	42,553
Energy XXI Ltd.	53,122	55,778
Erin Energy Corp.*	4,590	17,993
Evolution Petroleum Corp.	8,139	45,171
EXCO Resources, Inc.*	57,905	43,429
Frontline Ltd.*	39,685	106,753
GasLog Ltd.	22,909	220,385
Gastar Exploration, Inc.*	29,396	33,805
Gener8 Maritime, Inc.*	5,569	60,980
Green Plains, Inc.	20,805	404,865
Halcon Resources Corp.*	182,529	96,740
Hallador Energy Co.	7,554	52,500
Isramco, Inc.*	329	32,683
Jones Energy, Inc., Class A*	12,948	62,021
Magnum Hunter Resources Corp.*	120,701	41,038
Matador Resources Co.*	40,108	831,840
Navios Maritime Acquisition Corp.	29,856	105,093
Nordic American Tankers Ltd.	44,398	674,850
Northern Oil and Gas, Inc.*	33,843	149,586
Oasis Petroleum, Inc.*	70,493	611,879
Pacific Ethanol, Inc.*	11,321	73,473
Panhandle Oil and Gas, Inc., Class A	7,639	123,446
Par Petroleum Corp.*	5,615	116,960
Parsley Energy, Inc., Class A*	42,913	646,699
PDC Energy, Inc.*	19,868	1,053,203
Peabody Energy Corp.	140,923	194,474
Penn Virginia Corp.*	38,669	20,495
Renewable Energy Group, Inc.*	16,078	133,126
REX American Resources Corp.*	3,362	170,184
Rex Energy Corp.*	16,989	35,167
Ring Energy, Inc.*	8,171	80,648
RSP Permian, Inc.*	29,183	590,956
Sanchez Energy Corp.*	27,417	168,614
SandRidge Energy, Inc.*	155,920	42,098
Scorpio Tankers, Inc.	92,118	844,722
SemGroup Corp., Class A	22,941	991,969
Ship Finance International Ltd.	33,192	539,370
Solazyme, Inc.*	28,916	75,182
Stone Energy Corp.*	31,554	156,508
Synergy Resources Corp.*	52,545	514,941

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Teekay Tankers Ltd., Class A	46,238	$319,042
TransAtlantic Petroleum Ltd.*	8,650	21,971
Triangle Petroleum Corp.*	30,641	43,510
Ultra Petroleum Corp.*	77,728	496,682
Uranium Energy Corp.*	32,851	32,851
W&T Offshore, Inc.	20,581	61,743
Western Refining, Inc.	35,853	1,581,834
Westmoreland Coal Co.*	9,224	129,966

		16,483,097

Total Energy		24,250,295

Financials (23.3%)
Banks (8.2%)
1st Source Corp.	6,650	204,820
Access National Corp.	2,701	55,019
American National Bankshares, Inc.	2,804	65,754
Ameris Bancorp	16,625	477,969
Ames National Corp.	2,948	67,598
Arrow Financial Corp.	4,570	122,008
Banc of California, Inc.	13,479	165,387
BancFirst Corp.	2,567	161,978
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,032	394,291
Bancorp, Inc.*	12,161	92,667
BancorpSouth, Inc.	50,128	1,191,543
Bank of Marin Bancorp/California	2,057	98,715
Bank of the Ozarks, Inc.	40,520	1,773,155
Banner Corp.	11,686	558,240
Bar Harbor Bankshares	2,354	75,304
BBCN Bancorp, Inc.	41,097	617,277
Berkshire Hills Bancorp, Inc.	16,936	466,417
Blue Hills Bancorp, Inc.	10,439	144,580
BNC Bancorp	14,141	314,354
Boston Private Financial Holdings, Inc.	43,314	506,774
Bridge Bancorp, Inc.	5,161	137,850
Bryn Mawr Bank Corp.	8,958	278,325
BSB Bancorp, Inc./Massachusetts*	3,160	66,802
C1 Financial, Inc.*	2,122	40,424
Camden National Corp.	2,843	114,857
Capital Bank Financial Corp., Class A*	12,562	379,749
Capital City Bank Group, Inc.	3,938	58,755
Cardinal Financial Corp.	18,485	425,340
Cascade Bancorp*	20,880	112,961
Cathay General Bancorp	41,508	1,243,580
CenterState Banks, Inc.	22,585	332,000
Central Pacific Financial Corp.	9,946	208,568
Century Bancorp, Inc./Massachusetts, Class A	1,434	58,450
Chemical Financial Corp.	18,152	587,217
Citizens & Northern Corp.	4,067	79,388
City Holding Co.	8,781	432,903
CNB Financial Corp./Pennsylvania	5,100	92,667
CoBiz Financial, Inc.	13,344	173,605
Columbia Banking System, Inc.	30,264	944,539
Community Bank System, Inc.	21,035	781,871
Community Trust Bancorp, Inc.	7,765	275,735
CommunityOne Bancorp*	5,677	61,709
ConnectOne Bancorp, Inc.	15,179	292,955
CU Bancorp*	6,095	136,894
Customers Bancorp, Inc.*	13,904	357,333
CVB Financial Corp.	54,822	915,527
Eagle Bancorp, Inc.*	15,964	726,362
Enterprise Bancorp, Inc./Massachusetts	2,401	50,349
Enterprise Financial Services Corp.	7,388	185,956
F.N.B. Corp./Pennsylvania	90,257	1,168,828
Farmers Capital Bank Corp.*	2,680	66,598
FCB Financial Holdings, Inc., Class A*	14,213	463,628
Fidelity Southern Corp.	6,507	137,558
Financial Institutions, Inc.	4,972	123,206
First Bancorp, Inc./Maine	5,556	106,120
First Bancorp/North Carolina	7,258	123,386
First BanCorp/Puerto Rico*	51,866	184,643
First Busey Corp.	8,672	172,313
First Business Financial Services, Inc.	3,154	74,182
First Citizens BancShares, Inc./North Carolina, Class A	4,172	942,872
First Commonwealth Financial Corp.	49,896	453,555
First Community Bancshares, Inc./Virginia	6,344	113,558
First Connecticut Bancorp, Inc./Connecticut	6,118	98,622
First Financial Bancorp	31,602	602,966
First Financial Bankshares, Inc.	32,563	1,034,852
First Financial Corp./Indiana	3,944	127,588
First Interstate BancSystem, Inc., Class A	9,690	269,770
First Merchants Corp.	20,829	546,136
First Midwest Bancorp, Inc./Illinois	41,659	730,699
First NBC Bank Holding Co.*	7,782	272,681
First of Long Island Corp.	4,292	116,013
FirstMerit Corp.	83,329	1,472,423
Flushing Financial Corp.	18,162	363,603
Franklin Financial Network, Inc.*	2,018	45,102
Fulton Financial Corp.	88,853	1,075,121
German American Bancorp, Inc.	4,826	141,257
Glacier Bancorp, Inc.	38,366	1,012,479
Great Southern Bancorp, Inc.	4,328	187,402
Great Western Bancorp, Inc.	20,928	530,943
Green Bancorp, Inc.*	3,571	40,924
Guaranty Bancorp	5,466	90,025
Hampton Roads Bankshares, Inc.*	11,687	22,205
Hancock Holding Co.	40,487	1,095,173
Hanmi Financial Corp.	16,634	419,177
Heartland Financial USA, Inc.	9,118	330,892
Heritage Commerce Corp.	7,729	87,647
Heritage Financial Corp./Washington	15,712	295,700
Heritage Oaks Bancorp	8,313	66,172
Hilltop Holdings, Inc.*	38,229	757,317
Home BancShares, Inc./Arkansas	29,671	1,201,676
HomeTrust Bancshares, Inc.*	6,797	126,084
Horizon Bancorp/Indiana	4,112	97,660
IBERIABANK Corp.	18,759	1,091,961
Independent Bank Corp./Massachusetts	14,467	666,929
Independent Bank Corp./Michigan	7,861	116,028
Independent Bank Group, Inc.	3,450	132,584
International Bancshares Corp.	29,282	732,928
Investors Bancorp, Inc.	175,533	2,166,077
Lakeland Bancorp, Inc.	13,403	148,907
Lakeland Financial Corp.	9,300	419,895
LegacyTexas Financial Group, Inc.	24,709	753,130
Live Oak Bancshares, Inc.	1,319	25,905
MainSource Financial Group, Inc.	9,483	193,074

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
MB Financial, Inc.	37,405	$1,220,899
Mercantile Bank Corp.	6,240	129,667
Merchants Bancshares, Inc./Vermont	1,622	47,687
Metro Bancorp, Inc.	4,212	123,791
MidWestOne Financial Group, Inc.	2,662	77,890
National Bank Holdings Corp., Class A	20,535	421,584
National Bankshares, Inc./Virginia	2,474	76,966
National Commerce Corp.*	2,068	49,591
National Penn Bancshares, Inc.	74,720	877,960
NBT Bancorp, Inc.	23,058	621,183
NewBridge Bancorp	13,144	112,118
OFG Bancorp	23,060	201,314
Old National Bancorp/Indiana	61,886	862,072
Old Second Bancorp, Inc.*	8,779	54,693
Opus Bank	4,600	175,904
Pacific Continental Corp.	7,271	96,777
Pacific Premier Bancorp, Inc.*	7,959	161,727
Park National Corp.	6,745	608,534
Park Sterling Corp.	16,436	111,765
Peapack-Gladstone Financial Corp.	5,700	120,669
Penns Woods Bancorp, Inc.	1,629	66,659
Peoples Bancorp, Inc./Ohio	6,541	135,987
Peoples Financial Services Corp.	2,698	94,241
People’s Utah Bancorp	366	5,969
Pinnacle Financial Partners, Inc.	18,149	896,742
Preferred Bank/California	4,267	134,837
PrivateBancorp, Inc.	39,633	1,519,133
Prosperity Bancshares, Inc.	35,853	1,760,741
QCR Holdings, Inc.	4,648	101,652
Renasant Corp.	21,155	694,942
Republic Bancorp, Inc./Kentucky, Class A	4,548	111,653
S&T Bancorp, Inc.	19,153	624,771
Sandy Spring Bancorp, Inc.	13,824	361,912
Seacoast Banking Corp. of Florida*	8,426	123,694
ServisFirst Bancshares, Inc.	11,240	466,797
Sierra Bancorp	4,368	69,713
Simmons First National Corp., Class A	15,132	725,277
South State Corp.	12,393	952,650
Southside Bancshares, Inc.	12,403	341,703
Southwest Bancorp, Inc./Oklahoma	8,549	140,289
Square 1 Financial, Inc., Class A*	6,143	157,722
State Bank Financial Corp.	18,069	373,667
Sterling Bancorp/Delaware	61,157	909,405
Stock Yards Bancorp, Inc.	7,400	268,990
Stonegate Bank	4,202	133,666
Suffolk Bancorp	4,253	116,192
Sun Bancorp, Inc./New Jersey*	2,990	57,378
Talmer Bancorp, Inc., Class A	26,109	434,715
Texas Capital Bancshares, Inc.*	23,146	1,213,313
Tompkins Financial Corp.	8,848	472,129
Towne Bank/Virginia	22,714	428,159
TriCo Bancshares	12,366	303,833
TriState Capital Holdings, Inc.*	8,040	100,259
Triumph Bancorp, Inc.*	5,429	91,207
Trustmark Corp.	35,429	820,890
UMB Financial Corp.	20,418	1,037,439
Umpqua Holdings Corp.	110,631	1,803,285
Union Bankshares Corp.	23,233	557,592
United Bankshares, Inc./West Virginia	34,951	1,327,789
United Community Banks, Inc./Georgia	29,236	597,584
Univest Corp. of Pennsylvania	6,752	129,773
Valley National Bancorp	124,037	1,220,524
Washington Trust Bancorp, Inc.	8,167	314,021
Webster Financial Corp.	46,730	1,664,990
WesBanco, Inc.	18,744	589,499
West Bancorp, Inc.	5,533	103,744
Westamerica Bancorp	13,307	591,363
Western Alliance Bancorp*	42,443	1,303,425
Wilshire Bancorp, Inc.	41,010	431,015
Wintrust Financial Corp.	24,293	1,297,975
Yadkin Financial Corp.	12,554	269,785

		75,546,176

Capital Markets (1.3%)
Actua Corp.*	24,128	283,745
Arlington Asset Investment Corp., Class A	11,953	167,940
Ashford, Inc.*	410	26,014
BGC Partners, Inc., Class A	95,372	783,958
Calamos Asset Management, Inc., Class A	6,666	63,194
CIFC Corp.	2,474	17,689
Cohen & Steers, Inc.	11,240	308,538
Cowen Group, Inc., Class A*	58,028	264,608
Diamond Hill Investment Group, Inc.	1,481	275,525
Evercore Partners, Inc., Class A	18,021	905,375
Fifth Street Asset Management, Inc.	2,570	19,198
Financial Engines, Inc.	27,134	799,639
GAMCO Investors, Inc., Class A	3,527	193,632
Greenhill & Co., Inc.	16,296	463,947
HFF, Inc., Class A	19,937	673,073
Houlihan Lokey, Inc.*	4,298	93,696
INTL FCStone, Inc.*	5,199	128,363
Investment Technology Group, Inc.	18,692	249,351
Janus Capital Group, Inc.	76,326	1,038,034
KCG Holdings, Inc., Class A*	19,322	211,962
Ladenburg Thalmann Financial Services, Inc.*	37,982	80,142
Medley Management, Inc., Class A	2,755	18,238
Moelis & Co., Class A	7,799	204,802
OM Asset Management plc	12,459	192,118
Oppenheimer Holdings, Inc., Class A	3,854	77,119
Piper Jaffray Cos.*	9,324	337,249
Pzena Investment Management, Inc., Class A	6,266	55,767
RCS Capital Corp., Class A*	24,773	20,066
Safeguard Scientifics, Inc.*	7,290	113,287
Stifel Financial Corp.*	35,411	1,490,803
Virtu Financial, Inc., Class A	6,825	156,429
Virtus Investment Partners, Inc.	3,837	385,619
Walter Investment Management Corp.*	22,472	365,170
Westwood Holdings Group, Inc.	3,077	167,235
WisdomTree Investments, Inc.	59,199	954,880
ZAIS Group Holdings, Inc.*	1,347	12,689

		11,599,094

Consumer Finance (0.5%)
Cash America International, Inc.	15,749	440,500
Encore Capital Group, Inc.*	13,090	484,330
Enova International, Inc.*	14,893	152,206
Ezcorp, Inc., Class A*	25,776	159,038
First Cash Financial Services, Inc.*	15,540	622,532
Green Dot Corp., Class A*	21,679	381,550

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
JG Wentworth Co., Class A*	5,952	$29,343
Nelnet, Inc., Class A	12,416	429,718
PRA Group, Inc.*	24,400	1,291,248
Regional Management Corp.*	3,907	60,559
World Acceptance Corp.*	4,418	118,579

		4,169,603

Diversified Financial Services (0.3%)
FNFV Group*	40,486	474,496
GAIN Capital Holdings, Inc.	11,627	84,645
MarketAxess Holdings, Inc.	18,817	1,747,723
Marlin Business Services Corp.	3,245	49,940
NewStar Financial, Inc.*	12,183	99,901
On Deck Capital, Inc.*	4,342	42,986
PHH Corp.*	27,962	394,823
PICO Holdings, Inc.*	8,234	79,705
Resource America, Inc., Class A	5,415	36,010
Tiptree Financial, Inc., Class A	10,020	64,128

		3,074,357

Insurance (2.3%)
Ambac Financial Group, Inc.*	23,492	339,929
American Equity Investment Life Holding Co.	41,711	972,283
AMERISAFE, Inc.	9,799	487,304
Argo Group International Holdings Ltd.	15,241	862,488
Atlas Financial Holdings, Inc.*	4,030	74,555
Baldwin & Lyons, Inc., Class B	3,226	70,004
Citizens, Inc./Texas*	17,611	130,674
CNO Financial Group, Inc.	99,047	1,863,074
Crawford & Co., Class B	9,934	55,730
Donegal Group, Inc., Class A	3,019	42,447
eHealth, Inc.*	6,024	77,167
EMC Insurance Group, Inc.	2,676	62,110
Employers Holdings, Inc.	18,915	421,615
Enstar Group Ltd.*	4,849	727,350
FBL Financial Group, Inc., Class A	5,000	307,600
Federated National Holding Co.	5,142	123,511
Fidelity & Guaranty Life	5,293	129,890
First American Financial Corp.	56,137	2,193,273
Global Indemnity plc*	4,376	114,520
Greenlight Capital Reinsurance Ltd., Class A*	15,188	338,389
Hallmark Financial Services, Inc.*	8,141	93,540
HCI Group, Inc.	3,298	127,863
Heritage Insurance Holdings, Inc.*	12,663	249,841
Horace Mann Educators Corp.	22,292	740,540
Independence Holding Co.	2,370	30,715
Infinity Property & Casualty Corp.	6,260	504,180
James River Group Holdings Ltd.	4,001	107,587
Kansas City Life Insurance Co.	1,206	56,670
Kemper Corp.	21,987	777,680
Maiden Holdings Ltd.	28,235	391,902
MBIA, Inc.*	71,518	434,829
National General Holdings Corp.	21,140	407,791
National Interstate Corp.	2,561	68,327
National Western Life Insurance Co., Class A	1,131	251,874
Navigators Group, Inc.*	5,773	450,179
OneBeacon Insurance Group Ltd., Class A	9,763	137,073
Patriot National, Inc.*	3,536	55,975
Primerica, Inc.	25,958	1,169,927
RLI Corp.	21,792	1,166,526
Safety Insurance Group, Inc.	8,352	452,261
Selective Insurance Group, Inc.	30,494	947,144
State Auto Financial Corp.	5,131	117,038
State National Cos., Inc.	10,882	101,747
Stewart Information Services Corp.	11,937	488,343
Symetra Financial Corp.	37,619	1,190,265
Third Point Reinsurance Ltd.*	41,230	554,544
United Fire Group, Inc.	10,369	363,433
United Insurance Holdings Corp.	6,022	79,189
Universal Insurance Holdings, Inc.	16,825	497,011

		21,407,907

Real Estate Investment Trusts (REITs) (8.4%)
Acadia Realty Trust (REIT)	34,687	1,043,038
AG Mortgage Investment Trust, Inc. (REIT)	11,232	170,951
Agree Realty Corp. (REIT)	9,530	284,470
Alexander’s, Inc. (REIT)	1,130	422,620
Altisource Residential Corp. (REIT)	32,016	445,663
American Assets Trust, Inc. (REIT)	17,573	718,033
American Capital Mortgage Investment Corp. (REIT)	28,257	416,508
American Residential Properties, Inc. (REIT)	18,644	321,982
Anworth Mortgage Asset Corp. (REIT)	58,980	291,361
Apollo Commercial Real Estate Finance, Inc. (REIT)	30,080	472,557
Apollo Residential Mortgage, Inc. (REIT)	16,495	208,827
Ares Commercial Real Estate Corp. (REIT)	11,440	137,166
Armada Hoffler Properties, Inc. (REIT)	11,363	111,017
ARMOUR Residential REIT, Inc. (REIT)	24,674	494,467
Ashford Hospitality Prime, Inc. (REIT)	11,169	156,701
Ashford Hospitality Trust, Inc. (REIT)	43,712	266,643
Bluerock Residential Growth REIT, Inc. (REIT)	8,017	96,044
Campus Crest Communities, Inc. (REIT)	23,636	125,744
Capstead Mortgage Corp. (REIT)	50,807	502,481
CareTrust REIT, Inc. (REIT)	23,563	267,440
CatchMark Timber Trust, Inc. (REIT), Class A	14,041	144,341
Cedar Realty Trust, Inc. (REIT)	31,086	193,044
Chambers Street Properties (REIT)	123,958	804,487
Chatham Lodging Trust (REIT)	20,129	432,371
Chesapeake Lodging Trust (REIT)	31,682	825,633
Colony Capital, Inc. (REIT), Class A	57,622	1,127,086
CorEnergy Infrastructure Trust, Inc. (REIT)	21,571	95,344
CoreSite Realty Corp. (REIT)	12,784	657,609
Cousins Properties, Inc. (REIT)	109,365	1,008,345
CubeSmart (REIT)	86,205	2,345,638
CyrusOne, Inc. (REIT)	33,567	1,096,298
CYS Investments, Inc. (REIT)	88,248	640,680
DCT Industrial Trust, Inc. (REIT)	46,262	1,557,179
DiamondRock Hospitality Co. (REIT)	105,049	1,160,791
DuPont Fabros Technology, Inc. (REIT)	33,395	864,263
Dynex Capital, Inc. (REIT)	20,588	135,057

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Easterly Government Properties, Inc. (REIT)	5,159	$82,286
EastGroup Properties, Inc. (REIT)	17,251	934,659
Education Realty Trust, Inc. (REIT)	25,318	834,228
EPR Properties (REIT)	30,426	1,569,069
Equity One, Inc. (REIT)	37,565	914,332
FelCor Lodging Trust, Inc. (REIT)	71,370	504,586
First Industrial Realty Trust, Inc. (REIT)	55,821	1,169,450
First Potomac Realty Trust (REIT)	34,506	379,566
Franklin Street Properties Corp. (REIT)	50,149	539,102
Geo Group, Inc. (REIT)	38,409	1,142,284
Getty Realty Corp. (REIT)	8,999	142,184
Gladstone Commercial Corp. (REIT)	7,863	110,947
Government Properties Income Trust (REIT)	32,912	526,592
Gramercy Property Trust, Inc. (REIT)	28,306	587,916
Great Ajax Corp. (REIT)	2,258	27,931
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	16,583	285,559
Hatteras Financial Corp. (REIT)	53,025	803,329
Healthcare Realty Trust, Inc. (REIT)	53,626	1,332,606
Hersha Hospitality Trust (REIT)	26,624	603,300
Highwoods Properties, Inc. (REIT)#	49,463	1,916,691
Hudson Pacific Properties, Inc. (REIT)	38,003	1,094,106
Independence Realty Trust, Inc. (REIT)	12,266	88,439
InfraREIT, Inc. (REIT)	11,763	278,548
Inland Real Estate Corp. (REIT)	52,150	422,415
Invesco Mortgage Capital, Inc. (REIT)	66,417	812,944
Investors Real Estate Trust (REIT)	64,687	500,677
iStar, Inc. (REIT)*	48,218	606,582
Kite Realty Group Trust (REIT)	42,657	1,015,663
Ladder Capital Corp. (REIT)	20,215	289,479
LaSalle Hotel Properties (REIT)	58,408	1,658,203
Lexington Realty Trust (REIT)	112,825	913,883
LTC Properties, Inc. (REIT)	18,919	807,274
Mack-Cali Realty Corp. (REIT)	45,190	853,187
Medical Properties Trust, Inc. (REIT)	117,617	1,300,844
Monmouth Real Estate Investment Corp. (REIT)	32,280	314,730
Monogram Residential Trust, Inc. (REIT)	85,060	791,909
National Health Investors, Inc. (REIT)	19,677	1,131,231
National Storage Affiliates Trust (REIT)	8,873	120,229
New Residential Investment Corp. (REIT)	114,656	1,501,994
New Senior Investment Group, Inc. (REIT)	40,817	426,946
New York Mortgage Trust, Inc. (REIT)	59,217	325,101
New York REIT, Inc. (REIT)	82,844	833,411
NexPoint Residential Trust, Inc. (REIT)	7,248	96,833
One Liberty Properties, Inc. (REIT)	6,062	129,302
Orchid Island Capital, Inc. (REIT)	8,290	76,683
Parkway Properties, Inc. (REIT)	44,288	689,121
Pebblebrook Hotel Trust (REIT)	38,149	1,352,382
Pennsylvania Real Estate Investment Trust (REIT)	35,044	694,923
PennyMac Mortgage Investment Trust (REIT)	28,570	441,978
Physicians Realty Trust (REIT)	34,351	518,357
Potlatch Corp. (REIT)	20,535	591,203
Preferred Apartment Communities, Inc. (REIT), Class A	8,581	93,361
PS Business Parks, Inc. (REIT)	10,421	827,219
QTS Realty Trust, Inc. (REIT), Class A	13,858	605,456
RAIT Financial Trust (REIT)	45,672	226,533
Ramco-Gershenson Properties Trust (REIT)	44,101	661,956
Redwood Trust, Inc. (REIT)	45,142	624,765
Resource Capital Corp. (REIT)	17,999	201,049
Retail Opportunity Investments Corp. (REIT)	51,079	844,847
Rexford Industrial Realty, Inc. (REIT)	29,370	405,012
RLJ Lodging Trust (REIT)	66,804	1,688,137
Rouse Properties, Inc. (REIT)	20,314	316,492
Ryman Hospitality Properties, Inc. (REIT)	22,621	1,113,632
Sabra Health Care REIT, Inc. (REIT)	32,461	752,446
Saul Centers, Inc. (REIT)	5,560	287,730
Select Income REIT (REIT)	31,810	604,708
Silver Bay Realty Trust Corp. (REIT)	20,684	331,151
Sovran Self Storage, Inc. (REIT)	18,111	1,707,867
STAG Industrial, Inc. (REIT)	31,943	581,682
Starwood Waypoint Residential Trust (REIT)	5,500	131,065
STORE Capital Corp. (REIT)	18,775	387,892
Strategic Hotels & Resorts, Inc. (REIT)*	139,122	1,918,492
Summit Hotel Properties, Inc. (REIT)	46,485	542,480
Sun Communities, Inc. (REIT)	24,444	1,656,325
Sunstone Hotel Investors, Inc. (REIT)	110,165	1,457,483
Terreno Realty Corp. (REIT)	21,974	431,569
UMH Properties, Inc. (REIT)	8,505	79,097
United Development Funding IV (REIT)	15,318	269,597
Universal Health Realty Income Trust (REIT)	4,041	189,685
Urban Edge Properties (REIT)	41,935	905,377
Urstadt Biddle Properties, Inc. (REIT), Class A	11,545	216,353
Washington Real Estate Investment Trust (REIT)	35,081	874,569
Western Asset Mortgage Capital Corp. (REIT)	24,381	307,444
Whitestone REIT (REIT)	9,269	106,872
Xenia Hotels & Resorts, Inc. (REIT)	56,480	986,141

		77,461,557

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	25,491	875,106
Altisource Asset Management Corp.*	539	12,909
Altisource Portfolio Solutions S.A.*	4,872	116,149
AV Homes, Inc.*	6,292	85,068
Consolidated-Tomoka Land Co.	2,170	108,066
Forestar Group, Inc.*	19,274	253,453
FRP Holdings, Inc.*	2,381	71,763
Kennedy-Wilson Holdings, Inc.	47,008	1,042,167
Marcus & Millichap, Inc.*	6,432	295,808
RE/MAX Holdings, Inc., Class A	4,416	158,888

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
St. Joe Co.*	17,495	$334,679
Tejon Ranch Co.*	5,781	126,084

		3,480,140

Thrifts & Mortgage Finance (1.9%)
Anchor BanCorp Wisconsin, Inc.*	2,835	120,743
Astoria Financial Corp.	47,052	757,537
Bank Mutual Corp.	16,856	129,454
BankFinancial Corp.	6,219	77,302
BBX Capital Corp., Class A*	1,086	17,485
Bear State Financial, Inc.*	4,264	37,950
Beneficial Bancorp, Inc.*	41,454	549,680
BofI Holding, Inc.*	7,746	997,917
Brookline Bancorp, Inc.	38,055	385,878
Capitol Federal Financial, Inc.	70,888	859,163
Charter Financial Corp./Maryland	6,169	78,223
Clifton Bancorp, Inc.	9,769	135,594
Dime Community Bancshares, Inc.	15,812	267,223
Essent Group Ltd.*	27,840	691,824
EverBank Financial Corp.	49,593	957,145
Federal Agricultural Mortgage Corp., Class C	3,927	101,827
First Defiance Financial Corp.	3,299	120,611
Flagstar Bancorp, Inc.*	7,067	145,298
Fox Chase Bancorp, Inc.	4,341	75,360
Hingham Institution for Savings	508	58,943
HomeStreet, Inc.*	8,220	189,882
Impac Mortgage Holdings, Inc.*	3,154	51,568
Kearny Financial Corp.	46,940	538,402
LendingTree, Inc.*	2,092	194,619
Meridian Bancorp, Inc.	27,447	375,200
Meta Financial Group, Inc.	2,546	106,346
MGIC Investment Corp.*	171,582	1,588,849
Nationstar Mortgage Holdings, Inc.*	20,179	279,883
NMI Holdings, Inc., Class A*	17,731	134,756
Northfield Bancorp, Inc.	24,888	378,546
Northwest Bancshares, Inc.	54,678	710,814
OceanFirst Financial Corp.	5,433	93,556
Ocwen Financial Corp.*	54,649	366,695
Oritani Financial Corp.	23,387	365,305
PennyMac Financial Services, Inc., Class A*	2,508	40,128
Provident Financial Services, Inc.	34,351	669,844
Radian Group, Inc.	98,984	1,574,835
Stonegate Mortgage Corp.*	5,794	41,195
Territorial Bancorp, Inc.	2,866	74,631
TrustCo Bank Corp.	48,269	281,891
United Community Financial Corp./Ohio	18,357	91,785
United Financial Bancorp, Inc.	28,268	368,897
Walker & Dunlop, Inc.*	13,473	351,376
Washington Federal, Inc.	48,226	1,097,141
Waterstone Financial, Inc.	10,103	136,188
WSFS Financial Corp.	15,849	456,610

		17,124,099

Total Financials		213,862,933

Health Care (14.0%)
Biotechnology (5.4%)
Abeona Therapeutics, Inc.*	5,561	22,522
ACADIA Pharmaceuticals, Inc.*	39,999	1,322,767
Acceleron Pharma, Inc.*	10,975	273,278
Achillion Pharmaceuticals, Inc.*	60,526	418,235
Acorda Therapeutics, Inc.*	23,186	614,661
Adamas Pharmaceuticals, Inc.*	3,711	62,122
Aduro Biotech, Inc.*	5,346	103,552
Advaxis, Inc.*	15,541	158,984
Aegerion Pharmaceuticals, Inc.*	15,039	204,530
Affimed N.V.*	5,553	34,262
Agenus, Inc.*	38,678	177,919
Aimmune Therapeutics, Inc.*	3,993	101,103
Akebia Therapeutics, Inc.*	8,470	81,820
Alder Biopharmaceuticals, Inc.*	11,474	375,888
AMAG Pharmaceuticals, Inc.*	8,971	356,418
Amicus Therapeutics, Inc.*	58,677	820,891
Anacor Pharmaceuticals, Inc.*	20,632	2,428,593
Anthera Pharmaceuticals, Inc.*	14,398	87,684
Applied Genetic Technologies Corp.*	3,059	40,195
Ardelyx, Inc.*	5,840	100,915
Arena Pharmaceuticals, Inc.*	125,119	238,977
ARIAD Pharmaceuticals, Inc.*	91,530	534,535
Array BioPharma, Inc.*	73,715	336,140
Arrowhead Research Corp.*	21,717	125,090
Asterias Biotherapeutics, Inc.*	3,763	14,563
Atara Biotherapeutics, Inc.*	8,121	255,324
aTyr Pharma, Inc.*	2,251	23,095
Avalanche Biotechnologies, Inc.*	7,101	58,512
Axovant Sciences Ltd.*	4,820	62,274
Bellicum Pharmaceuticals, Inc.*	6,269	91,089
BioCryst Pharmaceuticals, Inc.*	38,925	443,745
BioSpecifics Technologies Corp.*	1,808	78,720
BioTime, Inc.*	19,704	59,112
Blueprint Medicines Corp.*	5,907	126,055
Calithera Biosciences, Inc.*	4,031	21,888
Cara Therapeutics, Inc.*	7,038	100,573
Catabasis Pharmaceuticals, Inc.*	917	7,419
Catalyst Pharmaceuticals, Inc.*	28,398	85,194
Celldex Therapeutics, Inc.*	50,522	532,502
Cellular Biomedicine Group, Inc.*	3,548	60,068
Cepheid, Inc.*	36,223	1,637,280
Chelsea Therapeutics International Ltd.*†	15,200	912
ChemoCentryx, Inc.*	10,297	62,297
Chiasma, Inc.*	2,438	48,468
Chimerix, Inc.*	22,319	852,586
Cidara Therapeutics, Inc.*	1,804	22,947
Clovis Oncology, Inc.*	14,400	1,324,224
Coherus Biosciences, Inc.*	11,901	238,496
Concert Pharmaceuticals, Inc.*	5,640	105,863
CorMedix, Inc.*	13,405	26,676
CTI BioPharma Corp.*	60,091	87,733
Curis, Inc.*	40,153	81,109
Cytokinetics, Inc.*	12,078	80,802
CytRx Corp.*	21,835	51,749
Dicerna Pharmaceuticals, Inc.*	5,466	44,876
Dyax Corp.*	74,237	1,417,184
Dynavax Technologies Corp.*	18,419	452,002
Eagle Pharmaceuticals, Inc.*	4,363	322,993
Emergent BioSolutions, Inc.*	16,504	470,199
Enanta Pharmaceuticals, Inc.*	7,715	278,820
Epizyme, Inc.*	14,679	188,772
Esperion Therapeutics, Inc.*	6,682	157,628
Exact Sciences Corp.*	48,215	867,388
Exelixis, Inc.*	112,948	633,638
Fibrocell Science, Inc.*	9,727	37,449
FibroGen, Inc.*	24,242	531,385
Five Prime Therapeutics, Inc.*	11,150	171,599
Flexion Therapeutics, Inc.*	5,029	74,731

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Foundation Medicine, Inc.*	6,571	$121,235
Galena Biopharma, Inc.*	58,561	92,526
Genocea Biosciences, Inc.*	7,404	50,717
Genomic Health, Inc.*	9,580	202,713
Geron Corp.*	83,665	230,915
Global Blood Therapeutics, Inc.*	2,482	104,641
Halozyme Therapeutics, Inc.*	56,644	760,729
Heron Therapeutics, Inc.*	13,936	340,038
Idera Pharmaceuticals, Inc.*	30,989	103,813
Ignyta, Inc.*	7,639	67,070
Immune Design Corp.*	4,054	49,459
ImmunoGen, Inc.*	43,872	421,171
Immunomedics, Inc.*	43,136	74,194
Infinity Pharmaceuticals, Inc.*	29,044	245,422
Inovio Pharmaceuticals, Inc.*	35,654	206,080
Insmed, Inc.*	31,551	585,902
Insys Therapeutics, Inc.*	11,397	324,359
Invitae Corp.*	2,728	19,696
Ironwood Pharmaceuticals, Inc.*	67,388	702,183
Karyopharm Therapeutics, Inc.*	10,592	111,534
Keryx Biopharmaceuticals, Inc.*	52,160	183,603
Kite Pharma, Inc.*	14,568	811,146
KYTHERA Biopharmaceuticals, Inc.*	13,041	977,814
La Jolla Pharmaceutical Co.*	4,800	133,392
Lexicon Pharmaceuticals, Inc.*	19,697	211,546
Ligand Pharmaceuticals, Inc.*	9,369	802,455
Lion Biotechnologies, Inc.*	16,225	93,456
Loxo Oncology, Inc.*	2,761	48,262
MacroGenics, Inc.*	15,492	331,839
MannKind Corp.*	131,920	423,463
Medgenics, Inc.*	5,781	45,207
Merrimack Pharmaceuticals, Inc.*	59,415	505,622
MiMedx Group, Inc.*	59,550	574,658
Mirati Therapeutics, Inc.*	5,575	191,892
Momenta Pharmaceuticals, Inc.*	32,826	538,675
Myriad Genetics, Inc.*	34,953	1,310,038
NantKwest, Inc.*	2,190	25,097
Natera, Inc.*	3,288	35,675
Navidea Biopharmaceuticals, Inc.*	56,412	128,619
Neurocrine Biosciences, Inc.*	44,049	1,752,710
NewLink Genetics Corp.*	10,940	392,090
Nivalis Therapeutics, Inc.*	1,420	18,417
Northwest Biotherapeutics, Inc.*	25,278	157,988
Novavax, Inc.*	137,948	975,292
Ocata Therapeutics, Inc.*	13,874	57,993
OncoMed Pharmaceuticals, Inc.*	7,469	123,911
Oncothyreon, Inc.*	33,546	91,916
Ophthotech Corp.*	12,108	490,616
Orexigen Therapeutics, Inc.*	56,473	119,158
Organovo Holdings, Inc.*	31,350	84,018
Osiris Therapeutics, Inc.*	8,314	153,560
Otonomy, Inc.*	5,319	94,731
OvaScience, Inc.*	10,944	92,915
PDL BioPharma, Inc.	93,230	468,947
Peregrine Pharmaceuticals, Inc.*	70,877	72,295
Pfenex, Inc.*	5,894	88,469
Portola Pharmaceuticals, Inc.*	23,359	995,561
Progenics Pharmaceuticals, Inc.*	36,084	206,401
Proteon Therapeutics, Inc.*	2,666	37,084
Prothena Corp. plc*	15,340	695,516
PTC Therapeutics, Inc.*	17,182	458,759
Radius Health, Inc.*	16,111	1,116,653
Raptor Pharmaceutical Corp.*	42,129	254,881
Regulus Therapeutics, Inc.*	14,170	92,672
Repligen Corp.*	17,851	497,150
Retrophin, Inc.*	16,920	342,799
Rigel Pharmaceuticals, Inc.*	33,677	83,182
Sage Therapeutics, Inc.*	6,701	283,586
Sangamo BioSciences, Inc.*	37,002	208,691
Sarepta Therapeutics, Inc.*	22,473	721,608
Seres Therapeutics, Inc.*	2,989	88,594
Sorrento Therapeutics, Inc.*	15,287	128,258
Spark Therapeutics, Inc.*	4,191	174,890
Spectrum Pharmaceuticals, Inc.*	23,588	141,056
Stemline Therapeutics, Inc.*	5,559	49,086
Synergy Pharmaceuticals, Inc.*	50,883	269,680
Synta Pharmaceuticals Corp.*	32,573	56,677
T2 Biosystems, Inc.*	3,214	28,155
TESARO, Inc.*	11,655	467,366
TG Therapeutics, Inc.*	17,917	180,603
Threshold Pharmaceuticals, Inc.*	22,432	91,298
Tobira Therapeutics, Inc.*	820	7,921
Tokai Pharmaceuticals, Inc.*	3,407	35,263
Trevena, Inc.*	10,771	111,480
Trovagene, Inc.*	10,608	60,360
Ultragenyx Pharmaceutical, Inc.*	19,031	1,832,876
Vanda Pharmaceuticals, Inc.*	21,694	244,708
Verastem, Inc.*	11,710	20,961
Versartis, Inc.*	8,091	93,289
Vitae Pharmaceuticals, Inc.*	4,760	52,408
Vital Therapies, Inc.*	5,960	24,078
vTv Therapeutics, Inc., Class A*	1,704	11,110
XBiotech, Inc.*	3,366	50,288
Xencor, Inc.*	14,397	176,075
XOMA Corp.*	48,978	36,817
Zafgen, Inc.*	7,447	237,932
ZIOPHARM Oncology, Inc.*	54,741	493,216

		49,891,890

Health Care Equipment & Supplies (3.5%)
Abaxis, Inc.	11,924	524,537
ABIOMED, Inc.*	21,244	1,970,593
Accuray, Inc.*	41,607	207,827
Analogic Corp.	6,933	568,783
AngioDynamics, Inc.*	12,661	166,999
Anika Therapeutics, Inc.*	7,615	242,385
Antares Pharma, Inc.*	74,922	127,367
AtriCure, Inc.*	14,851	325,385
Atrion Corp.	732	274,471
Cantel Medical Corp.	18,742	1,062,671
Cardiovascular Systems, Inc.*	16,432	260,283
Cerus Corp.*	48,454	219,981
ConforMIS, Inc.*	3,485	62,939
CONMED Corp.	13,975	667,167
Corindus Vascular Robotics, Inc.*	8,504	26,277
CryoLife, Inc.	9,746	94,829
Cutera, Inc.*	5,695	74,491
Cyberonics, Inc.*	13,527	822,171
Cynosure, Inc., Class A*	11,977	359,789
EndoChoice Holdings, Inc.*	1,905	21,641
Endologix, Inc.*	38,452	471,422
Entellus Medical, Inc.*	2,207	39,770
Exactech, Inc.*	4,682	81,607
GenMark Diagnostics, Inc.*	22,049	173,526
Glaukos Corp.*	2,513	60,790
Globus Medical, Inc., Class A*	35,052	724,174
Greatbatch, Inc.*	12,934	729,736

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Haemonetics Corp.*	28,219	$912,038
Halyard Health, Inc.*	23,675	673,317
HeartWare International, Inc.*	9,284	485,646
ICU Medical, Inc.*	7,310	800,445
Inogen, Inc.*	8,044	390,536
Insulet Corp.*	29,620	767,454
Integra LifeSciences Holdings Corp.*	14,145	842,335
Invacare Corp.	17,242	249,492
InVivo Therapeutics Holdings Corp.*	9,794	84,424
Invuity, Inc.*	1,364	19,123
iRadimed Corp.*	1,051	25,602
K2M Group Holdings, Inc.*	11,765	218,829
Lantheus Holdings, Inc.*	4,034	17,346
LDR Holding Corp.*	12,395	427,999
LeMaitre Vascular, Inc.	4,236	51,637
Masimo Corp.*	22,938	884,489
Meridian Bioscience, Inc.	21,238	363,170
Merit Medical Systems, Inc.*	24,915	595,718
Natus Medical, Inc.*	16,719	659,565
Neogen Corp.*	19,696	886,123
Nevro Corp.*	8,355	387,588
NuVasive, Inc.*	25,376	1,223,631
NxStage Medical, Inc.*	35,788	564,377
OraSure Technologies, Inc.*	31,411	139,465
Orthofix International N.V.*	11,459	386,741
Oxford Immunotec Global plc*	7,281	98,294
Quidel Corp.*	17,444	329,343
Rockwell Medical, Inc.*	25,778	198,748
RTI Surgical, Inc.*	20,883	118,615
SeaSpine Holdings Corp.*	4,418	71,572
Second Sight Medical Products, Inc.*	9,650	57,225
Sientra, Inc.*	2,572	26,106
Spectranetics Corp.*	23,376	275,603
STAAR Surgical Co.*	14,034	108,904
STERIS Corp.	30,294	1,968,201
SurModics, Inc.*	8,709	190,205
Tandem Diabetes Care, Inc.*	6,430	56,648
Thoratec Corp.*	27,823	1,760,083
Tornier N.V.*	19,876	405,272
TransEnterix, Inc.*	14,673	33,161
Unilife Corp.*	43,111	42,244
Utah Medical Products, Inc.	1,543	83,121
Vascular Solutions, Inc.*	8,923	289,194
Veracyte, Inc.*	4,741	22,235
West Pharmaceutical Services, Inc.	36,456	1,972,999
Wright Medical Group, Inc.*	26,249	551,754
Zeltiq Aesthetics, Inc.*	15,353	491,757

		31,569,985

Health Care Providers & Services (2.6%)
AAC Holdings, Inc.*	4,794	106,666
Aceto Corp.	15,873	435,714
Addus HomeCare Corp.*	2,248	70,025
Adeptus Health, Inc., Class A*	3,161	255,282
Air Methods Corp.*	20,140	686,573
Alliance HealthCare Services, Inc.*	1,970	19,227
Almost Family, Inc.*	2,665	106,733
Amedisys, Inc.*	14,107	535,643
AMN Healthcare Services, Inc.*	25,820	774,858
Amsurg Corp.*	23,914	1,858,357
BioScrip, Inc.*	24,323	45,484
BioTelemetry, Inc.*	9,823	120,234
Capital Senior Living Corp.*	15,632	313,422
Chemed Corp.	8,886	1,186,014
Civitas Solutions, Inc.*	7,617	174,582
CorVel Corp.*	3,497	112,953
Cross Country Healthcare, Inc.*	11,421	155,440
Diplomat Pharmacy, Inc.*	18,286	525,357
Ensign Group, Inc.	13,824	589,317
ExamWorks Group, Inc.*	20,340	594,742
Five Star Quality Care, Inc.*	15,142	46,789
Genesis Healthcare, Inc.*	20,111	123,280
Hanger, Inc.*	20,089	274,014
HealthEquity, Inc.*	18,294	540,588
HealthSouth Corp.	46,104	1,769,010
Healthways, Inc.*	18,299	203,485
IPC Healthcare, Inc.*	8,833	686,236
Kindred Healthcare, Inc.	41,997	661,453
Landauer, Inc.	5,894	218,019
LHC Group, Inc.*	7,294	326,552
Magellan Health, Inc.*	13,776	763,604
Molina Healthcare, Inc.*	19,689	1,355,588
National HealthCare Corp.	6,026	366,923
National Research Corp., Class A	8,229	98,254
Nobilis Health Corp.*	11,478	59,915
Owens & Minor, Inc.	32,945	1,052,263
PharMerica Corp.*	16,806	478,467
Providence Service Corp.*	6,787	295,777
RadNet, Inc.*	12,806	71,073
Select Medical Holdings Corp.	52,809	569,809
Surgical Care Affiliates, Inc.*	10,923	357,073
Team Health Holdings, Inc.*	36,389	1,966,098
Teladoc, Inc.*	3,341	74,471
Triple-S Management Corp., Class B*	12,502	222,661
Trupanion, Inc.*	5,373	40,566
U.S. Physical Therapy, Inc.	6,396	287,116
Universal American Corp.*	23,608	161,479
WellCare Health Plans, Inc.*	22,202	1,913,368

		23,650,554

Health Care Technology (0.5%)
Castlight Health, Inc., Class B*	21,916	92,047
Computer Programs & Systems, Inc.	6,797	286,358
Connecture, Inc.*	2,717	12,390
Evolent Health, Inc., Class A*	4,563	72,826
HealthStream, Inc.*	12,233	266,802
HMS Holdings Corp.*	45,598	399,894
Imprivata, Inc.*	3,652	64,896
MedAssets, Inc.*	32,274	647,416
Medidata Solutions, Inc.*	28,950	1,219,085
Merge Healthcare, Inc.*	36,032	255,827
Omnicell, Inc.*	19,864	617,770
Press Ganey Holdings, Inc.*	5,992	177,303
Quality Systems, Inc.	27,403	341,989
Vocera Communications, Inc.*	9,514	108,555

		4,563,158

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.*	11,942	193,222
Affymetrix, Inc.*	44,485	379,902
Albany Molecular Research, Inc.*	13,176	229,526
Cambrex Corp.*	16,103	638,967
Fluidigm Corp.*	14,823	120,215
Furiex Pharmaceuticals, Inc.*†	2,644	19,374
Harvard Bioscience, Inc.*	10,923	41,289
INC Research Holdings, Inc., Class A*	6,935	277,400
Luminex Corp.*	21,396	361,806
NanoString Technologies, Inc.*	4,988	79,808
NeoGenomics, Inc.*	18,865	108,096

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Pacific Biosciences of California, Inc.*	21,835	$79,916
PAREXEL International Corp.*	27,747	1,718,094
PRA Health Sciences, Inc.*	10,251	398,046
Sequenom, Inc.*	45,632	79,856

		4,725,517

Pharmaceuticals (1.5%)
Aerie Pharmaceuticals, Inc.*	7,696	136,527
Agile Therapeutics, Inc.*	3,997	26,940
Alimera Sciences, Inc.*	12,055	26,641
Amphastar Pharmaceuticals, Inc.*	16,257	190,044
ANI Pharmaceuticals, Inc.*	4,281	169,142
Aratana Therapeutics, Inc.*	15,495	131,088
Assembly Biosciences, Inc.*	5,382	51,452
BioDelivery Sciences International, Inc.*	25,076	139,423
Carbylan Therapeutics, Inc.*	4,486	16,015
Catalent, Inc.*	21,209	515,379
Cempra, Inc.*	15,448	430,072
Collegium Pharmaceutical, Inc.*	2,921	64,583
Corcept Therapeutics, Inc.*	26,857	100,982
Corium International, Inc.*	4,492	42,000
Depomed, Inc.*	31,588	595,434
Dermira, Inc.*	8,264	192,882
Durect Corp.*	42,081	82,058
Endocyte, Inc.*	14,650	67,097
Flex Pharma, Inc.*	2,289	27,491
Foamix Pharmaceuticals Ltd.*	8,655	63,441
Heska Corp.*	2,362	71,994
IGI Laboratories, Inc.*	15,859	103,718
Impax Laboratories, Inc.*	37,271	1,312,312
Intersect ENT, Inc.*	9,286	217,292
Intra-Cellular Therapies, Inc.*	10,978	439,559
Lannett Co., Inc.*	14,753	612,545
Medicines Co.*	35,097	1,332,282
Nektar Therapeutics*	70,775	775,694
Neos Therapeutics, Inc.*	2,124	44,625
Ocular Therapeutix, Inc.*	8,001	112,494
Omeros Corp.*	18,899	207,133
Omthera Pharmaceuticals, Inc.*†	5,500	2,475
Pacira Pharmaceuticals, Inc.*	19,021	781,763
Paratek Pharmaceuticals, Inc.	4,341	82,479
Pernix Therapeutics Holdings, Inc.*	17,073	53,951
Phibro Animal Health Corp., Class A	8,944	282,899
POZEN, Inc.*	10,605	61,880
Prestige Brands Holdings, Inc.*	28,006	1,264,751
Relypsa, Inc.*	16,658	308,340
Revance Therapeutics, Inc.*	8,268	246,056
Sagent Pharmaceuticals, Inc.*	10,660	163,418
SciClone Pharmaceuticals, Inc.*	25,593	177,615
Sucampo Pharmaceuticals, Inc., Class A*	13,735	272,914
Supernus Pharmaceuticals, Inc.*	17,772	249,341
Tetraphase Pharmaceuticals, Inc.*	18,310	136,593
TherapeuticsMD, Inc.*	64,964	380,689
Theravance Biopharma, Inc.*	9,279	101,976
Theravance, Inc.	46,248	332,061
VIVUS, Inc.*	39,748	65,187
XenoPort, Inc.*	26,662	92,517
Zogenix, Inc.*	9,071	122,458
ZS Pharma, Inc.*	9,210	604,729
Zynerba Pharmaceuticals, Inc.*	1,235	17,673

		14,100,104

Total Health Care		128,501,208

Industrials (11.1%)
Aerospace & Defense (1.3%)
AAR Corp.	19,387	367,771
Aerojet Rocketdyne Holdings, Inc.*	31,992	517,631
Aerovironment, Inc.*	7,065	141,583
American Science & Engineering, Inc.	2,634	93,665
Astronics Corp.*	10,463	423,019
Cubic Corp.	11,872	497,912
Curtiss-Wright Corp.	23,997	1,497,893
DigitalGlobe, Inc.*	36,495	694,135
Ducommun, Inc.*	4,108	82,448
Engility Holdings, Inc.	6,511	167,854
Esterline Technologies Corp.*	15,138	1,088,271
HEICO Corp.	9,764	477,264
HEICO Corp., Class A	19,979	907,246
KEYW Holding Corp.*	11,857	72,920
KLX, Inc.*	26,509	947,432
Kratos Defense & Security Solutions, Inc.*	16,256	68,600
Moog, Inc., Class A*	20,460	1,106,272
National Presto Industries, Inc.	1,732	145,938
Sparton Corp.*	3,590	76,826
TASER International, Inc.*	27,833	613,022
Teledyne Technologies, Inc.*	17,908	1,617,092
Vectrus, Inc.*	3,994	88,028

		11,692,822

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	19,150	163,732
Atlas Air Worldwide Holdings, Inc.*	12,452	430,341
Echo Global Logistics, Inc.*	15,256	299,018
Forward Air Corp.	16,269	675,001
Hub Group, Inc., Class A*	18,519	674,277
Park-Ohio Holdings Corp.	3,206	92,525
Radiant Logistics, Inc.*	11,051	49,287
UTi Worldwide, Inc.*	48,574	222,955
XPO Logistics, Inc.*	36,252	863,885

		3,471,021

Airlines (0.3%)
Allegiant Travel Co.	6,873	1,486,286
Hawaiian Holdings, Inc.*	24,212	597,552
Republic Airways Holdings, Inc.*	23,545	136,090
SkyWest, Inc.	27,035	450,944
Virgin America, Inc.*	12,761	436,809

		3,107,681

Building Products (0.8%)
AAON, Inc.	23,780	460,856
Advanced Drainage Systems, Inc.	17,121	495,310
American Woodmark Corp.*	6,501	421,720
Apogee Enterprises, Inc.	15,862	708,238
Builders FirstSource, Inc.*	25,098	318,243
Continental Building Products, Inc.*	16,120	331,105
Gibraltar Industries, Inc.*	11,151	204,621
Griffon Corp.	17,102	269,698
Insteel Industries, Inc.	6,660	107,093
Masonite International Corp.*	15,263	924,632
NCI Building Systems, Inc.*	9,881	104,442
Nortek, Inc.*	5,412	342,634
Patrick Industries, Inc.*	6,492	256,369
PGT, Inc.*	24,467	300,455

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ply Gem Holdings, Inc.*	7,868	$92,056
Quanex Building Products Corp.	17,229	313,051
Simpson Manufacturing Co., Inc.	21,116	707,175
Trex Co., Inc.*	17,702	590,008
Universal Forest Products, Inc.	10,093	582,164

		7,529,870

Commercial Services & Supplies (2.0%)
ABM Industries, Inc.	29,632	809,250
ACCO Brands Corp.*	57,190	404,333
ARC Document Solutions, Inc.*	15,078	89,714
Brady Corp., Class A	24,300	477,738
Brink’s Co.	24,695	667,012
Casella Waste Systems, Inc., Class A*	15,277	88,607
CECO Environmental Corp.	9,021	73,882
Civeo Corp.	38,524	57,016
Deluxe Corp.	25,925	1,445,060
Ennis, Inc.	9,260	160,754
Essendant, Inc.	20,076	651,065
G&K Services, Inc., Class A	10,844	722,427
Healthcare Services Group, Inc.	36,286	1,222,838
Heritage-Crystal Clean, Inc.*	4,562	46,852
Herman Miller, Inc.	31,528	909,268
HNI Corp.	23,182	994,508
InnerWorkings, Inc.*	13,702	85,638
Interface, Inc.	33,878	760,222
Kimball International, Inc., Class B	12,288	116,244
Knoll, Inc.	26,373	579,679
Matthews International Corp., Class A	16,386	802,422
McGrath RentCorp	13,483	359,861
Mobile Mini, Inc.	22,912	705,460
MSA Safety, Inc.	15,995	639,320
Multi-Color Corp.	6,906	528,240
NL Industries, Inc.*	2,063	6,168
Quad/Graphics, Inc.	10,854	131,333
SP Plus Corp.*	6,116	141,585
Steelcase, Inc., Class A	45,182	831,801
Team, Inc.*	10,606	340,665
Tetra Tech, Inc.	32,795	797,246
TRC Cos., Inc.*	6,153	72,790
U.S. Ecology, Inc.	12,048	525,895
UniFirst Corp.	7,986	852,985
Viad Corp.	9,165	265,693
West Corp.	26,335	589,904

		17,953,475

Construction & Engineering (0.7%)
Aegion Corp.*	18,086	298,057
Ameresco, Inc., Class A*	7,754	45,594
Argan, Inc.	6,608	229,165
Comfort Systems USA, Inc.	18,936	516,195
Dycom Industries, Inc.*	17,204	1,244,881
EMCOR Group, Inc.	31,594	1,398,035
Furmanite Corp.*	13,548	82,372
Granite Construction, Inc.	19,965	592,362
Great Lakes Dredge & Dock Corp.*	21,898	110,366
HC2 Holdings, Inc.*	7,181	50,339
MasTec, Inc.*	37,214	589,098
MYR Group, Inc.*	12,245	320,819
Northwest Pipe Co.*	3,326	43,438
NV5 Holdings, Inc.*	2,148	39,867
Orion Marine Group, Inc.*	9,826	58,759
Primoris Services Corp.	21,020	376,468
Tutor Perini Corp.*	21,109	347,454

		6,343,269

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	2,309	41,031
AZZ, Inc.	13,742	669,098
Encore Wire Corp.	12,039	393,314
EnerSys, Inc.	22,688	1,215,623
Enphase Energy, Inc.*	9,998	36,992
Franklin Electric Co., Inc.	24,301	661,716
FuelCell Energy, Inc.*	87,142	64,032
Generac Holdings, Inc.*	35,954	1,081,856
General Cable Corp.	24,988	297,357
LSI Industries, Inc.	7,420	62,625
Plug Power, Inc.*	62,787	114,900
Powell Industries, Inc.	3,236	97,404
Power Solutions International, Inc.*	1,725	39,175
PowerSecure International, Inc.*	8,296	95,570
Preformed Line Products Co.	712	26,451
Sunrun, Inc.*	6,341	65,756
Thermon Group Holdings, Inc.*	18,112	372,202
Vicor Corp.*	5,331	54,376

		5,389,478

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	18,970	321,541

Machinery (2.3%)
Accuride Corp.*	13,175	36,495
Actuant Corp., Class A	32,782	602,861
Alamo Group, Inc.	3,614	168,954
Albany International Corp., Class A	15,404	440,708
Altra Industrial Motion Corp.	15,517	358,753
American Railcar Industries, Inc.	3,419	123,631
Astec Industries, Inc.	9,716	325,583
Barnes Group, Inc.	28,385	1,023,279
Blount International, Inc.*	17,824	99,280
Blue Bird Corp.*	1,686	16,793
Briggs & Stratton Corp.	24,008	463,594
Chart Industries, Inc.*	16,744	321,652
CIRCOR International, Inc.	9,746	391,010
CLARCOR, Inc.	26,200	1,249,216
Columbus McKinnon Corp.	6,946	126,139
Commercial Vehicle Group, Inc.*	11,223	45,229
Douglas Dynamics, Inc.	8,409	167,003
EnPro Industries, Inc.	12,490	489,233
ESCO Technologies, Inc.	13,702	491,902
ExOne Co.*	3,743	25,116
Federal Signal Corp.	31,268	428,684
FreightCar America, Inc.	4,389	75,315
Global Brass & Copper Holdings, Inc.	8,065	165,413
Gorman-Rupp Co.	6,679	160,096
Graham Corp.	3,551	62,675
Greenbrier Cos., Inc.	14,437	463,572
Harsco Corp.	44,031	399,361
Hillenbrand, Inc.	33,101	860,957
Hurco Cos., Inc.	2,302	60,404
Hyster-Yale Materials Handling, Inc.	5,854	338,537
John Bean Technologies Corp.	15,968	610,776
Kadant, Inc.	4,565	178,081
L.B. Foster Co., Class A	3,776	46,369
Lindsay Corp.	6,604	447,685
Lydall, Inc.*	6,201	176,666
Meritor, Inc.*	53,958	573,574
Milacron Holdings Corp.*	4,989	87,557
Miller Industries, Inc.	3,914	76,480

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Mueller Industries, Inc.	30,580	$904,556
Mueller Water Products, Inc., Class A	87,014	666,527
Navistar International Corp.*	26,004	330,771
NN, Inc.	13,250	245,125
Omega Flex, Inc.	1,044	34,870
Proto Labs, Inc.*	12,586	843,262
RBC Bearings, Inc.*	11,808	705,292
Rexnord Corp.*	50,904	864,350
Standex International Corp.	6,919	521,347
Sun Hydraulics Corp.	11,565	317,691
Tennant Co.	10,010	562,362
Titan International, Inc.	15,775	104,273
TriMas Corp.*	23,911	390,945
Twin Disc, Inc.	2,771	34,388
Wabash National Corp.*	39,486	418,157
Watts Water Technologies, Inc., Class A	14,992	791,877
Woodward, Inc.	33,989	1,383,352
Xerium Technologies, Inc.*	4,282	55,580

		21,353,358

Marine (0.2%)
Eagle Bulk Shipping, Inc.*	7,626	45,222
Golden Ocean Group Ltd.	19,956	49,092
Matson, Inc.	22,805	877,764
Navios Maritime Holdings, Inc.	30,040	74,800
Safe Bulkers, Inc.	13,592	37,514
Scorpio Bulkers, Inc.*	167,078	243,934
Ultrapetrol Bahamas Ltd.*	3,822	1,567

		1,329,893

Professional Services (1.3%)
Acacia Research Corp.	18,363	166,736
Advisory Board Co.*	22,297	1,015,405
Barrett Business Services, Inc.	2,595	111,403
CBIZ, Inc.*	18,664	183,281
CDI Corp.	4,586	39,210
CEB, Inc.	17,850	1,219,869
CRA International, Inc.*	3,543	76,458
Exponent, Inc.	14,857	662,028
Franklin Covey Co.*	4,171	66,986
FTI Consulting, Inc.*	21,934	910,480
GP Strategies Corp.*	4,779	109,057
Heidrick & Struggles International, Inc.	6,611	128,584
Hill International, Inc.*	13,578	44,536
Huron Consulting Group, Inc.*	11,771	736,041
ICF International, Inc.*	11,392	346,203
Insperity, Inc.	10,530	462,583
Kelly Services, Inc., Class A	10,139	143,365
Kforce, Inc.	11,468	301,379
Korn/Ferry International	25,315	837,167
Mistras Group, Inc.*	6,135	78,835
Navigant Consulting, Inc.*	28,597	454,978
On Assignment, Inc.*	26,942	994,160
Pendrell Corp.*	57,765	41,591
Resources Connection, Inc.	19,714	297,090
RPX Corp.*	27,626	379,029
TriNet Group, Inc.*	20,933	351,674
TrueBlue, Inc.*	22,154	497,800
Volt Information Sciences, Inc.*	3,228	29,375
VSE Corp.	1,542	61,788
WageWorks, Inc.*	18,775	846,377

		11,593,468

Road & Rail (0.6%)
ArcBest Corp.	13,534	348,771
Celadon Group, Inc.	10,007	160,312
Con-way, Inc.	28,957	1,374,010
Covenant Transportation Group, Inc., Class A*	4,304	77,343
Heartland Express, Inc.	26,699	532,378
Knight Transportation, Inc.	33,463	803,112
Marten Transport Ltd.	8,453	136,685
P.A.M. Transportation Services, Inc.*	1,132	37,413
Roadrunner Transportation Systems, Inc.*	15,573	286,543
Saia, Inc.*	13,112	405,817
Swift Transportation Co.*	46,666	700,923
Universal Truckload Services, Inc.	2,597	40,435
USA Truck, Inc.*	3,517	60,598
Werner Enterprises, Inc.	23,353	586,160
YRC Worldwide, Inc.*	11,524	152,808

		5,703,308

Trading Companies & Distributors (0.6%)
Aircastle Ltd.	33,554	691,548
Applied Industrial Technologies, Inc.	22,064	841,742
Beacon Roofing Supply, Inc.*	25,108	815,759
CAI International, Inc.*	6,711	67,647
DXP Enterprises, Inc.*	4,606	125,652
H&E Equipment Services, Inc.	16,642	278,254
Kaman Corp.	14,253	510,970
Lawson Products, Inc.*	1,843	39,901
MRC Global, Inc.*	52,194	581,963
Neff Corp., Class A*	4,303	24,054
Real Industry, Inc.*	8,847	78,030
Rush Enterprises, Inc., Class A*	20,063	485,525
Stock Building Supply Holdings, Inc.*	5,385	94,830
TAL International Group, Inc.*	17,609	240,715
Textainer Group Holdings Ltd.	8,097	133,519
Titan Machinery, Inc.*	6,212	71,314
Univar, Inc.*	19,837	360,041
Veritiv Corp.*	3,049	113,545

		5,555,009

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	32,024	390,693

Total Industrials		101,734,886

Information Technology (15.7%)
Communications Equipment (1.5%)
ADTRAN, Inc.	26,668	389,353
Aerohive Networks, Inc.*	8,036	48,055
Alliance Fiber Optic Products, Inc.	5,255	89,808
Applied Optoelectronics, Inc.*	5,928	111,328
Bel Fuse, Inc., Class B	3,837	74,591
Black Box Corp.	5,983	88,189
CalAmp Corp.*	21,779	350,424
Calix, Inc.*	17,214	134,097
Ciena Corp.*	61,177	1,267,596
Clearfield, Inc.*	3,849	51,692
Comtech Telecommunications Corp.	5,723	117,951
Digi International, Inc.*	9,000	106,110
Emcore Corp.*	6,402	43,534
Extreme Networks, Inc.*	33,961	114,109
Finisar Corp.*	56,185	625,339
Harmonic, Inc.*	49,701	288,266
Infinera Corp.*	69,906	1,367,361

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
InterDigital, Inc.	18,743	$948,396
Ixia*	32,716	474,055
KVH Industries, Inc.*	6,877	68,770
NETGEAR, Inc.*	16,046	468,062
NetScout Systems, Inc.*	46,292	1,637,348
Novatel Wireless, Inc.*	13,400	29,614
Oclaro, Inc.*	35,220	81,006
Plantronics, Inc.	17,772	903,706
Polycom, Inc.*	74,654	782,374
Ruckus Wireless, Inc.*	39,273	466,563
ShoreTel, Inc.*	25,698	191,964
Sonus Networks, Inc.*	17,648	100,947
Ubiquiti Networks, Inc.	16,530	560,202
ViaSat, Inc.*	21,908	1,408,465

		13,389,275

Electronic Equipment, Instruments & Components (2.3%)
Agilysys, Inc.*	5,283	58,747
Anixter International, Inc.*	14,942	863,349
AVX Corp.	22,564	295,363
Badger Meter, Inc.	7,599	441,198
Belden, Inc.	21,497	1,003,695
Benchmark Electronics, Inc.*	26,514	576,945
Checkpoint Systems, Inc.	18,147	131,566
Coherent, Inc.*	12,015	657,220
Control4 Corp.*	7,491	61,127
CTS Corp.	20,017	370,515
Daktronics, Inc.	13,928	120,756
DTS, Inc.*	6,514	173,924
Electro Rent Corp.	7,385	76,656
Fabrinet*	19,237	352,614
FARO Technologies, Inc.*	9,068	317,380
FEI Co.	20,915	1,527,632
Gerber Scientific, Inc. (Escrow Shares)*†	21,501	—
GSI Group, Inc.*	13,492	171,753
II-VI, Inc.*	27,161	436,749
Insight Enterprises, Inc.*	19,599	506,634
InvenSense, Inc.*	41,658	387,003
Itron, Inc.*	21,039	671,354
Kimball Electronics, Inc.*	12,251	146,154
Knowles Corp.*	43,728	805,907
Littelfuse, Inc.	11,958	1,089,972
Mercury Systems, Inc.*	16,984	270,215
Mesa Laboratories, Inc.	1,057	117,750
Methode Electronics, Inc.	20,657	658,958
MTS Systems Corp.	7,773	467,235
Multi-Fineline Electronix, Inc.*	3,071	51,286
Newport Corp.*	22,224	305,580
OSI Systems, Inc.*	9,955	766,137
Park Electrochemical Corp.	9,492	166,964
PC Connection, Inc.	3,619	75,022
Plexus Corp.*	17,353	669,479
RealD, Inc.*	14,717	141,430
Rofin-Sinar Technologies, Inc.*	14,912	386,668
Rogers Corp.*	9,845	523,557
Sanmina Corp.*	44,969	960,988
ScanSource, Inc.*	15,191	538,673
SYNNEX Corp.	15,110	1,285,257
Tech Data Corp.*	18,547	1,270,469
TTM Technologies, Inc.*	29,827	185,822
Universal Display Corp.*	20,198	684,712
Vishay Intertechnology, Inc.	68,590	664,637
Vishay Precision Group, Inc.*	4,380	50,764

		21,485,816

Internet Software & Services (2.3%)
Alarm.com Holdings, Inc.*	2,435	28,392
Amber Road, Inc.*	6,001	25,324
Angie’s List, Inc.*	15,877	80,020
Apigee Corp.*	1,603	16,912
Appfolio, Inc., Class A*	1,681	28,325
Bankrate, Inc.*	35,950	372,082
Bazaarvoice, Inc.*	22,140	99,851
Benefitfocus, Inc.*	2,866	89,562
Blucora, Inc.*	24,834	341,964
Box, Inc., Class A*	9,527	119,850
Brightcove, Inc.*	10,351	50,927
Carbonite, Inc.*	6,703	74,604
Care.com, Inc.*	6,628	34,068
ChannelAdvisor Corp.*	7,836	77,890
Cimpress N.V.*	17,399	1,324,238
comScore, Inc.*	17,164	792,119
Constant Contact, Inc.*	16,519	400,421
Cornerstone OnDemand, Inc.*	29,150	961,950
Coupons.com, Inc.*	30,783	277,047
Cvent, Inc.*	11,861	399,241
Dealertrack Technologies, Inc.*	27,696	1,749,279
Demandware, Inc.*	17,694	914,426
DHI Group, Inc.*	16,123	117,859
EarthLink Holdings Corp.	52,850	411,173
Endurance International Group Holdings, Inc.*	29,716	397,006
Envestnet, Inc.*	18,121	543,086
Everyday Health, Inc.*	7,766	70,981
Five9, Inc.*	8,028	29,704
Gogo, Inc.*	30,744	469,768
GrubHub, Inc.*	38,075	926,745
GTT Communications, Inc.*	12,411	288,680
Hortonworks, Inc.*	2,686	58,797
Internap Corp.*	25,821	158,283
Intralinks Holdings, Inc.*	14,278	118,365
j2 Global, Inc.	24,578	1,741,351
Limelight Networks, Inc.*	20,536	39,224
Liquidity Services, Inc.*	8,804	65,062
LivePerson, Inc.*	28,561	215,921
LogMeIn, Inc.*	12,930	881,309
Marchex, Inc., Class B	11,213	45,188
Marin Software, Inc.*	10,741	33,619
Marketo, Inc.*	17,317	492,149
MaxPoint Interactive, Inc.*	2,458	10,029
Millennial Media, Inc.*	41,860	73,255
MINDBODY, Inc., Class A*	2,265	35,402
Monster Worldwide, Inc.*	47,260	303,409
New Relic, Inc.*	2,044	77,897
NIC, Inc.	34,074	603,451
OPOWER, Inc.*	9,770	87,051
Q2 Holdings, Inc.*	9,812	242,553
QuinStreet, Inc.*	11,317	62,809
RealNetworks, Inc.*	11,208	45,841
Reis, Inc.	3,234	73,250
RetailMeNot, Inc.*	18,771	154,673
Rocket Fuel, Inc.*	9,397	43,884
SciQuest, Inc.*	10,907	109,070
Shutterstock, Inc.*	9,896	299,255
SPS Commerce, Inc.*	9,122	619,293
Stamps.com, Inc.*	7,586	561,440
TechTarget, Inc.*	7,104	60,526
Textura Corp.*	10,072	260,260
Travelzoo, Inc.*	2,222	18,376

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
TrueCar, Inc.*	24,691	$128,640
United Online, Inc.*	5,284	52,840
Web.com Group, Inc.*	22,243	468,882
WebMD Health Corp.*	20,702	824,768
Wix.com Ltd.*	6,716	116,993
Xactly Corp.*	2,211	17,246
XO Group, Inc.*	9,581	135,379
Xoom Corp.*	16,332	406,340

		21,255,574

IT Services (2.2%)
6D Global Technologies, Inc.*†	6,743	19,622
Acxiom Corp.*	39,230	775,185
Blackhawk Network Holdings, Inc.*	27,392	1,161,147
CACI International, Inc., Class A*	12,814	947,852
Cardtronics, Inc.*	23,962	783,557
Cass Information Systems, Inc.	6,419	315,365
Ciber, Inc.*	31,708	100,831
Convergys Corp.	51,265	1,184,734
CSG Systems International, Inc.	17,580	541,464
Datalink Corp.*	7,935	47,372
EPAM Systems, Inc.*	24,615	1,834,310
Euronet Worldwide, Inc.*	26,068	1,931,378
Everi Holdings, Inc.*	23,740	121,786
EVERTEC, Inc.	36,075	651,875
ExlService Holdings, Inc.*	17,009	628,142
Forrester Research, Inc.	3,670	115,385
Hackett Group, Inc.	8,882	122,128
Heartland Payment Systems, Inc.	18,939	1,193,346
Lionbridge Technologies, Inc.*	24,063	118,871
Luxoft Holding, Inc.*	9,279	587,268
ManTech International Corp., Class A	12,732	327,212
MAXIMUS, Inc.	33,978	2,023,730
ModusLink Global Solutions, Inc.*	13,819	39,522
MoneyGram International, Inc.*	10,361	83,095
NeuStar, Inc., Class A*	12,713	345,921
Perficient, Inc.*	20,731	319,879
PFSweb, Inc.*	4,135	58,800
Science Applications International Corp.	23,036	926,278
ServiceSource International, Inc.*	21,470	85,880
Sykes Enterprises, Inc.*	21,401	545,726
Syntel, Inc.*	16,573	750,923
TeleTech Holdings, Inc.	6,056	162,240
Unisys Corp.*	26,485	315,172
Virtusa Corp.*	15,772	809,261

		19,975,257

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Energy Industries, Inc.*	20,818	547,513
Advanced Micro Devices, Inc.*	322,404	554,535
Alpha & Omega Semiconductor Ltd.*	6,700	52,193
Ambarella, Inc.*	15,771	911,406
Amkor Technology, Inc.*	47,878	214,972
Applied Micro Circuits Corp.*	41,057	218,013
Axcelis Technologies, Inc.*	40,013	106,835
Brooks Automation, Inc.	34,447	403,374
Cabot Microelectronics Corp.*	13,546	524,772
Cascade Microtech, Inc.*	4,862	68,749
Cavium, Inc.*	28,392	1,742,417
CEVA, Inc.*	7,370	136,861
Cirrus Logic, Inc.*	31,905	1,005,327
Cohu, Inc.	9,234	91,047
Diodes, Inc.*	20,188	431,418
DSP Group, Inc.*	7,707	70,211
Entegris, Inc.*	71,830	947,438
Exar Corp.*	15,440	91,868
Fairchild Semiconductor International, Inc.*	59,653	837,528
FormFactor, Inc.*	22,596	153,201
Inphi Corp.*	18,810	452,192
Integrated Device Technology, Inc.*	75,774	1,538,212
Integrated Silicon Solution, Inc.	16,117	346,354
Intersil Corp., Class A	71,380	835,146
IXYS Corp.	8,807	98,286
Kopin Corp.*	22,178	69,639
Lattice Semiconductor Corp.*	70,032	269,623
MA-COM Technology Solutions Holdings, Inc.*	11,925	345,706
Mattson Technology, Inc.*	26,872	62,612
MaxLinear, Inc., Class A*	26,118	324,908
Microsemi Corp.*	47,797	1,568,698
MKS Instruments, Inc.	28,146	943,735
Monolithic Power Systems, Inc.	20,790	1,064,448
Nanometrics, Inc.*	8,645	104,950
NeoPhotonics Corp.*	10,233	69,687
NVE Corp.	1,706	82,809
OmniVision Technologies, Inc.*	31,675	831,785
PDF Solutions, Inc.*	14,588	145,880
Pericom Semiconductor Corp.	8,034	146,620
Photronics, Inc.*	30,800	279,048
PMC-Sierra, Inc.*	94,176	637,572
Power Integrations, Inc.	15,327	646,340
Rambus, Inc.*	62,103	732,815
Rudolph Technologies, Inc.*	11,716	145,864
Semtech Corp.*	37,235	562,248
Sigma Designs, Inc.*	12,627	87,000
Silicon Laboratories, Inc.*	21,261	883,182
Synaptics, Inc.*	18,756	1,546,620
Tessera Technologies, Inc.	27,783	900,447
Ultra Clean Holdings, Inc.*	11,416	65,528
Ultratech, Inc.*	14,186	227,260
Veeco Instruments, Inc.*	22,507	461,619
Xcerra Corp.*	19,028	119,496

		25,706,007

Software (4.0%)
A10 Networks, Inc.*	15,420	92,366
ACI Worldwide, Inc.*	61,397	1,296,705
American Software, Inc., Class A	8,624	81,238
Aspen Technology, Inc.*	43,024	1,631,040
AVG Technologies N.V.*	21,504	467,712
Barracuda Networks, Inc.*	4,766	74,254
Blackbaud, Inc.	24,256	1,361,247
Bottomline Technologies de, Inc.*	20,509	512,930
BroadSoft, Inc.*	16,969	508,391
Callidus Software, Inc.*	28,010	475,890
Code Rebel Corp.*	470	3,346
CommVault Systems, Inc.*	23,672	803,901
Digimarc Corp.*	2,723	83,188
Digital Turbine, Inc.*	16,257	29,425
Ebix, Inc.	14,338	357,876
Ellie Mae, Inc.*	15,036	1,000,947
EnerNOC, Inc.*	9,589	75,753
Epiq Systems, Inc.	14,781	190,971
ePlus, Inc.*	2,305	182,256
Fair Isaac Corp.	16,114	1,361,633
Fleetmatics Group plc*	20,618	1,012,138
Gigamon, Inc.*	13,662	273,377
Globant S.A.*	5,522	168,918
Glu Mobile, Inc.*	57,178	249,868

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Guidance Software, Inc.*	6,702	$40,346
Guidewire Software, Inc.*	36,009	1,893,353
HubSpot, Inc.*	9,505	440,747
Imperva, Inc.*	14,335	938,656
Infoblox, Inc.*	29,039	464,043
Interactive Intelligence Group, Inc.*	9,735	289,227
Jive Software, Inc.*	16,045	74,930
Manhattan Associates, Inc.*	37,142	2,313,947
Mentor Graphics Corp.	51,175	1,260,440
MicroStrategy, Inc., Class A*	4,925	967,615
MobileIron, Inc.*	13,667	42,368
Model N, Inc.*	7,677	76,847
Monotype Imaging Holdings, Inc.	21,509	469,326
Park City Group, Inc.*	3,650	38,580
Paycom Software, Inc.*	15,861	569,568
Paylocity Holding Corp.*	7,843	235,212
Pegasystems, Inc.	18,166	447,065
Progress Software Corp.*	27,413	708,078
Proofpoint, Inc.*	19,891	1,199,825
PROS Holdings, Inc.*	10,595	234,573
QAD, Inc., Class A	3,620	92,672
Qlik Technologies, Inc.*	47,208	1,720,732
Qualys, Inc.*	12,725	362,153
Rapid7, Inc.*	2,710	61,652
RealPage, Inc.*	27,845	462,784
RingCentral, Inc., Class A*	27,001	490,068
Rovi Corp.*	44,100	462,609
Rubicon Project, Inc.*	9,435	137,091
Sapiens International Corp. N.V.	8,581	98,853
SeaChange International, Inc.*	13,140	82,782
Silver Spring Networks, Inc.*	13,227	170,364
Synchronoss Technologies, Inc.*	19,951	654,393
Take-Two Interactive Software, Inc.*	42,688	1,226,426
Tangoe, Inc.*	20,177	145,274
TeleCommunication Systems, Inc., Class A*	18,661	64,194
Telenav, Inc.*	10,289	80,357
TiVo, Inc.*	53,860	466,428
TubeMogul, Inc.*	5,475	57,597
Tyler Technologies, Inc.*	17,356	2,591,424
Varonis Systems, Inc.*	3,240	50,479
VASCO Data Security International, Inc.*	10,695	182,243
Verint Systems, Inc.*	31,204	1,346,453
VirnetX Holding Corp.*	16,381	58,316
Workiva, Inc.*	2,701	41,028
Xura, Inc.*	11,576	259,071
Yodlee, Inc.*	6,491	104,700
Zendesk, Inc.*	27,141	534,949
Zix Corp.*	21,006	88,435

		37,093,643

Technology Hardware, Storage & Peripherals (0.6%)
Avid Technology, Inc.*	11,613	92,439
Cray, Inc.*	20,505	406,204
Diebold, Inc.	32,791	976,188
Dot Hill Systems Corp.*	30,433	296,113
Eastman Kodak Co.*	6,384	99,718
Electronics for Imaging, Inc.*	24,559	1,062,914
Imation Corp.*	11,279	24,024
Immersion Corp.*	10,216	114,726
Nimble Storage, Inc.*	25,661	618,943
QLogic Corp.*	46,429	475,897
Quantum Corp.*	79,486	55,426
Silicon Graphics International Corp.*	11,216	44,079
Stratasys Ltd.*	25,750	682,118
Super Micro Computer, Inc.*	20,144	549,125
Violin Memory, Inc.*	33,136	45,728

		5,543,642

Total Information Technology		144,449,214

Materials (3.2%)
Chemicals (1.6%)
A. Schulman, Inc.	14,526	471,659
American Vanguard Corp.	10,629	122,871
Axiall Corp.	36,297	569,500
Balchem Corp.	16,075	976,878
Calgon Carbon Corp.	26,728	416,422
Chase Corp.	2,444	96,269
Chemtura Corp.*	34,446	985,845
Core Molding Technologies, Inc.*	2,795	51,568
Ferro Corp.*	40,150	439,643
Flotek Industries, Inc.*	28,730	479,791
FutureFuel Corp.	8,462	83,605
H.B. Fuller Co.	26,059	884,442
Hawkins, Inc.	3,708	142,758
Innophos Holdings, Inc.	10,843	429,817
Innospec, Inc.	13,312	619,141
Intrepid Potash, Inc.*	24,689	136,777
KMG Chemicals, Inc.	3,550	68,480
Koppers Holdings, Inc.	7,541	152,102
Kraton Performance Polymers, Inc.*	16,868	301,937
Kronos Worldwide, Inc.	7,484	46,476
LSB Industries, Inc.*	9,989	153,031
Minerals Technologies, Inc.	17,902	862,160
Olin Corp.	41,601	699,313
OM Group, Inc.	15,698	516,307
OMNOVA Solutions, Inc.*	17,098	94,723
PolyOne Corp.	45,933	1,347,674
Quaker Chemical Corp.	7,324	564,534
Rayonier Advanced Materials, Inc.	20,800	127,296
Rentech, Inc.*	4,284	23,990
Senomyx, Inc.*	16,038	71,529
Sensient Technologies Corp.	24,341	1,492,103
Stepan Co.	9,554	397,542
Trecora Resources*	7,352	91,312
Tredegar Corp.	8,977	117,419
Trinseo S.A.*	4,219	106,530
Tronox Ltd., Class A	23,079	100,855
Valhi, Inc.	5,950	11,246

		14,253,545

Construction Materials (0.1%)
Headwaters, Inc.*	39,318	739,179
Summit Materials, Inc., Class A*	13,056	245,061
U.S. Concrete, Inc.*	7,427	354,936
United States Lime & Minerals, Inc.	696	31,772

		1,370,948

Containers & Packaging (0.3%)
AEP Industries, Inc.*	1,514	86,798
Berry Plastics Group, Inc.*	60,437	1,817,341
Greif, Inc., Class A	15,510	494,924
Myers Industries, Inc.	8,846	118,536

		2,517,599

Metals & Mining (0.7%)
AK Steel Holding Corp.*	64,853	156,296
Carpenter Technology Corp.	25,462	758,004
Century Aluminum Co.*	18,095	83,237
Cliffs Natural Resources, Inc.	78,068	190,486

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Coeur Mining, Inc.*	69,857	$196,997
Commercial Metals Co.	59,195	802,092
Globe Specialty Metals, Inc.	35,472	430,275
Handy & Harman Ltd.*	979	23,476
Haynes International, Inc.	5,463	206,720
Hecla Mining Co.	182,046	358,631
Horsehead Holding Corp.*	28,946	87,996
Kaiser Aluminum Corp.	8,612	691,113
Materion Corp.	10,696	321,094
Olympic Steel, Inc.	3,182	31,661
Ryerson Holding Corp.*	4,397	23,084
Schnitzer Steel Industries, Inc., Class A	9,451	127,967
Stillwater Mining Co.*	64,561	666,915
SunCoke Energy, Inc.	33,256	258,732
TimkenSteel Corp.	20,060	203,007
Worthington Industries, Inc.	26,105	691,260

		6,309,043

Paper & Forest Products (0.5%)
Boise Cascade Co.*	21,700	547,274
Clearwater Paper Corp.*	10,577	499,657
Deltic Timber Corp.	6,566	392,712
KapStone Paper and Packaging Corp.	44,592	736,214
Louisiana-Pacific Corp.*	74,357	1,058,844
Neenah Paper, Inc.	8,587	500,450
P.H. Glatfelter Co.	25,206	434,047
Schweitzer-Mauduit International, Inc.	16,494	567,064
Wausau Paper Corp.	15,229	97,466

		4,833,728

Total Materials		29,284,863

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
8x8, Inc.*	49,289	407,620
Atlantic Tele-Network, Inc.	5,654	418,000
Cincinnati Bell, Inc.*	127,265	397,067
Cogent Communications Holdings, Inc.	23,893	648,934
Consolidated Communications Holdings, Inc.	27,008	520,444
FairPoint Communications, Inc.*	7,408	114,157
General Communication, Inc., Class A*	18,400	317,584
Globalstar, Inc.*	222,641	349,546
Hawaiian Telcom Holdco, Inc.*	7,254	150,738
IDT Corp., Class B	6,176	88,317
inContact, Inc.*	34,406	258,389
Inteliquent, Inc.	16,719	373,335
Intelsat S.A.*	10,223	65,734
Iridium Communications, Inc.*	46,149	283,816
Lumos Networks Corp.	8,351	101,548
ORBCOMM, Inc.*	21,681	120,980
Pacific DataVision, Inc.*	4,694	140,351
Premiere Global Services, Inc.*	23,642	324,841
Straight Path Communications, Inc., Class B*	3,407	137,677
Vonage Holdings Corp.*	103,903	610,950
Windstream Holdings, Inc.	50,993	313,097

		6,143,125

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	13,047	108,029
Leap Wireless International, Inc.*†	23,247	43,937
NTELOS Holdings Corp.*	11,657	105,263
Shenandoah Telecommunications Co.	13,516	578,620
Spok Holdings, Inc.	7,892	129,902

		965,751

Total Telecommunication Services		7,108,876

Utilities (3.4%)
Electric Utilities (1.3%)
ALLETE, Inc.	25,200	1,272,348
Cleco Corp.	31,463	1,675,090
El Paso Electric Co.	22,008	810,334
Empire District Electric Co.	22,457	494,728
Genie Energy Ltd., Class B*	4,318	35,537
IDACORP, Inc.	24,941	1,613,932
MGE Energy, Inc.	18,319	754,560
Otter Tail Corp.	19,264	502,020
PNM Resources, Inc.	42,132	1,181,802
Portland General Electric Co.	45,170	1,669,935
Spark Energy, Inc., Class A	929	15,375
UIL Holdings Corp.	28,006	1,407,862
Unitil Corp.	4,952	182,630

		11,616,153

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	7,223	383,397
Laclede Group, Inc.	22,200	1,210,566
New Jersey Resources Corp.	43,944	1,319,638
Northwest Natural Gas Co.	14,753	676,277
ONE Gas, Inc.	26,531	1,202,650
Piedmont Natural Gas Co., Inc.	39,736	1,592,222
South Jersey Industries, Inc.	35,417	894,279
Southwest Gas Corp.	23,315	1,359,731
WGL Holdings, Inc.	25,543	1,473,065

		10,111,825

Independent Power and Renewable Electricity Producers (0.4%)
Abengoa Yield plc	24,853	411,317
Atlantic Power Corp.	43,636	81,163
Dynegy, Inc.*	65,542	1,354,753
NRG Yield, Inc., Class A	13,540	150,971
NRG Yield, Inc., Class C	31,135	361,477
Ormat Technologies, Inc.	18,429	627,139
Pattern Energy Group, Inc.	27,194	519,134
Talen Energy Corp.*	42,186	426,079
TerraForm Global, Inc., Class A*	14,902	99,247
Vivint Solar, Inc.*	7,323	76,745

		4,108,025

Multi-Utilities (0.4%)
Avista Corp.	31,648	1,052,296
Black Hills Corp.	23,022	951,730
NorthWestern Corp.	24,363	1,311,460

		3,315,486

Water Utilities (0.2%)
American States Water Co.	20,079	831,271
Artesian Resources Corp., Class A	2,644	63,826
California Water Service Group	24,030	531,544
Connecticut Water Service, Inc.	3,910	142,793
Consolidated Water Co., Ltd.	4,989	57,872
Middlesex Water Co.	5,774	137,652
SJW Corp.	5,740	176,505
York Water Co.	4,357	91,584

		2,033,047

Total Utilities		31,184,536

Total Common Stocks (90.2%) (Cost $750,526,977)		828,712,500

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$4,800	$4,794

Total Financials		4,794

Total Corporate Bonds		4,794

Total Long-Term Debt Securities (0.0%) (Cost $4,800)		4,794

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Furiex Pharmaceuticals, Inc. (Contingent Value Shares)*† (Cost $—)	3,800	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	6,309	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,167,576	1,167,576

Total Short-Term Investment (0.1%) (Cost $1,167,576)		1,167,576

Total Investments (90.3%) (Cost $751,699,353)		829,884,870
Other Assets Less Liabilities (9.7%)		89,107,310

Net Assets (100%)		$918,992,180

*	Non-income producing.

†	Securities (totaling $86,320 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $380,137.

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	824	December-15	$94,140,910	$90,302,160	$(3,838,750)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$120,459,526	$—	$—		$120,459,526
Consumer Staples	27,876,163	—	—		27,876,163
Energy	24,250,295	—	—		24,250,295
Financials	213,862,933	—	—		213,862,933
Health Care	128,478,447	—	22,761		128,501,208
Industrials	101,734,886	—	—		101,734,886
Information Technology	144,429,592	—	19,622		144,449,214
Materials	29,284,863	—	—		29,284,863
Telecommunication Services	7,064,939	—	43,937		7,108,876
Utilities	31,184,536	—	—		31,184,536
Corporate Bonds
Financials	—	4,794	—		4,794
Rights
Health Care	—	—	—	(b)	—
Short-Term Investments	1,167,576	—	—		1,167,576
Warrants
Energy	—	—	—	(b)	—

Total Assets	$829,793,756	$4,794	$86,320		$829,884,870

Liabilities:
Futures	$(3,838,750)	$—	$—		$(3,838,750)

Total Liabilities	$(3,838,750)	$—	$—		$(3,838,750)

Total	$825,955,006	$4,794	$86,320		$826,046,120

(a)	A security with a market value of $43,937 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$164,107,905
Aggregate gross unrealized depreciation	(87,969,854)

Net unrealized appreciation	$76,138,051

Federal income tax cost of investments	$753,746,819

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.6%)
Auto Components (1.5%)
Lear Corp.	231,066	$25,135,359

Automobiles (0.4%)
General Motors Co.	154,637	4,642,202
Thor Industries, Inc.	55,686	2,884,535

		7,526,737

Hotels, Restaurants & Leisure (0.0%)
Wyndham Worldwide Corp.	8,890	639,191

Household Durables (1.8%)
Newell Rubbermaid, Inc.	751,479	29,841,231
Tupperware Brands Corp.	42,740	2,115,203

		31,956,434

Media (1.6%)
Interpublic Group of Cos., Inc.	182,980	3,500,407
Scripps Networks Interactive, Inc., Class A	220,450	10,843,936
Viacom, Inc., Class B	295,631	12,756,478

		27,100,821

Multiline Retail (1.5%)
Macy’s, Inc.	506,330	25,984,856

Specialty Retail (1.8%)
Gap, Inc.	445,510	12,697,035
GNC Holdings, Inc., Class A	449,100	18,152,622

		30,849,657

Total Consumer Discretionary		149,193,055

Consumer Staples (1.6%)
Food & Staples Retailing (1.4%)
CVS Health Corp.	39,112	3,773,526
Kroger Co.	543,492	19,603,756

		23,377,282

Food Products (0.2%)
Kellogg Co.	12,010	799,266
Tyson Foods, Inc., Class A	76,540	3,298,874

		4,098,140

Total Consumer Staples		27,475,422

Energy (13.3%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	286,770	14,923,511
Halliburton Co.	153,340	5,420,569
Superior Energy Services, Inc.	935,448	11,814,708

		32,158,788

Oil, Gas & Consumable Fuels (11.4%)
Apache Corp.	830,240	32,512,198
Gulfport Energy Corp.*	754,836	22,403,533
Marathon Oil Corp.	2,816,805	43,378,797
Marathon Petroleum Corp.	402,064	18,627,625
Suncor Energy, Inc.	927,527	24,783,522
Valero Energy Corp.	918,292	55,189,349
World Fuel Services Corp.	23,740	849,892

		197,744,916

Total Energy		229,903,704

Financials (31.7%)
Banks (14.0%)
Citigroup, Inc.	1,748,704	86,753,205
JPMorgan Chase & Co.	1,426,926	86,999,678
KeyCorp	825,250	10,736,502
Regions Financial Corp.	1,621,866	14,613,013
Wells Fargo & Co.	863,462	44,338,774

		243,441,172

Capital Markets (1.5%)
Ameriprise Financial, Inc.	60,510	6,603,456
KKR & Co. L.P.	221,681	3,719,807
Morgan Stanley	460,184	14,495,796
State Street Corp.	16,092	1,081,544

		25,900,603

Consumer Finance (6.4%)
Capital One Financial Corp.	616,566	44,713,366
Discover Financial Services	1,096,756	57,020,345
SLM Corp.*	1,251,100	9,258,140

		110,991,851

Diversified Financial Services (2.3%)
Nasdaq, Inc.	748,141	39,898,359

Insurance (5.8%)
Genworth Financial, Inc., Class A*	1,945,742	8,989,328
Hartford Financial Services Group, Inc.	603,706	27,637,661
Lincoln National Corp.	452,151	21,459,086
MetLife, Inc.	146,721	6,917,895
Prudential Financial, Inc.	212,020	16,158,044
XL Group plc	525,655	19,091,790

		100,253,804

Real Estate Investment Trusts (REITs) (1.7%)
Brixmor Property Group, Inc. (REIT)	161,630	3,795,073
Outfront Media, Inc. (REIT)	615,384	12,799,987
Starwood Property Trust, Inc. (REIT)	654,600	13,432,392

		30,027,452

Total Financials		550,513,241

Health Care (15.5%)
Biotechnology (1.6%)
Baxalta, Inc.	881,730	27,783,312

Health Care Equipment & Supplies (3.3%)
Baxter International, Inc.	496,360	16,305,426
Hologic, Inc.*	206,740	8,089,736
Medtronic plc	292,430	19,575,264
Zimmer Biomet Holdings, Inc.	130,806	12,286,608

		56,257,034

Health Care Providers & Services (2.4%)
Community Health Systems, Inc.*	387,930	16,591,766
Laboratory Corp. of America Holdings*	68,687	7,450,479
Quest Diagnostics, Inc.	279,893	17,205,023

		41,247,268

Life Sciences Tools & Services (0.0%)
Bruker Corp.*	32,536	534,566

Pharmaceuticals (8.2%)
Merck & Co., Inc.	796,400	39,334,196
Pfizer, Inc.	2,910,866	91,430,301
Teva Pharmaceutical Industries Ltd. (ADR)	199,262	11,250,333

		142,014,830

Total Health Care		267,837,010

Industrials (4.1%)
Aerospace & Defense (1.5%)
Honeywell International, Inc.	58,288	5,519,291
Raytheon Co.	178,425	19,494,715
Spirit AeroSystems Holdings, Inc., Class A*	10,770	520,622

		25,534,628

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (0.3%)
American Airlines Group, Inc.	150,010	$5,824,888

Construction & Engineering (0.6%)
AECOM*	239,830	6,597,724
Jacobs Engineering Group, Inc.*	97,010	3,631,084

		10,228,808

Professional Services (1.7%)
ManpowerGroup, Inc.	25,650	2,100,478
Nielsen Holdings plc	601,580	26,752,263

		28,852,741

Total Industrials		70,441,065

Information Technology (12.5%)
Communications Equipment (10.4%)
Cisco Systems, Inc.	3,343,113	87,756,716
Nokia Oyj (ADR)	1,011,460	6,857,699
QUALCOMM, Inc.	1,183,650	63,597,515
Telefonaktiebolaget LM Ericsson (ADR)	2,346,040	22,944,271

		181,156,201

Electronic Equipment, Instruments & Components (0.1%)
Avnet, Inc.	25,250	1,077,670

IT Services (0.1%)
Total System Services, Inc.	30,570	1,388,795
Western Union Co.	9,649	177,155

		1,565,950

Semiconductors & Semiconductor Equipment (0.9%)
Teradyne, Inc.	886,186	15,960,210

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	160,250	17,675,575

Total Information Technology		217,435,606

Materials (1.4%)
Chemicals (1.0%)
Akzo Nobel N.V. (ADR)	154,435	3,324,986
Celanese Corp.	11,990	709,448
LyondellBasell Industries N.V., Class A	154,514	12,880,287

		16,914,721

Containers & Packaging (0.3%)
Bemis Co., Inc.	79,100	3,129,987
Crown Holdings, Inc.*	44,240	2,023,980
Sonoco Products Co.	23,050	869,907

		6,023,874

Metals & Mining (0.1%)
Allegheny Technologies, Inc.	47,430	672,557
Reliance Steel & Aluminum Co.	19,170	1,035,372

		1,707,929

Total Materials		24,646,524

Telecommunication Services (5.7%)
Diversified Telecommunication Services (4.0%)
Verizon Communications, Inc.	1,591,200	69,233,112

Wireless Telecommunication Services (1.7%)
Telephone & Data Systems, Inc.	913,252	22,794,770
U.S. Cellular Corp.*	194,575	6,893,792

		29,688,562

Total Telecommunication Services		98,921,674

Utilities (3.9%)
Electric Utilities (1.7%)
American Electric Power Co., Inc.	3,640	206,971
Edison International	3,430	216,330
Exelon Corp.	965,410	28,672,677

		29,095,978

Independent Power and Renewable Electricity Producers (2.1%)
AES Corp.	2,517,080	24,642,213
Dynegy, Inc.*	622,490	12,866,868

		37,509,081

Multi-Utilities (0.1%)
Ameren Corp.	28,490	1,204,272
PG&E Corp.	4,040	213,312

		1,417,584

Total Utilities		68,022,643

Total Common Stocks (98.3%) (Cost $1,614,892,074)		1,704,389,944

CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.3%)
Food Products (0.3%)
Tyson Foods, Inc.
4.750%	108,585	5,566,067

Total Consumer Staples		5,566,067

Industrials (0.1%)
Machinery (0.1%)
Stanley Black & Decker, Inc.
6.250%	14,590	1,604,900

Total Industrials		1,604,900

Total Convertible Preferred Stock (0.4%) (Cost $6,928,614)		7,170,967

SHORT-TERM INVESTMENT:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	19,652,087	19,652,087

Total Short-Term Investment (1.1%) (Cost $19,652,087)		19,652,087

Total Investments (99.8%) (Cost $1,641,472,775)		1,731,212,998
Other Assets Less Liabilities (0.2%)		4,180,692

Net Assets (100%)		$1,735,393,690

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$149,193,055	$—	$—	$149,193,055
Consumer Staples	27,475,422	—	—	27,475,422
Energy	229,903,704	—	—	229,903,704
Financials	550,513,241	—	—	550,513,241
Health Care	267,837,010	—	—	267,837,010
Industrials	70,441,065	—	—	70,441,065
Information Technology	217,435,606	—	—	217,435,606
Materials	24,646,524	—	—	24,646,524
Telecommunication Services	98,921,674	—	—	98,921,674
Utilities	68,022,643	—	—	68,022,643
Convertible Preferred Stocks
Consumer Staples	5,566,067	—	—	5,566,067
Industrials	1,604,900	—	—	1,604,900
Short-Term Investments	19,652,087	—	—	19,652,087

Total Assets	$1,731,212,998	$—	$—	$1,731,212,998

Total Liabilities	$—	$—	$—	$—

Total	$1,731,212,998	$—	$—	$1,731,212,998

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$264,170,875
Aggregate gross unrealized depreciation	(196,142,389)

Net unrealized appreciation	$68,028,486

Federal income tax cost of investments	$1,663,184,512

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.4%)
Hotels, Restaurants & Leisure (2.0%)
Brinker International, Inc.	132,132	$6,959,393
Carnival Corp.	135,100	6,714,470

		13,673,863

Household Durables (0.7%)
D.R. Horton, Inc.	166,700	4,894,312

Leisure Products (1.0%)
Hasbro, Inc.	92,374	6,663,860

Media (1.2%)
Sinclair Broadcast Group, Inc., Class A	129,947	3,290,258
Walt Disney Co.	50,676	5,179,087

		8,469,345

Specialty Retail (3.5%)
Best Buy Co., Inc.	152,190	5,649,293
Foot Locker, Inc.	128,060	9,216,478
Lowe’s Cos., Inc.	134,311	9,256,714

		24,122,485

Total Consumer Discretionary		57,823,865

Consumer Staples (7.6%)
Beverages (1.5%)
Dr. Pepper Snapple Group, Inc.	132,760	10,494,678

Food & Staples Retailing (1.0%)
Wal-Mart Stores, Inc.	112,670	7,305,523

Food Products (1.3%)
Archer-Daniels-Midland Co.	209,940	8,702,013

Household Products (1.7%)
Colgate-Palmolive Co.	123,420	7,832,233
Procter & Gamble Co.	50,008	3,597,575

		11,429,808

Tobacco (2.1%)
Altria Group, Inc.	260,630	14,178,272

Total Consumer Staples		52,110,294

Energy (11.1%)
Energy Equipment & Services (0.8%)
Schlumberger Ltd.	78,960	5,445,871

Oil, Gas & Consumable Fuels (10.3%)
BP plc (ADR)	375,200	11,466,112
Chevron Corp.	95,720	7,550,394
ConocoPhillips Co.	128,085	6,142,957
Exxon Mobil Corp.	304,021	22,603,961
Occidental Petroleum Corp.	68,618	4,539,081
Tesoro Corp.	78,545	7,637,716
Valero Energy Corp.	177,403	10,661,920

		70,602,141

Total Energy		76,048,012

Financials (28.1%)
Banks (13.6%)
Bank of America Corp.	1,311,950	20,440,181
Citizens Financial Group, Inc.	149,750	3,573,035
JPMorgan Chase & Co.	366,808	22,364,284
KeyCorp	1,006,738	13,097,661
PNC Financial Services Group, Inc.	142,631	12,722,685
SunTrust Banks, Inc./Georgia	252,133	9,641,566
Wells Fargo & Co.	220,040	11,299,054

		93,138,466

Capital Markets (3.9%)
Bank of New York Mellon Corp.	300,430	11,761,834
Goldman Sachs Group, Inc.	85,060	14,780,026

		26,541,860

Diversified Financial Services (2.0%)
Berkshire Hathaway, Inc., Class B*	104,370	13,609,848

Insurance (6.4%)
Assured Guaranty Ltd.	381,650	9,541,250
Endurance Specialty Holdings Ltd.	177,452	10,829,895
Hartford Financial Services Group, Inc.	196,782	9,008,680
Prudential Financial, Inc.	192,260	14,652,135

		44,031,960

Real Estate Investment Trusts (REITs) (2.2%)
DuPont Fabros Technology, Inc. (REIT)	153,610	3,975,427
Simon Property Group, Inc. (REIT)	31,200	5,732,064
Sun Communities, Inc. (REIT)	85,016	5,760,684

		15,468,175

Total Financials		192,790,309

Health Care (13.5%)
Biotechnology (2.5%)
Amgen, Inc.	89,627	12,397,207
Gilead Sciences, Inc.	48,900	4,801,491

		17,198,698

Health Care Providers & Services (7.6%)
Aetna, Inc.	63,030	6,896,112
Anthem, Inc.	130,543	18,276,020
Cardinal Health, Inc.	137,000	10,524,340
UnitedHealth Group, Inc.	141,720	16,440,937

		52,137,409

Pharmaceuticals (3.4%)
Eli Lilly & Co.	105,198	8,804,021
Shire plc (ADR)	32,660	6,702,812
Teva Pharmaceutical Industries Ltd. (ADR)	135,690	7,661,057

		23,167,890

Total Health Care		92,503,997

Industrials (9.8%)
Aerospace & Defense (4.0%)
Northrop Grumman Corp.	116,340	19,306,623
Orbital ATK, Inc.	109,650	7,880,546

		27,187,169

Airlines (2.2%)
Alaska Air Group, Inc.	134,460	10,682,847
Delta Air Lines, Inc.	102,686	4,607,521

		15,290,368

Industrial Conglomerates (2.9%)
General Electric Co.	793,243	20,005,588

Machinery (0.7%)
Snap-on, Inc.	31,900	4,814,986

Total Industrials		67,298,111

Information Technology (12.2%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	287,030	7,534,537

IT Services (4.3%)
Accenture plc, Class A	70,800	6,956,808
Booz Allen Hamilton Holding Corp.	280,810	7,360,030

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Broadridge Financial Solutions, Inc.	153,610	$8,502,314
International Business Machines Corp.	48,100	6,973,057

		29,792,209

Semiconductors & Semiconductor Equipment (3.3%)
Intel Corp.	563,870	16,995,042
Lam Research Corp.	83,980	5,486,413

		22,481,455

Software (3.0%)
Microsoft Corp.	343,360	15,197,114
Open Text Corp.	113,467	5,077,648

		20,274,762

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.	30,768	3,393,710

Total Information Technology		83,476,673

Materials (1.1%)
Chemicals (1.1%)
LyondellBasell Industries N.V., Class A	92,371	7,700,047

Total Materials		7,700,047

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	296,950	9,674,631

Total Telecommunication Services		9,674,631

Utilities (5.0%)
Electric Utilities (2.8%)
Edison International	164,080	10,348,526
PPL Corp.	265,710	8,739,202

		19,087,728

Gas Utilities (0.8%)
UGI Corp.	152,910	5,324,326

Multi-Utilities (1.4%)
CMS Energy Corp.	283,260	10,004,743

Total Utilities		34,416,797

Total Investments (98.2%) (Cost $558,853,810)		673,842,736
Other Assets Less Liabilities (1.8%)		12,274,207

Net Assets (100%)		$686,116,943

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$57,823,865	$—	$—	$57,823,865
Consumer Staples	52,110,294	—	—	52,110,294
Energy	76,048,012	—	—	76,048,012
Financials	192,790,309	—	—	192,790,309
Health Care	92,503,997	—	—	92,503,997
Industrials	67,298,111	—	—	67,298,111
Information Technology	83,476,673	—	—	83,476,673
Materials	7,700,047	—	—	7,700,047
Telecommunication Services	9,674,631	—	—	9,674,631
Utilities	34,416,797	—	—	34,416,797

Total Assets	$673,842,736	$—	$—	$673,842,736

Total Liabilities	$—	$—	$—	$—

Total	$673,842,736	$—	$—	$673,842,736

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,766,877
Aggregate gross unrealized depreciation	(21,358,220)

Net unrealized appreciation	$114,408,657

Federal income tax cost of investments	$559,434,079

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.2%)
Auto Components (0.5%)
Autoliv, Inc.	652	$71,075
BorgWarner, Inc.	1,854	77,108
Delphi Automotive plc	2,309	175,576
Gentex Corp.	2,105	32,628
Johnson Controls, Inc.	4,953	204,856
Lear Corp.	640	69,619
Tenneco, Inc.*	400	17,908
Visteon Corp.*	363	36,750

		685,520

Automobiles (0.6%)
Ford Motor Co.	33,211	450,673
Harley-Davidson, Inc.	1,596	87,621
Tesla Motors, Inc.*	743	184,561

		722,855

Distributors (0.1%)
Genuine Parts Co.	1,144	94,826
LKQ Corp.*	2,184	61,938

		156,764

Diversified Consumer Services (0.1%)
Graham Holdings Co., Class B	50	28,850
Houghton Mifflin Harcourt Co.*	1,194	24,250
ServiceMaster Global Holdings, Inc.*	752	25,230
Sotheby’s, Inc.	534	17,077

		95,407

Hotels, Restaurants & Leisure (1.4%)
Aramark	1,708	50,625
Chipotle Mexican Grill, Inc.*	198	142,609
Domino’s Pizza, Inc.	275	29,675
Dunkin’ Brands Group, Inc.	703	34,447
Hilton Worldwide Holdings, Inc.	8,640	198,202
Hyatt Hotels Corp., Class A*	951	44,792
Marriott International, Inc., Class A	1,685	114,917
Norwegian Cruise Line Holdings Ltd.*	1,776	101,765
Panera Bread Co., Class A*	172	33,267
Royal Caribbean Cruises Ltd.	1,298	115,639
Starbucks Corp.	11,612	660,026
Starwood Hotels & Resorts Worldwide, Inc.	1,404	93,338
Vail Resorts, Inc.	295	30,881
Wendy’s Co.	3,174	27,455
Wyndham Worldwide Corp.	906	65,141

		1,742,779

Household Durables (0.4%)
Garmin Ltd.	1,129	40,509
GoPro, Inc., Class A*	1,099	34,311
Jarden Corp.*	1,501	73,369
Leggett & Platt, Inc.	1,017	41,951
Mohawk Industries, Inc.*	525	95,440
Newell Rubbermaid, Inc.	1,989	78,983
PulteGroup, Inc.	2,460	46,420
Tempur Sealy International, Inc.*	315	22,500
Tupperware Brands Corp.	333	16,480
Whirlpool Corp.	634	93,363

		543,326

Internet & Catalog Retail (2.1%)
Amazon.com, Inc.*	3,208	1,642,143
Expedia, Inc.	729	85,789
Groupon, Inc.*	3,519	11,472
HomeAway, Inc.*	622	16,508
HSN, Inc.	284	16,256
Netflix, Inc.*	3,087	318,764
Priceline Group, Inc.*	425	525,665
TripAdvisor, Inc.*	827	52,117

		2,668,714

Leisure Products (0.2%)
Brunswick Corp.	654	31,320
Hasbro, Inc.	721	52,013
Mattel, Inc.	2,773	58,399
Polaris Industries, Inc.	479	57,418

		199,150

Media (4.5%)
AMC Networks, Inc., Class A*	491	35,926
Cablevision Systems Corp. - New York Group, Class A	2,050	66,563
CBS Corp. (Non-Voting), Class B	3,816	152,258
Charter Communications, Inc., Class A*	667	117,292
Cinemark Holdings, Inc.	784	25,472
Clear Channel Outdoor Holdings, Inc., Class A*	1,907	13,597
Comcast Corp., Class A	19,471	1,107,510
DISH Network Corp., Class A*	3,631	211,833
Interpublic Group of Cos., Inc.	3,367	64,411
John Wiley & Sons, Inc., Class A	331	16,560
Liberty Broadband Corp.*	802	41,255
Liberty Global plc*	6,559	281,643
Liberty Media Corp.*	2,962	105,803
Lions Gate Entertainment Corp.	1,137	41,842
Live Nation Entertainment, Inc.*	1,293	31,084
Madison Square Garden Co., Class A*	548	39,533
Morningstar, Inc.	136	10,915
Omnicom Group, Inc.	2,015	132,788
Regal Entertainment Group, Class A	843	15,756
Scripps Networks Interactive, Inc., Class A	967	47,567
Sinclair Broadcast Group, Inc., Class A	530	13,420
Sirius XM Holdings, Inc.*	20,065	75,043
Starz, Class A*	821	30,656
TEGNA, Inc.	1,831	40,996
Thomson Reuters Corp.	2,747	110,594
Time Warner Cable, Inc.	2,359	423,134
Time Warner, Inc.	6,889	473,619
Twenty-First Century Fox, Inc., Class A	14,851	400,680
Viacom, Inc., Class B	3,248	140,151
Walt Disney Co.	13,081	1,336,878

		5,604,779

Multiline Retail (0.9%)
Burlington Stores, Inc.*	543	27,715
Dillard’s, Inc., Class A	332	29,014
Dollar General Corp.	2,302	166,757
Dollar Tree, Inc.*	1,690	112,655
J.C. Penney Co., Inc.*	2,327	21,618
Kohl’s Corp.	1,518	70,299
Macy’s, Inc.	2,800	143,696
Nordstrom, Inc.	1,194	85,622
Sears Holdings Corp.*	459	10,373
Target Corp.	5,278	415,167

		1,082,916

Specialty Retail (2.1%)
Advance Auto Parts, Inc.	558	105,758
American Eagle Outfitters, Inc.	1,410	22,038
AutoNation, Inc.*	681	39,621
Bed Bath & Beyond, Inc.*	1,332	75,951
Best Buy Co., Inc.	1,969	73,089
CarMax, Inc.*	1,582	93,844

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
CST Brands, Inc.	597	$20,095
DSW, Inc., Class A	691	17,489
Foot Locker, Inc.	1,061	76,360
Gap, Inc.	2,413	68,771
Home Depot, Inc.	9,960	1,150,280
Office Depot, Inc.*	4,158	26,694
O’Reilly Automotive, Inc.*	806	201,500
Penske Automotive Group, Inc.	377	18,262
Ross Stores, Inc.	3,021	146,428
Sally Beauty Holdings, Inc.*	1,028	24,415
Staples, Inc.	4,845	56,832
Tiffany & Co.	836	64,556
TJX Cos., Inc.	5,146	367,527
Williams-Sonoma, Inc.	573	43,749

		2,693,259

Textiles, Apparel & Luxury Goods (1.3%)
Carter’s, Inc.	405	36,709
Coach, Inc.	2,237	64,716
Columbia Sportswear Co.	274	16,109
Fossil Group, Inc.*	302	16,876
Hanesbrands, Inc.	3,073	88,933
Kate Spade & Co.*	749	14,313
lululemon athletica, Inc.*	595	30,137
Michael Kors Holdings Ltd.*	1,649	69,654
NIKE, Inc., Class B	6,668	819,964
PVH Corp.	611	62,285
Skechers USA, Inc., Class A*	312	41,833
Under Armour, Inc., Class A*	1,610	155,816
VF Corp.	2,778	189,487
Wolverine World Wide, Inc.	774	16,749

		1,623,581

Total Consumer Discretionary		17,819,050

Consumer Staples (9.9%)
Beverages (2.5%)
Coca-Cola Co.	38,546	1,546,466
Coca-Cola Enterprises, Inc.	1,949	94,234
Dr. Pepper Snapple Group, Inc.	1,834	144,978
PepsiCo, Inc.	14,395	1,357,448

		3,143,126

Food & Staples Retailing (2.1%)
CVS Health Corp.	10,921	1,053,658
Kroger Co.	9,230	332,926
PriceSmart, Inc.	192	14,849
Rite Aid Corp.*	9,508	57,714
Sprouts Farmers Market, Inc.*	1,388	29,287
Sysco Corp.	5,858	228,286
United Natural Foods, Inc.*	449	21,781
Walgreens Boots Alliance, Inc.	9,907	823,272
Whole Foods Market, Inc.	3,534	111,851

		2,673,624

Food Products (2.5%)
Campbell Soup Co.	1,960	99,333
ConAgra Foods, Inc.	4,110	166,496
Flowers Foods, Inc.	2,051	50,742
General Mills, Inc.	5,924	332,514
Hain Celestial Group, Inc.*	927	47,833
Hershey Co.	2,173	199,655
Hormel Foods Corp.	1,396	88,381
J.M. Smucker Co.	975	111,238
Kellogg Co.	2,620	174,361
Keurig Green Mountain, Inc.	1,029	53,652
Kraft Heinz Co.	12,644	892,413
McCormick & Co., Inc. (Non-Voting)	1,031	84,728
Mead Johnson Nutrition Co.	1,818	127,987
Mondelez International, Inc., Class A	14,950	625,956
Pilgrim’s Pride Corp.	652	13,549
Pinnacle Foods, Inc.	994	41,629
TreeHouse Foods, Inc.*	371	28,860
WhiteWave Foods Co.*	1,615	64,842

		3,204,169

Household Products (2.5%)
Church & Dwight Co., Inc.	1,183	99,254
Clorox Co.	1,169	135,054
Colgate-Palmolive Co.	8,895	564,477
Kimberly-Clark Corp.	3,380	368,555
Procter & Gamble Co.	26,587	1,912,669

		3,080,009

Personal Products (0.3%)
Avon Products, Inc.	3,645	11,846
Coty, Inc., Class A	2,270	61,426
Estee Lauder Cos., Inc., Class A	3,294	265,760
Nu Skin Enterprises, Inc., Class A	478	19,732

		358,764

Total Consumer Staples		12,459,692

Energy (6.6%)
Energy Equipment & Services (4.3%)
Baker Hughes, Inc.	33,066	1,720,755
Cameron International Corp.*	14,094	864,244
Core Laboratories N.V.	3,302	329,539
Ensco plc, Class A	17,402	245,020
FMC Technologies, Inc.*	14,727	456,537
National Oilwell Varco, Inc.	28,902	1,088,160
Oceaneering International, Inc.	5,820	228,610
RPC, Inc.	5,608	49,631
Weatherford International plc*	54,418	461,465

		5,443,961

Oil, Gas & Consumable Fuels (2.3%)
Cheniere Energy, Inc.*	18,827	909,344
ONEOK, Inc.	15,214	489,891
Spectra Energy Corp.	51,057	1,341,267
Teekay Corp.	3,796	112,514

		2,853,016

Total Energy		8,296,977

Financials (14.8%)
Banks (6.2%)
Associated Banc-Corp.	1,034	18,581
Bank of America Corp.	98,980	1,542,108
Bank of Hawaii Corp.	350	22,221
Bank of the Ozarks, Inc.	687	30,063
BankUnited, Inc.	960	34,320
BB&T Corp.	7,342	261,375
BOK Financial Corp.	148	9,577
CIT Group, Inc.	1,387	55,522
Citigroup, Inc.	28,596	1,418,648
City National Corp./California	352	30,997
Comerica, Inc.	1,494	61,403
Commerce Bancshares, Inc./Missouri	763	34,762
Cullen/Frost Bankers, Inc.	535	34,015
East West Bancorp, Inc.	1,248	47,948
First Horizon National Corp.	2,016	28,587
First Niagara Financial Group, Inc.	2,838	28,976
First Republic Bank/California	1,209	75,889
Huntington Bancshares, Inc./Ohio	6,794	72,016
Investors Bancorp, Inc.	3,081	38,020
JPMorgan Chase & Co.	34,826	2,123,341
KeyCorp	7,737	100,658
M&T Bank Corp.	1,130	137,804
PacWest Bancorp	881	37,716

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
People’s United Financial, Inc.	2,651	$41,700
PNC Financial Services Group, Inc.	4,816	429,587
Popular, Inc.	887	26,814
Regions Financial Corp.	12,156	109,526
Signature Bank/New York*	435	59,839
SVB Financial Group*	441	50,953
Synovus Financial Corp.	1,163	34,425
TCF Financial Corp.	1,245	18,874
U.S. Bancorp	16,760	687,328
Umpqua Holdings Corp.	1,766	28,786
Zions Bancorp	1,731	47,672

		7,780,051

Capital Markets (2.4%)
Ameriprise Financial, Inc.	1,580	172,425
Artisan Partners Asset Management, Inc., Class A	563	19,834
Bank of New York Mellon Corp.	10,547	412,915
BlackRock, Inc.	1,189	353,692
Charles Schwab Corp.	11,443	326,812
E*TRADE Financial Corp.*	2,416	63,613
Eaton Vance Corp.	1,023	34,189
Franklin Resources, Inc.	3,965	147,736
Interactive Brokers Group, Inc., Class A	3,277	129,343
Invesco Ltd.	3,795	118,518
Legg Mason, Inc.	968	40,278
LPL Financial Holdings, Inc.	686	27,282
Morgan Stanley	15,212	479,178
Northern Trust Corp.	2,304	157,041
NorthStar Asset Management Group, Inc.	1,799	25,834
Raymond James Financial, Inc.	1,122	55,685
SEI Investments Co.	1,047	50,497
State Street Corp.	3,872	260,237
T. Rowe Price Group, Inc.	2,424	168,468

		3,043,577

Consumer Finance (1.3%)
American Express Co.	8,527	632,107
Capital One Financial Corp.	4,565	331,054
Credit Acceptance Corp.*	104	20,474
Discover Financial Services	4,142	215,343
LendingClub Corp.*	1,497	19,805
Navient Corp.	2,815	31,641
SLM Corp.*	2,641	19,543
Springleaf Holdings, Inc.*	1,111	48,573
Synchrony Financial*	8,211	257,004

		1,575,544

Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	724	48,566
CME Group, Inc./Illinois	2,639	244,741
Leucadia National Corp.	3,186	64,548
Moody’s Corp.	1,592	156,334
MSCI, Inc.	884	52,563
Nasdaq, Inc.	1,085	57,863
Voya Financial, Inc.	2,133	82,697

		707,312

Insurance (4.0%)
ACE Ltd.	2,813	290,864
Aflac, Inc.	3,775	219,441
Allied World Assurance Co. Holdings AG	754	28,780
Allstate Corp.	3,847	224,049
American Financial Group, Inc./Ohio	686	47,272
American International Group, Inc.	12,185	692,352
American National Insurance Co.	189	18,454
Aon plc	2,489	220,550
Arch Capital Group Ltd.*	746	54,809
Arthur J. Gallagher & Co.	1,356	55,976
Aspen Insurance Holdings Ltd.	489	22,724
Assurant, Inc.	555	43,851
Assured Guaranty Ltd.	1,394	34,850
Axis Capital Holdings Ltd.	827	44,426
Brown & Brown, Inc.	1,093	33,850
Chubb Corp.	2,003	245,668
Cincinnati Financial Corp.	1,218	65,528
Erie Indemnity Co., Class A	190	15,759
Genworth Financial, Inc., Class A*	4,240	19,589
Hanover Insurance Group, Inc.	374	29,060
Hartford Financial Services Group, Inc.	3,825	175,108
HCC Insurance Holdings, Inc.	762	59,032
Lincoln National Corp.	2,308	109,538
Loews Corp.	3,447	124,575
Markel Corp.*	122	97,827
Marsh & McLennan Cos., Inc.	4,978	259,951
Mercury General Corp.	209	10,557
MetLife, Inc.	9,281	437,599
Old Republic International Corp.	1,928	30,154
PartnerReinsurance Ltd.	433	60,135
Principal Financial Group, Inc.	2,352	111,344
Progressive Corp.	4,990	152,894
Prudential Financial, Inc.	4,245	323,511
RenaissanceReinsurance Holdings Ltd.	361	38,381
Torchmark Corp.	1,145	64,578
Travelers Cos., Inc.	2,966	295,206
Unum Group	1,920	61,594
W. R. Berkley Corp.	735	39,962
White Mountains Insurance Group Ltd.	59	44,091
Willis Group Holdings plc	1,684	68,993
XL Group plc	2,589	94,032

		5,066,914

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	2,901	92,832
Forest City Enterprises, Inc., Class A*	2,227	44,829
Howard Hughes Corp.*	367	42,110
Jones Lang LaSalle, Inc.	386	55,495
Realogy Holdings Corp.*	1,263	47,527

		282,793

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	4,446	45,216
MGIC Investment Corp.*	2,930	27,132
New York Community Bancorp, Inc.	3,797	68,574
TFS Financial Corp.	658	11,350

		152,272

Total Financials		18,608,463

Health Care (14.2%)
Biotechnology (3.5%)
Agios Pharmaceuticals, Inc.*	150	10,589
Alexion Pharmaceuticals, Inc.*	1,618	253,039
Alnylam Pharmaceuticals, Inc.*	587	47,171
Amgen, Inc.	5,904	816,641
Biogen, Inc.*	1,726	503,664
BioMarin Pharmaceutical, Inc.*	1,047	110,270
Celgene Corp.*	6,994	756,541
Cepheid, Inc.*	408	18,442
Gilead Sciences, Inc.	11,327	1,112,198
Incyte Corp.*	1,441	158,986
Intercept Pharmaceuticals, Inc.*	135	22,391

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Intrexon Corp.*	424	$13,483
Isis Pharmaceuticals, Inc.*	765	30,921
Medivation, Inc.*	1,194	50,745
Puma Biotechnology, Inc.*	207	15,600
Regeneron Pharmaceuticals, Inc.*	625	290,713
Seattle Genetics, Inc.*	754	29,074
Vertex Pharmaceuticals, Inc.*	1,781	185,473

		4,425,941

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	13,224	531,869
Align Technology, Inc.*	596	33,829
Baxter International, Inc.	4,829	158,633
Becton, Dickinson and Co.	1,880	249,401
Boston Scientific Corp.*	9,866	161,901
Cooper Cos., Inc.	362	53,887
DENTSPLY International, Inc.	1,209	61,139
DexCom, Inc.*	663	56,925
Edwards Lifesciences Corp.*	841	119,565
Hill-Rom Holdings, Inc.	403	20,952
Hologic, Inc.*	1,723	67,421
IDEXX Laboratories, Inc.*	691	51,307
ResMed, Inc.	1,066	54,324
Sirona Dental Systems, Inc.*	458	42,750
St. Jude Medical, Inc.	2,192	138,293
STERIS Corp.	404	26,248
Teleflex, Inc.	320	39,747
Varian Medical Systems, Inc.*	859	63,377
West Pharmaceutical Services, Inc.	527	28,521

		1,960,089

Health Care Providers & Services (1.8%)
Acadia Healthcare Co., Inc.*	481	31,876
AmerisourceBergen Corp.	1,669	158,538
Brookdale Senior Living, Inc.*	1,529	35,106
Cardinal Health, Inc.	2,908	223,393
Centene Corp.*	897	48,644
Cigna Corp.	2,310	311,896
Community Health Systems, Inc.*	860	36,782
Envision Healthcare Holdings, Inc.*	1,611	59,269
HCA Holdings, Inc.*	3,132	242,292
Health Net, Inc.*	628	37,818
HealthSouth Corp.	704	27,012
Henry Schein, Inc.*	620	82,286
Humana, Inc.	1,146	205,134
Laboratory Corp. of America Holdings*	878	95,237
LifePoint Health, Inc.*	362	25,666
McKesson Corp.	1,954	361,549
MEDNAX, Inc.*	759	58,284
Molina Healthcare, Inc.*	353	24,304
Patterson Cos., Inc.	765	33,086
Premier, Inc., Class A*	1,095	37,635
Quest Diagnostics, Inc.	1,150	70,691
Team Health Holdings, Inc.*	513	27,717
Tenet Healthcare Corp.*	807	29,794
VCA, Inc.*	674	35,486
WellCare Health Plans, Inc.*	356	30,680

		2,330,175

Health Care Technology (0.2%)
athenahealth, Inc.*	182	24,269
Cerner Corp.*	2,356	141,266
Inovalon Holdings, Inc., Class A*	1,253	26,100
Veeva Systems, Inc., Class A*	1,173	27,460

		219,095

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	2,798	96,055
Bio-Rad Laboratories, Inc., Class A*	201	26,996
Bio-Techne Corp.	281	25,981
Bruker Corp.*	950	15,609
Illumina, Inc.*	1,154	202,896
Mettler-Toledo International, Inc.*	203	57,802
PAREXEL International Corp.*	424	26,254
PerkinElmer, Inc.	847	38,928
Quintiles Transnational Holdings, Inc.*	614	42,716
Thermo Fisher Scientific, Inc.	3,573	436,907
VWR Corp.*	267	6,859
Waters Corp.*	723	85,466

		1,062,469

Pharmaceuticals (6.3%)
AbbVie, Inc.	13,866	754,449
Bristol-Myers Squibb Co.	14,753	873,378
Catalent, Inc.*	1,106	26,876
Eli Lilly & Co.	8,138	681,069
Johnson & Johnson	24,500	2,287,075
Merck & Co., Inc.	23,545	1,162,887
Perrigo Co. plc	1,172	184,320
Pfizer, Inc.	54,816	1,721,771
Zoetis, Inc.	4,459	183,622

		7,875,447

Total Health Care		17,873,216

Industrials (10.7%)
Aerospace & Defense (0.5%)
B/E Aerospace, Inc.	1,043	45,788
Hexcel Corp.	1,009	45,264
Precision Castparts Corp.	1,289	296,096
Rockwell Collins, Inc.	1,227	100,418
Spirit AeroSystems Holdings, Inc., Class A*	1,476	71,350
TransDigm Group, Inc.*	484	102,806
Triumph Group, Inc.	457	19,230

		680,952

Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.	1,431	96,993
Expeditors International of Washington, Inc.	1,739	81,820
United Parcel Service, Inc., Class B	9,557	943,181

		1,121,994

Airlines (1.0%)
Alaska Air Group, Inc.	1,157	91,924
American Airlines Group, Inc.	7,332	284,701
Delta Air Lines, Inc.	8,731	391,760
JetBlue Airways Corp.*	2,421	62,389
Southwest Airlines Co.	5,794	220,404
Spirit Airlines, Inc.*	676	31,975
United Continental Holdings, Inc.*	3,554	188,540

		1,271,693

Building Products (0.2%)
Allegion plc	991	57,141
Armstrong World Industries, Inc.*	540	25,780
Lennox International, Inc.	411	46,579
Masco Corp.	3,224	81,180
Owens Corning, Inc.	941	39,437
USG Corp.*	1,018	27,099

		277,216

Commercial Services & Supplies (0.6%)
ADT Corp.	1,768	52,863
Cintas Corp.	982	84,206
Clean Harbors, Inc.*	444	19,523
Covanta Holding Corp.	1,281	22,353
KAR Auction Services, Inc.	1,351	47,961

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Pitney Bowes, Inc.	1,912	$37,953
R.R. Donnelley & Sons Co.	1,575	22,932
Tyco International plc	4,508	150,838
Waste Connections, Inc.	1,236	60,045
Waste Management, Inc.	4,389	218,616

		717,290

Construction & Engineering (0.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	1,014	40,215
Quanta Services, Inc.*	2,103	50,914

		91,129

Electrical Equipment (0.8%)
Acuity Brands, Inc.	396	69,530
AMETEK, Inc.	2,363	123,632
Eaton Corp. plc	4,996	256,295
Emerson Electric Co.	7,077	312,591
EnerSys, Inc.	359	19,235
Generac Holdings, Inc.*	601	18,084
Hubbell, Inc., Class B	479	40,691
Regal Beloit Corp.	411	23,201
Rockwell Automation, Inc.	1,316	133,535
SolarCity Corp.*	750	32,032

		1,028,826

Industrial Conglomerates (3.4%)
3M Co.	6,592	934,548
Carlisle Cos., Inc.	509	44,476
Danaher Corp.	6,281	535,204
General Electric Co.	108,004	2,723,861

		4,238,089

Machinery (1.8%)
AGCO Corp.	548	25,553
Allison Transmission Holdings, Inc.	1,889	50,417
Colfax Corp.*	1,123	33,589
Crane Co.	524	24,424
Cummins, Inc.	1,662	180,460
Deere & Co.	2,755	203,870
Dover Corp.	1,701	97,263
Flowserve Corp.	1,385	56,979
Graco, Inc.	572	38,341
IDEX Corp.	767	54,687
Illinois Tool Works, Inc.	3,264	268,660
Ingersoll-Rand plc	2,826	143,476
ITT Corp.	771	25,775
Joy Global, Inc.	857	12,795
Kennametal, Inc.	634	15,780
Middleby Corp.*	600	63,114
Nordson Corp.	503	31,659
Oshkosh Corp.	653	23,723
PACCAR, Inc.	3,311	172,735
Parker-Hannifin Corp.	1,323	128,728
Pentair plc	1,739	88,759
Snap-on, Inc.	602	90,866
SPX Corp.	378	4,506
SPX FLOW, Inc.*	378	13,015
Stanley Black & Decker, Inc.	1,507	146,149
Terex Corp.	1,012	18,155
Timken Co.	868	23,861
Valmont Industries, Inc.	202	19,168
WABCO Holdings, Inc.*	570	59,753
Wabtec Corp.	963	84,792
Woodward, Inc.	579	23,565
Xylem, Inc.	1,714	56,305

		2,280,922

Professional Services (0.5%)
Dun & Bradstreet Corp.	306	32,130
Equifax, Inc.	1,214	117,976
IHS, Inc., Class A*	631	73,196
ManpowerGroup, Inc.	753	61,663
Nielsen Holdings plc	2,807	124,827
Robert Half International, Inc.	1,410	72,136
Towers Watson & Co., Class A	613	71,954
Verisk Analytics, Inc., Class A*	1,524	112,639

		666,521

Road & Rail (0.5%)
AMERCO	65	25,576
Avis Budget Group, Inc.*	1,120	48,922
Genesee & Wyoming, Inc., Class A*	541	31,962
Hertz Global Holdings, Inc.*	4,897	81,927
J.B. Hunt Transport Services, Inc.	822	58,691
Kansas City Southern	1,085	98,605
Landstar System, Inc.	394	25,007
Norfolk Southern Corp.	2,906	222,018
Old Dominion Freight Line, Inc.*	716	43,676
Ryder System, Inc.	511	37,834

		674,218

Trading Companies & Distributors (0.4%)
Air Lease Corp.	810	25,045
Fastenal Co.	2,786	101,996
HD Supply Holdings, Inc.*	1,816	51,974
MSC Industrial Direct Co., Inc., Class A	602	36,740
United Rentals, Inc.*	1,004	60,290
W.W. Grainger, Inc.	645	138,681
WESCO International, Inc.*	428	19,889

		434,615

Total Industrials		13,483,465

Information Technology (20.9%)
Communications Equipment (1.5%)
Arista Networks, Inc.*	214	13,095
ARRIS Group, Inc.*	759	19,711
Brocade Communications Systems, Inc.	2,861	29,697
Cisco Systems, Inc.	35,182	923,528
CommScope Holding Co., Inc.*	794	23,844
F5 Networks, Inc.*	483	55,931
Harris Corp.	820	59,983
Juniper Networks, Inc.	2,668	68,594
Motorola Solutions, Inc.	1,163	79,526
QUALCOMM, Inc.	10,806	580,606
ViaSat, Inc.*	265	17,037
Viavi Solutions, Inc.*	1,310	7,035

		1,878,587

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	1,633	83,218
Arrow Electronics, Inc.*	521	28,801
Avnet, Inc.	794	33,888
Belden, Inc.	268	12,513
Corning, Inc.	8,789	150,468
FEI Co.	242	17,676
Flextronics International Ltd.*	3,221	33,949
FLIR Systems, Inc.	759	21,244
Ingram Micro, Inc., Class A	872	23,753
Keysight Technologies, Inc.*	1,017	31,364
TE Connectivity Ltd.	2,840	170,088
Trimble Navigation Ltd.*	1,420	23,316
Zebra Technologies Corp., Class A*	273	20,898

		651,176

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (4.3%)
Akamai Technologies, Inc.*	1,141	$78,797
CoStar Group, Inc.*	211	36,516
eBay, Inc.*	8,112	198,257
Facebook, Inc., Class A*	18,395	1,653,711
Google, Inc., Class A*	4,403	2,810,743
IAC/InterActiveCorp	567	37,008
LinkedIn Corp., Class A*	813	154,576
Pandora Media, Inc.*	1,442	30,772
Rackspace Hosting, Inc.*	742	18,313
Twitter, Inc.*	4,424	119,183
VeriSign, Inc.*	574	40,501
Yahoo!, Inc.*	6,056	175,079
Yelp, Inc.*	461	9,985
Zillow Group, Inc., Class A*	332	9,538

		5,372,979

IT Services (3.9%)
Accenture plc, Class A	4,334	425,859
Alliance Data Systems Corp.*	383	99,189
Amdocs Ltd.	1,047	59,553
Automatic Data Processing, Inc.	3,232	259,724
Booz Allen Hamilton Holding Corp.	765	20,051
Broadridge Financial Solutions, Inc.	752	41,623
Cognizant Technology Solutions Corp., Class A*	4,259	266,656
Computer Sciences Corp.	866	53,155
CoreLogic, Inc.*	588	21,891
DST Systems, Inc.	229	24,077
EPAM Systems, Inc.*	305	22,729
Fidelity National Information Services, Inc.	1,745	117,055
Fiserv, Inc.*	1,600	138,576
FleetCor Technologies, Inc.*	587	80,783
Gartner, Inc.*	528	44,315
Genpact Ltd.*	1,177	27,789
Global Payments, Inc.	391	44,859
International Business Machines Corp.	6,229	903,018
Jack Henry & Associates, Inc.	477	33,204
Leidos Holdings, Inc.	511	21,109
MasterCard, Inc., Class A	7,116	641,294
MAXIMUS, Inc.	377	22,454
Paychex, Inc.	2,391	113,883
Syntel, Inc.*	264	11,962
Teradata Corp.*	962	27,860
Total System Services, Inc.	1,103	50,109
Vantiv, Inc., Class A*	1,295	58,171
VeriFone Systems, Inc.*	538	14,919
Visa, Inc., Class A	16,028	1,116,511
Western Union Co.	2,683	49,260
WEX, Inc.*	241	20,929
Xerox Corp.	7,133	69,404

		4,901,971

Semiconductors & Semiconductor Equipment (2.0%)
Altera Corp.	2,022	101,262
Analog Devices, Inc.	1,934	109,097
Applied Materials, Inc.	7,488	109,999
Atmel Corp.	2,694	21,741
Broadcom Corp., Class A	3,808	195,845
Cree, Inc.*	455	11,025
First Solar, Inc.*	438	18,724
Freescale Semiconductor Ltd.*	525	19,204
Integrated Device Technology, Inc.*	950	19,285
Intel Corp.	32,821	989,225
KLA-Tencor Corp.	647	32,350
Lam Research Corp.	953	62,259
Linear Technology Corp.	1,480	59,718
Marvell Technology Group Ltd.	2,592	23,458
Maxim Integrated Products, Inc.	1,839	61,423
Microchip Technology, Inc.	1,368	58,947
Micron Technology, Inc.*	7,459	111,736
NVIDIA Corp.	2,851	70,277
ON Semiconductor Corp.*	2,969	27,909
Skyworks Solutions, Inc.	1,213	102,147
SunEdison, Inc.*	2,030	14,575
SunPower Corp.*	402	8,056
Texas Instruments, Inc.	5,425	268,646
Xilinx, Inc.	1,748	74,115

		2,571,023

Software (4.5%)
Activision Blizzard, Inc.	3,394	104,841
Adobe Systems, Inc.*	2,984	245,344
ANSYS, Inc.*	529	46,626
Aspen Technology, Inc.*	421	15,960
Autodesk, Inc.*	1,541	68,020
CA, Inc.	2,273	62,053
Cadence Design Systems, Inc.*	1,779	36,790
CDK Global, Inc.	1,030	49,213
Check Point Software Technologies Ltd.*	1,014	80,441
Citrix Systems, Inc.*	1,020	70,666
Electronic Arts, Inc.*	2,081	140,988
FactSet Research Systems, Inc.	228	36,437
FireEye, Inc.*	1,010	32,138
Fortinet, Inc.*	986	41,885
Guidewire Software, Inc.*	420	22,084
Intuit, Inc.	1,769	156,999
Manhattan Associates, Inc.*	375	23,362
Microsoft Corp.	55,595	2,460,635
NetSuite, Inc.*	334	28,023
Nuance Communications, Inc.*	2,292	37,520
Oracle Corp.	23,785	859,114
PTC, Inc.*	722	22,916
Qlik Technologies, Inc.*	549	20,011
Red Hat, Inc.*	1,125	80,865
salesforce.com, Inc.*	3,660	254,114
ServiceNow, Inc.*	1,004	69,728
SolarWinds, Inc.*	431	16,912
Solera Holdings, Inc.	365	19,710
Splunk, Inc.*	763	42,232
SS&C Technologies Holdings, Inc.	396	27,736
Symantec Corp.	4,699	91,489
Synopsys, Inc.*	975	45,025
Tableau Software, Inc., Class A*	495	39,491
Tyler Technologies, Inc.*	196	29,265
Ultimate Software Group, Inc.*	183	32,759
Verint Systems, Inc.*	397	17,130
VMware, Inc., Class A*	1,872	147,495
Workday, Inc., Class A*	1,237	85,180

		5,661,197

Technology Hardware, Storage & Peripherals (4.2%)
Apple, Inc.	39,641	4,372,402
EMC Corp.	13,407	323,913
Hewlett-Packard Co.	12,607	322,865
NCR Corp.*	1,110	25,253
SanDisk Corp.	1,420	77,149
Seagate Technology plc	1,915	85,792
Western Digital Corp.	1,594	126,627

		5,334,001

Total Information Technology		26,370,934

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (3.1%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	2,069	$263,963
Albemarle Corp.	786	34,663
Axalta Coating Systems Ltd.*	651	16,496
Cabot Corp.	567	17,895
Celanese Corp.	1,383	81,832
Cytec Industries, Inc.	625	46,156
E.I. du Pont de Nemours & Co.	8,820	425,124
Eastman Chemical Co.	1,412	91,385
Ecolab, Inc.	2,797	306,887
International Flavors & Fragrances, Inc.	756	78,065
LyondellBasell Industries N.V., Class A	3,623	302,013
Mosaic Co.	3,299	102,632
NewMarket Corp.	90	32,130
Platform Specialty Products Corp.*	1,899	24,022
PPG Industries, Inc.	2,639	231,414
Praxair, Inc.	2,799	285,106
Sensient Technologies Corp.	410	25,133
Sherwin-Williams Co.	807	179,783
Sigma-Aldrich Corp.	1,051	146,005
Valspar Corp.	716	51,466
W.R. Grace & Co.*	739	68,764

		2,810,934

Containers & Packaging (0.6%)
AptarGroup, Inc.	465	30,671
Avery Dennison Corp.	829	46,896
Ball Corp.	1,291	80,300
Bemis Co., Inc.	919	36,365
Berry Plastics Group, Inc.*	1,111	33,408
Crown Holdings, Inc.*	1,360	62,220
Graphic Packaging Holding Co.	3,121	39,918
Owens-Illinois, Inc.*	1,630	33,774
Packaging Corp. of America	926	55,708
Sealed Air Corp.	2,099	98,401
Silgan Holdings, Inc.	338	17,589
Sonoco Products Co.	932	35,174
WestRock Co.	2,868	147,530

		717,954

Metals & Mining (0.1%)
Compass Minerals International, Inc.	301	23,589
Nucor Corp.	2,628	98,682
Reliance Steel & Aluminum Co.	720	38,887

		161,158

Paper & Forest Products (0.2%)
Domtar Corp.	614	21,950
International Paper Co.	4,316	163,102

		185,052

Total Materials		3,875,098

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	19,371	631,107
CenturyLink, Inc.	13,765	345,777
Frontier Communications Corp.	32,848	156,028
Level 3 Communications, Inc.*	8,156	356,336
Verizon Communications, Inc.	13,860	603,048
Zayo Group Holdings, Inc.*	1,873	47,499

		2,139,795

Wireless Telecommunication Services (0.7%)
SBA Communications Corp., Class A*	3,630	380,206
Sprint Corp.*	20,916	80,318
Telephone & Data Systems, Inc.	2,328	58,107
T-Mobile US, Inc.*	8,468	337,111
U.S. Cellular Corp.*	582	20,620

		876,362

Total Telecommunication Services		3,016,157

Utilities (3.0%)
Electric Utilities (0.4%)
IDACORP, Inc.	975	63,092
ITC Holdings Corp.	3,840	128,026
OGE Energy Corp.	4,603	125,938
Pepco Holdings, Inc.	5,577	135,075
Portland General Electric Co.	2,370	87,619

		539,750

Gas Utilities (0.6%)
AGL Resources, Inc.	2,711	165,479
Atmos Energy Corp.	2,360	137,305
Piedmont Natural Gas Co., Inc.	1,783	71,445
Questar Corp.	3,408	66,149
Southwest Gas Corp.	1,047	61,061
UGI Corp.	3,939	137,156
WGL Holdings, Inc.	1,118	64,475

		703,070

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	17,842	174,673
Dynegy, Inc.*	2,769	57,236
NRG Energy, Inc.	7,639	113,439
NRG Yield, Inc., Class A	3,648	40,675
TerraForm Power, Inc., Class A*	2,987	42,475

		428,498

Multi-Utilities (1.4%)
Alliant Energy Corp.	2,543	148,740
CenterPoint Energy, Inc.	8,831	159,311
CMS Energy Corp.	5,892	208,106
Consolidated Edison, Inc.	7,905	528,449
Sempra Energy	6,407	619,685
TECO Energy, Inc.	5,346	140,386

		1,804,677

Water Utilities (0.3%)
American Water Works Co., Inc.	4,469	246,153
Aqua America, Inc.	4,096	108,421

		354,574

Total Utilities		3,830,569

Total Common Stocks (99.8%) (Cost $97,560,714)		125,633,621

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food & Staples Retailing (0.0%)
Safeway, Inc. (Casa Ley subsidiary) (Contingent Value Rights)*	2,090	940
Safeway, Inc. (PDC subsidiary) (Contingent Value Rights)*†	2,090	102

Total Rights (0.0%) (Cost $—)		1,042

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,726	$4,726

Total Short-Term Investment (0.0%) (Cost $4,726)		4,726

Total Investments (99.8%) (Cost $97,565,440)		125,639,389
Other Assets Less Liabilities (0.2%)		222,872

Net Assets (100%)		$125,862,261

*	Non-income producing.

†	Security (totaling $102 or 0.0% of net assets) held at fair value by management.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$17,769,144	$49,906	$—	$17,819,050
Consumer Staples	12,459,692	—	—	12,459,692
Energy	8,296,977	—	—	8,296,977
Financials	18,608,463	—	—	18,608,463
Health Care	17,873,216	—	—	17,873,216
Industrials	13,483,465	—	—	13,483,465
Information Technology	26,370,934	—	—	26,370,934
Materials	3,875,098	—	—	3,875,098
Telecommunication Services	3,016,157	—	—	3,016,157
Utilities	3,830,569	—	—	3,830,569
Rights
Consumer Staples	—	—	1,042	1,042
Short-Term Investments	4,726	—	—	4,726

Total Assets	$125,588,441	$49,906	$1,042	$125,639,389

Total Liabilities	$—	$—	$—	$—

Total	$125,588,441	$49,906	$1,042	$125,639,389

(a)	A security with a market value of $39,533 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,416,185
Aggregate gross unrealized depreciation	(6,394,389)

Net unrealized appreciation	$28,021,796

Federal income tax cost of investments	$97,617,593

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.8%)
Auto Components (1.2%)
Delphi Automotive plc	56,218	$4,274,817

Hotels, Restaurants & Leisure (4.7%)
Norwegian Cruise Line Holdings Ltd.*	74,000	4,240,200
Panera Bread Co., Class A*	18,800	3,636,108
Starbucks Corp.	140,080	7,962,147
Yum! Brands, Inc.	1,200	95,940

		15,934,395

Household Durables (5.0%)
D.R. Horton, Inc.	107,100	3,144,456
Lennar Corp., Class A	51,100	2,459,443
Newell Rubbermaid, Inc.	166,581	6,614,932
Whirlpool Corp.	34,112	5,023,333

		17,242,164

Internet & Catalog Retail (1.2%)
Amazon.com, Inc.*	3,607	1,846,387
Priceline Group, Inc.*	1,800	2,226,348

		4,072,735

Media (5.7%)
Charter Communications, Inc., Class A*	22,707	3,993,026
DreamWorks Animation SKG, Inc., Class A*	51,417	897,226
Gannett Co., Inc.	178,060	2,622,824
Scripps Networks Interactive, Inc., Class A	53,709	2,641,946
Sirius XM Holdings, Inc.*	967,396	3,618,061
TEGNA, Inc.	123,321	2,761,157
Time Warner Cable, Inc.	16,900	3,031,353

		19,565,593

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	27,321	3,359,664

Total Consumer Discretionary		64,449,368

Consumer Staples (4.2%)
Food Products (1.3%)
Blue Buffalo Pet Products, Inc.*	8,000	143,280
Mead Johnson Nutrition Co.	21,600	1,520,640
Mondelez International, Inc., Class A	63,590	2,662,514

		4,326,434

Household Products (1.6%)
Procter & Gamble Co.	78,862	5,673,332

Personal Products (0.2%)
Avon Products, Inc.	198,656	645,632

Tobacco (1.1%)
Philip Morris International, Inc.	46,900	3,720,577

Total Consumer Staples		14,365,975

Energy (7.6%)
Energy Equipment & Services (1.5%)
Ensco plc, Class A	50,254	707,576
Halliburton Co.	59,775	2,113,046
Schlumberger Ltd.	33,775	2,329,462

		5,150,084

Oil, Gas & Consumable Fuels (6.1%)
Anadarko Petroleum Corp.	22,600	1,364,814
Cenovus Energy, Inc.	114,981	1,743,112
Cobalt International Energy, Inc.*	220,840	1,563,547
ConocoPhillips Co.	32,400	1,553,904
Enbridge, Inc.	59,200	2,198,096
EOG Resources, Inc.	121,500	8,845,200
Kinder Morgan, Inc.	64,800	1,793,664
Noble Energy, Inc.	56,459	1,703,933

		20,766,270

Total Energy		25,916,354

Financials (17.7%)
Banks (3.1%)
JPMorgan Chase & Co.	31,164	1,900,069
PacWest Bancorp	43,800	1,875,078
PNC Financial Services Group, Inc.	15,600	1,391,520
Umpqua Holdings Corp.	93,500	1,524,050
Wells Fargo & Co.	75,908	3,897,876

		10,588,593

Capital Markets (2.2%)
Goldman Sachs Group, Inc.	30,386	5,279,871
Invesco Ltd.	71,400	2,229,822

		7,509,693

Consumer Finance (1.6%)
Discover Financial Services	62,900	3,270,171
Synchrony Financial*	70,300	2,200,390

		5,470,561

Diversified Financial Services (2.6%)
CME Group, Inc./Illinois	30,674	2,844,707
Intercontinental Exchange, Inc.	14,600	3,430,854
Moody’s Corp.	28,200	2,769,240

		9,044,801

Insurance (4.5%)
ACE Ltd.	42,731	4,418,386
Aon plc	66,858	5,924,287
Marsh & McLennan Cos., Inc.	74,768	3,904,385
Progressive Corp.	32,900	1,008,056

		15,255,114

Real Estate Investment Trusts (REITs) (3.7%)
American Tower Corp. (REIT)	83,095	7,310,698
Crown Castle International Corp. (REIT)	68,000	5,363,160

		12,673,858

Total Financials		60,542,620

Health Care (13.9%)
Biotechnology (6.2%)
Agios Pharmaceuticals, Inc.*	35,500	2,505,945
Gilead Sciences, Inc.	14,561	1,429,745
Incyte Corp.*	110,300	12,169,399
Kite Pharma, Inc.*	64,800	3,608,064
Puma Biotechnology, Inc.*	18,400	1,386,624

		21,099,777

Health Care Equipment & Supplies (1.4%)
Medtronic plc	51,500	3,447,410
St. Jude Medical, Inc.	22,800	1,438,452

		4,885,862

Health Care Providers & Services (2.8%)
AmerisourceBergen Corp.	23,400	2,222,766
DaVita HealthCare Partners, Inc.*	57,300	4,144,509
Express Scripts Holding Co.*	37,547	3,039,805

		9,407,080

Health Care Technology (1.5%)
Cerner Corp.*	86,114	5,163,395

Life Sciences Tools & Services (0.9%)
Illumina, Inc.*	18,000	3,164,760

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (1.1%)
Eli Lilly & Co.	46,400	$3,883,216

Total Health Care		47,604,090

Industrials (10.9%)
Aerospace & Defense (3.1%)
B/E Aerospace, Inc.	27,931	1,226,171
Hexcel Corp.	124,138	5,568,830
TransDigm Group, Inc.*	17,700	3,759,657

		10,554,658

Commercial Services & Supplies (0.8%)
Waste Connections, Inc.	54,691	2,656,889

Electrical Equipment (1.6%)
Eaton Corp. plc	83,689	4,293,246
Sensata Technologies Holding N.V.*	25,000	1,108,500

		5,401,746

Industrial Conglomerates (1.4%)
Danaher Corp.	57,829	4,927,609

Machinery (0.8%)
IDEX Corp.	37,909	2,702,912

Professional Services (1.1%)
Nielsen Holdings plc	86,916	3,865,154

Road & Rail (2.1%)
Canadian National Railway Co.	46,000	2,610,960
Union Pacific Corp.	50,000	4,420,500

		7,031,460

Total Industrials		37,140,428

Information Technology (18.8%)
Electronic Equipment, Instruments & Components (2.2%)
Jabil Circuit, Inc.	337,813	7,556,877

Internet Software & Services (2.0%)
Google, Inc., Class A*	468	298,757
Google, Inc., Class C*	4,079	2,481,745
VeriSign, Inc.*	59,943	4,229,578

		7,010,080

IT Services (4.3%)
Accenture plc, Class A	41,146	4,043,006
Cognizant Technology Solutions Corp., Class A*	46,400	2,905,104
Jack Henry & Associates, Inc.	41,581	2,894,454
Visa, Inc., Class A	69,464	4,838,862

		14,681,426

Semiconductors & Semiconductor Equipment (5.3%)
ARM Holdings plc (ADR)	37,500	1,621,875
ASML Holding N.V. (N.Y. Shares)	25,494	2,242,962
Avago Technologies Ltd.	42,200	5,275,422
Broadcom Corp., Class A	88,117	4,531,857
ON Semiconductor Corp.*	458,902	4,313,679

		17,985,795

Software (1.8%)
Microsoft Corp.	73,700	3,261,962
Mobileye N.V.*	27,900	1,268,892
Tableau Software, Inc., Class A*	20,200	1,611,556

		6,142,410

Technology Hardware, Storage & Peripherals (3.2%)
Apple, Inc.	70,328	7,757,178
Hewlett-Packard Co.	67,300	1,723,553
NetApp, Inc.	52,100	1,542,160

		11,022,891

Total Information Technology		64,399,479

Materials (1.6%)
Chemicals (1.0%)
Monsanto Co.	15,213	1,298,277
Praxair, Inc.	21,300	2,169,618

		3,467,895

Metals & Mining (0.6%)
Allegheny Technologies, Inc.	56,183	796,675
Barrick Gold Corp.	25,369	161,347
Freeport-McMoRan, Inc.	20,124	195,002
Nucor Corp.	21,717	815,473

		1,968,497

Total Materials		5,436,392

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
Verizon Communications, Inc.	60,600	2,636,706

Total Telecommunication Services		2,636,706

Utilities (2.5%)
Independent Power and Renewable Electricity Producers (1.8%)
AES Corp.	245,600	2,404,424
Calpine Corp.*	74,884	1,093,307
NextEra Energy Partners LP	48,800	1,063,840
NRG Energy, Inc.	91,012	1,351,528

		5,913,099

Multi-Utilities (0.7%)
Sempra Energy	25,400	2,456,688

Total Utilities		8,369,787

Total Common Stocks (96.8%) (Cost $268,388,444)		330,861,199

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	2,462,787	2,462,787

Total Short-Term Investment (0.7%) (Cost $2,462,787)		2,462,787

Total Investments (97.5%) (Cost $270,851,231)		333,323,986
Other Assets Less Liabilities (2.5%)		8,656,899

Net Assets (100%)		$341,980,885

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$64,449,368	$—	$—	$64,449,368
Consumer Staples	14,365,975	—	—	14,365,975
Energy	25,916,354	—	—	25,916,354
Financials	60,542,620	—	—	60,542,620
Health Care	47,604,090	—	—	47,604,090
Industrials	37,140,428	—	—	37,140,428
Information Technology	64,399,479	—	—	64,399,479
Materials	5,436,392	—	—	5,436,392
Telecommunication Services	2,636,706	—	—	2,636,706
Utilities	8,369,787	—	—	8,369,787
Short-Term Investments	2,462,787	—	—	2,462,787

Total Assets	$333,323,986	$—	$—	$333,323,986

Total Liabilities	$—	$—	$—	$—

Total	$333,323,986	$—	$—	$333,323,986

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,242,228
Aggregate gross unrealized depreciation	(29,624,089)

Net unrealized appreciation	$62,618,139

Federal income tax cost of investments	$270,705,847

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.6%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	200	$3,988
BorgWarner, Inc.	56,860	2,364,807
Cooper Tire & Rubber Co.	16,700	659,817
Dana Holding Corp.	52,900	840,052
Delphi Automotive plc	70,300	5,345,612
Dorman Products, Inc.*	3,000	152,670
Federal-Mogul Holdings Corp.*	31,000	211,730
Gentex Corp.	75,600	1,171,800
Gentherm, Inc.*	8,600	386,312
Goodyear Tire & Rubber Co.	69,700	2,044,301
Johnson Controls, Inc.	163,430	6,759,465
Lear Corp.	21,400	2,327,892
Remy International, Inc.	159	4,651
Tenneco, Inc.*	14,900	667,073
Visteon Corp.*	12,600	1,275,624

		24,215,794

Automobiles (0.7%)
Ford Motor Co.	960,536	13,034,473
General Motors Co.	387,700	11,638,754
Harley-Davidson, Inc.	55,450	3,044,205
Tesla Motors, Inc.*	24,800	6,160,320
Thor Industries, Inc.	14,600	756,280

		34,634,032

Distributors (0.1%)
Genuine Parts Co.	40,000	3,315,600
LKQ Corp.*	73,700	2,090,132
Pool Corp.	15,900	1,149,570

		6,555,302

Diversified Consumer Services (0.2%)
Apollo Education Group, Inc.*	26,330	291,210
Bright Horizons Family Solutions, Inc.*	9,500	610,280
DeVry Education Group, Inc.	16,100	438,081
Graham Holdings Co., Class B	900	519,300
Grand Canyon Education, Inc.*	12,900	490,071
H&R Block, Inc.	69,550	2,517,710
Houghton Mifflin Harcourt Co.*	28,400	576,804
Service Corp. International	56,100	1,520,310
ServiceMaster Global Holdings, Inc.*	25,000	838,750
Sotheby’s, Inc.	14,900	476,502

		8,279,018

Hotels, Restaurants & Leisure (2.1%)
Aramark	47,000	1,393,080
Bloomin’ Brands, Inc.	30,200	549,036
Boyd Gaming Corp.*	10,200	166,260
Brinker International, Inc.	20,490	1,079,208
Buffalo Wild Wings, Inc.*	6,100	1,179,923
Carnival Corp.	106,660	5,301,002
Cheesecake Factory, Inc.	12,800	690,688
Chipotle Mexican Grill, Inc.*	8,000	5,762,000
Choice Hotels International, Inc.	6,000	285,900
Churchill Downs, Inc.	3,200	428,192
Cracker Barrel Old Country Store, Inc.	5,800	854,224
Darden Restaurants, Inc.	33,250	2,278,955
DineEquity, Inc.	1,400	128,324
Domino’s Pizza, Inc.	16,400	1,769,724
Dunkin’ Brands Group, Inc.	30,300	1,484,700
Hilton Worldwide Holdings, Inc.	126,400	2,899,616
Hyatt Hotels Corp., Class A*	8,300	390,930
International Game Technology plc (Italian Stock Exchange)	10,300	157,899
International Speedway Corp., Class A	300	9,516
J Alexander’s Holdings, Inc.*	3,413	34,025
Jack in the Box, Inc.	9,900	762,696
La Quinta Holdings, Inc.*	22,800	359,784
Las Vegas Sands Corp.	89,000	3,379,330
Marriott International, Inc., Class A	51,725	3,527,645
Marriott Vacations Worldwide Corp.	7,300	497,422
McDonald’s Corp.	233,240	22,981,137
MGM Resorts International*	101,700	1,876,365
Norwegian Cruise Line Holdings Ltd.*	32,000	1,833,600
Panera Bread Co., Class A*	7,100	1,373,211
Papa John’s International, Inc.	7,600	520,448
Pinnacle Entertainment, Inc.*	14,700	497,448
Royal Caribbean Cruises Ltd.	41,650	3,710,599
SeaWorld Entertainment, Inc.	14,800	263,588
Shake Shack, Inc., Class A*	6,900	327,060
Six Flags Entertainment Corp.	24,684	1,130,034
Sonic Corp.	9,800	224,910
Starbucks Corp.	365,200	20,757,968
Starwood Hotels & Resorts Worldwide, Inc.	44,600	2,965,008
Texas Roadhouse, Inc.	18,200	677,040
Vail Resorts, Inc.	10,200	1,067,736
Wendy’s Co.	84,400	730,060
Wyndham Worldwide Corp.	31,670	2,277,073
Wynn Resorts Ltd.	22,100	1,173,952
Yum! Brands, Inc.	109,140	8,725,743

		108,483,059

Household Durables (0.6%)
D.R. Horton, Inc.	88,100	2,586,616
Garmin Ltd.	35,500	1,273,740
GoPro, Inc., Class A*	21,700	677,474
Harman International Industries, Inc.	19,190	1,842,048
Helen of Troy Ltd.*	6,000	535,800
Jarden Corp.*	52,425	2,562,534
KB Home	27,500	372,625
Leggett & Platt, Inc.	33,200	1,369,500
Lennar Corp., Class A	49,300	2,372,809
Meritage Homes Corp.*	8,300	303,116
Mohawk Industries, Inc.*	17,000	3,090,430
Newell Rubbermaid, Inc.	68,900	2,736,019
NVR, Inc.*	1,200	1,830,264
PulteGroup, Inc.	104,800	1,977,576
Ryland Group, Inc.	13,600	555,288
Standard Pacific Corp.*	34,600	276,800
Taylor Morrison Home Corp., Class A*	20,300	378,798
Tempur Sealy International, Inc.*	17,200	1,228,596
Toll Brothers, Inc.*	44,200	1,513,408
TopBuild Corp.*	9,711	300,750
TRI Pointe Group, Inc.*	38,000	497,420
Tupperware Brands Corp.	15,000	742,350
Whirlpool Corp.	20,120	2,962,871

		31,986,832

Internet & Catalog Retail (1.7%)
Amazon.com, Inc.*	92,780	47,493,154
Etsy, Inc.*	13,000	177,970
Expedia, Inc.	27,205	3,201,485
Groupon, Inc.*	119,200	388,592
HomeAway, Inc.*	24,400	647,576
HSN, Inc.	13,200	755,568
Liberty Interactive Corp. QVC Group*	115,030	3,017,237
Liberty TripAdvisor Holdings, Inc., Class A*	17,402	385,802

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Liberty Ventures*	36,144	$1,458,410
Netflix, Inc.*	103,600	10,697,736
Priceline Group, Inc.*	12,580	15,559,699
Shutterfly, Inc.*	5,500	196,625
Travelport Worldwide Ltd.	1,400	18,508
TripAdvisor, Inc.*	31,805	2,004,351
Wayfair, Inc., Class A*	7,800	273,468
zulily, Inc., Class A*	18,400	320,160

		86,596,341

Leisure Products (0.1%)
Brunswick Corp.	22,600	1,082,314
Hasbro, Inc.	27,100	1,954,994
Mattel, Inc.	94,800	1,996,488
Polaris Industries, Inc.	16,100	1,929,907
Vista Outdoor, Inc.*	18,200	808,626

		7,772,329

Media (3.2%)
AMC Entertainment Holdings, Inc., Class A	12,300	309,837
AMC Networks, Inc., Class A*	14,712	1,076,477
Cable One, Inc.*	900	377,478
Cablevision Systems Corp. - New York Group, Class A	61,150	1,985,540
CBS Corp. (Non-Voting), Class B	123,020	4,908,498
Charter Communications, Inc., Class A*	18,200	3,200,470
Cinemark Holdings, Inc.	31,500	1,023,435
Clear Channel Outdoor Holdings, Inc., Class A*	59,900	427,087
Comcast Corp., Class A	609,424	34,697,445
Crown Media Holdings, Inc., Class A*	1,000	5,350
Discovery Communications, Inc., Class A*	37,900	986,537
Discovery Communications, Inc., Class C*	59,800	1,452,542
DISH Network Corp., Class A*	55,660	3,247,204
DreamWorks Animation SKG, Inc., Class A*	20,600	359,470
EW Scripps Co., Class A	300	5,301
Gannett Co., Inc.	28,050	413,177
IMAX Corp.*	14,700	496,713
Interpublic Group of Cos., Inc.	119,600	2,287,948
John Wiley & Sons, Inc., Class A	17,000	850,510
Liberty Broadband Corp.*	14,948	765,591
Liberty Media Corp.*	74,091	2,584,294
Lions Gate Entertainment Corp.	22,800	839,040
Live Nation Entertainment, Inc.*	33,200	798,128
Madison Square Garden Co., Class A*	17,787	1,283,154
Meredith Corp.	9,100	387,478
Morningstar, Inc.	1,900	152,494
New York Times Co., Class A	38,000	448,780
News Corp., Class A	93,361	1,178,216
Omnicom Group, Inc.	59,900	3,947,410
Regal Entertainment Group, Class A	20,900	390,621
Scripps Networks Interactive, Inc., Class A	24,100	1,185,479
Sinclair Broadcast Group, Inc., Class A	19,400	491,208
Sirius XM Holdings, Inc.*	559,300	2,091,782
Starz, Class A*	21,397	798,964
TEGNA, Inc.	56,100	1,256,079
Thomson Reuters Corp.	89,700	3,611,322
Time Warner Cable, Inc.	69,302	12,430,700
Time Warner, Inc.	199,826	13,738,038
Time, Inc.	29,203	556,317
Tribune Media Co., Class A	19,600	697,760
Twenty-First Century Fox, Inc., Class A	306,326	8,264,675
Twenty-First Century Fox, Inc., Class B	117,700	3,186,139
Viacom, Inc., Class B	84,360	3,640,134
Walt Disney Co.	412,868	42,195,110

		165,029,932

Multiline Retail (0.7%)
Big Lots, Inc.	15,500	742,760
Burlington Stores, Inc.*	18,400	939,136
Dillard’s, Inc., Class A	6,600	576,774
Dollar General Corp.	73,900	5,353,316
Dollar Tree, Inc.*	55,523	3,701,163
J.C. Penney Co., Inc.*	63,200	587,128
Kohl’s Corp.	54,310	2,515,096
Macy’s, Inc.	84,200	4,321,144
Nordstrom, Inc.	39,390	2,824,657
Sears Holdings Corp.*	16,200	366,120
Target Corp.	158,260	12,448,732

		34,376,026

Specialty Retail (2.7%)
Aaron’s, Inc.	17,500	631,925
Abercrombie & Fitch Co., Class A	20,300	430,157
Advance Auto Parts, Inc.	17,850	3,383,111
American Eagle Outfitters, Inc.	60,700	948,741
Asbury Automotive Group, Inc.*	8,300	673,545
Ascena Retail Group, Inc.*	40,768	567,083
AutoNation, Inc.*	18,900	1,099,602
AutoZone, Inc.*	7,590	5,493,870
Barnes & Noble, Inc.	8,300	100,513
Bed Bath & Beyond, Inc.*	46,950	2,677,089
Best Buy Co., Inc.	71,710	2,661,875
Buckle, Inc.	7,100	262,487
Cabela’s, Inc.*	15,800	720,480
CarMax, Inc.*	51,250	3,040,150
Chico’s FAS, Inc.	39,950	628,414
Conn’s, Inc.*	10,300	247,612
CST Brands, Inc.	18,058	607,832
Dick’s Sporting Goods, Inc.	22,400	1,111,264
DSW, Inc., Class A	15,200	384,712
Express, Inc.*	22,700	405,649
Five Below, Inc.*	14,100	473,478
Foot Locker, Inc.	33,700	2,425,389
GameStop Corp., Class A	33,700	1,388,777
Gap, Inc.	68,890	1,963,365
Genesco, Inc.*	6,500	370,955
GNC Holdings, Inc., Class A	27,900	1,127,718
Group 1 Automotive, Inc.	5,800	493,870
Guess?, Inc.	10,500	224,280
Home Depot, Inc.	313,260	36,178,397
L Brands, Inc.	63,090	5,686,302
Lithia Motors, Inc., Class A	5,700	616,227
Lowe’s Cos., Inc.	233,340	16,081,793
Mattress Firm Holding Corp.*	4,000	167,040
Men’s Wearhouse, Inc.	11,800	501,736
Michaels Cos., Inc.*	7,300	168,630
Monro Muffler Brake, Inc.	7,900	533,645
Murphy USA, Inc.*	14,655	805,292
Office Depot, Inc.*	132,429	850,194
O’Reilly Automotive, Inc.*	24,550	6,137,500
Outerwall, Inc.	4,500	256,185
Penske Automotive Group, Inc.	8,900	431,116
Restoration Hardware Holdings, Inc.*	8,200	765,142
Ross Stores, Inc.	100,720	4,881,898
Sally Beauty Holdings, Inc.*	48,300	1,147,125
Select Comfort Corp.*	5,900	129,092

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Signet Jewelers Ltd.	20,880	$2,842,394
Staples, Inc.	155,950	1,829,294
Tiffany & Co.	31,700	2,447,874
TJX Cos., Inc.	165,600	11,827,152
Tractor Supply Co.	34,300	2,892,176
Ulta Salon Cosmetics & Fragrance, Inc.*	16,100	2,629,935
Urban Outfitters, Inc.*	35,150	1,032,707
Williams-Sonoma, Inc.	26,900	2,053,815

		137,436,604

Textiles, Apparel & Luxury Goods (1.0%)
Carter’s, Inc.	15,680	1,421,235
Coach, Inc.	76,820	2,222,403
Columbia Sportswear Co.	3,300	194,007
Deckers Outdoor Corp.*	12,800	743,168
Fossil Group, Inc.*	15,800	882,904
G-III Apparel Group Ltd.*	9,600	591,936
Hanesbrands, Inc.	102,400	2,963,456
Kate Spade & Co.*	29,900	571,389
lululemon athletica, Inc.*	27,100	1,372,615
Michael Kors Holdings Ltd.*	57,200	2,416,128
NIKE, Inc., Class B	164,960	20,285,131
PVH Corp.	20,781	2,118,415
Ralph Lauren Corp.	15,370	1,816,119
Skechers USA, Inc., Class A*	10,200	1,367,616
Steven Madden Ltd.*	19,102	699,515
Under Armour, Inc., Class A*	44,900	4,345,422
VF Corp.	82,300	5,613,683
Wolverine World Wide, Inc.	27,700	599,428

		50,224,570

Total Consumer Discretionary		695,589,839

Consumer Staples (8.6%)
Beverages (1.9%)
Boston Beer Co., Inc., Class A*	2,300	484,403
Brown-Forman Corp., Class A	6,700	716,833
Brown-Forman Corp., Class B	30,700	2,974,830
Coca-Cola Co.	954,240	38,284,109
Coca-Cola Enterprises, Inc.	58,300	2,818,805
Constellation Brands, Inc., Class A	42,200	5,283,862
Dr. Pepper Snapple Group, Inc.	51,110	4,040,245
Molson Coors Brewing Co., Class B	33,950	2,818,529
Monster Beverage Corp.*	36,700	4,959,638
PepsiCo, Inc.	359,190	33,871,617

		96,252,871

Food & Staples Retailing (2.1%)
Casey’s General Stores, Inc.	9,800	1,008,616
Costco Wholesale Corp.	106,650	15,418,390
CVS Health Corp.	274,610	26,494,373
Kroger Co.	238,620	8,607,023
PriceSmart, Inc.	3,300	255,222
Rite Aid Corp.*	254,100	1,542,387
Sprouts Farmers Market, Inc.*	37,300	787,030
SUPERVALU, Inc.*	63,700	457,366
Sysco Corp.	152,250	5,933,183
United Natural Foods, Inc.*	13,800	669,438
Walgreens Boots Alliance, Inc.	209,180	17,382,858
Wal-Mart Stores, Inc.	384,420	24,925,793
Whole Foods Market, Inc.	93,300	2,952,945

		106,434,624

Food Products (1.6%)
Archer-Daniels-Midland Co.	150,960	6,257,292
Bunge Ltd.	34,980	2,564,034
Campbell Soup Co.	49,800	2,523,864
ConAgra Foods, Inc.	103,050	4,174,556
Darling Ingredients, Inc.*	43,000	483,320
Flowers Foods, Inc.	47,400	1,172,676
General Mills, Inc.	143,800	8,071,494
Hain Celestial Group, Inc.*	25,800	1,331,280
Hershey Co.	35,250	3,238,770
Hormel Foods Corp.	32,300	2,044,913
Ingredion, Inc.	17,300	1,510,463
J.M. Smucker Co.	29,127	3,323,099
Kellogg Co.	60,200	4,006,310
Keurig Green Mountain, Inc.	36,866	1,922,193
Kraft Heinz Co.	147,236	10,391,917
Lancaster Colony Corp.	4,500	438,660
McCormick & Co., Inc. (Non-Voting)	35,050	2,880,409
Mead Johnson Nutrition Co.	51,300	3,611,520
Mondelez International, Inc., Class A	395,810	16,572,565
Pinnacle Foods, Inc.	28,400	1,189,392
Post Holdings, Inc.*	11,000	650,100
Sanderson Farms, Inc.	1,600	109,712
Seaboard Corp.*	100	307,900
TreeHouse Foods, Inc.*	10,000	777,900
Tyson Foods, Inc., Class A	79,200	3,413,520
WhiteWave Foods Co.*	39,703	1,594,075

		84,561,934

Household Products (1.5%)
Church & Dwight Co., Inc.	34,300	2,877,770
Clorox Co.	33,450	3,864,478
Colgate-Palmolive Co.	220,120	13,968,815
Energizer Holdings, Inc.	16,450	636,780
Kimberly-Clark Corp.	88,600	9,660,944
Procter & Gamble Co.	657,380	47,291,917
Spectrum Brands Holdings, Inc.	6,200	567,362

		78,868,066

Personal Products (0.2%)
Avon Products, Inc.	123,850	402,513
Coty, Inc., Class A	20,200	546,612
Edgewell Personal Care Co.	16,450	1,342,320
Estee Lauder Cos., Inc., Class A	50,800	4,098,544
Herbalife Ltd.*	24,100	1,313,450
Nu Skin Enterprises, Inc., Class A	15,500	639,840

		8,343,279

Tobacco (1.3%)
Altria Group, Inc.	478,590	26,035,296
Philip Morris International, Inc.	377,030	29,909,790
Reynolds American, Inc.	200,044	8,855,948
Vector Group Ltd.	20,895	472,436

		65,273,470

Total Consumer Staples		439,734,244

Energy (6.3%)
Energy Equipment & Services (1.1%)
Atwood Oceanics, Inc.	16,000	236,960
Baker Hughes, Inc.	112,284	5,843,259
Bristow Group, Inc.	7,100	185,736
Cameron International Corp.*	52,750	3,234,630
Dril-Quip, Inc.*	12,800	745,216
Ensco plc, Class A	57,000	802,560
Era Group, Inc.*	2,000	29,940
Exterran Holdings, Inc.	16,900	304,200
FMC Technologies, Inc.*	62,800	1,946,800
Forum Energy Technologies, Inc.*	6,700	81,807
Frank’s International N.V.	15,300	234,549
Halliburton Co.	208,830	7,382,141
Helix Energy Solutions Group, Inc.*	400	1,916
Helmerich & Payne, Inc.	28,600	1,351,636
McDermott International, Inc.*	42,800	184,040
Nabors Industries Ltd.	78,990	746,455
National Oilwell Varco, Inc.	96,680	3,640,002
Noble Corp. plc	58,900	642,599
North Atlantic Drilling Ltd.*	20,000	15,400

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Oceaneering International, Inc.	24,600	$966,288
Oil States International, Inc.*	7,200	188,136
Patterson-UTI Energy, Inc.	45,900	603,126
Rowan Cos., plc, Class A	43,300	699,295
Schlumberger Ltd.	308,955	21,308,626
SEACOR Holdings, Inc.*	1,500	89,715
Seadrill Ltd.*	100,300	591,770
Superior Energy Services, Inc.	42,271	533,883
Unit Corp.*	1,900	21,394
Weatherford International plc*	188,500	1,598,480

		54,210,559

Oil, Gas & Consumable Fuels (5.2%)
Anadarko Petroleum Corp.	128,180	7,740,790
Antero Resources Corp.*	13,800	292,008
Apache Corp.	91,780	3,594,105
Cabot Oil & Gas Corp.	108,700	2,376,182
California Resources Corp.	79,744	207,334
Carrizo Oil & Gas, Inc.*	11,400	348,156
Cheniere Energy, Inc.*	61,700	2,980,110
Chesapeake Energy Corp.	137,210	1,005,749
Chevron Corp.	457,600	36,095,488
Cimarex Energy Co.	24,260	2,486,165
Cobalt International Energy, Inc.*	91,500	647,820
Columbia Pipeline Group, Inc.	79,300	1,450,397
Concho Resources, Inc.*	29,200	2,870,360
ConocoPhillips Co.	303,676	14,564,301
CONSOL Energy, Inc.	68,950	675,710
Continental Resources, Inc.*	23,200	672,104
CVR Energy, Inc.	7,900	324,295
Delek U.S. Holdings, Inc.	9,400	260,380
Denbury Resources, Inc.	91,659	223,648
Devon Energy Corp.	104,730	3,884,436
Diamondback Energy, Inc.*	15,300	988,380
Energen Corp.	20,400	1,017,144
EOG Resources, Inc.	136,000	9,900,800
EP Energy Corp., Class A*	28,200	145,230
EQT Corp.	37,300	2,415,921
Exxon Mobil Corp.#	1,008,465	74,979,373
GasLog Ltd.	4,000	38,480
Golar LNG Ltd.	21,900	610,572
Gulfport Energy Corp.*	22,300	661,864
Hess Corp.	62,520	3,129,751
HollyFrontier Corp.	53,732	2,624,271
Kinder Morgan, Inc.	434,571	12,028,925
Kosmos Energy Ltd.*	12,500	69,750
Laredo Petroleum, Inc.*	30,700	289,501
Marathon Oil Corp.	175,390	2,701,006
Marathon Petroleum Corp.	132,190	6,124,363
Matador Resources Co.*	18,100	375,394
Memorial Resource Development Corp.*	3,800	66,804
Murphy Oil Corp.	50,920	1,232,264
Newfield Exploration Co.*	35,850	1,179,465
Noble Energy, Inc.	104,228	3,145,601
Occidental Petroleum Corp.	186,960	12,367,404
ONEOK, Inc.	56,500	1,819,300
Parsley Energy, Inc., Class A*	18,700	281,809
PBF Energy, Inc., Class A	17,200	485,556
PDC Energy, Inc.*	9,900	524,799
Peabody Energy Corp.	78,700	108,606
Phillips 66	131,788	10,126,590
Pioneer Natural Resources Co.	37,250	4,531,090
QEP Resources, Inc.	53,400	669,102
Range Resources Corp.	44,350	1,424,522
Rice Energy, Inc.*	17,400	281,184
SandRidge Energy, Inc.*	141,444	38,190
Scorpio Tankers, Inc.	24,200	221,914
SemGroup Corp., Class A	9,800	423,752
SM Energy Co.	20,900	669,636
Southwestern Energy Co.*	95,550	1,212,530
Spectra Energy Corp.	174,700	4,589,369
Targa Resources Corp.	12,100	623,392
Teekay Corp.	10,600	314,184
Tesoro Corp.	33,710	3,277,960
Ultra Petroleum Corp.*	40,500	258,795
Valero Energy Corp.	123,230	7,406,123
Western Refining, Inc.	17,900	789,748
Whiting Petroleum Corp.*	46,995	717,614
Williams Cos., Inc.	183,800	6,773,030
World Fuel Services Corp.	17,900	640,820
WPX Energy, Inc.*	64,033	423,898

		267,425,314

Total Energy		321,635,873

Financials (18.1%)
Banks (5.8%)
Associated Banc-Corp	40,500	727,785
BancorpSouth, Inc.	31,550	749,943
Bank of America Corp.	2,555,692	39,817,681
Bank of Hawaii Corp.	12,700	806,323
Bank of the Ozarks, Inc.	17,400	761,424
BankUnited, Inc.	26,500	947,375
BB&T Corp.	187,101	6,660,796
BBCN Bancorp, Inc.	4,100	61,582
BOK Financial Corp.	7,850	507,973
Boston Private Financial Holdings, Inc.	4,900	57,330
Cathay General Bancorp	21,630	648,035
Chemical Financial Corp.	1,000	32,350
CIT Group, Inc.	45,700	1,829,371
Citigroup, Inc.	738,372	36,630,635
Citizens Financial Group, Inc.	75,900	1,810,974
City Holding Co.	10,030	494,479
City National Corp./California	11,800	1,039,108
Columbia Banking System, Inc.	14,000	436,940
Comerica, Inc.	43,300	1,779,630
Commerce Bancshares, Inc./Missouri	22,933	1,044,827
Community Bank System, Inc.	10,600	394,002
Cullen/Frost Bankers, Inc.	17,300	1,099,934
CVB Financial Corp.	30,200	504,340
Eagle Bancorp, Inc.*	1,300	59,150
East West Bancorp, Inc.	39,500	1,517,590
F.N.B. Corp./Pennsylvania	48,700	630,665
FCB Financial Holdings, Inc., Class A*	2,500	81,550
Fifth Third Bancorp	197,150	3,728,107
First BanCorp/Puerto Rico*	15,000	53,400
First Busey Corp.	4,933	98,019
First Citizens BancShares, Inc./North Carolina, Class A	2,200	497,200
First Commonwealth Financial Corp.	9,900	89,991
First Financial Bancorp	2,100	40,068
First Financial Bankshares, Inc.	18,800	597,464
First Financial Corp./Indiana	9,800	317,030
First Horizon National Corp.	68,162	966,537
First Interstate BancSystem, Inc., Class A	1,000	27,840
First Midwest Bancorp, Inc./Illinois	14,600	256,084
First Niagara Financial Group, Inc.	122,945	1,255,268
First Republic Bank/California	31,800	1,996,086
FirstMerit Corp.	47,495	839,237
Fulton Financial Corp.	75,000	907,500
Glacier Bancorp, Inc.	20,100	530,439
Great Western Bancorp, Inc.	1,300	32,981

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hancock Holding Co.	24,124	$652,554
Hilltop Holdings, Inc.*	21,500	425,915
Home BancShares, Inc./Arkansas	10,900	441,450
Huntington Bancshares, Inc./Ohio	223,800	2,372,280
IBERIABANK Corp.	8,400	488,964
Independent Bank Corp./Massachusetts	900	41,490
International Bancshares Corp.	17,600	440,528
Investors Bancorp, Inc.	92,965	1,147,188
JPMorgan Chase & Co.	895,125	54,575,771
KeyCorp	224,100	2,915,541
LegacyTexas Financial Group, Inc.	2,400	73,152
M&T Bank Corp.	34,457	4,202,031
MB Financial, Inc.	13,100	427,584
National Penn Bancshares, Inc.	30,500	358,375
NBT Bancorp, Inc.	15,800	425,652
Old National Bancorp/Indiana	23,600	328,748
PacWest Bancorp	26,596	1,138,575
Park National Corp.	300	27,066
People’s United Financial, Inc.	101,400	1,595,022
Pinnacle Financial Partners, Inc.	10,500	518,805
PNC Financial Services Group, Inc.	126,018	11,240,806
Popular, Inc.	38,050	1,150,252
PrivateBancorp, Inc.	18,000	689,940
Prosperity Bancshares, Inc.	15,900	780,849
Regions Financial Corp.	355,100	3,199,451
S&T Bancorp, Inc.	11,700	381,654
Signature Bank/New York*	14,900	2,049,644
Simmons First National Corp., Class A	1,300	62,309
South State Corp.	5,900	453,533
Sterling Bancorp/Delaware	4,000	59,480
SunTrust Banks, Inc./Georgia	133,750	5,114,600
SVB Financial Group*	13,400	1,548,236
Synovus Financial Corp.	42,300	1,252,080
Talmer Bancorp, Inc., Class A	3,900	64,935
TCF Financial Corp.	56,950	863,362
Texas Capital Bancshares, Inc.*	12,000	629,040
Tompkins Financial Corp.	9,239	492,993
Towne Bank/Virginia	16,379	308,744
Trustmark Corp.	11,650	269,931
U.S. Bancorp	407,690	16,719,367
UMB Financial Corp.	10,600	538,586
Umpqua Holdings Corp.	44,690	728,447
United Bankshares, Inc./West Virginia	14,100	535,659
United Community Banks, Inc./Georgia	4,800	98,112
Valley National Bancorp	71,829	706,797
Webster Financial Corp.	25,700	915,691
Wells Fargo & Co.	1,123,719	57,702,971
WesBanco, Inc.	13,900	437,155
Westamerica Bancorp	1,900	84,436
Western Alliance Bancorp*	20,800	638,768
Wintrust Financial Corp.	11,500	614,445
Zions Bancorp	49,600	1,365,984

		297,659,991

Capital Markets (2.1%)
Affiliated Managers Group, Inc.*	13,740	2,349,403
Ameriprise Financial, Inc.	46,760	5,102,919
Artisan Partners Asset Management, Inc., Class A	3,100	109,213
Bank of New York Mellon Corp.	272,950	10,685,992
BGC Partners, Inc., Class A	4,200	34,524
BlackRock, Inc.	30,510	9,075,810
Charles Schwab Corp.	283,734	8,103,443
Cohen & Steers, Inc.	11,400	312,930
E*TRADE Financial Corp.*	83,210	2,190,919
Eaton Vance Corp.	34,740	1,161,011
Evercore Partners, Inc., Class A	8,400	422,016
Federated Investors, Inc., Class B	23,300	673,370
Financial Engines, Inc.	13,900	409,633
Franklin Resources, Inc.	94,390	3,516,971
GAMCO Investors, Inc., Class A	6,600	362,340
Goldman Sachs Group, Inc.	105,100	18,262,176
Greenhill & Co., Inc.	1,900	54,093
HFF, Inc., Class A	2,400	81,024
Interactive Brokers Group, Inc., Class A	14,040	554,159
Invesco Ltd.	112,700	3,519,621
Janus Capital Group, Inc.	31,300	425,680
KCG Holdings, Inc., Class A*	7,700	84,469
Lazard Ltd., Class A	34,700	1,502,510
Legg Mason, Inc.	30,750	1,279,507
LPL Financial Holdings, Inc.	22,800	906,756
Moelis & Co., Class A	3,200	84,032
Morgan Stanley	375,973	11,843,149
Northern Trust Corp.	58,450	3,983,952
NorthStar Asset Management Group, Inc.	48,550	697,178
OM Asset Management plc	4,200	64,764
Piper Jaffray Cos.*	6,800	245,956
Raymond James Financial, Inc.	37,500	1,861,125
SEI Investments Co.	33,650	1,622,940
State Street Corp.	100,150	6,731,082
Stifel Financial Corp.*	15,339	645,772
T. Rowe Price Group, Inc.	66,280	4,606,460
TD Ameritrade Holding Corp.	67,936	2,163,082
Virtu Financial, Inc., Class A	4,100	93,972
Waddell & Reed Financial, Inc., Class A	23,920	831,698
WisdomTree Investments, Inc.	27,400	441,962

		107,097,613

Consumer Finance (0.8%)
Ally Financial, Inc.*	117,200	2,388,536
American Express Co.	210,256	15,586,277
Capital One Financial Corp.	132,970	9,642,985
Credit Acceptance Corp.*	1,900	374,053
Discover Financial Services	107,670	5,597,763
Encore Capital Group, Inc.*	2,300	85,100
First Cash Financial Services, Inc.*	1,200	48,072
LendingClub Corp.*	19,500	257,985
Navient Corp.	117,584	1,321,644
Nelnet, Inc., Class A	1,900	65,759
PRA Group, Inc.*	17,400	920,808
Santander Consumer USA Holdings, Inc.*	21,800	445,156
SLM Corp.*	117,584	870,122
Springleaf Holdings, Inc.*	11,300	494,036
Synchrony Financial*	32,800	1,026,640

		39,124,936

Diversified Financial Services (1.8%)
Berkshire Hathaway, Inc., Class B*	448,585	58,495,484
CBOE Holdings, Inc.	20,100	1,348,308
CME Group, Inc./Illinois	78,165	7,249,022
FNFV Group*	19,760	231,587
Intercontinental Exchange, Inc.	27,078	6,363,059
Leucadia National Corp.	91,388	1,851,521
MarketAxess Holdings, Inc.	10,860	1,008,677
McGraw Hill Financial, Inc.	69,030	5,971,095
Moody’s Corp.	44,250	4,345,350
MSCI, Inc.	28,834	1,714,470
Nasdaq, Inc.	29,600	1,578,568
On Deck Capital, Inc.*	6,600	65,340

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
PHH Corp.*	3,400	$48,008
Voya Financial, Inc.	55,700	2,159,489

		92,429,978

Insurance (3.2%)
ACE Ltd.	78,800	8,147,920
Aflac, Inc.	105,550	6,135,621
Alleghany Corp.*	3,854	1,804,096
Allied World Assurance Co. Holdings AG	25,640	978,679
Allstate Corp.	100,240	5,837,978
American Equity Investment Life Holding Co.	17,400	405,594
American Financial Group, Inc./Ohio	16,830	1,159,755
American International Group, Inc.	324,536	18,440,136
American National Insurance Co.	4,000	390,560
AmTrust Financial Services, Inc.	9,300	585,714
Aon plc	69,278	6,138,724
Arch Capital Group Ltd.*	35,700	2,622,879
Argo Group International Holdings Ltd.	2,300	130,157
Arthur J. Gallagher & Co.	39,500	1,630,560
Aspen Insurance Holdings Ltd.	18,170	844,360
Assurant, Inc.	17,600	1,390,576
Assured Guaranty Ltd.	49,500	1,237,500
Axis Capital Holdings Ltd.	25,170	1,352,132
Brown & Brown, Inc.	35,300	1,093,241
Chubb Corp.	57,060	6,998,409
Cincinnati Financial Corp.	39,820	2,142,316
CNA Financial Corp.	9,600	335,328
CNO Financial Group, Inc.	59,300	1,115,433
Endurance Specialty Holdings Ltd.	15,428	941,571
Enstar Group Ltd.*	900	135,000
Erie Indemnity Co., Class A	5,900	489,346
Everest Reinsurance Group Ltd.	12,500	2,166,750
FBL Financial Group, Inc., Class A	1,100	67,672
Fidelity & Guaranty Life	900	22,086
First American Financial Corp.	26,400	1,031,448
FNF Group	78,189	2,773,364
Genworth Financial, Inc., Class A*	142,000	656,040
Hanover Insurance Group, Inc.	10,690	830,613
Hartford Financial Services Group, Inc.	105,010	4,807,358
HCC Insurance Holdings, Inc.	27,780	2,152,117
Horace Mann Educators Corp.	3,000	99,660
Kemper Corp.	12,000	424,440
Lincoln National Corp.	68,750	3,262,875
Loews Corp.	75,092	2,713,825
Maiden Holdings Ltd.	3,000	41,640
Markel Corp.*	3,460	2,774,436
Marsh & McLennan Cos., Inc.	134,750	7,036,645
Mercury General Corp.	2,500	126,275
MetLife, Inc.	225,960	10,654,014
National General Holdings Corp.	2,500	48,225
Navigators Group, Inc.*	400	31,192
Old Republic International Corp.	71,894	1,124,422
OneBeacon Insurance Group Ltd., Class A	19,300	270,972
PartnerReinsurance Ltd.	13,560	1,883,213
Primerica, Inc.	14,700	662,529
Principal Financial Group, Inc.	76,600	3,626,244
ProAssurance Corp.	19,000	932,330
Progressive Corp.	151,200	4,632,768
Prudential Financial, Inc.	113,731	8,667,439
Reinsurance Group of America, Inc.	19,910	1,803,647
RenaissanceReinsurance Holdings Ltd.	13,160	1,399,171
RLI Corp.	16,280	871,468
Selective Insurance Group, Inc.	13,700	425,522
StanCorp Financial Group, Inc.	12,780	1,459,476
Symetra Financial Corp.	17,900	566,356
Third Point Reinsurance Ltd.*	5,500	73,975
Torchmark Corp.	32,605	1,838,922
Travelers Cos., Inc.	79,470	7,909,649
Unum Group	72,500	2,325,800
Validus Holdings Ltd.	24,958	1,124,857
W. R. Berkley Corp.	27,100	1,473,427
White Mountains Insurance Group Ltd.	1,700	1,270,410
XL Group plc	73,270	2,661,166

		161,208,023

Real Estate Investment Trusts (REITs) (4.0%)
Acadia Realty Trust (REIT)	17,000	511,190
Alexander’s, Inc. (REIT)	1,600	598,400
Alexandria Real Estate Equities, Inc. (REIT)	18,480	1,564,702
Altisource Residential Corp. (REIT)	2,500	34,800
American Assets Trust, Inc. (REIT)	2,000	81,720
American Campus Communities, Inc. (REIT)	28,300	1,025,592
American Capital Agency Corp. (REIT)	95,100	1,778,370
American Homes 4 Rent (REIT), Class A	30,400	488,832
American Tower Corp. (REIT)	104,500	9,193,910
Annaly Capital Management, Inc. (REIT)	250,458	2,472,020
Apartment Investment & Management Co. (REIT), Class A	43,188	1,598,820
Apple Hospitality REIT, Inc. (REIT)	45,300	841,221
ARMOUR Residential REIT, Inc. (REIT)	5,750	115,230
AvalonBay Communities, Inc. (REIT)	33,649	5,882,518
BioMed Realty Trust, Inc. (REIT)	49,800	995,004
Boston Properties, Inc. (REIT)	37,870	4,483,808
Brandywine Realty Trust (REIT)	51,000	628,320
Brixmor Property Group, Inc. (REIT)	42,100	988,508
Camden Property Trust (REIT)	24,880	1,838,632
Capstead Mortgage Corp. (REIT)	8,600	85,054
Care Capital Properties, Inc. (REIT)	21,244	699,565
CBL & Associates Properties, Inc. (REIT)	47,891	658,501
Chambers Street Properties (REIT)	63,700	413,413
Chesapeake Lodging Trust (REIT)	13,900	362,234
Chimera Investment Corp. (REIT)	72,140	964,512
Colony Capital, Inc. (REIT), Class A	19,100	373,596
Columbia Property Trust, Inc. (REIT)	32,600	756,320
Communications Sales & Leasing, Inc. (REIT)	31,402	562,096
CoreSite Realty Corp. (REIT)	2,200	113,168
Corporate Office Properties Trust (REIT)	24,809	521,733
Corrections Corp. of America (REIT)	34,743	1,026,308
Cousins Properties, Inc. (REIT)	51,713	476,794
Crown Castle International Corp. (REIT)	80,550	6,352,978
CubeSmart (REIT)	39,700	1,080,237
CyrusOne, Inc. (REIT)	16,000	522,560
CYS Investments, Inc. (REIT)	37,400	271,524
DCT Industrial Trust, Inc. (REIT)	22,850	769,131
DDR Corp. (REIT)	84,708	1,302,809
DiamondRock Hospitality Co. (REIT)	58,300	644,215
Digital Realty Trust, Inc. (REIT)	37,589	2,455,313
Douglas Emmett, Inc. (REIT)	37,000	1,062,640
Duke Realty Corp. (REIT)	84,800	1,615,440

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
DuPont Fabros Technology, Inc. (REIT)	11,800	$305,384
EastGroup Properties, Inc. (REIT)	10,300	558,054
Education Realty Trust, Inc. (REIT)	7,900	260,305
Empire State Realty Trust, Inc. (REIT), Class A	27,100	461,513
EPR Properties (REIT)	14,840	765,299
Equinix, Inc. (REIT)	14,739	4,029,643
Equity Commonwealth (REIT)*	33,000	898,920
Equity LifeStyle Properties, Inc. (REIT)	21,800	1,276,826
Equity One, Inc. (REIT)	14,700	357,798
Equity Residential (REIT)	87,787	6,594,559
Essex Property Trust, Inc. (REIT)	15,977	3,569,581
Extra Space Storage, Inc. (REIT)	33,000	2,546,280
Federal Realty Investment Trust (REIT)	17,380	2,371,501
FelCor Lodging Trust, Inc. (REIT)	7,600	53,732
First Industrial Realty Trust, Inc. (REIT)	29,500	618,025
Franklin Street Properties Corp. (REIT)	3,300	35,475
Gaming and Leisure Properties, Inc. (REIT)	30,730	912,681
General Growth Properties, Inc. (REIT)	144,807	3,760,638
Geo Group, Inc. (REIT)	24,883	740,020
Government Properties Income Trust (REIT)	18,800	300,800
Hatteras Financial Corp. (REIT)	19,300	292,395
HCP, Inc. (REIT)	114,997	4,283,638
Healthcare Realty Trust, Inc. (REIT)	23,600	586,460
Healthcare Trust of America, Inc. (REIT), Class A	30,900	757,359
Highwoods Properties, Inc. (REIT)	29,530	1,144,288
Home Properties, Inc. (REIT)	13,610	1,017,348
Hospitality Properties Trust (REIT)	43,400	1,110,172
Host Hotels & Resorts, Inc. (REIT)	199,613	3,155,882
Hudson Pacific Properties, Inc. (REIT)	16,300	469,277
InfraREIT, Inc. (REIT)	1,800	42,624
Inland Real Estate Corp. (REIT)	36,000	291,600
Invesco Mortgage Capital, Inc. (REIT)	24,500	299,880
Investors Real Estate Trust (REIT)	16,100	124,614
Iron Mountain, Inc. (REIT)	56,801	1,761,967
iStar, Inc. (REIT)*	7,600	95,608
Kilroy Realty Corp. (REIT)	21,800	1,420,488
Kimco Realty Corp. (REIT)	101,522	2,480,182
Kite Realty Group Trust (REIT)	20,300	483,343
Ladder Capital Corp. (REIT)	25,500	365,160
Lamar Advertising Co. (REIT), Class A	21,400	1,116,652
LaSalle Hotel Properties (REIT)	26,100	740,979
Lexington Realty Trust (REIT)	45,500	368,550
Liberty Property Trust (REIT)	38,452	1,211,623
LTC Properties, Inc. (REIT)	2,800	119,476
Macerich Co. (REIT)	39,484	3,033,161
Mack-Cali Realty Corp. (REIT)	25,239	476,512
Medical Properties Trust, Inc. (REIT)	42,800	473,368
MFA Financial, Inc. (REIT)	120,050	817,541
Mid-America Apartment Communities, Inc. (REIT)	19,716	1,614,149
Monogram Residential Trust, Inc. (REIT)	10,100	94,031
National Health Investors, Inc. (REIT)	7,000	402,430
National Retail Properties, Inc. (REIT)	38,290	1,388,778
New Residential Investment Corp. (REIT)	48,750	638,625
New York REIT, Inc. (REIT)	45,900	461,754
NorthStar Realty Finance Corp. (REIT)	84,450	1,042,958
Omega Healthcare Investors, Inc. (REIT)	44,440	1,562,066
Outfront Media, Inc. (REIT)	34,770	723,216
Paramount Group, Inc. (REIT)	37,600	631,680
Parkway Properties, Inc. (REIT)	15,500	241,180
Pebblebrook Hotel Trust (REIT)	16,400	581,380
Pennsylvania Real Estate Investment Trust (REIT)	5,000	99,150
PennyMac Mortgage Investment Trust (REIT)	4,800	74,256
Physicians Realty Trust (REIT)	4,500	67,905
Piedmont Office Realty Trust, Inc. (REIT), Class A	58,600	1,048,354
Plum Creek Timber Co., Inc. (REIT)	51,914	2,051,122
Post Properties, Inc. (REIT)	18,200	1,060,878
Potlatch Corp. (REIT)	8,100	233,199
Prologis, Inc. (REIT)	126,164	4,907,780
PS Business Parks, Inc. (REIT)	4,300	341,334
Public Storage (REIT)	36,402	7,703,755
QTS Realty Trust, Inc. (REIT), Class A	8,000	349,520
Ramco-Gershenson Properties Trust (REIT)	5,200	78,052
Rayonier, Inc. (REIT)	40,425	892,180
Realty Income Corp. (REIT)	60,028	2,844,727
Redwood Trust, Inc. (REIT)	17,800	246,352
Regency Centers Corp. (REIT)	23,586	1,465,870
Retail Opportunity Investments Corp. (REIT)	4,100	67,814
Retail Properties of America, Inc. (REIT), Class A	61,600	867,944
RLJ Lodging Trust (REIT)	33,200	838,964
Ryman Hospitality Properties, Inc. (REIT)	10,751	529,272
Sabra Health Care REIT, Inc. (REIT)	14,700	340,746
Select Income REIT (REIT)	13,000	247,130
Senior Housing Properties Trust (REIT)	54,290	879,498
Simon Property Group, Inc. (REIT)	75,059	13,789,839
SL Green Realty Corp. (REIT)	24,000	2,595,840
Sovran Self Storage, Inc. (REIT)	6,900	650,670
Spirit Realty Capital, Inc. (REIT)	104,667	956,656
STAG Industrial, Inc. (REIT)	4,300	78,303
STORE Capital Corp. (REIT)	17,400	359,484
Strategic Hotels & Resorts, Inc. (REIT)*	53,000	730,870
Summit Hotel Properties, Inc. (REIT)	5,600	65,352
Sun Communities, Inc. (REIT)	12,300	833,448
Sunstone Hotel Investors, Inc. (REIT)	53,787	711,602
Tanger Factory Outlet Centers, Inc. (REIT)	29,500	972,615
Taubman Centers, Inc. (REIT)	20,600	1,423,048
Two Harbors Investment Corp. (REIT)	86,200	760,284
UDR, Inc. (REIT)	62,836	2,166,585
Urban Edge Properties (REIT)	23,923	516,498
Ventas, Inc. (REIT)	84,979	4,763,923
VEREIT, Inc. (REIT)	236,500	1,825,780
Vornado Realty Trust (REIT)	47,847	4,326,326

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Real Estate Investment Trust (REIT)	13,470	$335,807
Weingarten Realty Investors (REIT)	36,986	1,224,606
Welltower, Inc. (REIT)	83,317	5,642,227
Weyerhaeuser Co. (REIT)	136,533	3,732,812
WP Carey, Inc. (REIT)	25,900	1,497,279
WP GLIMCHER, Inc. (REIT)	50,150	584,749
Xenia Hotels & Resorts, Inc. (REIT)	27,200	474,912

		204,806,483

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	15,180	521,129
CBRE Group, Inc., Class A*	79,250	2,536,000
Forest City Enterprises, Inc., Class A*	50,700	1,020,591
Howard Hughes Corp.*	11,200	1,285,088
Jones Lang LaSalle, Inc.	12,100	1,739,617
Kennedy-Wilson Holdings, Inc.	22,600	501,042
Marcus & Millichap, Inc.*	3,200	147,168
Realogy Holdings Corp.*	34,100	1,283,183
St. Joe Co.*	5,200	99,476

		9,133,294

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	20,500	330,050
Bank Mutual Corp.	30,400	233,472
Beneficial Bancorp, Inc.*	31,416	416,576
BofI Holding, Inc.*	3,700	476,671
Brookline Bancorp, Inc.	29,000	294,060
Capitol Federal Financial, Inc.	40,986	496,751
Dime Community Bancshares, Inc.	24,800	419,120
Essent Group Ltd.*	12,000	298,200
EverBank Financial Corp.	14,600	281,780
Flagstar Bancorp, Inc.*	1,300	26,728
Hudson City Bancorp, Inc.	129,590	1,317,930
Kearny Financial Corp.	35,632	408,699
MGIC Investment Corp.*	75,800	701,908
Nationstar Mortgage Holdings, Inc.*	17,900	248,273
New York Community Bancorp, Inc.	108,550	1,960,413
Northwest Bancshares, Inc.	22,100	287,300
Ocwen Financial Corp.*	28,200	189,222
Provident Financial Services, Inc.	1,500	29,250
Radian Group, Inc.	50,400	801,864
TFS Financial Corp.	31,800	548,550
TrustCo Bank Corp.	19,000	110,960
Washington Federal, Inc.	23,100	525,525

		10,403,302

Total Financials		921,863,620

Health Care (14.3%)
Biotechnology (3.3%)
ACADIA Pharmaceuticals, Inc.*	22,600	747,382
Acceleron Pharma, Inc.*	100	2,490
Achillion Pharmaceuticals, Inc.*	49,600	342,736
Acorda Therapeutics, Inc.*	8,500	225,335
Aegerion Pharmaceuticals, Inc.*	8,100	110,160
Agenus, Inc.*	22,800	104,880
Agios Pharmaceuticals, Inc.*	6,300	444,717
Alder Biopharmaceuticals, Inc.*	8,100	265,356
Alexion Pharmaceuticals, Inc.*	52,253	8,171,847
Alkermes plc*	37,600	2,205,992
Alnylam Pharmaceuticals, Inc.*	17,900	1,438,444
AMAG Pharmaceuticals, Inc.*	7,400	294,002
Amgen, Inc.	185,639	25,677,586
Amicus Therapeutics, Inc.*	22,900	320,371
Anacor Pharmaceuticals, Inc.*	9,900	1,165,329
Arena Pharmaceuticals, Inc.*	66,800	127,588
ARIAD Pharmaceuticals, Inc.*	49,900	291,416
Array BioPharma, Inc.*	16,100	73,416
Atara Biotherapeutics, Inc.*	2,800	88,032
Baxalta, Inc.	133,480	4,205,955
BioCryst Pharmaceuticals, Inc.*	10,800	123,120
Biogen, Inc.*	57,260	16,709,041
BioMarin Pharmaceutical, Inc.*	39,500	4,160,140
Bluebird Bio, Inc.*	8,000	684,400
Blueprint Medicines Corp.*	2,900	61,886
Celgene Corp.*	193,038	20,880,920
Celldex Therapeutics, Inc.*	27,100	285,634
Cepheid, Inc.*	14,400	650,880
Chimerix, Inc.*	10,000	382,000
Clovis Oncology, Inc.*	6,700	616,132
Coherus Biosciences, Inc.*	3,000	60,120
Dyax Corp.*	34,100	650,969
Eagle Pharmaceuticals, Inc.*	3,500	259,105
Emergent BioSolutions, Inc.*	2,700	76,923
Enanta Pharmaceuticals, Inc.*	2,400	86,736
Epizyme, Inc.*	4,900	63,014
Esperion Therapeutics, Inc.*	5,600	132,104
Exact Sciences Corp.*	29,500	530,705
Exelixis, Inc.*	72,200	405,042
FibroGen, Inc.*	10,500	230,160
Foundation Medicine, Inc.*	600	11,070
Genomic Health, Inc.*	9,100	192,556
Gilead Sciences, Inc.	357,600	35,112,744
Halozyme Therapeutics, Inc.*	25,700	345,151
Heron Therapeutics, Inc.*	13,500	329,400
ImmunoGen, Inc.*	30,500	292,800
Incyte Corp.*	37,700	4,159,441
Insmed, Inc.*	3,700	68,709
Insys Therapeutics, Inc.*	9,600	273,216
Intercept Pharmaceuticals, Inc.*	3,200	530,752
Intrexon Corp.*	10,900	346,620
Ironwood Pharmaceuticals, Inc.*	22,200	231,324
Isis Pharmaceuticals, Inc.*	31,900	1,289,398
Juno Therapeutics, Inc.*	7,900	321,451
Karyopharm Therapeutics, Inc.*	10,700	112,671
Keryx Biopharmaceuticals, Inc.*	30,700	108,064
Kite Pharma, Inc.*	7,200	400,896
KYTHERA Biopharmaceuticals, Inc.*	6,300	472,374
Lexicon Pharmaceuticals, Inc.*	671	7,207
Ligand Pharmaceuticals, Inc.*	3,500	299,775
MannKind Corp.*	59,400	190,674
Medivation, Inc.*	41,200	1,751,000
Merrimack Pharmaceuticals, Inc.*	10,500	89,355
MiMedx Group, Inc.*	10,200	98,430
Momenta Pharmaceuticals, Inc.*	11,700	191,997
Myriad Genetics, Inc.*	25,650	961,362
Neurocrine Biosciences, Inc.*	18,900	752,031
NewLink Genetics Corp.*	4,200	150,528
Northwest Biotherapeutics, Inc.*	7,700	48,125
Novavax, Inc.*	59,200	418,544
Ophthotech Corp.*	8,900	360,628
OPKO Health, Inc.*	85,025	715,060
OvaScience, Inc.*	7,500	63,675
PDL BioPharma, Inc.	58,500	294,255
Portola Pharmaceuticals, Inc.*	11,200	477,344
Prothena Corp. plc*	5,500	249,370
PTC Therapeutics, Inc.*	6,000	160,200
Puma Biotechnology, Inc.*	6,100	459,696
Radius Health, Inc.*	6,900	478,239
Raptor Pharmaceutical Corp.*	11,700	70,785
Regeneron Pharmaceuticals, Inc.*	19,400	9,023,716
Repligen Corp.*	3,700	103,045
Retrophin, Inc.*	7,300	147,898
Sage Therapeutics, Inc.*	5,900	249,688
Sangamo BioSciences, Inc.*	10,200	57,528

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Sarepta Therapeutics, Inc.*	11,700	$375,687
Seattle Genetics, Inc.*	23,100	890,736
Spark Therapeutics, Inc.*	2,500	104,325
Synergy Pharmaceuticals, Inc.*	55,500	294,150
TESARO, Inc.*	4,300	172,430
TG Therapeutics, Inc.*	6,300	63,504
Ultragenyx Pharmaceutical, Inc.*	8,700	837,897
United Therapeutics Corp.*	13,000	1,706,120
Vertex Pharmaceuticals, Inc.*	60,700	6,321,298
ZIOPHARM Oncology, Inc.*	37,668	339,389

		166,926,393

Health Care Equipment & Supplies (2.2%)
Abaxis, Inc.	3,300	145,167
Abbott Laboratories	368,250	14,811,015
ABIOMED, Inc.*	9,900	918,324
Alere, Inc.*	21,250	1,023,187
Align Technology, Inc.*	21,700	1,231,692
Analogic Corp.	1,200	98,448
Baxter International, Inc.	133,480	4,384,818
Becton, Dickinson and Co.	50,950	6,759,027
Boston Scientific Corp.*	344,600	5,654,886
C.R. Bard, Inc.	19,480	3,629,319
Cantel Medical Corp.	14,350	813,645
CONMED Corp.	1,600	76,384
Cooper Cos., Inc.	11,800	1,756,548
Cyberonics, Inc.*	8,600	522,708
DENTSPLY International, Inc.	37,900	1,916,603
DexCom, Inc.*	20,100	1,725,786
Edwards Lifesciences Corp.*	28,400	4,037,628
Endologix, Inc.*	6,000	73,560
Globus Medical, Inc., Class A*	14,100	291,306
Greatbatch, Inc.*	10,500	592,410
Haemonetics Corp.*	21,800	704,576
Halyard Health, Inc.*	12,275	349,101
HeartWare International, Inc.*	4,300	224,933
Hill-Rom Holdings, Inc.	14,830	771,012
Hologic, Inc.*	62,600	2,449,538
ICU Medical, Inc.*	3,300	361,350
IDEXX Laboratories, Inc.*	22,600	1,678,050
Inogen, Inc.*	2,300	111,665
Insulet Corp.*	17,800	461,198
Integra LifeSciences Holdings Corp.*	7,300	434,715
Intuitive Surgical, Inc.*	9,300	4,274,094
Invacare Corp.	600	8,682
LDR Holding Corp.*	2,500	86,325
Masimo Corp.*	16,200	624,672
Medtronic plc	346,785	23,213,788
Meridian Bioscience, Inc.	16,100	275,310
Natus Medical, Inc.*	2,600	102,570
Neogen Corp.*	9,900	445,401
Nevro Corp.*	5,600	259,784
NuVasive, Inc.*	12,950	624,449
ResMed, Inc.	34,700	1,768,312
Rockwell Medical, Inc.*	7,700	59,367
Sirona Dental Systems, Inc.*	14,100	1,316,094
Spectranetics Corp.*	5,800	68,382
St. Jude Medical, Inc.	68,400	4,315,356
STERIS Corp.	16,360	1,062,909
Stryker Corp.	84,370	7,939,217
Teleflex, Inc.	10,900	1,353,889
Thoratec Corp.*	13,200	835,032
Tornier N.V.*	100	2,039
Varian Medical Systems, Inc.*	27,110	2,000,176
West Pharmaceutical Services, Inc.	23,000	1,244,760
Wright Medical Group, Inc.*	21,200	445,624
Zeltiq Aesthetics, Inc.*	7,700	246,631
Zimmer Biomet Holdings, Inc.	42,400	3,982,632

		114,564,094

Health Care Providers & Services (2.7%)
Acadia Healthcare Co., Inc.*	14,500	960,915
Adeptus Health, Inc., Class A*	2,200	177,672
Aetna, Inc.	84,997	9,299,522
Air Methods Corp.*	12,600	429,534
Amedisys, Inc.*	3,700	140,489
AmerisourceBergen Corp.	53,500	5,081,965
AMN Healthcare Services, Inc.*	5,800	174,058
Amsurg Corp.*	10,200	792,642
Anthem, Inc.	64,080	8,971,200
Brookdale Senior Living, Inc.*	50,735	1,164,876
Cardinal Health, Inc.	79,800	6,130,236
Centene Corp.*	29,800	1,616,054
Chemed Corp.	4,200	560,574
Cigna Corp.	62,640	8,457,653
Community Health Systems, Inc.*	33,267	1,422,830
DaVita HealthCare Partners, Inc.*	45,900	3,319,947
Diplomat Pharmacy, Inc.*	6,000	172,380
Envision Healthcare Holdings, Inc.*	45,200	1,662,908
Express Scripts Holding Co.*	177,451	14,366,433
HCA Holdings, Inc.*	78,000	6,034,080
Health Net, Inc.*	20,940	1,261,007
HealthEquity, Inc.*	5,400	159,570
HealthSouth Corp.	24,800	951,576
Henry Schein, Inc.*	22,250	2,953,020
Humana, Inc.	36,400	6,515,600
Kindred Healthcare, Inc.	27,300	429,975
Laboratory Corp. of America Holdings*	24,435	2,650,464
LifePoint Health, Inc.*	14,250	1,010,325
Magellan Health, Inc.*	9,200	509,956
McKesson Corp.	56,780	10,506,003
MEDNAX, Inc.*	22,740	1,746,205
Molina Healthcare, Inc.*	12,900	888,165
Owens & Minor, Inc.	26,850	857,589
Patterson Cos., Inc.	27,600	1,193,700
PharMerica Corp.*	11,870	337,939
Premier, Inc., Class A*	15,900	546,483
Quest Diagnostics, Inc.	38,630	2,374,586
Select Medical Holdings Corp.	28,400	306,436
Team Health Holdings, Inc.*	19,500	1,053,585
Tenet Healthcare Corp.*	31,275	1,154,673
UnitedHealth Group, Inc.	231,620	26,870,236
Universal American Corp.*	30,800	210,672
Universal Health Services, Inc., Class B	23,080	2,880,615
VCA, Inc.*	23,650	1,245,172
WellCare Health Plans, Inc.*	14,900	1,284,082

		140,833,602

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	64,450	799,180
athenahealth, Inc.*	11,900	1,586,865
Castlight Health, Inc., Class B*	28,700	120,540
Cerner Corp.*	76,700	4,598,932
HealthStream, Inc.*	100	2,181
HMS Holdings Corp.*	28,800	252,576
IMS Health Holdings, Inc.*	32,500	945,750
Inovalon Holdings, Inc., Class A*	10,900	227,047
MedAssets, Inc.*	10,400	208,624
Medidata Solutions, Inc.*	13,600	572,696
Quality Systems, Inc.	6,500	81,120
Veeva Systems, Inc., Class A*	11,500	269,215

		9,664,726

Life Sciences Tools & Services (0.7%)
Accelerate Diagnostics, Inc.*	300	4,854

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Agilent Technologies, Inc.	86,230	$2,960,276
Bio-Rad Laboratories, Inc., Class A*	5,100	684,981
Bio-Techne Corp.	11,450	1,058,667
Bruker Corp.*	27,900	458,397
Cambrex Corp.*	3,400	134,912
Charles River Laboratories International, Inc.*	12,250	778,120
Fluidigm Corp.*	1,400	11,354
Illumina, Inc.*	35,900	6,311,938
INC Research Holdings, Inc., Class A*	3,700	148,000
Mettler-Toledo International, Inc.*	7,200	2,050,128
PAREXEL International Corp.*	14,570	902,174
PerkinElmer, Inc.	27,500	1,263,900
PRA Health Sciences, Inc.*	2,200	85,426
QIAGEN N.V.*	59,200	1,527,360
Quintiles Transnational Holdings, Inc.*	19,300	1,342,701
Thermo Fisher Scientific, Inc.	96,850	11,842,818
VWR Corp.*	11,600	298,004
Waters Corp.*	21,500	2,541,515

		34,405,525

Pharmaceuticals (5.2%)
AbbVie, Inc.	425,904	23,173,437
Akorn, Inc.*	16,200	461,781
Allergan plc*	95,462	25,947,526
ANI Pharmaceuticals, Inc.*	3,000	118,530
Bristol-Myers Squibb Co.	402,030	23,800,176
Catalent, Inc.*	20,400	495,720
Cempra, Inc.*	6,800	189,312
Depomed, Inc.*	12,200	229,970
Eli Lilly & Co.	236,010	19,751,677
Endo International plc*	50,254	3,481,597
Impax Laboratories, Inc.*	17,900	630,259
Intersect ENT, Inc.*	4,900	114,660
Jazz Pharmaceuticals plc*	15,500	2,058,555
Johnson & Johnson	668,860	62,438,081
Lannett Co., Inc.*	9,600	398,592
Mallinckrodt plc*	28,292	1,808,990
Medicines Co.*	11,200	425,152
Merck & Co., Inc.	687,490	33,955,131
Mylan N.V.*	102,250	4,116,585
Nektar Therapeutics*	37,000	405,520
Omeros Corp.*	6,000	65,760
Pacira Pharmaceuticals, Inc.*	7,500	308,250
Perrigo Co. plc	35,600	5,598,812
Pfizer, Inc.	1,485,217	46,650,666
Phibro Animal Health Corp., Class A	200	6,326
Prestige Brands Holdings, Inc.*	14,500	654,820
Relypsa, Inc.*	4,100	75,891
Revance Therapeutics, Inc.*	2,900	86,304
Sagent Pharmaceuticals, Inc.*	3,600	55,188
Sucampo Pharmaceuticals, Inc., Class A*	5,100	101,337
Supernus Pharmaceuticals, Inc.*	17,600	246,928
Tetraphase Pharmaceuticals, Inc.*	4,100	30,586
TherapeuticsMD, Inc.*	13,200	77,352
Theravance Biopharma, Inc.*	1,500	16,485
Theravance, Inc.	17,500	125,650
Zoetis, Inc.	127,100	5,233,978
ZS Pharma, Inc.*	4,300	282,338

		263,617,922

Total Health Care		730,012,262

Industrials (10.6%)
Aerospace & Defense (2.6%)
AAR Corp.	1,200	22,764
American Science & Engineering, Inc.	4,700	167,132
B/E Aerospace, Inc.	27,460	1,205,494
Boeing Co.	168,300	22,038,885
BWX Technologies, Inc.	37,600	991,136
Cubic Corp.	5,300	222,282
Curtiss-Wright Corp.	12,700	792,734
DigitalGlobe, Inc.*	15,800	300,516
Esterline Technologies Corp.*	11,300	812,357
General Dynamics Corp.	70,970	9,790,311
HEICO Corp.	13,693	669,314
HEICO Corp., Class A	9,700	440,477
Hexcel Corp.	29,600	1,327,856
Honeywell International, Inc.	189,400	17,934,286
Huntington Ingalls Industries, Inc.	12,700	1,360,805
KLX, Inc.*	13,730	490,710
L-3 Communications Holdings, Inc.	22,470	2,348,564
Lockheed Martin Corp.	67,460	13,985,133
Moog, Inc., Class A*	12,000	648,840
Northrop Grumman Corp.	47,150	7,824,542
Orbital ATK, Inc.	14,569	1,047,074
Precision Castparts Corp.	33,670	7,734,336
Raytheon Co.	74,290	8,116,925
Rockwell Collins, Inc.	32,150	2,631,156
Spirit AeroSystems Holdings, Inc., Class A*	32,900	1,590,386
TASER International, Inc.*	13,500	297,338
Teledyne Technologies, Inc.*	8,700	785,610
Textron, Inc.	70,800	2,664,912
TransDigm Group, Inc.*	13,050	2,771,951
Triumph Group, Inc.	12,400	521,792
United Technologies Corp.	216,640	19,278,794

		130,814,412

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	41,200	2,792,536
Expeditors International of Washington, Inc.	48,800	2,296,040
FedEx Corp.	69,050	9,941,819
United Parcel Service, Inc., Class B	169,250	16,703,282
XPO Logistics, Inc.*	13,500	321,705

		32,055,382

Airlines (0.7%)
Alaska Air Group, Inc.	31,500	2,502,675
Allegiant Travel Co.	4,000	865,000
American Airlines Group, Inc.	177,200	6,880,676
Copa Holdings S.A., Class A	11,600	486,388
Delta Air Lines, Inc.	198,650	8,913,425
Hawaiian Holdings, Inc.*	18,200	449,176
JetBlue Airways Corp.*	69,900	1,801,323
Southwest Airlines Co.	162,600	6,185,304
Spirit Airlines, Inc.*	17,100	808,830
United Continental Holdings, Inc.*	97,240	5,158,582
Virgin America, Inc.*	6,800	232,764

		34,284,143

Building Products (0.2%)
A.O. Smith Corp.	19,000	1,238,610
Advanced Drainage Systems, Inc.	600	17,358
Allegion plc	28,166	1,624,052
Apogee Enterprises, Inc.	200	8,930
Armstrong World Industries, Inc.*	8,100	386,694
Fortune Brands Home & Security, Inc.	46,150	2,190,740
Lennox International, Inc.	11,010	1,247,763
Masco Corp.	87,400	2,200,732
Masonite International Corp.*	8,200	496,756
Owens Corning, Inc.	35,170	1,473,975
Simpson Manufacturing Co., Inc.	7,600	254,524

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
USG Corp.*	22,500	$598,950

		11,739,084

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	8,300	226,673
ADT Corp.	45,350	1,355,965
Brady Corp., Class A	9,800	192,668
Cintas Corp.	23,200	1,989,400
Clean Harbors, Inc.*	16,200	712,314
Copart, Inc.*	37,000	1,217,300
Covanta Holding Corp.	32,000	558,400
Deluxe Corp.	17,000	947,580
Essendant, Inc.	12,100	392,403
Healthcare Services Group, Inc.	21,900	738,030
Herman Miller, Inc.	14,700	423,948
HNI Corp.	11,700	501,930
Interface, Inc.	5,500	123,420
KAR Auction Services, Inc.	36,400	1,292,200
Mobile Mini, Inc.	11,600	357,164
MSA Safety, Inc.	5,900	235,823
Pitney Bowes, Inc.	54,520	1,082,222
R.R. Donnelley & Sons Co.	49,130	715,333
Republic Services, Inc.	65,335	2,691,802
Rollins, Inc.	31,500	846,405
Steelcase, Inc., Class A	12,800	235,648
Stericycle, Inc.*	21,800	3,036,958
Tetra Tech, Inc.	13,600	330,616
Tyco International plc	104,500	3,496,570
UniFirst Corp.	2,000	213,620
Waste Connections, Inc.	37,550	1,824,179
Waste Management, Inc.	114,550	5,705,735
West Corp.	15,100	338,240

		31,782,546

Construction & Engineering (0.2%)
AECOM*	32,802	902,383
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	31,625	1,254,247
Dycom Industries, Inc.*	8,300	600,588
EMCOR Group, Inc.	15,300	677,025
Fluor Corp.	36,560	1,548,316
Granite Construction, Inc.	6,400	189,888
Jacobs Engineering Group, Inc.*	37,100	1,388,653
KBR, Inc.	48,800	813,008
Quanta Services, Inc.*	49,750	1,204,448

		8,578,556

Electrical Equipment (0.5%)
Acuity Brands, Inc.	12,200	2,142,076
AMETEK, Inc.	64,975	3,399,492
AZZ, Inc.	200	9,738
Babcock & Wilcox Enterprises, Inc.*	10,500	176,400
Eaton Corp. plc	119,697	6,140,456
Emerson Electric Co.	162,610	7,182,484
EnerSys, Inc.	13,300	712,614
Franklin Electric Co., Inc.	13,400	364,882
Generac Holdings, Inc.*	14,600	439,314
Hubbell, Inc., Class B	15,400	1,308,230
Regal Beloit Corp.	13,900	784,655
Rockwell Automation, Inc.	34,500	3,500,715
SolarCity Corp.*	11,100	474,081

		26,635,137

Industrial Conglomerates (2.0%)
3M Co.	154,330	21,879,364
Carlisle Cos., Inc.	17,300	1,511,674
Danaher Corp.	144,460	12,309,437
General Electric Co.	2,441,492	61,574,428
Roper Technologies, Inc.	25,850	4,050,695

		101,325,598

Machinery (1.6%)
Actuant Corp., Class A	12,300	226,197
AGCO Corp.	18,500	862,655
Allison Transmission Holdings, Inc.	43,700	1,166,353
Barnes Group, Inc.	15,200	547,960
Caterpillar, Inc.	146,910	9,602,038
CLARCOR, Inc.	14,000	667,520
Colfax Corp.*	27,730	829,404
Crane Co.	18,600	866,946
Cummins, Inc.	43,760	4,751,461
Deere & Co.	85,240	6,307,760
Donaldson Co., Inc.	36,700	1,030,536
Dover Corp.	43,390	2,481,040
Flowserve Corp.	35,740	1,470,344
Graco, Inc.	17,860	1,197,156
Greenbrier Cos., Inc.	6,300	202,293
Harsco Corp.	18,200	165,074
Hillenbrand, Inc.	9,800	254,898
IDEX Corp.	23,240	1,657,012
Illinois Tool Works, Inc.	72,810	5,992,991
Ingersoll-Rand plc	67,300	3,416,821
ITT Corp.	30,425	1,017,108
Joy Global, Inc.	26,480	395,346
Kennametal, Inc.	26,190	651,869
Lincoln Electric Holdings, Inc.	20,960	1,098,933
Manitowoc Co., Inc.	46,900	703,500
Meritor, Inc.*	12,300	130,749
Middleby Corp.*	14,000	1,472,660
Mueller Industries, Inc.	16,400	485,112
Navistar International Corp.*	19,400	246,768
Nordson Corp.	20,060	1,262,576
Oshkosh Corp.	24,700	897,351
PACCAR, Inc.	86,330	4,503,836
Parker-Hannifin Corp.	33,710	3,279,983
Pentair plc	50,387	2,571,752
Proto Labs, Inc.*	2,300	154,100
RBC Bearings, Inc.*	3,900	232,947
Rexnord Corp.*	19,600	332,808
Snap-on, Inc.	14,900	2,249,006
SPX Corp.	13,300	158,536
SPX FLOW, Inc.*	13,300	457,919
Stanley Black & Decker, Inc.	40,635	3,940,782
Terex Corp.	33,030	592,558
Timken Co.	21,240	583,888
Toro Co.	13,440	948,058
Trinity Industries, Inc.	48,740	1,104,936
Valmont Industries, Inc.	7,700	730,653
WABCO Holdings, Inc.*	16,570	1,737,033
Wabtec Corp.	25,700	2,262,885
Watts Water Technologies, Inc., Class A	5,400	285,228
Woodward, Inc.	23,030	937,321
Xylem, Inc.	47,850	1,571,873

		80,694,533

Marine (0.0%)
Kirby Corp.*	14,250	882,788
Matson, Inc.	10,080	387,979

		1,270,767

Professional Services (0.4%)
Advisory Board Co.*	11,680	531,907
CBIZ, Inc.*	36,520	358,626
CEB, Inc.	11,800	806,412
Dun & Bradstreet Corp.	9,600	1,008,000
Equifax, Inc.	30,020	2,917,344
FTI Consulting, Inc.*	10,300	427,553
Huron Consulting Group, Inc.*	5,600	350,168
IHS, Inc., Class A*	18,700	2,169,200

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Korn/Ferry International	900	$29,763
ManpowerGroup, Inc.	20,980	1,718,052
Nielsen Holdings plc	89,200	3,966,724
On Assignment, Inc.*	13,500	498,150
Resources Connection, Inc.	23,250	350,377
Robert Half International, Inc.	37,260	1,906,222
Towers Watson & Co., Class A	17,900	2,101,102
TriNet Group, Inc.*	9,600	161,280
Verisk Analytics, Inc., Class A*	45,800	3,385,078
WageWorks, Inc.*	9,100	410,228

		23,096,186

Road & Rail (0.9%)
AMERCO	2,200	865,634
Avis Budget Group, Inc.*	28,490	1,244,443
Con-way, Inc.	19,100	906,295
CSX Corp.	240,450	6,468,105
Genesee & Wyoming, Inc., Class A*	14,700	868,476
Heartland Express, Inc.	14,400	287,136
Hertz Global Holdings, Inc.*	116,600	1,950,718
J.B. Hunt Transport Services, Inc.	23,050	1,645,770
Kansas City Southern	28,650	2,603,712
Landstar System, Inc.	15,650	993,306
Norfolk Southern Corp.	73,570	5,620,748
Old Dominion Freight Line, Inc.*	15,750	960,750
Ryder System, Inc.	16,900	1,251,276
Swift Transportation Co.*	17,600	264,352
Union Pacific Corp.	213,120	18,841,939
Werner Enterprises, Inc.	12,900	323,790

		45,096,450

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	649,320
Applied Industrial Technologies, Inc.	8,200	312,830
Beacon Roofing Supply, Inc.*	12,000	389,880
Fastenal Co.	71,500	2,617,615
GATX Corp.	13,700	604,855
HD Supply Holdings, Inc.*	41,500	1,187,730
MSC Industrial Direct Co., Inc., Class A	12,200	744,566
NOW, Inc.*	12,520	185,296
Textainer Group Holdings Ltd.	11,200	184,688
United Rentals, Inc.*	27,722	1,664,706
W.W. Grainger, Inc.	15,650	3,364,907
Watsco, Inc.	7,310	866,089
WESCO International, Inc.*	15,220	707,273

		13,479,755

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	16,800	1,254,288
Wesco Aircraft Holdings, Inc.*	17,300	211,060

		1,465,348

Total Industrials		542,317,897

Information Technology (19.4%)
Communications Equipment (1.5%)
ADTRAN, Inc.	6,300	91,980
Arista Networks, Inc.*	6,900	422,211
ARRIS Group, Inc.*	41,000	1,064,770
Brocade Communications Systems, Inc.	132,560	1,375,973
Ciena Corp.*	31,400	650,608
Cisco Systems, Inc.	1,237,670	32,488,837
CommScope Holding Co., Inc.*	25,600	768,768
EchoStar Corp., Class A*	10,500	451,815
F5 Networks, Inc.*	17,500	2,026,500
Finisar Corp.*	27,300	303,849
Harris Corp.	32,777	2,397,638
Infinera Corp.*	31,600	618,096
InterDigital, Inc.	7,000	354,200
Ixia*	2,800	40,572
Juniper Networks, Inc.	100,700	2,588,997
Lumentum Holdings, Inc.*	15,270	258,826
Motorola Solutions, Inc.	49,821	3,406,760
NETGEAR, Inc.*	2,800	81,676
NetScout Systems, Inc.*	22,300	788,751
Palo Alto Networks, Inc.*	17,700	3,044,400
Plantronics, Inc.	9,400	477,990
Polycom, Inc.*	4,700	49,256
QUALCOMM, Inc.	396,680	21,313,616
Ruckus Wireless, Inc.*	13,000	154,440
ViaSat, Inc.*	12,200	784,338
Viavi Solutions, Inc.*	76,350	410,000

		76,414,867

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	80,840	4,119,606
Anixter International, Inc.*	4,900	283,122
Arrow Electronics, Inc.*	26,000	1,437,280
Avnet, Inc.	38,720	1,652,570
AVX Corp.	21,100	276,199
Badger Meter, Inc.	800	46,448
Belden, Inc.	10,900	508,921
Benchmark Electronics, Inc.*	2,300	50,048
CDW Corp.	32,100	1,311,606
Cognex Corp.	29,800	1,024,226
Coherent, Inc.*	4,100	224,270
Corning, Inc.	325,590	5,574,101
Dolby Laboratories, Inc., Class A	12,700	414,020
Fabrinet*	1,200	21,996
FARO Technologies, Inc.*	1,800	63,000
FEI Co.	10,800	788,832
FLIR Systems, Inc.	42,200	1,181,178
II-VI, Inc.*	2,900	46,632
Ingram Micro, Inc., Class A	41,200	1,122,288
Insight Enterprises, Inc.*	2,600	67,210
IPG Photonics Corp.*	9,100	691,327
Itron, Inc.*	8,010	255,599
Jabil Circuit, Inc.	47,200	1,055,864
Keysight Technologies, Inc.*	43,115	1,329,667
Knowles Corp.*	25,045	461,579
Littelfuse, Inc.	6,500	592,475
Methode Electronics, Inc.	4,200	133,980
MTS Systems Corp.	700	42,077
National Instruments Corp.	35,700	992,103
Newport Corp.*	1,800	24,750
OSI Systems, Inc.*	1,100	84,656
Plexus Corp.*	3,900	150,462
Rofin-Sinar Technologies, Inc.*	1,300	33,709
Rogers Corp.*	1,000	53,180
Sanmina Corp.*	14,400	307,728
ScanSource, Inc.*	900	31,914
SYNNEX Corp.	7,200	612,432
Tech Data Corp.*	11,200	767,200
Trimble Navigation Ltd.*	77,400	1,270,908
TTM Technologies, Inc.*	11,100	69,153
Universal Display Corp.*	10,000	339,000
Vishay Intertechnology, Inc.	1,500	14,535
Zebra Technologies Corp., Class A*	12,400	949,220

		30,477,071

Internet Software & Services (3.5%)
Akamai Technologies, Inc.*	45,800	3,162,948
Bankrate, Inc.*	29,400	304,290
Benefitfocus, Inc.*	1,500	46,875
Box, Inc., Class A*	9,800	123,284
Cimpress N.V.*	9,700	738,267
comScore, Inc.*	8,500	392,275
Constant Contact, Inc.*	3,300	79,992

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Cornerstone OnDemand, Inc.*	13,300	$438,900
CoStar Group, Inc.*	7,535	1,304,007
Coupons.com, Inc.*	4,100	36,900
Cvent, Inc.*	2,400	80,784
Dealertrack Technologies, Inc.*	13,300	840,028
Demandware, Inc.*	8,100	418,608
EarthLink Holdings Corp.	12,500	97,250
eBay, Inc.*	295,670	7,226,175
Endurance International Group Holdings, Inc.*	5,200	69,472
Envestnet, Inc.*	5,200	155,844
Facebook, Inc., Class A*	526,600	47,341,340
GoDaddy, Inc., Class A*	5,600	141,176
Gogo, Inc.*	8,200	125,296
Google, Inc., Class A*	70,125	44,765,696
Google, Inc., Class C*	71,619	43,574,432
GrubHub, Inc.*	18,300	445,422
GTT Communications, Inc.*	1,500	34,890
Hortonworks, Inc.*	5,400	118,206
IAC/InterActiveCorp	18,350	1,197,705
j2 Global, Inc.	14,600	1,034,410
LinkedIn Corp., Class A*	27,000	5,133,510
LogMeIn, Inc.*	2,100	143,136
Marketo, Inc.*	3,200	90,944
New Relic, Inc.*	4,300	163,873
NIC, Inc.	3,500	61,985
Pandora Media, Inc.*	53,500	1,141,690
Q2 Holdings, Inc.*	1,600	39,552
Rackspace Hosting, Inc.*	31,500	777,420
RetailMeNot, Inc.*	4,100	33,784
Shutterstock, Inc.*	4,300	130,032
SPS Commerce, Inc.*	800	54,312
Stamps.com, Inc.*	1,500	111,015
Textura Corp.*	1,600	41,344
TrueCar, Inc.*	13,100	68,251
Twitter, Inc.*	137,500	3,704,250
VeriSign, Inc.*	27,650	1,950,984
Web.com Group, Inc.*	4,400	92,752
WebMD Health Corp.*	2,800	111,552
Wix.com Ltd.*	2,300	40,066
Xoom Corp.*	4,200	104,496
Yahoo!, Inc.*	236,550	6,838,661
Yelp, Inc.*	13,200	285,912
Zillow Group, Inc., Class A*	11,762	337,922
Zillow Group, Inc., Class C*	23,524	635,148

		176,387,063

IT Services (3.7%)
Accenture plc, Class A	152,900	15,023,954
Acxiom Corp.*	7,200	142,272
Alliance Data Systems Corp.*	15,752	4,079,453
Amdocs Ltd.	37,310	2,122,193
Automatic Data Processing, Inc.	114,250	9,181,130
Black Knight Financial Services, Inc., Class A*	3,700	120,435
Blackhawk Network Holdings, Inc.*	13,400	568,026
Booz Allen Hamilton Holding Corp.	19,800	518,958
Broadridge Financial Solutions, Inc.	30,410	1,683,194
CACI International, Inc., Class A*	6,000	443,820
Cardtronics, Inc.*	1,500	49,050
Cognizant Technology Solutions Corp., Class A*	152,700	9,560,547
Computer Sciences Corp.	37,740	2,316,481
Convergys Corp.	37,300	862,003
CoreLogic, Inc.*	26,300	979,149
CSG Systems International, Inc.	2,700	83,160
DST Systems, Inc.	8,980	944,157
EPAM Systems, Inc.*	11,900	886,788
Euronet Worldwide, Inc.*	14,700	1,089,123
EVERTEC, Inc.	13,200	238,524
ExlService Holdings, Inc.*	1,400	51,702
Fidelity National Information Services, Inc.	68,325	4,583,241
Fiserv, Inc.*	57,600	4,988,736
FleetCor Technologies, Inc.*	21,600	2,972,592
Gartner, Inc.*	20,200	1,695,386
Genpact Ltd.*	41,700	984,537
Global Payments, Inc.	16,800	1,927,464
Heartland Payment Systems, Inc.	9,200	579,692
International Business Machines Corp.	220,931	32,028,367
Jack Henry & Associates, Inc.	23,030	1,603,118
Leidos Holdings, Inc.	21,037	869,038
Luxoft Holding, Inc.*	2,400	151,896
ManTech International Corp., Class A	6,500	167,050
MasterCard, Inc., Class A	243,300	21,926,196
MAXIMUS, Inc.	16,800	1,000,608
NeuStar, Inc., Class A*	11,190	304,480
Paychex, Inc.	83,810	3,991,870
PayPal Holdings, Inc.*	295,670	9,177,597
Sabre Corp.	27,700	752,886
Science Applications International Corp.	12,021	483,364
Sykes Enterprises, Inc.*	1,200	30,600
Syntel, Inc.*	3,400	154,054
TeleTech Holdings, Inc.	16,850	451,412
Teradata Corp.*	39,260	1,136,970
Total System Services, Inc.	46,200	2,098,866
Unisys Corp.*	6,496	77,302
Vantiv, Inc., Class A*	32,500	1,459,900
VeriFone Systems, Inc.*	29,900	829,127
Virtusa Corp.*	1,500	76,965
Visa, Inc., Class A	476,400	33,186,024
Western Union Co.	139,760	2,565,994
WEX, Inc.*	10,100	877,084
Xerox Corp.	298,131	2,900,815

		186,977,350

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Energy Industries, Inc.*	2,500	65,750
Altera Corp.	73,250	3,668,360
Ambarella, Inc.*	7,100	410,309
Amkor Technology, Inc.*	39,100	175,559
Analog Devices, Inc.	80,670	4,550,595
Applied Materials, Inc.	308,820	4,536,566
Atmel Corp.	109,700	885,279
Avago Technologies Ltd.	62,400	7,800,624
Broadcom Corp., Class A	138,770	7,136,941
Brooks Automation, Inc.	1,700	19,907
Cabot Microelectronics Corp.*	1,400	54,236
Cavium, Inc.*	16,300	1,000,331
Cirrus Logic, Inc.*	15,300	482,103
Cree, Inc.*	32,700	792,321
Cypress Semiconductor Corp.*	76,746	653,876
Diodes, Inc.*	1,600	34,192
Entegris, Inc.*	19,240	253,775
Fairchild Semiconductor International, Inc.*	19,100	268,164
First Solar, Inc.*	17,400	743,850
Freescale Semiconductor Ltd.*	27,400	1,002,292
Inphi Corp.*	4,100	98,564
Integrated Device Technology, Inc.*	34,800	706,440
Intel Corp.	1,154,490	34,796,328
Intersil Corp., Class A	33,600	393,120
KLA-Tencor Corp.	38,880	1,944,000
Lam Research Corp.	40,375	2,637,699

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Lattice Semiconductor Corp.*	13,700	$52,745
Linear Technology Corp.	67,650	2,729,677
MA-COM Technology Solutions Holdings, Inc.*	4,400	127,556
Marvell Technology Group Ltd.	101,330	917,036
Maxim Integrated Products, Inc.	81,250	2,713,750
Microchip Technology, Inc.	57,821	2,491,507
Micron Technology, Inc.*	270,150	4,046,847
Microsemi Corp.*	31,400	1,030,548
MKS Instruments, Inc.	13,200	442,596
Monolithic Power Systems, Inc.	9,900	506,880
NVIDIA Corp.	138,860	3,422,899
OmniVision Technologies, Inc.*	4,600	120,796
ON Semiconductor Corp.*	113,500	1,066,900
PMC-Sierra, Inc.*	16,300	110,351
Power Integrations, Inc.	6,400	269,888
Qorvo, Inc.*	34,317	1,545,981
Rambus, Inc.*	24,700	291,460
Semtech Corp.*	5,500	83,050
Silicon Laboratories, Inc.*	13,440	558,298
Skyworks Solutions, Inc.	49,400	4,159,974
SunEdison, Inc.*	73,470	527,515
Synaptics, Inc.*	10,300	849,338
Teradyne, Inc.	61,310	1,104,193
Tessera Technologies, Inc.	8,300	269,003
Texas Instruments, Inc.	253,190	12,537,969
Veeco Instruments, Inc.*	7,800	159,978
Xilinx, Inc.	70,200	2,976,480

		120,224,396

Software (4.1%)
ACI Worldwide, Inc.*	37,500	792,000
Activision Blizzard, Inc.	129,100	3,987,899
Adobe Systems, Inc.*	123,120	10,122,926
ANSYS, Inc.*	23,300	2,053,662
Aspen Technology, Inc.*	20,800	788,528
Autodesk, Inc.*	62,550	2,760,957
AVG Technologies N.V.*	5,900	128,325
Barracuda Networks, Inc.*	3,800	59,204
Blackbaud, Inc.	13,000	729,560
Bottomline Technologies de, Inc.*	1,900	47,519
BroadSoft, Inc.*	2,900	86,884
CA, Inc.	78,750	2,149,875
Cadence Design Systems, Inc.*	82,930	1,714,992
Callidus Software, Inc.*	3,700	62,863
CDK Global, Inc.	41,850	1,999,593
Citrix Systems, Inc.*	43,350	3,003,288
CommVault Systems, Inc.*	10,900	370,164
Ebix, Inc.	3,700	92,352
Electronic Arts, Inc.*	78,300	5,304,825
Ellie Mae, Inc.*	7,200	479,304
Epiq Systems, Inc.	27,700	357,884
FactSet Research Systems, Inc.	12,500	1,997,625
Fair Isaac Corp.	8,000	676,000
FireEye, Inc.*	33,600	1,069,152
Fleetmatics Group plc*	9,300	456,537
Fortinet, Inc.*	40,400	1,716,192
Gigamon, Inc.*	4,300	86,043
Glu Mobile, Inc.*	19,700	86,089
Guidewire Software, Inc.*	13,500	709,830
HubSpot, Inc.*	4,300	199,391
Infoblox, Inc.*	2,800	44,744
Interactive Intelligence Group, Inc.*	1,500	44,565
Intuit, Inc.	67,050	5,950,688
King Digital Entertainment plc	13,800	186,852
Manhattan Associates, Inc.*	24,000	1,495,200
Mentor Graphics Corp.	37,800	931,014
Microsoft Corp.	1,951,150	86,357,899
MicroStrategy, Inc., Class A*	2,000	392,940
Monotype Imaging Holdings, Inc.	2,000	43,640
NetSuite, Inc.*	8,900	746,710
Nuance Communications, Inc.*	84,490	1,383,101
Oracle Corp.	771,012	27,848,954
Paylocity Holding Corp.*	2,700	80,973
Pegasystems, Inc.	12,000	295,320
Progress Software Corp.*	15,200	392,616
Proofpoint, Inc.*	9,200	554,944
PTC, Inc.*	33,950	1,077,573
Qlik Technologies, Inc.*	23,900	871,155
Qualys, Inc.*	6,200	176,452
RealPage, Inc.*	2,700	44,874
Red Hat, Inc.*	46,800	3,363,984
RingCentral, Inc., Class A*	5,200	94,380
salesforce.com, Inc.*	159,600	11,081,028
ServiceNow, Inc.*	37,500	2,604,375
Silver Spring Networks, Inc.*	3,600	46,368
SolarWinds, Inc.*	19,400	761,256
Solera Holdings, Inc.	21,110	1,139,940
Splunk, Inc.*	29,100	1,610,685
SS&C Technologies Holdings, Inc.	19,600	1,372,784
Symantec Corp.	178,090	3,467,412
Synchronoss Technologies, Inc.*	7,710	252,888
Synopsys, Inc.*	38,320	1,769,618
Tableau Software, Inc., Class A*	12,100	965,338
Take-Two Interactive Software, Inc.*	25,800	741,234
TiVo, Inc.*	18,500	160,210
Tyler Technologies, Inc.*	9,400	1,403,514
Ultimate Software Group, Inc.*	6,600	1,181,466
Verint Systems, Inc.*	14,800	638,620
VMware, Inc., Class A*	23,100	1,820,049
Workday, Inc., Class A*	24,400	1,680,184
Zendesk, Inc.*	7,800	153,738
Zynga, Inc., Class A*	123,800	282,264

		209,601,012

Technology Hardware, Storage & Peripherals (3.7%)
3D Systems Corp.*	28,530	329,522
Apple, Inc.	1,389,495	153,261,298
Cray, Inc.*	1,800	35,658
Diebold, Inc.	16,050	477,808
Eastman Kodak Co.*	1,400	21,868
Electronics for Imaging, Inc.*	12,900	558,312
EMC Corp.	472,590	11,417,774
Hewlett-Packard Co.	442,332	11,328,123
Lexmark International, Inc., Class A	18,690	541,636
NCR Corp.*	45,900	1,044,225
NetApp, Inc.	83,650	2,476,040
Nimble Storage, Inc.*	4,100	98,892
QLogic Corp.*	7,500	76,875
SanDisk Corp.	57,090	3,101,700
Stratasys Ltd.*	12,900	341,721
Super Micro Computer, Inc.*	6,200	169,012
Western Digital Corp.	55,570	4,414,481

		189,694,945

Total Information Technology		989,776,704

Materials (3.1%)
Chemicals (2.1%)
Air Products and Chemicals, Inc.	52,380	6,682,640
Airgas, Inc.	17,300	1,545,409
Albemarle Corp.	32,476	1,432,192
Ashland, Inc.	17,264	1,737,104
Axalta Coating Systems Ltd.*	24,500	620,830
Axiall Corp.	20,500	321,645
Balchem Corp.	5,700	346,389
Cabot Corp.	19,700	621,732

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Celanese Corp.	37,300	$2,207,041
CF Industries Holdings, Inc.	57,010	2,559,749
Chemtura Corp.*	13,800	394,956
Chermours Co.	45,128	291,978
Cytec Industries, Inc.	17,200	1,270,220
Dow Chemical Co.	280,580	11,896,592
E.I. du Pont de Nemours & Co.	225,640	10,875,848
Eastman Chemical Co.	39,128	2,532,364
Ecolab, Inc.	66,888	7,338,951
FMC Corp.	38,600	1,308,926
H.B. Fuller Co.	16,100	546,434
Huntsman Corp.	55,200	534,888
International Flavors & Fragrances, Inc.	22,000	2,271,720
Kronos Worldwide, Inc.	5,200	32,292
LyondellBasell Industries N.V., Class A	93,700	7,810,832
Minerals Technologies, Inc.	11,400	549,024
Monsanto Co.	115,900	9,890,906
Mosaic Co.	86,530	2,691,948
NewMarket Corp.	2,200	785,400
Olin Corp.	6,500	109,265
Platform Specialty Products Corp.*	22,200	280,830
PolyOne Corp.	31,700	930,078
PPG Industries, Inc.	67,800	5,945,382
Praxair, Inc.	72,500	7,384,850
RPM International, Inc.	37,150	1,556,214
Scotts Miracle-Gro Co., Class A	11,900	723,758
Sensient Technologies Corp.	12,500	766,250
Sherwin-Williams Co.	19,700	4,388,766
Sigma-Aldrich Corp.	30,500	4,237,060
Valspar Corp.	19,800	1,423,224
W.R. Grace & Co.*	17,500	1,628,375
Westlake Chemical Corp.	14,400	747,216

		109,219,278

Construction Materials (0.1%)
Eagle Materials, Inc.	14,400	985,248
Martin Marietta Materials, Inc.	17,730	2,694,074
Vulcan Materials Co.	33,100	2,952,520

		6,631,842

Containers & Packaging (0.4%)
AptarGroup, Inc.	20,200	1,332,392
Avery Dennison Corp.	26,550	1,501,933
Ball Corp.	37,200	2,313,840
Bemis Co., Inc.	29,800	1,179,186
Berry Plastics Group, Inc.*	23,400	703,638
Crown Holdings, Inc.*	37,150	1,699,613
Graphic Packaging Holding Co.	85,200	1,089,708
Owens-Illinois, Inc.*	46,650	966,588
Packaging Corp. of America	26,500	1,594,240
Sealed Air Corp.	55,360	2,595,277
Silgan Holdings, Inc.	11,600	603,664
Sonoco Products Co.	32,660	1,232,588
WestRock Co.	63,332	3,257,798

		20,070,465

Metals & Mining (0.4%)
Alcoa, Inc.	296,150	2,860,809
Allegheny Technologies, Inc.	35,260	499,987
Carpenter Technology Corp.	14,900	443,573
Commercial Metals Co.	21,990	297,964
Compass Minerals International, Inc.	12,400	971,788
Freeport-McMoRan, Inc.	267,494	2,592,017
Newmont Mining Corp.	129,300	2,077,851
Nucor Corp.	78,320	2,940,916
Reliance Steel & Aluminum Co.	22,200	1,199,022
Royal Gold, Inc.	18,000	845,640
Southern Copper Corp.	35,044	936,376
Steel Dynamics, Inc.	71,300	1,224,934
Tahoe Resources, Inc.	25,100	194,274
United States Steel Corp.	37,490	390,646

		17,475,797

Paper & Forest Products (0.1%)
Domtar Corp.	18,480	660,660
International Paper Co.	108,150	4,086,988
KapStone Paper and Packaging Corp.	23,200	383,032
Louisiana-Pacific Corp.*	42,500	605,200

		5,735,880

Total Materials		159,133,262

Telecommunication Services (2.1%)
Diversified Telecommunication Services (2.0%)
8x8, Inc.*	7,200	59,544
AT&T, Inc.	1,468,299	47,837,181
Atlantic Tele-Network, Inc.	600	44,358
CenturyLink, Inc.	137,179	3,445,936
Cincinnati Bell, Inc.*	24,200	75,504
Cogent Communications Holdings, Inc.	14,700	399,252
Consolidated Communications Holdings, Inc.	4,600	88,642
FairPoint Communications, Inc.*	1,600	24,656
Frontier Communications Corp.	280,290	1,331,378
General Communication, Inc., Class A*	3,000	51,780
Globalstar, Inc.*	93,900	147,423
Hawaiian Telcom Holdco, Inc.*	1,000	20,780
IDT Corp., Class B	3,700	52,910
inContact, Inc.*	2,900	21,779
Inteliquent, Inc.	2,000	44,660
Intelsat S.A.*	7,100	45,653
Iridium Communications, Inc.*	7,200	44,280
Level 3 Communications, Inc.*	68,036	2,972,493
Lumos Networks Corp.	2,200	26,752
ORBCOMM, Inc.*	5,200	29,016
Pacific DataVision, Inc.*	600	17,940
Straight Path Communications, Inc., Class B*	1,500	60,615
Verizon Communications, Inc.	992,540	43,185,415
Vonage Holdings Corp.*	11,900	69,972
Windstream Holdings, Inc.	82,368	505,740
Zayo Group Holdings, Inc.*	34,900	885,064

		101,488,723

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,700	22,356
Leap Wireless International, Inc.*†	1,900	3,591
NTELOS Holdings Corp.*	6,900	62,307
SBA Communications Corp., Class A*	33,300	3,487,842
Shenandoah Telecommunications Co.	900	38,529
Spok Holdings, Inc.	2,300	37,858
Sprint Corp.*	240,579	923,823
Telephone & Data Systems, Inc.	28,186	703,523
T-Mobile US, Inc.*	69,200	2,754,852
U.S. Cellular Corp.*	10,800	382,644

		8,417,325

Total Telecommunication Services		109,906,048

Utilities (3.2%)
Electric Utilities (1.7%)
ALLETE, Inc.	10,500	530,145
American Electric Power Co., Inc.	122,670	6,975,016
Cleco Corp.	16,100	857,164
Duke Energy Corp.	168,285	12,106,23

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Edison International	83,360	$5,257,515
El Paso Electric Co.	100	3,682
Empire District Electric Co.	100	2,203
Entergy Corp.	45,100	2,936,010
Eversource Energy	82,209	4,161,420
Exelon Corp.	209,456	6,220,843
FirstEnergy Corp.	106,804	3,344,033
Great Plains Energy, Inc.	43,600	1,178,072
Hawaiian Electric Industries, Inc.	20,500	588,145
IDACORP, Inc.	11,450	740,929
ITC Holdings Corp.	44,400	1,480,296
MGE Energy, Inc.	200	8,238
NextEra Energy, Inc.	107,150	10,452,483
OGE Energy Corp.	48,600	1,329,696
Otter Tail Corp.	100	2,606
Pepco Holdings, Inc.	69,250	1,677,235
Pinnacle West Capital Corp.	26,000	1,667,640
PNM Resources, Inc.	27,800	779,790
Portland General Electric Co.	15,800	584,126
PPL Corp.	158,250	5,204,843
Southern Co.	221,750	9,912,225
UIL Holdings Corp.	18,500	929,995
Westar Energy, Inc.	30,000	1,153,200
Xcel Energy, Inc.	122,480	4,337,017

		84,420,990

Gas Utilities (0.2%)
AGL Resources, Inc.	28,683	1,750,810
Atmos Energy Corp.	25,200	1,466,136
Laclede Group, Inc.	11,200	610,736
National Fuel Gas Co.	21,100	1,054,578
New Jersey Resources Corp.	19,600	588,588
ONE Gas, Inc.	14,125	640,286
Piedmont Natural Gas Co., Inc.	19,900	797,393
Questar Corp.	47,000	912,270
South Jersey Industries, Inc.	16,500	416,625
Southwest Gas Corp.	9,900	577,368
UGI Corp.	48,675	1,694,864
WGL Holdings, Inc.	10,500	605,535

		11,115,189

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	188,995	1,850,261
Atlantic Power Corp.	2,400	4,464
Calpine Corp.*	89,200	1,302,320
Dynegy, Inc.*	28,400	587,028
NRG Energy, Inc.	87,821	1,304,142
Ormat Technologies, Inc.	400	13,612

		5,061,827

Multi-Utilities (1.1%)
Alliant Energy Corp.	26,900	1,573,381
Ameren Corp.	65,000	2,747,550
Avista Corp.	19,200	638,400
Black Hills Corp.	9,700	400,998
CenterPoint Energy, Inc.	106,250	1,916,750
CMS Energy Corp.	71,500	2,525,380
Consolidated Edison, Inc.	74,600	4,987,010
Dominion Resources, Inc.	144,850	10,194,543
DTE Energy Co.	46,500	3,737,205
MDU Resources Group, Inc.	48,250	829,900
NiSource, Inc.	79,300	1,471,015
NorthWestern Corp.	8,700	468,321
PG&E Corp.	112,920	5,962,176
Public Service Enterprise Group, Inc.	128,100	5,400,696
SCANA Corp.	38,550	2,168,823
Sempra Energy	62,290	6,024,689
TECO Energy, Inc.	59,350	1,558,531
Vectren Corp.	18,000	756,180
WEC Energy Group, Inc.	77,998	4,073,055

		57,434,603

Water Utilities (0.1%)
American Water Works Co., Inc.	44,000	2,423,520
Aqua America, Inc.	50,062	1,325,141
Artesian Resources Corp., Class A	100	2,414
Connecticut Water Service, Inc.	100	3,652
SJW Corp.	300	9,225

		3,763,952

Total Utilities		161,796,561

Total Common Stocks (99.3%) (Cost $2,916,364,949)		5,071,766,310

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	30,220,823	30,220,823

Total Short-Term Investment (0.6%) (Cost $30,220,823)		30,220,823

Total Investments (99.9%) (Cost $2,946,585,772)		5,101,987,133
Other Assets Less Liabilities (0.1%)		2,497,803

Net Assets (100%)		$5,104,484,936

*	Non-income producing.

†	Security (totaling $3,591 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $22,751,100.

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	29	December-15	$3,346,896	$3,178,110	$(168,786)
S&P 500 E-Mini Index	234	December-15	22,819,317	22,331,790	(487,527)

					$(656,313)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)	Total
Assets:
Common Stocks
Consumer Discretionary	$693,940,565	$1,649,274	$—	$695,589,839
Consumer Staples	439,734,244	—	—	439,734,244
Energy	321,635,873	—	—	321,635,873
Financials	921,863,620	—	—	921,863,620
Health Care	730,012,262	—	—	730,012,262
Industrials	542,317,897	—	—	542,317,897
Information Technology	989,776,704	—	—	989,776,704
Materials	159,133,262	—	—	159,133,262
Telecommunication Services	109,902,457	—	3,591	109,906,048
Utilities	161,796,561	—	—	161,796,561
Short-Term Investments	30,220,823	—	—	30,220,823

Total Assets	$5,100,334,268	$1,649,274	$3,591	$5,101,987,133

Liabilities:
Futures	$(656,313)	$—	$—	$(656,313)

Total Liabilities	$(656,313)	$—	$—	$(656,313)

Total	$5,099,677,955	$1,649,274	$3,591	$5,101,330,820

(a)	A security with a market value of $1,283,154 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	A security with a market value of $3,591 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,456,916,341
Aggregate gross unrealized depreciation	(338,062,606)

Net unrealized appreciation	$2,118,853,735

Federal income tax cost of investments	$2,983,133,398

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (1.6%)
Food Products (1.6%)
Tyson Foods, Inc.
4.750%	5,319	$272,652

Total Consumer Staples		272,652

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Southwestern Energy Co.
6.250%	2,015	62,626

Total Energy		62,626

Financials (7.3%)
Banks (4.2%)
Bank of America Corp.
7.250%	189	203,553
Huntington Bancshares, Inc./Ohio
8.500%	266	355,110
KeyCorp
7.750%	1,194	155,220

		713,883

Real Estate Investment Trusts (REITs) (3.1%)
Crown Castle International Corp.
4.500%	2,229	227,046
iStar, Inc.
4.500%	2,000	105,680
Welltower, Inc.
6.500%	1,083	65,770
Weyerhaeuser Co.
6.375%	2,451	116,937

		515,433

Total Financials		1,229,316

Health Care (3.4%)
Health Care Equipment & Supplies (0.8%)
Alere, Inc.
3.000%	420	139,020

Health Care Providers & Services (0.2%)
Anthem, Inc.
5.250%	643	31,083

Pharmaceuticals (2.4%)
Allergan plc
5.500%	426	401,914

Total Health Care		572,017

Industrials (0.8%)
Commercial Services & Supplies (0.1%)
Stericycle, Inc.
5.250%	240	24,413

Machinery (0.7%)
Stanley Black & Decker, Inc.
6.250%	1,000	110,000

Total Industrials		134,413

Materials (0.7%)
Metals & Mining (0.7%)
Alcoa, Inc.
5.375%	3,464	115,698

Total Materials		115,698

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.0%)
Frontier Communications Corp.
11.125%	1,707	159,007
Iridium Communications, Inc.
6.750%	57	13,053

		172,060

Wireless Telecommunication Services (0.6%)
T-Mobile U.S., Inc.
5.500%	1,370	94,612

Total Telecommunication Services		266,672

Utilities (0.6%)
Electric Utilities (0.6%)
NextEra Energy, Inc.
5.799%	2,000	106,420

Total Utilities		106,420

Total Convertible Preferred Stocks (16.4%) (Cost $2,874,270)		2,759,814

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (23.5%)
SPDR® Barclays Convertible Securities ETF (Cost $4,106,331)	88,320	3,949,671

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (56.4%)
Consumer Discretionary (10.5%)
Automobiles (1.7%)
Fiat Chrysler Automobiles N.V.
7.875%, 12/15/16	$200,000	237,240
Tesla Motors, Inc.
1.500%, 6/1/18	27,000	54,844

		292,084

Household Durables (2.6%)
Jarden Corp.
1.875%, 9/15/18	110,000	176,275
Lennar Corp.
3.250%, 11/15/21§	26,000	53,479
Ryland Group, Inc.
1.625%, 5/15/18	155,000	214,578

		444,332

Internet & Catalog Retail (2.2%)
HomeAway, Inc.
0.125%, 4/1/19	93,000	85,792
Priceline Group, Inc.
1.000%, 3/15/18	207,000	290,964

		376,756

Media (3.0%)
Liberty Interactive LLC
0.750%, 3/30/43	180,000	269,100
1.000%, 9/30/43§	59,980	53,832
Liberty Media Corp.
1.375%, 10/15/23	110,000	104,019
Live Nation Entertainment, Inc.
2.500%, 5/15/19	80,000	83,350

		510,301

Specialty Retail (1.0%)
GNC Holdings, Inc.
1.500%, 8/15/20§	60,000	55,350
Restoration Hardware Holdings, Inc.
(Zero Coupon), 6/15/19§	122,000	120,933

		176,283

Total Consumer Discretionary		1,799,756

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Cheniere Energy, Inc.
4.250%, 3/15/45	$84,000	$52,447

Total Energy		52,447

Financials (3.8%)
Capital Markets (0.0%)
Walter Investment Management Corp.
4.500%, 11/1/19	3,000	2,179

Consumer Finance (0.5%)
Encore Capital Group, Inc.
3.000%, 7/1/20	75,000	74,391
Ezcorp, Inc.
2.625%, 6/15/19	26,000	18,557

		92,948

Diversified Financial Services (0.5%)
Horizon Pharma Investment Ltd.
2.500%, 3/15/22§	86,000	83,312

Insurance (0.8%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	75,000	139,031

Real Estate Investment Trusts (REITs) (2.0%)
Colony Capital, Inc.
5.000%, 4/15/23	55,000	54,244
iStar, Inc.
3.000%, 11/15/16	36,000	41,107
Starwood Property Trust, Inc.
3.750%, 10/15/17	156,000	154,732
4.000%, 1/15/19	39,000	40,146
Starwood Waypoint Residential Trust
4.500%, 10/15/17§	50,000	50,219

		340,448

Total Financials		657,918

Health Care (16.3%)
Biotechnology (6.8%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	45,000	40,612
Aegerion Pharmaceuticals, Inc.
2.000%, 8/15/19	40,000	29,900
ARIAD Pharmaceuticals, Inc.
3.625%, 6/15/19§	60,000	58,950
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	120,000	161,250
Cepheid, Inc.
1.250%, 2/1/21	101,000	102,515
Clovis Oncology, Inc.
2.500%, 9/15/21	55,000	91,816
Emergent BioSolutions, Inc.
2.875%, 1/15/21	58,000	65,866
Gilead Sciences, Inc.
1.625%, 5/1/16	20,000	85,737
Immunomedics, Inc.
4.750%, 2/15/20§	21,000	14,949
Incyte Corp.
0.375%, 11/15/18	17,000	36,635
1.250%, 11/15/20	58,000	125,896
Ironwood Pharmaceuticals, Inc.
2.250%, 6/15/22§	73,000	64,879
Isis Pharmaceuticals, Inc.
1.000%, 11/15/21§	67,000	60,970
Merrimack Pharmaceuticals, Inc.
4.500%, 7/15/20	50,000	78,656
Orexigen Therapeutics, Inc.
2.750%, 12/1/20	83,000	57,114
Synergy Pharmaceuticals, Inc.
7.500%, 11/1/19§	21,000	35,936
TESARO, Inc.
3.000%, 10/1/21	10,000	13,881

		1,125,562

Health Care Equipment & Supplies (2.1%)
HeartWare International, Inc.
1.750%, 12/15/21§	42,000	37,065
Hologic, Inc.
2.000%, 12/15/37(e)	40,000	68,275
Insulet Corp.
2.000%, 6/15/19	81,000	74,722
Integra LifeSciences Holdings Corp.
1.625%, 12/15/16	84,000	99,593
NuVasive, Inc.
2.750%, 7/1/17	35,000	44,122
Wright Medical Group, Inc.
2.000%, 2/15/20§	43,000	40,904

		364,681

Health Care Providers & Services (3.7%)
Anthem, Inc.
2.750%, 10/15/42	132,000	248,655
Brookdale Senior Living, Inc.
2.750%, 6/15/18	27,000	28,704
HealthSouth Corp.
2.000%, 12/1/43	125,000	141,250
Molina Healthcare, Inc.
1.125%, 1/15/20	80,000	139,200
Trinity Biotech Investment Ltd.
4.000%, 4/1/45§	73,000	63,419

		621,228

Life Sciences Tools & Services (0.9%)
Illumina, Inc.
0.250%, 3/15/16	52,000	109,037
Sequenom, Inc.
5.000%, 1/1/18	52,000	43,680

		152,717

Pharmaceuticals (2.8%)
Jazz Investments I Ltd.
1.875%, 8/15/21	119,000	120,934
Medicines Co.
1.375%, 6/1/17	38,000	55,314
Pacira Pharmaceuticals, Inc.
3.250%, 2/1/19	48,000	83,790
Teva Pharmaceutical Finance Co. LLC
0.250%, 2/1/26	124,000	168,175
Theravance, Inc.
2.125%, 1/15/23	65,000	42,575

		470,788

Total Health Care		2,734,976

Industrials (3.8%)
Air Freight & Logistics (0.7%)
Atlas Air Worldwide Holdings, Inc.
2.250%, 6/1/22	24,000	19,230
Echo Global Logistics, Inc.
2.500%, 5/1/20	53,000	47,336
XPO Logistics, Inc.
4.500%, 10/1/17	38,000	56,644

		123,210

Airlines (1.0%)
AirTran Holdings, Inc.
5.250%, 11/1/16	65,000	175,378

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Construction & Engineering (0.1%)
Dycom Industries, Inc.
0.750%, 9/15/21§	$14,000	$13,825

Machinery (1.1%)
Greenbrier Cos., Inc.
3.500%, 4/1/18	87,000	93,960
Trinity Industries, Inc.
3.875%, 6/1/36	70,000	82,556

		176,516

Professional Services (0.6%)
Huron Consulting Group, Inc.
1.250%, 10/1/19	91,000	94,811

Transportation Infrastructure (0.3%)
Macquarie Infrastructure Corp.
2.875%, 7/15/19	40,000	45,400

Total Industrials		629,140

Information Technology (21.7%)
Communications Equipment (2.6%)
CalAmp Corp.
1.625%, 5/15/20§	43,000	38,431
Ciena Corp.
3.750%, 10/15/18§	125,000	156,328
4.000%, 12/15/20	95,000	124,213
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	40,000	65,100
Viavi Solutions, Inc.
0.625%, 8/15/33	47,000	43,857

		427,929

Electronic Equipment, Instruments & Components (0.4%)
TTM Technologies, Inc.
1.750%, 12/15/20	55,000	48,159
Vishay Intertechnology, Inc.
2.250%, 11/15/40	30,000	24,300

		72,459

Internet Software & Services (4.1%)
Cornerstone OnDemand, Inc.
1.500%, 7/1/18	139,000	139,087
LinkedIn Corp.
0.500%, 11/1/19§	114,000	112,219
Twitter, Inc.
0.250%, 9/15/19§	92,000	80,443
VeriSign, Inc.
4.297%, 8/15/37	102,000	212,861
Yahoo!, Inc.
(Zero Coupon), 12/1/18	147,000	142,223

		686,833

IT Services (0.4%)
Cardtronics, Inc.
1.000%, 12/1/20	33,000	30,566
ServiceSource International, Inc.
1.500%, 8/1/18	49,000	40,670

		71,236

Semiconductors & Semiconductor Equipment (7.3%)
Microchip Technology, Inc.
1.625%, 2/15/25§	47,000	44,973
2.125%, 12/15/37	71,000	124,428
Micron Technology, Inc.
2.375%, 5/1/32	100,000	164,813
3.000%, 11/15/43	130,000	109,281
Novellus Systems, Inc.
2.625%, 5/15/41	154,000	301,551
NXP Semiconductors N.V.
1.000%, 12/1/19§	90,000	99,394
ON Semiconductor Corp.
1.000%, 12/1/20§	85,000	79,103
2.625%, 12/15/26	114,000	127,466
SunEdison, Inc.
2.000%, 10/1/18	80,000	60,250
0.250%, 1/15/20§	46,000	26,191
2.750%, 1/1/21	17,000	11,996
Xilinx, Inc.
2.625%, 6/15/17	58,000	86,420

		1,235,866

Software (5.5%)
Citrix Systems, Inc.
0.500%, 4/15/19	90,000	94,894
Electronic Arts, Inc.
0.750%, 7/15/16	20,000	42,462
FireEye, Inc.
1.000%, 6/1/35§	85,000	76,660
1.625%, 6/1/35§	25,000	22,109
Proofpoint, Inc.
1.250%, 12/15/18	9,000	14,710
0.750%, 6/15/20§	15,000	15,684
PROS Holdings, Inc.
2.000%, 12/1/19§	43,000	41,898
Rovi Corp.
0.500%, 3/1/20§	40,000	30,850
Salesforce.com, Inc.
0.250%, 4/1/18	244,000	298,900
ServiceNow, Inc.
(Zero Coupon), 11/1/18	35,000	39,397
Synchronoss Technologies, Inc.
0.750%, 8/15/19	14,000	14,123
Take-Two Interactive Software, Inc.
1.750%, 12/1/16	116,000	178,785
Verint Systems, Inc.
1.500%, 6/1/21	37,000	35,266

		905,738

Technology Hardware, Storage & Peripherals (1.4%)
Electronics For Imaging, Inc.
0.750%, 9/1/19	43,000	43,967
SanDisk Corp.
1.500%, 8/15/17	146,000	181,223

		225,190

Total Information Technology		3,625,251

Total Convertible Bonds		9,499,488

Total Long-Term Debt Securities (56.4%) (Cost $9,696,736)		9,499,488

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (2.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	490,477	490,477

Total Short-Term Investment (2.9%) (Cost $490,477)		490,477

Total Investments (99.2%) (Cost $17,167,814)		16,699,450
Other Assets Less Liabilities (0.8%)		134,626

Net Assets (100%)		$16,834,076

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $1,632,305 or 9.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2015. Maturity date disclosed is the ultimate maturity date.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Consumer Discretionary	$237,240	$1,562,516	$—	$1,799,756
Energy	—	52,447	—	52,447
Financials	—	657,918	—	657,918
Health Care	—	2,734,976	—	2,734,976
Industrials	—	629,140	—	629,140
Information Technology	—	3,625,251	—	3,625,251
Convertible Preferred Stocks
Consumer Staples	272,652	—	—	272,652
Energy	62,626	—	—	62,626
Financials	968,416	260,900	—	1,229,316
Health Care	572,017	—	—	572,017
Industrials	134,413	—	—	134,413
Materials	115,698	—	—	115,698
Telecommunication Services	266,672	—	—	266,672
Utilities	106,420	—	—	106,420
Investment Companies
Exchange Traded Funds (ETFs)	3,949,671	—	—	3,949,671
Short-Term Investments	490,477	—	—	490,477

Total Assets	$7,176,302	$9,523,148	$—	$16,699,450

Total Liabilities	$—	$—	$—	$—

Total	$7,176,302	$9,523,148	$—	$16,699,450

(a)	A security with a market value of $139,020 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $260,900 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$650,210
Aggregate gross unrealized depreciation	(1,194,585)

Net unrealized depreciation	$(544,375)

Federal income tax cost of investments	$17,243,825

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (32.6%)
Consumer Discretionary (2.0%)
Auto Components (0.1%)
BorgWarner, Inc.
3.375%, 3/15/25	$800,000	$779,069
Delphi Corp.
4.150%, 3/15/24	865,000	866,977
Johnson Controls, Inc.
1.400%, 11/2/17	360,000	357,133
5.000%, 3/30/20	919,000	1,014,389
4.250%, 3/1/21	680,000	714,333
3.625%, 7/2/24	214,000	207,459
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,182,964
4.150%, 10/1/25	250,000	251,666

		5,373,990

Automobiles (0.0%)
General Motors Co.
3.500%, 10/2/18	2,000,000	2,001,250
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	405,539

		2,406,789

Hotels, Restaurants & Leisure (0.2%)
Brinker International, Inc.
2.600%, 5/15/18	175,000	175,353
3.875%, 5/15/23	250,000	244,251
Carnival Corp.
1.875%, 12/15/17	600,000	602,609
3.950%, 10/15/20	666,000	698,082
Hyatt Hotels Corp.
5.375%, 8/15/21	350,000	382,154
Marriott International, Inc.
3.375%, 10/15/20	626,000	646,232
3.250%, 9/15/22	1,700,000	1,694,923
McDonald’s Corp.
5.800%, 10/15/17	1,000,000	1,085,863
5.350%, 3/1/18	968,000	1,052,392
5.000%, 2/1/19	750,000	823,172
2.200%, 5/26/20	750,000	748,252
3.500%, 7/15/20	150,000	158,246
3.625%, 5/20/21	400,000	420,974
3.250%, 6/10/24	1,000,000	996,379
3.375%, 5/26/25	750,000	752,728
Starbucks Corp.
0.875%, 12/5/16	286,000	286,292
2.700%, 6/15/22	400,000	404,491
3.850%, 10/1/23	850,000	901,850
Wyndham Worldwide Corp.
2.500%, 3/1/18	950,000	948,010
4.250%, 3/1/22	1,094,000	1,087,383
Yum! Brands, Inc.
5.300%, 9/15/19	100,000	110,068
3.875%, 11/1/20	1,125,000	1,178,350

		15,398,054

Household Durables (0.1%)
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	249,949
3.800%, 11/15/24	300,000	306,656
Mohawk Industries, Inc.
3.850%, 2/1/23	1,200,000	1,218,204
Newell Rubbermaid, Inc.
2.875%, 12/1/19	550,000	555,097
4.000%, 12/1/24	400,000	405,617
NVR, Inc.
3.950%, 9/15/22	150,000	153,125
Tupperware Brands Corp.
4.750%, 6/1/21	500,000	523,319
Whirlpool Corp.
1.650%, 11/1/17	175,000	174,818
2.400%, 3/1/19	900,000	906,141
4.850%, 6/15/21	400,000	436,268
3.700%, 3/1/23	250,000	251,984
3.700%, 5/1/25	500,000	495,696

		5,676,874

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
1.200%, 11/29/17	1,500,000	1,493,150
2.600%, 12/5/19	450,000	461,800
3.300%, 12/5/21	1,050,000	1,085,557
2.500%, 11/29/22	1,200,000	1,164,235
3.800%, 12/5/24	1,000,000	1,030,532
Expedia, Inc.
7.456%, 8/15/18	500,000	564,025
5.950%, 8/15/20	1,394,000	1,544,726
Priceline Group, Inc.
3.650%, 3/15/25	600,000	595,827
QVC, Inc.
3.125%, 4/1/19	333,000	332,281
5.125%, 7/2/22	500,000	514,165
4.375%, 3/15/23	300,000	291,702
4.850%, 4/1/24	500,000	484,615
4.450%, 2/15/25	670,000	646,131

		10,208,746

Leisure Products (0.0%)
Hasbro, Inc.
3.150%, 5/15/21	500,000	508,322
Mattel, Inc.
1.700%, 3/15/18	500,000	497,457
2.350%, 5/6/19	500,000	499,022
3.150%, 3/15/23	300,000	291,151

		1,795,952

Media (1.1%)
21st Century Fox America, Inc.
8.000%, 10/17/16	2,300,000	2,458,737
6.900%, 3/1/19	596,000	685,089
5.650%, 8/15/20	594,000	675,098
4.500%, 2/15/21	500,000	540,135
3.000%, 9/15/22	1,000,000	984,686
CBS Corp.
5.750%, 4/15/20	1,256,000	1,416,522
3.375%, 3/1/22	2,000,000	1,989,276
CCO Safari II LLC
3.579%, 7/23/20§	1,165,000	1,159,175
4.464%, 7/23/22§	1,850,000	1,844,820
4.908%, 7/23/25§	2,850,000	2,834,610
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	86,449
Comcast Corp.
6.500%, 1/15/17	1,841,000	1,967,680
5.700%, 7/1/19	1,289,000	1,464,239
5.150%, 3/1/20	2,806,000	3,153,160
3.125%, 7/15/22	1,050,000	1,067,922
2.850%, 1/15/23	2,150,000	2,133,436
3.600%, 3/1/24	2,000,000	2,063,068
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2.400%, 3/15/17	2,000,000	2,026,490
1.750%, 1/15/18	1,000,000	994,581
5.875%, 10/1/19	800,000	894,531
5.200%, 3/15/20	604,000	663,021
4.600%, 2/15/21	1,312,000	1,401,047
5.000%, 3/1/21	1,800,000	1,955,540
3.800%, 3/15/22	850,000	851,565

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
4.450%, 4/1/24	$1,500,000	$1,536,391
Discovery Communications LLC
5.050%, 6/1/20	2,262,000	2,457,807
4.375%, 6/15/21	62,000	64,544
3.300%, 5/15/22	500,000	492,462
3.250%, 4/1/23	1,000,000	942,158
Grupo Televisa S.A.B.
6.000%, 5/15/18	600,000	654,918
Historic TW, Inc.
6.875%, 6/15/18	62,000	70,143
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	900,000	902,692
4.000%, 3/15/22	315,000	318,331
NBCUniversal Media LLC
5.150%, 4/30/20	1,983,000	2,238,685
4.375%, 4/1/21	1,971,000	2,149,882
2.875%, 1/15/23	156,000	154,547
Omnicom Group, Inc.
6.250%, 7/15/19	673,000	771,256
4.450%, 8/15/20	1,280,000	1,378,384
3.625%, 5/1/22	1,281,000	1,292,707
3.650%, 11/1/24	750,000	742,046
RELX Capital, Inc.
8.625%, 1/15/19	1,691,000	2,006,131
Scripps Networks Interactive, Inc.
2.750%, 11/15/19	500,000	500,231
2.800%, 6/15/20	500,000	494,964
3.500%, 6/15/22	500,000	489,421
3.900%, 11/15/24	800,000	783,073
3.950%, 6/15/25	500,000	481,169
Thomson Reuters Corp.
1.650%, 9/29/17	500,000	499,550
6.500%, 7/15/18	1,058,000	1,186,131
4.700%, 10/15/19	369,000	401,005
4.300%, 11/23/23	500,000	519,425
Time Warner Cable, Inc.
5.850%, 5/1/17	1,706,000	1,809,219
6.750%, 7/1/18	2,500,000	2,781,696
8.750%, 2/14/19	1,000,000	1,177,839
8.250%, 4/1/19	1,846,000	2,152,733
5.000%, 2/1/20	1,061,000	1,138,384
4.000%, 9/1/21	1,500,000	1,530,047
Time Warner, Inc.
4.875%, 3/15/20	2,700,000	2,972,780
4.700%, 1/15/21	1,812,000	1,975,861
3.400%, 6/15/22	500,000	502,660
4.050%, 12/15/23	1,250,000	1,289,819
3.550%, 6/1/24	2,000,000	1,978,616
Viacom, Inc.
3.500%, 4/1/17	156,000	159,976
2.500%, 9/1/18	200,000	200,804
2.200%, 4/1/19	600,000	589,672
5.625%, 9/15/19	1,641,000	1,798,540
3.875%, 12/15/21	125,000	122,897
3.125%, 6/15/22	500,000	464,638
3.250%, 3/15/23	1,000,000	921,342
4.250%, 9/1/23	1,100,000	1,077,023
Walt Disney Co.
6.000%, 7/17/17	446,000	485,371
1.100%, 12/1/17	2,000,000	1,996,221
1.500%, 9/17/18	355,000	356,014
5.500%, 3/15/19	500,000	564,978
1.850%, 5/30/19	1,000,000	1,006,641
2.150%, 9/17/20	500,000	501,801
3.750%, 6/1/21	181,000	195,127
2.750%, 8/16/21	1,000,000	1,022,765
2.550%, 2/15/22	2,000,000	2,011,907
2.350%, 12/1/22	650,000	639,243
3.150%, 9/17/25	500,000	506,391
WPP Finance 2010
4.750%, 11/21/21	160,000	174,866
3.750%, 9/19/24	1,000,000	995,100

		93,939,901

Multiline Retail (0.1%)
Dollar General Corp.
4.125%, 7/15/17	1,000,000	1,031,054
1.875%, 4/15/18	194,000	193,948
3.250%, 4/15/23	1,150,000	1,091,327
Kohl’s Corp.
4.750%, 12/15/23	800,000	850,839
4.250%, 7/17/25	750,000	749,940
Macy’s Retail Holdings, Inc.
5.900%, 12/1/16	1,112,000	1,170,303
3.875%, 1/15/22	400,000	405,987
4.375%, 9/1/23	635,000	652,749
3.625%, 6/1/24	1,000,000	968,911
Nordstrom, Inc.
6.250%, 1/15/18	277,000	306,396
4.750%, 5/1/20	584,000	648,112
4.000%, 10/15/21	600,000	644,473
Target Corp.
6.000%, 1/15/18	1,550,000	1,709,891
2.300%, 6/26/19	1,500,000	1,531,745
3.875%, 7/15/20	1,000,000	1,086,768

		13,042,443

Specialty Retail (0.3%)
Advance Auto Parts, Inc.
4.500%, 1/15/22	160,000	168,922
4.500%, 12/1/23	1,000,000	1,050,594
AutoNation, Inc.
3.350%, 1/15/21	375,000	379,013
4.500%, 10/1/25	215,000	219,123
AutoZone, Inc.
4.000%, 11/15/20	1,956,000	2,077,532
2.500%, 4/15/21	100,000	98,984
3.700%, 4/15/22	350,000	359,656
3.250%, 4/15/25	333,000	326,571
Bed Bath & Beyond, Inc.
3.749%, 8/1/24	350,000	349,650
Gap, Inc.
5.950%, 4/12/21	1,094,000	1,194,042
Home Depot, Inc.
2.250%, 9/10/18	742,000	761,117
2.000%, 6/15/19	1,000,000	1,009,579
4.400%, 4/1/21	650,000	714,274
2.625%, 6/1/22	1,750,000	1,749,572
2.700%, 4/1/23	800,000	794,973
3.750%, 2/15/24	1,000,000	1,056,819
3.350%, 9/15/25	490,000	496,360
Lowe’s Cos., Inc.
5.400%, 10/15/16	94,000	98,437
1.625%, 4/15/17	250,000	252,200
4.625%, 4/15/20	1,089,000	1,198,460
3.120%, 4/15/22	750,000	763,869
3.875%, 9/15/23	1,000,000	1,057,589
3.125%, 9/15/24	500,000	499,206
3.375%, 9/15/25	510,000	513,666
O’Reilly Automotive, Inc.
4.875%, 1/14/21	285,000	314,181
4.625%, 9/15/21	300,000	325,096
3.800%, 9/1/22	300,000	309,041
3.850%, 6/15/23	250,000	256,054

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Ross Stores, Inc.
3.375%, 9/15/24	$300,000	$296,277
Signet UK Finance plc
4.700%, 6/15/24	500,000	510,425
Staples, Inc.
2.750%, 1/12/18	1,000,000	1,006,577
4.375%, 1/12/23	100,000	98,648
TJX Cos., Inc.
6.950%, 4/15/19	385,000	449,401
2.750%, 6/15/21	750,000	769,522
2.500%, 5/15/23	450,000	433,540

		21,958,970

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
6.125%, 12/1/17	100,000	109,323
Coach, Inc.
4.250%, 4/1/25	500,000	481,527
NIKE, Inc.
2.250%, 5/1/23	450,000	434,619
Ralph Lauren Corp.
2.125%, 9/26/18	300,000	303,438
2.625%, 8/18/20	400,000	402,386

		1,731,293

Total Consumer Discretionary		171,533,012

Consumer Staples (2.2%)
Beverages (0.7%)
Anheuser-Busch Cos. LLC
5.050%, 10/15/16	1,000,000	1,042,537
5.000%, 3/1/19	62,000	67,713
Anheuser-Busch InBev Finance, Inc.
1.125%, 1/27/17	850,000	851,901
1.250%, 1/17/18	500,000	495,614
2.625%, 1/17/23	2,356,000	2,238,648
3.700%, 2/1/24	2,500,000	2,532,841
Anheuser-Busch InBev Worldwide, Inc.
1.375%, 7/15/17	1,414,000	1,412,139
7.750%, 1/15/19	3,300,000	3,879,627
5.375%, 1/15/20	2,181,000	2,435,881
4.375%, 2/15/21	1,158,000	1,260,960
2.500%, 7/15/22	1,300,000	1,242,777
Beam Suntory, Inc.
1.750%, 6/15/18	500,000	497,880
3.250%, 5/15/22	250,000	245,934
3.250%, 6/15/23	500,000	493,784
Bottling Group LLC
5.125%, 1/15/19	846,000	934,471
Brown-Forman Corp.
1.000%, 1/15/18	500,000	488,553
Coca-Cola Co.
0.750%, 11/1/16	667,000	667,371
1.650%, 3/14/18	1,800,000	1,820,908
1.150%, 4/1/18	500,000	499,789
2.450%, 11/1/20	1,000,000	1,016,535
3.150%, 11/15/20	2,401,000	2,515,491
3.300%, 9/1/21	1,000,000	1,046,056
2.500%, 4/1/23	1,000,000	979,893
3.200%, 11/1/23	2,650,000	2,717,990
Coca-Cola Enterprises, Inc.
3.500%, 9/15/20	150,000	157,475
3.250%, 8/19/21	350,000	361,078
Coca-Cola Femsa S.A.B. de C.V.
2.375%, 11/26/18	1,450,000	1,467,661
3.875%, 11/26/23	500,000	515,275
Diageo Capital plc
5.750%, 10/23/17	1,700,000	1,846,288
1.125%, 4/29/18	1,250,000	1,236,173
2.625%, 4/29/23	1,500,000	1,450,508
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	985,930
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	300,000	303,625
3.200%, 11/15/21	300,000	307,824
Fomento Economico Mexicano S.A.B. de C.V.
2.875%, 5/10/23	150,000	139,626
Molson Coors Brewing Co.
3.500%, 5/1/22	500,000	495,123
PepsiCo, Inc.
0.950%, 2/22/17	1,036,000	1,038,193
1.125%, 7/17/17	750,000	752,615
1.250%, 8/13/17	1,900,000	1,910,929
5.000%, 6/1/18	156,000	170,898
7.900%, 11/1/18	1,297,000	1,532,491
2.250%, 1/7/19	1,000,000	1,021,014
4.500%, 1/15/20	2,700,000	2,978,364
3.125%, 11/1/20	250,000	261,200
2.750%, 3/5/22	1,750,000	1,756,607
3.100%, 7/17/22	750,000	767,170
2.750%, 3/1/23	1,000,000	990,627
3.600%, 3/1/24	1,000,000	1,039,787
3.500%, 7/17/25	750,000	769,134

		55,640,908

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	1,730,000	1,845,073
1.125%, 12/15/17	1,000,000	998,529
1.700%, 12/15/19	1,000,000	995,190
CVS Health Corp.
5.750%, 6/1/17	1,545,000	1,657,362
1.900%, 7/20/18	1,000,000	1,006,902
2.250%, 12/5/18	694,000	704,633
2.250%, 8/12/19	1,500,000	1,516,711
4.750%, 5/18/20	304,000	331,934
2.800%, 7/20/20	2,000,000	2,030,044
3.500%, 7/20/22	1,650,000	1,704,473
2.750%, 12/1/22	2,000,000	1,964,690
4.000%, 12/5/23	1,100,000	1,165,604
3.875%, 7/20/25	2,400,000	2,467,108
Kroger Co.
6.400%, 8/15/17	100,000	108,644
6.150%, 1/15/20	1,602,000	1,831,164
3.300%, 1/15/21	100,000	102,698
2.950%, 11/1/21	960,000	961,461
3.400%, 4/15/22	350,000	357,452
3.850%, 8/1/23	1,250,000	1,292,769
4.000%, 2/1/24	190,000	197,758
Sysco Corp.
5.250%, 2/12/18	1,139,000	1,233,425
2.600%, 10/1/20	500,000	499,534
Walgreens Boots Alliance, Inc.
1.750%, 11/17/17	1,000,000	1,003,870
5.250%, 1/15/19	162,000	178,137
2.700%, 11/18/19	1,000,000	1,019,949
3.300%, 11/18/21	940,000	954,973
3.100%, 9/15/22	1,281,000	1,261,428
3.800%, 11/18/24	2,000,000	1,990,190
Wal-Mart Stores, Inc.
1.000%, 4/21/17	1,000,000	1,003,104
5.800%, 2/15/18	596,000	662,975
1.125%, 4/11/18	1,625,000	1,622,064
4.125%, 2/1/19	1,750,000	1,895,452
3.625%, 7/8/20	187,000	201,303
3.250%, 10/25/20	3,037,000	3,212,268

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
2.550%, 4/11/23	$1,650,000	$1,625,877
3.300%, 4/22/24	2,000,000	2,063,013

		43,667,761

Food Products (0.5%)
Archer-Daniels-Midland Co.
5.450%, 3/15/18	1,038,000	1,135,261
4.479%, 3/1/21	250,000	275,889
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	565,000	676,829
Campbell Soup Co.
3.050%, 7/15/17	269,000	276,795
4.500%, 2/15/19	521,000	567,191
4.250%, 4/15/21	100,000	108,195
2.500%, 8/2/22	363,000	349,786
3.300%, 3/19/25	450,000	444,326
ConAgra Foods, Inc.
1.900%, 1/25/18	1,375,000	1,363,616
7.000%, 4/15/19	1,150,000	1,313,723
3.200%, 1/25/23	2,306,000	2,212,894
General Mills, Inc.
5.650%, 2/15/19	1,202,000	1,339,472
2.200%, 10/21/19	1,000,000	1,001,857
3.150%, 12/15/21	2,000,000	2,036,564
Hershey Co.
1.500%, 11/1/16	280,000	282,050
1.600%, 8/21/18	160,000	161,274
4.125%, 12/1/20	500,000	548,266
2.625%, 5/1/23	250,000	244,972
3.200%, 8/21/25	300,000	305,289
Hormel Foods Corp.
4.125%, 4/15/21	350,000	388,850
Ingredion, Inc.
1.800%, 9/25/17	250,000	249,649
4.625%, 11/1/20	269,000	288,949
J.M. Smucker Co.
3.500%, 10/15/21	750,000	769,525
Kellogg Co.
1.750%, 5/17/17	1,000,000	1,004,904
3.250%, 5/21/18	290,000	300,700
4.150%, 11/15/19	500,000	536,415
4.000%, 12/15/20	542,000	579,054
3.125%, 5/17/22	500,000	506,483
Kraft Foods Group, Inc.
2.250%, 6/5/17	1,000,000	1,010,923
6.125%, 8/23/18	1,250,000	1,394,327
5.375%, 2/10/20	1,163,000	1,303,347
3.500%, 6/6/22	1,700,000	1,743,051
Kraft Heinz Foods Co.
1.600%, 6/30/17§	510,000	510,247
2.000%, 7/2/18§	415,000	415,419
2.800%, 7/2/20§	900,000	905,787
3.500%, 7/15/22§	900,000	918,685
3.950%, 7/15/25§	1,100,000	1,124,010
McCormick & Co., Inc.
3.900%, 7/15/21	250,000	268,382
3.500%, 9/1/23	357,000	375,927
Mead Johnson Nutrition Co.
4.900%, 11/1/19	804,000	877,669
Mondelez International, Inc.
6.125%, 2/1/18	1,866,000	2,053,953
4.000%, 2/1/24	2,150,000	2,229,885
Tyson Foods, Inc.
2.650%, 8/15/19	2,750,000	2,761,228
4.500%, 6/15/22	1,375,000	1,463,124
Unilever Capital Corp.
0.850%, 8/2/17	1,500,000	1,497,937
4.800%, 2/15/19	1,296,000	1,425,433
2.200%, 3/6/19	500,000	509,806
2.100%, 7/30/20	400,000	401,597
4.250%, 2/10/21	350,000	387,238
3.100%, 7/30/25	300,000	303,387

		43,150,140

Household Products (0.2%)
Church & Dwight Co., Inc.
2.450%, 12/15/19	500,000	505,000
Clorox Co.
3.800%, 11/15/21	500,000	529,341
3.050%, 9/15/22	610,000	603,271
3.500%, 12/15/24	500,000	501,499
Colgate-Palmolive Co.
1.500%, 11/1/18	500,000	502,955
2.300%, 5/3/22	1,000,000	995,110
2.100%, 5/1/23	1,000,000	963,614
3.250%, 3/15/24	500,000	519,287
Kimberly-Clark Corp.
6.125%, 8/1/17	1,858,000	2,022,254
7.500%, 11/1/18	800,000	940,612
1.900%, 5/22/19	500,000	502,597
2.150%, 8/15/20	300,000	300,800
3.875%, 3/1/21	100,000	108,313
2.650%, 3/1/25	200,000	195,399
3.050%, 8/15/25	300,000	299,784
Procter & Gamble Co.
1.600%, 11/15/18	900,000	908,255
4.700%, 2/15/19	2,465,000	2,722,733
3.100%, 8/15/23	2,625,000	2,696,981

		15,817,805

Tobacco (0.3%)
Altria Group, Inc.
9.700%, 11/10/18	913,000	1,120,394
9.250%, 8/6/19	2,437,000	3,037,624
2.625%, 1/14/20	1,500,000	1,515,886
4.750%, 5/5/21	950,000	1,036,176
2.850%, 8/9/22	1,700,000	1,657,317
2.950%, 5/2/23	156,000	151,380
Philip Morris International, Inc.
1.625%, 3/20/17	250,000	252,360
1.250%, 8/11/17	250,000	250,903
1.125%, 8/21/17	1,000,000	999,991
1.250%, 11/9/17	160,000	160,069
5.650%, 5/16/18	2,689,000	2,976,568
1.875%, 1/15/19	600,000	603,300
4.500%, 3/26/20	1,000,000	1,094,464
4.125%, 5/17/21	300,000	322,075
2.500%, 8/22/22	1,000,000	973,541
2.625%, 3/6/23	1,150,000	1,121,623
3.600%, 11/15/23	600,000	621,778
3.250%, 11/10/24	500,000	499,153
3.375%, 8/11/25	250,000	249,994
Reynolds American, Inc.
6.750%, 6/15/17	900,000	974,675
2.300%, 6/12/18	190,000	192,102
8.125%, 6/23/19§	572,000	673,305
6.875%, 5/1/20§	1,266,000	1,474,178
3.250%, 6/12/20	300,000	308,488
4.000%, 6/12/22	600,000	627,251
3.250%, 11/1/22	694,000	687,280
3.750%, 5/20/23§	500,000	501,869
4.850%, 9/15/23	1,500,000	1,604,818

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
4.450%, 6/12/25	$535,000	$559,835

		26,248,397

Total Consumer Staples		184,525,011

Energy (3.2%)
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.
3.200%, 8/15/21	1,000,000	1,007,304
Cameron International Corp.
1.150%, 12/15/16	468,000	465,026
6.375%, 7/15/18	300,000	329,315
4.500%, 6/1/21	350,000	372,552
4.000%, 12/15/23	750,000	764,298
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	915,000	985,569
Ensco plc
4.700%, 3/15/21	2,166,000	1,816,521
5.200%, 3/15/25	1,150,000	873,844
FMC Technologies, Inc.
2.000%, 10/1/17	250,000	247,863
3.450%, 10/1/22	400,000	372,137
Halliburton Co.
2.000%, 8/1/18	250,000	250,033
6.150%, 9/15/19	1,723,000	1,948,390
3.250%, 11/15/21	350,000	357,366
3.500%, 8/1/23	800,000	794,684
Nabors Industries, Inc.
6.150%, 2/15/18	800,000	844,092
9.250%, 1/15/19	1,300,000	1,447,586
5.000%, 9/15/20	700,000	679,199
4.625%, 9/15/21	156,000	142,440
National Oilwell Varco, Inc.
1.350%, 12/1/17	500,000	495,291
2.600%, 12/1/22	687,000	638,371
Oceaneering International, Inc.
4.650%, 11/15/24	500,000	476,453
Pride International, Inc.
8.500%, 6/15/19	125,000	130,575
Rowan Cos., Inc.
7.875%, 8/1/19	345,000	351,676
4.875%, 6/1/22	47,000	34,936
4.750%, 1/15/24	1,000,000	732,786
SESI LLC
7.125%, 12/15/21	600,000	591,996
Weatherford International Ltd.
6.000%, 3/15/18	408,000	411,919
9.625%, 3/1/19	1,559,000	1,670,327
5.125%, 9/15/20	1,000,000	888,547
4.500%, 4/15/22	250,000	204,019
Western Atlas, Inc.
6.000%, 6/1/18	200,000	220,715

		20,545,830

Oil, Gas & Consumable Fuels (3.0%)
Anadarko Petroleum Corp.
6.375%, 9/15/17	1,500,000	1,620,030
8.700%, 3/15/19	927,000	1,093,225
3.450%, 7/15/24	800,000	777,068
ANR Pipeline Co.
9.625%, 11/1/21	500,000	658,681
Apache Corp.
3.625%, 2/1/21	1,000,000	1,030,491
3.250%, 4/15/22	362,000	354,710
Boardwalk Pipelines LP
5.750%, 9/15/19	739,000	772,997
4.950%, 12/15/24	500,000	465,345
BP Capital Markets plc
1.375%, 11/6/17	750,000	747,166
1.674%, 2/13/18	500,000	500,486
1.375%, 5/10/18	2,519,000	2,497,971
2.241%, 9/26/18	1,500,000	1,518,401
4.750%, 3/10/19	1,121,000	1,221,610
2.237%, 5/10/19	100,000	100,692
2.521%, 1/15/20	880,000	890,925
2.315%, 2/13/20	1,000,000	1,003,371
4.500%, 10/1/20	1,637,000	1,800,974
4.742%, 3/11/21	1,000,000	1,106,094
3.561%, 11/1/21	1,500,000	1,560,289
3.245%, 5/6/22	1,375,000	1,384,070
2.500%, 11/6/22	1,500,000	1,428,014
2.750%, 5/10/23	1,000,000	955,507
3.994%, 9/26/23	500,000	517,585
3.814%, 2/10/24	1,150,000	1,173,851
3.535%, 11/4/24	1,150,000	1,140,717
Buckeye Partners LP
5.500%, 8/15/19	479,000	500,353
4.875%, 2/1/21	1,420,000	1,441,601
Canadian Natural Resources Ltd.
5.700%, 5/15/17	2,095,000	2,215,210
1.750%, 1/15/18	875,000	861,353
5.900%, 2/1/18	100,000	107,352
3.800%, 4/15/24	64,000	58,868
Cenovus Energy, Inc.
5.700%, 10/15/19	1,673,000	1,810,085
3.800%, 9/15/23	500,000	469,631
Chevron Corp.
1.104%, 12/5/17	1,500,000	1,492,388
1.365%, 3/2/18	1,500,000	1,498,832
1.718%, 6/24/18	2,000,000	2,013,409
4.950%, 3/3/19	1,346,000	1,489,085
2.193%, 11/15/19	715,000	721,019
1.961%, 3/3/20	1,500,000	1,493,555
2.427%, 6/24/20	2,250,000	2,276,230
2.411%, 3/3/22	500,000	488,708
2.355%, 12/5/22	1,800,000	1,733,896
3.191%, 6/24/23	1,425,000	1,442,562
CNOOC Finance 2013 Ltd.
1.750%, 5/9/18	254,000	251,732
3.000%, 5/9/23	2,450,000	2,297,977
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	1,600,000	1,525,296
CNOOC Finance Australia Pty Ltd.
2.625%, 5/5/20	1,000,000	986,490
CNOOC Nexen Finance 2014 ULC
1.625%, 4/30/17	2,000,000	1,996,023
4.250%, 4/30/24	1,100,000	1,108,486
Columbia Pipeline Group, Inc.
2.450%, 6/1/18§	175,000	175,858
3.300%, 6/1/20§	250,000	250,161
4.500%, 6/1/25§	400,000	386,352
ConocoPhillips Co.
1.050%, 12/15/17	1,750,000	1,735,574
5.750%, 2/1/19	2,166,000	2,433,158
6.000%, 1/15/20	1,000,000	1,147,462
2.200%, 5/15/20	430,000	423,652
2.400%, 12/15/22	1,806,000	1,695,101
3.350%, 11/15/24	250,000	244,356
3.350%, 5/15/25	715,000	704,431
Continental Resources, Inc.
4.500%, 4/15/23	3,650,000	3,121,447
3.800%, 6/1/24	685,000	554,700
Devon Energy Corp.
2.250%, 12/15/18	250,000	248,659

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
6.300%, 1/15/19	$1,000,000	$1,119,773
4.000%, 7/15/21	837,000	855,305
3.250%, 5/15/22	750,000	716,060
Ecopetrol S.A.
4.250%, 9/18/18	1,000,000	1,016,250
7.625%, 7/23/19	1,859,000	2,039,695
4.125%, 1/16/25	1,000,000	832,500
El Paso Natural Gas Co. LLC
5.950%, 4/15/17	500,000	527,628
Enable Midstream Partners LP
2.400%, 5/15/19§	750,000	709,280
3.900%, 5/15/24§	750,000	656,169
Enbridge Energy Partners LP
9.875%, 3/1/19	500,000	598,121
5.200%, 3/15/20	1,081,000	1,143,211
4.200%, 9/15/21	500,000	506,095
Enbridge, Inc.
5.600%, 4/1/17	200,000	209,812
3.500%, 6/10/24	1,000,000	908,215
EnCana Corp.
6.500%, 5/15/19	618,000	675,099
Energy Transfer Partners LP
2.500%, 6/15/18	675,000	667,798
6.700%, 7/1/18	844,000	921,078
9.700%, 3/15/19	346,000	413,313
9.000%, 4/15/19	1,000,000	1,179,778
4.150%, 10/1/20	800,000	809,131
4.650%, 6/1/21	1,500,000	1,501,143
5.200%, 2/1/22	1,000,000	999,269
3.600%, 2/1/23	1,150,000	1,041,644
4.050%, 3/15/25	2,000,000	1,758,654
4.750%, 1/15/26	1,250,000	1,150,120
EnLink Midstream Partners LP
4.400%, 4/1/24	1,000,000	946,241
Enterprise Products Operating LLC
6.300%, 9/15/17	100,000	108,539
6.650%, 4/15/18	2,000,000	2,220,331
2.550%, 10/15/19	750,000	749,697
5.250%, 1/31/20	200,000	220,050
5.200%, 9/1/20	1,500,000	1,653,141
4.050%, 2/15/22	500,000	510,739
3.350%, 3/15/23	1,356,000	1,307,813
3.750%, 2/15/25	1,415,000	1,350,603
EOG Resources, Inc.
5.625%, 6/1/19	1,094,000	1,227,965
4.100%, 2/1/21	1,625,000	1,748,826
3.150%, 4/1/25	2,000,000	1,934,212
EQT Corp.
6.500%, 4/1/18	500,000	539,182
8.125%, 6/1/19	1,027,000	1,201,511
4.875%, 11/15/21	156,000	160,735
EQT Midstream Partners LP
4.000%, 8/1/24	415,000	366,238
Exxon Mobil Corp.
0.921%, 3/15/17	3,150,000	3,153,453
1.305%, 3/6/18	250,000	250,358
1.819%, 3/15/19	1,500,000	1,514,683
1.912%, 3/6/20	1,000,000	1,002,686
2.397%, 3/6/22	250,000	247,531
3.176%, 3/15/24	2,000,000	2,051,106
2.709%, 3/6/25	1,000,000	979,291
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.500%, 11/15/20	163,000	146,980
Gulf South Pipeline Co. LP
4.000%, 6/15/22	750,000	731,120
Helmerich & Payne International Drilling Co.
4.650%, 3/15/25	300,000	304,560
Hess Corp.
1.300%, 6/15/17	200,000	198,188
8.125%, 2/15/19	1,140,000	1,326,127
Husky Energy, Inc.
7.250%, 12/15/19	295,000	336,094
3.950%, 4/15/22	2,000,000	1,925,431
4.000%, 4/15/24	125,000	117,661
Kinder Morgan Energy Partners LP
6.000%, 2/1/17	685,000	716,493
2.650%, 2/1/19	500,000	489,584
9.000%, 2/1/19	793,000	931,654
6.850%, 2/15/20	1,061,000	1,181,590
6.500%, 4/1/20	375,000	414,725
5.300%, 9/15/20	202,000	213,789
3.500%, 3/1/21	2,040,000	1,938,429
5.800%, 3/1/21	1,000,000	1,059,324
4.150%, 3/1/22	500,000	477,052
3.950%, 9/1/22	3,750,000	3,514,817
3.450%, 2/15/23	500,000	445,471
3.500%, 9/1/23	100,000	87,731
4.250%, 9/1/24	750,000	680,042
Kinder Morgan, Inc.
2.000%, 12/1/17	1,110,000	1,094,396
Magellan Midstream Partners LP
6.550%, 7/15/19	287,000	325,386
4.250%, 2/1/21	624,000	647,930
3.200%, 3/15/25	750,000	690,643
Marathon Oil Corp.
6.000%, 10/1/17	500,000	536,541
5.900%, 3/15/18	283,000	307,225
2.700%, 6/1/20	750,000	725,393
2.800%, 11/1/22	875,000	773,839
3.850%, 6/1/25	750,000	661,122
Marathon Petroleum Corp.
5.125%, 3/1/21	391,000	428,180
MPLX LP
4.000%, 2/15/25	300,000	275,287
Murphy Oil Corp.
3.700%, 12/1/22	1,125,000	952,980
Nexen Energy ULC
6.200%, 7/30/19	500,000	557,853
Noble Energy, Inc.
8.250%, 3/1/19	998,000	1,165,372
4.150%, 12/15/21	156,000	156,701
3.900%, 11/15/24	1,500,000	1,394,902
Noble Holding International Ltd.
2.500%, 3/15/17	400,000	371,760
4.900%, 8/1/20	677,000	560,992
4.625%, 3/1/21	1,125,000	866,462
Occidental Petroleum Corp.
1.750%, 2/15/17	400,000	403,195
1.500%, 2/15/18	500,000	498,820
4.100%, 2/1/21	1,950,000	2,092,277
3.125%, 2/15/22	1,500,000	1,513,524
2.700%, 2/15/23	1,156,000	1,125,676
ONEOK Partners LP
3.200%, 9/15/18	1,500,000	1,502,622
8.625%, 3/1/19	1,602,000	1,876,946
3.375%, 10/1/22	150,000	133,330
5.000%, 9/15/23	1,000,000	967,857
Petroleos Mexicanos
5.750%, 3/1/18	1,286,000	1,358,144
3.500%, 7/18/18	1,000,000	1,011,000
3.125%, 1/23/19	1,500,000	1,463,625
8.000%, 5/3/19	1,900,000	2,150,610

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 3/5/20	$3,323,000	$3,558,601
3.500%, 7/23/20§	2,000,000	1,935,900
4.875%, 1/24/22	1,500,000	1,485,000
3.500%, 1/30/23	2,381,000	2,148,852
4.875%, 1/18/24	2,000,000	1,927,000
2.378%, 4/15/25	1,080,000	1,096,870
2.460%, 12/15/25	1,000,000	1,015,787
Phillips 66
2.950%, 5/1/17	1,794,000	1,834,876
4.300%, 4/1/22	2,250,000	2,357,453
Phillips 66 Partners LP
3.605%, 2/15/25	1,000,000	911,551
Pioneer Natural Resources Co.
6.650%, 3/15/17	1,500,000	1,585,353
7.500%, 1/15/20	250,000	284,376
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	477,000	522,178
8.750%, 5/1/19	404,000	478,591
2.600%, 12/15/19	1,575,000	1,540,153
5.000%, 2/1/21	1,000,000	1,069,712
3.850%, 10/15/23	250,000	241,705
3.600%, 11/1/24	1,250,000	1,169,914
Southwestern Energy Co.
4.100%, 3/15/22	1,667,000	1,512,679
Spectra Energy Capital LLC
6.200%, 4/15/18	984,000	1,068,903
8.000%, 10/1/19	345,000	399,313
3.300%, 3/15/23	500,000	447,753
Spectra Energy Partners LP
2.950%, 9/25/18	1,400,000	1,410,637
3.500%, 3/15/25	1,000,000	934,382
Statoil ASA
3.125%, 8/17/17	1,062,000	1,096,610
1.250%, 11/9/17	1,000,000	995,480
1.150%, 5/15/18	1,500,000	1,477,075
5.250%, 4/15/19	1,406,000	1,559,058
2.250%, 11/8/19	1,000,000	1,003,872
2.900%, 11/8/20	1,170,000	1,197,980
2.750%, 11/10/21	1,000,000	1,007,593
3.150%, 1/23/22	1,000,000	1,015,626
2.450%, 1/17/23	500,000	476,467
2.650%, 1/15/24	500,000	474,664
3.700%, 3/1/24	2,000,000	2,049,465
3.250%, 11/10/24	600,000	592,925
Suncor Energy, Inc.
6.100%, 6/1/18	1,925,000	2,117,224
Sunoco Logistics Partners Operations LP
3.450%, 1/15/23	750,000	655,223
4.250%, 4/1/24	1,000,000	908,444
Talisman Energy, Inc.
7.750%, 6/1/19	1,412,000	1,579,113
TC PipeLines LP
4.375%, 3/13/25	1,000,000	942,045
Tennessee Gas Pipeline Co. LLC
7.500%, 4/1/17	550,000	589,388
Total Capital Canada Ltd.
1.450%, 1/15/18	1,150,000	1,150,960
2.750%, 7/15/23	1,000,000	972,642
Total Capital International S.A.
1.000%, 1/10/17	650,000	649,911
1.550%, 6/28/17	1,000,000	1,007,229
2.125%, 1/10/19	1,000,000	1,012,771
2.100%, 6/19/19	1,000,000	1,009,864
2.875%, 2/17/22	250,000	249,200
2.700%, 1/25/23	1,187,000	1,150,002
3.750%, 4/10/24	2,000,000	2,046,812
Total Capital S.A.
2.125%, 8/10/18	1,000,000	1,015,797
4.450%, 6/24/20	825,000	909,446
4.125%, 1/28/21	1,100,000	1,192,490
4.250%, 12/15/21	500,000	539,627
TransCanada PipeLines Ltd.
1.875%, 1/12/18	1,000,000	1,003,429
7.125%, 1/15/19	1,293,000	1,491,685
3.800%, 10/1/20	1,298,000	1,367,501
2.500%, 8/1/22	850,000	791,111
6.350%, 5/15/67(l)	1,371,000	1,144,785
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18	100,000	106,980
Valero Energy Corp.
6.125%, 6/15/17	500,000	534,633
9.375%, 3/15/19	554,000	673,244
6.125%, 2/1/20	1,154,000	1,304,541
3.650%, 3/15/25	600,000	575,554
Western Gas Partners LP
4.000%, 7/1/22	500,000	487,325
3.950%, 6/1/25	1,400,000	1,294,941
Williams Cos., Inc.
3.700%, 1/15/23	500,000	387,783
4.550%, 6/24/24	2,250,000	1,752,497
Williams Partners LP
5.250%, 3/15/20	1,640,000	1,756,217
4.125%, 11/15/20	250,000	255,175
4.000%, 11/15/21	750,000	719,247
3.600%, 3/15/22	2,000,000	1,842,793
3.350%, 8/15/22	1,200,000	1,104,172
4.500%, 11/15/23	1,000,000	936,780
4.300%, 3/4/24	4,000,000	3,720,468
4.000%, 9/15/25	2,500,000	2,135,345
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	329,000	350,443
XTO Energy, Inc.
6.250%, 8/1/17	1,150,000	1,244,853

		254,512,890

Total Energy		275,058,720

Financials (13.8%)
Banks (6.7%)
Agricultural Bank Of China Ltd./New York
2.000%, 5/21/18	397,000	396,251
2.750%, 5/21/20	500,000	500,753
American Express Bank FSB
6.000%, 9/13/17	500,000	541,435
Associated Banc-Corp.
2.750%, 11/15/19	550,000	555,457
Australia & New Zealand Banking Group Ltd./New York
1.250%, 1/10/17	1,250,000	1,253,294
1.250%, 6/13/17	1,500,000	1,497,916
1.875%, 10/6/17	500,000	503,499
1.500%, 1/16/18	1,100,000	1,096,714
1.450%, 5/15/18	750,000	744,670
Banco do Brasil S.A./Cayman Islands
3.875%, 10/10/22	2,200,000	1,705,000
Bancolombia S.A.
5.950%, 6/3/21	500,000	523,600
Bank of America Corp.
5.625%, 10/14/16	2,971,000	3,101,754
1.350%, 11/21/16	1,000,000	999,695
3.875%, 3/22/17	1,000,000	1,034,185
5.700%, 5/2/17	2,400,000	2,537,166
1.700%, 8/25/17	2,280,000	2,279,062
6.400%, 8/28/17	2,147,000	2,329,212

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 9/1/17	$5,060,000	$5,453,672
5.750%, 12/1/17	1,500,000	1,624,250
2.000%, 1/11/18	1,350,000	1,353,563
6.875%, 4/25/18	4,624,000	5,169,924
5.650%, 5/1/18	4,289,000	4,681,209
6.875%, 11/15/18	130,000	147,777
2.600%, 1/15/19	1,742,000	1,756,037
2.650%, 4/1/19	1,133,000	1,144,885
7.625%, 6/1/19	3,439,000	4,047,714
2.250%, 4/21/20	2,050,000	2,019,645
5.625%, 7/1/20	5,310,000	5,971,631
5.000%, 5/13/21	1,500,000	1,644,757
5.700%, 1/24/22	2,500,000	2,851,781
3.300%, 1/11/23	4,300,000	4,270,249
4.100%, 7/24/23	2,000,000	2,080,325
4.125%, 1/22/24	1,200,000	1,246,684
4.000%, 4/1/24	5,000,000	5,145,727
4.200%, 8/26/24	625,000	624,109
4.000%, 1/22/25	1,000,000	980,149
3.950%, 4/21/25	2,450,000	2,385,990
3.875%, 8/1/25	1,000,000	1,009,350
Bank of Montreal
2.500%, 1/11/17	1,000,000	1,017,959
1.300%, 7/14/17	1,250,000	1,254,111
1.400%, 9/11/17	1,700,000	1,706,548
1.450%, 4/9/18	1,000,000	996,242
2.550%, 11/6/22	1,300,000	1,259,138
Bank of Nova Scotia
1.100%, 12/13/16	950,000	950,611
1.250%, 4/11/17	1,250,000	1,250,862
1.300%, 7/21/17	1,000,000	998,728
1.450%, 4/25/18	1,150,000	1,144,186
1.700%, 6/11/18	1,500,000	1,500,124
2.050%, 6/5/19	1,000,000	1,003,842
4.375%, 1/13/21	1,150,000	1,255,321
2.800%, 7/21/21	1,000,000	1,010,179
Barclays Bank plc
2.500%, 2/20/19	2,000,000	2,033,561
5.125%, 1/8/20	1,200,000	1,336,404
5.140%, 10/14/20	2,269,000	2,494,392
3.750%, 5/15/24	1,250,000	1,262,748
Barclays plc
2.000%, 3/16/18	1,000,000	998,760
2.750%, 11/8/19	2,250,000	2,259,256
2.875%, 6/8/20	2,500,000	2,501,616
3.650%, 3/16/25	1,750,000	1,669,701
BB&T Corp.
4.900%, 6/30/17	693,000	734,295
1.600%, 8/15/17	1,200,000	1,205,888
2.050%, 6/19/18	850,000	856,709
2.250%, 2/1/19	600,000	606,118
6.850%, 4/30/19	100,000	116,244
5.250%, 11/1/19	460,000	506,594
2.625%, 6/29/20	1,350,000	1,367,259
3.950%, 3/22/22	250,000	260,481
BNP Paribas S.A.
1.375%, 3/17/17	4,000,000	3,998,274
2.375%, 9/14/17	1,000,000	1,013,431
2.700%, 8/20/18	2,000,000	2,044,226
2.400%, 12/12/18	100,000	101,274
2.450%, 3/17/19	1,700,000	1,722,439
5.000%, 1/15/21	2,569,000	2,878,999
3.250%, 3/3/23	650,000	652,416
4.250%, 10/15/24	1,000,000	988,684
Branch Banking & Trust Co.
1.450%, 10/3/16	1,000,000	1,004,383
1.050%, 12/1/16	250,000	249,964
1.000%, 4/3/17	2,000,000	1,994,061
2.300%, 10/15/18	1,000,000	1,013,326
3.625%, 9/16/25	750,000	748,490
3.800%, 10/30/26	300,000	303,997
Canadian Imperial Bank of Commerce
1.550%, 1/23/18	100,000	100,071
Capital One Bank USA N.A.
1.150%, 11/21/16	1,000,000	996,852
2.150%, 11/21/18	250,000	249,040
2.250%, 2/13/19	2,000,000	1,990,049
8.800%, 7/15/19	1,787,000	2,169,120
3.375%, 2/15/23	1,000,000	966,728
Capital One N.A./Virginia
1.500%, 9/5/17	3,000,000	2,977,660
1.500%, 3/22/18	1,000,000	986,598
2.350%, 8/17/18	500,000	500,700
2.950%, 7/23/21	1,000,000	987,704
Citigroup, Inc.
1.300%, 11/15/16	1,200,000	1,199,991
5.500%, 2/15/17	1,650,000	1,740,687
1.550%, 8/14/17	5,000,000	4,986,715
6.125%, 11/21/17	6,517,000	7,103,239
1.850%, 11/24/17	800,000	800,666
1.800%, 2/5/18	1,500,000	1,496,903
1.700%, 4/27/18	1,000,000	994,745
1.750%, 5/1/18	1,156,000	1,149,405
6.125%, 5/15/18	2,613,000	2,887,125
2.150%, 7/30/18	2,720,000	2,725,764
2.500%, 9/26/18	3,000,000	3,031,339
8.500%, 5/22/19	4,406,000	5,334,210
5.375%, 8/9/20	2,162,000	2,412,240
4.500%, 1/14/22	200,000	215,611
4.050%, 7/30/22	150,000	152,732
3.375%, 3/1/23	1,150,000	1,153,589
3.500%, 5/15/23	1,000,000	968,045
3.875%, 10/25/23	1,550,000	1,594,520
3.750%, 6/16/24	500,000	508,206
4.000%, 8/5/24	2,500,000	2,472,183
3.875%, 3/26/25	500,000	486,290
4.400%, 6/10/25	650,000	653,328
Citizens Bank N.A./Rhode Island
2.450%, 12/4/19	750,000	744,789
Citizens Financial Group, Inc.
4.350%, 8/1/25	750,000	756,219
Comerica Bank
5.750%, 11/21/16	250,000	262,342
2.500%, 6/2/20	1,250,000	1,260,084
4.000%, 7/27/25	250,000	254,087
Comerica, Inc.
2.125%, 5/23/19	400,000	397,760
Commonwealth Bank of Australia/New York
1.125%, 3/13/17	1,000,000	998,964
1.900%, 9/18/17	1,250,000	1,263,268
1.625%, 3/12/18	1,500,000	1,503,748
2.500%, 9/20/18	1,000,000	1,022,642
2.250%, 3/13/19	1,350,000	1,362,069
2.300%, 9/6/19	1,000,000	1,002,121
2.300%, 3/12/20	1,500,000	1,496,994
Compass Bank
1.850%, 9/29/17	500,000	498,745
6.400%, 10/1/17	300,000	324,543
3.875%, 4/10/25	1,000,000	930,127
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	1,350,000	1,387,652
1.700%, 3/19/18	1,000,000	1,004,084
2.250%, 1/14/19	3,000,000	3,032,862

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 1/14/20	$1,000,000	$997,645
4.500%, 1/11/21	1,500,000	1,647,225
3.875%, 2/8/22	2,812,000	2,959,079
3.950%, 11/9/22	1,000,000	997,710
3.375%, 5/21/25	1,000,000	980,726
4.375%, 8/4/25	500,000	501,192
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.625%, 12/1/23	1,000,000	1,029,520
Corpbanca S.A.
3.125%, 1/15/18	500,000	495,435
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20§	500,000	498,449
3.800%, 9/15/22§	2,500,000	2,497,927
3.750%, 3/26/25§	750,000	727,382
Discover Bank/Delaware
2.600%, 11/13/18	1,365,000	1,369,774
7.000%, 4/15/20	1,200,000	1,392,000
3.100%, 6/4/20	500,000	504,822
3.200%, 8/9/21	350,000	349,270
4.200%, 8/8/23	550,000	565,027
Fifth Third Bancorp
5.450%, 1/15/17	100,000	105,053
4.500%, 6/1/18	1,000,000	1,061,874
2.300%, 3/1/19	1,000,000	997,021
2.875%, 7/27/20	1,500,000	1,509,532
4.300%, 1/16/24	700,000	721,311
Fifth Third Bank/Ohio
1.150%, 11/18/16	1,000,000	1,000,901
1.450%, 2/28/18	300,000	297,540
2.150%, 8/20/18	1,000,000	1,006,940
2.375%, 4/25/19	1,000,000	1,005,960
First Republic Bank/California
2.375%, 6/17/19	500,000	501,594
Glitnir HF
0.000%, 10/15/08(h)§	4,650,000	1,371,750
HSBC Bank USA N.A.
6.000%, 8/9/17	750,000	808,830
HSBC Bank USA N.A./New York
4.875%, 8/24/20	1,000,000	1,100,740
HSBC Holdings plc
5.100%, 4/5/21	2,700,000	2,995,340
4.875%, 1/14/22	750,000	823,595
4.000%, 3/30/22	1,650,000	1,726,783
4.250%, 3/14/24	1,700,000	1,688,938
4.250%, 8/18/25	1,600,000	1,577,174
Huntington Bancshares, Inc./Ohio
2.600%, 8/2/18	750,000	758,696
7.000%, 12/15/20	80,000	94,176
Huntington National Bank
1.300%, 11/20/16	515,000	515,671
1.375%, 4/24/17	2,000,000	1,989,200
2.200%, 4/1/19	500,000	500,476
Industrial & Commercial Bank of China Ltd./New York
2.351%, 11/13/17	355,000	356,941
3.231%, 11/13/19	700,000	713,118
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18	1,505,000	1,550,575
3.875%, 1/15/19	2,400,000	2,487,884
5.250%, 1/12/24	1,500,000	1,599,829
JPMorgan Chase & Co.
1.350%, 2/15/17	3,300,000	3,304,222
2.000%, 8/15/17	1,750,000	1,763,647
6.000%, 1/15/18	4,043,000	4,423,004
1.800%, 1/25/18	1,000,000	1,000,934
1.625%, 5/15/18	2,156,000	2,141,488
2.350%, 1/28/19	5,000,000	5,036,137
6.300%, 4/23/19	7,707,000	8,742,391
4.950%, 3/25/20	500,000	551,353
2.750%, 6/23/20	1,250,000	1,258,467
4.400%, 7/22/20	3,230,000	3,486,876
4.250%, 10/15/20	874,000	937,379
4.625%, 5/10/21	2,000,000	2,178,147
4.350%, 8/15/21	300,000	321,878
4.500%, 1/24/22	2,000,000	2,146,537
3.250%, 9/23/22	2,849,000	2,848,632
3.200%, 1/25/23	4,369,000	4,325,041
3.375%, 5/1/23	2,075,000	2,023,083
3.875%, 2/1/24	5,000,000	5,155,541
3.625%, 5/13/24	3,000,000	3,034,322
KeyBank N.A./Ohio
1.100%, 11/25/16	269,000	268,884
1.650%, 2/1/18	2,000,000	1,998,053
1.700%, 6/1/18	250,000	248,698
2.250%, 3/16/20	750,000	744,706
3.300%, 6/1/25	250,000	247,027
KeyCorp
2.900%, 9/15/20	1,175,000	1,182,561
5.100%, 3/24/21	1,375,000	1,528,859
KfW
0.625%, 12/15/16	3,600,000	3,592,646
4.875%, 1/17/17	2,965,000	3,115,679
1.250%, 2/15/17	812,000	817,224
0.750%, 3/17/17	7,000,000	6,994,243
0.875%, 9/5/17	2,000,000	1,999,538
0.875%, 12/15/17	3,000,000	2,987,122
1.000%, 1/26/18	3,000,000	2,992,737
4.375%, 3/15/18	3,000,000	3,244,327
1.000%, 6/11/18	2,000,000	1,994,470
4.500%, 7/16/18	2,385,000	2,603,984
1.875%, 4/1/19	3,150,000	3,212,127
4.875%, 6/17/19	1,900,000	2,135,620
1.750%, 10/15/19	2,500,000	2,524,169
4.000%, 1/27/20	8,539,000	9,445,521
1.500%, 4/20/20	4,000,000	3,994,976
1.875%, 6/30/20	3,000,000	3,047,937
2.750%, 9/8/20	2,436,000	2,553,512
2.750%, 10/1/20	3,150,000	3,302,495
2.375%, 8/25/21	1,500,000	1,542,350
2.625%, 1/25/22	3,000,000	3,123,698
2.000%, 10/4/22	2,312,000	2,308,195
2.125%, 1/17/23	3,350,000	3,358,083
2.500%, 11/20/24	5,000,000	5,141,071
2.000%, 5/2/25	2,000,000	1,973,539
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	2,229,000	2,360,083
0.875%, 9/12/17	1,000,000	999,930
2.375%, 9/13/17	1,000,000	1,028,931
1.000%, 4/4/18	3,250,000	3,246,200
1.750%, 4/15/19	2,000,000	2,027,471
1.375%, 10/23/19	829,000	824,883
2.000%, 1/13/25	3,000,000	2,923,466
Lloyds Bank plc
4.200%, 3/28/17	1,500,000	1,560,962
1.750%, 3/16/18	1,000,000	998,726
1.750%, 5/14/18	500,000	498,907
2.000%, 8/17/18	1,000,000	1,002,263
2.300%, 11/27/18	1,200,000	1,210,814
2.350%, 9/5/19	1,000,000	1,003,324
2.400%, 3/17/20	750,000	752,140
2.700%, 8/17/20	1,000,000	1,012,205
6.375%, 1/21/21	1,000,000	1,192,121
3.500%, 5/14/25	750,000	739,650

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Manufacturers & Traders Trust Co.
6.625%, 12/4/17	$500,000	$552,731
1.450%, 3/7/18	1,000,000	994,495
2.300%, 1/30/19	800,000	806,254
2.250%, 7/25/19	1,100,000	1,103,567
2.900%, 2/6/25	1,500,000	1,436,228
MUFG Americas Holdings Corp.
1.625%, 2/9/18	250,000	249,173
2.250%, 2/10/20	250,000	248,997
3.500%, 6/18/22	2,200,000	2,245,087
3.000%, 2/10/25	100,000	95,445
MUFG Union Bank N.A.
2.625%, 9/26/18	1,000,000	1,015,782
National Australia Bank Ltd./New York
2.750%, 3/9/17	1,800,000	1,839,120
2.300%, 7/25/18	1,250,000	1,267,759
3.000%, 1/20/23	1,350,000	1,347,694
Oesterreichische Kontrollbank AG
0.750%, 12/15/16	1,000,000	1,000,888
5.000%, 4/25/17	1,346,000	1,434,247
0.750%, 5/19/17	1,000,000	999,248
1.125%, 5/29/18	2,000,000	1,999,865
1.625%, 3/12/19	1,000,000	1,011,433
2.375%, 10/1/21	1,500,000	1,539,237
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	298,904
PNC Bank N.A.
1.150%, 11/1/16	250,000	250,261
1.125%, 1/27/17	1,500,000	1,499,490
4.875%, 9/21/17	1,000,000	1,060,564
1.500%, 10/18/17	2,000,000	2,001,450
1.500%, 2/23/18	250,000	249,508
1.600%, 6/1/18	500,000	498,939
1.850%, 7/20/18	536,000	537,797
2.200%, 1/28/19	1,500,000	1,513,771
2.300%, 6/1/20	500,000	497,250
2.600%, 7/21/20	750,000	754,180
2.950%, 1/30/23	250,000	245,754
3.800%, 7/25/23	1,000,000	1,027,930
3.300%, 10/30/24	1,000,000	997,775
2.950%, 2/23/25	250,000	241,941
3.250%, 6/1/25	500,000	492,824
PNC Financial Services Group, Inc.
2.854%, 11/9/22(e)	2,000,000	1,967,712
3.900%, 4/29/24	500,000	501,587
PNC Funding Corp.
5.625%, 2/1/17	2,050,000	2,158,808
6.700%, 6/10/19	500,000	578,702
5.125%, 2/8/20	981,000	1,099,657
4.375%, 8/11/20	1,839,000	2,014,433
Regions Bank/Alabama
2.250%, 9/14/18	1,250,000	1,253,667
Regions Financial Corp.
2.000%, 5/15/18	650,000	648,711
Royal Bank of Canada
1.000%, 4/27/17	650,000	648,337
1.250%, 6/16/17	500,000	499,806
1.400%, 10/13/17	1,000,000	998,982
1.500%, 1/16/18	2,000,000	1,998,978
2.200%, 7/27/18	2,000,000	2,029,471
2.150%, 3/15/19	750,000	759,129
2.150%, 3/6/20	750,000	752,986
Royal Bank of Scotland Group plc
1.875%, 3/31/17	2,100,000	2,094,750
6.400%, 10/21/19	1,010,000	1,133,725
Royal Bank of Scotland plc
5.625%, 8/24/20	1,406,000	1,597,709
6.125%, 1/11/21	1,000,000	1,167,216
Santander Holdings USA, Inc./Pennsylvania
4.500%, 7/17/25	1,500,000	1,500,525
Societe Generale S.A.
2.750%, 10/12/17	750,000	764,409
2.625%, 10/1/18	1,000,000	1,016,875
Sumitomo Mitsui Banking Corp.
1.800%, 7/18/17	1,000,000	1,002,136
1.500%, 1/18/18	500,000	496,127
2.500%, 7/19/18	250,000	253,697
1.950%, 7/23/18	500,000	500,979
2.450%, 1/10/19	800,000	809,264
2.250%, 7/11/19	750,000	747,933
2.450%, 1/16/20	500,000	501,818
2.650%, 7/23/20	750,000	755,798
3.200%, 7/18/22	750,000	753,269
3.000%, 1/18/23	1,000,000	986,543
3.950%, 1/10/24	2,250,000	2,339,185
3.400%, 7/11/24	2,000,000	1,975,118
3.650%, 7/23/25	750,000	759,871
SunTrust Banks, Inc./Georgia
3.500%, 1/20/17	156,000	159,769
1.350%, 2/15/17	750,000	749,469
6.000%, 9/11/17	500,000	539,235
7.250%, 3/15/18	946,000	1,059,201
2.350%, 11/1/18	350,000	353,082
2.500%, 5/1/19	1,250,000	1,264,032
SVB Financial Group
5.375%, 9/15/20	160,000	178,005
Svenska Handelsbanken AB
1.625%, 3/21/18	1,000,000	1,000,043
2.500%, 1/25/19	3,000,000	3,055,486
Toronto-Dominion Bank
2.375%, 10/19/16	1,350,000	1,371,721
1.125%, 5/2/17	1,500,000	1,502,295
1.625%, 3/13/18	350,000	351,211
1.400%, 4/30/18	1,000,000	996,601
2.625%, 9/10/18	1,000,000	1,026,532
2.125%, 7/2/19	1,000,000	1,002,578
2.250%, 11/5/19	1,600,000	1,604,452
U.S. Bancorp
2.200%, 11/15/16	312,000	316,582
1.650%, 5/15/17	1,500,000	1,513,630
4.125%, 5/24/21	1,000,000	1,085,066
3.000%, 3/15/22	750,000	763,076
2.950%, 7/15/22	2,125,000	2,105,863
3.700%, 1/30/24	500,000	521,788
3.600%, 9/11/24	1,000,000	1,014,189
U.S. Bank N.A./Ohio
1.100%, 1/30/17	1,000,000	1,002,256
1.375%, 9/11/17	1,000,000	1,002,577
1.350%, 1/26/18	1,000,000	999,294
2.125%, 10/28/19	2,500,000	2,519,596
2.800%, 1/27/25	1,000,000	974,015
Wachovia Corp.
5.625%, 10/15/16	1,447,000	1,515,414
5.750%, 6/15/17	422,000	452,964
5.750%, 2/1/18	4,146,000	4,530,550
Wells Fargo & Co.
2.625%, 12/15/16	2,000,000	2,038,606
2.100%, 5/8/17	200,000	202,645
1.400%, 9/8/17	1,500,000	1,499,781
5.625%, 12/11/17	3,647,000	3,968,029
1.500%, 1/16/18	1,006,000	1,004,344
2.150%, 1/15/19	1,166,000	1,173,889

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
2.125%, 4/22/19	$5,000,000	$5,019,997
2.150%, 1/30/20	1,250,000	1,246,165
3.000%, 1/22/21	1,500,000	1,533,462
4.600%, 4/1/21	2,000,000	2,202,279
3.500%, 3/8/22	1,844,000	1,905,556
3.450%, 2/13/23	1,806,000	1,792,486
4.125%, 8/15/23	3,000,000	3,109,881
3.300%, 9/9/24	2,000,000	1,988,517
3.000%, 2/19/25	2,500,000	2,401,971
Wells Fargo Bank N.A.
6.000%, 11/15/17	500,000	545,630
Westpac Banking Corp.
1.200%, 5/19/17	788,000	787,933
2.000%, 8/14/17	1,700,000	1,716,800
1.500%, 12/1/17	3,000,000	2,996,893
1.600%, 1/12/18	500,000	500,215
1.550%, 5/25/18	450,000	448,535
4.625%, 6/1/18	62,000	65,992
2.250%, 1/17/19	600,000	607,176
4.875%, 11/19/19	1,800,000	1,993,623
2.300%, 5/26/20	1,000,000	1,002,499

		568,348,895

Capital Markets (2.2%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	355,956
Ameriprise Financial, Inc.
7.300%, 6/28/19	1,611,000	1,905,366
5.300%, 3/15/20	156,000	176,023
4.000%, 10/15/23	150,000	157,137
3.700%, 10/15/24	750,000	770,008
Apollo Investment Corp.
5.250%, 3/3/25	350,000	349,010
Ares Capital Corp.
4.875%, 11/30/18	500,000	520,968
3.875%, 1/15/20	300,000	307,853
Bank of New York Mellon Corp.
1.300%, 1/25/18	250,000	249,103
1.600%, 5/22/18	972,000	971,915
2.100%, 1/15/19	48,000	48,356
2.300%, 9/11/19	1,500,000	1,511,781
2.150%, 2/24/20	2,000,000	2,001,592
2.600%, 8/17/20	350,000	355,090
4.150%, 2/1/21	2,187,000	2,377,085
3.550%, 9/23/21	750,000	784,416
3.650%, 2/4/24	2,100,000	2,183,800
3.000%, 2/24/25	1,500,000	1,457,808
BGC Partners, Inc.
5.375%, 12/9/19	300,000	310,896
BlackRock, Inc.
5.000%, 12/10/19	1,473,000	1,645,650
4.250%, 5/24/21	1,000,000	1,100,458
3.375%, 6/1/22	500,000	514,490
3.500%, 3/18/24	1,400,000	1,435,629
Charles Schwab Corp.
4.450%, 7/22/20	850,000	935,029
3.225%, 9/1/22	1,197,000	1,219,481
3.000%, 3/10/25	150,000	146,908
Credit Suisse AG/New York
1.375%, 5/26/17	1,000,000	997,063
1.750%, 1/29/18	3,000,000	2,994,967
1.700%, 4/27/18	3,500,000	3,486,445
2.300%, 5/28/19	900,000	899,863
5.300%, 8/13/19	1,346,000	1,488,856
5.400%, 1/14/20	2,000,000	2,215,442
4.375%, 8/5/20	2,850,000	3,102,903
3.000%, 10/29/21	850,000	855,147
3.625%, 9/9/24	3,000,000	2,999,187
Deutsche Bank AG
2.950%, 8/20/20	750,000	753,249
Deutsche Bank AG/London
1.400%, 2/13/17	1,250,000	1,247,537
1.350%, 5/30/17	1,650,000	1,640,333
6.000%, 9/1/17	2,096,000	2,258,415
1.875%, 2/13/18	500,000	498,560
2.500%, 2/13/19	1,600,000	1,602,830
3.700%, 5/30/24	2,000,000	1,968,613
4.500%, 4/1/25	1,500,000	1,448,400
4.296%, 5/24/28(l)	1,700,000	1,634,040
Eaton Vance Corp.
6.500%, 10/2/17	60,000	65,378
3.625%, 6/15/23	500,000	507,276
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,201,293
FS Investment Corp.
4.000%, 7/15/19	400,000	401,734
4.750%, 5/15/22	500,000	495,678
Goldman Sachs Group, Inc.
5.750%, 10/1/16	375,000	392,224
5.625%, 1/15/17	2,543,000	2,671,455
6.250%, 9/1/17	2,219,000	2,407,898
5.950%, 1/18/18	6,451,000	7,035,078
2.375%, 1/22/18	750,000	758,022
6.150%, 4/1/18	1,318,000	1,451,368
2.900%, 7/19/18	3,000,000	3,073,950
7.500%, 2/15/19	2,999,000	3,502,720
2.550%, 10/23/19	1,000,000	1,005,588
5.375%, 3/15/20	3,650,000	4,074,045
2.600%, 4/23/20	3,000,000	2,997,255
6.000%, 6/15/20	1,428,000	1,637,514
2.750%, 9/15/20	350,000	351,152
5.250%, 7/27/21	1,905,000	2,126,051
5.750%, 1/24/22	4,400,000	5,034,937
3.625%, 1/22/23	2,244,000	2,276,341
4.000%, 3/3/24	3,045,000	3,128,078
3.850%, 7/8/24	2,000,000	2,028,962
3.500%, 1/23/25	3,250,000	3,193,697
3.750%, 5/22/25	2,400,000	2,397,167
Invesco Finance plc
3.125%, 11/30/22	1,000,000	1,003,173
Jefferies Group LLC
5.125%, 4/13/18	525,000	551,152
8.500%, 7/15/19	1,446,000	1,711,555
5.125%, 1/20/23	117,000	117,121
Lazard Group LLC
4.250%, 11/14/20	1,000,000	1,059,375
Legg Mason, Inc.
2.700%, 7/15/19	375,000	376,610
Mellon Funding Corp.
5.500%, 11/15/18	1,000,000	1,105,738
Morgan Stanley
5.750%, 10/18/16	1,500,000	1,571,106
4.750%, 3/22/17	656,000	687,043
5.550%, 4/27/17	7,250,000	7,693,755
6.625%, 4/1/18	2,848,000	3,179,441
2.125%, 4/25/18	4,504,000	4,525,991
2.500%, 1/24/19	2,000,000	2,027,226
7.300%, 5/13/19	2,718,000	3,174,426
2.375%, 7/23/19	3,000,000	2,997,419
5.625%, 9/23/19	2,039,000	2,279,727
5.500%, 1/26/20	250,000	279,472
2.650%, 1/27/20	3,000,000	3,018,071
5.500%, 7/24/20	1,522,000	1,708,891
5.750%, 1/25/21	4,112,000	4,685,323

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 7/28/21	$2,130,000	$2,407,893
4.875%, 11/1/22	312,000	330,304
3.750%, 2/25/23	3,394,000	3,466,528
4.100%, 5/22/23	2,000,000	2,029,665
3.875%, 4/29/24	4,000,000	4,087,618
3.700%, 10/23/24	2,000,000	2,008,112
4.000%, 7/23/25	505,000	514,463
Nomura Holdings, Inc.
2.750%, 3/19/19	1,000,000	1,013,400
6.700%, 3/4/20	959,000	1,119,187
Northern Trust Corp.
3.450%, 11/4/20	850,000	897,446
3.375%, 8/23/21	375,000	391,621
2.375%, 8/2/22	500,000	487,546
PennantPark Investment Corp.
4.500%, 10/1/19	400,000	402,258
Prospect Capital Corp.
5.000%, 7/15/19	350,000	362,292
Raymond James Financial, Inc.
8.600%, 8/15/19	439,000	528,154
Stifel Financial Corp.
4.250%, 7/18/24	600,000	598,318
TD Ameritrade Holding Corp.
5.600%, 12/1/19	100,000	113,665
2.950%, 4/1/22	250,000	249,666
3.625%, 4/1/25	1,000,000	1,019,857
UBS AG/Connecticut
1.375%, 8/14/17	3,395,000	3,383,171
5.875%, 12/20/17	2,275,000	2,474,626
1.800%, 3/26/18	2,000,000	1,998,580
5.750%, 4/25/18	3,000,000	3,279,729
2.375%, 8/14/19	500,000	500,713
2.350%, 3/26/20	750,000	750,323
4.875%, 8/4/20	1,812,000	2,022,113
Washington Prime Group LP
3.850%, 4/1/20§	250,000	254,185

		190,542,567

Consumer Finance (1.6%)
American Express Centurion Bank
6.000%, 9/13/17	1,250,000	1,353,586
American Express Co.
6.150%, 8/28/17	416,000	451,658
7.000%, 3/19/18	3,922,000	4,404,378
1.550%, 5/22/18	2,000,000	1,988,629
8.125%, 5/20/19	1,212,000	1,458,255
2.650%, 12/2/22	1,487,000	1,446,514
3.625%, 12/5/24	1,070,000	1,059,753
American Express Credit Corp.
2.375%, 3/24/17	2,000,000	2,030,543
1.800%, 7/31/18	500,000	499,381
2.125%, 3/18/19	750,000	752,747
2.250%, 8/15/19	2,500,000	2,510,961
2.375%, 5/26/20	1,750,000	1,748,611
American Honda Finance Corp.
0.950%, 5/5/17	1,500,000	1,496,035
1.200%, 7/14/17	2,150,000	2,149,531
1.550%, 12/11/17	800,000	803,775
1.600%, 7/13/18	1,000,000	998,422
2.125%, 10/10/18	1,000,000	1,010,569
Capital One Financial Corp.
6.750%, 9/15/17	1,546,000	1,688,478
4.750%, 7/15/21	500,000	545,388
3.750%, 4/24/24	1,000,000	996,426
Caterpillar Financial Services Corp.
1.750%, 3/24/17	500,000	505,429
1.250%, 8/18/17	1,500,000	1,501,821
1.250%, 11/6/17	250,000	249,780
1.300%, 3/1/18	1,000,000	997,684
5.450%, 4/15/18	1,000,000	1,099,716
1.700%, 6/16/18	400,000	402,224
7.150%, 2/15/19	2,520,000	2,959,979
2.100%, 6/9/19	700,000	701,838
2.000%, 3/5/20	1,500,000	1,488,331
2.850%, 6/1/22	500,000	498,917
2.625%, 3/1/23	1,000,000	967,477
3.300%, 6/9/24	700,000	699,566
Discover Financial Services
6.450%, 6/12/17	498,000	536,595
5.200%, 4/27/22	100,000	106,650
3.850%, 11/21/22	1,144,000	1,133,933
3.950%, 11/6/24	250,000	242,969
3.750%, 3/4/25	350,000	334,880
Ford Motor Credit Co. LLC
8.000%, 12/15/16	1,250,000	1,343,563
1.500%, 1/17/17	714,000	711,659
4.250%, 2/3/17	300,000	309,789
1.461%, 3/27/17	1,250,000	1,243,238
3.000%, 6/12/17	5,000,000	5,078,908
1.684%, 9/8/17	1,000,000	992,575
1.724%, 12/6/17	1,200,000	1,188,891
2.375%, 1/16/18	1,382,000	1,387,557
2.240%, 6/15/18	520,000	519,161
2.459%, 3/27/20	1,500,000	1,464,487
3.157%, 8/4/20	500,000	498,599
5.875%, 8/2/21	5,850,000	6,637,523
3.219%, 1/9/22	1,500,000	1,482,140
4.250%, 9/20/22	2,700,000	2,785,075
4.134%, 8/4/25	500,000	498,163
General Motors Financial Co., Inc.
4.750%, 8/15/17	2,000,000	2,088,400
2.400%, 4/10/18	2,000,000	1,978,750
3.150%, 1/15/20	2,000,000	1,997,500
3.200%, 7/13/20	1,250,000	1,231,250
3.450%, 4/10/22	2,000,000	1,914,600
4.000%, 1/15/25	2,000,000	1,892,800
4.300%, 7/13/25	1,250,000	1,208,875
HSBC Finance Corp.
6.676%, 1/15/21	3,826,000	4,476,110
HSBC USA, Inc.
1.625%, 1/16/18	1,000,000	996,236
1.700%, 3/5/18	2,000,000	1,993,353
2.000%, 8/7/18	500,000	500,397
2.250%, 6/23/19	1,250,000	1,245,739
2.350%, 3/5/20	2,000,000	1,971,438
2.750%, 8/7/20	500,000	502,090
5.000%, 9/27/20	650,000	716,393
3.500%, 6/23/24	900,000	908,011
John Deere Capital Corp.
1.050%, 12/15/16	2,000,000	2,004,875
5.500%, 4/13/17	208,000	222,063
2.800%, 9/18/17	1,500,000	1,545,510
1.200%, 10/10/17	1,000,000	999,142
1.300%, 3/12/18	1,150,000	1,146,408
1.600%, 7/13/18	500,000	500,294
1.750%, 8/10/18	200,000	200,830
5.750%, 9/10/18	1,108,000	1,236,816
1.950%, 12/13/18	650,000	654,459
2.250%, 4/17/19	500,000	506,902
2.050%, 3/10/20	750,000	747,859
2.375%, 7/14/20	500,000	503,463
2.450%, 9/11/20	200,000	201,703
2.800%, 3/4/21	1,000,000	1,014,200
3.900%, 7/12/21	350,000	373,945

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
3.150%, 10/15/21	$500,000	$514,567
2.750%, 3/15/22	1,000,000	994,421
3.350%, 6/12/24	650,000	656,383
3.400%, 9/11/25	350,000	350,724
PACCAR Financial Corp.
1.600%, 3/15/17	750,000	757,180
1.400%, 11/17/17	55,000	55,145
1.450%, 3/9/18	1,500,000	1,501,156
1.400%, 5/18/18	200,000	199,494
1.750%, 8/14/18	165,000	165,571
2.500%, 8/14/20	250,000	252,382
Synchrony Financial
1.875%, 8/15/17	2,000,000	1,996,488
3.000%, 8/15/19	600,000	604,202
2.700%, 2/3/20	750,000	741,161
4.250%, 8/15/24	750,000	745,810
4.500%, 7/23/25	500,000	503,431
Toyota Motor Credit Corp.
2.050%, 1/12/17	1,000,000	1,013,934
1.750%, 5/22/17	1,300,000	1,314,903
1.250%, 10/5/17	1,500,000	1,502,305
1.375%, 1/10/18	1,000,000	1,000,382
1.450%, 1/12/18	540,000	541,078
1.550%, 7/13/18	750,000	752,390
2.000%, 10/24/18	200,000	201,969
2.125%, 7/18/19	1,000,000	1,004,678
2.150%, 3/12/20	3,000,000	3,000,288
4.500%, 6/17/20	300,000	330,567
4.250%, 1/11/21	1,300,000	1,427,452
2.750%, 5/17/21	750,000	762,353
3.400%, 9/15/21	1,050,000	1,093,344
3.300%, 1/12/22	156,000	161,356
2.800%, 7/13/22	750,000	750,618
2.625%, 1/10/23	1,150,000	1,145,608

		133,484,508

Diversified Financial Services (1.3%)
Alterra Finance LLC
6.250%, 9/30/20	500,000	574,630
Associates Corp. of North America
6.950%, 11/1/18	62,000	70,606
Bank of America N.A.
1.125%, 11/14/16	1,000,000	1,000,572
1.250%, 2/14/17	1,000,000	1,000,765
5.300%, 3/15/17	1,300,000	1,365,624
1.650%, 3/26/18	2,000,000	1,996,004
1.750%, 6/5/18	1,000,000	997,657
Bear Stearns Cos. LLC
5.550%, 1/22/17	2,721,000	2,858,633
6.400%, 10/2/17	1,346,000	1,467,622
7.250%, 2/1/18	2,070,000	2,315,177
4.650%, 7/2/18	125,000	133,633
Berkshire Hathaway, Inc.
1.900%, 1/31/17	1,000,000	1,013,451
1.550%, 2/9/18	1,000,000	1,005,332
2.100%, 8/14/19	1,200,000	1,219,812
3.750%, 8/15/21	500,000	533,801
3.400%, 1/31/22	500,000	522,577
3.000%, 2/11/23	1,250,000	1,262,379
Block Financial LLC
4.125%, 10/1/20	500,000	499,833
5.250%, 10/1/25	500,000	499,500
Boeing Capital Corp.
2.900%, 8/15/18	156,000	162,789
Braskem Finance Ltd.
6.450%, 2/3/24	1,250,000	1,006,250
Brixmor Operating Partnership LP
3.850%, 2/1/25	355,000	344,470
CME Group, Inc./Illinois
3.000%, 9/15/22	500,000	503,186
3.000%, 3/15/25	1,000,000	980,765
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	1,091,000	1,138,990
General Electric Capital Corp.
2.900%, 1/9/17	3,000,000	3,072,603
5.400%, 2/15/17	5,487,000	5,815,663
1.250%, 5/15/17	750,000	752,818
5.625%, 9/15/17	62,000	67,477
1.600%, 11/20/17	1,000,000	1,013,867
1.625%, 4/2/18	1,300,000	1,309,483
5.625%, 5/1/18	4,470,000	4,951,005
2.300%, 1/14/19	1,500,000	1,525,406
6.000%, 8/7/19	4,000,000	4,623,657
5.500%, 1/8/20	1,000,000	1,145,707
4.625%, 1/7/21	1,750,000	1,956,912
5.300%, 2/11/21	3,027,000	3,477,607
4.650%, 10/17/21	2,800,000	3,144,646
3.150%, 9/7/22	1,800,000	1,851,178
3.100%, 1/9/23	2,875,000	2,938,589
3.450%, 5/15/24	1,000,000	1,045,165
6.375%, 11/15/67(l)	625,000	667,188
Intercontinental Exchange, Inc.
4.000%, 10/15/23	850,000	883,444
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	3,750,000	4,055,123
Leucadia National Corp.
5.500%, 10/18/23	800,000	804,500
McGraw Hill Financial, Inc.
5.900%, 11/15/17	500,000	535,771
2.500%, 8/15/18§	250,000	251,958
3.300%, 8/14/20§	600,000	611,582
4.000%, 6/15/25§	250,000	248,170
Moody’s Corp.
2.750%, 7/15/19	500,000	507,308
5.500%, 9/1/20	500,000	564,123
4.500%, 9/1/22	31,000	32,844
4.875%, 2/15/24	500,000	530,423
Murray Street Investment Trust I
4.647%, 3/9/17(e)	1,156,000	1,205,059
Nasdaq, Inc.
5.250%, 1/16/18	220,000	236,239
5.550%, 1/15/20	894,000	979,851
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17	1,200,000	1,232,208
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17	125,000	133,332
0.950%, 4/24/17	750,000	749,054
5.450%, 2/1/18	250,000	273,529
10.375%, 11/1/18	1,000,000	1,250,428
2.350%, 6/15/20	2,000,000	1,998,810
3.400%, 11/15/23	1,000,000	1,034,399
4.750%, 4/30/43(l)	350,000	346,500
NYSE Holdings LLC
2.000%, 10/5/17	1,000,000	1,011,541
ORIX Corp.
3.750%, 3/9/17	1,000,000	1,029,894
Private Export Funding Corp.
1.375%, 2/15/17	1,775,000	1,791,597
1.875%, 7/15/18	400,000	408,107
2.250%, 3/15/20	2,000,000	2,058,308
2.300%, 9/15/20	500,000	514,574
2.050%, 11/15/22	1,125,000	1,082,920
3.550%, 1/15/24	729,000	786,821

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 6/15/25	$500,000	$520,023
Sasol Financing International plc
4.500%, 11/14/22	750,000	730,125
Schlumberger Investment S.A.
3.650%, 12/1/23	1,500,000	1,543,242
Shell International Finance B.V.
0.900%, 11/15/16	2,600,000	2,607,231
1.125%, 8/21/17	1,000,000	1,001,108
1.900%, 8/10/18	1,000,000	1,012,334
4.300%, 9/22/19	2,147,000	2,337,783
4.375%, 3/25/20	1,629,000	1,787,954
2.125%, 5/11/20	1,500,000	1,496,370
2.375%, 8/21/22	1,175,000	1,136,386
3.400%, 8/12/23	900,000	919,102
3.250%, 5/11/25	2,500,000	2,475,429
Voya Financial, Inc.
2.900%, 2/15/18	700,000	713,871
5.500%, 7/15/22	550,000	626,399
XTRA Finance Corp.
5.150%, 4/1/17	100,000	105,609

		109,994,412

Insurance (0.9%)
ACE INA Holdings, Inc.
5.800%, 3/15/18	100,000	110,135
5.900%, 6/15/19	1,235,000	1,399,974
3.350%, 5/15/24	600,000	598,611
3.150%, 3/15/25	1,000,000	973,108
Aflac, Inc.
2.650%, 2/15/17	250,000	255,010
4.000%, 2/15/22	500,000	532,335
3.625%, 6/15/23	1,150,000	1,174,519
3.625%, 11/15/24	1,000,000	1,015,667
Alleghany Corp.
5.625%, 9/15/20	200,000	224,206
Allied World Assurance Co. Holdings Ltd.
5.500%, 11/15/20	500,000	556,196
Allstate Corp.
7.450%, 5/16/19	973,000	1,156,456
3.150%, 6/15/23	156,000	156,967
5.750%, 8/15/53(l)	500,000	518,125
American Financial Group, Inc./Ohio
9.875%, 6/15/19	169,000	210,512
American International Group, Inc.
5.850%, 1/16/18	1,072,000	1,172,983
2.300%, 7/16/19	1,000,000	1,005,278
3.375%, 8/15/20	500,000	521,433
6.400%, 12/15/20	3,100,000	3,657,008
4.875%, 6/1/22	750,000	826,923
3.750%, 7/10/25	1,380,000	1,407,611
Aon Corp.
5.000%, 9/30/20	1,287,000	1,422,460
Aon plc
3.500%, 6/14/24	350,000	343,840
Aspen Insurance Holdings Ltd.
6.000%, 12/15/20	500,000	550,780
Assurant, Inc.
2.500%, 3/15/18	350,000	353,301
4.000%, 3/15/23	300,000	305,794
Assured Guaranty U.S. Holdings, Inc.
5.000%, 7/1/24	500,000	519,408
Axis Specialty Finance LLC
5.875%, 6/1/20	700,000	794,158
Berkshire Hathaway Finance Corp.
1.600%, 5/15/17	150,000	151,506
1.300%, 5/15/18	600,000	597,716
5.400%, 5/15/18	693,000	762,843
2.000%, 8/15/18	1,000,000	1,011,212
4.250%, 1/15/21	1,175,000	1,288,706
3.000%, 5/15/22	656,000	668,414
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	352,908
Chubb Corp.
5.750%, 5/15/18	1,266,000	1,404,347
6.375%, 3/29/67(l)	662,000	655,380
CNA Financial Corp.
7.350%, 11/15/19	571,000	673,064
5.875%, 8/15/20	902,000	1,022,421
Delphi Financial Group, Inc.
7.875%, 1/31/20	75,000	88,623
Fidelity National Financial, Inc.
6.600%, 5/15/17	500,000	533,611
5.500%, 9/1/22	500,000	535,256
First American Financial Corp.
4.600%, 11/15/24	500,000	510,134
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	100,000	105,486
6.000%, 1/15/19	1,000,000	1,120,472
5.500%, 3/30/20	900,000	1,013,882
5.125%, 4/15/22	250,000	277,851
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	200,000	226,298
Infinity Property & Casualty Corp.
5.000%, 9/19/22	250,000	263,370
Kemper Corp.
4.350%, 2/15/25	500,000	507,775
Lincoln National Corp.
8.750%, 7/1/19	927,000	1,130,508
6.250%, 2/15/20	485,000	559,813
4.850%, 6/24/21	334,000	363,570
6.050%, 4/20/67(l)	1,100,000	918,500
Loews Corp.
2.625%, 5/15/23	900,000	862,470
Markel Corp.
7.125%, 9/30/19	321,000	377,535
5.350%, 6/1/21	350,000	390,930
3.625%, 3/30/23	300,000	297,995
Marsh & McLennan Cos., Inc.
2.550%, 10/15/18	250,000	254,352
2.350%, 9/10/19	375,000	378,649
4.800%, 7/15/21	600,000	661,720
3.500%, 6/3/24	1,000,000	1,004,741
MetLife, Inc.
6.817%, 8/15/18	112,000	128,083
7.717%, 2/15/19	508,000	601,422
4.750%, 2/8/21	1,547,000	1,722,326
3.048%, 12/15/22	1,000,000	996,166
4.368%, 9/15/23	667,000	716,107
3.600%, 4/10/24	500,000	510,284
3.000%, 3/1/25	500,000	482,529
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	250,000	254,521
Old Republic International Corp.
4.875%, 10/1/24	400,000	419,189
OneBeacon U.S. Holdings, Inc.
4.600%, 11/9/22	200,000	203,287
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	454,000	505,163
Principal Financial Group, Inc.
1.850%, 11/15/17	250,000	252,020
8.875%, 5/15/19	800,000	980,795
4.700%, 5/15/55(l)	300,000	297,000
ProAssurance Corp.
5.300%, 11/15/23	750,000	807,897

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Progressive Corp.
3.750%, 8/23/21	$219,000	$234,396
6.700%, 6/15/37(l)	1,000,000	1,012,500
Protective Life Corp.
7.375%, 10/15/19	550,000	648,665
Prudential Financial, Inc.
6.000%, 12/1/17	1,320,000	1,438,638
2.300%, 8/15/18	1,000,000	1,015,363
7.375%, 6/15/19	916,000	1,078,485
2.350%, 8/15/19	1,000,000	1,007,708
5.375%, 6/21/20	1,100,000	1,242,856
4.500%, 11/16/21	1,000,000	1,094,337
8.875%, 6/15/38(l)	303,000	348,087
5.625%, 6/15/43(l)	3,000,000	3,088,500
Reinsurance Group of America, Inc.
6.450%, 11/15/19	369,000	421,430
5.000%, 6/1/21	60,000	65,484
4.700%, 9/15/23	1,500,000	1,611,869
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	242,756
RenReinsurance North America Holdings, Inc.
5.750%, 3/15/20	100,000	110,957
StanCorp Financial Group, Inc.
5.000%, 8/15/22	350,000	371,928
Symetra Financial Corp.
4.250%, 7/15/24	300,000	305,538
Torchmark Corp.
9.250%, 6/15/19	275,000	340,286
3.800%, 9/15/22	250,000	252,767
Travelers Cos., Inc.
5.750%, 12/15/17	187,000	204,404
5.800%, 5/15/18	1,100,000	1,217,540
5.900%, 6/2/19	500,000	571,384
Trinity Acquisition plc
4.625%, 8/15/23	250,000	256,512
Unum Group
5.625%, 9/15/20	700,000	787,328
4.000%, 3/15/24	300,000	309,253
W.R. Berkley Corp.
5.375%, 9/15/20	100,000	112,115
4.625%, 3/15/22	750,000	797,760
Willis Group Holdings plc
5.750%, 3/15/21	500,000	558,459
Willis North America, Inc.
6.200%, 3/28/17	500,000	528,433
XLIT Ltd.
2.300%, 12/15/18	750,000	756,745
4.450%, 3/31/25	1,280,000	1,280,201

		74,924,329

Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc.
2.750%, 1/15/20	250,000	249,196
3.900%, 6/15/23	1,000,000	1,002,956
American Campus Communities Operating Partnership LP
3.350%, 10/1/20	600,000	605,753
3.750%, 4/15/23	500,000	494,765
American Tower Corp.
4.500%, 1/15/18	100,000	105,168
3.400%, 2/15/19	950,000	974,903
5.050%, 9/1/20	1,058,000	1,151,380
3.450%, 9/15/21	1,000,000	996,377
4.700%, 3/15/22	500,000	524,556
3.500%, 1/31/23	1,150,000	1,098,957
5.000%, 2/15/24	1,000,000	1,048,394
AvalonBay Communities, Inc.
5.700%, 3/15/17	539,000	571,395
6.100%, 3/15/20	139,000	160,236
3.625%, 10/1/20	1,500,000	1,571,916
2.950%, 9/15/22	500,000	491,095
4.200%, 12/15/23	100,000	104,909
Boston Properties LP
3.700%, 11/15/18	600,000	630,598
5.875%, 10/15/19	200,000	227,980
5.625%, 11/15/20	2,015,000	2,280,101
3.850%, 2/1/23	500,000	512,243
3.125%, 9/1/23	1,000,000	973,199
Brandywine Operating Partnership LP
4.950%, 4/15/18	350,000	371,158
4.100%, 10/1/24	700,000	694,337
Brixmor Operating Partnership LP
3.875%, 8/15/22	475,000	479,300
Camden Property Trust
4.625%, 6/15/21	375,000	407,074
2.950%, 12/15/22	1,150,000	1,117,231
CBL & Associates LP
4.600%, 10/15/24	262,000	256,918
Corporate Office Properties LP
3.700%, 6/15/21	750,000	739,695
3.600%, 5/15/23	200,000	186,551
5.000%, 7/1/25	100,000	99,816
CubeSmart LP
4.375%, 12/15/23	250,000	262,042
DDR Corp.
3.500%, 1/15/21	550,000	558,543
4.625%, 7/15/22	1,000,000	1,049,749
3.375%, 5/15/23	350,000	333,290
3.625%, 2/1/25	250,000	237,094
Digital Delta Holdings LLC
3.400%, 10/1/20§	500,000	501,336
Digital Realty Trust LP
5.875%, 2/1/20	1,000,000	1,107,361
5.250%, 3/15/21	500,000	542,990
Duke Realty LP
5.950%, 2/15/17	312,000	329,861
6.500%, 1/15/18	466,000	510,917
Education Realty Operating Partnership LP
4.600%, 12/1/24	250,000	250,767
EPR Properties
7.750%, 7/15/20	269,000	317,133
5.750%, 8/15/22	250,000	264,883
5.250%, 7/15/23	150,000	154,348
4.500%, 4/1/25	350,000	335,643
Equity Commonwealth
6.650%, 1/15/18	481,000	515,032
5.875%, 9/15/20	250,000	274,072
ERP Operating LP
2.375%, 7/1/19	800,000	808,148
4.750%, 7/15/20	450,000	495,163
3.000%, 4/15/23	1,000,000	982,533
3.375%, 6/1/25	1,500,000	1,482,817
Essex Portfolio LP
3.375%, 1/15/23	500,000	493,186
3.250%, 5/1/23	1,000,000	972,597
3.500%, 4/1/25	650,000	630,797
Excel Trust LP
4.625%, 5/15/24	400,000	390,000
Federal Realty Investment Trust
2.550%, 1/15/21	420,000	422,019
3.000%, 8/1/22	200,000	200,664
Government Properties Income Trust
3.750%, 8/15/19	500,000	512,567
HCP, Inc.
6.000%, 1/30/17	1,020,000	1,076,369

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
5.625%, 5/1/17	$100,000	$105,960
3.750%, 2/1/19	200,000	209,232
2.625%, 2/1/20	656,000	652,952
5.375%, 2/1/21	1,690,000	1,880,365
3.150%, 8/1/22	250,000	242,418
4.250%, 11/15/23	1,070,000	1,078,691
3.875%, 8/15/24	1,000,000	974,951
3.400%, 2/1/25	500,000	467,451
4.000%, 6/1/25	350,000	342,657
Health Care REIT, Inc.
4.125%, 4/1/19	1,000,000	1,058,875
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	500,000	489,652
Healthcare Trust of America Holdings LP
3.375%, 7/15/21	350,000	348,851
3.700%, 4/15/23	250,000	244,957
Hospitality Properties Trust
5.625%, 3/15/17	350,000	366,316
4.500%, 6/15/23	1,000,000	1,001,291
Host Hotels & Resorts LP
4.750%, 3/1/23	1,100,000	1,146,750
4.000%, 6/15/25	310,000	304,575
Kilroy Realty LP
4.800%, 7/15/18	350,000	372,967
3.800%, 1/15/23	450,000	447,209
4.375%, 10/1/25	400,000	403,737
Kimco Realty Corp.
6.875%, 10/1/19	439,000	512,188
3.125%, 6/1/23	1,000,000	970,608
Lexington Realty Trust
4.250%, 6/15/23	250,000	254,459
Liberty Property LP
6.625%, 10/1/17	500,000	545,559
4.750%, 10/1/20	389,000	420,924
4.125%, 6/15/22	1,094,000	1,127,679
3.750%, 4/1/25	100,000	97,882
Mack-Cali Realty LP
2.500%, 12/15/17	100,000	99,871
7.750%, 8/15/19	639,000	739,394
3.150%, 5/15/23	150,000	135,159
Mid-America Apartments LP
4.300%, 10/15/23	175,000	179,919
3.750%, 6/15/24	450,000	442,142
National Retail Properties, Inc.
3.800%, 10/15/22	250,000	242,813
3.300%, 4/15/23	700,000	678,942
3.900%, 6/15/24	500,000	502,221
Piedmont Operating Partnership LP
4.450%, 3/15/24	500,000	506,743
Prologis LP
4.500%, 8/15/17	62,000	65,041
2.750%, 2/15/19	214,000	218,152
6.875%, 3/15/20	244,000	284,452
3.350%, 2/1/21	1,000,000	1,013,384
4.250%, 8/15/23	100,000	103,683
Realty Income Corp.
6.750%, 8/15/19	750,000	867,906
5.750%, 1/15/21	450,000	509,972
3.250%, 10/15/22	344,000	334,588
4.650%, 8/1/23	1,000,000	1,059,204
4.125%, 10/15/26	225,000	229,543
Retail Opportunity Investments Partnership LP
5.000%, 12/15/23	250,000	263,413
4.000%, 12/15/24	200,000	193,878
Retail Properties of America, Inc.
4.000%, 3/15/25	250,000	241,811
Senior Housing Properties Trust
3.250%, 5/1/19	850,000	856,989
Simon Property Group LP
2.150%, 9/15/17	250,000	253,329
6.125%, 5/30/18	300,000	331,660
2.200%, 2/1/19	3,000,000	3,033,675
10.350%, 4/1/19	1,000,000	1,257,874
5.650%, 2/1/20	1,985,000	2,263,691
2.500%, 9/1/20	500,000	504,966
4.375%, 3/1/21	1,095,000	1,195,627
3.750%, 2/1/24	1,000,000	1,025,771
3.500%, 9/1/25	500,000	500,398
UDR, Inc.
4.250%, 6/1/18	400,000	423,369
3.700%, 10/1/20	1,500,000	1,569,189
4.625%, 1/10/22	200,000	214,178
4.000%, 10/1/25	250,000	253,324
Ventas Realty LP
3.750%, 5/1/24	50,000	49,612
Ventas Realty LP/Ventas Capital Corp.
2.000%, 2/15/18	600,000	602,904
4.000%, 4/30/19	1,000,000	1,054,957
2.700%, 4/1/20	1,050,000	1,045,539
4.250%, 3/1/22	662,000	691,611
Vornado Realty LP
2.500%, 6/30/19	500,000	501,158
Washington Real Estate Investment Trust
4.950%, 10/1/20	1,000,000	1,083,529
3.950%, 10/15/22	150,000	151,470
Weingarten Realty Investors
3.375%, 10/15/22	600,000	589,497
3.850%, 6/1/25	250,000	247,748
Welltower Inc.
4.700%, 9/15/17	412,000	434,318
2.250%, 3/15/18	1,000,000	1,005,397
6.125%, 4/15/20	385,000	440,324
4.950%, 1/15/21	1,000,000	1,090,133
4.500%, 1/15/24	1,000,000	1,038,744
Weyerhaeuser Co.
4.625%, 9/15/23	1,000,000	1,068,982
WP Carey, Inc.
4.600%, 4/1/24	300,000	305,320
4.000%, 2/1/25	300,000	288,272

		86,495,020

Real Estate Management & Development (0.0%)
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	596,755
Columbia Property Trust Operating Partnership LP
4.150%, 4/1/25	250,000	249,020
Jones Lang LaSalle, Inc.
4.400%, 11/15/22	200,000	206,429
Tanger Properties LP
6.125%, 6/1/20	500,000	571,544

		1,623,748

Thrifts & Mortgage Finance (0.1%)
Abbey National Treasury Services plc/London
1.375%, 3/13/17	1,000,000	1,000,966
3.050%, 8/23/18	1,000,000	1,032,233
2.000%, 8/24/18	833,000	835,236
2.350%, 9/10/19	670,000	675,253
2.375%, 3/16/20	1,000,000	1,003,792
4.000%, 3/13/24	1,000,000	1,041,270
BPCE S.A.
1.625%, 2/10/17	500,000	501,071
1.613%, 7/25/17	750,000	750,824
1.625%, 1/26/18	250,000	249,513
2.500%, 12/10/18	1,100,000	1,119,082

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 7/15/19	$1,250,000	$1,269,149
2.250%, 1/27/20	500,000	500,358
4.000%, 4/15/24	1,250,000	1,298,399
Santander Bank N.A.
2.000%, 1/12/18	1,000,000	995,083
8.750%, 5/30/18	600,000	688,559

		12,960,788

Total Financials		1,178,374,267

Health Care (2.9%)
Biotechnology (0.4%)
Amgen, Inc.
2.500%, 11/15/16	500,000	507,538
2.125%, 5/15/17	1,500,000	1,521,036
5.850%, 6/1/17	1,680,000	1,799,280
6.150%, 6/1/18	200,000	223,034
5.700%, 2/1/19	958,000	1,063,859
2.200%, 5/22/19	750,000	751,835
4.500%, 3/15/20	315,000	341,836
2.125%, 5/1/20	250,000	247,825
3.450%, 10/1/20	1,312,000	1,356,490
4.100%, 6/15/21	1,000,000	1,064,115
2.700%, 5/1/22	500,000	488,211
3.625%, 5/15/22	1,094,000	1,112,927
3.625%, 5/22/24	2,750,000	2,766,600
3.125%, 5/1/25	250,000	239,300
Baxalta, Inc.
2.000%, 6/22/18§	335,000	333,983
2.875%, 6/23/20§	800,000	800,591
3.600%, 6/23/22§	750,000	757,709
4.000%, 6/23/25§	800,000	801,734
Biogen, Inc.
6.875%, 3/1/18	700,000	783,203
2.900%, 9/15/20	1,000,000	1,005,973
3.625%, 9/15/22	570,000	573,591
4.050%, 9/15/25	570,000	575,472
Celgene Corp.
2.125%, 8/15/18	555,000	559,421
2.300%, 8/15/18	486,000	488,975
2.875%, 8/15/20	1,000,000	1,011,030
3.950%, 10/15/20	1,031,000	1,091,424
3.250%, 8/15/22	850,000	848,272
3.550%, 8/15/22	1,000,000	1,016,260
4.000%, 8/15/23	850,000	870,415
3.625%, 5/15/24	2,000,000	1,988,832
3.875%, 8/15/25	1,000,000	993,147
Gilead Sciences, Inc.
1.850%, 9/4/18	770,000	775,436
2.050%, 4/1/19	1,150,000	1,157,164
2.350%, 2/1/20	380,000	382,116
2.550%, 9/1/20	2,250,000	2,264,187
4.400%, 12/1/21	2,187,000	2,363,928
3.250%, 9/1/22	835,000	841,101
3.700%, 4/1/24	1,000,000	1,022,900

		36,790,750

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories
5.125%, 4/1/19	676,000	750,545
2.000%, 3/15/20	500,000	500,572
4.125%, 5/27/20	325,000	355,970
2.550%, 3/15/22	750,000	741,395
2.950%, 3/15/25	1,000,000	976,042
Baxter International, Inc.
5.375%, 6/1/18	187,000	202,792
1.850%, 6/15/18	1,000,000	996,905
4.250%, 3/15/20	519,000	552,294
3.200%, 6/15/23	1,000,000	978,525
Becton Dickinson and Co.
1.800%, 12/15/17	583,000	584,661
5.000%, 5/15/19	200,000	218,938
6.375%, 8/1/19	600,000	690,242
2.675%, 12/15/19	625,000	632,592
3.250%, 11/12/20	1,300,000	1,330,167
3.300%, 3/1/23	400,000	399,265
3.875%, 5/15/24	500,000	517,191
3.734%, 12/15/24	1,857,000	1,889,224
BioMed Realty LP
6.125%, 4/15/20	350,000	382,691
Boston Scientific Corp.
2.650%, 10/1/18	500,000	505,741
6.000%, 1/15/20	1,100,000	1,234,772
2.850%, 5/15/20	250,000	249,950
3.375%, 5/15/22	250,000	248,960
3.850%, 5/15/25	750,000	732,241
C.R. Bard, Inc.
1.375%, 1/15/18	500,000	495,666
4.400%, 1/15/21	190,000	204,279
Covidien International Finance S.A.
6.000%, 10/15/17	1,422,000	1,551,039
4.200%, 6/15/20	700,000	762,127
2.950%, 6/15/23	1,000,000	987,000
DENTSPLY International, Inc.
4.125%, 8/15/21	100,000	104,210
Edwards Lifesciences Corp.
2.875%, 10/15/18	700,000	714,423
Medtronic, Inc.
1.375%, 4/1/18	1,500,000	1,497,851
2.500%, 3/15/20	1,170,000	1,186,150
4.450%, 3/15/20	1,794,000	1,966,298
4.125%, 3/15/21	500,000	543,673
3.125%, 3/15/22	150,000	151,812
3.150%, 3/15/22	3,000,000	3,044,952
2.750%, 4/1/23	769,000	750,871
3.625%, 3/15/24	1,000,000	1,033,210
3.500%, 3/15/25	4,000,000	4,082,803
St. Jude Medical, Inc.
2.000%, 9/15/18	500,000	500,779
2.800%, 9/15/20	650,000	653,898
3.250%, 4/15/23	1,150,000	1,131,173
3.875%, 9/15/25	490,000	496,108
Stryker Corp.
4.375%, 1/15/20	269,000	293,605
Zimmer Biomet Holdings, Inc.
1.450%, 4/1/17	500,000	498,986
2.000%, 4/1/18	415,000	415,668
2.700%, 4/1/20	1,100,000	1,107,234
3.375%, 11/30/21	500,000	503,607
3.150%, 4/1/22	750,000	740,759
3.550%, 4/1/25	1,075,000	1,050,347

		42,140,203

Health Care Providers & Services (0.7%)
Aetna, Inc.
1.500%, 11/15/17	1,000,000	999,973
2.200%, 3/15/19	750,000	750,538
3.950%, 9/1/20	100,000	106,335
2.750%, 11/15/22	1,000,000	965,409
3.500%, 11/15/24	500,000	497,174
AmerisourceBergen Corp.
1.150%, 5/15/17	500,000	497,380
4.875%, 11/15/19	1,150,000	1,268,271
3.400%, 5/15/24	600,000	600,392
Anthem, Inc.
5.875%, 6/15/17	639,000	687,008

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
1.875%, 1/15/18	$500,000	$499,903
2.300%, 7/15/18	1,000,000	1,007,859
7.000%, 2/15/19	1,022,000	1,167,628
4.350%, 8/15/20	1,200,000	1,287,100
3.125%, 5/15/22	500,000	492,262
3.300%, 1/15/23	150,000	148,760
3.500%, 8/15/24	1,000,000	987,505
Cardinal Health, Inc.
1.700%, 3/15/18	1,143,000	1,138,969
1.950%, 6/15/18	200,000	200,264
4.625%, 12/15/20	1,700,000	1,855,503
3.200%, 6/15/22	125,000	125,498
3.200%, 3/15/23	1,000,000	996,363
Cigna Corp.
5.375%, 3/15/17	25,000	26,481
5.125%, 6/15/20	1,182,000	1,314,698
4.375%, 12/15/20	100,000	107,842
4.500%, 3/15/21	406,000	436,976
4.000%, 2/15/22	500,000	518,776
3.250%, 4/15/25	1,000,000	961,495
Coventry Health Care, Inc.
5.950%, 3/15/17	336,000	357,420
5.450%, 6/15/21	650,000	723,125
Dignity Health
2.637%, 11/1/19	425,000	432,439
Express Scripts Holding Co.
2.650%, 2/15/17	1,000,000	1,016,888
1.250%, 6/2/17	445,000	443,735
4.750%, 11/15/21	1,350,000	1,456,762
3.900%, 2/15/22	2,156,000	2,221,165
3.500%, 6/15/24	1,000,000	980,897
Howard Hughes Medical Institute
3.500%, 9/1/23	1,000,000	1,045,137
Humana, Inc.
7.200%, 6/15/18	1,231,000	1,402,539
2.625%, 10/1/19	1,000,000	1,010,580
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	359,999
Laboratory Corp. of America Holdings
2.200%, 8/23/17	67,000	67,672
2.500%, 11/1/18	500,000	504,540
4.625%, 11/15/20	1,600,000	1,737,568
3.750%, 8/23/22	56,000	57,651
4.000%, 11/1/23	500,000	508,351
McKesson Corp.
5.700%, 3/1/17	500,000	529,995
1.400%, 3/15/18	1,100,000	1,096,400
2.284%, 3/15/19	1,345,000	1,346,480
4.750%, 3/1/21	1,100,000	1,213,668
2.850%, 3/15/23	1,200,000	1,161,203
3.796%, 3/15/24	2,200,000	2,256,100
Medco Health Solutions, Inc.
7.125%, 3/15/18	762,000	857,295
4.125%, 9/15/20	275,000	292,578
Owens & Minor, Inc.
3.875%, 9/15/21	250,000	248,020
Quest Diagnostics, Inc.
2.700%, 4/1/19	500,000	506,416
2.500%, 3/30/20	400,000	399,627
4.700%, 4/1/21	100,000	108,700
3.500%, 3/30/25	400,000	386,804
UnitedHealth Group, Inc.
1.875%, 11/15/16	1,500,000	1,514,248
1.400%, 10/15/17	100,000	100,530
6.000%, 2/15/18	1,824,000	2,009,066
1.900%, 7/16/18	1,200,000	1,212,643
1.625%, 3/15/19	750,000	745,616
2.300%, 12/15/19	500,000	505,415
2.700%, 7/15/20	875,000	893,550
4.700%, 2/15/21	850,000	945,323
2.875%, 3/15/22	500,000	503,857
2.750%, 2/15/23	1,000,000	987,288
2.875%, 3/15/23	600,000	596,401
3.750%, 7/15/25	1,415,000	1,460,762

		55,850,815

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	600,000	657,244
3.875%, 7/15/23	1,094,000	1,099,979
Life Technologies Corp.
6.000%, 3/1/20	1,100,000	1,253,336
5.000%, 1/15/21	125,000	137,600
Thermo Fisher Scientific, Inc.
1.850%, 1/15/18	750,000	749,437
2.400%, 2/1/19	1,100,000	1,105,765
4.700%, 5/1/20	100,000	109,211
4.500%, 3/1/21	1,000,000	1,080,775
3.600%, 8/15/21	265,000	272,190
3.300%, 2/15/22	875,000	877,794
3.150%, 1/15/23	1,000,000	983,470
4.150%, 2/1/24	1,000,000	1,034,012

		9,360,813

Pharmaceuticals (1.2%)
AbbVie, Inc.
1.750%, 11/6/17	3,694,000	3,703,915
1.800%, 5/14/18	2,000,000	1,997,888
2.000%, 11/6/18	219,000	218,636
2.500%, 5/14/20	3,500,000	3,476,688
2.900%, 11/6/22	3,519,000	3,431,469
3.200%, 11/6/22	1,000,000	993,836
3.600%, 5/14/25	3,000,000	2,958,547
Actavis Funding SCS
1.850%, 3/1/17	1,000,000	1,002,328
1.300%, 6/15/17	2,000,000	1,984,193
2.350%, 3/12/18	2,000,000	2,008,827
2.450%, 6/15/19	535,000	531,327
3.000%, 3/12/20	2,985,000	2,987,388
3.450%, 3/15/22	2,440,000	2,399,496
3.850%, 6/15/24	1,250,000	1,225,571
3.800%, 3/15/25	3,125,000	3,004,688
Actavis, Inc.
6.125%, 8/15/19	388,000	434,522
3.250%, 10/1/22	1,875,000	1,828,205
Allergan, Inc.
1.350%, 3/15/18	425,000	416,411
3.375%, 9/15/20	1,000,000	1,013,875
2.800%, 3/15/23	400,000	376,885
AstraZeneca plc
5.900%, 9/15/17	2,125,000	2,312,734
Bristol-Myers Squibb Co.
0.875%, 8/1/17	600,000	596,572
1.750%, 3/1/19	750,000	752,694
2.000%, 8/1/22	656,000	629,876
Eli Lilly & Co.
5.200%, 3/15/17	1,766,000	1,871,072
1.950%, 3/15/19	500,000	512,199
GlaxoSmithKline Capital plc
1.500%, 5/8/17	1,375,000	1,385,037
2.850%, 5/8/22	3,300,000	3,305,705
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	2,956,000	3,275,019
2.800%, 3/18/23	1,156,000	1,139,469

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Johnson & Johnson
5.550%, 8/15/17	$2,100,000	$2,283,162
1.125%, 11/21/17	1,000,000	1,004,328
5.150%, 7/15/18	200,000	221,643
3.550%, 5/15/21	500,000	543,606
2.450%, 12/5/21	1,250,000	1,271,522
3.375%, 12/5/23	500,000	531,714
Merck & Co., Inc.
1.100%, 1/31/18	1,000,000	1,001,820
1.300%, 5/18/18	823,000	822,353
1.850%, 2/10/20	1,000,000	996,211
3.875%, 1/15/21	1,000,000	1,081,189
2.350%, 2/10/22	1,500,000	1,477,594
2.400%, 9/15/22	1,200,000	1,162,586
2.800%, 5/18/23	1,700,000	1,689,964
2.750%, 2/10/25	1,000,000	975,145
Merck Sharp & Dohme Corp.
5.000%, 6/30/19	1,150,000	1,284,540
Mylan, Inc.
1.350%, 11/29/16	1,150,000	1,141,033
2.600%, 6/24/18	500,000	498,583
2.550%, 3/28/19	412,000	405,943
Novartis Capital Corp.
4.400%, 4/24/20	100,000	110,865
2.400%, 9/21/22	1,200,000	1,184,480
3.400%, 5/6/24	1,000,000	1,032,297
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,710,000	4,128,793
Perrigo Co. plc
1.300%, 11/8/16	800,000	796,206
4.000%, 11/15/23	1,700,000	1,689,373
Pfizer, Inc.
0.900%, 1/15/17	1,500,000	1,502,242
1.100%, 5/15/17	1,500,000	1,500,881
4.650%, 3/1/18	62,000	66,761
1.500%, 6/15/18	1,000,000	1,002,920
6.200%, 3/15/19	3,056,000	3,494,499
3.000%, 6/15/23	1,000,000	1,001,435
3.400%, 5/15/24	1,500,000	1,528,910
Sanofi S.A.
1.250%, 4/10/18	1,638,000	1,631,004
4.000%, 3/29/21	2,106,000	2,276,033
Teva Pharmaceutical Finance Co. B.V.
2.400%, 11/10/16	250,000	252,602
2.950%, 12/18/22	937,000	890,778
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	1,750,000	1,769,320
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	500,000	487,990
Wyeth LLC
5.450%, 4/1/17	500,000	533,973
Zoetis, Inc.
1.875%, 2/1/18	600,000	597,566
3.250%, 2/1/23	1,185,000	1,134,809

		98,781,745

Total Health Care		242,924,326

Industrials (1.8%)
Aerospace & Defense (0.4%)
Boeing Co.
0.950%, 5/15/18	500,000	495,350
6.000%, 3/15/19	1,046,000	1,198,133
4.875%, 2/15/20	886,000	999,006
2.850%, 10/30/24	300,000	296,934
2.500%, 3/1/25	200,000	191,654
Embraer Netherlands Finance B.V.
5.050%, 6/15/25	750,000	688,313
Embraer S.A.
5.150%, 6/15/22	47,000	44,650
General Dynamics Corp.
1.000%, 11/15/17	250,000	251,237
3.875%, 7/15/21	562,000	602,490
2.250%, 11/15/22	1,094,000	1,047,257
Hexcel Corp.
4.700%, 8/15/25	150,000	152,981
Honeywell International, Inc.
5.300%, 3/1/18	1,300,000	1,422,826
5.000%, 2/15/19	846,000	939,368
4.250%, 3/1/21	500,000	556,470
L-3 Communications Corp.
3.950%, 11/15/16	594,000	609,014
5.200%, 10/15/19	1,100,000	1,171,308
4.950%, 2/15/21	1,194,000	1,264,660
3.950%, 5/28/24	600,000	576,060
Lockheed Martin Corp.
4.250%, 11/15/19	1,624,000	1,764,649
3.350%, 9/15/21	500,000	517,736
2.900%, 3/1/25	250,000	242,311
Northrop Grumman Corp.
1.750%, 6/1/18	600,000	597,644
3.500%, 3/15/21	31,000	32,098
3.250%, 8/1/23	2,100,000	2,096,819
Precision Castparts Corp.
1.250%, 1/15/18	900,000	895,496
2.250%, 6/15/20	750,000	755,368
2.500%, 1/15/23	562,000	543,767
3.250%, 6/15/25	750,000	745,719
Raytheon Co.
6.400%, 12/15/18	208,000	238,551
4.400%, 2/15/20	1,069,000	1,171,147
3.125%, 10/15/20	1,156,000	1,207,515
2.500%, 12/15/22	500,000	493,856
Rockwell Collins, Inc.
5.250%, 7/15/19	235,000	262,248
3.100%, 11/15/21	550,000	573,979
Textron, Inc.
5.600%, 12/1/17	100,000	107,745
7.250%, 10/1/19	500,000	585,255
3.650%, 3/1/21	125,000	127,734
5.950%, 9/21/21	350,000	399,526
3.875%, 3/1/25	285,000	282,048
United Technologies Corp.
1.800%, 6/1/17	1,217,000	1,230,603
5.375%, 12/15/17	1,008,000	1,095,553
1.778%, 5/4/18(e)	500,000	497,584
6.125%, 2/1/19	1,825,000	2,073,436
4.500%, 4/15/20	1,275,000	1,410,476
3.100%, 6/1/22	1,844,000	1,869,656

		34,326,230

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	682,000	808,496
2.300%, 2/1/20	500,000	502,168
2.625%, 8/1/22	276,000	271,232
2.700%, 4/15/23	450,000	434,482
4.000%, 1/15/24	450,000	467,760
3.200%, 2/1/25	750,000	727,339
United Parcel Service, Inc.
1.125%, 10/1/17	200,000	201,852
5.125%, 4/1/19	2,100,000	2,343,666
3.125%, 1/15/21	1,675,000	1,749,034

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
2.450%, 10/1/22	$1,000,000	$982,348

		8,488,377

Airlines (0.1%)
American Airlines, Inc.
Series 2013-2 A
4.950%, 1/15/23	1,735,659	1,852,816
Continental Airlines, Inc.
4.750%, 1/12/21	1,404,797	1,479,420
Delta Air Lines, Inc.
Series 2009-1 A
7.750%, 12/17/19	231,372	261,162
Series 2010-1 A
6.200%, 7/2/18	113,482	122,631
Series 2010-2 A
4.950%, 5/23/19	801,548	843,132
Southwest Airlines Co.
5.750%, 12/15/16	461,000	484,917
5.125%, 3/1/17	62,000	65,216
2.750%, 11/6/19	750,000	762,660
United Airlines, Inc.
Series 2009-2 A
9.750%, 1/15/17	226,368	243,205

		6,115,159

Building Products (0.0%)
Fortune Brands Home & Security, Inc.
3.000%, 6/15/20	300,000	302,711
4.000%, 6/15/25	350,000	352,217
Owens Corning, Inc.
4.200%, 12/15/22	1,000,000	1,013,125
4.200%, 12/1/24	300,000	298,125

		1,966,178

Commercial Services & Supplies (0.1%)
Board of Trustees of the Leland Stanford Junior University
4.750%, 5/1/19	300,000	332,838
Cornell University
5.450%, 2/1/19	400,000	447,181
Pitney Bowes, Inc.
5.750%, 9/15/17	127,000	136,285
4.750%, 5/15/18	62,000	66,023
6.250%, 3/15/19	1,100,000	1,233,128
4.625%, 3/15/24	500,000	500,710
Republic Services, Inc.
3.800%, 5/15/18	500,000	525,768
5.500%, 9/15/19	1,214,000	1,353,640
5.000%, 3/1/20	600,000	661,028
5.250%, 11/15/21	406,000	456,306
3.550%, 6/1/22	1,000,000	1,023,582
4.750%, 5/15/23	1,000,000	1,097,695
Trustees of Dartmouth College
4.750%, 6/1/19	135,000	149,712
Vanderbilt University
5.250%, 4/1/19	273,000	304,474
Waste Management, Inc.
6.100%, 3/15/18	446,000	494,116
4.750%, 6/30/20	300,000	332,449
4.600%, 3/1/21	500,000	550,269
2.900%, 9/15/22	500,000	493,530
3.500%, 5/15/24	500,000	508,157
3.125%, 3/1/25	1,000,000	980,973
Yale University
2.086%, 4/15/19	300,000	304,938

		11,952,802

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	500,000	501,598
2.875%, 5/8/22	1,306,000	1,293,805
Fluor Corp.
3.500%, 12/15/24	900,000	914,786

		2,710,189

Electrical Equipment (0.1%)
Eaton Corp.
1.500%, 11/2/17	500,000	498,852
6.950%, 3/20/19	1,000,000	1,159,106
2.750%, 11/2/22	1,531,000	1,489,065
Emerson Electric Co.
5.125%, 12/1/16	500,000	523,792
4.875%, 10/15/19	1,200,000	1,331,825
2.625%, 12/1/21	450,000	454,765
2.625%, 2/15/23	256,000	252,311
3.150%, 6/1/25	350,000	350,837
Rockwell Automation, Inc.
2.050%, 3/1/20	500,000	496,587
2.875%, 3/1/25	500,000	492,830

		7,049,970

Industrial Conglomerates (0.3%)
3M Co.
1.375%, 8/7/18	500,000	501,701
1.625%, 6/15/19	1,000,000	1,004,065
2.000%, 8/7/20	500,000	505,379
2.000%, 6/26/22	1,000,000	970,538
3.000%, 8/7/25	750,000	757,046
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	110,514
Carlisle Cos., Inc.
5.125%, 12/15/20	250,000	274,053
Danaher Corp.
5.625%, 1/15/18	546,000	597,210
1.650%, 9/15/18	185,000	186,055
5.400%, 3/1/19	500,000	560,473
2.400%, 9/15/20	500,000	504,646
3.900%, 6/23/21	662,000	709,149
3.350%, 9/15/25	310,000	316,338
Eaton Electric Holdings LLC
3.875%, 12/15/20	600,000	635,647
GE Capital Trust I
6.375%, 11/15/67(l)	1,200,000	1,284,000
General Electric Co.
5.250%, 12/6/17	3,291,000	3,561,144
2.700%, 10/9/22	3,375,000	3,366,083
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	1,071,000	1,207,239
2.875%, 1/15/19	750,000	762,698
Koninklijke Philips N.V.
5.750%, 3/11/18	1,700,000	1,841,464
3.750%, 3/15/22	406,000	413,498
Pentair Finance S.A.
1.875%, 9/15/17	1,000,000	986,953
2.650%, 12/1/19	156,000	154,754
5.000%, 5/15/21	550,000	599,479
3.150%, 9/15/22	500,000	485,354
Roper Technologies, Inc.
2.050%, 10/1/18	1,750,000	1,744,040
6.250%, 9/1/19	500,000	569,614
3.125%, 11/15/22	625,000	618,454
Tyco Electronics Group S.A.
6.550%, 10/1/17	1,225,000	1,342,511
2.375%, 12/17/18	240,000	242,031
2.350%, 8/1/19	250,000	252,110
3.450%, 8/1/24	290,000	293,661

		27,357,901

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Machinery (0.2%)
Caterpillar, Inc.
3.900%, 5/27/21	$1,000,000	$1,073,748
2.600%, 6/26/22	844,000	826,266
3.400%, 5/15/24	715,000	716,530
Crane Co.
2.750%, 12/15/18	350,000	355,609
4.450%, 12/15/23	400,000	423,397
Cummins, Inc.
3.650%, 10/1/23	500,000	524,454
Deere & Co.
4.375%, 10/16/19	658,000	713,855
2.600%, 6/8/22	1,312,000	1,288,408
Dover Corp.
5.450%, 3/15/18	616,000	674,189
4.300%, 3/1/21	656,000	718,671
Flowserve Corp.
4.000%, 11/15/23	700,000	716,656
IDEX Corp.
4.200%, 12/15/21	300,000	314,525
Illinois Tool Works, Inc.
0.900%, 2/25/17	1,000,000	1,000,428
6.250%, 4/1/19	600,000	687,950
3.375%, 9/15/21	300,000	313,434
3.500%, 3/1/24	1,000,000	1,031,669
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5/1/20	500,000	500,072
Joy Global, Inc.
5.125%, 10/15/21	400,000	383,475
Kennametal, Inc.
2.650%, 11/1/19	250,000	249,957
3.875%, 2/15/22	560,000	568,416
Pall Corp.
5.000%, 6/15/20	300,000	330,858
Parker-Hannifin Corp.
5.500%, 5/15/18	500,000	547,743
3.300%, 11/21/24	600,000	609,693
Snap-on, Inc.
4.250%, 1/15/18	200,000	212,175
Stanley Black & Decker, Inc.
2.900%, 11/1/22	994,000	981,630
5.750%, 12/15/53(l)	600,000	637,500
Trinity Industries, Inc.
4.550%, 10/1/24	450,000	425,218
Wabtec Corp.
4.375%, 8/15/23	200,000	211,114

		17,037,640

Professional Services (0.0%)
Dun & Bradstreet Corp.
4.000%, 6/15/20	500,000	508,329
4.375%, 12/1/22	500,000	497,617
Equifax, Inc.
3.300%, 12/15/22	461,000	463,372
Verisk Analytics, Inc.
5.800%, 5/1/21	600,000	681,115
4.000%, 6/15/25	400,000	393,856

		2,544,289

Road & Rail (0.4%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	471,000	517,693
4.700%, 10/1/19	725,000	796,506
3.600%, 9/1/20	1,500,000	1,586,074
3.050%, 3/15/22	2,156,000	2,152,487
3.850%, 9/1/23	750,000	781,248
3.750%, 4/1/24	250,000	257,924
3.400%, 9/1/24	500,000	497,775
3.000%, 4/1/25	750,000	721,023
3.650%, 9/1/25	500,000	503,714
Canadian National Railway Co.
5.550%, 5/15/18	157,000	172,616
5.550%, 3/1/19	1,133,000	1,268,838
2.250%, 11/15/22	900,000	870,455
2.950%, 11/21/24	250,000	247,912
Canadian Pacific Railway Co.
6.500%, 5/15/18	159,000	178,658
7.250%, 5/15/19	645,000	759,731
2.900%, 2/1/25	1,000,000	949,964
Con-way, Inc.
7.250%, 1/15/18	500,000	512,676
CSX Corp.
7.900%, 5/1/17	250,000	275,415
6.250%, 3/15/18	460,000	512,054
7.375%, 2/1/19	1,055,000	1,232,339
3.700%, 10/30/20	200,000	212,194
4.250%, 6/1/21	500,000	538,948
3.700%, 11/1/23	1,000,000	1,029,908
J.B. Hunt Transport Services, Inc.
3.300%, 8/15/22	300,000	301,953
3.850%, 3/15/24	750,000	771,612
Kansas City Southern de Mexico S.A. de C.V.
2.350%, 5/15/20	400,000	394,383
3.000%, 5/15/23	121,000	116,040
Norfolk Southern Corp.
7.700%, 5/15/17	1,329,000	1,461,044
5.750%, 4/1/18	446,000	489,899
5.900%, 6/15/19	1,317,000	1,505,358
2.903%, 2/15/23	1,150,000	1,121,243
Ryder System, Inc.
5.850%, 11/1/16	699,000	732,950
3.500%, 6/1/17	125,000	128,882
2.500%, 3/1/18	250,000	253,505
2.450%, 11/15/18	600,000	604,986
2.350%, 2/26/19	250,000	250,903
2.550%, 6/1/19	310,000	311,461
2.500%, 5/11/20	1,000,000	992,739
2.875%, 9/1/20	250,000	250,929
Union Pacific Corp.
2.250%, 2/15/19	1,000,000	1,014,172
1.800%, 2/1/20	1,000,000	993,196
2.250%, 6/19/20	250,000	252,105
4.000%, 2/1/21	170,000	184,764
2.950%, 1/15/23	500,000	500,807
2.750%, 4/15/23	1,000,000	984,737
3.646%, 2/15/24	500,000	521,635

		30,715,455

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.625%, 9/4/18	500,000	499,322
3.375%, 1/15/19	2,750,000	2,773,100
3.875%, 4/1/21	125,000	127,000
4.250%, 9/15/24	1,000,000	980,800
GATX Corp.
2.375%, 7/30/18	388,000	389,507
2.500%, 3/15/19	700,000	700,450
2.500%, 7/30/19	500,000	497,587
4.850%, 6/1/21	100,000	107,659
3.900%, 3/30/23	151,000	152,969
3.250%, 3/30/25	400,000	375,891

		6,604,285

Total Industrials		156,868,475

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (2.2%)
Communications Equipment (0.3%)
Cisco Systems, Inc.
1.100%, 3/3/17	$2,000,000	$2,006,559
3.150%, 3/14/17	500,000	518,147
1.650%, 6/15/18	1,000,000	1,005,824
4.950%, 2/15/19	2,757,000	3,035,349
2.125%, 3/1/19	1,650,000	1,672,962
4.450%, 1/15/20	1,312,000	1,444,185
2.450%, 6/15/20	1,000,000	1,012,928
2.900%, 3/4/21	570,000	583,128
3.000%, 6/15/22	450,000	458,292
3.625%, 3/4/24	1,000,000	1,049,796
3.500%, 6/15/25	425,000	438,378
Harris Corp.
1.999%, 4/27/18	165,000	164,400
2.700%, 4/27/20	100,000	99,445
4.400%, 12/15/20	1,000,000	1,066,402
3.832%, 4/27/25	200,000	196,052
Juniper Networks, Inc.
3.300%, 6/15/20	350,000	352,662
4.600%, 3/15/21	62,000	65,176
4.500%, 3/15/24	175,000	176,929
4.350%, 6/15/25	350,000	348,847
Motorola Solutions, Inc.
3.500%, 9/1/21	1,000,000	947,531
3.750%, 5/15/22	94,000	88,020
3.500%, 3/1/23	1,000,000	901,802
QUALCOMM, Inc.
1.400%, 5/18/18	978,000	973,520
2.250%, 5/20/20	1,000,000	998,752
3.000%, 5/20/22	2,500,000	2,453,062
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	1,094,000	1,139,399

		23,197,547

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
2.550%, 1/30/19	750,000	757,997
3.125%, 9/15/21	1,500,000	1,500,574
Arrow Electronics, Inc.
3.000%, 3/1/18	150,000	151,711
6.000%, 4/1/20	304,000	339,439
3.500%, 4/1/22	1,500,000	1,475,529
Avnet, Inc.
5.875%, 6/15/20	1,100,000	1,214,158
Corning, Inc.
1.450%, 11/15/17	600,000	599,360
4.250%, 8/15/20	274,000	297,949
2.900%, 5/15/22	650,000	654,750
3.700%, 11/15/23	187,000	194,303
Flextronics International Ltd.
4.750%, 6/15/25§	800,000	774,000
Ingram Micro, Inc.
5.250%, 9/1/17	62,000	65,667
5.000%, 8/10/22	600,000	624,671
4.950%, 12/15/24	200,000	206,086
Jabil Circuit, Inc.
4.700%, 9/15/22	1,000,000	970,000
Keysight Technologies, Inc.
3.300%, 10/30/19§	600,000	601,432
4.550%, 10/30/24§	600,000	584,496
Tech Data Corp.
3.750%, 9/21/17	300,000	308,509
Trimble Navigation Ltd.
4.750%, 12/1/24	350,000	362,928

		11,683,559

Internet Software & Services (0.1%)
Alibaba Group Holding Ltd.
1.625%, 11/28/17§	530,000	526,018
2.500%, 11/28/19§	1,250,000	1,227,463
3.125%, 11/28/21§	1,300,000	1,249,166
3.600%, 11/28/24§	1,000,000	930,923
Baidu, Inc.
2.250%, 11/28/17	500,000	500,355
3.250%, 8/6/18	1,226,000	1,247,835
2.750%, 6/9/19	500,000	495,805
3.000%, 6/30/20	900,000	894,283
3.500%, 11/28/22	500,000	487,604
4.125%, 6/30/25	695,000	679,944
eBay, Inc.
1.350%, 7/15/17	571,000	566,974
3.250%, 10/15/20	362,000	367,056
2.875%, 8/1/21	1,150,000	1,117,967
2.600%, 7/15/22	1,100,000	1,018,014
Google, Inc.
3.625%, 5/19/21	950,000	1,015,640
3.375%, 2/25/24	500,000	515,739

		12,840,786

IT Services (0.6%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	1,000,000	1,006,137
3.375%, 9/15/25	500,000	507,284
Broadridge Financial Solutions, Inc.
3.950%, 9/1/20	400,000	419,550
Computer Sciences Corp.
6.500%, 3/15/18	1,210,000	1,329,229
4.450%, 9/15/22	200,000	206,291
Fidelity National Information Services, Inc.
1.450%, 6/5/17	150,000	148,737
2.000%, 4/15/18	129,000	128,286
5.000%, 3/15/22	1,000,000	1,052,932
3.500%, 4/15/23	1,156,000	1,097,718
3.875%, 6/5/24	1,000,000	947,482
Fiserv, Inc.
2.700%, 6/1/20	1,000,000	1,007,764
4.750%, 6/15/21	94,000	101,543
3.500%, 10/1/22	500,000	506,239
3.850%, 6/1/25	1,500,000	1,522,362
Hewlett Packard Enterprise Co.
2.850%, 10/5/18§	2,420,000	2,416,902
3.600%, 10/15/20§	1,350,000	1,351,823
4.900%, 10/15/25§	3,000,000	2,991,750
International Business Machines Corp.
1.250%, 2/6/17	1,000,000	1,006,072
5.700%, 9/14/17	6,688,000	7,256,870
1.250%, 2/8/18	1,200,000	1,199,272
1.625%, 5/15/20	2,200,000	2,173,736
1.875%, 8/1/22	1,750,000	1,642,167
3.375%, 8/1/23	1,000,000	1,018,326
3.625%, 2/12/24	1,000,000	1,029,837
MasterCard, Inc.
3.375%, 4/1/24	1,000,000	1,016,055
Total System Services, Inc.
2.375%, 6/1/18	320,000	320,517
3.750%, 6/1/23	450,000	441,597
Western Union Co.
5.930%, 10/1/16	312,000	325,579
2.875%, 12/10/17	250,000	255,379
5.253%, 4/1/20	1,002,000	1,100,012
Xerox Corp.
6.750%, 2/1/17	1,224,000	1,302,048
2.950%, 3/15/17	406,000	412,635

See Notes to Portfolio of Investments.

22

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
6.350%, 5/15/18	$1,115,000	$1,229,796
2.750%, 3/15/19	500,000	502,783
5.625%, 12/15/19	639,000	707,100
2.800%, 5/15/20	750,000	739,052
3.500%, 8/20/20	250,000	251,420
4.500%, 5/15/21	185,000	193,054
3.800%, 5/15/24	750,000	728,489

		41,593,825

Semiconductors & Semiconductor Equipment (0.2%)
Altera Corp.
1.750%, 5/15/17	500,000	502,044
2.500%, 11/15/18	500,000	508,086
4.100%, 11/15/23	600,000	630,400
Analog Devices, Inc.
2.875%, 6/1/23	250,000	243,078
Applied Materials, Inc.
2.625%, 10/1/20	430,000	430,902
4.300%, 6/15/21	625,000	669,018
Broadcom Corp.
2.500%, 8/15/22	1,100,000	1,083,340
3.500%, 8/1/24	400,000	399,628
Intel Corp.
1.950%, 10/1/16	1,600,000	1,620,847
1.350%, 12/15/17	2,000,000	2,005,075
2.450%, 7/29/20	525,000	530,960
3.300%, 10/1/21	1,257,000	1,310,452
3.100%, 7/29/22	600,000	609,464
2.700%, 12/15/22	1,875,000	1,842,490
3.700%, 7/29/25	795,000	813,807
KLA-Tencor Corp.
2.375%, 11/1/17	500,000	502,162
3.375%, 11/1/19	1,000,000	1,016,651
4.125%, 11/1/21	571,000	578,690
Lam Research Corp.
2.750%, 3/15/20	350,000	343,770
3.800%, 3/15/25	350,000	339,132
Maxim Integrated Products, Inc.
2.500%, 11/15/18	750,000	754,063
3.375%, 3/15/23	400,000	400,443
Texas Instruments, Inc.
1.000%, 5/1/18	500,000	496,108
1.650%, 8/3/19	350,000	346,928
1.750%, 5/1/20	250,000	248,032
2.750%, 3/12/21	1,100,000	1,127,360
2.250%, 5/1/23	750,000	717,614
Xilinx, Inc.
2.125%, 3/15/19	500,000	499,579
3.000%, 3/15/21	500,000	505,434

		21,075,557

Software (0.4%)
Adobe Systems, Inc.
4.750%, 2/1/20	837,000	920,795
Autodesk, Inc.
1.950%, 12/15/17	297,000	298,450
3.125%, 6/15/20	600,000	608,437
4.375%, 6/15/25	600,000	598,723
CA, Inc.
2.875%, 8/15/18	500,000	510,611
5.375%, 12/1/19	800,000	874,619
3.600%, 8/1/20	300,000	305,153
4.500%, 8/15/23	250,000	257,579
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	176,260
CDK Global, Inc.
3.300%, 10/15/19	400,000	401,776
4.500%, 10/15/24	405,000	404,608
Intuit, Inc.
5.750%, 3/15/17	1,000,000	1,058,288
Microsoft Corp.
1.000%, 5/1/18	487,000	485,909
1.625%, 12/6/18	900,000	907,565
4.200%, 6/1/19	736,000	805,971
3.000%, 10/1/20	594,000	624,935
4.000%, 2/8/21	1,000,000	1,094,259
2.375%, 2/12/22	1,000,000	995,701
2.125%, 11/15/22	500,000	483,354
2.375%, 5/1/23	1,250,000	1,221,256
3.625%, 12/15/23	2,000,000	2,123,325
2.700%, 2/12/25	1,500,000	1,468,742
Oracle Corp.
1.200%, 10/15/17	1,000,000	1,000,726
5.750%, 4/15/18	1,362,000	1,507,593
2.375%, 1/15/19	1,500,000	1,528,043
5.000%, 7/8/19	3,500,000	3,896,489
2.250%, 10/8/19	2,000,000	2,022,087
2.800%, 7/8/21	585,000	592,467
2.500%, 5/15/22	2,000,000	1,963,269
2.500%, 10/15/22	1,875,000	1,827,592
3.625%, 7/15/23	1,000,000	1,037,765
3.400%, 7/8/24	2,000,000	2,030,882
2.950%, 5/15/25	3,000,000	2,918,269
Symantec Corp.
4.200%, 9/15/20	1,100,000	1,138,266
3.950%, 6/15/22	1,000,000	1,002,835

		39,092,599

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.
0.900%, 5/12/17	1,000,000	1,002,377
1.000%, 5/3/18	4,256,000	4,234,577
2.100%, 5/6/19	2,650,000	2,696,763
1.550%, 2/7/20	1,000,000	989,226
2.000%, 5/6/20	1,000,000	1,004,048
2.850%, 5/6/21	935,000	958,802
2.150%, 2/9/22	1,000,000	975,152
2.700%, 5/13/22	1,000,000	1,003,010
2.400%, 5/3/23	4,707,000	4,539,035
3.450%, 5/6/24	4,000,000	4,120,187
2.500%, 2/9/25	1,000,000	948,737
EMC Corp.
1.875%, 6/1/18	1,600,000	1,601,785
2.650%, 6/1/20	1,250,000	1,262,044
3.375%, 6/1/23	1,800,000	1,799,273
Hewlett-Packard Co.
2.600%, 9/15/17	1,000,000	1,015,243
5.500%, 3/1/18	3,075,000	3,327,154
2.750%, 1/14/19	600,000	607,267
3.750%, 12/1/20	250,000	258,839
4.375%, 9/15/21	300,000	313,019
4.650%, 12/9/21	3,250,000	3,428,886
4.050%, 9/15/22	1,000,000	1,006,408
Lexmark International, Inc.
5.125%, 3/15/20	500,000	522,184
NetApp, Inc.
2.000%, 12/15/17	562,000	561,997
3.375%, 6/15/21	550,000	539,734
Seagate HDD Cayman
3.750%, 11/15/18	3,100,000	3,168,421

		41,884,168

Total Information Technology		191,368,041

See Notes to Portfolio of Investments.

23

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (1.4%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	$500,000	$567,803
3.150%, 10/1/22	131,000	128,364
3.500%, 6/1/23	1,000,000	990,924
Air Products and Chemicals, Inc.
4.375%, 8/21/19	439,000	476,576
2.750%, 2/3/23	1,000,000	989,487
3.350%, 7/31/24	750,000	755,479
Airgas, Inc.
1.650%, 2/15/18	500,000	498,245
3.050%, 8/1/20	500,000	504,642
3.650%, 7/15/24	450,000	452,445
Albemarle Corp.
3.000%, 12/1/19	250,000	250,829
4.500%, 12/15/20	500,000	532,422
4.150%, 12/1/24	250,000	250,237
Cabot Corp.
5.000%, 10/1/16	439,000	455,232
3.700%, 7/15/22	500,000	514,010
CF Industries, Inc.
7.125%, 5/1/20	1,094,000	1,288,349
3.450%, 6/1/23	1,000,000	952,780
Dow Chemical Co.
8.550%, 5/15/19	2,642,000	3,184,808
4.250%, 11/15/20	1,984,000	2,123,563
4.125%, 11/15/21	100,000	104,618
3.000%, 11/15/22	1,000,000	973,092
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	194,000	203,836
6.000%, 7/15/18	2,203,000	2,452,797
5.750%, 3/15/19	500,000	563,560
3.625%, 1/15/21	1,700,000	1,798,907
2.800%, 2/15/23	1,000,000	963,901
Eastman Chemical Co.
2.400%, 6/1/17	150,000	151,962
5.500%, 11/15/19	472,000	523,834
2.700%, 1/15/20	1,000,000	999,980
3.600%, 8/15/22	1,125,000	1,134,325
3.800%, 3/15/25	1,000,000	977,613
Ecolab, Inc.
3.000%, 12/8/16	1,500,000	1,528,957
2.250%, 1/12/20	400,000	401,407
4.350%, 12/8/21	1,356,000	1,464,243
FMC Corp.
4.100%, 2/1/24	1,500,000	1,516,783
Lubrizol Corp.
8.875%, 2/1/19	500,000	609,807
LYB International Finance B.V.
4.000%, 7/15/23	1,100,000	1,101,947
LyondellBasell Industries N.V.
5.000%, 4/15/19	2,000,000	2,168,989
6.000%, 11/15/21	1,800,000	2,042,298
Methanex Corp.
3.250%, 12/15/19	220,000	219,280
4.250%, 12/1/24	650,000	626,279
Monsanto Co.
1.150%, 6/30/17	1,000,000	995,231
5.125%, 4/15/18	869,000	943,153
1.850%, 11/15/18	400,000	400,327
2.750%, 7/15/21	750,000	744,529
2.200%, 7/15/22	250,000	229,863
Mosaic Co.
4.250%, 11/15/23	1,000,000	1,007,284
NewMarket Corp.
4.100%, 12/15/22	167,000	171,307
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17	843,000	870,604
6.500%, 5/15/19	860,000	986,644
4.875%, 3/30/20	194,000	213,176
3.625%, 3/15/24	500,000	494,697
PPG Industries, Inc.
3.600%, 11/15/20	350,000	365,715
Praxair, Inc.
1.050%, 11/7/17	656,000	653,711
1.250%, 11/7/18	1,400,000	1,383,665
4.500%, 8/15/19	800,000	871,962
2.250%, 9/24/20	500,000	501,227
4.050%, 3/15/21	500,000	538,840
3.000%, 9/1/21	600,000	616,228
2.200%, 8/15/22	450,000	429,496
2.700%, 2/21/23	500,000	492,899
RPM International, Inc.
6.125%, 10/15/19	700,000	782,816
Sherwin-Williams Co.
1.350%, 12/15/17	550,000	547,864
Valspar Corp.
7.250%, 6/15/19	439,000	504,684
4.200%, 1/15/22	200,000	211,007
3.300%, 2/1/25	200,000	194,447
Westlake Chemical Corp.
3.600%, 7/15/22	308,000	304,150

		52,900,136

Construction Materials (0.0%)
CRH America, Inc.
8.125%, 7/15/18	269,000	312,671
Martin Marietta Materials, Inc.
6.600%, 4/15/18	300,000	331,687
4.250%, 7/2/24	285,000	286,247

		930,605

Containers & Packaging (0.1%)
Avery Dennison Corp.
5.375%, 4/15/20	169,000	185,427
3.350%, 4/15/23	300,000	294,851
Bemis Co., Inc.
6.800%, 8/1/19	471,000	540,446
Packaging Corp. of America
3.900%, 6/15/22	500,000	512,043
4.500%, 11/1/23	200,000	210,290
3.650%, 9/15/24	1,000,000	989,897
Rock-Tenn Co.
4.900%, 3/1/22	1,500,000	1,626,977

		4,359,931

Metals & Mining (0.6%)
Barrick Gold Corp.
6.950%, 4/1/19	2,023,000	2,259,089
3.850%, 4/1/22	2,000,000	1,820,908
4.100%, 5/1/23	900,000	796,231
Barrick North America Finance LLC
4.400%, 5/30/21	200,000	192,415
BHP Billiton Finance USA Ltd.
1.875%, 11/21/16	750,000	756,988
1.625%, 2/24/17	1,000,000	1,006,145
5.400%, 3/29/17	139,000	147,361
6.500%, 4/1/19	2,502,000	2,849,277
3.250%, 11/21/21	500,000	507,662
2.875%, 2/24/22	1,406,000	1,380,800
3.850%, 9/30/23	2,100,000	2,108,949
Carpenter Technology Corp.
4.450%, 3/1/23	100,000	100,999

See Notes to Portfolio of Investments.

24

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	$1,800,000	$1,874,250
Freeport-McMoRan, Inc.
2.150%, 3/1/17	1,000,000	947,211
2.375%, 3/15/18	5,200,000	4,548,487
3.100%, 3/15/20	1,656,000	1,377,096
3.550%, 3/1/22	1,906,000	1,430,973
3.875%, 3/15/23	1,750,000	1,302,442
Glencore Canada Corp.
5.500%, 6/15/17	512,000	473,074
Goldcorp, Inc.
2.125%, 3/15/18	656,000	647,398
3.625%, 6/9/21	330,000	317,543
3.700%, 3/15/23	600,000	556,513
Kinross Gold Corp.
5.950%, 3/15/24	555,000	444,000
Newmont Mining Corp.
5.125%, 10/1/19	928,000	983,670
3.500%, 3/15/22	1,156,000	1,034,530
Nucor Corp.
5.750%, 12/1/17	808,000	870,632
5.850%, 6/1/18	800,000	873,652
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	475,344
Rio Tinto Finance USA Ltd.
6.500%, 7/15/18	920,000	1,022,884
9.000%, 5/1/19	1,087,000	1,329,733
3.500%, 11/2/20	1,000,000	1,034,093
4.125%, 5/20/21	1,500,000	1,568,960
3.750%, 9/20/21	1,000,000	1,022,834
Rio Tinto Finance USA plc
2.000%, 3/22/17	500,000	501,130
1.625%, 8/21/17	1,100,000	1,095,837
2.250%, 12/14/18	1,500,000	1,488,303
3.500%, 3/22/22	687,000	687,112
2.875%, 8/21/22	1,100,000	1,051,258
Southern Copper Corp.
5.375%, 4/16/20	253,000	270,645
3.500%, 11/8/22	244,000	234,926
3.875%, 4/23/25	300,000	273,747
Teck Resources Ltd.
3.850%, 8/15/17	3,031,000	2,661,521
4.500%, 1/15/21	225,000	148,500
3.750%, 2/1/23	200,000	121,760
Vale Overseas Ltd.
6.250%, 1/23/17	2,426,000	2,484,103
4.625%, 9/15/20	1,700,000	1,623,695
4.375%, 1/11/22	1,062,000	936,790
Worthington Industries, Inc.
4.550%, 4/15/26	100,000	99,812
Yamana Gold, Inc.
4.950%, 7/15/24	250,000	224,241

		51,965,523

Paper & Forest Products (0.1%)
Domtar Corp.
4.400%, 4/1/22	2,000,000	2,030,000
International Paper Co.
7.950%, 6/15/18	1,744,000	2,019,865
7.500%, 8/15/21	156,000	189,404
4.750%, 2/15/22	194,000	210,056
3.650%, 6/15/24	1,900,000	1,873,585

		6,322,910

Total Materials		116,479,105

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
1.600%, 2/15/17	1,000,000	1,002,751
1.700%, 6/1/17	1,500,000	1,504,908
1.400%, 12/1/17	1,000,000	993,533
5.500%, 2/1/18	4,106,000	4,448,376
2.375%, 11/27/18	1,500,000	1,512,811
5.800%, 2/15/19	1,901,000	2,113,131
2.300%, 3/11/19	1,000,000	1,002,696
2.450%, 6/30/20	1,500,000	1,475,732
4.450%, 5/15/21	1,500,000	1,604,010
3.875%, 8/15/21	497,000	516,044
3.000%, 2/15/22	1,000,000	983,939
3.000%, 6/30/22	3,050,000	2,962,421
2.625%, 12/1/22	2,156,000	2,046,201
3.900%, 3/11/24	1,000,000	1,017,072
3.400%, 5/15/25	4,500,000	4,288,599
British Telecommunications plc
5.950%, 1/15/18	1,200,000	1,313,719
2.350%, 2/14/19	1,000,000	1,001,132
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%, 12/15/17	500,000	502,575
3.849%, 4/15/23	500,000	492,481
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	1,650,000	1,869,345
6.000%, 7/8/19	100,000	113,880
Emirates Telecommunications Corp.
2.375%, 6/18/19(m)	1,000,000	998,750
3.500%, 6/18/24(m)	1,000,000	1,016,250
Orange S.A.
2.750%, 2/6/19	1,000,000	1,027,155
5.375%, 7/8/19	1,200,000	1,340,566
4.125%, 9/14/21	1,000,000	1,075,446
Qwest Corp.
6.500%, 6/1/17	750,000	795,000
6.750%, 12/1/21	1,200,000	1,271,218
Telefonica Emisiones S.A.U.
6.221%, 7/3/17	473,000	510,530
3.192%, 4/27/18	1,000,000	1,021,538
5.877%, 7/15/19	570,000	632,949
5.134%, 4/27/20	629,000	692,862
5.462%, 2/16/21	2,456,000	2,736,843
4.570%, 4/27/23	500,000	522,725
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	1,100,000	1,213,553
Verizon Communications, Inc.
2.000%, 11/1/16	1,000,000	1,009,635
1.350%, 6/9/17	2,500,000	2,497,655
1.100%, 11/1/17	1,000,000	989,881
3.650%, 9/14/18	5,450,000	5,744,790
6.350%, 4/1/19	2,067,000	2,354,741
2.550%, 6/17/19	1,000,000	1,011,397
4.500%, 9/15/20	2,228,000	2,408,347
3.450%, 3/15/21	2,600,000	2,653,932
4.600%, 4/1/21	1,800,000	1,950,375
3.000%, 11/1/21	625,000	622,785
3.500%, 11/1/21	1,000,000	1,022,816
2.450%, 11/1/22	1,406,000	1,326,805
5.150%, 9/15/23	9,950,000	10,965,361
4.150%, 3/15/24	2,000,000	2,073,051
3.500%, 11/1/24	1,750,000	1,723,334

		85,975,646

Wireless Telecommunication Services (0.2%)
America Movil S.A.B. de C.V.
5.625%, 11/15/17	2,280,000	2,461,260
5.000%, 3/30/20	2,960,000	3,245,854

See Notes to Portfolio of Investments.

25

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 7/16/22	$1,200,000	$1,166,592
Rogers Communications, Inc.
6.800%, 8/15/18	1,391,000	1,572,940
3.000%, 3/15/23	750,000	722,487
Vodafone Group plc
5.625%, 2/27/17	2,116,000	2,235,098
1.625%, 3/20/17	250,000	250,277
1.250%, 9/26/17	1,000,000	993,851
1.500%, 2/19/18	2,000,000	1,982,631
5.450%, 6/10/19	1,526,000	1,694,526
2.500%, 9/26/22	700,000	647,359
2.950%, 2/19/23	1,306,000	1,235,521

		18,208,396

Total Telecommunication Services		104,184,042

Utilities (1.9%)
Electric Utilities (1.1%)
Alabama Power Co.
2.800%, 4/1/25	250,000	240,647
American Electric Power Co., Inc.
1.650%, 12/15/17	500,000	498,816
2.950%, 12/15/22	150,000	145,445
Appalachian Power Co.
3.400%, 6/1/25	350,000	346,137
Arizona Public Service Co.
8.750%, 3/1/19	461,000	559,062
2.200%, 1/15/20	250,000	250,451
3.350%, 6/15/24	600,000	610,396
3.150%, 5/15/25	200,000	200,710
Baltimore Gas & Electric Co.
5.900%, 10/1/16	156,000	163,301
2.800%, 8/15/22	300,000	297,710
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	238,571
Commonwealth Edison Co.
6.150%, 9/15/17	940,000	1,030,629
2.150%, 1/15/19	1,000,000	1,003,272
4.000%, 8/1/20	431,000	465,599
3.400%, 9/1/21	250,000	260,849
Connecticut Light & Power Co.
5.650%, 5/1/18	100,000	110,662
5.500%, 2/1/19	500,000	557,849
2.500%, 1/15/23	156,000	152,251
DTE Electric Co.
5.600%, 6/15/18	250,000	275,984
3.900%, 6/1/21	500,000	538,810
3.650%, 3/15/24	245,000	256,271
Duke Energy Carolinas LLC
7.000%, 11/15/18	446,000	519,319
4.300%, 6/15/20	250,000	272,598
Duke Energy Corp.
1.625%, 8/15/17	500,000	501,964
2.100%, 6/15/18	1,000,000	1,011,680
5.050%, 9/15/19	655,000	722,694
3.050%, 8/15/22	1,100,000	1,093,034
3.750%, 4/15/24	350,000	362,638
Duke Energy Florida LLC
5.800%, 9/15/17	1,000,000	1,085,909
5.650%, 6/15/18	346,000	383,291
4.550%, 4/1/20	160,000	176,249
Duke Energy Indiana, Inc.
3.750%, 7/15/20	1,062,000	1,138,527
Duke Energy Ohio, Inc.
5.450%, 4/1/19	500,000	560,109
3.800%, 9/1/23	1,000,000	1,060,330
Duke Energy Progress LLC
5.300%, 1/15/19	1,700,000	1,890,141
Edison International
3.750%, 9/15/17	531,000	553,051
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,200,000	1,280,353
3.700%, 6/1/24	1,000,000	1,030,908
Entergy Corp.
4.700%, 1/15/17	250,000	256,634
5.125%, 9/15/20	787,000	848,508
4.000%, 7/15/22	1,000,000	1,032,713
Entergy Texas, Inc.
7.125%, 2/1/19	600,000	690,699
Eversource Energy
4.500%, 11/15/19	419,000	448,424
3.150%, 1/15/25	150,000	147,380
Exelon Corp.
1.550%, 6/9/17	350,000	349,151
2.850%, 6/15/20	750,000	750,501
3.950%, 6/15/25	750,000	756,712
Florida Power & Light Co.
5.550%, 11/1/17	500,000	538,471
2.750%, 6/1/23	250,000	248,036
Georgia Power Co.
5.400%, 6/1/18	1,000,000	1,102,057
4.250%, 12/1/19	307,000	333,993
2.850%, 5/15/22	750,000	729,749
Great Plains Energy, Inc.
4.850%, 6/1/21	62,000	68,153
Hydro-Quebec
1.375%, 6/19/17	2,000,000	2,014,924
8.400%, 1/15/22	125,000	165,715
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,270,416
3.200%, 3/15/23	150,000	149,849
Interstate Power & Light Co.
3.250%, 12/1/24	600,000	589,888
3.400%, 8/15/25	250,000	246,275
ITC Holdings Corp.
3.650%, 6/15/24	325,000	324,534
Jersey Central Power & Light Co.
5.650%, 6/1/17	1,500,000	1,598,503
7.350%, 2/1/19	100,000	116,504
Kansas City Power & Light Co.
5.850%, 6/15/17	100,000	106,930
6.375%, 3/1/18	600,000	662,439
7.150%, 4/1/19	500,000	582,787
3.150%, 3/15/23	250,000	248,013
3.650%, 8/15/25	500,000	510,050
LG&E and KU Energy LLC
3.750%, 11/15/20	1,275,000	1,308,700
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	580,826
MidAmerican Energy Co.
2.400%, 3/15/19	850,000	859,792
Nevada Power Co.
6.500%, 8/1/18	1,200,000	1,359,616
7.125%, 3/15/19	500,000	586,867
NextEra Energy Capital Holdings, Inc.
2.056%, 9/1/17	1,000,000	1,006,730
6.000%, 3/1/19	946,000	1,055,909
2.400%, 9/15/19	500,000	498,171
2.700%, 9/15/19	350,000	352,648
4.500%, 6/1/21	1,000,000	1,080,476
Northern States Power Co.
5.250%, 3/1/18	500,000	543,406
2.200%, 8/15/20	250,000	251,215

See Notes to Portfolio of Investments.

26

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
2.150%, 8/15/22	$1,000,000	$966,147
NSTAR Electric Co.
5.625%, 11/15/17	750,000	815,565
2.375%, 10/15/22	1,250,000	1,208,514
Ohio Power Co.
6.050%, 5/1/18	200,000	221,206
Oncor Electric Delivery Co. LLC
5.000%, 9/30/17	1,000,000	1,066,115
6.800%, 9/1/18	700,000	796,453
7.000%, 9/1/22	750,000	917,600
Pacific Gas & Electric Co.
5.625%, 11/30/17	1,000,000	1,081,202
8.250%, 10/15/18	755,000	891,242
3.500%, 10/1/20	1,344,000	1,419,032
3.250%, 6/15/23	250,000	248,381
3.750%, 2/15/24	450,000	464,498
3.400%, 8/15/24	500,000	500,452
PacifiCorp
5.500%, 1/15/19	300,000	335,767
2.950%, 2/1/22	500,000	508,951
3.600%, 4/1/24	600,000	620,951
3.350%, 7/1/25	250,000	254,472
PECO Energy Co.
1.200%, 10/15/16	194,000	194,401
5.350%, 3/1/18	100,000	108,942
2.375%, 9/15/22	500,000	477,532
3.150%, 10/15/25	700,000	699,070
Portland General Electric Co.
6.100%, 4/15/19	373,000	419,087
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	310,538
PPL Capital Funding, Inc.
1.900%, 6/1/18	1,000,000	999,692
4.200%, 6/15/22	1,078,000	1,137,788
3.500%, 12/1/22	1,000,000	1,007,190
3.400%, 6/1/23	250,000	249,494
PPL Electric Utilities Corp.
2.500%, 9/1/22	200,000	196,613
Progress Energy, Inc.
7.050%, 3/15/19	1,100,000	1,270,684
4.400%, 1/15/21	156,000	167,573
3.150%, 4/1/22	1,250,000	1,242,533
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	39,066
3.200%, 11/15/20	150,000	157,944
2.250%, 9/15/22	500,000	482,478
Public Service Co. of New Mexico
3.850%, 8/1/25	700,000	691,205
Public Service Co. of Oklahoma
5.150%, 12/1/19	52,000	57,624
4.400%, 2/1/21	250,000	267,343
Public Service Electric & Gas Co.
5.300%, 5/1/18	596,000	653,518
2.300%, 9/15/18	1,000,000	1,020,738
2.000%, 8/15/19	700,000	704,434
3.500%, 8/15/20	100,000	106,409
2.375%, 5/15/23	500,000	480,526
3.050%, 11/15/24	200,000	196,916
South Carolina Electric & Gas Co.
6.500%, 11/1/18	500,000	572,434
Southern California Edison Co.
1.125%, 5/1/17	600,000	599,908
5.500%, 8/15/18	500,000	554,772
3.875%, 6/1/21	631,000	680,209
1.845%, 2/1/22	185,714	184,579
2.400%, 2/1/22	200,000	196,863
3.500%, 10/1/23	200,000	207,804
Southern Co.
2.450%, 9/1/18	90,000	91,090
2.150%, 9/1/19	1,650,000	1,625,718
2.750%, 6/15/20	500,000	497,058
Southwestern Electric Power Co.
5.550%, 1/15/17	120,000	126,153
6.450%, 1/15/19	344,000	387,873
3.550%, 2/15/22	2,000,000	2,041,357
Southwestern Public Service Co.
8.750%, 12/1/18	500,000	602,107
3.300%, 6/15/24	300,000	304,980
Tampa Electric Co.
6.100%, 5/15/18	294,000	328,151
2.600%, 9/15/22	200,000	195,402
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	575,730
UIL Holdings Corp.
4.625%, 10/1/20	500,000	536,327
Union Electric Co.
3.500%, 4/15/24	1,000,000	1,030,411
Virginia Electric & Power Co.
5.400%, 4/30/18	500,000	547,500
5.000%, 6/30/19	665,000	734,284
2.750%, 3/15/23	650,000	638,566
3.450%, 2/15/24	1,000,000	1,018,513
3.100%, 5/15/25	2,500,000	2,500,386
Westar Energy, Inc.
5.100%, 7/15/20	500,000	563,805
Wisconsin Electric Power Co.
4.250%, 12/15/19	819,000	894,180
2.950%, 9/15/21	725,000	742,059
Wisconsin Power & Light Co.
5.000%, 7/15/19	319,000	356,060
Xcel Energy, Inc.
1.200%, 6/1/17	155,000	154,390
4.700%, 5/15/20	756,000	823,878
3.300%, 6/1/25	500,000	494,866

		94,681,880

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	844,000	1,015,601
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	346,000	381,013
4.500%, 1/15/21	1,342,000	1,440,530
Dominion Gas Holdings LLC
1.050%, 11/1/16	500,000	498,298
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	955,104
5.200%, 7/15/25	1,000,000	1,013,005
ONE Gas, Inc.
2.070%, 2/1/19	500,000	497,835
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	900,000	972,679
Southern California Gas Co.
3.150%, 9/15/24	550,000	556,165
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	846,000	887,254
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.400%, 6/15/21	150,000	152,551
Southwest Gas Corp.
3.875%, 4/1/22	500,000	521,371

		8,891,406

Independent Power and Renewable Electricity Producers (0.2%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	600,000	661,265

See Notes to Portfolio of Investments.

27

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Empresa Nacional de Electricidad S.A.
4.250%, 4/15/24	$400,000	$394,000
Exelon Generation Co. LLC
6.200%, 10/1/17	696,000	754,938
5.200%, 10/1/19	2,000,000	2,188,088
2.950%, 1/15/20	250,000	251,902
PSEG Power LLC
5.125%, 4/15/20	1,375,000	1,514,556
Southern Power Co.
1.500%, 6/1/18	250,000	246,953
2.375%, 6/1/20	250,000	244,741
Tennessee Valley Authority
5.500%, 7/18/17	4,568,000	4,948,489
6.250%, 12/15/17	62,000	69,299
4.500%, 4/1/18	156,000	169,273
3.875%, 2/15/21	2,830,000	3,123,513
1.875%, 8/15/22	1,000,000	997,242
2.875%, 9/15/24	2,400,000	2,450,617
TransAlta Corp.
1.900%, 6/3/17	781,000	776,637
Tri-State Generation & Transmission Association, Inc.
3.700%, 11/1/24	200,000	197,843

		18,989,356

Multi-Utilities (0.4%)
AGL Capital Corp.
3.500%, 9/15/21	750,000	770,802
Ameren Illinois Co.
9.750%, 11/15/18	1,000,000	1,232,320
2.700%, 9/1/22	500,000	493,130
Avista Corp.
5.125%, 4/1/22	500,000	552,113
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	994,000	1,092,351
2.400%, 2/1/20	750,000	750,773
3.750%, 11/15/23	2,000,000	2,069,610
Black Hills Corp.
4.250%, 11/30/23	600,000	630,878
CenterPoint Energy, Inc.
5.950%, 2/1/17	100,000	105,757
6.500%, 5/1/18	500,000	556,554
CMS Energy Corp.
5.050%, 3/15/22	1,500,000	1,653,853
3.875%, 3/1/24	1,000,000	1,022,719
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	385,000	424,449
7.125%, 12/1/18	943,000	1,094,933
6.650%, 4/1/19	600,000	694,645
4.450%, 6/15/20	500,000	554,044
Consumers Energy Co.
6.700%, 9/15/19	2,002,000	2,348,049
Delmarva Power & Light Co.
3.500%, 11/15/23	1,000,000	1,038,088
Dominion Resources, Inc.
1.250%, 3/15/17	415,000	414,494
1.900%, 6/15/18	250,000	249,871
5.200%, 8/15/19	316,000	349,629
2.500%, 12/1/19	1,812,000	1,819,252
3.625%, 12/1/24	1,250,000	1,242,069
DTE Energy Co.
2.400%, 12/1/19	350,000	346,490
3.300%, 6/15/22§	300,000	308,710
3.500%, 6/1/24	1,000,000	1,007,804
Integrys Holding, Inc.
6.110%, 12/1/66(l)	200,000	170,000
NiSource Finance Corp.
6.400%, 3/15/18	944,000	1,047,938
6.800%, 1/15/19	1,000,000	1,143,343
5.450%, 9/15/20	100,000	112,213
PG&E Corp.
2.400%, 3/1/19	500,000	504,563
Puget Energy, Inc.
6.000%, 9/1/21	1,500,000	1,726,069
San Diego Gas & Electric Co.
3.600%, 9/1/23	1,650,000	1,730,330
SCANA Corp.
6.250%, 4/1/20	300,000	338,321
Sempra Energy
2.300%, 4/1/17	550,000	557,819
6.150%, 6/15/18	100,000	110,919
9.800%, 2/15/19	1,000,000	1,234,682
2.875%, 10/1/22	563,000	551,967
3.550%, 6/15/24	250,000	251,429
TECO Finance, Inc.
5.150%, 3/15/20	922,000	1,016,230
WEC Energy Group, Inc.
1.650%, 6/15/18	180,000	180,334
2.450%, 6/15/20	250,000	252,307
3.550%, 6/15/25	250,000	253,838
6.250%, 5/15/67(l)	530,000	447,850

		34,453,539

Water Utilities (0.1%)
American Water Capital Corp.
3.850%, 3/1/24	1,000,000	1,051,380
3.400%, 3/1/25	400,000	406,768
United Utilities plc
5.375%, 2/1/19	500,000	547,835

		2,005,983

Total Utilities		159,022,164

Total Corporate Bonds		2,780,337,163

Government Securities (59.2%)
Foreign Governments (2.7%)
Canadian Government Bond
0.875%, 2/14/17	3,300,000	3,310,791
1.125%, 3/19/18	2,000,000	2,009,168
1.625%, 2/27/19	3,500,000	3,551,422
Development Bank of Japan, Inc.
5.125%, 2/1/17	1,200,000	1,269,248
Export Development Canada
1.250%, 10/26/16	200,000	201,476
0.875%, 1/30/17	1,000,000	1,003,227
1.000%, 5/15/17	1,000,000	1,004,608
0.750%, 12/15/17	1,250,000	1,245,846
1.000%, 6/15/18	1,000,000	998,951
1.750%, 8/19/19	3,000,000	3,042,059
Export-Import Bank of Korea
4.000%, 1/11/17	800,000	825,460
1.750%, 2/27/18	1,591,000	1,587,882
2.875%, 9/17/18	1,500,000	1,540,721
2.375%, 8/12/19	1,250,000	1,258,265
5.125%, 6/29/20	500,000	561,203
4.000%, 1/29/21	1,500,000	1,617,161
4.375%, 9/15/21	200,000	219,148
5.000%, 4/11/22	500,000	560,984
4.000%, 1/14/24	500,000	530,719
2.875%, 1/21/25	1,500,000	1,461,002
Federative Republic of Brazil
6.000%, 1/17/17	2,000,000	2,078,000
8.000%, 1/15/18(b)	961,667	1,007,346

See Notes to Portfolio of Investments.

28

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
5.875%, 1/15/19	$1,828,000	$1,919,400
8.875%, 10/14/19	654,000	758,640
4.875%, 1/22/21	2,500,000	2,425,000
2.625%, 1/5/23	3,350,000	2,721,875
4.250%, 1/7/25	3,500,000	3,062,500
FMS Wertmanagement AoeR
1.125%, 10/14/16	1,200,000	1,206,535
1.125%, 9/5/17	3,000,000	3,014,136
1.000%, 11/21/17	1,650,000	1,652,092
1.625%, 11/20/18	1,500,000	1,518,210
1.750%, 3/17/20	1,250,000	1,256,500
Japan Bank for International Cooperation
1.125%, 7/19/17	3,000,000	3,005,371
1.750%, 7/31/18	2,000,000	2,022,931
1.750%, 11/13/18	1,700,000	1,717,323
1.750%, 5/29/19	2,500,000	2,517,343
3.375%, 7/31/23	2,000,000	2,146,985
2.125%, 2/10/25	1,500,000	1,452,672
Japan Finance Organization for Municipalities
5.000%, 5/16/17	1,300,000	1,381,127
4.000%, 1/13/21	700,000	771,913
Kingdom of Jordan
3.000%, 6/30/25	5,000,000	5,159,220
Korea Development Bank
2.250%, 8/7/17	1,000,000	1,010,745
1.500%, 1/22/18	1,000,000	993,187
3.000%, 3/17/19	1,000,000	1,030,646
2.500%, 3/11/20	1,000,000	1,009,019
2.250%, 5/18/20	1,000,000	999,900
4.625%, 11/16/21	250,000	277,623
3.000%, 9/14/22	1,000,000	1,001,219
3.750%, 1/22/24	500,000	520,614
Province of British Columbia
1.200%, 4/25/17	1,500,000	1,510,983
2.650%, 9/22/21	1,000,000	1,041,418
2.000%, 10/23/22	1,300,000	1,285,228
Province of Manitoba
4.900%, 12/6/16	1,050,000	1,111,139
1.125%, 6/1/18	1,000,000	997,051
1.750%, 5/30/19	1,000,000	1,008,698
2.100%, 9/6/22	1,468,000	1,443,949
3.050%, 5/14/24	2,000,000	2,070,409
Province of New Brunswick
2.750%, 6/15/18	1,312,000	1,364,992
Province of Nova Scotia
5.125%, 1/26/17	1,795,000	1,895,268
Province of Ontario
4.950%, 11/28/16	550,000	575,787
1.100%, 10/25/17	1,950,000	1,950,582
1.200%, 2/14/18	1,000,000	1,000,498
2.000%, 9/27/18	1,500,000	1,527,123
2.000%, 1/30/19	2,100,000	2,133,053
1.650%, 9/27/19	1,300,000	1,296,924
4.000%, 10/7/19	500,000	543,898
4.400%, 4/14/20	5,000,000	5,560,093
1.875%, 5/21/20	2,500,000	2,505,270
2.450%, 6/29/22	1,700,000	1,721,056
3.200%, 5/16/24	2,500,000	2,624,413
Province of Quebec
5.125%, 11/14/16	1,520,000	1,591,860
4.625%, 5/14/18	1,616,000	1,751,390
3.500%, 7/29/20	1,700,000	1,833,245
2.750%, 8/25/21	2,100,000	2,169,849
2.625%, 2/13/23	2,531,000	2,568,944
2.875%, 10/16/24	1,000,000	1,020,872
Republic of Chile
3.875%, 8/5/20	600,000	640,500
3.250%, 9/14/21	1,000,000	1,032,500
2.250%, 10/30/22	500,000	478,750
3.125%, 3/27/25	1,000,000	990,000
Republic of Colombia
7.375%, 1/27/17	1,500,000	1,610,625
7.375%, 3/18/19	2,250,000	2,553,750
4.375%, 7/12/21	2,350,000	2,393,475
2.625%, 3/15/23	1,200,000	1,066,800
4.000%, 2/26/24	2,000,000	1,938,000
Republic of Italy
5.375%, 6/12/17	2,500,000	2,669,624
6.875%, 9/27/23	2,000,000	2,531,948
Republic of Korea
7.125%, 4/16/19	1,796,000	2,124,291
3.875%, 9/11/23	250,000	271,215
Republic of Panama
5.200%, 1/30/20	1,143,000	1,238,726
4.000%, 9/22/24	890,000	877,763
3.750%, 3/16/25	1,500,000	1,451,250
Republic of Peru
7.125% 3/30/19	1,437,000	1,659,735
Republic of Philippines
6.500%, 1/20/20	312,000	366,600
4.000%, 1/15/21	5,750,000	6,188,437
4.200%, 1/21/24	2,400,000	2,628,000
Republic of Poland
6.375%, 7/15/19	2,798,000	3,240,140
5.125%, 4/21/21	1,500,000	1,685,220
5.000%, 3/23/22	2,062,000	2,302,161
3.000%, 3/17/23	1,750,000	1,742,335
4.000%, 1/22/24	4,250,000	4,487,448
Republic of South Africa
6.875%, 5/27/19	1,995,000	2,222,430
5.500%, 3/9/20	1,750,000	1,862,875
5.875%, 5/30/22	1,000,000	1,080,000
4.665%, 1/17/24	1,000,000	990,000
Republic of Turkey
7.500%, 7/14/17	11,100,000	11,974,125
6.750%, 4/3/18	312,000	336,960
7.500%, 11/7/19	2,200,000	2,472,800
3.250%, 3/23/23	5,950,000	5,289,550
5.750%, 3/22/24	2,000,000	2,073,000
Republic of Ukraine
1.847%, 5/29/20	3,755,000	3,806,511
Republic of Uruguay
8.000%, 11/18/22	1,000,000	1,237,500
4.500%, 8/14/24	500,000	504,375
State of Israel
5.500%, 11/9/16	564,000	591,495
5.125%, 3/26/19	1,587,000	1,769,505
4.000%, 6/30/22	1,000,000	1,081,000
3.150%, 6/30/23	500,000	510,750
Svensk Exportkredit AB
5.125%, 3/1/17	658,000	698,609
1.125%, 4/5/18	2,000,000	2,000,237
1.875%, 6/17/19	1,000,000	1,014,996
1.875%, 6/23/20	750,000	756,349
United Mexican States
5.625%, 1/15/17	818,000	867,080
5.950%, 3/19/19	3,000,000	3,364,500
5.125%, 1/15/20	250,000	275,000
3.500%, 1/21/21	2,000,000	2,035,000
3.625%, 3/15/22	10,270,000	10,362,430
3.600%, 1/30/25	2,000,000	1,962,000

		232,849,775

See Notes to Portfolio of Investments.

29

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	$2,000	$2,345
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	4,000	5,018
City & County of Denver, General Obligation Bonds, Series 2010B
5.650%, 8/1/30	4,000	4,586
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	2,000	2,225
6.395%, 1/1/40	4,000	5,025
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	4,000	5,132
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	2,000	2,532
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	8,000	9,630
City of New York, General Obligation Bonds, Series 2009-A1
5.206%, 10/1/31	4,000	4,477
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	155,000	169,730
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881%, 7/1/42	4,000	4,527
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	4,000	5,523
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	204,000	258,872
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	4,000	5,037
Energy Northwest Columbia Generating Station Electric , Revenue and Refunding Bonds, Series 2015-B
2.814%, 7/1/24	500,000	501,620
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.107%, 7/1/18	1,000,000	1,008,960
2.995%, 7/1/20	750,000	765,262
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	2,000	2,344
7.055%, 4/1/57	4,000	4,505
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM
(Zero Coupon), 2/15/19	1,000,000	893,750
(Zero Coupon), 2/15/23	1,000,000	713,470
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	4,000	4,536
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,184
5.561%, 12/1/49	3,000	3,620
Regents of the University of California, Revenue Bonds, Series 2013-AH
1.796%, 7/1/19	175,000	175,814
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	5,003
7.043%, 4/1/50	4,000	5,509
State of California, Various Purposes, General Obligation Bonds, Series 2009
5.750%, 3/1/17	200,000	214,010
6.200%, 3/1/19	200,000	229,704
6.200%, 10/1/19	400,000	468,796
State of Illinois, General Obligation Bonds, Series 2011
5.365%, 3/1/17	310,000	323,312
5.665%, 3/1/18	2,500,000	2,658,475
5.877%, 3/1/19	60,000	65,333
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,431

		8,532,297

Supranational (2.8%)
African Development Bank
0.750%, 10/18/16	2,250,000	2,254,240
0.875%, 5/15/17	2,860,000	2,866,053
0.875%, 3/15/18	2,000,000	1,998,904
1.375%, 2/12/20	1,000,000	1,005,601
Asian Development Bank
0.750%, 1/11/17	1,000,000	1,001,473
1.125%, 3/15/17	1,000,000	1,006,351
0.750%, 7/28/17	3,000,000	2,995,529
1.125%, 6/5/18	3,000,000	3,005,044
1.750%, 9/11/18	3,100,000	3,154,949
1.875%, 10/23/18	1,900,000	1,940,754
1.750%, 3/21/19	1,350,000	1,372,922
1.375%, 3/23/20	650,000	647,312
1.625%, 8/26/20	1,000,000	1,002,604
2.125%, 11/24/21	1,500,000	1,525,166
1.875%, 2/18/22	3,000,000	2,999,090
2.000%, 1/22/25	3,000,000	2,932,431
Corp. Andina de Fomento
5.750%, 1/12/17	346,000	365,030
8.125%, 6/4/19	1,229,000	1,474,800
Council of Europe Development Bank
1.500%, 2/22/17	1,500,000	1,516,432
1.500%, 6/19/17	200,000	202,350
1.000%, 3/7/18	1,500,000	1,498,648
1.125%, 5/31/18	1,000,000	1,000,645
1.750%, 11/14/19	1,500,000	1,512,555
1.625%, 3/10/20	1,000,000	1,007,010
European Bank for Reconstruction & Development
1.375%, 10/20/16	250,000	252,098
1.000%, 2/16/17	1,500,000	1,506,447
0.750%, 9/1/17	2,250,000	2,245,637
1.625%, 4/10/18	1,600,000	1,626,041
1.000%, 6/15/18	2,150,000	2,146,116
1.000%, 9/17/18	2,500,000	2,491,863
1.625%, 11/15/18	100,000	101,253
1.750%, 6/14/19	2,000,000	2,025,505
1.750%, 11/26/19	1,000,000	1,010,230
1.875%, 2/23/22	1,000,000	997,685
European Investment Bank
1.125%, 12/15/16	3,000,000	3,016,475
4.875%, 1/17/17	3,021,000	3,183,851
0.875%, 4/18/17	5,200,000	5,211,372
5.125%, 5/30/17	3,401,000	3,644,172
1.625%, 6/15/17	4,000,000	4,056,046
1.000%, 8/17/17	7,000,000	7,020,657
1.125%, 9/15/17	2,415,000	2,426,343

See Notes to Portfolio of Investments.

30

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
1.000%, 12/15/17	$2,824,000	$2,826,901
1.000%, 3/15/18	4,000,000	3,999,260
1.250%, 5/15/18	2,500,000	2,512,206
1.000%, 6/15/18	5,500,000	5,488,395
1.625%, 12/18/18	2,500,000	2,531,942
1.875%, 3/15/19	3,000,000	3,059,471
1.750%, 6/17/19	5,000,000	5,072,452
1.625%, 3/16/20	4,000,000	4,018,660
1.375%, 6/15/20	5,000,000	4,953,900
2.875%, 9/15/20	2,750,000	2,913,389
4.000%, 2/16/21	2,200,000	2,457,729
2.500%, 4/15/21	2,000,000	2,080,041
2.250%, 8/15/22	3,000,000	3,052,759
3.250%, 1/29/24	3,100,000	3,357,860
2.500%, 10/15/24	3,000,000	3,065,270
1.875%, 2/10/25	3,000,000	2,916,712
Inter-American Development Bank
1.375%, 10/18/16	2,250,000	2,269,333
0.875%, 11/15/16	1,500,000	1,504,925
1.000%, 7/14/17	2,000,000	2,006,890
0.875%, 3/15/18	500,000	498,693
1.125%, 8/28/18	2,000,000	2,001,906
4.250%, 9/10/18	1,967,000	2,145,134
3.875%, 9/17/19	1,000,000	1,087,930
1.750%, 10/15/19	5,000,000	5,038,041
3.875%, 2/14/20	3,349,000	3,681,215
1.875%, 6/16/20	1,500,000	1,526,606
1.375%, 7/15/20	5,000,000	4,977,795
2.125%, 11/9/20	3,100,000	3,192,985
3.000%, 2/21/24	2,000,000	2,128,202
2.125%, 1/15/25	2,000,000	1,973,554
International Bank for Reconstruction & Development
0.625%, 10/14/16	3,500,000	3,502,861
0.750%, 12/15/16	2,000,000	2,002,973
0.875%, 4/17/17	4,000,000	4,010,572
9.250%, 7/15/17	599,000	684,087
1.125%, 7/18/17	2,500,000	2,514,708
1.000%, 11/15/17	2,250,000	2,254,662
1.375%, 4/10/18	2,000,000	2,019,585
1.000%, 6/15/18	4,500,000	4,496,480
1.875%, 3/15/19	3,700,000	3,780,917
1.875%, 10/7/19	2,500,000	2,548,139
2.125%, 11/1/20	2,150,000	2,200,808
2.250%, 6/24/21	3,000,000	3,086,963
1.625%, 2/10/22	3,000,000	2,963,838
7.625%, 1/19/23	1,000,000	1,381,883
2.125%, 2/13/23	1,319,000	1,331,530
2.500%, 11/25/24	3,500,000	3,600,070
2.125%, 3/3/25	450,000	447,781
2.500%, 7/29/25	3,000,000	3,072,601
International Finance Corp.
0.625%, 11/15/16	2,250,000	2,249,115
1.125%, 11/23/16	3,000,000	3,018,685
2.125%, 11/17/17	4,250,000	4,359,302
0.625%, 12/21/17	624,000	619,989
0.875%, 6/15/18	2,750,000	2,740,170
1.750%, 9/4/18	3,000,000	3,059,729
1.750%, 9/16/19	2,500,000	2,526,331
Nordic Investment Bank
5.000%, 2/1/17	1,817,000	1,922,852
1.000%, 3/7/17	1,000,000	1,005,202
0.750%, 1/17/18	824,000	821,341
1.125%, 3/19/18	500,000	502,243
North American Development Bank
4.375%, 2/11/20	500,000	551,550
2.400%, 10/26/22	1,150,000	1,136,867

		242,001,674

U.S. Government Agencies (4.3%)
Federal Farm Credit Bank
0.540%, 11/7/16	4,000,000	4,000,135
4.875%, 1/17/17	6,232,000	6,573,902
1.070%, 2/12/18	1,000,000	1,000,848
1.100%, 6/1/18	1,000,000	1,003,730
1.290%, 6/14/19	1,000,000	996,102
2.500%, 6/20/22	1,000,000	998,958
Federal Home Loan Bank
0.625%, 11/23/16	2,040,000	2,042,675
1.625%, 12/9/16	5,000,000	5,064,342
4.750%, 12/16/16	11,621,000	12,208,145
0.625%, 12/28/16	2,500,000	2,501,100
0.625%, 5/30/17	2,740,000	2,743,129
4.875%, 5/17/17	3,169,000	3,383,446
0.875%, 5/24/17	5,000,000	5,013,404
5.250%, 6/5/17	3,135,000	3,368,104
1.000%, 6/21/17	7,400,000	7,451,682
1.000%, 8/9/17	500,000	500,048
0.750%, 8/28/17	3,000,000	3,000,177
0.750%, 9/8/17	2,000,000	1,998,285
5.000%, 11/17/17	7,676,000	8,349,689
1.375%, 3/9/18	4,000,000	4,016,446
1.150%, 7/25/18	1,000,000	999,515
1.875%, 3/8/19	500,000	511,649
1.650%, 7/18/19	250,000	250,157
1.875%, 2/13/20	1,000,000	1,001,728
1.875%, 3/13/20	2,000,000	2,040,376
4.125%, 3/13/20	4,000,000	4,462,108
1.830%, 7/29/20	1,000,000	1,014,061
5.500%, 7/15/36	3,000	3,970
Federal Home Loan Mortgage Corp.
0.875%, 10/14/16	3,000,000	3,013,031
5.125%, 10/18/16	6,053,000	6,348,905
0.625%, 11/1/16	1,280,000	1,281,619
0.875%, 2/22/17	3,160,000	3,172,225
1.000%, 3/8/17	5,000,000	5,028,970
5.000%, 4/18/17	5,577,000	5,950,459
1.250%, 5/12/17	5,000,000	5,048,478
1.000%, 6/29/17	3,500,000	3,520,122
0.750%, 7/14/17	4,000,000	4,006,058
1.000%, 7/25/17	1,000,000	1,005,087
1.000%, 7/28/17	5,000,000	5,027,513
5.500%, 8/23/17	450,000	490,064
1.000%, 9/29/17	5,750,000	5,776,727
5.125%, 11/17/17	7,687,000	8,381,877
1.000%, 1/11/18	2,000,000	2,000,189
0.750%, 1/12/18	6,000,000	5,992,001
1.150%, 2/27/18	1,000,000	1,000,977
0.875%, 3/7/18	3,000,000	3,000,838
1.250%, 4/20/18	2,000,000	2,004,186
1.100%, 5/7/18	2,000,000	1,999,186
1.250%, 5/14/18	1,000,000	1,000,890
1.125%, 5/25/18	1,000,000	999,980
1.250%, 5/25/18	3,000,000	3,003,354
4.875%, 6/13/18	2,000,000	2,207,702
3.750%, 3/27/19	7,220,000	7,853,850
1.750%, 5/30/19	8,000,000	8,142,604
2.000%, 7/30/19	600,000	616,521
1.250%, 8/1/19	3,500,000	3,499,781
1.250%, 10/2/19	7,500,000	7,469,468
1.375%, 5/1/20	10,350,000	10,295,465
2.375%, 1/13/22	20,947,000	21,577,459
Federal National Mortgage Association
4.875%, 12/15/16	3,400,000	3,576,785

See Notes to Portfolio of Investments.

31

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
1.250%, 1/30/17	$2,000,000	$2,017,926
5.000%, 2/13/17	4,000,000	4,245,470
0.750%, 4/20/17	3,000,000	3,006,945
1.125%, 4/27/17	12,000,000	12,086,818
5.000%, 5/11/17	3,999,000	4,278,255
2.000%, 5/16/17	1,000,000	1,009,808
(Zero Coupon), 6/1/17	3,000,000	2,963,417
5.375%, 6/12/17	6,412,000	6,924,945
1.000%, 8/21/17	500,000	500,184
0.950%, 8/23/17	2,500,000	2,500,749
0.875%, 8/28/17	11,350,000	11,396,872
1.000%, 9/20/17	2,000,000	2,009,010
1.000%, 9/27/17	1,500,000	1,508,040
0.875%, 10/26/17	4,750,000	4,760,147
0.900%, 11/7/17	4,300,000	4,297,223
0.875%, 12/20/17	5,000,000	5,009,729
1.000%, 12/28/17	4,000,000	3,995,591
1.030%, 1/30/18	1,000,000	999,819
0.875%, 2/8/18	3,000,000	3,002,019
1.200%, 2/28/18	1,000,000	1,000,954
0.875%, 5/21/18	3,812,000	3,808,590
1.250%, 6/20/18	1,000,000	1,000,804
1.125%, 10/19/18	3,000,000	3,008,287
1.625%, 11/27/18	10,000,000	10,178,591
1.250%, 12/28/18	250,000	249,627
1.750%, 1/30/19	700,000	713,936
1.875%, 2/19/19	2,000,000	2,048,473
1.750%, 6/20/19	3,000,000	3,056,786
1.750%, 9/12/19	8,000,000	8,140,701
1.700%, 10/4/19	200,000	200,351
(Zero Coupon), 10/9/19	4,000,000	3,714,520
1.500%, 10/9/19	1,500,000	1,498,574
1.550%, 10/29/19	3,000,000	2,997,481
1.875%, 2/13/20	2,000,000	2,004,409
1.750%, 3/6/20	1,000,000	1,011,949
1.500%, 6/22/20	5,000,000	5,008,911
2.250%, 10/17/22	2,500,000	2,486,377
2.200%, 10/25/22	325,000	322,836
2.500%, 3/27/23	250,000	249,646
2.625%, 9/6/24	5,000,000	5,118,934
Financing Corp.
10.700%, 10/6/17	1,200,000	1,437,286
9.800%, 4/6/18	250,000	305,195

		366,866,467

U.S. Treasuries (49.3%)
U.S. Treasury Bonds
7.500%, 11/15/16	18,212,000	19,649,752
8.750%, 5/15/17	11,386,000	12,889,197
8.875%, 8/15/17	2,903,000	3,349,421
9.125%, 5/15/18	3,533,000	4,297,304
9.000%, 11/15/18	1,386,000	1,729,861
8.875%, 2/15/19	7,432,000	9,373,806
8.125%, 8/15/19	14,212,000	17,965,530
8.500%, 2/15/20	187,000	244,501
8.750%, 8/15/20	1,880,000	2,533,888
7.125%, 2/15/23	4,312,000	5,916,873
6.250%, 8/15/23	2,000,000	2,645,820
U.S. Treasury Notes
0.625%, 10/15/16	2,000,000	2,004,746
0.375%, 10/31/16	40,000,000	39,992,188
1.000%, 10/31/16	35,000,000	35,221,484
3.125%, 10/31/16	23,864,000	24,559,411
0.625%, 11/15/16	20,000,000	20,045,996
4.625%, 11/15/16	15,000,000	15,704,736
0.500%, 11/30/16	25,000,000	25,017,823
2.750%, 11/30/16	49,079,000	50,396,079
0.625%, 12/15/16	16,000,000	16,032,499
0.875%, 12/31/16	17,434,000	17,521,851
3.250%, 12/31/16	22,350,000	23,116,536
0.750%, 1/15/17	20,250,000	20,325,146
0.500%, 1/31/17	50,000,000	50,021,485
0.875%, 1/31/17	10,000,000	10,051,416
3.125%, 1/31/17	6,011,000	6,221,854
0.625%, 2/15/17	850,000	851,602
4.625%, 2/15/17	9,617,000	10,158,989
0.500%, 2/28/17	20,000,000	20,001,562
0.875%, 2/28/17	38,500,000	38,702,652
3.000%, 2/28/17	21,764,000	22,532,435
0.750%, 3/15/17	1,000,000	1,003,481
1.000%, 3/31/17	28,000,000	28,201,250
3.250%, 3/31/17	15,153,000	15,772,142
0.875%, 4/30/17	27,497,000	27,636,633
3.125%, 4/30/17	19,464,000	20,257,195
4.500%, 5/15/17	20,957,000	22,288,608
0.625%, 5/31/17	1,686,000	1,687,276
2.750%, 5/31/17	19,837,000	20,549,505
0.750%, 6/30/17	30,000,000	30,081,006
2.500%, 6/30/17	37,303,000	38,537,569
0.500%, 7/31/17	15,000,000	14,971,289
2.375%, 7/31/17	13,000,000	13,419,580
0.875%, 8/15/17	30,000,000	30,138,282
4.750%, 8/15/17	25,224,000	27,154,721
0.625%, 8/31/17	45,809,000	45,810,791
1.875%, 8/31/17	21,197,000	21,690,699
0.625%, 9/30/17	30,000,000	29,988,282
1.875%, 9/30/17	48,759,000	49,931,313
0.750%, 10/31/17	29,373,000	29,418,895
1.875%, 10/31/17	3,811,000	3,903,893
0.875%, 11/15/17	15,000,000	15,052,734
4.250%, 11/15/17	13,921,000	14,956,374
0.625%, 11/30/17	28,000,000	27,947,774
2.250%, 11/30/17	36,150,000	37,332,640
0.750%, 12/31/17	42,707,000	42,723,682
2.750%, 12/31/17	3,571,000	3,731,102
0.875%, 1/31/18	27,000,000	27,069,609
2.625%, 1/31/18	2,500,000	2,606,909
3.500%, 2/15/18	30,639,000	32,598,818
0.750%, 2/28/18	29,997,000	29,972,978
2.750%, 2/28/18	31,561,000	33,040,422
0.750%, 3/31/18	15,000,000	14,977,881
2.875%, 3/31/18	20,000,000	21,024,804
0.750%, 4/15/18	5,000,000	4,991,651
0.625%, 4/30/18	49,682,000	49,424,374
2.625%, 4/30/18	9,561,000	9,996,847
3.875%, 5/15/18	7,225,000	7,795,944
1.000%, 5/31/18	30,000,000	30,107,226
2.375%, 5/31/18	17,700,000	18,413,013
1.375%, 6/30/18	50,624,000	51,306,239
2.375%, 6/30/18	10,000,000	10,405,762
1.375%, 7/31/18	60,550,000	61,366,008
2.250%, 7/31/18	32,000,000	33,218,749
4.000%, 8/15/18	10,460,000	11,388,631
1.500%, 8/31/18	18,249,000	18,556,952
1.375%, 9/30/18	95,500,000	96,739,447
1.250%, 10/31/18	2,000,000	2,016,875
1.750%, 10/31/18	20,000,000	20,480,078
3.750%, 11/15/18	26,904,000	29,207,655
1.250%, 11/30/18	40,000,000	40,318,752
1.375%, 12/31/18	17,650,000	17,848,562
1.500%, 12/31/18	26,600,000	27,009,651
1.250%, 1/31/19	25,000,000	25,164,062
1.500%, 1/31/19	21,250,000	21,569,373

See Notes to Portfolio of Investments.

32

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 2/15/19	$29,907,000	$31,570,577
1.375%, 2/28/19	15,812,000	15,973,826
1.500%, 2/28/19	45,500,000	46,158,062
1.500%, 3/31/19	5,050,000	5,122,150
1.250%, 4/30/19	2,000,000	2,010,605
1.625%, 4/30/19	43,000,000	43,781,474
3.125%, 5/15/19	37,954,000	40,643,766
1.500%, 5/31/19	25,000,000	25,333,985
1.000%, 6/30/19	4,600,000	4,577,090
1.625%, 6/30/19	5,000,000	5,088,427
0.875%, 7/31/19	1,500,000	1,483,389
1.625%, 7/31/19	40,000,000	40,686,720
3.625%, 8/15/19	38,086,000	41,595,564
1.625%, 8/31/19	30,000,000	30,515,919
1.000%, 9/30/19	5,000,000	4,959,472
1.750%, 9/30/19	50,000,000	51,061,525
1.250%, 10/31/19	1,000,000	1,001,406
1.500%, 10/31/19	35,000,000	35,388,966
3.375%, 11/15/19	36,223,000	39,338,743
1.000%, 11/30/19	20,000,000	19,800,000
1.500%, 11/30/19	45,000,000	45,478,566
1.125%, 12/31/19	2,000,000	1,988,535
1.625%, 12/31/19	35,000,000	35,527,394
1.250%, 1/31/20	40,000,000	39,962,108
1.375%, 1/31/20	10,000,000	10,040,625
3.625%, 2/15/20	42,855,000	47,078,142
1.250%, 2/29/20	2,500,000	2,494,995
1.375%, 2/29/20	50,000,000	50,230,470
1.125%, 3/31/20	7,500,000	7,440,234
1.375%, 3/31/20	30,000,000	30,094,335
1.375%, 4/30/20	50,000,000	50,136,230
3.500%, 5/15/20	41,024,000	44,972,158
1.375%, 5/31/20	16,061,000	16,090,957
1.500%, 5/31/20	50,000,000	50,444,335
1.625%, 6/30/20	30,000,000	30,381,153
2.625%, 8/15/20	50,687,000	53,636,152
1.375%, 8/31/20	25,000,000	25,029,297
2.125%, 8/31/20	36,000,000	37,254,377
1.375%, 9/30/20	40,000,000	40,000,000
2.000%, 9/30/20	1,100,000	1,131,711
2.625%, 11/15/20	44,196,000	46,729,933
2.000%, 11/30/20	1,000,000	1,027,109
2.375%, 12/31/20	16,000,000	16,724,688
2.125%, 1/31/21	41,000,000	42,310,077
3.625%, 2/15/21	52,140,000	57,842,813
2.000%, 2/28/21	1,000,000	1,025,078
2.250%, 3/31/21	1,100,000	1,142,023
3.125%, 5/15/21	51,569,000	55,916,107
2.250%, 7/31/21	15,000,000	15,557,813
2.125%, 8/15/21	50,062,000	51,527,680
2.000%, 8/31/21	15,000,000	15,332,812
2.125%, 9/30/21	25,000,000	25,724,610
2.000%, 10/31/21	25,000,000	25,521,485
2.000%, 11/15/21	37,978,000	38,761,668
2.000%, 2/15/22	42,662,000	43,532,740
1.750%, 2/28/22	25,000,000	25,086,670
1.750%, 3/31/22	15,000,000	15,042,335
1.750%, 5/15/22	17,936,000	17,968,053
1.875%, 5/31/22	15,000,000	15,141,944
2.000%, 7/31/22	25,000,000	25,432,130
1.625%, 8/15/22	38,928,800	38,598,816
1.875%, 8/31/22	25,000,000	25,213,623
1.750%, 9/30/22	30,000,000	29,990,625
1.625%, 11/15/22	35,304,700	34,959,582
2.000%, 2/15/23	93,030,900	94,258,294
1.750%, 5/15/23	70,514,600	69,914,126
2.500%, 8/15/23	6,750,000	7,055,728
2.750%, 11/15/23	30,000,000	31,935,936
2.750%, 2/15/24	22,000,000	23,381,875
2.500%, 5/15/24	50,000,000	52,085,940
2.375%, 8/15/24	45,000,000	46,351,318
2.250%, 11/15/24	55,000,000	56,030,178
2.000%, 2/15/25	55,000,000	54,780,325
2.125%, 5/15/25	60,000,000	60,369,138
2.000%, 8/15/25	37,500,000	37,303,710

		4,196,960,853

Total Government Securities		5,047,211,066

Total Long-Term Debt Securities (91.8%) (Cost $7,671,368,861)		7,827,548,229

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250% (l)*	22,000	106,700
Freddie Mac
8.375% (l)*	17,000	83,300

Total Preferred Stocks (0.0%) (Cost $18,166)		190,000

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(6.3%)
iShares® Barclays 1-3 Year Treasury Bond ETF	2,420,000	205,675,800
iShares® Barclays 3-7 Year Treasury Bond ETF	1,673,449	208,595,418
iShares® Barclays 7-10 Year Treasury Bond ETF	1,125,971	121,458,491

Total Investment Companies (6.3%) (Cost $525,051,822)		535,729,709

SHORT-TERM INVESTMENT:
Investment Company (2.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	219,107,894	219,107,894

Total Short-Term Investment (2.6%) (Cost $219,107,894)		219,107,894

Total Investments (100.7%) (Cost $8,415,546,743)		8,582,575,832

Other Assets Less Liabilities (-0.7%)		(61,195,041)

Net Assets (100%)		$8,521,380,791

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $39,982,518 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2015. Maturity date disclosed is the ultimate maturity date.

See Notes to Portfolio of Investments.

33

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2015.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2015, the market value of these securities amounted to $2,015,000 or 0.0% of net assets.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

See Notes to Portfolio of Investments.

34

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$171,533,012	$—	$171,533,012
Consumer Staples	—	184,525,011	—	184,525,011
Energy	—	275,058,720	—	275,058,720
Financials	—	1,178,374,267	—	1,178,374,267
Health Care	—	242,924,326	—	242,924,326
Industrials	—	156,868,475	—	156,868,475
Information Technology	—	191,368,041	—	191,368,041
Materials	—	116,479,105	—	116,479,105
Telecommunication Services	—	104,184,042	—	104,184,042
Utilities	—	159,022,164	—	159,022,164
Government Securities
Foreign Governments	—	232,849,775	—	232,849,775
Municipal Bonds	—	8,532,297	—	8,532,297
Supranational	—	242,001,674	—	242,001,674
U.S. Government Agencies	—	366,866,467	—	366,866,467
U.S. Treasuries	—	4,196,960,853	—	4,196,960,853
Investment Companies
Exchange Traded Funds (ETFs)	535,729,709	—	—	535,729,709
Preferred Stocks
Financials	190,000	—	—	190,000
Short-Term Investments	219,107,894	—	—	219,107,894

Total Assets	$755,027,603	$7,827,548,229	$—	$8,582,575,832

Total Liabilities	$—	$—	$—	$—

Total	$755,027,603	$7,827,548,229	$—	$8,582,575,832

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$194,480,020
Aggregate gross unrealized depreciation	(28,242,876)

Net unrealized appreciation	$166,237,144

Federal income tax cost of investments	$8,416,338,688

See Notes to Portfolio of Investments.

35

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (2.8%)
Banco Bradesco S.A. (ADR)	24,590	$131,802
Cielo S.A.	32,860	305,516
Embraer S.A.	34,300	219,323
Itau Unibanco Holding S.A. (Preference) (ADR)(q)	22,941	151,869
Natura Cosmeticos S.A.	8,700	42,683
Petroleo Brasileiro S.A. (ADR)*	12,957	56,363
Qualicorp S.A.	19,500	72,255

		979,811

China (7.8%)
Anhui Conch Cement Co., Ltd., Class H	91,500	270,926
China BlueChemical Ltd., Class H	566,000	151,821
China Oilfield Services Ltd., Class H	188,000	189,574
China Petroleum & Chemical Corp., Class H	336,400	206,890
China Shipping Container Lines Co., Ltd., Class H*†	949,000	323,270
Dongfeng Motor Group Co., Ltd., Class H	132,000	165,406
Great Wall Motor Co., Ltd., Class H	199,500	223,958
Industrial & Commercial Bank of China Ltd., Class H	398,000	230,744
Jiangxi Copper Co., Ltd., Class H	222,000	271,118
Mindray Medical International Ltd. (ADR)	8,784	192,106
Weichai Power Co., Ltd., Class H	253,000	237,255
Zhejiang Expressway Co., Ltd., Class H	204,000	222,849

		2,685,917

Colombia (0.6%)
Bancolombia S.A. (ADR)	6,041	194,520

Czech Republic (0.8%)
Komercni Banka A/S	1,203	260,964

Hong Kong (0.9%)
Orient Overseas International Ltd.	64,500	303,854

India (1.7%)
HDFC Bank Ltd. (ADR)	5,612	342,837
ICICI Bank Ltd. (ADR)	26,928	225,657

		568,494

Indonesia (0.9%)
PT Bank Rakyat Indonesia (Persero) Tbk	278,300	165,306
PT Indofood Sukses Makmur Tbk	410,700	155,555

		320,861

Malaysia (0.3%)
AMMB Holdings Bhd	105,400	109,594

Mexico (1.1%)
Controladora Comercial Mexicana S.A.B. de C.V.	129,300	375,473

South Africa (1.3%)
African Rainbow Minerals Ltd.	11,388	42,754
Anglo American Platinum Ltd.*	1,680	27,796
Impala Platinum Holdings Ltd.*	16,758	46,484
Investec Ltd.	44,296	338,837

		455,871

South Korea (4.2%)
CJ Corp.	2,100	466,427
Hyundai Mobis Co., Ltd.	1,121	217,778
KT Corp.*	7,118	184,637
POSCO	1,126	158,961
Samsung Electronics Co., Ltd.	420	403,913

		1,431,716

Taiwan (3.3%)
Advanced Semiconductor Engineering, Inc.	355,000	388,347
Taiwan Semiconductor Manufacturing Co., Ltd.	99,000	395,060
Uni-President Enterprises Corp.	199,750	346,926

		1,130,333

Thailand (0.8%)
Kasikornbank PCL	34,200	160,779
PTT Global Chemical PCL	76,600	113,821

		274,600

Turkey (0.5%)
Akbank TAS	51,941	116,514
Turkiye Garanti Bankasi A/S	30,514	70,941

		187,455

Total Common Stocks (27.0%) (Cost $12,659,990)		9,279,463

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(49.2%)
iShares® Core MSCI Emerging Markets ETF	142,039	5,665,936
iShares® MSCI Emerging Markets ETF	172,791	5,664,089
Vanguard FTSE Emerging Markets ETF	168,992	5,591,945

Total Investment Companies (49.2%) (Cost $21,246,607)		16,921,970

Total Investments (76.2%) (Cost $33,906,597)		26,201,433
Other Assets Less Liabilities (23.8%)		8,166,796

Net Assets (100%)		$34,368,229

*	Non-income producing.

†	Security (totaling $323,270 or 0.9% of net assets) held at fair value by management.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$607,142	1.8%
Consumer Staples	920,637	2.7
Energy	452,827	1.3
Exchange Traded Funds	16,921,970	49.2
Financials	2,500,364	7.3
Health Care	264,361	0.8
Industrials	1,772,978	5.2
Information Technology	1,492,836	4.3
Materials	1,083,681	3.1
Telecommunication Services	184,637	0.5
Cash and Other	8,166,796	23.8

		100.0%

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
MINI MSCI Emerging Markets Index	193	December-15	$7,765,749	$7,634,115	$(131,634)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$607,142	$—	$607,142
Consumer Staples	418,156	502,481	—	920,637
Energy	56,363	396,464	—	452,827
Financials	1,046,685	1,453,679	—	2,500,364
Health Care	264,361	—	—	264,361
Industrials	219,323	1,230,385	323,270	1,772,978
Information Technology	305,516	1,187,320	—	1,492,836
Materials	—	1,083,681	—	1,083,681
Telecommunication Services	—	184,637	—	184,637
Investment Companies
Exchange Traded Funds (ETFs)	16,921,970	—	—	16,921,970

Total Assets	$19,232,374	$6,645,789	$323,270	$26,201,433

Liabilities:
Futures	$(131,634)	$—	$—	$(131,634)

Total Liabilities	$(131,634)	$—	$—	$(131,634)

Total	$19,100,740	$6,645,789	$323,270	$26,069,799

(a)	Securities with a market value of $639,777 transferred from Level 2 to Level 1 at the end of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.

(b)	A security with a market value of $323,270 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$465,916
Aggregate gross unrealized depreciation	(8,172,931)

Net unrealized depreciation	$(7,707,015)

Federal income tax cost of investments	$33,908,448

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.0%)
Auto Components (0.4%)
BorgWarner, Inc.	54,270	$2,257,089
Delphi Automotive plc	68,236	5,188,666
Goodyear Tire & Rubber Co.	64,600	1,894,718
Johnson Controls, Inc.	156,900	6,489,384

		15,829,857

Automobiles (0.6%)
Ford Motor Co.	934,998	12,687,923
General Motors Co.	345,794	10,380,736
Harley-Davidson, Inc.	49,350	2,709,315

		25,777,974

Distributors (0.1%)
Genuine Parts Co.	36,410	3,018,025

Diversified Consumer Services (0.0%)
H&R Block, Inc.	66,200	2,396,440

Hotels, Restaurants & Leisure (1.9%)
Carnival Corp.	111,000	5,516,700
Chipotle Mexican Grill, Inc.*	7,501	5,402,595
Darden Restaurants, Inc.	27,350	1,874,569
Marriott International, Inc., Class A	47,777	3,258,391
McDonald’s Corp.	225,950	22,262,853
Royal Caribbean Cruises Ltd.	41,173	3,668,103
Starbucks Corp.	356,100	20,240,724
Starwood Hotels & Resorts Worldwide, Inc.	40,850	2,715,708
Wyndham Worldwide Corp.	28,295	2,034,411
Wynn Resorts Ltd.	19,429	1,032,068
Yum! Brands, Inc.	103,430	8,269,229

		76,275,351

Household Durables (0.4%)
D.R. Horton, Inc.	78,300	2,298,888
Garmin Ltd.	28,360	1,017,557
Harman International Industries, Inc.	17,050	1,636,630
Leggett & Platt, Inc.	32,800	1,353,000
Lennar Corp., Class A	41,650	2,004,615
Mohawk Industries, Inc.*	15,300	2,781,387
Newell Rubbermaid, Inc.	64,226	2,550,414
PulteGroup, Inc.	77,007	1,453,122
Whirlpool Corp.	18,816	2,770,844

		17,866,457

Internet & Catalog Retail (1.9%)
Amazon.com, Inc.*	92,080	47,134,831
Expedia, Inc.	24,039	2,828,910
Netflix, Inc.*	102,220	10,555,237
Priceline Group, Inc.*	12,256	15,158,956
TripAdvisor, Inc.*	27,109	1,708,409

		77,386,343

Leisure Products (0.1%)
Hasbro, Inc.	26,908	1,941,143
Mattel, Inc.	81,200	1,710,072

		3,651,215

Media (3.2%)
Cablevision Systems Corp. - New York Group, Class A	53,300	1,730,651
CBS Corp. (Non-Voting), Class B	106,600	4,253,340
Comcast Corp., Class A	595,627	33,911,046
Discovery Communications, Inc., Class A*	35,766	930,989
Discovery Communications, Inc., Class C*	61,766	1,500,296
Interpublic Group of Cos., Inc.	98,426	1,882,889
News Corp., Class A	91,350	1,152,837
News Corp., Class B	25,811	330,897
Omnicom Group, Inc.	58,250	3,838,675
Scripps Networks Interactive, Inc., Class A	22,561	1,109,776
TEGNA, Inc.	54,300	1,215,777
Time Warner Cable, Inc.	67,897	12,178,685
Time Warner, Inc.	195,700	13,454,375
Twenty-First Century Fox, Inc., Class A	292,935	7,903,386
Twenty-First Century Fox, Inc., Class B	103,445	2,800,256
Viacom, Inc., Class B	83,300	3,594,395
Walt Disney Co.	372,602	38,079,925

		129,868,195

Multiline Retail (0.7%)
Dollar General Corp.	70,650	5,117,886
Dollar Tree, Inc.*	56,295	3,752,625
Kohl’s Corp.	47,420	2,196,020
Macy’s, Inc.	79,322	4,070,805
Nordstrom, Inc.	33,370	2,392,963
Target Corp.	150,770	11,859,568

		29,389,867

Specialty Retail (2.7%)
Advance Auto Parts, Inc.	17,587	3,333,264
AutoNation, Inc.*	18,719	1,089,071
AutoZone, Inc.*	7,430	5,378,057
Bed Bath & Beyond, Inc.*	40,700	2,320,714
Best Buy Co., Inc.	73,575	2,731,104
CarMax, Inc.*	49,856	2,957,458
GameStop Corp., Class A	25,573	1,053,863
Gap, Inc.	57,055	1,626,068
Home Depot, Inc.	308,068	35,578,773
L Brands, Inc.	61,617	5,553,540
Lowe’s Cos., Inc.	221,930	15,295,416
O’Reilly Automotive, Inc.*	23,834	5,958,500
Ross Stores, Inc.	99,240	4,810,163
Signet Jewelers Ltd.	19,138	2,605,256
Staples, Inc.	154,345	1,810,467
Tiffany & Co.	26,860	2,074,129
TJX Cos., Inc.	161,800	11,555,756
Tractor Supply Co.	32,615	2,750,097
Urban Outfitters, Inc.*	22,678	666,280

		109,147,976

Textiles, Apparel & Luxury Goods (1.0%)
Coach, Inc.	66,300	1,918,059
Fossil Group, Inc.*	9,932	555,000
Hanesbrands, Inc.	96,503	2,792,797
Michael Kors Holdings Ltd.*	46,368	1,958,584
NIKE, Inc., Class B	162,650	20,001,070
PVH Corp.	19,856	2,024,121
Ralph Lauren Corp.	14,300	1,689,688
Under Armour, Inc., Class A*	43,216	4,182,444
VF Corp.	81,650	5,569,347

		40,691,110

Total Consumer Discretionary		531,298,810

Consumer Staples (9.8%)
Beverages (2.3%)
Brown-Forman Corp., Class B	25,475	2,468,527
Coca-Cola Co.	939,316	37,685,358
Coca-Cola Enterprises, Inc.	50,550	2,444,092
Constellation Brands, Inc., Class A	41,250	5,164,912
Dr. Pepper Snapple Group, Inc.	45,775	3,618,514
Molson Coors Brewing Co., Class B	37,950	3,150,609
Monster Beverage Corp.*	36,490	4,931,259
PepsiCo, Inc.	352,403	33,231,603

		92,694,874

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	105,450	$15,244,906
CVS Health Corp.	267,445	25,803,094
Kroger Co.	233,000	8,404,310
Sysco Corp.	132,700	5,171,319
Walgreens Boots Alliance, Inc.	209,650	17,421,915
Wal-Mart Stores, Inc.	378,618	24,549,591
Whole Foods Market, Inc.	85,850	2,717,153

		99,312,288

Food Products (1.7%)
Archer-Daniels-Midland Co.	146,066	6,054,436
Campbell Soup Co.	43,200	2,189,376
ConAgra Foods, Inc.	103,550	4,194,810
General Mills, Inc.	143,600	8,060,268
Hershey Co.	35,000	3,215,800
Hormel Foods Corp.	32,258	2,042,254
J.M. Smucker Co.	24,747	2,823,385
Kellogg Co.	61,100	4,066,205
Keurig Green Mountain, Inc.	28,769	1,500,016
Kraft Heinz Co.	142,527	10,059,556
McCormick & Co., Inc. (Non-Voting)	27,850	2,288,713
Mead Johnson Nutrition Co.	48,650	3,424,960
Mondelez International, Inc., Class A	386,531	16,184,053
Tyson Foods, Inc., Class A	72,950	3,144,145

		69,247,977

Household Products (1.8%)
Clorox Co.	30,850	3,564,100
Colgate-Palmolive Co.	215,950	13,704,187
Kimberly-Clark Corp.	87,394	9,529,442
Procter & Gamble Co.	650,755	46,815,315

		73,613,044

Personal Products (0.1%)
Estee Lauder Cos., Inc., Class A	54,150	4,368,822

Tobacco (1.5%)
Altria Group, Inc.	470,400	25,589,760
Philip Morris International, Inc.	371,650	29,482,995
Reynolds American, Inc.	198,824	8,801,938

		63,874,693

Total Consumer Staples		403,111,698

Energy (6.9%)
Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	104,557	5,441,146
Cameron International Corp.*	45,924	2,816,060
Diamond Offshore Drilling, Inc.	15,397	266,368
Ensco plc, Class A	56,520	795,802
FMC Technologies, Inc.*	54,960	1,703,760
Halliburton Co.	205,050	7,248,517
Helmerich & Payne, Inc.	25,769	1,217,843
National Oilwell Varco, Inc.	91,997	3,463,687
Schlumberger Ltd.	303,638	20,941,913
Transocean Ltd.	81,902	1,058,174

		44,953,270

Oil, Gas & Consumable Fuels (5.8%)
Anadarko Petroleum Corp.	121,894	7,361,179
Apache Corp.	90,680	3,551,029
Cabot Oil & Gas Corp.	99,236	2,169,299
Chesapeake Energy Corp.	124,000	908,920
Chevron Corp.	451,484	35,613,058
Cimarex Energy Co.	22,652	2,321,377
Columbia Pipeline Group, Inc.	76,159	1,392,948
ConocoPhillips Co.	295,884	14,190,597
CONSOL Energy, Inc.	54,850	537,530
Devon Energy Corp.	92,600	3,434,534
EOG Resources, Inc.	131,700	9,587,760
EQT Corp.	36,517	2,365,206
Exxon Mobil Corp.#	1,000,380	74,378,253
Hess Corp.	57,850	2,895,971
Kinder Morgan, Inc.	431,216	11,936,059
Marathon Oil Corp.	162,414	2,501,176
Marathon Petroleum Corp.	128,614	5,958,687
Murphy Oil Corp.	38,950	942,590
Newfield Exploration Co.*	39,100	1,286,390
Noble Energy, Inc.	101,906	3,075,523
Occidental Petroleum Corp.	183,250	12,121,987
ONEOK, Inc.	50,114	1,613,671
Phillips 66	114,842	8,824,459
Pioneer Natural Resources Co.	35,829	4,358,239
Range Resources Corp.	40,619	1,304,682
Southwestern Energy Co.*	92,143	1,169,295
Spectra Energy Corp.	161,056	4,230,941
Tesoro Corp.	29,504	2,868,969
Valero Energy Corp.	119,285	7,169,028
Williams Cos., Inc.	163,650	6,030,502

		236,099,859

Total Energy		281,053,129

Financials (16.4%)
Banks (6.0%)
Bank of America Corp.	2,511,621	39,131,055
BB&T Corp.	187,000	6,657,200
Citigroup, Inc.	722,100	35,823,381
Comerica, Inc.	42,650	1,752,915
Fifth Third Bancorp	192,717	3,644,279
Huntington Bancshares, Inc./Ohio	192,588	2,041,433
JPMorgan Chase & Co.	887,291	54,098,132
KeyCorp	201,700	2,624,117
M&T Bank Corp.	32,000	3,902,400
People’s United Financial, Inc.	74,343	1,169,415
PNC Financial Services Group, Inc.	123,179	10,987,567
Regions Financial Corp.	317,852	2,863,847
SunTrust Banks, Inc./Georgia	124,200	4,749,408
U.S. Bancorp	397,145	16,286,916
Wells Fargo & Co.	1,120,703	57,548,099
Zions Bancorp	48,950	1,348,083

		244,628,247

Capital Markets (2.1%)
Affiliated Managers Group, Inc.*	13,011	2,224,751
Ameriprise Financial, Inc.	42,807	4,671,528
Bank of New York Mellon Corp.	265,419	10,391,154
BlackRock, Inc.	30,814	9,166,241
Charles Schwab Corp.	287,155	8,201,147
E*TRADE Financial Corp.*	69,540	1,830,988
Franklin Resources, Inc.	92,701	3,454,039
Goldman Sachs Group, Inc.	96,592	16,783,826
Invesco Ltd.	102,801	3,210,475
Legg Mason, Inc.	26,263	1,092,803
Morgan Stanley	365,513	11,513,660
Northern Trust Corp.	52,500	3,578,400
State Street Corp.	97,920	6,581,203
T. Rowe Price Group, Inc.	61,486	4,273,277

		86,973,492

Consumer Finance (0.8%)
American Express Co.	204,210	15,138,087
Capital One Financial Corp.	130,094	9,434,417
Discover Financial Services	104,421	5,428,848
Navient Corp.	89,642	1,007,576

		31,008,928

Diversified Financial Services (2.1%)
Berkshire Hathaway, Inc., Class B*	449,474	58,611,410
CME Group, Inc./Illinois	81,015	7,513,331
Intercontinental Exchange, Inc.	26,516	6,230,995

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Leucadia National Corp.	80,842	$1,637,859
McGraw Hill Financial, Inc.	65,350	5,652,775
Moody’s Corp.	41,776	4,102,403
Nasdaq, Inc.	28,373	1,513,132

		85,261,905

Insurance (2.7%)
ACE Ltd.	77,727	8,036,972
Aflac, Inc.	103,300	6,004,829
Allstate Corp.	96,076	5,595,466
American International Group, Inc.	310,449	17,639,712
Aon plc	67,175	5,952,377
Assurant, Inc.	16,030	1,266,530
Chubb Corp.	54,500	6,684,425
Cincinnati Financial Corp.	35,413	1,905,219
Genworth Financial, Inc., Class A*	119,320	551,258
Hartford Financial Services Group, Inc.	99,450	4,552,821
Lincoln National Corp.	60,178	2,856,048
Loews Corp.	68,797	2,486,324
Marsh & McLennan Cos., Inc.	127,150	6,639,773
MetLife, Inc.	267,899	12,631,438
Principal Financial Group, Inc.	65,700	3,110,238
Progressive Corp.	140,500	4,304,920
Prudential Financial, Inc.	108,200	8,245,922
Torchmark Corp.	27,862	1,571,417
Travelers Cos., Inc.	74,674	7,432,303
Unum Group	59,120	1,896,570
XL Group plc	72,450	2,631,384

		111,995,946

Real Estate Investment Trusts (REITs) (2.6%)
American Tower Corp. (REIT)	101,542	8,933,665
Apartment Investment & Management Co. (REIT), Class A	37,433	1,385,770
AvalonBay Communities, Inc. (REIT)	31,914	5,579,205
Boston Properties, Inc. (REIT)	36,830	4,360,672
Crown Castle International Corp. (REIT)	80,060	6,314,332
Equinix, Inc. (REIT)	13,723	3,751,868
Equity Residential (REIT)	87,380	6,563,986
Essex Property Trust, Inc. (REIT)	15,757	3,520,429
General Growth Properties, Inc. (REIT)	140,154	3,639,799
HCP, Inc. (REIT)	110,958	4,133,185
Host Hotels & Resorts, Inc. (REIT)	180,189	2,848,788
Iron Mountain, Inc. (REIT)	45,984	1,426,424
Kimco Realty Corp. (REIT)	99,030	2,419,303
Macerich Co. (REIT)	32,240	2,476,677
Plum Creek Timber Co., Inc. (REIT)	41,870	1,654,284
Prologis, Inc. (REIT)	125,722	4,890,586
Public Storage (REIT)	35,310	7,472,655
Realty Income Corp. (REIT)	56,331	2,669,526
Simon Property Group, Inc. (REIT)	74,225	13,636,617
SL Green Realty Corp. (REIT)	23,940	2,589,350
Ventas, Inc. (REIT)	79,766	4,471,682
Vornado Realty Trust (REIT)	42,505	3,843,302
Welltower, Inc. (REIT)	84,433	5,717,803
Weyerhaeuser Co. (REIT)	123,329	3,371,815

		107,671,723

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	69,530	2,224,960

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	115,564	1,175,286

Total Financials		670,940,487

Health Care (14.5%)
Biotechnology (3.0%)
Alexion Pharmaceuticals, Inc.*	54,300	8,491,977
Amgen, Inc.	181,930	25,164,558
Baxalta, Inc.	129,850	4,091,573
Biogen, Inc.*	56,439	16,469,465
Celgene Corp.*	189,700	20,519,849
Gilead Sciences, Inc.	352,150	34,577,608
Regeneron Pharmaceuticals, Inc.*	18,634	8,667,419
Vertex Pharmaceuticals, Inc.*	58,733	6,116,455

		124,098,904

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	357,550	14,380,661
Baxter International, Inc.	130,850	4,298,422
Becton, Dickinson and Co.	50,429	6,689,911
Boston Scientific Corp.*	322,356	5,289,862
C.R. Bard, Inc.	17,800	3,316,318
DENTSPLY International, Inc.	33,480	1,693,084
Edwards Lifesciences Corp.*	25,829	3,672,109
Intuitive Surgical, Inc.*	8,963	4,119,216
Medtronic plc	339,302	22,712,876
St. Jude Medical, Inc.	67,572	4,263,117
Stryker Corp.	75,900	7,142,190
Varian Medical Systems, Inc.*	23,688	1,747,701
Zimmer Biomet Holdings, Inc.	40,950	3,846,433

		83,171,900

Health Care Providers & Services (2.8%)
Aetna, Inc.	83,678	9,155,210
AmerisourceBergen Corp.	49,250	4,678,257
Anthem, Inc.	62,750	8,785,000
Cardinal Health, Inc.	78,525	6,032,290
Cigna Corp.	61,750	8,337,485
DaVita HealthCare Partners, Inc.*	40,838	2,953,813
Express Scripts Holding Co.*	162,155	13,128,069
HCA Holdings, Inc.*	76,680	5,931,965
Henry Schein, Inc.*	20,066	2,663,160
Humana, Inc.	35,600	6,372,400
Laboratory Corp. of America Holdings*	24,150	2,619,550
McKesson Corp.	55,831	10,330,410
Patterson Cos., Inc.	20,800	899,600
Quest Diagnostics, Inc.	34,450	2,117,641
Tenet Healthcare Corp.*	23,825	879,619
UnitedHealth Group, Inc.	228,800	26,543,088
Universal Health Services, Inc., Class B	22,050	2,752,061

		114,179,618

Health Care Technology (0.1%)
Cerner Corp.*	73,642	4,415,574

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	79,473	2,728,308
PerkinElmer, Inc.	27,150	1,247,814
Thermo Fisher Scientific, Inc.	95,600	11,689,968
Waters Corp.*	19,700	2,328,737

		17,994,827

Pharmaceuticals (6.2%)
AbbVie, Inc.	397,127	21,607,680
Allergan plc*	94,516	25,690,394
Bristol-Myers Squibb Co.	400,023	23,681,362
Eli Lilly & Co.	234,060	19,588,481
Endo International plc*	49,968	3,461,783
Johnson & Johnson	664,360	62,018,006
Mallinckrodt plc*	28,176	1,801,573
Merck & Co., Inc.	675,717	33,373,663
Mylan N.V.*	98,850	3,979,701

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Perrigo Co. plc	35,139	$5,526,311
Pfizer, Inc.	1,479,690	46,477,063
Zoetis, Inc.	110,124	4,534,906

		251,740,923

Total Health Care		595,601,746

Industrials (10.0%)
Aerospace & Defense (2.7%)
Boeing Co.	153,224	20,064,683
General Dynamics Corp.	72,800	10,042,760
Honeywell International, Inc.	187,562	17,760,246
L-3 Communications Holdings, Inc.	19,250	2,012,010
Lockheed Martin Corp.	64,108	13,290,229
Northrop Grumman Corp.	45,020	7,471,069
Precision Castparts Corp.	33,050	7,591,915
Raytheon Co.	72,800	7,954,128
Rockwell Collins, Inc.	31,650	2,590,236
Textron, Inc.	66,300	2,495,532
United Technologies Corp.	198,750	17,686,763

		108,959,571

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	34,002	2,304,656
Expeditors International of Washington, Inc.	45,348	2,133,623
FedEx Corp.	63,060	9,079,379
United Parcel Service, Inc., Class B	167,600	16,540,444

		30,058,102

Airlines (0.6%)
American Airlines Group, Inc.	161,163	6,257,959
Delta Air Lines, Inc.	190,773	8,559,985
Southwest Airlines Co.	158,118	6,014,809
United Continental Holdings, Inc.*	90,624	4,807,603

		25,640,356

Building Products (0.1%)
Allegion plc	22,938	1,322,605
Masco Corp.	82,500	2,077,350

		3,399,955

Commercial Services & Supplies (0.4%)
ADT Corp.	40,718	1,217,468
Cintas Corp.	21,400	1,835,050
Pitney Bowes, Inc.	48,350	959,747
Republic Services, Inc.	57,751	2,379,341
Stericycle, Inc.*	20,415	2,844,014
Tyco International plc	101,036	3,380,665
Waste Management, Inc.	100,856	5,023,637

		17,639,922

Construction & Engineering (0.1%)
Fluor Corp.	34,750	1,471,662
Jacobs Engineering Group, Inc.*	29,614	1,108,452
Quanta Services, Inc.*	48,900	1,183,869

		3,763,983

Electrical Equipment (0.5%)
AMETEK, Inc.	58,048	3,037,071
Eaton Corp. plc	112,125	5,752,013
Emerson Electric Co.	157,600	6,961,192
Rockwell Automation, Inc.	32,200	3,267,334

		19,017,610

Industrial Conglomerates (2.4%)
3M Co.	149,950	21,258,412
Danaher Corp.	142,650	12,155,206
General Electric Co.	2,422,333	61,091,238
Roper Technologies, Inc.	24,205	3,792,924

		98,297,780

Machinery (1.2%)
Caterpillar, Inc.	144,600	9,451,056
Cummins, Inc.	39,850	4,326,913
Deere & Co.	74,800	5,535,200
Dover Corp.	37,500	2,144,250
Flowserve Corp.	31,941	1,314,053
Illinois Tool Works, Inc.	78,995	6,502,078
Ingersoll-Rand plc	63,615	3,229,734
Joy Global, Inc.	23,350	348,616
PACCAR, Inc.	85,100	4,439,667
Parker-Hannifin Corp.	33,200	3,230,360
Pentair plc	43,158	2,202,784
Snap-on, Inc.	14,000	2,113,160
Stanley Black & Decker, Inc.	36,746	3,563,627
Xylem, Inc.	43,500	1,428,975

		49,830,473

Professional Services (0.2%)
Dun & Bradstreet Corp.	8,706	914,130
Equifax, Inc.	28,350	2,755,053
Nielsen Holdings plc	87,921	3,909,847
Robert Half International, Inc.	32,200	1,647,352

		9,226,382

Road & Rail (0.9%)
CSX Corp.	236,000	6,348,400
J.B. Hunt Transport Services, Inc.	22,040	1,573,656
Kansas City Southern	26,490	2,407,411
Norfolk Southern Corp.	72,300	5,523,720
Ryder System, Inc.	12,800	947,712
Union Pacific Corp.	208,200	18,406,962

		35,207,861

Trading Companies & Distributors (0.2%)
Fastenal Co.	69,616	2,548,642
United Rentals, Inc.*	22,850	1,372,143
W.W. Grainger, Inc.	14,550	3,128,395

		7,049,180

Total Industrials		408,091,175

Information Technology (20.2%)
Communications Equipment (1.5%)
Cisco Systems, Inc.	1,220,250	32,031,563
F5 Networks, Inc.*	17,050	1,974,390
Harris Corp.	29,734	2,175,042
Juniper Networks, Inc.	84,790	2,179,951
Motorola Solutions, Inc.	38,524	2,634,271
QUALCOMM, Inc.	376,910	20,251,374

		61,246,591

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	74,132	3,777,766
Corning, Inc.	294,042	5,033,999
FLIR Systems, Inc.	33,607	940,660
TE Connectivity Ltd.	96,520	5,780,583

		15,533,008

Internet Software & Services (3.8%)
Akamai Technologies, Inc.*	42,848	2,959,083
eBay, Inc.*	268,900	6,571,916
Facebook, Inc., Class A*	542,152	48,739,465
Google, Inc., Class A*	69,599	44,429,914
Google, Inc., Class C*	71,043	43,223,982
VeriSign, Inc.*	23,950	1,689,912
Yahoo!, Inc.*	207,727	6,005,387

		153,619,659

IT Services (3.7%)
Accenture plc, Class A	149,700	14,709,522
Alliance Data Systems Corp.*	14,800	3,832,904
Automatic Data Processing, Inc.	111,760	8,981,034
Cognizant Technology Solutions Corp., Class A*	146,250	9,156,712
Computer Sciences Corp.	33,200	2,037,816

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Fidelity National Information Services, Inc.	67,549	$4,531,187
Fiserv, Inc.*	56,300	4,876,143
International Business Machines Corp.	216,217	31,344,978
MasterCard, Inc., Class A	239,400	21,574,728
Paychex, Inc.	77,085	3,671,559
PayPal Holdings, Inc.*	266,000	8,256,640
Teradata Corp.*	33,915	982,178
Total System Services, Inc.	40,585	1,843,777
Visa, Inc., Class A	468,172	32,612,862
Western Union Co.	122,679	2,252,386
Xerox Corp.	241,016	2,345,086

		153,009,512

Semiconductors & Semiconductor Equipment (2.4%)
Altera Corp.	72,550	3,633,304
Analog Devices, Inc.	75,200	4,242,032
Applied Materials, Inc.	288,000	4,230,720
Avago Technologies Ltd.	62,367	7,796,499
Broadcom Corp., Class A	134,100	6,896,763
First Solar, Inc.*	18,100	773,775
Intel Corp.	1,140,530	34,375,574
KLA-Tencor Corp.	37,700	1,885,000
Lam Research Corp.	37,938	2,478,490
Linear Technology Corp.	57,450	2,318,107
Microchip Technology, Inc.	50,586	2,179,751
Micron Technology, Inc.*	258,200	3,867,836
NVIDIA Corp.	122,850	3,028,252
Qorvo, Inc.*	35,825	1,613,916
Skyworks Solutions, Inc.	45,747	3,852,355
Texas Instruments, Inc.	246,231	12,193,359
Xilinx, Inc.	62,050	2,630,920

		97,996,653

Software (3.9%)
Activision Blizzard, Inc.	120,604	3,725,458
Adobe Systems, Inc.*	119,430	9,819,535
Autodesk, Inc.*	54,180	2,391,505
CA, Inc.	75,145	2,051,458
Citrix Systems, Inc.*	38,500	2,667,280
Electronic Arts, Inc.*	74,730	5,062,958
Intuit, Inc.	66,500	5,901,875
Microsoft Corp.	1,918,923	84,931,532
Oracle Corp.	780,217	28,181,438
Red Hat, Inc.*	44,030	3,164,876
salesforce.com, Inc.*	148,872	10,336,183
Symantec Corp.	164,100	3,195,027

		161,429,125

Technology Hardware, Storage & Peripherals (4.5%)
Apple, Inc.	1,368,210	150,913,563
EMC Corp.	461,730	11,155,397
Hewlett-Packard Co.	433,319	11,097,300
NetApp, Inc.	71,980	2,130,608
SanDisk Corp.	48,980	2,661,083
Seagate Technology plc	72,390	3,243,072
Western Digital Corp.	55,270	4,390,649

		185,591,672

Total Information Technology		828,426,220

Materials (2.8%)
Chemicals (2.1%)
Air Products and Chemicals, Inc.	46,450	5,926,091
Airgas, Inc.	16,109	1,439,017
CF Industries Holdings, Inc.	55,875	2,508,787
Dow Chemical Co.	277,851	11,780,882
E.I. du Pont de Nemours & Co.	217,000	10,459,400
Eastman Chemical Co.	35,650	2,307,268
Ecolab, Inc.	63,741	6,993,663
FMC Corp.	31,960	1,083,764
International Flavors & Fragrances, Inc.	19,350	1,998,081
LyondellBasell Industries N.V., Class A	89,427	7,454,635
Monsanto Co.	112,198	9,574,977
Mosaic Co.	80,810	2,513,999
PPG Industries, Inc.	65,000	5,699,850
Praxair, Inc.	68,750	7,002,875
Sherwin-Williams Co.	19,000	4,232,820
Sigma-Aldrich Corp.	28,700	3,987,004

		84,963,113

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	16,123	2,449,890
Vulcan Materials Co.	31,950	2,849,940

		5,299,830

Containers & Packaging (0.2%)
Avery Dennison Corp.	21,900	1,238,883
Ball Corp.	33,100	2,058,820
Owens-Illinois, Inc.*	38,532	798,383
Sealed Air Corp.	49,334	2,312,778
WestRock Co.	62,756	3,228,168

		9,637,032

Metals & Mining (0.3%)
Alcoa, Inc.	314,198	3,035,153
Freeport-McMoRan, Inc.	249,488	2,417,539
Newmont Mining Corp.	126,850	2,038,479
Nucor Corp.	76,600	2,876,330

		10,367,501

Paper & Forest Products (0.1%)
International Paper Co.	100,135	3,784,102

Total Materials		114,051,578

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	1,475,717	48,078,860
CenturyLink, Inc.	134,990	3,390,949
Frontier Communications Corp.	280,280	1,331,330
Level 3 Communications, Inc.*	69,109	3,019,372
Verizon Communications, Inc.	975,436	42,441,220

Total Telecommunication Services		98,261,731

Utilities (3.1%)
Electric Utilities (1.8%)
American Electric Power Co., Inc.	117,680	6,691,285
Duke Energy Corp.	165,100	11,877,294
Edison International	78,150	4,928,920
Entergy Corp.	43,000	2,799,300
Eversource Energy	76,094	3,851,878
Exelon Corp.	206,720	6,139,584
FirstEnergy Corp.	101,332	3,172,705
NextEra Energy, Inc.	110,450	10,774,398
Pepco Holdings, Inc.	60,805	1,472,697
Pinnacle West Capital Corp.	26,550	1,702,917
PPL Corp.	160,738	5,286,673
Southern Co.	217,950	9,742,365
Xcel Energy, Inc.	121,595	4,305,679

		72,745,695

Gas Utilities (0.0%)
AGL Resources, Inc.	28,810	1,758,562

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	163,750	1,603,112

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
NRG Energy, Inc.	79,268	$1,177,130

		2,780,242

Multi-Utilities (1.2%)
Ameren Corp.	58,200	2,460,114
CenterPoint Energy, Inc.	103,200	1,861,728
CMS Energy Corp.	66,300	2,341,716
Consolidated Edison, Inc.	70,250	4,696,213
Dominion Resources, Inc.	142,546	10,032,387
DTE Energy Co.	43,050	3,459,929
NiSource, Inc.	76,259	1,414,604
PG&E Corp.	117,350	6,196,080
Public Service Enterprise Group, Inc.	121,350	5,116,116
SCANA Corp.	34,261	1,927,524
Sempra Energy	56,522	5,466,808
TECO Energy, Inc.	56,400	1,481,064
WEC Energy Group, Inc.	75,682	3,952,114

		50,406,397

Total Utilities		127,690,896

Total Common Stocks (99.1%) (Cost $2,457,541,366)		4,058,527,470

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	38,088,481	38,088,481

Total Short-Term Investment (0.9%) (Cost $38,088,481)		38,088,481

Total Investments (100.0%) (Cost $2,495,629,847)		4,096,615,951
Other Assets Less Liabilities (0.0%)		1,740,529

Net Assets (100%)		$4,098,356,480

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $13,159,950.

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	350	December-15	$34,095,457	$33,402,250	$(693,207)

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$531,298,810	$—	$—	$531,298,810
Consumer Staples	403,111,698	—	—	403,111,698
Energy	281,053,129	—	—	281,053,129
Financials	670,940,487	—	—	670,940,487
Health Care	595,601,746	—	—	595,601,746
Industrials	408,091,175	—	—	408,091,175
Information Technology	828,426,220	—	—	828,426,220
Materials	114,051,578	—	—	114,051,578
Telecommunication Services	98,261,731	—	—	98,261,731
Utilities	127,690,896	—	—	127,690,896
Short-Term Investments	38,088,481	—	—	38,088,481

Total Assets	$4,096,615,951	$—	$—	$4,096,615,951

Liabilities:
Futures	$(693,207)	$—	$—	$(693,207)

Total Liabilities	$(693,207)	$—	$—	$(693,207)

Total	$4,095,922,744	$—	$—	$4,095,922,744

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,798,133,264
Aggregate gross unrealized depreciation	(234,189,912)

Net unrealized appreciation	$1,563,943,352

Federal income tax cost of investments	$2,532,672,599

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.3%)
Auto Components (0.5%)
Remy International, Inc.	40,000	$1,170,000

Diversified Consumer Services (0.0%)
Funespana S.A.*	2,000	16,426

Hotels, Restaurants & Leisure (0.4%)
Belmond Ltd., Class A*	20,000	202,200
Dover Motorsports, Inc.	80,216	184,496
Eldorado Resorts, Inc.*	48,000	432,960
International Game Technology plc (Italian Stock Exchange)	15,001	229,961

		1,049,617

Household Durables (0.9%)
Blyth, Inc.*	97,500	582,075
Nobility Homes, Inc.*	8,000	86,080
Sony Corp. (ADR)	70,000	1,715,000

		2,383,155

Internet & Catalog Retail (0.1%)
zulily, Inc., Class A*	15,000	261,000

Media (8.7%)
ACME Communications, Inc.*	38,000	775
AMC Networks, Inc., Class A*	6,000	439,020
Beasley Broadcast Group, Inc., Class A	48,457	200,612
Cablevision Systems Corp. - New York Group, Class A	100,000	3,247,000
Chime Communications plc	20,000	109,999
Clear Channel Outdoor Holdings, Inc., Class A*	250,000	1,782,500
Crown Media Holdings, Inc., Class A*	66,000	353,100
DISH Network Corp., Class A*	1,000	58,340
EW Scripps Co., Class A	135,000	2,385,450
Interpublic Group of Cos., Inc.	150,000	2,869,500
Journal Media Group, Inc.	41,000	307,500
Liberty Broadband Corp.*	603	30,923
Liberty Global plc*	42,725	1,777,011
Liberty Global plc LiLAC, Class A*	636	21,427
Liberty Global plc LiLAC, Class C*	1,500	51,360
Liberty Media Corp.*	2,000	70,180
Loral Space & Communications, Inc.*	8,000	376,640
Martha Stewart Living Omnimedia, Inc., Class A*	25,000	149,000
Media General, Inc.*	232,636	3,254,578
Meredith Corp.	8,000	340,640
Salem Media Group, Inc.	23,000	140,760
SFX Entertainment, Inc.*	60,000	30,594
Telenet Group Holding N.V.*	40,000	2,293,592
Time Warner Cable, Inc.	7,000	1,255,590
Time Warner, Inc.	5,000	343,750

		21,889,841

Specialty Retail (0.7%)
Pep Boys-Manny, Moe & Jack*	122,600	1,494,494
World Duty Free S.p.A.*	24,000	274,401

		1,768,895

Total Consumer Discretionary		28,538,934

Consumer Staples (1.7%)
Food Products (1.6%)
GrainCorp Ltd., Class A	56,000	356,592
Parmalat S.p.A.	810,000	2,089,577
Tootsie Roll Industries, Inc.	46,145	1,443,877
Warrnambool Cheese & Butter Factory Co. Holding Ltd.*	15,000	97,915

		3,987,961

Personal Products (0.1%)
Avon Products, Inc.	110,000	357,500

Total Consumer Staples		4,345,461

Energy (0.9%)
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.	5,000	260,200
Cameron International Corp.*	5,000	306,600

		566,800

Oil, Gas & Consumable Fuels (0.7%)
Alvopetro Energy Ltd.*	320,000	50,356
Anadarko Petroleum Corp.	2,000	120,780
Atlas Resource Partners LP	1	3
BG Group plc	37,500	540,740
Gulf Coast Ultra Deep Royalty Trust*	350,000	100,800
Noble Energy, Inc.	4,000	120,720
WesternZagros Resources Ltd.*	32,000	2,997
Whiting Petroleum Corp.*	54,000	824,580

		1,760,976

Total Energy		2,327,776

Financials (16.7%)
Banks (1.6%)
BB&T Corp.	17,000	605,200
City National Corp./California	3,000	264,180
First Niagara Financial Group, Inc.	40,000	408,400
Flushing Financial Corp.	66,000	1,321,320
Hilltop Holdings, Inc.*	45,000	891,450
National Penn Bancshares, Inc.	200	2,350
Sterling Bancorp/Delaware	30,000	446,100

		3,939,000

Capital Markets (0.0%)
BKF Capital Group, Inc.*	12,000	6,612

Diversified Financial Services (0.2%)
Investment AB Kinnevik, Class B	20,000	572,595

Insurance (10.9%)
Amlin plc	50,000	497,420
Aspen Insurance Holdings Ltd.	3,000	139,410
HCC Insurance Holdings, Inc.	110,000	8,521,700
National Interstate Corp.	104,000	2,774,720
PartnerReinsurance Ltd.	49,000	6,805,120
Phoenix Cos., Inc.*	1,000	32,990
StanCorp Financial Group, Inc.	74,000	8,450,800
Symetra Financial Corp.	8,000	253,120

		27,475,280

Real Estate Investment Trusts (REITs) (3.4%)
Ryman Hospitality Properties, Inc. (REIT)	75,000	3,692,250
Strategic Hotels & Resorts, Inc. (REIT)*	350,000	4,826,500

		8,518,750

Real Estate Management & Development (0.0%)
Conwert Immobilien Invest SE*	1,000	13,522

Thrifts & Mortgage Finance (0.6%)
Home Loan Servicing Solutions Ltd.	1,000	695
Hudson City Bancorp, Inc.	150,000	1,525,500

		1,526,195

Total Financials		42,051,954

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (10.4%)
Biotechnology (4.1%)
Ambit Biosciences, Corp.*	20,000	$12,000
Chelsea Therapeutics International Ltd.*†	12,000	720
Durata Therapeutics, Inc.*†	20,000	2,400
Grifols S.A. (ADR)	17,000	516,800
KYTHERA Biopharmaceuticals, Inc.*	130,000	9,747,400
Prosensa Holdings N.V.*†	40,000	32,700
Q-Med AB (Preference)(q)*†	263,700	—
Trius Therapeutics, Inc.*†	200,000	19,500

		10,331,520

Health Care Equipment & Supplies (3.2%)
Alere, Inc.*	4,000	192,600
American Medical Alert Corp.*†	140,898	1,057
Audika Groupe*	6,000	119,027
Exactech, Inc.*	10,000	174,300
ICU Medical, Inc.*	4,000	438,000
Synergetics USA, Inc.*	12,000	78,840
Thoratec Corp.*	110,000	6,958,600

		7,962,424

Health Care Providers & Services (2.2%)
Amica Mature Lifestyles, Inc.	33,000	454,507
Chemed Corp.	2,000	266,940
Cigna Corp.	3,500	472,570
Humana, Inc.	1,500	268,500
IPC Healthcare, Inc.*	50,000	3,884,500
Laboratory Corp. of America Holdings*	1,200	130,164
Synergy Health plc*	1,000	32,873

		5,510,054

Health Care Technology (0.3%)
Merge Healthcare, Inc.*	126,000	894,600

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	14,000	480,620
Furiex Pharmaceuticals, Inc.*†	7,700	56,421
Illumina, Inc.*	400	70,328
WuXi PharmaTech Cayman, Inc. (ADR)*	8,000	345,680

		953,049

Pharmaceuticals (0.2%)
Adolor Corp.*†	40,000	15,600
Mylan N.V.*	6,000	241,560
Omthera Pharmaceuticals, Inc.*†	100	45
Perrigo Co. plc	500	78,635
Teva Pharmaceutical Industries Ltd.*†	250,000	99,375

		435,215

Total Health Care		26,086,862

Industrials (7.2%)
Aerospace & Defense (1.2%)
Precision Castparts Corp.	13,500	3,101,085

Air Freight & Logistics (1.2%)
Park-Ohio Holdings Corp.	3,000	86,580
TNT Express N.V.	400,000	3,047,501

		3,134,081

Building Products (0.3%)
Fortune Brands Home & Security, Inc.	14,000	664,580
Griffon Corp.	4,000	63,080

		727,660

Commercial Services & Supplies (0.2%)
R.R. Donnelley & Sons Co.	32,000	465,920

Electrical Equipment (0.4%)
HellermannTyton Group plc	125,000	883,048

Machinery (1.3%)
Adept Technology, Inc.*	32,300	418,608
CIRCOR International, Inc.	6,000	240,720
Navistar International Corp.*	100,000	1,272,000
Xylem, Inc.	41,000	1,346,850

		3,278,178

Professional Services (0.2%)
Towers Watson & Co., Class A	4,000	469,520

Road & Rail (2.0%)
Con-way, Inc.	60,000	2,847,000
Hertz Global Holdings, Inc.*	130,000	2,174,900

		5,021,900

Trading Companies & Distributors (0.4%)
Kaman Corp.	30,000	1,075,500

Total Industrials		18,156,892

Information Technology (12.6%)
Communications Equipment (0.4%)
Harris Corp.	13,000	950,950

Electronic Equipment, Instruments & Components (1.2%)
Axis Communications AB	72,800	3,007,878
Data Modul AG	500	18,887
Gerber Scientific, Inc. (Escrow Shares)*†	320,000	—

		3,026,765

Internet Software & Services (3.9%)
Dealertrack Technologies, Inc.*	140,000	8,842,400
Rocket Fuel, Inc.*	2,500	11,675
Xoom Corp.*	40,000	995,200

		9,849,275

IT Services (0.6%)
Blackhawk Network Holdings, Inc.*	36,000	1,526,040
Innovation Group plc	2,000	1,181

		1,527,221

Semiconductors & Semiconductor Equipment (6.3%)
Altera Corp.	207,000	10,366,560
Atmel Corp.	15,000	121,050
Broadcom Corp., Class A	57,000	2,931,510
EZchip Semiconductor Ltd.*	98,400	2,475,744
Pericom Semiconductor Corp.	500	9,125

		15,903,989

Software (0.0%)
Envivio, Inc.*	16,000	65,440
Solera Holdings, Inc.	1,000	54,000

		119,440

Technology Hardware, Storage & Peripherals (0.2%)
Dot Hill Systems Corp.*	50,000	486,500

Total Information Technology		31,864,140

Materials (11.9%)
Chemicals (10.0%)
Alent plc	175,000	1,288,295
Chemtura Corp.*	100,000	2,862,000
Cytec Industries, Inc.	75,000	5,538,750
Ferro Corp.*	10,000	109,500

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
International Flavors & Fragrances, Inc.	10,000	$1,032,600
OM Group, Inc.	44,000	1,447,160
Sigma-Aldrich Corp.	92,000	12,780,640

		25,058,945

Construction Materials (1.3%)
Italcementi S.p.A.	60,000	664,618
Vulcan Materials Co.	30,000	2,676,000

		3,340,618

Containers & Packaging (0.3%)
Greif, Inc., Class A	3,000	95,730
Myers Industries, Inc.	55,000	737,000
Rexam plc	1,000	7,927

		840,657

Metals & Mining (0.2%)
Alamos Gold, Inc., Class A	10,000	36,900
AuRico Metals, Inc.*	8,876	4,482
Osisko Gold Royalties Ltd.	28,000	295,841
Pan American Silver Corp.	35,000	222,406
Yamana Gold, Inc.	10,000	16,860

		576,489

Paper & Forest Products (0.1%)
Norbord, Inc.	20,000	286,849

Total Materials		30,103,558

Telecommunication Services (5.5%)
Diversified Telecommunication Services (2.4%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	101,313
AT&T, Inc.	130,000	4,235,400
Cincinnati Bell, Inc.*	400,000	1,248,000
Koninklijke KPN N.V.	100,000	374,836

		5,959,549

Wireless Telecommunication Services (3.1%)
Leap Wireless International, Inc.*†	430,000	812,700
Millicom International Cellular S.A.	25,000	1,564,000
Telephone & Data Systems, Inc.	20,000	499,200
T-Mobile US, Inc.*	70,000	2,786,700
U.S. Cellular Corp.*	60,000	2,125,800

		7,788,400

Total Telecommunication Services		13,747,949

Utilities (9.2%)
Electric Utilities (6.3%)
Cleco Corp.	201,000	10,701,240
Hawaiian Electric Industries, Inc.	22,000	631,180
Pepco Holdings, Inc.	115,000	2,785,300
PNM Resources, Inc.	22,000	617,100
UIL Holdings Corp.	23,094	1,160,935

		15,895,755

Gas Utilities (1.0%)
AGL Resources, Inc.	9,000	549,360
National Fuel Gas Co.	41,000	2,049,180

		2,598,540

Multi-Utilities (0.1%)
Engie*†	3,801	—
TECO Energy, Inc.	6,000	157,560

		157,560

Water Utilities (1.8%)
Severn Trent plc	140,000	4,635,144

Total Utilities		23,286,999

Total Common Stocks (87.4%) (Cost $218,272,976)		220,510,525

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.1%)
Food & Staples Retailing (0.1%)
Safeway, Inc. (Casa Ley subsidiary) (Contingent Value Rights)*	350,000	157,500
Safeway, Inc. (PDC subsidiary) (Contingent Value Rights)*†	350,000	17,080

Total Consumer Staples		174,580

Health Care (0.0%)
Health Care Equipment & Supplies (0.0%)
Wright Medical Group, Inc.,expiring 3/1/19*	5,000	22,600

Pharmaceuticals (0.0%)
Furiex Pharmaceuticals, Inc. (Contingent Value Shares)*†	10,000	—

Total Health Care		22,600

Total Rights (0.1%) (Cost $—)		197,180

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Kinder Morgan, Inc.,expiring 5/25/17*	20,000	18,400

Total Energy		18,400

Materials (0.0%)
Metals & Mining (0.0%)
HudBay Minerals, Inc.,expiring 7/20/18*	850	223

Total Materials		223

Total Warrants (0.0%) (Cost $887)		18,623

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (11.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	29,380,821	29,380,821

Total Short-Term Investment (11.7%) (Cost $29,380,821)		29,380,821

Total Investments (99.2%) (Cost $247,654,684)		250,107,149
Other Assets Less Liabilities (0.8%)		2,074,773

Net Assets (100%)		$252,181,922

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

*	Non-income producing.

†	Securities (totaling $1,057,598 or 0.4% of net assets) held at fair value by management.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$25,372,553	$3,166,381	$—		$28,538,934
Consumer Staples	1,801,377	2,544,084	—		4,345,461
Energy	1,787,036	540,740	—		2,327,776
Financials	40,961,805	1,090,149	—		42,051,954
Health Care	25,695,144	163,900	227,818		26,086,862
Industrials	14,226,343	3,930,549	—		18,156,892
Information Technology	28,836,194	3,027,946	—	(b)	31,864,140
Materials	28,142,718	1,960,840	—		30,103,558
Telecommunication Services	12,459,100	476,149	812,700		13,747,949
Utilities	18,651,855	4,635,144	—	(b)	23,286,999
Rights
Consumer Staples	—	—	174,580		174,580
Health Care	22,600	—	—	(b)	22,600
Short-Term Investments	29,380,821	—	—		29,380,821
Warrants
Energy	18,400	—	—		18,400
Materials	223	—	—		223

Total Assets	$227,356,169	$21,535,882	$1,215,098		$250,107,149

Total Liabilities	$—	$—	$—		$—

Total	$227,356,169	$21,535,882	$1,215,098		$250,107,149

(a)	Securities with a market value of $834,600 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,801,017
Aggregate gross unrealized depreciation	(14,297,290)

Net unrealized appreciation	$1,503,727

Federal income tax cost of investments	$248,603,422

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (25.7%)
Auto Components (4.7%)
BorgWarner, Inc.	258,000	$10,730,220
Brembo S.p.A.	365,000	14,150,550
Cooper Tire & Rubber Co.	200,000	7,902,000
Dana Holding Corp.	935,000	14,847,800
Federal-Mogul Holdings Corp.*	2,050,000	14,001,500
Gentex Corp.	260,000	4,030,000
Modine Manufacturing Co.*	650,058	5,115,957
SORL Auto Parts, Inc.*	100,096	177,170
Spartan Motors, Inc.	290,000	1,197,700
Standard Motor Products, Inc.	160,000	5,580,800
Stoneridge, Inc.*	310,000	3,825,400
Strattec Security Corp.	135,700	8,557,242
Superior Industries International, Inc.	730,000	13,636,400
Tenneco, Inc.*	430,000	19,251,100

		123,003,839

Automobiles (0.1%)
Thor Industries, Inc.	4,000	207,200
Winnebago Industries, Inc.	100,000	1,915,000

		2,122,200

Diversified Consumer Services (0.2%)
Ascent Capital Group, Inc., Class A*	95,000	2,601,100
Cambium Learning Group, Inc.*	195,000	930,150
Universal Technical Institute, Inc.	345,000	1,210,950

		4,742,200

Hotels, Restaurants & Leisure (6.2%)
Belmond Ltd., Class A*	334,000	3,376,740
Biglari Holdings, Inc.*	33,047	12,086,610
Boyd Gaming Corp.*	1,345,000	21,923,500
Canterbury Park Holding Corp.‡	290,000	2,891,300
Cheesecake Factory, Inc.	574,000	30,973,040
Churchill Downs, Inc.	354,000	47,368,740
Cracker Barrel Old Country Store, Inc.	6,000	883,680
Denny’s Corp.*	330,000	3,639,900
Dover Downs Gaming & Entertainment, Inc.*	85,000	84,626
Dover Motorsports, Inc.	644,116	1,481,467
Dunkin’ Brands Group, Inc.	2,500	122,500
Golden Entertainment, Inc.*	75,000	678,750
International Speedway Corp., Class A	125,000	3,965,000
Krispy Kreme Doughnuts, Inc.*	210,000	3,072,300
Las Vegas Sands Corp.	218,000	8,277,460
Marcus Corp.	648,014	12,532,590
Morgans Hotel Group Co.*	220,000	730,400
Nathan’s Famous, Inc.	148,100	5,630,762
Penn National Gaming, Inc.*	25,000	419,500
Speedway Motorsports, Inc.	54,000	974,700

		161,113,565

Household Durables (1.7%)
Bassett Furniture Industries, Inc.	200,000	5,570,000
Blyth, Inc.*	214,100	1,278,177
Cavco Industries, Inc.*	156,500	10,656,085
Ethan Allen Interiors, Inc.	150,000	3,961,500
Harman International Industries, Inc.	70,000	6,719,300
La-Z-Boy, Inc.	416,000	11,048,960
Lennar Corp., Class B	76,000	3,009,600
Nobility Homes, Inc.*	100,315	1,079,390
Skyline Corp.*	190,990	550,051

		43,873,063

Internet & Catalog Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	650,000	5,915,000
Liberty TripAdvisor Holdings, Inc., Class A*	24,000	532,080
Liberty Ventures*	24,000	968,400

		7,415,480

Leisure Products (0.3%)
Brunswick Corp.	60,000	2,873,400
Marine Products Corp.	460,014	3,192,497
Universal Entertainment Corp.	75,000	1,334,852

		7,400,749

Media (6.6%)
ACME Communications, Inc.*	305,000	6,222
AMC Networks, Inc., Class A*	66,000	4,829,220
Beasley Broadcast Group, Inc., Class A‡	560,100	2,318,814
Cablevision Systems Corp. - New York Group, Class A	307,000	9,968,290
Carmike Cinemas, Inc.*	63,000	1,265,670
Clear Channel Outdoor Holdings, Inc., Class A*	290,171	2,068,919
Crown Media Holdings, Inc., Class A*	385,000	2,059,750
Cumulus Media, Inc., Class A*	5	4
Discovery Communications, Inc., Class A*	12,000	312,360
Discovery Communications, Inc., Class C*	35,000	850,150
DISH Network Corp., Class A*	15,000	875,100
Emmis Communications Corp., Class A*	90,000	111,600
EW Scripps Co., Class A	1,340,000	23,677,800
Gray Television, Inc.*	450,000	5,742,000
Gray Television, Inc., Class A*	4,000	45,080
Grupo Televisa S.A.B. (ADR)	110,000	2,862,200
Il Sole 24 Ore S.p.A.*	250,000	191,622
IMAX Corp.*	40,000	1,351,600
Interpublic Group of Cos., Inc.	890,000	17,025,700
Journal Media Group, Inc.	345,875	2,594,062
Live Nation Entertainment, Inc.*	930,000	22,357,200
Loral Space & Communications, Inc.*	10,101	475,555
Madison Square Garden Co., Class A*	565,000	40,759,100
Media General, Inc.*	1,315,000	18,396,850
Meredith Corp.	60,000	2,554,800
Rentrak Corp.*	16,000	865,120
Salem Media Group, Inc.	667,000	4,082,040
Sinclair Broadcast Group, Inc., Class A	180,000	4,557,600
World Wrestling Entertainment, Inc., Class A	22,000	371,800

		172,576,228

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	648,000	2,034,720

Specialty Retail (5.2%)
Aaron’s, Inc.	270,000	9,749,700
AutoNation, Inc.*	423,000	24,610,140
Barnes & Noble Education, Inc.*	22,752	289,178
Barnes & Noble, Inc.	36,000	435,960
Bed Bath & Beyond, Inc.*	44,000	2,508,880
Big 5 Sporting Goods Corp.	355,000	3,684,900
Bowlin Travel Centers, Inc.*	76,000	109,440
Monro Muffler Brake, Inc.	60,000	4,053,000
Murphy USA, Inc.*	30,000	1,648,500
O’Reilly Automotive, Inc.*	95,000	23,750,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Penske Automotive Group, Inc.	470,000	$22,766,800
Pep Boys-Manny, Moe & Jack*	1,177,000	14,347,630
Pier 1 Imports, Inc.	830,000	5,727,000
Sally Beauty Holdings, Inc.*	500,000	11,875,000
Tractor Supply Co.	112,500	9,486,000
Winmark Corp.	2,000	205,840

		135,247,968

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.	210,000	6,077,400
Movado Group, Inc.	63,000	1,627,290
Wolverine World Wide, Inc.	45,000	973,800

		8,678,490

Total Consumer Discretionary		668,208,502

Consumer Staples (8.2%)
Beverages (0.7%)
Boston Beer Co., Inc., Class A*	16,000	3,369,760
Brown-Forman Corp., Class A	45,000	4,814,550
Brown-Forman Corp., Class B	4,537	439,635
Cott Corp.	510,000	5,523,300
Crimson Wine Group Ltd.*	250,000	2,262,500
Davide Campari-Milano S.p.A.	350,000	2,792,592

		19,202,337

Food & Staples Retailing (2.3%)
Casey’s General Stores, Inc.	120,500	12,401,860
Ingles Markets, Inc., Class A‡	804,000	38,455,320
United Natural Foods, Inc.*	90,000	4,365,900
Village Super Market, Inc., Class A	101,000	2,384,610
Weis Markets, Inc.	66,500	2,776,375

		60,384,065

Food Products (4.1%)
Boulder Brands, Inc.*	598,000	4,897,620
Dean Foods Co.	25,710	424,729
Diamond Foods, Inc.*	335,000	10,338,100
Farmer Bros Co.*	79,200	2,158,200
Flowers Foods, Inc.	60,000	1,484,400
Hain Celestial Group, Inc.*	360,000	18,576,000
Ingredion, Inc.	55,000	4,802,050
J&J Snack Foods Corp.	47,000	5,342,020
John B. Sanfilippo & Son, Inc.	19,000	973,940
Lifeway Foods, Inc.*	240,098	2,516,227
Maple Leaf Foods, Inc.	125,000	2,063,507
Post Holdings, Inc.*	175,000	10,342,500
Rock Field Co., Ltd.	200,000	4,641,408
Snyder’s-Lance, Inc.	626,049	21,116,633
Tootsie Roll Industries, Inc.	439,453	13,750,484
WhiteWave Foods Co.*	42,000	1,686,300

		105,114,118

Household Products (0.8%)
Church & Dwight Co., Inc.	58,000	4,866,200
Energizer Holdings, Inc.	30,000	1,161,300
Katy Industries, Inc.*‡	461,700	1,389,717
Oil-Dri Corp. of America‡	450,000	10,305,000
WD-40 Co.	42,000	3,740,940

		21,463,157

Personal Products (0.3%)
Edgewell Personal Care Co.	30,000	2,448,000
Elizabeth Arden, Inc.*	87,000	1,017,030
Revlon, Inc., Class A*	22,000	647,900
United-Guardian, Inc.	142,000	2,558,840

		6,671,770

Total Consumer Staples		212,835,447

Energy (1.6%)
Energy Equipment & Services (1.4%)
Oceaneering International, Inc.	120,000	4,713,600
Rowan Cos., plc, Class A	180,000	2,907,000
RPC, Inc.	2,430,000	21,505,500
Steel Excel, Inc.*	310,000	6,184,500

		35,310,600

Oil, Gas & Consumable Fuels (0.2%)
Black Ridge Oil and Gas, Inc.*	45,503	7,826
Clean Energy Fuels Corp.*	2,000	9,000
Navigator Holdings Ltd.*	35,000	467,250
ONEOK, Inc.	140,000	4,508,000

		4,992,076

Total Energy		40,302,676

Financials (6.6%)
Banks (2.1%)
BBCN Bancorp, Inc.	575,000	8,636,500
Boston Private Financial Holdings, Inc.	610,000	7,137,000
FCB Financial Holdings, Inc., Class A*	16,000	521,920
Fidelity Southern Corp.	31,614	668,320
First Niagara Financial Group, Inc.	678,000	6,922,380
FirstMerit Corp.	155,000	2,738,850
Flushing Financial Corp.	575,000	11,511,500
Hilltop Holdings, Inc.*	230,000	4,556,300
Sterling Bancorp/Delaware	745,400	11,084,098

		53,776,868

Capital Markets (2.1%)
BKF Capital Group, Inc.*	66,000	36,366
Calamos Asset Management, Inc., Class A	165,000	1,564,200
Charles Schwab Corp.	98,000	2,798,880
Cohen & Steers, Inc.	444,000	12,187,800
GAM Holding AG*	265,000	4,676,178
Janus Capital Group, Inc.	1,500,000	20,400,000
KKR & Co. L.P.	150,000	2,517,000
Legg Mason, Inc.	50,000	2,080,500
Medallion Financial Corp.	80,000	606,400
Pzena Investment Management, Inc., Class A	70,037	623,329
Waddell & Reed Financial, Inc., Class A	225,000	7,823,250
Wright Investors Service Holdings, Inc.*	265,000	344,500

		55,658,403

Insurance (0.2%)
Alleghany Corp.*	3,295	1,542,422
Argo Group International Holdings Ltd.	66,000	3,734,940

		5,277,362

Real Estate Investment Trusts (REITs) (1.4%)
Gaming and Leisure Properties, Inc. (REIT)	30,000	891,000
Gyrodyne Co. of America, Inc.*†	24,407	18,305
Gyrodyne Special Distribution LLC*†	2,200	34,166
Ryman Hospitality Properties, Inc. (REIT)	700,000	34,461,000

		35,404,471

Real Estate Management & Development (0.8%)
Capital Properties, Inc., Class A*	39,571	455,067
Griffin Industrial Realty, Inc.‡	313,318	7,748,354
St. Joe Co.*	470,000	8,991,100

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Tejon Ranch Co.*	223,500	$4,874,535

		22,069,056

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	12,500	151,500
Crazy Woman Creek Bancorp, Inc.*	14,000	157,500

		309,000

Total Financials		172,495,160

Health Care (5.8%)
Biotechnology (0.4%)
Cepheid, Inc.*	200,000	9,040,000
Lexicon Pharmaceuticals, Inc.*	14,285	153,421
OPKO Health, Inc.*	71,500	601,315

		9,794,736

Health Care Equipment & Supplies (3.5%)
Alere, Inc.*	10,000	481,500
Align Technology, Inc.*	6,000	340,560
AngioDynamics, Inc.*	78,000	1,028,820
Biolase, Inc.*	91,461	82,315
Cantel Medical Corp.	169,500	9,610,650
CONMED Corp.	80,000	3,819,200
Cooper Cos., Inc.	21,000	3,126,060
Cutera, Inc.*	580,000	7,586,400
Cynosure, Inc., Class A*	10,000	300,400
DexCom, Inc.*	39,000	3,348,540
Exactech, Inc.*	280,000	4,880,400
Greatbatch, Inc.*	90,000	5,077,800
ICU Medical, Inc.*	40,000	4,380,000
Masimo Corp.*	133,000	5,128,480
Meridian Bioscience, Inc.	140,000	2,394,000
Neogen Corp.*	16,500	742,335
NuVasive, Inc.*	150,000	7,233,000
Orthofix International N.V.*	58,000	1,957,500
Quidel Corp.*	548,000	10,346,240
STERIS Corp.	110,000	7,146,700
SurModics, Inc.*	43,000	939,120
Syneron Medical Ltd.*	24,000	171,600
Vascular Solutions, Inc.*	189,000	6,125,490
Wright Medical Group, Inc.*	210,000	4,414,200

		90,661,310

Health Care Providers & Services (1.7%)
Chemed Corp.	250,000	33,367,500
Henry Schein, Inc.*	10,000	1,327,200
Kindred Healthcare, Inc.	80,000	1,260,000
Owens & Minor, Inc.	188,000	6,004,720
Patterson Cos., Inc.	55,000	2,378,750

		44,338,170

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	24,000	3,223,440

Pharmaceuticals (0.1%)
Heska Corp.*	50,000	1,524,000
Pain Therapeutics, Inc.*	65,000	118,950

		1,642,950

Total Health Care		149,660,606

Industrials (26.1%)
Aerospace & Defense (4.7%)
AAR Corp.	70,000	1,327,900
Aerojet Rocketdyne Holdings, Inc.*	1,610,000	26,049,800
Astronics Corp.*	9,000	363,870
Astronics Corp., Class B*	12,000	488,760
Curtiss-Wright Corp.	813,000	50,747,460
Ducommun, Inc.*	75,020	1,505,652
HEICO Corp.	62,000	3,030,560
Innovative Solutions & Support, Inc.*	88,000	238,480
Moog, Inc., Class A*	59,500	3,217,165
Moog, Inc., Class B*	29,500	1,595,950
Precision Castparts Corp.	95,500	21,937,305
Textron, Inc.	287,000	10,802,680

		121,305,582

Air Freight & Logistics (0.5%)
Park-Ohio Holdings Corp.	480,000	13,852,800

Building Products (1.0%)
A.O. Smith Corp.	40,000	2,607,600
Fortune Brands Home & Security, Inc.	20,000	949,400
Griffon Corp.	1,450,000	22,866,500
Nortek, Inc.*	7,300	462,163

		26,885,663

Commercial Services & Supplies (3.6%)
ACCO Brands Corp.*	165,000	1,166,550
Brink’s Co.	560,000	15,125,600
Casella Waste Systems, Inc., Class A*	190,081	1,102,470
Covanta Holding Corp.	210,000	3,664,500
KAR Auction Services, Inc.	440,000	15,620,000
Kimball International, Inc., Class B	160,000	1,513,600
Loomis AB, Class B	320,000	8,392,289
Matthews International Corp., Class A	22,000	1,077,340
McGrath RentCorp	20,000	533,800
Republic Services, Inc.	390,000	16,068,000
Rollins, Inc.	975,000	26,198,250
Tyco International plc	133,000	4,450,180

		94,912,579

Construction & Engineering (0.3%)
Aegion Corp.*	70,000	1,153,600
Furmanite Corp.*	600,000	3,648,000
Layne Christensen Co.*	378,000	2,457,000

		7,258,600

Electrical Equipment (1.7%)
AMETEK, Inc.	390,000	20,404,800
AZZ, Inc.	25,000	1,217,250
Franklin Electric Co., Inc.	260,000	7,079,800
Global Power Equipment Group, Inc.	30,000	110,100
Rockwell Automation, Inc.	98,000	9,944,060
SL Industries, Inc.*	100,000	3,400,000
Vicor Corp.*	170,000	1,734,000

		43,890,010

Industrial Conglomerates (0.3%)
Raven Industries, Inc.	47,000	796,650
Roper Technologies, Inc.	40,000	6,268,000

		7,064,650

Machinery (10.1%)
Albany International Corp., Class A	58,000	1,659,380
American Railcar Industries, Inc.	5,000	180,800
Astec Industries, Inc.	325,000	10,890,750
CIRCOR International, Inc.	517,500	20,762,100
CLARCOR, Inc.	184,000	8,773,120
CNH Industrial N.V.	2,670,000	17,408,400
Crane Co.	560,000	26,101,600
Donaldson Co., Inc.	222,000	6,233,760
Eastern Co.	92,900	1,504,980
EnPro Industries, Inc.	5,000	195,850
Federal Signal Corp.	635,000	8,705,850
Flowserve Corp.	94,000	3,867,160
Gorman-Rupp Co.	356,000	8,533,320
Graco, Inc.	152,000	10,188,560

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Greenbrier Cos., Inc.	280,000	$8,990,800
IDEX Corp.	144,000	10,267,200
Interpump Group S.p.A.	260,000	3,471,995
Kennametal, Inc.	53,000	1,319,170
Key Technology, Inc.*	66,000	795,960
L.S. Starrett Co., Class A	215,000	2,597,200
Lincoln Electric Holdings, Inc.	113,000	5,924,590
Lindsay Corp.	62,000	4,202,980
Lydall, Inc.*	86,000	2,450,140
Middleby Corp.*	4,800	504,912
Mueller Industries, Inc.	910,000	26,917,800
Mueller Water Products, Inc., Class A	632,000	4,841,120
Navistar International Corp.*	815,000	10,366,800
Nordson Corp.	40,000	2,517,600
Standex International Corp.	62,000	4,671,700
Tennant Co.	301,000	16,910,180
Toro Co.	24,000	1,692,960
Trinity Industries, Inc.	104,000	2,357,680
Twin Disc, Inc.	123,000	1,526,430
Valmont Industries, Inc.	10,000	948,900
Watts Water Technologies, Inc., Class A	356,000	18,803,920
Woodward, Inc.	104,000	4,232,800

		261,318,467

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	157,004	2,486,943

Trading Companies & Distributors (3.3%)
GATX Corp.	850,000	37,527,500
Kaman Corp.	935,000	33,519,750
Lawson Products, Inc.*	42,000	909,300
Rush Enterprises, Inc., Class B*‡	500,000	11,655,000
United Rentals, Inc.*	22,000	1,321,100

		84,932,650

Transportation Infrastructure (0.5%)
BBA Aviation plc	1,750,102	7,098,608
Macquarie Infrastructure Corp.	80,000	5,972,800

		13,071,408

Total Industrials		676,979,352

Information Technology (6.6%)
Communications Equipment (0.5%)
Bel Fuse, Inc., Class A‡	146,000	2,407,540
Communications Systems, Inc.	250,000	2,085,000
EchoStar Corp., Class A*	30,000	1,290,900
Ixia*	425,000	6,158,250
Plantronics, Inc.	40,000	2,034,000
Sycamore Networks, Inc.*	300,000	147,750

		14,123,440

Electronic Equipment, Instruments & Components (2.1%)
Badger Meter, Inc.	55,000	3,193,300
Belden, Inc.	28,000	1,307,320
CTS Corp.	956,000	17,695,560
Daktronics, Inc.	125,000	1,083,750
Gerber Scientific, Inc. (Escrow Shares)*†	490,000	—
Itron, Inc.*	94,000	2,999,540
Kimball Electronics, Inc.*	9,000	107,370
Littelfuse, Inc.	114,000	10,391,100
Mercury Systems, Inc.*	15,000	238,650
MOCON, Inc.	20,000	270,000
Park Electrochemical Corp.	615,000	10,817,850
Rofin-Sinar Technologies, Inc.*	210,000	5,445,300
Trans-Lux Corp.*	18,980	66,430

		53,616,170

Internet Software & Services (0.6%)
EarthLink Holdings Corp.	690,000	5,368,200
Global Sources Ltd.*	147,903	1,229,074
Gogo, Inc.*	215,000	3,285,200
Internap Corp.*	460,006	2,819,837
Pandora Media, Inc.*	20,000	426,800
Stamps.com, Inc.*	40,000	2,960,400

		16,089,511

IT Services (0.4%)
Blackhawk Network Holdings, Inc.*	100,000	4,239,000
Edgewater Technology, Inc.*‡	600,000	4,392,000
ModusLink Global Solutions, Inc.*	350,000	1,001,000

		9,632,000

Semiconductors & Semiconductor Equipment (0.5%)
Cypress Semiconductor Corp.*	848,000	7,224,960
Sevcon, Inc.*‡	543,500	5,369,780

		12,594,740

Software (1.0%)
FalconStor Software, Inc.*	400,000	796,000
Fortinet, Inc.*	26,000	1,104,480
Guidance Software, Inc.*	250,000	1,505,000
Mentor Graphics Corp.	106,000	2,610,780
Take-Two Interactive Software, Inc.*	210,000	6,033,300
TiVo, Inc.*	385,000	3,334,100
Tyler Technologies, Inc.*	75,000	11,198,250

		26,581,910

Technology Hardware, Storage & Peripherals (1.5%)
Diebold, Inc.	900,000	26,793,000
NCR Corp.*	353,000	8,030,750
Stratasys Ltd.*	132,000	3,496,680
TransAct Technologies, Inc.	92,000	838,120

		39,158,550

Total Information Technology		171,796,321

Materials (7.6%)
Chemicals (5.1%)
Albemarle Corp.	30,000	1,323,000
Ashland, Inc.	60,000	6,037,200
Chemtura Corp.*	788,000	22,552,560
Core Molding Technologies, Inc.*	265,000	4,889,250
Ferro Corp.*	2,355,000	25,787,250
FMC Corp.	30,000	1,017,300
H.B. Fuller Co.	270,000	9,163,800
Huntsman Corp.	235,000	2,277,150
Minerals Technologies, Inc.	166,000	7,994,560
NewMarket Corp.	18,400	6,568,800
Olin Corp.	125,000	2,101,250
OMNOVA Solutions, Inc.*	610,000	3,379,400
Quaker Chemical Corp.	5,000	385,400
Scotts Miracle-Gro Co., Class A	83,000	5,048,060
Sensient Technologies Corp.	288,000	17,654,400
Tredegar Corp.	1,160,000	15,172,800

		131,352,180

Containers & Packaging (1.2%)
Greif, Inc., Class A	205,000	6,541,550
Greif, Inc., Class B	5,000	193,350
Myers Industries, Inc.	1,500,000	20,100,000
Sonoco Products Co.	155,000	5,849,700

		32,684,600

Metals & Mining (0.9%)
Ampco-Pittsburgh Corp.	335,200	3,657,032
Barrick Gold Corp.	24,000	152,640
Century Aluminum Co.*	55,000	253,000

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Dominion Diamond Corp.	290,000	$3,097,200
Haynes International, Inc.	39,000	1,475,760
Kinross Gold Corp.*	45,000	77,400
Lynas Corp., Ltd.*	200,000	4,504
Materion Corp.	474,000	14,229,480
Molycorp, Inc.*	20,000	1,452

		22,948,468

Paper & Forest Products (0.4%)
Louisiana-Pacific Corp.*	560,000	7,974,400
Wausau Paper Corp.	380,000	2,432,000

		10,406,400

Total Materials		197,391,648

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.3%)
Cable & Wireless Communications plc	16,000,000	13,443,482
Cincinnati Bell, Inc.*	5,200,000	16,224,000
Consolidated Communications Holdings, Inc.	25,000	481,750
New Ulm Telecom, Inc.	33,000	234,300
Verizon Communications, Inc.	80,000	3,480,800

		33,864,332

Wireless Telecommunication Services (0.6%)
Leap Wireless International, Inc.*†	412,000	778,680
Rogers Communications, Inc., Class B	200,000	6,896,000
Shenandoah Telecommunications Co.	82,000	3,510,420
U.S. Cellular Corp.*	100,000	3,543,000
VimpelCom Ltd. (ADR)	300,000	1,234,500

		15,962,600

Total Telecommunication Services		49,826,932

Utilities (7.4%)
Electric Utilities (3.7%)
El Paso Electric Co.	726,000	26,731,320
Empire District Electric Co.	69,000	1,520,070
Great Plains Energy, Inc.	405,000	10,943,100
Otter Tail Corp.	400,000	10,424,000
PNM Resources, Inc.	1,285,000	36,044,250
Westar Energy, Inc.	260,000	9,994,400

		95,657,140

Gas Utilities (1.7%)
Chesapeake Utilities Corp.	6,000	318,480
National Fuel Gas Co.	182,000	9,096,360
Northwest Natural Gas Co.	38,000	1,741,920
ONE Gas, Inc.	41,000	1,858,530
Southwest Gas Corp.	555,000	32,367,600

		45,382,890

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	240,000	2,349,600
Ormat Technologies, Inc.	86,000	2,926,580

		5,276,180

Multi-Utilities (1.5%)
Black Hills Corp.	430,000	17,776,200
NorthWestern Corp.	380,000	20,455,400

		38,231,600

Water Utilities (0.3%)
Cadiz, Inc.*	10,000	72,600
SJW Corp.	200,000	6,150,000
York Water Co.	50,000	1,051,000

		7,273,600

Total Utilities		191,821,410

Total Common Stocks (97.5%) (Cost $1,533,826,380)		2,531,318,054

CONVERTIBLE PREFERRED STOCK:
Information Technology (0.1%)
Semiconductors & Semiconductor Equipment (0.1%)
Sevcon, Inc.
4.000%*†	112,165	3,324,571

Total Convertible Preferred Stock (0.1%) (Cost $2,411,547)		3,324,571

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Real Estate Management & Development (0.0%)
Capital Properties, Inc.
5.000%, 12/31/22†	$44,820	44,596

Total Financials		44,596

Total Corporate Bonds		44,596

Total Long-Term Debt Securities (0.0%) (Cost $44,820)		44,596

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi S.A., expiring 12/31/20* (Cost $131,250)	50,000	9,515

	Number of Warrants	Value (Note 1)
WARRANTS:
Financials (0.0%)
Real Estate Management & Development (0.0%)
Tejon Ranch Co., expiring 8/31/16* (Cost $—)	22,758	3,641

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (2.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	58,407,114	58,407,114

Total Short-Term Investment (2.3%) (Cost $58,407,114)		58,407,114

Total Investments (99.9%) (Cost $1,594,821,111)		2,593,107,491
Other Assets Less Liabilities (0.1%)		1,800,907

Net Assets (100%)		$2,594,908,398

*	Non-income producing.

†	Securities (totaling $4,200,318 or 0.2% of net assets) held at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)
Beasley Broadcast Group, Inc., Class A	$2,810,500	$58,823	$8,388	$2,318,814	$75,155	$(9)
Bel Fuse, Inc., Class A	3,005,760	436,854	—	2,407,540	24,840	—
Canterbury Park Holding Corp.	2,431,805	301,005	—	2,891,300	70,012	—
Edgewater Technology, Inc.	4,503,000	—	—	4,392,000	—	—
Griffin Industrial Realty, Inc.	9,394,321	25,182	—	7,748,354	—	—
Ingles Markets, Inc., Class A	30,191,261	—	271,637	38,455,320	401,115	195,204
Katy Industries, Inc.	646,800	—	1,109	1,389,717	—	55
Oil-Dri Corp. of America	14,683,500	—	—	10,305,000	274,500	—
Rush Enterprises, Inc., Class B*	14,080,000	—	—	11,655,000	—	—
Sevcon, Inc.	4,146,905	—	—	5,369,780	—	—

	$85,893,852	$821,864	$281,134	$86,932,825	$845,622	$195,250

*	Not affiliated as of December 31, 2014 or June 30, 2015.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(c)(d)		Total
Assets:
Common Stocks
Consumer Discretionary	$603,335,694	$64,872,808	$—		$668,208,502
Consumer Staples	201,452,890	11,382,557	—		212,835,447
Energy	40,294,850	7,826	—		40,302,676
Financials	166,773,078	5,669,611	52,471		172,495,160
Health Care	149,660,606	—	—		149,660,606
Industrials	647,743,867	29,235,485	—		676,979,352
Information Technology	161,597,571	10,198,750	—	(e)	171,796,321
Materials	197,193,794	197,854	—		197,391,648
Telecommunication Services	35,370,470	13,677,782	778,680		49,826,932
Utilities	191,821,410	—	—		191,821,410
Convertible Preferred Stocks
Information Technology	—	—	3,324,571		3,324,571
Corporate Bonds
Financials	—	—	44,596		44,596
Rights
Health Care	9,515	—	—		9,515
Short-Term Investments	58,407,114	—	—		58,407,114
Warrants
Financials	—	3,641	—		3,641

Total Assets	$2,453,660,859	$135,246,314	$4,200,318		$2,593,107,491

Total Liabilities	$—	$—	$—		$—

Total	$2,453,660,859	$135,246,314	$4,200,318		$2,593,107,491

(a)	Securities with a market value of $31,555,004 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $43,401,978 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	A security with a market value of $3,324,571 transferred from Level 1 to Level 3 since the beginning of the period due to inactive trading.

(d)	A security with a market value of $778,680 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(e)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,115,168,145
Aggregate gross unrealized depreciation	(125,881,066)

Net unrealized appreciation	$989,287,079

Federal income tax cost of investments	$1,603,820,412

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (6.0%)
Australia & New Zealand Banking Group Ltd./New York
1.250%, 6/13/17		$250,000	$249,653
Australia Government Bond
3.250%, 4/21/29(m)	AUD	5,375,000	3,901,324
1.750%, 11/21/20(m)		11,600,000	7,987,666
3.250%, 4/21/25(m)		3,450,000	2,550,624
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19		$94,000	107,047
2.875%, 2/24/22		94,000	92,315
Commonwealth Bank of Australia/New York
2.300%, 9/6/19		150,000	150,318
National Australia Bank Ltd./New York
2.000%, 11/12/20(m)	EUR	300,000	350,392
New South Wales Treasury Corp.
5.000%, 8/20/24	AUD	2,300,000	1,886,641
Queensland Treasury Corp.
5.750%, 7/22/24(m)		2,139,000	1,809,166
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		$150,000	183,496
Transurban Finance Co. Pty Ltd.
1.875%, 9/16/24	EUR	445,000	480,467
Westpac Banking Corp.
1.500%, 12/1/17		$100,000	99,897
4.625%, 6/1/18		38,000	40,446
2.250%, 1/17/19		100,000	101,196

Total Australia			19,990,648

Bermuda (0.3%)
Bacardi Ltd.
2.750%, 7/3/23(m)	EUR	380,000	451,930
Novartis Securities Investment Ltd.
5.125%, 2/10/19		$94,000	104,611
Ooredoo International Finance Ltd.
5.000%, 10/19/25(m)		200,000	216,200
Weatherford International Ltd.
9.625%, 3/1/19		56,000	59,999

Total Bermuda			832,740

Brazil (1.5%)
Brazil Notas do Tesouro Nacional Serie F
10.000%, 1/1/17	BRL	6,460,000	1,528,502
10.000%, 1/1/19		4,290,000	924,416
10.000%, 1/1/25		8,625,000	1,570,373
BRF S.A.
7.750%, 5/22/18§		1,700,000	343,377
Embraer S.A.
5.150%, 6/15/22		$28,000	26,600
Federative Republic of Brazil
8.000%, 1/15/18(b)		151,389	158,580
5.875%, 1/15/19		167,000	175,350
2.625%, 1/5/23		200,000	162,500

Total Brazil			4,889,698

Canada (2.5%)
Agrium, Inc.
3.150%, 10/1/22		19,000	18,618
Bank of Montreal
2.375%, 1/25/19		150,000	151,693
Bank of Nova Scotia
2.050%, 10/30/18		150,000	150,923
Barrick Gold Corp.
6.950%, 4/1/19		150,000	167,505
Canada Housing Trust No. 1
2.900%, 6/15/24§	CAD	4,000,000	3,239,865
Canadian Government Bond
1.625%, 2/27/19		$150,000	152,204
Canadian National Railway Co.
5.550%, 5/15/18		95,000	104,449
Canadian Natural Resources Ltd.
5.700%, 5/15/17		38,000	40,180
Enbridge, Inc.
3.500%, 6/10/24		100,000	90,821
Export Development Canada
1.750%, 8/19/19		150,000	152,103
Goldcorp, Inc.
2.125%, 3/15/18		94,000	92,768
3.625%, 6/9/21		100,000	96,225
Husky Energy, Inc.
4.000%, 4/15/24		50,000	47,064
Hydro-Quebec
8.400%, 1/15/22		75,000	99,429
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		207,000	213,778
Province of New Brunswick
2.750%, 6/15/18		38,000	39,535
Province of Ontario
2.000%, 9/27/18		250,000	254,521
Province of Quebec
2.625%, 2/13/23		94,000	95,409
2.875%, 10/16/24		2,000,000	2,041,745
Rogers Communications, Inc.
6.800%, 8/15/18		75,000	84,810
Royal Bank of Canada
1.200%, 1/23/17		150,000	150,390
1.250%, 6/16/17		200,000	199,922
Suncor Energy, Inc.
6.100%, 6/1/18		75,000	82,489
Teck Resources Ltd.
3.850%, 8/15/17		19,000	16,684
4.500%, 1/15/21		75,000	49,500
Thomson Reuters Corp.
1.300%, 2/23/17		250,000	249,634
Toronto-Dominion Bank
2.250%, 11/5/19		100,000	100,278
TransCanada PipeLines Ltd.
3.800%, 10/1/20		113,000	119,051

Total Canada			8,301,593

Cayman Islands (0.3%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19§		250,000	245,493
Baidu, Inc.
2.750%, 6/9/19		200,000	198,322
Noble Holding International Ltd.
4.625%, 3/1/21		75,000	57,764
Seagate HDD Cayman
4.750%, 6/1/23		25,000	24,768
4.750%, 1/1/25		50,000	48,173
UPCB Finance IV Ltd.
5.375%, 1/15/25§		300,000	276,000
Vale Overseas Ltd.
4.375%, 1/11/22		38,000	33,520
XLIT Ltd.
6.375%, 11/15/24		100,000	118,725

Total Cayman Islands			1,002,765

Colombia (0.2%)
Ecopetrol S.A.
7.625%, 7/23/19		66,000	72,415
4.125%, 1/16/25		100,000	83,250
Republic of Colombia
7.375%, 3/18/19		150,000	170,250

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
4.000%, 2/26/24		$200,000	$193,800

Total Colombia			519,715

Czech Republic (0.1%)
EP Energy A/S
5.875%, 11/1/19(m)	EUR	376,000	467,245

France (1.3%)
Autoroutes du Sud de la France S.A.
2.950%, 1/17/24(m)		600,000	733,110
BNP Paribas S.A.
2.400%, 12/12/18		$100,000	101,274
5.000%, 1/15/21		131,000	146,808
BPCE S.A.
2.500%, 7/15/19		250,000	253,830
France Government Bond OAT
1.750%, 11/25/24(m)	EUR	2,085,000	2,523,127
Sanofi S.A.
1.250%, 4/10/18		$75,000	74,680
4.000%, 3/29/21		94,000	101,589
Total Capital International S.A.
2.125%, 1/10/19		100,000	101,277
2.700%, 1/25/23		113,000	109,478
Total Capital S.A.
4.450%, 6/24/20		75,000	82,677

Total France			4,227,850

Germany (2.0%)
Deutsche Bank AG/London
1.400%, 2/13/17		100,000	99,803
6.000%, 9/1/17		150,000	161,623
1.875%, 2/13/18		150,000	149,568
2.500%, 2/13/19		100,000	100,177
FMS Wertmanagement AoeR
0.625%, 1/30/17		250,000	249,784
HP Pelzer Holding GmbH
7.500%, 7/15/21(m)	EUR	150,000	168,448
KfW
1.250%, 2/15/17		$188,000	189,209
0.750%, 3/17/17		400,000	399,671
1.000%, 1/26/18		150,000	149,637
1.875%, 4/1/19		2,200,000	2,243,390
2.750%, 9/8/20		564,000	591,207
2.000%, 10/4/22		188,000	187,691
5.000%, 3/19/24	AUD	1,790,000	1,422,836
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		$56,000	59,293
Rapid Holding GmbH
6.625%, 11/15/20§	EUR	250,000	268,176
Volkswagen Leasing GmbH
2.625%, 1/15/24(m)		300,000	328,603

Total Germany			6,769,116

Ireland (0.4%)
GE Capital UK Funding
5.125%, 5/24/23	GBP	200,000	346,308
4.125%, 9/13/23(m)		430,000	700,153
Ryanair Ltd.
1.125%, 3/10/23(m)	EUR	410,000	434,790

Total Ireland			1,481,251

Israel (0.1%)
B Communications Ltd.
7.375%, 2/15/21§		$200,000	214,250
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22		45,000	42,780

Total Israel			257,030

Italy (0.9%)
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		200,000	206,057
Italy Buoni Poliennali Del Tesoro
2.500%, 12/1/24	EUR	2,220,000	2,650,169

Total Italy			2,856,226

Japan (0.1%)
Nomura Holdings, Inc.
6.700%, 3/4/20		$94,000	109,702
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19		250,000	252,895

Total Japan			362,597

Liechtenstein (0.1%)
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22§		450,000	449,627

Luxembourg (0.3%)
Actavis Funding SCS
2.450%, 6/15/19		250,000	248,284
3.800%, 3/15/25		150,000	144,225
Befesa Zinc S.A.U. via Zinc Capital S.A.
8.875%, 5/15/18(m)	EUR	225,000	253,954
Covidien International Finance S.A.
6.000%, 10/15/17		$94,000	102,530
Pentair Finance S.A.
2.650%, 12/1/19		94,000	93,249
Tyco Electronics Group S.A.
6.550%, 10/1/17		75,000	82,195

Total Luxembourg			924,437

Mexico (2.3%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20		113,000	123,913
3.000%, 7/12/21	EUR	526,000	637,123
Petroleos Mexicanos
5.750%, 3/1/18		$157,000	165,808
3.125%, 1/23/19		150,000	146,362
3.500%, 1/30/23		94,000	84,835
4.875%, 1/18/24		100,000	96,350
United Mexican States
4.750%, 6/14/18	MXN	102,600,000	6,094,252
5.125%, 1/15/20		$150,000	165,000
3.500%, 1/21/21		50,000	50,875
4.000%, 10/2/23		150,000	152,775

Total Mexico			7,717,293

Netherlands (1.5%)
ABN AMRO Bank N.V.
2.450%, 6/4/20§		1,220,000	1,218,517
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.625%, 12/1/23		250,000	257,380
Fiat Chrysler Automobiles N.V.
5.250%, 4/15/23		250,000	233,125
Gas Natural Fenosa Finance B.V.
3.875%, 4/11/22(m)	EUR	100,000	126,581
2.875%, 3/11/24(m)		500,000	598,057
Grupo Antolin Dutch B.V.
5.125%, 6/30/22§		100,000	107,829
Koninklijke Philips N.V.
3.750%, 3/15/22		$94,000	95,736
LyondellBasell Industries N.V.
6.000%, 11/15/21		200,000	226,922
MDC-GMTN B.V.
5.500%, 4/20/21(m)		319,000	363,261
PortAventura Entertainment Barcelona B.V.
7.250%, 12/1/20(m)	EUR	200,000	226,832

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Schaeffler Finance B.V.
3.500%, 5/15/22(m)	EUR	250,000	$274,461
Shell International Finance B.V.
4.300%, 9/22/19		$188,000	204,706
3.400%, 8/12/23		50,000	51,061
3.250%, 5/11/25		95,000	94,066
Siemens Financieringsmaatschappij N.V.
2.900%, 5/27/22§		1,000,000	1,009,234

Total Netherlands			5,087,768

New Zealand (1.9%)
New Zealand Government Bond
4.500%, 4/15/27(m)	NZD	8,845,000	6,299,439

Norway (0.2%)
Lock A/S
7.000%, 8/15/21§	EUR	300,000	350,358
Statoil ASA
3.125%, 8/17/17		$38,000	39,239
5.250%, 4/15/19		94,000	104,233
3.700%, 3/1/24		100,000	102,473

Total Norway			596,303

Peru (0.0%)
Republic of Peru
7.125%, 3/30/19		77,000	88,935

Philippines (0.1%)
Republic of Philippines
6.500%, 1/20/20		188,000	220,900
10.625%, 3/16/25		100,000	158,000

Total Philippines			378,900

Poland (2.1%)
Republic of Poland
6.375%, 7/15/19		225,000	260,554
5.000%, 3/23/22		38,000	42,426
4.000%, 10/25/23	PLN	22,325,000	6,396,800
4.000%, 1/22/24		$100,000	105,587

Total Poland			6,805,367

Romania (0.4%)
Romania Government Bond
5.750%, 4/29/20	RON	4,300,000	1,232,878

Singapore (0.9%)
Republic of Singapore
3.000%, 9/1/24	SGD	4,125,000	3,014,362

South Africa (1.2%)
Republic of South Africa
8.000%, 12/21/18	ZAR	15,000,000	1,093,714
5.500%, 3/9/20		$200,000	212,900
7.750%, 2/28/23	ZAR	36,600,000	2,560,671

Total South Africa			3,867,285

South Korea (2.0%)
Export-Import Bank of Korea
2.875%, 9/17/18		$250,000	256,787
Republic of Korea
2.000%, 3/10/20	KRW	3,685,000,000	3,148,406
5.250%, 3/10/27		2,820,000,000	3,132,690

Total South Korea			6,537,883

Spain (3.7%)
Spain Government Bond
1.400%, 1/31/20	EUR	5,585,000	6,413,671
2.150%, 10/31/25§		4,490,000	5,137,085
Telefonica Emisiones S.A.U.
5.597%, 3/12/20(m)	GBP	400,000	667,324
5.462%, 2/16/21		$94,000	104,749

Total Spain			12,322,829

Supranational (3.1%)
Asian Development Bank
0.750%, 7/28/17		200,000	199,702
1.750%, 9/11/18		100,000	101,772
1.875%, 2/18/22		2,200,000	2,199,333
European Bank for Reconstruction & Development
1.625%, 11/15/18		200,000	202,507
European Investment Bank
1.125%, 12/15/16		250,000	251,373
0.875%, 4/18/17		500,000	501,093
1.000%, 8/17/17		350,000	351,033
1.000%, 12/15/17		376,000	376,386
1.125%, 8/15/18		250,000	250,530
1.375%, 6/15/20		250,000	247,695
1.875%, 2/10/25		200,000	194,448
Inter-American Development Bank
3.875%, 2/14/20		94,000	103,325
2.125%, 1/15/25		250,000	246,694
International Bank for Reconstruction & Development
2.250%, 6/24/21		200,000	205,798
1.625%, 2/10/22		3,800,000	3,754,195
2.125%, 2/13/23		131,000	132,244
International Finance Corp.
0.625%, 12/21/17		376,000	373,583
1.250%, 7/16/18		150,000	150,930
Nordic Investment Bank
0.750%, 1/17/18		376,000	374,787

Total Supranational			10,217,428

Sweden (0.1%)
Svenska Handelsbanken AB
2.250%, 6/17/19		250,000	251,884
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		56,000	58,324

Total Sweden			310,208

Switzerland (0.2%)
Credit Suisse AG/New York
1.700%, 4/27/18		250,000	249,032
4.375%, 8/5/20		250,000	272,184
UBS AG/Connecticut
2.375%, 8/14/19		250,000	250,357

Total Switzerland			771,573

Turkey (0.2%)
Republic of Turkey
6.750%, 4/3/18		338,000	365,040
3.250%, 3/23/23		200,000	177,800
7.375%, 2/5/25		100,000	114,400

Total Turkey			657,240

United Kingdom (6.8%)
AA Bond Co., Ltd.
4.249%, 7/31/20(m)	GBP	400,000	623,769
Abbey National Treasury Services plc/London
2.350%, 9/10/19		$150,000	151,176
2.375%, 3/16/20		700,000	702,654
AstraZeneca plc
5.900%, 9/15/17		75,000	81,626
Barclays Bank plc
5.140%, 10/14/20		131,000	144,013
Barclays plc
2.750%, 11/8/19		250,000	251,028
BP Capital Markets plc
2.237%, 5/10/19		150,000	151,038
2.521%, 1/15/20		50,000	50,621

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
2.315%, 2/13/20		$200,000	$200,674
4.500%, 10/1/20		38,000	41,806
3.062%, 3/17/22		130,000	130,644
3.245%, 5/6/22		75,000	75,495
Brighthouse Group plc
7.875%, 5/15/18(m)	GBP	220,000	312,837
British Telecommunications plc
5.950%, 1/15/18		$100,000	109,477
Delphi Automotive plc
1.500%, 3/10/25	EUR	500,000	510,988
Ephios Bondco plc
6.250%, 7/1/22§		150,000	166,353
Firstgroup plc
5.250%, 11/29/22(m)	GBP	400,000	645,196
GHD Bondco plc
7.000%, 4/15/20§		150,000	195,167
7.000%, 4/15/20(m)		150,000	195,168
GlaxoSmithKline Capital plc
1.500%, 5/8/17		$75,000	75,548
Heathrow Funding Ltd.
1.875%, 5/23/22(m)	EUR	200,000	230,810
7.125%, 2/14/24(m)	GBP	250,000	467,061
HSBC Holdings plc
5.100%, 4/5/21		$150,000	166,408
Imperial Tobacco Finance plc
3.750%, 7/21/22§		700,000	702,812
Ineos Finance plc
4.000%, 5/1/23§	EUR	375,000	383,450
Jaguar Land Rover Automotive plc
3.500%, 3/15/20§		$200,000	187,000
5.000%, 2/15/22(m)	GBP	150,000	223,509
Lloyds Bank plc
2.300%, 11/27/18		$200,000	201,802
New Look Secured Issuer plc
6.500%, 7/1/22§	GBP	300,000	431,179
Pizzaexpress Financing 2 plc
6.625%, 8/1/21(m)		250,000	382,349
Rio Tinto Finance USA plc
3.500%, 3/22/22		$113,000	113,018
Royal Bank of Scotland Group plc
1.875%, 3/31/17		100,000	99,750
Royal Bank of Scotland plc
5.625%, 8/24/20		94,000	106,817
Sky plc
3.125%, 11/26/22§		150,000	146,634
3.750%, 9/16/24§		700,000	689,780
TES Finance plc
6.750%, 7/15/20(m)	GBP	300,000	424,326
Tesco plc
6.125%, 2/24/22		255,000	400,148
United Kingdom Gilt
2.000%, 9/7/25(m)		2,215,000	3,420,772
2.750%, 9/7/24(m)		4,245,000	6,998,927
4.750%, 12/7/30(m)		625,000	1,268,302
United Utilities Water Ltd.
5.750%, 3/25/22		250,000	441,895
Vodafone Group plc
5.450%, 6/10/19		$113,000	125,480
2.950%, 2/19/23		94,000	88,927
Wagamama Finance plc
7.875%, 2/1/20§	GBP	100,000	158,098
WPP Finance 2010
3.750%, 9/19/24		$50,000	49,755

Total United Kingdom			22,724,287

United States (54.8%)
21st Century Fox America, Inc.
5.650%, 8/15/20		56,000	63,646
3M Co.
3.000%, 8/7/25		100,000	100,939
ABB Finance USA, Inc.
2.875%, 5/8/22		94,000	93,122
Abbott Laboratories
2.550%, 3/15/22		90,000	88,967
AbbVie, Inc.
2.000%, 11/6/18		131,000	130,782
2.900%, 11/6/22		131,000	127,742
3.600%, 5/14/25		150,000	147,927
ACE INA Holdings, Inc.
3.350%, 5/15/24		100,000	99,769
Actavis, Inc.
3.250%, 10/1/22		75,000	73,128
Aetna, Inc.
2.200%, 3/15/19		250,000	250,179
Aflac, Inc.
2.650%, 2/15/17		150,000	153,006
Agilent Technologies, Inc.
3.875%, 7/15/23		56,000	56,306
Albemarle Corp.
1.875%, 12/8/21(m)	EUR	350,000	369,580
3.000%, 12/1/19		$150,000	150,498
Allstate Corp.
3.150%, 6/15/23		94,000	94,583
Altria Group, Inc.
9.250%, 8/6/19		42,000	52,352
2.950%, 5/2/23		94,000	91,216
4.000%, 1/31/24		100,000	103,641
Amazon.com, Inc.
2.600%, 12/5/19		100,000	102,622
3.300%, 12/5/21		100,000	103,387
American Electric Power Co., Inc.
1.650%, 12/15/17		100,000	99,763
American Express Co.
7.000%, 3/19/18		103,000	115,668
2.650%, 12/2/22		203,000	197,473
American Express Credit Corp.
1.125%, 6/5/17		200,000	198,885
American Honda Finance Corp.
1.125%, 10/7/16		250,000	250,840
American International Group, Inc.
4.875%, 6/1/22		150,000	165,385
American Tower Corp.
5.050%, 9/1/20		113,000	122,974
5.000%, 2/15/24		100,000	104,839
Ameriprise Financial, Inc.
5.300%, 3/15/20		94,000	106,065
4.000%, 10/15/23		100,000	104,758
Amgen, Inc.
4.000%, 9/13/29(m)	GBP	400,000	618,524
3.450%, 10/1/20		$188,000	194,375
2.700%, 5/1/22		75,000	73,232
3.625%, 5/15/22		56,000	56,969
Amphenol Corp.
2.550%, 1/30/19		75,000	75,800
Anheuser-Busch Cos. LLC
5.000%, 3/1/19		38,000	41,502
Anheuser-Busch InBev Finance, Inc.
1.125%, 1/27/17		100,000	100,224
1.250%, 1/17/18		150,000	148,684
2.150%, 2/1/19		250,000	250,651
2.625%, 1/17/23		94,000	89,318

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 2/15/21	$47,000	$51,179
Anthem, Inc.
2.300%, 7/15/18	250,000	251,965
2.250%, 8/15/19	100,000	99,092
Aon Corp.
5.000%, 9/30/20	113,000	124,894
Apple, Inc.
1.000%, 5/3/18	94,000	93,527
2.100%, 5/6/19	150,000	152,647
2.850%, 5/6/21	250,000	256,364
2.150%, 2/9/22	100,000	97,515
3.200%, 5/13/25	75,000	75,256
Applied Materials, Inc.
4.300%, 6/15/21	75,000	80,282
Arizona Public Service Co.
3.150%, 5/15/25	100,000	100,355
Arrow Electronics, Inc.
3.500%, 4/1/22	900,000	885,317
Associates Corp. of North America
6.950%, 11/1/18	38,000	43,274
AT&T, Inc.
5.500%, 2/1/18	64,000	69,337
5.800%, 2/15/19	188,000	208,979
3.875%, 8/15/21	113,000	117,330
3.000%, 6/30/22	50,000	48,564
2.625%, 12/1/22	94,000	89,213
3.400%, 5/15/25	150,000	142,953
Atmos Energy Corp.
8.500%, 3/15/19	56,000	67,386
Autodesk, Inc.
1.950%, 12/15/17	28,000	28,137
AutoZone, Inc.
4.000%, 11/15/20	94,000	99,840
AvalonBay Communities, Inc.
3.625%, 10/1/20	100,000	104,794
Baltimore Gas & Electric Co.
5.900%, 10/1/16	94,000	98,399
Bank of America Corp.
5.625%, 10/14/16	115,000	120,061
5.700%, 5/2/17	250,000	264,288
5.650%, 5/1/18	390,000	425,664
2.600%, 1/15/19	200,000	201,612
2.650%, 4/1/19	100,000	101,049
7.625%, 6/1/19	190,000	223,631
2.250%, 4/21/20	100,000	98,519
5.625%, 7/1/20	190,000	213,674
4.125%, 1/22/24	100,000	103,890
4.200%, 8/26/24	100,000	99,857
4.000%, 1/22/25	100,000	98,015
Bank of New York Mellon Corp.
2.600%, 8/17/20	120,000	121,745
4.150%, 2/1/21	113,000	122,821
3.000%, 2/24/25	65,000	63,172
Baxter International, Inc.
5.375%, 6/1/18	113,000	122,543
BB&T Corp.
2.250%, 2/1/19	100,000	101,020
2.450%, 1/15/20	100,000	100,626
Bear Stearns Cos. LLC
4.650%, 7/2/18	75,000	80,180
Becton Dickinson and Co.
1.800%, 12/15/17	100,000	100,285
2.675%, 12/15/19	150,000	151,822
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	56,000	61,541
2.000%, 11/15/18	130,000	130,813
2.400%, 2/1/20	150,000	150,155
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22	94,000	95,779
Boeing Capital Corp.
2.900%, 8/15/18	94,000	98,091
Boston Properties LP
5.625%, 11/15/20	100,000	113,156
Boston Scientific Corp.
2.650%, 10/1/18	100,000	101,148
3.850%, 5/15/25	50,000	48,816
Bristol-Myers Squibb Co.
1.750%, 3/1/19	100,000	100,359
2.000%, 8/1/22	94,000	90,257
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	75,000	82,435
3.050%, 3/15/22	94,000	93,847
3.750%, 4/1/24	25,000	25,792
CA, Inc.
2.875%, 8/15/18	100,000	102,122
Capital One Bank USA N.A.
3.375%, 2/15/23	300,000	290,018
Cardinal Health, Inc.
3.200%, 6/15/22	75,000	75,299
Caterpillar Financial Services Corp.
7.150%, 2/15/19	60,000	70,476
2.100%, 6/9/19	250,000	250,656
Caterpillar, Inc.
2.600%, 6/26/22	56,000	54,823
CBS Corp.
5.750%, 4/15/20	94,000	106,014
CCO Safari II LLC
4.908%, 7/23/25§	170,000	169,082
Celgene Corp.
3.950%, 10/15/20	19,000	20,114
3.875%, 8/15/25	150,000	148,972
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	65,000	69,772
CF Industries, Inc.
7.125%, 5/1/20	56,000	65,948
Charles Schwab Corp.
3.225%, 9/1/22	188,000	191,531
Chevron Corp.
2.193%, 11/15/19	285,000	287,399
3.191%, 6/24/23	75,000	75,925
Chubb Corp.
6.375%, 3/29/67(l)	38,000	37,620
Cigna Corp.
4.500%, 3/15/21	94,000	101,172
Cisco Systems, Inc.
4.450%, 1/15/20	188,000	206,941
Citigroup, Inc.
1.750%, 5/1/18	94,000	93,464
8.500%, 5/22/19	188,000	227,606
5.375%, 8/9/20	38,000	42,398
3.875%, 10/25/23	100,000	102,872
3.750%, 6/16/24	200,000	203,282
3.300%, 4/27/25	65,000	63,175
4.400%, 6/10/25	100,000	100,512
Clorox Co.
3.500%, 12/15/24	100,000	100,300
CNA Financial Corp.
5.875%, 8/15/20	56,000	63,476
Coca-Cola Co.
3.150%, 11/15/20	169,000	177,059
3.200%, 11/1/23	100,000	102,565

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Colgate-Palmolive Co.
1.500%, 11/1/18		$100,000	$100,591
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		38,000	52,985
Comcast Corp.
6.500%, 1/15/17		75,000	80,161
5.150%, 3/1/20		94,000	105,630
Commonwealth Edison Co.
3.400%, 9/1/21		150,000	156,510
Commonwealth of Massachusetts, General Obligation Bonds,
Series 2010E,
4.200%, 12/1/21		95,000	104,028
ConAgra Foods, Inc.
3.200%, 1/25/23		68,000	65,254
Connecticut Light & Power Co.
2.500%, 1/15/23		94,000	91,741
ConocoPhillips Co.
2.875%, 11/15/21		80,000	79,666
2.400%, 12/15/22		94,000	88,228
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18		131,000	144,423
Consumers Energy Co.
6.700%, 9/15/19		94,000	110,248
Continental Resources, Inc.
4.500%, 4/15/23		50,000	42,760
3.800%, 6/1/24		100,000	80,978
Corning, Inc.
4.250%, 8/15/20		56,000	60,895
Costco Wholesale Corp.
5.500%, 3/15/17		38,000	40,528
2.250%, 2/15/22		55,000	54,328
CSX Corp.
7.375%, 2/1/19		98,000	114,473
CVS Health Corp.
5.750%, 6/1/17		51,000	54,709
2.250%, 12/5/18		250,000	253,831
3.875%, 7/20/25		150,000	154,194
Danaher Corp.
3.900%, 6/23/21		38,000	40,706
DDR Corp.
3.625%, 2/1/25		100,000	94,838
Deere & Co.
4.375%, 10/16/19		131,000	142,120
2.600%, 6/8/22		38,000	37,317
Delphi Corp.
4.150%, 3/15/24		100,000	100,229
Devon Energy Corp.
4.000%, 7/15/21		113,000	115,471
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.600%, 2/15/21		188,000	200,760
3.950%, 1/15/25		100,000	98,090
Discover Financial Services
3.950%, 11/6/24		100,000	97,187
Discovery Communications LLC
5.050%, 6/1/20		38,000	41,289
4.375%, 6/15/21		38,000	39,560
1.900%, 3/19/27	EUR	525,000	502,799
Dollar General Corp.
1.875%, 4/15/18		$56,000	55,985
Dominion Gas Holdings LLC
1.050%, 11/1/16		100,000	99,660
3.600%, 12/15/24		50,000	49,492
Dominion Resources, Inc.
2.500%, 12/1/19		300,000	301,201
Dow Chemical Co.
8.550%, 5/15/19		113,000	136,216
4.250%, 11/15/20		59,000	63,151
DTE Energy Co.
2.400%, 12/1/19		150,000	148,496
Duke Energy Corp.
3.950%, 10/15/23		100,000	104,402
Duke Energy Indiana, Inc.
3.750%, 7/15/20		38,000	40,738
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16		56,000	58,839
Eastman Chemical Co.
3.600%, 8/15/22		75,000	75,622
Eaton Corp.
2.750%, 11/2/22		94,000	91,425
eBay, Inc.
3.250%, 10/15/20		38,000	38,531
Ecolab, Inc.
4.350%, 12/8/21		94,000	101,504
Edison International
3.750%, 9/15/17		19,000	19,789
EMC Corp.
1.875%, 6/1/18		150,000	150,167
Emerson Electric Co.
2.625%, 2/15/23		94,000	92,645
Energy Transfer Partners LP
4.650%, 6/1/21		150,000	150,114
Entergy Corp.
5.125%, 9/15/20		113,000	121,831
Enterprise Products Operating LLC
2.550%, 10/15/19		150,000	149,939
3.350%, 3/15/23		94,000	90,660
3.900%, 2/15/24		50,000	49,076
EOG Resources, Inc.
5.625%, 6/1/19		28,000	31,429
4.100%, 2/1/21		75,000	80,715
EQT Corp.
4.875%, 11/15/21		94,000	96,854
Essex Portfolio LP
3.875%, 5/1/24		100,000	100,565
Expedia, Inc.
5.950%, 8/15/20		56,000	62,055
Express Scripts Holding Co.
2.250%, 6/15/19		150,000	149,463
3.900%, 2/15/22		94,000	96,841
Exxon Mobil Corp.
1.305%, 3/6/18		100,000	100,143
2.397%, 3/6/22		100,000	99,012
3.176%, 3/15/24		100,000	102,556
Federal Farm Credit Bank
4.875%, 1/17/17		383,000	404,012
Federal Home Loan Bank
5.250%, 6/5/17		1,015,000	1,090,471
Federal Home Loan Mortgage Corp.
0.875%, 10/14/16		500,000	502,172
5.125%, 11/17/17		275,000	299,859
0.875%, 3/7/18		500,000	500,139
2.375%, 1/13/22		1,614,000	1,662,578
Federal National Mortgage Association
5.375%, 6/12/17		488,000	527,039
0.875%, 5/21/18		188,000	187,832
1.875%, 9/18/18		250,000	256,391
1.625%, 11/27/18		350,000	356,250
1.750%, 6/20/19		800,000	815,143
1.750%, 9/12/19		500,000	508,794
2.625%, 9/6/24		200,000	204,757
FedEx Corp.
2.300%, 2/1/20		60,000	60,260

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
2.625%, 8/1/22		$19,000	$18,672
Fidelity National Information Services, Inc.
3.500%, 4/15/23		75,000	71,219
Fifth Third Bancorp
2.300%, 3/1/19		75,000	74,777
Financing Corp.
9.800%, 4/6/18		150,000	183,117
Fiserv, Inc.
4.750%, 6/15/21		56,000	60,494
Florida Power & Light Co.
3.250%, 6/1/24		100,000	102,845
Flowserve Corp.
4.000%, 11/15/23		50,000	51,190
Ford Motor Credit Co. LLC
4.250%, 2/3/17		200,000	206,526
3.000%, 6/12/17		200,000	203,156
1.724%, 12/6/17		250,000	247,686
2.875%, 10/1/18		200,000	202,459
Freeport-McMoRan, Inc.
2.375%, 3/15/18		100,000	87,471
3.100%, 3/15/20		94,000	78,168
3.550%, 3/1/22		94,000	70,573
Gap, Inc.
5.950%, 4/12/21		56,000	61,121
GATX Corp.
2.375%, 7/30/18		94,000	94,365
General Dynamics Corp.
3.875%, 7/15/21		38,000	40,738
2.250%, 11/15/22		56,000	53,607
General Electric Capital Corp.
5.400%, 2/15/17		113,000	119,769
1.250%, 5/15/17		250,000	250,939
5.625%, 9/15/17		38,000	41,357
6.000%, 8/7/19		150,000	173,387
5.300%, 2/11/21		263,000	302,151
3.100%, 1/9/23		75,000	76,659
6.375%, 11/15/67(l)		75,000	80,062
General Electric Co.
5.250%, 12/6/17		75,000	81,156
2.700%, 10/9/22		75,000	74,802
General Mills, Inc.
5.650%, 2/15/19		94,000	104,750
2.200%, 10/21/19		100,000	100,186
General Motors Financial Co., Inc.
4.000%, 1/15/25		200,000	189,280
Gilead Sciences, Inc.
4.400%, 12/1/21		113,000	122,142
3.250%, 9/1/22		30,000	30,219
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18		94,000	104,145
2.800%, 3/18/23		94,000	92,656
Goldman Sachs Group, Inc.
5.625%, 1/15/17		207,000	217,456
6.150%, 4/1/18		282,000	310,536
2.625%, 1/31/19		275,000	278,060
2.550%, 10/23/19		100,000	100,559
6.000%, 6/15/20		188,000	215,583
3.625%, 1/22/23		56,000	56,807
3.850%, 7/8/24		150,000	152,172
Great Plains Energy, Inc.
4.850%, 6/1/21		38,000	41,771
Hartford Financial Services Group, Inc.
5.500%, 3/30/20		56,000	63,086
HCP, Inc.
6.000%, 1/30/17		96,000	101,305
2.625%, 2/1/20		94,000	93,564
3.400%, 2/1/25		150,000	140,235
Hewlett-Packard Co.
5.500%, 3/1/18		225,000	243,450
2.750%, 1/14/19		100,000	101,211
Historic TW, Inc.
6.875%, 6/15/18		38,000	42,991
Home Depot, Inc.
2.000%, 6/15/19		250,000	252,395
2.625%, 6/1/22		75,000	74,981
Honeywell International, Inc.
5.300%, 3/1/18		64,000	70,047
Hospitality Properties Trust
4.500%, 3/15/25		100,000	98,054
HSBC Finance Corp.
6.676%, 1/15/21		83,000	97,103
HSBC USA, Inc.
1.625%, 1/16/18		100,000	99,624
2.250%, 6/23/19		300,000	298,977
Illinois Tool Works, Inc.
3.500%, 3/1/24		100,000	103,167
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		75,000	84,541
Ingram Micro, Inc.
5.250%, 9/1/17		38,000	40,248
Intel Corp.
3.300%, 10/1/21		94,000	97,997
2.700%, 12/15/22		75,000	73,700
International Business Machines Corp.
1.950%, 2/12/19		150,000	151,514
3.625%, 2/12/24		150,000	154,476
International Paper Co.
4.750%, 2/15/22		47,000	50,890
3.650%, 6/15/24		100,000	98,610
Iron Mountain, Inc.
6.750%, 10/15/18	EUR	189,000	211,453
J.M. Smucker Co.
3.000%, 3/15/22§		$135,000	134,423
Jefferies Group LLC
5.125%, 4/13/18		75,000	78,736
John Deere Capital Corp.
1.050%, 10/11/16		150,000	150,485
1.125%, 6/12/17		250,000	250,106
Johnson & Johnson
2.450%, 12/5/21		100,000	101,722
3.375%, 12/5/23		50,000	53,171
JPMorgan Chase & Co.
1.350%, 2/15/17		150,000	150,192
1.625%, 5/15/18		94,000	93,367
2.250%, 1/23/20		100,000	99,414
4.250%, 10/15/20		376,000	403,266
3.250%, 9/23/22		301,000	300,961
3.200%, 1/25/23		131,000	129,682
3.625%, 5/13/24		100,000	101,144
3.875%, 9/10/24		150,000	148,345
3.125%, 1/23/25		100,000	96,520
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		250,000	270,342
Juniper Networks, Inc.
4.600%, 3/15/21		38,000	39,947
Kellogg Co.
4.000%, 12/15/20		94,000	100,426
KeyCorp
2.900%, 9/15/20		75,000	75,483
5.100%, 3/24/21		75,000	83,392
Kimberly-Clark Corp.
1.900%, 5/22/19		150,000	150,779

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		$150,000	$167,049
6.500%, 4/1/20		75,000	82,945
Kinder Morgan, Inc.
3.050%, 12/1/19		250,000	244,937
KLA-Tencor Corp.
4.125%, 11/1/21		90,000	91,212
Kohl’s Corp.
4.750%, 12/15/23		50,000	53,177
Kraft Foods Group, Inc.
5.375%, 2/10/20		98,000	109,826
Kraft Heinz Foods Co.
3.500%, 7/15/22§		100,000	102,076
Kroger Co.
6.150%, 1/15/20		94,000	107,447
L-3 Communications Corp.
3.950%, 11/15/16		56,000	57,415
4.950%, 2/15/21		56,000	59,314
Laboratory Corp. of America Holdings
2.500%, 11/1/18		100,000	100,908
3.200%, 2/1/22		50,000	49,762
Lam Research Corp.
3.800%, 3/15/25		680,000	658,885
Leucadia National Corp.
5.500%, 10/18/23		50,000	50,281
LG&E and KU Energy LLC
3.750%, 11/15/20		75,000	76,982
Liberty Property LP
4.125%, 6/15/22		56,000	57,724
Life Technologies Corp.
5.000%, 1/15/21		75,000	82,560
Lincoln National Corp.
4.850%, 6/24/21		56,000	60,958
Lockheed Martin Corp.
4.250%, 11/15/19		113,000	122,787
Lowe’s Cos., Inc.
5.400%, 10/15/16		56,000	58,643
Macy’s Retail Holdings, Inc.
3.625%, 6/1/24		100,000	96,891
Marathon Oil Corp.
2.800%, 11/1/22		75,000	66,329
Marathon Petroleum Corp.
5.125%, 3/1/21		94,000	102,938
Marriott International, Inc.
3.125%, 10/15/21		100,000	101,322
Marsh & McLennan Cos., Inc.
3.500%, 6/3/24		100,000	100,474
McDonald’s Corp.
5.350%, 3/1/18		75,000	81,539
3.250%, 6/10/24		150,000	149,457
McGraw Hill Financial, Inc.
3.300%, 8/14/20§		35,000	35,676
McKesson Corp.
2.284%, 3/15/19		150,000	150,165
Medco Health Solutions, Inc.
7.125%, 3/15/18		38,000	42,752
4.125%, 9/15/20		75,000	79,794
Medtronic, Inc.
2.500%, 3/15/20		150,000	152,070
4.450%, 3/15/20		94,000	103,028
3.150%, 3/15/22		55,000	55,824
2.750%, 4/1/23		56,000	54,680
3.500%, 3/15/25		100,000	102,070
Merck & Co., Inc.
1.300%, 5/18/18		94,000	93,926
1.850%, 2/10/20		150,000	149,432
2.350%, 2/10/22		30,000	29,552
MetLife, Inc.
6.817%, 8/15/18		68,000	77,765
4.750%, 2/8/21		100,000	111,333
Microsoft Corp.
1.000%, 5/1/18		113,000	112,747
1.625%, 12/6/18		150,000	151,261
3.000%, 10/1/20		56,000	58,916
2.375%, 2/12/22		60,000	59,742
Mondelez International, Inc.
2.250%, 2/1/19		100,000	100,365
Monsanto Co.
1.150%, 6/30/17		150,000	149,284
2.750%, 7/15/21		35,000	34,745
Moody’s Corp.
4.500%, 9/1/22		19,000	20,130
Morgan Stanley
2.500%, 1/24/19		150,000	152,042
7.300%, 5/13/19		282,000	329,355
2.375%, 7/23/19		150,000	149,871
5.500%, 1/26/20		150,000	167,683
2.800%, 6/16/20		95,000	95,319
5.750%, 1/25/21		188,000	214,212
3.750%, 2/25/23		56,000	57,197
4.100%, 5/22/23		100,000	101,483
1.750%, 1/30/25	EUR	350,000	379,083
4.000%, 7/23/25		$100,000	101,874
Mosaic Co.
4.250%, 11/15/23		100,000	100,728
Motorola Solutions, Inc.
3.750%, 5/15/22		56,000	52,438
MUFG Americas Holdings Corp.
3.000%, 2/10/25		150,000	143,167
Murphy Oil Corp.
3.700%, 12/1/22		75,000	63,532
Murray Street Investment Trust I
4.647%, 3/9/17(e)		94,000	97,989
Nabors Industries, Inc.
4.625%, 9/15/21		94,000	85,829
Nasdaq, Inc.
5.550%, 1/15/20		75,000	82,202
National Oilwell Varco, Inc.
2.600%, 12/1/22		113,000	105,001
National Retail Properties, Inc.
3.900%, 6/15/24		100,000	100,444
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17		75,000	79,999
2.150%, 2/1/19		200,000	199,407
NBCUniversal Media LLC
4.375%, 4/1/21		150,000	163,614
2.875%, 1/15/23		94,000	93,124
NetApp, Inc.
2.000%, 12/15/17		38,000	38,000
3.375%, 6/15/21		100,000	98,133
Newmont Mining Corp.
3.500%, 3/15/22		94,000	84,123
NextEra Energy Capital Holdings, Inc.
2.700%, 9/15/19		150,000	151,135
NiSource Finance Corp.
6.125%, 3/1/22		100,000	116,389
Noble Energy, Inc.
4.150%, 12/15/21		94,000	94,422
Norfolk Southern Corp.
5.900%, 6/15/19		103,000	117,731
Northrop Grumman Corp.
3.500%, 3/15/21		19,000	19,673

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Occidental Petroleum Corp.
2.700%, 2/15/23		$94,000	$91,534
Omnicom Group, Inc.
4.450%, 8/15/20		38,000	40,921
3.625%, 5/1/22		19,000	19,173
Oncor Electric Delivery Co. LLC
2.150%, 6/1/19		150,000	149,595
ONEOK Partners LP
8.625%, 3/1/19		94,000	110,133
Oracle Corp.
5.750%, 4/15/18		188,000	208,097
2.250%, 10/8/19		250,000	252,761
2.500%, 5/15/22		100,000	98,163
2.500%, 10/15/22		75,000	73,104
Pacific Gas & Electric Co.
8.250%, 10/15/18		38,000	44,857
3.500%, 10/1/20		56,000	59,127
Parker-Hannifin Corp.
3.300%, 11/21/24		100,000	101,615
PepsiCo, Inc.
5.000%, 6/1/18		94,000	102,977
7.900%, 11/1/18		19,000	22,450
1.850%, 4/30/20		100,000	99,260
2.750%, 3/1/23		200,000	198,125
Pfizer, Inc.
4.650%, 3/1/18		38,000	40,918
6.200%, 3/15/19		94,000	107,488
2.100%, 5/15/19		100,000	101,239
Philip Morris International, Inc.
5.650%, 5/16/18		75,000	83,021
3.600%, 11/15/23		50,000	51,815
Phillips 66
2.950%, 5/1/17		56,000	57,276
Pitney Bowes, Inc.
4.750%, 5/15/18		38,000	40,465
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18		79,000	86,483
3.850%, 10/15/23		150,000	145,023
PNC Bank N.A.
2.950%, 2/23/25		250,000	241,941
PPL Capital Funding, Inc.
4.200%, 6/15/22		47,000	49,607
Precision Castparts Corp.
2.500%, 1/15/23		38,000	36,767
Priceline Group, Inc.
2.375%, 9/23/24	EUR	600,000	658,756
1.800%, 3/3/27		220,000	211,665
Pride International, Inc.
8.500%, 6/15/19		$75,000	78,345
Procter & Gamble Co.
4.700%, 2/15/19		131,000	144,697
Progress Energy, Inc.
4.400%, 1/15/21		94,000	100,974
Progressive Corp.
3.750%, 8/23/21		56,000	59,937
Prologis LP
4.500%, 8/15/17		38,000	39,864
6.875%, 3/15/20		34,000	39,637
3.350%, 2/1/21		150,000	152,007
Prudential Financial, Inc.
2.350%, 8/15/19		150,000	151,156
5.875%, 9/15/42(l)		100,000	105,750
Public Service Electric & Gas Co.
2.000%, 8/15/19		150,000	150,950
3.050%, 11/15/24		100,000	98,458
Puget Energy, Inc.
3.650%, 5/15/25§		100,000	98,267
QUALCOMM, Inc.
3.450%, 5/20/25		100,000	94,302
QVC, Inc.
3.125%, 4/1/19		250,000	249,460
Raytheon Co.
3.125%, 10/15/20		94,000	98,189
Realty Income Corp.
3.250%, 10/15/22		56,000	54,468
Reinsurance Group of America, Inc.
4.700%, 9/15/23		50,000	53,729
Republic Services, Inc.
5.250%, 11/15/21		94,000	105,647
Reynolds American, Inc.
6.875%, 5/1/20§		38,000	44,248
3.250%, 11/1/22		56,000	55,458
4.850%, 9/15/23		150,000	160,482
Roper Technologies, Inc.
3.125%, 11/15/22		75,000	74,214
Rowan Cos., Inc.
4.875%, 6/1/22		28,000	20,813
Ryder System, Inc.
3.500%, 6/1/17		75,000	77,330
2.500%, 5/11/20		45,000	44,673
San Diego Gas & Electric Co.
3.600%, 9/1/23		100,000	104,868
Santander Holdings USA, Inc./Pennsylvania
2.650%, 4/17/20		120,000	118,261
Scripps Networks Interactive, Inc.
3.900%, 11/15/24		100,000	97,884
Sempra Energy
2.400%, 3/15/20		200,000	200,336
Senior Housing Properties Trust
3.250%, 5/1/19		100,000	100,822
Simon Property Group LP
2.200%, 2/1/19		100,000	101,122
5.650%, 2/1/20		188,000	214,395
Southern California Edison Co.
3.875%, 6/1/21		19,000	20,482
Southern Co.
2.150%, 9/1/19		100,000	98,528
2.750%, 6/15/20		100,000	99,412
Southwest Airlines Co.
5.125%, 3/1/17		38,000	39,971
Southwestern Electric Power Co.
6.450%, 1/15/19		56,000	63,142
Southwestern Energy Co.
4.100%, 3/15/22		94,000	85,298
Stanley Black & Decker, Inc.
2.900%, 11/1/22		56,000	55,303
Starbucks Corp.
3.850%, 10/1/23		50,000	53,050
State of Illinois, General Obligation Bonds,
Series 2011
5.365%, 3/1/17		190,000	198,159
5.877%, 3/1/19		90,000	98,000
State Street Corp.
3.300%, 12/16/24		65,000	65,398
SunTrust Banks, Inc./Georgia
3.500%, 1/20/17		94,000	96,271
Synchrony Financial
2.700%, 2/3/20		25,000	24,706
3.750%, 8/15/21		50,000	50,464
Sysco Corp.
2.600%, 10/1/20		30,000	29,972

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Target Corp.
6.000%, 1/15/18	$100,000	$110,315
2.300%, 6/26/19	250,000	255,291
TD Ameritrade Holding Corp.
2.950%, 4/1/22	100,000	99,866
Tennessee Valley Authority
5.500%, 7/18/17	676,000	732,307
6.250%, 12/15/17	38,000	42,473
4.500%, 4/1/18	94,000	101,998
Texas Instruments, Inc.
1.750%, 5/1/20	100,000	99,213
Textron, Inc.
4.300%, 3/1/24	100,000	102,627
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	160,000	164,341
Time Warner Cable, Inc.
8.250%, 4/1/19	200,000	233,232
Time Warner, Inc.
3.550%, 6/1/24	150,000	148,396
Toyota Motor Credit Corp.
2.150%, 3/12/20	135,000	135,013
3.300%, 1/12/22	94,000	97,227
Travelers Cos., Inc.
5.750%, 12/15/17	113,000	123,517
Tyson Foods, Inc.
4.500%, 6/15/22	75,000	79,807
U.S. Bancorp
2.200%, 11/15/16	188,000	190,761
2.200%, 4/25/19	150,000	152,595
3.600%, 9/11/24	150,000	152,128
U.S. Treasury Bonds
8.500%, 2/15/20	113,000	147,747
8.125%, 5/15/21	750,000	1,016,429
7.125%, 2/15/23	188,000	257,971
7.500%, 11/15/24	500,000	731,245
U.S. Treasury Notes
0.375%, 10/31/16	2,000,000	1,999,610
3.125%, 10/31/16	465,000	478,550
0.500%, 11/30/16	4,500,000	4,503,208
2.750%, 11/30/16	2,000,000	2,053,672
0.625%, 12/31/16	1,500,000	1,502,995
0.875%, 12/31/16	2,500,000	2,512,598
0.750%, 1/15/17	300,000	301,113
3.000%, 2/28/17	2,400,000	2,484,738
3.250%, 3/31/17	406,000	422,589
0.875%, 4/30/17	503,000	505,554
0.625%, 5/31/17	1,014,000	1,014,767
2.750%, 5/31/17	1,127,000	1,167,480
0.875%, 6/15/17	1,500,000	1,507,383
0.625%, 6/30/17	1,000,000	1,000,586
0.750%, 6/30/17	1,000,000	1,002,700
2.500%, 6/30/17	1,987,000	2,052,761
0.625%, 7/31/17	1,000,000	1,000,430
4.750%, 8/15/17	2,776,000	2,988,483
0.625%, 8/31/17	2,691,000	2,691,105
1.875%, 8/31/17	1,623,000	1,660,801
1.875%, 9/30/17	841,000	861,220
0.750%, 10/31/17	1,127,000	1,128,761
1.875%, 10/31/17	1,089,000	1,115,544
4.250%, 11/15/17	1,063,000	1,142,061
1.000%, 12/15/17	2,241,000	2,255,028
0.750%, 12/31/17	693,000	693,271
0.750%, 2/28/18	1,503,000	1,501,796
2.750%, 2/28/18	939,000	983,016
1.000%, 3/15/18	500,000	502,593
0.625%, 4/30/18	318,000	316,351
2.625%, 4/30/18	939,000	981,805
1.000%, 5/15/18	800,000	803,195
1.375%, 6/30/18	376,000	381,067
1.375%, 7/31/18	880,000	891,859
1.000%, 8/15/18	700,000	701,853
1.500%, 8/31/18	51,000	51,861
1.250%, 10/31/18	1,550,000	1,563,078
1.250%, 11/30/18	1,700,000	1,713,547
1.500%, 12/31/18	3,005,000	3,051,278
1.250%, 1/31/19	450,000	452,953
1.375%, 2/28/19	1,938,000	1,957,834
1.500%, 2/28/19	600,000	608,678
1.625%, 3/31/19	400,000	407,387
3.125%, 5/15/19	500,000	535,435
1.500%, 5/31/19	500,000	506,680
1.625%, 6/30/19	2,000,000	2,035,371
1.625%, 7/31/19	600,000	610,301
3.625%, 8/15/19	843,000	920,681
1.625%, 8/31/19	1,000,000	1,017,197
1.500%, 10/31/19	1,600,000	1,617,781
3.375%, 11/15/19	1,069,000	1,160,951
1.500%, 11/30/19	1,400,000	1,414,889
1.625%, 12/31/19	500,000	507,534
3.625%, 2/15/20	1,011,000	1,110,629
1.250%, 2/29/20	500,000	498,999
1.375%, 2/29/20	1,000,000	1,004,609
1.375%, 3/31/20	500,000	501,572
3.500%, 5/15/20	351,000	384,780
1.375%, 5/31/20	289,000	289,539
1.500%, 5/31/20	900,000	907,998
1.625%, 6/30/20	900,000	911,435
2.625%, 8/15/20	376,000	397,877
1.375%, 8/31/20	900,000	901,055
1.375%, 9/30/20	1,500,000	1,500,000
2.000%, 9/30/20	550,000	565,855
2.625%, 11/15/20	1,274,000	1,347,044
2.000%, 11/30/20	600,000	616,266
2.375%, 12/31/20	350,000	365,853
3.625%, 2/15/21	1,000,000	1,109,375
3.125%, 5/15/21	1,446,000	1,567,893
2.125%, 6/30/21	3,700,000	3,812,156
2.250%, 7/31/21	600,000	622,312
2.125%, 8/15/21	188,000	193,504
2.125%, 9/30/21	500,000	514,492
2.000%, 11/15/21	1,722,000	1,757,533
1.875%, 11/30/21	1,700,000	1,722,180
1.500%, 1/31/22	200,000	197,811
2.000%, 2/15/22	688,000	702,042
1.750%, 3/31/22	1,400,000	1,403,951
1.750%, 4/30/22	700,000	701,552
1.750%, 5/15/22	564,000	565,008
2.125%, 6/30/22	900,000	923,370
2.000%, 7/31/22	400,000	406,914
1.625%, 8/15/22	1,003,000	994,498
1.750%, 9/30/22	350,000	349,891
1.625%, 11/15/22	376,000	372,324
1.750%, 5/15/23	1,200,000	1,189,781
2.500%, 8/15/23	750,000	783,970
2.750%, 11/15/23	1,350,000	1,437,117
2.750%, 2/15/24	2,550,000	2,710,172
2.500%, 5/15/24	1,800,000	1,875,094
2.375%, 8/15/24	1,600,000	1,648,047
2.250%, 11/15/24	1,760,000	1,792,966
2.000%, 2/15/25	2,139,000	2,130,457
2.000%, 8/15/25	1,400,000	1,392,672

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Union Pacific Corp.
5.700%, 8/15/18		$94,000	$104,907
United Parcel Service, Inc.
3.125%, 1/15/21		75,000	78,315
United Technologies Corp.
3.100%, 6/1/22		56,000	56,779
UnitedHealth Group, Inc.
6.000%, 2/15/18		56,000	61,682
2.300%, 12/15/19		150,000	151,624
2.875%, 12/15/21		45,000	45,482
3.750%, 7/15/25		100,000	103,234
Valero Energy Corp.
6.125%, 2/1/20		56,000	63,305
Ventas Realty LP
3.750%, 5/1/24		150,000	148,835
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22		38,000	39,700
Verizon Communications, Inc.
1.350%, 6/9/17		300,000	299,719
2.625%, 2/21/20		100,000	100,359
4.500%, 9/15/20		100,000	108,095
5.150%, 9/15/23		400,000	440,818
3.500%, 11/1/24		230,000	226,495
3.250%, 2/17/26	EUR	600,000	727,283
Viacom, Inc.
3.500%, 4/1/17		$94,000	96,396
2.750%, 12/15/19		145,000	142,529
3.875%, 12/15/21		75,000	73,738
Voya Financial, Inc.
5.500%, 7/15/22		100,000	113,891
Wachovia Corp.
5.750%, 6/15/17		188,000	201,795
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		100,000	101,593
3.100%, 9/15/22		19,000	18,710
3.600%, 11/20/25	GBP	250,000	372,874
Wal-Mart Stores, Inc.
1.950%, 12/15/18		$250,000	255,351
3.625%, 7/8/20		113,000	121,643
3.250%, 10/25/20		113,000	119,521
Walt Disney Co.
3.750%, 6/1/21		19,000	20,483
Wells Fargo & Co.
1.150%, 6/2/17		250,000	249,576
1.500%, 1/16/18		94,000	93,845
2.150%, 1/15/19		150,000	151,015
2.600%, 7/22/20		70,000	70,707
3.500%, 3/8/22		56,000	57,869
3.450%, 2/13/23		94,000	93,297
3.300%, 9/9/24		100,000	99,426
Welltower Inc.
4.700%, 9/15/17		188,000	198,184
Western Union Co.
5.930%, 10/1/16		38,000	39,654
Williams Cos., Inc.
4.550%, 6/24/24		150,000	116,833
Williams Partners LP
4.125%, 11/15/20		150,000	153,105
4.000%, 9/15/25		150,000	128,121
Wisconsin Electric Power Co.
2.950%, 9/15/21		75,000	76,765
Wyndham Worldwide Corp.
4.250%, 3/1/22		56,000	55,661
Xcel Energy, Inc.
4.700%, 5/15/20		94,000	102,440
Xerox Corp.
2.950%, 3/15/17		94,000	95,536
6.350%, 5/15/18		38,000	41,913
2.750%, 9/1/20		60,000	58,509
Yum! Brands, Inc.
3.875%, 11/1/20		75,000	78,557
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20		100,000	100,657
3.150%, 4/1/22		100,000	98,768
Zoetis, Inc.
3.250%, 2/1/23		85,000	81,400

Total United States			181,818,440

Total Long Term Debt Securities (97.6%) (Cost $330,044,463)			323,780,956

	Number of Shares		Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares		437,375	437,375

Total Short-Term Investment (0.1%) (Cost $437,375)			437,375

Total Investments (97.7%) (Cost $330,481,838)			324,218,331
Other Assets Less Liabilities (2.3%)			7,599,532

Net Assets (100%)			$331,817,863

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $16,504,056 or 5.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2015. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2015.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2015, the market value of these securities amounted to $47,613,817 or 14.3% of net assets.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

KRW — Korean Won

MXN — Mexican Peso

NZD — New Zealand Dollar

PLN — Polish Zloty

RON — Romanian Leu

SGD — Singapore Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. Canadian Dollar, expiring 10/6/15#	JPMorgan Chase Bank	985,697	10,100	$8,216,893	$7,568,199	$648,694
Japanese Yen vs. European Union Euro, expiring 10/22/15#	JPMorgan Chase Bank	665,850	4,930	5,551,710	5,510,773	40,937
Japanese Yen vs. European Union Euro, expiring 10/22/15#	JPMorgan Chase Bank	395,000	2,954	3,293,423	3,301,307	(7,884)

						$681,747

#	For cross-currency exchange contracts, the U.S. $ Current Value is the value at September 30, 2015 of the currency being purchased, and the U.S. $ Settlement Value is the value at September 30, 2015 of the currency being sold.

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 10/6/15	JPMorgan Chase Bank	5,865	$4,394,800	$4,520,499	$(125,699)
European Union Euro vs. U.S. Dollar, expiring 12/16/15	JPMorgan Chase Bank	35,550	39,776,273	40,341,180	(564,907)
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	2,600,000	21,683,919	20,868,750	815,169
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	172,500	1,438,645	1,449,391	(10,746)
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	391,650	3,266,349	3,282,320	(15,971)
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	395,000	3,294,288	3,300,154	(5,866)

					$91,980

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/17/15	JPMorgan Chase Bank	27,975	$19,839,087	$19,554,327	$284,760
Brazilian Real vs. U.S. Dollar, expiring 11/23/15	State Street Bank & Trust	8,450	2,363,835	2,091,895	271,940
Brazilian Real vs. U.S. Dollar, expiring 11/23/15	State Street Bank & Trust	10,700	2,941,581	2,648,908	292,673
British Pound vs. U.S. Dollar, expiring 12/11/15	JPMorgan Chase Bank	2,950	4,528,112	4,461,241	66,871
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	110,000	911,386	917,397	(6,011)
Korean Won vs. U.S. Dollar, expiring 10/22/15	State Street Bank & Trust	7,335,000	6,327,312	6,183,258	144,054
Mexican Peso vs. U.S. Dollar, expiring 10/29/15	JPMorgan Chase Bank	48,900	2,975,267	2,885,863	89,404
Mexican Peso vs. U.S. Dollar, expiring 10/29/15	JPMorgan Chase Bank	54,000	3,269,136	3,186,842	82,294
New Zealand Dollar vs. U.S. Dollar, expiring 12/14/15	JPMorgan Chase Bank	10,000	6,252,450	6,358,791	(106,341)
Singapore Dollar vs. U.S. Dollar, expiring 10/15/15	JPMorgan Chase Bank	4,315	3,183,562	3,030,921	152,641
South African Rand vs. U.S. Dollar, expiring 11/30/15	JPMorgan Chase Bank	22,200	1,674,480	1,585,381	89,099
South African Rand vs. U.S. Dollar, expiring 11/30/15	JPMorgan Chase Bank	2,600	190,063	185,675	4,388

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
South African Rand vs. U.S. Dollar, expiring 11/30/15	JPMorgan Chase Bank	26,500	$1,916,104	$1,892,459	$23,645

					$1,389,417

					$2,163,144

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$10,111,354	$—	$10,111,354
Consumer Staples	—	7,393,010	—	7,393,010
Energy	—	6,206,219	—	6,206,219
Financials	—	37,648,415	—	37,648,415
Health Care	—	7,425,916	—	7,425,916
Industrials	—	8,102,718	—	8,102,718
Information Technology	—	6,719,749	—	6,719,749
Materials	—	3,570,796	—	3,570,796
Telecommunication Services	—	5,227,398	—	5,227,398
Utilities	—	6,316,385	—	6,316,385
Forward Currency Contracts	—	3,006,569	—	3,006,569
Government Securities
Foreign Governments	—	93,364,863	—	93,364,863
Municipal Bonds	—	400,187	—	400,187
Supranational	—	10,217,428	—	10,217,428
U.S. Government Agencies	—	7,498,554	—	7,498,554
U.S. Treasuries	—	113,577,964	—	113,577,964
Short-Term Investments	437,375	—	—	437,375

Total Assets	$437,375	$326,787,525	$—	$327,224,900

Liabilities:
Forward Currency Contracts	$—	$(843,425)	$—	$(843,425)

Total Liabilities	$—	$(843,425)	$—	$(843,425)

Total	$437,375	$325,944,100	$—	$326,381,475

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,201,955
Aggregate gross unrealized depreciation	(12,171,570)

Net unrealized depreciation	$(6,969,615)

Federal income tax cost of investments	$331,187,946

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (88.7%)
Consumer Discretionary (11.4%)
Auto Components (0.4%)
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§	$400,000	$413,760
ZF North America Capital, Inc.
4.500%, 4/29/22§	150,000	142,125

		555,885

Distributors (0.2%)
American Tire Distributors, Inc.
10.250%, 3/1/22§	270,000	273,206

Diversified Consumer Services (0.2%)
ServiceMaster Co. LLC
7.450%, 8/15/27	300,000	300,750

Hotels, Restaurants & Leisure (3.5%)
1011778 BC ULC/New Red Finance, Inc.
6.000%, 4/1/22§	1,000,000	1,005,000
Choctaw Resort Development Enterprise
7.250%, 11/15/19§	720,000	709,200
Eldorado Resorts, Inc.
7.000%, 8/1/23§	210,000	205,275
GLP Capital LP/GLP Financing II, Inc.
4.375%, 11/1/18	500,000	505,000
LTF Merger Sub, Inc.
8.500%, 6/15/23§	251,000	239,077
MGM Resorts International
11.375%, 3/1/18	560,000	642,600
NCL Corp. Ltd.
5.250%, 11/15/19§	150,000	152,625
Pinnacle Entertainment, Inc.
8.750%, 5/15/20	109,000	113,088
6.375%, 8/1/21	130,000	138,229
Royal Caribbean Cruises Ltd.
5.250%, 11/15/22	230,000	240,925
7.500%, 10/15/27	169,000	196,040
Viking Cruises Ltd.
8.500%, 10/15/22§	605,000	662,475
6.250%, 5/15/25§	153,000	150,227

		4,959,761

Household Durables (0.5%)
Century Intermediate Holding Co. 2
9.750%, 2/15/19 PIK§	286,000	293,865
Mattamy Group Corp.
6.500%, 11/15/20§	220,000	213,400
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/1/24§	210,000	201,469

		708,734

Internet & Catalog Retail (0.4%)
Netflix, Inc.
5.500%, 2/15/22§	625,000	625,000

Media (5.8%)
Acosta, Inc.
7.750%, 10/1/22§	303,000	289,365
Altice Luxembourg S.A.
7.750%, 5/15/22§	440,000	400,400
Cable One, Inc.
5.750%, 6/15/22§	350,000	344,750
Cablevision Systems Corp.
7.750%, 4/15/18	108,000	108,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21§	330,000	285,450
CSC Holdings LLC
5.250%, 6/1/24	246,000	193,110
DISH DBS Corp.
5.875%, 11/15/24	285,000	241,537
Gray Television, Inc.
7.500%, 10/1/20	200,000	205,000
Igloo Holdings Corp.
8.250%, 12/15/17 PIK§	814,000	818,070
Interactive Data Corp.
5.875%, 4/15/19§	126,000	125,606
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.750%, 4/1/21	250,000	273,750
Metro-Goldwyn-Mayer, Inc., Term Loan
5.125%, 6/26/20	600,000	601,500
MHGE Parent LLC/MHGE Parent Finance, Inc.
8.500%, 8/1/19§	625,000	623,438
Midcontinent Communications & Midcontinent Finance Corp.
6.875%, 8/15/23§	400,000	396,000
Nexstar Broadcasting, Inc.
6.875%, 11/15/20	252,000	260,820
6.125%, 2/15/22§	55,000	54,450
Numericable-SFR
4.875%, 5/15/19§	575,000	554,185
Sirius XM Radio, Inc.
6.000%, 7/15/24§	1,000,000	1,005,000
5.375%, 4/15/25§	204,000	195,330
Tribune Media Co.
5.875%, 7/15/22§	300,000	290,250
Unitymedia GmbH
6.125%, 1/15/25§	600,000	589,500
VTR Finance B.V.
6.875%, 1/15/24§	250,000	225,050
Ziggo Bond Finance B.V.
5.875%, 1/15/25§	250,000	228,750

		8,309,311

Multiline Retail (0.2%)
99 Cents Only Stores LLC
11.000%, 12/15/19	375,000	225,000

Specialty Retail (0.2%)
Hot Topic, Inc.
9.250%, 6/15/21§	150,000	144,000
Petco Animal Supplies, Inc.
9.250%, 12/1/18§	205,000	209,613

		353,613

Total Consumer Discretionary		16,311,260

Consumer Staples (5.3%)
Beverages (0.3%)
Constellation Brands, Inc.
4.750%, 11/15/24	155,000	156,937
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.500%, 8/15/19§	309,000	314,408

		471,345

Food & Staples Retailing (1.2%)
BI-LO LLC/BI-LO Finance Corp.
8.625%, 9/15/18 PIK§	519,000	461,910
9.250%, 2/15/19§	339,000	339,000
Petco Holdings, Inc.
8.500%, 10/15/17 PIK§	470,000	473,525
Rite Aid Corp.
9.250%, 3/15/20	263,000	280,752

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
6.125%, 4/1/23§	$165,000	$163,763

		1,718,950

Food Products (1.3%)
JBS Investments GmbH
7.250%, 4/3/24§	250,000	237,575
JBS USA LLC/JBS USA Finance, Inc.
8.250%, 2/1/20§	330,000	344,025
5.750%, 6/15/25§	363,000	330,472
Post Holdings, Inc.
7.750%, 3/15/24§	225,000	230,625
8.000%, 7/15/25§	85,000	87,337
Progressive Solutions LLC
9.500%, 9/30/21	625,000	619,531

		1,849,565

Household Products (2.0%)
HRG Group, Inc.
7.750%, 1/15/22	1,000,000	970,000
7.750%, 1/15/22§	1,050,000	1,018,500
Spectrum Brands, Inc.
6.375%, 11/15/20	350,000	369,250
6.625%, 11/15/22	300,000	318,000
Sun Products Corp.
7.750%, 3/15/21§	265,000	223,925

		2,899,675

Tobacco (0.5%)
Vector Group Ltd.
7.750%, 2/15/21	600,000	633,000

Total Consumer Staples		7,572,535

Energy (8.5%)
Oil, Gas & Consumable Fuels (8.5%)
American Energy - Woodford LLC/AEW Finance Corp.
12.000%, 12/30/20 PIK§	142,000	59,640
Antero Resources Corp.
5.375%, 11/1/21	275,000	243,375
5.125%, 12/1/22	200,000	171,000
5.625%, 6/1/23§	392,000	343,000
Artsonig Pty Ltd.
11.500%, 4/1/19 PIK(b)§	374,247	14,970
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.
9.250%, 8/15/21	293,000	131,850
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, 11/15/22§	845,000	813,312
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.625%, 1/15/22	231,000	214,252
7.750%, 4/15/23§	312,000	287,820
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23	195,000	169,650
Chaparral Energy, Inc.
9.875%, 10/1/20	300,000	94,500
Concho Resources, Inc.
7.000%, 1/15/21	420,000	428,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.125%, 3/1/22	207,000	181,125
6.250%, 4/1/23§	322,000	276,920
CrownRock LP/CrownRock Finance, Inc.
7.750%, 2/15/23§	525,000	515,812
Diamondback Energy, Inc.
7.625%, 10/1/21	128,000	134,720
Eclipse Resources Corp.
8.875%, 7/15/23§	258,000	207,045
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 5/1/20	69,000	58,823
6.375%, 6/15/23	365,000	270,100
Foresight Energy LLC/Foresight Energy Finance Corp.
7.875%, 8/15/21§	400,000	312,000
Genesis Energy LP/Genesis Energy Finance Corp.
5.750%, 2/15/21	355,000	324,825
6.750%, 8/1/22	215,000	204,116
6.000%, 5/15/23	235,000	207,975
5.625%, 6/15/24	274,000	239,750
Gulfport Energy Corp.
7.750%, 11/1/20	475,000	466,687
Linn Energy LLC/Linn Energy Finance Corp.
7.750%, 2/1/21	197,000	45,310
Magnum Hunter Resources Corp.
9.750%, 5/15/20	257,000	115,650
Memorial Production Partners LP/Memorial Production Finance Corp.
7.625%, 5/1/21	145,000	97,150
Memorial Resource Development Corp.
5.875%, 7/1/22	400,000	361,000
Natural Resource Partners LP/NRP Finance Corp.
9.125%, 10/1/18	700,000	504,000
Oasis Petroleum, Inc.
6.875%, 3/15/22	240,000	190,800
ONEOK, Inc.
7.500%, 9/1/23	288,000	277,373
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, 5/15/23§	339,000	299,168
Penn Virginia Corp.
8.500%, 5/1/20	444,000	106,560
Rice Energy, Inc.
7.250%, 5/1/23§	196,000	181,790
RSP Permian, Inc.
6.625%, 10/1/22§	175,000	168,000
Sanchez Energy Corp.
7.750%, 6/15/21	212,000	154,230
Seven Generations Energy Ltd.
8.250%, 5/15/20§	475,000	446,500
6.750%, 5/1/23§	175,000	150,500
SM Energy Co.
5.625%, 6/1/25	48,000	41,280
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%, 7/1/21	249,000	239,040
5.500%, 8/15/22	218,000	185,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.125%, 11/15/19§	150,000	135,000
6.875%, 2/1/21	400,000	387,000
6.750%, 3/15/24§	216,000	205,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.250%, 10/15/22§	215,000	209,088
Ultra Petroleum Corp.
5.750%, 12/15/18§	192,000	138,240
6.125%, 10/1/24§	420,000	243,600
Western Refining Logistics LP/WNRL Finance Corp.
7.500%, 2/15/23	400,000	396,000
Whiting Canadian Holding Co. ULC
8.125%, 12/1/19	255,000	244,800
Whiting Petroleum Corp.
5.750%, 3/15/21	250,000	216,375

Total Energy		12,110,621

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (12.5%)
Banks (0.1%)
Creditcorp.
12.000%, 7/15/18§	$269,000	$207,466

Capital Markets (1.2%)
American Capital Ltd.
6.500%, 9/15/18§	580,000	598,096
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance
5.000%, 8/1/21§	1,100,000	1,076,885

		1,674,981

Consumer Finance (1.3%)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.250%, 7/1/20	250,000	250,312
4.500%, 5/15/21	402,000	401,518
4.625%, 7/1/22	150,000	149,445
Ally Financial, Inc.
4.625%, 5/19/22	216,000	212,760
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.250%, 1/15/18§	474,000	483,480
Speedy Cash Intermediate Holdings Corp.
10.750%, 5/15/18§	71,000	56,445
TMX Finance LLC/TitleMax Finance Corp.
8.500%, 9/15/18§	422,000	329,160

		1,883,120

Diversified Financial Services (5.4%)
ACE Cash Express, Inc.
11.000%, 2/1/19§	780,000	269,100
Alphabet Holding Co., Inc.
7.750%, 11/1/17 PIK	461,000	450,627
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.
7.750%, 2/15/18(b)§	400,000	416,000
CNH Industrial Capital LLC
3.875%, 7/16/18§	350,000	342,125
DFC Finance Corp.
10.500%, 6/15/20§	650,000	380,250
James Hardie International Finance Ltd.
5.875%, 2/15/23§	200,000	202,500
Jefferies LoanCore LLC/JLC Finance Corp.
6.875%, 6/1/20§	600,000	576,000
MJ Acquisition Corp.
9.000%, 4/22/23	650,000	648,104
MSCI, Inc.
5.750%, 8/15/25§	240,000	243,150
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.500%, 7/1/21	575,000	477,969
Nielsen Co. Luxembourg Sarl
5.500%, 10/1/21§	200,000	198,750
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, 4/15/22§	973,000	948,675
Opal Acquisition, Inc.
8.875%, 12/15/21§	1,266,000	1,183,710
Prospect Holding Co. LLC/Prospect Holding Finance Co.
10.250%, 10/1/18§	405,000	245,025
Speedy Group Holdings Corp.
12.000%, 11/15/17§	603,000	476,370
Stearns Holdings LLC
9.375%, 8/15/20§	622,000	618,890

		7,677,245

Insurance (2.4%)
American Equity Investment Life Holding Co.
6.625%, 7/15/21	328,000	345,618
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 4/1/21§	275,000	286,000
Hub Holdings LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19 PIK§	333,000	323,010
HUB International Ltd.
7.875%, 10/1/21§	870,000	835,200
National Financial Partners Corp.
9.000%, 7/15/21§	580,000	559,700
Wayne Merger Sub LLC
8.250%, 8/1/23§	475,000	451,250
York Risk Services Holding Corp.
8.500%, 10/1/22§	700,000	598,500

		3,399,278

Real Estate Investment Trusts (REITs) (1.2%)
Equinix, Inc.
4.875%, 4/1/20	150,000	152,250
5.375%, 1/1/22	150,000	149,625
5.375%, 4/1/23	200,000	196,240
5.750%, 1/1/25	200,000	197,000
Iron Mountain, Inc.
6.000%, 10/1/20§	1,089,000	1,095,752

		1,790,867

Real Estate Management & Development (0.4%)
Crescent Resources LLC/Crescent Ventures, Inc.
10.250%, 8/15/17§	180,000	184,500
Greystar Real Estate Partners LLC
8.250%, 12/1/22§	208,000	217,880
Howard Hughes Corp.
6.875%, 10/1/21§	225,000	227,531

		629,911

Thrifts & Mortgage Finance (0.5%)
Provident Funding Associates LP/PFG Finance Corp.
6.750%, 6/15/21§	700,000	663,250

Total Financials		17,926,118

Health Care (10.4%)
Health Care Equipment & Supplies (0.6%)
Hill-Rom Holdings, Inc.
5.750%, 9/1/23§	109,000	109,681
Immucor, Inc.
11.125%, 8/15/19	442,000	454,155
Kinetic Concepts, Inc./KCI USA, Inc.
10.500%, 11/1/18	350,000	366,625

		930,461

Health Care Providers & Services (5.7%)
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	450,000	442,125
5.625%, 2/15/23§	152,000	153,140
American Renal Holdings, Inc., Term Loan
8.500%, 3/20/20	599,878	597,253
Amsurg Corp.
5.625%, 7/15/22	400,000	400,000
CHS/Community Health Systems, Inc.
6.875%, 2/1/22	450,000	460,125
HCA, Inc.
7.690%, 6/15/25	110,000	122,925
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19	160,000	164,608
MedImpact Holdings, Inc.
10.500%, 2/1/18§	541,000	565,345
MPH Acquisition Holdings LLC
6.625%, 4/1/22§	233,000	233,583
Omnicare, Inc.
4.750%, 12/1/22	125,000	135,000
Prospect Medical Holdings, Inc.
8.375%, 5/1/19§	300,000	313,125

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Select Medical Corp.
6.375%, 6/1/21	$475,000	$465,500
Surgical Care Affiliates, Inc.
6.000%, 4/1/23§	450,000	447,750
Tenet Healthcare Corp.
6.000%, 10/1/20	300,000	314,250
8.125%, 4/1/22	187,000	198,463
6.750%, 6/15/23	1,050,000	1,039,500
Truven Health Analytics, Inc.
10.625%, 6/1/20	1,285,000	1,342,825
U.S. Renal Care, Inc.
10.250%, 12/27/19	700,000	700,000

		8,095,517

Health Care Technology (0.3%)
Emdeon, Inc.
6.000%, 2/15/21§	525,000	506,625

Life Sciences Tools & Services (0.1%)
Sterigenics-Nordion Holdings LLC
6.500%, 5/15/23§	98,000	98,000

Pharmaceuticals (3.7%)
Capsugel S.A.
7.000%, 5/15/19 PIK§	954,000	956,385
Concordia Healthcare Corp.
7.000%, 4/15/23§	242,000	211,145
DBx Holdings B.V.
7.500%, 2/1/22§	201,000	206,025
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.000%, 7/15/23§	618,000	605,640
JLL/Delta Dutch Pledgeco B.V.
8.750%, 5/1/20 PIK§	443,000	445,215
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20§	1,000,000	962,500
7.000%, 10/1/20§	73,000	74,095
7.500%, 7/15/21§	385,000	394,625
5.875%, 5/15/23§	750,000	718,125
6.125%, 4/15/25§	735,000	700,088

		5,273,843

Total Health Care		14,904,446

Industrials (11.3%)
Aerospace & Defense (1.3%)
Aerojet Rocketdyne Holdings, Inc.
7.125%, 3/15/21	335,000	350,075
Bombardier, Inc.
6.125%, 1/15/23§	239,000	175,067
7.500%, 3/15/25§	315,000	234,675
DynCorp International, Inc.
10.375%, 7/1/17	684,000	489,060
Spirit AeroSystems, Inc.
5.250%, 3/15/22	108,000	109,890
TransDigm, Inc.
7.500%, 7/15/21	240,000	247,800
6.500%, 7/15/24	214,000	201,139

		1,807,706

Air Freight & Logistics (0.5%)
DH Services Luxembourg Sarl
7.750%, 12/15/20§	368,000	371,680
XPO Logistics, Inc.
6.500%, 6/15/22§	400,000	338,000

		709,680

Building Products (1.1%)
Building Materials Corp. of America
6.000%, 10/15/25§	330,000	333,300
Nortek, Inc.
8.500%, 4/15/21	468,000	496,080
Reliance Intermediate Holdings LP
6.500%, 4/1/23§	775,000	775,000

		1,604,380

Commercial Services & Supplies (1.4%)
Covanta Holding Corp.
5.875%, 3/1/24	210,000	197,400
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.375%, 8/1/23§	975,000	940,875
Multi-Color Corp.
6.125%, 12/1/22§	180,000	182,700
Mustang Merger Corp.
8.500%, 8/15/21§	280,000	285,600
Nufarm Australia Ltd.
6.375%, 10/15/19§	338,000	338,000

		1,944,575

Construction & Engineering (1.5%)
AECOM Technology Corp.
5.750%, 10/15/22§	525,000	528,937
Michael Baker Holdings LLC/Micahel Baker Finance Corp.
8.875%, 4/15/19 PIK§	660,000	554,400
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.250%, 10/15/18§	825,000	785,813
Tutor Perini Corp.
7.625%, 11/1/18	305,000	308,050

		2,177,200

Electrical Equipment (0.3%)
International Wire Group Holdings, Inc.
8.500%, 10/15/17§	472,000	483,800

Machinery (2.1%)
Amsted Industries, Inc.
5.000%, 3/15/22§	375,000	369,375
CBC Ammo LLC/CBC FinCo, Inc.
7.250%, 11/15/21§	475,000	434,625
Global Brass & Copper, Inc.
9.500%, 6/1/19	490,000	531,037
Park-Ohio Industries, Inc.
8.125%, 4/1/21	397,000	411,888
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, 8/1/20§	818,000	856,855
Waterjet Holdings, Inc.
7.625%, 2/1/20§	334,000	334,000

		2,937,780

Road & Rail (0.8%)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.
10.000%, 2/15/18 PIK§	300,000	298,500
OPE KAG Finance Sub, Inc.
7.875%, 7/31/23§	317,000	321,755
Watco Cos. LLC/Watco Finance Corp.
6.375%, 4/1/23§	499,000	492,762

		1,113,017

Trading Companies & Distributors (1.9%)
Aircastle Ltd.
5.500%, 2/15/22	200,000	202,000
Beacon Roofing Supply, Inc.
6.375%, 10/1/23§	92,000	92,345
HD Supply, Inc.
7.500%, 7/15/20	180,000	188,100
11.500%, 7/15/20	534,000	602,085
International Lease Finance Corp.
8.625%, 1/15/22	377,000	450,967
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%, 2/15/19§	370,000	334,388

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.
8.625%, 6/1/21§	$93,000	$89,280
Solenis International LP
7.750%, 7/31/22	525,000	500,719
United Rentals North America, Inc.
4.625%, 7/15/23	300,000	291,000

		2,750,884

Transportation Infrastructure (0.4%)
Aguila 3 S.A.
7.875%, 1/31/18§	552,000	553,380

Total Industrials		16,082,402

Information Technology (11.0%)
Communications Equipment (1.3%)
Aegis Merger Sub, Inc.
10.250%, 2/15/23§	341,000	340,148
CommScope Technologies Finance LLC
6.000%, 6/15/25§	586,000	561,095
CommScope, Inc.
4.375%, 6/15/20§	525,000	519,750
ViaSat, Inc.
6.875%, 6/15/20	500,000	523,125

		1,944,118

Electronic Equipment, Instruments & Components (0.7%)
Anixter, Inc.
5.125%, 10/1/21	400,000	397,000
Brightstar Corp.
7.250%, 8/1/18§	206,000	215,270
CPI International, Inc.
8.750%, 2/15/18	450,000	448,875

		1,061,145

Internet Software & Services (1.4%)
Asurion LLC
8.500%, 2/19/21	1,250,000	1,124,687
Bankrate, Inc.
6.125%, 8/15/18§	178,000	173,550
j2 Global, Inc.
8.000%, 8/1/20	275,000	292,875
TCH 2 Holdings LLC, Term Loan
8.750%, 11/6/21	400,000	392,000

		1,983,112

IT Services (1.7%)
Alliance Data Systems Corp.
5.250%, 12/1/17§	500,000	508,125
6.375%, 4/1/20§	400,000	410,000
5.375%, 8/1/22§	980,000	960,400
SRA International, Inc.
11.000%, 10/1/19	475,000	502,598

		2,381,123

Semiconductors & Semiconductor Equipment (0.2%)
Advanced Micro Devices, Inc.
6.750%, 3/1/19	356,000	246,993

Software (5.7%)
Audatex North America, Inc.
6.000%, 6/15/21§	265,000	263,012
6.125%, 11/1/23§	2,070,000	2,070,000
BCP Singapore VI Cayman Financing Co., Ltd.
8.000%, 4/15/21§	353,000	329,349
BMC Software Finance, Inc.
8.125%, 7/15/21§	295,000	236,738
BMC Software, Inc.
7.250%, 6/1/18	80,000	71,800
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	755,000	543,600
Ensemble S Merger Sub, Inc.
9.000%, 9/30/23§	901,000	872,844
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125%, 5/1/21 PIK§	258,000	228,975
Infor U.S., Inc.
6.500%, 5/15/22§	470,000	431,225
Italics Merger Sub, Inc.
7.125%, 7/15/23§	700,000	658,000
Nuance Communications, Inc.
5.375%, 8/15/20§	680,000	683,825
Sophia Holding Finance LP/Sophia Holding Finance, Inc.
9.625%, 12/1/18 PIK§	593,000	604,860
Sophia LP/Sophia Finance, Inc.
9.750%, 1/15/19§	593,000	636,348
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23§	450,000	453,656

		8,084,232

Technology Hardware, Storage & Peripherals (0.0%)
NCR Corp.
6.375%, 12/15/23	71,000	69,225

Total Information Technology		15,769,948

Materials (6.1%)
Chemicals (1.2%)
Eco Services Operations LLC/Eco Finance Corp.
8.500%, 11/1/22§	278,000	254,370
Nexeo Solutions LLC/Nexeo Solutions Finance Corp.
8.375%, 3/1/18	471,000	433,320
Rayonier AM Products, Inc.
5.500%, 6/1/24§	631,000	438,545
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp.
6.500%, 4/15/21§	412,000	412,515
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.
6.750%, 5/1/22§	200,000	192,000

		1,730,750

Construction Materials (0.3%)
Summit Materials LLC/Summit Materials Finance Corp.
10.500%, 1/31/20	101,000	108,070
6.125%, 7/15/23	222,000	217,144

		325,214

Containers & Packaging (1.7%)
Ardagh Finance Holdings S.A.
8.625%, 6/15/19 PIK§	217,771	222,127
Berry Plastics Corp.
6.000%, 10/15/22§	216,000	215,460
5.125%, 7/15/23	227,000	213,096
BWAY Holding Co.
9.125%, 8/15/21§	535,000	529,650
Coveris Holding Corp.
10.000%, 6/1/18§	150,000	154,500
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23§	68,000	68,510
6.375%, 8/15/25§	51,000	51,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
9.875%, 8/15/19	120,000	124,200
5.750%, 10/15/20	833,000	841,330

		2,419,873

Metals & Mining (2.9%)
Aleris International, Inc.
7.625%, 2/15/18	251,000	243,470
7.875%, 11/1/20	339,000	327,982

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
ArcelorMittal S.A.
7.000%, 2/25/22		$255,000	$232,050
7.750%, 10/15/39		400,000	327,000
Barminco Finance Pty Ltd.
9.000%, 6/1/18§		591,000	429,953
HudBay Minerals, Inc.
9.500%, 10/1/20		338,000	269,994
Novelis, Inc.
8.750%, 12/15/20		500,000	482,500
Prince Mineral Holding Corp.
11.500%, 12/15/19§		380,000	319,200
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20§		1,269,000	1,116,720
SunCoke Energy, Inc.
7.625%, 8/1/19		87,000	88,305
WireCo WorldGroup, Inc.
9.500%, 5/15/17		400,000	342,000

			4,179,174

Total Materials			8,655,011

Telecommunication Services (10.7%)
Diversified Telecommunication Services (7.8%)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%, 3/15/21		550,000	536,250
6.625%, 1/31/22		600,000	600,750
5.125%, 2/15/23		150,000	137,250
5.125%, 5/1/23§		825,000	754,875
5.375%, 5/1/25§		379,000	342,048
5.875%, 5/1/27§		555,000	515,456
CenturyLink, Inc.
5.625%, 4/1/25§		150,000	123,000
Columbus International, Inc.
7.375%, 3/30/21§		400,000	412,397
Frontier Communications Corp.
8.875%, 9/15/20§		525,000	514,500
10.500%, 9/15/22§		100,000	97,500
Hughes Satellite Systems Corp.
6.500%, 6/15/19		540,000	579,798
7.625%, 6/15/21		150,000	160,875
Intelsat Jackson Holdings S.A.
7.250%, 4/1/19		300,000	281,250
7.250%, 10/15/20		230,000	211,025
Intelsat Luxembourg S.A.
8.125%, 6/1/23		818,000	531,700
Level 3 Financing, Inc.
6.125%, 1/15/21		375,000	385,500
5.375%, 8/15/22		300,000	290,250
5.625%, 2/1/23		334,000	326,485
5.125%, 5/1/23§		350,000	329,000
Neptune Finco Corp.
10.125%, 1/15/23§		200,000	202,000
6.625%, 10/15/25§		875,000	881,562
Sprint Capital Corp.
6.875%, 11/15/28		100,000	71,750
8.750%, 3/15/32		599,000	465,723
Telesat Canada/Telesat LLC
6.000%, 5/15/17§		500,000	505,938
Virgin Media Finance plc
6.000%, 10/15/24§		950,000	912,000
6.375%, 10/15/24§	GBP	275,000	411,139
Wind Acquisition Finance S.A.
4.750%, 7/15/20§		$350,000	344,312
Windstream Services LLC
6.375%, 8/1/23		270,000	191,025

			11,115,358

Wireless Telecommunication Services (2.9%)
Altice Financing S.A.
6.625%, 2/15/23§		1,268,000	1,217,280
Digicel Group Ltd.
8.250%, 9/30/20§		412,000	380,894
Digicel Ltd.
6.750%, 3/1/23§		365,000	328,302
Sprint Corp.
7.250%, 9/15/21		700,000	570,500
7.875%, 9/15/23		670,000	541,025
7.125%, 6/15/24		243,000	187,717
Syniverse Holdings, Inc.
9.125%, 1/15/19		140,000	119,700
T-Mobile USA, Inc.
6.000%, 3/1/23		150,000	145,125
6.500%, 1/15/24		330,000	319,275
6.375%, 3/1/25		200,000	191,880
UPCB Finance IV Ltd.
5.375%, 1/15/25§		150,000	138,000

			4,139,698

Total Telecommunication Services			15,255,056

Utilities (1.5%)
Gas Utilities (0.5%)
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, 7/15/22		584,000	513,920
5.625%, 11/15/23§		220,000	193,050

			706,970

Independent Power and Renewable Electricity Producers (1.0%)
AES Corp.
5.500%, 4/15/25		299,000	264,615
Dynegy, Inc.
7.625%, 11/1/24		380,000	383,800
Talen Energy Supply LLC
4.600%, 12/15/21		326,000	270,254
6.500%, 6/1/25§		220,000	191,400
TerraForm Power Operating LLC
5.875%, 2/1/23§		325,000	286,000

			1,396,069

Total Utilities			2,103,039

Total Corporate Bonds			126,690,436

Total Long-Term Debt Securities (88.7%) (Cost $136,948,238)			126,690,436

	Number of Shares		Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(6.7%)
iShares® iBoxx $ High Yield Corporate Bond ETF		57,200	4,764,188
SPDR® Barclays High Yield Bond ETF		132,575	4,727,624

Total Investment Companies (6.7%) (Cost $10,560,137)			9,491,812

	Number of Warrants		Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp, expiring 5/17/17*† (Cost $—)		1,803	—

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	2,243,680	$2,243,680

Total Short-Term Investment (1.6%) (Cost $2,243,680)		2,243,680

Total Investment (97.0%) (Cost $149,752,055)		138,425,928
Other Assets Less Liabilities (3.0%)		4,351,698

Net Assets (100%)		$142,777,626

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $78,985,408 or 55.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security. At September 30, 2015, the market value of these securities amounted to $430,970 or 0.3% of net assets.

Glossary:

GBP — British Pound

PIK — Payment-in Kind Security

Country Diversification

As a Percentage of Total Net Assets

Australia	0.6%
Austria	0.2
Barbados	0.3
Bermuda	1.3
Canada	5.5
Cayman Islands	0.3
France	0.4
Germany	0.4
Ireland	1.1
Liberia	0.3
Luxembourg	4.2
Netherlands	1.1
United Kingdom	0.9
United States	80.4
Cash and Other	3.0

100.0%

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount(000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 10/7/15	JPMorgan Chase Bank	275	$424,372	$415,995	$8,377

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$16,311,260	$—		$16,311,260
Consumer Staples	—	7,572,535	—		7,572,535
Energy	—	12,110,621	—		12,110,621
Financials	—	17,926,118	—		17,926,118
Health Care	—	14,904,446	—		14,904,446
Industrials	—	16,082,402	—		16,082,402
Information Technology	—	15,769,948	—		15,769,948
Materials	—	8,655,011	—		8,655,011
Telecommunication Services	—	15,255,056	—		15,255,056
Utilities	—	2,103,039	—		2,103,039
Forward Currency Contracts	—	8,377	—		8,377
Investment Companies
Exchange Traded Funds (ETFs)	9,491,812	—	—		9,491,812
Short-Term Investments	2,243,680	—	—		2,243,680
Warrants
Energy	—	—	—	(a)	—	(a)

Total Assets	$11,735,492	$126,698,813	$—		$138,434,305

Total Liabilities	$—	$—	$—		$—

Total	$11,735,492	$126,698,813	$—		$138,434,305

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$281,954
Aggregate gross unrealized depreciation	(11,630,774)

Net unrealized depreciation	$(11,348,820)

Federal income tax cost of investments	$149,774,748

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (1.1%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petroleos Mexicanos
2.378%, 4/15/25	$4,705,000	$4,778,492
2.460%, 12/15/25	5,000,000	5,078,935

Total Energy		9,857,427

Financials (0.5%)
Diversified Financial Services (0.5%)
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17	280,000	287,515
3.450%, 6/12/21	280,000	303,824
Private Export Funding Corp.
1.375%, 2/15/17	740,000	746,919
1.875%, 7/15/18	10,250,000	10,457,732
4.375%, 3/15/19	280,000	308,934
2.250%, 3/15/20	10,000,000	10,291,540
2.300%, 9/15/20	2,500,000	2,572,872
2.050%, 11/15/22	10,325,000	9,938,801
3.550%, 1/15/24	5,979,000	6,453,230
3.250%, 6/15/25	2,500,000	2,600,112

Total Financials		43,961,479

Utilities (0.5%)
Independent Power and Renewable Electricity Producers (0.5%)
Tennessee Valley Authority
5.500%, 7/18/17	1,850,000	2,004,095
3.875%, 2/15/21	3,345,000	3,691,926
1.875%, 8/15/22	12,000,000	11,966,909
2.875%, 9/15/24	20,000,000	20,421,808

Total Utilities		38,084,738

Total Corporate Bonds		91,903,644

Government Securities (87.2%)
Foreign Governments (0.9%)
Kingdom of Jordan
3.000%, 6/30/25	6,301,000	6,501,649
Republic of Ukraine
1.844%, 5/16/19	10,763,000	10,924,445
1.847%, 5/29/20	22,531,000	22,840,080
State of Israel
5.500%, 4/26/24	27,579,000	34,145,734

		74,411,908

U.S. Government Agencies (46.8%)
Federal Farm Credit Bank
0.540%, 11/7/16	5,000,000	5,000,169
4.875%, 1/17/17	20,050,000	21,149,989
0.800%, 8/4/17	10,000,000	9,995,764
1.000%, 9/25/17	5,000,000	5,020,972
0.810%, 9/28/17	5,000,000	4,994,489
1.150%, 10/10/17	10,000,000	10,069,587
1.125%, 12/18/17	10,000,000	10,060,822
1.070%, 2/12/18	15,000,000	15,012,727
1.100%, 6/1/18	20,000,000	20,074,600
2.500%, 6/20/22	9,000,000	8,990,622
Federal Home Loan Bank
0.750%, 10/28/16	10,000,000	10,005,395
0.625%, 11/23/16	55,385,000	55,457,615
1.625%, 12/9/16	40,000,000	40,514,736
4.750%, 12/16/16	22,590,000	23,731,349
0.625%, 12/28/16	50,000,000	50,022,010
0.800%, 12/30/16	10,000,000	10,030,052
0.875%, 3/10/17	20,000,000	20,068,998
1.625%, 4/13/17	5,000,000	5,002,555
4.875%, 5/17/17	32,000,000	34,165,443
0.875%, 5/24/17	51,000,000	51,136,721
0.625%, 5/30/17	47,420,000	47,474,144
5.250%, 6/5/17	4,650,000	4,995,752
1.000%, 6/9/17	18,650,000	18,747,849
1.000%, 6/21/17	67,000,000	67,467,928
1.250%, 6/23/17	10,000,000	10,044,886
1.250%, 7/28/17	10,000,000	10,058,334
0.750%, 8/28/17	60,000,000	60,003,540
2.250%, 9/8/17	1,850,000	1,904,282
1.000%, 11/9/17	5,000,000	5,000,357
5.000%, 11/17/17	30,000,000	32,632,968
1.050%, 1/30/18	25,000,000	24,999,935
1.375%, 3/9/18	25,000,000	25,102,790
1.125%, 4/25/18	50,000,000	50,359,310
1.200%, 5/24/18	20,000,000	19,977,664
4.750%, 6/8/18	1,850,000	2,035,866
1.150%, 7/25/18	20,000,000	19,990,292
1.875%, 3/8/19	32,600,000	33,359,508
5.375%, 5/15/19	1,850,000	2,122,453
1.625%, 6/14/19	6,000,000	6,082,289
4.125%, 12/13/19	450,000	499,284
1.875%, 2/13/20	5,000,000	5,008,642
1.875%, 3/13/20	20,000,000	20,403,760
4.125%, 3/13/20	4,650,000	5,187,201
1.830%, 7/29/20	20,000,000	20,281,216
2.875%, 9/11/20	10,000,000	10,632,772
4.625%, 9/11/20	9,500,000	10,896,105
3.625%, 3/12/21	450,000	495,683
5.625%, 6/11/21	1,850,000	2,240,690
2.875%, 9/13/24	5,000,000	5,148,076
Federal Home Loan Mortgage Corp.
0.875%, 10/14/16	50,000,000	50,217,190
5.125%, 10/18/16	19,100,000	20,033,715
0.500%, 1/27/17	56,875,000	56,831,684
5.000%, 2/16/17	13,000,000	13,781,230
0.875%, 2/22/17	40,000,000	40,154,752
1.000%, 3/8/17	77,950,000	78,401,635
5.000%, 4/18/17	41,800,000	44,599,104
0.700%, 5/8/17	5,000,000	5,001,606
0.800%, 5/12/17	1,000,000	1,000,599
1.250%, 5/12/17	40,300,000	40,690,729
1.000%, 6/29/17	26,000,000	26,149,479
0.750%, 7/14/17	60,000,000	60,090,876
1.000%, 7/25/17	4,650,000	4,673,657
1.000%, 7/28/17	30,950,000	31,120,305
5.500%, 8/23/17	16,800,000	18,295,741
1.000%, 9/29/17	59,300,000	59,575,638
0.875%, 10/6/17	10,000,000	9,995,904
5.125%, 11/17/17	47,548,000	51,846,168
0.750%, 1/12/18	80,000,000	79,893,344
1.150%, 2/27/18	10,000,000	10,009,767
0.875%, 3/7/18	60,000,000	60,016,764
1.250%, 4/20/18	10,000,000	10,020,929
1.100%, 5/7/18	5,000,000	4,997,966
1.250%, 5/14/18	10,000,000	10,008,896
1.250%, 5/25/18	15,000,000	15,016,768
4.875%, 6/13/18	28,000,000	30,907,831
3.750%, 3/27/19	71,550,000	77,831,439
1.750%, 5/30/19	48,650,000	49,517,211
2.000%, 7/30/19	200,000	205,507
1.250%, 8/1/19	61,000,000	60,996,181
1.250%, 10/2/19	60,500,000	60,253,704
1.375%, 5/1/20	100,000,000	99,473,090

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
2.375%, 1/13/22	$110,000,000	$113,310,758
Federal National Mortgage Association
1.375%, 11/15/16	30,000,000	30,289,998
4.875%, 12/15/16	38,650,000	40,659,630
1.250%, 1/30/17	47,950,000	48,379,771
5.000%, 2/13/17	56,350,000	59,808,059
0.750%, 4/20/17	30,000,000	30,069,447
1.125%, 4/27/17	46,000,000	46,332,801
5.000%, 5/11/17	53,650,000	57,396,439
2.000%, 5/16/17	10,000,000	10,098,085
(Zero Coupon), 6/1/17	1,400,000	1,382,928
5.375%, 6/12/17	40,860,000	44,128,706
1.070%, 7/28/17	10,000,000	10,038,530
1.000%, 8/21/17	2,350,000	2,350,866
0.875%, 8/28/17	37,250,000	37,403,831
1.000%, 9/20/17	30,000,000	30,135,144
2.000%, 9/26/17	5,000,000	5,069,473
1.000%, 9/27/17	12,500,000	12,577,719
1.060%, 10/12/17	2,000,000	2,002,887
1.000%, 10/16/17	2,000,000	2,000,593
0.875%, 10/26/17	60,000,000	60,128,172
0.900%, 11/7/17	20,000,000	19,987,086
1.000%, 11/28/17	5,000,000	5,001,871
0.875%, 12/20/17	60,000,000	60,116,748
1.000%, 12/28/17	25,000,000	24,972,442
1.030%, 1/30/18	10,000,000	9,998,191
0.875%, 2/8/18	50,000,000	50,033,645
1.200%, 2/28/18	5,000,000	5,004,769
0.875%, 5/21/18	35,000,000	34,968,689
1.125%, 5/25/18	25,000,000	24,999,307
1.750%, 6/8/18	9,550,000	9,633,329
1.125%, 7/20/18	50,000,000	50,241,620
1.875%, 9/18/18	40,000,000	41,022,548
1.250%, 10/17/18	2,000,000	1,998,536
1.125%, 10/19/18	60,000,000	60,165,744
1.625%, 11/27/18	60,000,000	61,071,546
1.250%, 12/28/18	1,000,000	998,507
1.750%, 1/30/19	2,350,000	2,396,787
1.875%, 2/19/19	50,000,000	51,211,830
1.750%, 6/20/19	50,000,000	50,946,430
1.750%, 9/12/19	70,000,000	71,231,132
1.700%, 10/4/19	13,764,000	13,788,142
(Zero Coupon), 10/9/19	950,000	882,199
1.550%, 10/15/19	2,000,000	1,998,524
1.500%, 10/17/19	10,000,000	9,984,815
1.330%, 10/24/19	5,000,000	4,989,678
1.550%, 10/29/19	10,000,000	9,991,605
1.850%, 11/20/19	5,000,000	5,001,785
1.920%, 11/25/19	10,000,000	10,022,700
1.950%, 11/25/19	10,000,000	10,022,679
1.750%, 11/26/19	50,000,000	50,848,345
1.630%, 1/10/20	20,000,000	20,000,138
1.710%, 1/15/20	2,500,000	2,500,390
1.625%, 1/21/20	30,000,000	30,288,753
1.875%, 2/13/20	10,000,000	10,022,043
1.700%, 3/27/20	2,000,000	2,022,456
1.500%, 6/22/20	50,000,000	50,089,115
2.250%, 10/17/22	20,000,000	19,891,016
2.200%, 10/25/22	16,000,000	15,893,474
2.500%, 3/27/23	10,000,000	9,985,848
2.625%, 9/6/24	65,000,000	66,546,148
6.625%, 11/15/30	10,000,000	14,413,812
Financing Corp.
9.400%, 2/8/18	930,000	1,114,498
9.650%, 11/2/18	1,950,000	2,458,842
8.600%, 9/26/19	380,000	487,977

		3,758,077,176

U.S. Treasuries (39.5%)
U.S. Treasury Bonds
7.500%, 11/15/16	14,000,000	15,105,234
8.750%, 5/15/17	6,450,000	7,301,539
8.875%, 8/15/17	3,250,000	3,749,783
9.125%, 5/15/18	2,800,000	3,405,732
9.000%, 11/15/18	2,800,000	3,494,668
8.875%, 2/15/19	9,300,000	11,729,871
8.125%, 8/15/19	2,800,000	3,539,508
8.500%, 2/15/20	1,850,000	2,418,861
8.750%, 5/15/20	2,800,000	3,730,776
8.750%, 8/15/20	6,500,000	8,760,781
7.875%, 2/15/21	2,800,000	3,724,192
8.125%, 5/15/21	3,250,000	4,404,526
8.000%, 11/15/21	2,800,000	3,841,444
7.125%, 2/15/23	2,000,000	2,744,375
6.250%, 8/15/23	1,000,000	1,322,910
U.S. Treasury Notes
3.125%, 10/31/16	28,900,000	29,742,163
0.625%, 11/15/16	25,000,000	25,057,495
4.625%, 11/15/16	25,150,000	26,331,607
0.875%, 11/30/16	19,100,000	19,197,085
2.750%, 11/30/16	20,000,000	20,536,718
0.625%, 12/15/16	25,000,000	25,050,780
0.875%, 12/31/16	34,950,000	35,126,117
3.250%, 12/31/16	21,450,000	22,185,668
0.750%, 1/15/17	20,000,000	20,074,218
0.875%, 1/31/17	14,000,000	14,071,982
3.125%, 1/31/17	18,650,000	19,304,207
0.625%, 2/15/17	36,000,000	36,067,853
4.625%, 2/15/17	16,600,000	17,535,533
0.875%, 2/28/17	18,650,000	18,748,168
3.000%, 2/28/17	20,500,000	21,223,806
3.250%, 3/31/17	23,300,000	24,252,024
3.125%, 4/30/17	11,650,000	12,124,760
2.750%, 5/31/17	20,500,000	21,236,319
2.500%, 6/30/17	14,450,000	14,928,233
2.375%, 7/31/17	22,100,000	22,813,286
4.750%, 8/15/17	8,850,000	9,527,406
1.875%, 8/31/17	25,650,000	26,247,414
1.000%, 9/15/17	50,000,000	50,353,760
0.625%, 9/30/17	25,000,000	24,990,235
1.875%, 9/30/17	23,300,000	23,860,202
0.750%, 10/31/17	25,000,000	25,039,062
1.875%, 10/31/17	20,200,000	20,692,375
4.250%, 11/15/17	23,750,000	25,516,406
0.625%, 11/30/17	25,000,000	24,953,370
0.750%, 12/31/17	40,000,000	40,015,624
2.750%, 12/31/17	4,200,000	4,388,303
0.875%, 1/31/18	38,500,000	38,599,257
2.625%, 1/31/18	19,550,000	20,386,030
3.500%, 2/15/18	18,650,000	19,842,944
0.750%, 2/28/18	30,000,000	29,975,976
2.750%, 2/28/18	13,500,000	14,132,813
0.750%, 3/31/18	40,000,000	39,941,016
2.875%, 3/31/18	5,600,000	5,886,945
0.625%, 4/30/18	25,000,000	24,870,363
2.625%, 4/30/18	4,650,000	4,861,974
3.875%, 5/15/18	4,650,000	5,017,459
1.000%, 5/31/18	25,000,000	25,089,355
2.375%, 5/31/18	13,500,000	14,043,823
1.375%, 6/30/18	55,000,000	55,741,213
2.375%, 6/30/18	23,750,000	24,713,685
1.375%, 7/31/18	25,000,000	25,336,915

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 7/31/18	$25,150,000	$26,107,860
4.000%, 8/15/18	5,600,000	6,097,164
1.500%, 8/31/18	22,850,000	23,235,594
1.375%, 9/30/18	76,000,000	76,986,366
1.750%, 10/31/18	18,650,000	19,097,673
3.750%, 11/15/18	29,800,000	32,351,625
1.250%, 11/30/18	40,000,000	40,318,752
1.375%, 11/30/18	14,000,000	14,169,532
1.375%, 12/31/18	18,650,000	18,859,812
1.500%, 12/31/18	40,000,000	40,616,016
1.250%, 1/31/19	18,650,000	18,772,391
1.500%, 1/31/19	50,000,000	50,751,465
2.750%, 2/15/19	23,750,000	25,071,094
1.375%, 2/28/19	14,000,000	14,143,282
1.500%, 2/28/19	60,000,000	60,867,774
1.500%, 3/31/19	25,000,000	25,357,177
1.625%, 3/31/19	20,000,000	20,369,336
1.250%, 4/30/19	14,000,000	14,074,238
1.625%, 4/30/19	40,000,000	40,726,952
3.125%, 5/15/19	20,500,000	21,952,817
1.500%, 5/31/19	60,000,000	60,801,564
1.625%, 6/30/19	50,000,000	50,884,275
0.875%, 7/31/19	23,300,000	23,041,971
1.625%, 7/31/19	35,000,000	35,600,880
3.625%, 8/15/19	14,900,000	16,273,011
1.625%, 8/31/19	40,000,000	40,687,892
1.000%, 9/30/19	5,000,000	4,959,472
1.750%, 9/30/19	50,000,000	51,061,525
1.500%, 10/31/19	40,000,000	40,444,532
3.375%, 11/15/19	31,700,000	34,426,695
1.500%, 11/30/19	35,000,000	35,372,218
1.625%, 12/31/19	35,000,000	35,527,394
1.250%, 1/31/20	55,000,000	54,947,898
1.375%, 1/31/20	2,000,000	2,008,125
3.625%, 2/15/20	24,450,000	26,859,423
1.375%, 2/29/20	55,000,000	55,253,517
1.125%, 3/31/20	20,000,000	19,840,624
1.375%, 3/31/20	50,000,000	50,157,225
1.375%, 4/30/20	30,000,000	30,081,738
3.500%, 5/15/20	28,400,000	31,133,222
1.375%, 5/31/20	20,000,000	20,037,304
1.500%, 5/31/20	50,000,000	50,444,335
1.625%, 6/30/20	25,000,000	25,317,628
1.625%, 7/31/20	50,000,000	50,615,235
2.625%, 8/15/20	13,000,000	13,756,387
1.375%, 8/31/20	50,000,000	50,058,595
2.125%, 8/31/20	10,000,000	10,348,438
2.625%, 11/15/20	23,750,000	25,111,682
2.125%, 1/31/21	30,000,000	30,958,593
2.000%, 2/28/21	25,000,000	25,626,952
2.250%, 3/31/21	5,000,000	5,191,015
2.250%, 4/30/21	5,000,000	5,189,453
3.125%, 5/15/21	14,300,000	15,505,446
2.125%, 9/30/21	25,000,000	25,724,610
1.875%, 11/30/21	15,000,000	15,195,703
1.500%, 1/31/22	35,000,000	34,616,844
1.625%, 8/15/22	40,000,000	39,660,936
1.625%, 11/15/22	10,000,000	9,902,246
2.000%, 2/15/23	50,000,000	50,659,670
1.750%, 5/15/23	25,000,000	24,787,110
2.500%, 8/15/23	30,000,000	31,358,790
2.750%, 11/15/23	15,000,000	15,967,968
2.750%, 2/15/24	20,000,000	21,256,250
2.500%, 5/15/24	10,000,000	10,417,188
2.375%, 8/15/24	20,000,000	20,600,586
2.250%, 11/15/24	30,000,000	30,561,915
2.000%, 2/15/25	20,000,000	19,920,118
2.125%, 5/15/25	27,500,000	27,669,188
2.000%, 8/15/25	28,000,000	27,853,437

		3,172,509,890

Total Government Securities		7,004,998,974

Total Long-Term Debt Securities (88.3%) (Cost $7,015,840,007)		7,096,902,618

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.4%)
iShares® Barclays 1-3 Year Treasury Bond ETF	4,288,450	364,475,366
iShares® Barclays 3-7 Year Treasury Bond ETF	1,306,067	162,801,252
iShares® Barclays 7-10 Year Treasury Bond ETF	2,813,450	303,486,851

Total Investment Companies (10.4%) (Cost $798,559,133)		830,763,469

SHORT-TERM INVESTMENT:
Investment Company (5.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	434,851,942	434,851,942

Total Short-Term Investment (5.4%) (Cost $434,851,942)		434,851,942

Total Investments (104.1%) (Cost $8,249,251,082)		8,362,518,029
Other Assets Less Liabilities (-4.1%)		(328,500,550)

Net Assets (100%)		$8,034,017,479

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Energy	$—	$9,857,427	$—	$9,857,427
Financials	—	43,961,479	—	43,961,479
Utilities	—	38,084,738	—	38,084,738
Government Securities
Foreign Governments	—	74,411,908	—	74,411,908
U.S. Government Agencies	—	3,758,077,176	—	3,758,077,176
U.S. Treasuries	—	3,172,509,890	—	3,172,509,890
Investment Companies
Exchange Traded Funds (ETFs)	830,763,469	—	—	830,763,469
Short-Term Investments	434,851,942	—	—	434,851,942

Total Assets	$1,265,615,411	$7,096,902,618	$—	$8,362,518,029

Total Liabilities	$—	$—	$—	$—

Total	$1,265,615,411	$7,096,902,618	$—	$8,362,518,029

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,621,425
Aggregate gross unrealized depreciation	(2,488,653)

Net unrealized appreciation	$112,132,772

Federal income tax cost of investments	$8,250,385,257

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (9.5%)
Abacus Property Group (REIT)	46,494	$103,670
Adelaide Brighton Ltd.	75,260	230,563
AGL Energy Ltd.	113,158	1,272,071
ALS Ltd.	66,900	216,779
Altium Ltd.	18,644	60,665
Alumina Ltd.	413,424	327,615
Amcor Ltd.	198,286	1,842,081
AMP Ltd.	497,144	1,947,419
Ansell Ltd.	26,063	345,903
APA Group	187,301	1,127,474
APN News & Media Ltd.*	141,202	49,003
ARB Corp., Ltd.	11,938	115,139
Ardent Leisure Group	73,899	139,854
Aristocrat Leisure Ltd.	98,718	601,696
Arrium Ltd.*	385,483	23,630
Asaleo Care Ltd.	67,228	84,696
Asciano Ltd.	164,191	969,379
ASX Ltd.	32,554	868,307
Aurizon Holdings Ltd.	356,996	1,262,854
AusNet Services	284,556	273,350
Austal Ltd.	52,923	83,998
Australia & New Zealand Banking Group Ltd.	483,312	9,258,772
Australian Agricultural Co., Ltd.*	59,144	53,869
Automotive Holdings Group Ltd.	38,389	106,744
Aveo Group	63,243	119,264
AWE Ltd.*	83,880	36,969
Bank of Queensland Ltd.	61,958	506,610
Beach Energy Ltd.	170,881	55,303
Bega Cheese Ltd.	22,344	74,417
Bendigo & Adelaide Bank Ltd.	75,566	527,503
BHP Billiton Ltd.	539,408	8,507,384
BHP Billiton plc	360,954	5,510,374
Blackmores Ltd.	2,054	211,495
BlueScope Steel Ltd.	94,495	239,485
Boral Ltd.	128,456	476,054
Brambles Ltd.	262,794	1,801,758
Breville Group Ltd.	15,684	65,145
BT Investment Management Ltd.	25,988	175,925
Burson Group Ltd.	40,327	103,998
BWP Trust (REIT)	80,596	175,212
Cabcharge Australia Ltd.	18,104	38,208
Caltex Australia Ltd.	45,383	1,004,299
Cardno Ltd.	25,352	51,429
carsales.com Ltd.	36,100	248,014
Challenger Ltd.	95,330	479,265
Charter Hall Group (REIT)	51,947	159,124
Charter Hall Retail REIT (REIT)	55,396	158,657
CIMIC Group Ltd.	16,994	281,028
Coca-Cola Amatil Ltd.	89,134	564,780
Cochlear Ltd.	9,541	559,904
Commonwealth Bank of Australia	285,465	14,688,119
Computershare Ltd.	85,827	639,983
Corporate Travel Management Ltd.	11,152	75,777
Cover-More Group Ltd.	52,540	82,782
Credit Corp. Group Ltd.	7,725	55,499
Cromwell Property Group (REIT)	214,343	144,733
Crown Resorts Ltd.	63,999	445,945
CSL Ltd.	78,131	4,923,107
CSR Ltd.	85,866	175,548
Dexus Property Group (REIT)	161,547	812,250
Dick Smith Holdings Ltd.	36,384	33,051
Domino’s Pizza Enterprises Ltd.	10,654	301,711
Downer EDI Ltd.	72,178	169,846
Drillsearch Energy Ltd.*	51,010	17,597
DUET Group	339,435	515,441
DuluxGroup Ltd.	64,468	242,691
Echo Entertainment Group Ltd.	132,062	449,696
Estia Health Ltd.	22,199	106,355
Evolution Mining Ltd.	166,811	149,491
Fairfax Media Ltd.	394,409	245,636
Federation Centres (REIT)	549,149	1,060,821
FlexiGroup Ltd.	36,059	59,600
Flight Centre Travel Group Ltd.	9,643	244,928
Forge Group Ltd.*†	11,894	—
Fortescue Metals Group Ltd.	284,502	365,600
G8 Education Ltd.	61,825	126,942
Gateway Lifestyle*	39,823	71,764
Genworth Mortgage Insurance Australia Ltd.	50,120	81,174
Goodman Group (REIT)	262,272	1,080,116
GPT Group (REIT)	296,651	943,358
GrainCorp Ltd., Class A	30,948	197,068
Greencross Ltd.	15,884	73,293
Growthpoint Properties Australia Ltd. (REIT)	27,719	60,842
GUD Holdings Ltd.	14,493	87,946
GWA Group Ltd.*	43,593	76,364
Harvey Norman Holdings Ltd.	99,937	274,364
Healthscope Ltd.	238,730	428,104
Iluka Resources Ltd.	71,061	310,849
Incitec Pivot Ltd.	282,053	774,384
Independence Group NL	68,749	122,560
Insurance Australia Group Ltd.	408,674	1,397,978
Investa Office Fund (REIT)	103,510	288,455
InvoCare Ltd.	18,434	140,802
IOOF Holdings Ltd.	44,476	269,077
IRESS Ltd.	21,808	146,830
Japara Healthcare Ltd.	40,561	80,147
JB Hi-Fi Ltd.	16,403	220,505
Karoon Gas Australia Ltd.*	36,949	43,068
Lend Lease Group	89,232	788,555
Liquefied Natural Gas Ltd.*	83,335	75,840
M2 Group Ltd.	30,730	205,264
Macquarie Atlas Roads Group	67,844	186,724
Macquarie Group Ltd.	56,051	3,047,209
Magellan Financial Group Ltd.	21,300	285,358
Mantra Group Ltd.	44,687	125,630
Mayne Pharma Group Ltd.*	114,352	82,633
McMillan Shakespeare Ltd.	12,999	112,567
Medibank Pvt Ltd.	460,528	783,272
Mesoblast Ltd.*	33,183	73,879
Metcash Ltd.	149,268	110,784
Mineral Resources Ltd.	25,464	73,907
Mirvac Group (REIT)	610,692	739,385
Monadelphous Group Ltd.	15,607	67,533
Myer Holdings Ltd.	129,450	80,179
MYOB Group Ltd.*	38,310	91,308
National Australia Bank Ltd.	441,324	9,365,162
National Storage REIT (REIT)	49,161	52,728
Navitas Ltd.	51,121	142,856
Newcrest Mining Ltd.*	128,304	1,161,252
Nine Entertainment Co. Holdings Ltd.	113,210	125,753
Northern Star Resources Ltd.	95,951	181,927
Nufarm Ltd.	30,527	174,888
Oil Search Ltd.	196,598	996,836
Orica Ltd.	62,036	657,113
Origin Energy Ltd.†	186,583	823,839
Orora Ltd.	201,783	330,233
OZ Minerals Ltd.	52,256	122,758
OzForex Group Ltd.	40,339	76,089
Pacific Brands Ltd.*	156,549	78,325

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Pact Group Holdings Ltd.	29,499	$99,013
Paladin Energy Ltd.*	207,600	24,936
Perpetual Ltd.	8,037	224,540
Platinum Asset Management Ltd.	36,395	174,366
Premier Investments Ltd.	15,870	143,719
Primary Health Care Ltd.	84,375	225,008
Qantas Airways Ltd.*	369,198	966,686
QBE Insurance Group Ltd.	229,424	2,082,873
Qube Holdings Ltd.	136,046	190,220
Ramsay Health Care Ltd.	21,676	892,276
REA Group Ltd.	8,133	253,801
Recall Holdings Ltd.	52,600	270,420
Regis Healthcare Ltd.	22,442	84,337
Regis Resources Ltd.	67,963	86,147
Retail Food Group Ltd.	21,140	61,870
S2 Resources Ltd.*†	23,403	2,957
SAI Global Ltd.	35,503	113,794
Sandfire Resources NL	26,880	102,059
Santos Ltd.	168,959	474,489
Scentre Group (REIT)	894,922	2,456,375
Seek Ltd.	58,094	492,925
Select Harvests Ltd.	12,169	95,443
Seven Group Holdings Ltd.	15,800	48,690
Seven West Media Ltd.	162,807	85,040
Shopping Centres Australasia Property Group (REIT)	119,017	163,292
Sigma Pharmaceuticals Ltd.	180,487	94,567
Sirtex Medical Ltd.	9,324	216,023
Slater & Gordon Ltd.	56,640	118,186
Sonic Healthcare Ltd.	67,491	866,444
South32 Ltd.*	889,826	859,910
Southern Cross Media Group Ltd.	95,114	59,652
Spark Infrastructure Group	223,800	294,271
Spotless Group Holdings Ltd.	184,603	280,896
Steadfast Group Ltd.	124,068	124,444
Stockland Corp., Ltd. (REIT)	394,783	1,069,297
Suncorp Group Ltd.	216,256	1,863,314
Super Retail Group Ltd.	23,104	144,900
Sydney Airport	372,508	1,561,890
Syrah Resources Ltd.*	24,968	43,513
Tabcorp Holdings Ltd.	138,176	454,364
Tassal Group Ltd.	23,647	71,474
Tatts Group Ltd.	246,256	651,959
Technology One Ltd.	33,099	89,565
Telstra Corp., Ltd.	2,054,920	8,112,289
Ten Network Holdings Ltd.*	271,640	34,518
TPG Telecom Ltd.	50,955	389,498
Transfield Services Ltd.*	81,847	61,279
Transpacific Industries Group Ltd.	255,759	122,396
Transurban Group	321,788	2,250,453
Treasury Wine Estates Ltd.	108,548	501,739
Veda Group Ltd.	141,708	266,354
Village Roadshow Ltd.	13,546	66,589
Virgin Australia International Holdings Pty Ltd.*†	190,064	—
Virtus Health Ltd.	13,369	51,196
Vocus Communications Ltd.	33,598	138,920
Wesfarmers Ltd.	188,917	5,224,813
Western Areas Ltd.	34,723	52,870
Westfield Corp. (REIT)	321,313	2,254,117
Westpac Banking Corp.	533,385	11,212,640
Whitehaven Coal Ltd.*	95,245	60,447
Woodside Petroleum Ltd.	119,098	2,435,125
Woolworths Ltd.	212,896	3,722,803
WorleyParsons Ltd.	37,262	155,227

		153,812,336

Belgium (1.4%)
Anheuser-Busch InBev S.A./N.V.	216,059	22,948,515

Chile (0.0%)
Antofagasta plc	60,738	460,578

Finland (0.4%)
Nokia Oyj	1,033,825	7,082,769

France (14.7%)
Air Liquide S.A.	96,690	11,457,630
Airbus Group SE	163,981	9,739,818
BNP Paribas S.A.	469,598	27,652,632
Carrefour S.A.	155,975	4,622,401
Cie de Saint-Gobain	142,094	6,172,518
Danone S.A.	171,561	10,850,203
Engie	456,597	7,393,854
Essilor International S.A.	60,746	7,419,987
L’Oreal S.A.	68,635	11,934,733
LVMH Moet Hennessy Louis Vuitton SE	76,445	13,044,735
Orange S.A.	572,955	8,664,862
Safran S.A.	96,076	7,249,217
Sanofi S.A.	335,765	31,986,879
Schneider Electric SE	165,149	9,261,380
Societe Generale S.A.	338,566	15,144,756
Total S.A.	678,569	30,593,350
Unibail-Rodamco SE (REIT)	27,717	7,187,678
Vinci S.A.	147,198	9,359,946
Vivendi S.A.	329,194	7,793,653

		237,530,232

Germany (12.0%)
Allianz SE (Registered)	128,443	20,131,566
BASF SE	258,143	19,697,454
Bayer AG (Registered)	232,418	29,704,947
Bayerische Motoren Werke (BMW) AG	90,180	7,979,356
Daimler AG (Registered)	280,117	20,305,413
Deutsche Bank AG (Registered)	365,052	9,813,944
Deutsche Post AG (Registered)	269,060	7,446,661
Deutsche Telekom AG (Registered)	890,641	15,810,701
E.ON SE	562,392	4,824,703
Fresenius SE & Co. KGaA	114,510	7,680,318
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	41,256	7,685,808
SAP SE	271,561	17,569,022
Siemens AG (Registered)	218,120	19,487,554
TUI AG	80,660	1,490,120
Volkswagen AG (Preference)(q)	44,267	4,840,932

		194,468,499

Ireland (0.9%)
CRH plc	139,252	3,679,227
Experian plc	166,379	2,670,231
James Hardie Industries plc (CDI)	74,548	899,749
Shire plc	100,461	6,856,869

		14,106,076

Italy (3.3%)
Assicurazioni Generali S.p.A.	378,628	6,944,613
Enel S.p.A.	1,968,936	8,803,910
Eni S.p.A.	758,294	11,931,266
Intesa Sanpaolo S.p.A.	4,038,787	14,262,982
UniCredit S.p.A.	1,677,109	10,452,208

		52,394,979

Japan (24.8%)
77 Bank Ltd.	54,000	307,583
ABC-Mart, Inc.	3,700	206,745
Accordia Golf Co., Ltd.	9,300	84,193
Acom Co., Ltd.*	62,600	320,804

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Adastria Co., Ltd.	1,940	$116,719
ADEKA Corp.	11,400	145,902
Advantest Corp.	22,300	160,535
Aeon Co., Ltd.	93,663	1,458,082
AEON Financial Service Co., Ltd.	15,900	314,834
Aeon Mall Co., Ltd.	15,320	235,875
Aica Kogyo Co., Ltd.	9,600	192,935
Aichi Bank Ltd.	1,100	63,147
Aichi Corp.	16,500	93,324
Aichi Steel Corp.	20,102	76,275
Aiful Corp.*	43,800	162,085
Ain Pharmaciez, Inc.	2,920	149,201
Air Water, Inc.	21,000	316,701
Aisan Industry Co., Ltd.	7,700	70,929
Aisin Seiki Co., Ltd.	23,600	793,762
Ajinomoto Co., Inc.	62,000	1,309,370
Akebono Brake Industry Co., Ltd.	14,800	47,092
Alfresa Holdings Corp.	30,400	520,455
Alpen Co., Ltd.	4,000	63,980
Alps Electric Co., Ltd.	19,900	564,660
Amada Holdings Co., Ltd.	36,000	274,762
Amano Corp.	9,930	115,127
ANA Holdings, Inc.	480,303	1,350,643
Anritsu Corp.	16,419	99,990
AOKI Holdings, Inc.	6,358	77,522
Aoyama Trading Co., Ltd.	5,200	184,184
Aozora Bank Ltd.	162,000	563,228
Aplus Financial Co., Ltd.*	68,412	63,562
Arcs Co., Ltd.	4,964	93,826
Asahi Glass Co., Ltd.	138,000	809,994
Asahi Group Holdings Ltd.	49,000	1,594,634
Asahi Kasei Corp.	162,760	1,148,974
Asatsu-DK, Inc.	4,800	108,168
Ashikaga Holdings Co., Ltd.	23,276	97,699
Asics Corp.	22,000	526,434
Astellas Pharma, Inc.	269,800	3,502,566
Autobacs Seven Co., Ltd.	12,300	204,556
Avex Group Holdings, Inc.	5,735	65,311
Awa Bank Ltd.	21,392	123,698
Azbil Corp.	9,000	227,618
Bandai Namco Holdings, Inc.	29,600	689,412
Bando Chemical Industries Ltd.	27,173	105,754
Bank of Iwate Ltd.	1,900	86,319
Bank of Kyoto Ltd.	47,000	479,797
Bank of Okinawa Ltd.	2,600	107,394
Bank of Saga Ltd.	25,300	57,908
Bank of the Ryukyus Ltd.	4,185	61,721
Bank of Yokohama Ltd.	154,000	938,239
Belluna Co., Ltd.	22,437	123,647
Benesse Holdings, Inc.	8,700	233,217
Bic Camera, Inc.	10,045	87,391
Bridgestone Corp.	82,600	2,871,670
Brother Industries Ltd.	31,500	380,853
Calbee, Inc.	10,696	347,663
Calsonic Kansei Corp.	18,507	139,614
Canon Electronics, Inc.	2,833	45,920
Canon Marketing Japan, Inc.	7,800	115,854
Canon, Inc.	123,834	3,587,604
Capcom Co., Ltd.	6,158	121,621
Casio Computer Co., Ltd.	24,600	448,789
Central Glass Co., Ltd.	26,000	114,279
Central Japan Railway Co.	21,101	3,412,568
Century Tokyo Leasing Corp.	7,500	217,511
Chiba Bank Ltd.	95,338	678,541
Chiyoda Co., Ltd.	3,062	98,499
Chiyoda Corp.	24,000	163,917
Chofu Seisakusho Co., Ltd.	3,200	62,737
Chubu Electric Power Co., Inc.	73,200	1,082,416
Chugai Pharmaceutical Co., Ltd.	24,800	763,297
Chugai Ro Co., Ltd.	19,300	35,662
Chugoku Bank Ltd.	21,000	312,751
Chugoku Electric Power Co., Inc.	35,320	487,740
Citizen Holdings Co., Ltd.	35,300	244,185
CKD Corp.	9,000	74,512
Clarion Co., Ltd.	35,568	112,852
Cleanup Corp.	10,500	77,343
CMK Corp.	31,223	57,712
Coca-Cola Central Japan Co., Ltd.	8,738	141,465
Coca-Cola West Co., Ltd.	11,100	216,542
COLOPL, Inc.	4,411	71,126
Colowide Co., Ltd.	5,764	81,131
COMSYS Holdings Corp.	17,500	209,031
COOKPAD, Inc.	4,896	103,954
Cosel Co., Ltd.	4,700	45,731
Cosmos Pharmaceutical Corp.	1,165	137,532
Create SD Holdings Co., Ltd.	1,589	87,783
Credit Saison Co., Ltd.	20,400	371,273
CyberAgent, Inc.	6,143	240,649
Dai Nippon Printing Co., Ltd.	77,000	748,755
Daibiru Corp.	6,400	49,930
Daicel Corp.	37,000	455,143
Daido Steel Co., Ltd.	39,000	123,985
Daifuku Co., Ltd.	14,100	194,126
Daihatsu Motor Co., Ltd.	28,000	325,000
Daihen Corp.	17,500	83,276
Dai-ichi Life Insurance Co., Ltd.	149,009	2,383,000
Daiichi Sankyo Co., Ltd.	81,000	1,414,381
Dai-ichi Seiko Co., Ltd.	2,019	24,911
Daikin Industries Ltd.	34,300	1,928,538
Daikyo, Inc.	1,682	2,860
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	19,192	81,960
Daio Paper Corp.	10,000	82,780
Daiseki Co., Ltd.	5,400	92,375
Daishi Bank Ltd.	30,000	141,528
Daito Trust Construction Co., Ltd.	10,600	1,078,244
Daiwa House Industry Co., Ltd.	76,000	1,886,423
Daiwa Securities Group, Inc.	212,518	1,377,291
DCM Holdings Co., Ltd.	13,400	98,471
DeNA Co., Ltd.	13,013	242,957
Denki Kagaku Kogyo KK	71,000	280,752
Denki Kogyo Co., Ltd.	14,500	65,711
Denso Corp.	58,900	2,497,046
Dentsu, Inc.	27,900	1,430,333
DIC Corp.	89,000	199,934
Disco Corp.	3,400	239,291
DMG Mori Co., Ltd.	17,900	228,695
Don Quijote Holdings Co., Ltd.	15,600	590,274
Doutor Nichires Holdings Co., Ltd.	5,500	84,501
Dowa Holdings Co., Ltd.	28,000	212,580
Dr. Ci:Labo Co., Ltd.	5,000	94,402
Duskin Co., Ltd.	9,300	169,080
Eagle Industry Co., Ltd.	5,758	103,215
Earth Chemical Co., Ltd.	2,912	111,107
East Japan Railway Co.	42,598	3,604,817
Ebara Corp.	59,000	217,837
Eisai Co., Ltd.	32,100	1,903,978
Eizo Corp.	3,000	70,174
Electric Power Development Co., Ltd.	17,000	521,482
Enplas Corp.	1,027	35,668
Euglena Co., Ltd.*	9,019	133,683
Exedy Corp.	3,600	80,155
Ezaki Glico Co., Ltd.	6,500	300,858
F@N Communications, Inc.	9,152	60,432

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
FamilyMart Co., Ltd.	8,100	$370,712
Fancl Corp.	7,600	109,356
FANUC Corp.	24,533	3,782,233
Fast Retailing Co., Ltd.	4,600	1,867,784
FCC Co., Ltd.	4,261	68,532
FP Corp.	2,400	88,992
Fuji Co., Ltd.	3,400	81,542
Fuji Electric Co., Ltd.	67,000	243,903
Fuji Heavy Industries Ltd.	80,000	2,894,936
Fuji Kyuko Co., Ltd.	10,605	99,549
Fuji Media Holdings, Inc.	27,600	322,528
Fuji Oil Co., Ltd.	7,100	92,433
Fujifilm Holdings Corp.	55,768	2,092,460
Fujikura Ltd.	51,000	211,782
Fujitsu General Ltd.	7,720	84,222
Fujitsu Ltd.	239,000	1,042,255
Fukuoka Financial Group, Inc.	106,000	505,850
Furukawa Electric Co., Ltd.	108,000	170,218
Futaba Corp.	6,500	84,456
Futaba Industrial Co., Ltd.	9,500	34,355
Fuyo General Lease Co., Ltd.	2,579	99,435
Glory Ltd.	8,900	210,664
GMO Internet, Inc.	8,424	109,515
Goldcrest Co., Ltd.	3,120	58,241
Gree, Inc.	14,234	63,944
GS Yuasa Corp.	61,000	231,086
Gulliver International Co., Ltd.	14,017	129,091
Gunma Bank Ltd.	54,000	345,331
Gunze Ltd.	24,000	72,746
H2O Retailing Corp.	9,500	180,602
Hachijuni Bank Ltd.	43,000	304,119
Hakuhodo DY Holdings, Inc.	35,770	341,107
Hamamatsu Photonics KK	22,260	503,792
Hankyu Hanshin Holdings, Inc.	160,000	977,818
Haseko Corp.	32,800	373,204
Hazama Ando Corp.	19,377	124,140
Heiwa Corp.	10,800	185,790
Heiwa Real Estate Co., Ltd.	4,651	49,934
Heiwado Co., Ltd.	3,000	66,096
Higo Bank Ltd.†	21,000	152,097
Hikari Tsushin, Inc.	2,400	168,073
Hino Motors Ltd.	32,439	331,356
Hirose Electric Co., Ltd.	4,620	504,530
Hiroshima Bank Ltd.	73,000	423,047
HIS Co., Ltd.	4,670	153,014
Hisaka Works Ltd.	5,400	40,520
Hisamitsu Pharmaceutical Co., Inc.	9,400	314,132
Hitachi Capital Corp.	4,800	117,439
Hitachi Chemical Co., Ltd.	14,700	203,247
Hitachi Construction Machinery Co., Ltd.	15,400	206,470
Hitachi High-Technologies Corp.	9,800	212,850
Hitachi Koki Co., Ltd.	8,500	59,313
Hitachi Ltd.	558,778	2,824,124
Hitachi Maxell Ltd.	6,700	97,260
Hitachi Metals Ltd.	22,990	267,982
Hitachi Transport System Ltd.	6,300	104,200
Hitachi Zosen Corp.	19,500	101,449
Hogy Medical Co., Ltd.	2,600	119,154
Hokkaido Electric Power Co., Inc.*	26,200	255,647
Hokuhoku Financial Group, Inc.	177,000	407,396
Hokuriku Electric Power Co.	21,919	295,460
Hokuto Corp.	3,600	65,199
Honda Motor Co., Ltd.	207,028	6,173,305
Horiba Ltd.	5,500	201,254
Hoshizaki Electric Co., Ltd.	5,000	350,709
House Foods Group, Inc.	13,200	224,254
Hoya Corp.	56,000	1,840,142
Hulic Co., Ltd.	44,679	405,003
Hyakugo Bank Ltd.	22,000	106,381
Ibiden Co., Ltd.	13,900	182,913
IBJ Leasing Co., Ltd.	4,188	81,859
Ichiyoshi Securities Co., Ltd.	5,248	45,664
Icom, Inc.	2,600	54,033
Idec Corp.	7,600	58,832
Idemitsu Kosan Co., Ltd.	16,000	245,418
IHI Corp.	183,000	471,183
Iida Group Holdings Co., Ltd.	12,653	198,183
Inaba Denki Sangyo Co., Ltd.	3,588	108,746
Inageya Co., Ltd.	6,500	66,320
INPEX Corp.	142,780	1,275,618
Internet Initiative Japan, Inc.	3,198	57,453
Iseki & Co., Ltd.	41,000	59,360
Isetan Mitsukoshi Holdings Ltd.	45,600	687,558
Isuzu Motors Ltd.	76,500	770,864
IT Holdings Corp.	9,100	206,623
Ito En Ltd.	9,000	188,762
ITOCHU Corp.	192,400	2,040,747
Itochu Techno-Solutions Corp.	5,600	119,672
Itoham Foods, Inc.	17,655	96,148
Iwatani Corp.	26,988	153,900
Iyo Bank Ltd.	24,000	276,713
Izumi Co., Ltd.	5,300	215,479
J. Front Retailing Co., Ltd.	29,000	473,280
Jaccs Co., Ltd.	15,528	58,722
Jafco Co., Ltd.	3,600	142,941
Japan Airlines Co., Ltd.	44,046	1,554,927
Japan Airport Terminal Co., Ltd.	10,100	436,396
Japan Aviation Electronics Industry Ltd.	10,685	160,668
Japan Cash Machine Co., Ltd.	6,102	65,620
Japan Digital Laboratory Co., Ltd.	6,400	88,394
Japan Display, Inc.*	45,302	130,605
Japan Exchange Group, Inc.	69,076	1,013,380
Japan Petroleum Exploration Co., Ltd.	5,700	150,687
Japan Pulp & Paper Co., Ltd.	20,100	54,189
Japan Radio Co., Ltd.	23,400	76,099
Japan Steel Works Ltd.	52,000	165,295
Japan Tobacco, Inc.	152,394	4,740,646
JFE Holdings, Inc.	64,200	844,181
JGC Corp.	30,000	398,951
J-Oil Mills, Inc.	23,100	66,522
Joshin Denki Co., Ltd.	7,400	57,676
Joyo Bank Ltd.	101,000	533,669
JSR Corp.	23,500	339,504
JTEKT Corp.	25,700	360,625
Juroku Bank Ltd.	32,000	140,507
JVC Kenwood Corp.	19,300	43,342
JX Holdings, Inc.	288,000	1,042,611
Kadokawa Dwango*	6,440	85,793
Kaga Electronics Co., Ltd.	5,500	70,305
Kagome Co., Ltd.	12,800	205,901
Kajima Corp.	131,000	697,426
Kakaku.com, Inc.	17,876	290,636
Kaken Pharmaceutical Co., Ltd.	4,500	419,369
Kamigumi Co., Ltd.	36,000	295,485
Kanagawa Chuo Kotsu Co., Ltd.	14,700	81,427
Kandenko Co., Ltd.	16,000	103,723
Kaneka Corp.	42,000	310,487
Kanematsu Corp.	67,103	94,424
Kansai Electric Power Co., Inc.*	94,566	1,058,585
Kansai Paint Co., Ltd.	34,000	464,880
Kao Corp.	67,000	3,044,031

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Kappa Create Holdings Co., Ltd.*	5,800	$59,817
Katakura Industries Co., Ltd.	7,200	77,163
Kawasaki Heavy Industries Ltd.	177,000	612,759
Kawasaki Kisen Kaisha Ltd.	100,000	220,415
KDDI Corp.	229,676	5,143,440
Keihan Electric Railway Co., Ltd.	52,000	347,855
Keihin Corp.	5,700	81,000
Keikyu Corp.	69,000	550,439
Keio Corp.	71,000	505,592
Keisei Electric Railway Co., Ltd.	40,000	440,153
Keiyo Bank Ltd.	19,000	101,468
Kenedix, Inc.	26,600	88,933
Kewpie Corp.	13,000	259,819
Key Coffee, Inc.	4,000	67,927
Keyence Corp.	5,240	2,346,145
Kikkoman Corp.	23,371	644,971
Kinden Corp.	24,000	305,199
Kinki Sharyo Co., Ltd.*	13,400	39,860
Kintetsu Department Store Co., Ltd.*	28,164	74,336
Kintetsu Group Holdings Co., Ltd.	232,000	836,000
Kirin Holdings Co., Ltd.	110,000	1,448,969
Kissei Pharmaceutical Co., Ltd.	5,000	114,589
Kitz Corp.	19,319	86,158
Kiyo Bank Ltd.	12,600	202,600
Koa Corp.	5,800	50,626
Kobayashi Pharmaceutical Co., Ltd.	4,700	354,666
Kobe Steel Ltd.	452,000	492,047
Koito Manufacturing Co., Ltd.	16,000	524,769
Kokuyo Co., Ltd.	14,200	151,517
Komatsu Ltd.	121,900	1,794,111
Komeri Co., Ltd.	4,300	93,044
Komori Corp.	7,900	81,675
Konami Corp.	9,200	199,758
Konica Minolta, Inc.	54,000	570,033
Kose Corp.	4,100	375,557
K’s Holdings Corp.	7,200	226,690
Kubota Corp.	117,000	1,611,223
Kumagai Gumi Co., Ltd.	32,711	102,678
Kurabo Industries Ltd.	39,100	69,875
Kuraray Co., Ltd.	44,000	549,557
Kureha Corp.	24,000	86,413
Kurita Water Industries Ltd.	16,300	346,673
KYB Co., Ltd.	19,231	51,003
Kyocera Corp.	38,300	1,757,492
Kyoei Steel Ltd.	5,000	78,686
Kyokuto Kaihatsu Kogyo Co., Ltd.	7,569	75,916
KYORIN Holdings, Inc.	9,000	138,234
Kyoritsu Maintenance Co., Ltd.	1,335	86,356
Kyowa Exeo Corp.	9,800	94,987
Kyowa Hakko Kirin Co., Ltd.	30,000	448,004
Kyushu Electric Power Co., Inc.*	52,100	568,269
Lawson, Inc.	9,000	665,550
Leopalace21 Corp.*	22,700	106,391
Lintec Corp.	5,800	122,286
Lion Corp.	39,000	343,841
LIXIL Group Corp.	38,500	783,016
M3, Inc.	22,414	447,149
Mabuchi Motor Co., Ltd.	6,900	301,484
Macnica Fuji Electronics Holdings, Inc.*	7,250	86,476
Maeda Corp.	18,502	135,474
Maeda Kosen Co., Ltd.	7,188	56,282
Maeda Road Construction Co., Ltd.	10,000	175,453
Makino Milling Machine Co., Ltd.	13,507	84,933
Makita Corp.	15,365	819,571
Mandom Corp.	19	623
Marubeni Corp.	215,000	1,055,522
Marui Group Co., Ltd.	23,900	289,107
Maruichi Steel Tube Ltd.	11,400	258,479
Maruwa Co., Ltd.	2,900	59,558
Maruzen Showa Unyu Co., Ltd.	22,000	77,514
Marvelous, Inc.	7,616	58,637
Matsuda Sangyo Co., Ltd.	4,000	43,271
Matsumotokiyoshi Holdings Co., Ltd.	5,900	263,095
Matsuya Co., Ltd.	7,173	104,607
Matsuya Foods Co., Ltd.	4,300	82,820
Max Co., Ltd.	6,000	56,572
Mazda Motor Corp.	73,800	1,171,634
Medipal Holdings Corp.	23,000	366,366
Megmilk Snow Brand Co., Ltd.	8,204	157,328
MEIJI Holdings Co., Ltd.	16,600	1,221,474
Meitec Corp.	2,601	91,127
Mie Bank Ltd.	26,100	58,161
Minebea Co., Ltd.	37,000	393,933
Miraca Holdings, Inc.	8,000	340,264
Mirait Holdings Corp.	9,786	88,904
MISUMI Group, Inc.	31,800	329,185
Mitsuba Corp.	3,235	43,580
Mitsubishi Chemical Holdings Corp.	169,000	886,443
Mitsubishi Corp.	178,232	2,930,372
Mitsubishi Electric Corp.	235,000	2,157,703
Mitsubishi Estate Co., Ltd.	170,957	3,503,824
Mitsubishi Gas Chemical Co., Inc.	53,000	245,165
Mitsubishi Heavy Industries Ltd.	406,000	1,819,501
Mitsubishi Logistics Corp.	18,000	208,425
Mitsubishi Materials Corp.	176,000	536,889
Mitsubishi Motors Corp.	96,000	735,612
Mitsubishi Research Institute, Inc.	3,100	76,455
Mitsubishi Shokuhin Co., Ltd.	2,500	57,218
Mitsubishi Tanabe Pharma Corp.	29,000	510,456
Mitsubishi UFJ Financial Group, Inc.	1,821,873	11,011,139
Mitsubishi UFJ Lease & Finance Co., Ltd.	61,180	270,210
Mitsui & Co., Ltd.	197,520	2,224,433
Mitsui Chemicals, Inc.	119,000	382,557
Mitsui Engineering & Shipbuilding Co., Ltd.	128,000	185,188
Mitsui Fudosan Co., Ltd.	120,823	3,322,717
Mitsui Home Co., Ltd.	13,400	67,040
Mitsui Mining & Smelting Co., Ltd.	97,000	174,849
Mitsui O.S.K. Lines Ltd.	139,863	336,295
Mitsui Sugar Co., Ltd.	19,300	80,665
Mitsumi Electric Co., Ltd.	11,968	66,466
Miura Co., Ltd.	11,508	133,503
Miyazaki Bank Ltd.	26,800	91,267
Mizuho Financial Group, Inc.	3,187,802	5,987,833
Mizuno Corp.	15,800	72,091
Mochida Pharmaceutical Co., Ltd.	2,000	116,121
Modec, Inc.	1,311	16,021
MonotaRO Co., Ltd.	8,044	185,170
Morinaga & Co., Ltd.	35,100	173,647
Morinaga Milk Industry Co., Ltd.	29,000	120,880
MOS Food Services, Inc.	4,100	87,082
Moshi Moshi Hotline, Inc.	6,150	63,805
MS&AD Insurance Group Holdings, Inc.	73,204	1,969,021
Murata Manufacturing Co., Ltd.	24,722	3,210,600
Musashi Seimitsu Industry Co., Ltd.	3,100	54,472
Musashino Bank Ltd.	5,200	187,471
Nabtesco Corp.	14,000	255,929
Nagase & Co., Ltd.	18,000	210,035
Nagoya Railroad Co., Ltd.	84,000	330,736
Nankai Electric Railway Co., Ltd.	67,000	342,604
NEC Corp.	302,000	930,874

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
NEC Networks & System Integration Corp.	2,159	$38,649
NET One Systems Co., Ltd.	14,580	82,724
Nexon Co., Ltd.	24,571	329,099
NGK Insulators Ltd.	34,000	652,563
NGK Spark Plug Co., Ltd.	22,000	505,184
NH Foods Ltd.	19,000	388,862
NHK Spring Co., Ltd.	25,000	243,009
Nichias Corp.	14,969	90,009
Nichicon Corp.	10,400	74,893
Nichi-iko Pharmaceutical Co., Ltd.	6,073	160,429
Nichirei Corp.	40,000	250,816
Nidec Corp.	26,186	1,804,127
Nifco, Inc.	6,400	219,646
Nihon Kohden Corp.	11,800	196,446
Nihon M&A Center, Inc.	3,987	173,929
Nihon Nohyaku Co., Ltd.	8,530	57,641
Nihon Trim Co., Ltd.	1,921	72,414
Nihon Unisys Ltd.	10,500	108,777
Nikon Corp.	50,100	606,406
Nintendo Co., Ltd.	14,511	2,451,514
Nippo Corp.	6,148	104,602
Nippon Carbon Co., Ltd.	22,500	52,400
Nippon Chemi-Con Corp.	35,035	77,103
Nippon Electric Glass Co., Ltd.	54,000	261,624
Nippon Express Co., Ltd.	103,000	493,057
Nippon Gas Co., Ltd.	3,770	107,682
Nippon Kayaku Co., Ltd.	24,000	249,938
Nippon Konpo Unyu Soko Co., Ltd.	9,000	159,674
Nippon Light Metal Holdings Co., Ltd.	52,529	78,800
Nippon Paint Holdings Co., Ltd.	22,000	385,183
Nippon Paper Industries Co., Ltd.	16,100	246,056
Nippon Sharyo Ltd.*	14,000	33,710
Nippon Sheet Glass Co., Ltd.*	117,000	99,658
Nippon Shinyaku Co., Ltd.	6,000	216,342
Nippon Shokubai Co., Ltd.	4,000	272,544
Nippon Signal Co., Ltd.	8,900	86,157
Nippon Steel & Sumikin Bussan Corp.	27,116	80,542
Nippon Steel & Sumitomo Metal Corp.	104,470	1,908,453
Nippon Suisan Kaisha Ltd.	32,900	98,400
Nippon Synthetic Chemical Industry Co., Ltd.	6,785	42,518
Nippon Telegraph & Telephone Corp.	179,208	6,293,734
Nippon Television Holdings, Inc.	21,070	341,170
Nippon Thompson Co., Ltd.	11,000	45,589
Nippon Valqua Industries Ltd.	22,000	53,180
Nippon Yusen KK	216,000	501,227
Nipro Corp.	13,900	143,334
Nishimatsu Construction Co., Ltd.	29,111	120,974
Nishimatsuya Chain Co., Ltd.	7,500	69,787
Nishi-Nippon City Bank Ltd.	114,000	313,943
Nishi-Nippon Railroad Co., Ltd.	42,000	206,455
Nishio Rent All Co., Ltd.	3,963	78,156
Nissan Chemical Industries Ltd.	18,000	396,302
Nissan Motor Co., Ltd.	333,180	3,069,077
Nissan Shatai Co., Ltd.	13,000	144,762
Nisshin Seifun Group, Inc.	28,825	419,806
Nisshinbo Holdings, Inc.	22,000	248,733
Nissin Electric Co., Ltd.	11,000	68,032
Nissin Foods Holdings Co., Ltd.	10,700	493,408
Nissin Kogyo Co., Ltd.	4,986	74,942
Nitori Holdings Co., Ltd.	10,500	826,839
Nitta Corp.	3,600	86,937
Nitto Boseki Co., Ltd.	20,312	60,992
Nitto Denko Corp.	19,700	1,183,206
Nitto Kogyo Corp.	5,056	88,882
Nitto Kohki Co., Ltd.	2,800	53,902
Noevir Holdings Co., Ltd.	2,811	60,939
NOF Corp.	21,020	144,819
NOK Corp.	11,800	255,470
Nomura Holdings, Inc.	476,302	2,763,609
Nomura Real Estate Holdings, Inc.	15,900	320,590
Nomura Research Institute Ltd.	15,968	615,173
Noritake Co., Ltd.	19,900	42,128
North Pacific Bank Ltd.	48,800	194,004
NS United Kaiun Kaisha Ltd.	28,700	56,823
NSD Co., Ltd.	6,930	85,480
NSK Ltd.	49,000	475,730
NTN Corp.	53,000	219,387
NTT Data Corp.	14,761	745,330
NTT DOCOMO, Inc.	178,035	2,984,879
NTT Urban Development Corp.	15,400	142,167
Obayashi Corp.	77,000	657,857
OBIC Business Consultants Co., Ltd.	1,350	64,299
Obic Co., Ltd.	8,190	375,623
Odakyu Electric Railway Co., Ltd.	74,000	667,407
Ogaki Kyoritsu Bank Ltd.	28,000	110,959
Ohsho Food Service Corp.	2,130	70,660
Oiles Corp.	4,560	67,866
Oita Bank Ltd.	21,000	87,342
Oji Holdings Corp.	100,000	429,462
Okabe Co., Ltd.	7,367	62,188
Okasan Securities Group, Inc.	23,000	139,021
Oki Electric Industry Co., Ltd.	108,244	169,296
OKUMA Corp.	22,400	140,450
Okumura Corp.	25,000	133,863
Olympus Corp.	35,900	1,117,952
Omron Corp.	26,800	810,046
Ono Pharmaceutical Co., Ltd.	11,577	1,377,014
Onward Holdings Co., Ltd.	23,000	136,555
Oracle Corp. Japan	5,000	211,666
Organo Corp.	9,300	34,044
Orient Corp.*	50,508	85,812
Oriental Land Co., Ltd.	26,000	1,460,166
ORIX Corp.	164,746	2,131,036
Osaka Gas Co., Ltd.	249,000	947,662
Osaka Steel Co., Ltd.	6,200	86,749
OSG Corp.	14,700	279,146
Otsuka Corp.	7,800	380,820
Otsuka Holdings Co., Ltd.	51,838	1,666,100
Pack Corp.	4,000	88,630
PanaHome Corp.	11,000	71,655
Panasonic Corp.	281,670	2,859,533
Panasonic Industrial Devices SUNX Co., Ltd.	11,800	60,584
Paramount Bed Holdings Co., Ltd.	4,070	121,322
Parco Co., Ltd.	8,506	68,393
Paris Miki Holdings, Inc.	7,300	27,775
Park24 Co., Ltd.	14,800	278,454
Penta-Ocean Construction Co., Ltd.	29,322	138,015
Pigeon Corp.	15,840	371,892
Pilot Corp.	4,200	174,145
Pioneer Corp.*	54,177	117,784
Plenus Co., Ltd.	4,700	72,736
Pola Orbis Holdings, Inc.	2,748	171,127
Rakuten, Inc.	115,645	1,483,122
Recruit Holdings Co., Ltd.	38,034	1,144,091
Renesas Electronics Corp.*	8,900	47,436
Rengo Co., Ltd.	21,000	81,363
Resona Holdings, Inc.	284,000	1,451,018
Resorttrust, Inc.	10,200	254,469

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ricoh Co., Ltd.	71,000	$717,979
Ricoh Leasing Co., Ltd.	2,500	68,001
Riken Corp.	16,000	53,234
Riken Vitamin Co., Ltd.	3,094	98,234
Rinnai Corp.	4,800	366,936
Rohm Co., Ltd.	13,200	590,176
Rohto Pharmaceutical Co., Ltd.	15,000	231,138
Round One Corp.	11,100	44,815
Ryobi Ltd.	18,700	70,343
Ryohin Keikaku Co., Ltd.	3,000	614,211
Saizeriya Co., Ltd.	4,200	95,467
Sakai Chemical Industry Co., Ltd.	14,100	39,786
Sakata INX Corp.	10,781	85,821
Sakata Seed Corp.	5,300	87,646
Sanden Holdings Corp.	18,200	56,973
Sangetsu Co., Ltd.	11,200	179,420
San-In Godo Bank Ltd.	15,000	147,373
Sankyo Co., Ltd.	7,700	274,427
Sankyo Tateyama, Inc.	2,211	34,448
Sankyu, Inc.	40,000	194,180
Sanoh Industrial Co., Ltd.	7,800	46,526
Sanrio Co., Ltd.	6,400	175,128
Santen Pharmaceutical Co., Ltd.	44,800	603,777
Sanwa Holdings Corp.	31,000	213,649
Sanyo Chemical Industries Ltd.	9,400	63,484
Sanyo Electric Railway Co., Ltd.	24,625	96,668
Sanyo Shokai Ltd.	18,600	56,373
Sapporo Holdings Ltd.	52,000	203,027
Sawai Pharmaceutical Co., Ltd.	4,400	256,992
SBI Holdings, Inc.	29,097	329,090
SCREEN Holdings Co., Ltd.	25,000	122,613
SCSK Corp.	6,300	236,896
Secom Co., Ltd.	23,300	1,404,054
Sega Sammy Holdings, Inc.	27,471	268,982
Seibu Holdings, Inc.	21,536	437,343
Seiko Epson Corp.	37,200	526,601
Seiko Holdings Corp.	20,878	121,699
Seino Holdings Co., Ltd.	25,000	261,247
Seiren Co., Ltd.	9,500	105,862
Sekisui Chemical Co., Ltd.	59,000	621,450
Sekisui House Ltd.	86,000	1,351,237
Sekisui Jushi Corp.	7,100	92,776
Senshu Ikeda Holdings, Inc.	18,340	79,779
Seven & i Holdings Co., Ltd.	96,379	4,415,854
Seven Bank Ltd.	99,354	432,146
Sharp Corp.*	192,000	220,902
Shiga Bank Ltd.	30,000	153,055
Shikoku Chemicals Corp.	12,000	101,817
Shikoku Electric Power Co., Inc.	20,885	341,676
Shimachu Co., Ltd.	6,100	133,717
Shimadzu Corp.	28,000	404,629
Shimamura Co., Ltd.	3,300	356,118
Shimano, Inc.	9,497	1,338,458
Shimizu Corp.	80,000	688,616
Shimojima Co., Ltd.	5,300	45,381
Shinagawa Refractories Co., Ltd.	21,703	45,207
Shindengen Electric Manufacturing Co., Ltd.	13,600	44,113
Shin-Etsu Chemical Co., Ltd.	44,114	2,267,415
Shin-Etsu Polymer Co., Ltd.	11,000	50,109
Shinko Electric Industries Co., Ltd.	8,500	48,128
Shinsei Bank Ltd.	228,000	470,959
Shionogi & Co., Ltd.	37,600	1,351,547
Shiseido Co., Ltd.	44,900	984,058
Shizuoka Bank Ltd.	68,000	681,469
Shochiku Co., Ltd.	19,000	160,181
Showa Corp.	3,734	29,864
Showa Denko KK	175,000	192,685
Showa Sangyo Co., Ltd.	24,500	95,418
Showa Shell Sekiyu KK	30,300	240,050
Sintokogio Ltd.	7,500	59,037
SKY Perfect JSAT Holdings, Inc.	18,341	86,607
SMC Corp.	7,600	1,669,216
SMK Corp.	16,209	67,508
SoftBank Group Corp.	119,249	5,486,695
Sohgo Security Services Co., Ltd.	8,100	369,628
Sojitz Corp.	154,100	287,088
Sompo Japan Nipponkoa Holdings, Inc.	50,500	1,472,466
Sony Corp.	165,593	4,048,987
Sony Financial Holdings, Inc.	24,977	411,320
Sotetsu Holdings, Inc.	50,000	274,491
Square Enix Holdings Co., Ltd.	10,400	258,599
St. Marc Holdings Co., Ltd.	2,948	90,352
Stanley Electric Co., Ltd.	16,900	338,538
Star Micronics Co., Ltd.	6,600	90,404
Start Today Co., Ltd.	6,669	221,301
Sugi Holdings Co., Ltd.	5,000	225,276
Sumco Corp.	21,300	191,180
Sumitomo Chemical Co., Ltd.	181,000	919,387
Sumitomo Corp.	134,000	1,293,578
Sumitomo Dainippon Pharma Co., Ltd.	21,398	214,275
Sumitomo Electric Industries Ltd.	97,891	1,257,661
Sumitomo Forestry Co., Ltd.	25,100	282,201
Sumitomo Heavy Industries Ltd.	66,000	261,811
Sumitomo Metal Mining Co., Ltd.	69,000	785,691
Sumitomo Mitsui Construction Co., Ltd.	79,018	95,848
Sumitomo Mitsui Financial Group, Inc.	171,679	6,535,389
Sumitomo Mitsui Trust Holdings, Inc.	514,071	1,896,164
Sumitomo Osaka Cement Co., Ltd.	65,000	230,959
Sumitomo Real Estate Sales Co., Ltd.	3,040	77,969
Sumitomo Realty & Development Co., Ltd.	54,880	1,753,006
Sumitomo Rubber Industries Ltd.	23,600	328,274
Sumitomo Warehouse Co., Ltd.	17,000	82,366
Sundrug Co., Ltd.	6,000	317,229
Suntory Beverage & Food Ltd.	17,124	658,989
Suruga Bank Ltd.	26,000	484,514
Suzuken Co., Ltd.	11,220	374,941
Suzuki Motor Corp.	48,100	1,486,213
SWCC Showa Holdings Co., Ltd.	60,300	39,018
Sysmex Corp.	18,276	966,411
T Hasegawa Co., Ltd.	7,045	92,016
T&D Holdings, Inc.	90,100	1,067,168
T.RAD Co., Ltd.	17,200	27,110
Tadano Ltd.	15,552	172,866
Taihei Dengyo Kaisha Ltd.	8,600	88,498
Taiheiyo Cement Corp.	158,000	475,381
Taikisha Ltd.	4,599	104,310
Taisei Corp.	143,000	935,462
Taisho Pharmaceutical Holdings Co., Ltd.	6,768	389,704
Taiyo Holdings Co., Ltd.	2,989	92,015
Taiyo Nippon Sanso Corp.	33,000	314,363
Taiyo Yuden Co., Ltd.	15,000	195,958
Takamatsu Construction Group Co., Ltd.	5,659	120,236
Takara Holdings, Inc.	30,000	180,594
Takara Standard Co., Ltd.	12,000	85,367
Takashimaya Co., Ltd.	33,000	267,755
Takata Corp.	9,100	99,974

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Takeda Pharmaceutical Co., Ltd.	91,664	$4,040,276
Takuma Co., Ltd.	12,205	92,107
Tamron Co., Ltd.	2,969	54,541
TDK Corp.	15,400	875,959
TechnoPro Holdings, Inc.	3,425	91,134
Teijin Ltd.	98,000	298,351
Temp Holdings Co., Ltd.	6,022	275,592
Terumo Corp.	36,300	1,029,250
THK Co., Ltd.	16,300	259,360
TKC Corp.	5,390	139,806
Toagosei Co., Ltd.	17,000	123,747
Tobu Railway Co., Ltd.	126,000	542,107
TOC Co., Ltd.	13,669	96,072
Tocalo Co., Ltd.	3,700	67,276
Toda Corp.	32,000	142,099
Toho Co., Ltd.	16,200	370,497
Toho Gas Co., Ltd.	67,000	396,523
Toho Holdings Co., Ltd.	9,200	192,526
Toho Titanium Co., Ltd.*	5,100	61,193
Tohoku Electric Power Co., Inc.	56,700	771,931
Tokai Carbon Co., Ltd.	32,000	76,948
TOKAI Holdings Corp.	23,430	98,210
Tokai Rika Co., Ltd.	7,500	155,454
Tokai Tokyo Financial Holdings, Inc.	34,000	201,784
Tokio Marine Holdings, Inc.	93,000	3,480,466
Tokyo Broadcasting System Holdings, Inc.	17,000	228,655
Tokyo Dome Corp.	27,872	122,230
Tokyo Electric Power Co., Inc.*	194,437	1,304,742
Tokyo Electron Ltd.	20,000	945,325
Tokyo Gas Co., Ltd.	281,093	1,366,407
Tokyo Ohka Kogyo Co., Ltd.	5,100	135,820
Tokyo Seimitsu Co., Ltd.	5,489	102,497
Tokyo Steel Manufacturing Co., Ltd.	14,700	80,512
Tokyo Tatemono Co., Ltd.	27,500	329,374
Tokyotokeiba Co., Ltd.	20,593	49,549
Tokyu Corp.	129,000	947,842
Tokyu Fudosan Holdings Corp.	57,534	384,274
Tomy Co., Ltd.	9,500	46,564
TonenGeneral Sekiyu KK	41,000	398,104
Topcon Corp.	6,848	89,540
Toppan Forms Co., Ltd.	7,000	83,430
Toppan Printing Co., Ltd.	75,000	605,242
Topy Industries Ltd.	45,211	93,769
Toray Industries, Inc.	197,000	1,707,344
Toshiba Corp.*	522,000	1,318,217
Toshiba Machine Co., Ltd.	17,105	53,829
Toshiba Plant Systems & Services Corp.	6,000	58,837
Toshiba TEC Corp.	17,000	54,154
Tosoh Corp.	63,000	305,008
Totetsu Kogyo Co., Ltd.	4,727	101,420
TOTO Ltd.	19,000	594,713
Toyo Engineering Corp.	14,502	35,001
Toyo Ink SC Holdings Co., Ltd.	24,000	87,929
Toyo Kohan Co., Ltd.	17,415	52,276
Toyo Seikan Group Holdings Ltd.	18,400	292,425
Toyo Suisan Kaisha Ltd.	15,000	569,515
Toyo Tire & Rubber Co., Ltd.	11,244	244,217
Toyobo Co., Ltd.	121,000	164,726
Toyoda Gosei Co., Ltd.	9,300	183,631
Toyota Boshoku Corp.	8,600	146,713
Toyota Industries Corp.	21,800	1,039,114
Toyota Motor Corp.	317,375	18,666,202
Toyota Tsusho Corp.	29,500	623,114
Trend Micro, Inc.	13,200	467,515
TS Tech Co., Ltd.	5,200	142,394
TSI Holdings Co., Ltd.	12,000	86,833
Tsubakimoto Chain Co.	12,965	81,498
Tsumura & Co.	9,200	200,665
Tsuruha Holdings, Inc.	4,800	414,582
Tsutsumi Jewelry Co., Ltd.	2,800	57,807
TV Asahi Holdings Corp.	6,480	99,297
Tv Tokyo Holdings Corp.	4,700	79,963
UACJ Corp.	34,970	56,173
Ube Industries Ltd.	141,000	246,994
Ulvac, Inc.	5,398	88,121
Unicharm Corp.	52,600	933,372
Unipres Corp.	4,100	78,448
United Arrows Ltd.	2,708	112,317
United Super Markets Holdings, Inc.	9,129	77,036
Unitika Ltd.*	77,800	37,270
UNY Group Holdings Co., Ltd.	26,100	165,109
Ushio, Inc.	19,600	235,716
USS Co., Ltd.	31,000	518,257
Valor Co., Ltd.	5,831	146,616
Wacoal Holdings Corp.	20,000	239,775
Wacom Co., Ltd.	21,153	78,219
Wakita & Co., Ltd.	9,405	85,288
WATAMI Co., Ltd.*	100	777
Welcia Holdings Co., Ltd.	3,090	150,721
West Japan Railway Co.	23,222	1,453,760
Xebio Co., Ltd.	5,148	92,915
Yahoo! Japan Corp.	186,552	712,247
Yakult Honsha Co., Ltd.	14,300	716,260
Yamada Denki Co., Ltd.	89,750	362,423
Yamagata Bank Ltd.	21,000	83,847
Yamaguchi Financial Group, Inc.	23,000	282,434
Yamaha Corp.	18,200	403,976
Yamaha Motor Co., Ltd.	33,500	675,659
Yamato Holdings Co., Ltd.	43,300	830,253
Yamato Kogyo Co., Ltd.	7,700	154,407
Yamazaki Baking Co., Ltd.	19,340	298,402
Yaoko Co., Ltd.	2,638	119,850
Yaskawa Electric Corp.	27,000	275,780
Yodogawa Steel Works Ltd.	5,032	94,288
Yokogawa Electric Corp.	23,500	246,293
Yokohama Rubber Co., Ltd.	14,820	261,899
Yoshinoya Holdings Co., Ltd.	7,900	102,775
Yushin Precision Equipment Co., Ltd.	3,893	66,255
Zenkoku Hosho Co., Ltd.	5,062	168,793
Zensho Holdings Co., Ltd.	9,793	91,631
Zeon Corp.	22,000	174,108

		400,769,750

Mexico (0.0%)
Fresnillo plc	28,732	257,570

Netherlands (3.5%)
ASML Holding N.V.	104,290	9,143,382
ING Groep N.V. (CVA)	1,087,525	15,438,171
Koninklijke Philips N.V.	267,703	6,312,373
Royal Dutch Shell plc, Class A	665,692	15,698,159
Royal Dutch Shell plc, Class B	414,890	9,841,050

		56,433,135

New Zealand (0.0%)
Fisher & Paykel Healthcare Corp., Ltd.	13,996	64,046
Fletcher Building Ltd.	33,485	146,430
SKY Network Television Ltd.	24,835	74,605
SKYCITY Entertainment Group Ltd.	30,755	73,318
Spark New Zealand Ltd.	35,838	68,207
Trade Me Group Ltd.	37,626	88,811

		515,417

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
South Africa (0.1%)
Mondi plc	62,918	$1,320,484

Spain (4.5%)
Banco Bilbao Vizcaya Argentaria S.A.	1,772,123	15,030,629
Banco Santander S.A.	4,023,771	21,425,326
Iberdrola S.A.	1,613,776	10,737,008
Industria de Diseno Textil S.A.	295,371	9,894,820
Telefonica S.A.	1,228,354	14,888,073

		71,975,856

Switzerland (0.4%)
Coca-Cola HBC AG*	33,682	714,196
Glencore plc*	2,008,478	2,798,817
Wolseley plc	44,484	2,602,282

		6,115,295

United Kingdom (22.8%)
3i Group plc	164,378	1,162,679
Aberdeen Asset Management plc	168,923	759,748
Admiral Group plc	33,894	771,651
Anglo American plc	223,368	1,868,626
ARM Holdings plc	241,221	3,476,289
Ashtead Group plc	85,942	1,212,983
Associated British Foods plc	59,556	3,018,364
AstraZeneca plc	215,668	13,687,018
Aviva plc	691,372	4,739,401
Babcock International Group plc	85,738	1,186,066
BAE Systems plc	540,534	3,669,809
Barclays plc	2,862,046	10,581,137
Barratt Developments plc	170,180	1,664,743
Berkeley Group Holdings plc	21,514	1,089,313
BG Group plc	581,630	8,386,947
BP plc	3,116,765	15,797,877
British American Tobacco plc	318,560	17,605,745
British Land Co. plc (REIT)	175,044	2,225,563
BT Group plc	1,430,300	9,101,443
Bunzl plc	56,822	1,525,211
Burberry Group plc	75,813	1,573,410
Capita plc	113,182	2,055,638
Centrica plc	863,400	3,000,303
Compass Group plc	281,583	4,495,500
Diageo plc	430,449	11,583,591
Direct Line Insurance Group plc	234,558	1,333,067
Dixons Carphone plc	169,717	1,092,191
easyJet plc	42,502	1,145,444
G4S plc	264,683	925,669
GKN plc	292,867	1,191,418
GlaxoSmithKline plc	830,872	15,927,587
Hammerson plc (REIT)	133,787	1,264,852
Hargreaves Lansdown plc	37,245	681,955
Henderson Group plc (CDI)	122,801	480,235
Hikma Pharmaceuticals plc	23,118	798,745
HSBC Holdings plc	3,335,273	25,230,647
Imperial Tobacco Group plc	164,649	8,521,936
Inmarsat plc	76,763	1,142,602
InterContinental Hotels Group plc	40,465	1,399,405
International Consolidated Airlines Group S.A.*	313,153	2,794,656
Intertek Group plc	27,501	1,013,741
Intu Properties plc (REIT)	160,207	800,699
ITV plc	638,618	2,382,793
J Sainsbury plc	240,907	953,456
Johnson Matthey plc	35,086	1,303,302
Kingfisher plc	397,860	2,163,475
Land Securities Group plc (REIT)	134,461	2,566,857
Legal & General Group plc	1,014,773	3,664,437
Lloyds Banking Group plc	10,452,544	11,915,624
London Stock Exchange Group plc	53,361	1,958,443
Marks & Spencer Group plc	281,341	2,137,927
Meggitt plc	133,015	960,415
Merlin Entertainments plc§	121,053	681,948
National Grid plc	644,640	8,977,750
Next plc	25,164	2,904,274
Old Mutual plc	833,698	2,392,238
Pearson plc	138,991	2,375,506
Persimmon plc*	52,331	1,594,499
Prudential plc	436,082	9,219,020
Randgold Resources Ltd.	15,893	935,490
Reckitt Benckiser Group plc	108,646	9,861,919
RELX plc	191,199	3,281,096
Rio Tinto Ltd.	71,300	2,450,096
Rio Tinto plc	210,031	7,046,278
Rolls-Royce Holdings plc*	312,441	3,208,271
Royal Bank of Scotland Group plc*	538,376	2,572,655
Royal Mail plc	131,593	914,978
RSA Insurance Group plc	173,249	1,057,741
SABMiller plc	161,563	9,155,204
Sage Group plc	183,727	1,390,163
Schroders plc	19,362	823,955
Severn Trent plc	40,808	1,351,078
Sky plc	179,206	2,835,779
Smith & Nephew plc	153,240	2,679,789
Smiths Group plc	66,954	1,020,127
Sports Direct International plc*	43,048	493,865
SSE plc	168,748	3,826,965
St. James’s Place plc	88,574	1,140,250
Standard Chartered plc	356,786	3,468,638
Standard Life plc	333,661	1,963,606
Taylor Wimpey plc	551,097	1,634,952
Tesco plc	1,388,220	3,857,473
Travis Perkins plc	42,305	1,261,193
Unilever N.V. (CVA)	438,656	17,653,399
Unilever plc	206,183	8,398,978
United Utilities Group plc	116,669	1,635,520
Vodafone Group plc	4,540,196	14,356,278
Whitbread plc	31,183	2,205,619
WM Morrison Supermarkets plc	369,218	930,162
WPP plc	221,488	4,612,449

		368,159,834

United States (0.2%)
Carnival plc	31,222	1,611,579
News Corp. (CDI), Class B	5,820	73,608
ResMed, Inc. (CDI)	127,286	650,248
Sims Metal Management Ltd.	28,001	190,204

		2,525,639

Total Common Stocks (98.5%) (Cost $1,634,154,080)		1,590,876,964

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	10,192,059	10,192,059

Total Short-Term Investment (0.6%) (Cost $10,192,059)		10,192,059

Total Investments (99.1%) (Cost $1,644,346,139)		1,601,069,023
Other Assets Less Liabilities (0.9%)		14,580,669

Net Assets (100%)		$1,615,649,692

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

*	Non-income producing.

†	Securities (totaling $978,893 or 0.1% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $681,948 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$193,822,728	12.0%
Consumer Staples	188,385,452	11.7
Energy	101,928,815	6.3
Financials	409,707,645	25.4
Health Care	154,688,707	9.6
Industrials	195,939,036	12.1
Information Technology	79,582,293	4.9
Investment Company	10,192,059	0.6
Materials	102,809,512	6.4
Telecommunication Services	100,580,538	6.2
Utilities	63,432,238	3.9
Cash and Other	14,580,669	0.9

		100.0%

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
EURO Stoxx 50 Index	156	December-15	$5,521,812	$5,388,058	$(133,754)
FTSE 100 Index	41	December-15	3,758,108	3,732,839	(25,269)
SPI 200 Index	23	December-15	2,028,429	2,020,788	(7,641)
TOPIX Index	13	December-15	1,578,210	1,529,571	(48,639)

					$(215,303)

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$—	$193,822,728	$—		$193,822,728
Consumer Staples	—	188,385,452	—		188,385,452
Energy	—	101,104,976	823,839		101,928,815
Financials	—	409,555,548	152,097		409,707,645
Health Care	—	154,688,707	—		154,688,707
Industrials	—	195,939,036	—	(b)	195,939,036
Information Technology	—	79,582,293	—		79,582,293
Materials	—	102,806,555	2,957		102,809,512
Telecommunication Services	—	100,580,538	—		100,580,538
Utilities	—	63,432,238	—		63,432,238
Short-Term Investments	10,192,059	—	—		10,192,059

Total Assets	$10,192,059	$1,589,898,071	$978,893		$1,601,069,023

Liabilities:
Futures	$(215,303)	$—	$—		$(215,303)

Total Liabilities	$(215,303)	$—	$—		$(215,303)

Total	$9,976,756	$1,589,898,071	$978,893		$1,600,853,720

(a)	Securities with a market value of $975,936 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$253,176,102
Aggregate gross unrealized depreciation	(306,162,676)

Net unrealized depreciation	$(52,986,574)

Federal income tax cost of investments	$1,654,055,597

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.2%)
Auto Components (1.8%)
Johnson Controls, Inc.	88,162	$3,646,380

Automobiles (1.7%)
General Motors Co.	115,464	3,466,229

Hotels, Restaurants & Leisure (2.9%)
Carnival Corp.	116,592	5,794,622

Household Durables (0.8%)
Newell Rubbermaid, Inc.	41,798	1,659,799

Leisure Products (0.3%)
Mattel, Inc.	27,727	583,931

Media (5.9%)
CBS Corp. (Non-Voting), Class B	19,012	758,579
Comcast Corp., Class A	56,265	3,200,353
Time Warner Cable, Inc.	13,015	2,334,501
Time Warner, Inc.	13,253	911,144
Twenty-First Century Fox, Inc., Class B	81,301	2,200,818
Viacom, Inc., Class B	54,109	2,334,803

		11,740,198

Multiline Retail (2.5%)
Kohl’s Corp.	53,933	2,497,637
Target Corp.	31,257	2,458,676

		4,956,313

Textiles, Apparel & Luxury Goods (0.3%)
Fossil Group, Inc.*	10,376	579,811

Total Consumer Discretionary		32,427,283

Consumer Staples (6.2%)
Beverages (1.6%)
Coca-Cola Co.	79,552	3,191,626

Food & Staples Retailing (1.5%)
CVS Health Corp.	10,111	975,509
Wal-Mart Stores, Inc.	31,252	2,026,380

		3,001,889

Food Products (2.7%)
ConAgra Foods, Inc.	91,192	3,694,188
Mondelez International, Inc., Class A	39,822	1,667,347

		5,361,535

Personal Products (0.4%)
Unilever N.V. (N.Y. Shares)	22,869	919,334

Total Consumer Staples		12,474,384

Energy (13.5%)
Energy Equipment & Services (3.0%)
Halliburton Co.	49,734	1,758,097
Noble Corp. plc	89,635	977,918
Weatherford International plc*	378,175	3,206,924

		5,942,939

Oil, Gas & Consumable Fuels (10.5%)
BP plc (ADR)	104,520	3,194,131
Chevron Corp.	31,141	2,456,402
Devon Energy Corp.	50,317	1,866,257
Hess Corp.	21,799	1,091,258
Murphy Oil Corp.	54,188	1,311,349
Occidental Petroleum Corp.	26,944	1,782,346
QEP Resources, Inc.	94,292	1,181,479
Royal Dutch Shell plc (ADR), Class A	78,971	3,742,436
Suncor Energy, Inc.	168,801	4,510,363

		21,136,021

Total Energy		27,078,960

Financials (28.6%)
Banks (18.0%)
Bank of America Corp.	371,212	5,783,483
Citigroup, Inc.	204,427	10,141,624
Citizens Financial Group, Inc.	63,392	1,512,533
Fifth Third Bancorp	155,252	2,935,815
JPMorgan Chase & Co.	125,295	7,639,236
PNC Financial Services Group, Inc.	36,429	3,249,467
U.S. Bancorp	19,682	807,159
Wells Fargo & Co.	78,169	4,013,978

		36,083,295

Capital Markets (5.8%)
Bank of New York Mellon Corp.	83,163	3,255,832
Goldman Sachs Group, Inc.	11,232	1,951,672
Morgan Stanley	99,334	3,129,021
State Street Corp.	49,546	3,329,987

		11,666,512

Consumer Finance (1.0%)
Ally Financial, Inc.*	92,700	1,889,226

Insurance (3.8%)
Aflac, Inc.	36,592	2,127,093
Allstate Corp.	44,071	2,566,695
MetLife, Inc.	63,116	2,975,919

		7,669,707

Total Financials		57,308,740

Health Care (11.4%)
Health Care Equipment & Supplies (0.7%)
Medtronic plc	20,624	1,380,570

Health Care Providers & Services (1.8%)
Anthem, Inc.	14,421	2,018,940
Express Scripts Holding Co.*	20,836	1,686,883

		3,705,823

Pharmaceuticals (8.9%)
AbbVie, Inc.	31,110	1,692,695
GlaxoSmithKline plc (ADR)	19,313	742,585
Merck & Co., Inc.	76,515	3,779,076
Novartis AG (ADR)	39,061	3,590,487
Pfizer, Inc.	107,613	3,380,124
Roche Holding AG (ADR)	51,317	1,690,895
Sanofi S.A. (ADR)	60,649	2,879,008

		17,754,870

Total Health Care		22,841,263

Industrials (6.6%)
Aerospace & Defense (1.3%)
Honeywell International, Inc.	4,462	422,507
Textron, Inc.	58,743	2,211,087

		2,633,594

Electrical Equipment (1.3%)
Emerson Electric Co.	57,571	2,542,911

Industrial Conglomerates (2.7%)
General Electric Co.	218,451	5,509,334

Machinery (1.3%)
Caterpillar, Inc.	21,400	1,398,704

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ingersoll-Rand plc	21,839	$1,108,766

		2,507,470

Total Industrials		13,193,309

Information Technology (13.2%)
Communications Equipment (2.3%)
Cisco Systems, Inc.	173,396	4,551,645

Electronic Equipment, Instruments & Components (0.6%)
Corning, Inc.	76,134	1,303,414

Internet Software & Services (1.6%)
eBay, Inc.*	88,397	2,160,423
Yahoo!, Inc.*	34,267	990,659

		3,151,082

IT Services (0.8%)
PayPal Holdings, Inc.*	55,263	1,715,363

Semiconductors & Semiconductor Equipment (0.9%)
Intel Corp.	60,112	1,811,776

Software (4.3%)
Autodesk, Inc.*	13,392	591,123
Citrix Systems, Inc.*	30,312	2,100,015
Microsoft Corp.	69,080	3,057,481
Symantec Corp.	144,216	2,807,885

		8,556,504

Technology Hardware, Storage & Peripherals (2.7%)
Hewlett-Packard Co.	100,654	2,577,749
NetApp, Inc.	95,458	2,825,557

		5,403,306

Total Information Technology		26,493,090

Materials (1.4%)
Metals & Mining (0.7%)
Alcoa, Inc.	143,321	1,384,481

Paper & Forest Products (0.7%)
International Paper Co.	39,875	1,506,876

Total Materials		2,891,357

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.7%)
Frontier Communications Corp.	322,595	1,532,326

Total Telecommunication Services		1,532,326

Utilities (1.1%)
Electric Utilities (0.4%)
FirstEnergy Corp.	27,706	867,475

Multi-Utilities (0.7%)
PG&E Corp.	25,449	1,343,707

Total Utilities		2,211,182

Total Investments (98.9%) (Cost $197,811,152)		198,451,894
Other Assets Less Liabilities (1.1%)		2,123,601

Net Assets (100%)		$200,575,495

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had outstanding foreign currency contracts to sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 10/16/15	CIBC World Markets, Inc.	548	$843,337	$828,728	$14,609
British Pound vs. U.S. Dollar, expiring 10/16/15	Deutsche Bank AG	548	843,052	828,728	14,324
British Pound vs. U.S. Dollar, expiring 10/16/15	Goldman Sachs International	548	843,054	828,730	14,324
British Pound vs. U.S. Dollar, expiring 10/16/15	Royal Bank of Canada	548	843,212	828,734	14,478
Canadian Dollar vs. U.S. Dollar, expiring 10/16/15	CIBC World Markets, Inc.	1,207	910,963	904,293	6,670
Canadian Dollar vs. U.S. Dollar, expiring 10/16/15	Deutsche Bank AG	1,207	910,962	904,299	6,663
Canadian Dollar vs. U.S. Dollar, expiring 10/16/15	Goldman Sachs International	1,207	911,093	904,299	6,794
Canadian Dollar vs. U.S. Dollar, expiring 10/16/15	Royal Bank of Canada	1,207	910,895	904,300	6,595
European Union Euro vs. U.S. Dollar, expiring 10/16/15	Barclays Bank plc	1,160	1,312,727	1,296,344	16,383
European Union Euro vs. U.S. Dollar, expiring 10/16/15	CIBC World Markets, Inc.	1,160	1,312,476	1,296,345	16,131
European Union Euro vs. U.S. Dollar, expiring 10/16/15	Deutsche Bank AG	1,160	1,312,353	1,296,344	16,009
European Union Euro vs. U.S. Dollar, expiring 10/16/15	Goldman Sachs International	1,160	1,312,266	1,296,344	15,922
European Union Euro vs. U.S. Dollar, expiring 10/16/15	Royal Bank of Canada	1,160	1,312,649	1,296,345	16,304
Swiss Franc vs. U.S. Dollar, expiring 10/16/15	CIBC World Markets, Inc.	1,120	1,154,758	1,149,268	5,490
Swiss Franc vs. U.S. Dollar, expiring 10/16/15	Deutsche Bank AG	1,120	1,154,841	1,149,244	5,597
Swiss Franc vs. U.S. Dollar, expiring 10/16/15	Goldman Sachs International	1,120	1,154,555	1,149,268	5,287
Swiss Franc vs. U.S. Dollar, expiring 10/16/15	Royal Bank of Canada	1,120	1,154,805	1,149,267	5,538

					$187,118

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$32,427,283	$—	$—	$32,427,283
Consumer Staples	12,474,384	—	—	12,474,384
Energy	27,078,960	—	—	27,078,960
Financials	57,308,740	—	—	57,308,740
Health Care	22,841,263	—	—	22,841,263
Industrials	13,193,309	—	—	13,193,309
Information Technology	26,493,090	—	—	26,493,090
Materials	2,891,357	—	—	2,891,357
Telecommunication Services	1,532,326	—	—	1,532,326
Utilities	2,211,182	—	—	2,211,182
Forward Currency Contracts	—	187,118	—	187,118

Total Assets	$198,451,894	$187,118	$—	$198,639,012

Total Liabilities	$—	$—	$—	$—

Total	$198,451,894	$187,118	$—	$198,639,012

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,049,091
Aggregate gross unrealized depreciation	(24,777,256)

Net unrealized depreciation	$(728,165)

Federal income tax cost of investments	$199,180,059

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.5%)
Auto Components (0.2%)
Tenneco, Inc.*	8,255	$369,576

Automobiles (4.8%)
Ford Motor Co.	246,600	3,346,362
General Motors Co.	239,130	7,178,683

		10,525,045

Hotels, Restaurants & Leisure (2.8%)
Carnival Corp.	62,500	3,106,250
Royal Caribbean Cruises Ltd.	32,818	2,923,756

		6,030,006

Household Durables (4.1%)
D.R. Horton, Inc.	13,800	405,168
Harman International Industries, Inc.	39,600	3,801,204
PulteGroup, Inc.	125,500	2,368,185
Taylor Morrison Home Corp., Class A*	11,400	212,724
Toll Brothers, Inc.*	64,400	2,205,056

		8,992,337

Media (2.3%)
Comcast Corp., Class A	31,300	1,780,344
DISH Network Corp., Class A*	7,100	414,214
Time Warner, Inc.	9,100	625,625
Time, Inc.	18,100	344,805
Twenty-First Century Fox, Inc., Class A	72,200	1,947,956

		5,112,944

Specialty Retail (3.7%)
AutoNation, Inc.*	22,500	1,309,050
Bed Bath & Beyond, Inc.*	9,100	518,882
Best Buy Co., Inc.	157,900	5,861,248
Pier 1 Imports, Inc.	67,000	462,300

		8,151,480

Textiles, Apparel & Luxury Goods (1.6%)
PVH Corp.	22,300	2,273,262
Ralph Lauren Corp.	9,500	1,122,520

		3,395,782

Total Consumer Discretionary		42,577,170

Consumer Staples (2.5%)
Food & Staples Retailing (0.3%)
CVS Health Corp.	6,400	617,472

Food Products (0.4%)
Keurig Green Mountain, Inc.	17,500	912,450

Household Products (1.0%)
Procter & Gamble Co.	31,300	2,251,722

Tobacco (0.8%)
Philip Morris International, Inc.	20,300	1,610,399

Total Consumer Staples		5,392,043

Energy (9.2%)
Energy Equipment & Services (0.5%)
Halliburton Co.	29,500	1,042,825

Oil, Gas & Consumable Fuels (8.7%)
Cabot Oil & Gas Corp.	62,400	1,364,064
Chevron Corp.	49,700	3,920,336
EQT Corp.	18,600	1,204,722
Exxon Mobil Corp.	87,035	6,471,052
Occidental Petroleum Corp.	77,100	5,100,165
Valero Energy Corp.	16,400	985,640

		19,045,979

Total Energy		20,088,804

Financials (30.6%)
Banks (12.4%)
Bank of America Corp.	341,931	5,327,285
BB&T Corp.	87,800	3,125,680
Citigroup, Inc.	162,755	8,074,276
SVB Financial Group*	3,700	427,498
Wells Fargo & Co.	176,723	9,074,726
Zions Bancorp	34,800	958,392

		26,987,857

Capital Markets (2.3%)
Charles Schwab Corp.	37,000	1,056,720
Morgan Stanley	129,566	4,081,329

		5,138,049

Consumer Finance (0.8%)
Ally Financial, Inc.*	30,400	619,552
Capital One Financial Corp.	14,300	1,037,036

		1,656,588

Diversified Financial Services (2.0%)
Berkshire Hathaway, Inc., Class B*	19,900	2,594,960
Intercontinental Exchange, Inc.	7,300	1,715,427

		4,310,387

Insurance (7.8%)
ACE Ltd.	60,488	6,254,459
Allstate Corp.	17,700	1,030,848
Arthur J. Gallagher & Co.	19,800	817,344
Axis Capital Holdings Ltd.	16,900	907,868
MetLife, Inc.	141,258	6,660,315
XL Group plc	35,500	1,289,360

		16,960,194

Real Estate Investment Trusts (REITs) (5.2%)
AvalonBay Communities, Inc. (REIT)	8,700	1,520,934
DCT Industrial Trust, Inc. (REIT)	18,000	605,880
DiamondRock Hospitality Co. (REIT)	105,600	1,166,880
Host Hotels & Resorts, Inc. (REIT)	140,600	2,222,886
Kimco Realty Corp. (REIT)	50,600	1,236,158
LaSalle Hotel Properties (REIT)	15,100	428,689
Liberty Property Trust (REIT)	21,100	664,861
National Health Investors, Inc. (REIT)	7,100	408,179
Outfront Media, Inc. (REIT)	19,200	399,360
Prologis, Inc. (REIT)	34,400	1,338,160
Silver Bay Realty Trust Corp. (REIT)	29,100	465,891
SL Green Realty Corp. (REIT)	8,000	865,280

		11,323,158

Real Estate Management & Development (0.1%)
St. Joe Co.*	15,600	298,428

Total Financials		66,674,661

Health Care (13.3%)
Biotechnology (0.3%)
Baxalta, Inc.	17,900	564,029

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	48,100	1,934,582
Boston Scientific Corp.*	134,600	2,208,786

		4,143,368

Health Care Providers & Services (4.3%)
Aetna, Inc.	35,900	3,927,819
Humana, Inc.	18,224	3,262,096
McKesson Corp.	11,900	2,201,857

		9,391,772

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (1.0%)
Thermo Fisher Scientific, Inc.	17,300	$2,115,444

Pharmaceuticals (5.8%)
Allergan plc*	7,500	2,038,575
Bristol-Myers Squibb Co.	9,500	562,400
Johnson & Johnson	21,398	1,997,503
Merck & Co., Inc.	38,566	1,904,775
Pfizer, Inc.	197,900	6,216,039

		12,719,292

Total Health Care		28,933,905

Industrials (6.1%)
Aerospace & Defense (1.2%)
L-3 Communications Holdings, Inc.	12,300	1,285,596
Raytheon Co.	11,300	1,234,638

		2,520,234

Airlines (3.1%)
Delta Air Lines, Inc.	24,200	1,085,854
Southwest Airlines Co.	104,600	3,978,984
United Continental Holdings, Inc.*	31,100	1,649,855

		6,714,693

Building Products (0.4%)
Owens Corning, Inc.	21,300	892,683

Electrical Equipment (0.3%)
Eaton Corp. plc	14,900	764,370

Machinery (0.6%)
Allison Transmission Holdings, Inc.	15,900	424,371
SPX Corp.	17,000	202,640
SPX FLOW, Inc.*	17,000	585,310

		1,212,321

Road & Rail (0.5%)
CSX Corp.	28,400	763,960
Kansas City Southern	4,800	436,224

		1,200,184

Total Industrials		13,304,485

Information Technology (6.4%)
Communications Equipment (0.5%)
QUALCOMM, Inc.	19,900	1,069,227

Electronic Equipment, Instruments & Components (0.6%)
TE Connectivity Ltd.	22,900	1,371,481

Semiconductors & Semiconductor Equipment (3.8%)
Applied Materials, Inc.	41,400	608,166
Avago Technologies Ltd.	25,200	3,150,252
Broadcom Corp., Class A	54,100	2,782,363
Lam Research Corp.	21,300	1,391,529
Qorvo, Inc.*	8,300	373,915

		8,306,225

Software (1.0%)
Microsoft Corp.	50,900	2,252,834

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.	10,000	1,103,000

Total Information Technology		14,102,767

Materials (1.5%)
Chemicals (0.7%)
Albemarle Corp.	7,800	343,980
Axiall Corp.	24,147	378,866
Eastman Chemical Co.	12,500	809,000

		1,531,846

Metals & Mining (0.8%)
Norsk Hydro ASA (ADR)	197,900	657,028
Nucor Corp.	23,300	874,915
United States Steel Corp.	18,800	195,896

		1,727,839

Total Materials		3,259,685

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	102,400	3,336,192

Wireless Telecommunication Services (0.8%)
T-Mobile US, Inc.*	42,000	1,672,020

Total Telecommunication Services		5,008,212

Utilities (4.4%)
Electric Utilities (3.9%)
Edison International	40,800	2,573,256
Exelon Corp.	26,300	781,110
NextEra Energy, Inc.	26,600	2,594,830
Xcel Energy, Inc.	69,600	2,464,536

		8,413,732

Gas Utilities (0.5%)
Questar Corp.	57,300	1,112,193

Total Utilities		9,525,925

Total Common Stocks (95.8%) (Cost $211,118,018)		208,867,657

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Security (3.5%)
Federal Home Loan Bank
0.00%, 10/1/15(o)(p)	$7,556,000	7,556,000

Total Short-Term Investment (3.5%) (Cost $7,556,000)		7,556,000

Total Investments (99.3%) (Cost $218,674,018)		216,423,657
Other Assets Less Liabilities (0.7%)		1,532,046

Net Assets (100%)		$217,955,703

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2015.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$42,577,170	$—	$—	$42,577,170
Consumer Staples	5,392,043	—	—	5,392,043
Energy	20,088,804	—	—	20,088,804
Financials	66,674,661	—	—	66,674,661
Health Care	28,933,905	—	—	28,933,905
Industrials	13,304,485	—	—	13,304,485
Information Technology	14,102,767	—	—	14,102,767
Materials	3,259,685	—	—	3,259,685
Telecommunication Services	5,008,212	—	—	5,008,212
Utilities	9,525,925	—	—	9,525,925
Short-Term Investments	—	7,556,000	—	7,556,000

Total Assets	$208,867,657	$7,556,000	$—	$216,423,657

Total Liabilities	$—	$—	$—	$—

Total	$208,867,657	$7,556,000	$—	$216,423,657

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,874,256
Aggregate gross unrealized depreciation	(13,294,788)

Net unrealized depreciation	$(2,420,532)

Federal income tax cost of investments	$218,844,189

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.3%)
Auto Components (0.5%)
BorgWarner, Inc.	26,108	$1,085,832
Delphi Automotive plc	33,300	2,532,132
Gentex Corp.	16,972	263,066
Johnson Controls, Inc.	16,500	682,440
Lear Corp.	6,800	739,704
Visteon Corp.*	5,100	516,324

		5,819,498

Automobiles (0.3%)
Harley-Davidson, Inc.	13,100	719,190
Tesla Motors, Inc.*	11,310	2,809,404
Thor Industries, Inc.	5,200	269,360

		3,797,954

Distributors (0.2%)
Genuine Parts Co.	16,300	1,351,107
LKQ Corp.*	35,054	994,131

		2,345,238

Diversified Consumer Services (0.2%)
H&R Block, Inc.	29,640	1,072,968
Service Corp. International	23,300	631,430
ServiceMaster Global Holdings, Inc.*	11,815	396,393

		2,100,791

Hotels, Restaurants & Leisure (3.4%)
Aramark	20,363	603,559
Brinker International, Inc.	7,006	369,006
Chipotle Mexican Grill, Inc.*	3,673	2,645,478
Choice Hotels International, Inc.	4,023	191,696
Darden Restaurants, Inc.	2,900	198,766
Domino’s Pizza, Inc.	6,400	690,624
Dunkin’ Brands Group, Inc.	11,080	542,920
Extended Stay America, Inc.	6,800	114,104
Hilton Worldwide Holdings, Inc.	59,909	1,374,313
International Game Technology plc (Italian Stock Exchange)	7,300	111,909
Las Vegas Sands Corp.	42,188	1,601,878
Marriott International, Inc., Class A	24,144	1,646,621
McDonald’s Corp.	110,648	10,902,148
MGM Resorts International*	3,500	64,575
Norwegian Cruise Line Holdings Ltd.*	13,900	796,470
Panera Bread Co., Class A*	2,958	572,107
Six Flags Entertainment Corp.	8,290	379,516
Starbucks Corp.	173,136	9,841,050
Starwood Hotels & Resorts Worldwide, Inc.	19,740	1,312,315
Wyndham Worldwide Corp.	13,800	992,220
Wynn Resorts Ltd.	8,300	440,896
Yum! Brands, Inc.	49,864	3,986,627

		39,378,798

Household Durables (0.6%)
D.R. Horton, Inc.	15,600	458,016
GoPro, Inc., Class A*	10,243	319,787
Harman International Industries, Inc.	8,200	787,118
Jarden Corp.*	22,225	1,086,358
Leggett & Platt, Inc.	15,900	655,875
Lennar Corp., Class A	7,800	375,414
Lennar Corp., Class B	400	15,840
Mohawk Industries, Inc.*	5,000	908,950
Newell Rubbermaid, Inc.	15,600	619,476
NVR, Inc.*	500	762,610
Tempur Sealy International, Inc.*	7,000	500,010
Toll Brothers, Inc.*	7,000	239,680
TopBuild Corp.*	4,386	135,834
Tupperware Brands Corp.	5,400	267,246
Whirlpool Corp.	700	103,082

		7,235,296

Internet & Catalog Retail (3.4%)
Amazon.com, Inc.*	44,036	22,541,588
Expedia, Inc.	11,429	1,344,965
Groupon, Inc.*	57,090	186,113
HomeAway, Inc.*	3,419	90,740
Liberty Interactive Corp. QVC Group*	23,200	608,536
Liberty Ventures*	16,330	658,916
Netflix, Inc.*	49,658	5,127,685
Priceline Group, Inc.*	6,069	7,506,503
TripAdvisor, Inc.*	12,929	814,786

		38,879,832

Leisure Products (0.2%)
Brunswick Corp.	7,800	373,542
Hasbro, Inc.	10,449	753,791
Polaris Industries, Inc.	7,700	922,999
Vista Outdoor, Inc.*	900	39,987

		2,090,319

Media (5.4%)
AMC Networks, Inc., Class A*	6,875	503,044
Cablevision Systems Corp. - New York Group, Class A	3,300	107,151
CBS Corp. (Non-Voting), Class B	56,800	2,266,320
Charter Communications, Inc., Class A*	8,700	1,529,895
Cinemark Holdings, Inc.	13,300	432,117
Clear Channel Outdoor Holdings, Inc., Class A*	1,600	11,408
Comcast Corp., Class A	260,900	14,854,284
Discovery Communications, Inc., Class A*	16,300	424,289
Discovery Communications, Inc., Class C*	28,700	697,123
DISH Network Corp., Class A*	16,900	985,946
Interpublic Group of Cos., Inc.	47,600	910,588
Lions Gate Entertainment Corp.	10,900	401,120
Live Nation Entertainment, Inc.*	16,800	403,872
Madison Square Garden Co., Class A*	7,100	512,194
Morningstar, Inc.	2,235	179,381
Omnicom Group, Inc.	28,134	1,854,030
Regal Entertainment Group, Class A	9,486	177,293
Scripps Networks Interactive, Inc., Class A	10,532	518,069
Sirius XM Holdings, Inc.*	265,200	991,848
Starz, Class A*	9,900	369,666
Time Warner Cable, Inc.	32,600	5,847,462
Time Warner, Inc.	49,000	3,368,750
Twenty-First Century Fox, Inc., Class A	98,318	2,652,620
Twenty-First Century Fox, Inc., Class B	37,700	1,020,539
Viacom, Inc., Class A	1,200	53,124
Viacom, Inc., Class B	40,000	1,726,000
Walt Disney Co.	195,800	20,010,760

		62,808,893

Multiline Retail (0.6%)
Dillard’s, Inc., Class A	300	26,217
Dollar General Corp.	35,000	2,535,400
Dollar Tree, Inc.*	26,546	1,769,556
Macy’s, Inc.	28,400	1,457,488
Nordstrom, Inc.	16,143	1,157,615

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Sears Holdings Corp.*	100	$2,260
Target Corp.	6,101	479,905

		7,428,441

Specialty Retail (4.8%)
Aaron’s, Inc.	1,025	37,013
Advance Auto Parts, Inc.	8,492	1,609,489
AutoNation, Inc.*	8,415	489,585
AutoZone, Inc.*	3,614	2,615,922
Bed Bath & Beyond, Inc.*	19,759	1,126,658
Cabela’s, Inc.*	500	22,800
CarMax, Inc.*	24,096	1,429,375
CST Brands, Inc.	7,300	245,718
Dick’s Sporting Goods, Inc.	7,237	359,027
DSW, Inc., Class A	500	12,655
Foot Locker, Inc.	13,900	1,000,383
Gap, Inc.	27,500	783,750
GNC Holdings, Inc., Class A	9,900	400,158
Home Depot, Inc.	149,882	17,309,872
L Brands, Inc.	28,588	2,576,636
Lowe’s Cos., Inc.	109,785	7,566,382
Michaels Cos., Inc.*	7,188	166,043
Murphy USA, Inc.*	300	16,485
Office Depot, Inc.*	11,100	71,262
O’Reilly Automotive, Inc.*	11,711	2,927,750
Penske Automotive Group, Inc.	1,800	87,192
Ross Stores, Inc.	47,724	2,313,182
Sally Beauty Holdings, Inc.*	18,100	429,875
Signet Jewelers Ltd.	9,300	1,266,009
Tiffany & Co.	9,836	759,536
TJX Cos., Inc.	78,546	5,609,755
Tractor Supply Co.	15,700	1,323,824
Ulta Salon Cosmetics & Fragrance, Inc.*	7,400	1,208,790
Urban Outfitters, Inc.*	11,214	329,467
Williams-Sonoma, Inc.	10,579	807,707

		54,902,300

Textiles, Apparel & Luxury Goods (1.7%)
Carter’s, Inc.	6,100	552,904
Coach, Inc.	4,406	127,466
Fossil Group, Inc.*	3,900	217,932
Hanesbrands, Inc.	46,268	1,338,996
Kate Spade & Co.*	14,700	280,917
lululemon athletica, Inc.*	12,800	648,320
Michael Kors Holdings Ltd.*	22,900	967,296
NIKE, Inc., Class B	78,266	9,624,370
Ralph Lauren Corp.	391	46,200
Skechers USA, Inc., Class A*	4,700	630,176
Under Armour, Inc., Class A*	20,600	1,993,668
VF Corp.	39,000	2,660,190

		19,088,435

Total Consumer Discretionary		245,875,795

Consumer Staples (11.1%)
Beverages (3.8%)
Brown-Forman Corp., Class A	2,900	310,271
Brown-Forman Corp., Class B	13,536	1,311,638
Coca-Cola Co.	452,562	18,156,788
Coca-Cola Enterprises, Inc.	26,792	1,295,393
Constellation Brands, Inc., Class A	18,900	2,366,469
Dr. Pepper Snapple Group, Inc.	22,100	1,747,005
Monster Beverage Corp.*	17,286	2,336,030
PepsiCo, Inc.	170,316	16,060,799

		43,584,393

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	50,766	7,339,241
CVS Health Corp.	120,700	11,645,136
Kroger Co.	113,800	4,104,766
Rite Aid Corp.*	67,700	410,939
Sprouts Farmers Market, Inc.*	17,655	372,520
Sysco Corp.	21,336	831,464
Walgreens Boots Alliance, Inc.	15,000	1,246,500
Whole Foods Market, Inc.	37,870	1,198,585

		27,149,151

Food Products (1.7%)
Campbell Soup Co.	11,795	597,771
ConAgra Foods, Inc.	6,700	271,417
Flowers Foods, Inc.	17,800	440,372
General Mills, Inc.	68,740	3,858,376
Hain Celestial Group, Inc.*	11,800	608,880
Hershey Co.	16,769	1,540,736
Hormel Foods Corp.	15,400	974,974
Ingredion, Inc.	1,000	87,310
Kellogg Co.	25,928	1,725,508
Keurig Green Mountain, Inc.	14,939	778,920
Kraft Heinz Co.	68,333	4,822,943
McCormick & Co., Inc. (Non-Voting)	14,688	1,207,060
Mead Johnson Nutrition Co.	23,378	1,645,811
Pilgrim’s Pride Corp.	700	14,546
Tyson Foods, Inc., Class A	1,700	73,270
WhiteWave Foods Co.*	20,161	809,464

		19,457,358

Household Products (1.1%)
Church & Dwight Co., Inc.	15,068	1,264,205
Clorox Co.	11,974	1,383,356
Colgate-Palmolive Co.	91,568	5,810,906
Kimberly-Clark Corp.	33,325	3,633,758
Spectrum Brands Holdings, Inc.	2,900	265,379

		12,357,604

Personal Products (0.2%)
Coty, Inc., Class A	9,542	258,207
Estee Lauder Cos., Inc., Class A	24,174	1,950,358
Herbalife Ltd.*	7,192	391,964
Nu Skin Enterprises, Inc., Class A	1,400	57,792

		2,658,321

Tobacco (2.0%)
Altria Group, Inc.	213,578	11,618,643
Philip Morris International, Inc.	89,002	7,060,529
Reynolds American, Inc.	95,278	4,217,957

		22,897,129

Total Consumer Staples		128,103,956

Energy (0.7%)
Energy Equipment & Services (0.2%)
FMC Technologies, Inc.*	17,332	537,292
Oceaneering International, Inc.	1,900	74,632
RPC, Inc.	800	7,080
Schlumberger Ltd.	17,727	1,222,631

		1,841,635

Oil, Gas & Consumable Fuels (0.5%)
Cabot Oil & Gas Corp.	47,700	1,042,722
Continental Resources, Inc.*	3,190	92,415
CVR Energy, Inc.	600	24,630
EOG Resources, Inc.	5,400	393,120
HollyFrontier Corp.	3,300	161,172
Marathon Petroleum Corp.	4,700	217,751
Memorial Resource Development Corp.*	9,478	166,623
ONEOK, Inc.	10,800	347,760
Range Resources Corp.	1,242	39,893
Targa Resources Corp.	3,100	159,712

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Teekay Corp.	2,000	$59,280
Tesoro Corp.	900	87,516
Williams Cos., Inc.	86,427	3,184,835
World Fuel Services Corp.	1,500	53,700

		6,031,129

Total Energy		7,872,764

Financials (5.4%)
Banks (0.1%)
Signature Bank/New York*	5,400	742,824
SVB Financial Group*	3,700	427,498

		1,170,322

Capital Markets (1.2%)
Affiliated Managers Group, Inc.*	6,386	1,091,942
Ameriprise Financial, Inc.	17,400	1,898,862
Artisan Partners Asset Management, Inc., Class A	4,000	140,920
Bank of New York Mellon Corp.	13,900	544,185
BlackRock, Inc.	4,627	1,376,394
Charles Schwab Corp.	93,400	2,667,504
Eaton Vance Corp.	13,560	453,175
Federated Investors, Inc., Class B	10,730	310,097
Interactive Brokers Group, Inc., Class A	500	19,735
Invesco Ltd.	6,200	193,626
Lazard Ltd., Class A	14,524	628,889
Legg Mason, Inc.	3,600	149,796
LPL Financial Holdings, Inc.	9,510	378,213
NorthStar Asset Management Group, Inc.	22,300	320,228
SEI Investments Co.	16,075	775,297
T. Rowe Price Group, Inc.	30,036	2,087,502
TD Ameritrade Holding Corp.	26,200	834,208
Waddell & Reed Financial, Inc., Class A	9,079	315,677

		14,186,250

Consumer Finance (0.2%)
Ally Financial, Inc.*	4,100	83,558
American Express Co.	19,286	1,429,671
Credit Acceptance Corp.*	1,000	196,870
LendingClub Corp.*	7,700	101,871
Santander Consumer USA Holdings, Inc.*	524	10,700
SLM Corp.*	45,100	333,740

		2,156,410

Diversified Financial Services (0.8%)
Berkshire Hathaway, Inc., Class B*	14,000	1,825,600
CBOE Holdings, Inc.	9,630	645,981
Intercontinental Exchange, Inc.	4,575	1,075,079
Leucadia National Corp.	5,000	101,300
McGraw Hill Financial, Inc.	31,582	2,731,843
Moody’s Corp.	20,502	2,013,296
MSCI, Inc.	12,991	772,445

		9,165,544

Insurance (0.5%)
AmTrust Financial Services, Inc.	200	12,596
Aon plc	32,500	2,879,825
Arthur J. Gallagher & Co.	10,700	441,696
Erie Indemnity Co., Class A	2,843	235,799
Markel Corp.*	200	160,372
Marsh & McLennan Cos., Inc.	37,100	1,937,362

		5,667,650

Real Estate Investment Trusts (REITs) (2.4%)
American Tower Corp. (REIT)	48,820	4,295,184
Boston Properties, Inc. (REIT)	16,200	1,918,080
Columbia Property Trust, Inc. (REIT)	1,700	39,440
Crown Castle International Corp. (REIT)	38,542	3,039,808
Digital Realty Trust, Inc. (REIT)	9,000	587,880
Empire State Realty Trust, Inc. (REIT), Class A	6,000	102,180
Equinix, Inc. (REIT)	6,574	1,797,332
Equity LifeStyle Properties, Inc. (REIT)	9,700	568,129
Extra Space Storage, Inc. (REIT)	13,400	1,033,944
Federal Realty Investment Trust (REIT)	7,981	1,089,007
Gaming and Leisure Properties, Inc. (REIT)	1,300	38,610
Healthcare Trust of America, Inc. (REIT), Class A	1,350	33,088
Iron Mountain, Inc. (REIT)	9,476	293,945
Lamar Advertising Co. (REIT), Class A	9,300	485,274
Omega Healthcare Investors, Inc. (REIT)	5,700	200,355
Plum Creek Timber Co., Inc. (REIT)	8,239	325,523
Post Properties, Inc. (REIT)	2,100	122,409
Public Storage (REIT)	15,262	3,229,897
Simon Property Group, Inc. (REIT)	35,961	6,606,755
Tanger Factory Outlet Centers, Inc. (REIT)	11,000	362,670
Taubman Centers, Inc. (REIT)	2,600	179,608
Welltower, Inc. (REIT)	18,200	1,232,504
Weyerhaeuser Co. (REIT)	5,100	139,434

		27,721,056

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	32,943	1,054,176
Howard Hughes Corp.*	1,900	218,006
Jones Lang LaSalle, Inc.	3,800	546,326
Realogy Holdings Corp.*	6,110	229,919

		2,048,427

Total Financials		62,115,659

Health Care (16.6%)
Biotechnology (5.9%)
Agios Pharmaceuticals, Inc.*	3,000	211,770
Alexion Pharmaceuticals, Inc.*	24,890	3,892,547
Alkermes plc*	14,200	833,114
Alnylam Pharmaceuticals, Inc.*	7,000	562,520
Amgen, Inc.	87,800	12,144,496
Baxalta, Inc.	39,856	1,255,863
Biogen, Inc.*	27,200	7,937,232
BioMarin Pharmaceutical, Inc.*	18,549	1,953,581
Bluebird Bio, Inc.*	3,800	325,090
Celgene Corp.*	91,594	9,907,723
Gilead Sciences, Inc.	169,574	16,650,471
Incyte Corp.*	18,100	1,996,973
Intercept Pharmaceuticals, Inc.*	1,900	315,134
Intrexon Corp.*	5,300	168,540
Isis Pharmaceuticals, Inc.*	13,800	557,796
Juno Therapeutics, Inc.*	1,300	52,897
Medivation, Inc.*	18,200	773,500
OPKO Health, Inc.*	27,000	227,070
Puma Biotechnology, Inc.*	2,900	218,544
Regeneron Pharmaceuticals, Inc.*	9,100	4,232,774
Seattle Genetics, Inc.*	10,900	420,304
United Therapeutics Corp.*	5,352	702,396
Vertex Pharmaceuticals, Inc.*	28,107	2,927,063

		68,267,398

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (1.7%)
Alere, Inc.*	6,300	$303,345
Align Technology, Inc.*	9,300	527,868
Baxter International, Inc.	39,856	1,309,270
Becton, Dickinson and Co.	24,192	3,209,311
Boston Scientific Corp.*	12,000	196,920
C.R. Bard, Inc.	8,624	1,606,737
Cooper Cos., Inc.	3,800	565,668
DENTSPLY International, Inc.	4,132	208,955
DexCom, Inc.*	9,100	781,326
Edwards Lifesciences Corp.*	12,446	1,769,448
Hill-Rom Holdings, Inc.	6,000	311,940
Hologic, Inc.*	28,300	1,107,379
IDEXX Laboratories, Inc.*	10,794	801,454
Intuitive Surgical, Inc.*	4,321	1,985,845
ResMed, Inc.	16,232	827,183
Sirona Dental Systems, Inc.*	6,400	597,376
St. Jude Medical, Inc.	18,254	1,151,645
Stryker Corp.	19,791	1,862,333
Varian Medical Systems, Inc.*	11,490	847,732
Zimmer Biomet Holdings, Inc.	1,200	112,716

		20,084,451

Health Care Providers & Services (3.7%)
Acadia Healthcare Co., Inc.*	6,000	397,620
Aetna, Inc.	9,900	1,083,159
AmerisourceBergen Corp.	25,408	2,413,506
Anthem, Inc.	6,100	854,000
Brookdale Senior Living, Inc.*	4,500	103,320
Cardinal Health, Inc.	34,500	2,650,290
Centene Corp.*	13,700	742,951
Cigna Corp.	29,700	4,010,094
DaVita HealthCare Partners, Inc.*	5,896	426,458
Envision Healthcare Holdings, Inc.*	21,367	786,092
Express Scripts Holding Co.*	66,239	5,362,709
HCA Holdings, Inc.*	2,900	224,344
Health Net, Inc.*	1,400	84,308
Henry Schein, Inc.*	9,652	1,281,013
Humana, Inc.	16,000	2,864,000
Laboratory Corp. of America Holdings*	3,839	416,416
LifePoint Health, Inc.*	500	35,450
McKesson Corp.	26,771	4,953,438
MEDNAX, Inc.*	6,200	476,098
Patterson Cos., Inc.	5,374	232,426
Premier, Inc., Class A*	4,303	147,894
Tenet Healthcare Corp.*	11,428	421,922
UnitedHealth Group, Inc.	104,400	12,111,444
Universal Health Services, Inc., Class B	1,916	239,136
VCA, Inc.*	8,900	468,585

		42,786,673

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	6,400	79,360
athenahealth, Inc.*	4,500	600,075
Cerner Corp.*	34,540	2,071,018
IMS Health Holdings, Inc.*	15,400	448,140
Inovalon Holdings, Inc., Class A*	2,900	60,407
Veeva Systems, Inc., Class A*	8,145	190,675

		3,449,675

Life Sciences Tools & Services (0.7%)
Bio-Techne Corp.	1,754	162,175
Bruker Corp.*	12,800	210,304
Charles River Laboratories International, Inc.*	5,427	344,723
Illumina, Inc.*	16,691	2,934,611
Mettler-Toledo International, Inc.*	3,247	924,551
PerkinElmer, Inc.	2,000	91,920
Quintiles Transnational Holdings, Inc.*	8,600	598,302
Thermo Fisher Scientific, Inc.	15,500	1,895,340
VWR Corp.*	1,687	43,339
Waters Corp.*	9,542	1,127,960

		8,333,225

Pharmaceuticals (4.3%)
AbbVie, Inc.	193,165	10,510,108
Akorn, Inc.*	9,000	256,545
Allergan plc*	20,546	5,584,608
Bristol-Myers Squibb Co.	192,400	11,390,080
Eli Lilly & Co.	112,900	9,448,601
Endo International plc*	7,400	512,672
Jazz Pharmaceuticals plc*	7,100	942,951
Johnson & Johnson	41,314	3,856,662
Mallinckrodt plc*	5,327	340,608
Merck & Co., Inc.	37,100	1,832,369
Mylan N.V.*	41,123	1,655,612
Perrigo Co. plc	3,184	500,748
Zoetis, Inc.	57,650	2,374,027

		49,205,591

Total Health Care		192,127,013

Industrials (11.0%)
Aerospace & Defense (2.9%)
B/E Aerospace, Inc.	12,200	535,580
Boeing Co.	79,792	10,448,762
BWX Technologies, Inc.	2,400	63,264
General Dynamics Corp.	10,300	1,420,885
Hexcel Corp.	11,100	497,946
Honeywell International, Inc.	90,191	8,540,186
Huntington Ingalls Industries, Inc.	5,600	600,040
Lockheed Martin Corp.	22,531	4,670,902
Northrop Grumman Corp.	6,800	1,128,460
Precision Castparts Corp.	3,027	695,332
Rockwell Collins, Inc.	15,270	1,249,697
Spirit AeroSystems Holdings, Inc., Class A*	15,047	727,372
Textron, Inc.	7,200	271,008
TransDigm Group, Inc.*	6,153	1,306,959
United Technologies Corp.	9,482	843,803

		33,000,196

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	16,758	1,135,857
Expeditors International of Washington, Inc.	21,976	1,033,971
FedEx Corp.	11,900	1,713,362
United Parcel Service, Inc., Class B	80,959	7,989,844

		11,873,034

Airlines (1.3%)
Alaska Air Group, Inc.	14,900	1,183,805
American Airlines Group, Inc.	79,912	3,102,983
Delta Air Lines, Inc.	94,189	4,226,260
JetBlue Airways Corp.*	13,400	345,318
Southwest Airlines Co.	77,045	2,930,792
Spirit Airlines, Inc.*	8,400	397,320
United Continental Holdings, Inc.*	44,087	2,338,815

		14,525,293

Building Products (0.3%)
A.O. Smith Corp.	8,500	554,115
Allegion plc	10,966	632,300
Armstrong World Industries, Inc.*	2,831	135,152

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Fortune Brands Home & Security, Inc.	6,400	$303,808
Lennox International, Inc.	4,668	529,024
Masco Corp.	40,175	1,011,606
USG Corp.*	10,500	279,510

		3,445,515

Commercial Services & Supplies (0.5%)
Cintas Corp.	11,000	943,250
Clean Harbors, Inc.*	4,500	197,865
Copart, Inc.*	14,554	478,827
Covanta Holding Corp.	13,200	230,340
KAR Auction Services, Inc.	5,400	191,700
Pitney Bowes, Inc.	9,000	178,650
R.R. Donnelley & Sons Co.	12,600	183,456
Rollins, Inc.	10,900	292,883
Stericycle, Inc.*	9,871	1,375,129
Tyco International plc	42,400	1,418,704
Waste Management, Inc.	4,400	219,164

		5,709,968

Construction & Engineering (0.0%)
AECOM*	2,200	60,522
Quanta Services, Inc.*	4,600	111,366

		171,888

Electrical Equipment (0.6%)
Acuity Brands, Inc.	5,000	877,900
AMETEK, Inc.	27,823	1,455,699
Babcock & Wilcox Enterprises, Inc.*	1,200	20,160
Emerson Electric Co.	53,071	2,344,146
Hubbell, Inc., Class B	900	76,455
Regal Beloit Corp.	300	16,935
Rockwell Automation, Inc.	15,512	1,574,003
SolarCity Corp.*	6,800	290,428

		6,655,726

Industrial Conglomerates (1.1%)
3M Co.	73,196	10,376,997
Carlisle Cos., Inc.	1,600	139,808
Danaher Corp.	13,238	1,128,010
Roper Technologies, Inc.	4,473	700,919

		12,345,734

Machinery (1.3%)
Allison Transmission Holdings, Inc.	11,200	298,928
Caterpillar, Inc.	12,095	790,529
Cummins, Inc.	15,586	1,692,328
Deere & Co.	6,947	514,078
Donaldson Co., Inc.	14,180	398,174
Flowserve Corp.	7,169	294,933
Graco, Inc.	6,716	450,173
IDEX Corp.	8,176	582,949
Illinois Tool Works, Inc.	34,500	2,839,695
Ingersoll-Rand plc	2,100	106,617
Lincoln Electric Holdings, Inc.	8,000	419,440
Middleby Corp.*	6,600	694,254
Nordson Corp.	7,000	440,580
PACCAR, Inc.	36,991	1,929,820
Parker-Hannifin Corp.	7,300	710,290
Snap-on, Inc.	6,700	1,011,298
Stanley Black & Decker, Inc.	1,600	155,168
Toro Co.	6,426	453,290
Valmont Industries, Inc.	168	15,942
WABCO Holdings, Inc.*	6,347	665,356
Wabtec Corp.	11,134	980,349

		15,444,191

Professional Services (0.5%)
Dun & Bradstreet Corp.	1,240	130,200
Equifax, Inc.	13,700	1,331,366
IHS, Inc., Class A*	6,817	790,772
Nielsen Holdings plc	29,191	1,298,123
Robert Half International, Inc.	15,505	793,236
Towers Watson & Co., Class A	1,400	164,332
Verisk Analytics, Inc., Class A*	19,491	1,440,580

		5,948,609

Road & Rail (1.1%)
AMERCO	400	157,388
Avis Budget Group, Inc.*	12,200	532,896
CSX Corp.	29,400	790,860
Genesee & Wyoming, Inc., Class A*	2,400	141,792
Hertz Global Holdings, Inc.*	46,800	782,964
J.B. Hunt Transport Services, Inc.	10,570	754,698
Landstar System, Inc.	5,066	321,539
Old Dominion Freight Line, Inc.*	8,000	488,000
Union Pacific Corp.	101,048	8,933,654

		12,903,791

Trading Companies & Distributors (0.4%)
Air Lease Corp.	600	18,552
Fastenal Co.	33,908	1,241,372
HD Supply Holdings, Inc.*	19,601	560,981
MSC Industrial Direct Co., Inc., Class A	1,677	102,347
United Rentals, Inc.*	11,200	672,560
W.W. Grainger, Inc.	7,746	1,665,467
Watsco, Inc.	3,000	355,440

		4,616,719

Total Industrials		126,640,664

Information Technology (27.5%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	3,870	236,805
ARRIS Group, Inc.*	2,600	67,522
CommScope Holding Co., Inc.*	5,305	159,309
F5 Networks, Inc.*	8,340	965,772
Harris Corp.	2,339	171,098
Juniper Networks, Inc.	8,000	205,680
Motorola Solutions, Inc.	24,300	1,661,634
Palo Alto Networks, Inc.*	8,366	1,438,952
QUALCOMM, Inc.	28,539	1,533,401

		6,440,173

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	35,564	1,812,341
CDW Corp.	15,174	620,010
Cognex Corp.	10,000	343,700
FLIR Systems, Inc.	10,106	282,867
Ingram Micro, Inc., Class A	1,000	27,240
IPG Photonics Corp.*	4,000	303,880
Jabil Circuit, Inc.	4,100	91,717
Keysight Technologies, Inc.*	16,323	503,401
National Instruments Corp.	2,770	76,978
Trimble Navigation Ltd.*	1,568	25,747
Zebra Technologies Corp., Class A*	6,007	459,836

		4,547,717

Internet Software & Services (6.6%)
Akamai Technologies, Inc.*	20,623	1,424,224
CoStar Group, Inc.*	3,800	657,628
eBay, Inc.*	140,976	3,445,454
Facebook, Inc., Class A*	249,800	22,457,020
GoDaddy, Inc., Class A*	2,700	68,067
Google, Inc., Class A*	33,292	21,252,614
Google, Inc., Class C*	33,979	20,673,503
IAC/InterActiveCorp	8,500	554,795
LinkedIn Corp., Class A*	12,700	2,414,651

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Pandora Media, Inc.*	24,383	$520,333
Rackspace Hosting, Inc.*	14,200	350,456
Twitter, Inc.*	65,143	1,754,952
VeriSign, Inc.*	11,941	842,557
Yelp, Inc.*	7,400	160,284
Zillow Group, Inc., Class A*	3,000	86,190
Zillow Group, Inc., Class C*	6,000	162,000

		76,824,728

IT Services (6.1%)
Accenture plc, Class A	72,500	7,123,850
Alliance Data Systems Corp.*	7,240	1,875,015
Automatic Data Processing, Inc.	43,500	3,495,660
Black Knight Financial Services, Inc., Class A*	2,000	65,100
Booz Allen Hamilton Holding Corp.	10,800	283,068
Broadridge Financial Solutions, Inc.	13,787	763,110
Cognizant Technology Solutions Corp., Class A*	70,414	4,408,621
CoreLogic, Inc.*	4,600	171,258
DST Systems, Inc.	3,289	345,806
Fidelity National Information Services, Inc.	14,100	945,828
Fiserv, Inc.*	27,358	2,369,476
FleetCor Technologies, Inc.*	10,624	1,462,075
Gartner, Inc.*	9,600	805,728
Genpact Ltd.*	18,354	433,338
Global Payments, Inc.	7,656	878,373
International Business Machines Corp.	58,216	8,439,574
Jack Henry & Associates, Inc.	9,400	654,334
Leidos Holdings, Inc.	600	24,786
MasterCard, Inc., Class A	115,420	10,401,650
Paychex, Inc.	32,580	1,551,785
PayPal Holdings, Inc.*	140,976	4,375,895
Sabre Corp.	13,100	356,058
Teradata Corp.*	12,151	351,893
Total System Services, Inc.	19,000	863,170
Vantiv, Inc., Class A*	16,500	741,180
VeriFone Systems, Inc.*	13,100	363,263
Visa, Inc., Class A	225,908	15,736,751
Western Union Co.	59,555	1,093,430
WEX, Inc.*	4,500	390,780

		70,770,855

Semiconductors & Semiconductor Equipment (2.0%)
Altera Corp.	10,756	538,661
Analog Devices, Inc.	33,099	1,867,115
Applied Materials, Inc.	84,100	1,235,429
Atmel Corp.	48,100	388,167
Avago Technologies Ltd.	29,600	3,700,296
Broadcom Corp., Class A	4,600	236,578
Freescale Semiconductor Ltd.*	11,600	424,328
Intel Corp.	38,300	1,154,362
KLA-Tencor Corp.	18,400	920,000
Lam Research Corp.	12,998	849,159
Linear Technology Corp.	27,615	1,114,265
Maxim Integrated Products, Inc.	11,278	376,685
Microchip Technology, Inc.	23,317	1,004,730
Micron Technology, Inc.*	9,800	146,804
ON Semiconductor Corp.*	45,700	429,580
Qorvo, Inc.*	17,200	774,860
Skyworks Solutions, Inc.	22,100	1,861,041
SunEdison, Inc.*	28,900	207,502
SunPower Corp.*	400	8,016
Texas Instruments, Inc.	120,031	5,943,935
Xilinx, Inc.	6,863	290,991

		23,472,504

Software (5.3%)
Adobe Systems, Inc.*	57,734	4,746,889
ANSYS, Inc.*	1,912	168,524
Autodesk, Inc.*	19,480	859,847
Cadence Design Systems, Inc.*	33,700	696,916
CDK Global, Inc.	18,433	880,729
Citrix Systems, Inc.*	18,429	1,276,761
Electronic Arts, Inc.*	36,300	2,459,325
FactSet Research Systems, Inc.	4,869	778,115
FireEye, Inc.*	15,895	505,779
Fortinet, Inc.*	16,400	696,672
Intuit, Inc.	31,829	2,824,824
King Digital Entertainment plc	9,200	124,568
Microsoft Corp.#	529,349	23,428,987
NetSuite, Inc.*	4,600	385,940
Oracle Corp.	219,332	7,922,272
PTC, Inc.*	13,200	418,968
Red Hat, Inc.*	21,151	1,520,334
salesforce.com, Inc.*	75,684	5,254,740
ServiceNow, Inc.*	17,689	1,228,501
SolarWinds, Inc.*	7,600	298,224
Solera Holdings, Inc.	7,700	415,800
Splunk, Inc.*	14,400	797,040
SS&C Technologies Holdings, Inc.	7,400	518,296
Synopsys, Inc.*	1,300	60,034
Tableau Software, Inc., Class A*	5,700	454,746
Ultimate Software Group, Inc.*	3,300	590,733
VMware, Inc., Class A*	9,466	745,826
Workday, Inc., Class A*	12,260	844,223

		60,903,613

Technology Hardware, Storage & Peripherals (6.5%)
3D Systems Corp.*	4,700	54,285
Apple, Inc.	668,903	73,780,001
EMC Corp.	18,352	443,384
NetApp, Inc.	10,726	317,490

		74,595,160

Total Information Technology		317,554,750

Materials (3.4%)
Chemicals (2.8%)
Air Products and Chemicals, Inc.	20,400	2,602,632
Airgas, Inc.	1,800	160,794
Ashland, Inc.	700	70,434
Axalta Coating Systems Ltd.*	11,599	293,919
Celanese Corp.	1,192	70,531
CF Industries Holdings, Inc.	27,100	1,216,790
Chermours Co.	9,604	62,138
Cytec Industries, Inc.	800	59,080
Dow Chemical Co.	17,400	737,760
E.I. du Pont de Nemours & Co.	48,221	2,324,252
Eastman Chemical Co.	4,288	277,519
Ecolab, Inc.	30,441	3,339,987
FMC Corp.	11,158	378,368
Huntsman Corp.	14,900	144,381
International Flavors & Fragrances, Inc.	9,366	967,133
LyondellBasell Industries N.V., Class A	44,400	3,701,184
Monsanto Co.	54,992	4,693,017
NewMarket Corp.	1,000	357,000
Platform Specialty Products Corp.*	2,200	27,830
PPG Industries, Inc.	31,400	2,753,466
Praxair, Inc.	27,768	2,828,449

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
RPM International, Inc.	15,300	$640,917
Scotts Miracle-Gro Co., Class A	4,593	279,346
Sherwin-Williams Co.	9,371	2,087,671
Sigma-Aldrich Corp.	5,424	753,502
Valspar Corp.	9,400	675,672
W.R. Grace & Co.*	8,400	781,620

		32,285,392

Construction Materials (0.1%)
Eagle Materials, Inc.	5,800	396,836
Martin Marietta Materials, Inc.	1,136	172,615
Vulcan Materials Co.	2,000	178,400

		747,851

Containers & Packaging (0.4%)
AptarGroup, Inc.	1,300	85,748
Avery Dennison Corp.	9,700	548,729
Ball Corp.	15,924	990,473
Bemis Co., Inc.	1,200	47,484
Crown Holdings, Inc.*	7,003	320,387
Graphic Packaging Holding Co.	21,900	280,101
Owens-Illinois, Inc.*	1,100	22,792
Packaging Corp. of America	11,300	679,808
Sealed Air Corp.	24,200	1,134,496
Silgan Holdings, Inc.	4,600	239,384
WestRock Co.	2,800	144,032

		4,493,434

Metals & Mining (0.0%)
Compass Minerals International, Inc.	3,919	307,132
Royal Gold, Inc.	400	18,792
Southern Copper Corp.	4,229	112,999
Steel Dynamics, Inc.	3,000	51,540
Tahoe Resources, Inc.	2,300	17,802

		508,265

Paper & Forest Products (0.1%)
International Paper Co.	46,100	1,742,119

Total Materials		39,777,061

Telecommunication Services (2.0%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	103,747	3,380,077
Level 3 Communications, Inc.*	3,943	172,270
Verizon Communications, Inc.	436,800	19,005,168
Zayo Group Holdings, Inc.*	14,241	361,152

		22,918,667

Wireless Telecommunication Services (0.0%)
SBA Communications Corp., Class A*	7,418	776,961

Total Telecommunication Services		23,695,628

Utilities (0.0%)
Electric Utilities (0.0%)
ITC Holdings Corp.	6,599	220,011

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	4,900	71,540
TerraForm Power, Inc., Class A*	300	4,266

		75,806

Multi-Utilities (0.0%)
Dominion Resources, Inc.	3,400	239,292

Total Utilities		535,109

Total Common Stocks (99.0%) (Cost $611,934,759)		1,144,298,399

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	8,231,133	8,231,133

Total Short-Term Investment (0.7%) (Cost $8,231,133)		8,231,133

Total Investments (99.7%) (Cost $620,165,892)		1,152,529,532
Other Assets Less Liabilities (0.3%)		3,058,801

Net Assets (100%)		$1,155,588,333

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,806,360.

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	105	December-15	$10,239,437	$10,020,675	$(218,762)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$245,361,341	$514,454	$—	$245,875,795
Consumer Staples	128,103,956	—	—	128,103,956
Energy	7,872,764	—	—	7,872,764
Financials	62,115,659	—	—	62,115,659
Health Care	192,127,013	—	—	192,127,013
Industrials	126,640,664	—	—	126,640,664
Information Technology	317,554,750	—	—	317,554,750
Materials	39,777,061	—	—	39,777,061
Telecommunication Services	23,695,628	—	—	23,695,628
Utilities	535,109	—	—	535,109
Short-Term Investments	8,231,133	—	—	8,231,133

Total Assets	$1,152,015,078	$514,454	$—	$1,152,529,532

Liabilities:
Futures	$(218,762)	$—	$—	$(218,762)

Total Liabilities	$(218,762)	$—	$—	$(218,762)

Total	$1,151,796,316	$514,454	$—	$1,152,310,770

(a)	A security with a market value of $2,260 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$552,667,353
Aggregate gross unrealized depreciation	(21,172,870)

Net unrealized appreciation	$531,494,483

Federal income tax cost of investments	$621,035,049

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.3%)
Auto Components (0.4%)
Gentex Corp.	7,600	$117,800
Goodyear Tire & Rubber Co.	15,100	442,883
Johnson Controls, Inc.	28,686	1,186,453
Lear Corp.	940	102,253

		1,849,389

Automobiles (1.1%)
Ford Motor Co.	216,900	2,943,333
General Motors Co.	89,600	2,689,792
Harley-Davidson, Inc.	5,300	290,970

		5,924,095

Distributors (0.0%)
Genuine Parts Co.	600	49,734

Diversified Consumer Services (0.0%)
Graham Holdings Co., Class B	214	123,478
H&R Block, Inc.	1,000	36,200

		159,678

Hotels, Restaurants & Leisure (0.6%)
Aramark	900	26,676
Carnival Corp.	23,788	1,182,264
Darden Restaurants, Inc.	5,700	390,678
Hyatt Hotels Corp., Class A*	1,925	90,668
International Game Technology plc (Italian Stock Exchange)	1,700	26,061
MGM Resorts International*	23,216	428,335
Norwegian Cruise Line Holdings Ltd.*	600	34,380
Royal Caribbean Cruises Ltd.	9,594	854,729
Wendy’s Co.	9,174	79,355
Wynn Resorts Ltd.	500	26,560

		3,139,706

Household Durables (0.5%)
D.R. Horton, Inc.	10,827	317,881
Garmin Ltd.	6,685	239,858
Lennar Corp., Class A	5,900	283,967
Mohawk Industries, Inc.*	1,027	186,698
Newell Rubbermaid, Inc.	7,435	295,244
PulteGroup, Inc.	20,400	384,948
Toll Brothers, Inc.*	6,375	218,280
Whirlpool Corp.	4,116	606,122

		2,532,998

Internet & Catalog Retail (0.1%)
HomeAway, Inc.*	3,600	95,544
Liberty Interactive Corp. QVC Group*	15,189	398,407

		493,951

Leisure Products (0.1%)
Brunswick Corp.	1,400	67,046
Hasbro, Inc.	900	64,926
Mattel, Inc.	19,000	400,140
Vista Outdoor, Inc.*	3,104	137,911

		670,023

Media (1.2%)
Cable One, Inc.*	214	89,756
Cablevision Systems Corp. - New York Group, Class A	9,700	314,959
Clear Channel Outdoor Holdings, Inc., Class A*	2,500	17,825
Comcast Corp., Class A	13,600	774,324
Discovery Communications, Inc., Class A*	800	20,824
Discovery Communications, Inc., Class C*	1,400	34,006
DISH Network Corp., Class A*	4,000	233,360
Gannett Co., Inc.	6,386	94,066
John Wiley & Sons, Inc., Class A	2,800	140,084
Liberty Broadband Corp.*	4,668	239,218
Liberty Media Corp.*	16,558	577,249
News Corp., Class A	21,505	271,393
News Corp., Class B	6,800	87,176
TEGNA, Inc.	13,173	294,943
Thomson Reuters Corp.	18,443	742,515
Time Warner, Inc.	22,445	1,543,094
Tribune Media Co., Class A	4,500	160,200
Twenty-First Century Fox, Inc., Class A	22,820	615,684
Twenty-First Century Fox, Inc., Class B	8,800	238,216

		6,488,892

Multiline Retail (0.7%)
Dillard’s, Inc., Class A	1,200	104,868
J.C. Penney Co., Inc.*	15,859	147,330
Kohl’s Corp.	11,541	534,464
Macy’s, Inc.	5,390	276,615
Sears Holdings Corp.*	302	6,825
Target Corp.	32,500	2,556,450

		3,626,552

Specialty Retail (0.4%)
Aaron’s, Inc.	3,267	117,971
Best Buy Co., Inc.	17,000	631,040
Cabela’s, Inc.*	2,500	114,000
CST Brands, Inc.	665	22,384
Dick’s Sporting Goods, Inc.	1,600	79,376
DSW, Inc., Class A	4,200	106,302
Foot Locker, Inc.	1,091	78,519
GameStop Corp., Class A	5,692	234,567
Murphy USA, Inc.*	2,346	128,913
Office Depot, Inc.*	25,300	162,426
Penske Automotive Group, Inc.	1,300	62,972
Staples, Inc.	35,900	421,107
Tiffany & Co.	1,600	123,552

		2,283,129

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	13,300	384,769
Fossil Group, Inc.*	400	22,352
PVH Corp.	4,600	468,924
Ralph Lauren Corp.	3,200	378,112

		1,254,157

Total Consumer Discretionary		28,472,304

Consumer Staples (6.9%)
Beverages (0.1%)
Brown-Forman Corp., Class B	500	48,450
Molson Coors Brewing Co., Class B	7,549	626,718

		675,168

Food & Staples Retailing (2.0%)
CVS Health Corp.	4,575	441,396
Rite Aid Corp.*	22,500	136,575
Sysco Corp.	22,900	892,413
Walgreens Boots Alliance, Inc.	40,598	3,373,694
Wal-Mart Stores, Inc.	88,182	5,717,721
Whole Foods Market, Inc.	1,700	53,805

		10,615,604

Food Products (1.7%)
Archer-Daniels-Midland Co.	34,816	1,443,123
Bunge Ltd.	8,011	587,206
Campbell Soup Co.	4,034	204,443
ConAgra Foods, Inc.	20,735	839,975
Flowers Foods, Inc.	1,100	27,214
Ingredion, Inc.	3,529	308,117

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
J.M. Smucker Co.	6,719	$766,571
Kellogg Co.	1,415	94,168
Mondelez International, Inc., Class A	90,462	3,787,644
Pilgrim’s Pride Corp.	3,100	64,418
Pinnacle Foods, Inc.	6,500	272,220
Tyson Foods, Inc., Class A	15,824	682,015

		9,077,114

Household Products (2.3%)
Clorox Co.	1,404	162,204
Colgate-Palmolive Co.	6,200	393,452
Energizer Holdings, Inc.	3,594	139,124
Kimberly-Clark Corp.	4,205	458,513
Procter & Gamble Co.	151,171	10,875,242

		12,028,535

Personal Products (0.1%)
Avon Products, Inc.	24,400	79,300
Edgewell Personal Care Co.	3,594	293,270
Herbalife Ltd.*	600	32,700
Nu Skin Enterprises, Inc., Class A	2,600	107,328

		512,598

Tobacco (0.7%)
Altria Group, Inc.	6,500	353,600
Philip Morris International, Inc.	43,200	3,427,056

		3,780,656

Total Consumer Staples		36,689,675

Energy (12.7%)
Energy Equipment & Services (2.0%)
Baker Hughes, Inc.	24,349	1,267,122
Cameron International Corp.*	10,708	656,615
Diamond Offshore Drilling, Inc.	3,725	64,442
Dril-Quip, Inc.*	2,200	128,084
Ensco plc, Class A	13,100	184,448
FMC Technologies, Inc.*	4,500	139,500
Frank’s International N.V.	2,400	36,792
Halliburton Co.	47,700	1,686,195
Helmerich & Payne, Inc.	5,456	257,851
Nabors Industries Ltd.	18,553	175,326
National Oilwell Varco, Inc.	21,749	818,850
Noble Corp. plc	13,600	148,376
Oceaneering International, Inc.	4,600	180,688
Patterson-UTI Energy, Inc.	8,257	108,497
Rowan Cos., plc, Class A	6,728	108,657
RPC, Inc.	2,800	24,780
Schlumberger Ltd.	62,100	4,283,037
Seadrill Ltd.*	21,000	123,900
Superior Energy Services, Inc.	8,100	102,303
Weatherford International plc*	43,500	368,880

		10,864,343

Oil, Gas & Consumable Fuels (10.7%)
Anadarko Petroleum Corp.	28,486	1,720,270
Antero Resources Corp.*	3,900	82,524
Apache Corp.	21,158	828,547
California Resources Corp.	18,124	47,122
Cheniere Energy, Inc.*	13,300	642,390
Chesapeake Energy Corp.	32,897	241,135
Chevron Corp.	104,907	8,275,064
Cimarex Energy Co.	5,300	543,144
Cobalt International Energy, Inc.*	20,546	145,466
Columbia Pipeline Group, Inc.	17,272	315,905
Concho Resources, Inc.*	6,700	658,610
ConocoPhillips Co.	68,570	3,288,617
CONSOL Energy, Inc.	13,400	131,320
Continental Resources, Inc.*	3,200	92,704
CVR Energy, Inc.	500	20,525
Denbury Resources, Inc.	20,184	49,249
Devon Energy Corp.	23,135	858,077
Diamondback Energy, Inc.*	3,500	226,100
Energen Corp.	4,140	206,420
EOG Resources, Inc.	28,100	2,045,680
EP Energy Corp., Class A*	1,900	9,785
EQT Corp.	8,505	550,869
Exxon Mobil Corp.	232,999	17,323,476
Golar LNG Ltd.	5,000	139,400
Gulfport Energy Corp.*	5,400	160,272
Hess Corp.	14,118	706,747
HollyFrontier Corp.	9,500	463,980
Kinder Morgan, Inc.	99,200	2,745,856
Kosmos Energy Ltd.*	8,800	49,104
Laredo Petroleum, Inc.*	6,900	65,067
Marathon Oil Corp.	37,848	582,859
Marathon Petroleum Corp.	28,148	1,304,097
Murphy Oil Corp.	9,987	241,685
Newfield Exploration Co.*	9,170	301,693
Noble Energy, Inc.	23,958	723,052
Occidental Petroleum Corp.	42,710	2,825,267
ONEOK, Inc.	6,400	206,080
PBF Energy, Inc., Class A	4,800	135,504
Phillips 66	30,335	2,330,941
Pioneer Natural Resources Co.	8,400	1,021,776
QEP Resources, Inc.	9,154	114,700
Range Resources Corp.	8,900	285,868
Rice Energy, Inc.*	4,100	66,256
SM Energy Co.	3,800	121,752
Southwestern Energy Co.*	21,600	274,104
Spectra Energy Corp.	37,707	990,563
Targa Resources Corp.	1,600	82,432
Teekay Corp.	1,333	39,510
Tesoro Corp.	6,652	646,840
Valero Energy Corp.	28,486	1,712,009
Whiting Petroleum Corp.*	11,400	174,078
World Fuel Services Corp.	3,500	125,300
WPX Energy, Inc.*	11,901	78,785

		57,018,576

Total Energy		67,882,919

Financials (29.9%)
Banks (11.5%)
Associated Banc-Corp	8,002	143,796
Bank of America Corp.	585,172	9,116,980
Bank of Hawaii Corp.	2,524	160,249
BankUnited, Inc.	5,700	203,775
BB&T Corp.	43,533	1,549,775
BOK Financial Corp.	1,396	90,335
CIT Group, Inc.	9,712	388,771
Citigroup, Inc.	169,342	8,401,057
Citizens Financial Group, Inc.	17,500	417,550
City National Corp./California	2,687	236,617
Comerica, Inc.	9,705	398,875
Commerce Bancshares, Inc./Missouri	4,702	214,223
Cullen/Frost Bankers, Inc.	3,147	200,086
East West Bancorp, Inc.	8,134	312,508
Fifth Third Bancorp	45,388	858,287
First Horizon National Corp.	12,884	182,695
First Niagara Financial Group, Inc.	19,958	203,771
First Republic Bank/California	8,000	502,160
Huntington Bancshares, Inc./Ohio	45,325	480,445
JPMorgan Chase & Co.	206,804	12,608,840
KeyCorp	47,612	619,432
M&T Bank Corp.	7,444	907,796

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
PacWest Bancorp	5,700	$244,017
People’s United Financial, Inc.	17,210	270,713
PNC Financial Services Group, Inc.	28,789	2,567,979
Popular, Inc.	5,732	173,278
Regions Financial Corp.	75,168	677,264
Signature Bank/New York*	200	27,512
SunTrust Banks, Inc./Georgia	28,974	1,107,966
SVB Financial Group*	1,100	127,094
Synovus Financial Corp.	7,791	230,614
TCF Financial Corp.	9,749	147,795
U.S. Bancorp	93,150	3,820,081
Wells Fargo & Co.	259,534	13,327,071
Zions Bancorp	11,568	318,583

		61,237,990

Capital Markets (3.0%)
Ameriprise Financial, Inc.	1,710	186,612
Bank of New York Mellon Corp.	56,099	2,196,276
BlackRock, Inc.	4,764	1,417,147
Charles Schwab Corp.	18,800	536,928
E*TRADE Financial Corp.*	15,722	413,960
Franklin Resources, Inc.	21,800	812,268
Goldman Sachs Group, Inc.	24,027	4,174,932
Interactive Brokers Group, Inc., Class A	2,719	107,319
Invesco Ltd.	21,031	656,798
Legg Mason, Inc.	3,526	146,717
Morgan Stanley	85,167	2,682,760
Northern Trust Corp.	13,081	891,601
Raymond James Financial, Inc.	7,292	361,902
State Street Corp.	23,128	1,554,433
TD Ameritrade Holding Corp.	1,900	60,496

		16,200,149

Consumer Finance (1.4%)
Ally Financial, Inc.*	25,000	509,500
American Express Co.	38,700	2,868,831
Capital One Financial Corp.	30,630	2,221,287
Discover Financial Services	24,819	1,290,340
Navient Corp.	22,789	256,148
Santander Consumer USA Holdings, Inc.*	4,600	93,932
SLM Corp.*	1,889	13,979
Springleaf Holdings, Inc.*	2,900	126,788
Synchrony Financial*	7,200	225,360

		7,606,165

Diversified Financial Services (3.1%)
Berkshire Hathaway, Inc., Class B*	96,898	12,635,499
CME Group, Inc./Illinois	18,000	1,669,320
Intercontinental Exchange, Inc.	4,017	943,955
Leucadia National Corp.	15,913	322,397
Nasdaq, Inc.	6,474	345,259
Voya Financial, Inc.	12,800	496,256

		16,412,686

Insurance (5.9%)
ACE Ltd.	18,158	1,877,537
Aflac, Inc.	24,315	1,413,431
Alleghany Corp.*	880	411,937
Allied World Assurance Co. Holdings AG	5,463	208,523
Allstate Corp.	22,988	1,338,821
American Financial Group, Inc./Ohio	3,691	254,347
American International Group, Inc.	74,206	4,216,385
American National Insurance Co.	482	47,063
AmTrust Financial Services, Inc.	2,000	125,960
Arch Capital Group Ltd.*	7,001	514,363
Arthur J. Gallagher & Co.	4,200	173,376
Aspen Insurance Holdings Ltd.	3,401	158,044
Assurant, Inc.	3,461	273,454
Assured Guaranty Ltd.	8,554	213,850
Axis Capital Holdings Ltd.	5,106	274,294
Brown & Brown, Inc.	6,385	197,743
Chubb Corp.	12,906	1,582,921
Cincinnati Financial Corp.	9,256	497,973
CNA Financial Corp.	1,660	57,984
Endurance Specialty Holdings Ltd.	3,504	213,849
Everest Reinsurance Group Ltd.	2,512	435,430
FNF Group	15,738	558,227
Genworth Financial, Inc., Class A*	29,634	136,909
Hanover Insurance Group, Inc.	2,459	191,064
Hartford Financial Services Group, Inc.	23,599	1,080,362
HCC Insurance Holdings, Inc.	5,058	391,843
Lincoln National Corp.	14,214	674,596
Loews Corp.	17,485	631,908
Markel Corp.*	695	557,293
Marsh & McLennan Cos., Inc.	12,043	628,885
Mercury General Corp.	1,774	89,605
MetLife, Inc.	52,230	2,462,645
Old Republic International Corp.	15,384	240,606
PartnerReinsurance Ltd.	2,693	374,004
Principal Financial Group, Inc.	16,484	780,353
ProAssurance Corp.	2,800	137,396
Progressive Corp.	32,985	1,010,660
Prudential Financial, Inc.	25,411	1,936,572
Reinsurance Group of America, Inc.	3,703	335,455
RenaissanceReinsurance Holdings Ltd.	2,351	249,958
StanCorp Financial Group, Inc.	2,368	270,426
Torchmark Corp.	7,062	398,297
Travelers Cos., Inc.	17,875	1,779,099
Unum Group	13,989	448,767
Validus Holdings Ltd.	4,727	213,046
W. R. Berkley Corp.	5,464	297,078
White Mountains Insurance Group Ltd.	337	251,840
XL Group plc	16,845	611,810

		31,225,989

Real Estate Investment Trusts (REITs) (4.7%)
Alexandria Real Estate Equities, Inc. (REIT)	4,042	342,236
American Campus Communities, Inc. (REIT)	6,300	228,312
American Capital Agency Corp. (REIT)	18,700	349,690
American Homes 4 Rent (REIT), Class A	8,700	139,896
Annaly Capital Management, Inc. (REIT)	50,895	502,334
Apartment Investment & Management Co. (REIT), Class A	8,764	324,443
Apple Hospitality REIT, Inc. (REIT)	10,400	193,128
AvalonBay Communities, Inc. (REIT)	7,357	1,286,151
BioMed Realty Trust, Inc. (REIT)	11,600	231,768
Boston Properties, Inc. (REIT)	729	86,314
Brandywine Realty Trust (REIT)	10,153	125,085
Brixmor Property Group, Inc. (REIT)	9,700	227,756
Camden Property Trust (REIT)	4,588	339,053
Care Capital Properties, Inc. (REIT)	4,634	152,598
CBL & Associates Properties, Inc. (REIT)	9,300	127,875
Chimera Investment Corp. (REIT)	9,958	133,138

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Columbia Property Trust, Inc. (REIT)	5,900	$136,880
Communications Sales & Leasing, Inc. (REIT)	6,742	120,682
Corporate Office Properties Trust (REIT)	5,267	110,765
Corrections Corp. of America (REIT)	6,534	193,014
DDR Corp. (REIT)	17,412	267,797
Digital Realty Trust, Inc. (REIT)	3,200	209,024
Douglas Emmett, Inc. (REIT)	8,149	234,039
Duke Realty Corp. (REIT)	19,802	377,228
Empire State Realty Trust, Inc. (REIT), Class A	3,300	56,199
Equity Commonwealth (REIT)*	6,417	174,799
Equity Residential (REIT)	20,409	1,533,124
Essex Property Trust, Inc. (REIT)	3,680	822,186
Gaming and Leisure Properties, Inc. (REIT)	3,746	111,256
General Growth Properties, Inc. (REIT)	31,259	811,796
HCP, Inc. (REIT)	25,091	934,640
Healthcare Trust of America, Inc. (REIT), Class A	6,850	167,893
Home Properties, Inc. (REIT)	2,800	209,300
Hospitality Properties Trust (REIT)	8,391	214,642
Host Hotels & Resorts, Inc. (REIT)	42,590	673,348
Iron Mountain, Inc. (REIT)	7,197	223,251
Kilroy Realty Corp. (REIT)	4,500	293,220
Kimco Realty Corp. (REIT)	23,233	567,582
Liberty Property Trust (REIT)	8,722	274,830
Macerich Co. (REIT)	8,570	658,347
MFA Financial, Inc. (REIT)	22,100	150,501
Mid-America Apartment Communities, Inc. (REIT)	4,200	343,854
National Retail Properties, Inc. (REIT)	7,500	272,025
NorthStar Realty Finance Corp. (REIT)	19,450	240,208
Omega Healthcare Investors, Inc. (REIT)	7,500	263,625
Outfront Media, Inc. (REIT)	7,031	146,245
Paramount Group, Inc. (REIT)	10,000	168,000
Piedmont Office Realty Trust, Inc. (REIT), Class A	8,630	154,391
Plum Creek Timber Co., Inc. (REIT)	5,800	229,158
Post Properties, Inc. (REIT)	2,000	116,580
Prologis, Inc. (REIT)	29,386	1,143,115
Public Storage (REIT)	600	126,978
Rayonier, Inc. (REIT)	6,200	136,834
Realty Income Corp. (REIT)	13,126	622,041
Regency Centers Corp. (REIT)	5,225	324,734
Retail Properties of America, Inc. (REIT), Class A	13,200	185,988
Senior Housing Properties Trust (REIT)	11,779	190,820
SL Green Realty Corp. (REIT)	5,570	602,451
Spirit Realty Capital, Inc. (REIT)	22,700	207,478
Starwood Property Trust, Inc. (REIT)	12,900	264,708
Taubman Centers, Inc. (REIT)	2,201	152,045
Two Harbors Investment Corp. (REIT)	20,600	181,692
UDR, Inc. (REIT)	13,812	476,238
Ventas, Inc. (REIT)	18,536	1,039,128
VEREIT, Inc. (REIT)	50,800	392,176
Vornado Realty Trust (REIT)	10,556	954,474
Weingarten Realty Investors (REIT)	6,902	228,525
Welltower, Inc. (REIT)	10,770	729,344
Weyerhaeuser Co. (REIT)	25,591	699,658
WP Carey, Inc. (REIT)	5,600	323,736
WP GLIMCHER, Inc. (REIT)	10,342	120,588

		25,352,957

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*	12,260	246,794
Howard Hughes Corp.*	1,347	154,555
Jones Lang LaSalle, Inc.	700	100,639
Realogy Holdings Corp.*	5,200	195,676

		697,664

Thrifts & Mortgage Finance (0.2%)
Hudson City Bancorp, Inc.	29,544	300,462
New York Community Bancorp, Inc.	24,995	451,410
TFS Financial Corp.	4,043	69,742

		821,614

Total Financials		159,555,214

Health Care (11.4%)
Biotechnology (0.1%)
Alkermes plc*	1,200	70,404
Alnylam Pharmaceuticals, Inc.*	600	48,216
Baxalta, Inc.	11,100	349,761

		468,381

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	82,734	3,327,562
Alere, Inc.*	1,676	80,699
Baxter International, Inc.	11,100	364,635
Boston Scientific Corp.*	69,645	1,142,875
Cooper Cos., Inc.	826	122,958
DENTSPLY International, Inc.	5,800	293,306
Hill-Rom Holdings, Inc.	305	15,857
Medtronic plc	79,503	5,321,931
St. Jude Medical, Inc.	6,900	435,321
Stryker Corp.	9,300	875,130
Teleflex, Inc.	2,372	294,626
Zimmer Biomet Holdings, Inc.	8,959	841,519

		13,116,419

Health Care Providers & Services (1.6%)
Aetna, Inc.	14,797	1,618,940
Anthem, Inc.	11,826	1,655,640
Brookdale Senior Living, Inc.*	8,100	185,976
Cardinal Health, Inc.	1,778	136,586
Community Health Systems, Inc.*	6,481	277,192
DaVita HealthCare Partners, Inc.*	6,800	491,844
Express Scripts Holding Co.*	6,000	485,760
HCA Holdings, Inc.*	16,600	1,284,176
Health Net, Inc.*	3,641	219,261
Humana, Inc.	632	113,128
Laboratory Corp. of America Holdings*	3,780	410,016
LifePoint Health, Inc.*	2,233	158,320
MEDNAX, Inc.*	2,200	168,938
Patterson Cos., Inc.	2,200	95,150
Quest Diagnostics, Inc.	8,010	492,375
UnitedHealth Group, Inc.	2,692	312,299
Universal Health Services, Inc., Class B	4,200	524,202
VCA, Inc.*	300	15,795

		8,645,598

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	6,300	78,120

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	18,700	641,971

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Bio-Rad Laboratories, Inc., Class A*	1,110	$149,084
Bio-Techne Corp.	1,000	92,460
PerkinElmer, Inc.	5,115	235,085
QIAGEN N.V.*	13,200	340,560
Quintiles Transnational Holdings, Inc.*	200	13,914
Thermo Fisher Scientific, Inc.	14,795	1,809,133
VWR Corp.*	1,300	33,397

		3,315,604

Pharmaceuticals (6.6%)
Allergan plc*	12,000	3,261,720
Endo International plc*	7,500	519,600
Johnson & Johnson	134,602	12,565,097
Mallinckrodt plc*	4,025	257,358
Merck & Co., Inc.	139,672	6,898,400
Mylan N.V.*	3,600	144,936
Perrigo Co. plc	6,700	1,053,709
Pfizer, Inc.	343,100	10,776,771

		35,477,591

Total Health Care		61,101,713

Industrials (9.9%)
Aerospace & Defense (2.3%)
BWX Technologies, Inc.	4,800	126,528
General Dynamics Corp.	11,303	1,559,249
L-3 Communications Holdings, Inc.	4,580	478,702
Lockheed Martin Corp.	4,300	891,433
Northrop Grumman Corp.	7,577	1,257,403
Orbital ATK, Inc.	3,276	235,446
Precision Castparts Corp.	6,200	1,424,202
Raytheon Co.	17,132	1,871,842
Spirit AeroSystems Holdings, Inc., Class A*	499	24,122
Textron, Inc.	12,039	453,148
Triumph Group, Inc.	2,800	117,824
United Technologies Corp.	45,000	4,004,550

		12,444,449

Air Freight & Logistics (0.3%)
FedEx Corp.	10,135	1,459,237

Airlines (0.1%)
Copa Holdings S.A., Class A	1,800	75,474
JetBlue Airways Corp.*	11,000	283,470

		358,944

Building Products (0.1%)
Armstrong World Industries, Inc.*	800	38,192
Fortune Brands Home & Security, Inc.	5,447	258,569
Owens Corning, Inc.	5,968	250,119

		546,880

Commercial Services & Supplies (0.5%)
ADT Corp.	9,662	288,894
Clean Harbors, Inc.*	900	39,573
KAR Auction Services, Inc.	4,662	165,501
Pitney Bowes, Inc.	5,884	116,797
R.R. Donnelley & Sons Co.	5,553	80,852
Republic Services, Inc.	13,632	561,638
Tyco International plc	2,800	93,688
Waste Connections, Inc.	6,970	338,603
Waste Management, Inc.	22,949	1,143,090

		2,828,636

Construction & Engineering (0.3%)
AECOM*	7,294	200,658
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	5,500	218,130
Fluor Corp.	8,200	347,270
Jacobs Engineering Group, Inc.*	7,078	264,930
KBR, Inc.	8,182	136,312
Quanta Services, Inc.*	9,264	224,281

		1,391,581

Electrical Equipment (0.4%)
Babcock & Wilcox Enterprises, Inc.*	2,400	40,320
Eaton Corp. plc	26,174	1,342,726
Emerson Electric Co.	11,700	516,789
Hubbell, Inc., Class B	2,790	237,011
Regal Beloit Corp.	2,352	132,770

		2,269,616

Industrial Conglomerates (3.2%)
Carlisle Cos., Inc.	2,829	247,198
Danaher Corp.	26,800	2,283,628
General Electric Co.	561,454	14,159,870
Roper Technologies, Inc.	3,500	548,450

		17,239,146

Machinery (1.6%)
AGCO Corp.	4,221	196,825
Allison Transmission Holdings, Inc.	4,600	122,774
Caterpillar, Inc.	27,800	1,817,008
Colfax Corp.*	5,600	167,496
Crane Co.	2,741	127,758
Cummins, Inc.	2,600	282,308
Deere & Co.	15,100	1,117,400
Donaldson Co., Inc.	600	16,848
Dover Corp.	9,023	515,935
Flowserve Corp.	4,000	164,560
IDEX Corp.	260	18,538
Ingersoll-Rand plc	13,831	702,200
ITT Corp.	5,000	167,150
Joy Global, Inc.	6,000	89,580
Kennametal, Inc.	4,808	119,671
Lincoln Electric Holdings, Inc.	300	15,729
Manitowoc Co., Inc.	7,600	114,000
Oshkosh Corp.	3,800	138,054
PACCAR, Inc.	1,700	88,689
Parker-Hannifin Corp.	4,266	415,082
Pentair plc	9,736	496,926
SPX Corp.	2,359	28,119
SPX FLOW, Inc.*	2,359	81,220
Stanley Black & Decker, Inc.	7,668	743,643
Terex Corp.	6,468	116,036
Timken Co.	4,266	117,272
Trinity Industries, Inc.	8,706	197,365
Valmont Industries, Inc.	1,100	104,379
Xylem, Inc.	10,213	335,497

		8,618,062

Marine (0.1%)
Kirby Corp.*	3,100	192,045

Professional Services (0.2%)
Dun & Bradstreet Corp.	1,300	136,500
IHS, Inc., Class A*	600	69,600
ManpowerGroup, Inc.	4,367	357,614
Nielsen Holdings plc	6,430	285,942
Towers Watson & Co., Class A	3,220	377,963

		1,227,619

Road & Rail (0.6%)
AMERCO	200	78,694
CSX Corp.	41,100	1,105,590
Genesee & Wyoming, Inc., Class A*	1,700	100,436
Kansas City Southern	6,200	563,456
Norfolk Southern Corp.	17,101	1,306,517

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ryder System, Inc.	2,709	$200,574

		3,355,267

Trading Companies & Distributors (0.1%)
Air Lease Corp.	5,300	163,876
GATX Corp.	2,577	113,774
MSC Industrial Direct Co., Inc., Class A	1,900	115,957
NOW, Inc.*	6,112	90,458
WESCO International, Inc.*	2,592	120,450

		604,515

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	3,900	291,174

Total Industrials		52,827,171

Information Technology (11.1%)
Communications Equipment (2.5%)
ARRIS Group, Inc.*	6,400	166,208
Brocade Communications Systems, Inc.	23,308	241,937
Cisco Systems, Inc.	283,700	7,447,125
CommScope Holding Co., Inc.*	3,300	99,099
EchoStar Corp., Class A*	2,059	88,599
Harris Corp.	5,790	423,538
Juniper Networks, Inc.	18,000	462,780
Lumentum Holdings, Inc.*	2,580	43,731
QUALCOMM, Inc.	76,900	4,131,837
Viavi Solutions, Inc.*	12,900	69,273

		13,174,127

Electronic Equipment, Instruments & Components (0.5%)
Arrow Electronics, Inc.*	5,395	298,236
Avnet, Inc.	7,658	326,843
Corning, Inc.	70,567	1,208,107
Dolby Laboratories, Inc., Class A	2,700	88,020
FLIR Systems, Inc.	2,200	61,578
Ingram Micro, Inc., Class A	8,179	222,796
Jabil Circuit, Inc.	8,818	197,259
Keysight Technologies, Inc.*	1,500	46,260
National Instruments Corp.	4,900	136,171
Trimble Navigation Ltd.*	13,800	226,596

		2,811,866

Internet Software & Services (0.3%)
Yahoo!, Inc.*	52,582	1,520,146
Zillow Group, Inc., Class A*	1,000	28,730
Zillow Group, Inc., Class C*	2,000	54,000

		1,602,876

IT Services (1.2%)
Amdocs Ltd.	9,371	533,022
Automatic Data Processing, Inc.	5,200	417,872
Booz Allen Hamilton Holding Corp.	700	18,347
Computer Sciences Corp.	7,941	487,419
CoreLogic, Inc.*	2,835	105,547
DST Systems, Inc.	300	31,542
Fidelity National Information Services, Inc.	9,052	607,208
International Business Machines Corp.	22,500	3,261,825
Leidos Holdings, Inc.	3,350	138,389
Paychex, Inc.	2,100	100,023
Teradata Corp.*	1,900	55,024
Xerox Corp.	62,000	603,260

		6,359,478

Semiconductors & Semiconductor Equipment (2.5%)
Altera Corp.	11,400	570,912
Analog Devices, Inc.	1,500	84,615
Applied Materials, Inc.	28,200	414,258
Broadcom Corp., Class A	28,700	1,476,041
Cree, Inc.*	6,100	147,803
Cypress Semiconductor Corp.*	18,600	158,472
First Solar, Inc.*	4,100	175,275
Freescale Semiconductor Ltd.*	200	7,316
Intel Corp.	246,211	7,420,799
Lam Research Corp.	2,520	164,632
Marvell Technology Group Ltd.	24,500	221,725
Maxim Integrated Products, Inc.	10,400	347,360
Micron Technology, Inc.*	55,829	836,318
NVIDIA Corp.	30,200	744,430
ON Semiconductor Corp.*	1,900	17,860
SunEdison, Inc.*	1,200	8,616
SunPower Corp.*	2,300	46,092
Teradyne, Inc.	11,100	199,911
Xilinx, Inc.	11,200	474,880

		13,517,315

Software (2.7%)
Activision Blizzard, Inc.	28,298	874,125
ANSYS, Inc.*	4,000	352,560
Autodesk, Inc.*	2,900	128,006
CA, Inc.	17,758	484,793
Microsoft Corp.	195,500	8,652,830
Nuance Communications, Inc.*	14,200	232,454
Oracle Corp.	70,400	2,542,848
SS&C Technologies Holdings, Inc.	400	28,016
Symantec Corp.	38,200	743,754
Synopsys, Inc.*	8,086	373,412
Zynga, Inc., Class A*	45,700	104,196

		14,516,994

Technology Hardware, Storage & Peripherals (1.4%)
3D Systems Corp.*	4,000	46,200
EMC Corp.	99,300	2,399,088
Hewlett-Packard Co.	101,300	2,594,293
Lexmark International, Inc., Class A	3,377	97,866
NCR Corp.*	9,500	216,125
NetApp, Inc.	11,500	340,400
SanDisk Corp.	11,700	635,661
Western Digital Corp.	12,648	1,004,757

		7,334,390

Total Information Technology		59,317,046

Materials (2.7%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	2,100	267,918
Airgas, Inc.	3,000	267,990
Albemarle Corp.	6,325	278,932
Ashland, Inc.	3,417	343,818
Cabot Corp.	3,535	111,565
Celanese Corp.	8,000	473,360
Chermours Co.	5,460	35,326
Cytec Industries, Inc.	3,582	264,531
Dow Chemical Co.	55,810	2,366,344
E.I. du Pont de Nemours & Co.	27,300	1,315,860
Eastman Chemical Co.	6,300	407,736
FMC Corp.	2,100	71,211
Huntsman Corp.	3,401	32,956
Mosaic Co.	19,500	606,645
Platform Specialty Products Corp.*	5,700	72,105
Praxair, Inc.	2,700	275,022
Sigma-Aldrich Corp.	4,100	569,572
Westlake Chemical Corp.	2,300	119,347

		7,880,238

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.2%)
Martin Marietta Materials, Inc.	3,300	$501,435
Vulcan Materials Co.	6,482	578,194

		1,079,629

Containers & Packaging (0.3%)
AptarGroup, Inc.	2,799	184,622
Avery Dennison Corp.	381	21,553
Bemis Co., Inc.	4,871	192,746
Crown Holdings, Inc.*	4,400	201,300
Graphic Packaging Holding Co.	7,800	99,762
Owens-Illinois, Inc.*	8,518	176,493
Sonoco Products Co.	5,682	214,439
WestRock Co.	13,289	683,586

		1,774,501

Metals & Mining (0.6%)
Alcoa, Inc.	73,381	708,861
Allegheny Technologies, Inc.	6,000	85,080
Freeport-McMoRan, Inc.	58,300	564,927
Newmont Mining Corp.	28,000	449,960
Nucor Corp.	17,220	646,611
Reliance Steel & Aluminum Co.	4,209	227,328
Royal Gold, Inc.	3,600	169,128
Southern Copper Corp.	4,300	114,896
Steel Dynamics, Inc.	12,101	207,895
Tahoe Resources, Inc.	6,300	48,762
United States Steel Corp.	8,224	85,694

		3,309,142

Paper & Forest Products (0.1%)
Domtar Corp.	3,746	133,920
International Paper Co.	1,175	44,403

		178,323

Total Materials		14,221,833

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	289,362	9,427,414
CenturyLink, Inc.	31,208	783,945
Frontier Communications Corp.	58,433	277,557
Level 3 Communications, Inc.*	14,300	624,767
Verizon Communications, Inc.	16,500	717,915
Zayo Group Holdings, Inc.*	1,300	32,968

		11,864,566

Wireless Telecommunication Services (0.3%)
SBA Communications Corp., Class A*	3,700	387,538
Sprint Corp.*	42,111	161,706
Telephone & Data Systems, Inc.	5,246	130,940
T-Mobile US, Inc.*	14,800	589,188
U.S. Cellular Corp.*	471	16,688

		1,286,060

Total Telecommunication Services		13,150,626

Utilities (6.3%)
Electric Utilities (3.4%)
American Electric Power Co., Inc.	27,454	1,561,034
Duke Energy Corp.	38,393	2,761,992
Edison International	18,276	1,152,667
Entergy Corp.	10,069	655,492
Eversource Energy	17,867	904,428
Exelon Corp.	48,253	1,433,114
FirstEnergy Corp.	23,663	740,889
Great Plains Energy, Inc.	8,635	233,318
Hawaiian Electric Industries, Inc.	5,804	166,517
ITC Holdings Corp.	5,500	183,370
NextEra Energy, Inc.	24,884	2,427,434
OGE Energy Corp.	11,584	316,938
Pepco Holdings, Inc.	14,642	354,629
Pinnacle West Capital Corp.	6,251	400,939
PPL Corp.	37,574	1,235,809
Southern Co.	50,196	2,243,761
Westar Energy, Inc.	7,728	297,064
Xcel Energy, Inc.	27,519	974,448

		18,043,843

Gas Utilities (0.3%)
AGL Resources, Inc.	6,708	409,456
Atmos Energy Corp.	5,627	327,379
National Fuel Gas Co.	4,344	217,113
Questar Corp.	9,754	189,325
UGI Corp.	8,837	307,705

		1,450,978

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	36,386	356,219
Calpine Corp.*	19,247	281,006
NRG Energy, Inc.	17,594	261,271
TerraForm Power, Inc., Class A*	2,700	38,394

		936,890

Multi-Utilities (2.3%)
Alliant Energy Corp.	6,343	371,002
Ameren Corp.	13,625	575,929
CenterPoint Energy, Inc.	24,482	441,655
CMS Energy Corp.	15,370	542,868
Consolidated Edison, Inc.	16,477	1,101,488
Dominion Resources, Inc.	31,421	2,211,410
DTE Energy Co.	10,001	803,780
MDU Resources Group, Inc.	11,446	196,871
NiSource, Inc.	18,372	340,801
PG&E Corp.	26,809	1,415,515
Public Service Enterprise Group, Inc.	28,358	1,195,573
SCANA Corp.	7,794	438,491
Sempra Energy	13,859	1,340,443
TECO Energy, Inc.	13,413	352,225
Vectren Corp.	3,914	164,427
WEC Energy Group, Inc.	17,686	923,563

		12,416,041

Water Utilities (0.1%)
American Water Works Co., Inc.	9,683	533,340
Aqua America, Inc.	9,871	261,285

		794,625

Total Utilities		33,642,377

Total Common Stocks (98.7%) (Cost $450,739,222)		526,860,878

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills
0.00%, 10/1/15 #(p)	$785,000	$785,000

	Number of Shares	Value (Note 1)
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	3,269,985	3,269,985

Total Short-Term Investments (0.8%) (Cost $4,054,985)		4,054,985

Total Investments (99.5%) (Cost $454,794,207)		530,915,863
Other Assets Less Liabilities (0.5%)		2,615,869

Net Assets (100%)		$533,531,732

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $785,000.

(p)	Yield to maturity.

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 1000 Mini Equity Index	3	December-15	$326,057	$318,690	$(7,367)
S&P 500 E-Mini Index	74	December-15	7,288,422	7,062,190	(226,232)
S&P MidCap 400 E-Mini Index	3	December-15	426,098	408,870	(17,228)

					$(250,827)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$28,465,479	$6,825	$—	$28,472,304
Consumer Staples	36,689,675	—	—	36,689,675
Energy	67,882,919	—	—	67,882,919
Financials	159,555,214	—	—	159,555,214
Health Care	61,101,713	—	—	61,101,713
Industrials	52,827,171	—	—	52,827,171
Information Technology	59,317,046	—	—	59,317,046
Materials	14,221,833	—	—	14,221,833
Telecommunication Services	13,150,626	—	—	13,150,626
Utilities	33,642,377	—	—	33,642,377
Short-Term Investments	3,269,985	785,000	—	4,054,985

Total Assets	$530,124,038	$791,825	$—	$530,915,863

Liabilities:
Futures	$(250,827)	$—	$—	$(250,827)

Total Liabilities	$(250,827)	$—	$—	$(250,827)

Total	$529,873,211	$791,825	$—	$530,665,036

(a)	A security with a market value of $6,825 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,198,482
Aggregate gross unrealized depreciation	(36,019,224)

Net unrealized appreciation	$72,179,258

Federal income tax cost of investments	$458,736,605

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.9%)
Brambles Ltd.	865,579	$5,934,549
Oil Search Ltd.	752,862	3,817,332

		9,751,881

Brazil (0.9%)
Ambev S.A. (ADR)	1,180,506	5,784,479
Lojas Renner S.A.	574,580	2,687,026
M Dias Branco S.A.	92,530	1,366,769

		9,838,274

Canada (3.9%)
Canadian National Railway Co.	414,397	23,521,174
Dollarama, Inc.	46,502	3,140,671
Loblaw Cos., Ltd.	187,215	9,639,223
Suncor Energy, Inc.	251,521	6,726,702

		43,027,770

China (1.2%)
Guangzhou Automobile Group Co., Ltd., Class H	7,285,294	5,944,260
Hengan International Group Co., Ltd.	80,000	780,985
Want Want China Holdings Ltd.	7,563,000	6,244,030

		12,969,275

Denmark (3.6%)
Carlsberg A/S, Class B	164,755	12,679,191
Chr Hansen Holding A/S	120,310	6,737,437
Novo Nordisk A/S, Class B	379,444	20,423,300

		39,839,928

France (15.2%)
Air Liquide S.A.	112,308	13,308,342
Danone S.A.	516,486	32,664,639
Dassault Systemes S.A.	141,983	10,482,988
Essilor International S.A.	81,748	9,985,334
Kering	32,905	5,385,785
Legrand S.A.	121,496	6,459,457
L’Oreal S.A.	107,265	18,651,986
LVMH Moet Hennessy Louis Vuitton SE	194,384	33,170,092
Pernod-Ricard S.A.	235,656	23,795,558
Schneider Electric SE	264,193	14,815,663

		168,719,844

Germany (8.8%)
Bayer AG (Registered)	222,422	28,427,376
Brenntag AG	283,995	15,283,419
Fresenius Medical Care AG & Co. KGaA	170,473	13,292,947
Linde AG	114,781	18,592,757
SAP SE	161,850	10,471,114
Symrise AG	201,727	12,117,540

		98,185,153

Hong Kong (2.4%)
AIA Group Ltd.	4,714,569	24,546,611
Dairy Farm International Holdings Ltd. (BATS Europe Exchange)	383,838	2,335,146
Dairy Farm International Holdings Ltd. (London Stock Exchange)	24,300	144,342

		27,026,099

India (2.6%)
HDFC Bank Ltd.	1,092,643	21,397,736
ITC Ltd.	1,501,453	7,560,309

		28,958,045

Ireland (5.4%)
Accenture plc, Class A	321,101	31,551,384
Experian plc	413,808	6,641,239
Paddy Power plc	102,435	11,825,332
Shire plc	141,307	9,644,774

		59,662,729

Israel (1.5%)
NICE-Systems Ltd. (ADR)	294,005	16,561,302

Italy (1.0%)
Prysmian S.p.A.	528,793	10,938,863

Japan (6.7%)
AEON Financial Service Co., Ltd.	403,800	7,995,590
INPEX Corp.	963,700	8,609,844
Japan Tobacco, Inc.	328,900	10,231,364
Nippon Paint Holdings Co., Ltd.	214,800	3,760,785
Obic Co., Ltd.	238,700	10,947,650
SoftBank Group Corp.	154,800	7,122,411
Sundrug Co., Ltd.	184,000	9,728,349
Terumo Corp.	331,800	9,407,852
TOTO Ltd.	43,500	1,361,580
Unicharm Corp.	298,600	5,298,573

		74,463,998

Mexico (0.5%)
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,114,740	5,459,983

Netherlands (1.6%)
Akzo Nobel N.V.	205,951	13,389,017
QIAGEN N.V.*	182,746	4,713,535

		18,102,552

Peru (0.6%)
Credicorp Ltd.	57,789	6,146,438

Russia (0.4%)
Sberbank of Russia (ADR)	814,455	4,030,303

Singapore (0.8%)
DBS Group Holdings Ltd.	797,200	9,108,087

South Korea (1.3%)
LG Chem Ltd.	35,509	8,628,206
NAVER Corp.	8,150	3,539,924
Samsung Electronics Co., Ltd.	2,304	2,215,749

		14,383,879

Spain (1.0%)
Amadeus IT Holding S.A., Class A	258,742	11,063,616

Sweden (1.7%)
Atlas Copco AB, Class A	201,105	4,848,239
Telefonaktiebolaget LM Ericsson, Class B	1,386,584	13,658,581

		18,506,820

Switzerland (15.0%)
Julius Baer Group Ltd.*	242,847	11,049,076
Nestle S.A. (Registered)	555,706	41,848,275
Novartis AG (Registered)	375,929	34,628,605
Roche Holding AG	139,995	37,008,239
Schindler Holding AG	44,638	6,426,765
Sonova Holding AG (Registered)	53,067	6,843,308
UBS Group AG (Registered)	1,565,941	29,018,638

		166,822,906

Taiwan (2.9%)
MediaTek, Inc.	656,000	4,895,472
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,318,138	27,351,364

		32,246,836

United Kingdom (17.1%)
BG Group plc	476,795	6,875,255
Burberry Group plc	640,221	13,287,040

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Compass Group plc	1,606,124	$25,641,928
Croda International plc	226,548	9,304,962
Diageo plc	666,777	17,943,292
HSBC Holdings plc	2,145,346	16,229,097
Intertek Group plc	303,900	11,202,350
Reckitt Benckiser Group plc	245,943	22,324,523
Rolls-Royce Holdings plc*	1,071,425	11,001,827
Smith & Nephew plc	567,259	9,919,959
Weir Group plc	449,633	7,975,108
Whitbread plc	238,232	16,850,500
WPP plc	1,020,245	21,246,426

		189,802,267

United States (1.5%)
Mettler-Toledo International, Inc.*	59,979	17,078,420

Total Common Stocks (98.5%) (Cost $918,367,099)		1,092,695,268

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	9,344,590	9,344,590

Total Short-Term Investment (0.8%) (Cost $9,344,590)		9,344,590

Total Investments (99.3%) (Cost $927,711,689)		1,102,039,858
Other Assets Less Liabilities (0.7%)		7,594,996

Net Assets (100%)		$1,109,634,854

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$139,179,060	12.5%
Consumer Staples	229,021,033	20.6
Energy	26,029,133	2.4
Financials	134,981,559	12.2
Health Care	201,373,649	18.2
Industrials	126,410,233	11.4
Information Technology	142,739,144	12.9
Investment Company	9,344,590	0.8
Materials	85,839,046	7.7
Telecommunication Services	7,122,411	0.6
Cash and Other	7,594,997	0.7

		100.0%

At September 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Hong Kong Dollar vs. U.S. Dollar, expiring 10/5/15	Credit Suisse	1,845	$238,097	$238,097	$—	#
Japanese Yen vs. U.S. Dollar, expiring 10/5/15	Citibank N.A.	52,494	437,595	437,185	410

					$410

#	Amount represents less than $0.50.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$5,827,697	$133,351,363	$—	$139,179,060
Consumer Staples	16,934,813	212,086,220	—	229,021,033
Energy	6,726,702	19,302,431	—	26,029,133
Financials	11,606,421	123,375,138	—	134,981,559
Health Care	17,078,420	184,295,229	—	201,373,649
Industrials	23,521,174	102,889,059	—	126,410,233
Information Technology	75,464,050	67,275,094	—	142,739,144
Materials	—	85,839,046	—	85,839,046
Telecommunication Services	—	7,122,411	—	7,122,411
Forward Currency Contracts	—	410	—	410
Short-Term Investments	9,344,590	—	—	9,344,590

Total Assets	$166,503,867	$935,536,401	$—	$1,102,040,268

Liabilities:
Forward Currency Contracts	$—	$—	$—	$—

Total Liabilities	$—	$—	$—	$—

Total	$166,503,867	$935,536,401	$—	$1,102,040,268

(a)	Securities with a market value of $4,053,795 transferred from Level 2 to Level 1 at the end of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$235,811,906
Aggregate gross unrealized depreciation	(68,337,465)

Net unrealized appreciation	$167,474,441

Federal income tax cost of investments	$934,565,417

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.5%)
Auto Components (0.5%)
Dana Holding Corp.	167,800	$2,664,664
Gentex Corp.	298,392	4,625,076

		7,289,740

Automobiles (0.2%)
Thor Industries, Inc.	47,230	2,446,514

Distributors (0.6%)
LKQ Corp.*	311,622	8,837,600

Diversified Consumer Services (0.8%)
Apollo Education Group, Inc.*	98,324	1,087,463
DeVry Education Group, Inc.	59,215	1,611,240
Graham Holdings Co., Class B	4,500	2,596,500
Service Corp. International	207,238	5,616,150
Sotheby’s, Inc.	63,158	2,019,793

		12,931,146

Hotels, Restaurants & Leisure (2.3%)
Brinker International, Inc.	62,435	3,288,451
Buffalo Wild Wings, Inc.*	19,400	3,752,542
Cheesecake Factory, Inc.	46,063	2,485,560
Cracker Barrel Old Country Store, Inc.	24,500	3,608,360
Domino’s Pizza, Inc.	56,454	6,091,951
Dunkin’ Brands Group, Inc.	97,600	4,782,400
International Speedway Corp., Class A	29,381	931,965
Jack in the Box, Inc.	38,400	2,958,336
Panera Bread Co., Class A*	24,860	4,808,173
Wendy’s Co.	235,271	2,035,094

		34,742,832

Household Durables (2.1%)
Jarden Corp.*	202,450	9,895,756
KB Home	93,870	1,271,939
M.D.C. Holdings, Inc.	39,997	1,047,121
NVR, Inc.*	3,934	6,000,215
Tempur Sealy International, Inc.*	62,310	4,450,803
Toll Brothers, Inc.*	163,953	5,613,751
TRI Pointe Group, Inc.*	151,300	1,980,517
Tupperware Brands Corp.	50,955	2,521,763

		32,781,865

Internet & Catalog Retail (0.1%)
HSN, Inc.	33,126	1,896,132

Leisure Products (1.0%)
Brunswick Corp.	94,870	4,543,324
Polaris Industries, Inc.	62,546	7,497,389
Vista Outdoor, Inc.*	64,902	2,883,596

		14,924,309

Media (1.5%)
AMC Networks, Inc., Class A*	60,565	4,431,541
Cable One, Inc.*	4,600	1,929,332
Cinemark Holdings, Inc.	106,404	3,457,066
DreamWorks Animation SKG, Inc., Class A*	74,936	1,307,634
John Wiley & Sons, Inc., Class A	47,640	2,383,429
Live Nation Entertainment, Inc.*	147,700	3,550,708
Meredith Corp.	37,700	1,605,266
New York Times Co., Class A	135,978	1,605,900
Time, Inc.	111,500	2,124,075

		22,394,951

Multiline Retail (0.4%)
Big Lots, Inc.	54,901	2,630,856
J.C. Penney Co., Inc.*	313,154	2,909,201

		5,540,057

Specialty Retail (3.0%)
Aaron’s, Inc.	66,686	2,408,032
Abercrombie & Fitch Co., Class A	70,600	1,496,014
American Eagle Outfitters, Inc.	177,809	2,779,155
Ascena Retail Group, Inc.*	166,908	2,321,690
Cabela’s, Inc.*	48,486	2,210,962
Chico’s FAS, Inc.	145,773	2,293,009
CST Brands, Inc.	79,087	2,662,068
Dick’s Sporting Goods, Inc.	95,586	4,742,021
Foot Locker, Inc.	143,295	10,312,941
Guess?, Inc.	66,691	1,424,520
Murphy USA, Inc.*	41,100	2,258,445
Office Depot, Inc.*	502,700	3,227,334
Rent-A-Center, Inc.	54,974	1,333,120
Williams-Sonoma, Inc.	85,892	6,557,854

		46,027,165

Textiles, Apparel & Luxury Goods (1.0%)
Carter’s, Inc.	53,330	4,833,831
Deckers Outdoor Corp.*	33,800	1,962,428
Kate Spade & Co.*	130,400	2,491,944
Skechers USA, Inc., Class A*	43,600	5,845,888

		15,134,091

Total Consumer Discretionary		204,946,402

Consumer Staples (4.3%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	9,500	2,000,795

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	39,500	4,065,340
SUPERVALU, Inc.*	270,299	1,940,747
United Natural Foods, Inc.*	51,234	2,485,361

		8,491,448

Food Products (2.3%)
Dean Foods Co.	97,550	1,611,526
Flowers Foods, Inc.	188,646	4,667,102
Hain Celestial Group, Inc.*	104,900	5,412,840
Ingredion, Inc.	73,443	6,412,308
Lancaster Colony Corp.	20,088	1,958,178
Post Holdings, Inc.*	61,908	3,658,763
Tootsie Roll Industries, Inc.	20,903	654,055
TreeHouse Foods, Inc.*	43,700	3,399,423
WhiteWave Foods Co.*	179,295	7,198,694

		34,972,889

Household Products (0.9%)
Church & Dwight Co., Inc.	133,277	11,181,940
Energizer Holdings, Inc.	64,188	2,484,718

		13,666,658

Personal Products (0.4%)
Avon Products, Inc.	441,400	1,434,550
Edgewell Personal Care Co.	63,188	5,156,141

		6,590,691

Total Consumer Staples		65,722,481

Energy (3.3%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.	62,196	921,123
Dril-Quip, Inc.*	39,885	2,322,105
Helix Energy Solutions Group, Inc.*	102,154	489,317
Nabors Industries Ltd.	294,800	2,785,860
Noble Corp. plc	249,000	2,716,590

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Oceaneering International, Inc.	100,096	$3,931,771
Oil States International, Inc.*	52,533	1,372,687
Patterson-UTI Energy, Inc.	149,899	1,969,673
Rowan Cos., plc, Class A	126,900	2,049,435
Superior Energy Services, Inc.	155,916	1,969,219

		20,527,780

Oil, Gas & Consumable Fuels (2.0%)
California Resources Corp.	317,300	824,980
Denbury Resources, Inc.	359,300	876,692
Energen Corp.	79,880	3,982,817
Gulfport Energy Corp.*	108,700	3,226,216
HollyFrontier Corp.	192,352	9,394,472
QEP Resources, Inc.	167,000	2,092,510
SM Energy Co.	68,489	2,194,387
Western Refining, Inc.	72,600	3,203,112
World Fuel Services Corp.	73,800	2,642,040
WPX Energy, Inc.*	235,600	1,559,672

		29,996,898

Total Energy		50,524,678

Financials (25.8%)
Banks (5.6%)
Associated Banc-Corp	153,979	2,767,003
BancorpSouth, Inc.	87,589	2,081,990
Bank of Hawaii Corp.	44,478	2,823,908
Bank of the Ozarks, Inc.	79,700	3,487,672
Cathay General Bancorp	75,847	2,272,376
City National Corp./California	49,407	4,350,780
Commerce Bancshares, Inc./Missouri	81,881	3,730,498
Cullen/Frost Bankers, Inc.	56,246	3,576,121
East West Bancorp, Inc.	147,050	5,649,661
First Horizon National Corp.	236,300	3,350,734
First Niagara Financial Group, Inc.	360,474	3,680,440
FirstMerit Corp.	167,523	2,960,131
Fulton Financial Corp.	178,837	2,163,928
Hancock Holding Co.	78,959	2,135,841
International Bancshares Corp.	59,952	1,500,599
PacWest Bancorp	104,100	4,456,521
Prosperity Bancshares, Inc.	67,139	3,297,196
Signature Bank/New York*	51,700	7,111,852
SVB Financial Group*	52,114	6,021,252
Synovus Financial Corp.	136,000	4,025,600
TCF Financial Corp.	170,516	2,585,023
Trustmark Corp.	69,963	1,621,043
Umpqua Holdings Corp.	225,400	3,674,020
Valley National Bancorp	225,500	2,218,920
Webster Financial Corp.	92,772	3,305,466

		84,848,575

Capital Markets (2.0%)
Eaton Vance Corp.	119,475	3,992,855
Federated Investors, Inc., Class B	96,575	2,791,018
Janus Capital Group, Inc.	150,634	2,048,622
Raymond James Financial, Inc.	130,944	6,498,751
SEI Investments Co.	142,180	6,857,341
Stifel Financial Corp.*	68,600	2,888,060
Waddell & Reed Financial, Inc., Class A	85,251	2,964,177
WisdomTree Investments, Inc.	113,000	1,822,690

		29,863,514

Consumer Finance (0.2%)
SLM Corp.*	430,800	3,187,920

Diversified Financial Services (0.8%)
CBOE Holdings, Inc.	84,745	5,684,695
MSCI, Inc.	100,663	5,985,422

		11,670,117

Insurance (5.8%)
Alleghany Corp.*	16,437	7,694,324
American Financial Group, Inc./Ohio	73,289	5,050,345
Arthur J. Gallagher & Co.	178,086	7,351,390
Aspen Insurance Holdings Ltd.	62,205	2,890,666
Brown & Brown, Inc.	116,941	3,621,663
CNO Financial Group, Inc.	199,400	3,750,714
Endurance Specialty Holdings Ltd.	62,200	3,796,066
Everest Reinsurance Group Ltd.	45,520	7,890,437
First American Financial Corp.	110,655	4,323,291
Hanover Insurance Group, Inc.	44,714	3,474,278
HCC Insurance Holdings, Inc.	97,310	7,538,606
Kemper Corp.	49,395	1,747,101
Mercury General Corp.	37,536	1,895,943
Old Republic International Corp.	244,287	3,820,649
Primerica, Inc.	52,000	2,343,640
Reinsurance Group of America, Inc.	67,867	6,148,072
RenaissanceReinsurance Holdings Ltd.	46,700	4,965,144
StanCorp Financial Group, Inc.	43,282	4,942,804
W. R. Berkley Corp.	101,401	5,513,172

		88,758,305

Real Estate Investment Trusts (REITs) (10.2%)
Alexandria Real Estate Equities, Inc. (REIT)	73,721	6,241,957
American Campus Communities, Inc. (REIT)	114,766	4,159,120
BioMed Realty Trust, Inc. (REIT)	206,200	4,119,876
Camden Property Trust (REIT)	88,811	6,563,133
Care Capital Properties, Inc. (REIT)	85,300	2,808,929
Communications Sales & Leasing, Inc. (REIT)	122,360	2,190,244
Corporate Office Properties Trust (REIT)	95,802	2,014,716
Corrections Corp. of America (REIT)	119,431	3,527,992
Douglas Emmett, Inc. (REIT)	139,900	4,017,928
Duke Realty Corp. (REIT)	352,938	6,723,469
Equity One, Inc. (REIT)	75,339	1,833,751
Extra Space Storage, Inc. (REIT)	126,264	9,742,530
Federal Realty Investment Trust (REIT)	70,315	9,594,482
Highwoods Properties, Inc. (REIT)	95,266	3,691,557
Home Properties, Inc. (REIT)	59,085	4,416,604
Hospitality Properties Trust (REIT)	153,198	3,918,805
Kilroy Realty Corp. (REIT)	94,090	6,130,904
Lamar Advertising Co. (REIT), Class A	82,011	4,279,334
LaSalle Hotel Properties (REIT)	115,500	3,279,045
Liberty Property Trust (REIT)	152,929	4,818,793
Mack-Cali Realty Corp. (REIT)	85,848	1,620,810
Mid-America Apartment Communities, Inc. (REIT)	77,300	6,328,551
National Retail Properties, Inc. (REIT)	136,840	4,963,187
Omega Healthcare Investors, Inc. (REIT)	163,250	5,738,238
Potlatch Corp. (REIT)	42,048	1,210,562
Rayonier, Inc. (REIT)	129,785	2,864,355
Regency Centers Corp. (REIT)	95,769	5,952,043
Senior Housing Properties Trust (REIT)	241,375	3,910,275
Sovran Self Storage, Inc. (REIT)	36,900	3,479,670

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Tanger Factory Outlet Centers, Inc. (REIT)	96,900	$3,194,793
Taubman Centers, Inc. (REIT)	63,279	4,371,313
UDR, Inc. (REIT)	265,209	9,144,406
Urban Edge Properties (REIT)	94,400	2,038,096
Weingarten Realty Investors (REIT)	115,357	3,819,470
WP GLIMCHER, Inc. (REIT)	187,989	2,191,952

		154,900,890

Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	46,411	1,593,290
Jones Lang LaSalle, Inc.	45,881	6,596,311

		8,189,601

Thrifts & Mortgage Finance (0.7%)
New York Community Bancorp, Inc.	454,806	8,213,796
Washington Federal, Inc.	96,133	2,187,026

		10,400,822

Total Financials		391,819,744

Health Care (9.0%)
Biotechnology (0.4%)
United Therapeutics Corp.*	46,984	6,166,180

Health Care Equipment & Supplies (4.1%)
Align Technology, Inc.*	74,400	4,222,944
Cooper Cos., Inc.	49,700	7,398,342
Halyard Health, Inc.*	47,500	1,350,900
Hill-Rom Holdings, Inc.	58,009	3,015,888
Hologic, Inc.*	250,431	9,799,365
IDEXX Laboratories, Inc.*	93,836	6,967,323
ResMed, Inc.	144,198	7,348,330
Sirona Dental Systems, Inc.*	57,070	5,326,914
STERIS Corp.	60,920	3,957,972
Teleflex, Inc.	42,157	5,236,321
Thoratec Corp.*	55,377	3,503,149
West Pharmaceutical Services, Inc.	72,900	3,945,348

		62,072,796

Health Care Providers & Services (2.6%)
Centene Corp.*	121,700	6,599,791
Community Health Systems, Inc.*	120,702	5,162,425
Health Net, Inc.*	78,893	4,750,936
LifePoint Health, Inc.*	45,339	3,214,535
MEDNAX, Inc.*	95,144	7,306,108
Molina Healthcare, Inc.*	41,400	2,850,390
Owens & Minor, Inc.	64,998	2,076,036
VCA, Inc.*	83,889	4,416,756
WellCare Health Plans, Inc.*	44,908	3,870,171

		40,247,148

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	192,800	2,390,720

Life Sciences Tools & Services (1.4%)
Bio-Rad Laboratories, Inc., Class A*	20,884	2,804,930
Bio-Techne Corp.	37,941	3,508,025
Charles River Laboratories International, Inc.*	48,350	3,071,192
Mettler-Toledo International, Inc.*	28,422	8,092,880
PAREXEL International Corp.*	56,500	3,498,480

		20,975,507

Pharmaceuticals (0.3%)
Akorn, Inc.*	80,500	2,294,653
Catalent, Inc.*	101,100	2,456,730

		4,751,383

Total Health Care		136,603,734

Industrials (14.6%)
Aerospace & Defense (1.6%)
B/E Aerospace, Inc.	107,800	4,732,420
Esterline Technologies Corp.*	31,661	2,276,110
Huntington Ingalls Industries, Inc.	49,400	5,293,210
KLX, Inc.*	54,150	1,935,321
Orbital ATK, Inc.	60,621	4,356,831
Teledyne Technologies, Inc.*	36,000	3,250,800
Triumph Group, Inc.	50,201	2,112,458

		23,957,150

Airlines (1.2%)
Alaska Air Group, Inc.	129,940	10,323,733
JetBlue Airways Corp.*	321,256	8,278,767

		18,602,500

Building Products (1.2%)
A.O. Smith Corp.	77,100	5,026,149
Fortune Brands Home & Security, Inc.	163,191	7,746,677
Lennox International, Inc.	40,864	4,631,117

		17,403,943

Commercial Services & Supplies (1.7%)
Clean Harbors, Inc.*	54,616	2,401,466
Copart, Inc.*	111,618	3,672,232
Deluxe Corp.	50,445	2,811,804
Herman Miller, Inc.	60,966	1,758,259
HNI Corp.	44,748	1,919,689
MSA Safety, Inc.	32,277	1,290,112
R.R. Donnelley & Sons Co.	212,521	3,094,306
Rollins, Inc.	99,030	2,660,936
Waste Connections, Inc.	126,772	6,158,584

		25,767,388

Construction & Engineering (0.5%)
AECOM*	154,001	4,236,568
Granite Construction, Inc.	37,593	1,115,384
KBR, Inc.	149,261	2,486,688

		7,838,640

Electrical Equipment (1.0%)
Acuity Brands, Inc.	44,490	7,811,554
Hubbell, Inc., Class B	51,707	4,392,510
Regal Beloit Corp.	45,329	2,558,822

		14,762,886

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	66,834	5,839,955

Machinery (4.1%)
AGCO Corp.	76,498	3,567,102
CLARCOR, Inc.	50,648	2,414,897
Crane Co.	50,110	2,335,627
Donaldson Co., Inc.	128,099	3,597,020
Graco, Inc.	58,875	3,946,391
IDEX Corp.	79,798	5,689,597
ITT Corp.	90,280	3,018,060
Kennametal, Inc.	80,660	2,007,627
Lincoln Electric Holdings, Inc.	69,441	3,640,792
Nordson Corp.	57,283	3,605,392
Oshkosh Corp.	80,021	2,907,163
Terex Corp.	108,152	1,940,247
Timken Co.	73,675	2,025,326
Toro Co.	55,800	3,936,132
Trinity Industries, Inc.	157,092	3,561,276
Valmont Industries, Inc.	23,737	2,252,404
Wabtec Corp.	99,006	8,717,478
Woodward, Inc.	58,685	2,388,479

		61,551,010

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.2%)
Kirby Corp.*	56,477	$3,498,750

Professional Services (1.2%)
CEB, Inc.	34,388	2,350,076
FTI Consulting, Inc.*	42,157	1,749,937
ManpowerGroup, Inc.	78,316	6,413,297
Towers Watson & Co., Class A	71,023	8,336,680

		18,849,990

Road & Rail (0.9%)
Con-way, Inc.	58,876	2,793,666
Genesee & Wyoming, Inc., Class A*	52,647	3,110,385
Landstar System, Inc.	45,467	2,885,790
Old Dominion Freight Line, Inc.*	69,400	4,233,400
Werner Enterprises, Inc.	45,526	1,142,703

		14,165,944

Trading Companies & Distributors (0.6%)
GATX Corp.	45,516	2,009,531
MSC Industrial Direct Co., Inc., Class A	49,354	3,012,075
NOW, Inc.*	109,200	1,616,160
Watsco, Inc.	26,223	3,106,901

		9,744,667

Total Industrials		221,982,823

Information Technology (15.8%)
Communications Equipment (1.0%)
ARRIS Group, Inc.*	134,300	3,487,771
Ciena Corp.*	122,483	2,537,848
InterDigital, Inc.	36,236	1,833,542
NetScout Systems, Inc.*	102,800	3,636,036
Plantronics, Inc.	35,670	1,813,819
Polycom, Inc.*	139,585	1,462,851

		14,771,867

Electronic Equipment, Instruments & Components (3.5%)
Arrow Electronics, Inc.*	96,355	5,326,505
Avnet, Inc.	139,262	5,943,702
Belden, Inc.	43,500	2,031,015
Cognex Corp.	88,100	3,027,997
FEI Co.	42,500	3,104,200
Ingram Micro, Inc., Class A	159,979	4,357,828
IPG Photonics Corp.*	36,500	2,772,905
Jabil Circuit, Inc.	197,600	4,420,312
Keysight Technologies, Inc.*	173,100	5,338,404
Knowles Corp.*	88,200	1,625,526
National Instruments Corp.	102,929	2,860,397
Tech Data Corp.*	37,207	2,548,680
Trimble Navigation Ltd.*	263,270	4,322,893
Vishay Intertechnology, Inc.	136,320	1,320,941
Zebra Technologies Corp., Class A*	52,408	4,011,832

		53,013,137

Internet Software & Services (0.2%)
Rackspace Hosting, Inc.*	120,014	2,961,946

IT Services (3.6%)
Acxiom Corp.*	78,671	1,554,539
Broadridge Financial Solutions, Inc.	120,688	6,680,081
Convergys Corp.	100,864	2,330,967
CoreLogic, Inc.*	92,103	3,428,995
DST Systems, Inc.	34,378	3,614,503
Gartner, Inc.*	84,989	7,133,127
Global Payments, Inc.	66,443	7,623,005
Jack Henry & Associates, Inc.	82,607	5,750,273
Leidos Holdings, Inc.	63,950	2,641,774
MAXIMUS, Inc.	67,400	4,014,344
NeuStar, Inc., Class A*	57,795	1,572,602
Science Applications International Corp.	40,028	1,609,526
VeriFone Systems, Inc.*	115,762	3,210,080
WEX, Inc.*	39,687	3,446,419

		54,610,235

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	631,100	1,085,492
Atmel Corp.	425,673	3,435,181
Cree, Inc.*	105,352	2,552,679
Cypress Semiconductor Corp.*	335,900	2,861,868
Fairchild Semiconductor International, Inc.*	120,624	1,693,561
Integrated Device Technology, Inc.*	152,241	3,090,492
Intersil Corp., Class A	132,942	1,555,421
Silicon Laboratories, Inc.*	41,450	1,721,833
SunEdison, Inc.*	321,464	2,308,112
Synaptics, Inc.*	37,900	3,125,234
Teradyne, Inc.	217,300	3,913,573

		27,343,446

Software (5.1%)
ACI Worldwide, Inc.*	118,540	2,503,565
ANSYS, Inc.*	92,023	8,110,907
Cadence Design Systems, Inc.*	300,180	6,207,723
CDK Global, Inc.	164,300	7,850,254
CommVault Systems, Inc.*	43,140	1,465,034
FactSet Research Systems, Inc.	42,220	6,747,178
Fair Isaac Corp.	32,184	2,719,548
Fortinet, Inc.*	145,680	6,188,486
Manhattan Associates, Inc.*	74,800	4,660,040
Mentor Graphics Corp.	100,186	2,467,581
PTC, Inc.*	117,547	3,730,942
Rovi Corp.*	92,606	971,437
SolarWinds, Inc.*	68,000	2,668,320
Solera Holdings, Inc.	68,884	3,719,736
Synopsys, Inc.*	158,759	7,331,491
Tyler Technologies, Inc.*	34,400	5,136,264
Ultimate Software Group, Inc.*	29,400	5,262,894

		77,741,400

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp.*	107,320	1,239,546
Diebold, Inc.	65,963	1,963,719
Lexmark International, Inc., Class A	62,394	1,808,178
NCR Corp.*	161,130	3,665,707

		8,677,150

Total Information Technology		239,119,181

Materials (6.4%)
Chemicals (3.1%)
Albemarle Corp.	113,845	5,020,565
Ashland, Inc.	68,980	6,940,768
Cabot Corp.	65,445	2,065,444
Chermours Co.	186,000	1,203,420
Cytec Industries, Inc.	72,924	5,385,437
Minerals Technologies, Inc.	35,389	1,704,334
NewMarket Corp.	10,818	3,862,026
Olin Corp.	79,582	1,337,773
PolyOne Corp.	90,800	2,664,072
RPM International, Inc.	136,332	5,710,948
Scotts Miracle-Gro Co., Class A	45,165	2,746,935
Sensient Technologies Corp.	46,802	2,868,963
Valspar Corp.	75,475	5,425,143

		46,935,828

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.2%)
Eagle Materials, Inc.	51,454	$3,520,483

Containers & Packaging (1.4%)
AptarGroup, Inc.	63,880	4,213,525
Bemis Co., Inc.	99,500	3,937,215
Greif, Inc., Class A	26,190	835,723
Packaging Corp. of America	99,729	5,999,696
Silgan Holdings, Inc.	42,471	2,210,191
Sonoco Products Co.	103,012	3,887,673

		21,084,023

Metals & Mining (1.4%)
Allegheny Technologies, Inc.	111,800	1,585,324
Carpenter Technology Corp.	51,096	1,521,128
Commercial Metals Co.	119,563	1,620,079
Compass Minerals International, Inc.	34,469	2,701,335
Reliance Steel & Aluminum Co.	76,031	4,106,434
Royal Gold, Inc.	66,705	3,133,801
Steel Dynamics, Inc.	248,123	4,262,753
United States Steel Corp.	146,900	1,530,698
Worthington Industries, Inc.	48,510	1,284,545

		21,746,097

Paper & Forest Products (0.3%)
Domtar Corp.	64,930	2,321,247
Louisiana-Pacific Corp.*	146,566	2,087,100

		4,408,347

Total Materials		97,694,778

Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	96,185	2,400,778

Total Telecommunication Services		2,400,778

Utilities (4.9%)
Electric Utilities (1.8%)
Cleco Corp.	62,018	3,301,838
Great Plains Energy, Inc.	157,611	4,258,649
Hawaiian Electric Industries, Inc.	108,563	3,114,673
IDACORP, Inc.	51,509	3,333,147
OGE Energy Corp.	204,049	5,582,781
PNM Resources, Inc.	82,015	2,300,521
Westar Energy, Inc.	144,382	5,550,044

		27,441,653

Gas Utilities (1.7%)
Atmos Energy Corp.	103,456	6,019,070
National Fuel Gas Co.	85,670	4,281,787
ONE Gas, Inc.	54,000	2,447,820
Questar Corp.	179,530	3,484,677
UGI Corp.	175,255	6,102,379
WGL Holdings, Inc.	51,120	2,948,090

		25,283,823

Independent Power and Renewable Electricity Producers (0.1%)
Talen Energy Corp.*	65,600	662,560

Multi-Utilities (1.0%)
Alliant Energy Corp.	115,633	6,763,374
Black Hills Corp.	45,562	1,883,533
MDU Resources Group, Inc.	198,961	3,422,129
Vectren Corp.	84,642	3,555,811

		15,624,847

Water Utilities (0.3%)
Aqua America, Inc.	180,830	4,786,570

Total Utilities		73,799,453

Total Common Stocks (97.8%) (Cost $954,234,571)		1,484,614,052

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.00%, 10/1/15 #(p)	$1,815,000	1,815,000
0.01%, 11/27/15 #(p)	320,000	319,997

Total Government Securities		2,134,997

	Number of Shares	Value (Note 1)
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	26,658,910	26,658,910

Total Short-Term Investments (1.9%) (Cost $28,793,884)		28,793,907

Total Investments (99.7%) (Cost $983,028,455)		1,513,407,959
Other Assets Less Liabilities (0.3%)		5,290,320

Net Assets (100%)		$1,518,698,279

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,134,997.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	254	December-15	$35,785,218	$34,617,660	$(1,167,558)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$204,946,402	$—	$—	$204,946,402
Consumer Staples	65,722,481	—	—	65,722,481
Energy	50,524,678	—	—	50,524,678
Financials	391,819,744	—	—	391,819,744
Health Care	136,603,734	—	—	136,603,734
Industrials	221,982,823	—	—	221,982,823
Information Technology	239,119,181	—	—	239,119,181
Materials	97,694,778	—	—	97,694,778
Telecommunication Services	2,400,778	—	—	2,400,778
Utilities	73,799,453	—	—	73,799,453
Short-Term Investments	26,658,910	2,134,997	—	28,793,907

Total Assets	$1,511,272,962	$2,134,997	$—	$1,513,407,959

Liabilities:
Futures	$(1,167,558)	$—	$—	$(1,167,558)

Total Liabilities	$(1,167,558)	$—	$—	$(1,167,558)

Total	$1,510,105,404	$2,134,997	$—	$1,512,240,401

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$613,752,682
Aggregate gross unrealized depreciation	(84,121,202)

Net unrealized appreciation	$529,631,480

Federal income tax cost of investments	$983,776,479

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT TERM DEBT SECURITIES:
Certificates of Deposit (5.4%)
Mizuho Bank Ltd./New York
0.32%, 11/19/15	$25,000,000	$25,000,000
Norinchukin Bank/New York
0.28%, 10/19/15	40,000,000	40,000,000

Total Certificates of Deposit		65,000,000

Commercial Paper (51.6%)
American Honda Finance Corp.
0.25%, 12/4/15(p)	40,000,000	39,982,222
Apple, Inc.
0.19%, 11/17/15(n)(p)	40,000,000	39,990,078
Emerson Electric Co.
0.25%, 11/30/15(n)(p)	40,000,000	39,983,334
Exxon Mobil Corp.
0.09%, 10/5/15(p)	40,000,000	39,999,511
General Electric Co.
0.00%, 10/1/15(p)	45,000,000	45,000,000
HSBC USA, Inc.
0.00%, 10/1/15(n)(p)	30,000,000	30,000,000
John Deere Financial Ltd.
0.19%, 11/5/15(n)(p)	40,000,000	39,992,222
MetLife Short Term Funding LLC
0.26%, 12/1/15(n)(p)	40,000,000	39,982,378
Microsoft Corp.
0.21%, 11/18/15(n)(p)	40,000,000	39,988,800
Mitsubishi UFJ Trust & Banking Corp./New York
0.30%, 12/8/15(n)(p)	40,000,000	39,977,334
National Australia Bank Ltd.
0.24%, 11/9/15(n)(p)	40,000,000	39,989,383
Pfizer, Inc.
0.08%, 10/5/15(n)(p)	40,000,000	39,999,556
Sumitomo Mitsui Banking Corp.
0.31%, 11/30/15(n)(p)	40,000,000	39,979,333
Sumitomo Mitsui Trust Bank Ltd./New York
0.33%, 12/3/15(n)(p)	40,000,000	39,976,900
Toyota Motor Credit Corp.
0.22%, 11/3/15(p)	30,000,000	29,993,675
Unilever Capital Corp.
0.22%, 11/30/15(n)(p)	40,000,000	39,985,333

Total Commercial Paper		624,820,059

Government Securities (45.9%)
Federal Home Loan Bank
0.17%, 11/12/15(o)(p)	50,000,000	49,990,083
Federal Home Loan Mortgage Corp.
0.17%, 12/3/15(o)(p)	46,650,000	46,635,713
U.S. Treasury Bills
0.00%, 10/1/15(p)	150,000,000	150,000,000
0.07%, 11/5/15(p)	80,000,000	79,994,556
0.09%, 11/12/15(p)	80,000,000	79,991,600
0.01%, 2/4/16(p)	150,000,000	149,994,750

Total Government Securities		556,606,702

Time Deposits (9.4%)
Canadian Imperial Bank of Commerce
0.02%, 10/1/15	58,000,000	58,000,000
Royal Bank of Canada
0.03%, 10/1/15	56,000,000	56,000,000

Total Time Deposits		114,000,000

Total Investments (112.3%) (Amortized Cost $1,360,426,761)		1,360,426,761
Other Assets Less Liabilities (-12.3%)		(148,502,977)

Net Assets (100%)		$1,211,923,784

Federal Income Tax Cost of Investments		$1,360,426,761

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2015.

(p)	Yield to maturity.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments	$—	$1,360,426,761	$—	$1,360,426,761

Total Assets	$—	$1,360,426,761	$—	$1,360,426,761

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,360,426,761	$—	$1,360,426,761

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

See Notes to Financial Statements.

2

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.3%)
Automobiles (5.1%)
Tesla Motors, Inc.*	179,710	$44,639,964

Hotels, Restaurants & Leisure (3.5%)
Chipotle Mexican Grill, Inc.*	7,497	5,399,714
Dunkin’ Brands Group, Inc.	527,977	25,870,873

		31,270,587

Internet & Catalog Retail (2.9%)
TripAdvisor, Inc.*	67,400	4,247,548
Vipshop Holdings Ltd. (ADR)*	420,095	7,057,596
Zalando SE*§	223,863	7,414,703
zulily, Inc., Class A*	382,872	6,661,973

		25,381,820

Specialty Retail (1.0%)
Ulta Salon Cosmetics & Fragrance, Inc.*	54,556	8,911,723

Textiles, Apparel & Luxury Goods (3.8%)
lululemon athletica, Inc.*	223,398	11,315,108
Michael Kors Holdings Ltd.*	345,700	14,602,368
Under Armour, Inc., Class A*	77,783	7,527,839

		33,445,315

Total Consumer Discretionary		143,649,409

Consumer Staples (7.0%)
Beverages (3.0%)
Monster Beverage Corp.*	198,548	26,831,777

Food Products (4.0%)
Keurig Green Mountain, Inc.	236,850	12,349,359
Mead Johnson Nutrition Co.	323,974	22,807,769

		35,157,128

Total Consumer Staples		61,988,905

Financials (9.0%)
Consumer Finance (2.4%)
LendingClub Corp.*	1,584,572	20,963,887

Diversified Financial Services (6.6%)
McGraw Hill Financial, Inc.	312,228	27,007,722
MSCI, Inc.	527,273	31,351,653

		58,359,375

Total Financials		79,323,262

Health Care (20.6%)
Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc.*	57,749	4,640,710
Intrexon Corp.*	98,194	3,122,569
Seattle Genetics, Inc.*	72,820	2,807,939

		10,571,218

Health Care Equipment & Supplies (4.8%)
DexCom, Inc.*	100,149	8,598,793
Intuitive Surgical, Inc.*	74,299	34,146,335

		42,745,128

Health Care Technology (3.8%)
athenahealth, Inc.*	248,726	33,167,612

Life Sciences Tools & Services (4.7%)
Illumina, Inc.*	235,026	41,322,271

Pharmaceuticals (6.1%)
Endo International plc*	391,499	27,123,051
Zoetis, Inc.	643,618	26,504,189

		53,627,240

Total Health Care		181,433,469

Industrials (7.3%)
Aerospace & Defense (1.2%)
TransDigm Group, Inc.*	50,266	10,677,001

Air Freight & Logistics (0.4%)
XPO Logistics, Inc.*	164,795	3,927,065

Electrical Equipment (0.5%)
SolarCity Corp.*	98,379	4,201,767

Professional Services (5.2%)
IHS, Inc., Class A*	190,819	22,135,004
Verisk Analytics, Inc., Class A*	314,101	23,215,205

		45,350,209

Total Industrials		64,156,042

Information Technology (34.7%)
Communications Equipment (1.0%)
Palo Alto Networks, Inc.*	52,317	8,998,524

Internet Software & Services (16.1%)
Autohome, Inc. (ADR)*	298,286	9,703,243
LinkedIn Corp., Class A*	209,218	39,778,618
MercadoLibre, Inc.	79,627	7,250,835
Pandora Media, Inc.*	507,652	10,833,294
Twitter, Inc.*	1,312,339	35,354,413
Yelp, Inc.*	126,229	2,734,120
Youku Tudou, Inc. (ADR)*	494,871	8,724,576
Zillow Group, Inc., Class A*	324,625	9,326,476
Zillow Group, Inc., Class C*	649,250	17,529,750

		141,235,325

IT Services (4.9%)
FleetCor Technologies, Inc.*	166,909	22,970,017
Gartner, Inc.*	237,242	19,911,721

		42,881,738

Software (12.4%)
FireEye, Inc.*	247,945	7,889,610
Mobileye N.V.*	99,204	4,511,798
NetSuite, Inc.*	95,253	7,991,727
ServiceNow, Inc.*	361,555	25,109,995
Splunk, Inc.*	526,507	29,142,162
Tableau Software, Inc., Class A*	111,045	8,859,170
Workday, Inc., Class A*	372,114	25,623,770

		109,128,232

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.*	145,779	1,683,747
Stratasys Ltd.*	50,679	1,342,487

		3,026,234

Total Information Technology		305,270,053

Total Common Stocks (94.9%) (Cost $732,595,203)		835,821,140

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc.
0.000%*†	1,405,653	—

Total Preferred Stock (0.0%) (Cost $3,514,131)		—

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (2.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	24,455,112	$24,455,112

Total Short-Term Investment (2.8%) (Cost $24,455,112)		24,455,112

Total Investments (97.7%) (Cost $760,564,446)		860,276,252
Other Assets Less Liabilities (2.3%)		19,928,262

Net Assets (100%)		$880,204,514

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $7,414,703 or 0.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$136,234,706	$7,414,703	$—		$143,649,409
Consumer Staples	61,988,905	—	—		61,988,905
Financials	79,323,262	—	—		79,323,262
Health Care	181,433,469	—	—		181,433,469
Industrials	64,156,042	—	—		64,156,042
Information Technology	305,270,053	—	—		305,270,053
Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—
Short-Term Investments	24,455,112	—	—		24,455,112

Total Assets	$852,861,549	$7,414,703	$—		$860,276,252

Total Liabilities	$—	$—	$—		$—

Total	$852,861,549	$7,414,703	$—		$860,276,252

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$217,826,624
Aggregate gross unrealized depreciation	(118,123,314)

Net unrealized appreciation	$99,703,310

Federal income tax cost of investments	$760,572,942

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.9%)
Ambev S.A. (ADR)	63,320	$310,268
Embraer S.A. (ADR)	47,166	1,206,506

		1,516,774

Cayman Islands (0.1%)
Theravance Biopharma, Inc.*	10,654	117,087

China (1.4%)
JD.com, Inc. (ADR)*	64,108	1,670,654
Qihoo 360 Technology Co., Ltd. (ADR)*	13,600	650,488

		2,321,142

Denmark (0.2%)
FLSmidth & Co. A/S	11,439	380,346

France (6.8%)
Airbus Group SE	59,799	3,551,822
Kering	12,394	2,028,610
LVMH Moet Hennessy Louis Vuitton SE	19,131	3,264,554
Societe Generale S.A.	35,344	1,581,010
Technip S.A.	25,071	1,184,512

		11,610,508

Germany (8.7%)
Allianz SE (Registered)	17,989	2,819,513
Bayer AG (Registered)	20,476	2,617,003
Bayerische Motoren Werke (BMW) AG (Preference)(q)	38,458	2,640,606
Deutsche Bank AG (Registered)	63,599	1,709,776
Linde AG	9,605	1,555,862
SAP SE	43,606	2,821,152
Siemens AG (Registered)	8,834	789,258

		14,953,170

India (3.6%)
DLF Ltd.	1,167,046	2,458,741
ICICI Bank Ltd. (ADR)	276,135	2,314,011
Zee Entertainment Enterprises Ltd.	229,246	1,374,653

		6,147,405

Ireland (0.6%)
Shire plc	16,358	1,116,500

Italy (1.7%)
Banca Monte dei Paschi di Siena S.p.A.*	466,366	833,261
Brunello Cucinelli S.p.A.	29,543	536,020
Prysmian S.p.A.	33,347	689,832
Tod’s S.p.A.	10,597	929,781

		2,988,894

Japan (11.9%)
Dai-ichi Life Insurance Co., Ltd.	147,363	2,356,677
FANUC Corp.	6,982	1,076,409
KDDI Corp.	106,147	2,377,091
Keyence Corp.	5,289	2,368,085
Kyocera Corp.	41,840	1,919,934
Murata Manufacturing Co., Ltd.	27,717	3,599,555
Nidec Corp.	36,464	2,512,246
Nintendo Co., Ltd.	2,900	489,931
Nomura Holdings, Inc.	145,300	843,063
Sumitomo Mitsui Financial Group, Inc.	49,844	1,897,436
Suzuki Motor Corp.	31,200	964,030

		20,404,457

Mexico (0.6%)
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	10,832	966,756

Spain (3.4%)
Banco Bilbao Vizcaya Argentaria S.A.	192,078	1,629,149
Industria de Diseno Textil S.A.	97,269	3,258,476
Repsol S.A.	75,535	880,188

		5,767,813

Sweden (3.0%)
Assa Abloy AB, Class B	142,806	2,565,050
Telefonaktiebolaget LM Ericsson, Class B	262,499	2,585,753

		5,150,803

Switzerland (5.0%)
Credit Suisse Group AG (Registered)*	83,737	2,014,519
Nestle S.A. (Registered)	24,142	1,818,050
Roche Holding AG	5,972	1,578,722
UBS Group AG (Registered)	174,203	3,228,176

		8,639,467

United Kingdom (4.3%)
Circassia Pharmaceuticals plc*	276,858	1,227,886
Earthport plc*	384,910	233,393
Prudential plc	136,728	2,890,507
Unilever plc	73,518	2,994,796

		7,346,582

United States (44.8%)
3M Co.	16,267	2,306,173
ACADIA Pharmaceuticals, Inc.*	31,860	1,053,610
Adobe Systems, Inc.*	41,310	3,396,508
Aetna, Inc.	37,122	4,061,518
Altera Corp.	69,617	3,486,419
Anthem, Inc.	20,645	2,890,300
Biogen, Inc.*	6,130	1,788,795
BioMarin Pharmaceutical, Inc.*	13,640	1,436,565
Bluebird Bio, Inc.*	9,990	854,645
Celldex Therapeutics, Inc.*	84,430	889,892
Cigna Corp.	3,190	430,714
Citigroup, Inc.	72,916	3,617,363
Clovis Oncology, Inc.*	11,830	1,087,887
Colgate-Palmolive Co.	59,493	3,775,426
eBay, Inc.*	68,777	1,680,910
Emerson Electric Co.	24,608	1,086,935
Facebook, Inc., Class A*	31,445	2,826,906
FNF Group	38,668	1,371,554
Gilead Sciences, Inc.	23,455	2,303,047
Goldman Sachs Group, Inc.	14,458	2,512,222
Google, Inc., Class A*	5,087	3,247,388
Google, Inc., Class C*	5,279	3,211,849
Humana, Inc.	430	76,970
International Game Technology plc (Italian Stock Exchange)	9,210	141,189
International Game Technology plc (New York Stock Exchange)	43,669	669,446
Intuit, Inc.	33,555	2,978,006
MacroGenics, Inc.*	23,220	497,372
Maxim Integrated Products, Inc.	92,069	3,075,105
McDonald’s Corp.	9,600	945,888
McGraw Hill Financial, Inc.	47,274	4,089,201
Medivation, Inc.*	14,346	609,705
PayPal Holdings, Inc.*	68,777	2,134,838
St. Jude Medical, Inc.	17,512	1,104,832
SunEdison, Inc.*	154,050	1,106,079
Theravance, Inc.	8,598	61,734
Tiffany & Co.	26,502	2,046,484
United Parcel Service, Inc., Class B	23,248	2,294,345
Vertex Pharmaceuticals, Inc.*	6,808	708,985

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Walt Disney Co.	31,557	$3,225,125
Zimmer Biomet Holdings, Inc.	18,336	1,722,301

		76,804,231

Total Common Stocks (97.0%) (Cost $132,496,730)		166,231,935

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd.,
6.000%
(Cost $—)	3,575,691	49,027

SHORT-TERM INVESTMENT:
Investment Company (2.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,063,417	4,063,417

Total Short-Term Investment (2.4%) (Cost $4,063,417)		4,063,417

Total Investment (99.4%) (Cost $136,560,147)		170,344,379
Other Assets Less Liabilities (0.6%)		1,082,033

Net Assets (100%)		$171,426,412

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$23,744,543	13.8%
Consumer Staples	9,865,296	5.7
Energy	2,064,700	1.2
Financials	38,166,179	22.3
Health Care	28,236,070	16.5
Industrials	18,458,922	10.8
Information Technology	41,812,299	24.4
Investment Company	4,063,417	2.4
Materials	1,555,862	0.9
Telecommunication Services	2,377,091	1.4
Cash and Other	1,082,033	0.6

		100.0%

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,698,786	$14,996,730	$—	$23,695,516
Consumer Staples	5,052,450	4,812,846	—	9,865,296
Energy	—	2,064,700	—	2,064,700
Financials	13,904,351	24,261,828	—	38,166,179
Health Care	21,695,959	6,540,111	—	28,236,070
Industrials	6,893,959	11,564,963	—	18,458,922
Information Technology	27,794,496	14,017,803	—	41,812,299
Materials	—	1,555,862	—	1,555,862
Telecommunication Services	—	2,377,091	—	2,377,091
Preferred Stocks
Consumer Discretionary	—	49,027	—	49,027
Short-Term Investments	4,063,417	—	—	4,063,417

Total Assets	$88,103,418	$82,240,961	$—	$170,344,379

Total Liabilities	$—	$—	$—	$—

Total	$88,103,418	$82,240,961	$—	$170,344,379

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,136,467
Aggregate gross unrealized depreciation	(7,959,121)

Net unrealized appreciation	$33,177,346

Federal income tax cost of investments	$137,167,033

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.3%)
Asset-Backed Securities (4.7%)
Carlyle Global Market Strategies CLO LLC,
Series 2012-1A AR
1.505%, 4/20/22(l)§		$250,000	$249,310
CIFC Funding Ltd.,
Series 2012-2A A1R
1.682%, 12/5/24(l)§		200,000	199,964
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE1 M3
1.169%, 5/25/35(l)		185,450	172,235
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2
1.244%, 9/25/34(l)		152,567	143,590
Doral CLO II Ltd.,
Series 2012-2A A1R
1.532%, 5/26/23(l)§		234,546	233,143
Highlander Euro CDO III B.V.,
Series 2007-3X A
0.206%, 5/1/23(l)(m)	EUR	159,283	174,250
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1 A1
0.354%, 5/25/36(l)		$48,106	45,940
Series 2006-NC1 A1
0.364%, 4/25/36(l)		77,241	71,068
Series 2007-CH2 AV1
0.354%, 1/25/37(l)		68,676	65,290
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1 M5
0.584%, 8/25/36(l)		200,000	171,741
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
0.664%, 1/25/36(l)		200,000	154,860
Option One Mortgage Loan Trust,
Series 2004-3 M2
1.049%, 11/25/34(l)		41,965	39,011
RAAC Trust,
Series 2007-SP3 A1
1.394%, 9/25/47(l)		70,533	67,776
RAMP Trust,
Series 2006-RZ4 A2
0.374%, 10/25/36(l)		175,194	172,377
Structured Asset Securities Corp Mortgage Loan Trust,
Series 2007-WF2 A1
1.194%, 8/25/37(l)		64,189	58,265
Symphony CLO VIII LP,
Series 2012-8AR AR
1.383%, 1/9/23(l)§		246,241	246,187
Voya CLO Ltd.,
Series 2012-2AR AR
1.589%, 10/15/22(l)§		100,000	99,658

			2,364,665

Non-Agency CMO (0.6%)
Citigroup Mortgage Loan Trust, Inc.,
Series 2009-6 4A1
2.760%, 4/25/37(l)§		35,288	35,263
Downey Savings & Loan Association Mortgage Loan Trust,
Series 2005 - AR6 2A1A
0.506%, 10/19/45(l)		120,604	100,695
Hercules Eclipse plc,
Series 2006-4 A
0.821%, 10/25/18(l)(m)	GBP	31,405	46,679
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
2.592%, 4/25/35(l)		$80,763	79,503
Lehman Mortgage Trust,
Series 2005-3 4A1
5.379%, 1/25/36(l)		52,010	47,481

			309,621

Total Asset-Backed and Mortgage-Backed Securities			2,674,286

Corporate Bonds (12.3%)
Consumer Discretionary (1.7%)
Media (1.3%)
CCO Safari II LLC
4.464%, 7/23/22§		200,000	199,440
DISH DBS Corp.
7.125%, 2/1/16		200,000	200,875
Reed Elsevier Investments plc
5.625%, 10/20/16	GBP	100,000	157,380
Univision Communications, Inc.
5.125%, 2/15/25§		$100,000	93,500

			651,195

Specialty Retail (0.4%)
Home Depot, Inc.
2.625%, 6/1/22		200,000	199,951

Total Consumer Discretionary			851,146

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Chesapeake Energy Corp.
3.539%, 4/15/19(l)		100,000	71,250
Petrobras Global Finance B.V.
2.694%, 3/17/17(l)		200,000	172,000
Sabine Pass LNG LP
7.500%, 11/30/16		200,000	203,000

Total Energy			446,250

Financials (6.5%)
Banks (5.1%)
Banca Monte dei Paschi di Siena S.p.A.
3.625%, 4/1/19(m)	EUR	200,000	225,061
Banco Popular Espanol S.A.
11.500%, 10/10/18(l)(m)		100,000	120,121
Bank of America Corp.
5.750%, 12/1/17		$100,000	108,283
2.600%, 1/15/19		100,000	100,806
4.100%, 7/24/23		100,000	104,016
Barclays Bank plc
7.625%, 11/21/22		600,000	673,500
Credit Agricole S.A.
8.125%, 9/19/33(l)(m)		200,000	220,500
Credit Suisse Group Funding Guernsey Ltd.
3.750%, 3/26/25§		550,000	533,413
JPMorgan Chase & Co.
0.845%, 4/25/18(l)		200,000	198,889
Lloyds Bank plc
1.750%, 5/14/18		100,000	99,781
UBS Group Funding Jersey Ltd.
2.950%, 9/24/20§		200,000	200,369

			2,584,739

Capital Markets (0.6%)
Goldman Sachs Group, Inc.
3.500%, 1/23/25		100,000	98,267
3.750%, 5/22/25		200,000	199,764

			298,031

Consumer Finance (0.6%)
Ally Financial, Inc.
3.500%, 7/18/16		100,000	100,250

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
5.500%, 2/15/17		$200,000	$204,500

			304,750

Real Estate Management & Development (0.2%)
Vonovia Finance B.V.
3.200%, 10/2/17(b)(m)		100,000	102,188

Total Financials			3,289,708

Health Care (2.6%)
Biotechnology (0.4%)
Baxalta, Inc.
2.875%, 6/23/20§		100,000	100,074
4.000%, 6/23/25§		100,000	100,217

			200,291

Health Care Equipment & Supplies (1.0%)
Medtronic, Inc.
4.375%, 3/15/35		100,000	100,850
Zimmer Biomet Holdings, Inc.
2.000%, 4/1/18		400,000	400,644

			501,494

Pharmaceuticals (1.2%)
AbbVie, Inc.
1.800%, 5/14/18		100,000	99,894
2.500%, 5/14/20		100,000	99,334
Actavis Funding SCS
1.850%, 3/1/17		100,000	100,233
1.416%, 3/12/18(l)		100,000	99,648
2.350%, 3/12/18		100,000	100,441
3.450%, 3/15/22		100,000	98,340

			597,890

Total Health Care			1,299,675

Information Technology (0.2%)
IT Services (0.2%)
Hewlett Packard Enterprise Co.
2.450%, 10/5/17§		50,000	49,972
2.850%, 10/5/18§		50,000	49,936

Total Information Technology			99,908

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
Altice Financing S.A.
5.250%, 2/15/23§	EUR	200,000	218,418

Total Telecommunication Services			218,418

Total Corporate Bonds			6,205,105

Government Securities (132.2%)
Foreign Governments (65.6%)
Athens Urban Transportation Organisation
4.851%, 9/19/16	EUR	200,000	190,586
Australia Government Bond
3.000%, 9/20/25 (m)	AUD	200,000	173,430
1.250%, 2/21/22 (m)		100,000	73,970
Autonomous Community of Catalonia
4.750%, 6/4/18	EUR	100,000	117,831
Brazil Notas do Tesouro Nacional
(Zero Coupon), 1/1/19	BRL	2,300,000	356,180
Canadian Government Bond
1.500%, 12/1/44	CAD	143,157	130,497
1.250%, 12/1/47		516,260	451,337
4.250%, 12/1/21		153,231	147,637
Denmark Government Bond
0.100%, 11/15/23	DKK	3,545,622	547,708
Deutsche Bundesrepublik Inflation Linked Bond
0.750%, 4/15/18 (m)(z)	EUR	455,869	524,634
0.100%, 4/15/46 (m)		70,900	83,416
Federative Republic of Brazil
(Zero Coupon), 10/1/16	BRL	800,000	174,139
France Government Bond OAT
1.000%, 7/25/17 (m)(z)	EUR	113,434	131,090
0.250%, 7/25/18 (m)(z)		4,097,825	4,720,169
3.500%, 4/25/20 (m)(z)		10,000	12,893
0.100%, 7/25/21 (m)(z)		404,384	470,367
1.100%, 7/25/22 (m)(z)		451,244	561,302
1.800%, 7/25/40 (m)(z)		479,833	730,242
0.250%, 7/25/24 (m)(z)		50,654	59,421
0.700%, 7/25/30 (m)(z)		200,068	242,967
Italy Buoni Poliennali Del Tesoro
2.250%, 4/22/17 (m)(z)		612,983	702,057
1.700%, 9/15/18 (z)		877,378	1,035,528
2.100%, 9/15/21 (m)		540,375	665,217
2.350%, 9/15/24 (m)(z)		2,245,600	2,835,083
2.350%, 9/15/19 (m)		99,384	121,130
2.550%, 9/15/41 (m)		281,793	380,776
Japan Treasury Bill
(Zero Coupon), 12/28/15	JPY	10,000,000	83,236
Mexican Udibonos
4.500%, 12/4/25	MXN	8,725,460	584,273
4.000%, 11/8/46		840,886	52,984
4.500%, 11/22/35		1,593,594	107,385
New Zealand Government Bond
2.000%, 9/20/25 (m)	NZD	600,000	379,709
2.500%, 9/20/35 (m)		100,000	65,882
3.000%, 4/15/20 (m)		100,000	64,713
Republic of Greece
5.250%, 2/1/16	JPY	10,500,000	81,164
Republic of Sweden
0.250%, 6/1/22	SEK	755,131	97,284
Spain Government Bond
0.550%, 11/30/19 (m)	EUR	1,048,835	1,192,594
United Kingdom Gilt
0.125%, 3/22/24 (m)(z)	GBP	4,711,616	7,739,179
1.250%, 11/22/32 (m)(z)		853,338	1,783,722
0.125%, 3/22/44 (m)(z)		627,485	1,228,757
0.125%, 3/22/58 (m)(z)		986,381	2,237,640
0.375%, 3/22/62 (m)(z)		38,460	100,842
0.125%, 3/22/68 (m)(z)		238,557	615,815
0.625%, 11/22/42 (m)(z)		18,296	39,909
0.250%, 3/22/52 (m)(z)		428,244	947,970
United Mexican States
4.000%, 11/15/40	MXN	468,517	29,356

			33,072,021

U.S. Treasuries (66.6%)
U.S. Treasury Bonds
2.375%, 1/15/25 TIPS		$797,637	917,763
2.000%, 1/15/26 TIPS		1,996,017	2,239,524
1.750%, 1/15/28 TIPS		1,469,542	1,624,443
2.500%, 1/15/29 TIPS		111,157	133,303
3.875%, 4/15/29 TIPS		290,346	400,322
2.125%, 2/15/41 TIPS		294,243	348,814
0.750%, 2/15/42 TIPS		105,618	92,489
1.375%, 2/15/44 TIPS		2,017,300	2,047,433
U.S. Treasury Notes
2.000%, 1/15/16 TIPS		721,452	719,331
0.125%, 4/15/16 TIPS		1,621,800	1,605,075
2.500%, 7/15/16 TIPS		484,513	492,333
2.375%, 1/15/17 TIPS		118,342	121,504
0.125%, 4/15/17 TIPS		703,989	701,206
2.625%, 7/15/17 TIPS		230,298	241,165
0.125%, 4/15/18 TIPS		1,961,598	1,959,441
0.125%, 4/15/19 TIPS		6,416,550	6,394,788
0.125%, 4/15/20 TIPS		3,057,300	3,038,772

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
1.125%, 1/15/21 TIPS	$32,729	$34,021
0.625%, 7/15/21 TIPS	1,164,768	1,181,143
2.125%, 9/30/21	100,000	102,898
0.125%, 1/15/22 TIPS	73,810	71,966
0.125%, 7/15/22 TIPS	757,587	739,155
0.125%, 1/15/23 TIPS	1,566,404	1,510,990
0.375%, 7/15/23 TIPS	922,959	907,627
0.625%, 1/15/24 TIPS	2,250,182	2,239,757
0.125%, 7/15/24 TIPS	1,809,162	1,726,600
0.250%, 1/15/25 TIPS	302,280	289,739
0.375%, 7/15/25 TIPS	1,710,829	1,666,612

		33,548,214

Total Government Securities		66,620,235

Total Long-Term Debt Securities (149.8%) (Cost $76,044,119)		75,499,626

SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.5%)
Banco Bilbao Vizcaya Argentaria/New York
1.04%, 10/23/15 (p)	250,000	250,025

Government Security (0.8%)
Federal Home Loan Bank
0.07%, 2/8/16 (o)(p)	400,000	399,892

Total Short-Term Investments (1.3%) (Cost $649,753)		649,917

	Number of Contracts	Value (Note 1)
OPTION PURCHASED:
Put Option Purchased (0.0%)
Eurodollar
December 2015 @ $99.38*	48	300

Total Options Purchased (0.0%) (Cost $3,257)		300

Total Investments (151.1%) (Cost $76,697,129)		76,149,843
Other Assets Less Liabilities (-51.1%)		(25,762,496)

Net Assets (100%)		$50,387,347

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $2,608,864 or 5.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2015.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2015, the market value of these securities amounted to $29,773,695 or 59.1% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2015.

(p)	Yield to maturity.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CMO — Collateralized Mortgage Obligation

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Security

Country Diversification

As a Percentage of Total Net Assets

Australia	0.5%
Brazil	1.1
Canada	1.5
Cayman Islands	2.0
Denmark	1.1
France	14.2
Germany	1.2
Greece	0.5
Guernsey	1.1
Italy	11.8
Japan	0.2
Luxembourg	1.2
Mexico	1.5
Netherlands	0.9
New Zealand	1.0
Spain	3.3
Sweden	0.2
Switzerland	0.4
United Kingdom	31.1
United States	76.3
Cash and Other	(51.1)

100.0%

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
5 Year U.S. Treasury Notes	20	December-15	$2,402,678	$2,410,312	$7,634
Euro-BTP	2	December-15	299,092	304,581	5,489

					$13,123

Sales
10 Year U.S. Treasury Notes	13	December-15	$1,665,235	$1,673,547	$(8,312)
90 Day Eurodollar	1	December-15	247,719	248,963	(1,244)
90 Day Eurodollar	8	March-16	1,976,648	1,989,600	(12,952)
90 Day Eurodollar	4	June-16	985,697	993,550	(7,853)
90 Day Eurodollar	7	September-16	1,720,796	1,736,175	(15,379)
90 Day Eurodollar	16	December-16	3,937,608	3,962,200	(24,592)
90 Day Eurodollar	5	March-17	1,228,825	1,236,625	(7,800)
Euro-Bund	9	December-15	1,547,952	1,570,740	(22,788)
U.S. Long Bond	12	December-15	1,866,644	1,888,125	(21,481)
U.S. Ultra Bond	5	December-15	816,283	802,031	14,252

					$(108,149)

					$(95,026)

At September 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Bank of America	1,812	$456,992	$490,509	$(33,517)
Brazilian Real vs. U.S. Dollar, expiring 11/4/15	Deutsche Bank AG	901	224,633	222,651	1,982
British Pound vs. U.S. Dollar, expiring 10/2/15	Bank of America	2,339	3,538,323	3,613,898	(75,575)
British Pound vs. U.S. Dollar, expiring 10/2/15	Bank of America	506	766,020	769,844	(3,824)
British Pound vs. U.S. Dollar, expiring 11/3/15	Bank of America	158	238,977	240,009	(1,032)
British Pound vs. U.S. Dollar, expiring 11/3/15	JPMorgan Chase Bank	59	89,238	89,627	(389)
Canadian Dollar vs. U.S. Dollar, expiring 10/2/15	JPMorgan Chase Bank	685	513,301	513,997	(696)
Canadian Dollar vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	122	91,401	91,517	(116)
European Union Euro vs. U.S. Dollar, expiring 10/2/15	Credit Suisse	693	774,358	785,589	(11,231)
European Union Euro vs. U.S. Dollar, expiring 10/2/15	Credit Suisse	72	80,453	81,474	(1,021)
European Union Euro vs. U.S. Dollar, expiring 10/2/15	Credit Suisse	110	122,914	123,613	(699)
European Union Euro vs. U.S. Dollar, expiring 10/2/15	JPMorgan Chase Bank	199	222,363	225,104	(2,741)
European Union Euro vs. U.S. Dollar, expiring 10/2/15	JPMorgan Chase Bank	220	245,828	247,966	(2,138)
European Union Euro vs. U.S. Dollar, expiring 10/7/15	JPMorgan Chase Bank	4,050	4,525,788	4,553,258	(27,470)
European Union Euro vs. U.S. Dollar, expiring 11/3/15	Bank of America	56	62,605	62,626	(21)
European Union Euro vs. U.S. Dollar, expiring 11/3/15	Credit Suisse	586	655,120	658,294	(3,174)
European Union Euro vs. U.S. Dollar, expiring 11/3/15	JPMorgan Chase Bank	57	63,723	63,945	(222)
Japanese Yen vs. U.S. Dollar, expiring 11/4/15	Credit Suisse	28,000	233,497	233,587	(90)
Mexican Peso vs. U.S. Dollar, expiring 12/18/15	Bank of America	1,640	96,405	96,070	335

					$(161,639)

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	466	$328,680	$326,348	$2,332
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Bank of America	663	180,000	167,355	12,645
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Credit Suisse	147	40,000	37,145	2,855
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	901	224,929	227,284	(2,355)
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	JPMorgan Chase Bank	100	27,759	25,208	2,551
Brazilian Real vs. U.S. Dollar, expiring 1/5/16	Bank of America	1,487	446,344	362,846	83,498
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	Bank of America	400	101,497	90,607	10,890
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	400	101,061	90,607	10,454
British Pound vs. U.S. Dollar, expiring 10/2/15	Credit Suisse	2,690	4,147,413	4,069,866	77,547
British Pound vs. U.S. Dollar, expiring 10/2/15	JPMorgan Chase Bank	155	237,356	234,476	2,880
British Pound vs. U.S. Dollar, expiring 11/3/15	Bank of America	506	769,726	765,901	3,825
British Pound vs. U.S. Dollar, expiring 11/3/15	JPMorgan Chase Bank	60	91,326	90,751	575
Canadian Dollar vs. U.S. Dollar, expiring 10/2/15	Credit Suisse	685	514,920	513,301	1,619
Canadian Dollar vs. U.S. Dollar, expiring 11/3/15	JPMorgan Chase Bank	685	513,903	513,216	687
Canadian Dollar vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	359	270,450	268,960	1,490
Danish Krone vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	3,370	499,538	505,175	(5,637)
European Union Euro vs. U.S. Dollar, expiring 10/2/15	Bank of America	14	15,634	15,644	(10)
European Union Euro vs. U.S. Dollar, expiring 10/2/15	Credit Suisse	467	537,317	521,826	15,491
European Union Euro vs. U.S. Dollar, expiring 10/2/15	Credit Suisse	9,068	10,333,572	10,133,113	200,459
European Union Euro vs. U.S. Dollar, expiring 11/3/15	Bank of America	8,255	9,269,602	9,229,224	40,378
Japanese Yen vs. U.S. Dollar, expiring 10/2/15	Credit Suisse	28,000	232,935	233,401	(466)
Japanese Yen vs. U.S. Dollar, expiring 10/26/15	Credit Suisse	12,010	100,000	100,145	(145)
Japanese Yen vs. U.S. Dollar, expiring 11/4/15	Credit Suisse	28,000	233,586	233,496	90
Japanese Yen vs. U.S. Dollar, expiring 11/4/15	Deutsche Bank AG	28,000	233,009	233,496	(487)
Korean Won vs. U.S. Dollar, expiring 10/20/15	Credit Suisse	129,979	114,172	109,577	4,595
Korean Won vs. U.S. Dollar, expiring 10/20/15	JPMorgan Chase Bank	143,064	120,000	120,608	(608)
Mexican Peso vs. U.S. Dollar, expiring 12/18/15	Credit Suisse	16,235	953,682	954,380	(698)
New Zealand Dollar vs. U.S. Dollar, expiring 11/12/15	Bank of America	777	491,021	495,215	(4,194)
Singapore Dollar vs. U.S. Dollar, expiring 10/9/15	Credit Suisse	100	70,983	70,258	725
Singapore Dollar vs. U.S. Dollar, expiring 10/9/15	JPMorgan Chase Bank	85	60,552	59,719	833
Swedish Krona vs. U.S. Dollar, expiring 11/12/15	Deutsche Bank AG	750	86,455	89,691	(3,236)
Taiwan Dollar vs. U.S. Dollar, expiring 10/20/15	Deutsche Bank AG	3,906	120,001	118,630	1,371

					$459,954

					$298,315

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Options Written:

Options written for the nine months September 30, 2015 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2015	9	$5,348
Options Written	90	34,068
Options Terminated in Closing Purchase Transactions	(99)	(39,416)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - September 30, 2015	—	$—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$2,364,665	$—	$2,364,665
Non-Agency CMO	—	309,621	—	309,621
Corporate Bonds
Consumer Discretionary	—	851,146	—	851,146
Energy	—	446,250	—	446,250
Financials	—	3,289,708	—	3,289,708
Health Care	—	1,299,675	—	1,299,675
Information Technology	—	99,908	—	99,908
Telecommunication Services	—	218,418	—	218,418
Forward Currency Contracts	—	480,107	—	480,107
Futures	27,375	—	—	27,375
Government Securities
Foreign Governments	—	33,072,021	—	33,072,021
U.S. Treasuries	—	33,548,214	—	33,548,214
Options Purchased
Put Options Purchased	300	—	—	300
Short-Term Investments	—	649,917	—	649,917

Total Assets	$27,675	$76,629,650	$—	$76,657,325

Liabilities:
Forward Currency Contracts	$—	$(181,792)	$—	$(181,792)
Futures	(122,401)	—	—	(122,401)

Total Liabilities	$(122,401)	$(181,792)	$—	$(304,193)

Total	$(94,726)	$76,447,858	$—	$76,353,132

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,006,887
Aggregate gross unrealized depreciation	(1,905,096)

Net unrealized depreciation	$(898,209)

Federal income tax cost of investments	$77,048,052

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (13.6%)
Asset-Backed Securities (7.1%)
ACS Pass Through Trust,
Series 2007-1A G1
0.509%, 6/14/37(b)(l)§	$1,965,549	$1,906,583
Chancelight, Inc.,
Series 2012-2 A
0.924%, 4/25/39(l)§	1,822,032	1,800,276
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC2 A3A
0.274%, 1/25/37(l)	73,757	46,846
CNH Equipment Trust,
Series 2014-B A2
0.480%, 8/15/17	783,880	783,480
Dell Equipment Finance Trust,
Series 2014-1 A2
0.640%, 7/22/16§	2,143,143	2,143,692
Drug Royalty II LP 2,
Series 2014-1 A1
3.139%, 7/15/23(b)(l)§	1,560,017	1,579,477
EFS Volunteer LLC,
Series 2010-1 A1
1.145%, 10/26/26(l)§	381,067	380,860
EFS Volunteer No. 3 LLC,
Series 2012-1 A1
0.794%, 10/25/21(l)§	1,838,143	1,836,807
Ford Credit Auto Owner Trust,
Series 2015-C A2A
0.950%, 8/15/18	3,400,000	3,401,933
GSAA Home Equity Trust,
Series 2007-6 A4
0.494%, 5/25/47(l)	308,747	239,324
National Collegiate Student Loan Trust,
Series 2005-1 A4
0.434%, 11/27/28(l)	1,131,057	1,111,155
Series 2007-1 A2
0.324%, 11/27/28(l)	1,734,214	1,722,836
National Credit Union Administration Guaranteed Notes,
Series 2010-A1 A
0.554%, 12/7/20(l)	1,127,069	1,129,181
Navient Private Education Loan Trust,
Series 2014-CTA A
0.907%, 9/16/24(l)§	4,867,120	4,842,676
Series 2015-2 A2
0.614%, 8/27/29(l)	11,000,000	10,829,563
Series 2015-AA A1
0.707%, 12/15/21(l)§	1,185,916	1,182,051
Nelnet Student Loan Trust,
Series 2005-3 A5
0.439%, 12/24/35(l)	5,800,000	5,528,467
Northstar Education Finance, Inc.,
Series 2012-1 A
0.894%, 12/26/31(l)§	2,633,938	2,589,955
OneMain Financial Issuance Trust,
Series 2015-2A A
2.570%, 7/18/25§	9,000,000	9,053,438
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1
1.456%, 10/1/35(l)	914,762	916,961
SBA Tower Trust,
Series 2014-1A C
2.898%, 10/15/19(b)§	2,000,000	2,006,380
SLC Student Loan Trust,
Series 2005-2 A2
0.417%, 6/15/22(l)	2,014,936	2,011,789
Series 2006-2 A4
0.417%, 6/15/22(l)	319,533	318,309
Series 2006-2 A5
0.437%, 9/15/26(l)	12,750,000	12,391,635
SLM Private Education Loan Trust,
Series 2013-C A1
1.057%, 2/15/22(l)§	2,052,513	2,052,945
SLM Student Loan Trust,
Series 2004-10 A5B
0.695%, 4/25/23(l)§	6,896,077	6,886,017
Series 2005-3 A5
0.385%, 10/25/24(l)	10,169,425	9,916,259
Series 2008-9 A
1.795%, 4/25/23(l)	7,349,261	7,361,809
Series 2010-1 A
0.594%, 3/25/25(l)	5,674,865	5,601,055
Series 2013-3 A2
0.494%, 5/26/20(l)	8,756,480	8,702,616
SMB Private Education Loan Trust,
Series 2015-A A2B
1.207%, 6/15/27(l)§	10,600,000	10,458,615

		120,732,990

Non-Agency CMO (6.5%)
Alternative Loan Trust,
Series 2005-61 2A1
0.474%, 12/25/35(l)	12,924	11,235
Series 2005-62 2A1
1.199%, 12/25/35(l)	117,695	96,495
Series 2006-OA22 A1
0.354%, 2/25/47(l)	393,836	326,536
Series 2007-OA7 A1A
0.374%, 5/25/47(l)	90,426	75,785
American Home Mortgage Assets Trust,
Series 2006-1 2A1
0.384%, 5/25/46(l)	4,317,283	3,163,115
BAMLL Commercial Mortgage Securities Trust,
Series 2014-FL1 A
1.607%, 12/15/31(l)§	2,000,000	1,999,298
Banc of America Commercial Mortgage, Inc.,
Series 2006-2 A4
5.948%, 5/10/45(l)	1,055,474	1,069,138
Series 2006-6 A1A
5.347%, 10/10/45	4,983,375	5,135,641
Series 2006-6 A2
5.309%, 10/10/45	151,044	151,741
Series 2006-6 A3
5.369%, 10/10/45	590,066	593,126
Series 2007-3 A4
5.733%, 6/10/49(l)	906,456	945,151
Series 2007-4 A4
5.935%, 2/10/51(l)	676,307	719,780
Banc of America Mortgage Securities, Inc.,
Series 2004-1 5A1 5A1
6.500%, 9/25/33	5,373	5,499
BBCMS Trust,
Series 2015-RRI A
1.357%, 5/15/32(l)§	6,000,000	5,935,930
Series 2015-SLP A
1.316%, 2/15/28(l)§	13,473,096	13,313,599
BCAP LLC Trust,
Series 2006-AA2 A1
0.364%, 1/25/37(l)	462,819	366,405

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11 1A2
2.595%, 2/25/33(l)	$7,006	$6,539
Series 2003-3 3A2
2.591%, 5/25/33(l)	35,826	35,268
Series 2003-8 2A1
2.725%, 1/25/34(l)	2,774	2,817
Series 2003-8 4A1
2.752%, 1/25/34(l)	11,656	11,437
Series 2004-10 21A1
2.909%, 1/25/35(l)	1,234,416	1,246,377
Series 2005-2 A1
2.680%, 3/25/35(l)	43,520	43,937
Series 2005-2 A2
2.515%, 3/25/35(l)	10,973	10,938
Series 2005-5 A1
2.320%, 8/25/35(l)	14,134	14,276
Series 2005-5 A2
2.260%, 8/25/35(l)	258,624	254,512
Series 2007-3 1A1
2.795%, 5/25/47(l)	3,589,546	3,146,129
Bear Stearns Alt-A Trust,
Series 2005-4 1A1
0.634%, 4/25/35(l)	1,026,701	956,734
Series 2005-7 22A1
2.697%, 9/25/35(l)	1,268,869	1,062,261
Bear Stearns ARM Trust,
Series 2004-10 15A1
2.807%, 1/25/35(l)	93,058	91,816
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10 A4
5.405%, 12/11/40(l)	206,237	206,553
Series 2006-PW11 A4
5.603%, 3/11/39(l)	946,530	950,935
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH A
1.607%, 12/15/27(l)§	4,000,000	3,970,670
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11 A1A
2.660%, 5/25/35(l)	18,049	17,947
Series 2005-11 A2A
2.730%, 10/25/35(l)	301,981	296,710
Series 2005-12 2A1
0.991%, 8/25/35(l)§	542,579	418,463
Series 2005-6 A1
2.210%, 9/25/35(l)	19,080	19,021
Series 2005-6 A2
2.420%, 9/25/35(l)	92,274	90,807
Series 2009-6 4A1
2.760%, 4/25/37(l)§	254,358	254,176
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5
5.617%, 10/15/48	1,967,421	2,015,688
Series 2007-CD4 A1A
5.289%, 12/11/49(l)	890,257	918,325
Series 2007-CD4 A4
5.322%, 12/11/49	17,550,000	18,098,587
COMM Mortgage Trust,
Series 2014-KYO A
1.104%, 6/11/27(l)§	500,000	491,565
Commercial Mortgage Trust,
Series 2007-GG9 A4
5.444%, 3/10/39	2,935,599	3,048,208
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2002-30 M
2.454%, 10/19/32(l)	2,861	2,515
Series 2003-HYB3 7A1
2.617%, 11/19/33(l)	13,537	13,069
Series 2004-12 11A1
2.766%, 8/25/34(l)	217,284	203,847
Series 2005-25 A11
5.500%, 11/25/35	311,182	288,836
Series 2005-3 1A2
0.484%, 4/25/35(l)	163,820	139,715
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2 A1A
5.855%, 3/15/39(l)	2,965,610	2,986,923
Series 2006-C3 A1A
5.998%, 6/15/38(l)	657,933	672,219
Series 2006-C4 A3
5.467%, 9/15/39	1,591,045	1,625,418
Series 2006-C5 A3
5.311%, 12/15/39	4,847,449	4,959,919
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
0.804%, 3/25/32(l)§	732	676
DBRR Trust,
Series 2013-EZ2 A
0.853%, 2/25/45(l)§	51,458	51,451
Deutsche Alt-A Securities, Inc.,
Series 2003-3 3A1
5.000%, 10/25/18	110,891	111,663
Series 2005-AR2 7A1
2.888%, 10/25/35(l)	111,632	92,229
Deutsche Alt-B Securities, Inc.,
Series 2006-AB4 A1B1
0.294%, 10/25/36(l)	1,746	1,075
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
2.242%, 6/25/34(l)	91,806	88,675
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
2.726%, 8/25/35(l)	147,215	129,136
GE Commercial Mortgage Corp. Trust,
Series 2007-C1 A4
5.543%, 12/10/49	694,195	720,517
Greenpoint Mortgage Funding Trust,
Series 2005-AR5 1A1
0.464%, 11/25/45(l)	23,706	19,398
GS Mortgage Securities Corp. II,
Series 2012-GC6 A1
1.282%, 1/10/45	215,505	215,618
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.702%, 9/25/35(l)	74,141	74,477
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
0.436%, 5/19/35(l)	19,060	15,696
Series 2006-1 2A1A
0.456%, 3/19/36(l)	131,843	95,773
Indymac Index Mortgage Loan Trust,
Series 2004-AR11 2A
2.551%, 12/25/34(l)	106,456	101,197
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-CB18 A4
5.440%, 6/12/47	3,198,317	3,315,095
Series 2007-LD11 ASB
5.961%, 6/15/49(l)	490,814	503,732

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
2.763%, 11/21/34(l)	$73,021	$74,209
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	989,544	1,064,797
Mellon Residential Funding Corp.,
Series 2001-TBC1 A1
0.907%, 11/15/31(l)	32,718	31,544
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-2 1A
1.673%, 10/25/35(l)	547,729	525,063
Series 2005-2 2A
2.520%, 10/25/35(l)	640,970	643,503
Series 2005-2 3A
1.197%, 10/25/35(l)	128,772	117,838
Series 2005-3 4A
0.444%, 11/25/35(l)	66,311	60,803
Series 2005-3 5A
0.444%, 11/25/35(l)	106,352	96,899
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A3
5.172%, 12/12/49	1,150,162	1,184,795
Morgan Stanley Capital I, Inc.,
Series 2007-IQ14 A2
5.610%, 4/15/49	100,575	100,831
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.988%, 8/12/45(l)§	1,782,087	1,869,468
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
0.647%, 12/15/30(l)	9,498	8,988
RBSCF Trust,
Series 2010-RR3 CSCB
5.467%, 9/16/39§	694,195	707,995
Reperforming Loan Remic Trust,
Series 2005-R2 1AF1
0.534%, 6/25/35(l)§	38,838	33,070
Residential Accredit Loans, Inc.,
Series 2003-QS1 A9
0.744%, 1/25/33(l)	45,980	45,892
Series 2005-QO1 A1
0.494%, 8/25/35(l)	29,834	22,836
Securitized Asset Sales, Inc.,
Series 1993-6 A5
0.473%, 11/26/23(l)	881	858
Sequoia Mortgage Trust,
Series 10 2A1
0.976%, 10/20/27(l)	3,463	3,159
Series 2003-4 2A1
0.566%, 7/20/33(l)	1,217,332	1,145,459
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
2.560%, 2/25/34(l)	67,115	65,679
Series 2004-19 2A1
1.597%, 1/25/35(l)	25,839	20,535
Series 2005-17 3A1
2.569%, 8/25/35(l)	105,857	98,904
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
0.876%, 10/19/34(l)	51,114	48,166
Series 2005-AR5 A1
0.466%, 7/19/35(l)	111,860	92,829
Series 2005-AR5 A2
0.466%, 7/19/35(l)	152,472	142,538
Series 2006-AR4 2A1
0.384%, 6/25/36(l)	30,624	25,186
Series 2006-AR5 1A1
0.404%, 5/25/46(l)	1,090,971	819,728
Structured Asset Securities Corp.,
Series 2006-11 A1
2.661%, 10/28/35(l)§	4,926	4,895
UBS-Citigroup Commercial Mortgage Trust,
Series 2011-C1 A1
1.524%, 1/10/45	403,845	405,030
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31 A2
5.421%, 4/15/47	96,344	95,963
Series 2007-C31 A5Fl
0.417%, 4/15/47(l)§	5,000,000	4,888,901
Series 2007-C32 A2
5.896%, 6/15/49(l)	390,187	392,386
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3 A1A
5.558%, 3/23/45(l)§	3,385,921	3,433,007
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
1.399%, 11/25/42(l)	4,878	4,463
Series 2002-AR2 A
1.893%, 2/27/34(l)	3,173	3,013
Series 2003-AR1 A5
2.155%, 3/25/33(l)	434,148	434,309
Series 2004-AR1 A
2.433%, 3/25/34(l)	825,917	824,650
Series 2005-AR13 A1A1
0.484%, 10/25/45(l)	122,805	114,847
Series 2005-AR15 A1A1
0.454%, 11/25/45(l)	30,212	28,095
Series 2006-AR15 2A
2.159%, 11/25/46(l)	24,960	22,666
Series 2006-AR3 A1A
1.199%, 2/25/46(l)	47,737	43,749
Series 2006-AR7 3A
2.159%, 7/25/46(l)	132,516	119,316
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1
2.722%, 9/25/34(l)	25,206	25,537
Series 2007-10 1A22
0.694%, 7/25/37(l)	534,207	448,664
WF-RBS Commercial Mortgage Trust,
Series 2012-C6 A1
1.081%, 4/15/45	3,042,929	3,042,519

		111,401,621

Total Asset-Backed and Mortgage-Backed Securities		232,134,611

Corporate Bonds (73.2%)
Consumer Discretionary (4.1%)
Automobiles (2.9%)
BMW U.S. Capital LLC
0.669%, 6/2/17(l)(m)	5,000,000	4,995,581
Daimler Finance North America LLC
0.682%, 3/10/17(l)§	6,000,000	5,944,664
0.640%, 8/1/17(l)§	2,500,000	2,468,635
1.010%, 8/3/17(l)§	5,000,000	4,941,151
0.749%, 3/2/18(l)§	22,000,000	21,670,017
Volkswagen Group of America Finance LLC
0.699%, 5/23/17(l)§	5,340,000	5,094,098
1.250%, 5/23/17§	4,800,000	4,648,867

		49,763,013

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Hotels, Restaurants & Leisure (0.3%)
Marriott International, Inc.
6.200%, 6/15/16	$2,531,000	$2,618,756
Wyndham Worldwide Corp.
2.500%, 3/1/18	1,406,000	1,403,055
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, 3/1/25§	1,000,000	860,000

		4,881,811

Household Durables (0.1%)
Whirlpool Corp.
7.750%, 7/15/16	1,200,000	1,260,093
1.650%, 11/1/17	1,000,000	998,959

		2,259,052

Media (0.6%)
Cox Communications, Inc.
7.250%, 11/15/15	1,800,000	1,812,624
5.875%, 12/1/16§	3,000,000	3,147,120
NBCUniversal Enterprise, Inc.
0.974%, 4/15/18(l)§	1,694,000	1,689,136
Scripps Networks Interactive, Inc.
2.800%, 6/15/20	1,000,000	989,929
Time Warner Cable, Inc.
5.850%, 5/1/17	2,000,000	2,121,007

		9,759,816

Specialty Retail (0.2%)
Lowe’s Cos., Inc.
0.752%, 9/10/19(l)	3,625,000	3,597,049

Total Consumer Discretionary		70,260,741

Consumer Staples (3.8%)
Beverages (0.7%)
SABMiller Holdings, Inc.
2.450%, 1/15/17§	9,025,000	9,134,577
0.990%, 8/1/18(l)§	2,000,000	1,988,332
2.200%, 8/1/18§	500,000	503,899

		11,626,808

Food & Staples Retailing (0.6%)
Walgreens Boots Alliance, Inc.
0.774%, 5/18/16(l)	9,800,000	9,796,887

Food Products (1.5%)
ConAgra Foods, Inc.
0.662%, 7/21/16(l)	21,500,000	21,440,655
Hershey Co.
1.500%, 11/1/16	347,000	349,540
Kraft Heinz Foods Co.
1.600%, 6/30/17§	3,600,000	3,601,747

		25,391,942

Tobacco (1.0%)
Reynolds American, Inc.
1.050%, 10/30/15	6,928,000	6,929,238
3.500%, 8/4/16§	3,000,000	3,049,367
6.750%, 6/15/17	1,787,000	1,935,272
2.300%, 8/21/17(b)§	3,000,000	3,027,394
2.300%, 6/12/18	2,000,000	2,022,127
8.125%, 6/23/19§	436,000	513,219

		17,476,617

Total Consumer Staples		64,292,254

Energy (6.2%)
Energy Equipment & Services (0.1%)
Cameron International Corp.
1.150%, 12/15/16	2,000,000	1,987,288

Oil, Gas & Consumable Fuels (6.1%)
Chevron Corp.
0.851%, 11/15/21(l)	3,612,000	3,592,847
0.864%, 3/3/22(l)	15,000,000	14,683,108
ConocoPhillips Co.
1.221%, 5/15/22(l)	17,950,000	17,802,726
Devon Energy Corp.
0.787%, 12/15/15(l)	18,610,000	18,601,266
Energy Transfer Partners LP
9.700%, 3/15/19	2,000,000	2,389,095
9.000%, 4/15/19	1,500,000	1,769,667
Enterprise Products Operating LLC
3.200%, 2/1/16	3,419,000	3,442,319
Kinder Morgan Energy Partners LP
3.500%, 3/1/16	4,584,000	4,606,618
3.500%, 3/1/21	658,000	625,239
Kinder Morgan Finance Co. LLC
5.700%, 1/5/16	7,700,000	7,772,785
6.000%, 1/15/18§	8,100,000	8,571,467
Magellan Midstream Partners LP
6.550%, 7/15/19	2,000,000	2,267,499
Marathon Oil Corp.
2.700%, 6/1/20	1,500,000	1,450,786
Phillips 66
2.950%, 5/1/17	694,000	709,813
Pioneer Natural Resources Co.
5.875%, 7/15/16	10,400,000	10,708,027
6.650%, 3/15/17	456,000	481,948
Regency Energy Partners LP/Regency Energy Finance Corp.
5.750%, 9/1/20	2,000,000	2,141,845
Southwestern Energy Co.
3.300%, 1/23/18	2,500,000	2,485,149

		104,102,204

Total Energy		106,089,492

Financials (34.6%)
Banks (13.3%)
American Express Bank FSB
0.506%, 6/12/17(l)	1,775,000	1,762,938
Bank of America Corp.
6.500%, 8/1/16	7,875,000	8,225,006
0.939%, 8/25/17(l)	2,000,000	1,994,944
6.875%, 4/25/18	1,500,000	1,677,095
BB&T Corp.
0.960%, 2/1/19(l)	4,138,000	4,112,335
1.004%, 1/15/20(l)	20,000,000	19,911,734
Capital One N.A./Virginia
1.474%, 8/17/18(l)	15,000,000	15,041,985
Citigroup, Inc.
0.603%, 6/9/16(l)	13,200,000	13,155,890
0.985%, 4/27/18(l)	10,000,000	9,964,833
Citizens Bank N.A./Rhode Island
1.600%, 12/4/17	20,000,000	19,831,366
First Horizon National Corp.
5.375%, 12/15/15	18,000,000	18,139,522
JPMorgan Chase & Co.
2.000%, 8/15/17	800,000	806,239
1.195%, 1/25/18(l)	10,750,000	10,795,376
0.834%, 3/1/18(l)	21,000,000	20,850,860
1.249%, 1/23/20(l)	3,000,000	3,003,326
MUFG Union Bank N.A.
0.704%, 5/5/17(l)	15,000,000	14,948,784
Regions Bank/Alabama
7.500%, 5/15/18	395,000	443,117

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 9/14/18	$7,000,000	$7,020,536
U.S. Bancorp
0.695%, 4/25/19(l)	8,000,000	7,926,854
U.S. Bank N.A./Ohio
0.774%, 10/28/19(l)	7,000,000	6,952,417
Wachovia Corp.
0.659%, 10/15/16(l)	2,000,000	1,994,849
Wells Fargo & Co.
0.736%, 9/14/18(l)	36,000,000	35,771,303
1.175%, 7/22/20(l)	1,600,000	1,600,075

		225,931,384

Capital Markets (2.9%)
Goldman Sachs Group, Inc.
1.314%, 10/23/19(l)	3,100,000	3,106,344
1.454%, 4/23/20(l)	25,300,000	25,394,875
1.925%, 11/29/23(l)	13,376,000	13,387,685
Jefferies Group LLC
3.875%, 11/9/15	4,365,000	4,376,782
USAA Capital Corp.
2.450%, 8/1/20(b)§	2,800,000	2,835,113

		49,100,799

Consumer Finance (13.6%)
American Express Credit Corp.
0.890%, 3/18/19(l)	18,000,000	17,859,767
1.062%, 5/26/20(l)	16,100,000	15,979,250
1.386%, 9/14/20(l)	4,000,000	4,005,800
American Honda Finance Corp.
2.125%, 2/28/17§	5,413,000	5,494,541
0.746%, 7/13/18(l)	4,600,000	4,582,236
Ford Motor Credit Co. LLC
1.500%, 1/17/17	1,000,000	996,722
0.852%, 9/8/17(l)	2,220,000	2,191,248
1.166%, 3/12/19(l)	29,100,000	28,659,891
General Motors Financial Co., Inc.
4.750%, 8/15/17	6,475,000	6,761,195
3.000%, 9/25/17	1,400,000	1,421,000
1.643%, 4/10/18(l)	9,700,000	9,709,991
1.849%, 1/15/20(l)	17,400,000	17,314,044
HSBC Finance Corp.
0.754%, 6/1/16(l)	5,137,000	5,128,385
HSBC USA, Inc.
0.924%, 11/13/19(l)	45,000,000	44,566,272
Hyundai Capital America
3.750%, 4/6/16(m)	500,000	506,109
1.875%, 8/9/16§	2,600,000	2,611,817
1.450%, 2/6/17§	9,500,000	9,455,778
4.000%, 6/8/17§	3,480,000	3,600,130
Nissan Motor Acceptance Corp.
1.000%, 3/15/16§	972,000	972,131
1.026%, 9/26/16(l)§	1,500,000	1,500,345
1.950%, 9/12/17§	19,923,000	20,152,117
PACCAR Financial Corp.
1.400%, 11/17/17	13,100,000	13,134,488
Synchrony Financial
1.530%, 2/3/20(l)	11,040,000	10,869,235
Toyota Motor Credit Corp.
0.706%, 3/12/20(l)	4,400,000	4,342,397

		231,814,889

Diversified Financial Services (1.4%)
Bank of America N.A.
0.782%, 6/5/17(l)	18,000,000	17,956,724
Bear Stearns Cos. LLC
6.400%, 10/2/17	2,000,000	2,180,716
4.650%, 7/2/18	2,875,000	3,073,562

		23,211,002

Insurance (0.6%)
American International Group, Inc.
5.050%, 10/1/15	900,000	899,998
Jackson National Life Global Funding
1.250%, 2/21/17§	5,000,000	4,986,559
Loews Corp.
5.250%, 3/15/16	5,000,000	5,098,497

		10,985,054

Real Estate Investment Trusts (REITs) (1.8%)
American Tower Corp.
2.800%, 6/1/20	4,000,000	3,985,214
ERP Operating LP
5.375%, 8/1/16	3,000,000	3,105,393
HCP, Inc.
3.750%, 2/1/16	4,295,000	4,330,941
Kilroy Realty LP
5.000%, 11/3/15	15,000,000	15,048,486
Ventas Realty LP
1.550%, 9/26/16	3,000,000	3,006,668
Weyerhaeuser Co.
6.950%, 8/1/17	902,000	982,444

		30,459,146

Thrifts & Mortgage Finance (1.0%)
Santander Bank N.A.
1.216%, 1/12/18(l)	16,200,000	16,138,056

Total Financials		587,640,330

Health Care (8.8%)
Biotechnology (3.2%)
Amgen, Inc.
2.300%, 6/15/16	3,332,000	3,363,135
2.500%, 11/15/16	5,189,000	5,267,226
0.709%, 5/22/17(l)	14,500,000	14,449,587
5.850%, 6/1/17	4,583,000	4,908,393
0.929%, 5/22/19(l)	1,000,000	995,438
EMD Finance LLC
0.684%, 3/17/17(l)§	18,000,000	17,975,378
Gilead Sciences, Inc.
3.050%, 12/1/16	4,272,000	4,376,045
1.850%, 9/4/18	2,500,000	2,517,650

		53,852,852

Health Care Equipment & Supplies (2.1%)
Becton Dickinson and Co.
0.787%, 6/15/16(l)	22,100,000	22,102,327
Medtronic, Inc.
1.137%, 3/15/20(l)	10,920,000	10,873,362
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	3,000,000	3,019,730

		35,995,419

Health Care Providers & Services (1.2%)
Sutter Health
1.090%, 8/15/53	3,471,000	3,484,717
UnitedHealth Group, Inc.
0.744%, 1/17/17(l)	4,100,000	4,100,159
1.400%, 12/15/17	12,500,000	12,504,614

		20,089,490

Life Sciences Tools & Services (0.6%)
Thermo Fisher Scientific, Inc.
2.250%, 8/15/16	8,784,000	8,863,528
1.300%, 2/1/17	2,000,000	1,996,561

		10,860,089

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (1.7%)
Actavis, Inc.
1.875%, 10/1/17	$4,194,000	$4,195,320
Allergan, Inc.
5.750%, 4/1/16	10,500,000	10,726,121
Mylan, Inc.
1.800%, 6/24/16	4,200,000	4,188,741
1.350%, 11/29/16	1,560,000	1,547,836
Roche Holdings, Inc.
0.667%, 9/30/19(l)§	8,000,000	7,958,927

		28,616,945

Total Health Care		149,414,795

Industrials (2.2%)
Commercial Services & Supplies (0.5%)
President and Fellows of Harvard College
6.000%, 1/15/19§	6,150,000	7,015,593
6.300%, 10/1/37	1,875,000	1,950,839

		8,966,432

Construction & Engineering (0.0%)
SBA Tower Trust
5.101%, 4/17/17(b)§	300,000	306,863

Electrical Equipment (0.1%)
Eaton Corp.
0.950%, 11/2/15	1,749,000	1,749,555

Road & Rail (1.2%)
ERAC USA Finance LLC
5.900%, 11/15/15(b)§	2,500,000	2,514,708
6.200%, 11/1/16(b)§	8,550,000	8,983,973
Norfolk Southern Corp.
7.700%, 5/15/17	2,499,000	2,747,290
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.500%, 3/15/16§	5,457,000	5,489,661

		19,735,632

Trading Companies & Distributors (0.4%)
International Lease Finance Corp.
5.750%, 5/15/16	5,760,000	5,846,400

Total Industrials		36,604,882

Information Technology (2.9%)
Communications Equipment (0.2%)
QUALCOMM, Inc.
0.883%, 5/20/20(l)	3,000,000	2,932,323

Internet Software & Services (0.5%)
eBay, Inc.
0.494%, 7/28/17(l)	100,000	98,717
0.780%, 8/1/19(l)	9,585,000	9,240,953

		9,339,670

IT Services (0.6%)
Hewlett Packard Enterprise Co.
2.060%, 10/5/17(l)§	4,700,000	4,700,000
2.250%, 10/5/18(l)§	4,700,000	4,700,000

		9,400,000

Software (1.0%)
Oracle Corp.
0.794%, 10/8/19(l)	17,200,000	17,138,415

Technology Hardware, Storage & Peripherals (0.6%)
Hewlett-Packard Co.
2.650%, 6/1/16	5,000,000	5,049,721
3.300%, 12/9/16	2,229,000	2,278,813
1.226%, 1/14/19(l)	2,500,000	2,522,910

		9,851,444

Total Information Technology		48,661,852

Materials (2.6%)
Chemicals (0.2%)
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
1.050%, 5/1/20 (l)§	3,500,000	3,479,779
Dow Chemical Co.
8.550%, 5/15/19	500,000	602,727

		4,082,506

Construction Materials (0.1%)
CRH America, Inc.
8.125%, 7/15/18	1,200,000	1,394,813

Metals & Mining (1.3%)
Freeport-McMoRan, Inc.
2.150%, 3/1/17	2,000,000	1,894,423
2.300%, 11/14/17	1,000,000	895,676
Glencore Funding LLC
1.487%, 5/27/16 (l)§	11,285,000	10,798,911
1.700%, 5/27/16§	9,324,000	8,857,800

		22,446,810

Paper & Forest Products (1.0%)
Georgia-Pacific LLC
2.539%, 11/15/19§	10,420,000	10,482,414
5.400%, 11/1/20§	5,736,000	6,425,015

		16,907,429

Total Materials		44,831,558

Telecommunication Services (4.2%)
Diversified Telecommunication Services (4.2%)
AT&T, Inc.
1.003%, 3/11/19(l)	6,218,000	6,180,518
1.257%, 6/30/20(l)	4,000,000	3,950,111
BellSouth Corp.
4.821%, 4/26/16§	21,000,000	21,474,396
Verizon Communications, Inc.
1.867%, 9/15/16(l)	3,000,000	3,029,777
0.733%, 6/9/17(l)	867,000	863,150
2.086%, 9/14/18(l)	32,500,000	33,331,113
1.104%, 6/17/19(l)	2,100,000	2,084,063

Total Telecommunication Services		70,913,128

Utilities (3.8%)
Electric Utilities (3.1%)
Duke Energy Carolinas LLC
1.750%, 12/15/16	3,471,000	3,498,458
Duke Energy Progress LLC
0.534%, 3/6/17(l)	1,750,000	1,740,202
0.533%, 11/20/17(l)	9,000,000	8,905,307
Exelon Corp.
1.550%, 6/9/17	1,900,000	1,895,389
FirstEnergy Corp.
2.750%, 3/15/18	900,000	904,812
Jersey Central Power & Light Co.
5.625%, 5/1/16	5,345,000	5,462,819
Kentucky Power Co.
6.000%, 9/15/17§	13,900,000	15,030,449
LG&E and KU Energy LLC
2.125%, 11/15/15	2,500,000	2,503,824
OGE Energy Corp.
0.879%, 11/24/17(l)	10,000,000	9,958,453

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Ohio Power Co.
6.000%, 6/1/16	$3,471,000	$3,584,763

		53,484,476

Gas Utilities (0.3%)
Dominion Gas Holdings LLC
2.500%, 12/15/19	4,300,000	4,325,735

Multi-Utilities (0.4%)
Consumers Energy Co.
5.500%, 8/15/16	1,025,000	1,064,730
Dominion Resources, Inc.
1.950%, 8/15/16	1,774,000	1,786,026
1.400%, 9/15/17	4,254,000	4,235,922

		7,086,678

Total Utilities		64,896,889

Total Corporate Bonds		1,243,605,921

Government Securities (23.0%)
Agency ABS (0.5%)
Massachusetts Educational Financing Authority
Series 2008-1 A1
1.245%, 4/25/38(l)	358,779	360,302
SBA Small Business Investment Cos.
Series 2008-P10A 1
5.902%, 2/10/18	109,877	117,453
United States Small Business Administration
Series 2003-20I 1
5.130%, 9/1/23	3,021	3,301
Series 2004-20C 1
4.340%, 3/1/24	34,982	36,951
Series 2005-20B 1
4.625%, 2/1/25	40,435	43,238
Series 2008-20G 1
5.870%, 7/1/28	3,711,831	4,204,123
Series 2008-20H 1
6.020%, 8/1/28	3,194,590	3,658,871

		8,424,239

Agency CMO (6.4%)
Federal Home Loan Mortgage Corp.
1.458%, 8/25/19 IO(l)	64,031,473	2,894,133
0.357%, 10/15/20(l)	403,970	404,037
2.365%, 11/1/23(l)	2,672	2,786
0.507%, 8/15/25(l)	1,363,820	1,370,541
6.500%, 4/15/29	7,853	9,110
0.557%, 12/15/29(l)	1,352	1,351
2.373%, 1/1/34(l)	15,185	16,192
0.607%, 7/15/34(l)	2,276,737	2,285,641
2.640%, 3/1/35(l)	55,241	59,087
2.375%, 10/1/35(l)	3,036	3,162
5.231%, 10/1/35(l)	10,439	10,982
4.213%, 11/1/35(l)	25,712	27,215
2.098%, 7/1/36(l)	583,259	613,915
2.193%, 9/1/36(l)	728,555	775,276
0.607%, 9/15/36(l)	46,303	46,452
2.352%, 10/1/36(l)	269,154	285,355
0.587%, 11/15/36(l)	24,194	24,288
0.687%, 11/15/36(l)	711,992	716,931
0.707%, 7/15/39(l)	189,348	190,378
0.707%, 2/15/41(l)	1,032,396	1,040,465
0.627%, 4/15/41(l)	872,944	876,953
0.657%, 9/15/41(l)	1,690,623	1,696,930
6.500%, 7/25/43	4,911	5,693
0.607%, 12/15/43(l)	24,967,383	25,024,416
1.383%, 10/25/44(l)	447,132	456,620
1.383%, 2/25/45(l)	581,721	594,303
Federal National Mortgage Association
0.892%, 1/1/21(l)	3,206,361	3,238,631
2.552%, 11/1/34(l)	392,999	420,362
1.943%, 1/1/35(l)	9,439	9,909
0.494%, 5/25/35(l)	61,385	61,512
2.275%, 5/25/35(l)	166,283	174,332
2.275%, 7/1/35(l)	85,750	90,461
4.760%, 12/1/35(l)	88,376	93,932
2.504%, 1/1/36(l)	77,510	82,907
5.773%, 3/1/36(l)	68,141	71,597
5.782%, 3/1/36(l)	89,014	93,470
0.644%, 6/25/36(l)	2,881,850	2,902,730
0.268%, 12/25/36(l)	23,481	23,032
0.734%, 7/25/37(l)	721,559	728,370
0.394%, 10/27/37(l)	3,568,368	3,528,822
0.874%, 12/25/37(l)	1,567,619	1,591,820
0.774%, 6/25/41(l)	2,414,653	2,442,005
0.744%, 9/25/41(l)	4,211,238	4,249,331
0.544%, 5/25/42(l)	26,990	26,954
0.644%, 6/25/42(l)	1,215,258	1,216,421
0.594%, 12/25/43(l)	12,535,948	12,599,435
1.383%, 3/1/44(l)	279,591	285,608
1.383%, 7/1/44(l)	3,687	3,732
1.383%, 10/1/44(l)	20,972	21,240
Government National Mortgage Association
0.892%, 2/20/62(l)	8,877,106	8,933,946
1.242%, 2/20/62(l)	4,306,515	4,390,785
0.742%, 4/20/62(l)	4,414,483	4,429,757
0.762%, 4/20/62(l)	3,640,387	3,659,761
National Credit Union Administration Guaranteed Notes
Series 2010-R3 1A
0.763%, 12/8/20(l)	4,287,364	4,312,653
Series 2010-R3 2A
0.763%, 12/8/20(l)	6,746,838	6,785,315
Series 2011-R4 1A
0.583%, 3/6/20(l)	2,996,399	3,000,729

		108,901,771

Municipal Bonds (1.1%)
Arkansas Student Loan Authority, Series 2010-1
Series 2010-1
1.229%, 11/25/43(l)	1,504,382	1,484,105
City of New York, New York Taxable, General Obligation Bonds, Series A
2.560%, 8/1/17	1,390,000	1,425,862
Floyd County Development Authority Pollution Georgia Power Company Plant, Revenue Bonds, Series 2010
0.850%, 7/1/22(l)	695,000	695,299
New Jersey State Turnpike Authority Turnpike Revenue Unrefunded Balance Taxable, Series B, AMBAC
4.252%, 1/1/16	610,000	615,307
North Carolina Medical Care Commission various Refunding Wake Forest, Revenue Refunding Bonds, Series 2012C
0.760%, 12/1/33(l)	320,000	319,984
Regents of the University of California, General Revenue Bonds, Series Y-1
0.697%, 7/1/41(l)	2,400,000	2,399,592
Riverside County Public Financing Authority, 2014 Tax Allocation Revenue Bonds, Series A, Class T
2.743%, 9/1/18	300,000	303,483
Riverside County Public Financing Authority, 2014 Tax Allocation Revenue Bonds, Series A-T, Class T
1.511%, 9/1/16	1,000,000	1,000,880

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
South Dakota Educational Enhancement Funding Corp., Series 2013A
1.551%, 6/1/16	$695,000	$696,981
State of Texas Veterans Bonds, Taxable Refunding, Series 2014C-2
0.547%, 6/1/17(l)	2,505,000	2,513,267
Successor Agency to the Inland Valley Development Agency Tax Allocation Refunding Bonds, Series 2014B, AGM
2.945%, 3/1/19	500,000	507,180
3.195%, 9/1/19	500,000	510,000
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467%, 6/1/47	830,000	723,328
Tri-County Metropolitan Transportation District Oregon Payroll Tax and Grant Receipt, Revenue Bonds, Series 2013
3.000%, 11/1/16	3,470,000	3,474,372
University of Massachusetts Building Authority, Refunding Revenue Bonds, Senior Series 2014-A
1.311%, 11/1/17	1,800,000	1,814,526

		18,484,166

Supranational (0.2%)
Corp. Andina de Fomento
3.750%, 1/15/16	3,000,000	3,030,000

U.S. Government Agencies (2.0%)
Federal Home Loan Bank
2.000%, 9/9/16#	9,530,000	9,671,382
Federal Home Loan Mortgage Corp.
1.100%, 10/3/17	11,500,000	11,496,550
1.100%, 10/5/17	900,000	899,550
Federal National Mortgage Association
1.020%, 10/17/17	10,000,000	10,002,997
1.750%, 6/8/18	1,500,000	1,513,089

		33,583,568

U.S. Treasuries (12.8%)
U.S. Treasury Notes
0.500%, 11/30/16(z)	120,500,000	120,585,905
0.625%, 12/31/16(z)	41,000,000	41,081,881
0.125%, 4/15/20 TIPS#(z)	57,273,420	56,926,337

		218,594,123

Total Government Securities		391,017,867

Total Long-Term Debt Securities (109.8%) (Cost $1,873,505,090)		1,866,758,399

	Number of Shares	Value (Note 1)
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc.	4	1,190

Total Common Stocks (0.0%) (Cost $790)		1,190

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (1.3%)
Bacardi USA, Inc.
0.25%, 10/7/15(n)(p)	$1,750,000	1,749,915
Southwestern Energy Co.
0.47%, 10/26/15(n)(p)	14,300,000	14,295,136
Thermo Fisher Scientific, Inc.
0.64%, 10/15/15(n)(p)	5,300,000	5,298,586

Total Commercial Paper		21,343,637

	Number of Shares	Value (Note 1)
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,877,817	4,877,817

Total Short-Term Investments (1.6%) (Cost $26,213,619)		26,221,454

Total Investments Before Options Written and Securities Sold Short (111.4%) (Cost $1,899,719,499)		1,892,981,043

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Options Written (-0.4%)
Eurodollar
March 2016 @ $99.25*	(880)	(555,500)
June 2016 @ $98.75*	(1,309)	(2,028,950)
December 2016 @ $98.75*	(3,443)	(3,808,819)

		(6,393,269)

Put Options Written (-0.1%)
Eurodollar
March 2016 @ $99.25*	(880)	(49,500)
December 2016 @ $98.75*	(3,443)	(1,205,050)

		(1,254,550)

Total Options Written (-0.5%) (Premiums Received $6,962,628)		(7,647,819)

Total Investments before Securities Sold Short (110.9%) (Cost $1,892,756,871)		1,885,333,224

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
Teton Advisors, Inc., Class B†	(13)	(390)

Total Securities Sold Short (0.0%) (Proceeds Received $—)		(390)

Total Investments after Options Written and Securities Sold Short (110.9%) (Cost $1,892,756,871)		1,885,332,834
Other Assets Less Liabilities (-10.9%)		(185,441,701)

Net Assets (100%)		$1,699,891,133

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

*	Non-income producing.

†	Security (totaling $(390) or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $354,749,024 or 20.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,627,525.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2015.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2015, the market value of these securities amounted to $5,501,690 or 0.3% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ABS — Asset-Backed Security

AGM — Insured by Assured Guaranty Municipal Corp.

AMBAC — Insured by American Municipal Bond Assurance Corp.

CMO — Collateralized Mortgage Obligation

IO — Interest Only

TIPS — Treasury Inflation Protected Security

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Sales
5 Year U.S. Treasury Notes	611	December-15	$73,522,538	$73,635,047	$(112,509)
90 Day Eurodollar	1,069	March-18	262,368,965	263,107,625	(738,660)
90 Day Eurodollar	545	September-18	133,615,859	133,858,812	(242,953)

					$(1,094,122)

Options Written:

Options written for the nine months September 30, 2015 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2015	—	$—
Options Written	19,300	13,298,932
Options Terminated in Closing Purchase Transactions	(9,345)	(6,336,304)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - September 30, 2015	9,955	$6,962,628

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$120,732,990	$—	$120,732,990
Non-Agency CMO	—	111,401,621	—	111,401,621
Common Stocks
Financials	1,190	—	—	1,190
Corporate Bonds
Consumer Discretionary	—	70,260,741	—	70,260,741
Consumer Staples	—	64,292,254	—	64,292,254
Energy	—	106,089,492	—	106,089,492
Financials	—	587,640,330	—	587,640,330
Health Care	—	149,414,795	—	149,414,795
Industrials	—	36,604,882	—	36,604,882
Information Technology	—	48,661,852	—	48,661,852
Materials	—	44,831,558	—	44,831,558
Telecommunication Services	—	70,913,128	—	70,913,128
Utilities	—	64,896,889	—	64,896,889
Government Securities
Agency ABS	—	8,424,239	—	8,424,239
Agency CMO	—	108,901,771	—	108,901,771
Municipal Bonds	—	18,484,166	—	18,484,166
Supranational	—	3,030,000	—	3,030,000
U.S. Government Agencies	—	33,583,568	—	33,583,568
U.S. Treasuries	—	218,594,123	—	218,594,123
Short-Term Investments	4,877,817	21,343,637	—	26,221,454

Total Assets	$4,879,007	$1,888,102,036	$—	$1,892,981,043

Liabilities:
Common Stocks
Financials	$—	$—	$(390)	$(390)
Futures	(1,094,122)	—	—	(1,094,122)
Options Written
Call Options Written	(6,393,269)	—	—	(6,393,269)
Put Options Written	(1,254,550)	—	—	(1,254,550)

Total Liabilities	$(8,741,941)	$—	$(390)	$(8,742,331)

Total	$(3,862,934)	$1,888,102,036	$(390)	$1,884,238,712

(a)	A security with a market value of $51,451 transferred from Level 3 to Level 2 at the end of the period due to the security currently being priced by a third party vendor.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,066,548
Aggregate gross unrealized depreciation	(11,914,925)

Net unrealized depreciation	$(6,848,377)

Federal income tax cost of investments	$1,899,829,420

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.6%)
Asset-Backed Securities (2.5%)
ACAS CLO Ltd.,
Series 2007-1A A1S
0.497%, 4/20/21(l)§		$318,789	$318,304
Aircraft Certificate Owner Trust,
Series 2003-1A E
7.001%, 9/20/22§†		698,230	744,947
Ally Master Owner Trust,
Series 2012-4 A
1.720%, 7/15/19		620,000	625,323
Series 2015-3 A
1.630%, 5/15/20		623,000	625,140
American Express Credit Account Master Trust,
Series 2014-2 A
1.260%, 1/15/20		194,000	194,903
AmeriCredit Automobile Receivables Trust,
Series 2011-3 D
4.040%, 7/10/17		376,652	377,719
Series 2013-3 A3
0.920%, 4/9/18		425,635	425,768
Series 2013-4 A3
0.960%, 4/9/18		196,763	196,851
Apidos Quattro CDO,
Series 2006-QA A
0.537%, 1/20/19(l)§		200,675	200,582
ARI Fleet Lease Trust,
Series 2014-A A2
0.810%, 11/15/22§		104,524	104,455
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-2A A
2.970%, 2/20/20§		821,000	846,942
Series 2014-1A A
2.460%, 7/20/20§		229,000	232,578
Babson CLO, Inc.,
Series 2007-1A A1
0.512%, 1/18/21(l)§		456,241	451,553
Bank of The West Auto Trust,
Series 2015-1 A3
1.310%, 10/15/19(b)§		621,000	622,093
Barclays Dryrock Issuance Trust,
Series 2014-3 A
2.410%, 7/15/22		475,000	489,754
Series 2015-2 A
1.560%, 3/15/21		326,000	328,852
Cabela’s Credit Card Master Note Trust,
Series 2013-1A A
2.710%, 2/17/26§		615,000	618,918
Series 2014-1 A
0.557%, 3/16/20(l)		200,000	199,752
Cadogan Square CLO IV B.V.,
Series 4X A
0.279%, 7/24/23(l)(m)	EUR	848,498	936,795
California Republic Auto Receivables Trust,
Series 2015-2 A
1.310%, 8/15/19		$267,000	267,427
Capital Auto Receivables Trust,
Series 2013-3 A2
1.040%, 11/21/16		14,373	14,375
Series 2014-1 B
2.220%, 1/22/19		100,000	101,312
Capital One Multi-Asset Execution Trust,
Series 2015-A5 A5
1.600%, 5/17/21		397,000	400,285
Carlyle Global Market Strategies CLO LLC,
Series 2012-1A AR
1.505%, 4/20/22(l)§		1,700,000	1,695,306
CIT Equipment Collateral,
Series 2014-VT1 A2
0.860%, 5/22/17(b)§		442,000	442,094
CNH Equipment Trust,
Series 2014-B A4
1.610%, 5/17/21		147,479	148,128
Series 2015-A A4
1.850%, 4/15/21		311,723	313,860
CPS Auto Receivables Trust,
Series 2013-B A
1.820%, 9/15/20§		172,615	173,233
Series 2014-B A
1.110%, 11/15/18§		120,181	120,022
Dell Equipment Finance Trust,
Series 2015-1 A3
1.300%, 3/23/20(b)§		217,000	217,577
Discover Card Execution Note Trust,
Series 2015-A1 A1
0.557%, 8/17/20(l)		400,000	400,000
Series 2015-A2 A
1.900%, 10/17/22		567,000	566,264
Drive Auto Receivables Trust,
Series 2015-BA A2A
0.930%, 12/15/17§		297,000	296,964
Dryden XXII Senior Loan Fund,
Series 2011-22A A1R
1.459%, 1/15/22(l)§		966,187	963,562
EFS Volunteer LLC,
Series 2010-1 A1
1.145%, 10/26/26(l)§		304,259	304,094
Enterprise Fleet Financing LLC,
Series 2014-1 A2
0.870%, 9/20/19(b)§		152,921	152,798
Series 2014-2 A2
1.050%, 3/20/20§		315,202	314,455
Series 2015-1 A2
1.300%, 9/20/20§		613,000	613,727
Exeter Automobile Receivables Trust,
Series 2013-1A A
1.290%, 10/16/17§		7,073	7,074
Series 2014-1A A
1.290%, 5/15/18§		48,149	48,198
Series 2014-2A A
1.060%, 8/15/18§		52,479	52,398
Fifth Third Auto Trust,
Series 2014-3 A4
1.470%, 5/17/21		374,000	375,479
First National Master Note Trust,
Series 2013-2 A
0.737%, 10/15/19(l)		385,000	385,463
Flagship Credit Auto Trust,
Series 2013-1 A
1.320%, 4/16/18§		36,681	36,696
Ford Auto Securitization Trust,
Series 2013-R1A A2
1.676%, 9/15/16(b)§	CAD	4,934	3,698
Ford Credit Auto Owner Trust,
Series 2012-D B
1.010%, 5/15/18		$210,000	209,695
Series 2014-2 A
2.310%, 4/15/26§		412,000	418,838

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Ford Credit Floorplan Master Owner Trust,
Series 2015-2 A1
1.980%, 1/15/22		$447,000	$448,497
Franklin Clo V Ltd.,
Series 5A A2
0.597%, 6/15/18(l)§		35,247	35,128
GE Dealer Floorplan Master Note Trust,
Series 2014-1 A
0.596%, 7/20/19(l)		233,000	231,830
Series 2015-1 A
0.716%, 1/20/20(l)		530,000	526,089
GM Financial Automobile Leasing Trust,
Series 2015-1 A2
1.100%, 12/20/17		608,100	609,735
Series 2015-2 A3
1.680%, 12/20/18		572,000	574,076
GMF Floorplan Owner Revolving Trust,
Series 2015-1 A1
1.650%, 5/15/20§		303,782	305,368
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3
1.410%, 6/15/20		205,000	205,613
Series 2015-2 A3
1.300%, 3/16/20		621,000	621,597
Hertz Fleet Lease Funding LP,
Series 2013-3 A
0.753%, 12/10/27(l)§		288,735	289,086
Hertz Vehicle Financing LLC,
Series 2013-1A A1
1.120%, 8/25/17§		430,000	429,883
Series 2013-1A A2
1.830%, 8/25/19§		1,140,000	1,137,637
Series 2015-2A A
2.020%, 9/25/19§		260,000	259,945
Hyundai Auto Lease Securitization Trust,
Series 2015-A A2
1.000%, 10/16/17§		238,000	238,119
Series 2015-B A3
1.400%, 11/15/18§		287,000	287,921
Landmark VIII CLO Ltd.,
Series 2006-8A A1
0.527%, 10/19/20(l)§		1,321,613	1,316,491
Lockwood Grove CLO Ltd.,
Series 2014-1A A1
1.665%, 1/25/24(l)§		1,700,000	1,699,958
Malin CLO B.V.,
Series 2007-1X A1
0.171%, 5/7/23(l)(m)	EUR	1,253,389	1,387,027
Mercedes-Benz Auto Receivables Trust,
Series 2015-1 A1
0.390%, 8/15/16		$2,040,458	2,040,184
Navistar Financial Dealer Note Master Owner Trust,
Series 2014-1 A
0.944%, 10/25/19(l)§		321,000	319,702
NCF Dealer Floorplan Master Trust,
Series 2014-1A A
1.716%, 10/20/20(l)§		446,000	446,000
Nissan Auto Lease Trust,
Series 2015-A A3
1.400%, 6/15/18		523,000	524,996
Penarth Master Issuer plc,
Series 2015-2A A1
0.613%, 5/18/19(l)§		1,700,000	1,694,716
RASC Trust,
Series 2003-KS3 A2
0.794%, 5/25/33(l)		31,234	29,051
Santander Drive Auto Receivables Trust,
Series 2013-4 A3
1.110%, 12/15/17		96,062	96,092
Series 2014-2 A3
0.800%, 4/16/18		390,000	390,055
Series 2015-3 A2A
1.020%, 9/17/18		306,000	306,121
Series 2015-4 A2A
1.200%, 12/17/18		301,000	300,877
SBA Tower Trust,
Series 2014-1A C
2.898%, 10/15/19§		351,000	352,120
SLM Student Loan Trust,
Series 2008-9 A
1.795%, 4/25/23(l)		5,604,692	5,614,261
Synchrony Credit Card Master Note Trust,
Series 2012-2 A
2.220%, 1/15/22		526,000	536,706
Series 2015-3 A
1.740%, 9/15/21		382,000	382,688
TCF Auto Receivables Owner Trust,
Series 2015-1A A2
1.020%, 8/15/18(b)§		406,000	406,139
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1 A3
0.910%, 10/22/18		530,000	528,313
World Financial Network Credit Card Master Trust,
Series 2012-B A
1.760%, 5/17/21		430,000	434,024
Series 2013-A A
1.610%, 12/15/21		301,000	302,559
Series 2014-A A
0.587%, 12/15/19(l)		375,000	375,117
Series 2015-A A
0.687%, 2/15/22(l)		343,000	342,094

			43,610,066

Non-Agency CMO (4.1%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
2.763%, 9/25/35(l)		293,510	254,118
Alternative Loan Trust,
Series 2005-J12 2A1
0.464%, 8/25/35(l)		1,034,208	665,263
Series 2006-OA22 A1
0.354%, 2/25/47(l)		287,721	238,554
Series 2006-OA6 1A2
0.404%, 7/25/46(l)		99,807	84,769
Series 2007-OH1 A1D
0.409%, 4/25/47(l)		188,913	141,472
American Home Mortgage Investment Trust,
Series 2004-3 5A
2.314%, 10/25/34(l)		52,499	51,119
Banc of America Commercial Mortgage, Inc.,
Series 2007-4 A1A
5.774%, 2/10/51(l)		670,335	708,638
Banc of America Funding Corp.,
Series 2004-A 1A3
2.746%, 9/20/34(l)		116,854	115,093
Series 2006-H 4A2
5.281%, 9/20/46(l)		517,544	440,293
Series 2006-J 4A1
2.914%, 1/20/47(l)		25,890	21,545

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A
5.664%, 6/24/50(l)§		$1,411,900	$1,451,662
BBCMS Trust,
Series 2015-RRI A
1.357%, 5/15/32(l)§		1,700,000	1,681,847
BCAP LLC Trust,
Series 2013-RR1 10A2
10.648%, 10/26/36(l)§		848,750	811,444
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9 2A1
2.833%, 2/25/34(l)		117,267	113,715
Bear Stearns Alt-A Trust,
Series 2005-7 22A1
2.697%, 9/25/35(l)		408,074	341,627
Series 2006-4 21A1
2.555%, 8/25/36(l)		112,205	81,124
Bear Stearns Structured Products, Inc.,
Series 2007-R6 1A1
2.543%, 1/26/36(l)		174,867	143,934
Bellemeade Re Ltd.,
Series 2015-1A M1
2.689%, 7/25/25(b)(l)§†		252,883	252,883
BHMS Mortgage Trust,
Series 2014-ATLS AFX
3.601%, 7/5/33§		450,000	460,723
Carefree Portfolio Trust,
Series 2014-CARE A
1.527%, 11/15/19(l)§		237,000	236,610
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§		630,000	652,051
Citigroup Commercial Mortgage Trust,
Series 2006-C4 A1A
5.973%, 3/15/49(l)		257,716	261,120
Series 2015-GC27 A5
3.137%, 2/10/48		341,977	344,970
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
2.617%, 5/25/35(l)		141,715	138,223
Series 2005-3 2A2A
2.708%, 8/25/35(l)		55,620	54,660
Series 2009-7 5A2
5.500%, 12/25/35§		636,455	521,664
COMM Mortgage Trust,
Series 2010-C1 A1
3.156%, 7/10/46§		425,185	425,116
Series 2013-CR6 A2
2.122%, 3/10/46		1,255,000	1,272,060
Series 2013-SFS A1
1.873%, 4/12/35§		253,788	251,674
Series 2014-KYO A
1.104%, 6/11/27(l)§		298,070	293,042
Series 2014-SAVA A
1.357%, 6/15/34(l)§		216,500	215,684
Commercial Mortgage Trust,
Series 2007-GG9 A4
5.444%, 3/10/39		999,160	1,037,487
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12 11A1
2.766%, 8/25/34(l)		9,990	9,372
Series 2005-11 3A1
2.423%, 4/25/35(l)		179,983	148,651
Series 2005-2 1A1
0.514%, 3/25/35(l)		110,831	85,140
Credit Suisse Mortgage Capital Certificates,
Series 2006-6 1A8
6.000%, 7/25/36		1,010,436	828,187
Series 2010-RR1 2A
5.695%, 9/15/40(l)§		3,372,675	3,495,610
Series 2010-RR1 3A
5.733%, 6/10/49(l)§		3,055,032	3,141,309
Series 2010-RR7 2A
5.467%, 9/16/39(l)§		1,524,649	1,553,254
CSAIL Commercial Mortgage Trust,
Series 2015-C3 A4
3.718%, 8/15/48		484,588	510,869
CW Capital Cobalt Ltd.,
Series 2007-C3 A4
5.959%, 5/15/46(l)		431,988	457,376
EMF-NL B.V.,
Series 2008-2X A2
0.981%, 7/17/41(l)	EUR	765,000	698,470
EMF-NL Prime B.V.,
Series 2008-APRX A2
0.781%, 4/17/41(l)		380,010	382,653
Eurosail-UK plc,
Series 2007-4X A3
1.539%, 6/13/45(l)(m)	GBP	1,100,000	1,519,706
Extended Stay America Trust,
Series 2013-ESH7 A17
2.295%, 12/5/31§		$425,000	425,850
Federal National Mortgage Association Connecticut Avenue Securities,
Series 2014-C01 M1
1.794%, 1/25/24(l)		213,231	213,656
Series 2014-C02 2M1
1.144%, 5/25/24(l)		44,653	44,314
Series 2014-C03 1M1
1.394%, 7/25/24(l)		123,817	123,425
Series 2014-C04 2M1
2.294%, 11/25/24(l)		172,357	173,411
Series 2015-C01 1M1
1.694%, 2/25/25(l)		137,732	137,848
Series 2015-C02 2M1
1.394%, 5/25/25(l)		260,398	259,916
Series 2015-C03 2M1
1.694%, 7/25/25(l)		524,163	524,970
First Horizon Mortgage Pass-Through Trust,
Series 2006-2 1A3
6.000%, 8/25/36		848,963	792,927
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2 M1
1.044%, 4/25/24(l)		158,138	157,824
Series 2014-DN3 M2
2.594%, 8/25/24(l)		489,000	492,194
Series 2014-HQ1 M2
2.694%, 8/25/24(l)		290,000	291,673
Series 2014-HQ2 M2
2.394%, 9/25/24(l)		250,000	247,177
Series 2014-HQ3 M2
2.844%, 10/25/24(l)		485,000	489,268
Series 2015-DNA1 M2
2.044%, 10/25/27(l)		110,000	108,361
Series 2015-DNA2 M2
2.794%, 12/25/27(l)		889,300	892,843
Series 2015-HQ1 M2
2.394%, 3/25/25(l)		255,000	252,510
Series 2015-HQ2 M2
2.144%, 5/25/25(l)		300,000	292,536

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2015-HQA1 M2
2.844%, 3/25/28(l)		$270,000	$270,000
Granite Master Issuer plc,
Series 2006-3 A7
0.416%, 12/20/54(l)		30,366	30,223
Series 2006-4 A6
0.396%, 12/20/54(l)		78,892	78,506
GS Mortgage Securities Corp. II,
Series 2006-GG6 A4
5.553%, 4/10/38(l)		465,209	465,916
Series 2010-C1 A2
4.592%, 8/10/43§		4,623,000	5,110,748
Series 2013-G1 A2
3.557%, 4/10/31(l)§		357,478	365,394
Series 2013-KING A
2.706%, 12/10/27§		613,970	627,373
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.702%, 9/25/35(l)		340,627	342,169
Series 2006-2F 2A13
5.750%, 2/25/36		684,070	659,417
Series 2006-AR2 2A1
2.587%, 4/25/36(l)		283,406	257,245
HarborView Mortgage Loan Trust,
Series 2006-12 2A2A
0.406%, 1/19/38(l)		1,184,560	973,575
Series 2006-13 A
0.396%, 11/19/46(l)		162,940	123,422
Hercules Eclipse plc,
Series 2006-4 A
0.821%, 10/25/18(l)	GBP	408,263	606,831
Impac CMB Trust,
Series 2003-8 2A1
1.094%, 10/25/33(l)		$26,768	25,081
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
0.464%, 7/25/35(l)		484,077	327,827
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-LN2 A1A
4.838%, 7/15/41(b)(l)§		121,131	122,141
Series 2010-C2 A1
2.749%, 11/15/43§		132,767	134,198
Series 2014-INN A
1.127%, 6/15/29(l)§		454,000	449,774
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-SGP A
1.894%, 7/15/36(b)(l)§		435,000	434,465
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
2.741%, 8/25/34(l)		206,129	196,752
Series 2007-A1 3A3
2.686%, 7/25/35(l)		223,799	218,773
Series 2007-S3 1A90
7.000%, 8/25/37		103,082	94,835
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31 A3
3.801%, 8/15/48		515,000	544,205
Kensington Mortgage Securities plc,
Series 2007-1X A3C
0.506%, 6/14/40(l)(m)		1,324,053	1,206,411
LB-UBS Commercial Mortgage Trust,
Series 2007-C1 A4
5.424%, 2/15/40		2,426,951	2,520,297
Lehman XS Trust,
Series 2006-4N A1C1
0.424%, 4/25/46(l)		347,560	271,646
Ludgate Funding plc,
Series 2007-1 A2A
0.737%, 1/1/61(l)(m)	GBP	1,142,819	1,538,713
Series 2008-W1X A1
1.177%, 1/1/61(l)(m)		182,315	254,530
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A
2.034%, 12/25/32(l)		$53,603	52,219
Series 2005-2 3A
1.197%, 10/25/35(l)		96,970	88,737
Series 2006-C2 A1A
5.739%, 8/12/43(l)		371,491	380,754
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A1A
5.166%, 12/12/49		310,818	321,133
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J
6.010%, 11/15/30§		2,892,015	2,974,674
Series 2007-IQ14 A2FX
5.610%, 4/15/49		277,059	277,707
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.988%, 8/12/45(l)§		1,287,872	1,351,021
Nomura Resecuritization Trust,
Series 2014-7R 2A3
0.399%, 12/26/35(b)(l)§		995,295	841,404
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§		4,590,000	5,072,523
PFP III Ltd.,
Series 2014-1 A
1.629%, 6/14/31(l)§		81,601	81,550
RBSCF Trust,
Series 2009-RR1 JPA
6.068%, 9/17/39(l)§		328,253	352,599
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§		1,844,065	1,896,509
Series 2010-RR4 CMLA
6.230%, 12/16/49(l)§		796,890	828,561
Residential Accredit Loans, Inc.,
Series 2006-QA6 A1
0.384%, 7/25/36(l)		1,463,486	1,145,997
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		31,449	25,467
Resource Capital Corp. Ltd.,
Series 2014-CRE2 A
1.257%, 4/15/32(l)§		203,500	202,122
Selkirk No. 1 Ltd.,
Series 1 A
1.329%, 2/20/41§		640,368	638,783
Sequoia Mortgage Trust,
Series 10 2A1
0.976%, 10/20/27(l)		10,600	9,667
Series 2003-4 2A1
0.566%, 7/20/33(l)		51,120	48,102
Starwood Retail Property Trust,
Series 2014-STAR A
1.427%, 11/15/27(b)(l)§		268,387	266,112
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.466%, 7/19/35(l)		240,531	199,610

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2006-AR3 12A1
0.414%, 5/25/36(l)		$704,813	$502,970
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3 A4
3.091%, 8/10/49		238,265	245,064
Series 2012-C4 A5
2.850%, 12/10/45		465,583	471,326
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23 A5
5.416%, 1/15/45(l)		858,000	858,709
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
1.583%, 8/25/42(l)		46,473	43,618
Series 2005-AR17 A1A1
0.464%, 12/25/45(l)		84,997	78,142
Series 2006-AR14 1A4
1.983%, 11/25/36(l)		1,030,635	887,520
Series 2006-AR9 1A
1.199%, 8/25/46(l)		369,585	314,412
Series 2007-OA1 A1A
0.899%, 2/25/47(l)		392,223	311,818
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 1M1
2.966%, 11/25/25(b)(l)§		126,600	126,600
Series 2015-WF1 2M1
3.066%, 11/25/25(b)(l)§		90,200	90,200
WF-RBS Commercial Mortgage Trust,
Series 2013-C14 A5
3.337%, 6/15/46		569,160	592,071
Series 2014-C20 A2
3.036%, 5/15/47		237,299	246,608

			72,590,260

Total Asset-Backed and Mortgage-Backed Securities			116,200,326

Corporate Bonds (9.6%)
Consumer Discretionary (0.7%)
Auto Components (0.1%)
Dana Holding Corp.
6.000%, 9/15/23		89,000	89,445
Goodyear Tire & Rubber Co.
8.250%, 8/15/20		82,000	84,870
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§		900,000	930,960

			1,105,275

Automobiles (0.2%)
Daimler Finance North America LLC
2.000%, 8/3/18§		1,600,000	1,575,532
2.250%, 3/2/20§		775,000	746,872
General Motors Co.
3.500%, 10/2/18		180,000	180,112

			2,502,516

Hotels, Restaurants & Leisure (0.1%)
MCE Finance Ltd.
5.000%, 2/15/21§		240,000	205,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, 3/1/25§		1,700,000	1,462,000

			1,667,200

Household Durables (0.0%)
KB Home
4.750%, 5/15/19		147,000	141,679

Media (0.3%)
21st Century Fox America, Inc.
4.000%, 10/1/23		103,000	106,148
6.150%, 2/15/41		220,000	250,621
Altice Luxembourg S.A.
7.625%, 2/15/25§		500,000	437,500
CBS Corp.
5.750%, 4/15/20		193,000	217,666
3.500%, 1/15/25		295,000	283,907
CCO Safari II LLC
4.908%, 7/23/25§		1,600,000	1,591,360
COX Communications, Inc.
2.950%, 6/30/23§		125,000	113,740
CSC Holdings LLC
8.625%, 2/15/19		62,000	63,550
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.600%, 2/15/21		335,000	357,737
5.000%, 3/1/21		80,000	86,913
3.800%, 3/15/22		123,000	123,226
4.450%, 4/1/24		172,000	176,173
Discovery Communications LLC
3.450%, 3/15/25		237,000	218,110
Numericable-SFR
5.375%, 5/15/22§	EUR	225,000	251,340
Time Warner Cable, Inc.
5.000%, 2/1/20		$167,000	179,180
4.500%, 9/15/42		290,000	229,910
Time Warner, Inc.
3.400%, 6/15/22		76,000	76,405
3.550%, 6/1/24		131,000	129,599
3.600%, 7/15/25		320,000	313,032
7.625%, 4/15/31		157,000	201,589
Viacom, Inc.
5.625%, 9/15/19		108,000	118,368
3.875%, 4/1/24		405,000	379,249

			5,905,323

Multiline Retail (0.0%)
Kohl’s Corp.
4.250%, 7/17/25		322,000	321,974

Total Consumer Discretionary			11,643,967

Consumer Staples (0.7%)
Food & Staples Retailing (0.2%)
CVS Health Corp.
3.875%, 7/20/25		1,955,000	2,009,665
CVS Pass-Through Trust
5.789%, 1/10/26§		329,172	371,644
Kroger Co.
3.400%, 4/15/22		426,000	435,070
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24		440,000	437,842

			3,254,221

Food Products (0.2%)
Bunge Ltd. Finance Corp.
8.500%, 6/15/19		4,000	4,792
Grupo Bimbo S.A.B. de C.V.
3.875%, 6/27/24§		236,000	230,235
Kraft Heinz Foods Co.
2.800%, 7/2/20§		180,000	181,158
3.500%, 7/15/22§		225,000	229,671
Marfrig Overseas Ltd.
9.500%, 5/4/20§		245,000	236,351
Tyson Foods, Inc.
2.650%, 8/15/19		1,858,000	1,865,586
3.950%, 8/15/24		277,000	281,603

			3,029,396

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Tobacco (0.3%)
Altria Group, Inc.
2.625%, 1/14/20		$440,000	$444,660
Imperial Tobacco Finance plc
2.950%, 7/21/20(b)§		1,000,000	1,004,826
3.750%, 7/21/22§		1,000,000	1,004,018
Philip Morris International, Inc.
3.250%, 11/10/24		900,000	898,475
Reynolds American, Inc.
3.250%, 11/1/22		295,000	292,144
4.450%, 6/12/25		500,000	523,210
5.850%, 8/15/45		1,108,000	1,226,159

			5,393,492

Total Consumer Staples			11,677,109

Energy (1.0%)
Energy Equipment & Services (0.0%)
Diamond Offshore Drilling, Inc.
4.875%, 11/1/43		129,000	84,821
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 6/30/21§		410,000	141,450
Transocean, Inc.
6.500%, 11/15/20		185,000	141,987
Weatherford International Ltd.
9.625%, 3/1/19		330,000	353,565

			721,823

Oil, Gas & Consumable Fuels (1.0%)
Ecopetrol S.A.
5.375%, 6/26/26		300,000	258,000
5.875%, 5/28/45		108,000	81,875
Encana Corp.
3.900%, 11/15/21		165,000	151,638
Energy Transfer Partners LP
6.700%, 7/1/18		353,000	385,237
7.500%, 7/1/38		212,000	224,260
EnLink Midstream Partners LP
5.050%, 4/1/45		290,000	246,319
Enterprise Products Operating LLC
3.700%, 2/15/26		382,000	361,911
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.500%, 11/15/20		63,000	56,808
Kinder Morgan Energy Partners LP
4.150%, 3/1/22		193,000	184,142
3.950%, 9/1/22		624,000	584,865
Korea National Oil Corp.
3.125%, 4/3/17§		710,000	725,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.875%, 6/1/25		1,700,000	1,551,250
Noble Energy, Inc.
8.250%, 3/1/19		575,000	671,432
3.900%, 11/15/24		234,000	217,605
Noble Holding International Ltd.
4.900%, 8/1/20		11,000	9,115
Petrobras Global Finance B.V.
3.875%, 1/27/16		500,000	494,000
1.953%, 5/20/16(l)		300,000	282,750
2.000%, 5/20/16		100,000	95,930
3.500%, 2/6/17		500,000	445,000
2.694%, 3/17/17(l)		1,500,000	1,290,000
3.250%, 3/17/17		1,000,000	882,500
5.750%, 1/20/20		448,000	331,878
6.750%, 1/27/41		300,000	194,438
6.850%, 6/5/15		600,000	382,500
Petroleos Mexicanos
3.500%, 7/18/18		162,000	163,782
3.500%, 1/30/23		110,000	99,275
Plains All American Pipeline LP/Plains All American Finance Corp.
3.600%, 11/1/24		314,000	293,882
Regency Energy Partners LP/Regency Energy Finance Corp.
4.500%, 11/1/23		1,800,000	1,658,664
Reliance Holdings USA, Inc.
5.400%, 2/14/22§		380,000	413,585
Sinopec Group Overseas Development Ltd.
4.375%, 4/10/24(m)		2,200,000	2,294,484
SM Energy Co.
6.500%, 1/1/23		16,000	15,000
Southwestern Energy Co.
7.500%, 2/1/18		127,000	137,332
4.100%, 3/15/22		408,000	370,230
Sunoco Logistics Partners Operations LP
5.300%, 4/1/44		445,000	365,884
TransCanada PipeLines Ltd.
6.350%, 5/15/67(l)		519,000	433,365
Williams Partners LP
4.125%, 11/15/20		172,000	175,561
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17		146,000	155,516

			16,685,263

Total Energy			17,407,086

Financials (4.8%)
Banks (2.3%)
ABN AMRO Bank N.V.
4.750%, 7/28/25(b)§		265,000	262,471
Banco Santander S.A./Chile
1.887%, 1/19/16(l)§		5,831,000	5,831,000
Bank of America Corp.
5.750%, 12/1/17		200,000	216,567
5.650%, 5/1/18		270,000	294,690
3.300%, 1/11/23		1,500,000	1,489,622
4.100%, 7/24/23		900,000	936,146
4.125%, 1/22/24		1,700,000	1,766,135
3.875%, 8/1/25		645,000	651,031
6.500%, 12/31/49(l)		112,000	114,173
Barclays Bank plc
6.625%, 3/30/22(m)	EUR	59,000	80,749
7.750%, 4/10/23(l)		$355,000	378,881
6.860%, 12/31/49(l)§		51,000	58,140
Barclays plc
3.650%, 3/16/25		206,000	196,548
BNP Paribas S.A.
7.375%, 12/29/49(l)§		200,000	200,500
Capital One N.A./Virginia
1.474%, 8/17/18(l)		1,750,000	1,754,898
CIT Group, Inc.
5.250%, 3/15/18		500,000	513,100
Citigroup, Inc.
6.000%, 8/15/17		274,000	295,603
3.875%, 3/26/25		320,000	311,226
Compass Bank
5.500%, 4/1/20		543,000	585,135
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
4.375%, 8/4/25		445,000	446,060
Credit Suisse Group Funding Guernsey Ltd.
3.750%, 3/26/25§		2,325,000	2,254,883

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Depfa ACS Bank
4.875%, 10/28/15(b)§		$395,000	$396,149
4.875%, 10/28/15(m)		405,000	406,179
4.875%, 5/21/19	EUR	1,200,000	1,560,892
5.125%, 3/16/37(m)		$900,000	1,118,948
DNB Bank ASA
3.200%, 4/3/17§		3,367,000	3,452,380
Intesa Sanpaolo S.p.A.
5.017%, 6/26/24§		240,000	236,664
JPMorgan Chase & Co.
3.150%, 7/5/16		581,000	590,893
6.300%, 4/23/19		89,000	100,957
2.250%, 1/23/20		1,700,000	1,690,029
2.750%, 6/23/20		400,000	402,709
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		306,000	323,995
Mizuho Financial Group Cayman 3 Ltd.
4.600%, 3/27/24§		287,000	297,023
Novo Banco S.A.
4.000%, 1/21/19(m)	EUR	1,700,000	1,759,486
5.000%, 4/23/19		300,000	314,269
5.000%, 5/21/19		800,000	835,815
5.000%, 5/23/19		300,000	313,431
Rabobank Capital Funding Trust III
5.254%, 12/29/49(l)§		$215,000	219,569
Royal Bank of Scotland Group plc
7.500%, 12/29/49(l)		265,000	263,834
Royal Bank of Scotland plc
9.500%, 3/16/22(l)(m)		1,200,000	1,305,276
Santander UK plc
5.000%, 11/7/23§		245,000	254,433
Societe Generale S.A.
4.250%, 4/14/25(b)§		1,400,000	1,324,539
8.000%, 9/29/49(l)§		200,000	195,750
5.922%, 12/31/49(l)§		100,000	102,000
Standard Chartered plc
4.000%, 7/12/22(l)(m)		630,000	634,725
Svenska Handelsbanken AB
2.400%, 10/1/20		1,600,000	1,601,365
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25§		220,000	218,307
UniCredit Luxembourg Finance S.A.
6.000%, 10/31/17§		175,000	183,753
Wells Fargo & Co.
2.600%, 7/22/20		1,700,000	1,717,184
3.300%, 9/9/24		900,000	894,833

			41,352,945

Capital Markets (0.5%)
Bank of New York Mellon Corp.
2.600%, 8/17/20		700,000	710,180
Goldman Sachs Group, Inc.
0.769%, 3/22/16(l)		939,000	938,637
6.250%, 9/1/17		581,000	630,459
7.500%, 2/15/19		829,000	968,241
6.000%, 6/15/20		494,000	566,479
5.750%, 1/24/22		310,000	354,734
3.850%, 7/8/24		315,000	319,562
3.750%, 5/22/25		1,834,000	1,831,835
Israel Electric Corp. Ltd.
5.000%, 11/12/24(m)		231,000	235,620
Morgan Stanley
5.625%, 9/23/19		162,000	181,126
5.500%, 7/24/20		276,000	309,891
4.000%, 7/23/25		349,000	355,540
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§		1,345,953	1,396,179
UBS AG/Connecticut
0.884%, 6/1/17(l)		600,000	599,668
7.625%, 8/17/22		260,000	298,350

			9,696,501

Consumer Finance (0.5%)
AerCap Aviation Solutions B.V.
6.375%, 5/30/17		200,000	207,500
AGFC Capital Trust I
6.000%, 1/15/67(l)§		1,070,000	783,946
Ally Financial, Inc.
3.125%, 1/15/16		500,000	500,000
3.500%, 7/18/16		900,000	902,250
2.750%, 1/30/17		800,000	792,000
5.500%, 2/15/17		400,000	409,000
3.250%, 9/29/17		400,000	395,520
8.000%, 3/15/20		322,000	370,300
American Express Co.
6.150%, 8/28/17		637,000	691,601
American Express Credit Corp.
1.386%, 9/14/20(l)		800,000	801,160
Ford Motor Credit Co. LLC
5.875%, 8/2/21		700,000	794,234
General Motors Financial Co., Inc.
3.200%, 7/13/20		1,000,000	985,000
4.375%, 9/25/21		1,000,000	1,018,400
4.000%, 1/15/25		55,000	52,052
4.300%, 7/13/25		70,000	67,697

			8,770,660

Diversified Financial Services (0.9%)
Bank of America N.A.
0.617%, 6/15/16(l)		1,084,000	1,081,529
0.637%, 6/15/17(l)		1,100,000	1,092,590
Countrywide Financial Corp.
6.250%, 5/15/16		232,000	238,649
Delos Finance Sarl, Term Loan
3.500%, 3/6/21		3,000,000	2,992,500
HBOS Capital Funding LP
4.939%, 12/31/49(l)	EUR	367,000	414,187
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		$3,570,000	3,860,477
4.375%, 11/30/21(l)	EUR	250,000	289,127
LBG Capital No.1 plc
8.000%, 12/29/49(l)(m)		$126,000	141,120
McGraw Hill Financial, Inc.
4.400%, 2/15/26§		316,000	320,469
Murray Street Investment Trust I
4.647%, 3/9/17(e)		2,261,000	2,356,954
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17		147,000	150,945
3.450%, 6/12/21		20,000	21,702
Nationwide Building Society
6.250%, 2/25/20§		372,000	433,529
Petronas Capital Ltd.
5.250%, 8/12/19§		785,000	856,490
Private Export Funding Corp.
4.950%, 11/15/15		147,000	147,816
1.375%, 2/15/17		92,000	92,860
4.375%, 3/15/19		20,000	22,067
2.050%, 11/15/22		79,000	76,045
Rio Oil Finance Trust
6.250%, 7/6/24§		500,000	312,500

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Waha Aerospace B.V.
3.925%, 7/28/20§	$557,500	$580,497

		15,482,053

Insurance (0.2%)
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	198,000	207,700
American International Group, Inc.
6.400%, 12/15/20	210,000	247,733
4.875%, 6/1/22	430,000	474,102
Dai-ichi Life Insurance Co., Ltd.
5.100%, 12/31/49(l)§	217,000	222,968
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	161,000	181,372
5.125%, 4/15/22	180,000	200,053
Lincoln National Corp.
8.750%, 7/1/19	178,000	217,077
MetLife Capital Trust IV
7.875%, 12/15/37§	192,000	234,720
MetLife, Inc.
5.250%, 12/31/49(l)	148,000	145,965
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§	125,000	187,826
Prudential Financial, Inc.
5.625%, 6/15/43(l)	440,000	452,980

		2,772,496

Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp.
5.050%, 9/1/20	613,000	667,104
Digital Delta Holdings LLC
3.400%, 10/1/20§	800,000	802,137
HCP, Inc.
6.000%, 1/30/17	239,000	252,208
5.375%, 2/1/21	186,000	206,952
Health Care REIT, Inc.
6.200%, 6/1/16	258,000	265,950
5.250%, 1/15/22	210,000	230,528
Host Hotels & Resorts LP
3.750%, 10/15/23	12,000	11,670
Kilroy Realty LP
4.375%, 10/1/25	1,700,000	1,715,880
Trust F/1401
5.250%, 12/15/24§	350,000	358,658
WEA Finance LLC/Westfield UK & Europe Finance plc
3.250%, 10/5/20§	800,000	804,928

		5,316,015

Thrifts & Mortgage Finance (0.1%)
BPCE S.A.
5.700%, 10/22/23§	1,800,000	1,896,830

Total Financials		85,287,500

Health Care (0.6%)
Biotechnology (0.1%)
Amgen, Inc.
6.150%, 6/1/18	19,000	21,188
Baxalta, Inc.
5.250%, 6/23/45§	180,000	180,304
Biogen, Inc.
4.050%, 9/15/25	360,000	363,456
Celgene Corp.
3.875%, 8/15/25	390,000	387,327
Gilead Sciences, Inc.
3.650%, 3/1/26	345,000	346,574

		1,298,849

Health Care Equipment & Supplies (0.1%)
Becton Dickinson and Co.
3.734%, 12/15/24	193,000	196,349
Medtronic, Inc.
3.500%, 3/15/25	1,345,000	1,372,843

		1,569,192

Health Care Providers & Services (0.0%)
Fresenius Medical Care U.S. Finance, Inc.
6.875%, 7/15/17	447,000	478,290
Laboratory Corp. of America Holdings
3.600%, 2/1/25	135,000	131,194

		609,484

Life Sciences Tools & Services (0.0%)
Thermo Fisher Scientific, Inc.
4.150%, 2/1/24	169,000	174,748

Pharmaceuticals (0.4%)
AbbVie, Inc.
3.600%, 5/14/25	228,000	224,850
Actavis Funding SCS
3.000%, 3/12/20	1,400,000	1,401,120
3.450%, 3/15/22	1,100,000	1,081,740
3.850%, 6/15/24	103,000	100,987
3.800%, 3/15/25	388,000	373,062
AstraZeneca plc
6.450%, 9/15/37	120,000	154,848
Bayer U.S. Finance LLC
3.375%, 10/8/24§	211,000	212,056
Merck & Co., Inc.
2.350%, 2/10/22	600,000	591,038
2.750%, 2/10/25	600,000	585,087
3.700%, 2/10/45	1,600,000	1,471,680
Perrigo Finance plc
3.500%, 12/15/21	200,000	197,532

		6,394,000

Total Health Care		10,046,273

Industrials (0.3%)
Airlines (0.2%)
American Airlines, Inc., Class B
Series 2011-1 B
7.000%, 1/31/18§	805,537	851,855
Continental Airlines, Inc., Class A
Series 2010-1 A
6.000%, 1/12/19	916,714	943,070
4.750%, 1/12/21	515,374	542,751
United Airlines, Inc., Class A
Series 2009-2 A
9.750%, 1/15/17	168,001	180,497

		2,518,173

Building Products (0.0%)
Owens Corning, Inc.
6.500%, 12/1/16	26,000	27,495

Construction & Engineering (0.0%)
Odebrecht Finance Ltd.
5.250%, 6/27/29§	254,000	134,589
Odebrecht Offshore Drilling Finance Ltd.
6.625%, 10/1/22§	840,780	211,036

		345,625

Industrial Conglomerates (0.0%)
Hutchison Whampoa International Ltd.
1.625%, 10/31/17§	213,000	212,014
7.625%, 4/9/19(m)	446,000	524,973

		736,987

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Road & Rail (0.0%)
Empresa de Transporte de Pasajeros Metro S.A.
4.750%, 2/4/24§		$210,000	$213,675

Trading Companies & Distributors (0.1%)
Aviation Capital Group Corp.
7.125%, 10/15/20§		269,000	312,712
Doric Nimrod Air Finance Alpha Ltd.
5.125%, 11/30/22§		489,238	506,361
International Lease Finance Corp.
5.875%, 4/1/19		125,000	131,563

			950,636

Total Industrials			4,792,591

Information Technology (0.3%)
Communications Equipment (0.0%)
Motorola Solutions, Inc.
3.500%, 3/1/23		200,000	180,360

Internet Software & Services (0.3%)
Alibaba Group Holding Ltd.
3.600%, 11/28/24§		3,400,000	3,165,138
Tencent Holdings Ltd.
2.875%, 2/11/20§		1,500,000	1,492,860

			4,657,998

IT Services (0.0%)
Total System Services, Inc.
2.375%, 6/1/18		174,000	174,281
3.750%, 6/1/23		174,000	170,751

			345,032

Semiconductors & Semiconductor Equipment (0.0%)
KLA-Tencor Corp.
4.650%, 11/1/24		312,000	312,288

Technology Hardware, Storage & Peripherals (0.0%)
Hewlett-Packard Co.
4.650%, 12/9/21		130,000	137,156
Seagate HDD Cayman
4.750%, 1/1/25		170,000	163,790

			300,946

Total Information Technology			5,796,624

Materials (0.1%)
Chemicals (0.1%)
Dow Chemical Co.
8.550%, 5/15/19		157,000	189,256
Eastman Chemical Co.
3.800%, 3/15/25		145,000	141,754
LyondellBasell Industries N.V.
5.750%, 4/15/24		270,000	301,578
Mosaic Co.
5.625%, 11/15/43		132,000	138,860
NOVA Chemicals Corp.
5.250%, 8/1/23§		166,000	159,775
Sociedad Quimica y Minera de Chile S.A.
3.625%, 4/3/23(b)§		292,000	248,930

			1,180,153

Metals & Mining (0.0%)
Barrick Gold Corp.
4.100%, 5/1/23		162,000	143,322
Corp. Nacional del Cobre de Chile
4.500%, 9/16/25§		229,000	216,550
Glencore Funding LLC
4.125%, 5/30/23§		137,000	108,572
Novelis, Inc.
8.375%, 12/15/17		39,000	37,830
Teck Resources Ltd.
4.500%, 1/15/21		380,000	250,800
Vale Overseas Ltd.
6.875%, 11/21/36		90,000	70,682
Yamana Gold, Inc.
4.950%, 7/15/24		366,000	328,289

			1,156,045

Paper & Forest Products (0.0%)
International Paper Co.
4.750%, 2/15/22		186,000	201,394
3.650%, 6/15/24		63,000	62,124
3.800%, 1/15/26		147,000	144,647
5.150%, 5/15/46		23,000	22,447

			430,612

Total Materials			2,766,810

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
Altice Finco S.A.
7.625%, 2/15/25§		200,000	184,000
AT&T, Inc.
3.400%, 5/15/25		540,000	514,632
BellSouth Corp.
4.821%, 4/26/16§		1,600,000	1,636,145
Telefonica Emisiones S.A.U.
5.462%, 2/16/21		275,000	306,446
Verizon Communications, Inc.
1.867%, 9/15/16(l)		900,000	908,933
2.500%, 9/15/16		480,000	486,736
2.086%, 9/14/18(l)		300,000	307,672
3.650%, 9/14/18		900,000	948,681
4.500%, 9/15/20		600,000	648,568
5.150%, 9/15/23		1,100,000	1,212,251
3.500%, 11/1/24		583,000	574,116
3.850%, 11/1/42		221,000	183,592
6.550%, 9/15/43		323,000	381,856

			8,293,628

Wireless Telecommunication Services (0.1%)
Altice Financing S.A.
6.625%, 2/15/23§		1,000,000	960,000
Comcel Trust via Comunicaciones Celulares S.A.
6.875%, 2/6/24(b)§		200,000	198,966
Rogers Communications, Inc.
4.000%, 6/6/22	CAD	63,000	49,840
SoftBank Corp.
4.500%, 4/15/20§		$1,000,000	977,500
Sprint Corp.
7.875%, 9/15/23		62,000	50,065

			2,236,371

Total Telecommunication Services			10,529,999

Utilities (0.5%)
Electric Utilities (0.2%)
Entergy Arkansas, Inc.
3.750%, 2/15/21		1,530,000	1,632,450
Exelon Corp.
2.850%, 6/15/20		900,000	900,601
5.100%, 6/15/45		170,000	173,925
Korea Electric Power Corp.
3.000%, 10/5/15§		894,000	894,300

			3,601,276

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Gas Utilities (0.0%)
Talent Yield Investments Ltd.
4.500%, 4/25/22§		$445,000	$460,012

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.
7.375%, 7/1/21		160,000	166,000
Constellation Energy Group, Inc.
5.150%, 12/1/20		139,000	153,193
Exelon Generation Co. LLC
4.250%, 6/15/22		176,000	180,427
NRG Energy, Inc.
7.625%, 1/15/18		1,180,000	1,236,050
6.250%, 5/1/24		122,000	107,360
Tennessee Valley Authority
5.500%, 7/18/17		930,000	1,007,464
3.875%, 2/15/21		818,000	902,839
1.875%, 8/15/22		850,000	847,656

			4,600,989

Multi-Utilities (0.0%)
CMS Energy Corp.
5.050%, 3/15/22		229,000	252,488

Total Utilities			8,914,765

Total Corporate Bonds			168,862,724

Government Securities (85.1%)
Agency ABS (0.2%)
SBA Small Business Investment Cos.
5.944%, 8/10/18		429,540	471,360
United States Small Business Administration
4.930%, 1/1/24		83,138	90,178
4.340%, 3/1/24		665,710	703,172
4.625%, 2/1/25		62,013	66,311
5.490%, 3/1/28		926,503	1,038,139
5.870%, 7/1/28		876,495	992,742

			3,361,902

Agency CMO (8.5%)
Federal Home Loan Mortgage Corp.
4.879%, 5/19/17		2,767,511	2,904,210
2.382%, 11/1/31(l)		4,950	5,265
5.500%, 1/1/35		136,047	151,745
5.500%, 7/1/35		87,115	97,112
4.000%, 1/1/45		1,814,826	1,961,217
3.500%, 11/15/45 TBA		4,000,000	4,152,344
Federal National Mortgage Association
5.000%, 2/1/24(l)		255	277
9.000%, 8/1/26		1,465	1,756
2.408%, 1/1/28(l)		39,569	41,580
2.500%, 7/1/30		298,000	304,169
2.500%, 8/1/30		484,816	494,853
2.500%, 9/1/30		402,185	410,511
1.930%, 3/1/33(l)		45,270	46,804
5.500%, 4/1/33		117,945	132,395
5.500%, 7/1/33		127,255	142,839
5.500%, 4/1/34		64,498	72,342
5.500%, 5/1/34		45,915	51,500
5.500%, 11/1/34		193,142	216,861
5.500%, 2/1/35		738,721	828,978
4.500%, 8/1/35		95,193	103,928
5.000%, 10/1/35		331,616	367,334
2.205%, 1/1/36(l)		1,044,730	1,117,469
5.000%, 7/1/36		76,063	84,242
2.054%, 2/1/37(l)		161,491	171,922
4.500%, 7/1/37		20,382	22,252
4.500%, 8/1/37		24,486	26,717
4.500%, 4/1/38		204,988	222,773
4.500%, 2/1/39		936,702	1,017,969
4.500%, 3/1/39		927,214	1,007,657
4.500%, 4/1/39		531,179	577,263
4.500%, 5/1/39		10,555	11,471
4.500%, 6/1/39		83,896	91,175
4.500%, 7/1/39		867,415	949,778
5.000%, 12/1/39		212,365	234,472
4.500%, 1/1/40		81,528	88,652
5.000%, 4/1/40		1,419,367	1,567,569
2.462%, 12/1/40(l)		20,767	22,048
4.500%, 3/1/41		150,471	163,713
4.500%, 5/1/41		7,925	8,703
4.500%, 7/1/41		6,809	7,439
3.500%, 5/1/42		520,105	547,593
4.500%, 9/1/42		331,945	360,847
4.500%, 11/1/42		128,515	139,664
4.000%, 10/1/44		2,071,346	2,241,584
3.500%, 3/1/45		807,905	849,846
3.500%, 4/1/45		1,615,276	1,699,636
3.500%, 5/1/45		848,923	893,259
3.500%, 6/1/45		2,104,193	2,214,088
3.500%, 9/1/45		1,570,124	1,652,126
3.500%, 10/25/30 TBA		1,673,000	1,767,237
3.000%, 10/25/45 TBA		177,000	179,351
3.500%, 10/25/45 TBA		755,000	787,441
4.000%, 10/25/45 TBA		3,823,000	4,077,468
4.500%, 10/25/45 TBA		4,392,000	4,761,203
3.000%, 11/25/45 TBA		19,170,000	19,384,165
3.500%, 11/25/45 TBA		37,000,000	38,507,461
4.000%, 11/25/45 TBA		27,000,000	28,744,454
4.500%, 11/25/45 TBA		7,000,000	7,581,875
Government National Mortgage Association
8.500%, 10/15/17		177	184
8.500%, 11/15/17		600	624
8.000%, 7/15/26		256	296
1.625%, 7/20/27(l)		2,271	2,335
6.500%, 6/20/32		28,560	33,145
3.000%, 5/15/43		536,297	548,489
3.000%, 7/15/45		996,754	1,018,480
4.500%, 7/20/45		1,614,141	1,736,148
0.792%, 8/20/65(l)		800,228	796,188
3.000%, 10/15/45 TBA		3,617,000	3,690,314
3.500%, 10/15/45 TBA		2,557,000	2,678,457
3.500%, 11/15/45 TBA		1,000,000	1,044,297
4.000%, 11/15/45 TBA		1,000,000	1,063,828

			148,883,387

Foreign Governments (0.5%)
Eksportfinans ASA
2.375%, 5/25/16		599,000	599,749
5.500%, 5/25/16		1,236,000	1,260,720
2.875%, 11/16/16	CHF	65,000	67,915
5.500%, 6/26/17		$491,000	516,777
Export-Import Bank of Korea
4.000%, 1/29/21		905,000	975,687
Hellenic Railways Organization S.A.
4.028%, 3/17/17	EUR	200,000	197,565
Italy Buoni Poliennali Del Tesoro
3.750%, 9/1/24		1,200,000	1,571,868
Republic of Panama
9.375%, 4/1/29		$190,000	273,363

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Slovenia
5.500%, 10/26/22(m)		$2,100,000	$2,361,387
Spain Government Bond
3.800%, 4/30/24§	EUR	200,000	259,918
State of Qatar
4.500%, 1/20/22§		$500,000	553,750
United Kingdom Gilt
1.750%, 9/7/22	GBP	90,279	139,119
United Mexican States
5.950%, 3/19/19		$106,000	118,879

			8,896,697

Municipal Bonds (1.1%)
City of Chicago Taxable General Obligation Bonds, Series 2008A
5.630%, 1/1/22		700,000	697,228
City of Chicago Taxable General Obligation Bonds, Series 2015B
7.750%, 1/1/42		600,000	600,774
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075%, 11/1/20		510,000	557,863
4.325%, 11/1/21		830,000	924,305
4.525%, 11/1/22		1,145,000	1,291,617
Colorado Metro Wastewater Reclamation District, Sewer Improvement Bonds, Revenue Bonds, Series 2009B
4.718%, 4/1/19		445,000	492,824
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.591%, 8/1/20		2,360,000	2,676,122
5.841%, 8/1/21		255,000	297,634
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628%, 7/1/40		670,000	771,472
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds, Series 2009B
6.249%, 12/1/34		255,000	286,725
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series 2010A-2
5.854%, 1/15/30		670,000	789,675
New York & New Jersey Port Authority, Consolidated Bonds, General Obligation Bonds, Series 2010
5.647%, 11/1/40		315,000	375,004
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311%, 6/1/40		1,770,000	2,139,700
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22		955,000	1,107,791
5.435%, 5/15/23		1,260,000	1,485,338
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30		2,615,000	3,270,737
State of Illinois, Revenue Bonds, Series 2009A
6.184%, 1/1/34		637,000	779,102
State of Texas Transportation Commission, Highway Fund First Tier, Revenue Bonds, Series 2010B
5.028%, 4/1/26		805,000	948,886

			19,492,797

U.S. Government Agencies (25.2%)
Federal Farm Credit Bank
4.875%, 12/16/15		19,910,000	20,098,004
0.450%, 7/12/16		318,000	317,976
5.125%, 8/25/16		4,915,000	5,118,838
4.875%, 1/17/17		3,859,000	4,070,714
2.500%, 6/20/22		250,000	249,739
Federal Home Loan Bank
0.500%, 11/20/15		22,805,000	22,801,130
1.000%, 3/11/16		1,395,000	1,398,919
3.125%, 3/11/16		480,000	485,811
5.375%, 5/18/16		3,385,000	3,489,912
2.125%, 6/10/16		2,470,000	2,499,551
5.625%, 6/13/16		1,117,000	1,157,476
2.000%, 9/9/16		1,355,000	1,375,102
4.750%, 12/16/16		2,158,000	2,267,032
4.875%, 5/17/17		1,790,000	1,911,130
0.875%, 5/24/17		26,925,000	26,997,181
5.250%, 6/5/17		1,773,000	1,904,832
1.000%, 6/9/17		1,815,000	1,824,523
1.000%, 6/21/17		11,785,000	11,867,306
2.250%, 9/8/17		245,000	252,189
5.000%, 11/17/17		23,045,000	25,067,558
1.125%, 4/25/18		9,405,000	9,472,586
4.750%, 6/8/18		150,000	165,070
1.875%, 3/8/19		3,440,000	3,520,144
5.375%, 5/15/19		215,000	246,663
1.625%, 6/14/19		525,000	532,200
4.125%, 12/13/19		50,000	55,476
4.125%, 3/13/20		1,819,000	2,029,144
4.625%, 9/11/20		1,025,000	1,175,632
3.625%, 3/12/21		50,000	55,076
5.625%, 6/11/21		150,000	181,678
Federal Home Loan Mortgage Corp.
4.750%, 11/17/15		2,795,000	2,811,289
5.250%, 4/18/16		2,605,000	2,675,560
0.500%, 5/13/16		13,953,000	13,964,645
2.500%, 5/27/16		2,080,000	2,109,312
5.500%, 7/18/16		2,936,000	3,055,347
2.000%, 8/25/16		2,960,000	3,002,248
5.125%, 10/18/16		3,025,000	3,172,879
5.000%, 2/16/17		2,112,000	2,238,920
1.000%, 3/8/17		8,236,000	8,283,719
5.000%, 4/18/17		1,785,000	1,904,531
1.250%, 5/12/17		2,430,000	2,453,560
1.000%, 6/29/17		1,810,000	1,820,406
1.000%, 7/25/17		350,000	351,781
1.000%, 7/28/17		2,980,000	2,996,398
5.500%, 8/23/17		1,730,000	1,884,026
5.125%, 11/17/17		2,315,000	2,524,268
0.750%, 1/12/18		393,000	392,476
0.875%, 3/7/18		5,136,000	5,137,435
4.875%, 6/13/18		3,664,000	4,044,510
3.750%, 3/27/19		2,777,000	3,020,795
1.750%, 5/30/19		2,592,000	2,638,204
2.000%, 7/30/19		64,000	65,762
1.250%, 8/1/19		5,480,000	5,479,657
1.250%, 10/2/19		9,647,000	9,607,727
1.375%, 5/1/20		17,658,000	17,564,958
2.375%, 1/13/22		4,369,000	4,500,497
Federal National Mortgage Association
1.875%, 10/15/15		127,000	127,081
4.375%, 10/15/15		5,761,000	5,769,807
1.625%, 10/26/15		4,259,000	4,262,450
0.375%, 12/21/15		318,000	318,028
2.000%, 3/10/16		50,000	50,383
2.250%, 3/15/16		1,350,000	1,361,318
5.000%, 3/15/16		2,735,000	2,793,847
2.375%, 4/11/16		3,550,000	3,587,351
5.375%, 7/15/16		22,160,000	23,024,411
0.625%, 8/26/16		435,000	435,716
5.250%, 9/15/16		1,005,000	1,050,868

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
1.250%, 9/28/16	$2,535,000	$2,554,299
1.375%, 11/15/16	4,691,000	4,736,346
4.875%, 12/15/16	3,743,000	3,937,619
1.250%, 1/30/17	2,925,000	2,951,216
5.000%, 2/13/17	2,220,000	2,356,236
1.125%, 4/27/17	2,440,000	2,457,653
5.000%, 5/11/17	2,570,000	2,749,466
(Zero Coupon), 6/1/17	100,000	98,781
5.375%, 6/12/17	4,086,000	4,412,871
1.000%, 8/21/17	150,000	150,055
0.875%, 8/28/17	4,826,000	4,845,930
0.875%, 10/26/17	14,146,000	14,176,219
0.900%, 11/7/17	318,000	317,795
0.875%, 12/20/17	11,312,000	11,334,011
1.000%, 12/28/17	159,000	158,825
0.875%, 2/8/18	8,806,000	8,811,925
1.200%, 2/28/18	388,000	388,370
1.000%, 4/30/18	392,000	391,329
1.750%, 1/30/19	277,000	282,515
1.750%, 6/20/19	38,413,000	39,140,104
1.750%, 9/12/19	25,075,000	25,516,009
1.700%, 10/4/19	191,000	191,335
(Zero Coupon), 10/9/19	975,000	905,414
1.500%, 10/9/19	318,000	317,698
2.250%, 10/17/22	159,000	158,134
2.500%, 3/27/23	936,000	934,675
Financing Corp.
10.700%, 10/6/17	380,000	455,141
9.400%, 2/8/18	70,000	83,887
9.650%, 11/2/18	140,000	176,532
8.600%, 9/26/19	30,000	38,524
Residual Funding Corp.
(Zero Coupon), 7/15/20 STRIPS	4,295,000	3,952,583

		442,052,259

U.S. Treasuries (49.6%)
U.S. Treasury Bonds
9.875%, 11/15/15	150,000	151,729
7.250%, 5/15/16	430,000	448,516
8.750%, 5/15/17	690,000	781,095
9.125%, 5/15/18	200,000	243,267
9.000%, 11/15/18	200,000	249,619
8.875%, 2/15/19	700,000	882,894
8.125%, 8/15/19	200,000	252,822
8.500%, 2/15/20	3,002,000	3,925,093
8.750%, 5/15/20	200,000	266,484
7.875%, 2/15/21	798,000	1,061,395
8.125%, 5/15/21	355,000	481,110
8.000%, 11/15/21	265,000	363,565
2.375%, 1/15/25 TIPS	506,436	582,706
2.000%, 1/15/26 TIPS	3,470,304	3,893,668
2.375%, 1/15/27 TIPS	2,636,660	3,082,140
1.750%, 1/15/28 TIPS	9,406,665	10,398,195
2.500%, 1/15/29 TIPS	4,797,536	5,753,372
3.875%, 4/15/29 TIPS	1,328,768	1,832,076
4.250%, 5/15/39	400,000	504,278
4.375%, 11/15/39	500,000	641,620
4.625%, 2/15/40	4,193,300	5,572,482
4.375%, 5/15/40	400,000	513,422
3.125%, 2/15/42	1,100,000	1,157,619
3.000%, 5/15/42	1,010,500	1,036,467
2.750%, 8/15/42	1,300,000	1,268,085
2.750%, 11/15/42	1,700,000	1,655,630
2.875%, 5/15/43	200,000	199,386
3.625%, 8/15/43	627,300	721,942
3.750%, 11/15/43	180,000	211,896
1.375%, 2/15/44 TIPS	102,401	103,930
3.625%, 2/15/44	1,055,000	1,212,830
3.125%, 8/15/44	7,659,100	8,016,636
3.000%, 11/15/44	483,700	494,038
0.750%, 2/15/45 TIPS	1,722,899	1,494,074
2.500%, 2/15/45	3,963,300	3,648,346
3.000%, 5/15/45	238,000	243,554
2.875%, 8/15/45(z)	5,775,000	5,771,503
U.S. Treasury Notes
2.125%, 12/31/15	740,000	743,747
2.125%, 2/29/16	735,000	741,054
0.375%, 3/15/16	906,000	906,933
1.500%, 6/30/16	660,000	666,059
4.875%, 8/15/16	675,000	701,436
0.500%, 4/30/17	3,835,000	3,832,041
0.625%, 8/31/17	4,448,000	4,448,174
0.625%, 9/30/17	2,229,000	2,228,129
1.875%, 9/30/17	5,715,000	5,852,406
0.750%, 10/31/17	3,528,000	3,533,513
1.875%, 10/31/17	6,718,000	6,881,751
4.250%, 11/15/17	3,391,000	3,643,206
0.625%, 11/30/17	3,553,000	3,546,373
0.750%, 12/31/17	3,543,000	3,544,384
2.750%, 12/31/17	3,495,000	3,651,695
0.875%, 1/31/18	3,518,000	3,527,070
2.625%, 1/31/18	1,450,000	1,512,007
3.500%, 2/15/18	4,727,000	5,029,362
0.750%, 2/28/18	1,836,000	1,834,530
0.750%, 3/31/18	2,239,000	2,235,698
2.875%, 3/31/18	400,000	420,496
0.625%, 4/30/18	14,466,000	14,390,987
2.625%, 4/30/18	1,690,000	1,767,040
3.875%, 5/15/18	350,000	377,658
1.000%, 5/31/18	2,737,000	2,746,783
2.375%, 5/31/18	2,176,000	2,263,656
1.375%, 6/30/18	5,308,000	5,379,534
2.375%, 6/30/18	1,750,000	1,821,008
2.250%, 7/31/18	3,546,000	3,681,053
4.000%, 8/15/18	2,644,000	2,878,732
1.500%, 8/31/18	10,298,000	10,471,779
1.375%, 9/30/18	5,138,000	5,204,684
3.750%, 11/15/18	4,743,000	5,149,119
1.250%, 11/30/18	31,320,000	31,569,583
1.375%, 11/30/18	1,750,000	1,771,191
1.375%, 12/31/18	4,657,000	4,709,391
1.250%, 1/31/19	3,761,000	3,785,682
2.750%, 2/15/19	5,418,000	5,719,376
1.375%, 2/28/19	1,000,000	1,010,234
1.500%, 3/31/19	4,628,000	4,694,121
0.125%, 4/15/19 TIPS	3,504,659	3,492,772
1.250%, 4/30/19	34,654,000	34,837,760
3.125%, 5/15/19	1,500,000	1,606,304
1.500%, 5/31/19	33,549,000	33,997,194
1.000%, 6/30/19	2,667,000	2,653,717
1.625%, 6/30/19	771,900	785,551
0.875%, 7/31/19	1,700,000	1,681,174
3.625%, 8/15/19	10,879,000	11,881,482
1.000%, 8/31/19	1,736,000	1,723,675
1.000%, 9/30/19	2,677,000	2,655,302
1.750%, 9/30/19	1,294,100	1,321,574
1.250%, 10/31/19	7,972,000	7,983,210
3.375%, 11/15/19	6,019,000	6,536,728
1.000%, 11/30/19	8,097,600	8,016,624
1.500%, 11/30/19	1,095,700	1,107,353
1.125%, 12/31/19	2,677,000	2,661,654

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
1.625%, 12/31/19	$730,000	$741,000
1.375%, 1/31/20	2,627,000	2,637,672
3.625%, 2/15/20	12,899,000	14,170,131
1.250%, 2/29/20	2,657,000	2,651,681
1.125%, 3/31/20	1,746,000	1,732,086
1.375%, 3/31/20	7,520,000	7,543,647
0.125%, 4/15/20 TIPS	1,426,740	1,418,094
1.125%, 4/30/20	946,000	937,713
3.500%, 5/15/20	9,360,000	10,260,808
1.500%, 5/31/20	10,390,200	10,482,535
1.625%, 7/31/20	22,615,000	22,893,271
2.625%, 8/15/20	18,507,000	19,583,804
1.375%, 8/31/20	20,070,000	20,093,520
1.375%, 9/30/20	4,285,000	4,285,000
2.625%, 11/15/20	21,358,000	22,582,540
3.625%, 2/15/21	8,195,000	9,091,328
2.000%, 2/28/21	8,700,000	8,918,179
2.250%, 3/31/21(z)	9,300,000	9,655,289
3.125%, 5/15/21	8,723,000	9,458,322
2.125%, 8/15/21	4,991,000	5,137,123
2.125%, 9/30/21(z)	12,000,000	12,347,813
2.000%, 11/15/21	3,135,000	3,199,690
2.000%, 2/15/22	5,086,000	5,189,806
1.750%, 5/15/22	21,883,000	21,922,107
0.125%, 7/15/22 TIPS	1,764,243	1,721,321
1.625%, 8/15/22	47,974,800	47,568,137
1.750%, 9/30/22	2,200,000	2,199,312
1.625%, 11/15/22	11,372,800	11,261,626
2.000%, 2/15/23	6,260,000	6,342,591
1.750%, 5/15/23	12,875,600	12,765,957
2.500%, 8/15/23	16,810,000	17,571,375
2.750%, 11/15/23	10,350,000	11,017,898
2.750%, 2/15/24	21,731,000	23,095,978
2.500%, 5/15/24	47,996,000	49,998,336
0.125%, 7/15/24 TIPS	20,353,073	19,424,250
2.375%, 8/15/24	12,515,000	12,890,817
2.250%, 11/15/24	21,930,000	22,340,760
0.250%, 1/15/25 TIPS	403,040	386,318
2.000%, 2/15/25	21,155,000	21,070,505
2.125%, 5/15/25	19,690,400	19,811,541
0.375%, 7/15/25 TIPS(z)	2,817,836	2,745,008
2.000%, 8/15/25	581,100	578,058

		870,654,180

Total Government Securities		1,493,341,222

Total Long-Term Debt Securities (101.3%) (Cost $1,763,038,432)		1,778,404,272

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.0%)
Insurance (0.0%)
Allstate Corp.
5.100%(l)	1,775	45,049

Total Preferred Stocks (0.0%) (Cost $44,375)		45,049

COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*	2	18

Total Consumer Staples		18

Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.	29	588

Total Financials		588

Total Common Stocks (0.0%) (Cost $—)		606

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.1%)
Intesa Sanpaolo S.p.A.
1.67%, 4/11/16 (p)	$1,700,000	1,702,681

Commercial Paper (0.3%)
ENI Finance USA, Inc.
0.03%, 6/2/16 (n)(p)	1,700,000	1,699,634
0.43%, 6/3/16 (n)(p)	400,000	398,821
Ford Motor Credit Co. LLC
0.65%, 11/5/15 (n)(p)	1,500,000	1,499,030
WPP CP LLC
0.31%, 10/1/15 (n)(p)	1,000,000	999,991

Total Commercial Paper		4,597,476

	Number of Shares	Value (Note 1)
Investment Company (3.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	52,811,169	52,811,169

Total Short-Term Investments (3.4%) (Cost $59,095,707)		59,111,326

Total Investments Before Options Written and Securities Sold Short (104.7%) (Cost $1,822,178,514)		1,837,561,253

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Option Written (0.0%)
Euro-Bund
October 2015 @ $156.50*	(15)	(12,571)

Put Options Written (0.0%)
Euro-Bund
October 2015 @ $154.00*	(17)	(4,559)
October 2015 @ $154.50*	(17)	(6,268)

		(10,827)

Total Options Written (0.0%) (Premiums Received $22,327)		(23,398)

Total Investments before Securities Sold Short (104.7%) (Cost $1,822,156,187)		1,837,537,855

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-0.1%)
Federal National Mortgage Association
5.000%, 10/25/45 TBA	$(1,000,000)	$(1,102,188)

Total Securities Sold Short (-0.1%) (Proceeds Received $1,100,313)		(1,102,188)

Total Investments after Options Written and Securities Sold Short (104.6%) (Cost $1,821,055,874)		1,836,435,667
Other Assets Less Liabilities (-4.6%)		(80,375,002)

Net Assets (100%)		$1,756,060,665

*	Non-income producing.

†	Security (totaling $997,830 or 0.1% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $107,939,441 or 6.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2015. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2015.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2015, the market value of these securities amounted to $17,706,129 or 1.0% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding. (p) Yield to maturity.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ABS	—	Asset-Backed Security

CAD	—	Canadian Dollar

CHF	—	Swiss Franc

CMO	—	Collateralized Mortgage Obligation

EUR	—	European Currency Unit

GBP	—	British Pound

PIK	—	Payment-in Kind Security

STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	—	To Be Announced; Security is subject to delayed delivery

TIPS	—	Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
5 Year U.S. Treasury Notes	368	December-15	$44,019,354	$44,349,750	$330,396
Euro-Bobl	9	December-15	1,290,922	1,297,502	6,580
Euro-BTP	36	December-15	5,396,211	5,482,456	86,245
Euro-Schatz	6	December-15	745,876	746,535	659

					$423,880

Sales
10 Year U.S. Treasury Notes	297	December-15	$37,900,490	$38,234,109	$(333,619)
90 Day Eurodollar	125	December-16	30,740,705	30,954,687	(213,982)
90 Day Eurodollar	310	March-17	76,215,691	76,670,750	(455,059)
90 Day Eurodollar	538	March-17	100,289,154	100,674,429	(385,275)
90 Day Eurodollar	70	June-17	17,191,829	17,290,000	(98,171)
90 Day Eurodollar	70	September-17	17,170,029	17,269,000	(98,971)
90 Day Eurodollar	70	December-17	17,147,279	17,247,125	(99,846)
90 Day Eurodollar	128	March-18	31,305,974	31,504,000	(198,026)
Euro-Bund	45	December-15	7,703,299	7,853,702	(150,403)
U.S. Long Bond	110	December-15	17,033,778	17,307,813	(274,035)

					$(2,307,387)

					$(1,883,507)

At September 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	1,965	$1,376,126	$1,413,476	$(37,350)
Australian Dollar vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	1,442	1,009,859	1,026,186	(16,327)
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Bank of America	793	200,123	198,000	2,123
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Bank of America	5,620	1,417,696	1,521,674	(103,978)
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Bank of America	5,096	1,285,458	1,228,000	57,458
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	1,169	294,755	285,000	9,755
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	8,627	2,176,001	2,032,000	144,001
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	696	175,596	173,000	2,596
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	11,993	3,025,145	2,993,806	31,339
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	JPMorgan Chase Bank	763	192,486	183,000	9,486
Brazilian Real vs. U.S. Dollar, expiring 11/4/15	Deutsche Bank AG	17,144	4,273,964	4,286,361	(12,397)
British Pound vs. U.S. Dollar, expiring 10/2/15	Bank of America	3,140	4,750,035	4,773,745	(23,710)
Canadian Dollar vs. U.S. Dollar, expiring 10/2/15	JPMorgan Chase Bank	179	133,866	134,816	(950)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Bank of America	540	603,784	603,843	(59)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Bank of America	1,763	1,971,243	1,948,549	22,694
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Bank of America	229	256,050	254,594	1,456
European Union Euro vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	2,266	2,533,656	2,531,931	1,725
European Union Euro vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	1,500	1,677,178	1,674,044	3,134
European Union Euro vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	397	443,893	435,160	8,733

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	3,212	$3,591,396	$3,622,078	$(30,682)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	494	552,350	555,606	(3,256)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	629	703,297	701,548	1,749
European Union Euro vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	591	660,809	663,106	(2,297)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	792	885,550	898,516	(12,966)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	1,783	1,993,605	2,019,460	(25,855)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Amherst Pierpont Securities LLC	552	617,202	623,465	(6,263)
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	42,800	356,951	343,063	13,888
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	72,200	602,146	582,248	19,898
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	57,200	477,046	461,944	15,102
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	85,500	713,068	709,449	3,619
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	188,100	1,568,748	1,566,970	1,778
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	194,100	1,618,788	1,614,408	4,380
Malaysian Ringgit vs. U.S. Dollar, expiring 10/20/15	Deutsche Bank AG	5,824	1,323,186	1,373,243	(50,057)
Mexican Peso vs. U.S. Dollar, expiring 12/18/15	Deutsche Bank AG	2,921	171,688	168,000	3,688
Mexican Peso vs. U.S. Dollar, expiring 12/18/15	JPMorgan Chase Bank	11,740	690,105	681,000	9,105
Russian Ruble vs. U.S. Dollar, expiring 10/7/15	Deutsche Bank AG	2,314	35,369	35,358	11
Russian Ruble vs. U.S. Dollar, expiring 11/18/15	Bank of America	2,314	34,896	34,813	83
Singapore Dollar vs. U.S. Dollar, expiring 10/9/15	JPMorgan Chase Bank	816	573,301	572,831	470
Taiwan Dollar vs. U.S. Dollar, expiring 12/4/15	JPMorgan Chase Bank	2,141	65,034	66,000	(966)
Thailand Baht vs. U.S. Dollar, expiring 10/20/15	JPMorgan Chase Bank	20,423	562,321	567,000	(4,679)

					$36,479

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 11/12/15	Bank of America	2,377	$1,700,161	$1,664,657	$35,504
Australian Dollar vs. U.S. Dollar, expiring 11/12/15	Bank of America	374	270,428	261,919	8,509
Australian Dollar vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	668	474,725	467,813	6,912
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	8,236	2,288,000	2,077,466	210,534
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	292	75,000	73,615	1,385
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	317	82,000	79,942	2,058
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	596	154,000	150,329	3,671
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	1,429	368,000	360,342	7,658
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	1,170	303,999	295,143	8,856

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	17,144	$4,331,521	$4,324,419	$7,102
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	JPMorgan Chase Bank	5,574	1,548,296	1,406,003	142,293
Brazilian Real vs. U.S. Dollar, expiring 11/4/15	Bank of America	605	150,000	150,774	(774)
Brazilian Real vs. U.S. Dollar, expiring 11/4/15	Deutsche Bank AG	11,993	2,963,475	2,989,849	(26,374)
Brazilian Real vs. U.S. Dollar, expiring 11/4/15	Deutsche Bank AG	5,544	1,365,000	1,382,184	(17,184)
Brazilian Real vs. U.S. Dollar, expiring 11/4/15	JPMorgan Chase Bank	5,993	1,491,000	1,494,122	(3,122)
British Pound vs. U.S. Dollar, expiring 10/2/15	JPMorgan Chase Bank	3,140	4,834,045	4,750,035	84,010
British Pound vs. U.S. Dollar, expiring 11/3/15	Bank of America	3,140	4,773,014	4,749,293	23,721
Canadian Dollar vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	278	209,835	208,617	1,218
Canadian Dollar vs. U.S. Dollar, expiring 11/19/15	JPMorgan Chase Bank	99	73,942	74,194	(252)
European Union Euro vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	24,069	27,154,237	26,894,701	259,536
European Union Euro vs. U.S. Dollar, expiring 10/27/15	JPMorgan Chase Bank	651	736,588	728,018	8,570
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Bank of America	1,583	1,763,993	1,769,982	(5,989)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Bank of America	1,516	1,694,168	1,695,068	(900)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Bank of America	1,344	1,501,587	1,502,751	(1,164)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Bank of America	968	1,085,347	1,082,339	3,008
European Union Euro vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	818	924,114	914,621	9,493
European Union Euro vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	382	439,618	427,121	12,497
European Union Euro vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	478	531,541	534,461	(2,920)
Japanese Yen vs. U.S. Dollar, expiring 10/2/15	JPMorgan Chase Bank	1,647,600	13,641,317	13,734,006	(92,689)
Japanese Yen vs. U.S. Dollar, expiring 10/7/15	HSBC Bank plc	820,000	6,794,379	6,835,693	(41,314)
Japanese Yen vs. U.S. Dollar, expiring 10/15/15	Royal Bank of Scotland	735,000	6,141,505	6,127,718	13,787
Japanese Yen vs. U.S. Dollar, expiring 11/4/15	JPMorgan Chase Bank	1,647,600	13,740,652	13,739,588	1,064
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	185,000	1,488,791	1,542,894	(54,103)
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	43,200	346,811	360,287	(13,476)
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	32,800	273,555	273,551	4
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	57,000	474,515	475,378	(863)
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	42,700	342,929	356,117	(13,188)
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	62,700	522,540	522,916	(376)
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	214,200	1,780,950	1,786,421	(5,471)
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	37,100	307,405	309,413	(2,008)
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	48,900	408,193	407,824	369

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 3/25/16	JPMorgan Chase Bank	315,000	$2,641,642	$2,635,808	$5,834
Korean Won vs. U.S. Dollar, expiring 10/20/15	JPMorgan Chase Bank	886,591	753,764	747,428	6,336
Malaysian Ringgit vs. U.S. Dollar, expiring 10/20/15	Bank of America	3,599	860,713	817,703	43,010
Malaysian Ringgit vs. U.S. Dollar, expiring 10/20/15	Deutsche Bank AG	521	131,000	118,382	12,618
Malaysian Ringgit vs. U.S. Dollar, expiring 10/20/15	Deutsche Bank AG	336	79,118	76,234	2,884
Malaysian Ringgit vs. U.S. Dollar, expiring 10/20/15	JPMorgan Chase Bank	2,380	573,853	540,680	33,173
Mexican Peso vs. U.S. Dollar, expiring 12/18/15	Bank of America	7,095	418,413	417,084	1,329
Mexican Peso vs. U.S. Dollar, expiring 12/18/15	Deutsche Bank AG	7,625	452,000	448,252	3,748
Russian Ruble vs. U.S. Dollar, expiring 10/7/15	Bank of America	2,314	35,272	35,369	(97)
Singapore Dollar vs. U.S. Dollar, expiring 10/9/15	JPMorgan Chase Bank	821	586,596	576,814	9,782
Taiwan Dollar vs. U.S. Dollar, expiring 10/20/15	Bank of America	18,991	585,689	576,776	8,913
Thailand Baht vs. U.S. Dollar, expiring 10/20/15	JPMorgan Chase Bank	37,932	1,064,000	1,044,382	19,618

					$716,740

					$753,219

Options Written:

Options written for the nine months ended September 30, 2015 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2015	—	$—
Options Written	2,224	833,830
Options Terminated in Closing Purchase Transactions	(2,175)	(811,503)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - September 30, 2015	49	$22,327

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$42,865,119	$744,947	$43,610,066
Non-Agency CMO	—	72,337,377	252,883	72,590,260
Common Stocks
Consumer Staples	18	—	—	18
Financials	588	—	—	588
Corporate Bonds
Consumer Discretionary	—	11,643,967	—	11,643,967
Consumer Staples	—	11,677,109	—	11,677,109
Energy	—	17,407,086	—	17,407,086
Financials	—	85,287,500	—	85,287,500
Health Care	—	10,046,273	—	10,046,273
Industrials	—	4,792,591	—	4,792,591
Information Technology	—	5,796,624	—	5,796,624
Materials	—	2,766,810	—	2,766,810
Telecommunication Services	—	10,529,999	—	10,529,999
Utilities	—	8,914,765	—	8,914,765
Forward Currency Contracts	—	1,367,275	—	1,367,275
Futures	423,880	—	—	423,880
Government Securities
Agency ABS	—	3,361,902	—	3,361,902
Agency CMO	—	148,883,387	—	148,883,387
Foreign Governments	—	8,896,697	—	8,896,697
Municipal Bonds	—	19,492,797	—	19,492,797
U.S. Government Agencies	—	442,052,259	—	442,052,259
U.S. Treasuries	—	870,654,180	—	870,654,180
Preferred Stocks
Financials	45,049	—	—	45,049
Short-Term Investments	52,811,169	6,300,157	—	59,111,326

Total Assets	$53,280,704	$1,785,073,874	$997,830	$1,839,352,408

Liabilities:
Forward Currency Contracts	$—	$(614,056)	$—	$(614,056)
Futures	(2,307,387)	—	—	(2,307,387)
Government Securities
Agency CMO	—	(1,102,188)	—	(1,102,188)
Options Written
Call Options Written	(12,571)	—	—	(12,571)
Put Options Written	(10,827)	—	—	(10,827)

Total Liabilities	$(2,330,785)	$(1,716,244)	$—	$(4,047,029)

Total	$50,949,919	$1,783,357,630	$997,830	$1,835,305,379

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,528,800
Aggregate gross unrealized depreciation	(9,669,565)

Net unrealized appreciation	$13,859,235

Federal income tax cost of investments	$1,823,702,018

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Health Care Providers & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	2,609	$24,027
Extendicare, Inc.	1,337	8,025

Total Health Care Providers & Services		32,052

Hotels, Restaurants & Leisure (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
Pandox AB*	805	11,743

Total Hotels, Restaurants & Leisure		11,743

Real Estate Investment Trusts (REITs) (55.3%)
Diversified REITs (9.5%)
Activia Properties, Inc. (REIT)	8	33,535
Affine S.A. (REIT)	79	1,381
American Assets Trust, Inc. (REIT)	578	23,617
ANF Immobilier (REIT)	105	2,343
Artis Real Estate Investment Trust (REIT)	2,077	19,735
British Land Co. plc (REIT)	15,700	199,615
Canadian Real Estate Investment Trust (REIT)	1,120	34,385
Chambers Street Properties (REIT)	3,609	23,422
Cofinimmo S.A. (REIT)	324	34,213
Cominar Real Estate Investment Trust (REIT)	2,565	31,003
Cousins Properties, Inc. (REIT)	3,213	29,624
Crombie Real Estate Investment Trust (REIT)	1,148	11,028
Daiwa House REIT Investment Corp. (REIT)	5	18,363
Daiwa House Residential Investment Corp. (REIT)	10	20,375
Dexus Property Group (REIT)	14,863	74,730
Dream Global Real Estate Investment Trust (REIT)	1,400	9,274
Duke Realty Corp. (REIT)	5,263	100,260
Empire State Realty Trust, Inc. (REIT), Class A	1,388	23,638
First Potomac Realty Trust (REIT)	857	9,427
Fonciere des Regions (REIT)	564	49,120
Gecina S.A. (REIT)	529	64,461
GPT Group (REIT)	27,072	86,090
Green REIT plc (REIT)	10,120	16,829
Grivalia Properties REIC AE (REIT)	558	4,972
H&R Real Estate Investment Trust (REIT)	4,227	65,155
Hamborner REIT AG (REIT)	884	8,540
Hibernia REIT plc (REIT)	10,250	14,332
ICADE (REIT)	544	36,916
Investors Real Estate Trust (REIT)	1,898	14,691
Kenedix Realty Investment Corp. (REIT)	6	28,529
Kiwi Property Group Ltd. (REIT)	19,368	15,959
Land Securities Group plc (REIT)	12,074	230,492
Lar Espana Real Estate Socimi S.A. (REIT)	750	7,168
Lexington Realty Trust (REIT)	3,566	28,885
Liberty Property Trust (REIT)	2,271	71,559
Londonmetric Property plc (REIT)	8,933	22,208
Merlin Properties Socimi S.A. (REIT)*	4,940	58,843
Mirvac Group (REIT)	56,694	68,641
Nomura Real Estate Master Fund, Inc. (REIT)†	25	31,843
NSI N.V. (REIT)	2,057	7,983
Premier Investment Corp. (REIT)	4	19,924
PS Business Parks, Inc. (REIT)	315	25,005
Redefine International plc (REIT)	15,127	12,057
Ryman Hospitality Properties, Inc. (REIT)	737	36,283
Schroder Real Estate Investment Trust Ltd. (REIT)	7,903	6,965
Select Income REIT (REIT)	1,033	19,637
Shaftesbury plc (REIT)	4,249	59,033
Spirit Realty Capital, Inc. (REIT)	6,421	58,688
Stockland Corp., Ltd. (REIT)	36,165	97,955
STORE Capital Corp. (REIT)	800	16,528
Suntec Real Estate Investment Trust (REIT)	36,992	39,012
Tokyu REIT, Inc. (REIT)	14	18,093
Top REIT, Inc. (REIT)	3	11,624
United Urban Investment Corp. (REIT)	38	50,832
VEREIT, Inc. (REIT)	13,857	106,976
Vornado Realty Trust (REIT)	2,597	234,821
Washington Real Estate Investment Trust (REIT)	1,021	25,454
Wereldhave N.V. (REIT)	586	33,835
Winthrop Realty Trust (REIT)*	495	7,108
WP Carey, Inc. (REIT)	1,367	79,026

		2,592,040

Health Care REITs (1.7%)
Care Capital Properties, Inc. (REIT)	1,230	40,504
Medical Properties Trust, Inc. (REIT)	3,550	39,263
New Senior Investment Group, Inc. (REIT)	1,200	12,552
Target Healthcare REIT Ltd. (REIT)	2,150	3,668
Welltower, Inc. (REIT)	5,360	362,979

		458,966

Hotel & Resort REITs (0.4%)
Apple Hospitality REIT, Inc. (REIT)	2,550	47,353
Hersha Hospitality Trust (REIT)	601	13,619
Summit Hotel Properties, Inc. (REIT)	1,260	14,704
Xenia Hotels & Resorts, Inc. (REIT)	1,700	29,682

		105,358

Industrial REITs (3.5%)
Ascendas Real Estate Investment Trust (REIT)	30,123	49,688
BWP Trust (REIT)	7,489	16,281
DCT Industrial Trust, Inc. (REIT)	1,345	45,273
EastGroup Properties, Inc. (REIT)	494	26,765
First Industrial Realty Trust, Inc. (REIT)	1,640	34,358
GLP J-REIT (REIT)	33	31,575
Goodman Group (REIT)	26,845	110,556
Granite Real Estate Investment Trust (REIT)	724	20,388
Hansteen Holdings plc (REIT)	10,486	19,176
Industrial & Infrastructure Fund Investment Corp. (REIT)	5	21,788
Japan Logistics Fund, Inc. (REIT)	12	21,585
Mapletree Industrial Trust (REIT)	18,734	19,545
Mapletree Logistics Trust (REIT)	22,338	15,389
Nippon Prologis REIT, Inc. (REIT)	22	39,922
Prologis, Inc. (REIT)	8,023	312,095
Pure Industrial Real Estate Trust (REIT)	2,879	9,579
Rexford Industrial Realty, Inc. (REIT)	820	11,308
Segro plc (REIT)	11,317	73,599
STAG Industrial, Inc. (REIT)	1,027	18,702

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Terreno Realty Corp. (REIT)	620	$12,177
Tritax Big Box REIT plc (REIT)	10,360	19,990
Warehouses De Pauw S.C.A. (REIT)	202	15,678

		945,417

Office REITs (7.4%)
Alexandria Real Estate Equities, Inc. (REIT)	1,117	94,576
Allied Properties Real Estate Investment Trust (REIT)	1,202	31,462
Alstria Office REIT-AG (REIT)*	1,242	16,147
Befimmo S.A. (REIT)	262	16,089
Beni Stabili S.p.A. SIIQ (REIT)	16,341	12,705
BioMed Realty Trust, Inc. (REIT)	3,088	61,698
Boston Properties, Inc. (REIT)	2,351	278,358
Brandywine Realty Trust (REIT)	2,714	33,437
CapitaLand Commercial Trust (REIT)	30,705	28,996
Champion REIT (REIT)	36,156	18,095
Columbia Property Trust, Inc. (REIT)	1,870	43,384
Corporate Office Properties Trust (REIT)	1,427	30,010
Cromwell Property Group (REIT)	22,354	15,094
Daiwa Office Investment Corp. (REIT)	4	19,327
Derwent London plc (REIT)	1,548	85,426
Douglas Emmett, Inc. (REIT)	2,069	59,422
Dream Office Real Estate Investment Trust (REIT)	1,670	26,530
DuPont Fabros Technology, Inc. (REIT)	1,002	25,932
Equity Commonwealth (REIT)*	1,940	52,846
Franklin Street Properties Corp. (REIT)	1,311	14,093
Government Properties Income Trust (REIT)	1,081	17,296
Gramercy Property Trust, Inc. (REIT)	850	17,655
Great Portland Estates plc (REIT)	5,263	68,192
Highwoods Properties, Inc. (REIT)	1,431	55,451
Hudson Pacific Properties, Inc. (REIT)	1,104	31,784
Intervest Offices & Warehouses N.V. (REIT)	161	3,723
Investa Office Fund (REIT)	8,641	24,080
Japan Excellent, Inc. (REIT)	16	17,648
Japan Prime Realty Investment Corp. (REIT)	12	38,957
Japan Real Estate Investment Corp. (REIT)	19	87,654
Keppel REIT (REIT)	28,199	18,936
Kilroy Realty Corp. (REIT)	1,392	90,703
Leasinvest Real Estate S.C.A. (REIT)	14	1,269
Mack-Cali Realty Corp. (REIT)	1,316	24,846
Mori Hills REIT Investment Corp. (REIT)	19	22,385
Mori Trust Sogo Reit, Inc. (REIT)	15	25,749
New York REIT, Inc. (REIT)	2,460	24,748
Nippon Building Fund, Inc. (REIT)	21	101,872
Nomura Real Estate Office Fund, Inc. (REIT)†	6	27,213
Orix JREIT, Inc. (REIT)	35	47,380
Paramount Group, Inc. (REIT)	2,161	36,305
Parkway Properties, Inc. (REIT)	1,177	18,314
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,269	40,592
SL Green Realty Corp. (REIT)	1,556	168,297
Tier REIT, Inc. (REIT)	700	10,304
Workspace Group plc (REIT)	1,783	25,318

		2,010,298

Residential REITs (7.2%)
Advance Residence Investment Corp. (REIT)	19	40,082
Aedifica S.A. (REIT)	198	11,780
American Campus Communities, Inc. (REIT)	1,711	62,007
American Homes 4 Rent (REIT), Class A	2,258	36,309
Apartment Investment & Management Co. (REIT), Class A	2,405	89,033
AvalonBay Communities, Inc. (REIT)	2,044	357,332
Boardwalk Real Estate Investment Trust (REIT)	616	25,305
Camden Property Trust (REIT)	1,332	98,435
Canadian Apartment Properties REIT (REIT)	1,817	38,641
Education Realty Trust, Inc. (REIT)	739	24,350
Equity LifeStyle Properties, Inc. (REIT)	1,175	68,820
Equity Residential (REIT)	5,525	415,038
Essex Property Trust, Inc. (REIT)	1,035	231,240
Home Properties, Inc. (REIT)	872	65,182
Invincible Investment Corp. (REIT)	35	19,495
Mid-America Apartment Communities, Inc. (REIT)	1,166	95,460
Nippon Accommodations Fund, Inc. (REIT)	7	23,299
Northern Property Real Estate Investment Trust (REIT)	489	7,230
Post Properties, Inc. (REIT)	845	49,255
Silver Bay Realty Trust Corp. (REIT)	496	7,941
Starwood Waypoint Residential Trust (REIT)	550	13,106
Sun Communities, Inc. (REIT)	804	54,479
UDR, Inc. (REIT)	3,988	137,506

		1,971,325

Retail REITs (16.3%)
Acadia Realty Trust (REIT)	1,047	31,483
AEON REIT Investment Corp. (REIT)	13	13,712
Agree Realty Corp. (REIT)	257	7,671
Alexander’s, Inc. (REIT)	32	11,968
Brixmor Property Group, Inc. (REIT)	2,674	62,786
CapitaLand Mall Trust (REIT)	39,684	53,013
CBL & Associates Properties, Inc. (REIT)	2,574	35,392
Cedar Realty Trust, Inc. (REIT)	1,243	7,719
Charter Hall Retail REIT (REIT)	5,060	14,492
DDR Corp. (REIT)	4,668	71,794
Equity One, Inc. (REIT)	953	23,196
Eurocommercial Properties N.V. (CVA)	670	29,284
Federal Realty Investment Trust (REIT)	1,069	145,865
Federation Centres (REIT)	55,799	107,790
Fortune Real Estate Investment Trust (REIT)	20,143	18,916
Frontier Real Estate Investment Corp. (REIT)	7	27,150
Fukuoka REIT Corp. (REIT)	9	13,312
General Growth Properties, Inc. (REIT)	7,678	199,398
Getty Realty Corp. (REIT)	334	5,277
Hammerson plc (REIT)	11,978	113,243
Immobiliare Grande Distribuzione SIIQ S.p.A. (REIT)	4,631	4,154
Inland Real Estate Corp. (REIT)	1,304	10,562
Intu Properties plc (REIT)	14,346	71,700
Japan Retail Fund Investment Corp. (REIT)	37	71,705
Kimco Realty Corp. (REIT)	6,252	152,736
Kite Realty Group Trust (REIT)	1,254	29,858
Klepierre S.A. (REIT)	2,710	122,926
Link REIT (REIT)	34,992	192,882
Macerich Co. (REIT)	2,449	188,132
Mapletree Commercial Trust (REIT)	20,034	17,674

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Mercialys S.A. (REIT)	629	$13,608
Morguard Real Estate Investment Trust (REIT)	523	5,357
National Retail Properties, Inc. (REIT)	2,063	74,825
Pennsylvania Real Estate Investment Trust (REIT)	999	19,810
Ramco-Gershenson Properties Trust (REIT)	1,165	17,487
Realty Income Corp. (REIT)	3,573	169,324
Regency Centers Corp. (REIT)	1,452	90,242
Retail Opportunity Investments Corp. (REIT)	1,487	24,595
Retail Properties of America, Inc. (REIT), Class A	3,609	50,851
RioCan Real Estate Investment Trust (REIT)	4,843	92,433
Rouse Properties, Inc. (REIT)	509	7,930
Saul Centers, Inc. (REIT)	206	10,661
Scentre Group (REIT)	78,281	214,865
Shopping Centres Australasia Property Group (REIT)	11,050	15,161
Simon Property Group, Inc. (REIT)	4,787	879,468
Smart Real Estate Investment Trust (REIT)	1,705	39,070
Tanger Factory Outlet Centers, Inc. (REIT)	1,428	47,081
Taubman Centers, Inc. (REIT)	947	65,419
Unibail-Rodamco SE (REIT)	1,532	397,284
Urban Edge Properties (REIT)	1,365	29,470
Urstadt Biddle Properties, Inc. (REIT), Class A	402	7,533
Vastned Retail N.V. (REIT)	291	12,611
Weingarten Realty Investors (REIT)	1,689	55,923
Wereldhave Belgium N.V. (REIT)	41	4,778
Westfield Corp. (REIT)	29,606	207,696
WP GLIMCHER, Inc. (REIT)	2,779	32,403

		4,441,675

Specialized REITs (9.3%)
Ashford Hospitality Trust, Inc. (REIT)	1,454	8,869
Assura plc (REIT)	18,460	15,297
Big Yellow Group plc (REIT)	2,155	23,648
CDL Hospitality Trusts (REIT)	9,767	8,929
Chatham Lodging Trust (REIT)	550	11,814
Chesapeake Lodging Trust (REIT)	892	23,246
CubeSmart (REIT)	2,564	69,766
DiamondRock Hospitality Co. (REIT)	3,060	33,813
Digital Realty Trust, Inc. (REIT)	2,098	137,041
EPR Properties (REIT)	875	45,124
Extra Space Storage, Inc. (REIT)	1,781	137,422
FelCor Lodging Trust, Inc. (REIT)	2,159	15,264
Gaming and Leisure Properties, Inc. (REIT)	1,300	38,610
HCP, Inc. (REIT)	7,030	261,867
Healthcare Realty Trust, Inc. (REIT)	1,494	37,126
Healthcare Trust of America, Inc. (REIT), Class A	1,900	46,569
Hospitality Properties Trust (REIT)	2,311	59,115
Host Hotels & Resorts, Inc. (REIT)	11,580	183,080
InnVest Real Estate Investment Trust (REIT)	1,487	5,549
Japan Hotel REIT Investment Corp. (REIT)	45	28,721
LaSalle Hotel Properties (REIT)	1,683	47,780
LTC Properties, Inc. (REIT)	528	22,530
National Health Investors, Inc. (REIT)	538	30,930
Omega Healthcare Investors, Inc. (REIT)	2,474	86,961
Pebblebrook Hotel Trust (REIT)	1,090	38,640
Physicians Realty Trust (REIT)	1,087	16,403
Primary Health Properties plc (REIT)	1,586	9,721
Public Storage (REIT)	2,258	477,861
QTS Realty Trust, Inc. (REIT), Class A	550	24,030
RLJ Lodging Trust (REIT)	1,986	50,186
Sabra Health Care REIT, Inc. (REIT)	964	22,346
Safestore Holdings plc (REIT)	3,133	13,996
Senior Housing Properties Trust (REIT)	3,623	58,693
Sovran Self Storage, Inc. (REIT)	551	51,959
Strategic Hotels & Resorts, Inc. (REIT)*	4,200	57,918
Sunstone Hotel Investors, Inc. (REIT)	3,170	41,939
Universal Health Realty Income Trust (REIT)	194	9,106
Ventas, Inc. (REIT)	5,070	284,224

		2,536,093

Total Real Estate Investment Trusts (REITs)		15,061,172

Real Estate Management & Development (14.5%)
Diversified Real Estate Activities (7.3%)
Allreal Holding AG (Registered)*	143	18,715
CapitaLand Ltd.	38,843	73,386
Development Securities plc	1,880	6,979
DIC Asset AG	511	4,596
Grand City Properties S.A.	1,200	23,036
Hang Lung Properties Ltd.	34,175	76,905
Henderson Land Development Co., Ltd.	15,686	93,882
Kerry Properties Ltd.	9,929	27,290
Mitsubishi Estate Co., Ltd.	19,379	397,179
Mitsui Fudosan Co., Ltd.	14,529	399,558
Mobimo Holding AG (Registered)*	109	22,009
New World Development Co., Ltd.	82,674	80,450
Nomura Real Estate Holdings, Inc.	1,836	37,019
Sumitomo Realty & Development Co., Ltd.	6,635	211,938
Sun Hung Kai Properties Ltd.	25,550	333,021
Tokyo Tatemono Co., Ltd.	3,150	37,728
UOL Group Ltd.	7,218	30,503
Wharf Holdings Ltd.	20,868	117,912

		1,992,106

Real Estate Development (1.6%)
ADLER Real Estate AG*	360	4,928
Cheung Kong Property Holdings Ltd.	43,150	316,240
Conwert Immobilien Invest SE*	901	12,184
Helical Bar plc	1,472	9,140
Sino Land Co., Ltd.	46,569	71,071
St. Modwen Properties plc	2,660	16,719
TAG Immobilien AG	1,771	20,982

		451,264

Real Estate Operating Companies (5.6%)
ADO Properties S.A.*§	362	8,754
Aeon Mall Co., Ltd.	1,814	27,929
Azrieli Group	520	20,795
BUWOG AG	936	19,872
CA Immobilien Anlagen AG*	1,125	20,747
Capital & Counties Properties plc	11,085	72,975
Castellum AB	2,483	34,979
Citycon Oyj*	5,991	14,757
Daejan Holdings plc	78	7,504
Deutsche EuroShop AG	720	32,352
Deutsche Wohnen AG	5,170	138,168
Dios Fastigheter AB	673	4,469
DO Deutsche Office AG	992	4,864
Entra ASA§	973	7,867
Fabege AB	2,047	30,068
Fastighets AB Balder, Class B*	1,422	27,010
First Capital Realty, Inc.	1,364	19,113

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares		Value (Note 1)
Forest City Enterprises, Inc., Class A*		3,569	$71,844
Grainger plc		6,286	22,667
Hemfosa Fastigheter AB		1,204	12,851
Hispania Activos Inmobiliarios S.A.*		1,050	14,608
Hongkong Land Holdings Ltd.		17,954	119,008
Hufvudstaden AB, Class A		1,713	22,465
Hulic Co., Ltd.		5,449	49,394
Hysan Development Co., Ltd.		9,575	39,982
Inmobiliaria Colonial S.A.*		31,973	22,249
Killam Properties, Inc.		781	5,823
Klovern AB, Class B		5,735	5,420
Kungsleden AB		2,764	18,586
LEG Immobilien AG*		885	72,965
Norwegian Property ASA*		3,752	4,163
NTT Urban Development Corp.		1,662	15,343
PSP Swiss Property AG (Registered)*		615	50,634
Quintain Estates & Development plc*		7,454	15,895
Sponda Oyj		3,662	14,318
Swire Properties Ltd.		17,879	49,634
Swiss Prime Site AG (Registered)*		934	68,359
Technopolis Oyj		1,472	5,665
TLG Immobilien AG		770	13,937
Unite Group plc		3,415	33,767
Vonovia SE		7,164	230,274
Wallenstam AB, Class B		3,006	24,759
Wihlborgs Fastigheter AB		1,028	18,454

			1,515,287

Total Real Estate Management & Development			3,958,657

Total Common Stocks (70.0%) (Cost $18,964,248)			19,063,624

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (0.2%)
F&C Commercial Property Trust Ltd.		8,045	16,826
F&C UK Real Estate Investment Ltd. (REIT)		3,566	5,398
MedicX Fund Ltd.		5,528	6,483
Picton Property Income Ltd.		8,245	8,612
Standard Life Investment Property Income Trust plc (REIT)		4,378	5,579
UK Commercial Property Trust Ltd.		9,325	12,101

Total Investment Companies (0.2%) (Cost $50,585)			54,999

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.9%)
Asset-Backed Securities (0.6%)
ACE Securities Corp. Home Equity Loan Trust,
Series 2002-HE3 M1
1.994%, 10/25/32(l)		$22,511	22,033
JP Morgan Mortgage Acquisition Trust,
Series 2006-NC1 A1
0.364%, 4/25/36(l)		51,494	47,379
Series 2007-CH2 AV1
0.354%, 1/25/37(l)		34,338	32,645
RAMP Trust,
Series 2006-RZ4 A2
0.374%, 10/25/36(l)		43,799	43,094
Structured Asset Securities Corp Mortgage Loan Trust,
Series 2007-WF2 A1
1.194%, 8/25/37(l)		32,095	29,132

			174,283

Non-Agency CMO (0.3%)
Banc of America Mortgage Securities, Inc.,
Series 2004-1 5A1
6.500%, 9/25/33		11,609	11,881
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R 1A1
2.726%, 9/27/36(l)§		42,223	42,368
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A
0.974%, 5/25/34(l)		23,148	21,092

			75,341

Total Asset-Backed and Mortgage-Backed Securities			249,624

Corporate Bonds (2.4%)
Banks (0.8%)
Diversified Banks (0.8%)
Bank of America Corp.
5.000%, 5/13/21		100,000	109,651
JPMorgan Chase & Co.
2.750%, 6/23/20		100,000	100,677

Total Banks			210,328

Capital Markets (0.3%)
Investment Banking & Brokerage (0.3%)
Goldman Sachs Group, Inc.
0.958%, 6/4/17(l)		100,000	99,837

Total Capital Markets			99,837

Consumer Finance (0.4%)
Consumer Finance (0.4%)
Ford Motor Credit Co. LLC
2.375%, 1/16/18		100,000	100,402

Total Consumer Finance			100,402

IT Services (0.1%)
IT Consulting & Other Services (0.1%)
Hewlett Packard Enterprise Co.
2.450%, 10/5/17§		10,000	9,995
2.850%, 10/5/18§		10,000	9,987

Total IT Services			19,982

Pharmaceuticals (0.4%)
Pharmaceuticals (0.4%)
Actavis Funding SCS
2.350%, 3/12/18		100,000	100,441

Total Pharmaceuticals			100,441

Thrifts & Mortgage Finance (0.4%)
Thrifts & Mortgage Finance (0.4%)
Nykredit Realkredit A/S
4.000%, 6/3/36(l)(m)	EUR	100,000	110,734

Total Thrifts & Mortgage Finance			110,734

Total Corporate Bonds			641,724

Government Securities (41.1%)
Foreign Governments (23.7%)
Australia Government Bond
3.000%, 9/20/25(m)	AUD	100,000	86,715
Brazil Notas do Tesouro Nacional
(Zero Coupon), 1/1/19	BRL	400,000	61,944

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Brazil Notas do Tesouro Nacional Serie B
6.000%, 8/15/50	BRL	1,000	$565
Canadian Government Bond
1.500%, 12/1/44(z)	CAD	55,061	50,191
1.250%, 12/1/47(z)		61,951	54,161
Denmark Government Bond
0.100%, 11/15/23	DKK	1,147,113	177,200
Deutsche Bundesrepublik Inflation Linked Bond
0.750%, 4/15/18(m)(z)	EUR	445,267	512,433
Federative Republic of Brazil
(Zero Coupon), 10/1/16	BRL	200,000	43,535
France Government Bond OAT
1.000%, 7/25/17(m)(z)	EUR	113,434	131,090
0.250%, 7/25/18(m)(z)		622,458	716,992
0.100%, 7/25/21(m)(z)		40,567	47,186
1.100%, 7/25/22(m)(z)		149,333	185,755
2.250%, 5/25/24(m)(z)		100,000	126,133
1.800%, 7/25/40(m)(z)		34,274	52,161
Hellenic Railways Organization S.A.
4.500%, 12/6/16(b)	JPY	1,500,000	10,595
Italy Buoni Poliennali Del Tesoro
2.250%, 4/22/17(m)	EUR	200,930	230,127
1.700%, 9/15/18		100,847	119,025
2.100%, 9/15/21(m)		118,883	146,348
2.350%, 9/15/24(m)		360,896	455,634
3.100%, 9/15/26(m)		63,473	86,333
Japan Treasury Bill
(Zero Coupon), 12/28/15	JPY	10,000,000	83,236
Mexican Udibonos
4.500%, 12/4/25	MXN	1,627,591	108,986
4.000%, 11/8/46		283,129	17,840
New Zealand Government Bond
2.000%, 9/20/25(m)	NZD	240,000	151,884
Republic of Greece
5.250%, 2/1/16	JPY	9,300,000	71,888
Republic of Sweden
0.250%, 6/1/22	SEK	251,710	32,428
Spain Government Bond
0.550%, 11/30/19(m)	EUR	299,667	340,741
United Kingdom Gilt
0.125%, 3/22/24(m)(z)	GBP	662,768	1,088,645
1.250%, 11/22/32(m)		316,272	661,100
0.125%, 3/22/44(m)(z)		19,241	37,679
0.125%, 3/22/58(m)(z)		157,113	356,417
0.375%, 3/22/62(m)(z)		32,966	86,436
0.125%, 3/22/68(m)(z)		51,881	133,927

			6,465,330

U.S. Treasuries (17.4%)
U.S. Treasury Bonds
2.000%, 1/15/26 TIPS		48,097	53,964
2.375%, 1/15/27 TIPS		88,757	103,752
1.750%, 1/15/28 TIPS		136,702	151,111
2.125%, 2/15/40 TIPS		55,209	65,085
1.375%, 2/15/44 TIPS		655,366	665,156
3.000%, 11/15/44		130,000	132,778
2.875%, 8/15/45		60,000	59,964
U.S. Treasury Notes
0.125%, 4/15/16 TIPS		216,240	214,010
0.125%, 4/15/17 TIPS		73,551	73,260
0.125%, 4/15/18 TIPS		309,726	309,385
0.125%, 4/15/19 TIPS		814,800	812,037
1.875%, 7/15/19 TIPS		111,772	119,376
0.125%, 4/15/20 TIPS		305,730	303,877
0.625%, 7/15/21 TIPS		418,258	424,138
0.125%, 7/15/22 TIPS		125,573	122,518
2.000%, 7/31/22(z)		200,000	203,457
0.125%, 1/15/23 TIPS		206,786	199,471
0.375%, 7/15/23 TIPS		123,061	121,017
0.625%, 1/15/24 TIPS		306,843	305,421
0.125%, 7/15/24 TIPS		100,509	95,922
0.375%, 7/15/25 TIPS		201,274	196,072

			4,731,771

Total Government Securities			11,197,101

Total Long-Term Debt Securities (44.4%) (Cost $12,172,498)			12,088,449

	Number of Rights		Value (Note 1)
RIGHTS:
Real Estate Investment Trusts (REITs) (0.0%)
Specialized REITs (0.0%)
Assura plc, expiring 10/9/15*† (Cost $—)		3,062	221

	Number of Shares		Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares		338,976	338,976

Total Short-Term Investments (1.2%) (Cost $338,976)			338,976

	Number of Contracts		Value (Note 1)
OPTION PURCHASED:
Put Option Purchased (0.0%)
Eurodollar
December 2015 @ $99.38*		5	31

Total Options Purchased (0.0%) (Cost $175)			31

Total Investments (115.8%) (Cost $31,526,482)			31,546,300
Other Assets Less Liabilities (-15.8%)			(4,305,082)

Net Assets (100%)			$27,241,218

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

*	Non-income producing.

†	Security (totaling $59,277 or 0.2% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $78,971 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2015.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2015, the market value of these securities amounted to $5,744,470 or 21.1% of net assets.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

AUD — Australian Dollar

BRL — Brazillian Real

CVA — Dutch Certification

CAD — Canadian Dollar

CMO — Collateralized Mortgage Obligation

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

REIC — Real Estate Investment Company

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Security

Country Diversification

As a Percentage of Total Net Assets

Australia	4.2%
Austria	0.2
Belgium	0.3
Brazil	0.4
Canada	2.3
Denmark	1.1
Finland	0.1
France	7.2
Germany	3.9
Greece	0.3
Hong Kong	5.6
Ireland	0.1
Israel	0.1
Italy	3.9
Japan	8.2
Luxembourg	0.5
Mexico	0.5
Netherlands	0.3
New Zealand	0.6
Norway	0.0 #
Singapore	1.4
Spain	1.6
Sweden	0.9
Switzerland	0.6
United Kingdom	13.5
United States	58.0
Cash and Other	(15.8)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
10 Year U.S. Treasury Notes	5	December-15	$643,249	$643,672	$423

Sales
90 Day Eurodollar	4	March-16	$988,703	$994,800	$(6,097)
90 Day Eurodollar	4	June-16	988,694	993,550	(4,856)
90 Day Eurodollar	3	September-16	739,255	744,075	(4,820)
90 Day Eurodollar	10	December-16	2,465,827	2,476,375	(10,548)
90 Day Eurodollar	3	March-17	737,413	741,975	(4,562)
Euro-Bund	2	December-15	343,988	349,054	(5,066)
U.S. Long Bond	3	December-15	467,356	472,031	(4,675)
U.S. Ultra Bond	3	December-15	489,770	481,219	8,551

					$(32,073)

					$(31,650)

At September 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	158	$110,901	$110,342	$559
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Bank of America	284	71,681	76,938	(5,257)
Brazilian Real vs. U.S. Dollar, expiring 11/4/15	Deutsche Bank AG	152	37,909	37,575	334
British Pound vs. U.S. Dollar, expiring 10/2/15	Bank of America	175	265,259	266,583	(1,324)
British Pound vs. U.S. Dollar, expiring 11/3/15	Deutsche Bank AG	108	163,352	163,784	(432)
Canadian Dollar vs. U.S. Dollar, expiring 10/5/15	Deutsche Bank AG	140	104,569	104,667	(98)
European Union Euro vs. U.S. Dollar, expiring 10/2/15	Credit Suisse	111	124,031	125,830	(1,799)
European Union Euro vs. U.S. Dollar, expiring 10/2/15	Credit Suisse	22	24,583	24,723	(140)
European Union Euro vs. U.S. Dollar, expiring 10/2/15	Credit Suisse	11	12,291	12,447	(156)
European Union Euro vs. U.S. Dollar, expiring 10/2/15	JPMorgan Chase Bank	30	33,522	33,935	(413)
European Union Euro vs. U.S. Dollar, expiring 10/2/15	JPMorgan Chase Bank	28	31,287	31,559	(272)
European Union Euro vs. U.S. Dollar, expiring 10/2/15	JPMorgan Chase Bank	4	4,470	4,571	(101)
European Union Euro vs. U.S. Dollar, expiring 11/3/15	Bank of America	4	4,472	4,473	(1)
European Union Euro vs. U.S. Dollar, expiring 11/3/15	Deutsche Bank AG	132	147,569	147,662	(93)
Hong Kong Dollar vs. U.S. Dollar, expiring 10/5/15	JPMorgan Chase Bank	65	8,387	8,387	— #
Japanese Yen vs. U.S. Dollar, expiring 11/4/15	Credit Suisse	16,000	133,426	133,478	(52)
Mexican Peso vs. U.S. Dollar, expiring 12/18/15	Bank of America	173	10,169	10,134	35
Mexican Peso vs. U.S. Dollar, expiring 12/18/15	JPMorgan Chase Bank	191	11,228	11,215	13
Singapore Dollar vs. U.S. Dollar, expiring 10/9/15	Bank of America	12	8,359	8,662	(303)

					$(9,500)

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	158	$112,580	$110,900	$1,680
Australian Dollar vs. U.S. Dollar, expiring 11/3/15	Deutsche Bank AG	158	110,153	110,702	(549)
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Bank of America	111	30,000	27,893	2,107
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	152	37,960	38,357	(397)
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	JPMorgan Chase Bank	22	5,982	5,432	550
Brazilian Real vs. U.S. Dollar, expiring 1/5/16	Bank of America	259	77,625	63,104	14,521
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	Bank of America	100	25,374	22,652	2,722
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	100	25,266	22,652	2,614
British Pound vs. U.S. Dollar, expiring 10/2/15	Bank of America	94	143,282	142,199	1,083
British Pound vs. U.S. Dollar, expiring 10/2/15	Credit Suisse	64	99,199	97,344	1,855
British Pound vs. U.S. Dollar, expiring 10/2/15	JPMorgan Chase Bank	17	26,033	25,717	316
British Pound vs. U.S. Dollar, expiring 11/3/15	Bank of America	175	266,542	265,218	1,324
Canadian Dollar vs. U.S. Dollar, expiring 11/12/15	Deutsche Bank AG	73	55,396	54,691	705
Canadian Dollar vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	72	54,241	53,942	299
Danish Krone vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	1,155	171,207	173,139	(1,932)
European Union Euro vs. U.S. Dollar, expiring 10/2/15	Bank of America	4	4,467	4,470	(3)
European Union Euro vs. U.S. Dollar, expiring 10/2/15	Credit Suisse	72	82,842	80,453	2,389
European Union Euro vs. U.S. Dollar, expiring 10/2/15	Credit Suisse	1,638	1,866,717	1,830,505	36,212
European Union Euro vs. U.S. Dollar, expiring 10/2/15	JPMorgan Chase Bank	5	5,568	5,587	(19)
European Union Euro vs. U.S. Dollar, expiring 11/3/15	Bank of America	1,513	1,699,066	1,691,665	7,401
Hong Kong Dollar vs. U.S. Dollar, expiring 12/10/15	Bank of America	186	24,016	24,021	(5)
Japanese Yen vs. U.S. Dollar, expiring 10/2/15	Credit Suisse	16,000	133,105	133,372	(267)
Japanese Yen vs. U.S. Dollar, expiring 10/26/15	Credit Suisse	2,402	20,000	20,029	(29)
Japanese Yen vs. U.S. Dollar, expiring 10/26/15	JPMorgan Chase Bank	7,500	62,551	62,537	14
Japanese Yen vs. U.S. Dollar, expiring 11/4/15	Credit Suisse	16,000	133,478	133,426	52
Japanese Yen vs. U.S. Dollar, expiring 11/4/15	Deutsche Bank AG	16,000	133,148	133,426	(278)
Korean Won vs. U.S. Dollar, expiring 10/20/15	Credit Suisse	32,700	28,723	27,567	1,156
Korean Won vs. U.S. Dollar, expiring 10/20/15	JPMorgan Chase Bank	11,922	10,000	10,051	(51)
Mexican Peso vs. U.S. Dollar, expiring 12/18/15	Bank of America	137	8,074	8,048	26
Mexican Peso vs. U.S. Dollar, expiring 12/18/15	Credit Suisse	2,632	154,581	154,694	(113)
New Zealand Dollar vs. U.S. Dollar, expiring 11/12/15	Bank of America	224	141,556	142,765	(1,209)
Singapore Dollar vs. U.S. Dollar, expiring 10/9/15	Credit Suisse	29	20,585	20,375	210

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Singapore Dollar vs. U.S. Dollar, expiring 10/9/15	JPMorgan Chase Bank	14	$9,973	$9,836	$137
Swedish Krona vs. U.S. Dollar, expiring 11/12/15	Deutsche Bank AG	210	24,208	25,114	(906)
Taiwan Dollar vs. U.S. Dollar, expiring 10/20/15	Deutsche Bank AG	651	20,000	19,772	228

					$71,843

					$62,343

#	Amount represents less than $0.50.

Options Written:

Options written for the nine months September 30, 2015 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2015	2	$1,188
Options Written	16	5,933
Options Terminated in Closing Purchase Transactions	(18)	(7,121)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - September 30, 2015	—	$—

Total return swap contracts outstanding as of September 30, 2015:

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	$7,302,235	$79,170
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	119,956	1,242
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	48,036	497
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	19,016	—
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	200,601	1,987
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	20,656	207
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	31,918	331
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	48,954	497
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	80,287	787
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	211,789	2,110
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	40,903	414
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	28,845	290

					$87,532

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$174,283	$—	$174,283
Non-Agency CMO	—	75,341	—	75,341
Common Stocks
Consumer Discretionary	—	11,743	—	11,743
Financials	10,557,522	8,403,251	59,056	19,019,829
Health Care	32,052	—	—	32,052
Corporate Bonds
Financials	—	521,301	—	521,301
Health Care	—	100,441	—	100,441
Information Technology	—	19,982	—	19,982
Forward Currency Contracts	—	78,542	—	78,542
Futures	8,974	—	—	8,974
Government Securities
Foreign Governments	—	6,465,330	—	6,465,330
U.S. Treasuries	—	4,731,771	—	4,731,771
Investment Companies
Exchange Traded Funds (ETFs)	—	54,999	—	54,999
Options Purchased
Put Options Purchased	31	—	—	31
Rights
Financials	—	—	221	221
Short-Term Investments	338,976	—	—	338,976
Total Return Swaps	—	87,532	—	87,532

Total Assets	$10,937,555	$20,724,516	$59,277	$31,721,348

Liabilities:
Forward Currency Contracts	$—	$(16,199)	$—	$(16,199)
Futures	(40,624)	—	—	(40,624)

Total Liabilities	$(40,624)	$(16,199)	$—	$(56,823)

Total	$10,896,931	$20,708,317	$59,277	$31,664,525

(a)	Securities with a market value of $59,056 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,658,224
Aggregate gross unrealized depreciation	(1,999,841)

Net unrealized depreciation	$(341,617)

Federal income tax cost of investments	$31,887,917

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.4%)
Auto Components (1.2%)
American Axle & Manufacturing Holdings, Inc.*	45,575	$908,765
Cooper Tire & Rubber Co.	33,322	1,316,552
Cooper-Standard Holding, Inc.*	7,900	458,200
Dana Holding Corp.	99,465	1,579,504
Dorman Products, Inc.*	17,700	900,753
Drew Industries, Inc.	18,670	1,019,569
Federal-Mogul Holdings Corp.*	15,100	103,133
Gentherm, Inc.*	22,600	1,015,192
Horizon Global Corp.*	10,760	94,903
Metaldyne Performance Group, Inc.	200	4,202
Modine Manufacturing Co.*	32,900	258,923
Motorcar Parts of America, Inc.*	10,300	322,802
Remy International, Inc.	17,795	520,504
Standard Motor Products, Inc.	12,800	446,464
Stoneridge, Inc.*	6,100	75,274
Tenneco, Inc.*	38,897	1,741,419
Tower International, Inc.*	10,700	254,232

		11,020,391

Automobiles (0.0%)
Winnebago Industries, Inc.	17,346	332,176

Distributors (0.3%)
Core-Mark Holding Co., Inc.	16,000	1,047,200
Pool Corp.	24,578	1,776,989

		2,824,189

Diversified Consumer Services (1.1%)
2U, Inc.*	13,500	484,650
American Public Education, Inc.*	13,807	323,774
Apollo Education Group, Inc.*	53,300	589,498
Ascent Capital Group, Inc., Class A*	8,731	239,055
Bright Horizons Family Solutions, Inc.*	21,090	1,354,822
Capella Education Co.	7,045	348,868
Chegg, Inc.*	38,400	276,864
DeVry Education Group, Inc.	36,000	979,560
Grand Canyon Education, Inc.*	30,748	1,168,116
Houghton Mifflin Harcourt Co.*	77,300	1,569,963
K12, Inc.*	21,984	273,481
LifeLock, Inc.*	53,300	466,908
Regis Corp.*	32,152	421,191
Sotheby’s, Inc.	35,102	1,122,562
Steiner Leisure Ltd.*	7,132	450,600
Strayer Education, Inc.*	6,500	357,305
Universal Technical Institute, Inc.	11,100	38,961

		10,466,178

Hotels, Restaurants & Leisure (3.5%)
Belmond Ltd., Class A*	71,509	722,956
Biglari Holdings, Inc.*	891	325,874
BJ’s Restaurants, Inc.*	17,234	741,579
Bloomin’ Brands, Inc.	70,000	1,272,600
Bob Evans Farms, Inc.	14,890	645,482
Boyd Gaming Corp.*	38,300	624,290
Buffalo Wild Wings, Inc.*	11,300	2,185,759
Caesars Acquisition Co., Class A*	23,400	166,140
Cheesecake Factory, Inc.	32,221	1,738,645
Churchill Downs, Inc.	9,293	1,243,496
Chuy’s Holdings, Inc.*	11,000	312,400
ClubCorp Holdings, Inc.	24,800	532,208
Cracker Barrel Old Country Store, Inc.	10,623	1,564,555
Dave & Buster’s Entertainment, Inc.*	9,400	355,602
Del Frisco’s Restaurant Group, Inc.*	8,900	123,621
Denny’s Corp.*	47,600	525,028
Diamond Resorts International, Inc.*	20,400	477,156
DineEquity, Inc.	11,281	1,034,016
El Pollo Loco Holdings, Inc.*	12,700	136,906
Fiesta Restaurant Group, Inc.*	15,400	698,698
International Speedway Corp., Class A	21,600	685,152
Interval Leisure Group, Inc.	25,200	462,672
Isle of Capri Casinos, Inc.*	12,700	221,488
J Alexander’s Holdings, Inc.*	7,806	77,831
Jack in the Box, Inc.	21,139	1,628,549
Krispy Kreme Doughnuts, Inc.*	44,500	651,035
La Quinta Holdings, Inc.*	52,900	834,762
Marcus Corp.	10,900	210,806
Marriott Vacations Worldwide Corp.	14,600	994,844
Noodles & Co.*	2,600	36,816
Papa John’s International, Inc.	19,342	1,324,540
Penn National Gaming, Inc.*	45,300	760,134
Pinnacle Entertainment, Inc.*	39,500	1,336,680
Popeyes Louisiana Kitchen, Inc.*	13,600	766,496
Red Robin Gourmet Burgers, Inc.*	8,200	621,068
Ruby Tuesday, Inc.*	21,800	135,378
Ruth’s Hospitality Group, Inc.	15,900	258,216
Scientific Games Corp., Class A*	31,300	327,085
SeaWorld Entertainment, Inc.	38,600	687,466
Shake Shack, Inc., Class A*	5,200	246,480
Sonic Corp.	35,938	824,777
Speedway Motorsports, Inc.	11,100	200,355
Texas Roadhouse, Inc.	39,618	1,473,790
Vail Resorts, Inc.	20,194	2,113,908
Zoe’s Kitchen, Inc.*	10,900	430,441

		32,737,780

Household Durables (1.2%)
Beazer Homes USA, Inc.*	16,000	213,280
Cavco Industries, Inc.*	4,000	272,360
Ethan Allen Interiors, Inc.	21,554	569,241
Helen of Troy Ltd.*	16,498	1,473,272
Installed Building Products, Inc.*	11,100	280,608
iRobot Corp.*	15,900	463,326
KB Home	56,500	765,575
La-Z-Boy, Inc.	34,709	921,871
Libbey, Inc.	10,600	345,666
M.D.C. Holdings, Inc.	27,500	719,950
M/I Homes, Inc.*	13,600	320,688
Meritage Homes Corp.*	24,439	892,512
NACCO Industries, Inc., Class A	2,100	99,855
Ryland Group, Inc.	31,356	1,280,266
Standard Pacific Corp.*	100,400	803,200
Taylor Morrison Home Corp., Class A*	18,400	343,344
TRI Pointe Group, Inc.*	85,601	1,120,517
Universal Electronics, Inc.*	9,800	411,894
William Lyon Homes, Class A*	8,200	168,920

		11,466,345

Internet & Catalog Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	14,400	131,040
Blue Nile, Inc.*	5,000	167,700
FTD Cos., Inc.*	13,154	391,989
HSN, Inc.	18,068	1,034,212
Lands’ End, Inc.*	9,500	256,595
Liberty TripAdvisor Holdings, Inc., Class A*	42,200	935,574
Nutrisystem, Inc.	16,600	440,232
Shutterfly, Inc.*	25,497	911,518
Travelport Worldwide Ltd.	59,600	787,912
Wayfair, Inc., Class A*	7,300	255,938

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
zulily, Inc., Class A*	37,000	$643,800

		5,956,510

Leisure Products (0.3%)
Arctic Cat, Inc.	4,400	97,592
Callaway Golf Co.	52,763	440,571
Nautilus, Inc.*	18,300	274,500
Performance Sports Group Ltd.*	25,600	343,552
Smith & Wesson Holding Corp.*	29,835	503,317
Sturm Ruger & Co., Inc.	14,400	845,136

		2,504,668

Media (1.5%)
AMC Entertainment Holdings, Inc., Class A	12,866	324,094
Carmike Cinemas, Inc.*	15,100	303,359
Central European Media Enterprises Ltd., Class A*	2,300	4,968
Crown Media Holdings, Inc., Class A*	84,111	449,994
Cumulus Media, Inc., Class A*	78,100	54,967
DreamWorks Animation SKG, Inc., Class A*	42,900	748,605
Eros International plc*	16,000	435,040
EW Scripps Co., Class A	34,312	606,293
Global Eagle Entertainment, Inc.*	23,200	266,336
Gray Television, Inc.*	35,600	454,256
Harte-Hanks, Inc.	14,700	51,891
IMAX Corp.*	34,100	1,152,239
Journal Media Group, Inc.	9,003	67,522
Loral Space & Communications, Inc.*	10,096	475,320
MDC Partners, Inc., Class A	22,200	409,146
Media General, Inc.*	46,400	649,136
Meredith Corp.	20,700	881,406
National CineMedia, Inc.	38,023	510,269
New Media Investment Group, Inc.	25,900	400,414
New York Times Co., Class A	80,000	944,800
Nexstar Broadcasting Group, Inc., Class A	19,900	942,265
Rentrak Corp.*	5,700	308,199
Scholastic Corp.	14,860	578,946
Sinclair Broadcast Group, Inc., Class A	46,300	1,172,316
Time, Inc.	63,600	1,211,580
World Wrestling Entertainment, Inc., Class A	10,400	175,760

		13,579,121

Multiline Retail (0.5%)
Big Lots, Inc.	30,400	1,456,768
Burlington Stores, Inc.*	42,600	2,174,304
Fred’s, Inc., Class A	35,015	414,928
Tuesday Morning Corp.*	29,000	156,890

		4,202,890

Specialty Retail (3.2%)
Abercrombie & Fitch Co., Class A	39,300	832,767
American Eagle Outfitters, Inc.	112,100	1,752,123
America’s Car-Mart, Inc.*	3,300	109,197
Asbury Automotive Group, Inc.*	16,142	1,309,923
Ascena Retail Group, Inc.*	97,562	1,357,087
Barnes & Noble Education, Inc.*	18,075	229,733
Barnes & Noble, Inc.	28,600	346,346
Buckle, Inc.	17,889	661,356
Caleres, Inc.	27,663	844,551
Cato Corp., Class A	15,723	535,054
Chico’s FAS, Inc.	80,900	1,272,557
Children’s Place, Inc.	15,690	904,842
Conn’s, Inc.*	14,400	346,176
Container Store Group, Inc.*	9,700	136,576
Express, Inc.*	47,000	839,890
Finish Line, Inc., Class A	29,613	571,531
Five Below, Inc.*	31,305	1,051,222
Francesca’s Holdings Corp.*	24,800	303,304
Genesco, Inc.*	16,957	967,736
Group 1 Automotive, Inc.	14,737	1,254,856
Guess?, Inc.	35,400	756,144
Haverty Furniture Cos., Inc.	13,300	312,284
Hibbett Sports, Inc.*	19,355	677,619
Lithia Motors, Inc., Class A	12,900	1,394,619
Lumber Liquidators Holdings, Inc.*	16,776	220,437
MarineMax, Inc.*	14,400	203,472
Mattress Firm Holding Corp.*	11,600	484,416
Men’s Wearhouse, Inc.	29,451	1,252,257
Monro Muffler Brake, Inc.	21,604	1,459,350
Outerwall, Inc.	12,286	699,442
Pep Boys-Manny, Moe & Jack*	39,777	484,882
Pier 1 Imports, Inc.	50,156	346,076
Rent-A-Center, Inc.	34,103	826,998
Restoration Hardware Holdings, Inc.*	20,300	1,894,193
Select Comfort Corp.*	31,200	682,656
Shoe Carnival, Inc.	5,800	138,040
Sonic Automotive, Inc., Class A	30,125	615,152
Stage Stores, Inc.	15,674	154,232
Stein Mart, Inc.	9,200	89,056
Systemax, Inc.*	10,371	77,679
Tile Shop Holdings, Inc.*	5,600	67,088
Tilly’s, Inc., Class A*	8,700	64,032
Vitamin Shoppe, Inc.*	21,000	685,440
Zumiez, Inc.*	12,700	198,501

		29,410,892

Textiles, Apparel & Luxury Goods (1.0%)
Columbia Sportswear Co.	19,268	1,132,766
Crocs, Inc.*	42,834	553,629
Deckers Outdoor Corp.*	19,500	1,132,170
G-III Apparel Group Ltd.*	24,200	1,492,172
Iconix Brand Group, Inc.*	29,331	396,555
Movado Group, Inc.	12,300	317,709
Oxford Industries, Inc.	10,300	760,964
Steven Madden Ltd.*	31,740	1,162,319
Tumi Holdings, Inc.*	32,400	570,888
Unifi, Inc.*	2,200	65,582
Wolverine World Wide, Inc.	64,280	1,391,019

		8,975,773

Total Consumer Discretionary		133,476,913

Consumer Staples (3.3%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	4,974	1,047,574
Coca-Cola Bottling Co. Consolidated	2,600	502,788
National Beverage Corp.*	8,900	273,497

		1,823,859

Food & Staples Retailing (0.9%)
Andersons, Inc.	16,409	558,891
Casey’s General Stores, Inc.	22,113	2,275,870
Chefs’ Warehouse, Inc.*	3,300	46,728
Fresh Market, Inc.*	24,700	557,973
Ingles Markets, Inc., Class A	7,600	363,508
Natural Grocers by Vitamin Cottage, Inc.*	6,100	138,409
PriceSmart, Inc.	13,052	1,009,442
Smart & Final Stores, Inc.*	9,000	141,390
SpartanNash Co.	23,270	601,529
SUPERVALU, Inc.*	147,800	1,061,204
United Natural Foods, Inc.*	32,188	1,561,440
Village Super Market, Inc., Class A	200	4,722

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Weis Markets, Inc.	7,751	$323,604

		8,644,710

Food Products (1.7%)
Alico, Inc.	300	12,177
B&G Foods, Inc.	31,800	1,159,110
Boulder Brands, Inc.*	43,200	353,808
Calavo Growers, Inc.	7,800	348,192
Cal-Maine Foods, Inc.	17,384	949,340
Darling Ingredients, Inc.*	100,099	1,125,113
Dean Foods Co.	53,900	890,428
Diamond Foods, Inc.*	12,937	399,236
Farmer Bros Co.*	3,717	101,289
Fresh Del Monte Produce, Inc.	18,504	731,093
Freshpet, Inc.*	7,300	76,650
J&J Snack Foods Corp.	8,603	977,817
John B. Sanfilippo & Son, Inc.	2,300	117,898
Lancaster Colony Corp.	10,337	1,007,651
Landec Corp.*	800	9,336
Lifeway Foods, Inc.*	12,815	134,301
Limoneira Co.	500	8,365
Post Holdings, Inc.*	34,200	2,021,220
Sanderson Farms, Inc.	13,793	945,786
Seaboard Corp.*	167	514,193
Seneca Foods Corp., Class A*	5,400	142,290
Snyder’s-Lance, Inc.	34,640	1,168,407
Tootsie Roll Industries, Inc.	14,056	439,812
TreeHouse Foods, Inc.*	24,033	1,869,527

		15,503,039

Household Products (0.2%)
Central Garden & Pet Co., Class A*	16,933	272,790
HRG Group, Inc.*	47,900	561,867
WD-40 Co.	8,227	732,779

		1,567,436

Personal Products (0.1%)
Elizabeth Arden, Inc.*	19,800	231,462
Inter Parfums, Inc.	9,100	225,771
Medifast, Inc.*	800	21,488
Revlon, Inc., Class A*	6,800	200,260
Synutra International, Inc.*	46,100	218,975
USANA Health Sciences, Inc.*	3,500	469,105

		1,367,061

Tobacco (0.2%)
Universal Corp.	16,753	830,446
Vector Group Ltd.	42,349	957,502

		1,787,948

Total Consumer Staples		30,694,053

Energy (2.9%)
Energy Equipment & Services (1.0%)
Atwood Oceanics, Inc.	36,500	540,565
Basic Energy Services, Inc.*	18,300	60,390
Bristow Group, Inc.	23,080	603,773
C&J Energy Services Ltd.*	31,700	111,584
CARBO Ceramics, Inc.	13,400	254,466
Era Group, Inc.*	13,600	203,592
Exterran Holdings, Inc.	36,800	662,400
Fairmount Santrol Holdings, Inc.*	28,400	76,680
Forum Energy Technologies, Inc.*	34,400	420,024
Geospace Technologies Corp.*	9,000	124,290
Gulfmark Offshore, Inc., Class A	19,255	117,648
Helix Energy Solutions Group, Inc.*	70,200	336,258
Hornbeck Offshore Services, Inc.*	25,534	345,475
ION Geophysical Corp.*	105,500	41,145
Key Energy Services, Inc.*	107,572	50,559
Matrix Service Co.*	18,600	417,942
McDermott International, Inc.*	136,900	588,670
Natural Gas Services Group, Inc.*	9,077	175,186
Newpark Resources, Inc.*	70,202	359,434
North Atlantic Drilling Ltd.*	37,784	29,094
Oil States International, Inc.*	29,100	760,383
Parker Drilling Co.*	102,029	268,336
PHI, Inc. (Non-Voting)*	9,000	169,920
Pioneer Energy Services Corp.*	43,400	91,140
RigNet, Inc.*	7,600	193,800
SEACOR Holdings, Inc.*	13,600	813,416
Tesco Corp.	20,200	144,228
TETRA Technologies, Inc.*	70,061	414,061
Tidewater, Inc.	26,600	349,524
U.S. Silica Holdings, Inc.	31,000	436,790
Unit Corp.*	28,500	320,910

		9,481,683

Oil, Gas & Consumable Fuels (1.9%)
Abraxas Petroleum Corp.*	37,600	48,128
Alon USA Energy, Inc.	16,000	289,120
Approach Resources, Inc.*	23,400	43,758
Bill Barrett Corp.*	36,802	121,447
Bonanza Creek Energy, Inc.*	23,300	94,831
Callon Petroleum Co.*	38,800	282,852
Carrizo Oil & Gas, Inc.*	30,203	922,400
Clayton Williams Energy, Inc.*	2,500	97,025
Clean Energy Fuels Corp.*	47,059	211,765
Cloud Peak Energy, Inc.*	44,777	117,764
Contango Oil & Gas Co.*	10,649	80,932
Delek U.S. Holdings, Inc.	34,200	947,340
DHT Holdings, Inc.	53,100	394,002
Dorian LPG Ltd.*	4,300	44,333
Eclipse Resources Corp.*	35,794	69,798
Energy XXI Ltd.	56,882	59,726
Erin Energy Corp.*	6,400	25,088
EXCO Resources, Inc.*	131,800	98,850
Frontline Ltd.*	31,700	85,273
GasLog Ltd.	20,100	193,362
Gastar Exploration, Inc.*	4,500	5,175
Green Plains, Inc.	21,700	422,282
Halcon Resources Corp.*	140,150	74,280
Isramco, Inc.*	1,521	151,096
Jones Energy, Inc., Class A*	16,500	79,035
Jura Energy Corp.*	690	41
Magnum Hunter Resources Corp.*	104,900	35,666
Matador Resources Co.*	42,300	877,302
Navios Maritime Acquisition Corp.	16,800	59,136
Nordic American Tankers Ltd.	51,101	776,735
Northern Oil and Gas, Inc.*	45,861	202,706
Oasis Petroleum, Inc.*	78,600	682,248
Parsley Energy, Inc., Class A*	47,100	709,797
PDC Energy, Inc.*	21,161	1,121,745
Peabody Energy Corp.	156,800	216,384
Penn Virginia Corp.*	8,200	4,346
Renewable Energy Group, Inc.*	9,700	80,316
REX American Resources Corp.*	3,600	182,232
Rex Energy Corp.*	24,000	49,680
RSP Permian, Inc.*	30,856	624,834
Sanchez Energy Corp.*	29,500	181,425
Scorpio Tankers, Inc.	110,000	1,008,700
SemGroup Corp., Class A	25,600	1,106,944
Ship Finance International Ltd.	36,005	585,081
Solazyme, Inc.*	32,400	84,240
Stone Energy Corp.*	32,982	163,591
Synergy Resources Corp.*	47,300	463,540
Teekay Tankers Ltd., Class A	47,757	329,523
Triangle Petroleum Corp.*	36,900	52,398
Ultra Petroleum Corp.*	86,500	552,735
W&T Offshore, Inc.	37,044	111,132
Western Refining, Inc.	40,203	1,773,756

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Westmoreland Coal Co.*	8,700	$122,583

		17,118,478

Total Energy		26,600,161

Financials (25.7%)
Banks (9.0%)
1st Source Corp.	9,072	279,418
Ameris Bancorp	17,854	513,302
Ames National Corp.	4,950	113,503
Arrow Financial Corp.	4,861	129,797
Banc of California, Inc.	1,300	15,951
BancFirst Corp.	900	56,790
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	571,365
Bancorp, Inc.*	17,900	136,398
BancorpSouth, Inc.	61,300	1,457,101
Bank of Marin Bancorp/California	1,600	76,784
Bank of the Ozarks, Inc.	49,576	2,169,446
Banner Corp.	12,000	573,240
BBCN Bancorp, Inc.	48,269	725,000
Berkshire Hills Bancorp, Inc.	22,894	630,501
Blue Hills Bancorp, Inc.	1,100	15,235
BNC Bancorp	15,700	349,011
Boston Private Financial Holdings, Inc.	61,370	718,029
Bridge Bancorp, Inc.	3,781	100,991
Bryn Mawr Bank Corp.	9,880	306,972
Camden National Corp.	2,700	109,080
Capital Bank Financial Corp., Class A*	16,800	507,864
Capital City Bank Group, Inc.	5,400	80,568
Cardinal Financial Corp.	20,800	478,608
Cascade Bancorp*	30,239	163,593
Cathay General Bancorp	52,247	1,565,320
CenterState Banks, Inc.	25,693	377,687
Central Pacific Financial Corp.	10,600	222,282
Chemical Financial Corp.	17,541	567,451
Citizens & Northern Corp.	6,102	119,111
City Holding Co.	8,450	416,585
CNB Financial Corp./Pennsylvania	3,400	61,778
CoBiz Financial, Inc.	12,121	157,694
Columbia Banking System, Inc.	39,385	1,229,206
Community Bank System, Inc.	25,878	961,885
Community Trust Bancorp, Inc.	14,025	498,028
CommunityOne Bancorp*	4,072	44,263
ConnectOne Bancorp, Inc.	16,900	326,170
Customers Bancorp, Inc.*	14,900	382,930
CVB Financial Corp.	69,987	1,168,783
Eagle Bancorp, Inc.*	13,750	625,625
Enterprise Financial Services Corp.	5,795	145,860
F.N.B. Corp./Pennsylvania	94,051	1,217,960
FCB Financial Holdings, Inc., Class A*	15,800	515,396
Financial Institutions, Inc.	5,100	126,378
First Bancorp, Inc./Maine	3,819	72,943
First Bancorp/North Carolina	7,410	125,970
First BanCorp/Puerto Rico*	52,500	186,900
First Busey Corp.	14,435	286,823
First Citizens BancShares, Inc./North Carolina, Class A	4,300	971,800
First Commonwealth Financial Corp.	76,813	698,230
First Community Bancshares, Inc./Virginia	6,700	119,930
First Connecticut Bancorp, Inc./Connecticut	14,700	236,964
First Financial Bancorp	47,316	902,789
First Financial Bankshares, Inc.	41,224	1,310,099
First Financial Corp./Indiana	4,000	129,400
First Interstate BancSystem, Inc., Class A	10,400	289,536
First Merchants Corp.	20,400	534,888
First Midwest Bancorp, Inc./Illinois	43,668	765,937
First NBC Bank Holding Co.*	8,600	301,344
First of Long Island Corp.	4,250	114,877
FirstMerit Corp.	94,514	1,670,062
Flushing Financial Corp.	24,842	497,337
Fulton Financial Corp.	99,800	1,207,580
German American Bancorp, Inc.	5,000	146,350
Glacier Bancorp, Inc.	47,014	1,240,699
Great Southern Bancorp, Inc.	4,730	204,809
Great Western Bancorp, Inc.	23,300	591,121
Green Bancorp, Inc.*	800	9,168
Hancock Holding Co.	43,986	1,189,821
Hanmi Financial Corp.	23,900	602,280
Heartland Financial USA, Inc.	7,900	286,691
Heritage Financial Corp./Washington	17,362	326,753
Heritage Oaks Bancorp	300	2,388
Hilltop Holdings, Inc.*	42,000	832,020
Home BancShares, Inc./Arkansas	31,200	1,263,600
HomeTrust Bancshares, Inc.*	200	3,710
IBERIABANK Corp.	21,585	1,256,463
Independent Bank Corp./Massachusetts	19,586	902,915
Independent Bank Corp./Michigan	200	2,952
Independent Bank Group, Inc.	2,000	76,860
International Bancshares Corp.	34,190	855,776
Investors Bancorp, Inc.	206,440	2,547,470
Lakeland Bancorp, Inc.	17,435	193,703
Lakeland Financial Corp.	12,400	559,860
LegacyTexas Financial Group, Inc.	25,560	779,069
MainSource Financial Group, Inc.	11,481	233,753
MB Financial, Inc.	41,451	1,352,961
Mercantile Bank Corp.	100	2,078
Merchants Bancshares, Inc./Vermont	1,600	47,040
Metro Bancorp, Inc.	7,323	215,223
National Bank Holdings Corp., Class A	19,300	396,229
National Penn Bancshares, Inc.	79,791	937,544
NBT Bancorp, Inc.	24,582	662,239
NewBridge Bancorp	100	853
OFG Bancorp	30,800	268,884
Old National Bancorp/Indiana	75,539	1,052,258
Opus Bank	2,900	110,896
Pacific Continental Corp.	8,430	112,203
Pacific Premier Bancorp, Inc.*	200	4,064
Park National Corp.	10,148	915,553
Park Sterling Corp.	900	6,120
Peapack-Gladstone Financial Corp.	100	2,117
Penns Woods Bancorp, Inc.	1,000	40,920
Peoples Bancorp, Inc./Ohio	5,620	116,840
Peoples Financial Services Corp.	300	10,479
Pinnacle Financial Partners, Inc.	25,800	1,274,778
Preferred Bank/California	800	25,280
PrivateBancorp, Inc.	44,370	1,700,702
Prosperity Bancshares, Inc.	40,184	1,973,436
Renasant Corp.	22,381	735,216
Republic Bancorp, Inc./Kentucky, Class A	4,500	110,475
S&T Bancorp, Inc.	20,325	663,002
Sandy Spring Bancorp, Inc.	19,851	519,699
Seacoast Banking Corp. of Florida*	1,200	17,616
ServisFirst Bancshares, Inc.	12,600	523,278
Sierra Bancorp	5,566	88,833

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Simmons First National Corp., Class A	16,900	$810,017
South State Corp.	15,880	1,220,696
Southside Bancshares, Inc.	14,948	411,817
Southwest Bancorp, Inc./Oklahoma	8,457	138,779
Square 1 Financial, Inc., Class A*	10,100	259,318
State Bank Financial Corp.	23,200	479,776
Sterling Bancorp/Delaware	70,417	1,047,101
Stock Yards Bancorp, Inc.	4,900	178,115
Suffolk Bancorp	3,862	105,510
Sun Bancorp, Inc./New Jersey*	14,160	271,730
Talmer Bancorp, Inc., Class A	30,800	512,820
Texas Capital Bancshares, Inc.*	26,123	1,369,368
Tompkins Financial Corp.	9,900	528,264
Towne Bank/Virginia	31,540	594,529
TriCo Bancshares	13,016	319,803
TriState Capital Holdings, Inc.*	900	11,223
Trustmark Corp.	42,980	995,847
UMB Financial Corp.	21,518	1,093,330
Umpqua Holdings Corp.	124,522	2,029,709
Union Bankshares Corp.	29,755	714,120
United Bankshares, Inc./West Virginia	43,305	1,645,157
United Community Banks, Inc./Georgia	23,900	488,516
Univest Corp. of Pennsylvania	4,734	90,987
Valley National Bancorp	116,846	1,149,765
Washington Trust Bancorp, Inc.	9,900	380,655
Webster Financial Corp.	56,165	2,001,159
WesBanco, Inc.	22,394	704,291
West Bancorp, Inc.	200	3,750
Westamerica Bancorp	17,874	794,321
Western Alliance Bancorp*	47,785	1,467,477
Wilshire Bancorp, Inc.	45,700	480,307
Wintrust Financial Corp.	24,912	1,331,048
Yadkin Financial Corp.	14,000	300,860

		83,357,560

Capital Markets (1.4%)
Actua Corp.*	26,300	309,288
Arlington Asset Investment Corp., Class A	8,900	125,045
Ashford, Inc.*	402	25,507
BGC Partners, Inc., Class A	100,400	825,288
Cohen & Steers, Inc.	14,609	401,017
Cowen Group, Inc., Class A*	66,200	301,872
Diamond Hill Investment Group, Inc.	1,113	207,062
Evercore Partners, Inc., Class A	20,411	1,025,449
Fifth Street Asset Management, Inc.	4,100	30,627
Financial Engines, Inc.	32,600	960,722
GAMCO Investors, Inc., Class A	3,700	203,130
Greenhill & Co., Inc.	20,700	589,329
HFF, Inc., Class A	21,300	719,088
INTL FCStone, Inc.*	3,900	96,291
Investment Technology Group, Inc.	26,900	358,846
Janus Capital Group, Inc.	101,100	1,374,960
KCG Holdings, Inc., Class A*	23,146	253,912
Ladenburg Thalmann Financial Services, Inc.*	11,100	23,421
Medley Management, Inc., Class A	300	1,986
Moelis & Co., Class A	2,900	76,154
OM Asset Management plc	2,300	35,466
Oppenheimer Holdings, Inc., Class A	3,300	66,033
Piper Jaffray Cos.*	11,300	408,721
Pzena Investment Management, Inc., Class A	28,511	253,748
Safeguard Scientifics, Inc.*	6,900	107,226
Stifel Financial Corp.*	40,686	1,712,881
Virtus Investment Partners, Inc.	4,278	429,939
Walter Investment Management Corp.*	25,102	407,907
Westwood Holdings Group, Inc.	2,197	119,407
WisdomTree Investments, Inc.	68,000	1,096,840

		12,547,162

Consumer Finance (0.6%)
Cash America International, Inc.	17,938	501,726
Encore Capital Group, Inc.*	15,600	577,200
Enova International, Inc.*	16,413	167,741
Ezcorp, Inc., Class A*	37,296	230,116
First Cash Financial Services, Inc.*	20,968	839,978
Green Dot Corp., Class A*	25,500	448,800
Nelnet, Inc., Class A	16,369	566,531
PRA Group, Inc.*	28,848	1,526,636
World Acceptance Corp.*	7,381	198,106

		5,056,834

Diversified Financial Services (0.3%)
FNFV Group*	45,200	529,744
GAIN Capital Holdings, Inc.	9,200	66,976
MarketAxess Holdings, Inc.	21,612	2,007,322
Marlin Business Services Corp.	100	1,539
NewStar Financial, Inc.*	14,500	118,900
PHH Corp.*	29,115	411,104
PICO Holdings, Inc.*	1,400	13,552

		3,149,137

Insurance (2.6%)
Ambac Financial Group, Inc.*	30,500	441,335
American Equity Investment Life Holding Co.	49,493	1,153,682
AMERISAFE, Inc.	14,200	706,166
Argo Group International Holdings Ltd.	16,645	941,940
Baldwin & Lyons, Inc., Class B	4,723	102,489
Citizens, Inc./Texas*	16,549	122,794
CNO Financial Group, Inc.	111,201	2,091,691
Crawford & Co., Class B	600	3,366
Donegal Group, Inc., Class A	6,844	96,227
EMC Insurance Group, Inc.	1,500	34,815
Employers Holdings, Inc.	19,701	439,135
Enstar Group Ltd.*	6,488	973,200
FBL Financial Group, Inc., Class A	5,600	344,512
Federated National Holding Co.	3,500	84,070
Fidelity & Guaranty Life	5,300	130,062
First American Financial Corp.	61,300	2,394,991
Global Indemnity plc*	10,000	261,700
Greenlight Capital Reinsurance Ltd., Class A*	23,193	516,740
HCI Group, Inc.	1,200	46,524
Horace Mann Educators Corp.	23,037	765,289
Infinity Property & Casualty Corp.	7,352	592,130
James River Group Holdings Ltd.	500	13,445
Kansas City Life Insurance Co.	2,506	117,757
Kemper Corp.	26,800	947,916
Maiden Holdings Ltd.	43,061	597,687
MBIA, Inc.*	88,100	535,648
National General Holdings Corp.	20,500	395,445
National Interstate Corp.	6,100	162,748
National Western Life Insurance Co., Class A	1,600	356,320
Navigators Group, Inc.*	8,503	663,064
OneBeacon Insurance Group Ltd., Class A	8,500	119,340
Primerica, Inc.	31,500	1,419,705
RLI Corp.	23,996	1,284,506
Safety Insurance Group, Inc.	10,875	588,881

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Selective Insurance Group, Inc.	31,532	$979,384
State Auto Financial Corp.	6,134	139,916
State National Cos., Inc.	6,400	59,840
Stewart Information Services Corp.	12,627	516,571
Symetra Financial Corp.	49,600	1,569,344
Third Point Reinsurance Ltd.*	47,700	641,565
United Fire Group, Inc.	11,264	394,803
United Insurance Holdings Corp.	4,400	57,860
Universal Insurance Holdings, Inc.	17,900	528,766

		24,333,369

Real Estate Investment Trusts (REITs) (9.3%)
Acadia Realty Trust (REIT)	37,273	1,120,799
AG Mortgage Investment Trust, Inc. (REIT)	16,900	257,218
Agree Realty Corp. (REIT)	9,100	271,635
Alexander’s, Inc. (REIT)	1,775	663,850
Altisource Residential Corp. (REIT)	34,800	484,416
American Assets Trust, Inc. (REIT)	24,218	989,547
American Capital Mortgage Investment Corp. (REIT)	41,874	617,223
American Residential Properties, Inc. (REIT)	18,500	319,495
Anworth Mortgage Asset Corp. (REIT)	87,311	431,316
Apollo Commercial Real Estate Finance, Inc. (REIT)	34,300	538,853
Apollo Residential Mortgage, Inc. (REIT)	19,700	249,402
Ares Commercial Real Estate Corp. (REIT)	2,400	28,776
Armada Hoffler Properties, Inc. (REIT)	1,500	14,655
ARMOUR Residential REIT, Inc. (REIT)	33,202	665,363
Ashford Hospitality Prime, Inc. (REIT)	2,288	32,101
Ashford Hospitality Trust, Inc. (REIT)	43,700	266,570
Campus Crest Communities, Inc. (REIT)	16,700	88,844
Capstead Mortgage Corp. (REIT)	63,337	626,403
CareTrust REIT, Inc. (REIT)	26,713	303,193
CatchMark Timber Trust, Inc. (REIT), Class A	6,500	66,820
Cedar Realty Trust, Inc. (REIT)	42,400	263,304
Chambers Street Properties (REIT)	168,600	1,094,214
Chatham Lodging Trust (REIT)	19,500	418,860
Chesapeake Lodging Trust (REIT)	35,000	912,100
Colony Capital, Inc. (REIT), Class A	62,246	1,217,532
CoreSite Realty Corp. (REIT)	14,400	740,736
Cousins Properties, Inc. (REIT)	126,906	1,170,073
CubeSmart (REIT)	93,968	2,556,869
CyrusOne, Inc. (REIT)	36,800	1,201,888
CYS Investments, Inc. (REIT)	119,475	867,388
DCT Industrial Trust, Inc. (REIT)	47,350	1,593,801
DiamondRock Hospitality Co. (REIT)	123,698	1,366,863
DuPont Fabros Technology, Inc. (REIT)	43,200	1,118,016
Dynex Capital, Inc. (REIT)	9,000	59,040
Easterly Government Properties, Inc. (REIT)	400	6,380
EastGroup Properties, Inc. (REIT)	21,827	1,182,587
Education Realty Trust, Inc. (REIT)	26,498	873,109
EPR Properties (REIT)	32,914	1,697,375
Equity One, Inc. (REIT)	39,386	958,655
FelCor Lodging Trust, Inc. (REIT)	74,272	525,103
First Industrial Realty Trust, Inc. (REIT)	69,230	1,450,369
First Potomac Realty Trust (REIT)	31,244	343,684
Franklin Street Properties Corp. (REIT)	55,099	592,314
Geo Group, Inc. (REIT)	46,842	1,393,081
Getty Realty Corp. (REIT)	10,020	158,316
Gladstone Commercial Corp. (REIT)	2,100	29,631
Government Properties Income Trust (REIT)	37,066	593,056
Gramercy Property Trust, Inc. (REIT)	33,675	699,430
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	18,400	316,848
Hatteras Financial Corp. (REIT)	55,600	842,340
Healthcare Realty Trust, Inc. (REIT)	63,558	1,579,416
Hersha Hospitality Trust (REIT)	30,619	693,827
Highwoods Properties, Inc. (REIT)	51,795	2,007,056
Hudson Pacific Properties, Inc. (REIT)	38,100	1,096,899
InfraREIT, Inc. (REIT)	13,624	322,616
Inland Real Estate Corp. (REIT)	57,908	469,055
Invesco Mortgage Capital, Inc. (REIT)	74,794	915,479
Investors Real Estate Trust (REIT)	60,196	465,917
iStar, Inc. (REIT)*	51,000	641,580
Kite Realty Group Trust (REIT)	47,157	1,122,808
Ladder Capital Corp. (REIT)	22,500	322,200
LaSalle Hotel Properties (REIT)	63,240	1,795,384
Lexington Realty Trust (REIT)	119,286	966,217
LTC Properties, Inc. (REIT)	21,469	916,082
Mack-Cali Realty Corp. (REIT)	51,100	964,768
Medical Properties Trust, Inc. (REIT)	121,774	1,346,820
Monmouth Real Estate Investment Corp. (REIT)	32,251	314,447
Monogram Residential Trust, Inc. (REIT)	94,000	875,140
National Health Investors, Inc. (REIT)	21,528	1,237,645
New Residential Investment Corp. (REIT)	128,033	1,677,232
New Senior Investment Group, Inc. (REIT)	37,500	392,250
New York Mortgage Trust, Inc. (REIT)	46,600	255,834
New York REIT, Inc. (REIT)	101,500	1,021,090
One Liberty Properties, Inc. (REIT)	7,500	159,975
Parkway Properties, Inc. (REIT)	45,017	700,465
Pebblebrook Hotel Trust (REIT)	42,843	1,518,784
Pennsylvania Real Estate Investment Trust (REIT)	44,352	879,500
PennyMac Mortgage Investment Trust (REIT)	42,545	658,171
Physicians Realty Trust (REIT)	40,900	617,181
Potlatch Corp. (REIT)	29,144	839,056
PS Business Parks, Inc. (REIT)	11,580	919,220
QTS Realty Trust, Inc. (REIT), Class A	13,600	594,184
RAIT Financial Trust (REIT)	41,800	207,328
Ramco-Gershenson Properties Trust (REIT)	41,400	621,414
Redwood Trust, Inc. (REIT)	49,391	683,571
Resource Capital Corp. (REIT)	18,748	209,415
Retail Opportunity Investments Corp. (REIT)	55,300	914,662
Rexford Industrial Realty, Inc. (REIT)	26,500	365,435
RLJ Lodging Trust (REIT)	74,300	1,877,561
Rouse Properties, Inc. (REIT)	21,400	333,412

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ryman Hospitality Properties, Inc. (REIT)	24,134	$1,188,117
Sabra Health Care REIT, Inc. (REIT)	31,383	727,458
Saul Centers, Inc. (REIT)	5,600	289,800
Select Income REIT (REIT)	35,400	672,954
Silver Bay Realty Trust Corp. (REIT)	22,200	355,422
Sovran Self Storage, Inc. (REIT)	20,062	1,891,847
STAG Industrial, Inc. (REIT)	32,600	593,646
Starwood Waypoint Residential Trust (REIT)	21,600	514,728
STORE Capital Corp. (REIT)	18,308	378,243
Strategic Hotels & Resorts, Inc. (REIT)*	155,110	2,138,967
Summit Hotel Properties, Inc. (REIT)	61,700	720,039
Sun Communities, Inc. (REIT)	27,628	1,872,073
Sunstone Hotel Investors, Inc. (REIT)	113,550	1,502,267
Terreno Realty Corp. (REIT)	24,600	483,144
United Development Funding IV (REIT)	17,000	299,200
Universal Health Realty Income Trust (REIT)	10,250	481,135
Urban Edge Properties (REIT)	50,100	1,081,659
Urstadt Biddle Properties, Inc. (REIT), Class A	10,489	196,564
Washington Real Estate Investment Trust (REIT)	48,017	1,197,064
Western Asset Mortgage Capital Corp. (REIT)	24,000	302,640
Whitestone REIT (REIT)	400	4,612
Xenia Hotels & Resorts, Inc. (REIT)	63,000	1,099,980

		85,770,096

Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	29,200	1,002,436
Altisource Asset Management Corp.*	500	11,975
Altisource Portfolio Solutions S.A.*	9,800	233,632
AV Homes, Inc.*	2,500	33,800
Consolidated-Tomoka Land Co.	2,700	134,460
Forestar Group, Inc.*	27,321	359,271
FRP Holdings, Inc.*	100	3,014
Kennedy-Wilson Holdings, Inc.	52,400	1,161,708
Marcus & Millichap, Inc.*	5,700	262,143
RE/MAX Holdings, Inc., Class A	3,100	111,538
St. Joe Co.*	36,400	696,332
Tejon Ranch Co.*	6,102	133,085

		4,143,394

Thrifts & Mortgage Finance (2.0%)
Astoria Financial Corp.	48,053	773,653
Bank Mutual Corp.	500	3,840
BankFinancial Corp.	15,421	191,683
BBX Capital Corp., Class A*	800	12,880
Beneficial Bancorp, Inc.*	46,738	619,746
BofI Holding, Inc.*	7,700	991,991
Brookline Bancorp, Inc.	60,777	616,279
Capitol Federal Financial, Inc.	100,900	1,222,908
Clifton Bancorp, Inc.	10,104	140,244
Dime Community Bancshares, Inc.	15,501	261,967
Essent Group Ltd.*	31,400	780,290
EverBank Financial Corp.	54,500	1,051,850
Federal Agricultural Mortgage Corp., Class C	4,300	111,499
Flagstar Bancorp, Inc.*	4,500	92,520
Kearny Financial Corp.	52,835	606,017
LendingTree, Inc.*	4,900	455,847
Meridian Bancorp, Inc.	31,000	423,770
MGIC Investment Corp.*	191,787	1,775,948
Nationstar Mortgage Holdings, Inc.*	22,200	307,914
NMI Holdings, Inc., Class A*	26,900	204,440
Northfield Bancorp, Inc.	39,383	599,015
Northwest Bancshares, Inc.	68,410	889,330
OceanFirst Financial Corp.	5,900	101,598
Ocwen Financial Corp.*	60,700	407,297
Oritani Financial Corp.	28,850	450,637
Provident Financial Services, Inc.	38,216	745,212
Radian Group, Inc.	120,000	1,909,200
Stonegate Mortgage Corp.*	1,200	8,532
Territorial Bancorp, Inc.	5,495	143,090
TrustCo Bank Corp.	70,354	410,867
United Community Financial Corp./Ohio	500	2,500
United Financial Bancorp, Inc.	20,860	272,223
Walker & Dunlop, Inc.*	10,445	272,406
Washington Federal, Inc.	58,400	1,328,600
Waterstone Financial, Inc.	2,300	31,004
WSFS Financial Corp.	17,400	501,294

		18,718,091

Total Financials		237,075,643

Health Care (15.3%)
Biotechnology (5.7%)
Abeona Therapeutics, Inc.*	15,500	62,775
ACADIA Pharmaceuticals, Inc.*	47,500	1,570,825
Acceleron Pharma, Inc.*	9,500	236,550
Achillion Pharmaceuticals, Inc.*	59,900	413,909
Acorda Therapeutics, Inc.*	25,135	666,329
Adamas Pharmaceuticals, Inc.*	7,100	118,854
Aduro Biotech, Inc.*	2,800	54,236
Advaxis, Inc.*	17,100	174,933
Aegerion Pharmaceuticals, Inc.*	19,500	265,200
Affimed N.V.*	2,000	12,340
Agenus, Inc.*	44,000	202,400
Akebia Therapeutics, Inc.*	5,800	56,028
Alder Biopharmaceuticals, Inc.*	11,600	380,016
AMAG Pharmaceuticals, Inc.*	19,200	762,816
Amicus Therapeutics, Inc.*	64,400	900,956
Anacor Pharmaceuticals, Inc.*	23,150	2,724,987
Anthera Pharmaceuticals, Inc.*	13,400	81,606
Applied Genetic Technologies Corp.*	4,200	55,188
Ardelyx, Inc.*	4,300	74,304
Arena Pharmaceuticals, Inc.*	140,334	268,038
ARIAD Pharmaceuticals, Inc.*	95,000	554,800
Array BioPharma, Inc.*	68,919	314,271
Arrowhead Research Corp.*	29,900	172,224
Asterias Biotherapeutics, Inc.*	3,300	12,771
Atara Biotherapeutics, Inc.*	6,100	191,784
aTyr Pharma, Inc.*	1,400	14,364
Avalanche Biotechnologies, Inc.*	22,400	184,576
Bellicum Pharmaceuticals, Inc.*	7,000	101,710
BioCryst Pharmaceuticals, Inc.*	40,400	460,560
BioSpecifics Technologies Corp.*	1,400	60,956
BioTime, Inc.*	18,100	54,300
Blueprint Medicines Corp.*	2,900	61,886
Calithera Biosciences, Inc.*	9,000	48,870
Cara Therapeutics, Inc.*	2,000	28,580
Catalyst Pharmaceuticals, Inc.*	5,500	16,500
Celldex Therapeutics, Inc.*	56,278	593,170
Cellular Biomedicine Group, Inc.*	1,000	16,930
Cepheid, Inc.*	41,649	1,882,535
Chelsea Therapeutics International Ltd.*†	48,600	2,916
ChemoCentryx, Inc.*	7,500	45,375
Chimerix, Inc.*	23,300	890,060
Cidara Therapeutics, Inc.*	800	10,176
Clovis Oncology, Inc.*	14,200	1,305,832
Coherus Biosciences, Inc.*	10,500	210,420

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Concert Pharmaceuticals, Inc.*	2,200	$41,294
CorMedix, Inc.*	10,100	20,099
CTI BioPharma Corp.*	98,700	144,102
Curis, Inc.*	7,100	14,342
Cytokinetics, Inc.*	17,800	119,082
CytRx Corp.*	25,000	59,250
Dicerna Pharmaceuticals, Inc.*	7,600	62,396
Durata Therapeutics, Inc.*†	9,800	1,176
Dyax Corp.*	85,268	1,627,766
Dynavax Technologies Corp.*	15,750	386,505
Eagle Pharmaceuticals, Inc.*	4,800	355,344
Emergent BioSolutions, Inc.*	13,500	384,615
Enanta Pharmaceuticals, Inc.*	7,800	281,892
Epizyme, Inc.*	16,400	210,904
Esperion Therapeutics, Inc.*	7,400	174,566
Exact Sciences Corp.*	47,700	858,123
Exelixis, Inc.*	128,986	723,611
Fibrocell Science, Inc.*	2,700	10,395
FibroGen, Inc.*	27,000	591,840
Five Prime Therapeutics, Inc.*	8,000	123,120
Flexion Therapeutics, Inc.*	5,700	84,702
Foundation Medicine, Inc.*	6,300	116,235
Galena Biopharma, Inc.*	107,300	169,534
Genocea Biosciences, Inc.*	3,000	20,550
Genomic Health, Inc.*	11,412	241,478
Geron Corp.*	75,011	207,030
Halozyme Therapeutics, Inc.*	55,035	739,120
Heron Therapeutics, Inc.*	13,900	339,160
Idera Pharmaceuticals, Inc.*	55,600	186,260
Ignyta, Inc.*	13,700	120,286
Immune Design Corp.*	4,600	56,120
ImmunoGen, Inc.*	55,068	528,653
Immunomedics, Inc.*	52,700	90,644
Infinity Pharmaceuticals, Inc.*	32,400	273,780
Inovio Pharmaceuticals, Inc.*	34,700	200,566
Insmed, Inc.*	36,100	670,377
Insys Therapeutics, Inc.*	13,300	378,518
Invitae Corp.*	3,200	23,104
Ironwood Pharmaceuticals, Inc.*	64,800	675,216
Karyopharm Therapeutics, Inc.*	13,000	136,890
Keryx Biopharmaceuticals, Inc.*	56,500	198,880
Kite Pharma, Inc.*	16,250	904,800
KYTHERA Biopharmaceuticals, Inc.*	14,700	1,102,206
La Jolla Pharmaceutical Co.*	1,300	36,127
Lexicon Pharmaceuticals, Inc.*	23,911	256,804
Ligand Pharmaceuticals, Inc.*	12,326	1,055,722
Lion Biotechnologies, Inc.*	7,500	43,200
Loxo Oncology, Inc.*	1,300	22,724
MacroGenics, Inc.*	15,900	340,578
MannKind Corp.*	149,500	479,895
Medgenics, Inc.*	1,400	10,948
Merrimack Pharmaceuticals, Inc.*	59,900	509,749
MiMedx Group, Inc.*	57,000	550,050
Mirati Therapeutics, Inc.*	4,800	165,216
Momenta Pharmaceuticals, Inc.*	31,728	520,657
Myriad Genetics, Inc.*	39,200	1,469,216
Navidea Biopharmaceuticals, Inc.*	35,400	80,712
Neurocrine Biosciences, Inc.*	47,900	1,905,941
NewLink Genetics Corp.*	11,300	404,992
Northwest Biotherapeutics, Inc.*	26,600	166,250
Novavax, Inc.*	138,659	980,319
Ocata Therapeutics, Inc.*	3,900	16,302
OncoMed Pharmaceuticals, Inc.*	7,500	124,425
Oncothyreon, Inc.*	73,100	200,294
Ophthotech Corp.*	13,400	542,968
Orexigen Therapeutics, Inc.*	70,503	148,761
Organovo Holdings, Inc.*	53,250	142,710
Osiris Therapeutics, Inc.*	9,800	181,006
Otonomy, Inc.*	8,400	149,604
OvaScience, Inc.*	18,400	156,216
PDL BioPharma, Inc.	104,627	526,274
Peregrine Pharmaceuticals, Inc.*	26,000	26,520
Pfenex, Inc.*	1,600	24,016
Portola Pharmaceuticals, Inc.*	25,100	1,069,762
Progenics Pharmaceuticals, Inc.*	54,200	310,024
Proteon Therapeutics, Inc.*	400	5,564
Prothena Corp. plc*	15,400	698,236
PTC Therapeutics, Inc.*	19,100	509,970
Radius Health, Inc.*	16,500	1,143,615
Raptor Pharmaceutical Corp.*	37,800	228,690
Regulus Therapeutics, Inc.*	17,700	115,758
Repligen Corp.*	19,500	543,075
Retrophin, Inc.*	19,700	399,122
Rigel Pharmaceuticals, Inc.*	54,840	135,455
Sage Therapeutics, Inc.*	7,800	330,096
Sangamo BioSciences, Inc.*	34,000	191,760
Sarepta Therapeutics, Inc.*	21,600	693,576
Sorrento Therapeutics, Inc.*	5,600	46,984
Spark Therapeutics, Inc.*	4,769	199,010
Spectrum Pharmaceuticals, Inc.*	43,065	257,529
Stemline Therapeutics, Inc.*	2,500	22,075
Synergy Pharmaceuticals, Inc.*	57,300	303,690
Synta Pharmaceuticals Corp.*	77,700	135,198
T2 Biosystems, Inc.*	2,900	25,404
TESARO, Inc.*	12,500	501,250
TG Therapeutics, Inc.*	11,700	117,936
Threshold Pharmaceuticals, Inc.*	41,600	169,312
Tobira Therapeutics, Inc.*	1,288	12,442
Tokai Pharmaceuticals, Inc.*	2,800	28,980
Trevena, Inc.*	2,200	22,770
Trovagene, Inc.*	5,500	31,295
Ultragenyx Pharmaceutical, Inc.*	20,300	1,955,093
Vanda Pharmaceuticals, Inc.*	20,600	232,368
Verastem, Inc.*	8,500	15,215
Versartis, Inc.*	9,800	112,994
Vitae Pharmaceuticals, Inc.*	3,400	37,434
Vital Therapies, Inc.*	5,600	22,624
XBiotech, Inc.*	1,900	28,386
Xencor, Inc.*	23,800	291,074
XOMA Corp.*	47,900	36,006
Zafgen, Inc.*	6,000	191,700
ZIOPHARM Oncology, Inc.*	72,925	657,054

		53,039,109

Health Care Equipment & Supplies (3.9%)
Abaxis, Inc.	12,912	567,999
ABIOMED, Inc.*	23,250	2,156,670
Accuray, Inc.*	34,747	173,561
Analogic Corp.	8,616	706,857
AngioDynamics, Inc.*	16,200	213,678
Anika Therapeutics, Inc.*	7,500	238,725
Antares Pharma, Inc.*	104,000	176,800
AtriCure, Inc.*	13,000	284,830
Atrion Corp.	1,000	374,960
Cantel Medical Corp.	23,175	1,314,022
Cardiovascular Systems, Inc.*	14,200	224,928
Cerus Corp.*	45,500	206,570
CONMED Corp.	17,787	849,151
Corindus Vascular Robotics, Inc.*	1,800	5,562
CryoLife, Inc.	33,968	330,509
Cutera, Inc.*	900	11,772
Cyberonics, Inc.*	15,434	938,079
Cynosure, Inc., Class A*	12,814	384,933
Endologix, Inc.*	36,100	442,586

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Entellus Medical, Inc.*	1,500	$27,030
Exactech, Inc.*	2,100	36,603
GenMark Diagnostics, Inc.*	22,900	180,223
Globus Medical, Inc., Class A*	37,000	764,420
Greatbatch, Inc.*	14,818	836,032
Haemonetics Corp.*	32,708	1,057,123
Halyard Health, Inc.*	26,300	747,972
HeartWare International, Inc.*	10,200	533,562
ICU Medical, Inc.*	9,545	1,045,177
Inogen, Inc.*	8,700	422,385
Insulet Corp.*	36,278	939,963
Integra LifeSciences Holdings Corp.*	15,144	901,825
Invacare Corp.	18,500	267,695
InVivo Therapeutics Holdings Corp.*	4,200	36,204
iRadimed Corp.*	300	7,308
K2M Group Holdings, Inc.*	10,900	202,740
LDR Holding Corp.*	17,100	590,463
LeMaitre Vascular, Inc.	900	10,971
Masimo Corp.*	24,338	938,473
Meridian Bioscience, Inc.	25,677	439,077
Merit Medical Systems, Inc.*	28,107	672,038
Natus Medical, Inc.*	19,400	765,330
Neogen Corp.*	23,967	1,078,275
Nevro Corp.*	11,600	538,124
NuVasive, Inc.*	27,409	1,321,662
NxStage Medical, Inc.*	35,350	557,469
OraSure Technologies, Inc.*	42,586	189,082
Orthofix International N.V.*	12,400	418,500
Oxford Immunotec Global plc*	2,600	35,100
Quidel Corp.*	19,500	368,160
Rockwell Medical, Inc.*	39,900	307,629
RTI Surgical, Inc.*	32,149	182,606
SeaSpine Holdings Corp.*	5,048	81,778
Second Sight Medical Products, Inc.*	28,200	167,226
Sientra, Inc.*	300	3,045
Spectranetics Corp.*	24,400	287,676
STAAR Surgical Co.*	20,900	162,184
STERIS Corp.	34,070	2,213,528
SurModics, Inc.*	13,221	288,747
Tandem Diabetes Care, Inc.*	9,700	85,457
Thoratec Corp.*	30,600	1,935,756
Tornier N.V.*	17,600	358,864
TransEnterix, Inc.*	12,100	27,346
Unilife Corp.*	74,000	72,513
Utah Medical Products, Inc.	200	10,774
Vascular Solutions, Inc.*	10,268	332,786
Veracyte, Inc.*	1,700	7,973
West Pharmaceutical Services, Inc.	42,928	2,323,263
Wright Medical Group, Inc.*	34,759	730,634
Zeltiq Aesthetics, Inc.*	14,600	467,638

		35,578,601

Health Care Providers & Services (2.9%)
AAC Holdings, Inc.*	5,600	124,600
Aceto Corp.	16,600	455,670
Addus HomeCare Corp.*	1,900	59,185
Adeptus Health, Inc., Class A*	3,800	306,888
Air Methods Corp.*	22,550	768,730
Alliance HealthCare Services, Inc.*	500	4,880
Almost Family, Inc.*	4,300	172,215
Amedisys, Inc.*	15,634	593,623
AMN Healthcare Services, Inc.*	31,600	948,316
Amsurg Corp.*	27,362	2,126,301
BioScrip, Inc.*	49,500	92,565
BioTelemetry, Inc.*	6,500	79,560
Capital Senior Living Corp.*	23,100	463,155
Chemed Corp.	10,890	1,453,488
Civitas Solutions, Inc.*	7,900	181,068
CorVel Corp.*	8,200	264,860
Cross Country Healthcare, Inc.*	19,895	270,771
Diplomat Pharmacy, Inc.*	20,400	586,092
Ensign Group, Inc.	14,400	613,872
ExamWorks Group, Inc.*	19,900	581,876
Five Star Quality Care, Inc.*	4,500	13,905
Genesis Healthcare, Inc.*	23,900	146,507
Hanger, Inc.*	21,509	293,383
HealthEquity, Inc.*	20,500	605,775
HealthSouth Corp.	50,806	1,949,426
Healthways, Inc.*	18,947	210,691
IPC Healthcare, Inc.*	10,384	806,733
Kindred Healthcare, Inc.	45,502	716,657
Landauer, Inc.	6,300	233,037
LHC Group, Inc.*	7,643	342,177
Magellan Health, Inc.*	18,315	1,015,200
Molina Healthcare, Inc.*	20,610	1,418,999
National HealthCare Corp.	7,200	438,408
National Research Corp., Class A	6,125	73,133
Nobilis Health Corp.*	1,700	8,874
Owens & Minor, Inc.#	40,500	1,293,570
PharMerica Corp.*	19,000	540,930
Providence Service Corp.*	5,523	240,692
RadNet, Inc.*	10,400	57,720
Select Medical Holdings Corp.	59,303	639,879
Surgical Care Affiliates, Inc.*	12,100	395,549
Team Health Holdings, Inc.*	40,700	2,199,021
Triple-S Management Corp., Class B*	13,836	246,419
Trupanion, Inc.*	1,000	7,550
U.S. Physical Therapy, Inc.	8,807	395,346
Universal American Corp.*	17,850	122,094
WellCare Health Plans, Inc.*	24,484	2,110,031

		26,669,421

Health Care Technology (0.5%)
Castlight Health, Inc., Class B*	30,650	128,730
Computer Programs & Systems, Inc.	7,602	320,272
Connecture, Inc.*	800	3,648
HealthStream, Inc.*	13,000	283,530
HMS Holdings Corp.*	50,429	442,262
Imprivata, Inc.*	2,500	44,425
MedAssets, Inc.*	36,682	735,841
Medidata Solutions, Inc.*	36,000	1,515,960
Merge Healthcare, Inc.*	40,100	284,710
Omnicell, Inc.*	21,055	654,811
Press Ganey Holdings, Inc.*	2,100	62,139
Quality Systems, Inc.	30,276	377,844
Vocera Communications, Inc.*	15,700	179,137

		5,033,309

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc.*	13,100	211,958
Affymetrix, Inc.*	46,100	393,694
Albany Molecular Research, Inc.*	13,550	236,041
Cambrex Corp.*	19,500	773,760
Fluidigm Corp.*	14,900	120,839
Furiex Pharmaceuticals, Inc.*†	4,100	30,043
Harvard Bioscience, Inc.*	1,300	4,914
INC Research Holdings, Inc., Class A*	5,700	228,000
Luminex Corp.*	27,419	463,655
NanoString Technologies, Inc.*	2,500	40,000
NeoGenomics, Inc.*	2,700	15,471
Pacific Biosciences of California, Inc.*	37,900	138,714
PAREXEL International Corp.*	32,737	2,027,075
PRA Health Sciences, Inc.*	11,400	442,662

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Sequenom, Inc.*	64,400	$112,700

		5,239,526

Pharmaceuticals (1.7%)
Aerie Pharmaceuticals, Inc.*	23,300	413,342
Agile Therapeutics, Inc.*	900	6,066
Alimera Sciences, Inc.*	2,700	5,967
Amphastar Pharmaceuticals, Inc.*	13,000	151,970
ANI Pharmaceuticals, Inc.*	3,950	156,064
Aratana Therapeutics, Inc.*	16,550	140,013
Assembly Biosciences, Inc.*	900	8,604
BioDelivery Sciences International, Inc.*	24,200	134,552
Carbylan Therapeutics, Inc.*	1,300	4,641
Catalent, Inc.*	47,179	1,146,450
Cempra, Inc.*	14,200	395,328
Collegium Pharmaceutical, Inc.*	1,100	24,321
Corcept Therapeutics, Inc.*	41,100	154,536
Corium International, Inc.*	600	5,610
Depomed, Inc.*	34,300	646,555
Dermira, Inc.*	2,500	58,350
Durect Corp.*	11,400	22,230
Endocyte, Inc.*	16,700	76,486
Flex Pharma, Inc.*	1,700	20,417
Foamix Pharmaceuticals Ltd.*	2,700	19,791
Heska Corp.*	600	18,288
IGI Laboratories, Inc.*	31,200	204,048
Impax Laboratories, Inc.*	43,766	1,541,001
Intersect ENT, Inc.*	6,800	159,120
Intra-Cellular Therapies, Inc.*	12,300	492,492
Lannett Co., Inc.*	14,800	614,496
Medicines Co.*	41,787	1,586,235
Nektar Therapeutics*	80,386	881,031
Ocular Therapeutix, Inc.*	9,300	130,758
Omeros Corp.*	18,500	202,760
Omthera Pharmaceuticals, Inc.*†	5,500	2,475
Pacira Pharmaceuticals, Inc.*	20,600	846,660
Paratek Pharmaceuticals, Inc.	900	17,100
Pernix Therapeutics Holdings, Inc.*	28,550	90,218
Phibro Animal Health Corp., Class A	8,450	267,273
POZEN, Inc.*	20,386	118,952
Prestige Brands Holdings, Inc.*	29,800	1,345,768
Relypsa, Inc.*	18,450	341,510
Revance Therapeutics, Inc.*	8,600	255,936
Sagent Pharmaceuticals, Inc.*	12,000	183,960
SciClone Pharmaceuticals, Inc.*	24,900	172,806
Sucampo Pharmaceuticals, Inc., Class A*	12,200	242,414
Supernus Pharmaceuticals, Inc.*	14,400	202,032
Tetraphase Pharmaceuticals, Inc.*	20,400	152,184
TherapeuticsMD, Inc.*	94,600	554,356
Theravance Biopharma, Inc.*	13,600	149,464
Theravance, Inc.	47,500	341,050
VIVUS, Inc.*	73,827	121,076
XenoPort, Inc.*	33,300	115,551
Zogenix, Inc.*	14,112	190,512
ZS Pharma, Inc.*	10,300	676,298

		15,809,117

Total Health Care		141,369,083

Industrials (12.2%)
Aerospace & Defense (1.4%)
AAR Corp.	22,412	425,156
Aerojet Rocketdyne Holdings, Inc.*	41,500	671,470
Aerovironment, Inc.*	6,621	132,685
American Science & Engineering, Inc.	4,277	152,090
Astronics Corp.*	9,600	388,128
Cubic Corp.	12,186	511,081
Curtiss-Wright Corp.	28,817	1,798,757
DigitalGlobe, Inc.*	50,465	959,844
Engility Holdings, Inc.	7,600	195,928
Esterline Technologies Corp.*	19,387	1,393,732
HEICO Corp.	10,872	531,423
HEICO Corp., Class A	22,500	1,021,725
KLX, Inc.*	29,800	1,065,052
Moog, Inc., Class A*	21,853	1,181,592
TASER International, Inc.*	33,600	740,040
Teledyne Technologies, Inc.*	20,754	1,874,086

		13,042,789

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	9,600	82,080
Atlas Air Worldwide Holdings, Inc.*	14,327	495,141
Echo Global Logistics, Inc.*	13,600	266,560
Forward Air Corp.	19,340	802,417
Hub Group, Inc., Class A*	26,833	976,989
Park-Ohio Holdings Corp.	2,400	69,264
UTi Worldwide, Inc.*	61,500	282,285
XPO Logistics, Inc.*	40,376	962,160

		3,936,896

Airlines (0.4%)
Allegiant Travel Co.	7,577	1,638,526
Hawaiian Holdings, Inc.*	32,200	794,696
SkyWest, Inc.	29,400	490,392
Virgin America, Inc.*	14,000	479,220

		3,402,834

Building Products (0.9%)
AAON, Inc.	28,800	558,144
Advanced Drainage Systems, Inc.	19,000	549,670
American Woodmark Corp.*	7,200	467,064
Apogee Enterprises, Inc.	15,900	709,935
Builders FirstSource, Inc.*	26,800	339,824
Continental Building Products, Inc.*	17,800	365,612
Gibraltar Industries, Inc.*	14,500	266,075
Griffon Corp.	17,543	276,653
Masonite International Corp.*	17,000	1,029,860
NCI Building Systems, Inc.*	8,300	87,731
Nortek, Inc.*	5,500	348,205
Patrick Industries, Inc.*	7,050	278,405
PGT, Inc.*	27,000	331,560
Quanex Building Products Corp.	33,467	608,095
Simpson Manufacturing Co., Inc.	25,919	868,027
Trex Co., Inc.*	23,600	786,588
Universal Forest Products, Inc.	10,854	626,059

		8,497,507

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	30,732	839,291
ACCO Brands Corp.*	78,886	557,724
Brady Corp., Class A	37,141	730,192
Brink’s Co.	29,600	799,496
Deluxe Corp.	30,461	1,697,896
Ennis, Inc.	5,756	99,924
Essendant, Inc.	26,672	864,973
G&K Services, Inc., Class A	12,482	831,551
Healthcare Services Group, Inc.	47,369	1,596,335
Herman Miller, Inc.	41,791	1,205,252
HNI Corp.	24,341	1,044,229
Interface, Inc.	40,298	904,287
Kimball International, Inc., Class B	7,800	73,788
Knoll, Inc.	26,658	585,943
Matthews International Corp., Class A	20,159	987,186
McGrath RentCorp	19,645	524,325
Mobile Mini, Inc.	24,495	754,201

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
MSA Safety, Inc.	19,907	$795,683
Multi-Color Corp.	7,200	550,728
NL Industries, Inc.*	4,745	14,188
Quad/Graphics, Inc.	13,300	160,930
SP Plus Corp.*	110	2,547
Steelcase, Inc., Class A	47,672	877,642
Team, Inc.*	14,800	475,376
Tetra Tech, Inc.#	33,537	815,284
U.S. Ecology, Inc.	12,300	536,895
UniFirst Corp.	9,705	1,036,591
Viad Corp.	11,124	322,485
West Corp.	29,500	660,800

		20,345,742

Construction & Engineering (0.7%)
Aegion Corp.*	22,362	368,526
Comfort Systems USA, Inc.	20,743	565,454
Dycom Industries, Inc.*	19,216	1,390,470
EMCOR Group, Inc.	40,399	1,787,656
Granite Construction, Inc.	29,073	862,596
Great Lakes Dredge & Dock Corp.*	15,100	76,104
MasTec, Inc.*	38,062	602,521
MYR Group, Inc.*	10,000	262,000
Primoris Services Corp.	21,700	388,647
Tutor Perini Corp.*	23,995	394,957

		6,698,931

Electrical Equipment (0.6%)
AZZ, Inc.	14,586	710,192
Encore Wire Corp.	17,428	569,373
EnerSys, Inc.	27,039	1,448,750
Franklin Electric Co., Inc.	33,552	913,621
Generac Holdings, Inc.*	39,700	1,194,573
General Cable Corp.	33,700	401,030
Plug Power, Inc.*	34,800	63,684
Powell Industries, Inc.	2,600	78,260
Thermon Group Holdings, Inc.*	18,400	378,120
Vicor Corp.*	3,900	39,780

		5,797,383

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	28,426	481,821

Machinery (2.6%)
Actuant Corp., Class A	43,913	807,560
Alamo Group, Inc.	200	9,350
Albany International Corp., Class A	18,891	540,472
Altra Industrial Motion Corp.	22,700	524,824
Astec Industries, Inc.	15,843	530,899
Barnes Group, Inc.	35,606	1,283,596
Blount International, Inc.*	29,033	161,714
Briggs & Stratton Corp.	33,744	651,597
Chart Industries, Inc.*	19,421	373,077
CIRCOR International, Inc.	11,109	445,693
CLARCOR, Inc.	29,974	1,429,160
Columbus McKinnon Corp.	8,300	150,728
Douglas Dynamics, Inc.	500	9,930
EnPro Industries, Inc.	12,954	507,408
ESCO Technologies, Inc.	16,952	608,577
Federal Signal Corp.	44,600	611,466
Gorman-Rupp Co.	15,937	382,010
Greenbrier Cos., Inc.	16,300	523,393
Harsco Corp.	46,500	421,755
Hillenbrand, Inc.	35,200	915,552
Hyster-Yale Materials Handling, Inc.	7,100	410,593
John Bean Technologies Corp.	17,131	655,261
Kadant, Inc.	5,400	210,654
L.B. Foster Co., Class A	3,600	44,208
Lindsay Corp.	8,175	554,183
Lydall, Inc.*	8,300	236,467
Meritor, Inc.*	56,835	604,156
Mueller Industries, Inc.	38,114	1,127,412
Mueller Water Products, Inc., Class A	103,693	794,288
Navistar International Corp.*	28,800	366,336
NN, Inc.	14,900	275,650
Proto Labs, Inc.*	11,600	777,200
RBC Bearings, Inc.*	17,000	1,015,410
Rexnord Corp.*	57,500	976,350
Standex International Corp.	9,079	684,103
Sun Hydraulics Corp.	15,750	432,653
Tennant Co.	11,231	630,958
Titan International, Inc.	15,800	104,438
TriMas Corp.*	26,900	439,815
Wabash National Corp.*	47,300	500,907
Watts Water Technologies, Inc., Class A	16,359	864,082
Woodward, Inc.	36,833	1,499,103

		24,092,988

Marine (0.2%)
Golden Ocean Group Ltd.	3,100	7,626
Matson, Inc.	28,900	1,112,361
Navios Maritime Holdings, Inc.	17,900	44,571
Scorpio Bulkers, Inc.*	186,808	272,740

		1,437,298

Professional Services (1.3%)
Acacia Research Corp.	27,541	250,072
Advisory Board Co.*	23,284	1,060,353
CEB, Inc.	21,504	1,469,583
Exponent, Inc.	16,846	750,658
FTI Consulting, Inc.*	23,500	975,485
Huron Consulting Group, Inc.*	14,744	921,942
ICF International, Inc.*	13,700	416,343
Insperity, Inc.	10,987	482,659
Kelly Services, Inc., Class A	7,134	100,875
Kforce, Inc.	21,700	570,276
Korn/Ferry International	28,352	937,601
Mistras Group, Inc.*	200	2,570
Navigant Consulting, Inc.*	42,332	673,502
On Assignment, Inc.*	31,600	1,166,040
Pendrell Corp.*	33,400	24,048
Resources Connection, Inc.	21,995	331,465
RPX Corp.*	21,900	300,468
TriNet Group, Inc.*	23,200	389,760
TrueBlue, Inc.*	24,015	539,617
WageWorks, Inc.*	20,215	911,292

		12,274,609

Road & Rail (0.7%)
ArcBest Corp.	17,400	448,398
Celadon Group, Inc.	9,700	155,394
Con-way, Inc.	32,500	1,542,125
Heartland Express, Inc.	29,355	585,339
Knight Transportation, Inc.	37,550	901,200
Marten Transport Ltd.	7,150	115,615
Roadrunner Transportation Systems, Inc.*	16,100	296,240
Saia, Inc.*	13,800	427,110
Swift Transportation Co.*	58,200	874,164
Werner Enterprises, Inc.	25,566	641,707
YRC Worldwide, Inc.*	5,200	68,952

		6,056,244

Trading Companies & Distributors (0.7%)
Aircastle Ltd.	46,355	955,377
Applied Industrial Technologies, Inc.	24,688	941,847
Beacon Roofing Supply, Inc.*	32,276	1,048,647
DXP Enterprises, Inc.*	2,600	70,928

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
H&E Equipment Services, Inc.	21,000	$351,120
Kaman Corp.	16,392	587,653
MRC Global, Inc.*	58,200	648,930
Rush Enterprises, Inc., Class A*	22,200	537,240
TAL International Group, Inc.*	20,800	284,336
Textainer Group Holdings Ltd.	8,000	131,920
Univar, Inc.*	22,540	409,101

		5,967,099

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	27,900	340,380

Total Industrials		112,372,521

Information Technology (17.3%)
Communications Equipment (1.6%)
ADTRAN, Inc.	37,906	553,428
Alliance Fiber Optic Products, Inc.	5,400	92,286
Bel Fuse, Inc., Class B	100	1,944
Black Box Corp.	11,443	168,670
CalAmp Corp.*	23,700	381,333
Calix, Inc.*	1,600	12,464
Ciena Corp.*	70,959	1,470,267
Clearfield, Inc.*	800	10,744
Comtech Telecommunications Corp.	9,500	195,795
Digi International, Inc.*	6,200	73,098
Extreme Networks, Inc.*	57,500	193,200
Finisar Corp.*	66,800	743,484
Harmonic, Inc.*	82,659	479,422
Infinera Corp.*	86,261	1,687,265
InterDigital, Inc.	21,325	1,079,045
Ixia*	38,263	554,431
NETGEAR, Inc.*	22,029	642,586
NetScout Systems, Inc.*	51,154	1,809,317
Plantronics, Inc.	24,559	1,248,825
Polycom, Inc.*	79,600	834,208
Ruckus Wireless, Inc.*	29,500	350,460
ShoreTel, Inc.*	29,500	220,365
Sonus Networks, Inc.*	32,648	186,746
Ubiquiti Networks, Inc.	17,100	579,519
ViaSat, Inc.*	27,140	1,744,831

		15,313,733

Electronic Equipment, Instruments & Components (2.8%)
Agilysys, Inc.*	200	2,224
Anixter International, Inc.*	17,958	1,037,613
AVX Corp.	26,100	341,649
Badger Meter, Inc.	8,530	495,252
Belden, Inc.	25,035	1,168,884
Benchmark Electronics, Inc.*	34,748	756,117
Checkpoint Systems, Inc.	32,811	237,880
Coherent, Inc.*	16,952	927,274
Control4 Corp.*	3,200	26,112
CTS Corp.	22,600	418,326
Daktronics, Inc.	20,600	178,602
DTS, Inc.*	9,800	261,660
Fabrinet*	18,500	339,105
FARO Technologies, Inc.*	10,567	369,845
FEI Co.	24,373	1,780,204
GSI Group, Inc.*	7,100	90,383
II-VI, Inc.*	42,786	687,999
Insight Enterprises, Inc.*	31,443	812,802
InvenSense, Inc.*	38,400	356,736
Itron, Inc.*	26,800	855,188
Kimball Electronics, Inc.*	8,700	103,791
Knowles Corp.*	48,100	886,483
Littelfuse, Inc.	15,249	1,389,946
Mercury Systems, Inc.*	19,400	308,654
Mesa Laboratories, Inc.	100	11,140
Methode Electronics, Inc.	26,500	845,350
MTS Systems Corp.	10,502	631,275
Multi-Fineline Electronix, Inc.*	2,800	46,760
Newport Corp.*	27,187	373,821
OSI Systems, Inc.*	11,468	882,577
Park Electrochemical Corp.	15,472	272,153
PC Connection, Inc.	800	16,584
Plexus Corp.*	21,775	840,080
RealD, Inc.*	6,200	59,582
Rofin-Sinar Technologies, Inc.*	24,925	646,305
Rogers Corp.*	13,684	727,715
Sanmina Corp.*	49,700	1,062,089
ScanSource, Inc.*	23,039	816,963
SYNNEX Corp.	15,862	1,349,222
Tech Data Corp.*	20,700	1,417,950
TTM Technologies, Inc.*	23,001	143,296
Universal Display Corp.*	26,560	900,384
Vishay Intertechnology, Inc.	76,500	741,285

		25,617,260

Internet Software & Services (2.4%)
Angie’s List, Inc.*	16,100	81,144
Bankrate, Inc.*	32,929	340,815
Bazaarvoice, Inc.*	6,200	27,962
Benefitfocus, Inc.*	5,500	171,875
Blucora, Inc.*	26,800	369,036
Box, Inc., Class A*	14,700	184,926
Brightcove, Inc.*	1,100	5,412
Carbonite, Inc.*	2,000	22,260
Care.com, Inc.*	600	3,084
ChannelAdvisor Corp.*	2,400	23,856
Cimpress N.V.*	20,900	1,590,699
comScore, Inc.*	23,363	1,078,203
Constant Contact, Inc.*	16,146	391,379
Cornerstone OnDemand, Inc.*	34,000	1,122,000
Coupons.com, Inc.*	25,000	225,000
Cvent, Inc.*	13,200	444,312
Dealertrack Technologies, Inc.*	28,864	1,823,050
Demandware, Inc.*	17,300	894,064
DHI Group, Inc.*	3,100	22,661
EarthLink Holdings Corp.	55,833	434,381
Endurance International Group Holdings, Inc.*	33,100	442,216
Envestnet, Inc.*	19,600	587,412
Everyday Health, Inc.*	900	8,226
Gogo, Inc.*	32,200	492,016
GrubHub, Inc.*	42,400	1,032,016
GTT Communications, Inc.*	13,800	320,988
Hortonworks, Inc.*	8,500	186,065
Internap Corp.*	17,700	108,501
Intralinks Holdings, Inc.*	8,900	73,781
j2 Global, Inc.	27,578	1,953,901
Limelight Networks, Inc.*	83,100	158,721
Liquidity Services, Inc.*	9,200	67,988
LivePerson, Inc.*	32,000	241,920
LogMeIn, Inc.*	15,500	1,056,480
Marchex, Inc., Class B	700	2,821
Marketo, Inc.*	14,800	420,616
Millennial Media, Inc.*	5,600	9,800
Monster Worldwide, Inc.*	86,300	554,046
New Relic, Inc.*	5,300	201,983
NIC, Inc.	46,855	829,802
OPOWER, Inc.*	1,700	15,147
Q2 Holdings, Inc.*	7,000	173,040
QuinStreet, Inc.*	3,000	16,650
RealNetworks, Inc.*	10,325	42,229
RetailMeNot, Inc.*	17,700	145,848
Rocket Fuel, Inc.*	5,600	26,152

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
SciQuest, Inc.*	6,400	$64,000
Shutterstock, Inc.*	8,800	266,112
SPS Commerce, Inc.*	9,600	651,744
Stamps.com, Inc.*	8,300	614,283
TechTarget, Inc.*	1,800	15,336
Textura Corp.*	7,100	183,464
TrueCar, Inc.*	8,800	45,848
Web.com Group, Inc.*	28,400	598,672
WebMD Health Corp.*	22,300	888,432
Wix.com Ltd.*	7,300	127,166
XO Group, Inc.*	1,000	14,130
Xoom Corp.*	17,800	442,864

		22,336,535

IT Services (2.5%)
Acxiom Corp.*	50,069	989,363
Blackhawk Network Holdings, Inc.*	31,049	1,316,167
CACI International, Inc., Class A*	14,759	1,091,723
Cardtronics, Inc.*	31,600	1,033,320
Cass Information Systems, Inc.	7,181	352,803
Ciber, Inc.*	14,300	45,474
Convergys Corp.	63,400	1,465,174
CSG Systems International, Inc.	21,665	667,282
EPAM Systems, Inc.*	27,600	2,056,752
Euronet Worldwide, Inc.*	28,826	2,135,718
Everi Holdings, Inc.*	18,200	93,366
EVERTEC, Inc.	37,900	684,853
ExlService Holdings, Inc.*	22,100	816,153
Forrester Research, Inc.	6,600	207,504
Hackett Group, Inc.	1,019	14,011
Heartland Payment Systems, Inc.	20,737	1,306,638
Lionbridge Technologies, Inc.*	8,500	41,990
Luxoft Holding, Inc.*	10,400	658,216
ManTech International Corp., Class A	18,541	476,504
MAXIMUS, Inc.	38,968	2,320,934
MoneyGram International, Inc.*	7,200	57,744
NeuStar, Inc., Class A*	34,700	944,187
Perficient, Inc.*	21,700	334,831
Science Applications International Corp.	24,200	973,082
ServiceSource International, Inc.*	19,400	77,600
Sykes Enterprises, Inc.*	21,699	553,325
Syntel, Inc.*	17,964	813,949
TeleTech Holdings, Inc.	9,725	260,533
Unisys Corp.*	34,464	410,122
Virtusa Corp.*	13,800	708,078

		22,907,396

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Energy Industries, Inc.*	26,403	694,399
Advanced Micro Devices, Inc.*	359,100	617,652
Alpha & Omega Semiconductor Ltd.*	100	779
Ambarella, Inc.*	16,600	959,314
Amkor Technology, Inc.*	42,300	189,927
Applied Micro Circuits Corp.*	44,200	234,702
Axcelis Technologies, Inc.*	700	1,869
Brooks Automation, Inc.	59,550	697,331
Cabot Microelectronics Corp.*	16,920	655,481
Cascade Microtech, Inc.*	500	7,070
Cavium, Inc.*	30,300	1,859,511
CEVA, Inc.*	3,600	66,852
Cirrus Logic, Inc.*	36,467	1,149,075
Diodes, Inc.*	29,708	634,860
Entegris, Inc.*	77,946	1,028,108
Fairchild Semiconductor International, Inc.*	72,000	1,010,880
FormFactor, Inc.*	32,395	219,638
Inphi Corp.*	18,000	432,720
Integrated Device Technology, Inc.*	89,300	1,812,790
Integrated Silicon Solution, Inc.	17,800	382,522
Intersil Corp., Class A	90,700	1,061,190
IXYS Corp.	9,400	104,904
Lattice Semiconductor Corp.*	84,300	324,555
MA-COM Technology Solutions Holdings, Inc.*	13,200	382,668
MaxLinear, Inc., Class A*	23,093	287,277
Microsemi Corp.*	61,627	2,022,598
MKS Instruments, Inc.	33,872	1,135,728
Monolithic Power Systems, Inc.	22,496	1,151,795
Nanometrics, Inc.*	3,200	38,848
NVE Corp.	1,143	55,481
OmniVision Technologies, Inc.*	41,618	1,092,889
PDF Solutions, Inc.*	10,200	102,000
Pericom Semiconductor Corp.	9,700	177,025
Photronics, Inc.*	35,600	322,536
PMC-Sierra, Inc.*	99,700	674,969
Power Integrations, Inc.	18,524	781,157
Rambus, Inc.*	72,100	850,780
Rudolph Technologies, Inc.*	400	4,980
Semtech Corp.*	46,296	699,070
Silicon Laboratories, Inc.*	25,000	1,038,500
Synaptics, Inc.*	23,437	1,932,615
Tessera Technologies, Inc.	31,010	1,005,034
Ultra Clean Holdings, Inc.*	400	2,296
Ultratech, Inc.*	14,924	239,082
Veeco Instruments, Inc.*	30,694	629,534
Xcerra Corp.*	3,000	18,840

		28,791,831

Software (4.3%)
ACI Worldwide, Inc.*	76,416	1,613,906
Aspen Technology, Inc.*	48,200	1,827,262
AVG Technologies N.V.*	23,100	502,425
Barracuda Networks, Inc.*	6,500	101,270
Blackbaud, Inc.	26,487	1,486,450
Bottomline Technologies de, Inc.*	23,491	587,510
BroadSoft, Inc.*	16,600	497,336
Callidus Software, Inc.*	31,500	535,185
CommVault Systems, Inc.*	32,214	1,093,987
Ebix, Inc.	12,200	304,512
Ellie Mae, Inc.*	15,400	1,025,178
EnerNOC, Inc.*	3,100	24,490
Epiq Systems, Inc.	18,600	240,312
ePlus, Inc.*	400	31,628
Fair Isaac Corp.	19,727	1,666,932
Fleetmatics Group plc*	21,500	1,055,435
Gigamon, Inc.*	15,400	308,154
Glu Mobile, Inc.*	44,500	194,465
Guidewire Software, Inc.*	39,200	2,061,136
HubSpot, Inc.*	10,600	491,522
Imperva, Inc.*	12,800	838,144
Infoblox, Inc.*	33,900	541,722
Interactive Intelligence Group, Inc.*	10,000	297,100
Jive Software, Inc.*	5,000	23,350
Manhattan Associates, Inc.*	41,700	2,597,910
Mentor Graphics Corp.	55,718	1,372,334
MicroStrategy, Inc., Class A*	6,309	1,239,529
MobileIron, Inc.*	400	1,240
Model N, Inc.*	300	3,003
Monotype Imaging Holdings, Inc.	26,300	573,866
Park City Group, Inc.*	200	2,114
Paycom Software, Inc.*	17,800	639,198
Paylocity Holding Corp.*	6,600	197,934
Pegasystems, Inc.	20,850	513,119
Progress Software Corp.*	31,977	825,966
Proofpoint, Inc.*	21,300	1,284,816
PROS Holdings, Inc.*	14,900	329,886

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Qlik Technologies, Inc.*	51,600	$1,880,820
Qualys, Inc.*	11,600	330,136
RealPage, Inc.*	31,500	523,530
RingCentral, Inc., Class A*	30,300	549,945
Rovi Corp.*	49,900	523,451
Rubicon Project, Inc.*	5,100	74,103
Sapiens International Corp. N.V.	100	1,152
SeaChange International, Inc.*	7,200	45,360
Silver Spring Networks, Inc.*	2,800	36,064
Synchronoss Technologies, Inc.*	25,434	834,235
Take-Two Interactive Software, Inc.*	53,356	1,532,918
Tangoe, Inc.*	10,200	73,440
TeleCommunication Systems, Inc., Class A*	1,100	3,784
TiVo, Inc.*	66,167	573,006
Tyler Technologies, Inc.*	20,177	3,012,628
Varonis Systems, Inc.*	3,500	54,530
VASCO Data Security International, Inc.*	16,900	287,976
Verint Systems, Inc.*	35,751	1,542,656
Xura, Inc.*	15,600	349,128
Zendesk, Inc.*	30,300	597,213

		39,756,401

Technology Hardware, Storage & Peripherals (0.6%)
Cray, Inc.*	25,400	503,174
Diebold, Inc.	36,600	1,089,582
Dot Hill Systems Corp.*	2,700	26,271
Eastman Kodak Co.*	4,700	73,414
Electronics for Imaging, Inc.*	26,952	1,166,482
Nimble Storage, Inc.*	28,600	689,832
QLogic Corp.*	69,400	711,350
Quantum Corp.*	24,781	17,280
Silicon Graphics International Corp.*	1,600	6,288
Stratasys Ltd.*	28,800	762,912
Super Micro Computer, Inc.*	19,900	542,474

		5,589,059

Total Information Technology		160,312,215

Materials (3.5%)
Chemicals (1.7%)
A. Schulman, Inc.	13,843	449,482
American Vanguard Corp.	10,200	117,912
Axiall Corp.	43,800	687,222
Balchem Corp.	19,085	1,159,796
Calgon Carbon Corp.	35,038	545,892
Chase Corp.	400	15,756
Chemtura Corp.*	42,400	1,213,488
Ferro Corp.*	52,173	571,294
Flotek Industries, Inc.*	31,000	517,700
FutureFuel Corp.	1,500	14,820
H.B. Fuller Co.	28,859	979,475
Hawkins, Inc.	3,100	119,350
Innophos Holdings, Inc.	14,913	591,151
Innospec, Inc.	17,400	809,274
Intrepid Potash, Inc.*	37,100	205,534
Koppers Holdings, Inc.	15,013	302,812
Kraton Performance Polymers, Inc.*	23,400	418,860
Kronos Worldwide, Inc.	4,400	27,324
LSB Industries, Inc.*	10,000	153,200
Minerals Technologies, Inc.	21,250	1,023,400
Olin Corp.	47,003	790,120
OM Group, Inc.	21,487	706,707
OMNOVA Solutions, Inc.*	16,500	91,410
PolyOne Corp.	54,300	1,593,162
Quaker Chemical Corp.	9,100	701,428
Rayonier Advanced Materials, Inc.	900	5,508
Rentech, Inc.*	8,140	45,584
Sensient Technologies Corp.	24,725	1,515,643
Stepan Co.	12,488	519,626
Trecora Resources*	600	7,452
Tredegar Corp.	14,729	192,655
Tronox Ltd., Class A	23,100	100,947

		16,193,984

Construction Materials (0.2%)
Headwaters, Inc.*	45,700	859,160
Summit Materials, Inc., Class A*	14,400	270,288
U.S. Concrete, Inc.*	8,300	396,657
United States Lime & Minerals, Inc.	400	18,260

		1,544,365

Containers & Packaging (0.3%)
AEP Industries, Inc.*	200	11,466
Berry Plastics Group, Inc.*	67,400	2,026,718
Greif, Inc., Class A	17,400	555,234
Myers Industries, Inc.	21,900	293,460

		2,886,878

Metals & Mining (0.7%)
AK Steel Holding Corp.*	78,700	189,667
Carpenter Technology Corp.	28,500	848,445
Cliffs Natural Resources, Inc.	86,500	211,060
Coeur Mining, Inc.*	31,136	87,803
Commercial Metals Co.	63,100	855,005
Globe Specialty Metals, Inc.	35,400	429,402
Handy & Harman Ltd.*	900	21,582
Haynes International, Inc.	8,833	334,241
Hecla Mining Co.	199,429	392,875
Horsehead Holding Corp.*	21,967	66,780
Kaiser Aluminum Corp.	9,591	769,678
Materion Corp.	8,845	265,527
Redcorp Ventures Ltd.*†	46,400	—
Schnitzer Steel Industries, Inc., Class A	11,000	148,940
Stillwater Mining Co.*	75,678	781,754
SunCoke Energy, Inc.	36,710	285,604
TimkenSteel Corp.	22,500	227,700
Worthington Industries, Inc.	27,480	727,670

		6,643,733

Paper & Forest Products (0.6%)
Boise Cascade Co.*	22,700	572,494
Clearwater Paper Corp.*	10,838	511,987
Deltic Timber Corp.	4,353	260,353
KapStone Paper and Packaging Corp.	54,972	907,588
Louisiana-Pacific Corp.*	89,148	1,269,468
Neenah Paper, Inc.	10,700	623,596
P.H. Glatfelter Co.	28,215	485,862
Schweitzer-Mauduit International, Inc.	13,864	476,644
Wausau Paper Corp.	27,800	177,920

		5,285,912

Total Materials		32,554,872

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
8x8, Inc.*	57,000	471,390
Atlantic Tele-Network, Inc.	6,800	502,724
Cincinnati Bell, Inc.*	118,537	369,835
Cogent Communications Holdings, Inc.	30,225	820,911
Consolidated Communications Holdings, Inc.	34,635	667,416
FairPoint Communications, Inc.*	1,500	23,115
General Communication, Inc., Class A*	20,600	355,556
Globalstar, Inc.*	268,800	422,016
Hawaiian Telcom Holdco, Inc.*	700	14,546

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
IDT Corp., Class B	9,800	$140,140
inContact, Inc.*	33,500	251,585
Inteliquent, Inc.	18,627	415,941
Intelsat S.A.*	9,000	57,870
Iridium Communications, Inc.*	46,500	285,975
Lumos Networks Corp.	12,760	155,162
ORBCOMM, Inc.*	1,600	8,928
Premiere Global Services, Inc.*	32,552	447,265
Vonage Holdings Corp.*	101,100	594,468
Windstream Holdings, Inc.	56,900	349,366

		6,354,209

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	24,900	206,172
Leap Wireless International, Inc.*†	44,800	84,672
NTELOS Holdings Corp.*	3,100	27,993
Shenandoah Telecommunications Co.	13,424	574,681
Spok Holdings, Inc.	16,800	276,528

		1,170,046

Total Telecommunication Services		7,524,255

Utilities (3.8%)
Electric Utilities (1.4%)
ALLETE, Inc.	28,423	1,435,077
Cleco Corp.	35,281	1,878,360
El Paso Electric Co.	21,946	808,052
Empire District Electric Co.	30,023	661,407
IDACORP, Inc.	29,208	1,890,050
MGE Energy, Inc.	23,179	954,743
Otter Tail Corp.	22,725	592,214
PNM Resources, Inc.	48,881	1,371,112
Portland General Electric Co.	46,832	1,731,379
UIL Holdings Corp.	32,231	1,620,252
Unitil Corp.	4,600	169,648

		13,112,294

Gas Utilities (1.3%)
Chesapeake Utilities Corp.	11,250	597,150
Laclede Group, Inc.	25,052	1,366,086
New Jersey Resources Corp.	53,422	1,604,263
Northwest Natural Gas Co.	12,642	579,509
ONE Gas, Inc.	30,000	1,359,900
Piedmont Natural Gas Co., Inc.#	47,777	1,914,424
South Jersey Industries, Inc.	41,952	1,059,288
Southwest Gas Corp.	26,036	1,518,419
WGL Holdings, Inc.	26,925	1,552,765

		11,551,804

Independent Power and Renewable Electricity Producers (0.5%)
Abengoa Yield plc	27,694	458,336
Atlantic Power Corp.	15,300	28,458
Dynegy, Inc.*	71,223	1,472,179
NRG Yield, Inc., Class A	14,700	163,905
NRG Yield, Inc., Class C	35,782	415,429
Ormat Technologies, Inc.	19,200	653,376
Pattern Energy Group, Inc.	29,200	557,428
Talen Energy Corp.*	47,100	475,710
Vivint Solar, Inc.*	16,000	167,680

		4,392,501

Multi-Utilities (0.4%)
Avista Corp.	36,899	1,226,892
Black Hills Corp.	25,719	1,063,223
NorthWestern Corp.	26,878	1,446,843

		3,736,958

Water Utilities (0.2%)
American States Water Co.	23,758	983,581
California Water Service Group	33,500	741,020
Connecticut Water Service, Inc.	300	10,956
Middlesex Water Co.	600	14,304
SJW Corp.	4,600	141,450

		1,891,311

Total Utilities		34,684,868

Total Common Stocks (99.2%) (Cost $648,583,169)		916,664,584

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
(Zero Coupon), 12/31/15	$19,200	19,179

Total Financials		19,179

Total Corporate Bonds		19,179

Total Long-Term Debt Securities (0.0%) (Cost $19,200)		19,179

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Furiex Pharmaceuticals, Inc. (Contingent Value Shares)* † (Cost $—)	10,000	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	10,490	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,519,959	4,519,959

Total Short-Term Investment (0.5%) (Cost $4,519,959)		4,519,959

Total Investments (99.7%) (Cost $653,122,328)		921,203,722
Other Assets Less Liabilities (0.3%)		2,567,000

Net Assets (100%)		$923,770,722

*	Non-income producing.

†	Securities (totaling 121,282 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,345,489.

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	54	December-15	$6,232,151	$5,917,860	$(314,291)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$133,476,913	$—	$—		$133,476,913
Consumer Staples	30,694,053	—	—		30,694,053
Energy	26,600,161	—	—		26,600,161
Financials	237,075,643	—	—		237,075,643
Health Care	141,332,473	—	36,610		141,369,083
Industrials	112,372,521	—	—		112,372,521
Information Technology	160,312,215	—	—		160,312,215
Materials	32,554,872	—	—	(b)	32,554,872
Telecommunication Services	7,439,583	—	84,672		7,524,255
Utilities	34,684,868	—	—		34,684,868
Corporate Bonds
Financials	—	19,179	—		19,179
Rights
Health Care	—	—	—	(b)	—
Short-Term Investments	4,519,959	—	—		4,519,959
Warrants
Energy	—	—	—	(b)	—

Total Assets	$921,063,261	$19,179	$121,282		$921,203,722

Liabilities:
Futures	$(314,291)	$—	$—		$(314,291)

Total Liabilities	$(314,291)	$—	$—		$(314,291)

Total	$920,748,970	$19,179	$121,282		$920,889,431

(a)	Securities with a market value of $85,848 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$354,217,356
Aggregate gross unrealized depreciation	(90,302,102)

Net unrealized appreciation	$263,915,254

Federal income tax cost of investments	$657,288,468

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (27.4%)
Auto Components (1.1%)
BorgWarner, Inc.	116,600	$4,849,394
Delphi Automotive plc	43,100	3,277,324

		8,126,718

Automobiles (1.4%)
Tesla Motors, Inc.*	43,347	10,767,395

Hotels, Restaurants & Leisure (5.0%)
Chipotle Mexican Grill, Inc.*	10,389	7,482,677
Hilton Worldwide Holdings, Inc.	156,300	3,585,522
Las Vegas Sands Corp.	74,565	2,831,233
Marriott International, Inc., Class A	57,100	3,894,220
MGM Resorts International*	397,546	7,334,724
Royal Caribbean Cruises Ltd.	56,100	4,997,949
Starbucks Corp.	133,864	7,608,830

		37,735,155

Internet & Catalog Retail (10.8%)
Amazon.com, Inc.*	85,702	43,869,997
Netflix, Inc.*	29,110	3,005,898
Priceline Group, Inc.*	22,464	27,784,823
Vipshop Holdings Ltd. (ADR)*	353,700	5,942,160

		80,602,878

Media (1.7%)
Walt Disney Co.	122,728	12,542,802

Specialty Retail (5.3%)
AutoZone, Inc.*	12,714	9,202,775
CarMax, Inc.*	96,468	5,722,482
Home Depot, Inc.	31,053	3,586,311
Lowe’s Cos., Inc.	127,396	8,780,132
Ross Stores, Inc.	105,126	5,095,457
Tractor Supply Co.	88,158	7,433,482

		39,820,639

Textiles, Apparel & Luxury Goods (2.1%)
Hanesbrands, Inc.	252,300	7,301,562
NIKE, Inc., Class B	70,400	8,657,088

		15,958,650

Total Consumer Discretionary		205,554,237

Consumer Staples (3.1%)
Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	15,910	2,300,109
CVS Health Corp.	74,596	7,197,022
Walgreens Boots Alliance, Inc.	84,300	7,005,330

		16,502,461

Food Products (0.4%)
Keurig Green Mountain, Inc.	65,700	3,425,598

Personal Products (0.5%)
Estee Lauder Cos., Inc., Class A	43,500	3,509,580

Total Consumer Staples		23,437,639

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Concho Resources, Inc.*	13,400	1,317,220
EQT Corp.	19,220	1,244,880
Pioneer Natural Resources Co.	14,202	1,727,531

Total Energy		4,289,631

Financials (5.6%)
Capital Markets (2.6%)
BlackRock, Inc.	9,600	2,855,712
Morgan Stanley	253,800	7,994,700
State Street Corp.	74,300	4,993,703
TD Ameritrade Holding Corp.	111,218	3,541,181

		19,385,296

Diversified Financial Services (0.9%)
Intercontinental Exchange, Inc.	28,461	6,688,051

Real Estate Investment Trusts (REITs) (2.1%)
American Tower Corp. (REIT)	112,957	9,937,957
Crown Castle International Corp. (REIT)	71,174	5,613,493

		15,551,450

Total Financials		41,624,797

Health Care (21.2%)
Biotechnology (8.8%)
Alexion Pharmaceuticals, Inc.*	92,624	14,485,467
Biogen, Inc.*	21,374	6,237,147
BioMarin Pharmaceutical, Inc.*	36,300	3,823,116
Celgene Corp.*	113,280	12,253,498
Gilead Sciences, Inc.	112,860	11,081,723
Incyte Corp.*	56,800	6,266,744
Regeneron Pharmaceuticals, Inc.*	15,703	7,304,093
Vertex Pharmaceuticals, Inc.*	47,397	4,935,924

		66,387,712

Health Care Equipment & Supplies (1.3%)
Intuitive Surgical, Inc.*	20,900	9,605,222

Health Care Providers & Services (5.6%)
Anthem, Inc.	69,100	9,674,000
Cigna Corp.	44,200	5,967,884
Humana, Inc.	39,400	7,052,600
McKesson Corp.	55,832	10,330,595
UnitedHealth Group, Inc.	77,292	8,966,645

		41,991,724

Pharmaceuticals (5.5%)
Allergan plc*	67,205	18,266,991
Bristol-Myers Squibb Co.	124,000	7,340,800
Valeant Pharmaceuticals International, Inc.*	87,755	15,653,737

		41,261,528

Total Health Care		159,246,186

Industrials (10.6%)
Aerospace & Defense (1.7%)
Boeing Co.	98,596	12,911,146

Air Freight & Logistics (0.6%)
FedEx Corp.	33,200	4,780,136

Airlines (2.1%)
American Airlines Group, Inc.	298,600	11,594,638
United Continental Holdings, Inc.*	81,697	4,334,026

		15,928,664

Industrial Conglomerates (3.9%)
Danaher Corp.	251,132	21,398,958
Roper Technologies, Inc.	48,306	7,569,550

		28,968,508

Machinery (1.2%)
Flowserve Corp.	75,800	3,118,412
Wabtec Corp.	69,200	6,093,060

		9,211,472

Professional Services (0.1%)
IHS, Inc., Class A*	8,100	939,600

Road & Rail (1.0%)
Canadian Pacific Railway Ltd.	43,700	6,274,009

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
J.B. Hunt Transport Services, Inc.	10,777	$769,478

		7,043,487

Total Industrials		79,783,013

Information Technology (28.7%)
Communications Equipment (0.3%)
Palo Alto Networks, Inc.*	12,900	2,218,800

Internet Software & Services (13.1%)
Akamai Technologies, Inc.*	49,900	3,446,094
Alibaba Group Holding Ltd. (ADR)*	98,236	5,792,977
Facebook, Inc., Class A*	229,400	20,623,060
Google, Inc., Class A*	36,900	23,555,853
Google, Inc., Class C*	35,605	21,662,794
LinkedIn Corp., Class A*	44,753	8,508,888
Pandora Media, Inc.*	99,100	2,114,794
Tencent Holdings Ltd.	510,900	8,592,589
VeriSign, Inc.*	58,200	4,106,592

		98,403,641

IT Services (6.2%)
Fiserv, Inc.*	63,506	5,500,255
MasterCard, Inc., Class A	230,690	20,789,783
Visa, Inc., Class A	290,508	20,236,787

		46,526,825

Semiconductors & Semiconductor Equipment (0.3%)
ASML Holding N.V. (N.Y. Shares)	25,100	2,208,298

Software (6.4%)
Microsoft Corp.	486,400	21,528,064
Mobileye N.V.*	103,100	4,688,988
NetSuite, Inc.*	32,889	2,759,387
Red Hat, Inc.*	50,031	3,596,229
salesforce.com, Inc.*	157,279	10,919,881
ServiceNow, Inc.*	60,047	4,170,264

		47,662,813

Technology Hardware, Storage & Peripherals (2.4%)
Apple, Inc.	165,174	18,218,692

Total Information Technology		215,239,069

Materials (1.2%)
Chemicals (0.8%)
Ashland, Inc.	44,600	4,487,652
Sherwin-Williams Co.	7,575	1,687,558

		6,175,210

Construction Materials (0.4%)
Martin Marietta Materials, Inc.	17,317	2,631,318

Total Materials		8,806,528

Total Common Stocks (98.4%) (Cost $495,738,289)		737,981,100

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	6,719,815	6,719,815

Total Short-Term Investment (0.9%) (Cost $6,719,815)		6,719,815

Total Investments (99.3%) (Cost $502,458,104)		744,700,915
Other Assets Less Liabilities (0.7%)		5,144,535

Net Assets (100%)		$749,845,450

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$205,554,237	$—	$—	$205,554,237
Consumer Staples	23,437,639	—	—	23,437,639
Energy	4,289,631	—	—	4,289,631
Financials	41,624,797	—	—	41,624,797
Health Care	159,246,186	—	—	159,246,186
Industrials	79,783,013	—	—	79,783,013
Information Technology	206,646,480	8,592,589	—	215,239,069
Materials	8,806,528	—	—	8,806,528
Short-Term Investments	6,719,815	—	—	6,719,815

Total Assets	$736,108,326	$8,592,589	$—	$744,700,915

Total Liabilities	$—	$—	$—	$—

Total	$736,108,326	$8,592,589	$—	$744,700,915

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$258,028,837
Aggregate gross unrealized depreciation	(16,222,007)

Net unrealized appreciation	$241,806,830

Federal income tax cost of investments	$502,894,085

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.8%)
Automobiles (2.3%)
Ford Motor Co.	62,084	$842,480
General Motors Co.	40,799	1,224,786

		2,067,266

Hotels, Restaurants & Leisure (2.5%)
Yum! Brands, Inc.	28,764	2,299,682

Household Durables (2.2%)
Jarden Corp.*	24,733	1,208,949
Lennar Corp., Class A	15,968	768,540

		1,977,489

Internet & Catalog Retail (1.9%)
Amazon.com, Inc.*	3,458	1,770,115

Media (4.9%)
CBS Corp. (Non-Voting), Class B	24,048	959,515
Time Warner, Inc.	15,061	1,035,444
Walt Disney Co.	24,166	2,469,765

		4,464,724

Specialty Retail (1.0%)
Best Buy Co., Inc.	26,024	966,011

Total Consumer Discretionary		13,545,287

Consumer Staples (11.3%)
Beverages (2.9%)
PepsiCo, Inc.	28,431	2,681,043

Food & Staples Retailing (1.8%)
Rite Aid Corp.*	111,357	675,937
Walgreens Boots Alliance, Inc.	11,438	950,498

		1,626,435

Food Products (3.2%)
Mondelez International, Inc., Class A	69,465	2,908,500

Tobacco (3.4%)
Philip Morris International, Inc.	39,146	3,105,452

Total Consumer Staples		10,321,430

Energy (6.6%)
Energy Equipment & Services (1.7%)
Halliburton Co.	18,276	646,057
McDermott International, Inc.*	116,314	500,150
Noble Corp. plc	38,490	419,926

		1,566,133

Oil, Gas & Consumable Fuels (4.9%)
Chevron Corp.	12,181	960,837
Cobalt International Energy, Inc.*	77,110	545,939
EOG Resources, Inc.	11,642	847,538
Gulfport Energy Corp.*	11,555	342,952
Laredo Petroleum, Inc.*	52,093	491,237
Oasis Petroleum, Inc.*	46,053	399,740
PDC Energy, Inc.*	11,776	624,246
SM Energy Co.	7,700	246,708

		4,459,197

Total Energy		6,025,330

Financials (19.4%)
Banks (7.1%)
Citigroup, Inc.	44,462	2,205,760
JPMorgan Chase & Co.	40,641	2,477,882
U.S. Bancorp	44,950	1,843,399

		6,527,041

Capital Markets (2.3%)
Invesco Ltd.	28,400	886,932
Morgan Stanley	39,403	1,241,194

		2,128,126

Consumer Finance (2.2%)
American Express Co.	26,905	1,994,468

Insurance (4.4%)
Aon plc	18,570	1,645,488
Lincoln National Corp.	21,941	1,041,320
MetLife, Inc.	29,007	1,367,680

		4,054,488

Real Estate Investment Trusts (REITs) (3.4%)
Digital Realty Trust, Inc. (REIT)	21,957	1,434,231
Simon Property Group, Inc. (REIT)	9,100	1,671,852

		3,106,083

Total Financials		17,810,206

Health Care (16.8%)
Biotechnology (4.8%)
Acorda Therapeutics, Inc.*	8,650	229,312
Alnylam Pharmaceuticals, Inc.*	16,220	1,303,439
Atara Biotherapeutics, Inc.*	12,969	407,745
Chimerix, Inc.*	35,409	1,352,624
Lexicon Pharmaceuticals, Inc.*	92,395	992,322
MacroGenics, Inc.*	3,347	71,693
Regulus Therapeutics, Inc.*	11,208	73,300

		4,430,435

Health Care Providers & Services (3.2%)
Envision Healthcare Holdings, Inc.*	33,950	1,249,021
UnitedHealth Group, Inc.	14,505	1,682,725

		2,931,746

Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc., Class A*	5,897	792,026

Pharmaceuticals (7.9%)
Allergan plc*	4,822	1,310,668
Catalent, Inc.*	46,026	1,118,432
Eli Lilly & Co.	17,903	1,498,302
Impax Laboratories, Inc.*	25,841	909,861
Mallinckrodt plc*	10,248	655,257
Medicines Co.*	15,694	595,744
Teva Pharmaceutical Industries Ltd. (ADR)	21,154	1,194,355

		7,282,619

Total Health Care		15,436,826

Industrials (6.3%)
Machinery (1.7%)
Caterpillar, Inc.	10,790	705,235
Colfax Corp.*	19,391	579,985
Joy Global, Inc.	20,366	304,064

		1,589,284

Road & Rail (3.4%)
Hertz Global Holdings, Inc.*	21,631	361,887
Norfolk Southern Corp.	15,390	1,175,796
Union Pacific Corp.	17,438	1,541,693

		3,079,376

Trading Companies & Distributors (1.2%)
Fastenal Co.	29,422	1,077,139

Total Industrials		5,745,799

Information Technology (20.8%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	8,594	525,867

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (2.5%)
CDW Corp.	19,831	$810,295
Dolby Laboratories, Inc., Class A	20,585	671,071
Jabil Circuit, Inc.	37,116	830,285

		2,311,651

Internet Software & Services (2.2%)
Facebook, Inc., Class A*	22,180	1,993,982

IT Services (2.5%)
ServiceSource International, Inc.*	121,780	487,120
Visa, Inc., Class A	26,384	1,837,909

		2,325,029

Semiconductors & Semiconductor Equipment (6.8%)
Avago Technologies Ltd.	8,000	1,000,080
Integrated Device Technology, Inc.*	31,221	633,786
Maxim Integrated Products, Inc.	18,367	613,458
Micron Technology, Inc.*	73,155	1,095,862
NXP Semiconductors N.V.*	6,026	524,684
ON Semiconductor Corp.*	62,156	584,266
Qorvo, Inc.*	12,011	541,095
Silicon Laboratories, Inc.*	14,776	613,795
Skyworks Solutions, Inc.	8,103	682,354

		6,289,380

Software (3.0%)
Check Point Software Technologies Ltd.*	19,774	1,568,672
Symantec Corp.	59,473	1,157,939

		2,726,611

Technology Hardware, Storage & Peripherals (3.2%)
Apple, Inc.	13,529	1,492,249
SanDisk Corp.	10,995	597,358
Western Digital Corp.	10,427	828,321

		2,917,928

Total Information Technology		19,090,448

Materials (3.0%)
Chemicals (3.0%)
Monsanto Co.	12,830	1,094,912
Praxair, Inc.	16,191	1,649,216

Total Materials		2,744,128

Total Common Stocks (99.0%) (Cost $87,240,971)		90,719,454

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	356,989	356,989

Total Short-Term Investment (0.4%) (Cost $356,989)		356,989

Total Investments (99.4%) (Cost $87,597,960)		91,076,443
Other Assets Less Liabilities (0.6%)		587,461

Net Assets (100%)		$91,663,904

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$13,545,287	$—	$—	$13,545,287
Consumer Staples	10,321,430	—	—	10,321,430
Energy	6,025,330	—	—	6,025,330
Financials	17,810,206	—	—	17,810,206
Health Care	15,436,826	—	—	15,436,826
Industrials	5,745,799	—	—	5,745,799
Information Technology	19,090,448	—	—	19,090,448
Materials	2,744,128	—	—	2,744,128
Short-Term Investments	356,989	—	—	356,989

Total Assets	$91,076,443	$—	$—	$91,076,443

Total Liabilities	$—	$—	$—	$—

Total	$91,076,443	$—	$—	$91,076,443

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,963,146
Aggregate gross unrealized depreciation	(10,486,931)

Net unrealized appreciation	$3,476,215

Federal income tax cost of investments	$87,600,228

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.6%)
Auto Components (1.4%)
Delphi Automotive plc	72,500	$5,512,900

Diversified Consumer Services (2.2%)
ServiceMaster Global Holdings, Inc.*	255,478	8,571,287

Hotels, Restaurants & Leisure (2.8%)
Hilton Worldwide Holdings, Inc.	249,264	5,718,116
Vail Resorts, Inc.	47,477	4,969,893

		10,688,009

Household Durables (1.7%)
Jarden Corp.*	130,500	6,378,840

Internet & Catalog Retail (3.8%)
Amazon.com, Inc.*	28,453	14,564,806

Media (3.4%)
Cinemark Holdings, Inc.	123,798	4,022,197
Liberty Global plc*	92,936	3,812,235
Time Warner, Inc.	74,000	5,087,500

		12,921,932

Specialty Retail (3.5%)
Home Depot, Inc.	117,400	13,558,526

Textiles, Apparel & Luxury Goods (0.8%)
Under Armour, Inc., Class A*	32,962	3,190,062

Total Consumer Discretionary		75,386,362

Consumer Staples (3.2%)
Beverages (2.1%)
Constellation Brands, Inc., Class A	63,804	7,988,899

Food & Staples Retailing (1.1%)
Walgreens Boots Alliance, Inc.	49,300	4,096,830

Total Consumer Staples		12,085,729

Financials (8.2%)
Capital Markets (2.9%)
Raymond James Financial, Inc.	100,904	5,007,865
SEI Investments Co.	123,700	5,966,051

		10,973,916

Diversified Financial Services (3.4%)
Intercontinental Exchange, Inc.	27,706	6,510,633
McGraw Hill Financial, Inc.	74,600	6,452,900

		12,963,533

Real Estate Investment Trusts (REITs) (0.3%)
Bluerock Residential Growth REIT, Inc. (REIT)	113,515	1,359,910

Real Estate Management & Development (1.6%)
CBRE Group, Inc., Class A*	197,929	6,333,728

Total Financials		31,631,087

Health Care (18.4%)
Biotechnology (5.7%)
Alexion Pharmaceuticals, Inc.*	36,500	5,708,235
Celgene Corp.*	72,813	7,876,182
Gilead Sciences, Inc.	41,202	4,045,625
Vertex Pharmaceuticals, Inc.*	39,900	4,155,186

		21,785,228

Health Care Equipment & Supplies (2.9%)
Alere, Inc.*	138,107	6,649,852
Align Technology, Inc.*	83,182	4,721,410

		11,371,262

Health Care Providers & Services (1.9%)
Community Health Systems, Inc.*	45,900	1,963,143
Envision Healthcare Holdings, Inc.*	148,755	5,472,697

		7,435,840

Pharmaceuticals (7.9%)
Allergan plc*	24,600	6,686,526
Bristol-Myers Squibb Co.	124,300	7,358,560
Endo International plc*	67,800	4,697,184
Shire plc (ADR)	25,300	5,192,319
Zoetis, Inc.	152,800	6,292,304

		30,226,893

Total Health Care		70,819,223

Industrials (10.3%)
Aerospace & Defense (0.7%)
TASER International, Inc.*	127,800	2,814,795

Airlines (1.6%)
Delta Air Lines, Inc.	139,000	6,236,930

Building Products (0.1%)
Builders FirstSource, Inc.*	14,096	178,737

Industrial Conglomerates (1.9%)
Carlisle Cos., Inc.	83,600	7,304,968

Machinery (1.8%)
Proto Labs, Inc.*	29,660	1,987,220
Wabtec Corp.	57,400	5,054,070

		7,041,290

Professional Services (1.9%)
Verisk Analytics, Inc., Class A*	97,137	7,179,396

Road & Rail (1.0%)
Old Dominion Freight Line, Inc.*	60,400	3,684,400

Trading Companies & Distributors (1.3%)
HD Supply Holdings, Inc.*	174,674	4,999,170

Total Industrials		39,439,686

Information Technology (34.5%)
Communications Equipment (1.3%)
Palo Alto Networks, Inc.*	29,765	5,119,580

Electronic Equipment, Instruments & Components (0.7%)
Cognex Corp.	81,400	2,797,718

Internet Software & Services (9.8%)
Akamai Technologies, Inc.*	96,500	6,664,290
Facebook, Inc., Class A*	155,988	14,023,321
Google, Inc., Class A*	13,408	8,559,265
Google, Inc., Class C*	13,447	8,181,424

		37,428,300

IT Services (7.6%)
Alliance Data Systems Corp.*	16,900	4,376,762
EPAM Systems, Inc.*	78,783	5,870,909
PayPal Holdings, Inc.*	125,600	3,898,624
Vantiv, Inc., Class A*	48,891	2,196,184
Visa, Inc., Class A	186,864	13,016,946

		29,359,425

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (0.4%)
Ambarella, Inc.*	24,600	$1,421,634

Software (8.6%)
Adobe Systems, Inc.*	87,900	7,227,138
CyberArk Software Ltd.*	79,300	3,976,102
salesforce.com, Inc.*	22,700	1,576,061
ServiceNow, Inc.*	74,923	5,203,402
Splunk, Inc.*	36,600	2,025,810
Tableau Software, Inc., Class A*	26,200	2,090,236
Take-Two Interactive Software, Inc.*	152,500	4,381,325
Tyler Technologies, Inc.*	31,200	4,658,472
Workday, Inc., Class A*	28,800	1,983,168

		33,121,714

Technology Hardware, Storage & Peripherals (6.1%)
Apple, Inc.	211,179	23,293,044

Total Information Technology		132,541,415

Materials (2.7%)
Chemicals (1.4%)
Axalta Coating Systems Ltd.*	215,300	5,455,702

Construction Materials (1.3%)
Vulcan Materials Co.	54,800	4,888,160

Total Materials		10,343,862

Telecommunication Services (2.5%)
Diversified Telecommunication Services (0.5%)
Level 3 Communications, Inc.*	46,300	2,022,847

Wireless Telecommunication Services (2.0%)
SBA Communications Corp., Class A*	72,760	7,620,882

Total Telecommunication Services		9,643,729

Total Common Stocks (99.4%) (Cost $336,885,875)		381,891,093

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,037,949	1,037,949

Total Short-Term Investment (0.3%) (Cost $1,037,949)		1,037,949

Total Investments (99.7%) (Cost $337,923,824)		382,929,042
Other Assets Less Liabilities (0.3%)		1,160,467

Net Assets (100%)		$384,089,509

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$75,386,362	$—	$—	$75,386,362
Consumer Staples	12,085,729	—	—	12,085,729
Financials	31,631,087	—	—	31,631,087
Health Care	70,819,223	—	—	70,819,223
Industrials	39,439,686	—	—	39,439,686
Information Technology	132,541,415	—	—	132,541,415
Materials	10,343,862	—	—	10,343,862
Telecommunication Services	9,643,729	—	—	9,643,729
Short-Term Investments	1,037,949	—	—	1,037,949

Total Assets	$382,929,042	$—	$—	$382,929,042

Total Liabilities	$—	$—	$—	$—

Total	$382,929,042	$—	$—	$382,929,042

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,490,413
Aggregate gross unrealized depreciation	(20,570,359)

Net unrealized appreciation	$44,920,054

Federal income tax cost of investments	$338,008,988

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (24.2%)
Auto Components (0.5%)
BorgWarner, Inc.	21,340	$887,530
Dana Holding Corp.	6,468	102,712
Delphi Automotive plc	42,120	3,202,805
Drew Industries, Inc.	924	50,460
Gentex Corp.	10,400	161,200
Gentherm, Inc.*	1,188	53,365
Johnson Controls, Inc.	8,700	359,832
Lear Corp.	3,200	348,096
Visteon Corp.*	2,100	212,604

		5,378,604

Automobiles (0.7%)
Harley-Davidson, Inc.	5,291	290,476
Tesla Motors, Inc.*	25,468	6,326,251
Thor Industries, Inc.	2,700	139,860

		6,756,587

Distributors (0.1%)
Genuine Parts Co.	7,193	596,228
LKQ Corp.*	15,863	449,875
Pool Corp.	2,112	152,697

		1,198,800

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,000	128,480
H&R Block, Inc.	12,011	434,798
Houghton Mifflin Harcourt Co.*	6,200	125,922
Service Corp. International	7,325	198,508
ServiceMaster Global Holdings, Inc.*	4,800	161,040

		1,048,748

Hotels, Restaurants & Leisure (4.4%)
Aramark	8,200	243,048
Bloomin’ Brands, Inc.	6,400	116,352
Brinker International, Inc.	2,800	147,476
Buffalo Wild Wings, Inc.*	1,100	212,773
Chipotle Mexican Grill, Inc.*	15,585	11,225,096
Choice Hotels International, Inc.	2,332	111,120
Denny’s Corp.*	5,082	56,055
DineEquity, Inc.	1,452	133,090
Domino’s Pizza, Inc.	2,508	270,638
Dunkin’ Brands Group, Inc.	5,362	262,738
Extended Stay America, Inc.	3,000	50,340
Hilton Worldwide Holdings, Inc.	88,955	2,040,628
Interval Leisure Group, Inc.	2,371	43,532
Jack in the Box, Inc.	1,900	146,376
Las Vegas Sands Corp.	19,537	741,820
Marriott International, Inc., Class A	9,754	665,223
McDonald’s Corp.	45,044	4,438,185
MGM Resorts International*	76,279	1,407,348
Norwegian Cruise Line Holdings Ltd.*	5,600	320,880
Panera Bread Co., Class A*	1,452	280,831
Pinnacle Entertainment, Inc.*	2,068	69,981
Popeyes Louisiana Kitchen, Inc.*	726	40,917
Royal Caribbean Cruises Ltd.	8,600	766,174
Scientific Games Corp., Class A*	5,016	52,417
SeaWorld Entertainment, Inc.	5,000	89,050
Six Flags Entertainment Corp.	3,500	160,230
Sonic Corp.	4,554	104,514
Starbucks Corp.	198,313	11,272,111
Starwood Hotels & Resorts Worldwide, Inc.	7,930	527,186
Texas Roadhouse, Inc.	4,158	154,678
Vail Resorts, Inc.	1,700	177,956
Wyndham Worldwide Corp.	6,732	484,031
Wynn Resorts Ltd.	4,058	215,561
Yum! Brands, Inc.	49,152	3,929,702
Zoe’s Kitchen, Inc.*	103,500	4,087,215

		45,045,272

Household Durables (0.3%)
D.R. Horton, Inc.	6,300	184,968
GoPro, Inc., Class A*	4,200	131,124
Harman International Industries, Inc.	3,400	326,366
iRobot Corp.*	990	28,849
Jarden Corp.*	9,000	439,920
Leggett & Platt, Inc.	6,400	264,000
Lennar Corp., Class A	3,400	163,642
Mohawk Industries, Inc.*	2,000	363,580
Newell Rubbermaid, Inc.	7,391	293,497
NVR, Inc.*	198	301,993
Tempur Sealy International, Inc.*	3,100	221,433
Toll Brothers, Inc.*	4,400	150,656
TopBuild Corp.*	1,868	57,852
Tupperware Brands Corp.	2,300	113,827
Whirlpool Corp.	900	132,534

		3,174,241

Internet & Catalog Retail (4.6%)
Amazon.com, Inc.*	49,649	25,414,827
Expedia, Inc.	46,846	5,512,837
HomeAway, Inc.*	3,800	100,852
HSN, Inc.	2,300	131,652
Liberty Interactive Corp. QVC Group*	62,614	1,642,365
Liberty TripAdvisor Holdings, Inc., Class A*	6,050	134,128
Liberty Ventures*	18,211	734,814
Netflix, Inc.*	32,573	3,363,488
Nutrisystem, Inc.	1,650	43,758
Priceline Group, Inc.*	7,862	9,724,193
TripAdvisor, Inc.*	4,944	311,571

		47,114,485

Leisure Products (0.1%)
Brunswick Corp.	3,200	153,248
Hasbro, Inc.	4,339	313,015
Polaris Industries, Inc.	3,208	384,543

		850,806

Media (5.1%)
AMC Networks, Inc., Class A*	26,078	1,908,127
CBS Corp. (Non-Voting), Class B	40,680	1,623,132
Charter Communications, Inc., Class A*	3,906	686,870
Cinemark Holdings, Inc.	5,280	171,547
Comcast Corp., Class A	262,217	14,960,101
Discovery Communications, Inc., Class A*	16,623	432,697
Discovery Communications, Inc., Class C*	22,223	539,797
DISH Network Corp., Class A*	6,839	398,987
Interpublic Group of Cos., Inc.	20,877	399,377
Liberty Broadband Corp.*	11,828	606,126
Liberty Global plc*	16,096	675,710
Liberty Global plc LiLAC, Class A*	402	13,543
Liberty Global plc LiLAC, Class C*	402	13,764
Liberty Media Corp.*	39,426	1,375,179
Lions Gate Entertainment Corp.	4,400	161,920
Live Nation Entertainment, Inc.*	6,800	163,472
Loral Space & Communications, Inc.*	698	32,862
Madison Square Garden Co., Class A*	28,911	2,085,640
Morningstar, Inc.	2,000	160,520
Omnicom Group, Inc.	12,926	851,823

See Notes to Financial Statements.

1

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Scripps Networks Interactive, Inc., Class A	4,861	$239,113
Sirius XM Holdings, Inc.*	136,011	508,681
Starz, Class A*	16,290	608,269
Time Warner Cable, Inc.	13,469	2,415,934
Time Warner, Inc.	19,800	1,361,250
Twenty-First Century Fox, Inc., Class A	97,171	2,621,674
Twenty-First Century Fox, Inc., Class B	15,300	414,171
Viacom, Inc., Class B	26,712	1,152,623
Walt Disney Co.	152,140	15,548,708
World Wrestling Entertainment, Inc., Class A	27,058	457,280

		52,588,897

Multiline Retail (0.9%)
Burlington Stores, Inc.*	3,200	163,328
Dillard’s, Inc., Class A	1,500	131,085
Dollar General Corp.	14,153	1,025,243
Dollar Tree, Inc.*	93,014	6,200,313
Macy’s, Inc.	12,133	622,666
Nordstrom, Inc.	7,374	528,790
Target Corp.	3,140	246,992

		8,918,417

Specialty Retail (4.6%)
Advance Auto Parts, Inc.	3,366	637,958
AutoNation, Inc.*	3,102	180,474
AutoZone, Inc.*	1,491	1,079,231
Bed Bath & Beyond, Inc.*	7,961	453,936
Buckle, Inc.	1,914	70,761
Cabela’s, Inc.*	2,112	96,307
CarMax, Inc.*	21,099	1,251,593
Cato Corp., Class A	1,720	58,532
Chico’s FAS, Inc.	9,900	155,727
Dick’s Sporting Goods, Inc.	3,100	153,791
Foot Locker, Inc.	5,600	403,032
Gap, Inc.	13,991	398,744
GNC Holdings, Inc., Class A	3,432	138,721
Home Depot, Inc.	76,150	8,794,564
L Brands, Inc.	11,477	1,034,422
Lowe’s Cos., Inc.	100,594	6,932,938
Michaels Cos., Inc.*	6,200	143,220
Office Depot, Inc.*	18,300	117,486
O’Reilly Automotive, Inc.*	31,296	7,824,000
Penske Automotive Group, Inc.	1,100	53,284
Ross Stores, Inc.	19,074	924,517
Sally Beauty Holdings, Inc.*	5,700	135,375
Signet Jewelers Ltd.	3,700	503,681
Tiffany & Co.	4,909	379,073
TJX Cos., Inc.	51,753	3,696,199
Tractor Supply Co.	49,220	4,150,230
Ulta Salon Cosmetics & Fragrance, Inc.*	40,304	6,583,658
Urban Outfitters, Inc.*	4,700	138,086
Williams-Sonoma, Inc.	4,290	327,542
Zumiez, Inc.*	1,056	16,505

		46,833,587

Textiles, Apparel & Luxury Goods (2.8%)
Carter’s, Inc.	2,244	203,396
Coach, Inc.	4,564	132,037
Columbia Sportswear Co.	1,300	76,427
Deckers Outdoor Corp.*	1,848	107,295
G-III Apparel Group Ltd.*	924	56,974
Hanesbrands, Inc.	55,148	1,595,983
Kate Spade & Co.*	6,200	118,482
lululemon athletica, Inc.*	5,200	263,380
Michael Kors Holdings Ltd.*	10,109	427,004
NIKE, Inc., Class B	119,231	14,661,836
Oxford Industries, Inc.	858	63,389
Ralph Lauren Corp.	1,149	135,766
Skechers USA, Inc., Class A*	1,900	254,752
Steven Madden Ltd.*	3,294	120,626
Under Armour, Inc., Class A*	74,964	7,255,016
VF Corp.	39,166	2,671,513
Wolverine World Wide, Inc.	5,800	125,512

		28,269,388

Total Consumer Discretionary		247,177,832

Consumer Staples (6.1%)
Beverages (2.1%)
Brown-Forman Corp., Class B	5,434	526,555
Coca-Cola Co.	182,654	7,328,078
Coca-Cola Enterprises, Inc.	48,491	2,344,540
Constellation Brands, Inc., Class A	25,877	3,240,059
Dr. Pepper Snapple Group, Inc.	10,427	824,254
Monster Beverage Corp.*	7,391	998,820
PepsiCo, Inc.	67,718	6,385,807

		21,648,113

Food & Staples Retailing (1.6%)
Casey’s General Stores, Inc.	1,800	185,256
Costco Wholesale Corp.	31,190	4,509,138
CVS Health Corp.	82,781	7,986,711
Kroger Co.	47,272	1,705,101
Rite Aid Corp.*	31,000	188,170
Sprouts Farmers Market, Inc.*	7,000	147,700
Sysco Corp.	9,066	353,302
Walgreens Boots Alliance, Inc.	6,046	502,423
Whole Foods Market, Inc.	15,279	483,580

		16,061,381

Food Products (0.8%)
Campbell Soup Co.	7,160	362,869
Flowers Foods, Inc.	7,073	174,986
General Mills, Inc.	28,994	1,627,433
Hain Celestial Group, Inc.*	3,828	197,525
Hershey Co.	6,938	637,463
Hormel Foods Corp.	5,940	376,061
Kellogg Co.	10,759	716,011
Keurig Green Mountain, Inc.	16,940	883,252
Kraft Heinz Co.	27,410	1,934,598
McCormick & Co., Inc. (Non-Voting)	6,104	501,627
Mead Johnson Nutrition Co.	9,437	664,365
WhiteWave Foods Co.*	8,471	340,111

		8,416,301

Household Products (0.5%)
Church & Dwight Co., Inc.	6,138	514,978
Clorox Co.	4,884	564,249
Colgate-Palmolive Co.	37,942	2,407,799
Kimberly-Clark Corp.	14,541	1,585,551

		5,072,577

Personal Products (0.2%)
Estee Lauder Cos., Inc., Class A	19,882	1,604,080
Herbalife Ltd.*	2,900	158,050
Nu Skin Enterprises, Inc., Class A	2,700	111,456

		1,873,586

Tobacco (0.9%)
Altria Group, Inc.	86,025	4,679,760
Philip Morris International, Inc.	35,915	2,849,137
Reynolds American, Inc.	38,400	1,699,968

		9,228,865

Total Consumer Staples		62,300,823

Energy (1.7%)
Energy Equipment & Services (0.6%)
Core Laboratories N.V.	16,700	1,666,660

See Notes to Financial Statements.

2

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
FMC Technologies, Inc.*	6,985	$216,535
Frank’s International N.V.	1,100	16,863
National Oilwell Varco, Inc.	23,560	887,034
RPC, Inc.	6,400	56,640
Schlumberger Ltd.	22,331	1,540,169
Weatherford International plc*	234,997	1,992,774

		6,376,675

Oil, Gas & Consumable Fuels (1.1%)
Anadarko Petroleum Corp.	68,831	4,156,704
Cabot Oil & Gas Corp.	19,534	427,013
Cimarex Energy Co.	7,530	771,674
CONSOL Energy, Inc.	72,950	714,910
Continental Resources, Inc.*	3,960	114,721
EOG Resources, Inc.	2,170	157,976
EQT Corp.	6,400	414,528
Isramco, Inc.*	32	3,179
Marathon Petroleum Corp.	3,200	148,256
Newfield Exploration Co.*	25,000	822,500
ONEOK, Inc.	5,435	175,007
Panhandle Oil and Gas, Inc., Class A	792	12,799
Pioneer Natural Resources Co.	2,742	333,537
Range Resources Corp.	3,238	104,005
SemGroup Corp., Class A	2,100	90,804
Targa Resources Corp.	1,700	87,584
Teekay Corp.	2,600	77,064
Valero Energy Corp.	25,405	1,526,840
Williams Cos., Inc.	36,829	1,357,149
World Fuel Services Corp.	806	28,855

		11,525,105

Total Energy		17,901,780

Financials (4.3%)
Banks (0.1%)
Bank of the Ozarks, Inc.	3,600	157,536
Signature Bank/New York*	1,914	263,290
SVB Financial Group*	1,400	161,756

		582,582

Capital Markets (1.8%)
Affiliated Managers Group, Inc.*	2,442	417,558
Ameriprise Financial, Inc.	7,038	768,057
Bank of New York Mellon Corp.	5,600	219,240
BGC Partners, Inc., Class A	990	8,138
BlackRock, Inc.	1,829	544,073
Charles Schwab Corp.	239,216	6,832,009
Cohen & Steers, Inc.	528	14,494
Diamond Hill Investment Group, Inc.	132	24,557
Eaton Vance Corp.	6,607	220,806
GAMCO Investors, Inc., Class A	132	7,247
Invesco Ltd.	4,300	134,289
Lazard Ltd., Class A	6,454	279,458
Legg Mason, Inc.	3,200	133,152
LPL Financial Holdings, Inc.	4,300	171,011
Morgan Stanley	86,172	2,714,418
NorthStar Asset Management Group, Inc.	9,000	129,240
Pzena Investment Management, Inc., Class A	330	2,937
SEI Investments Co.	7,193	346,918
State Street Corp.	49,602	3,333,750
T. Rowe Price Group, Inc.	12,144	844,008
TD Ameritrade Holding Corp.	36,414	1,159,422
Waddell & Reed Financial, Inc., Class A	4,950	172,111
Westwood Holdings Group, Inc.	264	14,348

		18,491,241

Consumer Finance (0.1%)
Ally Financial, Inc.*	11,900	242,522
American Express Co.	7,815	579,326
Credit Acceptance Corp.*	1,100	216,557
LendingClub Corp.*	9,800	129,654
Santander Consumer USA Holdings, Inc.*	8,400	171,528
SLM Corp.*	18,200	134,680

		1,474,267

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	5,600	730,240
CBOE Holdings, Inc.	3,828	256,782
Intercontinental Exchange, Inc.	8,696	2,043,473
Leucadia National Corp.	7,200	145,872
MarketAxess Holdings, Inc.	1,700	157,896
McGraw Hill Financial, Inc.	13,399	1,159,014
Moody’s Corp.	8,197	804,945
MSCI, Inc.	5,269	313,295

		5,611,517

Insurance (0.3%)
AmTrust Financial Services, Inc.	2,700	170,046
Aon plc	13,159	1,166,019
Arthur J. Gallagher & Co.	7,378	304,564
Markel Corp.*	200	160,372
Marsh & McLennan Cos., Inc.	15,001	783,352

		2,584,353

Real Estate Investment Trusts (REITs) (1.1%)
Alexander’s, Inc. (REIT)	66	24,684
American Tower Corp. (REIT)	18,867	1,659,919
Boston Properties, Inc. (REIT)	6,488	768,179
CareTrust REIT, Inc. (REIT)	1,598	18,137
Columbia Property Trust, Inc. (REIT)	6,100	141,520
Crown Castle International Corp. (REIT)	16,732	1,319,653
CubeSmart (REIT)	6,000	163,260
Digital Realty Trust, Inc. (REIT)	3,600	235,152
DuPont Fabros Technology, Inc. (REIT)	396	10,248
Equinix, Inc. (REIT)	2,539	694,163
Equity LifeStyle Properties, Inc. (REIT)	3,808	223,034
Extra Space Storage, Inc. (REIT)	5,700	439,812
Federal Realty Investment Trust (REIT)	3,180	433,911
Iron Mountain, Inc. (REIT)	7,622	236,434
Lamar Advertising Co. (REIT), Class A	3,498	182,526
Omega Healthcare Investors, Inc. (REIT)	4,884	171,673
Potlatch Corp. (REIT)	1,273	36,650
PS Business Parks, Inc. (REIT)	264	20,956
Public Storage (REIT)	6,619	1,400,779
Saul Centers, Inc. (REIT)	330	17,077
Simon Property Group, Inc. (REIT)	14,462	2,656,959
Taubman Centers, Inc. (REIT)	2,886	199,365
Universal Health Realty Income Trust (REIT)	594	27,882
Urban Edge Properties (REIT)	792	17,099
Welltower, Inc. (REIT)	8,000	541,760
Weyerhaeuser Co. (REIT)	5,020	137,247

		11,778,079

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	15,569	498,208
Howard Hughes Corp.*	1,100	126,214
Jones Lang LaSalle, Inc.	1,300	186,901
Realogy Holdings Corp.*	4,752	178,818

		990,141

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	84,832	1,365,795

See Notes to Financial Statements.

3

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
MGIC Investment Corp.*	18,300	$169,458
New York Community Bancorp, Inc.	74,245	1,340,865

		2,876,118

Total Financials		44,388,298

Health Care (21.3%)
Biotechnology (7.9%)
ACADIA Pharmaceuticals, Inc.*	5,700	188,499
Aduro Biotech, Inc.*	1,010	19,564
Agios Pharmaceuticals, Inc.*	2,700	190,593
Alexion Pharmaceuticals, Inc.*	30,805	4,817,594
Alkermes plc*	5,610	329,139
Alnylam Pharmaceuticals, Inc.*	2,838	228,062
AMAG Pharmaceuticals, Inc.*	1,320	52,444
Amgen, Inc.	81,101	11,217,890
Anacor Pharmaceuticals, Inc.*	2,200	258,962
Arena Pharmaceuticals, Inc.*	5,008	9,565
ARIAD Pharmaceuticals, Inc.*	7,655	44,705
Baxalta, Inc.	16,098	507,248
Biogen, Inc.*	42,205	12,315,841
BioMarin Pharmaceutical, Inc.*	13,238	1,394,226
Bluebird Bio, Inc.*	1,100	94,105
Celgene Corp.*	105,020	11,360,013
Celldex Therapeutics, Inc.*	6,200	65,348
Cepheid, Inc.*	3,036	137,227
Clovis Oncology, Inc.*	1,900	174,724
Dyax Corp.*	6,270	119,694
Emergent BioSolutions, Inc.*	1,518	43,248
Exelixis, Inc.*	8,381	47,017
Genomic Health, Inc.*	726	15,362
Gilead Sciences, Inc.	84,647	8,311,489
Halozyme Therapeutics, Inc.*	5,610	75,342
ImmunoGen, Inc.*	13,711	131,626
Immunomedics, Inc.*	3,498	6,017
Incyte Corp.*	56,792	6,265,861
Insys Therapeutics, Inc.*	4,000	113,840
Ironwood Pharmaceuticals, Inc.*	10,700	111,494
Isis Pharmaceuticals, Inc.*	26,107	1,055,245
Juno Therapeutics, Inc.*	3,200	130,208
Kite Pharma, Inc.*	2,600	144,768
Lexicon Pharmaceuticals, Inc.*	179	1,923
Ligand Pharmaceuticals, Inc.*	913	78,199
MannKind Corp.*	15,300	49,113
Medivation, Inc.*	8,976	381,480
Momenta Pharmaceuticals, Inc.*	2,970	48,738
Myriad Genetics, Inc.*	4,800	179,904
Neurocrine Biosciences, Inc.*	3,946	157,011
Novavax, Inc.*	19,802	140,000
OPKO Health, Inc.*	14,167	119,145
Orexigen Therapeutics, Inc.*	1,056	2,228
Osiris Therapeutics, Inc.*	792	14,628
Progenics Pharmaceuticals, Inc.*	1,452	8,305
ProQR Therapeutics N.V.*	2,900	42,253
Puma Biotechnology, Inc.*	1,300	97,968
Radius Health, Inc.*	2,600	180,206
Regeneron Pharmaceuticals, Inc.*	17,312	8,052,504
Sangamo BioSciences, Inc.*	1,980	11,167
Seattle Genetics, Inc.*	4,700	181,232
Spark Therapeutics, Inc.*	1,070	44,651
Synta Pharmaceuticals Corp.*	924	1,608
TESARO, Inc.*	2,800	112,280
Ultragenyx Pharmaceutical, Inc.*	1,700	163,727
United Therapeutics Corp.*	2,734	358,810
Vanda Pharmaceuticals, Inc.*	1,725	19,458
Vertex Pharmaceuticals, Inc.*	100,381	10,453,677
ZIOPHARM Oncology, Inc.*	859	7,740

		80,884,915

Health Care Equipment & Supplies (2.4%)
Abaxis, Inc.	1,782	78,390
ABIOMED, Inc.*	69,748	6,469,825
Accuray, Inc.*	2,250	11,239
Alere, Inc.*	3,200	154,080
Align Technology, Inc.*	4,620	262,231
Atrion Corp.	66	24,747
Baxter International, Inc.	16,098	528,819
Becton, Dickinson and Co.	14,628	1,940,551
C.R. Bard, Inc.	3,995	744,308
Cooper Cos., Inc.	12,980	1,932,203
Cyberonics, Inc.*	2,310	140,402
DENTSPLY International, Inc.	2,772	140,180
DexCom, Inc.*	4,000	343,440
Edwards Lifesciences Corp.*	5,211	740,848
Endologix, Inc.*	3,894	47,740
Globus Medical, Inc., Class A*	6,100	126,026
Haemonetics Corp.*	4,300	138,976
HeartWare International, Inc.*	528	27,620
Hill-Rom Holdings, Inc.	3,400	176,766
Hologic, Inc.*	11,440	447,647
IDEXX Laboratories, Inc.*	4,400	326,700
Insulet Corp.*	2,376	61,562
Intuitive Surgical, Inc.*	6,259	2,876,511
Medtronic plc	24,271	1,624,701
Natus Medical, Inc.*	1,452	57,281
Quidel Corp.*	1,518	28,660
ResMed, Inc.	8,579	437,186
Sirona Dental Systems, Inc.*	2,600	242,684
Spectranetics Corp.*	1,716	20,232
St. Jude Medical, Inc.	7,993	504,278
STERIS Corp.	29,080	1,889,328
Stryker Corp.	7,942	747,342
Thoratec Corp.*	3,102	196,233
Varian Medical Systems, Inc.*	5,486	404,757
West Pharmaceutical Services, Inc.	2,300	124,476
Wright Medical Group, Inc.*	5,472	115,021
Zimmer Biomet Holdings, Inc.	1,650	154,985

		24,287,975

Health Care Providers & Services (4.6%)
Acadia Healthcare Co., Inc.*	3,400	225,318
Aetna, Inc.	4,422	483,811
Air Methods Corp.*	1,782	60,748
AmerisourceBergen Corp.	10,181	967,093
Amsurg Corp.*	2,300	178,733
Anthem, Inc.	15,000	2,100,000
Brookdale Senior Living, Inc.*	7,891	181,177
Cardinal Health, Inc.	31,440	2,415,221
Centene Corp.*	4,752	257,701
Cigna Corp.	18,116	2,446,022
CorVel Corp.*	924	29,845
DaVita HealthCare Partners, Inc.*	3,016	218,147
Envision Healthcare Holdings, Inc.*	8,600	316,394
Express Scripts Holding Co.*	26,409	2,138,073
HCA Holdings, Inc.*	59,597	4,610,424
Health Net, Inc.*	2,600	156,572
HealthSouth Corp.	4,092	157,010
Henry Schein, Inc.*	3,839	509,512
Humana, Inc.	12,300	2,201,700
IPC Healthcare, Inc.*	1,001	77,768
Laboratory Corp. of America Holdings*	2,644	286,795
LifePoint Health, Inc.*	2,100	148,890
McKesson Corp.	17,995	3,329,615
MEDNAX, Inc.*	2,904	222,998
Molina Healthcare, Inc.*	38,700	2,664,495
Patterson Cos., Inc.	3,300	142,725

See Notes to Financial Statements.

4

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Premier, Inc., Class A*	2,700	$92,799
Providence Service Corp.*	528	23,010
Select Medical Holdings Corp.	7,500	80,925
Team Health Holdings, Inc.*	3,036	164,035
Tenet Healthcare Corp.*	5,197	191,873
UnitedHealth Group, Inc.	167,742	19,459,750
Universal Health Services, Inc., Class B	1,200	149,772
VCA, Inc.*	3,600	189,540
WellCare Health Plans, Inc.*	2,100	180,978

		47,059,469

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	11,500	142,600
athenahealth, Inc.*	1,606	214,160
Cerner Corp.*	14,811	888,068
Computer Programs & Systems, Inc.	858	36,147
HMS Holdings Corp.*	3,960	34,729
IMS Health Holdings, Inc.*	3,800	110,580
Inovalon Holdings, Inc., Class A*	4,500	93,735
MedAssets, Inc.*	3,145	63,089
Medidata Solutions, Inc.*	2,300	96,853
Omnicell, Inc.*	1,650	51,315
Quality Systems, Inc.	2,508	31,300
Veeva Systems, Inc., Class A*	4,900	114,709

		1,877,285

Life Sciences Tools & Services (0.8%)
Bruker Corp.*	7,325	120,350
Charles River Laboratories International, Inc.*	2,200	139,744
Illumina, Inc.*	21,881	3,847,117
INC Research Holdings, Inc., Class A*	3,700	148,000
Luminex Corp.*	3,300	55,803
Mettler-Toledo International, Inc.*	1,320	375,857
PAREXEL International Corp.*	2,508	155,295
PerkinElmer, Inc.	3,500	160,860
Quintiles Transnational Holdings, Inc.*	2,706	188,256
Sequenom, Inc.*	3,234	5,660
Thermo Fisher Scientific, Inc.	16,988	2,077,293
VWR Corp.*	6,200	159,278
Waters Corp.*	4,290	507,121

		7,940,634

Pharmaceuticals (5.4%)
AbbVie, Inc.	123,023	6,693,681
Akorn, Inc.*	3,700	105,469
Allergan plc*	52,821	14,357,276
Bristol-Myers Squibb Co.	95,364	5,645,549
Catalent, Inc.*	5,400	131,220
Depomed, Inc.*	2,706	51,008
Eli Lilly & Co.	59,600	4,987,924
Endo International plc*	2,978	206,316
Jazz Pharmaceuticals plc*	21,203	2,815,970
Johnson & Johnson	16,657	1,554,931
Mallinckrodt plc*	4,675	298,920
Medicines Co.*	2,772	105,225
Merck & Co., Inc.	15,000	740,850
Mylan N.V.*	18,654	751,010
Nektar Therapeutics*	11,200	122,752
Novartis AG (Registered)	37,621	3,465,449
Pacira Pharmaceuticals, Inc.*	40,319	1,657,111
Perrigo Co. plc	1,449	227,884
Prestige Brands Holdings, Inc.*	2,800	126,448
SciClone Pharmaceuticals, Inc.*	3,828	26,566
Sucampo Pharmaceuticals, Inc., Class A*	462	9,180
Teva Pharmaceutical Industries Ltd. (ADR)	76,921	4,342,960
Theravance, Inc.	3,432	24,642
Valeant Pharmaceuticals International, Inc.*	32,603	5,815,723
VIVUS, Inc.*	5,544	9,092
XenoPort, Inc.*	2,310	8,016
Zoetis, Inc.	25,047	1,031,435

		55,312,607

Total Health Care		217,362,885

Industrials (8.5%)
Aerospace & Defense (2.5%)
Aerojet Rocketdyne Holdings, Inc.*	3,036	49,123
B/E Aerospace, Inc.	5,190	227,841
Boeing Co.	91,376	11,965,687
General Dynamics Corp.	4,200	579,390
HEICO Corp.	3,093	151,186
Hexcel Corp.	4,620	207,253
Honeywell International, Inc.	35,726	3,382,895
Huntington Ingalls Industries, Inc.	2,244	240,445
L-3 Communications Holdings, Inc.	18,822	1,967,276
Lockheed Martin Corp.	9,030	1,872,009
Moog, Inc., Class A*	500	27,035
Northrop Grumman Corp.	2,700	448,065
Precision Castparts Corp.	1,263	290,124
Rockwell Collins, Inc.	5,338	436,862
Spirit AeroSystems Holdings, Inc., Class A*	5,500	265,870
TASER International, Inc.*	3,366	74,136
Teledyne Technologies, Inc.*	860	77,658
Textron, Inc.	66,530	2,504,189
TransDigm Group, Inc.*	2,291	486,631
United Technologies Corp.	5,064	450,645

		25,704,320

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	7,729	523,871
Expeditors International of Washington, Inc.	9,954	468,336
FedEx Corp.	12,206	1,757,420
Hub Group, Inc., Class A*	1,254	45,658
United Parcel Service, Inc., Class B	33,039	3,260,619

		6,055,904

Airlines (1.0%)
Alaska Air Group, Inc.	11,904	945,773
American Airlines Group, Inc.	84,900	3,296,667
Delta Air Lines, Inc.	38,000	1,705,060
Southwest Airlines Co.	30,400	1,156,416
Spirit Airlines, Inc.*	2,600	122,980
United Continental Holdings, Inc.*	57,031	3,025,494

		10,252,390

Building Products (0.1%)
A.O. Smith Corp.	3,500	228,165
AAON, Inc.	2,449	47,462
Allegion plc	4,745	273,597
Fortune Brands Home & Security, Inc.	3,600	170,892
Lennox International, Inc.	2,244	254,312
Masco Corp.	16,812	423,326
USG Corp.*	5,096	135,656

		1,533,410

Commercial Services & Supplies (0.5%)
ADT Corp.	25,110	750,789
Cintas Corp.	4,472	383,474
Clean Harbors, Inc.*	2,244	98,669
Copart, Inc.*	7,615	250,533
Deluxe Corp.	2,310	128,759

See Notes to Financial Statements.

5

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Healthcare Services Group, Inc.	5,148	$173,488
Interface, Inc.	2,838	63,685
Knoll, Inc.	3,960	87,041
MSA Safety, Inc.	1,495	59,755
Multi-Color Corp.	128	9,791
Pitney Bowes, Inc.	6,300	125,055
R.R. Donnelley & Sons Co.	8,500	123,760
Stericycle, Inc.*	4,818	671,195
Tyco International plc	64,820	2,168,877
U.S. Ecology, Inc.	858	37,452
Waste Management, Inc.	2,970	147,936

		5,280,259

Construction & Engineering (0.1%)
Fluor Corp.	14,097	597,008

Electrical Equipment (0.3%)
Acuity Brands, Inc.	1,716	301,295
AMETEK, Inc.	10,767	563,329
AZZ, Inc.	1,517	73,863
Emerson Electric Co.	23,994	1,059,815
Generac Holdings, Inc.*	2,700	81,243
Hubbell, Inc., Class B	1,744	148,153
Rockwell Automation, Inc.	6,534	663,005
SolarCity Corp.*	2,200	93,962

		2,984,665

Industrial Conglomerates (0.9%)
3M Co.	29,990	4,251,683
Carlisle Cos., Inc.	1,600	139,808
Danaher Corp.	51,443	4,383,458
Raven Industries, Inc.	1,716	29,086
Roper Technologies, Inc.	2,233	349,911

		9,153,946

Machinery (1.0%)
Allison Transmission Holdings, Inc.	5,412	144,446
Caterpillar, Inc.	15,853	1,036,152
CLARCOR, Inc.	1,517	72,331
Cummins, Inc.	6,286	682,534
Deere & Co.	3,937	291,338
Donaldson Co., Inc.	8,711	244,605
Flowserve Corp.	19,238	791,451
Gorman-Rupp Co.	837	20,063
Graco, Inc.	3,042	203,905
Hillenbrand, Inc.	149	3,876
IDEX Corp.	3,696	263,525
Illinois Tool Works, Inc.	15,104	1,243,210
Ingersoll-Rand plc	2,400	121,848
Lincoln Electric Holdings, Inc.	3,194	167,461
Lindsay Corp.	660	44,741
Middleby Corp.*	2,574	270,759
Navistar International Corp.*	4,800	61,056
Nordson Corp.	3,247	204,366
Omega Flex, Inc.	98	3,273
PACCAR, Inc.	16,000	834,720
Parker-Hannifin Corp.	3,900	379,470
Pentair plc	10,255	523,415
RBC Bearings, Inc.*	1,188	70,959
Rexnord Corp.*	5,500	93,390
Snap-on, Inc.	2,700	407,538
Stanley Black & Decker, Inc.	1,518	147,216
Tennant Co.	1,518	85,281
Toro Co.	2,772	195,537
Valmont Industries, Inc.	1,056	100,204
WABCO Holdings, Inc.*	3,036	318,264
Wabtec Corp.	16,434	1,447,014
Woodward, Inc.	3,168	128,938

		10,602,886

Professional Services (0.5%)
Advisory Board Co.*	1,716	78,147
CEB, Inc.	2,100	143,514
Equifax, Inc.	5,516	536,045
Exponent, Inc.	1,176	52,402
Huron Consulting Group, Inc.*	434	27,138
IHS, Inc., Class A*	3,326	385,816
Insperity, Inc.	1,716	75,384
Nielsen Holdings plc	45,868	2,039,750
Robert Half International, Inc.	8,719	446,064
Towers Watson & Co., Class A	1,200	140,856
Verisk Analytics, Inc., Class A*	8,168	603,697
WageWorks, Inc.*	2,500	112,700

		4,641,513

Road & Rail (0.8%)
AMERCO	326	128,271
Avis Budget Group, Inc.*	4,374	191,056
Canadian Pacific Railway Ltd.	5,800	832,706
Celadon Group, Inc.	122	1,954
CSX Corp.	11,900	320,110
Hertz Global Holdings, Inc.*	22,111	369,917
J.B. Hunt Transport Services, Inc.	5,097	363,926
Landstar System, Inc.	2,178	138,238
Old Dominion Freight Line, Inc.*	3,139	191,479
Union Pacific Corp.	59,044	5,220,080

		7,757,737

Trading Companies & Distributors (0.2%)
Fastenal Co.	15,052	551,054
HD Supply Holdings, Inc.*	7,900	226,098
Kaman Corp.	185	6,632
MSC Industrial Direct Co., Inc., Class A	2,442	149,035
NOW, Inc.*	5,890	87,172
United Rentals, Inc.*	4,356	261,578
W.W. Grainger, Inc.	3,107	668,036

		1,949,605

Total Industrials		86,513,643

Information Technology (28.2%)
Communications Equipment (1.2%)
Arista Networks, Inc.*	1,900	116,261
ARRIS Group, Inc.*	23,664	614,554
CommScope Holding Co., Inc.*	5,200	156,156
F5 Networks, Inc.*	4,488	519,710
Harris Corp.	2,223	162,612
Infinera Corp.*	6,798	132,969
InterDigital, Inc.	2,046	103,528
Ixia*	1,386	20,083
Juniper Networks, Inc.	6,072	156,111
Motorola Solutions, Inc.	9,797	669,919
NetScout Systems, Inc.*	1,320	46,688
Palo Alto Networks, Inc.*	50,700	8,720,400
QUALCOMM, Inc.	11,523	619,131
ShoreTel, Inc.*	1,980	14,791
ViaSat, Inc.*	1,558	100,164

		12,153,077

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	14,994	764,094
Badger Meter, Inc.	1,188	68,975
Belden, Inc.	2,200	102,718
CDW Corp.	6,100	249,246
Cognex Corp.	3,802	130,675
Daktronics, Inc.	1,782	15,450
Dolby Laboratories, Inc., Class A	11,549	376,498
DTS, Inc.*	924	24,671
FEI Co.	2,000	146,080
Fitbit, Inc., Class A*	1,800	67,842

See Notes to Financial Statements.

6

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
FLIR Systems, Inc.	4,405	$123,296
Ingram Micro, Inc., Class A	6,100	166,164
IPG Photonics Corp.*	1,800	136,746
Jabil Circuit, Inc.	7,300	163,301
Keysight Technologies, Inc.*	6,661	205,425
MTS Systems Corp.	330	19,836
National Instruments Corp.	4,290	119,219
OSI Systems, Inc.*	660	50,794
TE Connectivity Ltd.	37,873	2,268,214
Universal Display Corp.*	1,518	51,460
Zebra Technologies Corp., Class A*	2,500	191,375

		5,442,079

Internet Software & Services (7.6%)
Akamai Technologies, Inc.*	15,412	1,064,353
Alibaba Group Holding Ltd. (ADR)*	45,849	2,703,716
comScore, Inc.*	990	45,688
Constant Contact, Inc.*	1,914	46,395
Cornerstone OnDemand, Inc.*	2,640	87,120
CoStar Group, Inc.*	1,642	284,165
Demandware, Inc.*	2,100	108,528
eBay, Inc.*	58,715	1,434,995
Facebook, Inc., Class A*	369,363	33,205,734
GoDaddy, Inc., Class A*	5,300	133,613
Google, Inc., Class A*	31,596	20,169,939
Google, Inc., Class C*	20,982	12,765,868
GrubHub, Inc.*	100	2,434
IAC/InterActiveCorp	3,400	221,918
j2 Global, Inc.	2,200	155,870
LinkedIn Corp., Class A*	10,372	1,972,028
LivePerson, Inc.*	630	4,763
NIC, Inc.	992	17,568
Pandora Media, Inc.*	7,787	166,175
Rackspace Hosting, Inc.*	3,894	96,104
Stamps.com, Inc.*	726	53,731
Tencent Holdings Ltd. (ADR)	48,600	820,368
Twitter, Inc.*	38,680	1,042,039
VeriSign, Inc.*	6,732	475,010
XO Group, Inc.*	1,518	21,449
Yelp, Inc.*	1,800	38,988
Zillow Group, Inc., Class A*	2,200	63,206
Zillow Group, Inc., Class C*	4,400	118,800

		77,320,565

IT Services (4.5%)
Accenture plc, Class A	30,044	2,952,123
Alliance Data Systems Corp.*	2,765	716,080
Automatic Data Processing, Inc.	17,587	1,413,291
Black Knight Financial Services, Inc., Class A*	3,700	120,435
Booz Allen Hamilton Holding Corp.	864	22,645
Broadridge Financial Solutions, Inc.	5,559	307,691
Cardtronics, Inc.*	660	21,582
Cass Information Systems, Inc.	399	19,603
Cognizant Technology Solutions Corp., Class A*	55,944	3,502,654
CoreLogic, Inc.*	4,400	163,812
DST Systems, Inc.	1,300	136,682
EPAM Systems, Inc.*	2,300	171,396
Euronet Worldwide, Inc.*	2,400	177,816
ExlService Holdings, Inc.*	792	29,249
Fidelity National Information Services, Inc.	5,706	382,758
Fiserv, Inc.*	11,000	952,710
FleetCor Technologies, Inc.*	4,106	565,068
Forrester Research, Inc.	858	26,975
Gartner, Inc.*	4,732	397,157
Genpact Ltd.*	6,534	154,268
Global Payments, Inc.	3,120	357,958
Hackett Group, Inc.	2,178	29,947
Heartland Payment Systems, Inc.	302	19,029
International Business Machines Corp.	23,449	3,399,401
Jack Henry & Associates, Inc.	3,828	266,467
Lionbridge Technologies, Inc.*	6,204	30,648
MasterCard, Inc., Class A	63,890	5,757,767
MAXIMUS, Inc.	3,867	230,318
NeuStar, Inc., Class A*	2,904	79,018
Paychex, Inc.	13,973	665,534
PayPal Holdings, Inc.*	58,715	1,822,514
Syntel, Inc.*	3,696	167,466
Total System Services, Inc.	6,402	290,843
Vantiv, Inc., Class A*	5,000	224,600
VeriFone Systems, Inc.*	5,500	152,515
Visa, Inc., Class A	280,698	19,553,423
Western Union Co.	31,387	576,265
WEX, Inc.*	1,782	154,749

		46,012,457

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*	28,906	49,718
Altera Corp.	4,866	243,689
Ambarella, Inc.*	1,400	80,906
Analog Devices, Inc.	41,413	2,336,107
Applied Materials, Inc.	39,710	583,340
ASML Holding N.V. (N.Y. Shares)	2,800	246,344
Atmel Corp.	22,504	181,607
Avago Technologies Ltd.	20,205	2,525,827
Broadcom Corp., Class A	75,693	3,892,891
Cabot Microelectronics Corp.*	140	5,424
Cavium, Inc.*	2,400	147,288
Cree, Inc.*	51,560	1,249,299
Exar Corp.*	198	1,178
Freescale Semiconductor Ltd.*	4,500	164,610
Integrated Device Technology, Inc.*	7,100	144,130
Intel Corp.	50,131	1,510,948
KLA-Tencor Corp.	7,500	375,000
Lam Research Corp.	25,350	1,656,116
Linear Technology Corp.	12,633	509,742
Maxim Integrated Products, Inc.	4,660	155,644
Microchip Technology, Inc.	9,715	418,619
Micron Technology, Inc.*	6,700	100,366
Microsemi Corp.*	4,900	160,818
Monolithic Power Systems, Inc.	2,676	137,011
NVE Corp.	264	12,815
ON Semiconductor Corp.*	18,500	173,900
Power Integrations, Inc.	1,848	77,930
Qorvo, Inc.*	6,950	313,098
Rambus, Inc.*	5,940	70,092
Semtech Corp.*	3,234	48,833
Silicon Laboratories, Inc.*	3,100	128,774
Skyworks Solutions, Inc.	9,895	833,258
SunEdison, Inc.*	11,700	84,006
SunPower Corp.*	4,900	98,196
Synaptics, Inc.*	1,800	148,428
Texas Instruments, Inc.	48,481	2,400,779
Xilinx, Inc.	3,577	151,665

		21,418,396

Software (7.6%)
ACI Worldwide, Inc.*	2,300	48,576
Adobe Systems, Inc.*	108,150	8,892,093
American Software, Inc., Class A	192	1,809
ANSYS, Inc.*	1,800	158,652
Aspen Technology, Inc.*	4,026	152,626
Autodesk, Inc.*	33,233	1,466,905
Blackbaud, Inc.	1,300	72,956
Bottomline Technologies de, Inc.*	1,727	43,192

See Notes to Financial Statements.

7

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Cadence Design Systems, Inc.*	12,605	$260,671
CDK Global, Inc.	8,095	386,779
Citrix Systems, Inc.*	38,667	2,678,850
CommVault Systems, Inc.*	2,046	69,482
Electronic Arts, Inc.*	71,815	4,865,466
Ellie Mae, Inc.*	40,300	2,682,771
Epiq Systems, Inc.	1,981	25,594
FactSet Research Systems, Inc.	2,376	379,708
FireEye, Inc.*	6,400	203,648
Fortinet, Inc.*	125,510	5,331,665
Guidewire Software, Inc.*	2,838	149,222
Interactive Intelligence Group, Inc.*	726	21,569
Intuit, Inc.	14,233	1,263,179
King Digital Entertainment plc	11,900	161,126
Manhattan Associates, Inc.*	3,500	218,050
Microsoft Corp.#	258,449	11,438,953
Mobileye N.V.*	9,400	427,512
NetSuite, Inc.*	9,900	830,610
Nuance Communications, Inc.*	15,000	245,550
Oracle Corp.	88,584	3,199,654
Paycom Software, Inc.*	98,600	3,540,726
Pegasystems, Inc.	2,508	61,722
PROS Holdings, Inc.*	660	14,612
PTC, Inc.*	8,843	280,677
Qlik Technologies, Inc.*	3,300	120,285
Red Hat, Inc.*	23,936	1,720,520
salesforce.com, Inc.*	262,259	18,208,642
ServiceNow, Inc.*	79,766	5,539,749
SolarWinds, Inc.*	2,855	112,030
Solera Holdings, Inc.	3,100	167,400
Splunk, Inc.*	5,634	311,842
SS&C Technologies Holdings, Inc.	3,564	249,623
Synchronoss Technologies, Inc.*	1,122	36,802
Synopsys, Inc.*	3,300	152,394
Tableau Software, Inc., Class A*	1,800	143,604
Tyler Technologies, Inc.*	2,046	305,488
Ultimate Software Group, Inc.*	1,254	224,478
VASCO Data Security International, Inc.*	1,452	24,742
Verint Systems, Inc.*	2,700	116,505
VMware, Inc., Class A*	4,016	316,421
Workday, Inc., Class A*	10,312	710,084
Zix Corp.*	6,336	26,675

		78,061,889

Technology Hardware, Storage & Peripherals (4.7%)
3D Systems Corp.*	4,422	51,074
Apple, Inc.	366,018	40,371,785
Diebold, Inc.	4,000	119,080
Electronics for Imaging, Inc.*	3,500	151,480
EMC Corp.	61,335	1,481,854
SanDisk Corp.	60,911	3,309,295
Seagate Technology plc	61,279	2,745,299
Silicon Graphics International Corp.*	198	778

		48,230,645

Total Information Technology		288,639,108

Materials (2.8%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	8,200	1,046,156
Airgas, Inc.	1,568	140,070
Axalta Coating Systems Ltd.*	4,700	119,098
Balchem Corp.	85	5,166
Calgon Carbon Corp.	2,156	33,591
Celanese Corp.	25,703	1,520,847
CF Industries Holdings, Inc.	11,000	493,900
Chemtura Corp.*	6,200	177,444
Chermours Co.	3,898	25,220
Dow Chemical Co.	52,376	2,220,742
E.I. du Pont de Nemours & Co.	19,491	939,466
Eastman Chemical Co.	2,021	130,799
Ecolab, Inc.	13,140	1,441,721
FMC Corp.	6,621	224,518
H.B. Fuller Co.	400	13,576
International Flavors & Fragrances, Inc.	4,224	436,170
LyondellBasell Industries N.V., Class A	17,951	1,496,395
Monsanto Co.	22,919	1,955,908
NewMarket Corp.	462	164,934
OMNOVA Solutions, Inc.*	2,530	14,016
Platform Specialty Products Corp.*	5,800	73,370
PolyOne Corp.	4,686	137,487
PPG Industries, Inc.	12,884	1,129,798
Praxair, Inc.	11,193	1,140,119
RPM International, Inc.	5,478	229,473
Sherwin-Williams Co.	27,436	6,112,192
Sigma-Aldrich Corp.	2,721	378,001
Valspar Corp.	4,290	308,365
W.R. Grace & Co.*	3,102	288,641

		22,397,183

Construction Materials (0.2%)
Eagle Materials, Inc.	2,161	147,855
Martin Marietta Materials, Inc.	1,106	168,057
Vulcan Materials Co.	19,300	1,721,560

		2,037,472

Containers & Packaging (0.2%)
AptarGroup, Inc.	2,112	139,308
Avery Dennison Corp.	3,900	220,623
Ball Corp.	7,919	492,562
Crown Holdings, Inc.*	500	22,875
Graphic Packaging Holding Co.	15,179	194,139
Owens-Illinois, Inc.*	5,610	116,239
Packaging Corp. of America	4,356	262,057
Sealed Air Corp.	8,645	405,278
Silgan Holdings, Inc.	1,008	52,456

		1,905,537

Metals & Mining (0.1%)
Compass Minerals International, Inc.	1,782	139,655
Freeport-McMoRan, Inc.	17,786	172,346
Nucor Corp.	19,997	750,888
Southern Copper Corp.	5,612	149,953
Worthington Industries, Inc.	700	18,536

		1,231,378

Paper & Forest Products (0.1%)
International Paper Co.	18,595	702,705

Total Materials		28,274,275

Telecommunication Services (1.1%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	63,647	2,073,619
Level 3 Communications, Inc.*	3,020	131,944
Verizon Communications, Inc.	176,313	7,671,379
Windstream Holdings, Inc.	4,129	25,352
Zayo Group Holdings, Inc.*	5,800	147,088

		10,049,382

Wireless Telecommunication Services (0.1%)
SBA Communications Corp., Class A*	2,966	310,659
T-Mobile US, Inc.*	18,200	724,542

		1,035,201

Total Telecommunication Services		11,084,583

See Notes to Financial Statements.

8

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (0.0%)
Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	6,900	$100,740

Multi-Utilities (0.0%)
Dominion Resources, Inc.	2,300	161,874

Total Utilities		262,614

Total Common Stocks (98.2%) (Cost $687,960,435)		1,003,905,841

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$600	599

Total Financials		599

Total Corporate Bonds		599

Total Long-Term Debt Securities (0.0%) (Cost $600)		599

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Health Care Equipment & Supplies (0.0%)
Wright Medical Group, Inc.,expiring 3/1/19*	22,047	99,653

Pharmaceuticals (0.0%)
Furiex Pharmaceutials, Inc. (Contingent Value Shares)*†	594	—

Total Rights (0.0%) (Cost $—)		99,653

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	11,881,080	11,881,080

Total Short-Term Investment (1.2%) (Cost $11,881,080)		11,881,080

Total Investments (99.4%) (Cost $699,842,115)		1,015,887,173
Other Assets Less Liabilities (0.6%)		6,020,854

Net Assets (100%)		$1,021,908,027

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $144,759.

Glossary:

ADR — American Depositary Receipt

See Notes to Financial Statements.

9

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	20	December-15	$1,687,229	$1,665,200	$(22,029)
S&P 500 E-Mini Index	15	December-15	1,435,362	1,431,525	(3,837)
S&P MidCap 400 E-Mini Index	9	December-15	1,243,343	1,226,610	(16,733)

					$(42,599)

See Notes to Financial Statements.

10

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$245,092,192	$2,085,640	$—		$247,177,832
Consumer Staples	62,300,823	—	—		62,300,823
Energy	17,901,780	—	—		17,901,780
Financials	44,388,298	—	—		44,388,298
Health Care	213,897,436	3,465,449	—		217,362,885
Industrials	86,513,643	—	—		86,513,643
Information Technology	288,639,108	—	—		288,639,108
Materials	28,274,275	—	—		28,274,275
Telecommunication Services	11,084,583	—	—		11,084,583
Utilities	262,614	—	—		262,614
Corporate Bonds
Financials	—	599	—		599
Rights
Health Care	99,653	—	—	(b)	99,653
Short-Term Investments	11,881,080	—	—		11,881,080

Total Assets	$1,010,335,485	$5,551,688	$—		$1,015,887,173

Liabilities:
Futures	$(42,599)	$—	$—		$(42,599)

Total Liabilities	$(42,599)	$—	$—		$(42,599)

Total	$1,010,292,886	$5,551,688	$—		$1,015,844,574

(a)	A security with a market value of $2,085,640 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$333,641,094
Aggregate gross unrealized depreciation	(24,130,664)

Net unrealized appreciation	$309,510,430

Federal income tax cost of investments	$706,376,743

See Notes to Financial Statements.

11

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (18.5%)
Asset-Backed Securities (7.3%)
Apidos CDO V,
Series 2007-5A B
0.989%, 4/15/21(l)§		$300,000	$285,819
Apidos CLO XVI,
Series 2013-16A A1
1.737%, 1/19/25(l)§		250,000	248,203
Series 2013-16A B
3.087%, 1/19/25(l)§		250,000	243,078
Apidos Quattro CDO,
Series 2006-QA A
0.537%, 1/20/19(l)§		430,019	429,819
Ares XXX CLO Ltd.,
Series 2014-30A A2
1.137%, 4/20/23(l)§		204,394	202,793
Auto ABS Compartiment,
Series 2012-2 A
2.800%, 4/27/25(m)	EUR	7,725	8,647
B2R Mortgage Trust,
Series 2015-1 A1
2.524%, 5/15/48§		$98,987	98,229
Betony CLO Ltd.,
Series 2015-1A C
3.457%, 4/15/27(l)§		500,000	492,884
Series 2015-1A D
3.889%, 4/15/27(l)§		500,000	460,755
BlueMountain CLO Ltd.,
Series 2013-1A A1
1.521%, 5/15/25(l)§		250,000	246,950
Series 2014-4A B1
2.724%, 11/30/26(l)§		500,000	501,146
Bosphorus CLO,
Series 1X A
1.126%, 11/10/23(l)(m)	EUR	339,058	377,826
Bridgeport CLO II Ltd.,
Series 2007-2A A1
0.570%, 6/18/21(l)§		$930,302	915,427
Cadogan Square CLO IV B.V.,
Series 4X A
0.279%, 7/24/23(l)(m)	EUR	446,578	493,050
Canyon Capital CLO Ltd.,
Series 2012-1A C
3.089%, 1/15/24(l)§		$250,000	239,745
Series 2014-1A C
3.547%, 4/30/25(l)§		250,000	227,731
Carlyle Global Market Strategies CLO LLC,
Series 2012-1A AR
1.505%, 4/20/22(l)§		900,000	897,515
Cent CLO Ltd.,
Series 2013-19A AR
1.624%, 10/29/25(l)§		250,000	247,481
Chapel B.V.,
Series 2007 A2
0.341%, 7/17/66(l)(m)	EUR	582,690	611,493
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3 M1
0.484%, 10/25/36(l)		$5,000,000	4,367,997
Colony American Homes,
Series 2015-1A A
1.407%, 7/17/32(l)§		99,952	98,308
Cordatus CLO I plc,
Series 2006-1X A1
0.283%, 1/30/24(l)(m)	EUR	588,591	645,964
DB Master Finance LLC,
Series 2015-1A A2I
3.262%, 2/20/45§		1,990,000	2,007,412
Series 2015-1A A2II
3.980%, 2/20/45§		1,990,000	2,020,472
Dorchester Park CLO Ltd.,
Series 2015-1A C
3.487%, 1/20/27(l)§		250,000	244,727
Series 2015-1A D
3.837%, 1/20/27(l)§		250,000	231,142
EFS Volunteer LLC,
Series 2010-1 A1
1.145%, 10/26/26(l)§		173,190	173,096
Ford Credit Floorplan Master Owner Trust,
Series 2012-5 C
2.140%, 9/15/19		218,000	220,231
GSAA Home Equity Trust,
Series 2006-5 2A1
0.264%, 3/25/36(l)		22,601	13,151
Series 2007-10 A2A
6.500%, 11/25/37		3,747,710	2,749,175
Series 2007-8 A2
0.544%, 8/25/37(l)		978,526	864,702
Invitation Homes Trust,
Series 2015-SFR3 A
1.507%, 8/17/32(l)§		99,394	98,102
Jamestown CLO VI Ltd.,
Series 2015-6A A1A
1.933%, 2/20/27(l)§		500,000	497,934
LCM IX LP,
Series 9A A
1.486%, 7/14/22(l)§		608,801	605,850
Lockwood Grove CLO Ltd.,
Series 2014-1A A1
1.665%, 1/25/24(l)§		1,900,000	1,899,953
Madison Park Funding IV Ltd.,
Series 2007-4A A1A
0.539%, 3/22/21(l)§		235,182	231,544
Series 2007-4A A2
0.549%, 3/22/21(l)§		238,146	233,684
Madison Park Funding XVI Ltd.,
Series 2015-16A B
3.302%, 4/20/26(l)§		500,000	494,531
Magnetite VIII Ltd.,
Series 2014-8A C
3.389%, 4/15/26(l)§		250,000	249,271
Magnetite XII Ltd.,
Series 2015-12A A1A
1.789%, 4/15/27(l)§		250,000	249,057
Mercedes-Benz Auto Receivables Trust,
Series 2015-1 A1
0.390%, 8/15/16		1,140,256	1,140,103
Navient Private Education Loan Trust,
Series 2014-AA A2A
2.740%, 2/15/29§		100,000	100,741
Series 2014-CTA B
1.957%, 10/17/44(l)§		100,000	95,569
Series 2015-AA A2B
1.407%, 12/15/28(l)§		120,000	119,879
Nomura Home Equity Loan, Inc.,
Series 2007-1 2A1A
0.354%, 2/25/37(l)		4,685,784	3,290,309
OHA Credit Partners VI Ltd.,
Series 2012-6A AR
1.531%, 5/15/23(l)§		1,000,000	999,091

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
OHA Intrepid Leveraged Loan Fund Ltd.,
Series 2011-1AR AR
1.195%, 4/20/21(l)§	$368,176	$368,155
OneMain Financial Issuance Trust,
Series 2015-1A A
3.190%, 3/18/26§	155,000	157,955
Series 2015-1A B
3.850%, 3/18/26§	500,000	510,350
OZLM XI Ltd.,
Series 2015-11A A1A
1.847%, 1/30/27(l)§	250,000	248,983
Series 2015-11A A2A
2.547%, 1/30/27(l)§	250,000	246,292
Penarth Master Issuer plc,
Series 2015-2A A1
0.613%, 5/18/19(l)§	900,000	897,203
Progress Residential Trust,
Series 2015-SFR1 A
1.607%, 2/17/32(l)§	100,000	99,119
Series 2015-SFR2 A
2.740%, 6/12/32§	100,000	99,288
RAMP Trust,
Series 2005-RS9 AI4
0.514%, 11/25/35(l)	2,168,812	1,773,935
RASC Trust,
Series 2007-KS3 AI3
0.444%, 4/25/37(l)	4,500,000	4,093,783
Santander Drive Auto Receivables Trust,
Series 2015-4 A2A
1.200%, 12/17/18	900,000	899,632
Scholar Funding Trust,
Series 2011-A A
1.194%, 10/28/43(l)§	295,272	290,758
Series 2013-A A
0.844%, 1/30/45(l)§	271,985	268,852
Sierra CLO II Ltd.,
Series 2006-2A A2L
0.725%, 1/22/21(l)§	250,000	247,669
SLM Private Credit Student Loan Trust,
Series 2002-A A2
0.887%, 12/16/30(l)	99,185	97,676
Series 2003-B A2
0.737%, 3/15/22(l)	111,912	111,025
Series 2004-B A2
0.537%, 6/15/21(l)	104,576	104,005
Series 2005-A A3
0.537%, 6/15/23(l)	152,646	148,968
Series 2005-B A2
0.517%, 3/15/23(l)	267,374	265,471
Series 2006-A A4
0.527%, 12/15/23(l)	307,585	304,477
Series 2006-B A5
0.607%, 12/15/39(l)	120,000	105,671
Series 2006-C A4
0.507%, 3/15/23(l)	69,777	68,998
SLM Private Education Loan Trust,
Series 2011-A A3
2.707%, 1/15/43(l)§	475,000	500,628
Series 2011-B A2
3.740%, 2/15/29§	130,000	137,475
Series 2011-B A3
2.457%, 6/16/42(l)§	200,000	208,650
Series 2011-C A2A
3.457%, 10/17/44(l)§	200,000	209,583
Series 2011-C A2B
4.540%, 10/17/44§	138,000	148,362
Series 2012-A A1
1.607%, 8/15/25(l)§	53,086	53,322
Series 2012-C A1
1.307%, 8/15/23(l)§	62,000	62,086
Series 2012-C A2
3.310%, 10/15/46§	805,000	827,387
Series 2012-E A1
0.957%, 10/16/23(l)§	55,226	55,194
Series 2012-E A2B
1.957%, 6/15/45(l)§	320,000	326,675
Series 2013-A A1
0.807%, 8/15/22(l)§	289,747	289,038
Series 2013-A A2B
1.257%, 5/17/27(l)§	355,000	354,793
Series 2013-B A2A
1.850%, 6/17/30§	405,000	403,479
Series 2013-C A2A
2.940%, 10/15/31§	485,000	498,723
Series 2013-C A2B
1.607%, 10/15/31(l)§	200,000	201,891
Series 2014-A A1
0.807%, 7/15/22(l)§	370,691	369,619
Series 2014-A A2B
1.357%, 1/15/26(l)§	315,000	316,159
SMB Private Education Loan Trust,
Series 2015-B A3
1.957%, 5/17/32(l)§	100,000	99,582
Series 2015-B B
3.500%, 12/17/40§	100,000	92,850
SoFi Professional Loan Program,
Series 2014-A A1
1.794%, 6/25/25(l)§	334,532	337,772
Series 2015-A A2B
2.420%, 3/25/30§	134,266	134,920
Series 2015-B A1
1.244%, 4/25/35(l)§	94,599	93,810
Series 2015-B A2B
2.510%, 9/27/32§	113,657	114,225
Springleaf Funding Trust,
Series 2015-AA A
3.160%, 11/15/24§	535,000	539,601
Stone Tower CLO VI Ltd.,
Series 2007-6A A2A
0.509%, 4/17/21(l)§	247,386	245,372
Structured Asset Receivables Trust,
Series 2003-2A CTFS
1.989%, 1/21/11(b)(l)§†	976	732
SWAY Residential Trust,
Series 2014-1 A
1.507%, 1/17/32(l)§	133,825	131,952
Symphony CLO XI Ltd.,
Series 2013-11A C
3.439%, 1/17/25(l)§	500,000	494,850
Tricon American Homes Trust,
Series 2015-SFR1 A
1.457%, 5/17/32(l)§	100,000	98,192
Vibrant CLO Ltd. 2012-1,
Series 2012-1A A1AR
1.624%, 7/17/24(l)§	500,000	500,012
Washington Mill CLO Ltd.,
Series 2014-1A A1
1.787%, 4/20/26(l)§	250,000	247,632

		50,673,417

Non-Agency CMO (11.2%)
Aire Valley Mortgages plc,
Series 2006-1A 1A
0.565%, 9/20/66(l)§	190,103	178,174

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Alternative Loan Trust,
Series 2006-OA22 A1
0.354%, 2/25/47(l)	$95,987	$79,584
Series 2006-OA6 1A2
0.404%, 7/25/46(l)	56,630	48,098
Series 2007-OH1 A1D
0.409%, 4/25/47(l)	107,446	80,463
American Home Mortgage Investment Trust,
Series 2004-3 5A
2.314%, 10/25/34(l)	29,827	29,043
Banc of America Commercial Mortgage, Inc.,
Series 2006-5 AM
5.448%, 9/10/47	69,000	70,859
Series 2006-6 AM
5.390%, 10/10/45	300,000	309,190
Series 2007-1 AM
5.416%, 1/15/49§	300,000	310,528
Series 2007-1 AMFX
5.482%, 1/15/49(l)	16,000	16,567
Series 2007-3 A1A
5.733%, 6/10/49(l)	169,526	178,898
Series 2007-3 A4
5.733%, 6/10/49(l)	311,518	324,816
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A
5.664%, 6/24/50(l)§	692,632	712,138
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§	900,000	933,723
BBCMS Trust,
Series 2015-RRI A
1.357%, 5/15/32(l)§	900,000	890,389
BB-UBS Trust,
Series 2012-SHOW XA
0.730%, 11/5/36 IO(l)§	2,277,000	113,912
Series 2012-TFT A
2.892%, 6/5/30§	152,000	151,871
Bear Stearns ARM Trust,
Series 2004-8 11A2
2.761%, 11/25/34(l)	823,812	833,402
Series 2005-1 2A1
2.647%, 3/25/35(l)	429,595	413,966
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW15 A1A
5.317%, 2/11/44	121,261	125,857
Series 2007-PW16 AM
5.895%, 6/11/40(l)	29,000	30,778
Series 2007-PW17 A1A
5.650%, 6/11/50(l)	120,192	128,121
CD Commercial Mortgage Trust,
Series 2007-CD4 AMFX
5.366%, 12/11/49(l)	238,000	244,979
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH A
1.607%, 12/15/27(l)§	110,000	109,193
Chase Mortgage Finance Trust,
Series 2005-S2 A15
5.500%, 10/25/35	901,009	902,985
Series 2007-S3 1A12
6.000%, 5/25/37	3,456,427	2,900,458
Citigroup Commercial Mortgage Trust,
Series 2007 - C6 AM
5.899%, 12/10/49(l)	300,000	313,162
Series 2007-C6 AMFX
5.899%, 12/10/49(l)§	300,000	314,906
Series 2013-SM XA
0.898%, 1/12/30 IO(l)§	2,919,990	44,655
Series 2014-388G A
0.957%, 6/15/33(l)§	170,000	168,681
Series 2015-GC27 B
3.772%, 2/10/48	300,000	291,411
Series 2015-SHP2 A
1.487%, 7/15/27(l)§	900,000	894,587
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD5 AMA
6.325%, 11/15/44(l)	15,000	16,267
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8
6.000%, 9/25/36	3,998,061	3,540,722
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2 AJFX
5.568%, 4/15/47(l)	350,000	353,590
Series 2007-C3 AM
5.959%, 5/15/46(l)	110,000	116,992
COMM Mortgage Trust,
Series 2010-C1 A1
3.156%, 7/10/46§	201,892	201,860
Series 2010-RR1 GEB
5.543%, 12/11/49(l)§	100,000	103,985
Series 2012-LTRT A2
3.400%, 10/5/30§	228,000	231,581
Series 2013-CR6 XA
1.648%, 3/10/46 IO(l)	1,000,081	55,815
Series 2013-LC13 D
5.215%, 8/10/46(l)§	500,000	485,639
Series 2014-CR14 B
4.755%, 2/10/47(l)	500,000	543,033
Series 2014-FL4 D
2.656%, 7/13/31(l)§	100,000	99,754
Series 2014-FL5 D
4.207%, 10/15/31(l)§	100,000	92,369
Series 2014-KYO F
3.704%, 6/11/27(l)§	300,000	293,613
Series 2015-3BP B
3.346%, 2/10/35(l)§	300,000	302,512
Series 2015-3BP XA
0.168%, 2/10/35(l)§	1,287,000	10,631
Series 2015-CCRE23
1.100%, 5/10/48	768,326	50,020
Series 2015-CR22 C
4.266%, 3/10/48(l)	300,000	288,980
Series 2015-CR22 XA
1.169%, 3/10/48 IO(l)	3,986,638	263,220
Series 2015-DC1 D
4.499%, 2/10/48(l)§	300,000	261,128
Series 2015-DC1 XA
1.334%, 2/10/48 IO(l)	3,739,711	280,157
Series 2015-LC19 A4
3.183%, 2/10/48	500,000	509,267
Core Industrial Trust,
Series 2015-CALW D
3.979%, 2/10/34(l)§	300,000	301,699
Series 2015-TEXW XA
0.900%, 2/10/34(l)§	1,000,000	43,830
Countrywide Commercial Mortgage Trust,
Series 2007-MF1 A
6.273%, 11/12/43(l)§	274,761	288,015
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-24 A1
5.500%, 11/25/35	1,322,846	1,251,679
Series 2006-OA5 2A1
0.394%, 4/25/46(l)	108,169	87,433

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Credit Suisse Commercial Mortgage Trust,
Series 2006-C3 AM
5.998%, 6/15/38(l)		$105,000	$107,498
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C3 AJ
4.771%, 7/15/37		4,362	4,363
Credit Suisse Mortgage Capital Certificates,
Series 2008-C1 A2
6.270%, 2/15/41(l)		8,583	8,780
Series 2010-RR1 2A
5.695%, 9/15/40(l)§		1,740,251	1,803,684
Series 2010-RR1 3A
5.733%, 6/10/49(l)§		1,576,352	1,620,869
Series 2010-RR2 2A
6.147%, 9/15/39(l)§		337,893	351,302
Series 2010-RR7 2A
5.467%, 9/16/39(l)§		721,756	735,298
Series 2015-1 A1
2.500%, 1/25/45(l)§		2,922,175	2,834,871
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.445%, 4/15/50(l)		300,000	296,304
Series 2015-C1 D
3.945%, 4/15/50(l)§		100,000	84,142
Series 2015-C1 XA
1.117%, 4/15/50 IO(l)		4,488,110	291,202
CSMC Trust,
Series 2011-17R 1A2
5.750%, 2/27/37§		3,177,589	2,816,413
Series 2014-WIN1 2A4
3.000%, 9/25/44(l)§		1,840,962	1,852,144
Series 2015-DEAL A
1.527%, 4/15/29(l)§		120,000	119,243
Series 2015-DEAL D
3.307%, 4/15/29(l)§		100,000	97,805
DBRR Trust,
Series 2011-C32 A3A
5.901%, 6/17/49(l)§		181,000	190,066
Series 2013-EZ3 A
1.636%, 12/18/49(l)§		66,538	66,538
EMF-NL B.V.,
Series 2008-2X A2
0.981%, 7/17/41(l)(m)	EUR	435,000	397,169
Eurohome UK Mortgages plc,
Series 2007-1 A
0.738%, 6/15/44(l)(m)	GBP	632,845	866,866
EuroMASTR plc,
Series 2007-1V A2
0.788%, 6/15/40(l)(m)		342,248	459,941
Eurosail-UK plc,
Series 2007-4X A3
1.539%, 6/13/45(l)(m)		800,000	1,105,241
Extended Stay America Trust,
Series 2013-ESHL A27
2.958%, 12/5/31§		$121,000	122,027
FHLMC Multifamily Structured Pass Through Certificates,
Series K718 X1
0.773%, 1/25/22 IO(l)		818,437	28,826
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		1,897,198	1,471,247
GAHR Commericial Mortgage Trust,
Series 2015-NRF AFL1
1.498%, 12/15/16(l)§		60,000	59,869
Great Hall Mortgages No.1 plc,
Series 2007-2X AC
0.470%, 6/18/39(l)(m)		962,464	882,578
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11 AM
5.867%, 12/10/49(l)		39,000	40,895
GS Mortgage Securities Corp. II,
Series 2006-GG8 AJ
5.622%, 11/10/39		300,000	304,438
Series 2013-KING XA
0.729%, 12/10/27 IO(l)§		1,213,386	32,644
Series 2015-GC28 XA
1.319%, 2/10/48 IO(l)		3,822,613	274,438
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.702%, 9/25/35(l)		205,845	206,776
Series 2006-AR2 2A1
2.587%, 4/25/36(l)		161,189	146,310
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
2.784%, 1/19/35(l)		511,139	482,540
Hercules Eclipse plc,
Series 2006-4 A
0.821%, 10/25/18(l)(m)	GBP	502,477	746,869
Hilton USA Trust,
Series 2013-HLT X1FX
0.100%, 11/5/30 IO(l)§		$1,655,000	241
HomeBanc Mortgage Trust,
Series 2005-4 A1
0.464%, 10/25/35(l)		143,687	128,708
Impac CMB Trust,
Series 2003-8 2A1
1.094%, 10/25/33(l)		15,224	14,265
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
2.864%, 6/25/37(l)		2,101,617	1,547,157
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
6.000%, 11/25/36§		2,916,756	2,604,829
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9 AM
5.372%, 5/15/47		300,000	306,841
Series 2007-C1 AM
6.159%, 2/15/51(l)		300,000	318,125
Series 2007-CB18 A1A
5.431%, 6/12/47(l)		293,112	304,336
Series 2007-CB18 AM
5.466%, 6/12/47(l)		175,000	183,158
Series 2007-CB20 AM
6.082%, 2/12/51(l)		300,000	322,981
Series 2007-LD12 A1A
5.850%, 2/15/51(l)		243,037	259,304
Series 2007-LD12 AM
6.208%, 2/15/51(l)		300,000	320,005
Series 2008-C2 ASB
6.125%, 2/12/51(l)		72,272	74,809
Series 2014-DSTY A
3.429%, 6/10/27§		100,000	103,824
Series 2014-FL6 A
1.607%, 11/15/31(l)§		100,000	99,570
Series 2014-PHH A
1.407%, 8/15/27(l)§		300,000	299,254
Series 2015-CSMO A
1.457%, 1/15/32(l)§		100,000	99,514
Series 2015-CSMO C
2.457%, 1/15/32(l)§		300,000	296,730
Series 2015-CSMO D
3.507%, 1/15/32(l)§		100,000	98,932

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		$1,874,878	$1,628,325
Series 2006-A3 6A1
2.741%, 8/25/34(l)		117,237	111,904
Series 2007-A1 3A3
2.686%, 7/25/35(l)		137,078	133,999
JP Morgan Resecuritization Trust,
Series 2009-7 2A1
6.000%, 2/27/37(l)§		797,332	823,991
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 A4
3.801%, 9/15/47		500,000	530,451
Series 2014-C25 XA
1.161%, 11/15/47 IO(l)		3,984,445	254,557
Series 2015-C27 D
3.985%, 2/15/48(l)§		300,000	242,404
Series 2015-C27 XA
1.532%, 2/15/48 IO(l)		3,232,607	269,910
Series 2015-C28 XA
1.349%, 10/15/48 IO(l)		997,845	72,329
Kensington Mortgage Securities plc,
Series 2007-1X A3C
0.506%, 6/14/40(l)(m)		392,312	357,455
LB-UBS Commercial Mortgage Trust,
Series 2006-C4 AM
6.049%, 6/15/38(l)		87,000	89,602
Series 2007-C1 A4
5.424%, 2/15/40		1,380,343	1,433,434
Series 2007-C7 AJ
6.455%, 9/15/45(l)		300,000	314,367
LMREC, Inc.,
Series 2015-CRE1 A
1.946%, 2/22/32(l)§		300,000	297,600
Ludgate Funding plc,
Series 2007-1 A2A
0.737%, 1/1/61(l)(m)	GBP	175,818	236,725
Series 2008-W1X A1
1.177%, 1/1/61(l)(m)		486,173	678,749
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$375,788	375,038
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A
2.034%, 12/25/32(l)		30,487	29,700
Series 2005-C1P1 AJ
5.137%, 7/12/38(l)		3,549	3,547
Series 2005-CKI1 AJ
5.597%, 11/12/37(l)		72,349	72,330
Series 2007-C1 A1A
6.032%, 6/12/50(l)		79,787	82,689
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 XA
1.312%, 12/15/47 IO(l)		279,739	19,147
Series 2015-C20 B
4.160%, 2/15/48		150,000	149,298
Series 2015-C20 C
4.611%, 2/15/48(l)		150,000	146,311
Series 2015-C20 XA
1.572%, 2/15/48 IO(l)		2,983,930	269,712
Series 2015-C21 C
4.302%, 3/15/48(l)		300,000	288,951
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J
6.010%, 11/15/30§		1,264,732	1,300,880
Series 2007-HQ11 AMFL
0.376%, 2/12/44(l)		25,000	24,467
Series 2007-IQ13 AJ
5.438%, 3/15/44		300,000	265,988
Series 2007-IQ13 AM
5.406%, 3/15/44		83,000	87,035
Series 2007-IQ14 A2FX
5.610%, 4/15/49		157,579	157,948
Series 2015-XLF1 D
3.206%, 8/14/31(l)§		300,000	297,570
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.988%, 8/12/45(l)§		558,430	585,812
Series 2009-GG10 A4B
5.988%, 8/12/45(l)§		300,000	315,676
Series 2011-IO C
(Zero Coupon), 3/23/51 PO§		58,155	55,829
Series 2012-IO AXB2
1.000%, 3/27/51§		39,186	38,990
MortgageIT Trust,
Series 2005-4 A1
0.474%, 10/25/35(l)		954,251	836,370
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 4/25/52(l)§		1,831,273	1,896,763
Nomura Resecuritization Trust,
Series 2014-7R 2A3
0.399%, 12/26/35(b)(l)§		497,648	420,702
RBSCF Trust,
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§		819,063	842,357
Series 2010-RR4 CMLA
6.230%, 12/16/49(l)§		352,946	366,973
Reperforming Loan Remic Trust,
Series 2005-R2 1AF1
0.534%, 6/25/35(l)§		139,868	119,095
Residential Asset Securitization Trust,
Series 2006-A9CB A7
6.000%, 9/25/36		5,866,357	3,868,603
ResLoC UK plc,
Series 2007-1X A3B
0.748%, 12/15/43(l)(m)	GBP	187,714	250,744
RFMSI Trust,
Series 2006-SA2 3A1
3.725%, 8/25/36(l)		$2,832,530	2,469,195
Sequoia Mortgage Trust,
Series 10 2A1
0.976%, 10/20/27(l)		6,029	5,499
Series 2003-4 2A1
0.566%, 7/20/33(l)		29,075	27,358
Series 6 A
0.856%, 4/19/27(l)		420,780	397,182
STRIPs Ltd.,
Series 2012-1A A
1.500%, 12/25/44§		72,158	71,797
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1
2.565%, 11/25/34(l)		247,818	248,500
Series 2005-19XS 2A1
0.494%, 10/25/35(l)		923,792	829,781
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.466%, 7/19/35(l)		107,118	88,894
Series 2006-AR3 12A1
0.414%, 5/25/36(l)		401,110	286,241
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32 AMFX
5.703%, 6/15/49§		300,000	317,404

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
1.583%, 8/25/42(l)		$16,411	$15,403
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26 D
3.586%, 2/15/48§		300,000	238,123
Series 2015-C27 C
3.894%, 2/15/48		300,000	274,634
Series 2015-C27 XA
1.147%, 2/15/48 IO(l)		4,285,925	296,170
Series 2015-NXS1 XA
1.348%, 5/15/48 IO(l)		3,738,370	290,260
Series 2015-NXS2 XA
0.954%, 7/15/58 IO(l)		4,692,810	244,065
Wells Fargo Resecuritization Trust,
Series 2012-IO A
1.750%, 8/20/21§		36,240	36,240
WF-RBS Commercial Mortgage Trust,
Series 2013-C12 XA
1.613%, 3/15/48 IO(l)§		1,774,945	129,174
Series 2014-C24 XA
1.132%, 11/15/47 IO(l)		572,596	36,525
Series 2014-LC14 XA
1.607%, 3/15/47 IO(l)		983,004	74,299

			77,532,035

Total Asset-Backed and Mortgage-Backed Securities			128,205,452

Corporate Bonds (24.5%)
Consumer Discretionary (1.8%)
Auto Components (0.2%)
BorgWarner, Inc.
3.375%, 3/15/25		72,000	70,116
Delphi Corp.
4.150%, 3/15/24		40,000	40,091
Johnson Controls, Inc.
4.250%, 3/1/21		56,000	58,828
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK(m)	EUR	1,100,000	1,269,087

			1,438,122

Automobiles (0.2%)
Daimler Finance North America LLC
2.000%, 8/3/18§		$900,000	886,237
2.250%, 3/2/20§		421,000	405,720
2.450%, 5/18/20§		150,000	146,663
General Motors Co.
3.500%, 10/2/18		75,000	75,047

			1,513,667

Hotels, Restaurants & Leisure (0.2%)
Carnival Corp.
1.875%, 12/15/17		27,000	27,117
Marriott International, Inc.
2.875%, 3/1/21		112,000	112,195
3.250%, 9/15/22		45,000	44,866
McDonald’s Corp.
5.800%, 10/15/17		45,000	48,864
3.500%, 7/15/20		29,000	30,594
4.600%, 5/26/45		26,000	25,857
MGM Resorts International
7.625%, 1/15/17		300,000	312,000
Wyndham Worldwide Corp.
2.500%, 3/1/18		36,000	35,925
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, 3/1/25§		1,100,000	946,000
Yum! Brands, Inc.
5.300%, 9/15/19		27,000	29,718

			1,613,136

Household Durables (0.0%)
Newell Rubbermaid, Inc.
2.875%, 12/1/19		218,000	220,020
NVR, Inc.
3.950%, 9/15/22		27,000	27,563
Tupperware Brands Corp.
4.750%, 6/1/21		36,000	37,679
Whirlpool Corp.
4.000%, 3/1/24		30,000	30,580

			315,842

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
2.600%, 12/5/19		154,000	158,038
3.800%, 12/5/24		50,000	51,527
Expedia, Inc.
5.950%, 8/15/20		54,000	59,839
Priceline Group, Inc.
3.650%, 3/15/25		100,000	99,304
QVC, Inc.
3.125%, 4/1/19		45,000	44,903
5.125%, 7/2/22		72,000	74,040
4.375%, 3/15/23		36,000	35,004

			522,655

Media (0.9%)
21st Century Fox America, Inc.
4.500%, 2/15/21		41,000	44,291
3.000%, 9/15/22		36,000	35,449
3.700%, 9/15/24		50,000	50,091
4.750%, 9/15/44		35,000	34,201
Altice Luxembourg S.A.
7.625%, 2/15/25§		300,000	262,500
CBS Corp.
2.300%, 8/15/19		123,000	122,690
3.700%, 8/15/24		62,000	60,912
4.000%, 1/15/26		900,000	885,944
CCO Safari II LLC
3.579%, 7/23/20§		122,000	121,390
4.464%, 7/23/22§		231,000	230,353
4.908%, 7/23/25§		1,000,000	994,600
6.384%, 10/23/35§		97,000	98,091
Comcast Corp.
6.500%, 1/15/17		54,000	57,716
5.700%, 5/15/18		54,000	59,741
3.125%, 7/15/22		45,000	45,768
3.375%, 8/15/25		253,000	254,476
4.400%, 8/15/35		140,000	140,775
4.600%, 8/15/45		45,000	45,703
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.875%, 10/1/19		36,000	40,254
5.200%, 3/15/20		22,000	24,150
4.600%, 2/15/21		262,000	279,782
5.000%, 3/1/21		36,000	39,111
3.950%, 1/15/25		50,000	49,045
6.375%, 3/1/41		46,000	49,960
Discovery Communications LLC
5.050%, 6/1/20		36,000	39,116
3.450%, 3/15/25		34,000	31,290
Interpublic Group of Cos., Inc.
2.250%, 11/15/17		36,000	36,107
3.750%, 2/15/23		49,000	48,205
NBCUniversal Media LLC
5.150%, 4/30/20		54,000	60,963
4.375%, 4/1/21		54,000	58,901
4.450%, 1/15/43		116,000	115,861

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Omnicom Group, Inc.
4.450%, 8/15/20	$36,000	$38,767
RELX Capital, Inc.
3.125%, 10/15/22	75,000	73,627
Scripps Networks Interactive, Inc.
2.750%, 11/15/19	79,000	79,037
3.900%, 11/15/24	50,000	48,942
Thomson Reuters Corp.
4.700%, 10/15/19	27,000	29,342
Time Warner Cable, Inc.
5.850%, 5/1/17	136,000	144,228
5.000%, 2/1/20	114,000	122,315
4.125%, 2/15/21	160,000	164,671
4.000%, 9/1/21	67,000	68,342
5.500%, 9/1/41	61,000	55,691
Time Warner, Inc.
2.100%, 6/1/19	253,000	252,654
4.875%, 3/15/20	45,000	49,547
3.600%, 7/15/25	208,000	203,471
4.650%, 6/1/44	125,000	119,149
Viacom, Inc.
5.625%, 9/15/19	45,000	49,320
2.750%, 12/15/19	72,000	70,773
4.500%, 3/1/21	79,000	81,328
4.250%, 9/1/23	62,000	60,705
Walt Disney Co.
2.750%, 8/16/21	27,000	27,615
2.350%, 12/1/22	45,000	44,255
3.150%, 9/17/25	75,000	75,959
WPP Finance 2010
3.625%, 9/7/22	27,000	27,381

		6,304,555

Multiline Retail (0.1%)
Macy’s Retail Holdings, Inc.
5.900%, 12/1/16	26,000	27,363
4.375%, 9/1/23	50,000	51,397
4.500%, 12/15/34	65,000	58,945
Nordstrom, Inc.
4.750%, 5/1/20	36,000	39,952
Target Corp.
6.000%, 1/15/18	146,000	161,061
2.900%, 1/15/22	27,000	27,553
3.500%, 7/1/24	49,000	51,120
4.000%, 7/1/42	61,000	59,623

		477,014

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	45,000	47,796
Home Depot, Inc.
4.400%, 4/1/21	45,000	49,450
2.625%, 6/1/22	100,000	99,975
3.350%, 9/15/25	19,000	19,247
5.400%, 9/15/40	30,000	34,628
4.400%, 3/15/45	25,000	25,775
Lowe’s Cos., Inc.
4.625%, 4/15/20	54,000	59,428
3.375%, 9/15/25	20,000	20,144
4.250%, 9/15/44	41,000	40,814
4.375%, 9/15/45	15,000	15,100
TJX Cos., Inc.
6.950%, 4/15/19	26,000	30,349

		442,706

Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc.
2.250%, 5/1/23	36,000	34,769

Total Consumer Discretionary		12,662,466

Consumer Staples (1.0%)
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc.
3.700%, 2/1/24	62,000	62,815
Anheuser-Busch InBev Worldwide, Inc.
1.375%, 7/15/17	87,000	86,885
7.750%, 1/15/19	45,000	52,904
5.375%, 1/15/20	45,000	50,259
2.500%, 7/15/22	91,000	86,994
3.750%, 7/15/42	36,000	30,686
Coca-Cola Co.
1.150%, 4/1/18	45,000	44,981
3.150%, 11/15/20	45,000	47,146
3.200%, 11/1/23	62,000	63,591
Coca-Cola Enterprises, Inc.
3.250%, 8/19/21	100,000	103,165
Coca-Cola Femsa S.A.B. de C.V.
4.625%, 2/15/20	100,000	109,098
Diageo Capital plc
5.750%, 10/23/17	45,000	48,872
1.125%, 4/29/18	36,000	35,602
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	36,000	36,435
3.200%, 11/15/21	36,000	36,939
Molson Coors Brewing Co.
5.000%, 5/1/42	24,000	21,165
PepsiCo, Inc.
7.900%, 11/1/18	91,000	107,523
2.250%, 1/7/19	100,000	102,101
2.750%, 3/1/23	62,000	61,419

		1,188,580

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.
5.500%, 3/15/17	27,000	28,796
1.700%, 12/15/19	45,000	44,783
CVS Health Corp.
4.750%, 5/18/20	64,000	69,881
2.800%, 7/20/20	80,000	81,202
4.000%, 12/5/23	124,000	131,395
3.375%, 8/12/24	75,000	75,388
3.875%, 7/20/25	980,000	1,007,402
4.875%, 7/20/35	124,000	130,255
5.300%, 12/5/43	42,000	46,209
Kroger Co.
6.400%, 8/15/17	45,000	48,890
2.300%, 1/15/19	50,000	50,258
Sysco Corp.
2.600%, 10/1/20	101,000	100,906
Walgreens Boots Alliance, Inc.
1.750%, 11/17/17	50,000	50,193
3.100%, 9/15/22	36,000	35,450
3.800%, 11/18/24	50,000	49,755
Wal-Mart Stores, Inc.
5.800%, 2/15/18	91,000	101,226
3.250%, 10/25/20	36,000	38,078
2.550%, 4/11/23	121,000	119,231
3.300%, 4/22/24	37,000	38,166
4.000%, 4/11/43	74,000	71,984

		2,319,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Food Products (0.1%)
ConAgra Foods, Inc.
5.819%, 6/15/17	$36,000	$38,335
1.900%, 1/25/18	21,000	20,826
3.200%, 1/25/23	36,000	34,547
General Mills, Inc.
5.650%, 2/15/19	45,000	50,147
J.M. Smucker Co.
3.500%, 10/15/21	36,000	36,937
Kellogg Co.
4.000%, 12/15/20	29,000	30,982
Kraft Foods Group, Inc.
3.500%, 6/6/22	91,000	93,305
6.875%, 1/26/39	31,000	38,268
Kraft Heinz Foods Co.
2.000%, 7/2/18§	75,000	75,076
3.950%, 7/15/25§	100,000	102,182
Mead Johnson Nutrition Co.
4.900%, 11/1/19	36,000	39,299
Mondelez International, Inc.
6.125%, 2/1/18	45,000	49,533
5.375%, 2/10/20	41,000	45,872
Tyson Foods, Inc.
4.500%, 6/15/22	91,000	96,832

		752,141

Household Products (0.1%)
Clorox Co.
3.500%, 12/15/24	25,000	25,075
Colgate-Palmolive Co.
3.250%, 3/15/24	62,000	64,392
Kimberly-Clark Corp.
6.125%, 8/1/17	45,000	48,978
1.900%, 5/22/19	267,000	268,386
3.875%, 3/1/21	38,000	41,159
2.650%, 3/1/25	35,000	34,195
Procter & Gamble Co.
4.700%, 2/15/19	91,000	100,514
1.900%, 11/1/19	50,000	50,423

		633,122

Tobacco (0.3%)
Altria Group, Inc.
9.700%, 11/10/18	40,000	49,086
2.625%, 1/14/20	95,000	96,006
4.750%, 5/5/21	45,000	49,082
2.850%, 8/9/22	94,000	91,640
4.250%, 8/9/42	32,000	29,279
Imperial Tobacco Finance plc
2.050%, 7/20/18(b)§	600,000	599,122
Philip Morris International, Inc.
1.125%, 8/21/17	221,000	220,998
5.650%, 5/16/18	118,000	130,619
2.625%, 3/6/23	36,000	35,112
4.125%, 3/4/43	51,000	48,066
4.875%, 11/15/43	129,000	136,088
Reynolds American, Inc.
6.750%, 6/15/17	54,000	58,480
2.300%, 6/12/18	59,000	59,653
6.875%, 5/1/20§	45,000	52,400
3.250%, 6/12/20	46,000	47,301
3.250%, 11/1/22	107,000	105,964
3.750%, 5/20/23§	39,000	39,146
4.450%, 6/12/25	100,000	104,642
4.750%, 11/1/42	49,000	47,001

		1,999,685

Total Consumer Staples		6,892,976

Energy (1.8%)
Energy Equipment & Services (0.1%)
Cameron International Corp.
4.500%, 6/1/21	27,000	28,740
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	38,000	40,931
Ensco plc
4.700%, 3/15/21	73,000	61,221
5.750%, 10/1/44	17,000	11,252
Halliburton Co.
6.150%, 9/15/19	45,000	50,886
3.500%, 8/1/23	50,000	49,668
Nabors Industries, Inc.
9.250%, 1/15/19	54,000	60,130
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 6/30/21§	328,000	113,160
Rowan Cos., Inc.
7.875%, 8/1/19	22,000	22,426
Transocean, Inc.
6.800%, 3/15/38	31,000	19,220
Weatherford International Ltd.
5.125%, 9/15/20	100,000	88,855

		546,489

Oil, Gas & Consumable Fuels (1.7%)
Anadarko Petroleum Corp.
8.700%, 3/15/19	54,000	63,683
7.950%, 6/15/39	48,000	59,627
4.500%, 7/15/44	50,000	44,752
Apache Corp.
3.250%, 4/15/22	26,000	25,476
Boardwalk Pipelines LP
5.750%, 9/15/19	36,000	37,656
BP Capital Markets plc
3.200%, 3/11/16	1,700,000	1,719,644
1.375%, 11/6/17	36,000	35,864
2.237%, 5/10/19	350,000	352,422
4.500%, 10/1/20	91,000	100,115
3.245%, 5/6/22	54,000	54,356
2.500%, 11/6/22	27,000	25,704
3.814%, 2/10/24	100,000	102,074
Buckeye Partners LP
4.875%, 2/1/21	36,000	36,548
Canadian Natural Resources Ltd.
5.700%, 5/15/17	73,000	77,189
Cenovus Energy, Inc.
5.700%, 10/15/19	36,000	38,950
Chevron Corp.
1.104%, 12/5/17	136,000	135,310
4.950%, 3/3/19	45,000	49,784
2.193%, 11/15/19	39,000	39,328
1.961%, 3/3/20	120,000	119,484
2.355%, 12/5/22	27,000	26,009
3.191%, 6/24/23	75,000	75,924
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	120,058
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	200,000	190,662
Columbia Pipeline Group, Inc.
3.300%, 6/1/20§	100,000	100,064
ConocoPhillips Co.
1.500%, 5/15/18	100,000	99,910
5.750%, 2/1/19	45,000	50,550
6.000%, 1/15/20	45,000	51,636
3.350%, 11/15/24	50,000	48,871
Continental Resources, Inc.
4.500%, 4/15/23	75,000	64,139
3.800%, 6/1/24	61,000	49,397

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
4.900%, 6/1/44	$79,000	$56,786
Devon Energy Corp.
4.000%, 7/15/21	36,000	36,788
5.600%, 7/15/41	55,000	53,124
Enable Midstream Partners LP
2.400%, 5/15/19§	25,000	23,643
Enbridge Energy Partners LP
9.875%, 3/1/19	45,000	53,831
EnCana Corp.
6.500%, 5/15/19	44,000	48,065
Energy Transfer Partners LP
9.000%, 4/15/19	54,000	63,708
5.200%, 2/1/22	54,000	53,960
4.050%, 3/15/25	100,000	87,933
Enterprise Products Operating LLC
3.350%, 3/15/23	64,000	61,726
3.900%, 2/15/24	71,000	69,688
3.700%, 2/15/26	47,000	44,528
4.450%, 2/15/43	165,000	143,412
7.034%, 1/15/68(l)	75,000	79,875
EOG Resources, Inc.
2.450%, 4/1/20	363,000	364,938
4.100%, 2/1/21	45,000	48,429
EQT Corp.
8.125%, 6/1/19	36,000	42,117
Exxon Mobil Corp.
0.921%, 3/15/17	50,000	50,055
1.819%, 3/15/19	394,000	397,857
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.875%, 2/15/23	35,000	30,961
Hess Corp.
1.300%, 6/15/17	33,000	32,701
Husky Energy, Inc.
4.000%, 4/15/24	100,000	94,129
Kinder Morgan Energy Partners LP
6.000%, 2/1/17	36,000	37,655
6.850%, 2/15/20	45,000	50,115
5.000%, 10/1/21	45,000	45,734
3.950%, 9/1/22	45,000	42,178
4.250%, 9/1/24	75,000	68,004
Kinder Morgan, Inc.
2.000%, 12/1/17	75,000	73,945
3.050%, 12/1/19	96,000	94,056
Magellan Midstream Partners LP
6.550%, 7/15/19	27,000	30,611
Marathon Oil Corp.
2.800%, 11/1/22	36,000	31,838
Marathon Petroleum Corp.
5.125%, 3/1/21	27,000	29,568
4.750%, 9/15/44	26,000	22,927
MPLX LP
4.000%, 2/15/25	100,000	91,762
Murphy Oil Corp.
4.000%, 6/1/22	36,000	31,188
Nexen Energy ULC
6.400%, 5/15/37	76,000	89,490
Noble Energy, Inc.
4.150%, 12/15/21	45,000	45,202
Noble Holding International Ltd.
4.625%, 3/1/21	36,000	27,727
Occidental Petroleum Corp.
4.100%, 2/1/21	54,000	57,940
ONEOK Partners LP
3.375%, 10/1/22	36,000	31,999
Petrobras Global Finance B.V.
3.500%, 2/6/17	400,000	356,000
2.694%, 3/17/17(l)	1,200,000	1,032,000
3.250%, 3/17/17	400,000	353,000
5.750%, 1/20/20	100,000	74,080
6.750%, 1/27/41	300,000	194,438
6.850%, 6/5/15	500,000	318,750
Petroleos Mexicanos
8.000%, 5/3/19	91,000	103,003
6.000%, 3/5/20	113,000	121,012
3.500%, 7/23/20§	75,000	72,596
3.500%, 1/30/23	41,000	37,002
Phillips 66
4.300%, 4/1/22	73,000	76,486
4.875%, 11/15/44	49,000	46,635
Pioneer Natural Resources Co.
6.875%, 5/1/18	27,000	29,461
3.950%, 7/15/22	36,000	35,477
Plains All American Pipeline LP/Plains All American Finance Corp.
2.600%, 12/15/19	25,000	24,447
5.000%, 2/1/21	36,000	38,510
Southwestern Energy Co.
7.500%, 2/1/18	73,000	78,939
4.100%, 3/15/22	181,000	164,244
4.950%, 1/23/25	100,000	89,310
Spectra Energy Capital LLC
6.200%, 4/15/18	36,000	39,106
Spectra Energy Partners LP
4.750%, 3/15/24	50,000	51,781
Statoil ASA
1.200%, 1/17/18	36,000	35,794
1.950%, 11/8/18	50,000	49,958
5.250%, 4/15/19	45,000	49,899
2.900%, 11/8/20	255,000	261,098
Suncor Energy, Inc.
3.600%, 12/1/24	50,000	49,281
Talisman Energy, Inc.
7.750%, 6/1/19	36,000	40,261
Total Capital International S.A.
2.875%, 2/17/22	45,000	44,856
3.750%, 4/10/24	75,000	76,755
Total Capital S.A.
2.125%, 8/10/18	50,000	50,790
4.125%, 1/28/21	36,000	39,027
TransCanada PipeLines Ltd.
7.125%, 1/15/19	73,000	84,217
2.500%, 8/1/22	32,000	29,783
Valero Energy Corp.
6.125%, 2/1/20	66,000	74,610
3.650%, 3/15/25	193,000	185,136
Western Gas Partners LP
5.375%, 6/1/21	153,000	163,454
Williams Cos., Inc.
3.700%, 1/15/23	27,000	20,941
4.550%, 6/24/24	25,000	19,472
Williams Partners LP
4.500%, 11/15/23	50,000	46,839
4.300%, 3/4/24	50,000	46,506
Williams Partners LP/ACMP Finance Corp.
4.875%, 5/15/23	100,000	92,030
XTO Energy, Inc.
6.250%, 8/1/17	36,000	38,969

		11,671,332

Total Energy		12,217,821

Financials (11.8%)
Banks (5.4%)
Banco do Brasil S.A./Cayman Islands
3.875%, 10/10/22	300,000	232,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Banco Santander S.A./Chile
1.887%, 1/19/16(l)§	$2,355,000	$2,355,000
Bank of America Corp.
5.625%, 10/14/16	92,000	96,049
6.000%, 9/1/17	100,000	107,780
5.750%, 12/1/17	100,000	108,283
2.000%, 1/11/18	1,402,000	1,405,701
6.875%, 4/25/18	182,000	203,488
5.650%, 5/1/18	135,000	147,345
2.600%, 1/15/19	75,000	75,604
7.625%, 6/1/19	1,670,000	1,965,596
2.250%, 4/21/20	383,000	377,329
5.625%, 7/1/20	180,000	202,428
5.000%, 5/13/21	92,000	100,878
3.300%, 1/11/23	365,000	362,475
4.125%, 1/22/24	62,000	64,412
4.000%, 4/1/24	50,000	51,457
4.000%, 1/22/25	217,000	212,692
3.950%, 4/21/25	337,000	328,195
3.875%, 8/1/25	327,000	330,058
4.875%, 4/1/44	10,000	10,369
Bank of Montreal
1.300%, 7/14/17	50,000	50,165
1.400%, 9/11/17	54,000	54,208
2.550%, 11/6/22	27,000	26,151
Bank of Nova Scotia
1.100%, 12/13/16	75,000	75,048
1.300%, 7/21/17	800,000	798,982
2.800%, 7/21/21	250,000	252,545
Barclays Bank plc
5.140%, 10/14/20	182,000	200,079
7.625%, 11/21/22	400,000	449,000
Barclays plc
2.000%, 3/16/18	250,000	249,690
2.750%, 11/8/19	400,000	401,646
2.875%, 6/8/20	200,000	200,129
BB&T Corp.
1.450%, 1/12/18	127,000	126,517
5.250%, 11/1/19	54,000	59,470
2.450%, 1/15/20	109,000	109,682
BNP Paribas S.A.
1.375%, 3/17/17	125,000	124,946
5.000%, 1/15/21	91,000	101,981
3.250%, 3/3/23	45,000	45,167
Capital One Bank USA N.A.
8.800%, 7/15/19	63,000	76,472
Capital One N.A./Virginia
1.474%, 8/17/18(l)	1,000,000	1,002,799
2.950%, 7/23/21	250,000	246,926
CIT Group, Inc.
5.500%, 2/15/19§	200,000	207,240
Citigroup, Inc.
5.500%, 2/15/17	45,000	47,473
6.000%, 8/15/17	156,000	168,299
1.800%, 2/5/18	158,000	157,674
1.700%, 4/27/18	50,000	49,737
6.125%, 5/15/18	182,000	201,093
2.500%, 9/26/18	294,000	297,071
2.550%, 4/8/19	402,000	405,787
8.500%, 5/22/19	182,000	220,342
2.500%, 7/29/19	371,000	372,980
2.400%, 2/18/20	286,000	284,465
3.375%, 3/1/23	50,000	50,156
3.500%, 5/15/23	105,000	101,645
3.875%, 10/25/23	75,000	77,154
3.750%, 6/16/24	75,000	76,231
4.000%, 8/5/24	50,000	49,444
3.875%, 3/26/25	112,000	108,929
4.400%, 6/10/25	100,000	100,512
Comerica, Inc.
2.125%, 5/23/19	50,000	49,720
Commonwealth Bank of Australia/New York
1.900%, 9/18/17	182,000	183,932
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	75,000	77,092
3.875%, 2/8/22	91,000	95,759
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20§	250,000	249,225
3.750%, 3/26/25§	1,000,000	969,842
Depfa ACS Bank
4.875%, 10/28/15(b)§	500,000	501,455
5.125%, 3/16/37(m)	400,000	497,310
Discover Bank/Delaware
3.100%, 6/4/20	250,000	252,411
DNB Bank ASA
3.200%, 4/3/17§	1,559,000	1,598,533
Fifth Third Bancorp
5.450%, 1/15/17	45,000	47,274
HSBC Bank Brasil S.A. - Banco Multiplo
4.000%, 5/11/16§	417,000	417,000
HSBC Bank USA N.A./New York
4.875%, 8/24/20	182,000	200,335
HSBC Holdings plc
4.000%, 3/30/22	91,000	95,235
Huntington Bancshares, Inc./Ohio
7.000%, 12/15/20	9,000	10,595
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18	200,000	206,057
JPMorgan Chase & Co.
1.350%, 2/15/17	449,000	449,574
2.000%, 8/15/17	45,000	45,351
6.000%, 1/15/18	273,000	298,659
6.300%, 4/23/19	91,000	103,225
2.200%, 10/22/19	103,000	102,415
2.250%, 1/23/20	900,000	894,721
2.750%, 6/23/20	876,000	881,934
4.400%, 7/22/20	182,000	196,474
4.625%, 5/10/21	91,000	99,106
3.250%, 9/23/22	64,000	63,992
3.200%, 1/25/23	54,000	53,457
3.875%, 9/10/24	299,000	295,701
3.900%, 7/15/25	579,000	589,234
4.250%, 10/1/27	85,000	84,560
KeyBank N.A./Ohio
2.500%, 12/15/19	250,000	252,597
KeyCorp
2.900%, 9/15/20	70,000	70,450
KfW
4.875%, 1/17/17	241,000	253,247
1.250%, 2/15/17	91,000	91,586
0.750%, 3/17/17	175,000	174,856
0.875%, 9/5/17	36,000	35,992
1.000%, 1/26/18	100,000	99,758
4.500%, 7/16/18	91,000	99,355
1.125%, 8/6/18	100,000	100,001
4.875%, 6/17/19	91,000	102,285
4.000%, 1/27/20	91,000	100,661
2.750%, 9/8/20	57,000	59,750
2.750%, 10/1/20	100,000	104,841
2.625%, 1/25/22	91,000	94,752
2.125%, 1/17/23	118,000	118,285
2.500%, 11/20/24	125,000	128,527
Landwirtschaftliche Rentenbank
0.875%, 9/12/17	125,000	124,991

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
1.375%, 10/23/19		$21,000	$20,896
2.000%, 1/13/25		75,000	73,087
Lloyds Bank plc
1.101%, 8/17/18(l)		700,000	698,683
Lloyds Banking Group plc
4.500%, 11/4/24		200,000	201,807
Manufacturers & Traders Trust Co.
1.400%, 7/25/17		250,000	249,229
MUFG Americas Holdings Corp.
3.500%, 6/18/22		45,000	45,922
National Australia Bank Ltd./New York
2.750%, 3/9/17		50,000	51,087
Nordea Bank AB
2.500%, 9/17/20§		200,000	201,406
Novo Banco S.A.
4.000%, 1/21/19(m)	EUR	900,000	931,493
5.000%, 4/23/19		100,000	104,756
5.000%, 5/23/19		600,000	626,861
Oesterreichische Kontrollbank AG
0.750%, 12/15/16		$100,000	100,089
1.625%, 3/12/19		50,000	50,571
PNC Bank N.A.
4.875%, 9/21/17		50,000	53,028
1.500%, 2/23/18		250,000	249,508
PNC Financial Services Group, Inc.
3.900%, 4/29/24		75,000	75,238
PNC Funding Corp.
5.625%, 2/1/17		54,000	56,866
4.375%, 8/11/20		36,000	39,434
Royal Bank of Canada
1.200%, 1/23/17		50,000	50,130
1.400%, 10/13/17		50,000	49,949
1.500%, 1/16/18		45,000	44,977
2.150%, 3/6/20		238,000	238,948
Royal Bank of Scotland Group plc
6.400%, 10/21/19		100,000	112,250
Royal Bank of Scotland plc
5.625%, 8/24/20		45,000	51,136
9.500%, 3/16/22(l)(m)		400,000	435,092
Societe Generale S.A.
4.250%, 4/14/25(b)§		700,000	662,269
Sumitomo Mitsui Banking Corp.
1.950%, 7/23/18		250,000	250,489
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18		91,000	101,889
Svenska Handelsbanken AB
2.875%, 4/4/17		250,000	256,421
2.400%, 10/1/20		900,000	900,767
Swedbank AB
2.200%, 3/4/20§		200,000	199,536
Toronto-Dominion Bank
2.375%, 10/19/16		36,000	36,579
1.125%, 5/2/17		50,000	50,077
2.250%, 11/5/19		50,000	50,139
U.S. Bancorp
1.650%, 5/15/17		75,000	75,681
1.950%, 11/15/18		50,000	50,435
2.950%, 7/15/22		209,000	207,118
3.700%, 1/30/24		75,000	78,268
Wachovia Corp.
5.625%, 10/15/16		45,000	47,128
5.750%, 2/1/18		36,000	39,339
Wells Fargo & Co.
1.150%, 6/2/17		50,000	49,915
5.625%, 12/11/17		91,000	99,010
1.500%, 1/16/18		54,000	53,911
2.600%, 7/22/20		137,000	138,385
4.600%, 4/1/21		75,000	82,586
3.500%, 3/8/22		136,000	140,540
3.450%, 2/13/23		54,000	53,596
3.000%, 2/19/25		100,000	96,079
3.550%, 9/29/25		195,000	194,707
3.900%, 5/1/45		229,000	210,359
Westpac Banking Corp.
2.000%, 8/14/17		36,000	36,356
1.500%, 12/1/17		100,000	99,896
4.875%, 11/19/19		54,000	59,809

			37,121,313

Capital Markets (2.0%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24		50,000	50,851
Ameriprise Financial, Inc.
5.300%, 3/15/20		36,000	40,621
Bank of New York Mellon Corp.
2.100%, 1/15/19		231,000	232,712
5.450%, 5/15/19		36,000	40,339
1.191%, 8/17/20(l)		400,000	399,663
2.600%, 8/17/20		450,000	456,545
4.150%, 2/1/21		36,000	39,129
3.650%, 2/4/24		50,000	51,995
3.000%, 2/24/25		140,000	136,062
BlackRock, Inc.
5.000%, 12/10/19		36,000	40,220
3.500%, 3/18/24		50,000	51,272
Charles Schwab Corp.
3.225%, 9/1/22		36,000	36,676
Credit Suisse AG/New York
4.375%, 8/5/20		146,000	158,956
3.625%, 9/9/24		250,000	249,932
Deutsche Bank AG/London
6.000%, 9/1/17		91,000	98,051
1.875%, 2/13/18		107,000	106,692
4.296%, 5/24/28(l)		200,000	192,240
Eaton Vance Corp.
6.500%, 10/2/17		22,000	23,972
Goldman Sachs Group, Inc.
3.625%, 2/7/16		181,000	182,858
5.625%, 1/15/17		54,000	56,728
0.999%, 5/22/17(l)		900,000	899,672
6.250%, 9/1/17		136,000	147,577
6.150%, 4/1/18		136,000	149,762
2.625%, 1/31/19		294,000	297,272
7.500%, 2/15/19		471,000	550,110
5.375%, 3/15/20		127,000	141,754
2.600%, 4/23/20		126,000	125,885
1.537%, 9/15/20(l)		500,000	500,000
2.750%, 9/15/20		59,000	59,194
5.250%, 7/27/21		132,000	147,317
5.750%, 1/24/22		75,000	85,823
4.000%, 3/3/24		92,000	94,510
3.500%, 1/23/25		167,000	164,107
3.750%, 5/22/25		568,000	567,329
4.800%, 7/8/44		33,000	33,234
ING Bank N.V.
2.050%, 8/17/18(b)§		1,000,000	1,003,934
Jefferies Group LLC
8.500%, 7/15/19		54,000	63,917
5.125%, 1/20/23		18,000	18,019
6.500%, 1/20/43		17,000	16,039
Lazard Group LLC
4.250%, 11/14/20		62,000	65,681
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(b)(h)*		5,000,000	518,750
0.000%, 12/30/16(b)(h)*		10,200,000	994,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
6.750%, 12/28/17(b)(h)*†		$470,000	$—
Morgan Stanley
5.550%, 4/27/17		109,000	115,672
2.125%, 4/25/18		1,000,000	1,004,883
7.300%, 5/13/19		218,000	254,608
2.375%, 7/23/19		75,000	74,935
2.650%, 1/27/20		250,000	251,506
2.800%, 6/16/20		219,000	219,734
5.500%, 7/28/21		27,000	30,523
3.750%, 2/25/23		172,000	175,676
4.100%, 5/22/23		27,000	27,400
3.875%, 4/29/24		75,000	76,643
3.700%, 10/23/24		250,000	251,014
4.000%, 7/23/25		291,000	296,453
4.300%, 1/27/45		108,000	100,124
Nomura Holdings, Inc.
6.700%, 3/4/20		37,000	43,180
Northern Trust Corp.
3.450%, 11/4/20		36,000	38,009
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§		584,369	606,175
UBS AG/Connecticut
0.884%, 6/1/17(l)		300,000	299,834
5.875%, 12/20/17		74,000	80,493
4.875%, 8/4/20		170,000	189,713
4.750%, 5/22/23(l)(m)		200,000	200,750

			13,627,225

Consumer Finance (1.9%)
Ally Financial, Inc.
3.250%, 9/29/17		700,000	692,160
8.000%, 3/15/20		804,000	924,600
American Express Centurion Bank
6.000%, 9/13/17		146,000	158,099
American Express Co.
7.000%, 3/19/18		2,093,000	2,350,424
8.125%, 5/20/19		45,000	54,143
American Express Credit Corp.
1.125%, 6/5/17		351,000	349,043
1.550%, 9/22/17		52,000	52,050
2.125%, 3/18/19		50,000	50,183
2.250%, 8/15/19		198,000	198,868
2.375%, 5/26/20		263,000	262,791
American Honda Finance Corp.
2.125%, 10/10/18		75,000	75,793
2.450%, 9/24/20		50,000	49,949
Capital One Financial Corp.
2.450%, 4/24/19		75,000	74,895
Caterpillar Financial Services Corp.
1.250%, 8/18/17		75,000	75,091
1.250%, 11/6/17		45,000	44,960
7.150%, 2/15/19		36,000	42,286
Discover Financial Services
6.450%, 6/12/17		36,000	38,790
5.200%, 4/27/22		27,000	28,796
3.850%, 11/21/22		681,000	675,007
3.750%, 3/4/25		63,000	60,278
Ford Motor Credit Co. LLC
8.000%, 12/15/16		182,000	195,623
1.724%, 12/6/17		749,000	742,066
2.375%, 1/16/18		2,609,000	2,619,491
5.875%, 8/2/21		182,000	206,501
General Motors Financial Co., Inc.
4.750%, 8/15/17		75,000	78,315
3.200%, 7/13/20		600,000	591,000
3.450%, 4/10/22		158,000	151,253
4.000%, 1/15/25		75,000	70,980
HSBC USA, Inc.
1.625%, 1/16/18		100,000	99,624
2.350%, 3/5/20		219,000	215,872
2.750%, 8/7/20		150,000	150,627
John Deere Capital Corp.
2.800%, 9/18/17		91,000	93,761
1.300%, 3/12/18		27,000	26,916
3.150%, 10/15/21		54,000	55,573
3.350%, 6/12/24		206,000	208,023
Navient Corp.
8.450%, 6/15/18		1,000,000	1,028,100
PACCAR Financial Corp.
1.400%, 5/18/18		75,000	74,810
Synchrony Financial
3.000%, 8/15/19		37,000	37,259
2.700%, 2/3/20		48,000	47,434
4.250%, 8/15/24		37,000	36,794
4.500%, 7/23/25		94,000	94,645
Toyota Motor Credit Corp.
1.250%, 10/5/17		36,000	36,055
1.450%, 1/12/18		100,000	100,200
2.750%, 5/17/21		266,000	270,381
3.400%, 9/15/21		54,000	56,229

			13,545,738

Diversified Financial Services (1.3%)
Bank of America N.A.
0.617%, 6/15/16(l)		16,000	15,963
5.300%, 3/15/17		182,000	191,187
0.782%, 6/5/17(l)		1,300,000	1,296,875
0.637%, 6/15/17(l)		400,000	397,306
Berkshire Hathaway, Inc.
1.550%, 2/9/18		27,000	27,144
3.000%, 2/11/23		75,000	75,743
Block Financial LLC
5.500%, 11/1/22		36,000	38,119
Brixmor Operating Partnership LP
3.850%, 2/1/25		100,000	97,034
CME Group, Inc./Illinois
3.000%, 3/15/25		75,000	73,557
Delos Finance Sarl, Term Loan
3.500%, 2/27/21		1,300,000	1,296,750
General Electric Capital Corp.
5.400%, 2/15/17		147,000	155,805
5.625%, 9/15/17		100,000	108,834
1.600%, 11/20/17		27,000	27,374
6.000%, 8/7/19		198,000	228,871
5.300%, 2/11/21		54,000	62,039
4.650%, 10/17/21		91,000	102,201
3.150%, 9/7/22		192,000	197,459
3.100%, 1/9/23		301,000	307,658
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		2,249,000	2,431,993
4.375%, 11/30/21(l)(m)	EUR	150,000	173,476
McGraw Hill Financial, Inc.
2.500%, 8/15/18§		$100,000	100,783
Moody’s Corp.
4.500%, 9/1/22		77,000	81,580
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17		36,000	36,966
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18		54,000	59,082
2.850%, 1/27/25		100,000	96,279
Private Export Funding Corp.
1.375%, 2/15/17		18,000	18,168
2.250%, 3/15/20		75,000	77,187
2.050%, 11/15/22		46,000	44,279

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Rio Oil Finance Trust
6.250%, 7/6/24§	$400,000	$250,000
Sasol Financing International plc
4.500%, 11/14/22	50,000	48,675
Shell International Finance B.V.
0.900%, 11/15/16	50,000	50,139
4.300%, 9/22/19	36,000	39,199
4.375%, 3/25/20	36,000	39,513
2.125%, 5/11/20	314,000	313,240
2.375%, 8/21/22	36,000	34,817
3.400%, 8/12/23	75,000	76,592
4.125%, 5/11/35	215,000	208,732
3.625%, 8/21/42	51,000	44,532
Woodside Finance Ltd.
3.650%, 3/5/25§	15,000	13,779
XTRA Finance Corp.
5.150%, 4/1/17	36,000	38,019

		8,976,949

Insurance (0.6%)
ACE INA Holdings, Inc.
5.900%, 6/15/19	36,000	40,809
Aflac, Inc.
3.625%, 6/15/23	55,000	56,173
3.625%, 11/15/24	25,000	25,391
Allstate Corp.
7.450%, 5/16/19	36,000	42,788
American International Group, Inc.
5.850%, 1/16/18	45,000	49,239
3.375%, 8/15/20	99,000	103,244
6.400%, 12/15/20	91,000	107,351
4.875%, 6/1/22	36,000	39,692
3.750%, 7/10/25	566,000	577,324
3.875%, 1/15/35	55,000	50,628
4.500%, 7/16/44	108,000	105,958
4.375%, 1/15/55	24,000	21,745
Aon Corp.
5.000%, 9/30/20	36,000	39,789
Aon plc
4.750%, 5/15/45	19,000	18,749
Axis Specialty Finance LLC
5.875%, 6/1/20	27,000	30,632
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	54,000	59,225
4.300%, 5/15/43	50,000	48,286
Chubb Corp.
6.375%, 3/29/67(l)	36,000	35,640
CNA Financial Corp.
5.875%, 8/15/20	54,000	61,209
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	36,000	40,555
Lincoln National Corp.
8.750%, 7/1/19	36,000	43,903
3.350%, 3/9/25	29,000	28,528
6.050%, 4/20/67(l)	54,000	45,090
Markel Corp.
7.125%, 9/30/19	36,000	42,340
Marsh & McLennan Cos., Inc.
2.350%, 9/10/19	37,000	37,360
4.800%, 7/15/21	36,000	39,703
3.750%, 3/14/26	16,000	16,068
MassMutual Global Funding II
2.350%, 4/9/19§	400,000	406,908
MetLife, Inc.
4.750%, 2/8/21	91,000	101,313
4.050%, 3/1/45	125,000	116,349
Metropolitan Life Global Funding I
1.300%, 4/10/17§	587,000	587,316
2.300%, 4/10/19§	300,000	302,617
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	36,000	36,651
OneBeacon U.S. Holdings, Inc.
4.600%, 11/9/22	36,000	36,592
Principal Financial Group, Inc.
8.875%, 5/15/19	36,000	44,136
Progressive Corp.
3.750%, 8/23/21	46,000	49,234
Protective Life Corp.
7.375%, 10/15/19	36,000	42,458
Prudential Financial, Inc.
6.000%, 12/1/17	86,000	93,729
3.500%, 5/15/24	50,000	49,885
5.875%, 9/15/42(l)	27,000	28,553
Travelers Cos., Inc.
5.800%, 5/15/18	45,000	49,809
4.600%, 8/1/43	73,000	75,239
Unum Group
5.625%, 9/15/20	36,000	40,491
XLIT Ltd.
2.300%, 12/15/18	62,000	62,557
4.450%, 3/31/25	75,000	75,012

		4,006,268

Real Estate Investment Trusts (REITs) (0.5%)
Alexandria Real Estate Equities, Inc.
2.750%, 1/15/20	25,000	24,920
American Tower Corp.
5.050%, 9/1/20	64,000	69,649
5.000%, 2/15/24	50,000	52,419
AvalonBay Communities, Inc.
5.700%, 3/15/17	27,000	28,623
4.200%, 12/15/23	50,000	52,454
Boston Properties LP
3.700%, 11/15/18	36,000	37,836
5.875%, 10/15/19	54,000	61,555
Camden Property Trust
4.625%, 6/15/21	36,000	39,079
CubeSmart LP
4.375%, 12/15/23	25,000	26,204
DDR Corp.
4.625%, 7/15/22	27,000	28,343
Digital Delta Holdings LLC
3.400%, 10/1/20§	400,000	401,069
Digital Realty Trust LP
3.625%, 10/1/22	27,000	26,389
EPR Properties
7.750%, 7/15/20	36,000	42,442
Equity Commonwealth
6.650%, 1/15/18	36,000	38,547
ERP Operating LP
3.000%, 4/15/23	75,000	73,690
Essex Portfolio LP
3.875%, 5/1/24	25,000	25,141
Federal Realty Investment Trust
3.000%, 8/1/22	36,000	36,120
HCP, Inc.
6.000%, 1/30/17	36,000	37,989
3.150%, 8/1/22	36,000	34,908
4.250%, 11/15/23	70,000	70,569
Highwoods Realty LP
3.625%, 1/15/23	27,000	26,873
Hospitality Properties Trust
5.625%, 3/15/17	36,000	37,678
Host Hotels & Resorts LP
4.750%, 3/1/23	36,000	37,530

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Kilroy Realty LP
4.375%, 10/1/25	$1,000,000	$1,009,341
Kimco Realty Corp.
6.875%, 10/1/19	36,000	42,002
3.200%, 5/1/21	25,000	25,281
Liberty Property LP
4.750%, 10/1/20	36,000	38,955
National Retail Properties, Inc.
3.800%, 10/15/22	27,000	26,224
Prologis LP
4.250%, 8/15/23	50,000	51,841
Realty Income Corp.
5.750%, 1/15/21	45,000	50,997
Select Income REIT
4.500%, 2/1/25	100,000	96,649
Simon Property Group LP
2.150%, 9/15/17	100,000	101,332
5.650%, 2/1/20	41,000	46,756
UDR, Inc.
4.250%, 6/1/18	36,000	38,103
Ventas Realty LP/Ventas Capital Corp.
2.000%, 2/15/18	27,000	27,131
4.250%, 3/1/22	40,000	41,789
3.250%, 8/15/22	36,000	35,169
Vornado Realty LP
5.000%, 1/15/22	45,000	48,577
Washington Real Estate Investment Trust
3.950%, 10/15/22	36,000	36,353
WEA Finance LLC/Westfield UK & Europe Finance plc
3.250%, 10/5/20§	500,000	503,080
Weingarten Realty Investors
3.375%, 10/15/22	54,000	53,055
Welltower Inc.
4.700%, 9/15/17	36,000	37,950
6.125%, 4/15/20	26,000	29,736
Weyerhaeuser Co.
4.625%, 9/15/23	50,000	53,449

		3,703,797

Thrifts & Mortgage Finance (0.1%)
Abbey National Treasury Services plc/London
1.650%, 9/29/17	25,000	25,051
2.000%, 8/24/18	33,000	33,089
2.375%, 3/16/20	243,000	243,921
4.000%, 3/13/24	50,000	52,064
BPCE S.A.
1.613%, 7/25/17	125,000	125,137

		479,262

Total Financials		81,460,552

Health Care (2.2%)
Biotechnology (0.4%)
Amgen, Inc.
5.850%, 6/1/17	54,000	57,834
6.150%, 6/1/18	11,000	12,267
2.125%, 5/1/20	235,000	232,955
3.450%, 10/1/20	54,000	55,831
3.625%, 5/15/22	45,000	45,779
3.625%, 5/22/24	50,000	50,302
3.125%, 5/1/25	117,000	111,992
5.650%, 6/15/42	144,000	159,809
4.400%, 5/1/45	60,000	54,588
Baxalta, Inc.
1.099%, 6/22/18(l)§	500,000	500,887
4.000%, 6/23/25§	125,000	125,271
Biogen, Inc.
6.875%, 3/1/18	36,000	40,279
2.900%, 9/15/20	40,000	40,239
3.625%, 9/15/22	68,000	68,428
4.050%, 9/15/25	57,000	57,547
5.200%, 9/15/45	46,000	46,364
Celgene Corp.
2.300%, 8/15/18	43,000	43,263
2.250%, 5/15/19	169,000	170,378
3.250%, 8/15/22	131,000	130,734
3.875%, 8/15/25	100,000	99,315
Gilead Sciences, Inc.
1.850%, 9/4/18	20,000	20,141
2.350%, 2/1/20	76,000	76,423
2.550%, 9/1/20	50,000	50,315
4.500%, 4/1/21	54,000	59,068
3.650%, 3/1/26	23,000	23,105
4.600%, 9/1/35	26,000	25,953
4.500%, 2/1/45	70,000	67,039
4.750%, 3/1/46	20,000	19,964

		2,446,070

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories
4.125%, 5/27/20	36,000	39,431
2.550%, 3/15/22	110,000	108,738
2.950%, 3/15/25	100,000	97,604
Baxter International, Inc.
4.250%, 3/15/20	36,000	38,309
Becton Dickinson and Co.
1.450%, 5/15/17	111,000	110,843
1.800%, 12/15/17	137,000	137,390
2.675%, 12/15/19	154,000	155,871
3.250%, 11/12/20	54,000	55,253
3.125%, 11/8/21	68,000	67,920
3.300%, 3/1/23	36,000	35,934
4.685%, 12/15/44	21,000	21,004
BioMed Realty LP
2.625%, 5/1/19	25,000	24,180
Boston Scientific Corp.
5.125%, 1/12/17	977,000	1,018,717
2.650%, 10/1/18	146,000	147,676
6.000%, 1/15/20	36,000	40,411
2.850%, 5/15/20	103,000	102,980
3.375%, 5/15/22	1,000,000	995,839
3.850%, 5/15/25	116,000	113,253
Covidien International Finance S.A.
2.950%, 6/15/23	75,000	74,025
Medtronic, Inc.
2.500%, 3/15/20	102,000	103,408
4.450%, 3/15/20	54,000	59,186
3.125%, 3/15/22	95,000	96,147
3.150%, 3/15/22	100,000	101,499
3.625%, 3/15/24	90,000	92,989
3.500%, 3/15/25	100,000	102,070
4.625%, 3/15/44	131,000	136,770
4.625%, 3/15/45	65,000	66,776
St. Jude Medical, Inc.
2.800%, 9/15/20	68,000	68,408
3.250%, 4/15/23	27,000	26,558
3.875%, 9/15/25	22,000	22,274
Stryker Corp.
4.375%, 1/15/20	36,000	39,293
Zimmer Biomet Holdings, Inc.
4.625%, 11/30/19	27,000	29,214
2.700%, 4/1/20	100,000	100,658
3.550%, 4/1/25	39,000	38,105
4.250%, 8/15/35	99,000	93,195

		4,561,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Providers & Services (0.4%)
Aetna, Inc.
3.950%, 9/1/20	$64,000	$68,054
4.500%, 5/15/42	68,000	67,091
4.125%, 11/15/42	33,000	30,694
AmerisourceBergen Corp.
1.150%, 5/15/17	140,000	139,266
4.875%, 11/15/19	27,000	29,777
3.250%, 3/1/25	39,000	38,099
4.250%, 3/1/45	39,000	36,227
Anthem, Inc.
1.875%, 1/15/18	360,000	359,930
2.300%, 7/15/18	173,000	174,360
4.350%, 8/15/20	118,000	126,565
3.300%, 1/15/23	168,000	166,611
4.650%, 8/15/44	50,000	48,323
Cardinal Health, Inc.
3.500%, 11/15/24	50,000	50,222
Cigna Corp.
5.125%, 6/15/20	39,000	43,378
3.250%, 4/15/25	169,000	162,493
Coventry Health Care, Inc.
5.450%, 6/15/21	28,000	31,150
Express Scripts Holding Co.
1.250%, 6/2/17	123,000	122,650
3.900%, 2/15/22	61,000	62,844
3.500%, 6/15/24	50,000	49,045
Humana, Inc.
7.200%, 6/15/18	27,000	30,763
3.850%, 10/1/24	50,000	50,873
Laboratory Corp. of America Holdings
2.200%, 8/23/17	24,000	24,241
2.625%, 2/1/20	40,000	40,016
4.625%, 11/15/20	45,000	48,869
3.750%, 8/23/22	20,000	20,590
McKesson Corp.
2.700%, 12/15/22	27,000	25,957
2.850%, 3/15/23	36,000	34,836
3.796%, 3/15/24	50,000	51,275
Medco Health Solutions, Inc.
7.125%, 3/15/18	45,000	50,628
4.125%, 9/15/20	45,000	47,876
UnitedHealth Group, Inc.
6.000%, 2/15/18	45,000	49,566
1.900%, 7/16/18	30,000	30,316
2.700%, 7/15/20	71,000	72,505
2.875%, 12/15/21	95,000	96,017
3.350%, 7/15/22	40,000	41,305
2.875%, 3/15/23	27,000	26,838
3.750%, 7/15/25	75,000	77,425
4.625%, 7/15/35	16,000	16,855
3.950%, 10/15/42	113,000	107,107

		2,750,637

Life Sciences Tools & Services (0.0%)
Life Technologies Corp.
6.000%, 3/1/20	36,000	41,019
Thermo Fisher Scientific, Inc.
1.300%, 2/1/17	75,000	74,871
3.300%, 2/15/22	151,000	151,482

		267,372

Pharmaceuticals (0.7%)
AbbVie, Inc.
1.750%, 11/6/17	65,000	65,174
1.800%, 5/14/18	75,000	74,921
2.500%, 5/14/20	254,000	252,308
2.900%, 11/6/22	210,000	204,777
3.600%, 5/14/25	75,000	73,964
4.500%, 5/14/35	66,000	63,547
4.400%, 11/6/42	135,000	123,255
Actavis Funding SCS
1.300%, 6/15/17	75,000	74,407
3.000%, 3/12/20	475,000	475,380
3.800%, 3/15/25	100,000	96,150
Actavis, Inc.
6.125%, 8/15/19	22,000	24,638
3.250%, 10/1/22	36,000	35,101
Allergan, Inc.
3.375%, 9/15/20	45,000	45,624
AstraZeneca plc
5.900%, 9/15/17	36,000	39,181
Bristol-Myers Squibb Co.
4.500%, 3/1/44	92,000	97,458
Eli Lilly & Co.
5.200%, 3/15/17	54,000	57,213
2.750%, 6/1/25	10,000	9,840
3.700%, 3/1/45	25,000	23,448
GlaxoSmithKline Capital plc
2.850%, 5/8/22	140,000	140,242
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	36,000	39,886
2.800%, 3/18/23	36,000	35,485
Johnson & Johnson
5.550%, 8/15/17	54,000	58,710
2.950%, 9/1/20	36,000	38,074
2.450%, 12/5/21	25,000	25,430
Merck & Co., Inc.
1.300%, 5/18/18	30,000	29,976
2.350%, 2/10/22	700,000	689,544
2.400%, 9/15/22	27,000	26,158
2.800%, 5/18/23	62,000	61,634
2.750%, 2/10/25	750,000	731,359
3.700%, 2/10/45	400,000	367,920
Mylan, Inc.
1.350%, 11/29/16	50,000	49,610
3.125%, 1/15/23§	65,000	61,372
Novartis Capital Corp.
4.400%, 4/24/20	158,000	175,167
3.400%, 5/6/24	50,000	51,615
Novartis Securities Investment Ltd.
5.125%, 2/10/19	64,000	71,225
Pfizer, Inc.
1.100%, 5/15/17	125,000	125,073
6.200%, 3/15/19	45,000	51,457
3.400%, 5/15/24	50,000	50,964
4.400%, 5/15/44	66,000	66,497
Sanofi S.A.
1.250%, 4/10/18	45,000	44,808
4.000%, 3/29/21	36,000	38,906
Teva Pharmaceutical Finance Co. B.V.
3.650%, 11/10/21	132,000	133,457
2.950%, 12/18/22	36,000	34,224
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	45,000	45,497
Zoetis, Inc.
1.875%, 2/1/18	36,000	35,854
3.250%, 2/1/23	49,000	46,925

		5,163,455

Total Health Care		15,189,462

Industrials (1.3%)
Aerospace & Defense (0.2%)
Boeing Co.
2.350%, 10/30/21	62,000	61,918

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
General Dynamics Corp.
2.250%, 11/15/22	$62,000	$59,351
Honeywell International, Inc.
4.250%, 3/1/21	45,000	50,082
L-3 Communications Corp.
4.950%, 2/15/21	73,000	77,320
Lockheed Martin Corp.
3.350%, 9/15/21	45,000	46,596
3.600%, 3/1/35	51,000	46,665
4.070%, 12/15/42	52,000	49,871
Northrop Grumman Corp.
3.850%, 4/15/45	105,000	94,567
Precision Castparts Corp.
1.250%, 1/15/18	45,000	44,775
Raytheon Co.
4.400%, 2/15/20	73,000	79,975
3.150%, 12/15/24	125,000	126,253
Rockwell Collins, Inc.
5.250%, 7/15/19	18,000	20,087
United Technologies Corp.
1.800%, 6/1/17	18,000	18,201
1.778%, 5/4/18(e)	216,000	214,956
6.125%, 2/1/19	27,000	30,676
4.500%, 4/15/20	36,000	39,825
3.100%, 6/1/22	54,000	54,752
4.150%, 5/15/45	60,000	57,981

		1,173,851

Air Freight & Logistics (0.0%)
FedEx Corp.
8.000%, 1/15/19	36,000	42,677
4.900%, 1/15/34	154,000	160,489
3.900%, 2/1/35	9,000	8,278
4.100%, 2/1/45	85,000	76,832
United Parcel Service, Inc.
3.125%, 1/15/21	54,000	56,387

		344,663

Airlines (0.2%)
American Airlines, Inc.
Series 2015-1 A
3.375%, 5/1/27	233,000	228,457
Continental Airlines, Inc.,
Series 2010-1 B
6.000%, 1/12/19	521,645	536,642
Delta Air Lines, Inc.
Series 2009-1 A
4.950%, 5/23/19	46,037	48,426
Series 2010-2 A
7.750%, 12/17/19	37,785	42,650
Southwest Airlines Co.
2.750%, 11/6/19	70,000	71,182
Turkish Airlines
4.200%, 3/15/27§	879,452	846,472
United Airlines, Inc.,
Series 2009-2 A
9.750%, 1/15/17	28,789	30,930

		1,804,759

Commercial Services & Supplies (0.1%)
Cornell University
5.450%, 2/1/19	36,000	40,246
Pitney Bowes, Inc.
5.750%, 9/15/17	17,000	18,243
4.625%, 3/15/24	100,000	100,142
Republic Services, Inc.
5.500%, 9/15/19	27,000	30,106
5.250%, 11/15/21	36,000	40,460
3.200%, 3/15/25	127,000	123,294
Waste Management, Inc.
2.900%, 9/15/22	36,000	35,534
3.125%, 3/1/25	49,000	48,068
3.900%, 3/1/35	61,000	57,446

		493,539

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	21,000	21,067
2.875%, 5/8/22	36,000	35,664
Odebrecht Offshore Drilling Finance Ltd.
6.625%, 10/1/22§	653,940	164,139

		220,870

Electrical Equipment (0.1%)
Eaton Corp.
1.500%, 11/2/17	27,000	26,938
2.750%, 11/2/22	211,000	205,221
Emerson Electric Co.
4.875%, 10/15/19	45,000	49,943
Rockwell Automation, Inc.
2.875%, 3/1/25	170,000	167,562

		449,664

Industrial Conglomerates (0.1%)
3M Co.
1.625%, 6/15/19	50,000	50,203
Danaher Corp.
5.400%, 3/1/19	36,000	40,354
3.900%, 6/23/21	27,000	28,923
General Electric Co.
5.250%, 12/6/17	91,000	98,470
2.700%, 10/9/22	64,000	63,831
4.500%, 3/11/44	226,000	234,258
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)	254,000	298,976
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	36,000	40,579
Koninklijke Philips N.V.
5.750%, 3/11/18	36,000	38,996
Pentair Finance S.A.
5.000%, 5/15/21	27,000	29,429
Roper Technologies, Inc.
1.850%, 11/15/17	36,000	36,171
Tyco Electronics Group S.A.
4.875%, 1/15/21	36,000	39,972

		1,000,162

Machinery (0.1%)
Caterpillar, Inc.
1.500%, 6/26/17	91,000	91,642
3.400%, 5/15/24	35,000	35,075
4.750%, 5/15/64	139,000	141,466
Deere & Co.
2.600%, 6/8/22	91,000	89,364
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5/1/20	80,000	80,011
Joy Global, Inc.
5.125%, 10/15/21	29,000	27,802
Kennametal, Inc.
3.875%, 2/15/22	27,000	27,406
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	35,552

		528,318

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	36,000	36,185

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	91,000	99,975
3.000%, 3/15/23	124,000	122,359
3.400%, 9/1/24	50,000	49,778
4.150%, 4/1/45	32,000	29,604

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Canadian National Railway Co.
5.550%, 3/1/19	$64,000	$71,673
Canadian Pacific Railway Co.
7.250%, 5/15/19	36,000	42,404
4.800%, 9/15/35	13,000	13,222
6.125%, 9/15/15	30,000	31,504
CSX Corp.
6.250%, 3/15/18	54,000	60,111
4.100%, 3/15/44	49,000	44,783
Norfolk Southern Corp.
7.700%, 5/15/17	49,000	53,868
5.900%, 6/15/19	36,000	41,149
4.450%, 6/15/45	51,000	49,650
Ryder System, Inc.
2.500%, 3/1/18	21,000	21,294
2.450%, 9/3/19	110,000	110,282
2.875%, 9/1/20	50,000	50,186
Union Pacific Corp.
2.750%, 4/15/23	62,000	61,054
3.375%, 2/1/35	29,000	26,258
3.875%, 2/1/55	145,000	130,885
Union Pacific Railroad Co. Pass-Through Trust
3.227%, 5/14/26	84,007	84,904

		1,194,943

Trading Companies & Distributors (0.3%)
Air Lease Corp.
5.625%, 4/1/17	100,000	102,380
Aviation Capital Group Corp.
2.875%, 9/17/18§	145,000	144,547
Doric Nimrod Air Finance Alpha Ltd.
5.125%, 11/30/22§	183,254	189,668
5.250%, 5/30/23§	1,388,978	1,441,065
GATX Corp.
1.250%, 3/4/17	100,000	99,390
2.600%, 3/30/20	41,000	40,399

		2,017,449

Total Industrials		9,264,403

Information Technology (1.4%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.950%, 2/15/19	50,000	55,048
2.125%, 3/1/19	123,000	124,712
2.450%, 6/15/20	100,000	101,293
3.625%, 3/4/24	75,000	78,735
Harris Corp.
2.700%, 4/27/20	108,000	107,400
Juniper Networks, Inc.
3.300%, 6/15/20	35,000	35,266
QUALCOMM, Inc.
2.250%, 5/20/20	100,000	99,875

		602,329

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
1.550%, 9/15/17	25,000	24,990
Avnet, Inc.
5.875%, 6/15/20	45,000	49,670
Corning, Inc.
1.450%, 11/15/17	27,000	26,971

		101,631

Internet Software & Services (0.5%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19§	250,000	245,493
3.600%, 11/28/24§	1,800,000	1,675,661
Baidu, Inc.
2.750%, 6/9/19	200,000	198,322
eBay, Inc.
3.250%, 10/15/20	36,000	36,503
2.600%, 7/15/22	45,000	41,646
Google, Inc.
3.625%, 5/19/21	36,000	38,487
Tencent Holdings Ltd.
2.875%, 2/11/20§	1,100,000	1,094,764

		3,330,876

IT Services (0.2%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	50,000	50,307
Computer Sciences Corp.
6.500%, 3/15/18	36,000	39,547
Fidelity National Information Services, Inc.
1.450%, 6/5/17	30,000	29,747
2.000%, 4/15/18	21,000	20,884
Fiserv, Inc.
4.625%, 10/1/20	36,000	39,057
Hewlett Packard Enterprise Co.
2.850%, 10/5/18§	220,000	219,718
3.600%, 10/15/20§	180,000	180,243
4.900%, 10/15/25§	50,000	49,863
International Business Machines Corp.
5.700%, 9/14/17	136,000	147,568
7.625%, 10/15/18	91,000	106,733
1.875%, 8/1/22	91,000	85,393
MasterCard, Inc.
3.375%, 4/1/24	149,000	151,392
Western Union Co.
5.253%, 4/1/20	73,000	80,141
Xerox Corp.
6.350%, 5/15/18	54,000	59,560
3.800%, 5/15/24	50,000	48,566

		1,308,719

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc.
2.625%, 10/1/20	106,000	106,222
3.900%, 10/1/25	48,000	47,849
Broadcom Corp.
2.500%, 8/15/22	36,000	35,455
Intel Corp.
1.950%, 10/1/16	36,000	36,469
1.350%, 12/15/17	64,000	64,162
2.450%, 7/29/20	30,000	30,341
2.700%, 12/15/22	45,000	44,220
3.700%, 7/29/25	25,000	25,591
KLA-Tencor Corp.
4.125%, 11/1/21	28,000	28,377
4.650%, 11/1/24	50,000	50,046

		468,732

Software (0.2%)
Adobe Systems, Inc.
4.750%, 2/1/20	21,000	23,102
3.250%, 2/1/25	53,000	51,813
Autodesk, Inc.
3.600%, 12/15/22	36,000	35,753
CA, Inc.
4.500%, 8/15/23	50,000	51,516
Microsoft Corp.
4.200%, 6/1/19	54,000	59,134
2.375%, 5/1/23	102,000	99,654
2.700%, 2/12/25	75,000	73,437
3.500%, 2/12/35	149,000	138,513
Oracle Corp.
1.200%, 10/15/17	64,000	64,046
5.750%, 4/15/18	109,000	120,652
2.800%, 7/8/21	370,000	374,723

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 10/15/22	$73,000	$71,154
3.400%, 7/8/24	75,000	76,158
2.950%, 5/15/25	100,000	97,276
3.250%, 5/15/30	149,000	140,386
4.375%, 5/15/55	64,000	59,312
Symantec Corp.
3.950%, 6/15/22	91,000	91,258

		1,627,887

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.
1.050%, 5/5/17	100,000	100,349
1.000%, 5/3/18	91,000	90,542
2.100%, 5/6/19	226,000	229,988
2.000%, 5/6/20	631,000	633,555
2.150%, 2/9/22	100,000	97,515
2.400%, 5/3/23	136,000	131,147
3.200%, 5/13/25	100,000	100,342
3.450%, 2/9/45	42,000	35,598
EMC Corp.
1.875%, 6/1/18	45,000	45,050
2.650%, 6/1/20	36,000	36,347
Hewlett-Packard Co.
3.750%, 12/1/20	228,000	236,061
4.375%, 9/15/21	45,000	46,953
NetApp, Inc.
2.000%, 12/15/17	36,000	36,000
Seagate HDD Cayman
3.750%, 11/15/18	75,000	76,655

		1,896,102

Total Information Technology		9,336,276

Materials (0.4%)
Chemicals (0.2%)
Agrium, Inc.
3.150%, 10/1/22	36,000	35,276
4.125%, 3/15/35	30,000	26,837
Air Products and Chemicals, Inc.
4.375%, 8/21/19	36,000	39,081
Albemarle Corp.
4.150%, 12/1/24	100,000	100,095
CF Industries, Inc.
6.875%, 5/1/18	125,000	139,624
Dow Chemical Co.
8.550%, 5/15/19	56,000	67,505
3.000%, 11/15/22	27,000	26,274
3.500%, 10/1/24	75,000	71,703
4.375%, 11/15/42	26,000	22,704
4.625%, 10/1/44	44,000	39,787
E.I. du Pont de Nemours & Co.
3.625%, 1/15/21	64,000	67,723
2.800%, 2/15/23	45,000	43,376
Eastman Chemical Co.
2.400%, 6/1/17	36,000	36,471
3.600%, 8/15/22	45,000	45,373
4.800%, 9/1/42	95,000	90,485
Ecolab, Inc.
1.450%, 12/8/17	27,000	26,768
2.250%, 1/12/20	41,000	41,144
4.350%, 12/8/21	45,000	48,592
Lubrizol Corp.
8.875%, 2/1/19	26,000	31,710
LYB International Finance B.V.
4.000%, 7/15/23	36,000	36,064
Methanex Corp.
3.250%, 12/15/19	36,000	35,882
Monsanto Co.
2.125%, 7/15/19	50,000	49,965
2.200%, 7/15/22	18,000	16,550
3.600%, 7/15/42	71,000	56,617
Potash Corp. of Saskatchewan, Inc.
4.875%, 3/30/20	27,000	29,669
PPG Industries, Inc.
3.600%, 11/15/20	27,000	28,212
Praxair, Inc.
4.500%, 8/15/19	36,000	39,238
2.700%, 2/21/23	36,000	35,489
RPM International, Inc.
6.125%, 10/15/19	36,000	40,259
Sherwin-Williams Co.
4.000%, 12/15/42	25,000	23,542

		1,392,015

Construction Materials (0.0%)
CRH America, Inc.
5.750%, 1/15/21	45,000	51,518

Containers & Packaging (0.0%)
Bemis Co., Inc.
6.800%, 8/1/19	36,000	41,308
Packaging Corp. of America
3.900%, 6/15/22	36,000	36,867
Rock-Tenn Co.
3.500%, 3/1/20	59,000	61,140

		139,315

Metals & Mining (0.2%)
Barrick Gold Corp.
6.950%, 4/1/19	27,000	30,151
4.100%, 5/1/23	36,000	31,849
Barrick North America Finance LLC
4.400%, 5/30/21	45,000	43,294
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	91,000	103,631
2.875%, 2/24/22	54,000	53,032
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	45,000	46,856
Freeport-McMoRan, Inc.
2.375%, 3/15/18	27,000	23,617
4.000%, 11/14/21	159,000	124,643
3.550%, 3/1/22	64,000	48,049
3.875%, 3/15/23	50,000	37,213
5.400%, 11/14/34	69,000	47,829
Glencore Canada Corp.
5.500%, 6/15/17	41,000	37,883
Goldcorp, Inc.
2.125%, 3/15/18	36,000	35,528
3.625%, 6/9/21	35,000	33,679
Newmont Mining Corp.
5.125%, 10/1/19	36,000	38,159
3.500%, 3/15/22	131,000	117,235
Nucor Corp.
5.850%, 6/1/18	27,000	29,486
5.200%, 8/1/43	47,000	48,057
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	34,225
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	91,000	111,321
4.125%, 5/20/21	45,000	47,069
Rio Tinto Finance USA plc
2.250%, 12/14/18	45,000	44,649
2.875%, 8/21/22	45,000	43,006
Teck Resources Ltd.
4.500%, 1/15/21	36,000	23,760
Vale Overseas Ltd.
4.625%, 9/15/20	64,000	61,127

		1,295,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Paper & Forest Products (0.0%)
International Paper Co.
4.750%, 2/15/22	$75,000	$81,207
3.650%, 6/15/24	67,000	66,069
4.800%, 6/15/44	9,000	8,318

		155,594

Total Materials		3,033,790

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.2%)
Altice Finco S.A.
7.625%, 2/15/25§	200,000	184,000
AT&T, Inc.
1.700%, 6/1/17	54,000	54,177
1.400%, 12/1/17	54,000	53,651
5.500%, 2/1/18	91,000	98,588
2.375%, 11/27/18	95,000	95,811
2.300%, 3/11/19	113,000	113,305
2.450%, 6/30/20	1,521,000	1,496,392
4.450%, 5/15/21	109,000	116,558
3.875%, 8/15/21	128,000	132,905
3.000%, 6/30/22	345,000	335,094
2.625%, 12/1/22	27,000	25,625
3.400%, 5/15/25	150,000	142,953
4.300%, 12/15/42	127,000	109,013
4.800%, 6/15/44	32,000	29,536
4.750%, 5/15/46	45,000	41,223
BellSouth Corp.
4.821%, 4/26/16§	900,000	920,331
British Telecommunications plc
5.950%, 1/15/18	91,000	99,624
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	73,000	82,704
Orange S.A.
2.750%, 2/6/19	25,000	25,679
5.375%, 7/8/19	36,000	40,217
5.500%, 2/6/44	50,000	53,975
Qwest Corp.
6.500%, 6/1/17	45,000	47,700
Telefonica Emisiones S.A.U.
6.221%, 7/3/17	36,000	38,856
5.134%, 4/27/20	33,000	36,351
5.462%, 2/16/21	45,000	50,146
Verizon Communications, Inc.
1.867%, 9/15/16(l)	400,000	403,970
2.500%, 9/15/16	205,000	207,877
2.086%, 9/14/18(l)	100,000	102,557
3.650%, 9/14/18	475,000	500,693
2.550%, 6/17/19	50,000	50,570
2.625%, 2/21/20	360,000	361,291
4.500%, 9/15/20	514,000	555,606
3.450%, 3/15/21	292,000	298,057
4.600%, 4/1/21	91,000	98,602
2.450%, 11/1/22	36,000	33,972
5.150%, 9/15/23	575,000	633,677
4.150%, 3/15/24	100,000	103,653
5.050%, 3/15/34	51,000	50,894
4.400%, 11/1/34	241,000	223,977
3.850%, 11/1/42	205,000	170,300
4.862%, 8/21/46	96,000	89,908

		8,310,018

Wireless Telecommunication Services (0.2%)
Altice Financing S.A.
6.625%, 2/15/23§	800,000	768,000
America Movil S.A.B. de C.V.
2.375%, 9/8/16	254,000	255,676
5.000%, 3/30/20	186,000	203,963
Rogers Communications, Inc.
6.800%, 8/15/18	45,000	50,886
4.100%, 10/1/23	50,000	51,487
Vodafone Group plc
5.450%, 6/10/19	54,000	59,964
2.500%, 9/26/22	116,000	107,277
2.950%, 2/19/23	45,000	42,571

		1,539,824

Total Telecommunication Services		9,849,842

Utilities (1.4%)
Electric Utilities (0.7%)
Alabama Power Co.
2.800%, 4/1/25	19,000	18,289
American Electric Power Co., Inc.
1.650%, 12/15/17	36,000	35,915
Arizona Public Service Co.
2.200%, 1/15/20	50,000	50,090
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	40,000	42,329
Commonwealth Edison Co.
6.150%, 9/15/17	91,000	99,774
DTE Electric Co.
2.650%, 6/15/22	45,000	44,526
3.950%, 6/15/42	50,000	48,048
Duke Energy Carolinas LLC
4.300%, 6/15/20	34,000	37,073
4.250%, 12/15/41	352,000	359,443
3.750%, 6/1/45	50,000	47,261
Duke Energy Corp.
2.150%, 11/15/16	73,000	73,801
5.050%, 9/15/19	36,000	39,721
3.050%, 8/15/22	7,000	6,956
3.750%, 4/15/24	32,000	33,155
Duke Energy Florida LLC
4.550%, 4/1/20	18,000	19,828
5.900%, 3/1/33	46,000	55,095
Duke Energy Florida, Inc.
3.850%, 11/15/42	50,000	47,694
Duke Energy Progress LLC
5.300%, 1/15/19	45,000	50,033
3.250%, 8/15/25	50,000	50,839
Entergy Arkansas, Inc.
3.750%, 2/15/21	924,000	985,872
3.700%, 6/1/24	126,000	129,894
Entergy Texas, Inc.
7.125%, 2/1/19	45,000	51,802
Exelon Corp.
2.850%, 6/15/20	70,000	70,047
3.950%, 6/15/25	75,000	75,671
FirstEnergy Solutions Corp.
6.050%, 8/15/21	100,000	106,972
Florida Power & Light Co.
5.550%, 11/1/17	36,000	38,770
3.800%, 12/15/42	40,000	38,336
Georgia Power Co.
3.000%, 4/15/16	194,000	196,347
5.400%, 6/1/18	54,000	59,511
Indiana Michigan Power Co.
7.000%, 3/15/19	45,000	52,161
IPALCO Enterprises, Inc.
5.000%, 5/1/18	417,000	436,981
Kansas City Power & Light Co.
5.850%, 6/15/17	36,000	38,495
LG&E and KU Energy LLC
3.750%, 11/15/20	54,000	55,427

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Nevada Power Co.
7.125%, 3/15/19	$54,000	$63,382
NextEra Energy Capital Holdings, Inc.
3.625%, 6/15/23	50,000	50,491
Northern States Power Co.
5.250%, 3/1/18	27,000	29,344
NSTAR Electric Co.
2.375%, 10/15/22	45,000	43,507
Ohio Power Co.
6.050%, 5/1/18	36,000	39,817
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	36,000	40,961
Pacific Gas & Electric Co.
3.500%, 10/1/20	45,000	47,512
3.400%, 8/15/24	50,000	50,045
4.750%, 2/15/44	53,000	55,865
4.300%, 3/15/45	26,000	25,972
PacifiCorp
5.500%, 1/15/19	45,000	50,365
3.600%, 4/1/24	155,000	160,412
3.350%, 7/1/25	197,000	200,524
PECO Energy Co.
2.375%, 9/15/22	45,000	42,978
Progress Energy, Inc.
4.875%, 12/1/19	18,000	19,713
Public Service Co. of Colorado
3.200%, 11/15/20	45,000	47,383
2.500%, 3/15/23	91,000	86,766
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	49,229
Southern California Edison Co.
1.250%, 11/1/17	28,000	27,936
3.500%, 10/1/23	50,000	51,951
Tampa Electric Co.
6.100%, 5/15/18	27,000	30,136
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	136,000	137,691
Virginia Electric & Power Co.
3.450%, 2/15/24	50,000	50,926
4.450%, 2/15/44	39,000	40,715
4.200%, 5/15/45	81,000	81,999
Wisconsin Electric Power Co.
2.950%, 9/15/21	45,000	46,059

		5,067,835

Gas Utilities (0.3%)
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	54,000	57,965
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	36,000	38,907
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	1,800,000	1,606,500

		1,703,372

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	45,000	49,595
NRG Energy, Inc.
7.625%, 1/15/18	544,000	569,840
PSEG Power LLC
5.125%, 4/15/20	36,000	39,654
Tennessee Valley Authority
5.500%, 7/18/17	123,000	133,245
3.875%, 2/15/21	91,000	100,438
2.875%, 9/15/24	50,000	51,054
TransAlta Corp.
4.500%, 11/15/22	27,000	26,327

		970,153

Multi-Utilities (0.3%)
AGL Capital Corp.
3.500%, 9/15/21	45,000	46,248
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	36,000	39,562
2.400%, 2/1/20	51,000	51,053
3.750%, 11/15/23	50,000	51,740
3.500%, 2/1/25	50,000	50,244
CMS Energy Corp.
3.875%, 3/1/24	153,000	156,476
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	36,000	39,689
7.125%, 12/1/18	36,000	41,800
Consumers Energy Co.
6.700%, 9/15/19	45,000	52,778
3.375%, 8/15/23	87,000	89,860
3.950%, 5/15/43	39,000	37,702
Dominion Resources, Inc.
1.950%, 8/15/16	269,000	270,824
1.250%, 3/15/17	100,000	99,878
2.500%, 12/1/19	125,000	125,500
2.750%, 9/15/22	45,000	43,807
5.750%, 10/1/54(l)	50,000	51,312
DTE Energy Co.
2.400%, 12/1/19	35,000	34,649
3.500%, 6/1/24	144,000	145,124
NiSource Finance Corp.
6.400%, 3/15/18	26,000	28,863
3.850%, 2/15/23	107,000	111,163
PG&E Corp.
2.400%, 3/1/19	79,000	79,721
Puget Sound Energy, Inc.
4.300%, 5/20/45	101,000	101,614
Sempra Energy
9.800%, 2/15/19	64,000	79,020
2.875%, 10/1/22	57,000	55,883

		1,884,510

Total Utilities		9,625,870

Total Corporate Bonds		169,533,458

Government Securities (66.2%)
Agency ABS (0.3%)
SBA Small Business Investment Cos.
5.944%, 8/10/18	244,675	268,496
United States Small Business Administration
4.930%, 1/1/24	47,377	51,388
4.340%, 3/1/24	378,541	399,843
4.625%, 2/1/25	35,186	37,625
5.490%, 3/1/28	526,681	590,142
5.870%, 7/1/28	498,399	564,501

		1,911,995

Agency CMO (33.6%)
Federal Home Loan Mortgage Corp.
6.000%, 2/1/17	4,758	4,899
6.000%, 3/1/17	224	231
6.500%, 3/1/17	1,352	1,400
6.000%, 4/1/17	3,602	3,722
6.000%, 5/1/17	135	141
4.879%, 5/19/17	1,268,933	1,331,611
6.000%, 7/1/17	790	820
6.000%, 8/1/17	2,063	2,143
5.500%, 11/1/17	1,959	2,034
3.000%, 1/1/30	63,060	65,810
2.500%, 3/1/30	50,170	51,342
2.500%, 5/1/30	52,464	53,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 5/1/30	$107,457	$112,264
3.000%, 6/1/30	219,377	229,120
2.500%, 7/1/30	49,995	51,118
3.000%, 7/1/30	104,843	109,413
2.500%, 8/1/30	145,742	149,078
3.000%, 8/1/30	157,172	164,143
2.500%, 9/1/30	186,387	190,508
2.382%, 11/1/31(l)	2,768	2,944
2.357%, 4/1/36(l)	67,562	71,823
4.500%, 2/1/39	56,888	61,722
4.500%, 12/1/39	22,068	23,978
4.500%, 5/1/41	142,998	155,371
5.500%, 6/1/41	104,160	115,398
5.000%, 11/1/41	258,511	284,241
3.500%, 4/1/42	82,625	86,763
3.000%, 6/15/42	2,985,727	3,061,248
3.500%, 8/1/42	42,874	45,081
3.000%, 1/1/43	87,168	88,670
3.500%, 2/1/43	89,023	93,606
3.000%, 3/1/43	92,023	93,335
3.000%, 4/1/43	616,532	625,226
3.000%, 7/1/43	447,895	455,611
3.000%, 8/1/43	261,850	265,542
3.500%, 8/1/43	88,435	92,961
4.500%, 9/1/43	209,914	227,551
4.500%, 11/1/43	108,758	117,896
3.500%, 12/1/43	71,803	75,478
4.500%, 12/1/43	161,738	175,530
3.500%, 1/1/44	22,515	23,667
4.500%, 2/1/44	84,458	91,555
4.000%, 4/1/44	94,032	101,176
4.500%, 7/1/44	53,484	57,978
4.000%, 8/1/44	136,146	146,830
4.500%, 9/1/44	255,107	276,542
4.500%, 10/1/44	34,234	37,110
3.000%, 1/1/45	6,699,263	6,775,938
4.000%, 1/1/45	368,130	392,591
3.000%, 7/1/45	2,980,983	3,014,636
4.500%, 7/1/45	278,829	302,345
3.500%, 8/1/45	3,087,338	3,214,462
3.500%, 9/1/45	508,415	529,673
4.000%, 9/1/45	92,430	99,886
4.000%, 10/1/45	186,000	198,359
2.500%, 10/15/30 TBA	413,000	421,098
3.000%, 10/15/45 TBA	505,000	510,208
4.500%, 10/15/45 TBA	29,000	31,388
5.000%, 10/15/45 TBA	700,000	766,281
3.500%, 11/15/45 TBA	2,000,000	2,076,172
4.000%, 11/15/45 TBA	1,721,000	1,828,294
5.500%, 11/15/45 TBA	300,000	332,437
Federal National Mortgage Association
7.000%, 4/1/16	113	114
5.500%, 2/1/17	1,552	1,593
5.500%, 6/1/17	463	478
4.079%, 2/25/18 IO(l)	1,508,813	105,214
4.000%, 4/1/23	1,117	1,183
5.000%, 2/1/24(l)	145	157
4.000%, 9/1/25	50,767	54,102
4.000%, 1/1/26	93,056	99,170
4.000%, 4/1/26	26,563	28,375
3.500%, 7/1/26	337,767	358,811
4.000%, 7/1/26	124,223	132,579
4.000%, 8/1/26	67,244	71,767
2.408%, 1/1/28(l)	22,505	23,649
3.500%, 10/1/28	399,613	424,885
3.500%, 2/1/29	83,136	88,355
3.000%, 4/1/29	85,542	89,479
3.500%, 4/1/29	179,660	190,966
3.000%, 5/1/29	88,701	92,727
3.000%, 6/1/29	87,895	91,857
3.500%, 8/1/29	272,578	289,688
3.000%, 9/1/29	140,148	146,482
3.500%, 9/1/29	91,371	97,163
3.500%, 12/1/29	360,878	384,490
3.000%, 1/1/30	381,217	398,462
3.000%, 3/1/30	76,564	80,051
2.500%, 4/1/30	53,395	54,601
3.000%, 4/1/30	64,140	67,031
2.500%, 5/1/30	25,707	26,304
3.000%, 5/1/30	37,684	39,394
2.500%, 6/1/30	90,904	93,028
2.500%, 7/1/30	106,800	109,280
3.000%, 7/1/30	130,671	136,586
2.500%, 8/1/30	268,531	274,574
3.000%, 8/1/30	353,932	369,775
3.500%, 8/1/30	68,082	72,533
2.500%, 9/1/30	99,526	101,767
3.000%, 9/1/30	144,229	150,806
1.930%, 3/1/33(l)	25,748	26,620
5.000%, 4/1/33	2,760	3,051
5.000%, 7/1/33	4,296	4,752
5.000%, 9/1/33	21,442	23,727
5.000%, 11/1/33	254,459	281,606
5.500%, 11/15/33	3,873,802	4,333,894
5.000%, 12/1/33	9,134	10,105
5.000%, 2/1/34	2,620	2,900
6.000%, 2/1/34	58,130	66,896
5.000%, 3/1/34	2,529	2,799
5.500%, 5/1/34	276,279	309,884
3.000%, 5/25/34	3,757,984	3,865,828
5.000%, 7/1/34	41,423	45,888
6.500%, 7/25/34	1,179	1,183
6.000%, 8/1/34	32,794	37,783
3.000%, 9/1/34	4,262,558	4,405,753
5.000%, 10/1/34	58,180	64,365
3.500%, 12/1/34	4,008,345	4,221,445
5.500%, 2/1/35	161,267	180,953
6.000%, 4/1/35	519,246	599,448
5.000%, 7/1/35	79,547	87,756
5.000%, 9/1/35	289,429	320,251
5.000%, 10/1/35	108,004	119,520
5.500%, 12/1/35	97,401	109,470
2.205%, 1/1/36(l)	594,197	635,567
5.000%, 8/1/36	31,047	34,395
5.000%, 7/1/37	21,299	23,567
6.000%, 2/1/38	25,363	29,045
6.000%, 3/1/38	9,697	11,117
6.000%, 5/1/38	30,673	35,191
6.000%, 10/1/38	9,517	10,930
6.000%, 12/1/38	13,222	15,193
4.000%, 6/1/39	27,172	29,036
4.500%, 7/1/39	407,972	447,383
5.500%, 9/1/39	82,626	92,645
4.500%, 1/1/40	46,369	50,421
6.500%, 5/1/40	404,555	467,853
4.500%, 7/1/40	93,898	102,103
4.500%, 8/1/40	140,707	153,003
4.000%, 9/1/40	152,269	163,055
4.000%, 10/1/40	87,939	94,287
2.462%, 12/1/40(l)	11,811	12,540
4.000%, 12/1/40	1,866,491	2,000,320
4.500%, 3/1/41	85,581	93,112
5.500%, 4/1/41	16,504	18,528
4.500%, 5/1/41	4,508	4,950

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
3.352%, 6/1/41(l)		$66,784	$69,791
4.000%, 6/1/41		244,895	262,228
4.500%, 7/1/41		17,588	19,154
5.000%, 7/1/41		21,994	24,318
5.000%, 8/1/41		14,314	15,827
3.516%, 9/1/41(l)		51,187	53,798
4.500%, 9/1/41		46,033	50,228
4.000%, 10/1/41		26,152	27,954
4.500%, 10/1/41		164,756	179,256
4.000%, 2/1/42		85,934	91,855
4.000%, 7/1/42		168,252	182,133
4.500%, 8/1/42		48,344	52,538
4.500%, 9/1/42		325,406	353,816
3.500%, 10/1/42		91,372	96,202
3.000%, 12/1/42		94,606	96,453
4.000%, 12/1/42		91,452	97,840
3.000%, 1/1/43		87,133	88,835
3.000%, 2/1/43		367,016	374,643
3.500%, 2/1/43		86,828	91,227
3.000%, 3/1/43		716,707	729,510
3.500%, 3/1/43		91,631	96,245
2.700%, 3/25/43		4,246,733	3,922,228
3.000%, 4/1/43		500,602	509,743
3.000%, 5/1/43		691,809	705,751
3.000%, 6/1/43		122,609	125,209
3.500%, 6/1/43		85,433	89,735
3.500%, 7/1/43		187,320	197,007
3.500%, 8/1/43		260,081	273,287
4.500%, 9/1/43		794,130	863,025
4.500%, 10/1/43		64,763	70,301
3.000%, 10/15/43		3,695,957	3,770,706
3.500%, 12/1/43		86,902	91,495
4.500%, 12/1/43		80,733	87,636
4.500%, 1/1/44		172,693	189,131
4.500%, 3/1/44		136,715	148,405
3.000%, 3/15/44		4,257,094	3,863,479
4.000%, 5/1/44		92,714	99,813
3.500%, 7/1/44		93,334	97,946
3.500%, 8/1/44		185,198	194,741
4.000%, 8/1/44		766,867	829,894
3.000%, 10/1/44		3,728,322	3,787,160
3.500%, 12/1/44		3,663,812	3,780,739
4.000%, 12/1/44		96,190	103,885
3.000%, 1/15/45		4,080,703	3,660,961
3.500%, 2/1/45		9,426,674	9,727,518
2.500%, 2/15/45		6,088,049	5,039,816
3.500%, 3/1/45		352,276	368,362
3.000%, 4/1/45		4,405,030	4,426,367
3.500%, 4/1/45		280,677	293,581
3.000%, 5/1/45		5,879,392	5,907,870
3.500%, 6/1/45		166,323	173,969
3.500%, 7/1/45		575,591	602,054
3.500%, 9/1/45		22,817,551	23,816,711
4.000%, 10/1/45		522,020	557,827
2.500%, 10/25/30 TBA		615,000	626,964
4.500%, 10/25/30 TBA		900,000	932,765
2.500%, 11/25/30 TBA		200,000	203,563
3.000%, 11/25/30 TBA		300,000	311,871
3.000%, 11/25/45 TBA		11,432,000	11,559,717
3.500%, 11/25/45 TBA		16,000,000	16,651,875
4.000%, 11/25/45 TBA		18,988,000	20,214,803
4.500%, 11/25/45 TBA		8,500,000	9,206,563
6.000%, 11/25/45 TBA		100,000	112,969
FHLMC Multifamily Structured Pass Through Certificates
1.352%, 3/25/24 IO(l)		950,963	76,025
Government National Mortgage Association
1.625%, 7/20/27(l)		1,292	1,328
6.500%, 6/20/32		17,154	19,908
5.500%, 4/15/33		2,238	2,536
5.000%, 12/15/38		16,807	18,652
5.000%, 7/15/39		51,992	57,664
5.000%, 10/20/39		20,216	22,422
4.500%, 12/20/39		7,642	8,327
4.500%, 1/20/40		9,310	10,143
4.500%, 2/20/40		7,487	8,158
4.500%, 5/20/40		704	768
4.500%, 8/20/40		18,615	20,282
4.000%, 10/20/40		10,959	11,748
5.000%, 12/15/40		64,058	71,046
4.000%, 12/20/40		130,593	140,000
4.000%, 1/15/41		118,368	126,895
4.000%, 1/20/41		94,920	101,757
4.000%, 3/15/41		93,085	99,790
4.500%, 5/20/41		618,229	672,638
4.500%, 6/20/41		62,275	67,508
4.500%, 7/20/41		41,840	45,356
4.500%, 11/20/41		100,000	108,403
4.500%, 2/15/42		584,799	636,265
6.034%, 2/20/43 IO(l)		5,236,778	871,062
5.934%, 8/20/43 IO(l)		5,609,833	984,894
4.000%, 2/20/44		1,459,050	1,555,541
5.884%, 2/20/44 IO(l)		5,277,086	783,309
4.000%, 10/20/44		3,915	4,174
3.500%, 1/20/45		4,960,954	5,174,507
4.000%, 2/20/45		1,685,937	1,784,538
3.000%, 7/15/45		996,754	1,018,480
3.000%, 7/20/45		1,574,052	1,608,607
3.500%, 8/20/45		3,231,377	3,390,674
3.000%, 9/20/45		719,000	734,784
0.914%, 2/16/53 IO(l)		665,408	44,648
0.772%, 6/20/65(l)		499,960	498,822
0.792%, 7/20/65(l)		1,298,357	1,300,091
0.792%, 8/20/65(l)		1,400,391	1,393,394
0.812%, 8/20/65(l)		1,895,850	1,888,705
0.798%, 9/20/65(l)†		1,000,000	997,267
3.500%, 10/15/45 TBA		44,000	46,090
4.500%, 10/15/45 TBA		556,000	599,322
5.000%, 10/15/45 TBA		1,250,000	1,371,553
5.500%, 10/15/45 TBA		400,000	448,375
3.500%, 11/15/45 TBA		1,000,000	1,044,297
4.000%, 11/15/45 TBA		2,022,000	2,151,060
3.500%, 12/15/45 TBA		1,000,000	1,042,852

			232,685,606

Foreign Governments (2.1%)
Canadian Government Bond
0.875%, 2/14/17		65,000	65,212
1.125%, 3/19/18		100,000	100,458
1.625%, 2/27/19		50,000	50,735
Deutsche Bundesrepublik Inflation Linked Bond
0.100%, 4/15/26(m)	EUR	678,584	798,885
Eksportfinans ASA
2.375%, 5/25/16		$290,000	290,362
5.500%, 5/25/16		309,000	315,180
2.875%, 11/16/16	CHF	35,000	36,570
5.500%, 6/26/17		$254,000	267,335
Export Development Canada
1.250%, 10/26/16		91,000	91,672
0.875%, 1/30/17		50,000	50,161
1.750%, 7/21/20		75,000	75,914
Export-Import Bank of Korea
4.000%, 1/29/21		545,000	587,568
Federative Republic of Brazil
5.875%, 1/15/19		100,000	105,000
4.250%, 1/07/25		765,000	669,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Hellenic Railways Organization S.A.
4.028%, 3/17/17	EUR	100,000	$98,783
Japan Bank for International Cooperation
1.750%, 11/13/18		$200,000	202,038
Japan Finance Organization for Municipalities
5.000%, 5/16/17		100,000	106,241
Korea Development Bank
3.500%, 8/22/17		200,000	206,952
4.625%, 11/16/21		50,000	55,525
Province of Manitoba
4.900%, 12/6/16		91,000	96,299
Province of New Brunswick
2.750%, 6/15/18		45,000	46,818
Province of Nova Scotia
5.125%, 1/26/17		45,000	47,514
Province of Ontario
1.100%, 10/25/17		45,000	45,014
2.000%, 9/27/18		50,000	50,904
4.000%, 10/7/19		136,000	147,940
4.400%, 4/14/20		45,000	50,041
2.450%, 6/29/22		45,000	45,557
3.200%, 5/16/24		162,000	170,062
Province of Quebec
3.500%, 7/29/20		91,000	98,133
2.625%, 2/13/23		102,000	103,529
Republic of Chile
3.875%, 8/5/20		91,000	97,142
Republic of Colombia
4.000%, 2/26/24		605,000	586,245
Republic of Korea
7.125%, 4/16/19		91,000	107,634
Republic of Peru
7.125%, 3/30/19		36,000	41,580
7.350%, 7/21/25		200,000	250,000
Republic of Philippines
4.000%, 1/15/21		136,000	146,370
Republic of Poland
6.375%, 7/15/19		136,000	157,491
5.125%, 4/21/21		45,000	50,557
4.000%, 1/22/24		75,000	79,190
Republic of Slovenia
4.125%, 2/18/19(m)		3,800,000	3,993,727
2.250%, 3/25/22(m)	EUR	135,000	160,567
5.500%, 10/26/22(m)		$1,000,000	1,124,470
Republic of South Africa
4.665%, 1/17/24		100,000	99,000
Republic of Turkey
7.500%, 7/14/17		182,000	196,332
5.625%, 3/30/21		200,000	208,900
Republic of Uruguay
8.000%, 11/18/22		45,000	55,687
State of Israel
5.500%, 11/9/16		41,000	42,999
Svensk Exportkredit AB
1.750%, 5/30/17		75,000	76,148
United Kingdom Gilt
1.750%, 9/7/22(m)	GBP	10,795	16,635
United Mexican States
5.625%, 1/15/17		$46,000	48,760
3.625%, 3/15/22		192,000	193,728
4.000%, 10/2/23		931,000	948,223
8.000%, 12/7/23	MXN	7,200,000	480,578
6.050%, 1/11/40		$10,000	10,950

			14,248,690

Municipal Bonds (2.1%)
City of Chicago Taxable General Obligation Bonds, Series 2015B
5.633%, 1/1/20		300,000	304,296
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
5.882%, 6/15/44		45,000	57,510
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE
5.375%, 6/15/43		230,000	269,100
5.500%, 6/15/43		270,000	318,146
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075%, 11/1/20		290,000	317,217
4.325%, 11/1/21		470,000	523,401
4.525%, 11/1/22		655,000	738,873
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41		45,000	56,592
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42		25,000	33,696
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.591%, 8/1/20		1,340,000	1,519,493
5.841%, 8/1/21		145,000	169,243
County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34		60,000	79,189
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628%, 7/1/40		255,000	293,620
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds, Series 2009B
6.249%, 12/1/34		145,000	163,039
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.995%, 7/1/20		50,000	51,018
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57		35,000	41,025
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40		45,000	59,433
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875%, 12/15/39		1,595,000	1,674,910
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40		56,000	77,878
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46		40,000	43,632
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311%, 6/1/40		750,000	906,653
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22		545,000	632,194
5.435%, 5/15/23		715,000	842,871
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30		1,485,000	1,857,379
7.043%, 4/1/50		45,000	61,977

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
State of California, Various Purposes, General Obligation Bonds, Series 2009
5.750%, 3/1/17	$36,000	$38,522
6.200%, 3/1/19	36,000	41,347
6.200%, 10/1/19	36,000	42,191
7.550%, 4/1/39	1,100,000	1,584,440
State of Illinois, General Obligation Bonds, Series 2011
5.665%, 3/1/18	55,000	58,486
5.100%, 6/1/33	200,000	187,360
State of Illinois, Revenue Bonds, Series 2009A
6.184%, 1/1/34	363,000	443,978
State of Iowa IJOBS Program, Revenue Bonds, Series 2009B
6.750%, 6/1/34	655,000	747,938
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H
5.389%, 3/15/40	45,000	54,218
University of California, General Revenue Bonds, Series 2012-AD
4.858%, 5/15/12	45,000	42,725

		14,333,590

Supranational (0.7%)
African Development Bank
0.750%, 10/18/16	50,000	50,095
0.875%, 3/15/18	100,000	99,945
Asian Development Bank
1.125%, 3/15/17	64,000	64,406
0.750%, 7/28/17	100,000	99,851
1.750%, 9/11/18	100,000	101,773
1.875%, 10/23/18	45,000	45,965
1.375%, 3/23/20	27,000	26,888
2.125%, 11/24/21	50,000	50,839
1.875%, 2/18/22	100,000	99,970
Corp. Andina de Fomento
8.125%, 6/4/19	45,000	54,000
Council of Europe Development Bank
1.500%, 6/19/17	45,000	45,529
1.000%, 3/7/18	64,000	63,942
European Bank for Reconstruction & Development
1.375%, 10/20/16	36,000	36,302
1.000%, 2/16/17	54,000	54,232
0.750%, 9/1/17	27,000	26,948
1.625%, 4/10/18	50,000	50,814
1.000%, 6/15/18	36,000	35,935
1.500%, 3/16/20	27,000	26,960
European Investment Bank
1.125%, 12/15/16	50,000	50,275
4.875%, 1/17/17	91,000	95,905
0.875%, 4/18/17	150,000	150,328
1.000%, 8/17/17	250,000	250,738
1.125%, 9/15/17	91,000	91,427
1.000%, 12/15/17	82,000	82,084
1.000%, 6/15/18	136,000	135,713
1.875%, 3/15/19	75,000	76,487
1.750%, 6/17/19	125,000	126,811
1.625%, 3/16/20	100,000	100,466
1.375%, 6/15/20	100,000	99,078
2.875%, 9/15/20	91,000	96,407
4.000%, 2/16/21	91,000	101,661
2.500%, 4/15/21	50,000	52,001
3.250%, 1/29/24	50,000	54,159
1.875%, 2/10/25	100,000	97,224
Inter-American Development Bank
1.375%, 10/18/16	107,000	107,919
0.875%, 11/15/16	100,000	100,328
1.125%, 8/28/18	75,000	75,071
4.250%, 9/10/18	136,000	148,316
1.375%, 7/15/20	91,000	90,596
2.125%, 11/9/20	50,000	51,500
1.750%, 4/14/22	100,000	99,703
3.000%, 2/21/24	75,000	79,808
2.125%, 1/15/25	100,000	98,678
International Bank for Reconstruction & Development
0.625%, 10/14/16	50,000	50,041
0.750%, 12/15/16	75,000	75,111
0.875%, 4/17/17	91,000	91,241
1.375%, 4/10/18	50,000	50,490
1.000%, 6/15/18	75,000	74,941
1.875%, 3/15/19	75,000	76,640
1.875%, 10/7/19	125,000	127,407
2.125%, 11/1/20	75,000	76,772
2.125%, 2/13/23	68,000	68,646
2.500%, 7/29/25	75,000	76,815
International Finance Corp.
0.625%, 11/15/16	125,000	124,951
1.000%, 4/24/17	91,000	91,336
2.125%, 11/17/17	91,000	93,340
0.875%, 6/15/18	45,000	44,839
1.625%, 7/16/20	100,000	100,906
Nordic Investment Bank
1.125%, 3/19/18	200,000	200,897

		4,971,450

U.S. Government Agencies (1.1%)
Federal Farm Credit Bank
4.875%, 1/17/17	153,000	161,394
Federal Home Loan Bank
0.625%, 11/23/16	100,000	100,131
4.750%, 12/16/16	92,000	96,648
0.625%, 12/28/16	125,000	125,055
5.250%, 6/5/17	242,000	259,994
1.000%, 6/21/17	215,000	216,502
0.750%, 8/28/17	150,000	150,009
5.000%, 11/17/17	355,000	386,157
1.200%, 5/24/18	125,000	124,860
1.875%, 2/13/20	150,000	150,259
4.125%, 3/13/20	271,000	302,308
1.830%, 7/29/20	75,000	76,055
2.875%, 9/13/24	75,000	77,221
Federal Home Loan Mortgage Corp.
5.125%, 10/18/16	102,000	106,986
5.000%, 2/16/17	136,000	144,173
0.875%, 2/22/17	75,000	75,290
1.000%, 3/8/17	182,000	183,055
1.000%, 6/29/17	150,000	150,862
0.750%, 7/14/17	150,000	150,227
0.750%, 1/12/18	91,000	90,879
0.875%, 3/7/18	182,000	182,051
1.250%, 4/20/18	75,000	75,157
1.250%, 5/14/18	100,000	100,089
1.250%, 5/25/18	100,000	100,112
4.875%, 6/13/18	273,000	301,351
3.750%, 3/27/19	61,000	66,355
1.750%, 5/30/19	261,000	265,652
2.000%, 7/30/19	36,000	36,991
1.250%, 10/2/19	136,000	135,446
1.375%, 5/1/20	91,000	90,521
2.375%, 1/13/22	180,000	185,418
Federal National Mortgage Association
1.375%, 11/15/16	182,000	183,759
4.875%, 12/15/16	223,000	234,595
5.375%, 6/12/17	364,000	393,119
0.875%, 8/28/17	182,000	182,752
0.875%, 10/26/17	182,000	182,389
0.900%, 11/7/17	91,000	90,941

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
0.875%, 12/20/17	$136,000	$136,265
1.000%, 12/28/17	45,000	44,950
0.875%, 2/8/18	182,000	182,123
1.200%, 2/28/18	91,000	91,087
1.875%, 9/18/18	100,000	102,556
1.625%, 11/27/18	75,000	76,339
1.750%, 1/30/19	36,000	36,717
1.700%, 10/4/19	54,000	54,095
1.500%, 10/9/19	91,000	90,913
1.750%, 11/26/19	250,000	254,242
1.500%, 6/22/20	125,000	125,223
2.250%, 10/17/22	45,000	44,755
2.200%, 10/25/22	36,000	35,760
2.500%, 3/27/23	182,000	181,742
2.625%, 9/6/24	82,000	83,951
Financing Corp.
10.700%, 10/6/17	110,000	131,751
Resolution Funding Corp.
(Zero Coupon), 7/15/18 STRIPS	27,000	26,207
(Zero Coupon), 10/15/18 STRIPS	27,000	26,059

		7,659,498

U.S. Treasuries (26.3%)
U.S. Treasury Bonds
7.500%, 11/15/16	309,000	333,394
8.875%, 8/15/17	748,000	863,027
8.500%, 2/15/20	546,000	713,891
7.875%, 2/15/21	91,000	121,036
2.375%, 1/15/25 TIPS	253,218	291,353
2.000%, 1/15/26 TIPS	1,498,576	1,681,397
2.375%, 1/15/27 TIPS	1,406,850	1,644,546
1.750%, 1/15/28 TIPS	5,072,769	5,607,475
2.500%, 1/15/29 TIPS	2,939,213	3,524,807
3.875%, 4/15/29 TIPS	594,774	820,061
4.250%, 5/15/39	100,000	126,070
4.375%, 11/15/39	300,000	384,972
4.625%, 2/15/40	300,000	398,671
4.375%, 5/15/40	200,000	256,711
3.125%, 2/15/42	300,000	315,714
3.000%, 5/15/42	700,000	717,988
2.750%, 8/15/42	1,100,000	1,072,995
2.750%, 11/15/42	100,000	97,390
1.375%, 2/15/44 TIPS	409,604	415,722
3.125%, 8/15/44	1,100,000	1,151,349
0.750%, 2/15/45 TIPS	608,082	527,320
2.875%, 8/15/45(z)	6,646,000	6,641,976
U.S. Treasury Notes
0.375%, 10/31/16	725,000	724,858
0.625%, 11/15/16	750,000	751,725
0.500%, 11/30/16	750,000	750,535
0.875%, 11/30/16	700,000	703,558
0.625%, 12/15/16	500,000	501,016
0.625%, 12/31/16	525,000	526,048
0.875%, 12/31/16	911,000	915,591
0.750%, 1/15/17	500,000	501,855
0.500%, 1/31/17	450,000	450,194
0.875%, 1/31/17	864,000	868,442
3.125%, 1/31/17	911,000	942,956
0.625%, 2/15/17	500,000	500,942
0.500%, 2/28/17	550,000	550,043
0.875%, 2/28/17	911,000	915,795
0.750%, 3/15/17	600,000	602,089
0.500%, 3/31/17	1,000,000	999,883
1.000%, 3/31/17	1,100,000	1,107,906
0.875%, 4/15/17	500,000	502,561
0.500%, 4/30/17	750,000	749,422
3.125%, 4/30/17	728,000	757,667
4.500%, 5/15/17	487,000	517,944
0.625%, 5/31/17	750,000	750,568
2.750%, 5/31/17	1,093,000	1,132,258
0.875%, 6/15/17	825,000	829,061
0.625%, 6/30/17	700,000	700,410
0.875%, 7/15/17	150,000	150,705
0.500%, 7/31/17	1,093,000	1,090,908
0.625%, 7/31/17	650,000	650,279
4.750%, 8/15/17	580,000	624,395
0.625%, 8/31/17	911,000	911,036
1.875%, 8/31/17	902,000	923,008
1.000%, 9/15/17	625,000	629,422
0.625%, 9/30/17	6,515,000	6,512,455
1.875%, 9/30/17	637,000	652,316
0.875%, 10/15/17	400,000	401,656
0.750%, 10/31/17	728,000	729,137
1.875%, 10/31/17	911,000	933,206
0.875%, 11/15/17	500,000	501,758
4.250%, 11/15/17	209,000	224,544
0.625%, 11/30/17	728,000	726,642
1.000%, 12/15/17	400,000	402,504
0.750%, 12/31/17	728,000	728,285
2.750%, 12/31/17	637,000	665,559
0.875%, 1/15/18	400,000	401,035
0.875%, 1/31/18	728,000	729,877
1.000%, 2/15/18	800,000	804,265
3.500%, 2/15/18	546,000	580,925
0.750%, 2/28/18	364,000	363,709
1.000%, 3/15/18	400,000	402,074
0.750%, 3/31/18	455,000	454,329
0.750%, 4/15/18	750,000	748,748
0.625%, 4/30/18	364,000	362,112
2.625%, 4/30/18	227,000	237,348
1.000%, 5/15/18	400,000	401,598
1.000%, 5/31/18	546,000	547,952
2.375%, 5/31/18	364,000	378,663
1.375%, 6/30/18	562,000	569,574
0.875%, 7/15/18	300,000	299,974
2.250%, 7/31/18	182,000	188,932
1.000%, 8/15/18	400,000	401,058
4.000%, 8/15/18	328,000	357,120
1.000%, 9/15/18	8,900,000	8,920,859
1.375%, 9/30/18	601,000	608,800
1.250%, 10/31/18	1,000,000	1,008,438
3.750%, 11/15/18	728,000	790,335
1.250%, 11/30/18	500,000	503,984
1.375%, 12/31/18	546,000	552,143
1.500%, 12/31/18	175,000	177,695
1.250%, 1/31/19	364,000	366,389
1.500%, 1/31/19	375,000	380,636
2.750%, 2/15/19	786,000	829,721
1.500%, 2/28/19	500,000	507,231
1.500%, 3/31/19	225,000	228,214
1.625%, 3/31/19	400,000	407,387
1.250%, 4/30/19	273,000	274,448
1.625%, 4/30/19	500,000	509,087
1.500%, 5/31/19	850,000	861,355
1.000%, 6/30/19	546,000	543,280
1.625%, 6/30/19	500,000	508,843
1.625%, 7/31/19	500,000	508,584
1.000%, 8/31/19	364,000	361,416
1.625%, 8/31/19	600,000	610,318
1.000%, 9/30/19	546,000	541,574
1.750%, 9/30/19	550,000	561,677
1.250%, 10/31/19	546,000	546,768
1.500%, 10/31/19	600,000	606,668
3.375%, 11/15/19	915,000	993,704
1.500%, 11/30/19	625,000	631,647

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
1.125%, 12/31/19	$546,000	$542,870
1.625%, 12/31/19	250,000	253,767
1.250%, 1/31/20	750,000	749,290
1.375%, 1/31/20	546,000	548,218
3.625%, 2/15/20	1,230,000	1,351,210
1.250%, 2/29/20	546,000	544,907
1.375%, 2/29/20	525,000	527,420
1.125%, 3/31/20	364,000	361,099
1.375%, 3/31/20	600,000	601,887
0.125%, 4/15/20 TIPS	815,280	810,339
1.125%, 4/30/20	182,000	180,406
1.375%, 4/30/20	500,000	501,362
3.500%, 5/15/20	900,000	986,616
1.375%, 5/31/20	400,000	400,746
1.500%, 5/31/20	600,000	605,332
1.625%, 6/30/20	550,000	556,988
1.625%, 7/31/20	600,000	607,383
2.625%, 8/15/20	989,000	1,046,544
1.375%, 8/31/20#	9,383,000	9,393,996
2.125%, 8/31/20	500,000	517,422
1.375%, 9/30/20	10,945,000	10,945,000
2.000%, 9/30/20	375,000	385,811
1.750%, 10/31/20	350,000	355,462
2.625%, 11/15/20	911,000	963,231
2.000%, 11/30/20	300,000	308,133
2.375%, 12/31/20	500,000	522,646
2.125%, 1/31/21	375,000	386,982
3.625%, 2/15/21	500,000	554,688
2.000%, 2/28/21	500,000	512,539
2.250%, 3/31/21	250,000	259,551
3.125%, 5/15/21	811,000	879,365
2.000%, 5/31/21	550,000	563,148
2.125%, 6/30/21	750,000	772,734
2.250%, 7/31/21	450,000	466,734
2.125%, 8/15/21	852,000	876,944
2.000%, 8/31/21	400,000	408,875
2.125%, 9/30/21	300,000	308,695
2.000%, 10/31/21	400,000	408,344
2.000%, 11/15/21	637,000	650,144
1.875%, 11/30/21	825,000	835,764
2.125%, 12/31/21	500,000	513,477
1.500%, 1/31/22	650,000	642,884
2.000%, 2/15/22	802,000	818,369
1.750%, 2/28/22	475,000	476,647
1.750%, 3/31/22	500,000	501,411
1.750%, 4/30/22	450,000	450,998
1.750%, 5/15/22	578,000	579,033
1.875%, 5/31/22	500,000	504,731
2.125%, 6/30/22	400,000	410,387
0.125%, 7/15/22 TIPS	830,232	810,033
2.000%, 7/31/22	500,000	508,643
1.625%, 8/15/22	378,000	374,796
1.875%, 8/31/22	3,685,000	3,716,488
1.750%, 9/30/22	1,800,000	1,799,438
1.625%, 11/15/22	650,000	643,646
2.000%, 2/15/23	1,000,000	1,013,193
1.750%, 5/15/23	1,033,000	1,024,203
2.500%, 8/15/23	875,000	914,631
2.750%, 11/15/23	1,000,000	1,064,531
2.750%, 2/15/24	1,537,000	1,633,543
2.500%, 5/15/24	1,237,000	1,288,606
0.125%, 7/15/24 TIPS	11,307,263	10,791,250
2.375%, 8/15/24	1,100,000	1,133,032
2.250%, 11/15/24	1,075,000	1,095,135
0.250%, 1/15/25 TIPS	5,070,042	4,859,693
2.000%, 2/15/25	1,150,000	1,145,407
2.125%, 5/15/25	1,125,000	1,131,921
0.375%, 7/15/25 TIPS	2,214,014	2,156,792
2.000%, 8/15/25(z)	2,632,000	2,618,223

		182,063,234

Total Government Securities		457,874,063

Total Long-Term Debt Securities (109.2%) (Cost $768,035,083)		755,612,973

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.3%)
Banks (0.3%)
Wells Fargo & Co.
7.500%	2,000	2,336,000

Total Convertible Preferred Stocks (0.3%) (Cost $2,000,000)		2,336,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.5%)
Intesa Sanpaolo S.p.A.
1.67%, 4/11/16(p)	$1,000,000	1,001,577
Itau Unibanco S.A./New York
1.61%, 5/31/16(p)	2,600,000	2,601,750

Total Certificates of Deposit		3,603,327

Commercial Paper (0.3%)
ENI Finance USA, Inc.
0.03%, 6/2/16(n)(p)	900,000	899,806
0.43%, 6/3/16(n)(p)	900,000	897,346

Total Commercial Paper		1,797,152

	Number of Shares	Value (Note 1)
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	3,375,080	3,375,080

Total Short-Term Investments (1.3%) (Cost $8,761,455)		8,775,559

Total Investments Before Options Written and Securities Sold Short (110.8%) (Cost $778,796,538)		766,724,532

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Option Written (0.0%)
Euro-Bund
October 2015 @ $156.50*	(8)	(6,705)

Put Options Written (0.0%)
Euro-Bund
October 2015 @ $154.00*	(10)	(2,682)
October 2015 @ $154.50*	(10)	(3,687)

		(6,369)

Total Options Written (0.0%) (Premiums Received $12,585)		(13,074)

Total Investments before Securities Sold Short (110.8%) (Cost $778,783,953)		766,711,458

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-3.7%)
Federal Home Loan Mortgage Corp.
3.000%, 10/15/30 TBA	$(356,000)	(370,351)
3.500%, 10/15/45 TBA	(1,420,000)	(1,477,244)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Federal National Mortgage Association
3.000%, 10/25/30 TBA	$(347,000)	$(361,314)
3.500%, 10/25/30 TBA	(210,000)	(221,829)
4.000%, 10/25/30 TBA	(300,000)	(313,922)
3.000%, 10/25/45 TBA	(800,000)	(810,625)
3.500%, 10/25/45 TBA	(20,344,000)	(21,218,157)
4.500%, 10/25/45 TBA	(200,000)	(216,812)
5.000%, 10/25/45 TBA	(100,000)	(110,219)
5.000%, 11/25/45 TBA	(500,000)	(550,703)
Government National Mortgage Association
3.000%, 10/15/45 TBA	(91,000)	(92,848)
4.000%, 10/15/45 TBA	(40,000)	(42,649)

Total Securities Sold Short (-3.7%) (Proceeds Received $25,637,573)		(25,786,673)

Total Investments after Options Written and Securities Sold Short (107.1%) (Cost $753,146,380)		740,924,785
Other Assets Less Liabilities (-7.1%)		(49,057,899)

Net Assets (100%)		$691,866,886

*	Non-income producing.

†	Securities (totaling $997,999 or 0.1% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2015, the market value of these securities amounted to $ 85,998,985 or 12.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $178,209.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2015. Maturity date disclosed is the ultimate maturity date.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2015.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2015, the market value of these securities amounted to $ 18,019,785 or 2.6% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Glossary:

ABS	—	Asset-Backed Security

CHF	—	Swiss Franc

CMO	—	Collateralized Mortgage Obligation

EUR	—	European Currency Unit

GBP	—	British Pound

IO	—	Interest Only

MXN	—	Mexican Peso

PIK	—	Payment-in Kind Security

PO	—	Principal Only

STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	—	To Be Announced; Security is subject to delayed delivery

TIPS	—	Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	2	December-15	$257,482	$257,469	$(13)
2 Year U.S. Treasury Notes	32	December-15	6,998,416	7,009,000	10,584
5 Year U.S. Treasury Notes	299	December-15	35,793,592	36,034,172	240,580
90 Day Eurodollar	34	September-16	8,423,546	8,432,850	9,304
Euro-Bobl	5	December-15	717,179	720,835	3,656
Euro-BTP	10	December-15	1,508,978	1,522,904	13,926
U.S. Long Bond	29	December-15	4,610,991	4,562,969	(48,022)
U.S. Ultra Bond	10	December-15	1,595,895	1,604,062	8,167

					$238,182

Sales
10 Year U.S. Treasury Notes	167	December-15	$21,257,151	$21,498,641	$(241,490)
2 Year U.S. Treasury Notes	54	December-15	11,801,466	11,827,688	(26,222)
5 Year U.S. Treasury Notes	28	December-15	3,354,771	3,374,437	(19,666)
90 Day Eurodollar	70	December-15	17,402,344	17,427,375	(25,031)
90 Day Eurodollar	28	June-16	6,929,018	6,954,850	(25,832)
90 Day Eurodollar	3	September-16	740,836	744,075	(3,239)
90 Day Eurodollar	35	December-16	8,614,522	8,667,312	(52,790)
90 Day Eurodollar	26	March-17	6,393,191	6,430,450	(37,259)
90 Day Eurodollar	170	March-17	31,773,805	31,811,623	(37,818)
90 Day Eurodollar	4	March-18	977,728	984,500	(6,772)
90 Day Sterling	114	June-17	21,282,487	21,308,787	(26,300)
Euro-Bobl	1	December-15	143,708	144,167	(459)
Euro-Bund	15	December-15	2,572,745	2,617,901	(45,156)
U.S. Long Bond	43	December-15	6,668,200	6,765,781	(97,581)

					$(645,615)

					$(407,433)

At September 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Bank of America	8	$2,021	$2,000	$21
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Bank of America	440	110,960	106,000	4,960
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Citibank N.A.	901	227,238	218,000	9,238
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	6,430	1,621,962	1,605,159	16,803
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	164	41,369	40,000	1,369
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Goldman Sachs & Co.	4,177	1,053,709	997,000	56,709
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Goldman Sachs & Co.	2,947	743,397	694,000	49,397
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Goldman Sachs & Co.	815	205,586	203,000	2,586
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Goldman Sachs & Co.	3,845	969,887	1,053,572	(83,685)
Brazilian Real vs. U.S. Dollar, expiring 11/4/15	Deutsche Bank AG	9,452	2,356,462	2,363,297	(6,835)
British Pound vs. U.S. Dollar, expiring 10/2/15	Bank of America	2,488	3,763,722	3,782,508	(18,786)
Chinese Renminbi vs. U.S. Dollar, expiring 11/16/15	HSBC Bank plc	1,062	166,394	163,000	3,394
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Bank of America	245	273,939	275,564	(1,625)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Citibank N.A.	464	518,807	526,372	(7,565)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Citibank N.A.	473	$528,870	$527,761	$1,109
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Citibank N.A.	336	375,687	375,638	49
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Citibank N.A.	135	150,946	152,403	(1,457)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Citibank N.A.	332	371,215	372,508	(1,293)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Deutsche Bank AG	210	234,805	230,224	4,581
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Deutsche Bank AG	963	1,076,748	1,090,160	(13,412)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Goldman Sachs & Co.	172	192,317	194,582	(2,265)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Goldman Sachs & Co.	1,764	1,972,361	1,987,590	(15,229)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	1,263	1,412,184	1,411,222	962
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	25,900	216,005	207,601	8,404
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	37,300	311,081	300,801	10,280
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	29,300	244,361	236,625	7,736
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	103,700	864,854	863,874	980
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	38,300	319,421	318,556	865
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	44,900	374,464	372,564	1,900
Korean Won vs. U.S. Dollar, expiring 10/20/15	Citibank N.A.	257,822	217,353	219,373	(2,020)
Malaysian Ringgit vs. U.S. Dollar, expiring 10/20/15	Citibank N.A.	448	101,869	109,000	(7,131)
Malaysian Ringgit vs. U.S. Dollar, expiring 10/20/15	Citibank N.A.	398	90,329	93,000	(2,671)
Malaysian Ringgit vs. U.S. Dollar, expiring 10/20/15	HSBC Bank plc	2,014	457,620	474,485	(16,865)
Malaysian Ringgit vs. U.S. Dollar, expiring 10/20/15	JPMorgan Chase Bank	705	160,265	163,211	(2,946)
Mexican Peso vs. U.S. Dollar, expiring 12/18/15	Deutsche Bank AG	1,617	95,042	93,000	2,042
Mexican Peso vs. U.S. Dollar, expiring 12/18/15	JPMorgan Chase Bank	17,015	1,000,196	987,000	13,196
Philippine Peso vs. U.S. Dollar, expiring 10/20/15	Barclays Bank plc	15,518	331,589	333,000	(1,411)
Russian Ruble vs. U.S. Dollar, expiring 12/9/15	Citibank N.A.	570	8,531	8,444	87
Russian Ruble vs. U.S. Dollar, expiring 12/9/15	HSBC Bank plc	1,427	21,356	20,861	495
Russian Ruble vs. U.S. Dollar, expiring 12/9/15	Morgan Stanley	1,409	21,089	20,103	986
Singapore Dollar vs. U.S. Dollar, expiring 10/9/15	Citibank N.A.	451	316,861	314,724	2,137
Taiwan Dollar vs. U.S. Dollar, expiring 10/8/15	HSBC Bank plc	1,301	39,511	40,000	(489)
Taiwan Dollar vs. U.S. Dollar, expiring 10/20/15	Barclays Bank plc	7,786	236,457	240,000	(3,543)
Taiwan Dollar vs. U.S. Dollar, expiring 10/20/15	Goldman Sachs & Co.	7,311	222,054	224,137	(2,083)
Taiwan Dollar vs. U.S. Dollar, expiring 12/4/15	Citibank N.A.	2,821	85,687	87,000	(1,313)
Taiwan Dollar vs. U.S. Dollar, expiring 12/4/15	JPMorgan Chase Bank	2,012	61,121	62,000	(879)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Thailand Baht vs. U.S. Dollar, expiring 10/8/15	Barclays Bank plc	828	$22,795	$23,000	$(205)
Thailand Baht vs. U.S. Dollar, expiring 10/8/15	Goldman Sachs & Co.	1,654	45,553	46,000	(447)
Thailand Baht vs. U.S. Dollar, expiring 10/20/15	Goldman Sachs & Co.	251	6,901	6,925	(24)
Thailand Baht vs. U.S. Dollar, expiring 10/20/15	Goldman Sachs & Co.	2,481	68,317	68,241	76
Thailand Baht vs. U.S. Dollar, expiring 10/20/15	JPMorgan Chase Bank	8,609	237,028	239,000	(1,972)

					$4,211

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	121	$31,000	$30,428	$572
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	4,532	1,259,000	1,143,151	115,849
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	9,452	2,388,196	2,384,280	3,916
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	700	181,000	176,686	4,314
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	Deutsche Bank AG	1,058	275,000	266,843	8,157
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	HSBC Bank plc	217	56,000	54,665	1,335
Brazilian Real vs. U.S. Dollar, expiring 10/2/15	JPMorgan Chase Bank	3,648	1,013,193	920,077	93,116
Brazilian Real vs. U.S. Dollar, expiring 11/4/15	Barclays Bank plc	2,233	558,000	556,595	1,405
Brazilian Real vs. U.S. Dollar, expiring 11/4/15	Deutsche Bank AG	3,063	754,000	763,492	(9,492)
Brazilian Real vs. U.S. Dollar, expiring 11/4/15	Deutsche Bank AG	6,430	1,588,898	1,603,038	(14,140)
Brazilian Real vs. U.S. Dollar, expiring 11/4/15	Deutsche Bank AG	1,406	347,000	350,559	(3,559)
British Pound vs. U.S. Dollar, expiring 10/2/15	HSBC Bank plc	2,488	3,910,474	3,763,722	146,752
British Pound vs. U.S. Dollar, expiring 11/3/15	Bank of America	2,488	3,781,930	3,763,134	18,796
British Pound vs. U.S. Dollar, expiring 11/12/15	Citibank N.A.	496	772,739	750,170	22,569
British Pound vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	78	121,151	117,970	3,181
Chinese Renminbi vs. U.S. Dollar, expiring 11/16/15	HSBC Bank plc	1,041	160,629	163,143	(2,514)
European Union Euro vs. U.S. Dollar, expiring 10/2/15	HSBC Bank plc	11,430	13,025,549	12,771,882	253,667
European Union Euro vs. U.S. Dollar, expiring 10/20/15	UBS AG	752	830,298	840,848	(10,550)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Bank of America	627	708,313	701,060	7,253
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Citibank N.A.	59	67,475	65,969	1,506
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Goldman Sachs & Co.	232	257,953	259,403	(1,450)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Goldman Sachs & Co.	1,055	1,182,837	1,179,615	3,222
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Goldman Sachs & Co.	633	709,968	707,769	2,199
European Union Euro vs. U.S. Dollar, expiring 11/12/15	Goldman Sachs & Co.	720	804,669	805,045	(376)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	HSBC Bank plc	898	1,003,527	1,004,070	(543)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	HSBC Bank plc	402	$447,945	$449,484	$(1,539)
European Union Euro vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	40	44,490	44,725	(235)
European Union Euro vs. U.S. Dollar, expiring 11/16/15	Goldman Sachs & Co.	140	157,436	156,205	1,231
Japanese Yen vs. U.S. Dollar, expiring 10/2/15	HSBC Bank plc	905,200	7,577,295	7,545,534	31,761
Japanese Yen vs. U.S. Dollar, expiring 11/4/15	HSBC Bank plc	905,200	7,549,624	7,548,601	1,023
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	Citibank N.A.	23,700	190,283	197,657	(7,374)
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	Citibank N.A.	35,600	297,207	296,903	304
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	104,000	836,943	867,357	(30,414)
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	47,200	392,932	393,647	(715)
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	23,500	188,731	195,989	(7,258)
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	42,300	352,527	352,781	(254)
Japanese Yen vs. U.S. Dollar, expiring 11/12/15	JPMorgan Chase Bank	53,300	443,159	444,520	(1,361)
Korean Won vs. U.S. Dollar, expiring 10/20/15	Citibank N.A.	335,271	285,271	282,645	2,626
Korean Won vs. U.S. Dollar, expiring 10/20/15	JPMorgan Chase Bank	420,087	357,150	354,148	3,002
Malaysian Ringgit vs. U.S. Dollar, expiring 10/20/15	Bank of America	1,978	472,970	449,336	23,634
Malaysian Ringgit vs. U.S. Dollar, expiring 10/20/15	Deutsche Bank AG	286	72,000	65,065	6,935
Malaysian Ringgit vs. U.S. Dollar, expiring 10/20/15	HSBC Bank plc	1,307	315,530	296,931	18,599
Mexican Peso vs. U.S. Dollar, expiring 10/20/15	BNP Paribas	8,285	519,990	489,336	30,654
Mexican Peso vs. U.S. Dollar, expiring 12/18/15	Deutsche Bank AG	1,417	84,001	83,304	697
Mexican Peso vs. U.S. Dollar, expiring 12/18/15	Goldman Sachs & Co.	10,411	624,000	611,982	12,018
Mexican Peso vs. U.S. Dollar, expiring 12/18/15	HSBC Bank plc	2,786	165,000	163,797	1,203
Mexican Peso vs. U.S. Dollar, expiring 12/18/15	HSBC Bank plc	3,929	233,021	230,951	2,070
Philippine Peso vs. U.S. Dollar, expiring 10/20/15	Citibank N.A.	15,554	332,999	332,371	628
Russian Ruble vs. U.S. Dollar, expiring 12/9/15	Deutsche Bank AG	177	2,562	2,642	(80)
Russian Ruble vs. U.S. Dollar, expiring 12/9/15	JPMorgan Chase Bank	3,318	47,307	49,667	(2,360)
Singapore Dollar vs. U.S. Dollar, expiring 10/9/15	JPMorgan Chase Bank	451	322,235	316,861	5,374
Singapore Dollar vs. U.S. Dollar, expiring 12/10/15	Citibank N.A.	451	313,815	316,181	(2,366)
Taiwan Dollar vs. U.S. Dollar, expiring 10/20/15	Citibank N.A.	10,782	334,001	327,447	6,554
Taiwan Dollar vs. U.S. Dollar, expiring 10/20/15	Goldman Sachs & Co.	10,424	324,173	316,582	7,591
Thailand Baht vs. U.S. Dollar, expiring 10/8/15	Goldman Sachs & Co.	2,481	68,335	68,348	(13)
Thailand Baht vs. U.S. Dollar, expiring 10/20/15	Citibank N.A.	3,315	93,000	91,260	1,740
Thailand Baht vs. U.S. Dollar, expiring 10/20/15	JPMorgan Chase Bank	4,955	139,000	136,437	2,563

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Thailand Baht vs. U.S. Dollar, expiring 10/20/15	JPMorgan Chase Bank	12,577	$349,761	$346,297	$3,464

					$754,887

					$759,098

Options Written:

Options written for the nine months ended September 30, 2015 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2015	—	$—
Options Written	753	121,088
Options Terminated in Closing Purchase Transactions	(725)	(108,503)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - September 30, 2015	28	$12,585

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$50,672,685	$732		$50,673,417
Non-Agency CMO	—	77,067,819	464,216		77,532,035
Convertible Preferred Stocks
Financials	2,336,000	—	—		2,336,000
Corporate Bonds
Consumer Discretionary	—	12,662,466	—		12,662,466
Consumer Staples	—	6,892,976	—		6,892,976
Energy	—	12,217,821	—		12,217,821
Financials	—	81,460,552	—	(a)	81,460,552
Health Care	—	15,189,462	—		15,189,462
Industrials	—	9,264,403	—		9,264,403
Information Technology	—	9,336,276	—		9,336,276
Materials	—	3,033,790	—		3,033,790
Telecommunication Services	—	9,849,842	—		9,849,842
Utilities	—	9,625,870	—		9,625,870
Forward Currency Contracts	—	1,051,842	—		1,051,842
Futures	286,217	—	—		286,217
Government Securities
Agency ABS	—	1,911,995	—		1,911,995
Agency CMO	—	231,688,339	997,267		232,685,606
Foreign Governments	—	14,248,690	—		14,248,690
Municipal Bonds	—	14,333,590	—		14,333,590
Supranational	—	4,971,450	—		4,971,450
U.S. Government Agencies	—	7,659,498	—		7,659,498
U.S. Treasuries	—	182,063,234	—		182,063,234
Short-Term Investments	3,375,080	5,400,479	—		8,775,559

Total Assets	$5,997,297	$760,603,079	$1,462,215		$768,062,591

Liabilities:
Forward Currency Contracts	$—	$(292,744)	$—		$(292,744)
Futures	(693,650)	—	—		(693,650)
Government Securities
Agency CMO	—	(25,786,673)	—		(25,786,673)
Options Written
Call Options Written	(6,705)	—	—		(6,705)
Put Options Written	(6,369)	—	—		(6,369)

Total Liabilities	$(706,724)	$(26,079,417)	$—		$(26,786,141)

Total	$5,290,573	$734,523,662	$1,462,215		$741,276,450

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,570,732
Aggregate gross unrealized depreciation	(24,205,764)

Net unrealized depreciation	$(12,635,032)

Federal income tax cost of investments	$779,359,564

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.8%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*	3,188	$63,569
Cooper Tire & Rubber Co.	265	10,470
Cooper-Standard Holding, Inc.*	32	1,856
Dana Holding Corp.	3,614	57,390
Dorman Products, Inc.*	1,116	56,793
Drew Industries, Inc.	995	54,337
Fox Factory Holding Corp.*	689	11,617
Gentex Corp.	6,149	95,309
Gentherm, Inc.*	1,489	66,886
Horizon Global Corp.*	50	441
Lear Corp.	2,450	266,511
Metaldyne Performance Group, Inc.	249	5,231
Motorcar Parts of America, Inc.*	697	21,844
Stoneridge, Inc.*	1,153	14,228
Strattec Security Corp.	27	1,703
Tenneco, Inc.*	9,114	408,034
Tower International, Inc.*	497	11,809
Visteon Corp.*	1,686	170,691

		1,318,719

Automobiles (0.3%)
Tesla Motors, Inc.*	1,354	336,334
Thor Industries, Inc.	1,891	97,954
Winnebago Industries, Inc.	1,022	19,571

		453,859

Distributors (0.3%)
Core-Mark Holding Co., Inc.	500	32,725
Fenix Parts, Inc.*	357	2,385
LKQ Corp.*	12,657	358,952
Pool Corp.	1,824	131,875

		525,937

Diversified Consumer Services (1.7%)
2U, Inc.*	14,199	509,744
Bright Horizons Family Solutions, Inc.*	9,230	592,935
Capella Education Co.	507	25,107
Carriage Services, Inc.	131	2,828
Chegg, Inc.*	1,217	8,775
Collectors Universe, Inc.	282	4,253
Grand Canyon Education, Inc.*	23,059	876,011
Houghton Mifflin Harcourt Co.*	401	8,144
Liberty Tax, Inc.	243	5,659
LifeLock, Inc.*	3,943	34,541
Nord Anglia Education, Inc.*	7,500	152,475
Service Corp. International	8,427	228,372
ServiceMaster Global Holdings, Inc.*	4,303	144,366
Sotheby’s, Inc.	2,600	83,148
Steiner Leisure Ltd.*	532	33,612
Strayer Education, Inc.*	189	10,389
Weight Watchers International, Inc.*	1,067	6,807

		2,727,166

Hotels, Restaurants & Leisure (5.3%)
Aramark	7,224	214,119
BJ’s Restaurants, Inc.*	896	38,555
Bloomin’ Brands, Inc.	5,187	94,300
Bob Evans Farms, Inc.	74	3,208
Bojangles’, Inc.*	349	5,898
Boyd Gaming Corp.*	3,350	54,605
Bravo Brio Restaurant Group, Inc.*	526	5,928
Brinker International, Inc.	2,562	134,941
Buffalo Wild Wings, Inc.*	3,574	691,319
Carrols Restaurant Group, Inc.*	1,237	14,720
Cheesecake Factory, Inc.	2,039	110,024
Chipotle Mexican Grill, Inc.*	1,016	731,774
Choice Hotels International, Inc.	1,494	71,189
Churchill Downs, Inc.	564	75,469
Chuy’s Holdings, Inc.*	672	19,085
ClubCorp Holdings, Inc.	1,841	39,508
Cracker Barrel Old Country Store, Inc.	752	110,755
Dave & Buster’s Entertainment, Inc.*	952	36,014
Del Frisco’s Restaurant Group, Inc.*	66	917
Denny’s Corp.*	2,465	27,189
Diamond Resorts International, Inc.*	21,758	508,920
DineEquity, Inc.	664	60,862
Domino’s Pizza, Inc.	2,298	247,977
Dunkin’ Brands Group, Inc.	4,008	196,392
El Pollo Loco Holdings, Inc.*	561	6,048
Eldorado Resorts, Inc.*	564	5,087
Empire Resorts, Inc.*	601	2,530
Extended Stay America, Inc.	2,481	41,631
Fiesta Restaurant Group, Inc.*	1,128	51,177
Fogo De Chao, Inc.*	143	2,231
Habit Restaurants, Inc., Class A*	16,442	352,023
Hilton Worldwide Holdings, Inc.	13,305	305,217
International Game Technology plc (Italian Stock Exchange)	2,645	40,548
Interval Leisure Group, Inc.	1,639	30,092
Isle of Capri Casinos, Inc.*	883	15,400
Jack in the Box, Inc.	5,789	445,985
Jamba, Inc.*	582	8,293
Kona Grill, Inc.*	172	2,709
Krispy Kreme Doughnuts, Inc.*	2,750	40,232
La Quinta Holdings, Inc.*	3,912	61,731
Marriott Vacations Worldwide Corp.	616	41,974
Morgans Hotel Group Co.*	340	1,129
Noodles & Co.*	366	5,183
Norwegian Cruise Line Holdings Ltd.*	7,415	424,880
Panera Bread Co., Class A*	3,677	711,169
Papa John’s International, Inc.	1,215	83,203
Papa Murphy’s Holdings, Inc.*	383	5,622
Penn National Gaming, Inc.*	226	3,792
Pinnacle Entertainment, Inc.*	2,522	85,344
Planet Fitness, Inc., Class A*	316	5,416
Popeyes Louisiana Kitchen, Inc.*	972	54,782
Potbelly Corp.*	14,694	161,781
Red Robin Gourmet Burgers, Inc.*	587	44,459
Ruth’s Hospitality Group, Inc.	943	15,314
Scientific Games Corp., Class A*	2,104	21,987
SeaWorld Entertainment, Inc.	2,870	51,115
Shake Shack, Inc., Class A*	207	9,812
Six Flags Entertainment Corp.	2,987	136,745
Sonic Corp.	1,608	36,904
Texas Roadhouse, Inc.	2,806	104,383
Vail Resorts, Inc.	1,521	159,218
Wingstop, Inc.*	7,792	186,852
Wyndham Worldwide Corp.	10,977	789,246
Zoe’s Kitchen, Inc.*	10,502	414,724

		8,459,636

Household Durables (2.4%)
Bassett Furniture Industries, Inc.	220	6,127
Cavco Industries, Inc.*	290	19,746
Century Communities, Inc.*	50	992
D.R. Horton, Inc.	5,520	162,067
GoPro, Inc., Class A*	3,714	115,951
Harman International Industries, Inc.	7,053	677,017
Helen of Troy Ltd.*	488	43,578
Installed Building Products, Inc.*	832	21,033

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
iRobot Corp.*	230	$6,702
Jarden Corp.*	8,778	429,069
KB Home	13,800	186,990
La-Z-Boy, Inc.	823	21,859
Leggett & Platt, Inc.	5,726	236,198
Lennar Corp., Class A	2,755	132,598
Lennar Corp., Class B	140	5,544
LGI Homes, Inc.*	145	3,943
Libbey, Inc.	855	27,882
M.D.C. Holdings, Inc.	567	14,844
M/I Homes, Inc.*	13,388	315,689
Meritage Homes Corp.*	113	4,127
New Home Co., Inc.*	74	958
NVR, Inc.*	169	257,762
Ryland Group, Inc.	686	28,009
Skullcandy, Inc.*	296	1,637
Tempur Sealy International, Inc.*	9,509	679,228
Toll Brothers, Inc.*	2,565	87,826
TRI Pointe Group, Inc.*	394	5,157
Tupperware Brands Corp.	1,973	97,644
Universal Electronics, Inc.*	554	23,285
Whirlpool Corp.	1,260	185,548
William Lyon Homes, Class A*	97	1,998
ZAGG, Inc.*	1,156	7,849

		3,808,857

Internet & Catalog Retail (1.0%)
1-800-Flowers.com, Inc., Class A*	1,043	9,491
Blue Nile, Inc.*	525	17,609
Etsy, Inc.*	834	11,417
Groupon, Inc.*	20,703	67,492
HomeAway, Inc.*	23,789	631,360
HSN, Inc.	1,361	77,904
Lands’ End, Inc.*	121	3,268
Liberty TripAdvisor Holdings, Inc., Class A*	912	20,219
Liberty Ventures*	5,902	238,146
Nutrisystem, Inc.	1,209	32,063
Overstock.com, Inc.*	500	8,580
PetMed Express, Inc.	834	13,427
Shutterfly, Inc.*	10,115	361,611
Travelport Worldwide Ltd.	3,139	41,498
Wayfair, Inc., Class A*	836	29,310
zulily, Inc., Class A*	2,735	47,589

		1,610,984

Leisure Products (0.4%)
Arctic Cat, Inc.	200	4,436
Brunswick Corp.	2,857	136,822
Escalade, Inc.	90	1,422
Malibu Boats, Inc., Class A*	744	10,401
Marine Products Corp.	452	3,137
MCBC Holdings, Inc.*	192	2,488
Nautilus, Inc.*	1,312	19,680
Performance Sports Group Ltd.*	132	1,772
Polaris Industries, Inc.	2,766	331,560
Smith & Wesson Holding Corp.*	2,253	38,008
Sturm Ruger & Co., Inc.	782	45,896
Vista Outdoor, Inc.*	349	15,506

		611,128

Media (2.0%)
AMC Entertainment Holdings, Inc., Class A	71	1,788
AMC Networks, Inc., Class A*	7,185	525,726
Cablevision Systems Corp. - New York Group, Class A	1,235	40,100
Carmike Cinemas, Inc.*	56	1,125
Central European Media Enterprises Ltd., Class A*	2,142	4,627
Cinemark Holdings, Inc.	4,836	157,122
Clear Channel Outdoor Holdings, Inc., Class A*	636	4,535
Crown Media Holdings, Inc., Class A*	1,097	5,869
Entravision Communications Corp., Class A	2,511	16,673
EW Scripps Co., Class A	1,577	27,866
Global Eagle Entertainment, Inc.*	19,031	218,476
Gray Television, Inc.*	2,644	33,737
IMAX Corp.*	26,745	903,714
Interpublic Group of Cos., Inc.	17,187	328,787
Lions Gate Entertainment Corp.	3,943	145,102
Live Nation Entertainment, Inc.*	6,085	146,283
Loral Space & Communications, Inc.*	552	25,988
Madison Square Garden Co., Class A*	2,569	185,328
Martha Stewart Living Omnimedia, Inc., Class A*	936	5,579
MDC Partners, Inc., Class A	504	9,289
Morningstar, Inc.	798	64,047
National CineMedia, Inc.	651	8,736
New York Times Co., Class A	1,138	13,440
Nexstar Broadcasting Group, Inc., Class A	1,313	62,171
Reading International, Inc., Class A*	154	1,951
Regal Entertainment Group, Class A	3,478	65,004
Rentrak Corp.*	486	26,278
SFX Entertainment, Inc.*	810	413
Sinclair Broadcast Group, Inc., Class A	2,782	70,440
Starz, Class A*	3,616	135,021
Tribune Publishing Co.	633	4,963
World Wrestling Entertainment, Inc., Class A	1,254	21,193

		3,261,371

Multiline Retail (0.2%)
Big Lots, Inc.	1,980	94,882
Burlington Stores, Inc.*	2,833	144,596
Dillard’s, Inc., Class A	121	10,574
Ollie’s Bargain Outlet Holdings, Inc.*	143	2,312
Sears Holdings Corp.*	60	1,356
Tuesday Morning Corp.*	1,484	8,029

		261,749

Specialty Retail (4.4%)
Aaron’s, Inc.	402	14,516
Advance Auto Parts, Inc.	1,771	335,658
American Eagle Outfitters, Inc.	7,220	112,849
America’s Car-Mart, Inc.*	55	1,820
Asbury Automotive Group, Inc.*	1,150	93,323
Ascena Retail Group, Inc.*	1,307	18,180
AutoNation, Inc.*	2,962	172,329
Boot Barn Holdings, Inc.*	497	9,160
Buckle, Inc.	1,192	44,068
Build-A-Bear Workshop, Inc.*	43	812
Cabela’s, Inc.*	204	9,302
Caleres, Inc.	172	5,251
Cato Corp., Class A	173	5,887
Chico’s FAS, Inc.	5,971	93,924
Children’s Place, Inc.	223	12,860
Container Store Group, Inc.*	659	9,279
CST Brands, Inc.	2,658	89,468
Destination XL Group, Inc.*	265	1,540

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Dick’s Sporting Goods, Inc.	2,651	$131,516
DSW, Inc., Class A	179	4,531
Express, Inc.*	3,181	56,845
Finish Line, Inc., Class A	533	10,287
Five Below, Inc.*	21,300	715,254
Foot Locker, Inc.	5,033	362,225
Francesca’s Holdings Corp.*	1,781	21,782
GNC Holdings, Inc., Class A	3,628	146,644
Group 1 Automotive, Inc.	207	17,626
Hibbett Sports, Inc.*	1,042	36,480
Kirkland’s, Inc.	720	15,509
Lithia Motors, Inc., Class A	4,663	504,117
MarineMax, Inc.*	548	7,743
Mattress Firm Holding Corp.*	5,979	249,683
Men’s Wearhouse, Inc.	2,022	85,975
Michaels Cos., Inc.*	2,637	60,915
Monro Muffler Brake, Inc.	1,329	89,774
Murphy USA, Inc.*	119	6,539
Office Depot, Inc.*	4,047	25,982
Outerwall, Inc.	773	44,007
Party City Holdco, Inc.*	11,655	186,130
Penske Automotive Group, Inc.	672	32,552
Pier 1 Imports, Inc.	3,773	26,034
Restoration Hardware Holdings, Inc.*	1,397	130,354
Sally Beauty Holdings, Inc.*	6,391	151,786
Select Comfort Corp.*	16,639	364,061
Sportsman’s Warehouse Holdings, Inc.*	23,617	290,961
Tile Shop Holdings, Inc.*	29,333	351,409
Tractor Supply Co.	5,132	432,730
Ulta Salon Cosmetics & Fragrance, Inc.*	5,822	951,024
Urban Outfitters, Inc.*	3,695	108,559
Vitamin Shoppe, Inc.*	75	2,448
Williams-Sonoma, Inc.	3,813	291,123
Winmark Corp.	99	10,189
Zumiez, Inc.*	415	6,486

		6,959,506

Textiles, Apparel & Luxury Goods (2.0%)
Burberry Group plc	15,145	314,317
Carter’s, Inc.	2,187	198,230
Cherokee, Inc.*	323	5,013
Columbia Sportswear Co.	836	49,148
Crocs, Inc.*	2,478	32,028
Culp, Inc.	430	13,790
Deckers Outdoor Corp.*	709	41,164
Fossil Group, Inc.*	1,439	80,411
G-III Apparel Group Ltd.*	1,668	102,849
Kate Spade & Co.*	21,376	408,495
lululemon athletica, Inc.*	4,641	235,067
Oxford Industries, Inc.	612	45,215
Samsonite International S.A.	147,560	484,332
Sequential Brands Group, Inc.*	839	12,140
Skechers USA, Inc., Class A*	1,672	224,182
Steven Madden Ltd.*	2,356	86,277
Superior Uniform Group, Inc.	306	5,487
Tumi Holdings, Inc.*	13,341	235,068
Under Armour, Inc., Class A*	2,738	264,984
Unifi, Inc.*	37	1,103
Vince Holding Corp.*	635	2,178
Wolverine World Wide, Inc.	17,511	378,938

		3,220,416

Total Consumer Discretionary		33,219,328

Consumer Staples (2.9%)
Beverages (0.5%)
Boston Beer Co., Inc., Class A*	381	80,242
Castle Brands, Inc.*	2,719	3,589
Coca-Cola Bottling Co. Consolidated	177	34,228
Craft Brew Alliance, Inc.*	159	1,267
MGP Ingredients, Inc.	449	7,189
Monster Beverage Corp.*	5,123	692,322
National Beverage Corp.*	311	9,557

		828,394

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	1,624	167,142
Chefs’ Warehouse, Inc.*	786	11,130
Fairway Group Holdings Corp.*	293	308
Fresh Market, Inc.*	1,814	40,978
Ingles Markets, Inc., Class A	155	7,414
Natural Grocers by Vitamin Cottage, Inc.*	373	8,463
PriceSmart, Inc.	814	62,955
Rite Aid Corp.*	24,477	148,575
Smart & Final Stores, Inc.*	14,700	230,937
Sprouts Farmers Market, Inc.*	6,406	135,166
United Natural Foods, Inc.*	1,931	93,673

		906,741

Food Products (1.4%)
Alico, Inc.	11	446
Amplify Snack Brands, Inc.*	222	2,378
B&G Foods, Inc.	2,306	84,054
Blue Buffalo Pet Products, Inc.*	9,287	166,330
Boulder Brands, Inc.*	2,115	17,322
Calavo Growers, Inc.	616	27,498
Cal-Maine Foods, Inc.	1,309	71,484
Dean Foods Co.	1,807	29,852
Diamond Foods, Inc.*	1,042	32,156
Farmer Bros Co.*	320	8,720
Flowers Foods, Inc.	6,290	155,615
Freshpet, Inc.*	14,956	157,038
Hain Celestial Group, Inc.*	4,277	220,693
Ingredion, Inc.	370	32,305
Inventure Foods, Inc.*	811	7,202
J&J Snack Foods Corp.	586	66,605
John B. Sanfilippo & Son, Inc.	90	4,613
Lancaster Colony Corp.	503	49,032
Landec Corp.*	225	2,626
Lifeway Foods, Inc.*	210	2,201
Limoneira Co.	450	7,529
Nomad Foods Ltd.*	31,664	493,958
Pilgrim’s Pride Corp.	299	6,213
Seaboard Corp.*	1	3,079
Tootsie Roll Industries, Inc.	281	8,792
TreeHouse Foods, Inc.*	4,329	336,753
WhiteWave Foods Co.*	7,298	293,015

		2,287,509

Household Products (0.1%)
Central Garden & Pet Co., Class A*	168	2,706
HRG Group, Inc.*	1,453	17,044
Orchids Paper Products Co.	104	2,714
Spectrum Brands Holdings, Inc.	1,060	97,001
WD-40 Co.	610	54,333

		173,798

Personal Products (0.2%)
Coty, Inc., Class A	3,485	94,304
Herbalife Ltd.*	2,625	143,062
Inter Parfums, Inc.	285	7,071
Medifast, Inc.*	457	12,275
Natural Health Trends Corp.	339	11,079

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nu Skin Enterprises, Inc., Class A	515	$21,259
Revlon, Inc., Class A*	126	3,711
Synutra International, Inc.*	702	3,335
USANA Health Sciences, Inc.*	246	32,971

		329,067

Tobacco (0.1%)
Vector Group Ltd.	3,594	81,264

Total Consumer Staples		4,606,773

Energy (1.8%)
Energy Equipment & Services (0.4%)
Fairmount Santrol Holdings, Inc.*	2,411	6,510
ION Geophysical Corp.*	916	357
Oceaneering International, Inc.	6,936	272,446
PHI, Inc. (Non-Voting)*	24	453
RigNet, Inc.*	7,323	186,737
RPC, Inc.	278	2,460
Superior Energy Services, Inc.	6,900	87,147
U.S. Silica Holdings, Inc.	2,231	31,435

		587,545

Oil, Gas & Consumable Fuels (1.4%)
Callon Petroleum Co.*	36,600	266,814
Carrizo Oil & Gas, Inc.*	115	3,512
Concho Resources, Inc.*	3,972	390,448
CVR Energy, Inc.	223	9,154
Delek U.S. Holdings, Inc.	1,315	36,426
Diamondback Energy, Inc.	2,849	184,045
Energen Corp.	3,855	192,210
Energy Fuels, Inc.*	929	2,703
Evolution Petroleum Corp.	986	5,472
Hallador Energy Co.	114	792
Isramco, Inc.*	38	3,775
Magnum Hunter Resources Corp.*	8,536	2,902
Matador Resources Co.*	11,920	247,221
Memorial Resource Development Corp.*	3,442	60,510
Panhandle Oil and Gas, Inc., Class A	324	5,236
Par Petroleum Corp.*	598	12,456
Parsley Energy, Inc., Class A*	1,398	21,068
Pioneer Natural Resources Co.	2,018	245,470
Rex Energy Corp.*	51,212	106,009
Sanchez Energy Corp.*	18,536	113,996
SemGroup Corp., Class A	1,835	79,345
Solazyme, Inc.*	3,415	8,879
Synergy Resources Corp.*	470	4,606
Targa Resources Corp.	1,142	58,836
Teekay Corp.	762	22,586
Ultra Petroleum Corp.*	3,122	19,950
Uranium Energy Corp.*	3,768	3,768
Western Refining, Inc.	2,954	130,331
World Fuel Services Corp.	548	19,618

		2,258,138

Total Energy		2,845,683

Financials (8.5%)
Banks (1.9%)
Bank of the Ozarks, Inc.	3,263	142,789
BNC Bancorp	105	2,334
Cardinal Financial Corp.	57	1,311
Eagle Bancorp, Inc.*	938	42,679
First Financial Bankshares, Inc.	1,536	48,814
First Republic Bank/California	6,041	379,194
Hilltop Holdings, Inc.*	1,138	22,544
Home BancShares, Inc./Arkansas	1,941	78,610
IBERIABANK Corp.	4,679	272,365
Pinnacle Financial Partners, Inc.	107	5,287
Renasant Corp.	113	3,712
Signature Bank/New York*	5,350	735,946
South State Corp.	50	3,843
Square 1 Financial, Inc., Class A*	3,235	83,059
SVB Financial Group*	4,898	565,915
Talmer Bancorp, Inc., Class A	17,200	286,380
Texas Capital Bancshares, Inc.*	138	7,234
Western Alliance Bancorp*	11,344	348,374

		3,030,390

Capital Markets (2.7%)
Affiliated Managers Group, Inc.*	2,065	353,094
Artisan Partners Asset Management, Inc., Class A	1,481	52,176
Ashford, Inc.*	43	2,728
BGC Partners, Inc., Class A	7,650	62,883
Cohen & Steers, Inc.	817	22,427
Cowen Group, Inc., Class A*	268	1,222
Diamond Hill Investment Group, Inc.	124	23,069
Eaton Vance Corp.	4,782	159,814
Evercore Partners, Inc., Class A	7,475	375,544
Federated Investors, Inc., Class B	3,919	113,259
Fifth Street Asset Management, Inc.	230	1,718
Financial Engines, Inc.	2,163	63,744
GAMCO Investors, Inc., Class A	269	14,768
Greenhill & Co., Inc.	1,219	34,705
HFF, Inc., Class A	1,581	53,375
Houlihan Lokey, Inc.*	7,309	159,336
INTL FCStone, Inc.*	165	4,074
Investment Technology Group, Inc.	185	2,468
Janus Capital Group, Inc.	515	7,004
Julius Baer Group Ltd.*	6,298	286,547
KCG Holdings, Inc., Class A*	222	2,435
Ladenburg Thalmann Financial Services, Inc.*	504	1,063
Lazard Ltd., Class A	14,329	620,446
Legg Mason, Inc.	1,340	55,757
LPL Financial Holdings, Inc.	3,331	132,474
Medley Management, Inc., Class A	252	1,668
Moelis & Co., Class A	637	16,728
Northern Trust Corp.	7,558	515,153
NorthStar Asset Management Group, Inc.	8,103	116,359
OM Asset Management plc	1,056	16,284
Pzena Investment Management, Inc., Class A	511	4,548
SEI Investments Co.	5,806	280,023
Stifel Financial Corp.*	6,036	254,116
Virtu Financial, Inc., Class A	789	18,084
Virtus Investment Partners, Inc.	2,145	215,573
Waddell & Reed Financial, Inc., Class A	3,308	115,019
Westwood Holdings Group, Inc.	309	16,794
WisdomTree Investments, Inc.	4,771	76,956
ZAIS Group Holdings, Inc.*	148	1,394

		4,254,829

Consumer Finance (0.6%)
Credit Acceptance Corp.*	356	70,086
Encore Capital Group, Inc.*	194	7,178
Enova International, Inc.*	960	9,811
First Cash Financial Services, Inc.*	1,090	43,666
LendingClub Corp.*	28,110	371,895
PRA Group, Inc.*	6,326	334,772
SLM Corp.*	16,382	121,227
World Acceptance Corp.*	204	5,475

		964,110

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	3,410	$228,743
GAIN Capital Holdings, Inc.	197	1,434
MarketAxess Holdings, Inc.	1,564	145,265
MSCI, Inc.	4,683	278,451
On Deck Capital, Inc.*	477	4,722

		658,615

Insurance (0.2%)
AmTrust Financial Services, Inc.	104	6,550
Arthur J. Gallagher & Co.	3,880	160,166
Atlas Financial Holdings, Inc.*	226	4,181
Crawford & Co., Class B	328	1,840
eHealth, Inc.*	740	9,479
Employers Holdings, Inc.	806	17,966
Erie Indemnity Co., Class A	1,018	84,433
HCI Group, Inc.	59	2,287
Heritage Insurance Holdings, Inc.*	672	13,259
Maiden Holdings Ltd.	288	3,997
National General Holdings Corp.	174	3,356
National Interstate Corp.	54	1,441
Patriot National, Inc.*	352	5,572
State National Cos., Inc.	122	1,141
Third Point Reinsurance Ltd.*	259	3,484
Universal Insurance Holdings, Inc.	1,351	39,909

		359,061

Real Estate Investment Trusts (REITs) (2.0%)
Alexander’s, Inc. (REIT)	85	31,790
American Assets Trust, Inc. (REIT)	1,250	51,075
CareTrust REIT, Inc. (REIT)	2,007	22,779
Columbia Property Trust, Inc. (REIT)	651	15,103
CoreSite Realty Corp. (REIT)	1,018	52,366
CubeSmart (REIT)	5,455	148,431
CyrusOne, Inc. (REIT)	2,495	81,487
DuPont Fabros Technology, Inc. (REIT)	939	24,301
Easterly Government Properties, Inc. (REIT)	645	10,288
EastGroup Properties, Inc. (REIT)	281	15,225
Empire State Realty Trust, Inc. (REIT), Class A	2,263	38,539
Equinix, Inc. (REIT)	1,441	393,969
Equity LifeStyle Properties, Inc. (REIT)	3,433	201,071
Equity One, Inc. (REIT)	259	6,304
Extra Space Storage, Inc. (REIT)	5,051	389,735
Federal Realty Investment Trust (REIT)	2,825	385,471
Gaming and Leisure Properties, Inc. (REIT)	529	15,711
Healthcare Trust of America, Inc. (REIT), Class A	539	13,211
Inland Real Estate Corp. (REIT)	1,326	10,741
Iron Mountain, Inc. (REIT)	3,302	102,428
Lamar Advertising Co. (REIT), Class A	3,363	175,481
National Health Investors, Inc. (REIT)	554	31,849
National Storage Affiliates Trust (REIT)	920	12,466
Omega Healthcare Investors, Inc. (REIT)	2,089	73,428
Plum Creek Timber Co., Inc. (REIT)	3,018	119,241
Post Properties, Inc. (REIT)	771	44,942
Potlatch Corp. (REIT)	1,264	36,391
PS Business Parks, Inc. (REIT)	92	7,303
QTS Realty Trust, Inc. (REIT), Class A	1,125	49,151
RLJ Lodging Trust (REIT)	2,028	51,248
Ryman Hospitality Properties, Inc. (REIT)	1,827	89,943
Sabra Health Care REIT, Inc. (REIT)	448	10,385
Saul Centers, Inc. (REIT)	279	14,438
Sovran Self Storage, Inc. (REIT)	1,305	123,062
Sun Communities, Inc. (REIT)	323	21,886
Tanger Factory Outlet Centers, Inc. (REIT)	4,020	132,539
Taubman Centers, Inc. (REIT)	974	67,284
Universal Health Realty Income Trust (REIT)	356	16,711
Urban Edge Properties (REIT)	3,523	76,062
Urstadt Biddle Properties, Inc. (REIT), Class A	182	3,411

		3,167,246

Real Estate Management & Development (0.5%)
Altisource Asset Management Corp.*	32	767
Altisource Portfolio Solutions S.A.*	551	13,136
CBRE Group, Inc., Class A*	12,548	401,536
Consolidated-Tomoka Land Co.	55	2,739
Howard Hughes Corp.*	672	77,105
Jones Lang LaSalle, Inc.	1,331	191,358
Kennedy-Wilson Holdings, Inc.	365	8,092
Marcus & Millichap, Inc.*	571	26,260
Realogy Holdings Corp.*	2,246	84,517

		805,510

Thrifts & Mortgage Finance (0.2%)
BofI Holding, Inc.*	638	82,194
Essent Group Ltd.*	2,324	57,751
HomeStreet, Inc.*	297	6,861
Impac Mortgage Holdings, Inc.*	331	5,412
LendingTree, Inc.*	241	22,420
Meridian Bancorp, Inc.	350	4,784
MGIC Investment Corp.*	6,377	59,051
Stonegate Mortgage Corp.*	107	761
United Financial Bancorp, Inc.	426	5,559
Walker & Dunlop, Inc.*	550	14,344

		259,137

Total Financials		13,498,898

Health Care (20.5%)
Biotechnology (5.5%)
Abeona Therapeutics, Inc.*	462	1,871
ACADIA Pharmaceuticals, Inc.*	6,540	216,278
Acceleron Pharma, Inc.*	908	22,609
Achillion Pharmaceuticals, Inc.*	4,915	33,963
Acorda Therapeutics, Inc.*	1,636	43,370
Aduro Biotech, Inc.*	2,850	55,204
Advaxis, Inc.*	1,280	13,094
Aegerion Pharmaceuticals, Inc.*	1,052	14,307
Affimed N.V.*	638	3,936
Agenus, Inc.*	2,558	11,767
Agios Pharmaceuticals, Inc.*	2,277	160,733
Aimmune Therapeutics, Inc.*	403	10,204
Alder Biopharmaceuticals, Inc.*	5,406	177,101
Alkermes plc*	5,121	300,449
Alnylam Pharmaceuticals, Inc.*	1,560	125,362
AMAG Pharmaceuticals, Inc.*	851	33,810
Amicus Therapeutics, Inc.*	4,836	67,656
Anacor Pharmaceuticals, Inc.*	3,567	419,872
Anthera Pharmaceuticals, Inc.*	1,665	10,140
Applied Genetic Technologies Corp.*	364	4,783
Ardelyx, Inc.*	689	11,906

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Arena Pharmaceuticals, Inc.*	10,091	$19,274
ARIAD Pharmaceuticals, Inc.*	6,950	40,588
Array BioPharma, Inc.*	4,820	21,979
Arrowhead Research Corp.*	1,362	7,845
Asterias Biotherapeutics, Inc.*	431	1,668
Atara Biotherapeutics, Inc.*	697	21,914
aTyr Pharma, Inc.*	255	2,616
Avalanche Biotechnologies, Inc.*	816	6,724
Axovant Sciences Ltd.*	366	4,729
Bellicum Pharmaceuticals, Inc.*	347	5,042
BioCryst Pharmaceuticals, Inc.*	2,438	27,793
BioSpecifics Technologies Corp.*	208	9,056
BioTime, Inc.*	2,254	6,762
Bluebird Bio, Inc.*	1,489	127,384
Blueprint Medicines Corp.*	392	8,365
Cara Therapeutics, Inc.*	830	11,861
Catalyst Pharmaceuticals, Inc.*	3,236	9,708
Celldex Therapeutics, Inc.*	19,390	204,371
Cellular Biomedicine Group, Inc.*	410	6,941
Cepheid, Inc.*	3,005	135,826
ChemoCentryx, Inc.*	1,156	6,994
Chiasma, Inc.*	1,979	39,343
Chimerix, Inc.*	1,895	72,389
Cidara Therapeutics, Inc.*	202	2,569
Clovis Oncology, Inc.*	1,156	106,306
Coherus Biosciences, Inc.*	984	19,719
Concert Pharmaceuticals, Inc.*	640	12,013
CorMedix, Inc.*	1,299	2,585
CTI BioPharma Corp.*	6,812	9,946
Curis, Inc.*	4,631	9,355
Cytokinetics, Inc.*	734	4,910
CytRx Corp.*	2,704	6,408
DBV Technologies S.A. (ADR)*	3,872	137,804
Dicerna Pharmaceuticals, Inc.*	627	5,148
Dyax Corp.*	15,228	290,703
Dynavax Technologies Corp.*	1,487	36,491
Eagle Pharmaceuticals, Inc.*	363	26,873
Emergent BioSolutions, Inc.*	900	25,641
Enanta Pharmaceuticals, Inc.*	671	24,250
Epizyme, Inc.*	1,211	15,573
Esperion Therapeutics, Inc.*	550	12,974
Exact Sciences Corp.*	7,200	129,528
Exelixis, Inc.*	9,400	52,734
Fibrocell Science, Inc.*	1,013	3,900
FibroGen, Inc.*	2,001	43,862
Five Prime Therapeutics, Inc.*	899	13,836
Flexion Therapeutics, Inc.*	579	8,604
Foundation Medicine, Inc.*	501	9,243
Galena Biopharma, Inc.*	6,708	10,599
Genocea Biosciences, Inc.*	768	5,261
Genomic Health, Inc.*	743	15,722
Geron Corp.*	6,231	17,198
Global Blood Therapeutics, Inc.*	251	10,582
Halozyme Therapeutics, Inc.*	9,740	130,808
Heron Therapeutics, Inc.*	8,550	208,620
Idera Pharmaceuticals, Inc.*	3,169	10,616
Ignyta, Inc.*	454	3,986
Immune Design Corp.*	471	5,746
ImmunoGen, Inc.*	3,604	34,598
Immunomedics, Inc.*	3,698	6,361
Incyte Corp.*	2,062	227,500
Infinity Pharmaceuticals, Inc.*	2,038	17,221
Inovio Pharmaceuticals, Inc.*	2,677	15,473
Insmed, Inc.*	2,575	47,818
Insys Therapeutics, Inc.*	987	28,090
Intercept Pharmaceuticals, Inc.*	667	110,629
Intrexon Corp.*	1,939	61,660
Invitae Corp.*	249	1,798
Ironwood Pharmaceuticals, Inc.*	5,267	54,882
Isis Pharmaceuticals, Inc.*	11,049	446,601
Juno Therapeutics, Inc.*	499	20,304
Karyopharm Therapeutics, Inc.*	12,863	135,447
Keryx Biopharmaceuticals, Inc.*	18,435	64,891
Kite Pharma, Inc.*	1,207	67,206
KYTHERA Biopharmaceuticals, Inc.*	1,079	80,903
La Jolla Pharmaceutical Co.*	557	15,479
Lexicon Pharmaceuticals, Inc.*	691	7,421
Ligand Pharmaceuticals, Inc.*	736	63,038
Lion Biotechnologies, Inc.*	1,876	10,806
MacroGenics, Inc.*	1,306	27,975
MannKind Corp.*	10,316	33,114
Medgenics, Inc.*	685	5,357
Merrimack Pharmaceuticals, Inc.*	4,349	37,010
MiMedx Group, Inc.*	4,551	43,917
Mirati Therapeutics, Inc.*	488	16,797
Momenta Pharmaceuticals, Inc.*	2,555	41,928
Myriad Genetics, Inc.*	2,909	109,029
NantKwest, Inc.*	1,845	21,144
Natera, Inc.*	6,681	72,489
Navidea Biopharmaceuticals, Inc.*	5,280	12,038
Neurocrine Biosciences, Inc.*	3,557	141,533
NewLink Genetics Corp.*	871	31,217
Nivalis Therapeutics, Inc.*	171	2,218
Northwest Biotherapeutics, Inc.*	2,004	12,525
Novavax, Inc.*	11,213	79,276
Ocata Therapeutics, Inc.*	1,265	5,288
OncoMed Pharmaceuticals, Inc.*	706	11,713
Oncothyreon, Inc.*	4,253	11,653
Ophthotech Corp.*	2,891	117,143
OPKO Health, Inc.*	12,669	106,546
Orexigen Therapeutics, Inc.*	4,340	9,157
Organovo Holdings, Inc.*	3,725	9,983
Osiris Therapeutics, Inc.*	744	13,742
Otonomy, Inc.*	615	10,953
OvaScience, Inc.*	983	8,346
Peregrine Pharmaceuticals, Inc.*	7,190	7,334
Pfenex, Inc.*	7,980	119,780
Portola Pharmaceuticals, Inc.*	1,915	81,617
Progenics Pharmaceuticals, Inc.*	2,903	16,605
Proteon Therapeutics, Inc.*	315	4,382
Prothena Corp. plc*	1,309	59,350
PTC Therapeutics, Inc.*	4,407	117,667
Puma Biotechnology, Inc.*	1,047	78,902
Radius Health, Inc.*	1,377	95,440
Raptor Pharmaceutical Corp.*	3,340	20,207
Regeneron Pharmaceuticals, Inc.*	591	274,898
Regulus Therapeutics, Inc.*	1,181	7,724
Repligen Corp.*	1,354	37,709
Retrophin, Inc.*	1,465	29,681
Rigel Pharmaceuticals, Inc.*	2,924	7,222
Sage Therapeutics, Inc.*	5,040	213,293
Sangamo BioSciences, Inc.*	2,858	16,119
Sarepta Therapeutics, Inc.*	1,716	55,101
Seattle Genetics, Inc.*	4,349	167,697
Seres Therapeutics, Inc.*	244	7,232
Sorrento Therapeutics, Inc.*	1,186	9,951
Spark Therapeutics, Inc.*	338	14,105
Spectrum Pharmaceuticals, Inc.*	675	4,036
Stemline Therapeutics, Inc.*	114	1,007
Synergy Pharmaceuticals, Inc.*	4,185	22,180
Synta Pharmaceuticals Corp.*	3,746	6,518

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
T2 Biosystems, Inc.*	376	$3,294
TESARO, Inc.*	4,100	164,410
TG Therapeutics, Inc.*	1,475	14,868
Threshold Pharmaceuticals, Inc.*	2,381	9,691
Tobira Therapeutics, Inc.*	74	715
Tokai Pharmaceuticals, Inc.*	191	1,977
Trevena, Inc.*	1,224	12,668
Trovagene, Inc.*	1,226	6,976
Ultragenyx Pharmaceutical, Inc.*	1,598	153,903
United Therapeutics Corp.*	1,925	252,637
Vanda Pharmaceuticals, Inc.*	1,379	15,555
Verastem, Inc.*	119	213
Versartis, Inc.*	74	853
Vitae Pharmaceuticals, Inc.*	551	6,066
Vital Therapies, Inc.*	698	2,820
vTv Therapeutics, Inc., Class A*	363	2,367
XBiotech, Inc.*	168	2,510
Xencor, Inc.*	1,191	14,566
XOMA Corp.*	3,047	2,290
Zafgen, Inc.*	3,688	117,832
ZIOPHARM Oncology, Inc.*	4,795	43,203

		8,783,088

Health Care Equipment & Supplies (6.5%)
Abaxis, Inc.	949	41,747
ABIOMED, Inc.*	1,747	162,052
Accuray, Inc.*	3,217	16,069
Alere, Inc.*	2,288	110,167
Align Technology, Inc.*	11,017	625,325
Analogic Corp.	47	3,856
Anika Therapeutics, Inc.*	483	15,374
Antares Pharma, Inc.*	6,432	10,934
AtriCure, Inc.*	893	19,566
Atrion Corp.	60	22,498
Becton, Dickinson and Co.	3,980	527,987
Boston Scientific Corp.*	28,061	460,481
Cantel Medical Corp.	1,427	80,911
Cardiovascular Systems, Inc.*	1,257	19,911
Cerus Corp.*	3,379	15,341
ConforMIS, Inc.*	3,778	68,231
Cooper Cos., Inc.	1,367	203,492
Corindus Vascular Robotics, Inc.*	919	2,840
Cutera, Inc.*	400	5,232
Cyberonics, Inc.*	1,094	66,493
Cynosure, Inc., Class A*	853	25,624
DENTSPLY International, Inc.	1,504	76,057
DexCom, Inc.*	14,318	1,229,343
EndoChoice Holdings, Inc.*	180	2,045
Endologix, Inc.*	2,822	34,598
Entellus Medical, Inc.*	195	3,514
GenMark Diagnostics, Inc.*	1,749	13,765
Glaukos Corp.*	177	4,282
Globus Medical, Inc., Class A*	2,881	59,521
Greatbatch, Inc.*	5,670	319,901
Haemonetics Corp.*	1,039	33,580
HeartWare International, Inc.*	12,226	639,542
Hill-Rom Holdings, Inc.	2,182	113,442
Hologic, Inc.*	18,984	742,844
ICU Medical, Inc.*	382	41,829
IDEXX Laboratories, Inc.*	3,863	286,828
Inogen, Inc.*	659	31,994
Insulet Corp.*	15,658	405,699
Integra LifeSciences Holdings Corp.*	515	30,668
Intuitive Surgical, Inc.*	1,153	529,896
InVivo Therapeutics Holdings Corp.*	1,108	9,551
Invuity, Inc.*	165	2,313
iRadimed Corp.*	115	2,801
K2M Group Holdings, Inc.*	734	13,652
Lantheus Holdings, Inc.*	407	1,750
LDR Holding Corp.*	1,040	35,911
LeMaitre Vascular, Inc.	173	2,109
Masimo Corp.*	1,720	66,323
Meridian Bioscience, Inc.	1,474	25,205
Natus Medical, Inc.*	1,382	54,520
Neogen Corp.*	7,537	339,090
Nevro Corp.*	12,988	602,513
NuVasive, Inc.*	2,026	97,694
NxStage Medical, Inc.*	2,586	40,781
OraSure Technologies, Inc.*	137	608
Oxford Immunotec Global plc*	783	10,570
Penumbra, Inc.*	572	22,937
Quidel Corp.*	505	9,534
ResMed, Inc.	5,882	299,747
Rockwell Medical, Inc.*	1,912	14,742
RTI Surgical, Inc.*	1,972	11,201
SeaSpine Holdings Corp.*	159	2,576
Second Sight Medical Products, Inc.*	490	2,906
Sientra, Inc.*	277	2,812
Sirona Dental Systems, Inc.*	6,233	581,788
Spectranetics Corp.*	21,555	254,133
STAAR Surgical Co.*	1,575	12,222
STERIS Corp.	2,505	162,750
SurModics, Inc.*	102	2,228
Tandem Diabetes Care, Inc.*	11,222	98,866
Thoratec Corp.*	2,260	142,968
Tornier N.V.*	829	16,903
Unilife Corp.*	4,199	4,115
Utah Medical Products, Inc.	154	8,296
Vascular Solutions, Inc.*	723	23,432
Veracyte, Inc.*	550	2,580
West Pharmaceutical Services, Inc.	3,014	163,118
Wright Medical Group, Inc.*	1,069	22,470
Zeltiq Aesthetics, Inc.*	1,348	43,176

		10,314,370

Health Care Providers & Services (3.0%)
AAC Holdings, Inc.*	332	7,387
Acadia Healthcare Co., Inc.*	9,316	617,371
Aceto Corp.	1,056	28,987
Addus HomeCare Corp.*	18	561
Adeptus Health, Inc., Class A*	2,860	230,974
Air Methods Corp.*	1,659	56,555
Alliance HealthCare Services, Inc.*	56	547
Amedisys, Inc.*	938	35,616
AMN Healthcare Services, Inc.*	1,990	59,720
Amsurg Corp.*	499	38,777
BioTelemetry, Inc.*	1,123	13,745
Brookdale Senior Living, Inc.*	1,674	38,435
Capital Senior Living Corp.*	1,236	24,782
Centene Corp.*	4,953	268,601
Chemed Corp.	716	95,565
Civitas Solutions, Inc.*	491	11,254
CorVel Corp.*	360	11,628
Cross Country Healthcare, Inc.*	821	11,174
Diplomat Pharmacy, Inc.*	11,415	327,953
Ensign Group, Inc.	992	42,289
Envision Healthcare Holdings, Inc.*	19,383	713,101
ExamWorks Group, Inc.*	1,731	50,614
Genesis Healthcare, Inc.*	758	4,647
Health Net, Inc.*	535	32,218
HealthEquity, Inc.*	8,715	257,528
HealthSouth Corp.	3,809	146,151
IPC Healthcare, Inc.*	439	34,106
Landauer, Inc.	399	14,759

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
LHC Group, Inc.*	34	$1,522
LifePoint Health, Inc.*	185	13,116
MEDNAX, Inc.*	2,195	168,554
Molina Healthcare, Inc.*	1,632	112,363
National Research Corp., Class A	342	4,083
National Research Corp., Class B	42	1,386
Nobilis Health Corp.*	1,322	6,901
Patterson Cos., Inc.	1,980	85,635
Premier, Inc., Class A*	11,485	394,739
Providence Service Corp.*	573	24,971
RadNet, Inc.*	1,318	7,315
Select Medical Holdings Corp.	4,129	44,552
Surgical Care Affiliates, Inc.*	856	27,983
Team Health Holdings, Inc.*	3,016	162,954
Teladoc, Inc.*	130	2,898
Tenet Healthcare Corp.*	4,137	152,738
Trupanion, Inc.*	544	4,107
U.S. Physical Therapy, Inc.	511	22,939
VCA, Inc.*	3,148	165,742
WellCare Health Plans, Inc.*	1,842	158,744

		4,738,287

Health Care Technology (1.4%)
Allscripts Healthcare Solutions, Inc.*	2,355	29,202
athenahealth, Inc.*	4,256	567,538
Castlight Health, Inc., Class B*	1,387	5,825
Cerner Corp.*	10,714	642,411
Computer Programs & Systems, Inc.	472	19,885
Connecture, Inc.*	276	1,259
Evolent Health, Inc., Class A*	197	3,144
HealthStream, Inc.*	5,650	123,226
HMS Holdings Corp.*	3,698	32,431
Imprivata, Inc.*	368	6,539
Inovalon Holdings, Inc., Class A*	1,064	22,163
MedAssets, Inc.*	2,420	48,545
Medidata Solutions, Inc.*	2,314	97,443
Merge Healthcare, Inc.*	2,935	20,839
Omnicell, Inc.*	1,516	47,148
Press Ganey Holdings, Inc.*	428	12,665
Quality Systems, Inc.	2,093	26,121
Veeva Systems, Inc., Class A*	23,912	559,780
Vocera Communications, Inc.*	712	8,124

		2,274,288

Life Sciences Tools & Services (1.4%)
Accelerate Diagnostics, Inc.*	896	14,497
Affymetrix, Inc.*	913	7,797
Albany Molecular Research, Inc.*	1,045	18,204
Bio-Techne Corp.	648	59,914
Bruker Corp.*	4,645	76,317
Cambrex Corp.*	1,333	52,893
Charles River Laboratories International, Inc.*	1,985	126,087
Fluidigm Corp.*	9,481	76,891
Furiex Pharmaceuticals, Inc.*†	311	2,279
ICON plc*	5,696	404,245
Illumina, Inc.*	1,456	255,994
INC Research Holdings, Inc., Class A*	543	21,720
Luminex Corp.*	137	2,317
Mettler-Toledo International, Inc.*	1,164	331,437
NanoString Technologies, Inc.*	524	8,384
NeoGenomics, Inc.*	2,216	12,698
Pacific Biosciences of California, Inc.*	2,538	9,289
PAREXEL International Corp.*	7,941	491,707
PerkinElmer, Inc.	740	34,010
PRA Health Sciences, Inc.*	834	32,384
Quintiles Transnational Holdings, Inc.*	3,089	214,902
Sequenom, Inc.*	4,870	8,523
VWR Corp.*	646	16,596

		2,279,085

Pharmaceuticals (2.7%)
Aerie Pharmaceuticals, Inc.*	874	15,505
Agile Therapeutics, Inc.*	459	3,094
Akorn, Inc.*	7,538	214,871
Alimera Sciences, Inc.*	1,163	2,570
Allergan plc*	1,838	499,587
Amphastar Pharmaceuticals, Inc.*	939	10,977
ANI Pharmaceuticals, Inc.*	330	13,038
Aratana Therapeutics, Inc.*	21,845	184,809
Assembly Biosciences, Inc.*	585	5,593
BioDelivery Sciences International, Inc.*	1,970	10,953
Carbylan Therapeutics, Inc.*	513	1,831
Catalent, Inc.*	1,857	45,125
Cempra, Inc.*	1,349	37,556
Collegium Pharmaceutical, Inc.*	3,017	66,706
Corcept Therapeutics, Inc.*	2,604	9,791
Corium International, Inc.*	4,819	45,058
Depomed, Inc.*	2,542	47,917
Dermira, Inc.*	218	5,088
Durect Corp.*	4,817	9,393
Eisai Co., Ltd.	5,300	314,364
Flex Pharma, Inc.*	257	3,087
Foamix Pharmaceuticals Ltd.*	6,083	44,588
GW Pharmaceuticals plc (ADR)*	1,155	105,532
Heska Corp.*	267	8,138
IGI Laboratories, Inc.*	1,783	11,661
Impax Laboratories, Inc.*	11,450	403,154
Intersect ENT, Inc.*	696	16,286
Intra-Cellular Therapies, Inc.*	920	36,837
Jazz Pharmaceuticals plc*	1,082	143,700
Lannett Co., Inc.*	1,122	46,585
Medicines Co.*	310	11,768
Mylan N.V.*	11,619	467,781
Nektar Therapeutics*	5,542	60,740
Neos Therapeutics, Inc.*	3,308	69,501
Ocular Therapeutix, Inc.*	626	8,802
Omeros Corp.*	1,460	16,002
Ono Pharmaceutical Co., Ltd.	3,107	369,559
Pacira Pharmaceuticals, Inc.*	1,533	63,006
Paratek Pharmaceuticals, Inc.	506	9,614
Pernix Therapeutics Holdings, Inc.*	1,897	5,994
Phibro Animal Health Corp., Class A	735	23,248
POZEN, Inc.*	1,154	6,734
Prestige Brands Holdings, Inc.*	2,225	100,481
Relypsa, Inc.*	1,376	25,470
Revance Therapeutics, Inc.*	10,564	314,385
Sagent Pharmaceuticals, Inc.*	8,582	131,562
SciClone Pharmaceuticals, Inc.*	2,078	14,421
Sucampo Pharmaceuticals, Inc., Class A*	1,069	21,241
Supernus Pharmaceuticals, Inc.*	1,480	20,764
Tetraphase Pharmaceuticals, Inc.*	1,513	11,287
TherapeuticsMD, Inc.*	13,067	76,573
Theravance, Inc.	3,110	22,330
VIVUS, Inc.*	4,464	7,321
XenoPort, Inc.*	2,525	8,762
Zogenix, Inc.*	985	13,297
ZS Pharma, Inc.*	770	50,558

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Zynerba Pharmaceuticals, Inc.*	145	$2,075

		4,296,670

Total Health Care		32,685,788

Industrials (16.3%)
Aerospace & Defense (2.1%)
Aerojet Rocketdyne Holdings, Inc.*	1,242	20,096
Astronics Corp.*	7,242	292,794
B/E Aerospace, Inc.	4,325	189,868
BWX Technologies, Inc.	880	23,197
Curtiss-Wright Corp.	113	7,053
DigitalGlobe, Inc.*	29,224	555,840
HEICO Corp.	822	40,179
HEICO Corp., Class A	1,648	74,836
Hexcel Corp.	15,658	702,418
Huntington Ingalls Industries, Inc.	2,026	217,086
KEYW Holding Corp.*	30,303	186,363
Moog, Inc., Class A*	146	7,894
Sparton Corp.*	246	5,264
Spirit AeroSystems Holdings, Inc., Class A*	5,447	263,308
TASER International, Inc.*	2,238	49,292
Teledyne Technologies, Inc.*	381	34,404
Textron, Inc.	7,778	292,764
TransDigm Group, Inc.*	2,104	446,911
Vectrus, Inc.*	415	9,147

		3,418,714

Air Freight & Logistics (0.5%)
Echo Global Logistics, Inc.*	1,242	24,343
Expeditors International of Washington, Inc.	7,772	365,673
Forward Air Corp.	1,297	53,812
Hub Group, Inc., Class A*	8,900	324,049
Park-Ohio Holdings Corp.	366	10,563
Radiant Logistics, Inc.*	1,046	4,665
XPO Logistics, Inc.*	2,465	58,741

		841,846

Airlines (0.8%)
Alaska Air Group, Inc.	5,393	428,474
Allegiant Travel Co.	1,882	406,982
Hawaiian Holdings, Inc.*	1,998	49,311
JetBlue Airways Corp.*	4,889	125,990
Spirit Airlines, Inc.*	5,550	262,515
Virgin America, Inc.*	984	33,682

		1,306,954

Building Products (1.1%)
A.O. Smith Corp.	3,087	201,242
AAON, Inc.	1,711	33,159
Advanced Drainage Systems, Inc.	1,409	40,762
Allegion plc	3,986	229,833
American Woodmark Corp.*	535	34,705
Apogee Enterprises, Inc.	1,219	54,428
Armstrong World Industries, Inc.*	1,030	49,172
Builders FirstSource, Inc.*	2,145	27,199
Continental Building Products, Inc.*	1,316	27,031
Fortune Brands Home & Security, Inc.	12,454	591,191
Griffon Corp.	349	5,504
Insteel Industries, Inc.	701	11,272
Lennox International, Inc.	1,688	191,301
Masonite International Corp.*	1,260	76,331
NCI Building Systems, Inc.*	1,175	12,420
Nortek, Inc.*	406	25,704
Patrick Industries, Inc.*	536	21,167
PGT, Inc.*	1,934	23,749
Ply Gem Holdings, Inc.*	904	10,577
Quanex Building Products Corp.	117	2,126
Simpson Manufacturing Co., Inc.	112	3,751
Trex Co., Inc.*	1,343	44,762
USG Corp.*	3,837	102,141

		1,819,527

Commercial Services & Supplies (2.2%)
ARC Document Solutions, Inc.*	1,788	10,639
Brink’s Co.	2,032	54,884
Casella Waste Systems, Inc., Class A*	332	1,926
CECO Environmental Corp.	278	2,277
Cintas Corp.	3,920	336,140
Clean Harbors, Inc.*	1,661	73,034
Copart, Inc.*	5,144	169,238
Covanta Holding Corp.	4,791	83,603
Deluxe Corp.	1,147	63,934
G&K Services, Inc., Class A	604	40,238
Healthcare Services Group, Inc.	2,962	99,819
Heritage-Crystal Clean, Inc.*	48	493
Herman Miller, Inc.	2,493	71,898
HNI Corp.	1,857	79,665
InnerWorkings, Inc.*	599	3,744
Interface, Inc.	17,515	393,037
KAR Auction Services, Inc.	1,998	70,929
Kimball International, Inc., Class B	486	4,597
Knoll, Inc.	2,038	44,795
Matthews International Corp., Class A	70	3,428
Mobile Mini, Inc.	8,825	271,722
MSA Safety, Inc.	791	31,616
Multi-Color Corp.	531	40,616
Pitney Bowes, Inc.	3,288	65,267
R.R. Donnelley & Sons Co.	4,586	66,772
Rollins, Inc.	3,973	106,754
SP Plus Corp.*	654	15,140
Steelcase, Inc., Class A	20,475	376,945
Stericycle, Inc.*	2,664	371,122
Team, Inc.*	863	27,720
U.S. Ecology, Inc.	10,613	463,257
West Corp.	325	7,280

		3,452,529

Construction & Engineering (0.2%)
AECOM*	827	22,751
Argan, Inc.	476	16,508
Comfort Systems USA, Inc.	1,457	39,718
Dycom Industries, Inc.*	1,426	103,185
Furmanite Corp.*	1,350	8,208
Great Lakes Dredge & Dock Corp.*	150	756
HC2 Holdings, Inc.*	505	3,540
NV5 Holdings, Inc.*	214	3,972
Primoris Services Corp.	1,107	19,826
Quanta Services, Inc.*	1,693	40,987

		259,451

Electrical Equipment (1.1%)
Acuity Brands, Inc.	2,986	524,282
Allied Motion Technologies, Inc.	262	4,656
AMETEK, Inc.	14,629	765,389
AZZ, Inc.	1,079	52,537
Babcock & Wilcox Enterprises, Inc.*	440	7,392
Encore Wire Corp.	654	21,366
EnerSys, Inc.	499	26,736
Enphase Energy, Inc.*	1,143	4,229
Franklin Electric Co., Inc.	1,858	50,593
FuelCell Energy, Inc.*	2,898	2,130
Generac Holdings, Inc.*	2,876	86,539
General Cable Corp.	1,862	22,158

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hubbell, Inc., Class B	317	$26,929
Plug Power, Inc.*	4,228	7,737
Power Solutions International, Inc.*	200	4,542
PowerSecure International, Inc.*	165	1,901
Regal Beloit Corp.	95	5,363
SolarCity Corp.*	2,471	105,536
Thermon Group Holdings, Inc.*	191	3,925
Vicor Corp.*	594	6,059

		1,729,999

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	5,824	508,901
Raven Industries, Inc.	191	3,238

		512,139

Machinery (3.6%)
Accuride Corp.*	1,455	4,030
Albany International Corp., Class A	161	4,606
Allison Transmission Holdings, Inc.	4,082	108,949
Altra Industrial Motion Corp.	14,112	326,269
American Railcar Industries, Inc.	103	3,725
Blount International, Inc.*	2,090	11,641
Blue Bird Corp.*	198	1,972
CLARCOR, Inc.	1,978	94,311
Commercial Vehicle Group, Inc.*	1,147	4,622
Donaldson Co., Inc.	5,106	143,377
Douglas Dynamics, Inc.	234	4,647
EnPro Industries, Inc.	572	22,405
FreightCar America, Inc.	248	4,256
Global Brass & Copper Holdings, Inc.	783	16,059
Gorman-Rupp Co.	185	4,435
Graco, Inc.	2,440	163,553
Greenbrier Cos., Inc.	1,105	35,482
Harsco Corp.	3,390	30,747
Hillenbrand, Inc.	2,654	69,031
Hyster-Yale Materials Handling, Inc.	113	6,535
IDEX Corp.	9,703	691,824
John Bean Technologies Corp.	1,227	46,933
Kadant, Inc.	65	2,536
Lincoln Electric Holdings, Inc.	9,372	491,374
Lindsay Corp.	419	28,404
Lydall, Inc.*	240	6,838
Meritor, Inc.*	2,288	24,321
Middleby Corp.*	9,091	956,282
Milacron Holdings Corp.*	120	2,106
Miller Industries, Inc.	51	997
Mueller Industries, Inc.	1,604	47,446
Mueller Water Products, Inc., Class A	6,693	51,268
Navistar International Corp.*	134	1,705
NN, Inc.	1,104	20,424
Nordson Corp.	2,530	159,238
Omega Flex, Inc.	126	4,208
Proto Labs, Inc.*	2,960	198,320
RBC Bearings, Inc.*	983	58,715
Rexnord Corp.*	4,260	72,335
Snap-on, Inc.	2,417	364,822
Standex International Corp.	386	29,085
Sun Hydraulics Corp.	932	25,602
Tennant Co.	713	40,056
Toro Co.	2,328	164,217
TriMas Corp.*	127	2,076
Valmont Industries, Inc.	2,256	214,072
Wabash National Corp.*	2,896	30,669
WABCO Holdings, Inc.*	2,269	237,859
Wabtec Corp.	7,893	694,979
Woodward, Inc.	1,884	76,679
Xerium Technologies, Inc.*	478	6,204

		5,812,246

Marine (0.3%)
Kirby Corp.*	5,448	337,503
Matson, Inc.	1,667	64,163

		401,666

Professional Services (1.7%)
Advisory Board Co.*	11,288	514,056
Barrett Business Services, Inc.	315	13,523
CEB, Inc.	1,403	95,881
Dun & Bradstreet Corp.	454	47,670
Exponent, Inc.	6,166	274,757
Franklin Covey Co.*	58	931
FTI Consulting, Inc.*	144	5,977
GP Strategies Corp.*	543	12,391
Huron Consulting Group, Inc.*	2,387	149,259
Insperity, Inc.	811	35,627
Kforce, Inc.	1,011	26,569
Korn/Ferry International	1,147	37,931
Mistras Group, Inc.*	398	5,114
Nielsen Holdings plc	8,299	369,057
On Assignment, Inc.*	2,145	79,151
Resources Connection, Inc.	275	4,144
Robert Half International, Inc.	15,036	769,242
RPX Corp.*	277	3,800
Towers Watson & Co., Class A	516	60,568
TransUnion*	893	22,432
TriNet Group, Inc.*	1,586	26,645
TrueBlue, Inc.*	1,738	39,053
Volt Information Sciences, Inc.*	238	2,166
WageWorks, Inc.*	1,482	66,809

		2,662,753

Road & Rail (1.2%)
AMERCO	145	57,053
ArcBest Corp.	358	9,226
Avis Budget Group, Inc.*	4,414	192,803
Celadon Group, Inc.	782	12,528
Covenant Transportation Group, Inc., Class A*	468	8,410
Genesee & Wyoming, Inc., Class A*	5,887	347,804
Heartland Express, Inc.	2,112	42,113
Kansas City Southern	3,641	330,894
Knight Transportation, Inc.	2,615	62,760
Landstar System, Inc.	8,273	525,087
Marten Transport Ltd.	110	1,779
Old Dominion Freight Line, Inc.*	2,837	173,057
P.A.M. Transportation Services, Inc.*	128	4,230
Roadrunner Transportation Systems, Inc.*	470	8,648
Saia, Inc.*	1,042	32,250
Swift Transportation Co.*	3,688	55,394
Universal Truckload Services, Inc.	183	2,849
USA Truck, Inc.*	148	2,550
Werner Enterprises, Inc.	436	10,944
YRC Worldwide, Inc.*	234	3,103

		1,883,482

Trading Companies & Distributors (1.2%)
AerCap Holdings N.V.*	7,384	282,364
Air Lease Corp.	264	8,163
Applied Industrial Technologies, Inc.	637	24,302
Beacon Roofing Supply, Inc.*	9,807	318,629
DXP Enterprises, Inc.*	161	4,392
H&E Equipment Services, Inc.	1,320	22,070
HD Supply Holdings, Inc.*	11,211	320,859
Kaman Corp.	93	3,334
Lawson Products, Inc.*	161	3,486
MSC Industrial Direct Co., Inc., Class A	611	37,289

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Neff Corp., Class A*	85	$475
Real Industry, Inc.*	648	5,715
Stock Building Supply Holdings, Inc.*	645	11,359
United Rentals, Inc.*	4,696	281,995
Univar, Inc.*	619	11,235
Watsco, Inc.	4,768	564,913

		1,900,580

Total Industrials		26,001,886

Information Technology (21.5%)
Communications Equipment (1.6%)
Aerohive Networks, Inc.*	944	5,645
Alliance Fiber Optic Products, Inc.	601	10,271
Applied Optoelectronics, Inc.*	508	9,540
Arista Networks, Inc.*	6,283	384,457
ARRIS Group, Inc.*	955	24,801
CalAmp Corp.*	1,515	24,376
Ciena Corp.*	15,529	321,757
Clearfield, Inc.*	502	6,742
CommScope Holding Co., Inc.*	1,956	58,739
Extreme Networks, Inc.*	333	1,119
Harmonic, Inc.*	573	3,323
Infinera Corp.*	5,536	108,284
InterDigital, Inc.	1,354	68,512
Ixia*	22,075	319,867
KVH Industries, Inc.*	506	5,060
NetScout Systems, Inc.*	1,999	70,705
Novatel Wireless, Inc.*	1,357	2,999
Palo Alto Networks, Inc.*	1,605	276,060
Plantronics, Inc.	1,469	74,699
Ruckus Wireless, Inc.*	3,137	37,268
ShoreTel, Inc.*	13,763	102,810
Ubiquiti Networks, Inc.	1,200	40,668
ViaSat, Inc.*	8,668	557,266

		2,514,968

Electronic Equipment, Instruments & Components (2.0%)
Badger Meter, Inc.	619	35,939
Belden, Inc.	1,787	83,435
CDW Corp.	18,079	738,708
Cognex Corp.	11,841	406,975
Coherent, Inc.*	4,784	261,685
Daktronics, Inc.	352	3,052
DTS, Inc.*	649	17,328
FARO Technologies, Inc.*	7,508	262,780
FEI Co.	1,738	126,944
Fitbit, Inc., Class A*	1,176	44,323
FLIR Systems, Inc.	3,694	103,395
Ingram Micro, Inc., Class A	364	9,915
InvenSense, Inc.*	3,230	30,007
IPG Photonics Corp.*	1,444	109,701
Jabil Circuit, Inc.	1,503	33,622
Keysight Technologies, Inc.*	5,943	183,282
Littelfuse, Inc.	815	74,287
Mesa Laboratories, Inc.	115	12,811
Methode Electronics, Inc.	1,599	51,008
MTS Systems Corp.	622	37,388
National Instruments Corp.	1,036	28,790
Newport Corp.*	555	7,631
OSI Systems, Inc.*	212	16,316
Plexus Corp.*	529	20,409
RealD, Inc.*	1,666	16,010
Rofin-Sinar Technologies, Inc.*	133	3,449
Rogers Corp.*	243	12,923
Trimble Navigation Ltd.*	571	9,376
Universal Display Corp.*	1,682	57,020
Zebra Technologies Corp., Class A*	5,761	441,005

		3,239,514

Internet Software & Services (3.7%)
Akamai Technologies, Inc.*	6,137	423,821
Alarm.com Holdings, Inc.*	18,687	217,890
Amber Road, Inc.*	648	2,735
Angie’s List, Inc.*	1,928	9,717
Apigee Corp.*	190	2,004
Appfolio, Inc., Class A*	134	2,258
Bazaarvoice, Inc.*	49,335	222,501
Benefitfocus, Inc.*	329	10,281
Box, Inc., Class A*	529	6,655
Brightcove, Inc.*	1,400	6,888
Carbonite, Inc.*	787	8,759
Care.com, Inc.*	90	463
ChannelAdvisor Corp.*	861	8,558
Cimpress N.V.*	1,375	104,651
comScore, Inc.*	1,441	66,502
Constant Contact, Inc.*	1,324	32,094
Cornerstone OnDemand, Inc.*	2,240	73,920
CoStar Group, Inc.*	7,741	1,339,657
Coupons.com, Inc.*	2,543	22,887
Cvent, Inc.*	975	32,818
Dealertrack Technologies, Inc.*	715	45,159
Demandware, Inc.*	10,254	529,927
DHI Group, Inc.*	647	4,730
EarthLink Holdings Corp.	4,301	33,462
Endurance International Group Holdings, Inc.*	2,456	32,812
Envestnet, Inc.*	8,575	256,993
Everyday Health, Inc.*	818	7,477
Five9, Inc.*	963	3,563
GoDaddy, Inc., Class A*	987	24,882
Gogo, Inc.*	2,341	35,770
GrubHub, Inc.*	9,994	243,254
GTT Communications, Inc.*	1,025	23,841
Hortonworks, Inc.*	310	6,786
IAC/InterActiveCorp	3,055	199,400
Internap Corp.*	2,277	13,958
Intralinks Holdings, Inc.*	895	7,420
j2 Global, Inc.	2,018	142,975
LivePerson, Inc.*	2,282	17,252
LogMeIn, Inc.*	1,026	69,932
Marin Software, Inc.*	148	463
Marketo, Inc.*	1,453	41,294
MaxPoint Interactive, Inc.*	281	1,146
MINDBODY, Inc., Class A*	139	2,173
New Relic, Inc.*	241	9,185
NIC, Inc.	2,739	48,508
OPOWER, Inc.*	1,083	9,650
Pandora Media, Inc.*	20,599	439,583
Q2 Holdings, Inc.*	811	20,048
Rackspace Hosting, Inc.*	5,118	126,312
Reis, Inc.	217	4,915
RetailMeNot, Inc.*	97	799
SciQuest, Inc.*	665	6,650
Shutterstock, Inc.*	820	24,797
SPS Commerce, Inc.*	684	46,437
Stamps.com, Inc.*	597	44,184
TechTarget, Inc.*	222	1,891
Textura Corp.*	826	21,344
Travelzoo, Inc.*	304	2,514
TrueCar, Inc.*	2,041	10,634
Web.com Group, Inc.*	1,836	38,703
WebMD Health Corp.*	1,589	63,306
Wix.com Ltd.*	779	13,570

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Xactly Corp.*	282	$2,200
XO Group, Inc.*	1,123	15,868
Xoom Corp.*	1,291	32,120
Yelp, Inc.*	2,715	58,807
Zillow Group, Inc., Class A*	6,101	175,282
Zillow Group, Inc., Class C*	12,202	329,454

		5,886,489

IT Services (3.0%)
6D Global Technologies, Inc.*†	384	1,117
Black Knight Financial Services, Inc., Class A*	758	24,673
Blackhawk Network Holdings, Inc.*	2,272	96,310
Booz Allen Hamilton Holding Corp.	3,947	103,451
Broadridge Financial Solutions, Inc.	4,992	276,307
Cardtronics, Inc.*	1,880	61,476
Cass Information Systems, Inc.	272	13,363
CoreLogic, Inc.*	1,696	63,142
CSG Systems International, Inc.	1,369	42,165
DST Systems, Inc.	1,189	125,012
EPAM Systems, Inc.*	2,046	152,468
Euronet Worldwide, Inc.*	2,170	160,775
EVERTEC, Inc.	2,778	50,199
ExlService Holdings, Inc.*	1,288	47,566
Forrester Research, Inc.	419	13,173
Gartner, Inc.*	3,458	290,230
Genpact Ltd.*	6,648	156,959
Global Payments, Inc.	2,769	317,687
Hackett Group, Inc.	996	13,695
Heartland Payment Systems, Inc.	1,515	95,460
Jack Henry & Associates, Inc.	3,407	237,161
Leidos Holdings, Inc.	236	9,749
Lionbridge Technologies, Inc.*	2,809	13,876
Luxoft Holding, Inc.*	767	48,543
MAXIMUS, Inc.	2,759	164,326
NeuStar, Inc., Class A*	691	18,802
Perficient, Inc.*	1,000	15,430
PFSweb, Inc.*	457	6,499
Sabre Corp.	4,770	129,649
Science Applications International Corp.	1,928	77,525
ServiceSource International, Inc.*	1,405	5,620
Syntel, Inc.*	1,312	59,447
TeleTech Holdings, Inc.	398	10,662
Teradata Corp.*	4,411	127,743
Total System Services, Inc.	6,885	312,786
Unisys Corp.*	1,302	15,494
Vantiv, Inc., Class A*	17,340	778,913
VeriFone Systems, Inc.*	13,527	375,104
Virtusa Corp.*	1,238	63,522
WEX, Inc.*	1,611	139,899

		4,715,978

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Energy Industries, Inc.*	929	24,433
Advanced Micro Devices, Inc.*	11,693	20,112
Ambarella, Inc.*	1,311	75,763
Applied Micro Circuits Corp.*	892	4,737
Atmel Corp.	17,336	139,902
Cabot Microelectronics Corp.*	854	33,084
Cascade Microtech, Inc.*	441	6,236
Cavium, Inc.*	11,935	732,451
CEVA, Inc.*	406	7,539
Cirrus Logic, Inc.*	2,652	83,565
Entegris, Inc.*	3,418	45,083
Exar Corp.*	273	1,624
First Solar, Inc.*	3,170	135,518
FormFactor, Inc.*	1,094	7,417
Inphi Corp.*	1,598	38,416
Integrated Device Technology, Inc.*	6,200	125,860
Intersil Corp., Class A	30,000	351,000
Lattice Semiconductor Corp.*	83,777	322,541
MA-COM Technology Solutions Holdings, Inc.*	12,082	350,257
Mattson Technology, Inc.*	3,097	7,216
MaxLinear, Inc., Class A*	2,148	26,721
Mellanox Technologies Ltd.*	4,625	174,779
Microsemi Corp.*	3,981	130,656
Monolithic Power Systems, Inc.	1,649	84,429
Nanometrics, Inc.*	22,700	275,578
NVE Corp.	94	4,563
NXP Semiconductors N.V.*	3,728	324,597
ON Semiconductor Corp.*	55,166	518,560
PDF Solutions, Inc.*	1,049	10,490
PMC-Sierra, Inc.*	2,491	16,864
Power Integrations, Inc.	817	34,453
Rambus, Inc.*	4,793	56,557
Rudolph Technologies, Inc.*	149	1,855
Semtech Corp.*	941	14,209
Silicon Laboratories, Inc.*	7,321	304,114
SunEdison, Inc.*	10,425	74,852
SunPower Corp.*	179	3,587
Synaptics, Inc.*	1,541	127,071
Tessera Technologies, Inc.	1,347	43,656
Xcerra Corp.*	945	5,935

		4,746,280

Software (8.0%)
A10 Networks, Inc.*	23,584	141,268
ACI Worldwide, Inc.*	4,888	103,235
American Software, Inc., Class A	191	1,799
ANSYS, Inc.*	711	62,667
Aspen Technology, Inc.*	6,403	242,738
AVG Technologies N.V.*	1,720	37,410
Barracuda Networks, Inc.*	2,963	46,164
Blackbaud, Inc.	1,947	109,266
Bottomline Technologies de, Inc.*	16,914	423,019
BroadSoft, Inc.*	12,335	369,557
Cadence Design Systems, Inc.*	36,727	759,514
Callidus Software, Inc.*	27,805	472,407
Code Rebel Corp.*	47	335
CommVault Systems, Inc.*	1,892	64,252
Digimarc Corp.*	280	8,554
Digital Turbine, Inc.*	1,800	3,258
Ebix, Inc.	1,122	28,005
Ellie Mae, Inc.*	1,231	81,948
Epiq Systems, Inc.	504	6,512
ePlus, Inc.*	7	553
FactSet Research Systems, Inc.	1,739	277,910
Fair Isaac Corp.	1,302	110,019
FireEye, Inc.*	5,740	182,647
Fleetmatics Group plc*	1,600	78,544
Fortinet, Inc.*	5,939	252,289
Gigamon, Inc.*	1,144	22,891
Globant S.A.*	637	19,486
Glu Mobile, Inc.*	2,622	11,458
Guidance Software, Inc.*	777	4,678
Guidewire Software, Inc.*	19,368	1,018,369
HubSpot, Inc.*	6,885	319,257
Imperva, Inc.*	1,110	72,683
Infoblox, Inc.*	2,370	37,873
Interactive Intelligence Group, Inc.*	704	20,916
Jive Software, Inc.*	1,862	8,696
King Digital Entertainment plc	3,359	45,481
Manhattan Associates, Inc.*	3,071	191,323

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
MicroStrategy, Inc., Class A*	384	$75,444
MobileIron, Inc.*	10,295	31,914
Mobileye N.V.*	4,212	191,562
Model N, Inc.*	861	8,619
Monotype Imaging Holdings, Inc.	1,665	36,330
NetSuite, Inc.*	6,085	510,531
Park City Group, Inc.*	425	4,492
Paycom Software, Inc.*	1,320	47,401
Paylocity Holding Corp.*	9,846	295,282
Pegasystems, Inc.	1,488	36,620
Proofpoint, Inc.*	1,651	99,588
PROS Holdings, Inc.*	2,488	55,084
PTC, Inc.*	4,813	152,765
QAD, Inc., Class A	77	1,971
QAD, Inc., Class B	37	794
Qlik Technologies, Inc.*	7,459	271,881
Qualys, Inc.*	1,040	29,598
Rapid7, Inc.*	98	2,229
RealPage, Inc.*	2,181	36,248
RingCentral, Inc., Class A*	2,232	40,511
Rubicon Project, Inc.*	1,069	15,533
Sapiens International Corp. N.V.	762	8,778
ServiceNow, Inc.*	11,360	788,952
Silver Spring Networks, Inc.*	1,438	18,521
SolarWinds, Inc.*	8,040	315,490
Solera Holdings, Inc.	2,719	146,826
Splunk, Inc.*	5,215	288,650
SS&C Technologies Holdings, Inc.	8,136	569,845
Synchronoss Technologies, Inc.*	1,622	53,202
Synopsys, Inc.*	474	21,889
Tableau Software, Inc., Class A*	6,388	509,635
Take-Two Interactive Software, Inc.*	12,665	363,865
Tangoe, Inc.*	1,627	11,714
TiVo, Inc.*	4,050	35,073
TubeMogul, Inc.*	577	6,070
Tyler Technologies, Inc.*	3,066	457,784
Ultimate Software Group, Inc.*	3,582	641,214
Varonis Systems, Inc.*	371	5,780
VASCO Data Security International, Inc.*	1,240	21,130
Verint Systems, Inc.*	2,428	104,768
VirnetX Holding Corp.*	1,860	6,622
Workday, Inc., Class A*	6,215	427,965
Workiva, Inc.*	290	4,405
Xura, Inc.*	931	20,836
Yodlee, Inc.*	751	12,114
Zendesk, Inc.*	18,743	369,424
Zix Corp.*	2,472	10,407

		12,802,337

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.*	1,711	19,762
Avid Technology, Inc.*	851	6,774
Cray, Inc.*	1,717	34,014
Diebold, Inc.	2,721	81,004
Dot Hill Systems Corp.*	2,585	25,152
Eastman Kodak Co.*	711	11,106
Electronics for Imaging, Inc.*	1,968	85,175
Immersion Corp.*	1,247	14,004
Nimble Storage, Inc.*	2,111	50,917
Silicon Graphics International Corp.*	1,419	5,577
Super Micro Computer, Inc.*	1,521	41,462
Violin Memory, Inc.*	3,737	5,157

		380,104

Total Information Technology		34,285,670

Materials (4.0%)
Chemicals (2.2%)
A. Schulman, Inc.	1,096	35,587
American Vanguard Corp.	132	1,526
Ashland, Inc.	269	27,067
Axalta Coating Systems Ltd.*	4,217	106,859
Balchem Corp.	1,311	79,669
Calgon Carbon Corp.	1,013	15,783
Chase Corp.	262	10,320
Chemtura Corp.*	2,826	80,880
Core Molding Technologies, Inc.*	320	5,904
Cytec Industries, Inc.	293	21,638
Ferro Corp.*	3,012	32,981
H.B. Fuller Co.	10,777	365,771
Hawkins, Inc.	64	2,464
Huntsman Corp.	5,444	52,752
International Flavors & Fragrances, Inc.	3,367	347,676
KMG Chemicals, Inc.	402	7,755
Koppers Holdings, Inc.	852	17,185
LSB Industries, Inc.*	302	4,627
Minerals Technologies, Inc.	1,363	65,642
NewMarket Corp.	356	127,092
Olin Corp.	2,580	43,370
OMNOVA Solutions, Inc.*	1,186	6,570
Platform Specialty Products Corp.*	22,177	280,539
PolyOne Corp.	17,724	520,022
Quaker Chemical Corp.	4,585	353,412
Rentech, Inc.*	681	3,814
RPM International, Inc.	5,545	232,280
Scotts Miracle-Gro Co., Class A	1,696	103,151
Senomyx, Inc.*	1,847	8,238
Sensient Technologies Corp.	1,261	77,299
Stepan Co.	394	16,394
Trecora Resources*	842	10,458
Tredegar Corp.	219	2,864
Trinseo S.A.*	480	12,120
Valhi, Inc.	386	730
Valspar Corp.	3,385	243,314
W.R. Grace & Co.*	3,032	282,128

		3,605,881

Construction Materials (0.4%)
Eagle Materials, Inc.	2,099	143,613
Headwaters, Inc.*	3,097	58,224
Martin Marietta Materials, Inc.	2,340	355,563
Summit Materials, Inc., Class A*	1,069	20,065
U.S. Concrete, Inc.*	611	29,200
United States Lime & Minerals, Inc.	8	365

		607,030

Containers & Packaging (1.1%)
AEP Industries, Inc.*	167	9,574
AptarGroup, Inc.	484	31,925
Avery Dennison Corp.	3,539	200,201
Ball Corp.	5,744	357,277
Bemis Co., Inc.	441	17,450
Berry Plastics Group, Inc.*	2,985	89,759
Crown Holdings, Inc.*	2,462	112,636
Graphic Packaging Holding Co.	7,893	100,951
Myers Industries, Inc.	1,057	14,164
Owens-Illinois, Inc.*	429	8,889
Packaging Corp. of America	4,072	244,972
Sealed Air Corp.	8,754	410,388
Silgan Holdings, Inc.	1,705	88,728
WestRock Co.	1,038	53,395

		1,740,309

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (0.1%)
Century Aluminum Co.*	122	$561
Compass Minerals International, Inc.	1,404	110,032
Globe Specialty Metals, Inc.	2,684	32,557
Handy & Harman Ltd.*	21	504
Haynes International, Inc.	36	1,362
Kaiser Aluminum Corp.	233	18,698
Olympic Steel, Inc.	24	239
Royal Gold, Inc.	145	6,812
Ryerson Holding Corp.*	76	399
Steel Dynamics, Inc.	1,118	19,207
Stillwater Mining Co.*	1,625	16,786
SunCoke Energy, Inc.	1,906	14,829
Tahoe Resources, Inc.	840	6,502
Worthington Industries, Inc.	461	12,207

		240,695

Paper & Forest Products (0.2%)
Boise Cascade Co.*	1,391	35,081
Clearwater Paper Corp.*	799	37,745
Deltic Timber Corp.	471	28,170
KapStone Paper and Packaging Corp.	3,542	58,478
Louisiana-Pacific Corp.*	5,466	77,836
Neenah Paper, Inc.	382	22,263
Schweitzer-Mauduit International, Inc.	214	7,357
Wausau Paper Corp.	1,624	10,394

		277,324

Total Materials		6,471,239

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
8x8, Inc.*	1,259	10,412
Cogent Communications Holdings, Inc.	1,928	52,365
Consolidated Communications Holdings, Inc.	1,395	26,882
FairPoint Communications, Inc.*	875	13,484
General Communication, Inc., Class A*	1,475	25,459
IDT Corp., Class B	120	1,716
inContact, Inc.*	2,296	17,243
Inteliquent, Inc.	586	13,085
Intelsat S.A.*	297	1,910
Lumos Networks Corp.	815	9,910
Pacific DataVision, Inc.*	368	11,003
Straight Path Communications, Inc., Class B*	391	15,800
Vonage Holdings Corp.*	815	4,792
Windstream Holdings, Inc.	3,944	24,216
Zayo Group Holdings, Inc.*	5,193	131,694

		359,971

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	821	6,798
Leap Wireless International, Inc.*†	535	1,011
SBA Communications Corp., Class A*	3,057	320,190
Shenandoah Telecommunications Co.	866	37,074

		365,073

Total Telecommunication Services		725,044

Utilities (0.1%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B*	110	905
ITC Holdings Corp.	2,313	77,116
Spark Energy, Inc., Class A	97	1,605

		79,626

Independent Power and Renewable Electricity Producers (0.0%)
Ormat Technologies, Inc.	653	22,221
TerraForm Global, Inc., Class A*	294	1,958
TerraForm Power, Inc., Class A*	112	1,593
Vivint Solar, Inc.*	518	5,429

		31,201

Water Utilities (0.0%)
American States Water Co.	139	5,755
York Water Co.	56	1,177

		6,932

Total Utilities		117,759

Total Common Stocks (96.8%) (Cost $130,193,364)		154,458,068

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.4%)
iShares® Russell Mid-Cap Growth ETF (Cost $631,019)	6,676	591,560

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp.,expiring 4/15/16*† (Cost $—)	162	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (2.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	3,670,395	3,670,395

Total Short-Term Investment (2.3%) (Cost $3,670,395)		3,670,395

Total Investments (99.5%) (Cost $134,494,778)		158,720,023
Other Assets Less Liabilities (0.5%)		776,728

Net Assets (100%)		$159,496,751

*	Non-income producing.

†	Securities (totaling $4,407 or 0.0% of net assets) held at fair value by management.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	4	December-15	$337,923	$333,040	$(4,883)
Russell 2000 Mini Index	6	December-15	688,065	657,540	(30,525)
S&P MidCap 400 E-Mini Index	10	December-15	1,399,227	1,362,900	(36,327)

					$(71,735)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$32,233,995	$985,333	$—		$33,219,328
Consumer Staples	4,606,773	—	—		4,606,773
Energy	2,845,683	—	—		2,845,683
Financials	13,212,351	286,547	—		13,498,898
Health Care	31,999,586	683,923	2,279		32,685,788
Industrials	26,001,886	—	—		26,001,886
Information Technology	34,284,553	—	1,117		34,285,670
Materials	6,471,239	—	—		6,471,239
Telecommunication Services	724,033	—	1,011		725,044
Utilities	117,759	—	—		117,759
Investment Companies
Exchange Traded Funds (ETFs)	591,560	—	—		591,560
Short-Term Investments	3,670,395	—	—		3,670,395
Warrants
Energy	—	—	—	(c)	—

Total Assets	$156,759,813	$1,955,803	$4,407		$158,720,023

Liabilities:
Futures	$(71,735)	$—	$—		$(71,735)

Total Liabilities	$(71,735)	$—	$—		$(71,735)

Total	$156,688,078	$1,955,803	$4,407		$158,648,288

(a)	Securities with a market value of $1,356 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	A security with a market value of $1,011 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,106,174
Aggregate gross unrealized depreciation	(12,773,587)

Net unrealized appreciation	$23,332,587

Federal income tax cost of investments	$135,387,436

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.3%)
Auto Components (1.2%)
BorgWarner, Inc.	17,070	$709,941
Cooper Tire & Rubber Co.	2,313	91,387
Cooper-Standard Holding, Inc.*	571	33,118
Dana Holding Corp.	3,478	55,231
Federal-Mogul Holdings Corp.*	1,330	9,084
Gentex Corp.	6,637	102,873
Goodyear Tire & Rubber Co.	31,854	934,278
Horizon Global Corp.*	782	6,897
Lear Corp.	839	91,266
Metaldyne Performance Group, Inc.	191	4,013
Modine Manufacturing Co.*	2,203	17,338
Motorcar Parts of America, Inc.*	63	1,974
Remy International, Inc.	1,275	37,294
Standard Motor Products, Inc.	886	30,904
Strattec Security Corp.	134	8,450
Superior Industries International, Inc.	1,021	19,072
Tower International, Inc.*	434	10,312

		2,163,432

Automobiles (0.0%)
Winnebago Industries, Inc.	111	2,126

Distributors (0.0%)
Core-Mark Holding Co., Inc.	499	32,660
Fenix Parts, Inc.*	218	1,456
VOXX International Corp.*	859	6,374
Weyco Group, Inc.	281	7,598

		48,088

Diversified Consumer Services (1.6%)
American Public Education, Inc.*	789	18,502
Apollo Education Group, Inc.*	4,249	46,994
Ascent Capital Group, Inc., Class A*	590	16,154
Bridgepoint Education, Inc.*	774	5,898
Cambium Learning Group, Inc.*	552	2,633
Career Education Corp.*	3,086	11,603
Carriage Services, Inc.	618	13,343
Chegg, Inc.*	2,164	15,602
DeVry Education Group, Inc.	2,875	78,229
Graham Holdings Co., Class B	158	91,166
H&R Block, Inc.	51,000	1,846,200
Houghton Mifflin Harcourt Co.*	5,744	116,661
K12, Inc.*	1,555	19,344
Regis Corp.*	1,835	24,038
Steiner Leisure Ltd.*	10,389	656,377
Strayer Education, Inc.*	301	16,546
Universal Technical Institute, Inc.	951	3,338
Weight Watchers International, Inc.*	104	664

		2,983,292

Hotels, Restaurants & Leisure (1.8%)
Aramark	742	21,993
Belmond Ltd., Class A*	4,351	43,989
BFC Financial Corp., Class A*	702,000	2,063,880
Biglari Holdings, Inc.*	70	25,602
Bob Evans Farms, Inc.	904	39,188
Bravo Brio Restaurant Group, Inc.*	115	1,296
Caesars Acquisition Co., Class A*	2,140	15,194
Caesars Entertainment Corp.*	2,546	14,996
Carrols Restaurant Group, Inc.*	261	3,106
Cracker Barrel Old Country Store, Inc.	54	7,953
Del Frisco’s Restaurant Group, Inc.*	1,013	14,071
Denny’s Corp.*	1,204	13,280
DineEquity, Inc.	52	4,766
Eldorado Resorts, Inc.*	623	5,619
Empire Resorts, Inc.*	65	274
International Game Technology plc (Italian Stock Exchange)	1,408	21,585
International Speedway Corp., Class A	1,252	39,713
Intrawest Resorts Holdings, Inc.*	827	7,162
Isle of Capri Casinos, Inc.*	46	802
J Alexander’s Holdings, Inc.*	623	6,214
Kona Grill, Inc.*	181	2,851
Marcus Corp.	848	16,400
Marriott Vacations Worldwide Corp.	502	34,206
Monarch Casino & Resort, Inc.*	439	7,889
Morgans Hotel Group Co.*	861	2,858
Noodles & Co.*	173	2,450
Penn National Gaming, Inc.*	3,334	55,945
Planet Fitness, Inc., Class A*	313	5,365
Red Robin Gourmet Burgers, Inc.*	5,056	382,941
Ruby Tuesday, Inc.*	2,875	17,854
Ruth’s Hospitality Group, Inc.	554	8,997
SeaWorld Entertainment, Inc.	18,621	331,640
Shake Shack, Inc., Class A*	36	1,706
Sonic Corp.	666	15,285
Speedway Motorsports, Inc.	510	9,205
Wendy’s Co.	9,681	83,741
Wingstop, Inc.*	105	2,518

		3,332,534

Household Durables (3.4%)
Bassett Furniture Industries, Inc.	238	6,628
Beazer Homes USA, Inc.*	1,445	19,262
Blyth, Inc.*	124,100	740,877
Cavco Industries, Inc.*	90	6,128
Century Communities, Inc.*	658	13,061
CSS Industries, Inc.	405	10,668
D.R. Horton, Inc.	8,695	255,285
Ethan Allen Interiors, Inc.	1,142	30,160
Flexsteel Industries, Inc.	265	8,281
Green Brick Partners, Inc.*	1,069	11,577
Helen of Troy Ltd.*	759	67,779
Hooker Furniture Corp.	450	10,593
Hovnanian Enterprises, Inc., Class A*	5,536	9,799
iRobot Corp.*	1,116	32,520
Jarden Corp.*	33,171	1,621,398
KB Home	3,690	49,999
La-Z-Boy, Inc.	1,412	37,503
Lennar Corp., Class A	13,191	634,883
Lennar Corp., Class B	248	9,821
LGI Homes, Inc.*	501	13,622
Libbey, Inc.	64	2,087
Lifetime Brands, Inc.	506	7,074
M.D.C. Holdings, Inc.	1,140	29,845
M/I Homes, Inc.*	941	22,189
Meritage Homes Corp.*	1,674	61,134
NACCO Industries, Inc., Class A	187	8,892
New Home Co., Inc.*	357	4,623
NVR, Inc.*	125	190,653
PulteGroup, Inc.	16,454	310,487
Ryland Group, Inc.	1,378	56,264
Skullcandy, Inc.*	687	3,799
Standard Pacific Corp.*	6,619	52,952
Taylor Morrison Home Corp., Class A*	1,464	27,318
Toll Brothers, Inc.*	5,175	177,192
TRI Pointe Group, Inc.*	84,907	1,111,433
Tupperware Brands Corp.	128	6,335
Universal Electronics, Inc.*	118	4,960
WCI Communities, Inc.*	708	16,022

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Whirlpool Corp.	3,633	$534,996
William Lyon Homes, Class A*	746	15,368
ZAGG, Inc.*	119	808

		6,234,275

Internet & Catalog Retail (0.1%)
EVINE Live, Inc.*	2,281	5,976
FTD Cos., Inc.*	817	24,347
HomeAway, Inc.*	2,904	77,072
Lands’ End, Inc.*	629	16,989
Liberty TripAdvisor Holdings, Inc., Class A*	2,390	52,986
Shutterfly, Inc.*	612	21,879
Travelport Worldwide Ltd.	1,416	18,720

		217,969

Leisure Products (0.3%)
Arctic Cat, Inc.	373	8,273
Black Diamond, Inc.*	1,004	6,305
Brunswick Corp.	7,501	359,223
Callaway Golf Co.	3,504	29,258
Escalade, Inc.	341	5,388
JAKKS Pacific, Inc.*	777	6,620
Johnson Outdoors, Inc., Class A	230	4,853
Performance Sports Group Ltd.*	1,946	26,115
Vista Outdoor, Inc.*	2,504	111,253

		557,288

Media (1.7%)
AMC Entertainment Holdings, Inc., Class A	895	22,545
AMC Networks, Inc., Class A*	4,900	358,533
Cable One, Inc.*	157	65,849
Cablevision Systems Corp. - New York Group, Class A	7,824	254,045
Carmike Cinemas, Inc.*	1,038	20,853
Central European Media Enterprises Ltd., Class A*	972	2,100
Clear Channel Outdoor Holdings, Inc., Class A*	1,003	7,151
Crown Media Holdings, Inc., Class A*	198	1,059
Cumulus Media, Inc., Class A*	6,556	4,614
Daily Journal Corp.*	49	9,124
DreamWorks Animation SKG, Inc., Class A*	3,423	59,731
Entercom Communications Corp., Class A*	1,168	11,867
Entravision Communications Corp., Class A	173	1,149
Eros International plc*	1,269	34,504
EW Scripps Co., Class A	949	16,769
Gannett Co., Inc.	5,114	75,329
Harte-Hanks, Inc.	2,226	7,858
Hemisphere Media Group, Inc.*	467	6,351
John Wiley & Sons, Inc., Class A	2,103	105,213
Journal Media Group, Inc.	1,051	7,882
Liberty Broadband Corp.*	4,173	213,849
Martha Stewart Living Omnimedia, Inc., Class A*	384	2,289
MDC Partners, Inc., Class A	1,455	26,816
Media General, Inc.*	4,320	60,437
Meredith Corp.	1,667	70,981
National CineMedia, Inc.	2,148	28,826
New Media Investment Group, Inc.	2,003	30,966
New York Times Co., Class A	33,712	398,139
Reading International, Inc., Class A*	615	7,792
Rentrak Corp.*	55	2,974
Saga Communications, Inc., Class A	167	5,613
Scholastic Corp.	1,207	47,025
SFX Entertainment, Inc.*	1,176	600
Sizmek, Inc.*	996	5,966
TEGNA, Inc.	40,595	908,922
Time, Inc.	4,920	93,726
Townsquare Media, Inc., Class A*	302	2,951
Tribune Media Co., Class A	3,642	129,655
Tribune Publishing Co.	389	3,050

		3,113,103

Multiline Retail (0.9%)
Burlington Stores, Inc.*	358	18,272
Dillard’s, Inc., Class A	864	75,505
Fred’s, Inc., Class A	1,658	19,647
J.C. Penney Co., Inc.*	13,754	127,775
Sears Holdings Corp.*	57,548	1,300,585
Tuesday Morning Corp.*	313	1,693

		1,543,477

Specialty Retail (1.9%)
Aaron’s, Inc.	18,855	680,854
Abercrombie & Fitch Co., Class A	3,121	66,134
American Eagle Outfitters, Inc.	6,632	103,658
America’s Car-Mart, Inc.*	312	10,324
Ascena Retail Group, Inc.*	6,326	87,995
Barnes & Noble Education, Inc.*	1,448	18,404
Barnes & Noble, Inc.	2,292	27,756
bebe stores, Inc.	1,383	1,300
Big 5 Sporting Goods Corp.	838	8,698
Build-A-Bear Workshop, Inc.*	604	11,410
Cabela’s, Inc.*	2,068	94,301
Caleres, Inc.	1,802	55,015
Cato Corp., Class A	974	33,145
Children’s Place, Inc.	688	39,677
Christopher & Banks Corp.*	1,664	1,847
Citi Trends, Inc.	678	15,852
Conn’s, Inc.*	1,233	29,641
CST Brands, Inc.	622	20,937
Destination XL Group, Inc.*	1,279	7,431
Dick’s Sporting Goods, Inc.	1,299	64,443
DSW, Inc., Class A	3,116	78,866
Express, Inc.*	387	6,916
Finish Line, Inc., Class A	1,496	28,873
Foot Locker, Inc.	854	61,462
GameStop Corp., Class A	4,814	198,385
Genesco, Inc.*	1,086	61,978
Group 1 Automotive, Inc.	833	70,930
Guess?, Inc.	2,784	59,466
Haverty Furniture Cos., Inc.	901	21,156
Lumber Liquidators Holdings, Inc.*	1,250	16,425
MarineMax, Inc.*	572	8,082
Murphy USA, Inc.*	1,923	105,669
Office Depot, Inc.*	20,341	130,589
Penske Automotive Group, Inc.	5,568	269,714
Pep Boys-Manny, Moe & Jack*	2,400	29,256
Rent-A-Center, Inc.	2,389	57,933
Shoe Carnival, Inc.	655	15,589
Sonic Automotive, Inc., Class A	1,493	30,487
Sportsman’s Warehouse Holdings, Inc.*	473	5,827
Stage Stores, Inc.	1,420	13,973
Staples, Inc.	45,146	529,563
Stein Mart, Inc.	1,312	12,700
Systemax, Inc.*	466	3,490
Tilly’s, Inc., Class A*	538	3,960
Urban Outfitters, Inc.*	8,100	237,978
Vitamin Shoppe, Inc.*	1,264	41,257
West Marine, Inc.*	853	7,489

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Zumiez, Inc.*	185	$2,892

		3,489,727

Textiles, Apparel & Luxury Goods (0.4%)
Cherokee, Inc.*	40	621
Columbia Sportswear Co.	383	22,517
Crocs, Inc.*	826	10,676
Deckers Outdoor Corp.*	558	32,397
Fossil Group, Inc.*	344	19,223
Iconix Brand Group, Inc.*	2,149	29,054
Movado Group, Inc.	739	19,088
Perry Ellis International, Inc.*	560	12,298
Sequential Brands Group, Inc.*	213	3,082
Steven Madden Ltd.*	12,500	457,750
Unifi, Inc.*	646	19,257
Vera Bradley, Inc.*	977	12,320

		638,283

Total Consumer Discretionary		24,323,594

Consumer Staples (4.1%)
Beverages (0.5%)
Coca-Cola Bottling Co. Consolidated	14	2,707
Craft Brew Alliance, Inc.*	303	2,415
Molson Coors Brewing Co., Class B	11,144	925,175
National Beverage Corp.*	45	1,383

		931,680

Food & Staples Retailing (0.2%)
Andersons, Inc.	1,276	43,461
Fairway Group Holdings Corp.*	614	645
Ingles Markets, Inc., Class A	444	21,237
Rite Aid Corp.*	18,136	110,086
Smart & Final Stores, Inc.*	1,116	17,532
SpartanNash Co.	1,693	43,764
SUPERVALU, Inc.*	11,825	84,903
United Natural Foods, Inc.*	183	8,877
Village Super Market, Inc., Class A	311	7,343
Weis Markets, Inc.	483	20,165

		358,013

Food Products (2.5%)
Alico, Inc.	158	6,413
Amplify Snack Brands, Inc.*	345	3,695
Arcadia Biosciences, Inc.*	220	671
B&G Foods, Inc.	19,251	701,699
Blue Buffalo Pet Products, Inc.*	543	9,725
Boulder Brands, Inc.*	247	2,023
Darling Ingredients, Inc.*	7,465	83,907
Dean Foods Co.	2,292	37,864
Diamond Foods, Inc.*	64	1,975
Flowers Foods, Inc.	40,178	994,004
Fresh Del Monte Produce, Inc.	1,507	59,542
Ingredion, Inc.	2,825	246,651
John B. Sanfilippo & Son, Inc.	286	14,660
Lancaster Colony Corp.	288	28,074
Landec Corp.*	990	11,553
Omega Protein Corp.*	999	16,953
Pilgrim’s Pride Corp.	2,577	53,550
Pinnacle Foods, Inc.	19,935	834,878
Post Holdings, Inc.*	17,597	1,039,983
Sanderson Farms, Inc.	1,018	69,804
Seaboard Corp.*	11	33,869
Seneca Foods Corp., Class A*	369	9,723
Snyder’s-Lance, Inc.	2,197	74,105
Tootsie Roll Industries, Inc.	545	17,053
TreeHouse Foods, Inc.*	1,937	150,679

		4,503,053

Household Products (0.2%)
Central Garden & Pet Co., Class A*	1,738	27,999
Energizer Holdings, Inc.	5,462	211,434
HRG Group, Inc.*	1,960	22,991
Oil-Dri Corp. of America	206	4,717
Orchids Paper Products Co.	299	7,804

		274,945

Personal Products (0.7%)
Avon Products, Inc.	19,586	63,654
Coty, Inc., Class A	23,085	624,680
Edgewell Personal Care Co.	5,452	444,883
Elizabeth Arden, Inc.*	1,211	14,157
Herbalife Ltd.*	479	26,105
Inter Parfums, Inc.	465	11,537
Nature’s Sunshine Products, Inc.	508	6,086
Nu Skin Enterprises, Inc., Class A	2,089	86,234
Nutraceutical International Corp.*	378	8,925
Revlon, Inc., Class A*	392	11,544
Synutra International, Inc.*	136	646

		1,298,451

Tobacco (0.0%)
Universal Corp.	1,020	50,561

Total Consumer Staples		7,416,703

Energy (4.2%)
Energy Equipment & Services (1.0%)
Atwood Oceanics, Inc.	2,929	43,379
Basic Energy Services, Inc.*	1,978	6,527
Bristow Group, Inc.	1,581	41,359
C&J Energy Services Ltd.*	2,528	8,899
CARBO Ceramics, Inc.	881	16,730
Diamond Offshore Drilling, Inc.	2,903	50,222
Dril-Quip, Inc.*	1,770	103,049
Ensco plc, Class A	10,574	148,882
Era Group, Inc.*	904	13,533
Exterran Holdings, Inc.	3,135	56,430
Fairmount Santrol Holdings, Inc.*	316	853
Forum Energy Technologies, Inc.*	2,680	32,723
Frank’s International N.V.	1,557	23,869
Geospace Technologies Corp.*	610	8,424
Gulfmark Offshore, Inc., Class A	1,179	7,204
Helix Energy Solutions Group, Inc.*	4,789	22,939
Helmerich & Payne, Inc.	2,600	122,876
Hornbeck Offshore Services, Inc.*	1,435	19,416
Independence Contract Drilling, Inc.*	764	3,805
ION Geophysical Corp.*	5,697	2,222
Key Energy Services, Inc.*	6,164	2,897
Matrix Service Co.*	1,231	27,661
McDermott International, Inc.*	10,729	46,135
Nabors Industries Ltd.	14,901	140,814
Natural Gas Services Group, Inc.*	583	11,252
Newpark Resources, Inc.*	3,809	19,502
Noble Corp. plc	10,922	119,159
Nordic American Offshore Ltd.	881	5,286
North Atlantic Drilling Ltd.*	3,727	2,870
Oceaneering International, Inc.	3,688	144,865
Oil States International, Inc.*	2,333	60,961
Parker Drilling Co.*	5,700	14,991
Patterson-UTI Energy, Inc.	6,624	87,039
PHI, Inc. (Non-Voting)*	513	9,685
Pioneer Energy Services Corp.*	2,981	6,260
Rowan Cos., plc, Class A	5,639	91,070
RPC, Inc.	2,260	20,001
SEACOR Holdings, Inc.*	831	49,702
Seadrill Ltd.*	16,882	99,604
Seventy Seven Energy, Inc.*	2,603	3,592
Solar Cayman Ltd.(b)*†	50,828	—

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Superior Energy Services, Inc.	6,796	$85,833
Tesco Corp.	1,802	12,866
TETRA Technologies, Inc.*	3,527	20,845
Tidewater, Inc.	2,118	27,831
Unit Corp.*	2,294	25,830

		1,869,892

Oil, Gas & Consumable Fuels (3.2%)
Abraxas Petroleum Corp.*	4,606	5,896
Adams Resources & Energy, Inc.	106	4,346
Alon USA Energy, Inc.	1,394	25,190
Approach Resources, Inc.*	1,767	3,304
Ardmore Shipping Corp.	860	10,389
Bill Barrett Corp.*	2,417	7,976
Bonanza Creek Energy, Inc.*	2,343	9,536
California Resources Corp.	14,297	37,172
Callon Petroleum Co.*	3,126	22,789
Carrizo Oil & Gas, Inc.*	7,141	218,086
Cimarex Energy Co.	14,880	1,524,902
Clayton Williams Energy, Inc.*	286	11,100
Clean Energy Fuels Corp.*	3,294	14,823
Cloud Peak Energy, Inc.*	2,832	7,448
Cobalt International Energy, Inc.*	16,681	118,101
CONSOL Energy, Inc.	10,358	101,508
Contango Oil & Gas Co.*	896	6,810
CVR Energy, Inc.	449	18,431
Delek U.S. Holdings, Inc.	1,160	32,132
Denbury Resources, Inc.	16,381	39,970
DHT Holdings, Inc.	4,179	31,008
Diamondback Energy, Inc.*	2,994	193,412
Dorian LPG Ltd.*	1,166	12,021
Earthstone Energy, Inc.*	107	1,626
Eclipse Resources Corp.*	2,388	4,657
Energen Corp.	8,366	417,129
Energy Fuels, Inc.*	871	2,535
Energy XXI Ltd.	4,553	4,781
EP Energy Corp., Class A*	1,679	8,647
EQT Corp.	4,834	313,098
Erin Energy Corp.*	667	2,615
EXCO Resources, Inc.*	7,872	5,904
Frontline Ltd.*	4,940	13,289
GasLog Ltd.	1,875	18,037
Gastar Exploration, Inc.*	3,932	4,522
Gener8 Maritime, Inc.*	473	5,179
Golar LNG Ltd.	4,049	112,886
Green Plains, Inc.	1,709	33,257
Gulfport Energy Corp.*	4,946	146,797
Halcon Resources Corp.*	17,333	9,186
Hallador Energy Co.	523	3,635
Jones Energy, Inc., Class A*	1,357	6,500
Kosmos Energy Ltd.*	7,332	40,913
Laredo Petroleum, Inc.*	5,682	53,581
Matador Resources Co.*	1,396	28,953
Navios Maritime Acquisition Corp.	3,794	13,355
Newfield Exploration Co.*	7,397	243,361
Noble Energy, Inc.	5,281	159,381
Nordic American Tankers Ltd.	4,011	60,967
Northern Oil and Gas, Inc.*	2,912	12,871
Oasis Petroleum, Inc.*	6,330	54,944
Pacific Ethanol, Inc.*	1,516	9,839
Panhandle Oil and Gas, Inc., Class A	472	7,627
Par Petroleum Corp.*	79	1,646
Parsley Energy, Inc., Class A*	2,678	40,357
PBF Energy, Inc., Class A	3,882	109,589
PDC Energy, Inc.*	1,829	96,955
Peabody Energy Corp.	12,828	17,703
Penn Virginia Corp.*	3,356	1,779
QEP Resources, Inc.	8,072	101,142
Renewable Energy Group, Inc.*	2,027	16,784
REX American Resources Corp.*	189	9,567
Rex Energy Corp.*	2,330	4,823
Rice Energy, Inc.*	23,000	371,680
Ring Energy, Inc.*	1,066	10,521
RSP Permian, Inc.*	2,672	54,108
Sanchez Energy Corp.*	2,505	15,406
SandRidge Energy, Inc.*	20,633	5,571
Scorpio Tankers, Inc.	8,077	74,066
Ship Finance International Ltd.	2,652	43,095
SM Energy Co.	3,074	98,491
Stone Energy Corp.*	2,723	13,506
Synergy Resources Corp.*	4,302	42,160
Targa Resources Corp.	1,300	66,976
Teekay Corp.	1,282	37,998
Teekay Tankers Ltd., Class A	4,198	28,966
TransAtlantic Petroleum Ltd.*	1,327	3,371
Triangle Petroleum Corp.*	2,317	3,290
Ultra Petroleum Corp.*	3,713	23,726
W&T Offshore, Inc.	1,760	5,280
Westmoreland Coal Co.*	831	11,709
Whiting Petroleum Corp.*	9,269	141,538
World Fuel Services Corp.	2,672	95,658
WPX Energy, Inc.*	9,943	65,823

		5,869,706

Total Energy		7,739,598

Financials (34.8%)
Banks (8.6%)
1st Source Corp.	729	22,453
Access National Corp.	312	6,355
American National Bankshares, Inc.	360	8,442
Ameris Bancorp	1,447	41,601
Ames National Corp.	410	9,401
Arrow Financial Corp.	469	12,528
Associated Banc-Corp.	6,914	124,245
Banc of California, Inc.	1,658	20,344
BancFirst Corp.	322	20,318
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,366	31,623
Bancorp, Inc.*	1,558	11,872
BancorpSouth, Inc.	4,367	103,804
Bank of Hawaii Corp.	8,590	545,379
Bank of Marin Bancorp/California	278	13,341
BankUnited, Inc.	24,665	881,774
Banner Corp.	940	44,904
Bar Harbor Bankshares	248	7,934
BBCN Bancorp, Inc.	3,595	53,997
Berkshire Hills Bancorp, Inc.	1,347	37,096
Blue Hills Bancorp, Inc.	1,241	17,188
BNC Bancorp	1,110	24,675
BOK Financial Corp.	8,926	577,601
Boston Private Financial Holdings, Inc.	3,746	43,828
Bridge Bancorp, Inc.	612	16,347
Bryn Mawr Bank Corp.	814	25,291
BSB Bancorp, Inc./Massachusetts*	366	7,737
C1 Financial, Inc.*	271	5,163
Camden National Corp.	312	12,605
Capital Bank Financial Corp., Class A*	1,022	30,895
Capital City Bank Group, Inc.	441	6,580
Cardinal Financial Corp.	1,353	31,133
Cascade Bancorp*	1,408	7,617
Cathay General Bancorp	3,610	108,156

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
CenterState Banks, Inc.	2,088	$30,694
Central Pacific Financial Corp.	1,052	22,060
Century Bancorp, Inc./Massachusetts, Class A	149	6,073
Chemical Financial Corp.	1,512	48,913
Citizens & Northern Corp.	507	9,897
Citizens Financial Group, Inc.	16,100	384,146
City Holding Co.	680	33,524
City National Corp./California	2,119	186,599
CNB Financial Corp./Pennsylvania	606	11,011
CoBiz Financial, Inc.	1,607	20,907
Columbia Banking System, Inc.	2,603	81,240
Commerce Bancshares, Inc./Missouri	3,606	164,289
Community Bank System, Inc.	1,849	68,727
Community Trust Bancorp, Inc.	692	24,573
CommunityOne Bancorp*	511	5,555
ConnectOne Bancorp, Inc.	1,380	26,634
CU Bancorp*	772	17,339
Cullen/Frost Bankers, Inc.	2,367	150,494
Customers Bancorp, Inc.*	1,213	31,174
CVB Financial Corp.	4,780	79,826
Eagle Bancorp, Inc.*	334	15,197
East West Bancorp, Inc.	16,825	646,416
Enterprise Bancorp, Inc./Massachusetts	364	7,633
Enterprise Financial Services Corp.	885	22,275
F.N.B. Corp./Pennsylvania	7,911	102,447
Farmers Capital Bank Corp.*	324	8,051
FCB Financial Holdings, Inc., Class A*	1,263	41,199
Fidelity Southern Corp.	776	16,405
Financial Institutions, Inc.	597	14,794
First Bancorp, Inc./Maine	428	8,175
First Bancorp/North Carolina	913	15,521
First BanCorp/Puerto Rico*	5,285	18,815
First Busey Corp.	1,056	20,983
First Business Financial Services, Inc.	406	9,549
First Citizens BancShares, Inc./North Carolina, Class A	347	78,422
First Commonwealth Financial Corp.	4,040	36,724
First Community Bancshares, Inc./Virginia	777	13,908
First Connecticut Bancorp, Inc./Connecticut	780	12,574
First Financial Bancorp	2,765	52,756
First Financial Bankshares, Inc.	1,205	38,295
First Financial Corp./Indiana	480	15,528
First Horizon National Corp.	39,723	563,272
First Interstate BancSystem, Inc., Class A	891	24,805
First Merchants Corp.	1,708	44,784
First Midwest Bancorp, Inc./Illinois	3,522	61,776
First NBC Bank Holding Co.*	709	24,843
First Niagara Financial Group, Inc.	16,018	163,544
First of Long Island Corp.	524	14,164
First Republic Bank/California	21,474	1,347,923
FirstMerit Corp.	7,501	132,543
Flushing Financial Corp.	1,312	26,266
Franklin Financial Network, Inc.*	255	5,699
Fulton Financial Corp.	8,025	97,102
German American Bancorp, Inc.	616	18,030
Glacier Bancorp, Inc.	3,410	89,990
Great Southern Bancorp, Inc.	473	20,481
Great Western Bancorp, Inc.	1,862	47,239
Green Bancorp, Inc.*	460	5,272
Guaranty Bancorp	653	10,755
Hampton Roads Bankshares, Inc.*	1,460	2,774
Hancock Holding Co.	3,515	95,081
Hanmi Financial Corp.	1,425	35,910
Heartland Financial USA, Inc.	813	29,504
Heritage Commerce Corp.	876	9,934
Heritage Financial Corp./Washington	1,369	25,765
Heritage Oaks Bancorp	1,029	8,191
Hilltop Holdings, Inc.*	2,219	43,958
Home BancShares, Inc./Arkansas	475	19,237
HomeTrust Bancshares, Inc.*	881	16,343
Horizon Bancorp/Indiana	502	11,923
Huntington Bancshares, Inc./Ohio	36,400	385,840
IBERIABANK Corp.	1,729	100,645
Independent Bank Corp./Massachusetts	1,177	54,260
Independent Bank Corp./Michigan	989	14,598
Independent Bank Group, Inc.	429	16,486
International Bancshares Corp.	2,436	60,973
Investors Bancorp, Inc.	15,326	189,123
Lakeland Bancorp, Inc.	1,664	18,487
Lakeland Financial Corp.	748	33,772
LegacyTexas Financial Group, Inc.	2,145	65,380
Live Oak Bancshares, Inc.	135	2,651
MainSource Financial Group, Inc.	977	19,892
MB Financial, Inc.	3,392	110,715
Mercantile Bank Corp.	794	16,499
Merchants Bancshares, Inc./Vermont	197	5,792
Metro Bancorp, Inc.	555	16,311
MidWestOne Financial Group, Inc.	327	9,568
National Bank Holdings Corp., Class A	1,359	27,900
National Bankshares, Inc./Virginia	285	8,866
National Commerce Corp.*	276	6,618
National Penn Bancshares, Inc.	45,520	534,860
NBT Bancorp, Inc.	1,969	53,045
NewBridge Bancorp	1,647	14,049
OFG Bancorp	1,973	17,224
Old National Bancorp/Indiana	5,297	73,787
Old Second Bancorp, Inc.*	1,419	8,840
Opus Bank	468	17,896
Pacific Continental Corp.	839	11,167
Pacific Premier Bancorp, Inc.*	1,005	20,422
PacWest Bancorp	4,479	191,746
Park National Corp.	587	52,959
Park Sterling Corp.	2,140	14,552
Peapack-Gladstone Financial Corp.	702	14,861
Penns Woods Bancorp, Inc.	200	8,184
Peoples Bancorp, Inc./Ohio	819	17,027
Peoples Financial Services Corp.	330	11,527
People’s United Financial, Inc.	13,620	214,243
People’s Utah Bancorp	162	2,642
Pinnacle Financial Partners, Inc.	1,497	73,967
Popular, Inc.	24,817	750,218
Preferred Bank/California	503	15,895
PrivateBancorp, Inc.	3,551	136,110
Prosperity Bancshares, Inc.	3,171	155,728
QCR Holdings, Inc.	522	11,416
Renasant Corp.	1,684	55,319
Republic Bancorp, Inc./Kentucky, Class A	411	10,090
S&T Bancorp, Inc.	1,553	50,659
Sandy Spring Bancorp, Inc.	1,097	28,719
Seacoast Banking Corp. of Florida*	1,052	15,443
ServisFirst Bancshares, Inc.	1,029	42,734
Sierra Bancorp	554	8,842
Signature Bank/New York*	3,944	542,537

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Simmons First National Corp., Class A	1,355	$64,945
South State Corp.	1,039	79,868
Southside Bancshares, Inc.	1,137	31,324
Southwest Bancorp, Inc./Oklahoma	875	14,359
Square 1 Financial, Inc., Class A*	507	13,017
State Bank Financial Corp.	1,604	33,171
Sterling Bancorp/Delaware	5,434	80,804
Stock Yards Bancorp, Inc.	655	23,809
Stonegate Bank	525	16,700
Suffolk Bancorp	547	14,944
Sun Bancorp, Inc./New Jersey*	414	7,945
SVB Financial Group*	862	99,595
Synovus Financial Corp.	6,006	177,778
Talmer Bancorp, Inc., Class A	2,095	34,882
TCF Financial Corp.	7,692	116,611
Texas Capital Bancshares, Inc.*	1,922	100,751
Tompkins Financial Corp.	678	36,178
Towne Bank/Virginia	2,065	38,925
TriCo Bancshares	1,018	25,012
TriState Capital Holdings, Inc.*	996	12,420
Triumph Bancorp, Inc.*	668	11,222
Trustmark Corp.	3,055	70,784
UMB Financial Corp.	1,776	90,239
Umpqua Holdings Corp.	9,983	162,723
Union Bankshares Corp.	2,026	48,624
United Bankshares, Inc./West Virginia	3,135	119,099
United Community Banks, Inc./Georgia	2,361	48,259
Univest Corp. of Pennsylvania	858	16,491
Valley National Bancorp	10,627	104,570
Washington Trust Bancorp, Inc.	658	25,300
Webster Financial Corp.	4,114	146,582
WesBanco, Inc.	1,731	54,440
West Bancorp, Inc.	687	12,881
Westamerica Bancorp	1,149	51,062
Western Alliance Bancorp*	16,085	493,970
Wilshire Bancorp, Inc.	3,192	33,548
Wintrust Financial Corp.	2,125	113,539
Yadkin Financial Corp.	1,155	24,821
Zions Bancorp	9,162	252,321

		15,753,274

Capital Markets (1.0%)
Actua Corp.*	1,804	21,215
Ares Management LP(b)	11,344	198,293
Arlington Asset Investment Corp., Class A	1,055	14,823
Calamos Asset Management, Inc., Class A	819	7,764
CIFC Corp.	257	1,837
Cowen Group, Inc., Class A*	4,710	21,478
E*TRADE Financial Corp.*	13,070	344,133
Houlihan Lokey, Inc.*	394	8,589
INTL FCStone, Inc.*	514	12,691
Investment Technology Group, Inc.	1,334	17,796
Janus Capital Group, Inc.	6,066	82,498
KCG Holdings, Inc., Class A*	1,215	13,328
Ladenburg Thalmann Financial Services, Inc.*	4,313	9,100
Legg Mason, Inc.	2,964	123,332
Moelis & Co., Class A	8,506	223,368
Oppenheimer Holdings, Inc., Class A	438	8,764
Piper Jaffray Cos.*	717	25,934
Raymond James Financial, Inc.	10,600	526,078
RCS Capital Corp., Class A*	2,296	1,860
Safeguard Scientifics, Inc.*	873	13,566
Stifel Financial Corp.*	3,064	128,994
Virtus Investment Partners, Inc.	288	28,944
Waddell & Reed Financial, Inc., Class A	240	8,345
Walter Investment Management Corp.*	1,684	27,365

		1,870,095

Consumer Finance (1.5%)
Cash America International, Inc.	1,232	34,459
Emergent Capital, Inc.*	281,000	1,531,450
Encore Capital Group, Inc.*	983	36,371
Enova International, Inc.*	88,158	900,975
Ezcorp, Inc., Class A*	2,400	14,808
First Cash Financial Services, Inc.*	103	4,126
Green Dot Corp., Class A*	2,066	36,362
JG Wentworth Co., Class A*	682	3,362
Nelnet, Inc., Class A	1,061	36,721
Regional Management Corp.*	461	7,145
SLM Corp.*	1,562	11,559
Springleaf Holdings, Inc.*	2,351	102,786
World Acceptance Corp.*	127	3,409

		2,723,533

Diversified Financial Services (0.2%)
FNFV Group*	3,609	42,298
GAIN Capital Holdings, Inc.	1,275	9,282
Marlin Business Services Corp.	406	6,248
Nasdaq, Inc.	5,194	276,996
NewStar Financial, Inc.*	1,101	9,028
PHH Corp.*	2,245	31,699
PICO Holdings, Inc.*	1,071	10,367
Resource America, Inc., Class A	683	4,542
Tiptree Financial, Inc., Class A	1,357	8,685

		399,145

Insurance (10.4%)
Alleghany Corp.*	725	339,380
Allied World Assurance Co. Holdings AG	4,318	164,818
Ambac Financial Group, Inc.*	1,787	25,858
American Equity Investment Life Holding Co.	3,583	83,520
American Financial Group, Inc./Ohio	3,054	210,451
American National Insurance Co.	320	31,245
AMERISAFE, Inc.	852	42,370
AmTrust Financial Services, Inc.	1,638	103,161
Arch Capital Group Ltd.*	14,816	1,088,532
Argo Group International Holdings Ltd.	1,259	71,247
Arthur J. Gallagher & Co.	3,382	139,609
Aspen Insurance Holdings Ltd.	2,798	130,023
Assurant, Inc.	3,054	241,297
Assured Guaranty Ltd.	6,811	170,275
Atlas Financial Holdings, Inc.*	253	4,680
Axis Capital Holdings Ltd.	4,537	243,728
Baldwin & Lyons, Inc., Class B	443	9,613
Brown & Brown, Inc.	35,885	1,111,358
Citizens, Inc./Texas*	2,211	16,406
CNO Financial Group, Inc.	8,892	167,258
Crawford & Co., Class B	856	4,802
Donegal Group, Inc., Class A	397	5,582
EMC Insurance Group, Inc.	361	8,379
Employers Holdings, Inc.	589	13,129
Endurance Specialty Holdings Ltd.	11,008	671,818
Enstar Group Ltd.*	1,757	263,550
Everest Reinsurance Group Ltd.	1,998	346,333
FBL Financial Group, Inc., Class A	422	25,961

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Federated National Holding Co.	652	$15,661
Fidelity & Guaranty Life	521	12,785
First American Financial Corp.	60,898	2,379,285
Genworth Financial, Inc., Class A*	22,395	103,465
Global Indemnity plc*	363	9,500
Greenlight Capital Reinsurance Ltd., Class A*	1,314	29,276
Hallmark Financial Services, Inc.*	689	7,917
Hanover Insurance Group, Inc.	2,001	155,478
Hartford Financial Services Group, Inc.	9,701	444,112
HCC Insurance Holdings, Inc.	10,562	818,238
HCI Group, Inc.	347	13,453
Heritage Insurance Holdings, Inc.*	416	8,208
Horace Mann Educators Corp.	1,845	61,291
Independence Holding Co.	319	4,134
Infinity Property & Casualty Corp.	3,594	289,461
James River Group Holdings Ltd.	501	13,472
Kansas City Life Insurance Co.	136	6,391
Kemper Corp.	1,943	68,724
Maiden Holdings Ltd.	2,001	27,774
Markel Corp.*	571	457,862
MBIA, Inc.*	5,424	32,978
Mercury General Corp.	1,094	55,258
National General Holdings Corp.	1,581	30,497
National Interstate Corp.	250	6,670
National Western Life Insurance Co., Class A	99	22,047
Navigators Group, Inc.*	5,970	465,541
Old Republic International Corp.	131,213	2,052,171
OneBeacon Insurance Group Ltd., Class A	1,023	14,363
PartnerReinsurance Ltd.	2,153	299,009
Primerica, Inc.	2,322	104,653
ProAssurance Corp.	2,487	122,037
Reinsurance Group of America, Inc.	5,772	522,885
RenaissanceReinsurance Holdings Ltd.	10,088	1,072,556
RLI Corp.	1,953	104,544
Safety Insurance Group, Inc.	664	35,956
Selective Insurance Group, Inc.	2,564	79,638
StanCorp Financial Group, Inc.	1,901	217,094
State Auto Financial Corp.	665	15,169
State National Cos., Inc.	1,302	12,174
Stewart Information Services Corp.	1,039	42,505
Symetra Financial Corp.	3,369	106,595
Third Point Reinsurance Ltd.*	3,565	47,949
Torchmark Corp.	5,685	320,634
United Fire Group, Inc.	904	31,685
United Insurance Holdings Corp.	787	10,349
Validus Holdings Ltd.	3,816	171,987
W. R. Berkley Corp.	4,325	235,150
White Mountains Insurance Group Ltd.	271	202,518
Willis Group Holdings plc	41,565	1,702,918
XL Group plc	8,988	326,444

		19,124,844

Real Estate Investment Trusts (REITs) (9.9%)
Acadia Realty Trust (REIT)	3,114	93,638
AG Mortgage Investment Trust, Inc. (REIT)	1,319	20,075
Agree Realty Corp. (REIT)	785	23,432
Alexander’s, Inc. (REIT)	5	1,870
Alexandria Real Estate Equities, Inc. (REIT)	3,254	275,516
Altisource Residential Corp. (REIT)	2,582	35,941
American Assets Trust, Inc. (REIT)	181	7,396
American Campus Communities, Inc. (REIT)	4,938	178,953
American Capital Mortgage Investment Corp. (REIT)	2,371	34,949
American Homes 4 Rent (REIT), Class A	7,549	121,388
American Residential Properties, Inc. (REIT)	1,508	26,043
Anworth Mortgage Asset Corp. (REIT)	4,659	23,015
Apartment Investment & Management Co. (REIT), Class A	7,065	261,546
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,689	42,244
Apollo Residential Mortgage, Inc. (REIT)	1,491	18,876
Apple Hospitality REIT, Inc. (REIT)	7,904	146,777
Ares Commercial Real Estate Corp. (REIT)	1,322	15,851
Armada Hoffler Properties, Inc. (REIT)	1,238	12,095
ARMOUR Residential REIT, Inc. (REIT)	1,991	39,892
Ashford Hospitality Prime, Inc. (REIT)	1,307	18,337
Ashford Hospitality Trust, Inc. (REIT)	3,851	23,491
BioMed Realty Trust, Inc. (REIT)	9,219	184,196
Bluerock Residential Growth REIT, Inc. (REIT)	876	10,494
Brandywine Realty Trust (REIT)	8,135	100,223
Brixmor Property Group, Inc. (REIT)	7,602	178,495
Camden Property Trust (REIT)	3,929	290,353
Campus Crest Communities, Inc. (REIT)	3,035	16,146
Capstead Mortgage Corp. (REIT)	4,408	43,595
CatchMark Timber Trust, Inc. (REIT), Class A	1,800	18,504
CBL & Associates Properties, Inc. (REIT)	7,548	103,785
Cedar Realty Trust, Inc. (REIT)	3,776	23,449
Chambers Street Properties (REIT)	10,779	69,956
Chatham Lodging Trust (REIT)	1,739	37,354
Chesapeake Lodging Trust (REIT)	2,707	70,544
Chimera Investment Corp. (REIT)	9,331	124,755
Colony Capital, Inc. (REIT), Class A	13,135	256,921
Columbia Property Trust, Inc. (REIT)	4,947	114,770
Communications Sales & Leasing, Inc. (REIT)	5,462	97,770
CorEnergy Infrastructure Trust, Inc. (REIT)	2,759	12,195
Corporate Office Properties Trust (REIT)	4,278	89,966
Corrections Corp. of America (REIT)	13,880	410,015
Cousins Properties, Inc. (REIT)	9,794	90,301
CubeSmart (REIT)	1,638	44,570
CyrusOne, Inc. (REIT)	129	4,213
CYS Investments, Inc. (REIT)	7,332	53,230
DCT Industrial Trust, Inc. (REIT)	4,040	135,986
DDR Corp. (REIT)	13,677	210,352
DiamondRock Hospitality Co. (REIT)	9,119	100,765
Douglas Emmett, Inc. (REIT)	6,587	189,179
Duke Realty Corp. (REIT)	15,491	295,104
DuPont Fabros Technology, Inc. (REIT)	1,861	48,163

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Dynex Capital, Inc. (REIT)	2,438	$15,993
EastGroup Properties, Inc. (REIT)	1,173	63,553
Education Realty Trust, Inc. (REIT)	2,195	72,325
Empire State Realty Trust, Inc. (REIT), Class A	2,754	46,901
EPR Properties (REIT)	2,590	133,566
Equity Commonwealth (REIT)*	5,873	159,981
Equity One, Inc. (REIT)	3,031	73,775
Federal Realty Investment Trust (REIT)	5,500	750,475
FelCor Lodging Trust, Inc. (REIT)	6,454	45,630
First Industrial Realty Trust, Inc. (REIT)	4,984	104,415
First Potomac Realty Trust (REIT)	2,605	28,655
Franklin Street Properties Corp. (REIT)	4,026	43,279
Gaming and Leisure Properties, Inc. (REIT)	3,458	102,703
Geo Group, Inc. (REIT)	3,370	100,224
Getty Realty Corp. (REIT)	1,122	17,728
Gladstone Commercial Corp. (REIT)	864	12,191
Government Properties Income Trust (REIT)	3,198	51,168
Gramercy Property Trust, Inc. (REIT)	2,569	53,358
Great Ajax Corp. (REIT)	247	3,055
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,466	25,245
Hatteras Financial Corp. (REIT)	4,414	66,872
Healthcare Realty Trust, Inc. (REIT)	4,545	112,943
Healthcare Trust of America, Inc. (REIT), Class A	5,125	125,614
Hersha Hospitality Trust (REIT)	2,216	50,215
Highwoods Properties, Inc. (REIT)	14,969	580,049
Home Properties, Inc. (REIT)	2,627	196,368
Hospitality Properties Trust (REIT)	6,736	172,307
Hudson Pacific Properties, Inc. (REIT)	3,377	97,224
Independence Realty Trust, Inc. (REIT)	1,430	10,312
InfraREIT, Inc. (REIT)	982	23,254
Inland Real Estate Corp. (REIT)	2,706	21,919
Invesco Mortgage Capital, Inc. (REIT)	5,631	68,923
Investors Real Estate Trust (REIT)	5,544	42,911
Iron Mountain, Inc. (REIT)	5,777	179,203
iStar, Inc. (REIT)*	50,148	630,862
Kilroy Realty Corp. (REIT)	3,982	259,467
Kite Realty Group Trust (REIT)	3,787	90,168
Ladder Capital Corp. (REIT)	1,825	26,134
LaSalle Hotel Properties (REIT)	5,119	145,328
Lexington Realty Trust (REIT)	9,302	75,346
Liberty Property Trust (REIT)	6,747	212,598
LTC Properties, Inc. (REIT)	1,516	64,688
Mack-Cali Realty Corp. (REIT)	4,007	75,652
Medical Properties Trust, Inc. (REIT)	10,535	116,517
MFA Financial, Inc. (REIT)	16,864	114,844
Mid-America Apartment Communities, Inc. (REIT)	8,809	721,193
Monmouth Real Estate Investment Corp. (REIT)	2,769	26,998
Monogram Residential Trust, Inc. (REIT)	7,555	70,337
National Health Investors, Inc. (REIT)	1,133	65,136
National Retail Properties, Inc. (REIT)	5,925	214,900
National Storage Affiliates Trust (REIT)	81	1,098
New Residential Investment Corp. (REIT)	10,344	135,506
New Senior Investment Group, Inc. (REIT)	3,939	41,202
New York Mortgage Trust, Inc. (REIT)	5,095	27,972
New York REIT, Inc. (REIT)	7,393	74,374
NexPoint Residential Trust, Inc. (REIT)	877	11,717
NorthStar Realty Finance Corp. (REIT)	16,437	202,997
Omega Healthcare Investors, Inc. (REIT)	5,995	210,724
One Liberty Properties, Inc. (REIT)	518	11,049
Orchid Island Capital, Inc. (REIT)	1,143	10,573
Outfront Media, Inc. (REIT)	6,248	129,958
Paramount Group, Inc. (REIT)	8,088	135,878
Parkway Properties, Inc. (REIT)	3,825	59,517
Pebblebrook Hotel Trust (REIT)	3,250	115,212
Pennsylvania Real Estate Investment Trust (REIT)	3,095	61,374
PennyMac Mortgage Investment Trust (REIT)	2,677	41,413
Physicians Realty Trust (REIT)	30,615	461,980
Piedmont Office Realty Trust, Inc. (REIT), Class A	6,992	125,087
Plum Creek Timber Co., Inc. (REIT)	4,702	185,776
Post Properties, Inc. (REIT)	1,652	96,295
Potlatch Corp. (REIT)	510	14,683
Preferred Apartment Communities, Inc. (REIT), Class A	996	10,836
PS Business Parks, Inc. (REIT)	796	63,186
QTS Realty Trust, Inc. (REIT), Class A	65	2,840
RAIT Financial Trust (REIT)	4,086	20,267
Ramco-Gershenson Properties Trust (REIT)	3,546	53,225
Rayonier, Inc. (REIT)	5,748	126,858
Redwood Trust, Inc. (REIT)	3,806	52,675
Regency Centers Corp. (REIT)	4,177	259,601
Resource Capital Corp. (REIT)	1,527	17,057
Retail Opportunity Investments Corp. (REIT)	24,117	398,895
Retail Properties of America, Inc. (REIT), Class A	10,690	150,622
Rexford Industrial Realty, Inc. (REIT)	2,563	35,344
RLJ Lodging Trust (REIT)	3,803	96,102
Rouse Properties, Inc. (REIT)	1,635	25,473
Sabra Health Care REIT, Inc. (REIT)	2,533	58,715
Saul Centers, Inc. (REIT)	51	2,639
Select Income REIT (REIT)	2,822	53,646
Senior Housing Properties Trust (REIT)	10,635	172,287
Silver Bay Realty Trust Corp. (REIT)	59,192	947,664
Sovran Self Storage, Inc. (REIT)	208	19,614
Spirit Realty Capital, Inc. (REIT)	20,029	183,065
STAG Industrial, Inc. (REIT)	2,940	53,537
Starwood Property Trust, Inc. (REIT)	10,521	215,891
STORE Capital Corp. (REIT)	1,672	34,544
Strategic Hotels & Resorts, Inc. (REIT)*	12,454	171,741
Summit Hotel Properties, Inc. (REIT)	3,934	45,910
Sun Communities, Inc. (REIT)	1,772	120,071
Sunstone Hotel Investors, Inc. (REIT)	9,448	124,997

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Taubman Centers, Inc. (REIT)	1,687	$116,538
Terreno Realty Corp. (REIT)	1,945	38,200
Two Harbors Investment Corp. (REIT)	16,006	141,173
UMH Properties, Inc. (REIT)	986	9,170
United Development Funding IV (REIT)	1,419	24,974
Urstadt Biddle Properties, Inc. (REIT), Class A	867	16,248
Washington Real Estate Investment Trust (REIT)	3,085	76,909
Weingarten Realty Investors (REIT)	5,579	184,721
Western Asset Mortgage Capital Corp. (REIT)	1,899	23,946
Whitestone REIT (REIT)	1,121	12,925
WP Carey, Inc. (REIT)	4,666	269,741
WP GLIMCHER, Inc. (REIT)	8,410	98,061
Xenia Hotels & Resorts, Inc. (REIT)	5,056	88,278

		18,181,747

Real Estate Management & Development (1.7%)
Alexander & Baldwin, Inc.	2,210	75,869
Altisource Asset Management Corp.*	7	168
AV Homes, Inc.*	542	7,328
Consolidated-Tomoka Land Co.	142	7,072
Forest City Enterprises, Inc., Class A*	9,856	198,401
Forestar Group, Inc.*	1,563	20,553
FRP Holdings, Inc.*	294	8,861
Howard Hughes Corp.*	17,975	2,062,452
Jones Lang LaSalle, Inc.	555	79,792
Kennedy-Wilson Holdings, Inc.	3,797	84,180
RE/MAX Holdings, Inc., Class A	540	19,429
Realogy Holdings Corp.*	11,165	420,139
St. Joe Co.*	1,944	37,189
Tejon Ranch Co.*	608	13,260

		3,034,693

Thrifts & Mortgage Finance (1.5%)
Anchor BanCorp Wisconsin, Inc.*	335	14,268
Astoria Financial Corp.	4,076	65,624
Bank Mutual Corp.	2,137	16,412
BankFinancial Corp.	820	10,193
BBX Capital Corp., Class A*	115	1,852
Bear State Financial, Inc.*	582	5,180
Beneficial Bancorp, Inc.*	3,810	50,521
Brookline Bancorp, Inc.	3,173	32,174
Capitol Federal Financial, Inc.	6,356	77,035
Charter Financial Corp./Maryland	794	10,068
Clifton Bancorp, Inc.	1,191	16,531
Dime Community Bancshares, Inc.	1,389	23,474
Essent Group Ltd.*	14,900	370,265
EverBank Financial Corp.	4,423	85,364
Federal Agricultural Mortgage Corp., Class C	468	12,135
First Defiance Financial Corp.	399	14,587
Flagstar Bancorp, Inc.*	956	19,655
Fox Chase Bancorp, Inc.	550	9,548
Hingham Institution for Savings	59	6,846
HomeStreet, Inc.*	707	16,332
Hudson City Bancorp, Inc.	23,710	241,131
Impac Mortgage Holdings, Inc.*	52	850
Kearny Financial Corp.	4,311	49,447
Meridian Bancorp, Inc.	2,137	29,213
Meta Financial Group, Inc.	329	13,742
MGIC Investment Corp.*	8,456	78,303
Nationstar Mortgage Holdings, Inc.*	50,054	694,249
NMI Holdings, Inc., Class A*	2,219	16,864
Northfield Bancorp, Inc.	2,146	32,641
Northwest Bancshares, Inc.	4,490	58,370
OceanFirst Financial Corp.	558	9,609
Ocwen Financial Corp.*	4,838	32,463
Oritani Financial Corp.	1,979	30,912
PennyMac Financial Services, Inc., Class A*	302	4,832
Provident Financial Services, Inc.	2,952	57,564
Radian Group, Inc.	8,653	137,669
Stonegate Mortgage Corp.*	583	4,145
Territorial Bancorp, Inc.	361	9,400
TFS Financial Corp.	2,978	51,370
TrustCo Bank Corp.	4,247	24,802
United Community Financial Corp./Ohio	2,177	10,885
United Financial Bancorp, Inc.	1,836	23,960
Walker & Dunlop, Inc.*	625	16,300
Washington Federal, Inc.	4,271	97,165
Waterstone Financial, Inc.	1,344	18,117
WSFS Financial Corp.	1,274	36,704

		2,638,771

Total Financials		63,726,102

Health Care (6.1%)
Biotechnology (0.2%)
ACADIA Pharmaceuticals, Inc.*	281	9,293
Acorda Therapeutics, Inc.*	170	4,507
Adamas Pharmaceuticals, Inc.*	476	7,968
Agenus, Inc.*	724	3,330
Akebia Therapeutics, Inc.*	1,136	10,974
Alkermes plc*	1,147	67,294
Array BioPharma, Inc.*	1,183	5,394
Arrowhead Research Corp.*	1,233	7,102
BioCryst Pharmaceuticals, Inc.*	613	6,988
Calithera Biosciences, Inc.*	498	2,704
Celldex Therapeutics, Inc.*	408	4,300
Cytokinetics, Inc.*	770	5,151
Emergent BioSolutions, Inc.*	409	11,652
Geron Corp.*	395	1,090
Global Blood Therapeutics, Inc.*	60	2,530
Idera Pharmaceuticals, Inc.*	332	1,112
Ignyta, Inc.*	335	2,941
Immunomedics, Inc.*	383	659
Inovio Pharmaceuticals, Inc.*	382	2,208
Lexicon Pharmaceuticals, Inc.*	1,127	12,104
Loxo Oncology, Inc.*	347	6,066
Merrimack Pharmaceuticals, Inc.*	295	2,510
Navidea Biopharmaceuticals, Inc.*	1,368	3,119
Ocata Therapeutics, Inc.*	195	815
Osiris Therapeutics, Inc.*	65	1,201
PDL BioPharma, Inc.	7,524	37,846
Peregrine Pharmaceuticals, Inc.*	584	596
Rigel Pharmaceuticals, Inc.*	917	2,265
Seres Therapeutics, Inc.*	70	2,075
Spectrum Pharmaceuticals, Inc.*	2,268	13,563
Stemline Therapeutics, Inc.*	591	5,219
Threshold Pharmaceuticals, Inc.*	247	1,005
Tokai Pharmaceuticals, Inc.*	249	2,577
Vanda Pharmaceuticals, Inc.*	371	4,185
Verastem, Inc.*	1,247	2,232
Versartis, Inc.*	954	11,000
XOMA Corp.*	813	611

		266,186

Health Care Equipment & Supplies (1.9%)
Alere, Inc.*	1,376	66,254
Analogic Corp.	506	41,512
AngioDynamics, Inc.*	1,178	15,538

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Anika Therapeutics, Inc.*	139	$4,424
AtriCure, Inc.*	330	7,230
Boston Scientific Corp.*	77,062	1,264,587
Cardiovascular Systems, Inc.*	74	1,172
Cerus Corp.*	663	3,010
CONMED Corp.	1,238	59,102
Cooper Cos., Inc.	696	103,607
CryoLife, Inc.	1,178	11,462
Cutera, Inc.*	197	2,577
Cynosure, Inc., Class A*	87	2,613
DENTSPLY International, Inc.	4,692	237,274
Entellus Medical, Inc.*	41	739
Exactech, Inc.*	466	8,122
Greatbatch, Inc.*	1,149	64,827
Haemonetics Corp.*	1,216	39,301
Halyard Health, Inc.*	2,098	59,667
Hill-Rom Holdings, Inc.	217	11,282
ICU Medical, Inc.*	223	24,419
Integra LifeSciences Holdings Corp.*	686	40,851
Invacare Corp.	1,439	20,822
LeMaitre Vascular, Inc.	318	3,876
Meridian Bioscience, Inc.	287	4,908
Merit Medical Systems, Inc.*	1,977	47,270
OraSure Technologies, Inc.*	2,406	10,683
Orthofix International N.V.*	17,033	574,864
Oxford Immunotec Global plc*	73	986
Quidel Corp.*	769	14,519
Rockwell Medical, Inc.*	256	1,974
RTI Surgical, Inc.*	470	2,670
SeaSpine Holdings Corp.*	221	3,580
STERIS Corp.	5,950	386,572
SurModics, Inc.*	468	10,221
Teleflex, Inc.	1,875	232,894
Tornier N.V.*	719	14,660
TransEnterix, Inc.*	1,453	3,284
Unilife Corp.*	955	936
Wright Medical Group, Inc.*	1,148	24,131

		3,428,420

Health Care Providers & Services (2.4%)
Aceto Corp.	175	4,804
Addus HomeCare Corp.*	274	8,535
Alliance HealthCare Services, Inc.*	161	1,571
Almost Family, Inc.*	332	13,297
Amedisys, Inc.*	269	10,214
Amsurg Corp.*	5,414	420,722
BioScrip, Inc.*	3,190	5,965
Brookdale Senior Living, Inc.*	6,520	149,699
Community Health Systems, Inc.*	5,299	226,638
Cross Country Healthcare, Inc.*	566	7,703
Ensign Group, Inc.	82	3,496
ExamWorks Group, Inc.*	9,500	277,780
Five Star Quality Care, Inc.*	1,974	6,100
Genesis Healthcare, Inc.*	867	5,315
Hanger, Inc.*	1,585	21,619
Health Net, Inc.*	2,909	175,180
HealthSouth Corp.	19,464	746,834
Healthways, Inc.*	1,428	15,879
IPC Healthcare, Inc.*	306	23,773
Kindred Healthcare, Inc.	3,759	59,204
LHC Group, Inc.*	541	24,221
LifePoint Health, Inc.*	14,828	1,051,305
Magellan Health, Inc.*	1,232	68,290
MEDNAX, Inc.*	5,985	459,588
National HealthCare Corp.	452	27,522
National Research Corp., Class A	82	979
Owens & Minor, Inc.	2,851	91,061
Patterson Cos., Inc.	1,760	76,120
PharMerica Corp.*	1,368	38,947
Select Medical Holdings Corp.	314	3,388
Surgical Care Affiliates, Inc.*	62	2,027
Teladoc, Inc.*	120	2,675
Triple-S Management Corp., Class B*	1,115	19,858
Trupanion, Inc.*	141	1,065
Universal American Corp.*	48,267	330,146
VCA, Inc.*	218	11,478

		4,392,998

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	5,641	69,948
Evolent Health, Inc., Class A*	157	2,506
MedAssets, Inc.*	158	3,170
Vocera Communications, Inc.*	401	4,575

		80,199

Life Sciences Tools & Services (1.4%)
Affymetrix, Inc.*	2,562	21,880
Bio-Rad Laboratories, Inc., Class A*	932	125,177
Bio-Techne Corp.	974	90,056
Harvard Bioscience, Inc.*	275,449	1,041,197
Luminex Corp.*	1,832	30,979
PerkinElmer, Inc.	14,677	674,555
QIAGEN N.V.*	10,438	269,300
Quintiles Transnational Holdings, Inc.*	4,417	307,291
VWR Corp.*	626	16,082

		2,576,517

Pharmaceuticals (0.2%)
Amphastar Pharmaceuticals, Inc.*	478	5,588
Aratana Therapeutics, Inc.*	130	1,100
Assembly Biosciences, Inc.*	62	593
Dermira, Inc.*	376	8,776
Endocyte, Inc.*	1,725	7,900
Medicines Co.*	2,689	102,074
Omeros Corp.*	98	1,074
Prestige Brands Holdings, Inc.*	6,700	302,572
Theravance Biopharma, Inc.*	1,176	12,924
Theravance, Inc.	499	3,583

		446,184

Total Health Care		11,190,504

Industrials (11.9%)
Aerospace & Defense (1.3%)
AAR Corp.	1,591	30,181
Aerojet Rocketdyne Holdings, Inc.*	1,491	24,124
Aerovironment, Inc.*	910	18,236
American Science & Engineering, Inc.	321	11,415
BWX Technologies, Inc.	3,880	102,277
Cubic Corp.	974	40,850
Curtiss-Wright Corp.	2,029	126,650
DigitalGlobe, Inc.*	3,273	62,253
Ducommun, Inc.*	508	10,196
Engility Holdings, Inc.	826	21,294
Esterline Technologies Corp.*	1,274	91,588
KEYW Holding Corp.*	1,558	9,582
KLX, Inc.*	2,382	85,133
Kratos Defense & Security Solutions, Inc.*	2,057	8,681
Moog, Inc., Class A*	1,589	85,917
National Presto Industries, Inc.	219	18,453
Orbital ATK, Inc.	2,713	194,983
Sparton Corp.*	188	4,023
Spirit AeroSystems Holdings, Inc., Class A*	497	24,025

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Teledyne Technologies, Inc.*	1,191	$107,547
Triumph Group, Inc.	2,227	93,712
Vectrus, Inc.*	56,135	1,237,215

		2,408,335

Air Freight & Logistics (0.6%)
Air Transport Services Group, Inc.*	2,359	20,169
Atlas Air Worldwide Holdings, Inc.*	1,126	38,915
Hub Group, Inc., Class A*	30,166	1,098,344
UTi Worldwide, Inc.*	4,132	18,966
XPO Logistics, Inc.*	564	13,440

		1,189,834

Airlines (0.2%)
Copa Holdings S.A., Class A	1,485	62,266
JetBlue Airways Corp.*	8,867	228,503
Republic Airways Holdings, Inc.*	2,332	13,479
SkyWest, Inc.	2,293	38,247
Virgin America, Inc.*	77	2,636

		345,131

Building Products (0.4%)
Armstrong World Industries, Inc.*	655	31,270
Fortune Brands Home & Security, Inc.	4,681	222,207
Gibraltar Industries, Inc.*	1,380	25,323
Griffon Corp.	1,211	19,097
Insteel Industries, Inc.	72	1,158
Owens Corning, Inc.	5,327	223,255
Quanex Building Products Corp.	1,394	25,329
Simpson Manufacturing Co., Inc.	1,732	58,005
Universal Forest Products, Inc.	905	52,200

		657,844

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	2,534	69,203
ACCO Brands Corp.*	4,967	35,117
ADT Corp.	7,732	231,187
Brady Corp., Class A	2,146	42,190
Brink’s Co.	8,789	237,391
Casella Waste Systems, Inc., Class A*	1,490	8,642
CECO Environmental Corp.	1,023	8,378
Civeo Corp.	178,173	263,696
Clean Harbors, Inc.*	864	37,990
Deluxe Corp.	1,031	57,468
Ennis, Inc.	1,137	19,738
Essendant, Inc.	1,727	56,007
G&K Services, Inc., Class A	242	16,122
Heritage-Crystal Clean, Inc.*	532	5,464
Herman Miller, Inc.	12,300	354,732
InnerWorkings, Inc.*	1,072	6,700
KAR Auction Services, Inc.	16,150	573,325
Kimball International, Inc., Class B	1,028	9,725
Matthews International Corp., Class A	1,414	69,244
McGrath RentCorp	1,175	31,361
Mobile Mini, Inc.	1,866	57,454
MSA Safety, Inc.	481	19,225
NL Industries, Inc.*	371	1,109
Pitney Bowes, Inc.	5,599	111,140
Quad/Graphics, Inc.	1,320	15,972
R.R. Donnelley & Sons Co.	4,477	65,185
SP Plus Corp.*	71	1,644
Tetra Tech, Inc.	2,719	66,099
TRC Cos., Inc.*	768	9,085
UniFirst Corp.	673	71,883
Viad Corp.	930	26,961
Waste Connections, Inc.	5,555	269,862
West Corp.	2,037	45,629

		2,894,928

Construction & Engineering (2.2%)
AECOM*	24,344	669,703
Aegion Corp.*	1,682	27,719
Ameresco, Inc., Class A*	991	5,827
Argan, Inc.	74	2,566
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	4,422	175,377
Comfort Systems USA, Inc.	108	2,944
EMCOR Group, Inc.	2,835	125,449
Furmanite Corp.*	245	1,490
Granite Construction, Inc.	1,771	52,546
Great Lakes Dredge & Dock Corp.*	2,556	12,882
HC2 Holdings, Inc.*	322	2,257
Jacobs Engineering Group, Inc.*	14,748	552,018
KBR, Inc.	6,509	108,440
Layne Christensen Co.*	48,921	317,987
MasTec, Inc.*	3,009	47,632
MYR Group, Inc.*	959	25,126
Northwest Pipe Co.*	441	5,759
Orion Marine Group, Inc.*	1,263	7,553
Primoris Services Corp.	567	10,155
Quanta Services, Inc.*	7,416	179,541
Salini Impregilo S.p.A.	424,000	1,616,229
Tutor Perini Corp.*	1,681	27,669

		3,976,869

Electrical Equipment (0.3%)
Babcock & Wilcox Enterprises, Inc.*	1,927	32,374
Encore Wire Corp.	218	7,122
EnerSys, Inc.	1,468	78,656
Franklin Electric Co., Inc.	154	4,194
FuelCell Energy, Inc.*	8,186	6,015
General Cable Corp.	193	2,297
Hubbell, Inc., Class B	2,272	193,006
LSI Industries, Inc.	960	8,102
Plug Power, Inc.*	3,282	6,006
Powell Industries, Inc.	422	12,702
PowerSecure International, Inc.*	854	9,838
Preformed Line Products Co.	127	4,718
Regal Beloit Corp.	1,917	108,215
Sunrun, Inc.*	766	7,943
Thermon Group Holdings, Inc.*	1,280	26,304
Vicor Corp.*	86	877

		508,369

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	2,297	200,712
Raven Industries, Inc.	1,473	24,967

		225,679

Machinery (2.8%)
Accuride Corp.*	130	360
Actuant Corp., Class A	2,687	49,414
AGCO Corp.	3,425	159,708
Alamo Group, Inc.	445	20,804
Albany International Corp., Class A	1,093	31,271
Allison Transmission Holdings, Inc.	3,714	99,127
Altra Industrial Motion Corp.	234	5,410
American Railcar Industries, Inc.	324	11,716
Astec Industries, Inc.	849	28,450
Barnes Group, Inc.	2,471	89,080
Briggs & Stratton Corp.	2,006	38,736
Chart Industries, Inc.*	1,372	26,356
CIRCOR International, Inc.	768	30,812
CLARCOR, Inc.	130	6,198
Colfax Corp.*	30,212	903,641
Columbus McKinnon Corp.	909	16,507

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Crane Co.	2,173	$101,284
Donaldson Co., Inc.	613	17,213
Douglas Dynamics, Inc.	766	15,213
Dover Corp.	7,274	415,927
EnPro Industries, Inc.	426	16,686
ESCO Technologies, Inc.	1,173	42,111
ExOne Co.*	485	3,254
Federal Signal Corp.	2,819	38,648
FreightCar America, Inc.	289	4,959
Global Brass & Copper Holdings, Inc.	112	2,297
Gorman-Rupp Co.	664	15,916
Graham Corp.	455	8,031
Hurco Cos., Inc.	308	8,082
Hyster-Yale Materials Handling, Inc.	312	18,043
IDEX Corp.	308	21,960
ITT Corp.	4,020	134,389
Joy Global, Inc.	4,392	65,573
Kadant, Inc.	404	15,760
Kennametal, Inc.	17,081	425,146
L.B. Foster Co., Class A	480	5,894
Lincoln Electric Holdings, Inc.	264	13,841
Lindsay Corp.	82	5,559
Lydall, Inc.*	522	14,872
Manitowoc Co., Inc.	6,134	92,010
Meritor, Inc.*	1,931	20,527
Milacron Holdings Corp.*	160	2,808
Miller Industries, Inc.	475	9,281
Mueller Industries, Inc.	827	24,463
Navistar International Corp.*	2,159	27,462
Oshkosh Corp.	3,530	128,245
Parker-Hannifin Corp.	1,721	167,453
Snap-on, Inc.	3,200	483,008
SPX Corp.	1,851	22,064
SPX FLOW, Inc.*	1,851	63,730
Standex International Corp.	158	11,905
Tennant Co.	60	3,371
Terex Corp.	4,734	84,928
Timken Co.	3,499	96,187
Titan International, Inc.	1,784	11,792
TriMas Corp.*	1,905	31,147
Trinity Industries, Inc.	6,995	158,577
Twin Disc, Inc.	375	4,654
Valmont Industries, Inc.	1,011	95,934
WABCO Holdings, Inc.*	2,200	230,626
Watts Water Technologies, Inc., Class A	1,267	66,923
Woodward, Inc.	910	37,037
Xylem, Inc.	8,155	267,892

		5,070,272

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	972	5,764
Golden Ocean Group Ltd.	3,108	7,646
Kirby Corp.*	2,520	156,114
Matson, Inc.	162	6,235
Navios Maritime Holdings, Inc.	3,746	9,327
Safe Bulkers, Inc.	1,733	4,783
Scorpio Bulkers, Inc.*	14,793	21,598
Ultrapetrol Bahamas Ltd.*	1,192	489

		211,956

Professional Services (0.6%)
Acacia Research Corp.	2,359	21,420
CBIZ, Inc.*	2,278	22,370
CDI Corp.	680	5,814
CRA International, Inc.*	425	9,171
Dun & Bradstreet Corp.	1,145	120,225
Exponent, Inc.	61	2,718
Franklin Covey Co.*	504	8,094
FTI Consulting, Inc.*	1,738	72,144
Heidrick & Struggles International, Inc.	802	15,599
Hill International, Inc.*	1,668	5,471
Huron Consulting Group, Inc.*	924	57,778
ICF International, Inc.*	907	27,564
Kelly Services, Inc., Class A	1,348	19,061
Korn/Ferry International	1,032	34,128
ManpowerGroup, Inc.	3,510	287,434
Mistras Group, Inc.*	338	4,343
Navigant Consulting, Inc.*	2,223	35,368
Pendrell Corp.*	7,752	5,581
Resources Connection, Inc.	1,425	21,475
RPX Corp.*	2,212	30,349
Towers Watson & Co., Class A	2,566	301,197
TransUnion*	214	5,376
TriNet Group, Inc.*	158	2,654
Volt Information Sciences, Inc.*	136	1,238
VSE Corp.	189	7,573

		1,124,145

Road & Rail (0.8%)
AMERCO	172	67,677
ArcBest Corp.	803	20,693
Celadon Group, Inc.	407	6,520
Con-way, Inc.	2,603	123,512
Covenant Transportation Group, Inc., Class A*	37	665
Genesee & Wyoming, Inc., Class A*	5,396	318,796
Marten Transport Ltd.	975	15,766
Old Dominion Freight Line, Inc.*	4,900	298,900
Roadrunner Transportation Systems, Inc.*	790	14,536
Ryder System, Inc.	8,387	620,974
Universal Truckload Services, Inc.	137	2,133
USA Truck, Inc.*	269	4,635
Werner Enterprises, Inc.	1,524	38,252
YRC Worldwide, Inc.*	1,217	16,137

		1,549,196

Trading Companies & Distributors (0.8%)
Air Lease Corp.	4,391	135,770
Aircastle Ltd.	14,310	294,929
Applied Industrial Technologies, Inc.	1,091	41,622
Beacon Roofing Supply, Inc.*	1,680	54,583
CAI International, Inc.*	766	7,721
DXP Enterprises, Inc.*	402	10,967
GATX Corp.	1,986	87,682
Kaman Corp.	1,121	40,188
Lawson Products, Inc.*	56	1,212
MRC Global, Inc.*	4,653	51,881
MSC Industrial Direct Co., Inc., Class A	1,495	91,240
Neff Corp., Class A*	320	1,789
NOW, Inc.*	4,846	71,721
Real Industry, Inc.*	399	3,519
Rush Enterprises, Inc., Class A*	1,593	38,551
TAL International Group, Inc.*	1,498	20,478
Textainer Group Holdings Ltd.	978	16,127
Titan Machinery, Inc.*	775	8,897
Univar, Inc.*	716	12,995
Veritiv Corp.*	375	13,965
Watsco, Inc.	2,800	331,744
WESCO International, Inc.*	2,003	93,079

		1,430,660

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	3,121	233,014

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Wesco Aircraft Holdings, Inc.*	2,773	$33,830

		266,844

Total Industrials		21,860,062

Information Technology (11.8%)
Communications Equipment (1.5%)
ADTRAN, Inc.	1,943	28,368
Applied Optoelectronics, Inc.*	129	2,423
ARRIS Group, Inc.*	20,798	540,124
Bel Fuse, Inc., Class B	478	9,292
Black Box Corp.	695	10,244
Brocade Communications Systems, Inc.	18,884	196,016
Calix, Inc.*	2,022	15,751
CommScope Holding Co., Inc.*	14,451	433,964
Comtech Telecommunications Corp.	715	14,736
Digi International, Inc.*	1,149	13,547
EchoStar Corp., Class A*	1,985	85,415
Emcore Corp.*	590	4,012
Extreme Networks, Inc.*	4,213	14,156
Finisar Corp.*	4,679	52,077
Harmonic, Inc.*	3,312	19,210
InterDigital, Inc.	171	8,653
Ixia*	314	4,550
Juniper Networks, Inc.	41,402	1,064,445
KVH Industries, Inc.*	190	1,900
Lumentum Holdings, Inc.*	2,113	35,815
NETGEAR, Inc.*	1,294	37,746
NetScout Systems, Inc.*	1,994	70,528
Novatel Wireless, Inc.*	296	654
Oclaro, Inc.*	4,217	9,699
Polycom, Inc.*	6,094	63,865
ShoreTel, Inc.*	2,354	17,584
Sonus Networks, Inc.*	2,273	13,002
Ubiquiti Networks, Inc.	91	3,084
ViaSat, Inc.*	294	18,901
Viavi Solutions, Inc.*	10,565	56,734

		2,846,495

Electronic Equipment, Instruments & Components (2.0%)
Agilysys, Inc.*	711	7,906
Amphenol Corp., Class A	6,078	309,735
Anixter International, Inc.*	5,713	330,097
Arrow Electronics, Inc.*	4,266	235,824
Avnet, Inc.	6,123	261,330
AVX Corp.	2,050	26,835
Benchmark Electronics, Inc.*	2,360	51,354
Checkpoint Systems, Inc.	1,952	14,152
Coherent, Inc.*	979	53,551
Control4 Corp.*	964	7,866
CTS Corp.	1,491	27,598
Daktronics, Inc.	1,376	11,930
Dolby Laboratories, Inc., Class A	2,248	73,285
DTS, Inc.*	98	2,617
Electro Rent Corp.	794	8,242
Fabrinet*	1,586	29,071
FARO Technologies, Inc.*	594	20,790
Fitbit, Inc., Class A*	619	23,330
FLIR Systems, Inc.	2,335	65,357
Gerber Scientific, Inc. (Escrow Shares)*†	1,097	—
GSI Group, Inc.*	1,589	20,228
II-VI, Inc.*	2,359	37,933
Ingram Micro, Inc., Class A	6,670	181,691
Insight Enterprises, Inc.*	1,744	45,082
Itron, Inc.*	1,729	55,172
Jabil Circuit, Inc.	7,123	159,342
Keysight Technologies, Inc.*	10,143	312,810
Kimball Electronics, Inc.*	1,353	16,141
Knowles Corp.*	14,061	259,144
Littelfuse, Inc.	141	12,852
Mercury Systems, Inc.*	1,514	24,088
Multi-Fineline Electronix, Inc.*	385	6,429
National Instruments Corp.	3,963	110,132
Newport Corp.*	1,223	16,816
OSI Systems, Inc.*	664	51,101
Park Electrochemical Corp.	889	15,638
PC Connection, Inc.	467	9,681
Plexus Corp.*	939	36,227
Rofin-Sinar Technologies, Inc.*	1,110	28,782
Rogers Corp.*	575	30,578
Sanmina Corp.*	3,724	79,582
ScanSource, Inc.*	1,290	45,743
SYNNEX Corp.	1,297	110,323
Tech Data Corp.*	1,655	113,368
Trimble Navigation Ltd.*	11,083	181,983
TTM Technologies, Inc.*	2,637	16,429
Vishay Intertechnology, Inc.	6,110	59,206
Vishay Precision Group, Inc.*	576	6,676

		3,604,047

Internet Software & Services (1.2%)
Akamai Technologies, Inc.*	4,755	328,380
Amber Road, Inc.*	58	245
Bankrate, Inc.*	3,048	31,547
Bazaarvoice, Inc.*	1,528	6,891
Blucora, Inc.*	105,839	1,457,403
Brightcove, Inc.*	141	694
Care.com, Inc.*	753	3,870
Dealertrack Technologies, Inc.*	1,702	107,498
DHI Group, Inc.*	1,279	9,349
Everyday Health, Inc.*	54	494
Intralinks Holdings, Inc.*	857	7,105
Limelight Networks, Inc.*	2,755	5,262
Liquidity Services, Inc.*	1,121	8,284
Marchex, Inc., Class B	1,463	5,896
Marin Software, Inc.*	1,202	3,762
Millennial Media, Inc.*	5,516	9,653
Monster Worldwide, Inc.*	4,053	26,020
QuinStreet, Inc.*	1,550	8,602
RealNetworks, Inc.*	1,075	4,397
Reis, Inc.	144	3,262
RetailMeNot, Inc.*	1,667	13,736
Rocket Fuel, Inc.*	1,228	5,735
SciQuest, Inc.*	541	5,410
TechTarget, Inc.*	653	5,564
United Online, Inc.*	656	6,560
Zillow Group, Inc., Class A*	797	22,898
Zillow Group, Inc., Class C*	1,594	43,038

		2,131,555

IT Services (4.5%)
6D Global Technologies, Inc.*†	418	1,216
Acxiom Corp.*	22,182	438,316
Amdocs Ltd.	9,251	526,197
Black Knight Financial Services, Inc., Class A*	117	3,808
Booz Allen Hamilton Holding Corp.	24,407	639,708
Broadridge Financial Solutions, Inc.	5,036	278,743
CACI International, Inc., Class A*	1,105	81,737
Cardtronics, Inc.*	8,300	271,410
Cass Information Systems, Inc.	229	11,251
Ciber, Inc.*	3,640	11,575
Convergys Corp.	4,495	103,879
CoreLogic, Inc.*	2,257	84,028

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
CSG Systems International, Inc.	6,825	$210,210
Datalink Corp.*	902	5,385
DST Systems, Inc.	385	40,479
Everi Holdings, Inc.*	3,061	15,703
ExlService Holdings, Inc.*	119	4,395
Fidelity National Information Services, Inc.	9,668	648,529
Leidos Holdings, Inc.	43,769	1,808,097
ManTech International Corp., Class A	1,119	28,758
MAXIMUS, Inc.	7,700	458,612
ModusLink Global Solutions, Inc.*	1,780	5,091
MoneyGram International, Inc.*	1,364	10,939
NeuStar, Inc., Class A*	204	5,551
Perficient, Inc.*	532	8,209
Science Applications International Corp.	30,000	1,206,300
ServiceSource International, Inc.*	1,159	4,636
Sykes Enterprises, Inc.*	1,808	46,104
TeleTech Holdings, Inc.	350	9,377
Teradata Corp.*	1,664	48,189
Unisys Corp.*	855	10,175
Vantiv, Inc., Class A*	27,063	1,215,670

		8,242,277

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Energy Industries, Inc.*	862	22,671
Advanced Micro Devices, Inc.*	15,894	27,338
Alpha & Omega Semiconductor Ltd.*	933	7,268
Amkor Technology, Inc.*	4,547	20,416
Applied Micro Circuits Corp.*	2,721	14,448
Axcelis Technologies, Inc.*	5,247	14,009
Brooks Automation, Inc.	3,021	35,376
Cabot Microelectronics Corp.*	168	6,508
Cascade Microtech, Inc.*	137	1,937
CEVA, Inc.*	492	9,136
Cohu, Inc.	1,190	11,733
Cree, Inc.*	4,449	107,799
Cypress Semiconductor Corp.*	14,975	127,587
Diodes, Inc.*	1,680	35,902
DSP Group, Inc.*	1,034	9,420
Entegris, Inc.*	2,623	34,597
Exar Corp.*	1,540	9,163
Fairchild Semiconductor International, Inc.*	5,247	73,668
First Solar, Inc.*	3,407	145,649
FormFactor, Inc.*	1,427	9,675
Integrated Silicon Solution, Inc.	1,425	30,623
Intersil Corp., Class A	5,934	69,428
IXYS Corp.	1,095	12,220
Kopin Corp.*	2,821	8,858
Lam Research Corp.	4,930	322,077
Lattice Semiconductor Corp.*	4,027	15,504
Linear Technology Corp.	13,353	538,794
Marvell Technology Group Ltd.	20,447	185,045
MKS Instruments, Inc.	2,407	80,707
Nanometrics, Inc.*	1,092	13,257
NeoPhotonics Corp.*	1,276	8,690
NVE Corp.	123	5,970
OmniVision Technologies, Inc.*	2,623	68,880
ON Semiconductor Corp.*	1,528	14,363
PDF Solutions, Inc.*	88	880
Pericom Semiconductor Corp.	1,019	18,597
Photronics, Inc.*	2,971	26,917
PMC-Sierra, Inc.*	5,131	34,737
Power Integrations, Inc.	452	19,061
Rudolph Technologies, Inc.*	1,252	15,587
Semtech Corp.*	1,974	29,807
Sigma Designs, Inc.*	1,610	11,093
Silicon Laboratories, Inc.*	559	23,221
SunEdison, Inc.*	972	6,979
SunPower Corp.*	2,273	45,551
Synaptics, Inc.*	6,532	538,629
Teradyne, Inc.	9,688	174,481
Tessera Technologies, Inc.	909	29,461
Ultra Clean Holdings, Inc.*	1,430	8,208
Ultratech, Inc.*	1,278	20,474
Veeco Instruments, Inc.*	1,813	37,185
Xcerra Corp.*	1,418	8,905

		3,148,489

Software (0.7%)
American Software, Inc., Class A	915	8,619
ANSYS, Inc.*	3,274	288,570
Bottomline Technologies de, Inc.*	284	7,103
Digimarc Corp.*	28	856
EnerNOC, Inc.*	1,242	9,812
Epiq Systems, Inc.	938	12,119
ePlus, Inc.*	233	18,423
Glu Mobile, Inc.*	2,661	11,629
Mentor Graphics Corp.	4,524	111,426
Nuance Communications, Inc.*	11,433	187,158
Progress Software Corp.*	2,286	59,048
QAD, Inc., Class A	342	8,755
Rapid7, Inc.*	110	2,503
Rovi Corp.*	3,986	41,813
Sapiens International Corp. N.V.	260	2,995
SeaChange International, Inc.*	1,544	9,727
Silver Spring Networks, Inc.*	123	1,584
SS&C Technologies Holdings, Inc.	362	25,355
Synopsys, Inc.*	6,478	299,154
Take-Two Interactive Software, Inc.*	1,841	52,892
TeleCommunication Systems, Inc., Class A*	2,319	7,977
Telenav, Inc.*	1,225	9,567
Verint Systems, Inc.*	148	6,386
Zynga, Inc., Class A*	34,644	78,988

		1,262,459

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.*	3,187	36,810
Avid Technology, Inc.*	530	4,219
Imation Corp.*	1,527	3,252
Lexmark International, Inc., Class A	2,772	80,333
NCR Corp.*	7,655	174,151
QLogic Corp.*	3,941	40,395
Quantum Corp.*	9,907	6,908
Stratasys Ltd.*	2,295	60,795

		406,863

Total Information Technology		21,642,185

Materials (4.2%)
Chemicals (1.5%)
A. Schulman, Inc.	142	4,611
Albemarle Corp.	5,063	223,278
American Vanguard Corp.	1,190	13,756
Ashland, Inc.	2,746	276,303
Axalta Coating Systems Ltd.*	16,660	422,164
Axiall Corp.	3,166	49,675
Cabot Corp.	2,858	90,198
Calgon Carbon Corp.	1,314	20,472
Chase Corp.	21	827
Chermours Co.	110,000	711,700
Cytec Industries, Inc.	2,907	214,682
Flotek Industries, Inc.*	2,406	40,180
FutureFuel Corp.	1,117	11,036

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hawkins, Inc.	375	$14,438
Huntsman Corp.	3,387	32,820
Innophos Holdings, Inc.	775	30,721
Innospec, Inc.	1,087	50,556
Intrepid Potash, Inc.*	2,594	14,371
Kraton Performance Polymers, Inc.*	1,407	25,185
Kronos Worldwide, Inc.	979	6,080
LSB Industries, Inc.*	555	8,503
Minerals Technologies, Inc.	104	5,009
Olin Corp.	728	12,238
OM Group, Inc.	1,362	44,796
OMNOVA Solutions, Inc.*	854	4,731
Platform Specialty Products Corp.*	4,904	62,036
Quaker Chemical Corp.	166	12,795
Rayonier Advanced Materials, Inc.	1,867	11,426
RPM International, Inc.	7,443	311,787
Scotts Miracle-Gro Co., Class A	210	12,772
Sensient Technologies Corp.	748	45,852
Stepan Co.	436	18,142
Tredegar Corp.	864	11,301
Tronox Ltd., Class A	2,841	12,415
Valhi, Inc.	419	792

		2,827,648

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	2,606	395,982
United States Lime & Minerals, Inc.	82	3,743

		399,725

Containers & Packaging (1.5%)
AptarGroup, Inc.	2,306	152,104
Avery Dennison Corp.	296	16,745
Bemis Co., Inc.	3,924	155,273
Berry Plastics Group, Inc.*	14,202	427,054
Crown Holdings, Inc.*	3,535	161,726
Graphic Packaging Holding Co.	6,323	80,871
Greif, Inc., Class A	1,388	44,291
Owens-Illinois, Inc.*	6,828	141,476
Sealed Air Corp.	8,338	390,886
Sonoco Products Co.	4,518	170,509
WestRock Co.	18,223	937,391

		2,678,326

Metals & Mining (0.9%)
AK Steel Holding Corp.*	7,885	19,003
Allegheny Technologies, Inc.	4,923	69,808
Carpenter Technology Corp.	2,272	67,637
Century Aluminum Co.*	2,141	9,848
Cliffs Natural Resources, Inc.	7,116	17,363
Coeur Mining, Inc.*	6,263	17,662
Commercial Metals Co.	5,234	70,921
Handy & Harman Ltd.*	104	2,494
Haynes International, Inc.	519	19,639
Hecla Mining Co.	16,632	32,765
Horsehead Holding Corp.*	2,618	7,959
Kaiser Aluminum Corp.	516	41,409
Materion Corp.	899	26,988
Olympic Steel, Inc.	331	3,293
Reliance Steel & Aluminum Co.	12,489	674,531
Royal Gold, Inc.	2,768	130,041
Ryerson Holding Corp.*	465	2,441
Schnitzer Steel Industries, Inc., Class A	1,161	15,720
Steel Dynamics, Inc.	9,702	166,680
Stillwater Mining Co.*	3,669	37,901
SunCoke Energy, Inc.	875	6,807
Tahoe Resources, Inc.	6,289	48,677
TimkenSteel Corp.	1,792	18,135
United States Steel Corp.	6,561	68,366
Worthington Industries, Inc.	1,664	44,063

		1,620,151

Paper & Forest Products (0.1%)
Boise Cascade Co.*	292	7,364
Domtar Corp.	2,885	103,139
Louisiana-Pacific Corp.*	521	7,419
Neenah Paper, Inc.	351	20,456
P.H. Glatfelter Co.	1,985	34,182
Schweitzer-Mauduit International, Inc.	1,136	39,056
Wausau Paper Corp.	130	832

		212,448

Total Materials		7,738,298

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	2,546	21,056
Atlantic Tele-Network, Inc.	459	33,934
Cincinnati Bell, Inc.*	9,460	29,515
Consolidated Communications Holdings, Inc.	816	15,724
Frontier Communications Corp.	52,388	248,843
Globalstar, Inc.*	21,391	33,584
Hawaiian Telcom Holdco, Inc.*	485	10,078
IDT Corp., Class B	650	9,295
inContact, Inc.*	330	2,478
Inteliquent, Inc.	893	19,941
Intelsat S.A.*	945	6,076
Iridium Communications, Inc.*	3,692	22,706
Lumos Networks Corp.	136	1,654
ORBCOMM, Inc.*	2,727	15,217
Pacific DataVision, Inc.*	188	5,621
Premiere Global Services, Inc.*	2,103	28,895
Vonage Holdings Corp.*	7,539	44,329
Windstream Holdings, Inc.	289	1,775
Zayo Group Holdings, Inc.*	17,187	435,862

		986,583

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	774	6,409
Leap Wireless International, Inc.*†	2,407	4,549
NTELOS Holdings Corp.*	784	7,079
Shenandoah Telecommunications Co.	159	6,807
Spok Holdings, Inc.	1,005	16,542
Telephone & Data Systems, Inc.	4,231	105,606
U.S. Cellular Corp.*	578	20,479

		167,471

Total Telecommunication Services		1,154,054

Utilities (6.3%)
Electric Utilities (2.3%)
ALLETE, Inc.	2,196	110,876
Cleco Corp.	5,085	270,725
El Paso Electric Co.	1,816	66,865
Empire District Electric Co.	1,949	42,937
Genie Energy Ltd., Class B*	442	3,638
Great Plains Energy, Inc.	6,848	185,033
Hawaiian Electric Industries, Inc.	4,863	139,519
IDACORP, Inc.	2,271	146,956
ITC Holdings Corp.	30,128	1,004,468
MGE Energy, Inc.	1,552	63,927
OGE Energy Corp.	9,022	246,842
Otter Tail Corp.	1,676	43,677
Pepco Holdings, Inc.	11,424	276,689
Pinnacle West Capital Corp.	4,962	318,263
PNM Resources, Inc.	3,597	100,896

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Portland General Electric Co.	19,097	$706,016
Spark Energy, Inc., Class A	28	463
UIL Holdings Corp.	2,555	128,440
Unitil Corp.	598	22,054
Westar Energy, Inc.	6,362	244,555

		4,122,839

Gas Utilities (1.5%)
AGL Resources, Inc.	5,394	329,250
Atmos Energy Corp.	4,561	265,359
Chesapeake Utilities Corp.	683	36,254
Laclede Group, Inc.	1,968	107,315
National Fuel Gas Co.	3,845	192,173
New Jersey Resources Corp.	3,855	115,766
Northwest Natural Gas Co.	1,220	55,925
ONE Gas, Inc.	2,377	107,749
Piedmont Natural Gas Co., Inc.	3,551	142,289
Questar Corp.	8,027	155,804
South Jersey Industries, Inc.	3,079	77,745
Southwest Gas Corp.	2,108	122,938
UGI Corp.	26,375	918,377
WGL Holdings, Inc.	2,244	129,411

		2,756,355

Independent Power and Renewable Electricity Producers (0.2%)
Abengoa Yield plc	2,206	36,509
Atlantic Power Corp.	5,658	10,524
Dynegy, Inc.*	5,775	119,369
NRG Yield, Inc., Class A	1,602	17,863
NRG Yield, Inc., Class C	2,738	31,788
Ormat Technologies, Inc.	971	33,043
Pattern Energy Group, Inc.	2,466	47,076
Talen Energy Corp.*	3,773	38,107
TerraForm Global, Inc., Class A*	1,674	11,149
TerraForm Power, Inc., Class A*	2,436	34,640
Vivint Solar, Inc.*	369	3,867

		383,935

Multi-Utilities (1.5%)
Alliant Energy Corp.	5,057	295,784
Avista Corp.	2,806	93,299
Black Hills Corp.	2,028	83,838
CMS Energy Corp.	32,683	1,154,364
MDU Resources Group, Inc.	8,835	151,962
NorthWestern Corp.	2,131	114,712
SCANA Corp.	6,458	363,327
TECO Energy, Inc.	10,424	273,734
Vectren Corp.	3,723	156,403

		2,687,423

Water Utilities (0.8%)
American States Water Co.	1,554	64,336
American Water Works Co., Inc.	20,517	1,130,076
Aqua America, Inc.	7,992	211,548
Artesian Resources Corp., Class A	338	8,159
California Water Service Group	2,142	47,381
Connecticut Water Service, Inc.	476	17,384
Consolidated Water Co., Ltd.	650	7,540
Middlesex Water Co.	737	17,570
SJW Corp.	719	22,109
York Water Co.	518	10,889

		1,536,992

Total Utilities		11,487,544

Total Common Stocks (97.3%) (Cost $162,430,856)		178,278,644

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Consumer Discretionary (0.1%)
Multiline Retail (0.1%)
Sears Holdings Corp.
8.000%, 12/15/19	$218,000	216,910

Total Consumer Discretionary		216,910

Total Corporate Bonds		216,910

Total Long-Term Debt Securities (0.1%) (Cost $218,000)		216,910

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.1%)
Multiline Retail (0.1%)
Sears Holdings Corp., expiring 12/15/19*	7,023	122,902

Total Consumer Discretionary		122,902

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*†	458	—

Total Energy		—

Total Warrants (0.1%) (Cost $—)		122,902

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	2,648,851	2,648,851

Total Short-Term Investment (1.4%) (Cost $2,648,851)		2,648,851

Total Investments (98.9%) (Cost $165,297,707)		181,267,307
Other Assets Less Liabilities (1.1%)		2,093,796

Net Assets (100%)		$183,361,103

*	Non-income producing.

†	Securities (totaling $5,765 or 0.0% of net assets) held at fair value by management.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2015	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	2	December-15	$228,205	$219,180	$(9,025)
S&P MidCap 400 E-Mini Index	9	December-15	1,253,986	1,226,610	(27,376)

					$(36,401)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$23,023,009	$1,300,585	$—		$24,323,594
Consumer Staples	7,416,703	—	—		7,416,703
Energy	7,739,598	—	—	(c)	7,739,598
Financials	63,726,102	—	—		63,726,102
Health Care	11,190,504	—	—		11,190,504
Industrials	20,243,833	1,616,229	—		21,860,062
Information Technology	21,640,969	—	1,216		21,642,185
Materials	7,738,298	—	—		7,738,298
Telecommunication Services	1,149,505	—	4,549		1,154,054
Utilities	11,487,544	—	—		11,487,544
Corporate Bonds
Consumer Discretionary	—	216,910	—		216,910
Short-Term Investments	2,648,851	—	—		2,648,851
Warrants
Consumer Discretionary	—	122,902	—		122,902
Energy	—	—	—	(c)	—

Total Assets	$178,004,916	$3,256,626	$5,765		$181,267,307

Liabilities:
Futures	$(36,401)	$—	$—		$(36,401)

Total Liabilities	$(36,401)	$—	$—		$(36,401)

Total	$177,968,515	$3,256,626	$5,765		$181,230,906

(a)	Securities with a market value of $1,423,487 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	A security with a market value of $4,549 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,272,642
Aggregate gross unrealized depreciation	(20,688,745)

Net unrealized appreciation	$15,583,897

Federal income tax cost of investments	$165,683,410

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.5%)
Automobiles (0.5%)
Tesla Motors, Inc.*	14,025	$3,483,810

Household Durables (0.0%)
Sony Corp.	15,600	381,442

Internet & Catalog Retail (7.8%)
Amazon.com, Inc.*	67,211	34,404,639
Expedia, Inc.	45,874	5,398,452
Groupon, Inc.*	24,355	79,397
HomeAway, Inc.*	5,048	133,974
Lands’ End, Inc.*	769	20,771
Liberty TripAdvisor Holdings, Inc., Class A*	3,907	86,618
Netflix, Inc.*	62,804	6,485,141
Priceline Group, Inc.*	9,017	11,152,767
Shutterfly, Inc.*	2,200	78,650
Travelport Worldwide Ltd.	5,210	68,876
TripAdvisor, Inc.*	6,276	395,514

		58,304,799

Media (0.2%)
Comcast Corp., Class A	17,255	981,464
CyberAgent, Inc.	11,000	430,919

		1,412,383

Total Consumer Discretionary		63,582,434

Health Care (0.2%)
Health Care Technology (0.2%)
M3, Inc.	58,800	1,173,032

Total Health Care		1,173,032

Industrials (0.6%)
Electrical Equipment (0.2%)
Nidec Corp.	17,600	1,212,580

Professional Services (0.4%)
Equifax, Inc.	10,115	982,976
Huron Consulting Group, Inc.*	13,185	824,458
Verisk Analytics, Inc., Class A*	11,745	868,073
WageWorks, Inc.*	10,240	461,619

		3,137,126

Total Industrials		4,349,706

Information Technology (66.7%)
Communications Equipment (5.3%)
ADTRAN, Inc.	3,200	46,720
Arista Networks, Inc.*	7,390	452,194
ARRIS Group, Inc.*	7,607	197,554
Brocade Communications Systems, Inc.	23,200	240,816
Ciena Corp.*	64,995	1,346,696
Cisco Systems, Inc.	612,500	16,078,125
CommScope Holding Co., Inc.*	6,968	209,249
EchoStar Corp., Class A*	2,400	103,272
F5 Networks, Inc.*	4,000	463,200
Finisar Corp.*	6,100	67,893
Harris Corp.	6,900	504,735
Infinera Corp.*	7,600	148,656
InterDigital, Inc.	2,100	106,260
Ixia*	3,500	50,715
Juniper Networks, Inc.	19,800	509,058
Lumentum Holdings, Inc.*	2,680	45,426
Motorola Solutions, Inc.	9,039	618,087
NETGEAR, Inc.*	1,500	43,755
NetScout Systems, Inc.*	5,400	190,998
Palo Alto Networks, Inc.*	57,208	9,839,776
Plantronics, Inc.	1,900	96,615
Polycom, Inc.*	7,962	83,442
QUALCOMM, Inc.	146,860	7,890,788
Ubiquiti Networks, Inc.	1,553	52,631
ViaSat, Inc.*	2,500	160,725
Viavi Solutions, Inc.*	13,400	71,958

		39,619,344

Electronic Equipment, Instruments & Components (2.3%)
Alps Electric Co., Ltd.	33,500	950,559
Amphenol Corp., Class A	17,314	882,321
Anixter International, Inc.*	1,600	92,448
Arrow Electronics, Inc.*	8,475	468,498
Avnet, Inc.	7,500	320,100
AVX Corp.	2,800	36,652
Belden, Inc.	2,400	112,056
Benchmark Electronics, Inc.*	3,000	65,280
CDW Corp.	52,138	2,130,359
Celestica, Inc.*	6,219	80,163
Cognex Corp.	5,000	171,850
Coherent, Inc.*	1,400	76,580
Corning, Inc.	101,180	1,732,201
Dolby Laboratories, Inc., Class A	2,463	80,294
FEI Co.	2,400	175,296
Fitbit, Inc., Class A*	9,600	361,824
FLIR Systems, Inc.	7,808	218,546
Ingram Micro, Inc., Class A	51,540	1,403,950
InvenSense, Inc.*	4,261	39,585
IPG Photonics Corp.*	2,100	159,537
Itron, Inc.*	2,300	73,393
Jabil Circuit, Inc.	11,000	246,070
Keysight Technologies, Inc.*	9,513	293,381
Knowles Corp.*	4,924	90,749
Largan Precision Co., Ltd.	10,000	785,061
Littelfuse, Inc.	1,300	118,495
Methode Electronics, Inc.	2,200	70,180
Murata Manufacturing Co., Ltd.	6,900	896,090
National Instruments Corp.	5,600	155,624
OSI Systems, Inc.*	1,100	84,656
Plexus Corp.*	1,900	73,302
Sanmina Corp.*	4,800	102,576
Sunny Optical Technology Group Co., Ltd.	538,000	1,077,760
SYNNEX Corp.	1,600	136,096
TDK Corp.	9,100	517,612
TE Connectivity Ltd.	22,518	1,348,603
Tech Data Corp.*	19,820	1,357,670
Trimble Navigation Ltd.*	14,500	238,090
Universal Display Corp.*	2,300	77,970
Vishay Intertechnology, Inc.	8,200	79,458
Zebra Technologies Corp., Class A*	3,000	229,650

		17,610,585

Internet Software & Services (13.9%)
Akamai Technologies, Inc.*	19,000	1,312,140
Alibaba Group Holding Ltd. (ADR)*	9,720	573,188
Bankrate, Inc.*	3,276	33,907
comScore, Inc.*	1,800	83,070
Cornerstone OnDemand, Inc.*	2,792	92,136
CoStar Group, Inc.*	1,800	311,508
Criteo S.A. (ADR)*	190,543	7,152,984
Dealertrack Technologies, Inc.*	2,500	157,900
Demandware, Inc.*	1,836	94,885
eBay, Inc.*	107,505	2,627,422
Endurance International Group Holdings, Inc.*	3,014	40,267
Envestnet, Inc.*	2,000	59,940
Facebook, Inc., Class A*	390,059	35,066,304

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Gogo, Inc.*	2,689	$41,088
Google, Inc., Class A*	39,458	25,188,803
Google, Inc., Class C*	28,106	17,100,253
GrubHub, Inc.*	4,357	106,049
IAC/InterActiveCorp	4,200	274,134
j2 Global, Inc.	2,600	184,210
LinkedIn Corp., Class A*	6,419	1,220,445
LogMeIn, Inc.*	1,300	88,608
Marketo, Inc.*	13,178	374,519
NetEase, Inc. (ADR)	51,910	6,235,429
NIC, Inc.	3,600	63,756
Pandora Media, Inc.*	10,495	223,963
Rackspace Hosting, Inc.*	6,700	165,356
Shutterstock, Inc.*	898	27,156
Tencent Holdings Ltd.	51,300	862,791
Twitter, Inc.*	31,878	858,793
VeriSign, Inc.*	5,600	395,136
Web.com Group, Inc.*	2,722	57,380
WebMD Health Corp.*	2,082	82,947
Yahoo!, Inc.*	48,500	1,402,135
Yelp, Inc.*	3,093	66,994
Zillow Group, Inc., Class A*	19,202	551,673
Zillow Group, Inc., Class C*	38,404	1,036,908

		104,214,177

IT Services (14.2%)
Accenture plc, Class A	96,278	9,460,276
Acxiom Corp.*	4,200	82,992
Alliance Data Systems Corp.*	8,622	2,232,926
Automatic Data Processing, Inc.	76,621	6,157,264
Blackhawk Network Holdings, Inc.*	2,963	125,602
Booz Allen Hamilton Holding Corp.	5,437	142,504
Broadridge Financial Solutions, Inc.	6,600	365,310
CACI International, Inc., Class A*	1,400	103,558
Cardtronics, Inc.*	15,690	513,063
CGI Group, Inc., Class A*	15,600	564,876
Cognizant Technology Solutions Corp., Class A*	190,661	11,937,285
Computer Sciences Corp.	12,690	778,912
Convergys Corp.	5,500	127,105
CoreLogic, Inc.*	5,000	186,150
DST Systems, Inc.	1,900	199,766
EPAM Systems, Inc.*	2,299	171,321
Euronet Worldwide, Inc.*	2,700	200,043
EVERTEC, Inc.	3,783	68,359
Fidelity National Information Services, Inc.	74,890	5,023,621
Fiserv, Inc.*	50,755	4,395,891
FleetCor Technologies, Inc.*	4,275	588,325
Gartner, Inc.*	4,700	394,471
Genpact Ltd.*	86,429	2,040,589
Global Payments, Inc.	13,955	1,601,057
Heartland Payment Systems, Inc.	26,265	1,654,958
International Business Machines Corp.	50,315	7,294,166
Jack Henry & Associates, Inc.	4,500	313,245
Leidos Holdings, Inc.	3,625	149,749
ManTech International Corp., Class A	1,400	35,980
MasterCard, Inc., Class A	146,865	13,235,474
MAXIMUS, Inc.	3,800	226,328
NeuStar, Inc., Class A*	3,254	88,541
Paychex, Inc.	18,000	857,340
PayPal Holdings, Inc.*	69,018	2,142,319
Sabre Corp.	7,611	206,867
Science Applications International Corp.	2,362	94,976
SCSK Corp.	14,500	545,237
Syntel, Inc.*	1,800	81,558
TeleTech Holdings, Inc.	900	24,111
Teradata Corp.*	7,895	228,639
Total System Services, Inc.	35,460	1,610,948
Unisys Corp.*	2,900	34,510
Vantiv, Inc., Class A*	44,011	1,976,974
VeriFone Systems, Inc.*	52,480	1,455,270
Visa, Inc., Class A	351,226	24,466,403
Western Union Co.	28,600	525,096
WEX, Inc.*	12,768	1,108,773
Xerox Corp.	56,254	547,351

		106,366,079

Semiconductors & Semiconductor Equipment (10.3%)
Advanced Micro Devices, Inc.*	37,500	64,500
Altera Corp.	17,000	851,360
Amkor Technology, Inc.*	6,600	29,634
Analog Devices, Inc.	17,600	992,816
Applied Materials, Inc.	67,200	987,168
Atmel Corp.	22,300	179,961
Avago Technologies Ltd.	70,945	8,868,834
Broadcom Corp., Class A	31,300	1,609,759
Cabot Microelectronics Corp.*	1,400	54,236
Cavium, Inc.*	3,056	187,547
Cirrus Logic, Inc.*	3,500	110,285
Cree, Inc.*	5,745	139,201
Cypress Semiconductor Corp.*	29,629	252,439
Diodes, Inc.*	2,200	47,014
Disco Corp.	5,900	415,241
Entegris, Inc.*	8,100	106,839
Fairchild Semiconductor International, Inc.*	5,800	81,432
First Solar, Inc.*	4,300	183,825
Freescale Semiconductor Ltd.*	5,741	210,006
Hermes Microvision, Inc.	12,000	458,909
Integrated Device Technology, Inc.*	8,300	168,490
Intel Corp.	830,530	25,032,174
Intersil Corp., Class A	7,200	84,240
KLA-Tencor Corp.	8,800	440,000
Lam Research Corp.	82,560	5,393,645
Linear Technology Corp.	19,555	789,044
MA-COM Technology Solutions Holdings, Inc.*	1,248	36,180
Marvell Technology Group Ltd.	24,100	218,105
Maxim Integrated Products, Inc.	15,700	524,380
Microchip Technology, Inc.	16,575	714,217
Micron Technology, Inc.*	209,830	3,143,253
Microsemi Corp.*	5,300	173,946
MKS Instruments, Inc.	10,880	364,806
Monolithic Power Systems, Inc.	2,000	102,400
NVIDIA Corp.	28,700	707,455
NXP Semiconductors N.V.*	2,555	222,464
OmniVision Technologies, Inc.*	3,168	83,192
ON Semiconductor Corp.*	23,141	217,525
PMC-Sierra, Inc.*	11,200	75,824
Power Integrations, Inc.	5,435	229,194
Qorvo, Inc.*	8,380	377,519
Rambus, Inc.*	6,700	79,060
Rohm Co., Ltd.	9,000	402,393
Semtech Corp.*	3,900	58,890
Silicon Laboratories, Inc.*	2,300	95,542
Siltronic AG*	25,700	705,469
Skyworks Solutions, Inc.	175,291	14,761,255
Sumco Corp.	69,800	626,498
SunEdison Semiconductor Ltd.*	25,695	270,825
SunEdison, Inc.*	16,975	121,880
SunPower Corp.*	2,954	59,198
Synaptics, Inc.*	2,100	173,166

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co., Ltd.	203,000	$810,073
Teradyne, Inc.	11,800	212,518
Tessera Technologies, Inc.	2,600	84,266
Texas Instruments, Inc.	57,400	2,842,448
Veeco Instruments, Inc.*	2,200	45,122
Xilinx, Inc.	14,500	614,800

		76,892,462

Software (14.3%)
ACI Worldwide, Inc.*	6,100	128,832
Activision Blizzard, Inc.	28,100	868,009
Adobe Systems, Inc.*	99,035	8,142,658
ANSYS, Inc.*	5,100	449,514
Aspen Technology, Inc.*	4,778	181,134
Autodesk, Inc.*	12,700	560,578
Barracuda Networks, Inc.*	609	9,488
Blackbaud, Inc.	2,700	151,524
CA, Inc.	17,200	469,560
Cadence Design Systems, Inc.*	16,100	332,948
CDK Global, Inc.	9,033	431,597
Citrix Systems, Inc.*	9,000	623,520
CommVault Systems, Inc.*	2,500	84,900
Electronic Arts, Inc.*	53,890	3,651,047
Ellie Mae, Inc.*	1,585	105,513
FactSet Research Systems, Inc.	2,200	351,582
Fair Isaac Corp.	1,800	152,100
FireEye, Inc.*	7,940	252,651
Fleetmatics Group plc*	9,840	483,046
Fortinet, Inc.*	116,435	4,946,159
Guidewire Software, Inc.*	3,985	209,531
HubSpot, Inc.*	451	20,913
Imperva, Inc.*	80,727	5,286,004
Infoblox, Inc.*	3,189	50,960
Intuit, Inc.	87,115	7,731,456
Manhattan Associates, Inc.*	4,100	255,430
Mentor Graphics Corp.	5,600	137,928
Microsoft Corp.	923,225	40,861,939
MicroStrategy, Inc., Class A*	500	98,235
NetSuite, Inc.*	2,000	167,800
Nintendo Co., Ltd.	3,200	540,614
Nuance Communications, Inc.*	13,800	225,906
Open Text Corp.	6,868	307,343
Oracle Corp.	258,830	9,348,940
Paycom Software, Inc.*	1,544	55,445
Paylocity Holding Corp.*	682	20,453
Pegasystems, Inc.	2,000	49,220
Progress Software Corp.*	2,904	75,010
Proofpoint, Inc.*	83,753	5,051,981
PTC, Inc.*	6,562	208,278
Qlik Technologies, Inc.*	5,100	185,895
RealPage, Inc.*	2,900	48,198
Red Hat, Inc.*	10,200	733,176
Rovi Corp.*	5,327	55,880
salesforce.com, Inc.*	34,400	2,388,392
ServiceNow, Inc.*	96,146	6,677,340
SolarWinds, Inc.*	3,900	153,036
Solera Holdings, Inc.	3,869	208,926
Splunk, Inc.*	6,997	387,284
SS&C Technologies Holdings, Inc.	4,300	301,172
Symantec Corp.	38,500	749,595
Synchronoss Technologies, Inc.*	2,100	68,880
Synopsys, Inc.*	8,700	401,766
Tableau Software, Inc., Class A*	2,792	222,746
Take-Two Interactive Software, Inc.*	5,000	143,650
TiVo, Inc.*	5,300	45,898
Tyler Technologies, Inc.*	1,900	283,689
Ultimate Software Group, Inc.*	1,575	281,941
Verint Systems, Inc.*	3,469	149,687
VMware, Inc., Class A*	4,400	346,676
Workday, Inc., Class A*	6,044	416,190
Zendesk, Inc.*	3,292	64,885
Zynga, Inc., Class A*	38,072	86,804

		107,481,452

Technology Hardware, Storage & Peripherals (6.4%)
3D Systems Corp.*	6,300	72,765
Apple, Inc.	339,723	37,471,447
BlackBerry Ltd.*	25,803	158,172
Diebold, Inc.	3,800	113,126
Electronics for Imaging, Inc.*	2,700	116,856
EMC Corp.	107,700	2,602,032
Fujifilm Holdings Corp.	23,700	889,243
Hewlett-Packard Co.	101,100	2,589,171
Lexmark International, Inc., Class A	3,600	104,328
NCR Corp.*	8,800	200,200
NetApp, Inc.	16,778	496,629
Nimble Storage, Inc.*	40,964	988,052
QLogic Corp.*	5,000	51,250
SanDisk Corp.	11,410	619,905
Seagate Technology plc	16,905	757,344
Super Micro Computer, Inc.*	2,000	54,520
Western Digital Corp.	12,900	1,024,776

		48,309,816

Total Information Technology		500,493,915

Telecommunication Services (0.5%)
Wireless Telecommunication Services (0.5%)
T-Mobile US, Inc.*	102,685	4,087,890

Total Telecommunication Services		4,087,890

Total Common Stocks (76.5%) (Cost $388,122,419)		573,686,977

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.6%)
iShares® North American Tech ETF‡	416,450	41,761,606
Technology Select Sector SPDR® Fund	1,320,600	52,163,700
Vanguard Information Technology Index ETF	532,100	53,210,000

Total Investment Companies (19.6%) (Cost $82,729,166)		147,135,306

SHORT-TERM INVESTMENT:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	10,407,025	10,407,025

Total Short-Term Investment (1.4%) (Cost $10,407,025)		10,407,025

Total Investments (97.5%) (Cost $481,258,610)		731,229,308
Other Assets Less Liabilities (2.5%)		18,603,687

Net Assets (100%)		$749,832,995

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
iShares® North American Tech ETF	$41,975,752	$463,997	$—	$41,761,606	$254,175	$—

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

At September 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 10/5/15	JPMorgan Chase Bank	7,618	$63,503	$63,395	$108

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$62,770,073	$812,361	$—	$63,582,434
Health Care	—	1,173,032	—	1,173,032
Industrials	3,137,126	1,212,580	—	4,349,706
Information Technology	490,010,365	10,483,550	—	500,493,915
Telecommunication Services	4,087,890	—	—	4,087,890
Forward Currency Contracts	—	108	—	108
Investment Companies
Exchange Traded Funds (ETFs)	147,135,306	—	—	147,135,306
Short-Term Investments	10,407,025	—	—	10,407,025

Total Assets	$717,547,785	$13,681,631	$—	$731,229,416

Total Liabilities	$—	$—	$—	$—

Total	$717,547,785	$13,681,631	$—	$731,229,416

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$ 246,308,584
Aggregate gross unrealized depreciation	(9,988,671)

Net unrealized appreciation	$236,319,913

Federal income tax cost of investments	$494,909,395

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2015, is included in the Portfolio of Investments. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Portfolio’s policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price.

Transfers into and transfers out of Level 3, if material, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Sub-Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security,

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on Portfolio net asset values (“NAVs”).

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Manager deems that the particular event or circumstance would materially affect such Portfolio’s NAV. The value and percentage, based on Total Investments, of the investments that applied these procedures on September 30, 2015 are as follows:

Portfolios:	Market Value:	Percentage of Total Investments
AXA Global Equity Managed Volatility	$962,356,015	51.9%
AXA International Core Managed Volatility	1,160,636,786	76.0
AXA International Value Managed Volatility	25,023,761	2.7
AXA Large Cap Core Managed Volatility	14,499,863	0.6
AXA Large Cap Growth Managed Volatility	20,576,332	0.5
AXA Large Cap Value Managed Volatility	25,023,760	0.5
AXA Mid Cap Value Managed Volatility	21,467,942	1.2
AXA Natural Resources	5,856,703	41.5
AXA SmartBeta Equity	4,346,802	35.9
AXA/AB Dynamic Moderate Growth	361,076,945	19.3
AXA/Franklin Balanced Managed Volatility	19,574,172	1.8
AXA/Franklin Small Cap Value Managed Volatility	4,949,302	2.0
AXA/Horizon Small Cap Value	1,059,922	0.8
AXA/Morgan Stanley Small Cap Growth	4,041,248	1.7
AXA/Mutual Large Cap Equity Managed Volatility	44,660,097	7.9
AXA/Templeton Global Equity Managed Volatility	388,286,947	52.9
AXA International Managed Volatility	1,433,352,328	99.3
ATM International Managed Volatility	1,612,471,985	99.7
EQ/Emerging Markets Equity PLUS	6,645,789	25.4
EQ/GAMCO Mergers and Acquisitions	21,045,304	8.4
EQ/GAMCO Small Company Value	60,198,079	2.3
EQ/International Equity Index	1,589,898,071	99.3
EQ/MFS International Growth	935,535,991	84.9
EQ/Morgan Stanley Mid Cap Growth	7,414,703	0.9
EQ/Oppenheimer Global	82,240,961	48.3
EQ/Real Estate PLUS	8,469,993	26.8
EQ/T. Rowe Price Growth Stock	8,592,589	1.2
Multimanager Aggressive Equity	3,465,449	0.3

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Multimanager Mid Cap Growth	1,769,119	1.1
Multimanager Mid Cap Value	1,616,229	0.9
Multimanager Technology	13,681,523	1.9

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and
Chief Executive Officer
November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and Chief Executive Officer
November 25, 2015

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
November 25, 2015